Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2018
Date of reporting period:	October 31, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

     Principal Funds Institutional, J, & R Share Classes

Annual Report

October 31, 2018

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Table of Contents

Principal LifeTime Hybrid 2040 Fund (unaudited)	46
Principal LifeTime Hybrid 2045 Fund (unaudited)	47
Principal LifeTime Hyrbid 2050 Fund (unaudited)	48
Principal LifeTime Hybrid 2055 Fund (unaudited)	49
Principal LifeTime Hybrid 2060 Fund (unaudited)	50
Principal LifeTime Hybrid 2065 Fund (unaudited)	51
Principal LifeTime Hybrid Income Fund (unaudited)	52
Principal LifeTime Strategic Income Fund (unaudited)	53
Real Estate Securities Fund (unaudited)	54
SAM Balanced Portfolio (unaudited)	55
SAM Conservative Balanced Portfolio (unaudited)	56
SAM Conservative Growth Portfolio (unaudited)	57
SAM Flexible Income Fund (unaudited)	58
SAM Strategic Growth Portfolio (unaudited)	59
Short-Term Income Fund (unaudited)	60
SmallCap Fund (unaudited)	61
SmallCap Growth Fund I (unaudited)	62
SmallCap S&P 600 Index Fund (unaudited)	63
SmallCap Value Fund II (unaudited)	64
Tax-Exempt Bond Fund (unaudited)	65
Financial Statements	67
Notes to Financial Statements	193
Schedules of Investments	238
Financial Highlights (includes performance information)	517
Report of Independent Registered Public Accounting Firm	627
Shareholder Expense Example	630
Supplemental Information	639

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

At some stage of an economic expansion, a chain of events may occur that reinforces the economy’s forward progress through a positive feedback loop. In other words, one good thing leads to another, leading to a third, which in turn, buttresses the first. That’s the virtuous circle, and the United States is on the verge of such a positive loop.

Wage growth is clearly picking up. Average hourly earnings on a three-month smoothed basis are 3.0% above the prior year, the best rate since June 2009. The short-term pace is even faster at 3.6% annualized over the last three months, so the year-over-year average could hit 3.5% by next year’s second quarter. Other wage measures are similarly gaining steam.

Rising wage gains coupled with a tightening labor market can have a positive impact on investment. As an extra worker becomes more expensive to hire, companies may spend more on labor-saving equipment and software, making their current or future employees more productive to offset faster wage growth or perhaps make the new employee unnecessary. That productivity gain is already happening, up 2.0% the last two quarters, the second best two-quarter average since 2010.

The circle begins: Now, with more output-per-hour from employees, businesses can raise wages without hurting profits. With better earnings growth, good investment can continue. And the gains in output will keep those healthier wages from pushing up inflation. Subdued inflation along with vigorous wage growth is the recipe for higher standards of living. And rising standards of living are the prime source of good feelings and hearty confidence, which generate great consumer spending. Robust business and household purchases bring rising business revenue and profits, which close and reinforce the positive loop. While the pace of US economic growth will weaken in 2019, this virtuous circle of wages, jobs, and productivity should keep growth humming right along at 3.0% or more, at least through the first half of next year. This will be the longest expansion in US history, and the positive feedback loop could keep the cycle going longer than currently thought possible.

A stock market upturn into year-end is likely approaching. If the November-December upturn does materialize, we’d urge investors to use it to dial back risk in their portfolios and preserve capital for whatever market swoons may come next year. We’d guess 2019 will bring negative returns for stock markets, at least for much of the year. Defensive sectors like consumer staples, healthcare, and utilities have outperformed in recent months, especially October. While that may partially reverse in a year-end rally, a defensive tilt to one’s portfolio should remain. Growth and tech stocks have led world stock markets higher for years, but that leadership has cracked. History suggests that stock uptrends continue if the leadership persists; when the market leaders crash, the rally is over.

*All data cited, unless otherwise indicated from Bloomberg. Commentary taken from October 2018 Economic Insights by Robert F. Baur, Ph.D. and Robin Anderson, available at principalfunds.com/commentary.

Important Fund Information

The following information applies to all funds shown in the annual report:

Securities described in the fund commentary may no longer be held in the fund

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date
Institutional Shares	-0.84%	4.52%	5.74%	2/27/15	7/25/89

What contributed to or detracted from Fund performance during the fiscal year?

Principal California Municipal seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.

Allocation to Virgin Islands Public FinanceAuthority, Golden State Tobacco Securitization, and Pomona CAMerged Redevelopment Project contributed. Allocation to Waste Management Inc., Stanford University, and Coachella Valley Unified School District detracted.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-2.76%	1.65%	4.92%	3/1/01
	Including Sales Charge	-3.70%	1.65%	4.92%
Institutional Shares		-2.42%	2.02%	5.37%	3/1/01
R-1 Shares		-3.27%	1.13%	4.46%	11/1/04
R-2 Shares		-3.07%	1.26%	4.59%	12/6/00
R-3 Shares		-2.89%	1.44%	4.77%	12/6/00
R-4 Shares		-2.75%	1.65%	4.98%	12/6/00
R-5 Shares		-2.68%	1.75%	5.10%	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Principal Core Plus Bond seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2017 was 5.98 years.

An out-of-index allocation to below investment-grade corporate bonds contributed. Short-duration positioning contributed. Security selection within commercial mortgage-backed securities (CMBS) contributed. Security selection within below investment-grade corporate bonds detracted. Security selection within investment-grade corporate bonds detracted. Security selection within mortgage-backed securities (MBS) detracted.

Diversified International Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-10.89%	2.14%	6.56%	3/1/01
	Including Sales Charge	-11.76%	2.14%	6.56%
Institutional Shares		-10.60%	2.51%	7.05%	3/1/01
R-1 Shares		-11.34%	1.61%	6.12%	11/1/04
R-2 Shares		-11.23%	1.74%	6.25%	12/6/00
R-3 Shares		-11.07%	1.94%	6.44%	12/6/00
R-4 Shares		-10.94%	2.12%	6.65%	12/6/00
R-5 Shares		-10.74%	2.26%	6.87%	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Principal Diversified International seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).

Stock selection in France contributed, driven by overweight to Safran S.A., a major supplier of aircraft engines and equipment. Stock selection in Switzerland also contributed, led by overweight to Swiss Life Holding AG, one of Europe's leading comprehensive life and pensions and financial solutions providers. Stock selection in Germany contributed, led by overweight to Wirecard AG, which offers end-to-end payment solutions across almost all areas of electronic payments in both the acquiring and issuing ecosystem. Stock selection in Japan detracted, led by overweight to ULVAC, Inc., Japan's largest supplier of flat panel display production equipment (FPDE). Stock selection in India also detracted, led by an overweight to Indiabulls Housing Finance, Ltd., one of the top three housing finance companies in India. Stock selection in the information technology sector detracted, led by an overweight to Fujitsu Limited, Japan's largest IT services company.

Equity Income Fund

Investment Advisor: Principal Global Investors, LLC

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $31,254
Morningstar Large Value Category **- $27,518
Russell 1000 ® Value Index **- $29,165

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	4.78%	9.40%	11.60%	10/9/18	5/31/39
	Including Sales Charge	3.79%	9.40%	11.60%		
Institutional Shares		5.17%	9.81%	12.07%	8/1/00	–
R-1 Shares		4.25%	8.85%	11.10%	3/1/10	5/31/39
R-2 Shares		4.38%	9.00%	11.24%	3/1/10	5/31/39
R-3 Shares		4.56%	9.20%	11.44%	3/1/10	5/31/39
R-4 Shares		4.79%	9.40%	11.64%	3/1/10	5/31/39
R-5 Shares		4.91%	9.53%	11.75%	3/1/10	5/31/39

Principal Equity Income seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Allocation toApple contributed due to better-than-expected results due the services segment reinforcing theApple ecosystem and contributing to organic growth. Lack of allocation to General Electric helped performance as it disappointed with anemic sales growth and deepening concerns for future growth. Allocation to Kroger was a top contributor as a result of gaining market share, reporting a better-than-expected gross margin, and early success with digital sales. Allocation to Cimarex detracted as gas prices remained low and production came in weaker-than-expected. Not owning Cisco Systems detracted from relative performance. Microchip Technology detracted as investors became concerned about a downturn in the semiconductor cycle and excess inventory following its acquisition of Microsemi.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Unconstrained Emerging Markets Bond Fund

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Finisterre Capital LLP

Performance of other share classes will differ.
Average Annual Total Returns* as of October 31, 2018
	1-Year	Since Inception	Inception Date
Institutional Shares	-0.86%	4.63%	7/11/16
What contributed to or detracted from Fund performance during the fiscal year?

Principal Finisterre Unconstrained Emerging Markets Bond seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-diversified.

The biggest contributor was a relative value credit curve flattener in Bahrain (long 10-year bond vs. long 5-year credit default swap (CDS) duration neutral) as we correctly anticipated a potential sovereign stress episode - the country was losing reserves amid a global U.S. dollar funding crunch. A structural short US duration position through U.S. Treasury futures was also key enhancer to performance. The position in Poland local sovereign bonds generated a steady source of income between September and April. Entering a timely short Polish zloty (PLN) position contributed. The main detractors were Argentina, Mexico and Russia. Emerging market long positions had downside.

Global Diversified Income Fund

Investment Advisor: Principal Global Investors, LLC

Sub-Advisor: Analytic Investors, LLC; Colonial First State Asset Management (Australia) Limited; DDJ Capital Management, LLC; Logan Circle Partners, L.P.; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Spectrum Asset Management, Inc.; Stone Harbor Investment Partners, LP; W.H Reaves & Co., Inc.

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	Since Inception	Inception Date	Inception Date
Institutional Shares	-2.36%	4.03%	9.98%	12/15/08	–
R-6 Shares	-2.26%	4.02%	9.94%	6/12/17	12/15/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal Global Diversified Income seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, it invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the fund.

Allocation to commercial mortgage-backed securities (CMBS) contributed, driven by out-of-index positions in legacy AJ, IO and 2.0 BB-rated credit and index positions in BBB-rated credit during a period where the CMBS credit curve flattened on strong demand for yield. Allocation to high yield bonds, particularly from DDJ Capital Management, contributed as manager selection continues to drive positive returns. Fundamentals continue to be good for most US high yield credits. Allocation to real estate investment trusts (REITs) contributed, driven by stock selection. In the US, selection within net lease owners, and non-index holdings within data center stocks further drove outperformance. Regionally, overweight in Germany, as well as positioning in Swedish property stocks, and industrial selection in the United Kingdom, Canada, and Australia aided returns. Allocation to and security selection within emerging market debt was the main detractor as hard currency-denominated sovereign and corporate bonds were negatively impacted by rising yields among higher developed market bonds, and US dollar appreciation relative to local currency assets. Country-specific developments, particularly in Argentina and Turkey, drove market sentiment and led to a market downturn, particularly in August. Allocation to global infrastructure securities, particularly security selection by Colonial First State, detracted. Security selection within ports underperformed on concerns that the escalating trade dispute between the US and China could see volume growth slow from the healthy levels achieved in 2017. Regionally, the United Kingdom detracted from the prospect of a "no-deal Brexit" and repeated threats from the opposition Labour leader to bring utilities back under public control. Allocation to global value equities, particularly within small-mid value stocks, detracted due to weak regional and sector stock selections. Consumer discretionary, materials and energy detracted. The United States lagged overall.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal Global Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.

Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lender s and mortgage servicing companies. Lack of allocation to CK Asset Holdings and Sun Hung Kai Properties Limited contributed as higher beta Asian developers underperformed on macro concerns with China, trade war fears, and a general defensive rotation in the market. Overweight to Deutsche Wohnen SE contributed due to strong leasing activity in Berlin. Allocation to Equinix, a large data center holding, detracted as it lagged the broader real estate investment trust (REIT) market as disappointing earnings results in the sector, news of hyper scale demand slowing, and a broader tech market sell-off in equities put pressure on the stock. Overweight to City Developments detracted from relative results as it traded weak on profit taking, unexpected residential tightening measures announced by the government, and soft residential volumes on the back of an absence of major project launches in the first half of 2018. Overweight to Japanese developer Leopalace21 Corporation was a detractor as the company is experiencing delays in obtaining approvals from local authorities to start leasing their properties again as building defects are addressed.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

						Extended
						Performance
		1-Year	5-Year	10-Year	Inception Date Inception Date
Class J Shares	Excluding Sales Charge	-1.98%	1.05%	2.93%	12/15/08	5/4/84
	Including Sales Charge	-2.94%	1.05%	2.93%
Institutional Shares		-1.67%	1.37%	3.33%	3/23/98	–
R-1 Shares		-2.51%	0.58%	2.54%	12/15/08	5/4/84
R-2 Shares		-2.38%	0.71%	2.67%	12/15/08	5/4/84
R-3 Shares		-2.21%	0.89%	2.85%	12/15/08	5/4/84
R-4 Shares		-1.92%	1.10%	3.06%	12/15/08	5/4/84
R-5 Shares		-1.90%	1.21%	3.18%	12/15/08	5/4/84

What contributed to or detracted from Fund performance during the fiscal year?

Principal Government & High Quality Bond seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's, or, if unrated, in the opinion of those selecting such investments, are of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.

An out-of-index allocation to agency commercial mortgage-backed securities (CMBS) contributed.An out-of-index allocation to non-agency CMBS contributed.An out-of-index allocation to whole loan collateralized mortgage obligation (CMO) contributed. Underweight to 30-year Fannie Mae securities (FNMA) detracted. Underweight to 30-year Freddie Mac (FHLMC) detracted. Underweight to 30-year Ginnie Mae securities (GNMA) detracted

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

High Yield Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date
Institutional Shares	-0.15%	4.46%	10.02%	7/28/98	–
R-6 Shares	-0.06%	4.30%	9.75%	11/22/16	4/8/98

What contributed to or detracted from Fund performance during the fiscal year?

Principal High Yield seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries.

Sector allocation and security selection contributed. For sector allocation, underweight to oil field services, and over weights to life insurance, gaming, banking, and foreign agencies contributed. Security selection contributed led by Navios Maritime, California Resources, Ultra Resources, Sanchez Energy, Meg Energy, Agiliti Bank Loan, Asurion Bank Loan, and Catlin Insurance. Underweight to healthcare and over weights to chemicals and construction machinery detracted. Pinnacle and Chaparral Energy detracted from a security selection standpoint.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

High Yield Fund I

Investment Advisor: Principal Global Investors, LLC

Sub-Advisors: DDJ Capital Management LLC; BNY Mellon Asset Management North America Corporation; Neuberger Berman Investment Advisors LLC

Performance of other share classes will differ.
Average Annual Total Returns* as of October 31, 2018
	1-Year	5-Year	10-Year	Inception Date
Institutional Shares	0.35%	3.54%	10.08%	12/29/04
What contributed to or detracted from Fund performance during the fiscal year?

Principal High Yield I seeks high current income. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds ("ETFs").

Security selection within the basic industry, capital goods, and consumer non-cyclical sectors benefited relative performance. Specifically, overweight to and positive selection within the healthcare subsector drove results. Limited exposure to Community Health Systems and HCA Healthcare aided results, alongside overweight to Opal Acquisitions and a healthcare related firm, US Renal Care. Issue selection within pharmaceuticals, alongside underweight to retail proved beneficial as the retail sub-sector underperformed relative to the index. Issue selection within chemicals, metals & mining, and packaging benefited performance. Finally, allocation to bank loans aided results as positions held outperformed relative to traditional high yield bonds. Overweight to American Tire Distributors (auto) and High Ridge Brands (consumer products) detracted the most. Bond prices dropped significantly due to specific credit-related issues. Underweight to the energy sector, specifically independent and midstream subsectors, also weighed on results as these sub-sectors outperformed relative to the index. Within the communications sector, underweight allocation to and poor selection within the wire lines subsector detracted driven by overweight to GTT Communications.

Income Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

						Extended
						Performance
		1-Year	5-Year	10-Year	Inception Date Inception Date
Class J Shares	Excluding Sales Charge	-0.91%	2.27%	5.78%	9/30/09	12/15/75
	Including Sales Charge	-1.87%	2.27%	5.78%
Institutional Shares		-0.75%	2.56%	6.21%	3/23/98	–
R-1 Shares		-1.41%	1.69%	5.33%	3/1/10	12/15/75
R-2 Shares		-1.39%	1.84%	5.47%	3/1/10	12/15/75
R-3 Shares		-1.21%	2.00%	5.66%	3/1/10	12/15/75
R-4 Shares		-0.92%	2.22%	5.86%	3/1/10	12/15/75
R-5 Shares		-0.91%	2.33%	5.95%	3/1/10	12/15/75
R-6 Shares		-0.55%	2.49%	5.99%	11/25/14	12/15/75

What contributed to or detracted from Fund performance during the fiscal year?

Principal Income seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities. The fund may invest up to 35% of its assets in below investment grade bonds which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

Security selection the energy sector contributed. Overweight to the electric utility sector contributed. Security selection insurance sector contributed. Underweight to U.S. Treasury detracted. Underweight to the banking sector detracted. Underweight to 30-year Fannie Mae (FNMA) mortgages detracted.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-2.02%	-0.15%	2.27%	12/29/04
	Including Sales Charge	-2.99%	-0.15%	2.27%
Institutional Shares		-1.27%	0.55%	2.97%	12/29/04
R-1 Shares		-2.22%	-0.34%	2.08%	12/29/04
R-2 Shares		-1.91%	-0.19%	2.21%	12/29/04
R-3 Shares		-1.85%	-0.04%	2.38%	12/29/04
R-4 Shares		-1.65%	0.17%	2.58%	12/29/04
R-5 Shares		-1.48%	0.31%	2.71%	12/29/04

What contributed to or detracted from Fund performance during the fiscal year?

Principal Inflation Protection seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.

Long New Zealand contributed to performance, led by higher inflation expectations, particularly in the fourth quarter of 2017, third quarter of 2018, and October 2018. In October, the positioning was additive given the upside surprise in the New Zealand Consumer Price Index (CPI). Tactically trading US nominal duration contributed throughout the year, as the nominal yield curve continued to flatten to new lows since mid-2007 and as higher yields in the front-end offered attractive opportunities to the beginning of the third quarter 2018. Long US inflation relative to European inflation contributed to performance, as US inflation outperformed, supported by firming CPI data, hawkish rhetoric from Federal Open Market Committee (FOMC) members, rising energy prices, and unprecedented fiscal stimulus in late 2017 and into third quarter 2018. Underweight to UK real rate exposure outright and relative to the US detracted as UK real rates rallied, particularly in fourth quarter 2017, second quarter 2018, and October 2018. Rate volatility was driven by headlines around ongoing Brexit negotiations, sustained Italian fiscal uncertainty, and heightened global geopolitics. Underweight in front-end US real rates (as a means to finance risk expressions elsewhere) detracted despite yields moving higher, as seasonality was strong and the inflation accrual was positive over second quarter 2018 and third quarter 2018. Volatility strategies detracted over the year, particularly in October 2018.

International Emerging Markets Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

						Extended
						Performance
		1-Year	5-Year	10-Year	Inception Date Inception Date
Class J Shares	Excluding Sales Charge	-16.80%	-0.07%	6.46%	3/1/01	–
	Including Sales Charge	-17.63%	-0.07%	6.46%
Institutional Shares		-16.61%	0.25%	6.90%	3/1/01	–
R-1 Shares		-17.29%	-0.59%	6.00%	11/1/04	–
R-2 Shares		-17.19%	-0.46%	6.13%	12/6/00	–
R-3 Shares		-17.04%	-0.28%	6.33%	12/6/00	–
R-4 Shares		-16.89%	-0.09%	6.53%	12/6/00	–
R-5 Shares		-16.81%	0.02%	6.66%	12/6/00	–
R-6 Shares		-16.58%	-0.07%	6.44%	11/22/16	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Principal International Emerging Markets seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).

Overweight positions to Lukoil, Russia's largest private oil and gas company; Vale, the largest and lowest cost iron ore miner and the largest producer of nickel globally; and Banco do Brasil, Brazil's largest bank, contributed significantly. Significant detractors include underweight to Petrobras, Brazil's national oil company; and overweight to LG Electronics, a global leader of home appliances, TVs, and mobile devices; and Wuliangye Yibin, a leading premium Chinese liquor brand in China.

International Fund I

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date
Institutional Shares	-14.42%	3.05%	6.61%	12/29/03	–
R-1 Shares	-15.12%	2.19%	5.70%	11/1/04	–
R-2 Shares	-14.99%	2.33%	5.84%	6/1/04	–
R-3 Shares	-14.80%	2.53%	6.04%	6/1/04	–
R-4 Shares	-14.69%	2.71%	6.23%	6/1/04	–
R-5 Shares	-14.61%	2.82%	6.36%	6/1/04	–
R-6 Shares	-14.32%	3.03%	6.58%	11/22/16	12/29/03

What contributed to or detracted from Fund performance during the fiscal year?

Principal International I seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Financials proved to be the biggest sector contributor to relative performance, driven in particular by Swiss holdings Partners Group Holding AG and Swiss Life Holding AG. Holdings in the industrials sector were also beneficial, led by the French outsourcing company Teleperformance SE and German aircraft engine manufacturer MTU Aero Engines AG. At a sector level, consumer discretionary was the biggest drag, led by Geely Automobile Holdings. Information technology was also a detractor from relative performance. Taiwanese lens supplier LARGAN Precision was the most significant detractor from this sector. From a regional perspective, underperformance in the emerging markets, where we are still overweight, detracted.

Principal LargeCap Growth seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Allocation to Netflix contributed based on strong subscriber growth in the US and International markets. Allocation to Lululemon Athletica contributed due to acceleration in comparable store sales growth, driven by a revamped website offering and improved product merchandising. Allocation to Intuitive Surgical Inc. contributed as it continued to benefit from strong robotic procedure growth and strong utilization levels within general surgery. Underweight to Apple detracted, as strong service revenues and iPhone selling prices more than offset struggles with iPhone unit volumes. An out-of-index allocation to Knight-Swift Transportation, detracted as it suffered from driver shortages, labor cost pressures, and subpar utilization levels that caused an earnings shortfall. An out-of-index allocation to Alibaba Group Holdings, detracted due to Chinese macroeconomic concerns and ongoing investment spending pressuring earnings.

LargeCap Growth Fund I

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.

$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $47,380
Russell 1000 ® Growth Index **- $42,108
Morningstar Large Growth Category **- $34,496

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	**Excluding Sales Charge**	13.50%	12.81%	16.34%	3/1/01	–
	Including Sales Charge	12.50%	12.81%	16.34%		
Institutional Shares		13.60%	13.11%	16.83%	12/6/00	–
R-1 Shares		12.68%	12.18%	15.84%	11/1/04	–
R-2 Shares		12.92%	12.32%	15.99%	12/6/00	–
R-3 Shares		13.03%	12.51%	16.19%	12/6/00	–
R-4 Shares		13.28%	12.73%	16.41%	12/6/00	–
R-5 Shares		13.48%	12.87%	16.56%	12/6/00	–
R-6 Shares		13.72%	13.11%	16.82%	11/25/14	12/6/00

Principal LargeCap Growth I seeks long-term growth of capital. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Allocation to DexCom contributed as a result of its ability to capitalize on the immense opportunity with its industry leading continuous glucose monitoring devices technology.Allocation toAmazon contributd.Allocation to Zoetis, contributed in part due to the recent acquisition of Abaxis. Allocation to A.O. Smith detracted due to fears that trade wars may lead to a prolonged economic slowdown in China. Allocation to Charter Communications detracted as it has struggled to achieve the expected level of subscriber growth.Allocation to Facebook detracted as it has been plagued by data privacy and regulatory issues.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal LargeCap S&P 500 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. As of December 31, 2017, the market capitalization range of the companies comprising the index was between approximately $2.7 billion and $868.9 billion.

Principal LargeCap S&P 500 Index was in line with the S&P 500 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors posted positive returns with the consumer discretionary and information technology sectors providing the largest positive returns. NetApp, Twenty-First Century Fox, and HCA Healthcare contributed. The material and industrial sectors recorded the worst returns. Mohawk Industries, Western Digital, and General Electric detracted.

Principal LargeCap Value III seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2017, the range of the index was between approximately $1.1 billion and $489.0 billion). The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Stock selection in the consumer discretionary, energy, and industrials sectors aided performance. Overweight to the information technology and healthcare sectors contributed to returns. Underweight to the utilities and real estate sectors aided performance. Stock selection in the communication services sectors hindered performance. Overweight to the industrials and energy sectors dragged on performance. Underweight to the consumer staples sector was not beneficial.

MidCap Fund

Investment Advisor: Principal Global Investors, LLC

$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $42,062
Russell Midcap ® Index **- $37,697
Morningstar Mid-Cap Growth Category **- $33,383

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	0.98%	9.92%	15.06%	3/1/01	–
	Including Sales Charge	0.00%	9.92%	15.06%		
Institutional Shares		1.12%	10.12%	15.45%	3/1/01	–
R-1 Shares		0.31%	9.24%	14.49%	11/1/04	–
R-2 Shares		0.47%	9.38%	14.64%	12/6/00	–
R-3 Shares		0.65%	9.59%	14.86%	12/6/00	–
R-4 Shares		0.81%	9.79%	15.07%	12/6/00	–
R-5 Shares		0.97%	9.92%	15.22%	12/6/00	–
R-6 Shares		1.24%	9.82%	14.98%	11/22/16	12/6/00

Principal MidCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Index (as of December 31, 2017, this range was between approximately $1.1 billion and $36.7 billion). The fund also invests in foreign securities.

O'Reilly Automotive, a leading auto parts aftermarket retailer, contributed as shares increased over the last twelve months on solid results. Ross Stores, the second largest off-price retailer in the United States behind TJX Companies continues to execute and post strong results. Verisk Analytics, a leading provider of fraud prevention tools and risk assessment solutions, performed well on strength in its business selling to insurance customers, as well as improvement with its energy customers. TransDigm, a supplier of an extensive collection of airplane components led by a highly respected and shareholder-friendly management team, performed well supported by strong demand in its aftermarket business. S&P Global, a collection of high margin, low capital businesses with durable competitive positions, performed well primarily due to strength in its rating business.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal MidCap Growth seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Growth Index (as of December 31, 2017, this range was between approximately $1.2 billion and $36.7 billion).

Allocation Service Now, a leading provider of cloud-based software, contributed as the company continued to benefit from the secular trend away from direct ownership to subscription models for IT help desk software, while also witnessing success in adjacent areas, such as IT operations management and human resources. Allocation to Square, Inc., a leading provider of payment processing, point-of-sale, financial, and marketing services to merchants, contributed as revenue growth continued to impress, leading to strong financial results and forward guidance. An out-of-index allocation to G-III Apparel Group, an apparel manufacturer and retailer with a diverse portfolio, contributed after lean inventory levels, more favorable weather trends, and a stabilization of some of its retailer store bases have enabled it to improve financial performance. Allocation to Trimble, a provider of location and mobility-focused technologies that enhance productivity, detracted due to macroeconomic concerns and earnings dilution from recent acquisitions. Allocation to Sketchers, a global footwear manufacturer, detracted after a significant ramp in selling costs hurt operating margins, causing the company to miss expectations. Lack of allocation to Ross Stores, an operator of discount stores, detracted due to market share gains from struggling department stores.

Principal MidCap Growth III seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Overall, stock selection contributed especially in the healthcare and consumer discretionary sectors. Overweight to the consumer discretionary and communication services sectors added value. Underweight to the materials and real estate sectors contributed to returns. Stock selection in the industrials and materials sectors diminished performance. Overweight to the industrials sector held back returns. Underweight to the consumer staples sector dragged on returns.

MidCap S&P 400 Index Fund

Investment Advisor: Principal Global Investors, LLC

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $36,532
S&P MidCap 400 Index **- $37,518
Morningstar Mid-Cap Blend Category **- $31,084

Performance of other share classes will differ.

Average Annual Total Returns* as of **October 31, 2018**

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	0.59%	8.30%	13.35%	3/1/01	–
	Including Sales Charge	-0.35%	8.30%	13.35%		
Institutional Shares		0.81%	8.63%	13.83%	3/1/01	–
R-1 Shares		-0.03%	7.72%	12.89%	11/1/04	–
R-2 Shares		0.11%	7.85%	13.03%	12/6/00	–
R-3 Shares		0.29%	8.06%	13.23%	12/6/00	–
R-4 Shares		0.47%	8.26%	13.45%	12/6/00	–
R-5 Shares		0.58%	8.38%	13.58%	12/6/00	–
R-6 Shares		0.85%	8.28%	13.34%	11/22/16	12/6/00

Principal MidCap S&P 400 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe, which include growth and value stocks. As of December 31, 2017, the market capitalization range of the companies comprising the index was between approximately $626.1 million and $13.1 billion.

Principal MidCap S&P 400 Index was in line with the S&P 400 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Seven of the eleven economic sectors in the index posted positive returns with the healthcare and energy sectors providing the largest positive returns. Fortinet, Abiomed, and HollyFrontier contributed. The materials and financials sectors recorded the worst returns. Akorn, Delphi Technologies, and McDermott International detracted. The portfolio employs a passive investment approach.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I

Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management and Equity Research, Inc.; Victory Capital Management Inc.

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $32,315
Russell Midcap ® Value Index **- $35,023
Morningstar Mid-Cap Value Category **- $31,235

Performance of other share classes will differ.

Average Annual Total Returns* as of **October 31, 2018**

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	0.67%	6.86%	11.93%	3/2/09	12/29/03
	Including Sales Charge	-0.28%	6.86%	11.93%		
Institutional Shares		0.99%	7.23%	12.44%	12/29/03	–
R-1 Shares		0.14%	6.31%	11.49%	11/1/04	–
R-2 Shares		0.21%	6.44%	11.63%	6/1/04	–
R-3 Shares		0.45%	6.64%	11.83%	6/1/04	–
R-4 Shares		0.64%	6.84%	12.04%	6/1/04	–
R-5 Shares		0.73%	6.97%	12.16%	6/1/04	–

Principal MidCap Value I seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.

Stock selection in the consumer discretionary, financials, and consumer staples sectors contributed. Overweight to the communication services and information technology sectors aided performance. Underweight to the real estate and consumer discretionary sectors was beneficial. Stock selection within the communication services and energy sectors hindered performance. Overweight to the consumer staples and industrials sectors detracted from performance. Underweight to the energy and utilities sectors diminished performance.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

MidCap Value Fund III

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $30,615
Russell Midcap ® Value Index **- $35,023
Morningstar Mid-Cap Value Category **- $31,235

Performance of other share classes will differ.

Average Annual Total Returns* as of **October 31, 2018**

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	-8.44%	4.97%	11.37%	3/1/01	–
	Including Sales Charge	-9.25%	4.97%	11.37%		
Institutional Shares		-8.23%	5.26%	11.84%	3/1/01	–
R-1 Shares		-8.95%	4.38%	10.86%	11/1/04	–
R-2 Shares		-8.82%	4.51%	10.99%	12/6/00	–
R-3 Shares		-8.67%	4.71%	11.20%	12/6/00	–
R-4 Shares		-8.48%	4.90%	11.42%	12/6/00	–
R-5 Shares		-8.38%	5.04%	11.54%	12/6/00	–
R-6 Shares		-8.16%	5.24%	11.48%	11/25/14	12/6/00

Principal MidCap Value III seeks long-term growth of capital. Under normal circumstances, Principal MidCap Value III invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in real estate investment trusts.

Overweight to the information technology sector aided performance. Underweight to the materials and real estate sectors was beneficial. The largest sector weight difference was underweight to real estate, which contributed. Stock selection within the information technology, industrials, and materials sectors hindered performance. Overweight to the materials and utilities sectors detracted. Underweight to the consumer staples and communication services sectors detracted.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Overseas Fund

Investment Advisor: Principal Global Investors, LLC

Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date
Institutional Shares	-9.44%	1.06%	6.32%	9/30/08	–
R-1 Shares	-10.22%	0.18%	5.40%	3/1/12	9/30/08
R-2 Shares	-10.14%	0.32%	5.54%	3/1/12	9/30/08
R-3 Shares	-9.95%	0.50%	5.72%	3/1/12	9/30/08
R-4 Shares	-9.79%	0.68%	5.93%	3/1/12	9/30/08
R-5 Shares	-9.62%	0.81%	6.06%	3/1/12	9/30/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal Overseas seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the US at the time of purchase. It invests in emerging market countries. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.

Stock selection in the materials and financials sectors aided performance. Overweight to the materials and energy sectors contributed to returns. Underweight to the financials sector aided performance. Stock selection in the consumer staples and information technology sectors hindered performance. Overweight to the information technology sector dragged on performance. Underweight to the real estate sector was not beneficial.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal Capital Appreciation seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. It invests in equity securities with value and/or growth characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Dr Pepper Snapple Group rose following the announcement of a merger with Keurig Green Mountain. LululemonAthletica Inc. benefited from strong earnings with excellent growth in online sales. Microsoft outperformed because results across its product lines, including Office and Azure, outperformed expectations. Cimarex underperformed because of weak gas prices and weak Midland oil price differentials. Microchip detracted as investors became concerned about a downturn in the semiconductor cycle and excess inventory following its acquisition of Microsemi. Ameriprise underperformed as investors became concerned about the market decline and the asset managers' long-term care insurance exposure during the period.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal LifeTime 2010 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.72%	3.70%	7.23%	6/15/01
	Including Sales Charge	-1.66%	3.70%	7.23%
Institutional Shares		-0.55%	3.93%	7.57%	3/1/01
R-1 Shares		-1.41%	3.03%	6.63%	11/1/04
R-2 Shares		-1.26%	3.15%	6.77%	3/1/01
R-3 Shares		-1.16%	3.34%	6.95%	3/1/01
R-4 Shares		-0.90%	3.53%	7.16%	3/1/01
R-5 Shares		-0.83%	3.66%	7.28%	3/1/01

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2010 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway),which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2015 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Institutional Shares	-0.56%	4.39%	8.05%	2/29/08
R-1 Shares	-1.35%	3.50%	7.12%	2/29/08
R-2 Shares	-1.23%	3.64%	7.27%	2/29/08
R-3 Shares	-1.06%	3.81%	7.44%	2/29/08
R-4 Shares	-0.85%	4.02%	7.65%	2/29/08
R-5 Shares	-0.76%	4.13%	7.79%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2015 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2020 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.72%	4.66%	8.38%	6/15/01
	Including Sales Charge	-1.66%	4.66%	8.38%
Institutional Shares		-0.56%	4.88%	8.72%	3/1/01
R-1 Shares		-1.50%	3.96%	7.76%	11/1/04
R-2 Shares		-1.31%	4.10%	7.91%	3/1/01
R-3 Shares		-1.16%	4.29%	8.10%	3/1/01
R-4 Shares		-0.93%	4.49%	8.30%	3/1/01
R-5 Shares		-0.91%	4.59%	8.43%	3/1/01

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2020 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2025 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Institutional Shares	-0.49%	5.31%	9.02%	2/29/08
R-1 Shares	-1.24%	4.39%	8.08%	2/29/08
R-2 Shares	-1.21%	4.54%	8.22%	2/29/08
R-3 Shares	-0.96%	4.73%	8.41%	2/29/08
R-4 Shares	-0.83%	4.92%	8.61%	2/29/08
R-5 Shares	-0.66%	5.06%	8.74%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2025 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2030 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.80%	5.39%	9.09%	6/15/01
	Including Sales Charge	-1.74%	5.39%	9.09%
Institutional Shares		-0.65%	5.62%	9.43%	3/1/01
R-1 Shares		-1.49%	4.69%	8.48%	11/1/04
R-2 Shares		-1.34%	4.85%	8.63%	3/1/01
R-3 Shares		-1.17%	5.03%	8.82%	3/1/01
R-4 Shares		-0.97%	5.23%	9.03%	3/1/01
R-5 Shares		-0.85%	5.36%	9.16%	3/1/01

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2030 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway),which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2035 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Institutional Shares	0.04%	5.97%	9.70%	2/29/08
R-1 Shares	-0.80%	5.07%	8.75%	2/29/08
R-2 Shares	-0.62%	5.21%	8.89%	2/29/08
R-3 Shares	-0.42%	5.39%	9.10%	2/29/08
R-4 Shares	-0.30%	5.58%	9.29%	2/29/08
R-5 Shares	-0.12%	5.73%	9.43%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2035 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2040 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.03%	5.95%	9.57%	6/15/01
	Including Sales Charge	-0.98%	5.95%	9.57%
Institutional Shares		0.13%	6.20%	9.97%	3/1/01
R-1 Shares		-0.71%	5.29%	9.01%	11/1/04
R-2 Shares		-0.54%	5.43%	9.15%	3/1/01
R-3 Shares		-0.37%	5.62%	9.34%	3/1/01
R-4 Shares		-0.15%	5.81%	9.56%	3/1/01
R-5 Shares		-0.07%	5.94%	9.68%	3/1/01

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2040 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway),which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2045 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Institutional Shares	0.17%	6.40%	10.11%	2/29/08
R-1 Shares	-0.74%	5.47%	9.17%	2/29/08
R-2 Shares	-0.52%	5.61%	9.31%	2/29/08
R-3 Shares	-0.33%	5.81%	9.49%	2/29/08
R-4 Shares	-0.22%	6.00%	9.70%	2/29/08
R-5 Shares	-0.06%	6.14%	9.84%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2045 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2050 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway),which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2055 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2060 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	Since Inception Inception Date
Class J Shares	Excluding Sales Charge	-0.24%	6.23%	8.11%	3/1/13
	Including Sales Charge	-1.21%	6.23%	8.11%
Institutional Shares		0.19%	6.58%	8.46%	3/1/13
R-1 Shares		-0.67%	5.69%	7.54%	3/1/13
R-2 Shares		-0.55%	5.82%	7.68%	3/1/13
R-3 Shares		-0.38%	6.01%	7.91%	3/1/13
R-4 Shares		-0.25%	6.21%	8.08%	3/1/13
R-5 Shares		-0.07%	6.33%	8.20%	3/1/13

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2060 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime 2065 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

	1-Year	Since Inception	Inception Date
Institutional Shares	-0.08%	3.83%	9/6/17
R-1 Shares	-0.76%	3.04%	9/6/17
R-2 Shares	-0.76%	3.13%	9/6/17
R-3 Shares	-0.46%	3.39%	9/6/17
R-4 Shares	-0.27%	3.57%	9/6/17
R-5 Shares	-0.08%	3.74%	9/6/17

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2065 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Principal LifeTime Hybrid 2015 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.83%	3.93%	3/1/18	9/30/14
	Including Sales Charge	-1.80%	3.93%
Institutional Shares		-0.56%	4.19%	9/30/14	–
R-6 Shares		-0.65%	4.21%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2015 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.86%	4.55%	3/1/18	9/30/14
	Including Sales Charge	-1.82%	4.55%
Institutional Shares		-0.50%	4.84%	9/30/14	–
R-6 Shares		-0.57%	4.84%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2020 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefitted the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.79%	5.10%	3/1/18	9/30/14
	Including Sales Charge	-1.76%	5.10%
Institutional Shares		-0.53%	5.36%	9/30/14	–
R-6 Shares		-0.53%	5.38%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2025 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefitted the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.82%	5.55%	3/1/18	9/30/14
	Including Sales Charge	-1.79%	5.55%
Institutional Shares		-0.56%	5.81%	9/30/14	–
R-6 Shares		-0.55%	5.82%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2030 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefitted the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.71%	5.96%	3/1/18	9/30/14
	Including Sales Charge	-1.68%	5.96%
Institutional Shares		-0.45%	6.22%	9/30/14	–
R-6 Shares		-0.36%	6.26%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2035 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.71%	6.28%	3/1/18	9/30/14
	Including Sales Charge	-1.69%	6.28%
Institutional Shares		-0.38%	6.56%	9/30/14	–
R-6 Shares		-0.46%	6.58%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2040 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.64%	6.45%	3/1/18	9/30/14
	Including Sales Charge	-1.62%	6.45%
Institutional Shares		-0.39%	6.71%	9/30/14	–
R-6 Shares		-0.39%	6.73%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2045 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.47%	6.75%	3/1/18	9/30/14
	Including Sales Charge	-1.44%	6.75%
Institutional Shares		-0.38%	6.96%	9/30/14	–
R-6 Shares		-0.30%	6.99%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2050 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.55%	6.84%	3/1/18	9/30/14
	Including Sales Charge	-1.52%	6.84%
Institutional Shares		-0.30%	7.10%	9/30/14	–
R-6 Shares		-0.30%	7.12%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2055 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.64%	6.94%	3/1/18	9/30/14
	Including Sales Charge	-1.61%	6.94%
Institutional Shares		-0.31%	7.22%	9/30/14	–
R-6 Shares		-0.39%	7.24%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2060 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.56%	3.28%	3/1/18	9/6/17
	Including Sales Charge	-1.53%	2.41%
Institutional Shares		-0.28%	3.56%	9/6/17	–
R-6 Shares		-0.28%	3.56%	9/6/17	–

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid 2065 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid Income Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
		1-Year	Since Inception	Inception Date	Inception Date
Class J Shares	Excluding Sales Charge	-1.06%	2.58%	3/1/18	9/30/14
	Including Sales Charge	-2.03%	2.58%
Institutional Shares		-0.88%	2.81%	9/30/14	–
R-6 Shares		-0.88%	2.84%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Hybrid Income seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.

Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.

* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-1.17%	2.86%	5.65%	6/15/01
	Including Sales Charge	-2.11%	2.86%	5.65%
Institutional Shares		-0.88%	3.12%	6.02%	3/1/01
R-1 Shares		-1.77%	2.22%	5.10%	11/1/04
R-2 Shares		-1.66%	2.35%	5.24%	3/1/01
R-3 Shares		-1.49%	2.53%	5.42%	3/1/01
R-4 Shares		-1.31%	2.72%	5.62%	3/1/01
R-5 Shares		-1.10%	2.87%	5.75%	3/1/01

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Strategic Income seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory), LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein, Brown,&Emerald).GrowthstyleexposurewithintheUSlarge-capequitybroadassetclasswasastrongcontributor.TheGlobalOpportunities Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway),which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.

Real Estate Securities Fund

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $30,608
MSCI US REIT Index **- $29,333
Morningstar Real Estate Category **- $27,572

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	2.12%	8.42%	11.38%	3/1/01	–
	Including Sales Charge	1.14%	8.42%	11.38%		
Institutional Shares		2.35%	8.72%	11.84%	3/1/01	–
R-1 Shares		1.53%	7.84%	10.91%	11/1/04	–
R-2 Shares		1.69%	7.99%	11.05%	12/6/00	–
R-3 Shares		1.86%	8.17%	11.25%	12/6/00	–
R-4 Shares		2.04%	8.38%	11.46%	12/6/00	–
R-5 Shares		2.17%	8.52%	11.60%	12/6/00	–
R-6 Shares		2.43%	8.40%	11.37%	11/22/16	12/6/00

Principal Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.

Lack of allocation to CK Asset Holdings and Sun Hung Kai Properties Limited contributed as higher beta Asian developers underperformed on macro concerns with China, trade war fears, and a general defensive rotation in the market. Overweight to Deutsche Wohnen SE contributed due to strong leasing activity in Berlin. Allocation to Equinix, a large data center holding, detracted as it lagged the broader real estate investment trust (REIT) market as disappointing earnings results in the sector, news of hyper scale demand slowing, and a broader tech market sell-off in equities put pressure on the stock. Overweight to City Developments detracted from relative results as it traded weak on profit taking, unexpected residential tightening measures announced by the government, and soft residential volumes on the back of an absence of major project launches in the first half of 2018. Overweight to Japanese developer Leopalace21 Corporation was a detractor as the company is experiencing delays in obtaining approvals from local authorities to start leasing their properties again as building defects are addressed.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal SAM Balanced Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as a fund of funds. It generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.

Security selection in investment grade corporate bonds was the largest contributor. Security selection in large-cap value equities aided performance. Strategic allocation to high yield bonds, which outperformed core fixed income, contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

SAM Conservative Balanced Portfolio

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.33%	4.25%	7.35%	1/16/07
	Including Sales Charge	-1.27%	4.25%	7.35%
Institutional Shares		-0.26%	4.43%	7.67%	1/16/07
R-1 Shares		-1.07%	3.55%	6.74%	1/16/07
R-2 Shares		-0.87%	3.70%	6.89%	1/16/07
R-3 Shares		-0.74%	3.87%	7.08%	1/16/07
R-4 Shares		-0.63%	4.05%	7.28%	1/16/07
R-5 Shares		-0.51%	4.17%	7.40%	1/16/07

What contributed to or detracted from Fund performance during the fiscal year?

Principal SAM Conservative Balanced Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.

Securityselectionininvestmentgradecorporatebondswasthelargestcontributor.Strategicallocationtohighyieldbonds,whichoutperformed core fixed income, aided performance. Security selection in large-cap value equities contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

Principal SAM Conservative Growth Portfolio seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.

Security selection in large-cap value equities was the largest contributor. Security selection in international developed market value equities aided performance for the period. Security selection in investment grade corporate bonds contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

SAM Flexible Income Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class J Shares	Excluding Sales Charge	-0.15%	3.54%	6.66%	1/16/07
	Including Sales Charge	-1.11%	3.54%	6.66%
Institutional Shares		-0.03%	3.75%	6.98%	1/16/07
R-1 Shares		-0.95%	2.84%	6.06%	1/16/07
R-2 Shares		-0.74%	2.99%	6.20%	1/16/07
R-3 Shares		-0.57%	3.18%	6.41%	1/16/07
R-4 Shares		-0.30%	3.39%	6.61%	1/16/07
R-5 Shares		-0.26%	3.50%	6.73%	1/16/07

What contributed to or detracted from Fund performance during the fiscal year?

Principal SAM Flexible Income Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Portfolios operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.

Securityselectionininvestmentgradecorporatebondswasthelargestcontributor.Strategicallocationtohighyieldbonds,whichoutperformed core fixed income, aided performance. Security selection in mortgage and asset-backed securities contributed. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, was the largest detractor. Security selection in international emerging market bonds hindered performance. Strategic and tactical allocation to international emerging market equities, which underperformed their US counterparts, detracted.

Principal SAM Strategic Growth Portfolio seeks to provide long-term capital appreciation. The Portfolios operates as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

Security selection in large-cap value equities was the largest contributor to performance. Security selection in international developed market value equities aided performance. Security selection in small-cap value equities contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

Short-Term Income Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

						Extended
						Performance
		1-Year	5-Year	10-Year	Inception Date Inception Date
Class J Shares	Excluding Sales Charge	0.33%	1.21%	2.66%	7/12/10	11/1/93
	Including Sales Charge	-0.66%	1.21%	2.66%
Institutional Shares		0.56%	1.49%	3.05%	7/25/96	–
R-1 Shares		-0.23%	0.64%	2.22%	7/12/10	11/1/93
R-2 Shares		-0.18%	0.75%	2.33%	7/12/10	11/1/93
R-3 Shares		0.00%	0.93%	2.53%	7/12/10	11/1/93
R-4 Shares		0.19%	1.11%	2.71%	7/12/10	11/1/93
R-5 Shares		0.31%	1.25%	2.82%	7/12/10	11/1/93

What contributed to or detracted from Fund performance during the fiscal year?

Principal Short-Term Income seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index which as of December 31, 2017 was 1.88 years.

Security selection in the banking sector contributed. An out-of-index allocation to the auto-backed asset-backed securities (ABS) sector contributed. An out-of-index allocation to the student loan ABS sector contributed. Security selection in the owned no guarantee sector detracted. An out-of-index allocation to the US Treasury sector detracted. An out-of-index allocation to exchange traded funds (ETFs) detracted.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

SmallCap Fund

Investment Advisor: Principal Global Investors, LLC

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $32,443
Russell 2000 ® Index **- $32,282
Morningstar Small Blend Category **- $30,563

Performance of other share classes will differ.

Average Annual Total Returns* as of **October 31, 2018**

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	1.93%	8.04%	12.08%	3/1/01	–
	Including Sales Charge	1.00%	8.04%	12.08%		
Institutional Shares		2.12%	8.33%	12.49%	3/1/01	–
R-1 Shares		1.25%	7.42%	11.54%	11/1/04	–
R-2 Shares		1.38%	7.56%	11.68%	12/6/00	–
R-3 Shares		1.55%	7.76%	11.89%	12/6/00	–
R-4 Shares		1.80%	7.96%	12.10%	12/6/00	–
R-5 Shares		1.92%	8.09%	12.24%	12/6/00	–
R-6 Shares		2.20%	8.00%	12.02%	11/22/16	12/6/00

Principal SmallCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.

The five individual stocks contributing the most were Carvana, Planet Fitness, Insperity, Encompass Health, and Eldorado Resorts.

The five individual stocks detracting the most were GMS, Advanced Energy Industries, SYNNEX, Taylor Morrison Home, and Nevro. The portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock se lection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I

Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Alliance Bernstein, L.P.; Brown Advisory, LLC; Emerald Advisors, Inc.

$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $43,247
Russell 2000 ® Growth Index **- $36,718
Morningstar Small Growth Category **- $34,765

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	8.82%	9.37%	15.20%	3/1/01	–
	Including Sales Charge	7.85%	9.37%	15.20%		
Institutional Shares		9.12%	9.79%	15.77%	12/6/00	–
R-1 Shares		8.27%	8.86%	14.80%	11/1/04	–
R-2 Shares		8.32%	8.99%	14.95%	12/6/00	–
R-3 Shares		8.54%	9.18%	15.15%	12/6/00	–
R-4 Shares		8.72%	9.39%	15.38%	12/6/00	–
R-5 Shares		8.91%	9.53%	15.51%	12/6/00	–
R-6 Shares		9.13%	9.76%	15.76%	11/25/14	12/6/00

Principal SmallCap Growth I seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The management invests up to 30% of the fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Stock selection in the information technology, healthcare, and consumer discretionary sectors contributed. Overweight to information technology and communication services enhanced performance. Underweight to the materials, real estate and energy sectors benefitted the portfolio. Stock selection in the communication services and financials sectors detracted. Underweight to the healthcare sector dragged on performance. Overweight to the industrials and financials sectors dragged on returns.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund

Investment Advisor: Principal Global Investors, LLC

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/08
10/09
10/10
10/11
10/12
10/13
10/14
10/15
10/16
10/17
10/18
Institutional Shares - $36,624
S&P SmallCap 600 Index **- $37,609
Morningstar Small Blend Category **- $30,563

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

		1-Year	5-Year	10-Year	Inception Date	Extended Performance Inception Date
Class J Shares	Excluding Sales Charge	5.14%	9.51%	13.41%	3/1/01	–
	Including Sales Charge	4.15%	9.51%	13.41%		
Institutional Shares		5.32%	9.79%	13.86%	3/1/01	–
R-1 Shares		4.46%	8.88%	12.92%	11/1/04	–
R-2 Shares		4.56%	9.02%	13.06%	12/6/00	–
R-3 Shares		4.77%	9.22%	13.27%	12/6/00	–
R-4 Shares		5.01%	9.44%	13.49%	12/6/00	–
R-5 Shares		5.10%	9.56%	13.62%	12/6/00	–
R-6 Shares		5.37%	9.45%	13.39%	11/22/16	12/6/00

Principal SmallCap S&P 600 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund utilizes derivative strategies and exchange-traded funds ("ETFs").

Principal SmallCap S&P 600 Index was in line with the S&P 600 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Six of the 11 economic sectors in the index posted positive returns during the year with healthcare and consumer discretionary sectors providing the largest positive returns. Nektar Therapeutics, Medifast, and World Wrestling Entertainment contributed. The material and energy sectors recorded the worst returns. Lannett Company, Extreme Networks, and Lumber Liquidators detracted. The portfolio uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II

Investment Advisor: Principal Global Investors, LLC

Sub-Advisors: Hotchkins Wiley Capital Management, LLC ; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP

Value of a $10,000 Investment* October 31, 2008 - October 31, 2018

Principal SmallCap Value II seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").

Stock selection within the information technology and healthcare sectors enhanced performance. Overweight to the industrials and consumer discretionary sectors enhanced performance. Underweight to the financials and real estate sectors contributed. Stock selection in the materials and industrials sectors hindered returns. Overweight to the information technology sector was a detriment to returns. Underweight to the healthcare sector dragged on performance.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund

Investment Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date
Institutional Shares	-0.31%	3.94%	5.39%	5/18/15	1/3/77

What contributed to or detracted from Fund performance during the fiscal year?

Principal Tax-Exempt Bond seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.

Allocation to Ohio St Air Quality Revenue Bonds, Port of Beaumont TX Navigation District, and Golden State Tobacco Securitization contributed. Allocation to Lower AL Gas Project, San Diego Unified School District, and Salt Verde Financial Corp detracted.

* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

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Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		California Municipal		Diversified
Amounts in thousands, except per share amounts		Fund	Core Plus Bond Fund	International Fund
Investment in securities--at cost		$416,309	$3,462,359	$10,276,141
Investment in affiliated Funds--at cost		$–	$193,677	$269,817
Foreign currency--at cost		$–	$1,167	$2,065
Assets
Investment in securities--at value		$414,030	$3,344,060	$10,615,847
Investment in affiliated Funds--at value		–	193,677	269,817
Foreign currency--at value		–	1,140	2,077
Cash		1,649	662	–
Receivables:
Dividends and interest		5,471	24,761	40,186
Expense reimbursement from Manager		2	161	2
Expense reimbursement from Distributor		–	4	4
Foreign currency contracts .		–	1,046	–
Fund shares sold		2,150	10,733	928
Investment securities sold		–	90,870	4,819
Unrealized gain on unfunded loan commitments		–	2	–
Variation margin on futures		–	132	–
Variation margin on swaps		–	31	–
Other assets		–	7	5
	Total Assets	423,302	3,667,286	10,933,685
Liabilities
Accrued management and investment advisory fees		158	1,357	7,822
Accrued administrative service fees		–	3	4
Accrued distribution fees		89	46	90
Accrued service fees		–	17	22
Accrued transfer agent fees		47	136	230
Accrued chief compliance officer fees		–	–	1
Accrued directors' expenses		1	2	14
Accrued professional fees		27	41	39
Accrued other expenses		16	64	535
Deposits from counterparty		–	–	–
Payables:
Dividends payable		1,108	10,474	–
Foreign currency contracts		–	305	–
Fund shares redeemed		508	15,054	23,322
Interest expense and fees payable		63	–	–
Investment securities purchased		–	418,082	8,248
Variation margin on futures		–	283	–
Floating rate notes issued		8,170	–	–
	Total Liabilities	10,187	445,864	40,327
Net Assets Applicable to Outstanding Shares		$413,115	$3,221,422	$10,893,358
Net Assets Consist of:
Capital shares and additional paid-in-capital		$426,600	$3,404,442	$9,943,688
Total distributable earnings (loss)		(13,485)	(183,020)	949,670
	Total Net Assets	$413,115	$3,221,422	$10,893,358

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	California Municipal					Diversified
Amounts in thousands, except per share amounts	Fund			Core Plus Bond Fund		International Fund
Capital Stock (par value: $.01 per share):
Shares authorized		700,000		1,160,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets		$283,709		$78,179		$217,118
Shares Issued and Outstanding		28,094		7,547		17,703
Net Asset Value per share		$10.10		$10.36		$12.26
Maximum Offering Price		$10.49		$10.76		$12.97
Class C: Net Assets		$33,333		$6,505		$15,031
Shares Issued and Outstanding		3,294		628		1,231
Net Asset Value per share		$10.12	(a)	$10.36	(a)	$12.21	(a)
Class J: Net Assets		N/A		$131,877		$155,540
Shares Issued and Outstanding				12,643		12,824
Net Asset Value per share				$10.43	(a)	$12.13	(a)
Institutional: Net Assets		$96,073		$2,925,885		$10,407,141
Shares Issued and Outstanding		9,508		282,617		850,855
Net Asset Value per share		$10.10		$10.35		$12.23
R-1: Net Assets		N/A		$4,308		$3,998
Shares Issued and Outstanding				416		328
Net Asset Value per share				$10.35		$12.20
R-2: Net Assets		N/A		$3,968		$4,064
Shares Issued and Outstanding				387		334
Net Asset Value per share				$10.25		$12.16
R-3: Net Assets		N/A		$16,316		$15,377
Shares Issued and Outstanding				1,586		1,260
Net Asset Value per share				$10.29		$12.21
R-4: Net Assets		N/A		$10,643		$27,665
Shares Issued and Outstanding				1,014		2,234
Net Asset Value per share				$10.50		$12.38
R-5: Net Assets		N/A		$43,741		$47,424
Shares Issued and Outstanding				4,246		3,835
Net Asset Value per share				$10.30		$12.37

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund	Bond Fund	Income Fund
Investment in securities--at cost	$4,622,617	$28,791	$8,622,969
Investment in affiliated Funds--at cost	$97,178	$–	$296,134
Foreign currency--at cost	$7	$52	$6,093
Assets
Investment in securities--at value	$6,904,458	$28,073	$8,229,530
Investment in affiliated Funds--at value	97,178	–	296,134
Foreign currency--at value	7	48	6,059
Cash	66	462	11,063
Deposits with counterparty	–	521	17,018
Receivables:
Dividends and interest	12,167	338	95,308
Expense reimbursement from Manager	113	7	604
Expense reimbursement from Distributor	1	–	–
Foreign currency contracts .	–	226	4,376
Fund shares sold	4,745	–	4,602
Investment securities sold	–	1,199	223,566
OTC swap agreements--at value (premiums paid $0, $209 and $0)	–	188	–
Unrealized gain on unfunded loan commitments	–	–	107
Variation margin on futures	–	7	210
Other assets	30	–	–
Total Assets	7,018,765	31,069	8,888,577
Liabilities
Accrued management and investment advisory fees	2,969	26	5,709
Accrued administrative service fees	6	–	–
Accrued distribution fees	392	–	1,857
Accrued service fees	42	–	–
Accrued transfer agent fees	475	3	1,762
Accrued chief compliance officer fees	–	–	1
Accrued directors' expenses	7	–	4
Accrued professional fees	29	28	64
Accrued other expenses	114	6	570
Deposits from counterparty	–	–	1,380
Payables:
Borrowing	–	–	525
Foreign currency contracts	–	120	4,703
Fund shares redeemed	9,325	–	260,470
Investment securities purchased	–	1,053	176,051
Options and swaptions contracts written (premiums received $0, $0 and $16,813)	–	–	8,629
OTC swap agreements--at value (premiums received $0, $43 and $443)	–	39	1,552
Variation margin on swaps	–	–	54
Total Liabilities	13,359	1,275	463,331
Net Assets Applicable to Outstanding Shares	$7,005,406	$29,794	$8,425,246
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,363,613	$30,456	$9,017,439
Total distributable earnings (loss)	2,641,793	(662)	(592,193)
Total Net Assets	$7,005,406	$29,794	$8,425,246

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund		Bond Fund	Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		300,000	2,350,000
Net Asset Value Per Share:
Class A: Net Assets	$1,094,052		$1,578	$1,474,030
Shares Issued and Outstanding	35,323		161	111,634
Net Asset Value per share	$30.97		$9.78	$13.20
Maximum Offering Price	$32.77		$10.16	$13.71
Class C: Net Assets	$178,958		N/A	$1,761,951
Shares Issued and Outstanding	5,933			134,297
Net Asset Value per share	$30.17	(a)		$13.12	(a)
Class J: Net Assets	$62,247		N/A	N/A
Shares Issued and Outstanding	2,007
Net Asset Value per share	$31.01	(a)
Institutional: Net Assets	$5,471,644		$28,216	$4,978,450
Shares Issued and Outstanding	176,388		2,876	378,811
Net Asset Value per share	$31.02		$9.81	$13.14
R-1: Net Assets	$2,909		N/A	N/A
Shares Issued and Outstanding	94
Net Asset Value per share	$30.84
R-2: Net Assets	$5,297		N/A	N/A
Shares Issued and Outstanding	171
Net Asset Value per share	$30.97
R-3: Net Assets	$40,698		N/A	N/A
Shares Issued and Outstanding	1,318
Net Asset Value per share	$30.87
R-4: Net Assets	$33,554		N/A	N/A
Shares Issued and Outstanding	1,085
Net Asset Value per share	$30.94
R-5: Net Assets	$116,047		N/A	N/A
Shares Issued and Outstanding	3,746
Net Asset Value per share	$30.98
R-6: Net Assets	N/A		N/A	$210,815
Shares Issued and Outstanding				16,054
Net Asset Value per share				$13.14

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Global Real Estate	Government & High	Government Money
Amounts in thousands, except per share amounts		Securities Fund	Quality Bond Fund	Market Fund
Investment in securities--at cost		$2,931,793	$1,533,164	$3,288,185
Investment in affiliated Funds--at cost		$37,882	$15,236	$–
Foreign currency--at cost		$4,183	$–	$–
Assets
Investment in securities--at value		$3,001,795	$1,464,890	$3,288,185
Investment in affiliated Funds--at value		37,882	15,236	–
Foreign currency--at value		4,182	–	–
Cash		14	–	19
Receivables:
Dividends and interest		4,625	6,363	446
Expense reimbursement from Manager		711	7	10
Expense reimbursement from Distributor		–	22	–
Fund shares sold		4,658	3,696	–
Investment securities sold		8,198	–	–
Other assets		–	19	–
	Total Assets	3,062,065	1,490,233	3,288,660
Liabilities
Accrued management and investment advisory fees		2,305	628	430
Accrued administrative service fees		–	2	–
Accrued distribution fees		49	98	–
Accrued service fees		–	10	–
Accrued transfer agent fees		1,122	124	–
Accrued directors' expenses		1	2	1
Accrued professional fees		32	28	27
Accrued other expenses		215	62	5
Deposits from counterparty		–	–	–
Payables:
Dividends payable		–	3,429	2,801
Fund shares redeemed		2,100	1,285	–
Investment securities purchased		11,772	13,266	–
	Total Liabilities	17,596	18,934	3,264
Net Assets Applicable to Outstanding Shares		$3,044,469	$1,471,299	$3,285,396
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,950,677	$1,621,069	$3,285,396
Total distributable earnings (loss)		93,792	(149,770)	–
	Total Net Assets	$3,044,469	$1,471,299	$3,285,396

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	Global Real Estate		Government & High		Government Money
Amounts in thousands, except per share amounts	Securities Fund		Quality Bond Fund		Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,250,000		1,275,000		10,200,000
Net Asset Value Per Share:
Class A: Net Assets	$101,404		$227,870		N/A
Shares Issued and Outstanding	11,766		22,924
Net Asset Value per share	$8.62		$9.94
Maximum Offering Price	$9.12		$10.17
Class C: Net Assets	$30,858		$36,119		N/A
Shares Issued and Outstanding	3,707		3,635
Net Asset Value per share	$8.32	(a)	$9.94	(a)
Class J: Net Assets	N/A		$100,537		N/A
Shares Issued and Outstanding			10,088
Net Asset Value per share			$9.97	(a)
Institutional: Net Assets	$2,176,030		$1,058,699		$3,285,396
Shares Issued and Outstanding	235,194		106,340		3,285,396
Net Asset Value per share	$9.25		$9.96		$1.00
R-1: Net Assets	N/A		$2,412		N/A
Shares Issued and Outstanding			242
Net Asset Value per share			$9.96
R-2: Net Assets	N/A		$4,400		N/A
Shares Issued and Outstanding			441
Net Asset Value per share			$9.96
R-3: Net Assets	$360		$10,622		N/A
Shares Issued and Outstanding	39		1,066
Net Asset Value per share	$9.24		$9.96
R-4: Net Assets	$63		$10,117		N/A
Shares Issued and Outstanding	6		1,015
Net Asset Value per share	$9.24		$9.97
R-5: Net Assets	$12		$20,523		N/A
Shares Issued and Outstanding	1		2,058
Net Asset Value per share	$9.26		$9.97
R-6: Net Assets	$735,742		N/A		N/A
Shares Issued and Outstanding	79,522
Net Asset Value per share	$9.25

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

Amounts in thousands, except per share amounts		High Yield Fund	High Yield Fund I	Income Fund
Investment in securities--at cost		$3,097,857	$3,734,420	$2,908,254
Investment in affiliated Funds--at cost		$12,827	$218,558	$36,132
Assets
Investment in securities--at value		$2,949,895	$3,647,841	$2,855,851
Investment in affiliated Funds--at value		12,827	218,558	36,132
Cash		1,205	1,210	–
Deposits with counterparty		–	2,163	–
Receivables:
Dividends and interest		48,585	51,845	24,308
Expense reimbursement from Manager		13	2	–
Expense reimbursement from Distributor		–	–	2
Fund shares sold		19,644	246,369	10,184
Investment securities sold		11,590	7,205	–
Unrealized gain on unfunded loan commitments		11	31	–
Variation margin on swaps		–	67	–
	Total Assets	3,043,770	4,175,291	2,926,477
Liabilities
Accrued management and investment advisory fees		1,345	1,594	1,195
Accrued administrative service fees		–	–	7
Accrued distribution fees		357	1	117
Accrued service fees		–	–	21
Accrued transfer agent fees		917	15	152
Accrued directors' expenses		1	–	1
Accrued professional fees		39	40	29
Accrued other expenses		169	21	53
Deposits from counterparty		–	–	–
Payables:
Dividends payable		16,922	–	8,852
Fund shares redeemed		6,522	8,813	4,050
Investment securities purchased		14,238	403,247	–
	Total Liabilities	40,510	413,731	14,477
Net Assets Applicable to Outstanding Shares		$3,003,260	$3,761,560	$2,912,000
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,254,498	$3,893,217	$3,020,038
Total distributable earnings (loss)		(251,238)	(131,657)	(108,038)
	Total Net Assets	$3,003,260	$3,761,560	$2,912,000

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

Amounts in thousands, except per share amounts	High Yield Fund		High Yield Fund I	Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		400,000	1,550,000
Net Asset Value Per Share:
Class A: Net Assets	$609,934		$6,376	$226,417
Shares Issued and Outstanding	85,781		675	24,673
Net Asset Value per share	$7.11		$9.44	$9.18
Maximum Offering Price	$7.39		$9.81	$9.39
Class C: Net Assets	$259,729		N/A	$52,031
Shares Issued and Outstanding	36,135			5,635
Net Asset Value per share	$7.19	(a)		$9.23	(a)
Class J: Net Assets	N/A		N/A	$85,102
Shares Issued and Outstanding				9,251
Net Asset Value per share				$9.20	(a)
Institutional: Net Assets	$1,686,309		$3,755,184	$413,469
Shares Issued and Outstanding	238,826		397,269	44,920
Net Asset Value per share	$7.06		$9.45	$9.20
R-1: Net Assets	N/A		N/A	$16,422
Shares Issued and Outstanding				1,784
Net Asset Value per share				$9.21
R-2: Net Assets	N/A		N/A	$2,097
Shares Issued and Outstanding				227
Net Asset Value per share				$9.22
R-3: Net Assets	N/A		N/A	$27,890
Shares Issued and Outstanding				3,024
Net Asset Value per share				$9.22
R-4: Net Assets	N/A		N/A	$19,693
Shares Issued and Outstanding				2,137
Net Asset Value per share				$9.22
R-5: Net Assets	N/A		N/A	$33,909
Shares Issued and Outstanding				3,687
Net Asset Value per share				$9.20
R-6: Net Assets	$447,288		N/A	$2,034,970
Shares Issued and Outstanding	63,355			221,286
Net Asset Value per share	$7.06			$9.20

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	Inflation Protection	International Emerging
Amounts in thousands, except per share amounts	Fund	Markets Fund	International Fund I
Investment in securities--at cost	$1,608,038	$726,314	$373,955
Investment in affiliated Funds--at cost	$24,651	$36,392	$901
Foreign currency--at cost	$6,531	$3,225	$4
Assets
Investment in securities--at value	$1,547,794	$715,904	$379,662
Investment in affiliated Funds--at value	24,651	36,392	901
Foreign currency--at value	6,487	3,216	4
Deposits with counterparty	4,568	–	–
Receivables:
Dividends and interest	2,595	499	2,105
Expense reimbursement from Manager	1	54	12
Expense reimbursement from Distributor	–	2	–
Foreign currency contracts .	1,418	–	–
Foreign tax refund	–	1,645	–
Fund shares sold	70	249	200
Investment securities sold	15,222	3,009	–
Variation margin on futures	410	–	–
Variation margin on swaps	888	–	–
Other assets	–	1	–
Total Assets	1,604,104	760,971	382,884
Liabilities
Accrued management and investment advisory fees	503	777	305
Accrued administrative service fees	1	2	1
Accrued distribution fees	7	43	4
Accrued service fees	3	7	4
Accrued transfer agent fees	15	107	31
Accrued directors' expenses	1	–	–
Accrued professional fees	28	28	40
Accrued other expenses	26	141	37
Deposits from counterparty	490	–	–
Payables:
Foreign currency contracts	385	–	–
Fund shares redeemed	3,165	1,588	514
Investment securities purchased	17,990	6,496	–
Options and swaptions contracts written (premiums received $6,004, $0 and $0)	5,548	–	–
Variation margin on futures	285	–	–
Variation margin on swaps	834	–	–
Total Liabilities	29,281	9,189	936
Net Assets Applicable to Outstanding Shares	$1,574,823	$751,782	$381,948
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,644,603	$746,339	$351,886
Total distributable earnings (loss)	(69,780)	5,443	30,062
Total Net Assets	$1,574,823	$751,782	$381,948

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	Inflation Protection		International Emerging
Amounts in thousands, except per share amounts	Fund		Markets Fund		International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		1,000,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$10,052		$79,698		$7,737
Shares Issued and Outstanding	1,231		3,317		551
Net Asset Value per share	$8.16		$24.03		$14.06
Maximum Offering Price	$8.48		$25.43		$14.88
Class C: Net Assets	$2,957		$10,972		N/A
Shares Issued and Outstanding	383		482
Net Asset Value per share	$7.73	(a)	$22.76	(a)
Class J: Net Assets	$6,213		$92,909		N/A
Shares Issued and Outstanding	780		4,014
Net Asset Value per share	$7.96	(a)	$23.15	(a)
Institutional: Net Assets	$1,542,325		$98,961		$141,451
Shares Issued and Outstanding	185,205		4,153		9,983
Net Asset Value per share	$8.33		$23.83		$14.17
R-1: Net Assets	$988		$2,066		$2,020
Shares Issued and Outstanding	126		87		144
Net Asset Value per share	$7.81		$23.66		$14.06
R-2: Net Assets	$492		$2,040		$1,858
Shares Issued and Outstanding	62		87		132
Net Asset Value per share	$7.88		$23.53		$14.11
R-3: Net Assets	$6,781		$6,718		$4,019
Shares Issued and Outstanding	849		283		285
Net Asset Value per share	$7.98		$23.70		$14.11
R-4: Net Assets	$1,588		$7,036		$5,013
Shares Issued and Outstanding	196		295		354
Net Asset Value per share	$8.09		$23.83		$14.14
R-5: Net Assets	$3,427		$13,593		$3,064
Shares Issued and Outstanding	419		569		217
Net Asset Value per share	$8.18		$23.87		$14.12
R-6: Net Assets	N/A		$437,789		$216,786
Shares Issued and Outstanding			18,361		15,303
Net Asset Value per share			$23.84		$14.17

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		LargeCap Growth		LargeCap Growth	LargeCap S&P 500
Amounts in thousands, except per share amounts		Fund		Fund I	Index Fund
Investment in securities--at cost		$484,337		$5,600,135	$3,098,948
Investment in affiliated Funds--at cost		$13,063		$154,115	$108,296
Assets
Investment in securities--at value		$546,860		$8,129,017	$5,428,777
Investment in affiliated Funds--at value		13,063		154,115	108,296
Cash		–		18	–
Deposits with counterparty		–		1,200	4,584
Receivables:
Dividends and interest		191		940	5,059
Expense reimbursement from Manager		–		115	3
Expense reimbursement from Distributor		2		5	17
Fund shares sold		123		3,909	4,738
Investment securities sold		11,705		10,237	–
Variation margin on futures		–		266	990
Other assets		12		–	3
	Total Assets	571,956		8,299,822	5,552,467
Liabilities
Accrued management and investment advisory fees		342		4,328	721
Accrued administrative service fees		2		14	26
Accrued distribution fees		112		64	257
Accrued service fees		14		103	160
Accrued transfer agent fees		173		454	239
Accrued chief compliance officer fees		–		1	–
Accrued directors' expenses		–		5	3
Accrued professional fees		19		22	21
Accrued other expenses		61		48	146
Cash overdraft		–		–	10
Deposits from counterparty		–		–	–
Payables:
Fund shares redeemed		438		16,994	14,443
Investment securities purchased		5,557		23,268	10,159
	Total Liabilities	6,718		45,301	26,185
Net Assets Applicable to Outstanding Shares		$565,238		$8,254,521	$5,526,282
Net Assets Consist of:
Capital shares and additional paid-in-capital		$286,683	$		$2,897,973
Total distributable earnings (loss)		278,555			2,628,309
	Total Net Assets	$565,238		$8,254,521	$5,526,282

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	LargeCap Growth		LargeCap Growth		LargeCap S&P 500
Amounts in thousands, except per share amounts	Fund		Fund I		Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,335,000		1,595,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$371,405		$39,217		$380,299
Shares Issued and Outstanding	40,428		2,600		21,139
Net Asset Value per share	$9.19		$15.08		$17.99
Maximum Offering Price	$9.72		$15.96		$18.26
Class C: Net Assets	$15,849		N/A		$65,204
Shares Issued and Outstanding	2,030				3,723
Net Asset Value per share	$7.81	(a)			$17.51	(a)
Class J: Net Assets	$81,333		$180,871		$653,442
Shares Issued and Outstanding	9,597		14,067		36,671
Net Asset Value per share	$8.48	(a)	$12.86	(a)	$17.82	(a)
Institutional: Net Assets	$34,200		$2,181,951		$3,693,260
Shares Issued and Outstanding	3,488		140,287		205,069
Net Asset Value per share	$9.81		$15.55		$18.01
R-1: Net Assets	$3,861		$8,097		$15,612
Shares Issued and Outstanding	453		606		874
Net Asset Value per share	$8.52		$13.35		$17.87
R-2: Net Assets	$1,319		$7,951		$21,221
Shares Issued and Outstanding	151		610		1,177
Net Asset Value per share	$8.78		$13.04		$18.03
R-3: Net Assets	$7,356		$98,560		$192,273
Shares Issued and Outstanding	734		6,964		10,694
Net Asset Value per share	$10.02		$14.15		$17.98
R-4: Net Assets	$8,000		$77,509		$152,704
Shares Issued and Outstanding	800		5,373		8,460
Net Asset Value per share	$10.01		$14.42		$18.05
R-5: Net Assets	$41,915		$282,290		$352,267
Shares Issued and Outstanding	4,241		18,851		19,330
Net Asset Value per share	$9.88		$14.98		$18.22
R-6: Net Assets	N/A		$5,378,075		N/A
Shares Issued and Outstanding			345,886
Net Asset Value per share			$15.55

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		LargeCap Value Fund
Amounts in thousands, except per share amounts		III	MidCap Fund	MidCap Growth Fund
Investment in securities--at cost		$1,835,414	$11,078,270	$156,255
Investment in affiliated Funds--at cost		$83,492	$3	$3,975
Investment in affiliated securities--at cost		$–	$246,507	$–
Assets
Investment in securities--at value		$2,008,292	$14,594,002	$174,122
Investment in affiliated Funds--at value		83,492	3	3,975
Investment in affiliated securities--at value		–	167,506	–
Cash		–	167	–
Deposits with counterparty		540	–	–
Receivables:
Dividends and interest		2,974	4,020	17
Expense reimbursement from Manager		113	–	3
Expense reimbursement from Distributor		2	7	2
Fund shares sold		204	19,430	379
Investment securities sold		741	22,135	2,364
Variation margin on futures		118	–	–
Other assets		–	6	–
	Total Assets	2,096,476	14,807,276	180,862
Liabilities
Accrued management and investment advisory fees		1,409	7,517	104
Accrued administrative service fees		2	35	2
Accrued distribution fees		13	629	14
Accrued service fees		6	138	10
Accrued transfer agent fees		16	3,061	27
Accrued chief compliance officer fees		–	1	–
Accrued directors' expenses		1	7	–
Accrued professional fees		22	25	18
Accrued other expenses		36	585	15
Deposits from counterparty		–	–	–
Payables:
Borrowing		–	15,310	–
Fund shares redeemed		8,917	21,385	42
Investment securities purchased		882	3,591	1,104
	Total Liabilities	11,304	52,284	1,336
Net Assets Applicable to Outstanding Shares		$2,085,172	$14,754,992	$179,526
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,740,749	$9,827,437	$138,939
Total distributable earnings (loss)		344,423	4,927,555	40,587
	Total Net Assets	$2,085,172	$14,754,992	$179,526

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	LargeCap Value Fund
Amounts in thousands, except per share amounts	III		MidCap Fund		MidCap Growth Fund
Capital Stock (par value: $.01 per share):
Shares authorized	520,000		1,975,000		325,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$1,439,026		N/A
Shares Issued and Outstanding			54,841
Net Asset Value per share			$26.24
Maximum Offering Price			$27.77
Class C: Net Assets	N/A		$248,197		N/A
Shares Issued and Outstanding			10,440
Net Asset Value per share			$23.77	(a)
Class J: Net Assets	$72,851		$275,443		$67,918
Shares Issued and Outstanding	4,339		10,887		9,637
Net Asset Value per share	$16.79	(a)	$25.30	(a)	$7.05	(a)
Institutional: Net Assets	$1,983,831		$10,720,328		$67,785
Shares Issued and Outstanding	116,375		399,398		7,602
Net Asset Value per share	$17.05		$26.84		$8.92
R-1: Net Assets	$4,455		$81,543		$1,391
Shares Issued and Outstanding	263		3,343		191
Net Asset Value per share	$16.91		$24.39		$7.29
R-2: Net Assets	$2,203		$22,931		$2,548
Shares Issued and Outstanding	130		925		324
Net Asset Value per share	$16.99		$24.78		$7.86
R-3: Net Assets	$6,196		$99,735		$12,807
Shares Issued and Outstanding	350		3,884		1,530
Net Asset Value per share	$17.72		$25.68		$8.37
R-4: Net Assets	$4,910		$87,620		$4,997
Shares Issued and Outstanding	289		3,286		565
Net Asset Value per share	$17.01		$26.66		$8.85
R-5: Net Assets	$10,726		$337,245		$22,080
Shares Issued and Outstanding	626		12,726		2,403
Net Asset Value per share	$17.15		$26.50		$9.19
R-6: Net Assets	N/A		$1,442,924		N/A
Shares Issued and Outstanding			53,782
Net Asset Value per share			$26.83

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		MidCap Growth Fund		MidCap S&P 400 Index
Amounts in thousands, except per share amounts		III		Fund		MidCap Value Fund I
Investment in securities--at cost		$859,209		$1,077,554		$893,732
Investment in affiliated Funds--at cost		$28,751		$25,458		$19,620
Assets
Investment in securities--at value		$990,101		$1,292,964		$922,514
Investment in affiliated Funds--at value		28,751		25,458		19,620
Deposits with counterparty		328		1,205		238
Receivables:
Dividends and interest		226		895		790
Expense reimbursement from Manager		72		–		99
Expense reimbursement from Distributor		1		3		2
Fund shares sold		23		606		227
Investment securities sold		1,945		–		1,685
Variation margin on futures		24		81		16
	Total Assets	1,021,471		1,321,212		945,191
Liabilities
Accrued management and investment advisory fees		878		173		818
Accrued administrative service fees		1		15		2
Accrued distribution fees		7		50		13
Accrued service fees		4		82		11
Accrued transfer agent fees		8		48		40
Accrued directors' expenses		1		1		1
Accrued professional fees		19		19		19
Accrued other expenses		19		38		30
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		3,617		1,195		1,320
Investment securities purchased		1,984		–		2,234
	Total Liabilities	6,538		1,621		4,488
Net Assets Applicable to Outstanding Shares		$1,014,933		$1,319,591		$940,703
Net Assets Consist of:
Capital shares and additional paid-in-capital		$786,096		$990,932		$820,665
Total distributable earnings (loss)		228,837		328,659		120,038
	Total Net Assets	$1,014,933		$1,319,591		$940,703
Capital Stock (par value: $.01 per share):
Shares authorized		625,000		525,000		525,000
Net Asset Value Per Share:
Class J: Net Assets		$36,912		$120,967		$65,310
Shares Issued and Outstanding		3,949		5,996		4,522
Net Asset Value per share		$9.35	(a)	$20.17	(a)	$14.44	(a)
Institutional: Net Assets		$961,018		$422,159		$824,306
Shares Issued and Outstanding		83,569		20,339		56,376
Net Asset Value per share		$11.50		$20.76		$14.62
R-1: Net Assets		$1,665		$10,070		$3,190
Shares Issued and Outstanding		177		492		229
Net Asset Value per share		$9.39		$20.45		$13.96
R-2: Net Assets		$1,848		$17,354		$2,579
Shares Issued and Outstanding		188		822		183
Net Asset Value per share		$9.83		$21.11		$14.10
R-3: Net Assets		$3,424		$93,374		$9,098
Shares Issued and Outstanding		319		4,436		633
Net Asset Value per share		$10.72		$21.05		$14.37
R-4: Net Assets		$3,658		$66,297		$8,590
Shares Issued and Outstanding		331		3,136		596
Net Asset Value per share		$11.06		$21.14		$14.42
R-5: Net Assets		$6,408		$183,944		$27,630
Shares Issued and Outstanding		554		8,626		1,905
Net Asset Value per share		$11.56		$21.32		$14.50
R-6: Net Assets		N/A		$405,426		N/A
Shares Issued and Outstanding				19,546
Net Asset Value per share				$20.74

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

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Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

Amounts in thousands, except per share amounts		MidCap Value Fund III	Money Market Fund	Overseas Fund
Investment in securities--at cost		$1,063,829	$489,363	$2,976,462
Investment in affiliated Funds--at cost		$22,789	$–	$75,385
Foreign currency--at cost		$–	$–	$115
Assets
Investment in securities--at value		$1,049,698	$489,363	$2,841,031
Investment in affiliated Funds--at value		22,789	–	75,385
Foreign currency--at value		–	–	108
Cash		–	17	168
Deposits with counterparty		312	–	1,166
Receivables:
Dividends and interest		691	218	18,942
Expense reimbursement from Manager		13	18	167
Expense reimbursement from Distributor		2	32	–
Fund shares sold		114	1,897	192
Investment securities sold		5,604	–	5,418
Variation margin on futures		22	–	188
Other assets		–	26	–
Prepaid directors' expenses		1	–	–
	Total Assets	1,079,246	491,571	2,942,765
Liabilities
Accrued management and investment advisory fees		601	164	2,721
Accrued administrative service fees		1	–	–
Accrued distribution fees		20	32	–
Accrued service fees		8	–	–
Accrued transfer agent fees		65	116	30
Accrued directors' expenses		–	1	2
Accrued professional fees		20	27	45
Accrued other expenses		37	59	100
Deposits from counterparty		–	–	–
Payables:
Dividends payable		–	688	–
Fund shares redeemed		4,893	902	14,147
Investment securities purchased		3,402	–	4,225
	Total Liabilities	9,047	1,989	21,270
Net Assets Applicable to Outstanding Shares		$1,070,199	$489,582	$2,921,495
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,013,032	$489,582	$2,844,448
Total distributable earnings (loss)		57,167	–	77,047
	Total Net Assets	$1,070,199	$489,582	$2,921,495

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

Amounts in thousands, except per share amounts	MidCap Value Fund III		Money Market Fund		Overseas Fund
Capital Stock (par value: $.01 per share):
Shares authorized	675,000		8,400,000		600,000
Net Asset Value Per Share:
Class A: Net Assets	$25,183		$231,844		N/A
Shares Issued and Outstanding	1,394		231,844
Net Asset Value per share	$18.06		$1.00
Maximum Offering Price	$19.11		$1.00
Class J: Net Assets	$88,250		$257,738		N/A
Shares Issued and Outstanding	5,164		257,738
Net Asset Value per share	$17.09	(a)	$1.00	(a)
Institutional: Net Assets	$97,145		N/A		$2,919,837
Shares Issued and Outstanding	5,315				288,464
Net Asset Value per share	$18.28				$10.12
R-1: Net Assets	$332		N/A		$16
Shares Issued and Outstanding	19				2
Net Asset Value per share	$17.15				$10.01
R-2: Net Assets	$1,179		N/A		$13
Shares Issued and Outstanding	68				1
Net Asset Value per share	$17.30				$10.03
R-3: Net Assets	$7,864		N/A		$521
Shares Issued and Outstanding	458				52
Net Asset Value per share	$17.16				$10.00
R-4: Net Assets	$8,151		N/A		$477
Shares Issued and Outstanding	479				47
Net Asset Value per share	$16.99				$10.06
R-5: Net Assets	$18,113		N/A		$631
Shares Issued and Outstanding	1,054				63
Net Asset Value per share	$17.19				$10.07
R-6: Net Assets	$823,982		N/A		N/A
Shares Issued and Outstanding	44,807
Net Asset Value per share	$18.39

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal Capital		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		Appreciation Fund		2010 Fund		2015 Fund
Investment in securities--at cost		$969,222		$–		$–
Investment in affiliated Funds--at cost		$45,435		$750,687		$414,317
Assets
Investment in securities--at value		$1,714,346		$–		$–
Investment in affiliated Funds--at value		45,435		808,500		491,655
Receivables:
Dividends and interest		1,228		815		431
Expense reimbursement from Manager		14		1		–
Expense reimbursement from Distributor		–		6		–
Fund shares sold		105		5		5
Investment securities sold		6,135		2,360		2,528
Other assets		5		–		–
	Total Assets	1,767,268		811,687		494,619
Liabilities
Accrued management and investment advisory fees		735		–		–
Accrued administrative service fees		3		5		6
Accrued distribution fees		259		45		15
Accrued service fees		16		22		28
Accrued transfer agent fees		241		15		1
Accrued directors' expenses		1		–		–
Accrued professional fees		20		16		15
Accrued other expenses		70		18		7
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		2,849		2,365		2,533
Investment securities purchased		–		815		432
	Total Liabilities	4,194		3,301		3,037
Net Assets Applicable to Outstanding Shares		$1,763,074		$808,386		$491,582
Net Assets Consist of:
Capital shares and additional paid-in-capital		$480,685		$702,014		$382,075
Total distributable earnings (loss)		1,282,389		106,372		109,507
	Total Net Assets	$1,763,074		$808,386		$491,582
Capital Stock (par value: $.01 per share):
Shares authorized		1,000,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets		$950,601		$26,867		N/A
Shares Issued and Outstanding		15,031		2,016
Net Asset Value per share		$63.24		$13.33
Maximum Offering Price		$66.92		$13.85
Class C: Net Assets		$51,955		N/A		N/A
Shares Issued and Outstanding		1,061
Net Asset Value per share		$48.95	(a)
Class J: Net Assets		N/A		$215,753		N/A
Shares Issued and Outstanding				16,343
Net Asset Value per share				$13.20	(a)
Institutional: Net Assets		$683,933		$464,671		$362,525
Shares Issued and Outstanding		10,597		35,045		35,601
Net Asset Value per share		$64.54		$13.26		$10.18
R-1: Net Assets		$2,381		$4,818		$4,325
Shares Issued and Outstanding		38		366		437
Net Asset Value per share		$63.08		$13.18		$9.90
R-2: Net Assets		$3,249		$5,658		$3,812
Shares Issued and Outstanding		52		429		382
Net Asset Value per share		$63.18		$13.19		$9.97
R-3: Net Assets		$17,054		$29,905		$48,512
Shares Issued and Outstanding		270		2,279		4,885
Net Asset Value per share		$63.23		$13.12		$9.93
R-4: Net Assets		$17,986		$16,391		$23,837
Shares Issued and Outstanding		282		1,245		2,378
Net Asset Value per share		$63.79		$13.17		$10.02
R-5: Net Assets		$35,915		$44,323		$48,571
Shares Issued and Outstanding		561		3,360		4,838
Net Asset Value per share		$64.05		$13.19		$10.04

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		2020 Fund		2025 Fund	2030 Fund
Investment in affiliated Funds--at cost		$3,877,304		$1,364,554	$4,754,023
Assets
Investment in affiliated Funds--at value		$4,403,225		$1,584,432	$5,504,658
Receivables:
Dividends and interest		3,071		917	2,157
Expense reimbursement from Manager		–		–	3
Expense reimbursement from Distributor		23		–	30
Fund shares sold		110		104	224
Investment securities sold		15,923		13,299	24,434
	Total Assets	4,422,352		1,598,752	5,531,506
Liabilities
Accrued administrative service fees		25		17	27
Accrued distribution fees		194		45	238
Accrued service fees		120		82	134
Accrued transfer agent fees		73		2	122
Accrued chief compliance officer fees		1		–	1
Accrued directors' expenses		–		–	2
Accrued professional fees		17		16	18
Accrued other expenses		51		11	66
Deposits from counterparty		–		–	–
Payables:
Fund shares redeemed		16,055		13,403	24,665
Investment securities purchased		3,073		916	2,157
	Total Liabilities	19,609		14,492	27,430
Net Assets Applicable to Outstanding Shares		$4,402,743		$1,584,260	$5,504,076
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,667,074		$1,301,982	$4,470,049
Total distributable earnings (loss)		735,669		282,278	1,034,027
	Total Net Assets	$4,402,743		$1,584,260	$5,504,076
Capital Stock (par value: $.01 per share):
Shares authorized		1,125,000		400,000	1,225,000
Net Asset Value Per Share:
Class A: Net Assets		$100,709		N/A $	115,998
Shares Issued and Outstanding		7,234			8,108
Net Asset Value per share		$13.92			$14.31
Maximum Offering Price		$14.73			$15.14
Class J: Net Assets		$878,626		N/A $	1,146,825
Shares Issued and Outstanding		63,782			80,530
Net Asset Value per share		$13.78	(a)		$14.24	(a)
Institutional: Net Assets		$2,869,014		$1,203,265	$3,625,771
Shares Issued and Outstanding		207,034		107,585	253,645
Net Asset Value per share		$13.86		$11.18	$14.29
R-1: Net Assets		$26,253		$11,721	$24,982
Shares Issued and Outstanding		1,915		1,077	1,769
Net Asset Value per share		$13.71		$10.89	$14.12
R-2: Net Assets		$26,429		$13,705	$28,262
Shares Issued and Outstanding		1,929		1,253	1,993
Net Asset Value per share		$13.70		$10.93	$14.18
R-3: Net Assets		$151,279		$142,783	$163,571
Shares Issued and Outstanding		11,053		13,056	11,527
Net Asset Value per share		$13.69		$10.94	$14.19
R-4: Net Assets		$113,348		$77,410	$129,933
Shares Issued and Outstanding		8,256		7,003	8,845
Net Asset Value per share		$13.73		$11.05	$14.69
R-5: Net Assets		$237,085		$135,376	$268,734
Shares Issued and Outstanding		17,213		12,200	18,842
Net Asset Value per share		$13.77		$11.10	$14.26

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		2035 Fund	2040 Fund		2045 Fund
Investment in affiliated Funds--at cost		$1,028,349	$3,077,024		$733,071
Assets
Investment in affiliated Funds--at value		$1,227,969	$3,741,492		$866,446
Receivables:
Dividends and interest		534	1,201		205
Expense reimbursement from Manager		–	2		–
Expense reimbursement from Distributor		–	18		–
Fund shares sold		113	352		90
Investment securities sold		12,959	19,897		7,529
	Total Assets	1,241,575	3,762,962		874,270
Liabilities
Accrued administrative service fees		13	19		9
Accrued distribution fees		32	154		23
Accrued service fees		62	92		43
Accrued transfer agent fees		1	103		1
Accrued directors' expenses		1	2		1
Accrued professional fees		16	17		15
Accrued other expenses		6	62		7
Deposits from counterparty		–	–		–
Payables:
Fund shares redeemed		13,072	20,247		7,619
Investment securities purchased		534	1,201		205
	Total Liabilities	13,737	21,897		7,923
Net Assets Applicable to Outstanding Shares		$1,227,838	$3,741,065		$866,347
Net Assets Consist of:
Capital shares and additional paid-in-capital		$966,336	$2,842,932		$691,713
Total distributable earnings (loss)		261,502	898,133		174,634
	Total Net Assets	$1,227,838	$3,741,065		$866,347
Capital Stock (par value: $.01 per share):
Shares authorized		400,000	1,050,000		400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A $	87,497		N/A
Shares Issued and Outstanding			5,837
Net Asset Value per share			$14.99
Maximum Offering Price			$15.86
Class J: Net Assets		N/A $	700,995		N/A
Shares Issued and Outstanding			46,261
Net Asset Value per share			$15.15	(a)
Institutional: Net Assets		$942,246	$2,529,716		$668,913
Shares Issued and Outstanding		78,702	165,414		53,478
Net Asset Value per share		$11.97	$15.29		$12.51
R-1: Net Assets		$10,567	$19,314		$6,365
Shares Issued and Outstanding		903	1,281		526
Net Asset Value per share		$11.70	$15.08		$12.09
R-2: Net Assets		$12,201	$22,726		$10,384
Shares Issued and Outstanding		1,043	1,506		858
Net Asset Value per share		$11.70	$15.09		$12.10
R-3: Net Assets		$93,396	$106,971		$68,394
Shares Issued and Outstanding		7,945	7,105		5,616
Net Asset Value per share		$11.76	$15.06		$12.18
R-4: Net Assets		$57,637	$90,529		$35,889
Shares Issued and Outstanding		4,862	5,997		2,919
Net Asset Value per share		$11.85	$15.10		$12.29
R-5: Net Assets		$111,791	$183,317		$76,402
Shares Issued and Outstanding		9,398	12,058		6,198
Net Asset Value per share		$11.90	$15.20		$12.33

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		2050 Fund		2055 Fund	2060 Fund
Investment in affiliated Funds--at cost		$1,793,141		$362,641	$274,847
Assets
Investment in affiliated Funds--at value		$2,179,400		$402,262	$288,027
Receivables:
Dividends and interest		357		42	20
Expense reimbursement from Manager		12		–	1
Expense reimbursement from Distributor		6		–	–
Fund shares sold		314		26	260
Investment securities sold		12,478		3,665	1,414
	Total Assets	2,192,567		405,995	289,722
Liabilities
Accrued administrative service fees		13		4	2
Accrued distribution fees		73		10	5
Accrued service fees		57		19	8
Accrued transfer agent fees		81		1	5
Accrued directors' expenses		1		–	–
Accrued professional fees		16		15	15
Accrued other expenses		38		5	5
Deposits from counterparty		–		–	–
Payables:
Fund shares redeemed		12,794		3,691	1,674
Investment securities purchased		356		42	20
	Total Liabilities	13,429		3,787	1,734
Net Assets Applicable to Outstanding Shares		$2,179,138		$402,208	$287,988
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,670,332		$346,600	$265,304
Total distributable earnings (loss)		508,806		55,608	22,684
	Total Net Assets	$2,179,138		$402,208	$287,988
Capital Stock (par value: $.01 per share):
Shares authorized		825,000		400,000	500,000
Net Asset Value Per Share:
Class A: Net Assets		$73,509		N/A	N/A
Shares Issued and Outstanding		4,810
Net Asset Value per share		$15.28
Maximum Offering Price		$16.17
Class J: Net Assets		$220,530		N/A $	8,891
Shares Issued and Outstanding		14,890			650
Net Asset Value per share		$14.81	(a)		$13.68	(a)
Institutional: Net Assets		$1,623,713		$314,540	$244,280
Shares Issued and Outstanding		106,526		23,793	17,715
Net Asset Value per share		$15.24		$13.22	$13.79
R-1: Net Assets		$13,369		$3,289	$1,651
Shares Issued and Outstanding		891		258	123
Net Asset Value per share		$15.01		$12.73	$13.43
R-2: Net Assets		$16,119		$4,413	$1,884
Shares Issued and Outstanding		1,074		345	140
Net Asset Value per share		$15.01		$12.78	$13.48
R-3: Net Assets		$69,167		$29,942	$10,034
Shares Issued and Outstanding		4,605		2,329	737
Net Asset Value per share		$15.02		$12.86	$13.61
R-4: Net Assets		$48,573		$16,262	$6,285
Shares Issued and Outstanding		3,213		1,253	461
Net Asset Value per share		$15.12		$12.98	$13.64
R-5: Net Assets		$114,158		$33,762	$14,963
Shares Issued and Outstanding		7,526		2,588	1,093
Net Asset Value per share		$15.17		$13.05	$13.69

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		2065 Fund	Hybrid 2015 Fund		Hybrid 2020 Fund
Investment in affiliated Funds--at cost		$10,193	$50,548		$139,597
Assets
Investment in affiliated Funds--at value		$9,789	$50,807		$142,745
Receivables:
Dividends and interest		–	15		27
Expense reimbursement from Manager		6	6		3
Expense reimbursement from Distributor		–	–		1
Fund shares sold		8	13		30
Investment securities sold		17	4		12
	Total Assets	9,820	50,845		142,818
Liabilities
Accrued distribution fees		–	1		2
Accrued service fees		1	–		–
Accrued transfer agent fees		–	2		6
Accrued professional fees		15	15		15
Accrued registration fees		–	4		–
Accrued other expenses		1	–		4
Deposits from counterparty		–	–		–
Payables:
Fund shares redeemed		24	17		42
Investment securities purchased		1	15		27
	Total Liabilities	42	54		96
Net Assets Applicable to Outstanding Shares		$9,778	$50,791		$142,722
Net Assets Consist of:
Capital shares and additional paid-in-capital		$10,079	$50,034		$137,331
Total distributable earnings (loss)		(301)	757		5,391
	Total Net Assets	$9,778	$50,791		$142,722
Capital Stock (par value: $.01 per share):
Shares authorized		325,000	600,000		600,000
Net Asset Value Per Share:
Class J: Net Assets		N/A	$7,117		$12,536
Shares Issued and Outstanding			669		1,155
Net Asset Value per share			$10.63	(a)	$10.85	(a)
Institutional: Net Assets		$7,146	$29,429		$94,427
Shares Issued and Outstanding		697	2,765		8,682
Net Asset Value per share		$10.25	$10.65		$10.88
R-1: Net Assets		$109	N/A		N/A
Shares Issued and Outstanding		11
Net Asset Value per share		$10.16
R-2: Net Assets		$150	N/A		N/A
Shares Issued and Outstanding		15
Net Asset Value per share		$10.17
R-3: Net Assets		$1,565	N/A		N/A
Shares Issued and Outstanding		153
Net Asset Value per share		$10.20
R-4: Net Assets		$339	N/A		N/A
Shares Issued and Outstanding		33
Net Asset Value per share		$10.22
R-5: Net Assets		$469	N/A		N/A
Shares Issued and Outstanding		46
Net Asset Value per share		$10.24
R-6: Net Assets		N/A	$14,245		$35,759
Shares Issued and Outstanding			1,336		3,286
Net Asset Value per share			$10.66		$10.88

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2025 Fund		Hybrid 2030 Fund		Hybrid 2035 Fund
Investment in affiliated Funds--at cost		$123,548		$155,486		$95,500
Assets
Investment in affiliated Funds--at value		$124,219		$158,893		$96,214
Receivables:
Dividends and interest		11		–		–
Expense reimbursement from Manager		6		5		6
Fund shares sold		39		110		82
	Total Assets	124,275		159,008		96,302
Liabilities
Accrued distribution fees		2		1		1
Accrued transfer agent fees		3		3		3
Accrued professional fees		15		15		15
Accrued registration fees		3		–		–
Accrued other expenses		–		4		4
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		–		52		82
Investment securities purchased		50		59		–
	Total Liabilities	73		134		105
Net Assets Applicable to Outstanding Shares		$124,202		$158,874		$96,197
Net Assets Consist of:
Capital shares and additional paid-in-capital		$121,820		$153,098		$93,783
Total distributable earnings (loss)		2,382		5,776		2,414
	Total Net Assets	$124,202		$158,874		$96,197
Capital Stock (par value: $.01 per share):
Shares authorized		600,000		600,000		600,000
Net Asset Value Per Share:
Class J: Net Assets		$13,840		$11,583		$8,266
Shares Issued and Outstanding		1,247		1,030		719
Net Asset Value per share		$11.10	(a)	$11.25	(a)	$11.49	(a)
Institutional: Net Assets		$75,318		$93,545		$54,606
Shares Issued and Outstanding		6,774		8,299		4,743
Net Asset Value per share		$11.12		$11.27		$11.51
R-6: Net Assets		$35,044		$53,746		$33,325
Shares Issued and Outstanding		3,149		4,769		2,891
Net Asset Value per share		$11.13		$11.27		$11.53

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2040 Fund		Hybrid 2045 Fund		Hybrid 2050 Fund
Investment in affiliated Funds--at cost		$106,027		$57,345		$54,210
Assets
Investment in affiliated Funds--at value		$108,235		$58,074		$55,431
Receivables:
Expense reimbursement from Manager		6		7		7
Fund shares sold		70		36		422
Investment securities sold		–		88		–
	Total Assets	108,311		58,205		55,860
Liabilities
Accrued distribution fees		1		–		–
Accrued transfer agent fees		4		2		2
Accrued professional fees		15		15		15
Accrued other expenses		4		5		4
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		–		124		–
Investment securities purchased		69		–		422
	Total Liabilities	93		146		443
Net Assets Applicable to Outstanding Shares		$108,218		$58,059		$55,417
Net Assets Consist of:
Capital shares and additional paid-in-capital		$103,796		$56,152		$53,090
Total distributable earnings (loss)		4,422		1,907		2,327
	Total Net Assets	$108,218		$58,059		$55,417
Capital Stock (par value: $.01 per share):
Shares authorized		600,000		600,000		600,000
Net Asset Value Per Share:
Class J: Net Assets		$6,882		$3,288		$3,239
Shares Issued and Outstanding		594		281		275
Net Asset Value per share		$11.59	(a)	$11.72	(a)	$11.79	(a)
Institutional: Net Assets		$65,042		$37,700		$38,809
Shares Issued and Outstanding		5,599		3,211		3,291
Net Asset Value per share		$11.62		$11.74		$11.79
R-6: Net Assets		$36,294		$17,071		$13,369
Shares Issued and Outstanding		3,120		1,452		1,133
Net Asset Value per share		$11.63		$11.75		$11.80

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2055 Fund		Hybrid 2060 Fund		Hybrid 2065 Fund
Investment in affiliated Funds--at cost		$17,956		$5,516		$4,684
Assets
Investment in affiliated Funds--at value		$18,019		$5,418		$4,432
Receivables:
Expense reimbursement from Manager		7		7		18
Fund shares sold		182		10		–
Investment securities sold		–		2		–
	Total Assets	18,208		5,437		4,450
Liabilities
Accrued transfer agent fees		1		1		1
Accrued professional fees		15		16		15
Accrued registration fees		–		4		3
Accrued other expenses		4		–		–
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		4		12		–
Investment securities purchased		179		–		–
	Total Liabilities	203		33		19
Net Assets Applicable to Outstanding Shares		$18,005		$5,404		$4,431
Net Assets Consist of:
Capital shares and additional paid-in-capital		$17,619		$5,443		$4,677
Total distributable earnings (loss)		386		(39)		(246)
	Total Net Assets	$18,005		$5,404		$4,431
Capital Stock (par value: $.01 per share):
Shares authorized		600,000		600,000		525,000
Net Asset Value Per Share:
Class J: Net Assets		$1,178		$442		$397
Shares Issued and Outstanding		99		37		39
Net Asset Value per share		$11.91	(a)	$11.91	(a)	$10.20	(a)
Institutional: Net Assets		$13,086		$3,282		$86
Shares Issued and Outstanding		1,097		275		8
Net Asset Value per share		$11.93		$11.94		$10.22
R-6: Net Assets		$3,741		$1,680		$3,948
Shares Issued and Outstanding		313		141		386
Net Asset Value per share		$11.94		$11.95		$10.22

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		Principal LifeTime	Principal LifeTime	Real Estate Securities
Amounts in thousands, except per share amounts		Hybrid Income Fund	Strategic Income Fund	Fund
Investment in securities--at cost		$–	$–	$2,934,165
Investment in affiliated Funds--at cost		$26,352	$417,082	$49,809
Assets
Investment in securities--at value		$–	$–	$3,606,290
Investment in affiliated Funds--at value		26,224	437,563	49,809
Receivables:
Dividends and interest		13	517	949
Expense reimbursement from Manager		7	–	10
Expense reimbursement from Distributor		–	2	4
Fund shares sold		1	10	4,269
Investment securities sold		41	1,421	16,251
Prepaid directors' expenses		–	1	–
	Total Assets	26,286	439,514	3,677,582
Liabilities
Accrued management and investment advisory fees		–	–	2,518
Accrued administrative service fees		–	3	8
Accrued distribution fees		1	19	135
Accrued service fees		–	12	53
Accrued transfer agent fees		1	9	629
Accrued directors' expenses		–	–	4
Accrued professional fees		15	15	20
Accrued registration fees		4	–	–
Accrued other expenses		–	15	127
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		42	1,431	8,323
Investment securities purchased		13	518	5,067
	Total Liabilities	76	2,022	16,884
Net Assets Applicable to Outstanding Shares		$26,210	$437,492	$3,660,698
Net Assets Consist of:
Capital shares and additional paid-in-capital		$26,082	$393,425	$2,944,899
Total distributable earnings (loss)		128	44,067	715,799
	Total Net Assets	$26,210	$437,492	$3,660,698

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	Principal LifeTime		Principal LifeTime		Real Estate Securities
Amounts in thousands, except per share amounts	Hybrid Income Fund		Strategic Income Fund		Fund
Capital Stock (par value: $.01 per share):
Shares authorized	600,000		750,000		1,150,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$16,585		$277,447
Shares Issued and Outstanding			1,361		11,959
Net Asset Value per share			$12.19		$23.20
Maximum Offering Price			$12.66		$24.55
Class C: Net Assets	N/A		N/A		$47,303
Shares Issued and Outstanding					2,078
Net Asset Value per share					$22.77	(a)
Class J: Net Assets	$3,029		$67,011		$150,427
Shares Issued and Outstanding	298		5,568		6,680
Net Asset Value per share	$10.16	(a)	$12.03	(a)	$22.52	(a)
Institutional: Net Assets	$14,431		$300,145		$1,540,537
Shares Issued and Outstanding	1,419		24,793		66,341
Net Asset Value per share	$10.17		$12.11		$23.22
R-1: Net Assets	N/A		$3,303		$3,823
Shares Issued and Outstanding			273		167
Net Asset Value per share			$12.08		$22.91
R-2: Net Assets	N/A		$4,093		$14,942
Shares Issued and Outstanding			339		677
Net Asset Value per share			$12.09		$22.06
R-3: Net Assets	N/A		$18,843		$36,751
Shares Issued and Outstanding			1,574		1,624
Net Asset Value per share			$11.97		$22.62
R-4: Net Assets	N/A		$7,847		$39,574
Shares Issued and Outstanding			654		1,769
Net Asset Value per share			$12.00		$22.37
R-5: Net Assets	N/A		$19,665		$154,730
Shares Issued and Outstanding			1,627		6,901
Net Asset Value per share			$12.09		$22.42
R-6: Net Assets	$8,750		N/A		$1,395,164
Shares Issued and Outstanding	860				60,087
Net Asset Value per share	$10.18				$23.22

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts		Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost		$3,885,287		$1,555,385		$2,570,602
Assets
Investment in affiliated Funds--at value		$4,461,550		$1,674,676		$2,975,232
Receivables:
Dividends and interest		3,443		1,955		1,010
Expense reimbursement from Manager		–		15		–
Expense reimbursement from Distributor		27		16		14
Fund shares sold		536		350		418
Investment securities sold		2,174		762		578
	Total Assets	4,467,730		1,677,774		2,977,252
Liabilities
Accrued management and investment advisory fees		1,066		398		713
Accrued administrative service fees		4		2		2
Accrued distribution fees		1,133		388		807
Accrued service fees		20		11		13
Accrued transfer agent fees		440		132		308
Accrued directors' expenses		5		1		2
Accrued professional fees		17		15		15
Accrued other expenses		122		68		82
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		2,746		1,123		1,278
Investment securities purchased		3,414		1,940		991
	Total Liabilities	8,967		4,078		4,211
Net Assets Applicable to Outstanding Shares		$4,458,763		$1,673,696		$2,973,041
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,627,157		$1,492,193		$2,270,532
Total distributable earnings (loss)		831,606		181,503		702,509
	Total Net Assets	$4,458,763		$1,673,696		$2,973,041
Capital Stock (par value: $.01 per share):
Shares authorized		2,125,000		1,825,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets		$1,957,610		$485,084		$1,432,165
Shares Issued and Outstanding		126,335		40,903		80,625
Net Asset Value per share		$15.50		$11.86		$17.76
Maximum Offering Price		$16.40		$12.55		$18.79
Class C: Net Assets		$648,980		$228,910		$480,699
Shares Issued and Outstanding		42,548		19,517		29,214
Net Asset Value per share		$15.25	(a)	$11.73	(a)	$16.45	(a)
Class J: Net Assets		$1,032,835		$614,770		$543,902
Shares Issued and Outstanding		68,941		52,521		31,696
Net Asset Value per share		$14.98	(a)	$11.71	(a)	$17.16	(a)
Institutional: Net Assets		$725,915		$292,828		$456,425
Shares Issued and Outstanding		47,597		24,933		26,227
Net Asset Value per share		$15.25		$11.74		$17.40
R-1: Net Assets		$3,126		$2,331		$1,140
Shares Issued and Outstanding		206		199		67
Net Asset Value per share		$15.21		$11.70		$17.10
R-2: Net Assets		$3,362		$477		$1,427
Shares Issued and Outstanding		221		41		83
Net Asset Value per share		$15.16		$11.80		$17.14
R-3: Net Assets		$28,330		$11,837		$20,976
Shares Issued and Outstanding		1,863		1,010		1,226
Net Asset Value per share		$15.20		$11.72		$17.11
R-4: Net Assets		$23,180		$20,282		$10,768
Shares Issued and Outstanding		1,522		1,729		622
Net Asset Value per share		$15.23		$11.73		$17.31
R-5: Net Assets		$35,425		$17,177		$25,539
Shares Issued and Outstanding		2,327		1,464		1,478
Net Asset Value per share		$15.23		$11.73		$17.28

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		SAM Flexible Income		SAM Strategic Growth		Short-Term Income
Amounts in thousands, except per share amounts		Portfolio		Portfolio		Fund
Investment in securities--at cost		$–		$–		$4,741,159
Investment in affiliated Funds--at cost		$2,526,960		$1,655,814		$80,165
Assets
Investment in securities--at value		$–		$–		$4,700,297
Investment in affiliated Funds--at value		2,568,491		1,816,268		80,165
Cash		–		–		128
Receivables:
Dividends and interest		3,961		86		23,569
Expense reimbursement from Distributor		28		8		3
Fund shares sold		6,821		440		16,799
Investment securities sold		1,150		232		967
	Total Assets	2,580,451		1,817,034		4,821,928
Liabilities
Accrued management and investment advisory fees		608		437		1,632
Accrued administrative service fees		1		2		2
Accrued distribution fees		620		497		110
Accrued service fees		5		9		8
Accrued transfer agent fees		172		238		148
Accrued directors' expenses		2		1		5
Accrued professional fees		15		15		29
Accrued other expenses		65		69		53
Deposits from counterparty		–		–		–
Payables:
Dividends payable		5,883		–		9,588
Expense reimbursement to Manager		–		49		–
Fund shares redeemed		1,821		764		7,354
Investment securities purchased		3,916		72		16,599
	Total Liabilities	13,108		2,153		35,528
Net Assets Applicable to Outstanding Shares		$2,567,343		$1,814,881		$4,786,400
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,449,900		$1,388,796		$4,852,926
Total distributable earnings (loss)		117,443		426,085		(66,526)
	Total Net Assets	$2,567,343		$1,814,881		$4,786,400
Capital Stock (par value: $.01 per share):
Shares authorized		2,000,000		2,225,000		1,095,000
Net Asset Value Per Share:
Class A: Net Assets		$917,357		$943,803		$292,426
Shares Issued and Outstanding		75,938		47,649		24,357
Net Asset Value per share		$12.08		$19.81		$12.01
Maximum Offering Price		$12.55		$20.96		$12.29
Class C: Net Assets		$325,369		$284,797		$63,169
Shares Issued and Outstanding		27,212		15,837		5,258
Net Asset Value per share		$11.96	(a)	$17.98	(a)	$12.01	(a)
Class J: Net Assets		$1,085,370		$286,265		$123,856
Shares Issued and Outstanding		90,616		14,936		10,322
Net Asset Value per share		$11.98	(a)	$19.17	(a)	$12.00	(a)
Institutional: Net Assets		$214,476		$258,545		$4,271,619
Shares Issued and Outstanding		17,811		13,336		355,985
Net Asset Value per share		$12.04		$19.39		$12.00
R-1: Net Assets		$1,746		$593		$841
Shares Issued and Outstanding		146		31		70
Net Asset Value per share		$11.98		$19.11		$12.01
R-2: Net Assets		$815		$2,214		$1,898
Shares Issued and Outstanding		68		116		158
Net Asset Value per share		$12.02		$19.09		$12.00
R-3: Net Assets		$5,380		$10,910		$14,259
Shares Issued and Outstanding		448		571		1,187
Net Asset Value per share		$12.02		$19.09		$12.01
R-4: Net Assets		$5,359		$13,132		$8,394
Shares Issued and Outstanding		446		683		699
Net Asset Value per share		$12.03		$19.23		$12.00
R-5: Net Assets		$11,471		$14,622		$9,938
Shares Issued and Outstanding		954		762		827
Net Asset Value per share		$12.02		$19.20		$12.01

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

				SmallCap Growth	SmallCap S&P 600
Amounts in thousands, except per share amounts		SmallCap Fund		Fund I	Index Fund
Investment in securities--at cost		$570,458		$1,434,526	$1,016,246
Investment in affiliated Funds--at cost		$15,877		$41,265	$48,612
Assets
Investment in securities--at value		$631,345		$1,684,555	$1,264,837
Investment in affiliated Funds--at value		15,877		41,265	48,612
Cash		1		10,512	–
Deposits with counterparty		–		89	2,400
Receivables:
Dividends and interest		119		251	527
Expense reimbursement from Manager		–		154	–
Expense reimbursement from Distributor		5		2	5
Fund shares sold		315		183	1,377
Investment securities sold		1,050		32,598	–
Variation margin on futures		–		–	67
Other assets		1		–	–
	Total Assets	648,713		1,769,609	1,317,825
Liabilities
Accrued management and investment advisory fees		423		1,663	171
Accrued administrative service fees		3		3	16
Accrued distribution fees		110		14	62
Accrued service fees		13		17	86
Accrued transfer agent fees		132		46	71
Accrued directors' expenses		1		5	–
Accrued professional fees		19		19	19
Accrued other expenses		65		30	44
Deposits from counterparty		–		–	–
Payables:
Expense reimbursement to Manager		1		–	–
Fund shares redeemed		640		4,162	1,369
Investment securities purchased		4,881		12,392	–
Variation margin on futures		–		55	66
	Total Liabilities	6,288		18,406	1,904
Net Assets Applicable to Outstanding Shares		$642,425		$1,751,203	$1,315,921
Net Assets Consist of:
Capital shares and additional paid-in-capital		$498,946	$		$938,388
Total distributable earnings (loss)		143,479			377,533
	Total Net Assets	$642,425		$1,751,203	$1,315,921

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

			SmallCap Growth		SmallCap S&P 600
Amounts in thousands, except per share amounts	SmallCap Fund		Fund I		Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized	925,000		870,000		425,000
Net Asset Value Per Share:
Class A: Net Assets	$218,500		N/A		N/A
Shares Issued and Outstanding	9,666
Net Asset Value per share	$22.60
Maximum Offering Price	$23.92
Class C: Net Assets	$34,505		N/A		N/A
Shares Issued and Outstanding	1,698
Net Asset Value per share	$20.33	(a)
Class J: Net Assets	$191,225		$66,138		$182,777
Shares Issued and Outstanding	8,826		6,263		6,969
Net Asset Value per share	$21.67	(a)	$10.56	(a)	$26.23	(a)
Institutional: Net Assets	$91,484		$152,106		$359,661
Shares Issued and Outstanding	3,770		10,643		12,994
Net Asset Value per share	$24.26		$14.29		$27.68
R-1: Net Assets	$2,403		$2,255		$12,877
Shares Issued and Outstanding	112		194		475
Net Asset Value per share	$21.46		$11.62		$27.11
R-2: Net Assets	$3,747		$3,327		$13,500
Shares Issued and Outstanding	173		295		484
Net Asset Value per share	$21.70		$11.29		$27.87
R-3: Net Assets	$11,352		$14,357		$109,187
Shares Issued and Outstanding	503		1,194		3,883
Net Asset Value per share	$22.55		$12.02		$28.12
R-4: Net Assets	$18,401		$12,526		$74,989
Shares Issued and Outstanding	784		979		2,638
Net Asset Value per share	$23.46		$12.79		$28.43
R-5: Net Assets	$22,556		$43,250		$179,867
Shares Issued and Outstanding	940		3,231		6,290
Net Asset Value per share	$24.00		$13.39		$28.59
R-6: Net Assets	$48,252		$1,457,244		$383,063
Shares Issued and Outstanding	1,989		102,110		13,843
Net Asset Value per share	$24.25		$14.27		$27.67

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

		SmallCap Value Fund
Amounts in thousands, except per share amounts		II	Tax-Exempt Bond Fund
Investment in securities--at cost		$1,062,741	$379,478
Investment in affiliated Funds--at cost		$35,811	$–
Assets
Investment in securities--at value		$1,049,407	$375,100
Investment in affiliated Funds--at value		35,811	–
Cash		–	379
Deposits with counterparty		430	–
Receivables:
Dividends and interest		525	5,764
Expense reimbursement from Manager		40	8
Expense reimbursement from Distributor		1	–
Fund shares sold		984	1,511
Investment securities sold		7,099	4,894
Variation margin on futures		47	–
Other assets		–	9
	Total Assets	1,094,344	387,665
Liabilities
Accrued management and investment advisory fees		938	141
Accrued administrative service fees		2	–
Accrued distribution fees		7	80
Accrued service fees		9	–
Accrued transfer agent fees		60	47
Accrued professional fees		20	28
Accrued other expenses		36	21
Cash overdraft		1	–
Deposits from counterparty		–	–
Payables:
Dividends payable		–	1,148
Fund shares redeemed		2,917	686
Interest expense and fees payable		–	69
Investment securities purchased		9,859	1,000
Variation margin on futures		42	–
Floating rate notes issued		–	17,827
	Total Liabilities	13,891	21,047
Net Assets Applicable to Outstanding Shares		$1,080,453	$366,618
Net Assets Consist of:
Capital shares and additional paid-in-capital		$939,887	$378,989
Total distributable earnings (loss)		140,566	(12,371)
	Total Net Assets	$1,080,453	$366,618

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2018

	SmallCap Value Fund
Amounts in thousands, except per share amounts	II		Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized	875,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$7,529		$269,439
Shares Issued and Outstanding	629		38,772
Net Asset Value per share	$11.96		$6.95
Maximum Offering Price	$12.66		$7.22
Class C: Net Assets	N/A		$26,337
Shares Issued and Outstanding			3,778
Net Asset Value per share			$6.97	(a)
Class J: Net Assets	$17,180		N/A
Shares Issued and Outstanding	1,458
Net Asset Value per share	$11.78	(a)
Institutional: Net Assets	$129,984		$70,842
Shares Issued and Outstanding	10,723		10,186
Net Asset Value per share	$12.12		$6.95
R-1: Net Assets	$983		N/A
Shares Issued and Outstanding	90
Net Asset Value per share	$10.93
R-2: Net Assets	$2,030		N/A
Shares Issued and Outstanding	182
Net Asset Value per share	$11.13
R-3: Net Assets	$9,087		N/A
Shares Issued and Outstanding	784
Net Asset Value per share	$11.59
R-4: Net Assets	$4,824		N/A
Shares Issued and Outstanding	410
Net Asset Value per share	$11.77
R-5: Net Assets	$23,256		N/A
Shares Issued and Outstanding	1,953
Net Asset Value per share	$11.91
R-6: Net Assets	$885,580		N/A
Shares Issued and Outstanding	73,089
Net Asset Value per share	$12.12

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	California Municipal			Diversified
Amounts in thousands		Fund	Core Plus Bond Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$–	$1,922	$4,639
Dividends		6	816	367,389
Withholding tax		–	(1)	(34,504)
Interest		17,829	117,428	7
	Total Income	17,835	120,165	337,531
Expenses:
Management and investment advisory fees		1,874	16,470	100,063
Distribution fees - Class A		719	211	629
Distribution fees - Class C		361	78	175
Distribution fees - Class J		N/A	210	279
Distribution fees - R-1		N/A	16	16
Distribution fees - R-2		N/A	14	17
Distribution fees - R-3		N/A	46	55
Distribution fees - R-4		N/A	13	36
Administrative service fees - R-1		N/A	13	12
Administrative service fees - R-2		N/A	9	11
Administrative service fees - R-3		N/A	13	15
Administrative service fees - R-4		N/A	4	11
Administrative service fees - R-5		N/A	5	6
Registration fees - Class A		23	15	19
Registration fees - Class C		20	17	18
Registration fees - Class J		N/A	14	15
Registration fees - Institutional		17	30	26
Service fees - R-1		N/A	11	11
Service fees - R-2		N/A	12	14
Service fees - R-3		N/A	46	55
Service fees - R-4		N/A	33	91
Service fees - R-5		N/A	120	139
Shareholder reports - Class A		7	23	60
Shareholder reports - Class C		2	2	5
Shareholder reports - Class J		N/A	76	91
Shareholder reports - Institutional		3	–	2
Transfer agent fees - Class A		146	178	484
Transfer agent fees - Class C		30	21	39
Transfer agent fees - Class J		N/A	263	299
Transfer agent fees - Institutional		70	238	258
Chief compliance officer fees		1	4	16
Custodian fees		–	46	1,897
Directors' expenses		10	61	225
Interest expense and fees		251	–	–
Professional fees		32	51	108
Other expenses		7	34	95
	Total Gross Expenses	3,573	18,397	105,292
Less: Reimbursement from Manager		–	1,963	–
Less: Reimbursement from Manager - Class A		–	63	–
Less: Reimbursement from Manager - Class C		–	18	19
Less: Reimbursement from Manager - Institutional		46	–	–
Less: Reimbursement from Distributor - Class J		N/A	42	56
	Total Net Expenses	3,527	16,311	105,217
	Net Investment Income (Loss)	14,308	103,854	232,314

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

California Municipal			Diversified
Amounts in thousands	Fund	Core Plus Bond Fund	International Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $17, respectively)	(3,470)	(42,650)	555,177
Foreign currency contracts	–	1,374	–
Foreign currency transactions	–	(814)	(9,845)
Futures contracts	–	5,313	–
Swap agreements	–	(3,516)	–
Net change in unrealized appreciation/depreciation of:
Investments (net of foreign taxes of $0, $0 and $2,908, respectively)	(15,591)	(146,407)	(2,091,257)
Foreign currency contracts	–	552	–
Futures contracts	–	(1,460)	–
Swap agreements	–	3,311	–
Translation of assets and liabilities in foreign currencies	–	(22)	(173)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures
and Swap agreements	(19,061)	(184,319)	(1,546,098)
Net Increase (Decrease) in Net Assets Resulting from Operations$	(4,753)	$(80,465)	$(1,313,784)

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund(a)		Bond Fund	Income Fund(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,160	$–	$4,095
Dividends		202,933	4	169,747
Withholding tax		(4,163)	(1)	(8,681)
Interest		21	1,382	520,545
	Total Income	199,951	1,385	685,706
Expenses:
Management and investment advisory fees		34,621	297	84,958
Distribution fees - Class A		2,440	3	4,454
Distribution fees - Class C		1,874	N/A	20,854
Distribution fees - Class J		5	N/A	N/A
Distribution fees - R-1		9	N/A	N/A
Distribution fees - R-2		13	N/A	N/A
Distribution fees - R-3		107	N/A	N/A
Distribution fees - R-4		40	N/A	N/A
Administrative service fees - R-1		7	N/A	N/A
Administrative service fees - R-2		9	N/A	N/A
Administrative service fees - R-3		30	N/A	N/A
Administrative service fees - R-4		12	N/A	N/A
Administrative service fees - R-5		12	N/A	N/A
Registration fees - Class A		32	19	43
Registration fees - Class C		19	N/A	32
Registration fees - Class J		18	N/A	N/A
Registration fees - Class T		N/A	N/A	18
Registration fees - Institutional		77	19	224
Registration fees - R-6		N/A	N/A	20
Service fees - R-1		6	N/A	N/A
Service fees - R-2		11	N/A	N/A
Service fees - R-3		107	N/A	N/A
Service fees - R-4		101	N/A	N/A
Service fees - R-5		312	N/A	N/A
Shareholder reports - Class A		116	–	139
Shareholder reports - Class C		19	N/A	197
Shareholder reports - Institutional		31	1	462
Transfer agent fees - Class A		1,057	10	1,494
Transfer agent fees - Class C		158	N/A	1,701
Transfer agent fees - Class J		1	N/A	N/A
Transfer agent fees - Class T		N/A	N/A	8
Transfer agent fees - Institutional		778	4	4,570
Chief compliance officer fees		8	–	15
Custodian fees		161	13	1,232
Directors' expenses		122	3	206
Dividends and interest on securities sold short		–	–	614
Professional fees		47	35	115
Short sale fees		–	–	402
Other expenses		60	3	127
	Total Gross Expenses	42,420	407	121,885
Less: Reimbursement from Manager		–	–	1,189
Less: Reimbursement from Manager - Class A		–	30	–
Less: Reimbursement from Manager - Class J		14	N/A	N/A
Less: Reimbursement from Manager - Class T		N/A	N/A	26
Less: Reimbursement from Manager - Institutional		409	45	3,502
Less: Reimbursement from Distributor - Class J		1	N/A	N/A
	Total Net Expenses	41,996	332	117,168
	Net Investment Income (Loss)	157,955	1,053	568,538

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund(a)	Bond Fund	Income Fund(b)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions	347,545	(801)	(162,803)
Foreign currency contracts	–	6	(7,416)
Foreign currency transactions	–	5	(6,793)
Futures contracts	–	100	9,318
Options and swaptions	–	–	(6,664)
Short sales	–	–	(1,676)
Swap agreements	–	342	652
Net change in unrealized appreciation/depreciation of:
Investments	(173,363)	(896)	(657,636)
Foreign currency contracts	–	39	(53)
Futures contracts	–	(9)	(1,119)
Options and swaptions	–	–	8,919
Swap agreements	–	(121)	(2,107)
Translation of assets and liabilities in foreign currencies	–	(4)	(125)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements	174,182	(1,339)	(827,503)
Net Increase (Decrease) in Net Assets Resulting from Operations$	332,137	$(286)	$(258,965)

(a)	Class J shares commenced operations on October 9, 2018.
(b)	Class T shares discontinued operations onAugust 24, 2018.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	Global Real Estate		Government & High	Government Money
Amounts in thousands		Securities Fund	Quality Bond Fund	Market Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$666	$253	$–
Dividends		90,462	41	3,477
Withholding tax		(4,052)	–	–
Interest		1	43,090	46,180
	Total Income	87,077	43,384	49,657
Expenses:
Management and investment advisory fees		24,302	7,544	4,323
Distribution fees - Class A		264	622	N/A
Distribution fees - Class C		350	425	N/A
Distribution fees - Class J		N/A	162	N/A
Distribution fees - R-1		N/A	8	N/A
Distribution fees - R-2		N/A	23	N/A
Distribution fees - R-3		1	29	N/A
Distribution fees - R-4		–	13	N/A
Administrative service fees - R-1		N/A	7	N/A
Administrative service fees - R-2		N/A	15	N/A
Administrative service fees - R-3		–	8	N/A
Administrative service fees - R-4		–	4	N/A
Administrative service fees - R-5		–	2	N/A
Registration fees - Class A		18	23	N/A
Registration fees - Class C		16	17	N/A
Registration fees - Class J		N/A	15	N/A
Registration fees - Institutional		140	23	3
Registration fees - R-6		422	N/A	N/A
Service fees - R-1		N/A	6	N/A
Service fees - R-2		N/A	19	N/A
Service fees - R-3		1	28	N/A
Service fees - R-4		–	33	N/A
Service fees - R-5		–	49	N/A
Shareholder reports - Class A		17	42	N/A
Shareholder reports - Class C		5	7	N/A
Shareholder reports - Class J		N/A	51	N/A
Shareholder reports - Institutional		596	–	–
Shareholder reports - R-6		1	N/A	N/A
Transfer agent fees - Class A		158	325	N/A
Transfer agent fees - Class C		47	55	N/A
Transfer agent fees - Class J		N/A	176	N/A
Transfer agent fees - Institutional		2,853	248	–
Chief compliance officer fees		3	2	4
Custodian fees		176	6	16
Directors' expenses		53	30	55
Professional fees		62	34	31
Other expenses		19	13	32
	Total Gross Expenses	29,504	10,064	4,464
Less: Reimbursement from Manager		–	–	323
Less: Reimbursement from Manager - Class C		–	27	N/A
Less: Reimbursement from Manager - Institutional		2,211	14	141
Less: Reimbursement from Manager - R-1		N/A	2	N/A
Less: Reimbursement from Manager - R-2		N/A	7	N/A
Less: Reimbursement from Manager - R-3		–	11	N/A
Less: Reimbursement from Manager - R-4		–	13	N/A
Less: Reimbursement from Manager - R-5		–	19	N/A
Less: Reimbursement from Manager - R-6		371	N/A	N/A
Less: Reimbursement from Distributor - Class A		–	249	N/A
Less: Reimbursement from Distributor - Class J		N/A	32	N/A
	Total Net Expenses	26,922	9,690	4,000
	Net Investment Income (Loss)	60,155	33,694	45,657

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

Global Real Estate	Government & High		Government Money
Amounts in thousands	Securities Fund	Quality Bond Fund	Market Fund(a)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	48,972	(40,571)	(25)
Foreign currency transactions	(428)	–	–
Net change in unrealized appreciation/depreciation of:
Investments	(72,150)	(21,277)	–
Translation of assets and liabilities in foreign currencies	20	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(23,586)	(61,848)	(25)
Net Increase (Decrease) in Net Assets Resulting from Operations$	36,569	$(28,154)	$45,632

(a)	Period from December 20, 2017, date operations commenced, through October 31, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

Amounts in thousands		High Yield Fund(a)	High Yield Fund I	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$787	$1,212	$770
Dividends		252	241	5,841
Withholding tax		(8)	(2)	–
Interest		206,632	87,053	114,255
	Total Income	207,663	88,504	120,866
Expenses:
Management and investment advisory fees		16,867	8,635	14,879
Distribution fees - Class A		1,792	17	600
Distribution fees - Class C		3,002	N/A	570
Distribution fees - Class J		N/A	N/A	135
Distribution fees - R-1		N/A	N/A	63
Distribution fees - R-2		N/A	N/A	8
Distribution fees - R-3		N/A	N/A	70
Distribution fees - R-4		N/A	N/A	26
Administrative service fees - R-1		N/A	N/A	51
Administrative service fees - R-2		N/A	N/A	5
Administrative service fees - R-3		N/A	N/A	20
Administrative service fees - R-4		N/A	N/A	8
Administrative service fees - R-5		N/A	N/A	4
Registration fees - Class A		45	19	28
Registration fees - Class C		24	N/A	18
Registration fees - Class J		N/A	N/A	15
Registration fees - Class T		17	N/A	N/A
Registration fees - Institutional		74	27	30
Registration fees - R-6		42	N/A	28
Service fees - R-1		N/A	N/A	45
Service fees - R-2		N/A	N/A	6
Service fees - R-3		N/A	N/A	70
Service fees - R-4		N/A	N/A	66
Service fees - R-5		N/A	N/A	112
Shareholder reports - Class A		125	3	38
Shareholder reports - Class C		38	N/A	11
Shareholder reports - Class J		N/A	N/A	21
Shareholder reports - Institutional		252	4	3
Shareholder reports - R-6		5	N/A	–
Transfer agent fees - Class A		920	16	282
Transfer agent fees - Class C		285	N/A	80
Transfer agent fees - Class J		N/A	N/A	86
Transfer agent fees - Class T		7	N/A	N/A
Transfer agent fees - Institutional		1,576	47	419
Chief compliance officer fees		4	1	4
Custodian fees		12	55	5
Directors' expenses		61	24	59
Professional fees		42	49	37
Other expenses		43	14	27
	Total Gross Expenses	25,233	8,911	17,929
Less: Reimbursement from Manager - Class A		–	27	–
Less: Reimbursement from Manager - Class T		25	N/A	N/A
Less: Reimbursement from Manager - Institutional		143	–	43
Less: Reimbursement from Distributor - Class J		N/A	N/A	27
	Total Net Expenses	25,065	8,884	17,859
	Net Investment Income (Loss)	182,598	79,620	103,007

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

Amounts in thousands	High Yield Fund(a)	High Yield Fund I	Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,519	(9,847)	18,243
Foreign currency contracts	304	–	–
Foreign currency transactions	(137)	–	–
Swap agreements	–	1,189	–
Net change in unrealized appreciation/depreciation of:
Investments	(211,493)	(90,966)	(145,242)
Foreign currency contracts	(400)	–	–
Swap agreements	–	(646)	–
Translation of assets and liabilities in foreign currencies	87	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Swap agreements
	(192,120)	(100,270)	(126,999)
Net Increase (Decrease) in Net Assets Resulting from Operations$	(9,522)	$(20,650)	$(23,992)

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

			International
	Inflation Protection		Emerging Markets
Amounts in thousands		Fund	Fund	International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$217	$244	$208
Dividends		12	25,363	14,119
Withholding tax		(10)	(2,696)	(1,162)
Interest		45,084	59	12
	Total Income	45,303	22,970	13,177
Expenses:
Management and investment advisory fees		5,924	11,286	4,264
Distribution fees - Class A		27	252	23
Distribution fees - Class C		31	139	N/A
Distribution fees - Class J		10	189	N/A
Distribution fees - R-1		4	10	9
Distribution fees - R-2		2	10	9
Distribution fees - R-3		16	25	13
Distribution fees - R-4		2	11	4
Administrative service fees - R-1		3	8	7
Administrative service fees - R-2		1	6	6
Administrative service fees - R-3		5	7	4
Administrative service fees - R-4		1	3	1
Administrative service fees - R-5		–	2	–
Registration fees - Class A		15	19	15
Registration fees - Class C		17	18	N/A
Registration fees - Class J		14	14	N/A
Registration fees - Institutional		17	20	22
Registration fees - R-6		N/A	20	25
Service fees - R-1		3	7	7
Service fees - R-2		2	8	7
Service fees - R-3		16	25	13
Service fees - R-4		4	28	11
Service fees - R-5		9	42	12
Shareholder reports - Class A		3	34	3
Shareholder reports - Class C		1	5	N/A
Shareholder reports - Class J		4	62	N/A
Shareholder reports - Institutional		1	–	–
Transfer agent fees - Class A		24	217	25
Transfer agent fees - Class C		13	37	N/A
Transfer agent fees - Class J		21	214	N/A
Transfer agent fees - Institutional		4	89	121
Chief compliance officer fees		2	1	1
Custodian fees		30	351	98
Directors' expenses		32	19	11
Professional fees		34	83	85
Other expenses		14	69	11
	Total Gross Expenses	6,306	13,330	4,807
Less: Reimbursement from Manager - Class A		15	148	20
Less: Reimbursement from Manager - Class C		23	2	N/A
Less: Reimbursement from Manager - Class J		–	91	N/A
Less: Reimbursement from Manager - Institutional		–	44	51
Less: Reimbursement from Manager - R-6		N/A	187	92
Less: Reimbursement from Distributor - Class J		2	38	N/A
	Total Net Expenses	6,266	12,820	4,644
	Net Investment Income (Loss)	39,037	10,150	8,533

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

		International
Inflation Protection		Emerging Markets
Amounts in thousands	Fund	Fund	International Fund I
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $308 and $0, respectively)	(5,430)	76,016	29,794
Foreign currency contracts	4,667	–	–
Foreign currency transactions	377	(2,416)	(338)
Futures contracts	5,441	–	701
Options and swaptions	(882)	–	–
Swap agreements	3,046	–	–
Net change in unrealized appreciation/depreciation of:
Investments (net of foreign taxes of $0, $2,865 and $0, respectively)	(58,176)	(236,334)	(105,186)
Foreign currency contracts	(1,379)	–	–
Futures contracts	(1,810)	–	(443)
Options and swaptions	562	–	–
Swap agreements	(4,382)	–	–
Translation of assets and liabilities in foreign currencies	20	(221)	23
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements	(57,946)	(162,955)	(75,449)
Net Increase (Decrease) in Net Assets Resulting from Operations$	(18,909)	$(152,805)	$(66,916)

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	LargeCap Growth			LargeCap Growth	LargeCap S&P 500
Amounts in thousands		Fund		Fund I	Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$125		$2,579	$1,205
Dividends		5,201		56,245	113,224
Withholding tax		(2)		(172)	–
Interest		1		95	39
	Total Income	5,325		58,747	114,468
Expenses:
Management and investment advisory fees		5,001		50,789	8,399
Distribution fees - Class A		1,007		79	574
Distribution fees - Class C		170		N/A	625
Distribution fees - Class J		126		255	1,007
Distribution fees - R-1		16		27	62
Distribution fees - R-2		5		27	77
Distribution fees - R-3		25		270	519
Distribution fees - R-4		9		82	176
Administrative service fees - R-1		13		21	49
Administrative service fees - R-2		3		18	52
Administrative service fees - R-3		7		76	145
Administrative service fees - R-4		3		25	53
Administrative service fees - R-5		5		30	39
Registration fees - Class A		17		17	25
Registration fees - Class C		18		N/A	20
Registration fees - Class J		16		19	21
Registration fees - Institutional		16		29	35
Registration fees - R-6		N/A		108	N/A
Service fees - R-1		12		19	44
Service fees - R-2		4		22	64
Service fees - R-3		26		270	519
Service fees - R-4		21		205	441
Service fees - R-5		114		759	968
Shareholder reports - Class A		91		5	64
Shareholder reports - Class C		3		N/A	8
Shareholder reports - Class J		22		32	133
Shareholder reports - Institutional		2		9	1
Shareholder reports - R-6		N/A		6	N/A
Transfer agent fees - Class A		581		42	443
Transfer agent fees - Class C		29		N/A	69
Transfer agent fees - Class J		87		128	462
Transfer agent fees - Institutional		(40	)(a)	1,933	234
Chief compliance officer fees		1		10	7
Custodian fees		5		38	13
Directors' expenses		16		152	101
Professional fees		25		22	29
Other expenses		15		62	108
	Total Gross Expenses	7,471		55,586	15,586
Less: Reimbursement from Manager		–		1,352	–
Less: Reimbursement from Manager - Class C		–		N/A	7
Less: Reimbursement from Manager - Institutional		–		148	–
Less: Reimbursement from Distributor - Class J		25		51	201
	Total Net Expenses	7,446		54,035	15,378
	Net Investment Income (Loss)	(2,121)		4,712	99,090
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		290,054		1,037,414	292,851
Futures contracts		–		20,672	7,375
Net change in unrealized appreciation/depreciation of:
Investments		(226,046)		(4,691)	(22,087)
Futures contracts		–		(5,498)	(4,715)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		64,008		1,047,897	273,424
Net Increase (Decrease) in Net Assets Resulting from Operations$		61,887		$1,052,609	$372,514

(a)	Contra-expense is a result of invoices accrued in the prior year and trued up in the current year.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	LargeCap Value Fund
Amounts in thousands		III	MidCap Fund	MidCap Growth Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,099	$123	$43
Dividends		51,084	133,656	875
Withholding tax		(83)	(3,679)	(15)
Interest		48	3	–
	Total Income	52,148	130,103	903
Expenses:
Management and investment advisory fees		16,917	92,492	1,205
Distribution fees - Class A		N/A	4,098	N/A
Distribution fees - Class C		N/A	2,872	N/A
Distribution fees - Class J		114	451	106
Distribution fees - R-1		16	312	5
Distribution fees - R-2		8	80	9
Distribution fees - R-3		21	288	33
Distribution fees - R-4		5	105	6
Administrative service fees - R-1		13	250	4
Administrative service fees - R-2		5	54	6
Administrative service fees - R-3		6	81	9
Administrative service fees - R-4		1	31	2
Administrative service fees - R-5		1	37	2
Registration fees - Class A		N/A	21	N/A
Registration fees - Class C		N/A	21	N/A
Registration fees - Class J		15	15	15
Registration fees - Institutional		32	273	15
Registration fees - R-6		N/A	40	N/A
Service fees - R-1		12	223	3
Service fees - R-2		6	67	7
Service fees - R-3		21	288	33
Service fees - R-4		13	261	17
Service fees - R-5		25	937	55
Shareholder reports - Class A		N/A	163	N/A
Shareholder reports - Class C		N/A	26	N/A
Shareholder reports - Class J		28	70	17
Shareholder reports - Institutional		–	1,695	2
Shareholder reports - R-6		N/A	17	N/A
Transfer agent fees - Class A		N/A	1,856	N/A
Transfer agent fees - Class C		N/A	243	N/A
Transfer agent fees - Class J		106	245	71
Transfer agent fees - Institutional		4	10,775	52
Chief compliance officer fees		3	20	–
Custodian fees		21	12	2
Directors' expenses		41	277	5
Professional fees		31	31	22
Other expenses		18	213	2
	Total Gross Expenses	17,483	118,940	1,705
Less: Reimbursement from Manager		1,365	–	–
Less: Reimbursement from Manager - Institutional		–	–	13
Less: Reimbursement from Distributor - Class J		23	90	21
	Total Net Expenses	16,095	118,850	1,671
	Net Investment Income (Loss)	36,053	11,253	(768)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		159,040	1,628,506	25,513
Investment transactions in affiliated securities		–	(16,463)	–
Futures contracts		8,422	–	–
Net change in unrealized appreciation/depreciation of:
Investments		(72,362)	(1,349,576)	(19,837)
Investment in affiliated securities		–	(70,152)	–
Futures contracts		(1,448)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		93,652	192,315	5,676
Net Increase (Decrease) in Net Assets Resulting from Operations$		129,705	$203,568	$4,908

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	MidCap Growth Fund		MidCap S&P 400
Amounts in thousands		III	Index Fund	MidCap Value Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$421	$176	$320
Dividends		7,169	21,921	18,104
Withholding tax		(19)	(12)	(6)
Interest		26	6	26
	Total Income	7,597	22,091	18,444
Expenses:
Management and investment advisory fees		10,891	2,140	9,864
Distribution fees - Class J		58	200	107
Distribution fees - R-1		7	41	14
Distribution fees - R-2		6	66	11
Distribution fees - R-3		13	268	30
Distribution fees - R-4		4	84	11
Administrative service fees - R-1		6	33	11
Administrative service fees - R-2		4	44	7
Administrative service fees - R-3		3	75	8
Administrative service fees - R-4		1	25	4
Administrative service fees - R-5		1	21	3
Registration fees - Class J		15	15	14
Registration fees - Institutional		24	33	34
Registration fees - R-6		N/A	21	N/A
Service fees - R-1		5	29	10
Service fees - R-2		5	55	9
Service fees - R-3		13	268	30
Service fees - R-4		10	211	28
Service fees - R-5		17	523	82
Shareholder reports - Class J		14	29	27
Shareholder reports - Institutional		–	11	2
Shareholder reports - R-6		N/A	1	N/A
Transfer agent fees - Class J		54	111	100
Transfer agent fees - Institutional		2	150	131
Chief compliance officer fees		1	2	1
Custodian fees		13	10	28
Directors' expenses		22	28	20
Professional fees		23	24	24
Other expenses		18	29	10
	Total Gross Expenses	11,230	4,547	10,620
Less: Reimbursement from Manager		893	–	1,196
Less: Reimbursement from Distributor - Class J		11	40	22
	Total Net Expenses	10,326	4,507	9,402
	Net Investment Income (Loss)	(2,729)	17,584	9,042
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		111,939	125,359	99,499
Futures contracts		2,943	(485)	2,404
Net change in unrealized appreciation/depreciation of:
Investments		(32,212)	(126,829)	(99,042)
Futures contracts		(1,028)	(264)	(961)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		81,642	(2,219)	1,900
Net Increase (Decrease) in Net Assets Resulting from Operations$		78,913	$15,365	$10,942

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	MidCap Value Fund
Amounts in thousands		III	Money Market Fund(a)	Overseas Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$388	$–	$1,074
Dividends		25,341	305	116,936
Withholding tax		(152)	–	(8,786)
Interest		18	8,675	48
	Total Income	25,595	8,980	109,272
Expenses:
Management and investment advisory fees		7,886	1,927	35,777
Distribution fees - Class A		69	–	N/A
Distribution fees - Class C		N/A	52	N/A
Distribution fees - Class J		154	368	N/A
Distribution fees - R-1		2	N/A	–
Distribution fees - R-2		5	N/A	–
Distribution fees - R-3		27	N/A	2
Distribution fees - R-4		16	N/A	–
Administrative service fees - R-1		2	N/A	–
Administrative service fees - R-2		3	N/A	–
Administrative service fees - R-3		8	N/A	1
Administrative service fees - R-4		5	N/A	–
Administrative service fees - R-5		2	N/A	–
Registration fees - Class A		16	65	N/A
Registration fees - Class C		N/A	8	N/A
Registration fees - Class J		15	29	N/A
Registration fees - Institutional		16	13	37
Registration fees - R-6		15	N/A	N/A
Service fees - R-1		1	N/A	–
Service fees - R-2		4	N/A	–
Service fees - R-3		27	N/A	2
Service fees - R-4		41	N/A	1
Service fees - R-5		56	N/A	2
Shareholder reports - Class A		8	64	N/A
Shareholder reports - Class J		36	121	N/A
Shareholder reports - Institutional		10	–	–
Transfer agent fees - Class A		60	363	N/A
Transfer agent fees - Class C		N/A	4	N/A
Transfer agent fees - Class J		128	294	N/A
Transfer agent fees - Institutional		94	–	166
Chief compliance officer fees		2	1	4
Custodian fees		18	14	466
Directors' expenses		25	12	60
Professional fees		15	32	98
Other expenses		14	6	27
	Total Gross Expenses	8,780	3,373	36,643
Less: Reimbursement from Manager		174	–	2,198
Less: Reimbursement from Manager - Class A		–	244	N/A
Less: Reimbursement from Manager - Institutional		–	13	–
Less: Reimbursement from Distributor - Class C		N/A	52	N/A
Less: Reimbursement from Distributor - Class J		31	368	N/A
	Total Net Expenses	8,575	2,696	34,445
	Net Investment Income (Loss)	17,020	6,284	74,827
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		79,788	33	203,907
Foreign currency transactions		–	–	(1,032)
Futures contracts		3,850	–	4,975
Net change in unrealized appreciation/depreciation of:
Investments		(190,760)	–	(579,154)
Futures contracts		(1,683)	–	(2,664)
Translation of assets and liabilities in foreign currencies		–	–	(137)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		(108,805)	33	(374,105)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(91,785)	$6,317	$(299,278)

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

		Principal Capital	Principal LifeTime	Principal LifeTime
Amounts in thousands	Appreciation Fund		2010 Fund	2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$401	$26,437	$16,714
Dividends		40,795	–	–
Withholding tax		(24)	–	–
Interest		3	–	–
	Total Income	41,175	26,437	16,714
Expenses:
Management and investment advisory fees		9,307	N/A	N/A
Distribution fees - Class A		2,481	75	N/A
Distribution fees - Class C		545	N/A	N/A
Distribution fees - Class J		N/A	352	N/A
Distribution fees - R-1		9	20	20
Distribution fees - R-2		11	19	16
Distribution fees - R-3		55	91	140
Distribution fees - R-4		21	20	29
Administrative service fees - R-1		7	16	16
Administrative service fees - R-2		8	13	10
Administrative service fees - R-3		15	25	39
Administrative service fees - R-4		6	6	9
Administrative service fees - R-5		4	5	6
Registration fees - Class A		32	15	N/A
Registration fees - Class C		20	N/A	N/A
Registration fees - Class J		N/A	16	N/A
Registration fees - Institutional		32	27	37
Service fees - R-1		6	14	15
Service fees - R-2		9	16	13
Service fees - R-3		55	91	140
Service fees - R-4		52	51	73
Service fees - R-5		98	119	136
Shareholder reports - Class A		126	2	N/A
Shareholder reports - Class C		9	N/A	N/A
Shareholder reports - Class J		N/A	20	N/A
Shareholder reports - Institutional		1	1	–
Transfer agent fees - Class A		917	34	N/A
Transfer agent fees - Class C		68	N/A	N/A
Transfer agent fees - Class J		N/A	83	N/A
Transfer agent fees - Institutional		148	13	2
Chief compliance officer fees		2	1	1
Custodian fees		3	–	–
Directors' expenses		38	19	13
Professional fees		24	18	18
Other expenses		19	9	5
	Total Gross Expenses	14,128	1,191	738
Less: Reimbursement from Manager - Class A		–	15	N/A
Less: Reimbursement from Manager - Institutional		204	–	–
Less: Reimbursement from Distributor - Class J		N/A	70	N/A
	Total Net Expenses	13,924	1,106	738
	Net Investment Income (Loss)	27,251	25,331	15,976
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		643,990	–	–
Investment transactions in affiliated Funds		–	34,000	23,561
Capital gain distribution received from affiliated Funds		–	11,780	9,187
Net change in unrealized appreciation/depreciation of:
Investments		(512,291)	–	–
Investments in affiliated Funds		–	(73,360)	(49,051)
Net Realized and Unrealized Gain (Loss) on Investments		131,699	(27,580)	(16,303)
Net Increase (Decrease) in Net Assets Resulting from Operations$		158,950	$(2,249)	$(327)

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2020 Fund	2025 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$142,968	$47,381	$171,301
	Total Income	142,968	47,381	171,301
Expenses:
Distribution fees - Class A		280	N/A	323
Distribution fees - Class J		1,430	N/A	1,847
Distribution fees - R-1		111	50	107
Distribution fees - R-2		113	47	120
Distribution fees - R-3		459	401	487
Distribution fees - R-4		136	86	157
Administrative service fees - R-1		88	40	85
Administrative service fees - R-2		75	32	80
Administrative service fees - R-3		129	112	137
Administrative service fees - R-4		41	26	47
Administrative service fees - R-5		26	14	28
Registration fees - Class A		16	N/A	18
Registration fees - Class J		25	N/A	24
Registration fees - Institutional		96	61	109
Service fees - R-1		79	36	76
Service fees - R-2		94	40	100
Service fees - R-3		459	401	487
Service fees - R-4		341	215	392
Service fees - R-5		643	358	703
Shareholder reports - Class A		10	N/A	13
Shareholder reports - Class J		84	N/A	131
Shareholder reports - Institutional		1	–	1
Transfer agent fees - Class A		117	N/A	163
Transfer agent fees - Class J		293	N/A	471
Transfer agent fees - Institutional		63	11	76
Chief compliance officer fees		6	2	7
Directors' expenses		91	32	113
Professional fees		23	20	25
Other expenses		40	13	48
	Total Gross Expenses	5,369	1,997	6,375
Less: Reimbursement from Manager - Class A		2	N/A	31
Less: Reimbursement from Distributor - Class J		286	N/A	369
	Total Net Expenses	5,081	1,997	5,975
	Net Investment Income (Loss)	137,887	45,384	165,326
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		110,471	22,626	151,657
Capital gain distribution received from affiliated Funds		95,107	36,078	159,915
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(350,287)	(108,174)	(483,947)
Net Realized and Unrealized Gain (Loss) on Investments		(144,709)	(49,470)	(172,375)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(6,822)	$(4,086)	$(7,049)

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2035 Fund	2040 Fund	2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$32,499	$103,306	$21,462
	Total Income	32,499	103,306	21,462
Expenses:
Distribution fees - Class A		N/A	239	N/A
Distribution fees - Class J		N/A	1,126	N/A
Distribution fees - R-1		42	77	25
Distribution fees - R-2		42	101	34
Distribution fees - R-3		266	318	190
Distribution fees - R-4		67	107	43
Administrative service fees - R-1		34	62	20
Administrative service fees - R-2		28	67	23
Administrative service fees - R-3		75	89	53
Administrative service fees - R-4		20	32	13
Administrative service fees - R-5		11	20	8
Registration fees - Class A		N/A	17	N/A
Registration fees - Class J		N/A	22	N/A
Registration fees - Institutional		48	113	47
Service fees - R-1		30	55	18
Service fees - R-2		35	84	28
Service fees - R-3		266	318	190
Service fees - R-4		166	268	108
Service fees - R-5		288	488	195
Shareholder reports - Class A		N/A	12	N/A
Shareholder reports - Class J		N/A	99	N/A
Shareholder reports - Institutional		–	1	(1)
Transfer agent fees - Class A		N/A	131	N/A
Transfer agent fees - Class J		N/A	373	N/A
Transfer agent fees - Institutional		6	60	5
Chief compliance officer fees		2	5	1
Directors' expenses		26	78	19
Professional fees		19	22	18
Other expenses		10	33	7
	Total Gross Expenses	1,481	4,417	1,044
Less: Reimbursement from Manager - Class A		N/A	40	N/A
Less: Reimbursement from Distributor - Class J		N/A	225	N/A
	Total Net Expenses	1,481	4,152	1,044
	Net Investment Income (Loss)	31,018	99,154	20,418
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		21,061	107,179	11,549
Capital gain distribution received from affiliated Funds		42,211	148,177	32,782
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(91,445)	(323,739)	(61,850)
Net Realized and Unrealized Gain (Loss) on Investments		(28,173)	(68,383)	(17,519)
Net Increase (Decrease) in Net Assets Resulting from Operations$		2,845	$30,771	$2,899

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2050 Fund	2055 Fund	2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$57,032	$8,992	$6,035
	Total Income	57,032	8,992	6,035
Expenses:
Distribution fees - Class A		202	N/A	N/A
Distribution fees - Class J		355	N/A	14
Distribution fees - R-1		53	12	6
Distribution fees - R-2		72	13	6
Distribution fees - R-3		195	80	25
Distribution fees - R-4		59	20	7
Administrative service fees - R-1		43	10	5
Administrative service fees - R-2		48	9	4
Administrative service fees - R-3		54	22	7
Administrative service fees - R-4		18	6	2
Administrative service fees - R-5		11	3	1
Registration fees - Class A		17	N/A	N/A
Registration fees - Class J		16	N/A	15
Registration fees - Institutional		79	35	33
Service fees - R-1		38	9	4
Service fees - R-2		60	11	5
Service fees - R-3		195	79	25
Service fees - R-4		147	51	18
Service fees - R-5		288	75	36
Shareholder reports - Class A		13	N/A	N/A
Shareholder reports - Class J		51	N/A	3
Shareholder reports - Institutional		–	–	1
Transfer agent fees - Class A		149	N/A	N/A
Transfer agent fees - Class J		183	N/A	19
Transfer agent fees - Institutional		48	4	7
Chief compliance officer fees		3	1	–
Directors' expenses		44	9	7
Professional fees		20	17	17
Other expenses		20	3	3
	Total Gross Expenses	2,481	469	270
Less: Reimbursement from Manager - Class A		78	N/A	N/A
Less: Reimbursement from Manager - Class J		–	N/A	15
Less: Reimbursement from Distributor - Class J		71	N/A	3
	Total Net Expenses	2,332	469	252
	Net Investment Income (Loss)	54,700	8,523	5,783
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		47,312	2,499	497
Capital gain distribution received from affiliated Funds		91,448	14,906	10,123
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(175,766)	(26,346)	(18,015)
Net Realized and Unrealized Gain (Loss) on Investments		(37,006)	(8,941)	(7,395)
Net Increase (Decrease) in Net Assets Resulting from Operations$		17,694	$(418)	$(1,612)

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2065 Fund	Hybrid 2015 Fund(a)	Hybrid 2020 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$17	$879	$2,870
	Total Income	17	879	2,870
Expenses:
Distribution fees - Class J		N/A	4	5
Distribution fees - R-3		3	N/A	N/A
Administrative service fees - R-3		1	N/A	N/A
Registration fees - Class J		N/A	21	22
Registration fees - Institutional		14	18	21
Registration fees - R-6		N/A	16	16
Service fees - R-3		3	N/A	N/A
Service fees - R-5		1	N/A	N/A
Shareholder reports - R-6		N/A	1	1
Transfer agent fees - Class J		N/A	5	6
Transfer agent fees - Institutional		–	3	21
Directors' expenses		2	3	5
Professional fees		16	17	18
Other expenses		1	2	3
	Total Gross Expenses	41	90	118
Less: Reimbursement from Manager - Class J		N/A	24	23
Less: Reimbursement from Manager - Institutional		22	21	10
Less: Reimbursement from Manager - R-1		1	N/A	N/A
Less: Reimbursement from Manager - R-2		1	N/A	N/A
Less: Reimbursement from Manager - R-3		3	N/A	N/A
Less: Reimbursement from Manager - R-4		1	N/A	N/A
Less: Reimbursement from Manager - R-5		2	N/A	N/A
Less: Reimbursement from Manager - R-6		N/A	20	16
Less: Reimbursement from Distributor - Class J		N/A	1	1
	Total Net Expenses	11	24	68
	Net Investment Income (Loss)	6	855	2,802
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		98	(55)	50
Capital gain distribution received from affiliated Funds		44	488	2,167
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(407)	(2,011)	(6,257)
Net Realized and Unrealized Gain (Loss) on Investments		(265)	(1,578)	(4,040)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(259)	$(723)	$(1,238)

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2025 Fund(a)		Hybrid 2030 Fund(a)	Hybrid 2035 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$2,082	$2,686	$1,592
	Total Income	2,082	2,686	1,592
Expenses:
Distribution fees - Class J		7	5	3
Registration fees - Class J		23	22	21
Registration fees - Institutional		19	22	18
Registration fees - R-6		16	16	16
Shareholder reports - R-6		1	1	1
Transfer agent fees - Class J		6	6	6
Transfer agent fees - Institutional		11	9	9
Directors' expenses		4	5	4
Professional fees		18	18	17
Other expenses		2	3	2
	Total Gross Expenses	107	107	97
Less: Reimbursement from Manager - Class J		22	24	25
Less: Reimbursement from Manager - Institutional		9	–	14
Less: Reimbursement from Manager - R-6		18	16	19
Less: Reimbursement from Distributor - Class J		1	1	1
	Total Net Expenses	57	66	38
	Net Investment Income (Loss)	2,025	2,620	1,554
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		(146)	(123)	30
Capital gain distribution received from affiliated Funds		1,864	2,840	1,880
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(5,579)	(7,770)	(4,977)
Net Realized and Unrealized Gain (Loss) on Investments		(3,861)	(5,053)	(3,067)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(1,836)	$(2,433)	$(1,513)

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2040 Fund(a)		Hybrid 2045 Fund(a)	Hybrid 2050 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,902	$943	$846
	Total Income	1,902	943	846
Expenses:
Distribution fees - Class J		3	1	1
Registration fees - Class J		22	22	22
Registration fees - Institutional		20	17	18
Registration fees - R-6		16	16	16
Shareholder reports - R-6		1	1	1
Transfer agent fees - Class J		6	6	6
Transfer agent fees - Institutional		10	5	4
Directors' expenses		4	3	3
Professional fees		17	17	17
Other expenses		2	2	2
	Total Gross Expenses	101	90	90
Less: Reimbursement from Manager - Class J		26	26	27
Less: Reimbursement from Manager - Institutional		12	20	20
Less: Reimbursement from Manager - R-6		18	20	19
Less: Reimbursement from Distributor - Class J		1	–	–
	Total Net Expenses	44	24	24
	Net Investment Income (Loss)	1,858	919	822
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		18	20	6
Capital gain distribution received from affiliated Funds		2,471	1,325	1,242
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(5,670)	(3,107)	(3,022)
Net Realized and Unrealized Gain (Loss) on Investments		(3,181)	(1,762)	(1,774)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(1,323)	$(843)	$(952)

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2055 Fund(a)		Hybrid 2060 Fund(a)	Hybrid 2065 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$248	$48	$5
	Total Income	248	48	5
Expenses:
Registration fees - Class J		21	21	22
Registration fees - Institutional		16	16	16
Registration fees - R-6		16	16	17
Transfer agent fees - Class J		6	5	5
Transfer agent fees - Institutional		1	1	–
Directors' expenses		3	2	2
Professional fees		17	17	16
Other expenses		2	2	2
	Total Gross Expenses	82	80	80
Less: Reimbursement from Manager - Class J		27	28	28
Less: Reimbursement from Manager - Institutional		29	31	21
Less: Reimbursement from Manager - R-6		19	20	30
	Total Net Expenses	7	1	1
	Net Investment Income (Loss)	241	47	4
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		1	1	1
Capital gain distribution received from affiliated Funds		375	74	1
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(984)	(307)	(253)
Net Realized and Unrealized Gain (Loss) on Investments		(608)	(232)	(251)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(367)	$(185)	$(247)

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	Principal LifeTime		Principal LifeTime	Real Estate Securities
Amounts in thousands	Hybrid Income Fund(a)		Strategic Income Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$599	$14,288	$687
Dividends		–	–	100,072
Interest		–	–	2
	Total Income	599	14,288	100,761
Expenses:
Management and investment advisory fees		N/A	N/A	29,328
Distribution fees - Class A		N/A	45	723
Distribution fees - Class C		N/A	N/A	477
Distribution fees - Class J		1	111	238
Distribution fees - R-1		N/A	12	16
Distribution fees - R-2		N/A	13	53
Distribution fees - R-3		N/A	52	104
Distribution fees - R-4		N/A	10	50
Administrative service fees - R-1		N/A	10	13
Administrative service fees - R-2		N/A	9	35
Administrative service fees - R-3		N/A	14	29
Administrative service fees - R-4		N/A	3	15
Administrative service fees - R-5		N/A	2	16
Registration fees - Class A		N/A	15	29
Registration fees - Class C		N/A	N/A	19
Registration fees - Class J		21	15	14
Registration fees - Institutional		17	34	69
Registration fees - R-6		16	N/A	175
Service fees - R-1		N/A	8	12
Service fees - R-2		N/A	11	44
Service fees - R-3		N/A	52	103
Service fees - R-4		N/A	24	125
Service fees - R-5		N/A	56	393
Shareholder reports - Class A		N/A	1	69
Shareholder reports - Class C		N/A	N/A	11
Shareholder reports - Class J		–	9	67
Shareholder reports - Institutional		–	1	205
Shareholder reports - R-6		1	N/A	2
Transfer agent fees - Class A		N/A	26	452
Transfer agent fees - Class C		N/A	N/A	75
Transfer agent fees - Class J		6	45	227
Transfer agent fees - Institutional		2	9	1,532
Chief compliance officer fees		–	1	4
Custodian fees		–	–	2
Directors' expenses		3	11	72
Professional fees		17	18	27
Other expenses		2	6	31
	Total Gross Expenses	86	623	34,856
Less: Reimbursement from Manager - Class A		N/A	21	–
Less: Reimbursement from Manager - Class J		26	–	–
Less: Reimbursement from Manager - Institutional		25	–	76
Less: Reimbursement from Manager - R-6		21	N/A	–
Less: Reimbursement from Distributor - Class J		–	22	48
	Total Net Expenses	14	580	34,732
	Net Investment Income (Loss)	585	13,708	66,029
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		–	–	88,081
Investment transactions in affiliated Funds		(4)	16,588	–
Capital gain distribution received from affiliated Funds		178	3,671	–
Net change in unrealized appreciation/depreciation of:
Investments		–	–	(58,776)
Investments in affiliated Funds		(1,014)	(37,359)	–
Net Realized and Unrealized Gain (Loss) on Investments		(840)	(17,100)	29,305
Net Increase (Decrease) in Net Assets Resulting from Operations$		(255)	$(3,392)	$95,334

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

	SAM Balanced		SAM Conservative	SAM Conservative
Amounts in thousands		Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$136,404	$55,153	$87,273
Dividends		43	10	33
	Total Income	136,447	55,163	87,306
Expenses:
Management and investment advisory fees		13,053	4,827	8,746
Distribution fees - Class A		5,219	1,297	3,854
Distribution fees - Class C		7,140	2,485	5,240
Distribution fees - Class J		1,651	951	869
Distribution fees - R-1		11	9	7
Distribution fees - R-2		12	2	6
Distribution fees - R-3		77	30	54
Distribution fees - R-4		29	22	14
Administrative service fees - R-1		9	8	6
Administrative service fees - R-2		8	1	4
Administrative service fees - R-3		21	8	15
Administrative service fees - R-4		9	7	4
Administrative service fees - R-5		5	2	3
Registration fees - Class A		43	33	37
Registration fees - Class C		31	24	25
Registration fees - Class J		37	33	30
Registration fees - Institutional		31	42	29
Service fees - R-1		8	7	5
Service fees - R-2		9	1	5
Service fees - R-3		77	30	54
Service fees - R-4		72	55	34
Service fees - R-5		120	56	82
Shareholder meeting expense - Class A		4	1	3
Shareholder reports - Class A		171	38	133
Shareholder reports - Class C		53	17	41
Shareholder reports - Class J		88	43	49
Shareholder reports - Institutional		3	2	3
Transfer agent fees - Class A		1,515	410	1,158
Transfer agent fees - Class C		514	180	379
Transfer agent fees - Class J		303	165	200
Transfer agent fees - Institutional		39	16	24
Chief compliance officer fees		6	2	4
Directors' expenses		90	35	60
Professional fees		23	20	21
Other expenses		37	15	25
	Total Gross Expenses	30,518	10,874	21,223
Less: Reimbursement from Manager - Class A		–	10	–
Less: Reimbursement from Manager - Institutional		–	47	–
Less: Reimbursement from Manager - R-3		–	1	–
Less: Reimbursement from Manager - R-4		–	1	–
Less: Reimbursement from Manager - R-5		–	1	–
Less: Reimbursement from Distributor - Class J		330	190	174
	Total Net Expenses	30,188	10,624	21,049
	Net Investment Income (Loss)	106,259	44,539	66,257
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		271,506	64,477	271,571
Capital gain distribution received from affiliated Funds		81,545	21,275	75,607
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		(450,593)	(137,727)	(401,039)
Net Realized and Unrealized Gain (Loss) on Investments		(97,542)	(51,975)	(53,861)
Net Increase (Decrease) in Net Assets Resulting from Operations$		8,717	$(7,436)	$12,396

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	SAM Flexible Income		SAM Strategic Growth	Short-Term Income
Amounts in thousands		Portfolio	Portfolio	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$91,010	$54,041	$761
Dividends		25	20	538
Interest		–	–	115,655
	Total Income	91,035	54,061	116,954
Expenses:
Management and investment advisory fees		7,363	5,398	17,959
Distribution fees - Class A		2,410	2,566	446
Distribution fees - Class C		3,491	3,186	700
Distribution fees - Class J		1,714	468	193
Distribution fees - R-1		5	4	2
Distribution fees - R-2		2	7	7
Distribution fees - R-3		14	29	35
Distribution fees - R-4		6	15	9
Administrative service fees - R-1		4	3	2
Administrative service fees - R-2		1	5	4
Administrative service fees - R-3		4	8	10
Administrative service fees - R-4		2	5	3
Administrative service fees - R-5		2	2	1
Registration fees - Class A		56	29	30
Registration fees - Class C		29	21	19
Registration fees - Class J		28	25	17
Registration fees - Class T		N/A	N/A	16
Registration fees - Institutional		23	23	51
Service fees - R-1		4	3	1
Service fees - R-2		2	6	6
Service fees - R-3		14	29	35
Service fees - R-4		14	38	24
Service fees - R-5		35	42	24
Shareholder meeting expense - Class A		3	2	N/A
Shareholder reports - Class A		55	107	30
Shareholder reports - Class C		26	30	10
Shareholder reports - Class J		66	19	30
Shareholder reports - Institutional		3	2	16
Transfer agent fees - Class A		638	901	267
Transfer agent fees - Class C		258	268	82
Transfer agent fees - Class J		255	132	112
Transfer agent fees - Class T		N/A	N/A	7
Transfer agent fees - Institutional		41	23	560
Chief compliance officer fees		3	2	5
Custodian fees		–	–	10
Directors' expenses		52	38	84
Professional fees		21	19	38
Other expenses		22	16	35
	Total Gross Expenses	16,666	13,471	20,880
Less: Reimbursement from Manager - Class T		N/A	N/A	24
Less: Reimbursement from Manager - Institutional		8	11	–
Less: Reimbursement from Distributor - Class J		343	93	39
	Total Net Expenses	16,315	13,367	20,817
	Net Investment Income (Loss)	74,720	40,694	96,137
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		–	–	(26,939)
Investment transactions in affiliated Funds		87,210	250,832	–
Capital gain distribution received from affiliated Funds		22,090	51,371	–
Net change in unrealized appreciation/depreciation of:
Investments		–	–	(46,143)
Investments in affiliated Funds		(190,908)	(354,289)	–
Net Realized and Unrealized Gain (Loss) on Investments		(81,608)	(52,086)	(73,082)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(6,888)	$(11,392)	$23,055

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2018

			SmallCap Growth	SmallCap S&P 600
Amounts in thousands		SmallCap Fund	Fund I	Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$149	$1,039	$381
Dividends		8,101	7,316	17,161
Withholding tax		–	(26)	(2)
Interest		–	59	14
	Total Income	8,250	8,388	17,554
Expenses:
Management and investment advisory fees		4,983	18,832	2,036
Distribution fees - Class A		591	N/A	N/A
Distribution fees - Class C		347	N/A	N/A
Distribution fees - Class J		316	98	288
Distribution fees - R-1		10	8	48
Distribution fees - R-2		30	12	46
Distribution fees - R-3		34	40	292
Distribution fees - R-4		17	13	86
Administrative service fees - R-1		8	7	38
Administrative service fees - R-2		20	8	30
Administrative service fees - R-3		10	11	82
Administrative service fees - R-4		5	4	26
Administrative service fees - R-5		2	4	20
Registration fees - Class A		18	N/A	N/A
Registration fees - Class C		18	N/A	N/A
Registration fees - Class J		15	17	16
Registration fees - Institutional		16	26	42
Registration fees - R-6		15	58	18
Service fees - R-1		7	6	34
Service fees - R-2		25	10	38
Service fees - R-3		34	40	292
Service fees - R-4		42	32	214
Service fees - R-5		57	104	491
Shareholder reports - Class A		51	N/A	N/A
Shareholder reports - Class C		7	N/A	N/A
Shareholder reports - Class J		64	18	44
Shareholder reports - Institutional		9	–	8
Shareholder reports - R-6		–	–	1
Transfer agent fees - Class A		350	N/A	N/A
Transfer agent fees - Class C		53	N/A	N/A
Transfer agent fees - Class J		235	83	189
Transfer agent fees - Institutional		66	83	174
Chief compliance officer fees		1	2	2
Custodian fees		4	46	16
Directors' expenses		16	38	27
Professional fees		13	15	23
Other expenses		8	14	24
	Total Gross Expenses	7,497	19,629	4,645
Less: Reimbursement from Manager		–	1,611	–
Less: Reimbursement from Manager - Institutional		42	60	–
Less: Reimbursement from Manager - R-6		10	5	–
Less: Reimbursement from Distributor - Class J		63	20	58
	Total Net Expenses	7,382	17,933	4,587
	Net Investment Income (Loss)	868	(9,545)	12,967
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		87,791	266,506	152,452
Futures contracts		–	14,749	(834)
Net change in unrealized appreciation/depreciation of:
Investments		(81,274)	(133,015)	(99,634)
Futures contracts		–	(4,480)	(1,273)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		6,517	143,760	50,711
Net Increase (Decrease) in Net Assets Resulting from Operations$		7,385	$134,215	$63,678

See accompanying notes.

Statement of Operations Principal Funds, Inc. Year Ended October 31, 2018

	SmallCap Value Fund		Tax-Exempt Bond
Amounts in thousands		II	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$566	$–
Dividends		17,314	–
Withholding tax		(8)	–
Interest		28	16,748
	Total Income	17,900	16,748
Expenses:
Management and investment advisory fees		11,808	1,596
Distribution fees - Class A		19	691
Distribution fees - Class C		N/A	264
Distribution fees - Class J		28	N/A
Distribution fees - R-1		4	N/A
Distribution fees - R-2		10	N/A
Distribution fees - R-3		28	N/A
Distribution fees - R-4		6	N/A
Administrative service fees - R-1		3	N/A
Administrative service fees - R-2		6	N/A
Administrative service fees - R-3		8	N/A
Administrative service fees - R-4		2	N/A
Administrative service fees - R-5		3	N/A
Registration fees - Class A		15	30
Registration fees - Class C		N/A	22
Registration fees - Class J		14	N/A
Registration fees - Institutional		24	25
Registration fees - R-6		24	N/A
Service fees - R-1		3	N/A
Service fees - R-2		8	N/A
Service fees - R-3		27	N/A
Service fees - R-4		16	N/A
Service fees - R-5		71	N/A
Shareholder reports - Class A		2	11
Shareholder reports - Class C		N/A	2
Shareholder reports - Class J		5	N/A
Shareholder reports - Institutional		–	3
Shareholder reports - R-6		4	N/A
Transfer agent fees - Class A		24	140
Transfer agent fees - Class C		N/A	28
Transfer agent fees - Class J		33	N/A
Transfer agent fees - Institutional		107	36
Chief compliance officer fees		1	–
Custodian fees		61	–
Directors' expenses		24	9
Interest expense and fees		–	270
Professional fees		25	32
Other expenses		15	5
	Total Gross Expenses	12,428	3,164
Less: Reimbursement from Manager		459	–
Less: Reimbursement from Manager - Class A		23	–
Less: Reimbursement from Manager - Class C		N/A	16
Less: Reimbursement from Manager - Institutional		64	35
Less: Reimbursement from Distributor - Class J		6	N/A
	Total Net Expenses	11,876	3,113
	Net Investment Income (Loss)	6,024	13,635
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		178,953	(2,506)
Futures contracts		6,484	–
Net change in unrealized appreciation/depreciation of:
Investments		(215,366)	(13,427)
Futures contracts		(2,055)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		(31,984)	(15,933)
	Net Increase (Decrease) in Net Assets Resulting from Operations$	(25,960)	$(2,298)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands			California Municipal Fund
	Year Ended				Year Ended
	October 31, 2018				October 31, 2017
Operations
Net investment income (loss)			$14,308				$14,143
Net realized gain (loss) on investments .			(3,470)				(3,727)
Net change in unrealized appreciation/depreciation of investments			(15,591)				(5,194)
Net Increase (Decrease) in Net Assets Resulting from Operations			(4,753)				5,222

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(13,090)				(13,050)
	Total Dividends and Distributions		(13,090)				(13,050)

Capital Share Transactions
Net increase (decrease) in capital share transactions			8,798				(32,462)
	Total Increase (Decrease) in Net Assets		(9,045)				(40,290)

Net Assets(c)
Beginning of period			422,160				462,450
End of period .			$413,115				$422,160

	Class A		Class C Class P(a) Institutional
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$85,275		$7,518		N/A $		64,156
Reinvested	8,359		744		N/A		2,357
Redeemed	(89,935)		(12,686)		N/A		(56,990)
Net Increase (Decrease)	$3,699		$(4,424)		N/A $		9,523
Shares:
Sold	8,208		725		N/A		6,179
Reinvested	808		72		N/A		227
Redeemed	(8,668)		(1,222)		N/A		(5,505)
Net Increase (Decrease)	348		(425)		N/A		901
Year Ended October 31, 2017
Dollars:
Sold	$97,381		$7,451		$23,651		$98,254
Reinvested	8,680		892		731		901
Redeemed	(142,853)		(16,704)		(96,861)		(13,985)
Net Increase (Decrease)	$(36,792	) $	(8,361	) $	(72,479	) $	85,170
Shares:
Sold	9,373		713		2,295		9,314
Reinvested	835		86		71		86
Redeemed	(13,787)		(1,611)		(9,278)		(1,333)
Net Increase (Decrease)	(3,579)		(812)		(6,912)		8,067

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(9,089	) $	(839)		N/A $		(3,162)
Total Dividends and Distributions	$(9,089	) $	(839)		N/A $		(3,162)
Year Ended October 31, 2017
From net investment income	$(9,544	) $	(1,004	) $	(1,320	) $	(1,182)
From net realized gain on investments	–		–		–		–
Total Dividends and Distributions	$(9,544	) $	(1,004	) $	(1,320	) $	(1,182)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $13,050 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,783.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											Core Plus Bond Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$103,854				$108,070
Net realized gain (loss) on investments , Foreign currencies, Futures and Swap agreements											(40,293)				4,683
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Swap agreements and
Translation of assets & liabilities in foreign currencies											(144,026)				(29,469)
	Net Increase (Decrease) in Net Assets Resulting from Operations										(80,465)				83,284

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(111,339)				(109,280)
					Total Dividends and Distributions						(111,339)				(109,280)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(157,162)				(419,269)
					Total Increase (Decrease) in Net Assets						(348,966)				(445,265)

Net Assets(b)
Beginning of period											3,570,388				4,015,653
End of period .											$3,221,422				$3,570,388

	Class A		Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$5,163		$821		$5,668	$ 537,028	$1,136		$732		$3,276		$4,166		$7,125
Reinvested	2,426		157		4,251	101,620	117		129		532		398		1,537
Redeemed	(15,171)		(2,603)		(18,269)	(759,454)	(1,637)		(3,062)		(7,343)		(8,975)		(16,930)
Net Increase (Decrease)	$(7,582	) $	(1,625	) $	(8,350)	$ (120,806)	$(384	) $	(2,201	) $	(3,535	) $	(4,411	) $	(8,268)
Shares:
Sold	480		77		524	50,618	106		69		308		385		667
Reinvested	228		15		396	9,536	11		12		50		37		145
Redeemed	(1,420)		(245)		(1,696)	(70,817)	(153)		(287)		(689)		(830)		(1,585)
Net Increase (Decrease)	(712)		(153)		(776)	(10,663)	(36)		(206)		(331)		(408)		(773)
Year Ended October 31, 2017
Dollars:
Sold	$8,744		$1,264		$9,284	$ 346,505	$1,049		$1,300		$4,318		$5,012		$12,083
Reinvested	2,250		138		3,882	100,035	106		182		535		444		1,556
Redeemed	(15,504)		(1,983)		(21,617) (833,666)		(1,509)		(5,387)		(10,096)		(11,084)		(17,110)
Net Increase (Decrease)	$(4,510	) $	(581	) $	(8,451) $ (387,126) $		(354	) $	(3,905	) $	(5,243	) $	(5,628	) $	(3,471)
Shares:
Sold	802		116		847	31,833	96		120		399		454		1,116
Reinvested	206		13		353	9,177	10		17		49		40		143
Redeemed	(1,423)		(183)		(1,973)	(76,555)	(139)		(500)		(936)		(1,007)		(1,578)
Net Increase (Decrease)	(415)		(54)		(773)	(35,545)	(33)		(363)		(488)		(513)		(319)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(2,550	) $	(166	) $	(4,284) $ (101,621) $		(117	) $	(131	) $	(533	) $	(399	) $	(1,538)
Total Dividends and Distributions	$(2,550	) $	(166	) $	(4,284) $ (101,621) $		(117	) $	(131	) $	(533	) $	(399	) $	(1,538)
Year Ended October 31, 2017
From net investment income	$(2,368	) $	(149	) $	(3,905) $ (100,035) $		(106	) $	(182	) $	(535	) $	(444	) $	(1,556)
From net realized gain on investments	–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(2,368	) $	(149	) $	(3,905) $ (100,035) $		(106	) $	(182	) $	(535	) $	(444	) $	(1,556)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $109,280 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,031.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											Diversified International Fund
											Year Ended				Year Ended
											October 31, 2018				October 31, 2017
Operations
Net investment income (loss)													$232,314				$133,787
Net realized gain (loss) on investments and Foreign currencies													545,332				223,354
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies													(2,091,430)				1,867,353
			Net Increase (Decrease) in Net Assets Resulting from Operations										(1,313,784)				2,224,494

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments													(217,968)				(131,799)
							Total Dividends and Distributions						(217,968)				(131,799)

Capital Share Transactions
Net increase (decrease) in capital share transactions													323,553				2,016,797
							Total Increase (Decrease) in Net Assets						(1,208,199)				4,109,492

Net Assets(c)
Beginning of period													12,101,557				7,992,065
End of period .													$10,893,358		$12,101,557

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$22,242		$4,460		$9,991		N/A	$ 1,673,945	$901		$944		$2,294		$7,994		$8,818
Reinvested	3,063		111		2,918		N/A	209,591	44		69		310		581		870
Redeemed	(34,515)		(3,681)		(28,201)		N/A	(1,507,800)	(1,351)		(3,411)		(11,415)		(19,008)		(16,211)
Net Increase (Decrease)	$(9,210	) $	890		$(15,292)		N/A $	375,736	$(406	) $	(2,398	) $	(8,811	) $	(10,433	) $	(6,523)
Shares:
Sold	1,607		318		723		N/A	121,127	66		67		167		572		630
Reinvested	219		8		212		N/A	15,111	3		5		22		41		62
Redeemed	(2,510)		(268)		(2,070)		N/A	(110,767)	(98)		(245)		(829)		(1,353)		(1,159)
Net Increase (Decrease)	(684)		58		(1,135)		N/A	25,471	(29)		(173)		(640)		(740)		(467)
Year Ended October 31, 2017
Dollars:
Sold	$22,776		$3,182		$12,237		$3,814	$ 3,138,927	$617		$1,581		$3,162		$8,174		$10,599
Reinvested	2,145		41		2,137		102	125,430	30		47		271		436		860
Redeemed	(39,036)		(3,442)		(22,460)		(11,566) (1,193,749)		(1,213)		(1,715)		(9,521)		(11,377)		(25,692)
Net Increase (Decrease)	$(14,115	) $	(219	) $	(8,086	) $	(7,650) $ 2,070,608 $		(566	) $	(87	) $	(6,088	) $	(2,767	) $	(14,233)
Shares:
Sold	1,800		255		989		332	254,309	50		132		255		665		863
Reinvested	195		4		197		9	11,476	3		4		25		39		78
Redeemed	(3,161)		(282)		(1,874)		(923)	(98,322)	(101)		(143)		(797)		(939)		(2,042)
Net Increase (Decrease)	(1,166)		(23)		(688)		(582)	167,463	(48)		(7)		(517)		(235)		(1,101)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(3,447	) $	(115	) $	(2,920)		N/A $ (209,607) $		(44	) $	(74	) $	(310	) $	(581	) $	(870)
Total Dividends and
Distributions	$(3,447	) $	(115	) $	(2,920)		N/A $ (209,607) $		(44	) $	(74	) $	(310	) $	(581	) $	(870)
Year Ended October 31, 2017
From net investment income	$(2,437	) $	(42	) $	(2,139	) $	(106) $ (125,430) $		(30	) $	(48	) $	(271	) $	(436	) $	(860)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and
Distributions	$(2,437	) $	(42	) $	(2,139	) $	(106) $ (125,430) $		(30	) $	(48	) $	(271	) $	(436	) $	(860)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $131,799 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $102,258.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands														Equity Income Fund
												Year Ended				Year Ended
												October 31, 2018				October 31, 2017
Operations
Net investment income (loss)														$157,955				$130,298
Net realized gain (loss) on investments .														347,545				334,023
Net change in unrealized appreciation/depreciation of investments														(173,363)				758,802
			Net Increase (Decrease) in Net Assets Resulting from Operations											332,137				1,223,123

Dividends and Distributions to Shareholders(c)
From net investment income and net realized gain on investments														(461,806)				(219,449)
						Total Dividends and Distributions								(461,806)				(219,449)

Capital Share Transactions
Net increase (decrease) in capital share transactions														575,190				166,278
						Total Increase (Decrease) in Net Assets								445,521				1,169,952

Net Assets(d)
Beginning of period														6,559,885				5,389,933
End of period .														$7,005,406				$6,559,885

	Class A		Class C		Class J	Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018(b)
Dollars:
Sold	$75,745		$21,324		$379	N/A $ 1,050,036 $				365		$1,079		$5,537		$4,596		$9,398
Issued in acquisitions	181,444		6,157		63,092	N/A		14,639		1,010		1,556		2,368		1,070		3,012
Reinvested	60,728		10,661		–	N/A		371,170		155		177		2,947		2,696		8,400
Redeemed	(167,906)		(45,157)		(481)	N/A (1,042,113)				(1,121)		(1,895)		(19,561)		(16,894)		(29,423)
Net Increase (Decrease)	$150,011		$(7,015	) $	62,990	N/A $		393,732		$409		$917		$(8,709	) $	(8,532	) $	(8,613)
Shares:
Sold	2,378		686		12	N/A		33,020		12		34		172		146		297
Issued in acquisitions	5,790		202		2,011	N/A		466		32		50		76		34		96
Reinvested	1,927		348		–	N/A		11,758		5		5		94		86		267
Redeemed	(5,298)		(1,460)		(16)	N/A		(32,878)		(36)		(59)		(617)		(525)		(922)
Net Increase (Decrease)	4,797		(224)		2,007	N/A		12,366		13		30		(275)		(259)		(262)
Year Ended October 31, 2017
Dollars:
Sold	$83,585		$22,941		N/A $	44,594		$ 1,282,487		$591		$854		$4,842		$6,602		$23,806
Reinvested	30,776		4,818		N/A	4,334		169,598		67		102		1,843		1,619		3,799
Redeemed	(199,199)		(50,892)		N/A	(196,737)		(1,007,700)		(478)		(2,337)		(23,743)		(20,693)		(19,201)
Net Increase (Decrease)	$(84,838	) $	(23,133)		N/A $ (147,809) $			444,385		$180		$(1,381	) $	(17,058	) $	(12,472	) $	8,404
Shares:
Sold	2,869		813		N/A	1,558		43,933		22		30		169		231		806
Reinvested	1,077		174		N/A	153		5,916		2		4		65		57		132
Redeemed	(6,830)		(1,780)		N/A	(6,647)		(34,562)		(17)		(81)		(824)		(707)		(651)
Net Increase (Decrease)	(2,884)		(793)		N/A	(4,936)		15,287		7		(47)		(590)		(419)		287

Distributions:
Year Ended October 31, 2018(b)
From net investment income and
net realized gain on investments. $	(63,230	) $	(11,279	) $	–	N/A $ (372,825) $				(155	) $	(270	) $	(2,951	) $	(2,696	) $	(8,400)
Total Dividends and
Distributions	$(63,230	) $	(11,279	) $	–	N/A $ (372,825) $				(155	) $	(270	) $	(2,951	) $	(2,696	) $	(8,400)
Year Ended October 31, 2017
From net investment income	$(14,797	) $	(1,743)		N/A $	(2,209	) $	(87,941	) $	(26	) $	(56	) $	(760	) $	(693	) $	(1,894)
From net realized gain on
investments	(17,193)		(3,625)		N/A	(2,681)		(81,784)		(41)		(92)		(1,083)		(926)		(1,905)
Total Dividends and
Distributions	$(31,990	) $	(5,368)		N/A $	(4,890) $ (169,725) $				(67	) $	(148	) $	(1,843	) $	(1,619	) $	(3,799)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from October 9, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(c)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $110,119 from net investment income and $109,330 from net realized gain on investments.
(d)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $46,235.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Finisterre Unconstrained Emerging
Amounts in thousands	Markets Bond Fund
Year Ended			Year Ended
October 31, 2018			October 31, 2017
Operations
Net investment income (loss)	$1,053				$1,083
Net realized gain (loss) on investments , Foreign currencies, Futures and Swap agreements	(348)				868
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Swap agreements and
Translation of assets & liabilities in foreign currencies	(991)				285
Net Increase (Decrease) in Net Assets Resulting from Operations	(286)				2,236

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments	(1,559)				(1,435)
Total Dividends and Distributions	(1,559)				(1,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions	4,634				820
Total Increase (Decrease) in Net Assets	2,789				1,621

Net Assets(c)
Beginning of period	27,005				25,384
End of period .	$29,794				$27,005

	Class A Class P(a) Institutional
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$1,503		N/A $		3,434
Reinvested	38		N/A		1,518
Redeemed	(387)		N/A		(1,472)
Net Increase (Decrease)	$1,154		N/A $		3,480
Shares:
Sold	149		N/A		339
Reinvested	4		N/A		150
Redeemed	(39)		N/A		(146)
Net Increase (Decrease)	114		N/A		343
Year Ended October 31, 2017
Dollars:
Sold	$447		$145		$550
Reinvested	6		–		7
Redeemed	(76)		(247)		(12)
Net Increase (Decrease)	$377		$(102	) $	545
Shares:
Sold	43		14		53
Reinvested	1		–		1
Redeemed	(7)		(24)		(1)
Net Increase (Decrease)	37		(10)		53

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(38)		N/A $		(1,521)
Total Dividends and Distributions	$(38)		N/A $		(1,521)
Year Ended October 31, 2017
From net investment income	$(11	) $	(3	) $	(1,155)
From net realized gain on investments	(1)		(1)		(264)
Total Dividends and Distributions	$(12	) $	(4	) $	(1,419)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $1,169 from net investment income and $266 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $63.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Global Diversified Income Fund
							Year Ended			Year Ended
					October 31, 2018					October 31, 2017
Operations
Net investment income (loss)							$568,538				$583,161
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions, Short sales and Swap
agreements							(175,382)				154,442
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Swap
agreements and Translation of assets & liabilities in foreign currencies							(652,121)				223,728
Net Increase (Decrease) in Net Assets Resulting from Operations							(258,965)				961,331

Dividends and Distributions to Shareholders(e)
From net investment income and net realized gain on investments							(501,972)				(595,621)
From tax return of capital							(20,943)				–
	Total Dividends and Distributions						(522,915)				(595,621)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(3,118,967)				765,559
	Total Increase (Decrease) in Net Assets						(3,900,847)				1,131,269

Net Assets(f)
Beginning of period							12,326,093				11,194,824
End of period .							$8,425,246				$12,326,093

	Class A		Class C		Class P(a)		Class T		Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(b)
Dollars:
Sold	$ 287,074		$ 136,472		N/A $		–		$ 1,447,370		$619,414
Reinvested	69,798		63,628		N/A		–		223,347		107,915
Redeemed	(681,371)		(562,145)		N/A		(10)		(2,114,647)		(2,715,812)
Net Increase (Decrease)	$ (324,499)		$ (362,045)		N/A $		(10	) $	(443,930	) $	(1,988,483)
Shares:
Sold	20,554		9,822		N/A		–		104,285		44,856
Reinvested	5,045		4,628		N/A		–		16,229		7,828
Redeemed	(49,319)		(41,005)		N/A		(1)		(153,925)		(202,249)
Net Increase (Decrease)	(23,720)		(26,555)		N/A		(1)		(33,411)		(149,565)
Year Ended October 31, 2017(c),(d)
Dollars:
Sold	$ 492,934		$ 276,656		$982,619		$25		$ 4,858,626		$2,381,121
Reinvested	90,315		81,966		80,258		–		224,084		41,981
Redeemed	(816,096)		(584,063)		(3,949,525)		(15)		(3,279,723)		(115,604)
Net Increase (Decrease)	$ (232,847)		$ (225,441)		$ (2,886,648)		$10		$ 1,802,987		$2,307,498
Shares:
Sold	35,538		20,057		71,749		2		349,190		170,848
Reinvested	6,550		5,984		5,900		–		16,298		3,000
Redeemed	(58,918)		(42,444)		(284,461)		(1)		(236,182)		(8,229)
Net Increase (Decrease)	(16,830)		(16,403)		(206,812)		1		129,306		165,619

Distributions:
Year Ended October 31, 2018(b)
From net investment income and net realized gain on investments	$(73,401	) $	(71,516)		N/A $		– $		(253,462	) $	(103,593)
From tax return of capital	(3,062)		(2,984)		–		–		(10,575)		(4,322)
Total Dividends and Distributions	$(76,463	) $	(74,500	) $	– $		– $		(264,037	) $	(107,915)
Year Ended October 31, 2017(c),(d)
From net investment income	$ (100,901)		$ (101,542)		$(108,950	) $	– $		(242,247	) $	(41,981)
From net realized gain on investments	–		–		–		–		–		–
Total Dividends and Distributions	$ (100,901)		$ (101,542)		$(108,950	) $	– $		(242,247	) $	(41,981)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Class T shares discontinued operations onAugust 24, 2018.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.
(d)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for R-6 shares.
(e)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $595,621 from net investment income.
(f)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(13,827).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									Global Real Estate Securities Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$60,155				$26,691
Net realized gain (loss) on investments and Foreign currencies											48,544				141,949
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies											(72,130)				(41,704)
Net Increase (Decrease) in Net Assets Resulting from Operations											36,569				126,936

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments											(120,361)				(62,965)
			Total Dividends and Distributions								(120,361)				(62,965)

Capital Share Transactions
Net increase (decrease) in capital share transactions											786,923				(830,100)
			Total Increase (Decrease) in Net Assets								703,131				(766,129)

Net Assets(c)
Beginning of period											2,341,338				3,107,467
End of period .											$3,044,469				$2,341,338

	Class A		Class C		Class P(a)		Institutional		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$54,600		$4,738		N/A		$ 1,025,220		$207		$9	$	– $		312,152
Reinvested	3,976		1,408		N/A		79,252		9		2		1		25,632
Redeemed	(89,566)		(10,986)		N/A		(555,167)		(42)		(1)		–		(64,521)
Net Increase (Decrease)	$(30,990	) $	(4,840)		N/A $		549,305		$174		$10		$1		$ 273,263
Shares:
Sold	6,112		553		N/A		108,297		23		1		–		32,329
Reinvested	448		164		N/A		8,323		1		–		–		2,691
Redeemed	(9,996)		(1,283)		N/A		(58,679)		(5)		–		–		(6,756)
Net Increase (Decrease)	(3,436)		(566)		N/A		57,941		19		1		–		28,264
Year Ended October 31, 2017
Dollars:
Sold	$46,294		$3,498		$84,390		$ 1,347,534		$190		$32	$	– $		486,941
Reinvested	3,871		1,078		6,355		43,357		1		1		–		1,070
Redeemed	(87,581)		(20,970)		(371,356)		(2,361,065)		(31)		(2)		–		(13,707)
Net Increase (Decrease)	$(37,416	) $	(16,394)		$ (280,611)		$ (970,174)		$160		$31	$	– $		474,304
Shares:
Sold	5,498		428		9,564		145,824		21		3		–		52,490
Reinvested	482		140		742		5,026		–		–		–		113
Redeemed	(10,521)		(2,592)		(40,581)		(267,243)		(3)		–		–		(1,469)
Net Increase (Decrease)	(4,541)		(2,024)		(30,275)		(116,393)		18		3		–		51,134

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(4,678	) $	(1,463)		N/A $		(88,466	) $	(9	) $	(2	) $	(1	) $	(25,742)
Total Dividends and Distributions	$(4,678	) $	(1,463)		N/A $		(88,466	) $	(9	) $	(2	) $	(1	) $	(25,742)
Year Ended October 31, 2017
From net investment income	$(3,960	) $	(997	) $	(7,042	) $	(44,056	) $	(1	) $	(1	) $	– $		(1,074)
From net realized gain on investments	(464)		(145)		(759)		(4,463)		–		–		–		(3)
Total Dividends and Distributions	$(4,424	) $	(1,142	) $	(7,801	) $	(48,519	) $	(1	) $	(1	) $	– $		(1,077)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $57,131 from net investment income and $5,834 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,433.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													Government & High Quality Bond Fund
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$33,694				$45,990
Net realized gain (loss) on investments .															(40,571)				(5,621)
Net change in unrealized appreciation/depreciation of investments															(21,277)				(45,883)
			Net Increase (Decrease) in Net Assets Resulting from Operations												(28,154)				(5,514)

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(42,502)				(55,320)
							Total Dividends and Distributions								(42,502)				(55,320)

Capital Share Transactions
Net increase (decrease) in capital share transactions															805				58,770
							Total Increase (Decrease) in Net Assets								(69,851)				(2,064)

Net Assets(c)
Beginning of period															1,541,150				1,543,214
End of period .															$1,471,299				$1,541,150

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$21,286		$2,501		$8,314		N/A		$ 180,591		$693		$2,038		$2,727		$4,955		$7,813
Reinvested	6,316		756		2,791		N/A		30,487		51		43		281		353		546
Redeemed	(60,974)		(14,235)		(23,076)		N/A		(142,060)		(662)		(10,590)		(4,519)		(10,621)		(5,000)
Net Increase (Decrease)	$(33,372	) $	(10,978	) $	(11,971)		N/A $		69,018		$82		$(8,509	) $	(1,511	) $	(5,313	) $	3,359
Shares:
Sold	2,096		245		815		N/A		17,746		68		199		267		487		767
Reinvested	622		75		274		N/A		3,001		5		4		28		35		54
Redeemed	(6,009)		(1,402)		(2,263)		N/A		(14,005)		(65)		(1,032)		(442)		(1,044)		(491)
Net Increase (Decrease)	(3,291)		(1,082)		(1,174)		N/A		6,742		8		(829)		(147)		(522)		330
Year Ended October 31, 2017
Dollars:
Sold	$36,687		$7,163		$10,597		$7,734		$ 234,171		$516		$5,901		$5,538		$6,187		$3,758
Reinvested	9,705		1,409		4,303		423		36,349		70		101		426		531		771
Redeemed	(73,419)		(19,935)		(31,869)		(41,603)		(116,223)		(908)		(6,795)		(7,755)		(4,734)		(10,329)
Net Increase (Decrease)	$(27,027	) $	(11,363	) $	(16,969	) $	(33,446)		$ 154,297		$(322	) $	(793	) $	(1,791	) $	1,984		$(5,800)
Shares:
Sold	3,474		680		1,002		729		22,198		49		558		525		584		356
Reinvested	923		134		408		40		3,454		7		10		40		50		73
Redeemed	(6,972)		(1,895)		(3,020)		(3,928)		(11,038)		(86)		(645)		(733)		(448)		(980)
Net Increase (Decrease)	(2,575)		(1,081)		(1,610)		(3,159)		14,614		(30)		(77)		(168)		186		(551)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(6,597	) $	(781	) $	(2,814)		N/A $		(30,903	) $	(51	) $	(175	) $	(282	) $	(353	) $	(546)
Total Dividends and
Distributions	$(6,597	) $	(781	) $	(2,814)		N/A $		(30,903	) $	(51	) $	(175	) $	(282	) $	(353	) $	(546)
Year Ended October 31, 2017
From net investment income	$(10,153	) $	(1,456	) $	(4,352	) $	(535	) $	(36,578	) $	(70	) $	(445	) $	(428	) $	(531	) $	(772)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and
Distributions	$(10,153	) $	(1,456	) $	(4,352	) $	(535	) $	(36,578	) $	(70	) $	(445	) $	(428	) $	(531	) $	(772)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $55,320 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(5,805).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Government Money Market Fund
		Period Ended
	October 31, 2018(a)
Operations
Net investment income (loss)		$45,657
Net realized gain (loss) on investments .		(25)
Net change in unrealized appreciation/depreciation of investments		–
	Net Increase (Decrease) in Net Assets Resulting from Operations	45,632

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(45,632)
	Total Dividends and Distributions	(45,632)

Capital Share Transactions
Net increase (decrease) in capital share transactions		3,285,396
	Total Increase (Decrease) in Net Assets	3,285,396

Net Assets[?]
Beginning of period		–
End of period .		$3,285,396

		Institutional
Capital Share Transactions:
Period Ended October 31, 2018(a)
Dollars:
Sold		$16,400,739
Redeemed		(13,115,343)
Net Increase (Decrease)		$3,285,396
Shares:
Sold		16,400,739
Redeemed		(13,115,343)
Net Increase (Decrease)		3,285,396

Distributions:
Period Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$(45,632)
Total Dividends and Distributions		$(45,632)

(a)	Period from December 20, 2017, date operations commenced, through October 31, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							High Yield Fund
					Year Ended			Year Ended
					October 31, 2018			October 31, 2017
Operations
Net investment income (loss)							$182,598			$186,764
Net realized gain (loss) on investments and Foreign currencies							19,686			28,675
Net change in unrealized appreciation/depreciation of investments, Foreign currencies and Translation of assets & liabilities in
foreign currencies							(211,806)			116,735
Net Increase (Decrease) in Net Assets Resulting from Operations							(9,522)			332,174

Dividends and Distributions to Shareholders(e)
From net investment income and net realized gain on investments							(189,083)			(183,860)
	Total Dividends and Distributions						(189,083)			(183,860)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(402,708)			(104,301)
	Total Increase (Decrease) in Net Assets						(601,313)			44,013

Net Assets(f)
Beginning of period							3,604,573			3,560,560
End of period .							$3,003,260			$3,604,573

	Class A		Class C		Class P(a)		Class T	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(b)
Dollars:
Sold	$ 237,771 $		11,650		N/A $		– $	709,536		$81,784
Reinvested	36,333		13,287		N/A		–	101,213		26,998
Redeemed	(473,058)		(87,011)		N/A		(10) (977,770)			(83,431)
Net Increase (Decrease)	$ (198,954) $		(62,074)		N/A $		(10) $ (167,021) $			25,351
Shares:
Sold	32,246		1,562		N/A		–	96,823		11,186
Reinvested	4,953		1,793		N/A		–	13,897		3,710
Redeemed	(64,145)		(11,711)		N/A		(1) (133,898)			(11,459)
Net Increase (Decrease)	(26,946)		(8,356)		N/A		(1)	(23,178)		3,437
Year Ended October 31, 2017(c),(d)
Dollars:
Sold	$ 429,573 $		25,454		$ 205,022		$10	$ 1,439,130		$ 460,386
Reinvested	41,994		13,745		16,361		–	87,611		7,137
Redeemed	(592,150)		(97,586) (768,144)				– (1,349,167)			(23,677)
Net Increase (Decrease)	$ (120,583) $		(58,387) $ (546,761) $				10	$177,574		$ 443,846
Shares:
Sold	58,044		3,403		27,706		1	195,111		62,147
Reinvested	5,652		1,832		2,213		–	11,863		957
Redeemed	(79,947)		(13,031) (103,277)				– (183,280)			(3,186)
Net Increase (Decrease)	(16,251)		(7,796)		(73,358)		1	23,694		59,918

Distributions:
Year Ended October 31, 2018(b)
From net investment income and net realized gain on investments	$(39,571	) $	(14,256)		N/A $		– $ (108,134) $			(27,122)
Total Dividends and Distributions	$(39,571	) $	(14,256)		N/A $		– $ (108,134) $			(27,122)
Year Ended October 31, 2017(c),(d)
From net investment income	$(46,104	) $	(15,492	) $	(20,903	) $	– $	(94,224	) $	(7,137)
From net realized gain on investments	–		–		–		–	–		–
Total Dividends and Distributions	$(46,104	) $	(15,492	) $	(20,903	) $	– $	(94,224	) $	(7,137)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Class T shares discontinued operations onAugust 24, 2018.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.
(d)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(e)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $183,860 from net investment income.
(f)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(3,282).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	High Yield Fund I
	Year Ended	Year Ended
October 31, 2018		October 31, 2017
Operations
Net investment income (loss)	$79,620			$56,975
Net realized gain (loss) on investments and Swap agreements	(8,658)			20,522
Net change in unrealized appreciation/depreciation of investments and Swap agreements	(91,612)			(1,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,650)			75,770

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments	(79,675)			(56,387)
Total Dividends and Distributions	(79,675)			(56,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,698,073			180,080
Total Increase (Decrease) in Net Assets	2,597,748			199,463

Net Assets(b)
Beginning of period	1,163,812			964,349
End of period .	$3,761,560			$1,163,812

		Class A		Institutional
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$3,005		$ 2,894,537
Reinvested		361		79,258
Redeemed		(2,667) (276,421)
Net Increase (Decrease)		$699		$ 2,697,374
Shares:
Sold		307		301,395
Reinvested		37		8,201
Redeemed		(274)		(28,392)
Net Increase (Decrease)		70		281,204
Year Ended October 31, 2017
Dollars:
Sold		$3,127		$ 418,688
Reinvested		274		55,746
Redeemed		(2,891) (294,864)
Net Increase (Decrease)		$510		$ 179,570
Shares:
Sold		317		42,597
Reinvested		27		5,612
Redeemed		(292)		(29,903)
Net Increase (Decrease)		52		18,306

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(362	) $	(79,313)
Total Dividends and Distributions		$(362	) $	(79,313)
Year Ended October 31, 2017
From net investment income		$(276	) $	(56,111)
From net realized gain on investments		–		–
Total Dividends and Distributions		$(276	) $	(56,111)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $56,387 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $636.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands																		Income Fund
																Year Ended				Year Ended
														October 31, 2018						October 31, 2017
Operations
Net investment income (loss)																$103,007						$96,205
Net realized gain (loss) on investments .																		18,243				(6,208)
Net change in unrealized appreciation/depreciation of investments																(145,242)						(9,668)
				Net Increase (Decrease) in Net Assets Resulting from Operations												(23,992)						80,329

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments																(105,983)				(104,840)
										Total Dividends and Distributions						(105,983)				(104,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(207,857)						(22,556)
								Total Increase (Decrease) in Net Assets								(337,832)						(47,067)

Net Assets(c)
Beginning of period																3,249,832				3,296,899
End of period .																$2,912,000				$3,249,832

		Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$47,256		$7,654		$12,707		N/A $		142,846		$1,565		$307		$6,326		$4,900		$7,212		$ 165,731
Reinvested		7,092		1,256		2,873		N/A		13,927		471		47		820		820		1,438		76,428
Redeemed		(72,810)		(16,537)		(22,725)		N/A		(141,936)		(4,262)		(885)		(7,929)		(14,784)		(21,993)		(405,672)
Net Increase (Decrease)	.	$(18,462	) $	(7,627	) $	(7,145)		N/A $		14,837		$ (2,226)		$(531	) $	(783)		$ (9,064)		$(13,343)		$ (163,513)
Shares:
Sold		5,040		811		1,350		N/A		15,194		166		32		672		519		762		17,537
Reinvested		757		133		306		N/A		1,483		50		5		87		87		153		8,143
Redeemed		(7,770)		(1,754)		(2,413)		N/A		(15,121)		(454)		(94)		(840)		(1,572)		(2,344)		(43,376)
Net Increase (Decrease)	.	(1,973)		(810)		(757)		N/A		1,556		(238)		(57)		(81)		(966)		(1,429)		(17,696)
Year Ended October 31, 2017
Dollars:
Sold		$49,094		$11,274		$17,305		$17,916		$291,472		$3,856		$718		$ 6,483		$ 6,557		$9,183		$ 2,331,040
Reinvested		7,155		1,281		2,954		416		57,510		484		55		840		849		1,518		25,841
Redeemed		(72,392)		(16,627)		(23,935)		(42,370)		(2,606,507)		(4,075)		(1,167)		(9,879)		(5,003)		(12,106)		(72,296)
Net Increase (Decrease)	.	$(16,143	) $	(4,072	) $	(3,676	) $	(24,038)		$ (2,257,525)		$265		$(394)		$ (2,556)		$2,403		$(1,405)		$ 2,284,585
Shares:
Sold		5,162		1,179		1,815		1,883		30,513		406		75		678		687		964		243,150
Reinvested		752		134		310		44		6,042		51		6		88		89		159		2,695
Redeemed		(7,626)		(1,738)		(2,514)		(4,423)		(271,840)		(427)		(123)		(1,035)		(524)		(1,268)		(7,552)
Net Increase (Decrease)	.	(1,712)		(425)		(389)		(2,496)		(235,285)		30		(42)		(269)		252		(145)		238,293

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments		$(7,462	) $	(1,306	) $	(2,907)		N/A $		(14,262	) $	(471	) $	(69	) $	(820	) $	(820	) $	(1,438	) $	(76,428)
Total Dividends and
Distributions		$(7,462	) $	(1,306	) $	(2,907)		N/A $		(14,262	) $	(471	) $	(69	) $	(820	) $	(820	) $	(1,438	) $	(76,428)
Year Ended October 31, 2017
From net investment income.$		(7,546	) $	(1,357	) $	(2,989	) $	(581	) $	(62,763	) $	(484	) $	(72	) $	(840	) $	(849	) $	(1,518	) $	(25,841)
From net realized gain on
investments		–		–		–		–		–		–		–		–		–		–		–
Total Dividends and
Distributions		$(7,546	) $	(1,357	) $	(2,989	) $	(581	) $	(62,763	) $	(484	) $	(72	) $	(840	) $	(849	) $	(1,518	) $	(25,841)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $104,840 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(14,423).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													Inflation Protection Fund
											Year Ended				Year Ended
											October 31, 2018				October 31, 2017
Operations
Net investment income (loss)													$39,037				$28,360
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions and Swap agreements													7,219				1,269
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Swap
agreements and Translation of assets & liabilities in foreign currencies													(65,165)				(39,744)
	Net Increase (Decrease) in Net Assets Resulting from Operations												(18,909)				(10,115)

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments													(31,991)				(12,976)
					Total Dividends and Distributions								(31,991)				(12,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions													62,634				(222,835)
					Total Increase (Decrease) in Net Assets								11,734				(245,926)

Net Assets(b)
Beginning of period													1,563,089				1,809,015
End of period .													$1,574,823				$1,563,089

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$2,834		$1,055		$1,183		$ 293,894		$181		$349		$2,137		$645		$1,413
Reinvested	201		51		135		31,288		19		10		112		42		71
Redeemed	(4,325)		(1,298)		(2,237) (260,906)				(192)		(513)		(1,075)		(1,100)		(1,340)
Net Increase (Decrease)	$(1,290	) $	(192	) $	(919	) $	64,276		$8		$(154	) $	1,174		$(413	) $	144
Shares:
Sold	341		134		146		34,697		23		43		263		78		169
Reinvested	24		7		17		3,681		2		1		14		5		8
Redeemed	(519)		(164)		(276)		(30,718)		(24)		(64)		(132)		(134)		(161)
Net Increase (Decrease)	(154)		(23)		(113)		7,660		1		(20)		145		(51)		16
Year Ended October 31, 2017
Dollars:
Sold	$4,055		$806		$1,944		$ 309,365		$500		$302		$1,842		$760		$1,466
Reinvested	99		22		56		12,676		5		3		41		18		26
Redeemed	(6,093)		(1,319)		(2,215) (542,131)				(483)		(148)		(1,548)		(1,026)		(1,858)
Net Increase (Decrease)	$(1,939	) $	(491	) $	(215) $ (220,090) $				22		$157		$335		$(248	) $	(366)
Shares:
Sold	482		100		234		36,192		61		37		222		91		174
Reinvested	12		3		7		1,505		1		–		5		2		3
Redeemed	(723)		(163)		(269)		(63,208)		(60)		(18)		(187)		(123)		(220)
Net Increase (Decrease)	(229)		(60)		(28)		(25,511)		2		19		40		(30)		(43)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(219	) $	(54	) $	(135	) $	(31,325	) $	(19	) $	(14	) $	(112	) $	(42	) $	(71)
Total Dividends and Distributions	$(219	) $	(54	) $	(135	) $	(31,325	) $	(19	) $	(14	) $	(112	) $	(42	) $	(71)
Year Ended October 31, 2017
From net investment income	$(108	) $	(25	) $	(56	) $	(12,693	) $	(5	) $	(4	) $	(41	) $	(18	) $	(26)
From net realized gain on investments	–		–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(108	) $	(25	) $	(56	) $	(12,693	) $	(5	) $	(4	) $	(41	) $	(18	) $	(26)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $12,976 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $23,083.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															International Emerging Markets Fund
															Year Ended				Year Ended
													October 31, 2018						October 31, 2017
Operations
Net investment income (loss)													$				10,150				$9,718
Net realized gain (loss) on investments and Foreign currencies																	73,600				104,991
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies															(236,555)						109,430
			Net Increase (Decrease) in Net Assets Resulting from Operations												(152,805)						224,139

Dividends and Distributions to Shareholders(c)
From net investment income and net realized gain on investments															(11,083)						(11,228)
							Total Dividends and Distributions								(11,083)						(11,228)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(62,904)						(219,907)
							Total Increase (Decrease) in Net Assets								(226,792)						(6,996)

Net Assets(d)
Beginning of period															978,574						985,570
End of period .															$751,782						$978,574

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$22,054		$3,772		$17,606		N/A $		54,526		$514		$707		$2,081		$2,566		$7,266		$ 110,919
Reinvested	894		4		1,349		N/A		1,096		14		23		85		106		191		7,308
Redeemed	(24,129)		(3,391)		(35,797)		N/A		(33,691)		(984)		(2,963)		(5,336)		(6,467)		(9,741)		(173,486)
Net Increase (Decrease)	$(1,181	) $	385		$(16,842)		N/A $		21,931		$(456)		$ (2,233)		$ (3,170)		$ (3,795)		$ (2,284)		$(55,259)
Shares:
Sold	732		130		600		N/A		1,914		17		25		71		86		252		4,056
Reinvested	30		–		48		N/A		37		–		1		3		4		6		249
Redeemed	(828)		(123)		(1,284)		N/A		(1,174)		(34)		(101)		(187)		(229)		(331)		(6,280)
Net Increase (Decrease)	(66)		7		(636)		N/A		777		(17)		(75)		(113)		(139)		(73)		(1,975)
Year Ended October 31, 2017(b)
Dollars:
Sold	$21,898		$2,792		$21,153		$757		$ 103,929		$629		$1,052		$2,574		$4,489		$6,446	$ 549,733
Reinvested	658		–		1,000		16		9,164		11		21		79		84		180		–
Redeemed	(22,857)		(1,655)		(17,262)		(2,480)		(850,306)		(897)		(735)		(4,132)		(3,023)		(11,153)		(32,072)
Net Increase (Decrease)	$(301	) $	1,137		$4,891		$(1,707)		$ (737,213)		$(257	) $	338		$ (1,479)		$1,550		$ (4,527)	$ 517,661
Shares:
Sold	882		117		862		32		4,386		26		42		104		188		259		21,506
Reinvested	31		–		49		1		437		1		1		4		4		8		–
Redeemed	(928)		(69)		(718)		(100)		(34,930)		(38)		(31)		(169)		(127)		(465)		(1,170)
Net Increase (Decrease)	(15)		48		193		(67)		(30,107)		(11)		12		(61)		65		(198)		20,336

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments.$	(906	) $	(4	) $	(1,349)		N/A $		(1,096	) $	(14	) $	(24	) $	(85	) $	(106	) $	(191	) $	(7,308)
Total Dividends and
Distributions	$(906	) $	(4	) $	(1,349)		N/A $		(1,096	) $	(14	) $	(24	) $	(85	) $	(106	) $	(191	) $	(7,308)
Year Ended October 31, 2017(b)
From net investment income	$(668	) $	– $		(1,001	) $	(17	) $	(9,167	) $	(11	) $	(21	) $	(79	) $	(84	) $	(180	) $	–
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and
Distributions	$(668	) $	– $		(1,001	) $	(17	) $	(9,167	) $	(11	) $	(21	) $	(79	) $	(84	) $	(180	) $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $11,228 from net investment income.
(d)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,952.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													International Fund I
											Year Ended				Year Ended
											October 31, 2018				October 31, 2017
Operations
Net investment income (loss)													$8,533				$4,725
Net realized gain (loss) on investments , Foreign currencies and Futures													30,157				28,199
Net change in unrealized appreciation/depreciation of investments, Futures and Translation of assets & liabilities in foreign
currencies													(105,606)				69,421
	Net Increase (Decrease) in Net Assets Resulting from Operations												(66,916)				102,345

Dividends and Distributions to Shareholders(c)
From net investment income and net realized gain on investments													(4,941)				(3,700)
					Total Dividends and Distributions								(4,941)				(3,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions													1,978				(35,354)
					Total Increase (Decrease) in Net Assets								(69,879)				63,291

Net Assets(d)
Beginning of period													451,827				388,536
End of period .													$381,948				$451,827

	Class A		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$5,743		N/A $		112,266		$420		$509		$947		$3,080		$970		$13,092
Reinvested	50		N/A		1,280		9		13		34		31		47		3,475
Redeemed	(3,276)		N/A		(51,818)		(722)		(2,549)		(1,899)		(1,236)		(2,736)		(75,752)
Net Increase (Decrease)	$2,517		N/A $		61,728		$(293	) $	(2,027	) $	(918	) $	1,875		$(1,719	) $	(59,185)
Shares:
Sold	339		N/A		6,559		25		31		56		183		57		758
Reinvested	3		N/A		75		1		1		2		2		3		204
Redeemed	(205)		N/A		(3,200)		(44)		(150)		(113)		(73)		(166)		(4,412)
Net Increase (Decrease)	137		N/A		3,434		(18)		(118)		(55)		112		(106)		(3,450)
Year Ended October 31, 2017(b)
Dollars:
Sold	$2,716		$5,588		$96,663		$389		$1,954		$1,293		$969		$1,882	$ 284,738
Reinvested	18		675		2,925		–		8		25		17		32		–
Redeemed	(1,151)		(81,472) (337,493)				(1,081)		(1,200)		(2,338)		(1,164)		(1,440)		(7,907)
Net Increase (Decrease)	$1,583		$(75,209) $ (237,905) $				(692	) $	762		$(1,020	) $	(178	) $	474	$ 276,831
Shares:
Sold	189		425		6,560		28		135		91		67		139		19,255
Reinvested	1		55		236		–		1		2		1		3		–
Redeemed	(83)		(5,819)		(22,906)		(78)		(83)		(161)		(85)		(103)		(502)
Net Increase (Decrease)	107		(5,339)		(16,110)		(50)		53		(68)		(17)		39		18,753

Distributions:
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(50)		N/A $		(1,280	) $	(9	) $	(15	) $	(34	) $	(31	) $	(47	) $	(3,475)
Total Dividends and Distributions	$(50)		N/A $		(1,280	) $	(9	) $	(15	) $	(34	) $	(31	) $	(47	) $	(3,475)
Year Ended October 31, 2017(b)
From net investment income	$(18	) $	(675	) $	(2,925	) $	– $		(8	) $	(25	) $	(17	) $	(32	) $	–
From net realized gain on investments	–		–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(18	) $	(675	) $	(2,925	) $	– $		(8	) $	(25	) $	(17	) $	(32	) $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $3,700 from net investment income.
(d)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $4,316.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															LargeCap Growth Fund
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$(2,121)				$3,759
Net realized gain (loss) on investments .															290,054				366,773
Net change in unrealized appreciation/depreciation of investments															(226,046)				(3,106)
			Net Increase (Decrease) in Net Assets Resulting from Operations												61,887				367,426

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(159,915)				(245,870)
							Total Dividends and Distributions								(159,915)				(245,870)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(553,746)				(946,811)
							Total Increase (Decrease) in Net Assets								(651,774)				(825,255)

Net Assets(c)
Beginning of period															1,217,012				2,042,267
End of period .															$565,238				$1,217,012

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$21,149		$4,399		$24,099		N/A $		71,630		$863		$596		$2,225		$2,299		$6,356
Reinvested	61,735		2,836		12,970		N/A		70,789		788		240		1,666		1,260		6,412
Redeemed	(45,275)		(4,616)		(17,968)		N/A		(751,475)		(1,812)		(864)		(7,071)		(5,266)		(11,711)
Net Increase (Decrease)	$37,609		$2,619		$19,101		N/A $ (609,056) $				(161	) $	(28	) $	(3,180	) $	(1,707	) $	1,057
Shares:
Sold	2,140		522		2,667		N/A		6,441		94		63		204		215		605
Reinvested	6,829		366		1,557		N/A		7,359		94		28		169		128		660
Redeemed	(4,585)		(547)		(1,988)		N/A		(71,346)		(197)		(93)		(654)		(485)		(1,080)
Net Increase (Decrease)	4,384		341		2,236		N/A		(57,546)		(9)		(2)		(281)		(142)		185
Year Ended October 31, 2017
Dollars:
Sold	$12,747		$1,985		$10,308		$3,377		$50,288		$495		$343		$1,897		$3,267		$6,147
Reinvested	42,690		1,924		8,107		955		181,107		587		215		1,702		1,173		6,519
Redeemed	(48,268)		(4,960)		(11,826)		(13,560) (1,164,903)				(1,290)		(1,279)		(8,045)		(5,052)		(23,461)
Net Increase (Decrease)	$7,169		$(1,051	) $	6,589		$(9,228) $ (933,508) $				(208	) $	(721	) $	(4,446	) $	(612	) $	(10,795)
Shares:
Sold	1,387		247		1,193		363		5,140		57		40		191		322		632
Reinvested	5,212		265		1,060		112		20,995		76		27		193		133		749
Redeemed	(5,314)		(619)		(1,386)		(1,391) (121,693)				(157)		(142)		(831)		(529)		(2,404)
Net Increase (Decrease)	1,285		(107)		867		(916)		(95,558)		(24)		(75)		(447)		(74)		(1,023)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(62,605	) $	(2,951	) $	(12,987)		N/A $		(70,974	) $	(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)
Total Dividends and
Distributions	$(62,605	) $	(2,951	) $	(12,987)		N/A $		(70,974	) $	(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)
Year Ended October 31, 2017
From net investment income	$(353	) $	– $		(187	) $	(27	) $	(7,754	) $	– $		– $		– $		(12	) $	(158)
From net realized gain on
investments	(42,852)		(2,146)		(7,935)		(1,036)		(173,366)		(587)		(233)		(1,702)		(1,161)		(6,361)
Total Dividends and
Distributions	$(43,205	) $	(2,146	) $	(8,122	) $	(1,063) $ (181,120) $				(587	) $	(233	) $	(1,702	) $	(1,173	) $	(6,519)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $8,491 from net investment income and $237,379 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(168).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands																LargeCap Growth Fund I
														Year Ended				Year Ended
														October 31, 2018				October 31, 2017
Operations
Net investment income (loss)																$4,712			$10,765
Net realized gain (loss) on investments , Foreign currencies and Futures																1,058,086			874,497
Net change in unrealized appreciation/depreciation of investments and Futures																(10,189)			1,048,083
				Net Increase (Decrease) in Net Assets Resulting from Operations												1,052,609			1,933,345

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments																(745,957)			(297,517)
								Total Dividends and Distributions								(745,957)			(297,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions																136,987			(882,928)
								Total Increase (Decrease) in Net Assets								443,639			752,900

Net Assets(c)
Beginning of period																7,810,882			7,057,982
End of period .																$8,254,521			$7,810,882

		Class A		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5	R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$22,788		$48,556		N/A $		250,868		$2,175		$2,494		$19,083		$23,476		$33,613	$ 683,030
Reinvested		2,542		16,727		N/A		199,549		732		961		10,590		7,645		28,388	478,109
Redeemed		(10,036)		(29,481)		N/A		(544,088)		(2,344)		(6,414)		(50,589)		(41,605)		(104,086)	(905,696)
Net Increase (Decrease)		$15,294		$35,802		N/A $		(93,671	) $	563		$(2,959	) $	(20,916	) $	(10,484	) $	(42,085)	$ 255,443
Shares:
Sold		1,460		3,693		N/A		16,006		157		189		1,303		1,618		2,200	43,506
Reinvested		172		1,334		N/A		13,275		56		76		773		547		1,963	31,808
Redeemed		(655)		(2,266)		N/A		(34,609)		(173)		(483)		(3,551)		(2,838)		(6,926)	(58,152)
Net Increase (Decrease)		977		2,761		N/A		(5,328)		40		(218)		(1,475)		(673)		(2,763)	17,162
Year Ended October 31, 2017
Dollars:
Sold		$10,876		$19,751		$1,483		$561,391		$1,376		$1,593		$11,707		$12,605		$31,680	$ 5,081,047
Reinvested		640		5,528		54		269,194		301		620		5,313		3,420		11,828	300
Redeemed		(15,351)		(19,997)		(2,873)		(6,147,399)		(2,416)		(6,983)		(42,327)		(22,690)		(67,317)	(586,282)
Net Increase (Decrease)		$(3,835	) $	5,282		$(1,336)		$ (5,316,814)		$(739	) $	(4,770	) $	(25,307	) $	(6,665	) $	(23,809)	$ 4,495,065
Shares:
Sold		851		1,774		113		44,705		121		144		970		1,041		2,485	370,241
Reinvested		56		558		5		22,913		29		61		489		311		1,040	26
Redeemed		(1,191)		(1,842)		(212)		(456,856)		(213)		(636)		(3,473)		(1,849)		(5,337)	(41,820)
Net Increase (Decrease)		(284)		490		(94)		(389,238)		(63)		(431)		(2,014)		(497)		(1,812)	328,447

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments		$(2,554	) $	(16,730)		N/A $		(200,190	) $	(732	) $	(1,019	) $	(10,590	) $	(7,645	) $	(28,388)	$ (478,109)
Total Dividends and
Distributions		$(2,554	) $	(16,730)		N/A $		(200,190	) $	(732	) $	(1,019	) $	(10,590	) $	(7,645	) $	(28,388)	$ (478,109)
Year Ended October 31, 2017
From net investment income.	$	– $		– $		– $		(5,081	) $	– $		– $		– $		– $		– $	(6)
From net realized gain on
investments		(930)		(5,528)		(55)		(264,113)		(301)		(648)		(5,313)		(3,420)		(11,828)	(294)
Total Dividends and
Distributions		$(930	) $	(5,528	) $	(55	) $	(269,194	) $	(301	) $	(648	) $	(5,313	) $	(3,420)		$ (11,828)	$(300)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $5,087 from net investment income and $292,430 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $10,392.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											LargeCap S&P 500 Index Fund
											Year Ended				Year Ended
											October 31, 2018				October 31, 2017
Operations
Net investment income (loss)													$99,090				$92,818
Net realized gain (loss) on investments , Foreign currencies and Futures													300,226				323,818
Net change in unrealized appreciation/depreciation of investments and Futures													(26,802)				680,271
	Net Increase (Decrease) in Net Assets Resulting from Operations												372,514				1,096,907

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments													(377,859)				(158,419)
					Total Dividends and Distributions								(377,859)				(158,419)

Capital Share Transactions
Net increase (decrease) in capital share transactions													37,862				(394,530)
					Total Increase (Decrease) in Net Assets								32,517				543,958

Net Assets(b)
Beginning of period													5,493,765				4,949,807
End of period .													$5,526,282				$5,493,765

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$65,548		$15,212		$64,091		$ 766,423		$3,038		$2,922		$32,476		$33,106		$48,358
Reinvested	22,928		3,346		43,141		253,052		1,116		1,758		13,546		12,541		25,718
Redeemed	(64,223)		(10,136)		(96,503)		(884,979)		(8,113)		(14,991)		(76,985)		(88,574)		(125,954)
Net Increase (Decrease)	$24,253		$8,422		$10,729		$ 134,496		$(3,959	) $	(10,311	) $	(30,963	) $	(42,927	) $	(51,878)
Shares:
Sold	3,615		856		3,557		41,637		168		160		1,768		1,806		2,627
Reinvested	1,291		193		2,452		14,240		63		99		762		704		1,429
Redeemed	(3,537)		(573)		(5,368)		(49,313)		(451)		(813)		(4,235)		(4,882)		(6,884)
Net Increase (Decrease)	1,369		476		641		6,564		(220)		(554)		(1,705)		(2,372)		(2,828)
Year Ended October 31, 2017
Dollars:
Sold	$62,792		$13,513		$71,832		$ 543,172		$4,177		$5,769		$38,998		$43,505		$53,025
Reinvested	8,656		954		16,708		107,144		439		765		5,284		5,541		12,597
Redeemed	(64,326)		(7,831)		(83,840)		(933,910)		(7,003)		(11,214)		(53,515)		(78,524) (149,238)
Net Increase (Decrease)	$7,122		$6,636		$4,700		$ (283,594)		$(2,387	) $	(4,680	) $	(9,233	) $	(29,478	) $	(83,616)
Shares:
Sold	3,847		844		4,457		32,576		254		351		2,358		2,640		3,221
Reinvested	551		62		1,074		6,828		28		48		336		352		792
Redeemed	(3,883)		(483)		(5,137)		(56,717)		(420)		(669)		(3,255)		(4,723)		(8,909)
Net Increase (Decrease)	515		423		394		(17,313)		(138)		(270)		(561)		(1,731)		(4,896)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(23,496	) $	(3,422	) $	(43,205) $ (253,057) $				(1,116	) $	(1,758	) $	(13,546	) $	(12,541	) $	(25,718)
Total Dividends and Distributions	$(23,496	) $	(3,422	) $	(43,205) $ (253,057) $				(1,116	) $	(1,758	) $	(13,546	) $	(12,541	) $	(25,718)
Year Ended October 31, 2017
From net investment income	$(5,082	) $	(433	) $	(9,731	) $	(65,361	) $	(202	) $	(374	) $	(2,785	) $	(3,106	) $	(7,288)
From net realized gain on investments	(3,821)		(568)		(6,992)		(41,783)		(237)		(391)		(2,499)		(2,457)		(5,309)
Total Dividends and Distributions	$(8,903	) $	(1,001	) $	(16,723) $ (107,144) $				(439	) $	(765	) $	(5,284	) $	(5,563	) $	(12,597)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $94,362 from net investment income and $64,057 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $71,408.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									LargeCap Value Fund III
							Year Ended				Year Ended
							October 31, 2018				October 31, 2017
Operations
Net investment income (loss)									$36,053				$29,261
Net realized gain (loss) on investments , Foreign currencies and Futures									167,462				139,628
Net change in unrealized appreciation/depreciation of investments and Futures									(73,810)				144,805
Net Increase (Decrease) in Net Assets Resulting from Operations									129,705				313,694

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments									(153,737)				(81,840)
	Total Dividends and Distributions								(153,737)				(81,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions									203,502				(60,945)
	Total Increase (Decrease) in Net Assets								179,470				170,909

Net Assets(b)
Beginning of period									1,905,702				1,734,793
End of period .									$2,085,172				$1,905,702

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$2,730		$ 485,474		$706		$373		$1,444		$759		$3,614
Reinvested	4,913		146,919		260		171		554		345		566
Redeemed	(9,793) (423,973)				(914)		(1,244)		(4,855)		(2,136)		(2,411)
Net Increase (Decrease)	$(2,150) $ 208,420 $				52		$(700	) $	(2,857	) $	(1,032	) $	1,769
Shares:
Sold	161		27,697		41		22		80		44		207
Reinvested	292		8,605		15		10		31		20		33
Redeemed	(577)		(24,692)		(54)		(71)		(267)		(123)		(139)
Net Increase (Decrease)	(124)		11,610		2		(39)		(156)		(59)		101
Year Ended October 31, 2017
Dollars:
Sold	$4,504		$ 287,641		$551		$485		$1,660		$1,066		$1,873
Reinvested	3,056		77,528		148		108		439		234		320
Redeemed	(10,146) (419,534)				(876)		(1,174)		(5,757)		(1,754)		(1,317)
Net Increase (Decrease)	$(2,586	) $	(54,365	) $	(177	) $	(581	) $	(3,658	) $	(454	) $	876
Shares:
Sold	284		17,349		35		30		99		66		115
Reinvested	196		4,903		9		7		27		15		20
Redeemed	(636)		(25,895)		(55)		(74)		(338)		(109)		(80)
Net Increase (Decrease)	(156)		(3,643)		(11)		(37)		(212)		(28)		55

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(4,919) $ (146,921) $				(260	) $	(172	) $	(554	) $	(345	) $	(566)
Total Dividends and Distributions	$(4,919) $ (146,921) $				(260	) $	(172	) $	(554	) $	(345	) $	(566)
Year Ended October 31, 2017
From net investment income	$(1,148	) $	(32,240	) $	(40	) $	(31	) $	(144	) $	(84	) $	(123)
From net realized gain on investments	(1,914)		(45,288)		(108)		(78)		(295)		(150)		(197)
Total Dividends and Distributions	$(3,062	) $	(77,528	) $	(148	) $	(109	) $	(439	) $	(234	) $	(320)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $33,810 from net investment income and $48,030 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $22,546.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands														MidCap Fund
													Year Ended			Year Ended
												October 31, 2018				October 31, 2017
Operations
Net investment income (loss)												$		11,253				$15,092
Net realized gain (loss) on investments .													1,612,043					673,233
Net change in unrealized appreciation/depreciation of investments													(1,419,728)					2,437,885
			Net Increase (Decrease) in Net Assets Resulting from Operations										203,568					3,126,210

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments													(516,388)					(287,834)
									Total Dividends and Distributions				(516,388)					(287,834)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(177,308)					905,985
							Total Increase (Decrease) in Net Assets						(490,128)					3,744,361

Net Assets(c)
Beginning of period													15,245,120			11,500,759
End of period .													$14,754,992			$15,245,120

	Class A		Class C		Class J		Class P(a)		Institutional		R-1	R-2	R-3	R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$144,494		$ 6,765		$2,907		N/A		$ 2,734,530		$5,868	$3,858	$ 16,566	$ 18,902		$ 80,394		$ 892,863
Reinvested	51,569		9,428		10,400		N/A		305,570		3,148	900	4,076	4,138		12,603		23,657

Redeemed	(441,299)		(61,607)		(34,555)		N/A		(3,522,116)		(11,521)	(9,547)	(41,398)	(61,502)		(127,061)		(199,338)
Net Increase (Decrease)	$ (245,236)		$ (45,414)		$ (21,248)		N/A $		(482,016)		$ (2,505)	$ (4,789)	$ (20,756)	$ (38,462)		$ (34,064)		$ 717,182
Shares:
Sold	5,294		272		110		N/A		97,951		232	148	618	681		2,915		31,465
Reinvested	1,934		388		405		N/A		11,217		127	36	156	153		468		869
Redeemed	(16,118)		(2,471)		(1,309)		N/A		(125,086)		(456)	(373)	(1,544)	(2,230)		(4,617)		(7,158)
Net Increase (Decrease)	(8,890)		(1,811)		(794)		N/A		(15,918)		(97)	(189)	(770)	(1,396)		(1,234)		25,176
Year Ended October 31, 2017
Dollars:
Sold	$245,602		$ 12,121		$3,322		$1,507,351		$ 7,129,289		$ 11,916	$4,218	$ 21,450	$ 27,601		$ 96,506		$ 906,879
Reinvested	44,277		5,743		6,545		62,455		106,219		1,540	533	2,655	3,088		7,197		–

Redeemed	(1,094,452)		(87,703)		(27,567)		(4,822,804)		(2,828,030)		(9,439)	(10,547)	(51,335)	(77,810)		(100,201)		(190,634)
Net Increase (Decrease)	$ (804,573)		$ (69,839)		$ (17,700)		$ (3,252,998)		$ 4,407,478		$4,017	$ (5,796)	$ (27,230)	$ (47,121)		$3,502		$ 716,245
Shares:
Sold	10,354		557		143		63,334		283,492		526	182	905	1,129		3,933		35,793
Reinvested	1,969		277		302		2,735		4,638		73	25	120	135		317		–
Redeemed	(44,806)		(3,975)		(1,185)		(192,836)		(113,997)		(420)	(462)	(2,164)	(3,171)		(4,157)		(7,187)
Net Increase (Decrease)	(32,483)		(3,141)		(740)		(126,767)		174,133		179	(255)	(1,139)	(1,907)		93		28,606

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments	$(56,155)		$ (10,861)		$ (10,410)		N/A $		(386,935)		$ (3,150)	$ (1,023)	$ (4,076)	$ (4,138)		$ (12,606)		$(27,034)
Total Dividends and
Distributions	$(56,155)		$ (10,861)		$ (10,410)		N/A $		(386,935)		$ (3,150)	$ (1,023)	$ (4,076)	$ (4,138)		$ (12,606)		$(27,034)
Year Ended October 31, 2017
From net investment income. $	(2,872	) $	– $		(790	) $	(12,031	) $	(22,762	) $	– $	– $	– $	(142	) $	(756	) $	–
From net realized gain on
investments	(44,621)		(6,960)		(5,763)		(62,069)		(114,864)		(1,540)	(622)	(2,655)	(2,946)		(6,441)		–
Total Dividends and
Distributions	$(47,493	) $	(6,960	) $	(6,553	) $	(74,100	) $	(137,626)		$ (1,540)	$(622)	$ (2,655)	$ (3,088)		$ (7,197)		$–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $39,353 from net investment income and $248,481 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $50,969.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									MidCap Growth Fund
							Year Ended				Year Ended
							October 31, 2018				October 31, 2017
Operations
Net investment income (loss)									$(768)				$(378)
Net realized gain (loss) on investments .									25,513				14,163
Net change in unrealized appreciation/depreciation of investments									(19,837)				24,415
Net Increase (Decrease) in Net Assets Resulting from Operations									4,908				38,200

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments									(6,493)				(266)
	Total Dividends and Distributions								(6,493)				(266)

Capital Share Transactions
Net increase (decrease) in capital share transactions									15,259				(1,813)
	Total Increase (Decrease) in Net Assets								13,674				36,121

Net Assets(b)
Beginning of period									165,852				129,731
End of period .									$179,526				$165,852

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$15,155		$31,043		$600		$628		$5,613		$1,244		$4,385
Reinvested	2,814		1,943		56		79		429		240		686
Redeemed	(13,791)		(22,596)		(562)		(1,922)		(4,644)		(3,378)		(2,763)
Net Increase (Decrease)	$4,178		$10,390		$94		$(1,215	) $	1,398		$(1,894	) $	2,308
Shares:
Sold	2,043		3,340		78		76		633		134		448
Reinvested	401		219		8		10		51		27		75
Redeemed	(1,874)		(2,431)		(73)		(235)		(522)		(368)		(288)
Net Increase (Decrease)	570		1,128		13		(149)		162		(207)		235
Year Ended October 31, 2017
Dollars:
Sold	$15,242		$24,559		$246		$645		$2,552		$2,507		$5,229
Reinvested	79		145		–		–		–		4		24
Redeemed	(14,814)		(21,608)		(519)		(1,583)		(3,690)		(4,028)		(6,803)
Net Increase (Decrease)	$507		$3,096		$(273	) $	(938	) $	(1,138	) $	(1,517	) $	(1,550)
Shares:
Sold	2,445		3,166		38		93		339		325		658
Reinvested	14		20		–		–		–		1		3
Redeemed	(2,415)		(2,814)		(82)		(224)		(501)		(517)		(837)
Net Increase (Decrease)	44		372		(44)		(131)		(162)		(191)		(176)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(2,815	) $	(2,131	) $	(56	) $	(136	) $	(429	) $	(240	) $	(686)
Total Dividends and Distributions	$(2,815	) $	(2,131	) $	(56	) $	(136	) $	(429	) $	(240	) $	(686)
Year Ended October 31, 2017
From net investment income	$(79	) $	(159	) $	– $		– $		– $		(4	) $	(24)
From net realized gain on investments	–		–		–		–		–		–		–
Total Dividends and Distributions	$(79	) $	(159	) $	– $		– $		– $		(4	) $	(24)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $266 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(360).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands										MidCap Growth Fund III
								Year Ended				Year Ended
								October 31, 2018				October 31, 2017
Operations
Net investment income (loss)										$(2,729)				$(1,612)
Net realized gain (loss) on investments , Foreign currencies and Futures										114,882				163,059
Net change in unrealized appreciation/depreciation of investments and Futures										(33,240)				89,241
Net Increase (Decrease) in Net Assets Resulting from Operations										78,913				250,688

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments										(133,900)				(3,078)
		Total Dividends and Distributions								(133,900)				(3,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(25,557)				(510,620)
		Total Increase (Decrease) in Net Assets								(80,544)				(263,010)

Net Assets(b)
Beginning of period										1,095,477				1,358,487
End of period .										$1,014,933				$1,095,477

		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$4,589		$71,127		$455		$377		$2,896		$1,018		$1,781
Reinvested		5,157		126,091		314		268		627		588		854
Redeemed		(5,722)		(223,016)		(1,210)		(827)		(4,890)		(2,854)		(3,180)
Net Increase (Decrease)		$4,024		$(25,798	) $	(441	) $	(182	) $	(1,367	) $	(1,248	) $	(545)
Shares:
Sold		467		5,940		47		37		260		88		144
Reinvested		568		11,319		34		28		60		55		76
Redeemed		(590)		(18,797)		(124)		(80)		(428)		(251)		(267)
Net Increase (Decrease)		445		(1,538)		(43)		(15)		(108)		(108)		(47)
Year Ended October 31, 2017
Dollars:
Sold		$2,085		$86,224		$252		$298		$610		$763		$1,768
Reinvested		104		2,905		7		9		16		14		23
Redeemed		(5,069) (589,366)				(458)		(1,716)		(2,946)		(2,368)		(3,775)
Net Increase (Decrease)		$(2,880) $ (500,237) $				(199	) $	(1,409	) $	(2,320	) $	(1,591	) $	(1,984)
Shares:
Sold		230		7,959		27		30		59		72		165
Reinvested		12		282		1		1		2		2		2
Redeemed		(558)		(56,121)		(50)		(181)		(288)		(231)		(337)
Net Increase (Decrease)		(316)		(47,880)		(22)		(150)		(227)		(157)		(170)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(5,158) $ (126,091) $				(314	) $	(268	) $	(627	) $	(588	) $	(854)
Total Dividends and Distributions		$(5,158) $ (126,091) $				(314	) $	(268	) $	(627	) $	(588	) $	(854)
Year Ended October 31, 2017
From net investment income	$	– $		– $		– $		– $		– $		– $		–
From net realized gain on investments		(104)		(2,905)		(7)		(9)		(16)		(14)		(23)
Total Dividends and Distributions		$(104	) $	(2,905	) $	(7	) $	(9	) $	(16	) $	(14	) $	(23)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $(3,078) from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $42.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											MidCap S&P 400 Index Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$17,584				$13,533
Net realized gain (loss) on investments , Foreign currencies and Futures											124,874				109,077
Net change in unrealized appreciation/depreciation of investments and Futures											(127,093)				152,189
Net Increase (Decrease) in Net Assets Resulting from Operations											15,365				274,799

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments											(99,029)				(78,367)
			Total Dividends and Distributions								(99,029)				(78,367)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(44,376)				44,769
			Total Increase (Decrease) in Net Assets								(128,040)				241,201

Net Assets(c)
Beginning of period											1,447,631				1,206,430
End of period .											$1,319,591				$1,447,631

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$11,909		$ 107,313		$2,844		$3,370		$22,668		$13,952		$38,849		$ 129,957
Reinvested	9,399		34,159		755		1,449		7,429		6,162		14,292		25,374
Redeemed	(23,957)		(202,633)		(4,944)		(9,835)		(50,203)		(43,212)		(73,082)		(66,391)
Net Increase (Decrease)	$(2,649	) $	(61,161	) $	(1,345	) $	(5,016	) $	(20,106	) $	(23,098	) $	(19,941	) $	88,940
Shares:
Sold	554		4,883		129		150		1,008		618		1,704		5,949
Reinvested	447		1,579		35		66		339		280		643		1,173
Redeemed	(1,122)		(9,229)		(228)		(433)		(2,243)		(1,923)		(3,233)		(3,010)
Net Increase (Decrease)	(121)		(2,767)		(64)		(217)		(896)		(1,025)		(886)		4,112
Year Ended October 31, 2017(a)
Dollars:
Sold	$29,097		$ 219,674		$3,524		$10,921		$34,170		$25,193		$59,254		$ 348,219
Reinvested	7,345		45,010		712		987		6,352		5,068		12,645		1
Redeemed	(27,791)		(512,601)		(6,269)		(7,343)		(42,449)		(56,680)		(84,315)		(25,955)
Net Increase (Decrease)	$8,651		$ (247,917)		$(2,033	) $	4,565		$(1,927	) $	(26,419	) $	(12,416)		$ 322,265
Shares:
Sold	1,447		10,670		174		516		1,626		1,201		2,807		16,647
Reinvested	372		2,220		36		48		308		245		608		–
Redeemed	(1,379)		(24,686)		(306)		(346)		(2,017)		(2,673)		(3,958)		(1,213)
Net Increase (Decrease)	440		(11,796)		(96)		218		(83)		(1,227)		(543)		15,434

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(9,403	) $	(34,164	) $	(755	) $	(1,449	) $	(7,429	) $	(6,163	) $	(14,292	) $	(25,374)
Total Dividends and Distributions	$(9,403	) $	(34,164	) $	(755	) $	(1,449	) $	(7,429	) $	(6,163	) $	(14,292	) $	(25,374)
Year Ended October 31, 2017(a)
From net investment income	$(1,446	) $	(10,256	) $	(64	) $	(134	) $	(1,012	) $	(866	) $	(2,539	) $	–
From net realized gain on investments	(5,907)		(34,988)		(648)		(853)		(5,340)		(4,207)		(10,106)		(1)
Total Dividends and Distributions	$(7,353	) $	(45,244	) $	(712	) $	(987	) $	(6,352	) $	(5,073	) $	(12,645	) $	(1)

(a)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $16,317 from net investment income and $62,050 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,942.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									MidCap Value Fund I
							Year Ended				Year Ended
							October 31, 2018				October 31, 2017
Operations
Net investment income (loss)									$9,042				$8,985
Net realized gain (loss) on investments , Foreign currencies and Futures									101,903				82,603
Net change in unrealized appreciation/depreciation of investments and Futures									(100,003)				109,372
Net Increase (Decrease) in Net Assets Resulting from Operations									10,942				200,960

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments									(69,194)				(18,022)
	Total Dividends and Distributions								(69,194)				(18,022)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(67,518)				(228,292)
	Total Increase (Decrease) in Net Assets								(125,770)				(45,354)

Net Assets(b)
Beginning of period									1,066,473				1,111,827
End of period .									$940,703				$1,066,473

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$2,092		$ 125,208		$422		$340		$1,497		$1,364		$3,288
Reinvested	4,705		59,888		264		275		918		861		2,208
Redeemed	(10,371) (227,345)				(1,484)		(3,174)		(8,674)		(8,026)		(11,774)
Net Increase (Decrease)	$(3,574	) $	(42,249	) $	(798	) $	(2,559	) $	(6,259	) $	(5,801	) $	(6,278)
Shares:
Sold	138		7,980		29		23		100		91		217
Reinvested	315		3,958		18		19		62		58		147
Redeemed	(686)		(14,859)		(101)		(212)		(574)		(529)		(771)
Net Increase (Decrease)	(233)		(2,921)		(54)		(170)		(412)		(380)		(407)
Year Ended October 31, 2017
Dollars:
Sold	$5,057		$54,245		$334		$950		$2,772		$2,157		$4,761
Reinvested	927		15,715		29		49		212		261		726
Redeemed	(10,476) (252,023)				(1,353)		(2,223)		(10,646)		(11,129)		(28,637)
Net Increase (Decrease)	$(4,492) $ (182,063) $				(990	) $	(1,224	) $	(7,662	) $	(8,711	) $	(23,150)
Shares:
Sold	354		3,752		24		68		194		151		329
Reinvested	66		1,109		2		4		15		18		51
Redeemed	(724)		(17,279)		(98)		(158)		(744)		(765)		(1,968)
Net Increase (Decrease)	(304)		(12,418)		(72)		(86)		(535)		(596)		(1,588)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(4,712	) $	(59,947	) $	(264	) $	(284	) $	(918	) $	(861	) $	(2,208)
Total Dividends and Distributions	$(4,712	) $	(59,947	) $	(264	) $	(284	) $	(918	) $	(861	) $	(2,208)
Year Ended October 31, 2017
From net investment income	$(929	) $	(15,816	) $	(29	) $	(49	) $	(212	) $	(261	) $	(726)
From net realized gain on investments	–		–		–		–		–		–		–
Total Dividends and Distributions	$(929	) $	(15,816	) $	(29	) $	(49	) $	(212	) $	(261	) $	(726)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $18,022 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $4,571.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															MidCap Value Fund III
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$17,020				$17,771
Net realized gain (loss) on investments , Foreign currencies and Futures															83,638				142,439
Net change in unrealized appreciation/depreciation of investments and Futures															(192,443)				107,338
			Net Increase (Decrease) in Net Assets Resulting from Operations												(91,785)				267,548

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(138,992)				(25,033)
							Total Dividends and Distributions								(138,992)				(25,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(48,280)				(102,702)
							Total Increase (Decrease) in Net Assets								(279,057)				139,813

Net Assets(c)
Beginning of period															1,349,256				1,209,443
End of period .															$1,070,199				$1,349,256

	Class A		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$9,770		$1,763		N/A $		20,705		$149		$208		$2,182		$2,294		$2,770		$81,899
Reinvested	2,698		11,657		N/A		14,780		66		202		1,205		2,141		2,609		103,532
Redeemed	(6,986)		(12,619)		N/A		(63,369)		(498)		(1,183)		(6,428)		(15,994)		(7,971)		(193,862)
Net Increase (Decrease)	$5,482		$801		N/A $		(27,884	) $	(283	) $	(773	) $	(3,041	) $	(11,559	) $	(2,592	) $	(8,431)
Shares:
Sold	468		89		N/A		988		8		10		110		118		141		3,991
Reinvested	130		590		N/A		699		3		10		60		108		131		4,873
Redeemed	(337)		(644)		N/A		(3,061)		(26)		(59)		(326)		(827)		(404)		(9,191)
Net Increase (Decrease)	261		35		N/A		(1,374)		(15)		(39)		(156)		(601)		(132)		(327)
Year Ended October 31, 2017
Dollars:
Sold	$11,049		$4,621		$563		$222,459		$238		$591		$3,869		$6,741		$3,150		$ 1,044,810
Reinvested	209		1,655		13		21,954		9		24		230		351		508		62
Redeemed	(4,886)		(12,430)		(1,364)		(1,272,812)		(687)		(721)		(11,313)		(9,050)		(12,383)		(100,162)
Net Increase (Decrease)	$6,372		$(6,154	) $	(788)		$ (1,028,399)		$(440	) $	(106	) $	(7,214	) $	(1,958	) $	(8,725)		$ 944,710
Shares:
Sold	538		241		28		11,238		11		30		199		350		163		49,576
Reinvested	11		87		–		1,095		1		1		12		19		26		3
Redeemed	(238)		(640)		(65)		(60,967)		(35)		(36)		(579)		(466)		(629)		(4,634)
Net Increase (Decrease)	311		(312)		(37)		(48,634)		(23)		(5)		(368)		(97)		(440)		44,945

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments	$(2,703	) $	(11,662)		N/A $		(14,872	) $	(66	) $	(202	) $	(1,205	) $	(2,141	) $	(2,609)		$ (103,532)
Total Dividends and
Distributions	$(2,703	) $	(11,662)		N/A $		(14,872	) $	(66	) $	(202	) $	(1,205	) $	(2,141	) $	(2,609)		$ (103,532)
Year Ended October 31, 2017
From net investment income.	$(144	) $	(1,240	) $	(10	) $	(17,187	) $	(5	) $	(15	) $	(160	) $	(259	) $	(382	) $	(48)
From net realized gain on
investments	(66)		(416)		(3)		(4,783)		(4)		(9)		(70)		(92)		(126)		(14)
Total Dividends and
Distributions	$(210	) $	(1,656	) $	(13	) $	(21,970	) $	(9	) $	(24	) $	(230	) $	(351	) $	(508	) $	(62)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $19,450 from net investment income and $5,583 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $12,094.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands			Money Market Fund
	Year Ended				Year Ended
	October 31, 2018				October 31, 2017
Operations
Net investment income (loss)			$6,284				$3,277
Net realized gain (loss) on investments .			33				31
Net change in unrealized appreciation/depreciation of investments			–				–
Net Increase (Decrease) in Net Assets Resulting from Operations			6,317				3,308

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(6,317)				(3,362)
From tax return of capital			–				(240)
	Total Dividends and Distributions		(6,317)				(3,602)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(14,074)				(235,882)
	Total Increase (Decrease) in Net Assets		(14,074)				(236,176)

Net Assets(c)
Beginning of period			503,656				739,832
End of period .			$489,582				$503,656

	Class A		Class C		Class J		Institutional
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold	$ 194,918 $		1,698		$ 152,066		$10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	$(13,333	) $	(14,881	) $	14,543		$(403)
Shares:
Sold	194,918		1,698		152,066		10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	(13,333)		(14,881)		14,543		(403)
Year Ended October 31, 2017
Dollars:
Sold	$ 413,473 $		12,397		$ 117,893		$382
Reinvested	2,293		59		1,194		–
Redeemed	(621,962)		(17,431)		(144,150)		(30)
Net Increase (Decrease)	$ (206,196) $		(4,975	) $	(25,063	) $	352
Shares:
Sold	413,473		12,397		117,893		382
Reinvested	2,293		59		1,194		–
Redeemed	(621,962)		(17,431)		(144,150)		(30)
Net Increase (Decrease)	(206,196)		(4,975)		(25,063)		352

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$(3,116	) $	(44	) $	(3,156	) $	(1)
Total Dividends and Distributions	$(3,116	) $	(44	) $	(3,156	) $	(1)
Year Ended October 31, 2017
From net investment income	$(2,167	) $	(65	) $	(1,130	) $	–
From net realized gain on investments	–		–		–		–
From tax return of capital	(154)		(5)		(81)		–
Total Dividends and Distributions	$(2,321	) $	(70	) $	(1,211	) $	–

(a)	Class C and Institutional shares discontinued operations on March 23, 2018.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $3,362 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $0.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Overseas Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$74,827				$62,035
Net realized gain (loss) on investments , Foreign currencies and Futures							207,850				87,904
Net change in unrealized appreciation/depreciation of investments, Futures and Translation of assets & liabilities in foreign
currencies							(581,955)				565,169
Net Increase (Decrease) in Net Assets Resulting from Operations							(299,278)				715,108

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(113,673)				(59,567)
	Total Dividends and Distributions						(113,673)				(59,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(302,265)				(100,974)
	Total Increase (Decrease) in Net Assets						(715,216)				554,567

Net Assets(b)
Beginning of period							3,636,711				3,082,144
End of period .							$2,921,495				$3,636,711

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$ 244,815 $		2	$	– $		286		$31		$172
Reinvested	113,622		–		–		18		14		19
Redeemed	(660,680)		(3)		–		(360)		(70)		(131)
Net Increase (Decrease)	$ (302,243) $		(1	) $	– $		(56	) $	(25	) $	60
Shares:
Sold	21,931		–		–		26		3		16
Reinvested	9,923		–		–		1		1		2
Redeemed	(58,628)		–		–		(32)		(7)		(12)
Net Increase (Decrease)	(26,774)		–		–		(5)		(3)		6
Year Ended October 31, 2017
Dollars:
Sold	$ 624,461 $		9	$	– $		341		$55		$70
Reinvested	59,545		–		–		4		9		9
Redeemed	(785,146)		(15)		(3)		(110)		(158)		(45)
Net Increase (Decrease)	$ (101,140) $		(6	) $	(3	) $	235		$(94	) $	34
Shares:
Sold	58,788		1		–		33		6		6
Reinvested	6,375		–		–		1		1		1
Redeemed	(77,574)		(1)		–		(11)		(15)		(4)
Net Increase (Decrease)	(12,411)		–		–		23		(8)		3

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$ (113,622) $		– $		– $		(18	) $	(14	) $	(19)
Total Dividends and Distributions	$ (113,622) $		– $		– $		(18	) $	(14	) $	(19)
Year Ended October 31, 2017
From net investment income	$(59,545	) $	– $		– $		(4	) $	(9	) $	(9)
From net realized gain on investments	–		–		–		–		–		–
Total Dividends and Distributions	$(59,545	) $	– $		– $		(4	) $	(9	) $	(9)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $59,567 from net investment income.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $57,054.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											Principal Capital Appreciation Fund
											Year Ended				Year Ended
											October 31, 2018				October 31, 2017
Operations
Net investment income (loss)													$27,251				$28,030
Net realized gain (loss) on investments .													643,990				172,192
Net change in unrealized appreciation/depreciation of investments													(512,291)				311,227
	Net Increase (Decrease) in Net Assets Resulting from Operations												158,950				511,449

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments													(166,375)				(245,506)
					Total Dividends and Distributions								(166,375)				(245,506)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(734,019)				(222,037)
					Total Increase (Decrease) in Net Assets								(741,444)				43,906

Net Assets(c)
Beginning of period													2,504,518				2,460,612
End of period .													$1,763,074				$2,504,518

	Class A		Class C		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$36,346		$6,104		N/A $		43,919		$297		$510		$2,735		$2,478		$4,595
Reinvested	70,187		4,588		N/A		82,826		174		205		1,701		1,492		3,132
Redeemed	(121,508)		(10,038)		N/A		(827,086)		(623)		(1,280)		(11,658)		(8,520)		(14,595)
Net Increase (Decrease)	$(14,975	) $	654		N/A		$ (700,341)		$(152	) $	(565	) $	(7,222	) $	(4,550	) $	(6,868)
Shares:
Sold	569		122		N/A		673		5		8		44		39		71
Reinvested	1,127		95		N/A		1,304		3		4		27		24		50
Redeemed	(1,900)		(202)		N/A		(12,743)		(10)		(20)		(183)		(130)		(227)
Net Increase (Decrease)	(204)		15		N/A		(10,766)		(2)		(8)		(112)		(67)		(106)
Year Ended October 31, 2017
Dollars:
Sold	$42,086		$8,496		$7,856		$89,689		$332		$1,019		$2,736		$3,704		$5,662
Reinvested	84,453		5,237		2,859		140,512		261		261		2,925		1,965		4,745
Redeemed	(137,506)		(11,995)		(41,460)		(390,677)		(1,248)		(1,273)		(14,134)		(6,414)		(22,128)
Net Increase (Decrease)	$(10,967	) $	1,738		$(30,745)		$ (160,476)		$(655	) $	7		$(8,473	) $	(745	) $	(11,721)
Shares:
Sold	715		181		134		1,483		6		17		46		62		94
Reinvested	1,507		118		50		2,463		4		5		52		35		84
Redeemed	(2,328)		(254)		(691)		(6,614)		(21)		(21)		(238)		(109)		(365)
Net Increase (Decrease)	(106)		45		(507)		(2,668)		(11)		1		(140)		(12)		(187)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(71,966	) $	(4,660)		N/A $		(82,986	) $	(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)
Total Dividends and Distributions	$(71,966	) $	(4,660)		N/A $		(82,986	) $	(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)
Year Ended October 31, 2017
From net investment income	$(9,582	) $	(297	) $	(405	) $	(20,243	) $	(12	) $	(24	) $	(272	) $	(217	) $	(581)
From net realized gain on investments	(76,749)		(5,077)		(2,671) (120,269)				(249)		(293)		(2,653)		(1,748)		(4,164)
Total Dividends and Distributions	$(86,331	) $	(5,374	) $	(3,076) $ (140,512) $				(261	) $	(317	) $	(2,925	) $	(1,965	) $	(4,745)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $31,633 from net investment income and $213,873 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $21,317.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									Principal LifeTime 2010 Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$25,331				$22,552
Net realized gain (loss) on investments .											45,780				27,864
Net change in unrealized appreciation/depreciation of investments											(73,360)				55,287
Net Increase (Decrease) in Net Assets Resulting from Operations											(2,249)				105,703

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(49,006)				(47,591)
			Total Dividends and Distributions								(49,006)				(47,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(181,509)				(234,182)
			Total Increase (Decrease) in Net Assets								(232,764)				(176,070)

Net Assets(b)
Beginning of period											1,041,150				1,217,220
End of period .											$808,386				$1,041,150

	Class A		Class J Institutional				R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$3,957		$8,891		$33,518		$844		$1,474		$5,334		$2,767		$6,547
Reinvested	1,374		11,684		30,138		245		259		1,817		1,041		2,422
Redeemed	(10,100)		(40,658) (196,694)				(2,312)		(2,759)		(17,423)		(9,225)		(14,650)
Net Increase (Decrease)	$(4,769	) $	(20,083) $ (133,038) $				(1,223	) $	(1,026	) $	(10,272	) $	(5,417	) $	(5,681)
Shares:
Sold	286		652		2,450		63		109		392		203		481
Reinvested	100		858		2,206		18		19		134		77		178
Redeemed	(730)		(2,989)		(14,450)		(170)		(202)		(1,288)		(683)		(1,076)
Net Increase (Decrease)	(344)		(1,479)		(9,794)		(89)		(74)		(762)		(403)		(417)
Year Ended October 31, 2017
Dollars:
Sold	$3,470		$17,572		$40,381		$551		$1,019		$5,167		$3,295		$7,321
Reinvested	1,225		9,591		30,839		226		262		1,705		1,078		2,643
Redeemed	(7,263)		(38,044) (246,186)				(2,322)		(3,081)		(17,631)		(12,540)		(33,460)
Net Increase (Decrease)	$(2,568	) $	(10,881) $ (174,966) $				(1,545	) $	(1,800	) $	(10,759	) $	(8,167	) $	(23,496)
Shares:
Sold	259		1,322		3,001		41		76		388		252		545
Reinvested	95		746		2,390		17		20		133		84		206
Redeemed	(539)		(2,862)		(18,498)		(175)		(231)		(1,333)		(944)		(2,536)
Net Increase (Decrease)	(185)		(794)		(13,107)		(117)		(135)		(812)		(608)		(1,785)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(1,386	) $	(11,698	) $	(30,138	) $	(245	) $	(259	) $	(1,817	) $	(1,041	) $	(2,422)
Total Dividends and Distributions	$(1,386	) $	(11,698	) $	(30,138	) $	(245	) $	(259	) $	(1,817	) $	(1,041	) $	(2,422)
Year Ended October 31, 2017
From net investment income	$(554	) $	(4,559	) $	(15,336	) $	(74	) $	(94	) $	(697	) $	(480	) $	(1,177)
From net realized gain on investments	(679)		(5,046)		(15,503)		(152)		(168)		(1,008)		(598)		(1,466)
Total Dividends and Distributions	$(1,233	) $	(9,605	) $	(30,839	) $	(226	) $	(262	) $	(1,705	) $	(1,078	) $	(2,643)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $22,971 from net investment income and $24,620 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $10,796.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands					Principal LifeTime 2015 Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$15,976				$13,621
Net realized gain (loss) on investments .							32,748				36,819
Net change in unrealized appreciation/depreciation of investments							(49,051)				30,682
Net Increase (Decrease) in Net Assets Resulting from Operations							(327)				81,122

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(45,733)				(25,661)
	Total Dividends and Distributions						(45,733)				(25,661)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(106,477)				(171,660)
	Total Increase (Decrease) in Net Assets						(152,537)				(116,199)

Net Assets(b)
Beginning of period							644,119				760,318
End of period .							$491,582				$644,119

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$26,999		$583		$640		$7,856		$3,884		$9,541
Reinvested	34,414		462		358		4,422		2,108		3,969
Redeemed	(142,779)		(3,437)		(2,417)		(24,222)		(12,406)		(16,452)
Net Increase (Decrease)	$(81,366	) $	(2,392	) $	(1,419	) $	(11,944	) $	(6,414	) $	(2,942)
Shares:
Sold	2,555		57		61		758		373		917
Reinvested	3,260		45		35		428		203		381
Redeemed	(13,594)		(335)		(234)		(2,355)		(1,193)		(1,593)
Net Increase (Decrease)	(7,779)		(233)		(138)		(1,169)		(617)		(295)
Year Ended October 31, 2017
Dollars:
Sold	$45,913		$685		$648		$9,963		$5,309		$35,182
Reinvested	19,433		231		193		2,183		1,433		2,188
Redeemed	(184,657)		(2,726)		(3,798)		(26,151)		(22,330)		(55,359)
Net Increase (Decrease)	$ (119,311) $		(1,810	) $	(2,957	) $	(14,005	) $	(15,588	) $	(17,989)
Shares:
Sold	4,433		68		63		979		517		3,508
Reinvested	1,945		23		20		223		146		221
Redeemed	(17,715)		(270)		(372)		(2,578)		(2,152)		(5,418)
Net Increase (Decrease)	(11,337)		(179)		(289)		(1,376)		(1,489)		(1,689)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(34,414	) $	(462	) $	(358	) $	(4,422	) $	(2,108	) $	(3,969)
Total Dividends and Distributions	$(34,414	) $	(462	) $	(358	) $	(4,422	) $	(2,108	) $	(3,969)
Year Ended October 31, 2017
From net investment income	$(10,760	) $	(95	) $	(74	) $	(1,018	) $	(715	) $	(1,139)
From net realized gain on investments	(8,673)		(136)		(119)		(1,165)		(718)		(1,049)
Total Dividends and Distributions	$(19,433	) $	(231	) $	(193	) $	(2,183	) $	(1,433	) $	(2,188)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $13,801 from net investment income and $11,860 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $5,852.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									Principal LifeTime 2020 Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$137,887				$106,375
Net realized gain (loss) on investments .											205,578				183,047
Net change in unrealized appreciation/depreciation of investments											(350,287)				455,736
Net Increase (Decrease) in Net Assets Resulting from Operations											(6,822)				745,158

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(297,035)				(206,436)
			Total Dividends and Distributions								(297,035)				(206,436)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(763,260)				(919,277)
			Total Increase (Decrease) in Net Assets								(1,067,117)				(380,555)

Net Assets(b)
Beginning of period											5,469,860				5,850,415
End of period .											$4,402,743				$5,469,860

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$14,309		$51,995		$ 110,794		$2,728		$3,131		$17,454		$21,830		$47,287
Reinvested	5,830		52,801		201,631		1,589		1,975		10,528		7,394		14,932
Redeemed	(36,747)		(134,802)		(903,618)		(11,190)		(21,548)		(80,239)		(57,252)		(84,072)
Net Increase (Decrease)	$(16,608	) $	(30,006)		$ (591,193)		$(6,873	) $	(16,442	) $	(52,257	) $	(28,028	) $	(21,853)
Shares:
Sold	991		3,622		7,693		190		218		1,226		1,525		3,292
Reinvested	403		3,690		14,019		111		139		739		518		1,043
Redeemed	(2,526)		(9,435)		(63,049)		(782)		(1,502)		(5,621)		(3,995)		(5,898)
Net Increase (Decrease)	(1,132)		(2,123)		(41,337)		(481)		(1,145)		(3,656)		(1,952)		(1,563)
Year Ended October 31, 2017
Dollars:
Sold	$15,013		$75,142		$ 154,920		$2,719		$6,307		$22,654		$17,744		$38,471
Reinvested	3,649		31,402		143,493		1,137		1,363		7,122		6,114		11,957
Redeemed	(25,065)		(130,733)		(948,868)		(12,861)		(15,827)		(72,684)		(73,150) (179,296)
Net Increase (Decrease)	$(6,403	) $	(24,189)		$ (650,455)		$(9,005	) $	(8,157	) $	(42,908	) $	(49,292) $ (128,868)
Shares:
Sold	1,078		5,477		11,263		198		459		1,658		1,298		2,791
Reinvested	275		2,389		10,863		87		104		544		466		909
Redeemed	(1,797)		(9,527)		(68,494)		(940)		(1,156)		(5,319)		(5,300)		(13,119)
Net Increase (Decrease)	(444)		(1,661)		(46,368)		(655)		(593)		(3,117)		(3,536)		(9,419)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(6,093	) $	(52,849)		$ (201,635)		$(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,932)
Total Dividends and Distributions	$(6,093	) $	(52,849)		$ (201,635) $		(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,932)
Year Ended October 31, 2017
From net investment income	$(1,829	) $	(15,995	) $	(76,401	) $	(437	) $	(544	) $	(3,144	) $	(2,923	) $	(5,700)
From net realized gain on investments	(1,986)		(15,440)		(67,092)		(700)		(819)		(3,978)		(3,191)		(6,257)
Total Dividends and Distributions	$(3,815	) $	(31,435)		$ (143,493)		$(1,137	) $	(1,363	) $	(7,122	) $	(6,114	) $	(11,957)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $106,973 from net investment income and $99,463 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $41,128.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands					Principal LifeTime 2025 Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$45,384				$30,529
Net realized gain (loss) on investments .							58,704				42,521
Net change in unrealized appreciation/depreciation of investments							(108,174)				186,014
Net Increase (Decrease) in Net Assets Resulting from Operations							(4,086)				259,064

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(80,716)				(59,529)
	Total Dividends and Distributions						(80,716)				(59,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(87,514)				(135,761)
	Total Increase (Decrease) in Net Assets						(172,316)				63,774

Net Assets(b)
Beginning of period							1,756,576				1,692,802
End of period .							$1,584,260				$1,756,576

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$ 107,632 $		1,664		$2,887		$19,603		$21,170		$32,624
Reinvested	61,872		639		626		7,344		3,672		6,557
Redeemed	(218,478)		(5,771)		(4,866)		(52,204)		(34,512)		(37,973)
Net Increase (Decrease)	$(48,974	) $	(3,468	) $	(1,353	) $	(25,257	) $	(9,670	) $	1,208
Shares:
Sold	9,248		146		252		1,716		1,845		2,824
Reinvested	5,340		57		55		646		320		569
Redeemed	(18,891)		(508)		(424)		(4,576)		(3,004)		(3,303)
Net Increase (Decrease)	(4,303)		(305)		(117)		(2,214)		(839)		90
Year Ended October 31, 2017
Dollars:
Sold	$ 161,584 $		2,696		$3,645		$24,064		$16,327		$37,966
Reinvested	45,252		434		479		5,383		3,173		4,808
Redeemed	(287,335)		(3,788)		(8,583)		(45,657)		(35,622)		(60,587)
Net Increase (Decrease)	$(80,499	) $	(658	) $	(4,459	) $	(16,210	) $	(16,122	) $	(17,813)
Shares:
Sold	14,829		254		341		2,242		1,515		3,488
Reinvested	4,349		42		47		526		308		465
Redeemed	(25,988)		(357)		(795)		(4,289)		(3,237)		(5,559)
Net Increase (Decrease)	(6,810)		(61)		(407)		(1,521)		(1,414)		(1,606)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(61,872	) $	(639	) $	(632	) $	(7,344	) $	(3,672	) $	(6,557)
Total Dividends and Distributions	$(61,872	) $	(639	) $	(632	) $	(7,344	) $	(3,672	) $	(6,557)
Year Ended October 31, 2017
From net investment income	$(22,985	) $	(156	) $	(175	) $	(2,264	) $	(1,426	) $	(2,309)
From net realized gain on investments	(22,267)		(278)		(304)		(3,119)		(1,747)		(2,499)
Total Dividends and Distributions	$(45,252	) $	(434	) $	(479	) $	(5,383	) $	(3,173	) $	(4,808)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $29,315 from net investment income and $30,214 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $10,188.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									Principal LifeTime 2030 Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$165,326				$110,319
Net realized gain (loss) on investments .											311,572				220,419
Net change in unrealized appreciation/depreciation of investments											(483,947)				752,138
Net Increase (Decrease) in Net Assets Resulting from Operations											(7,049)				1,082,876

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(369,546)				(250,469)
			Total Dividends and Distributions								(369,546)				(250,469)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(712,995)				(816,121)
			Total Increase (Decrease) in Net Assets								(1,089,590)				16,286

Net Assets(b)
Beginning of period											6,593,666				6,577,380
End of period .											$5,504,076				$6,593,666

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$20,146		$58,746		$192,700		$2,628		$4,909		$24,277		$23,132		$49,152
Reinvested	6,881		68,490		254,694		1,582		2,064		11,012		8,386		16,131
Redeemed	(43,063)		(122,908)		(1,037,436)		(11,216)		(23,236)		(79,115)		(64,884)		(76,067)
Net Increase (Decrease)	$(16,036	) $	4,328		$ (590,042)		$(7,006	) $	(16,263	) $	(43,826	) $	(33,366	) $	(10,784)
Shares:
Sold	1,348		3,922		12,834		177		330		1,627		1,504		3,282
Reinvested	460		4,608		17,082		107		139		742		547		1,083
Redeemed	(2,876)		(8,245)		(69,710)		(755)		(1,545)		(5,301)		(4,207)		(5,083)
Net Increase (Decrease)	(1,068)		285		(39,794)		(471)		(1,076)		(2,932)		(2,156)		(718)
Year Ended October 31, 2017
Dollars:
Sold	$20,893		$84,369		$267,936		$3,531		$7,084		$26,169		$24,128		$51,267
Reinvested	4,005		39,980		176,503		1,076		1,499		7,618		6,557		13,068
Redeemed	(18,845)		(118,962)		(1,062,915)		(9,951)		(16,276)		(77,162)		(66,575) (181,118)
Net Increase (Decrease)	$6,053		$5,387		$ (618,476)		$(5,344	) $	(7,693	) $	(43,375	) $	(35,890) $ (116,783)
Shares:
Sold	1,472		6,033		19,111		255		504		1,866		1,687		3,649
Reinvested	299		3,006		13,235		81		113		574		478		981
Redeemed	(1,340)		(8,502)		(75,292)		(712)		(1,153)		(5,526)		(4,578)		(13,011)
Net Increase (Decrease)	431		537		(42,946)		(376)		(536)		(3,086)		(2,413)		(8,381)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(7,177	) $	(68,494)		$ (254,694)		$(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)
Total Dividends and Distributions	$(7,177	) $	(68,494)		$ (254,694)		$(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)
Year Ended October 31, 2017
From net investment income	$(1,661	) $	(17,134	) $	(80,519	) $	(322	) $	(476	) $	(2,754	) $	(2,584	) $	(5,194)
From net realized gain on investments	(2,496)		(22,854)		(95,984)		(754)		(1,025)		(4,865)		(3,973)		(7,874)
Total Dividends and Distributions	$(4,157	) $	(39,988)		$ (176,503)		$(1,076	) $	(1,501	) $	(7,619	) $	(6,557	) $	(13,068)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $110,644 from net investment income and $139,825 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $29,116.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands					Principal LifeTime 2035 Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$31,018				$21,161
Net realized gain (loss) on investments .							63,272				49,650
Net change in unrealized appreciation/depreciation of investments							(91,445)				164,301
Net Increase (Decrease) in Net Assets Resulting from Operations							2,845				235,112

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(70,723)				(53,301)
	Total Dividends and Distributions						(70,723)				(53,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(42,659)				(133,339)
	Total Increase (Decrease) in Net Assets						(110,537)				48,472

Net Assets(b)
Beginning of period							1,338,375				1,289,903
End of period .							$1,227,838				$1,338,375

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$97,961		$1,741		$2,152		$14,724		$11,832		$28,382
Reinvested	54,794		582		651		5,599		3,300		5,779
Redeemed	(173,179)		(3,883)		(4,190)		(37,482)		(26,625)		(24,797)
Net Increase (Decrease)	$(20,424	) $	(1,560	) $	(1,387	) $	(17,159	) $	(11,493	) $	9,364
Shares:
Sold	7,818		141		176		1,192		955		2,280
Reinvested	4,415		48		53		458		268		468
Redeemed	(13,943)		(317)		(340)		(3,049)		(2,151)		(1,998)
Net Increase (Decrease)	(1,710)		(128)		(111)		(1,399)		(928)		750
Year Ended October 31, 2017
Dollars:
Sold	$ 126,379 $		1,906		$2,990		$21,223		$15,401		$31,439
Reinvested	41,424		448		464		4,156		2,823		3,977
Redeemed	(265,422)		(4,000)		(4,595)		(36,271)		(26,999)		(48,682)
Net Increase (Decrease)	$(97,619	) $	(1,646	) $	(1,141	) $	(10,892	) $	(8,775	) $	(13,266)
Shares:
Sold	10,999		167		260		1,858		1,365		2,731
Reinvested	3,779		42		43		384		259		364
Redeemed	(22,673)		(353)		(393)		(3,212)		(2,302)		(4,246)
Net Increase (Decrease)	(7,895)		(144)		(90)		(970)		(678)		(1,151)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(54,802	) $	(582	) $	(660	) $	(5,600	) $	(3,300	) $	(5,779)
Total Dividends and Distributions	$(54,802	) $	(582	) $	(660	) $	(5,600	) $	(3,300	) $	(5,779)
Year Ended October 31, 2017
From net investment income	$(15,525	) $	(101	) $	(112	) $	(1,166	) $	(875	) $	(1,347)
From net realized gain on investments	(25,899)		(347)		(361)		(2,990)		(1,948)		(2,630)
Total Dividends and Distributions	$(41,424	) $	(448	) $	(473	) $	(4,156	) $	(2,823	) $	(3,977)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $19,126 from net investment income and $34,175 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $5,124.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands										Principal LifeTime 2040 Fund
								Year Ended				Year Ended
								October 31, 2018				October 31, 2017
Operations
Net investment income (loss)										$99,154				$69,235
Net realized gain (loss) on investments .										255,356				190,232
Net change in unrealized appreciation/depreciation of investments										(323,739)				564,205
Net Increase (Decrease) in Net Assets Resulting from Operations										30,771				823,672

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments										(261,727)				(204,423)
				Total Dividends and Distributions						(261,727)				(204,423)
Capital Share Transactions
Net increase (decrease) in capital share transactions										(515,797)				(486,398)
			Total Increase (Decrease) in Net Assets							(746,753)				132,851

Net Assets(b)
Beginning of period										4,487,818				4,354,967
End of period .										$3,741,065				$4,487,818

	Class A		Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$15,431		$35,349	$ 145,680		$2,694		$3,512		$13,062		$12,989		$38,479
Reinvested	5,264		42,913	185,087		1,143		1,832		7,603		6,175		11,559
Redeemed	(27,937)		(68,770)	(771,348)		(6,264)		(17,865)		(51,729)		(42,854)		(57,802)
Net Increase (Decrease)	$(7,242	) $	9,492	$ (440,581)		$(2,427	) $	(12,521	) $	(31,064	) $	(23,690	) $	(7,764)
Shares:
Sold	985		2,226	9,045		170		220		824		822		2,402
Reinvested	338		2,726	11,662		73		117		486		394		732
Redeemed	(1,772)		(4,323)	(48,521)		(395)		(1,111)		(3,270)		(2,702)		(3,621)
Net Increase (Decrease)	(449)		629	(27,814)		(152)		(774)		(1,960)		(1,486)		(487)
Year Ended October 31, 2017
Dollars:
Sold	$13,808		$54,930	$ 228,696		$3,239		$5,314		$22,822		$15,149		$32,255
Reinvested	3,747		29,045	146,291		964		1,321		6,182		5,767		11,011
Redeemed	(14,888)		(73,016)	(733,028)		(9,223)		(7,811)		(50,571)		(46,437)		(131,965)
Net Increase (Decrease)	$2,667		$10,959	$ (358,041)		$(5,020	) $	(1,176	) $	(21,567	) $	(25,521	) $	(88,699)
Shares:
Sold	941		3,763	15,536		223		362		1,565		1,036		2,180
Reinvested	272		2,091	10,449		69		95		447		416		790
Redeemed	(1,017)		(4,954)	(49,161)		(626)		(533)		(3,471)		(3,149)		(9,052)
Net Increase (Decrease)	196		900	(23,176)		(334)		(76)		(1,459)		(1,697)		(6,082)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(5,394	) $	(42,924)	$ (185,087)		$(1,143	) $	(1,842	) $	(7,603	) $	(6,175	) $	(11,559)
Total Dividends and Distributions	$(5,394	) $	(42,924)	$ (185,087)		$(1,143	) $	(1,842	) $	(7,603	) $	(6,175	) $	(11,559)
Year Ended October 31, 2017
From net investment income	$(1,044	) $	(8,605)	$(47,872	) $	(168	) $	(265	) $	(1,463	) $	(1,551	) $	(2,971)
From net realized gain on investments	(2,770)		(20,449)	(98,421)		(796)		(1,073)		(4,719)		(4,216)		(8,040)
Total Dividends and Distributions	$(3,814	) $	(29,054)	$ (146,293)		$(964	) $	(1,338	) $	(6,182	) $	(5,767	) $	(11,011)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $63,939 from net investment income and $140,484 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $14,118.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Principal LifeTime 2045 Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$20,418				$12,901
Net realized gain (loss) on investments .							44,331				26,649
Net change in unrealized appreciation/depreciation of investments							(61,850)				132,129
Net Increase (Decrease) in Net Assets Resulting from Operations							2,899				171,679

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(41,470)				(37,177)
	Total Dividends and Distributions						(41,470)				(37,177)
Capital Share Transactions
Net increase (decrease) in capital share transactions							(18,554)				(61,867)
	Total Increase (Decrease) in Net Assets						(57,125)				72,635

Net Assets(b)
Beginning of period							923,472				850,837
End of period .							$866,347				$923,472

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$81,261		$1,453		$2,566		$11,033		$8,830		$20,927
Reinvested	32,303		274		402		3,355		1,866		3,255
Redeemed	(118,982)		(2,356)		(3,283)		(24,063)		(21,338)		(16,057)
Net Increase (Decrease)	$(5,418	) $	(629	) $	(315	) $	(9,675	) $	(10,642	) $	8,125
Shares:
Sold	6,203		113		200		862		688		1,622
Reinvested	2,492		22		32		265		146		254
Redeemed	(9,143)		(185)		(257)		(1,886)		(1,663)		(1,246)
Net Increase (Decrease)	(448)		(50)		(25)		(759)		(829)		630
Year Ended October 31, 2017
Dollars:
Sold	$125,084		$1,312		$2,999		$15,405		$12,224		$19,125
Reinvested	29,340		260		373		2,854		1,721		2,619
Redeemed	(188,254)		(2,277)		(3,974)		(18,565)		(13,979)		(48,134)
Net Increase (Decrease)	$(33,830	) $	(705	) $	(602	) $	(306	) $	(34	) $	(26,390)
Shares:
Sold	10,640		114		258		1,317		1,064		1,631
Reinvested	2,613		24		34		260		155		236
Redeemed	(15,739)		(197)		(334)		(1,622)		(1,172)		(4,222)
Net Increase (Decrease)	(2,486)		(59)		(42)		(45)		47		(2,355)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(32,304	) $	(277	) $	(412	) $	(3,356	) $	(1,866	) $	(3,255)
Total Dividends and Distributions	$(32,304	) $	(277	) $	(412	) $	(3,356	) $	(1,866	) $	(3,255)
Year Ended October 31, 2017
From net investment income	$(10,128	) $	(51	) $	(79	) $	(737	) $	(483	) $	(787)
From net realized gain on investments	(19,212)		(211)		(302)		(2,117)		(1,238)		(1,832)
Total Dividends and Distributions	$(29,340	) $	(262	) $	(381	) $	(2,854	) $	(1,721	) $	(2,619)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $12,265 from net investment income and $24,912 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,845.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands											Principal LifeTime 2050 Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$54,700				$34,897
Net realized gain (loss) on investments .											138,760				86,231
Net change in unrealized appreciation/depreciation of investments											(175,766)				363,384
Net Increase (Decrease) in Net Assets Resulting from Operations											17,694				484,512

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(126,863)				(110,097)
			Total Dividends and Distributions								(126,863)				(110,097)
Capital Share Transactions
Net increase (decrease) in capital share transactions											(263,536)				(185,460)
			Total Increase (Decrease) in Net Assets								(372,705)				188,955

Net Assets(b)
Beginning of period											2,551,843				2,362,888
End of period .											$2,179,138				$2,551,843

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$15,754		$16,190		$ 136,702		$2,524		$3,268		$11,447		$10,983		$33,882
Reinvested	3,769		11,547		97,832		651		1,070		3,835		2,789		5,304
Redeemed	(25,195)		(26,628) )		(472,065		(4,969)		(12,574)		(27,112)		(27,415)		(25,125)
Net Increase (Decrease)	$(5,672	) $	1,109		$ (237,531)		$(1,794	) $	(8,236	) $	(11,830	) $	(13,643	) $	14,061
Shares:
Sold	981		1,038		8,525		160		206		724		691		2,118
Reinvested	237		750		6,184		42		68		245		178		336
Redeemed	(1,574)		(1,710)		(29,706)		(315)		(782)		(1,722)		(1,726)		(1,570)
Net Increase (Decrease)	(356)		78		(14,997)		(113)		(508)		(753)		(857)		884
Year Ended October 31, 2017
Dollars:
Sold	$14,776		$23,113		$ 219,490		$2,691		$4,361		$16,459		$12,156		$23,332
Reinvested	2,854		8,951		85,008		653		855		3,328		2,906		5,496
Redeemed	(11,386)		(29,025)		(416,367)		(6,137)		(4,882)		(24,576)		(24,305)		(95,211)
Net Increase (Decrease)	$6,244		$3,039		$ (111,869)		$(2,793	) $	334		$(4,789	) $	(9,243	) $	(66,383)
Shares:
Sold	1,015		1,641		15,162		187		304		1,142		838		1,598
Reinvested	208		671		6,208		48		63		246		213		403
Redeemed	(775)		(2,051)		(28,650)		(416)		(338)		(1,719)		(1,684)		(6,730)
Net Increase (Decrease)	448		261		(7,280)		(181)		29		(331)		(633)		(4,729)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(3,828	) $	(11,550	) $	(97,832	) $	(651	) $	(1,071	) $	(3,838	) $	(2,789	) $	(5,304)
Total Dividends and Distributions	$(3,828	) $	(11,550	) $	(97,832	) $	(651	) $	(1,071	) $	(3,838	) $	(2,789	) $	(5,304)
Year Ended October 31, 2017
From net investment income	$(754	) $	(2,397	) $	(26,816	) $	(110	) $	(163	) $	(762	) $	(745	) $	(1,353)
From net realized gain on investments	(2,135)		(6,557)		(58,192)		(543)		(700)		(2,566)		(2,161)		(4,143)
Total Dividends and Distributions	$(2,889	) $	(8,954	) $	(85,008	) $	(653	) $	(863	) $	(3,328	) $	(2,906	) $	(5,496)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $33,100 from net investment income and $76,997 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $4,712.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Principal LifeTime 2055 Fund
					Year Ended				Year Ended
					October 31, 2018				October 31, 2017
Operations
Net investment income (loss)							$8,523				$4,473
Net realized gain (loss) on investments .							17,405				6,662
Net change in unrealized appreciation/depreciation of investments							(26,346)				57,948
Net Increase (Decrease) in Net Assets Resulting from Operations							(418)				69,083

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments							(13,640)				(12,065)
	Total Dividends and Distributions						(13,640)				(12,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions							30,099				23,861
	Total Increase (Decrease) in Net Assets						16,041				80,879

Net Assets(b)
Beginning of period							386,167				305,288
End of period .							$402,208				$386,167

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$69,312		$965		$1,615		$6,869		$6,121		$15,422
Reinvested	10,910		94		113		1,011		653		859
Redeemed	(56,469)		(1,041)		(1,252)		(8,903)		(10,834)		(5,346)
Net Increase (Decrease)	$23,753		$18		$476		$(1,023	) $	(4,060	) $	10,935
Shares:
Sold	4,993		72		119		507		448		1,128
Reinvested	797		7		9		76		48		64
Redeemed	(4,083)		(78)		(93)		(658)		(799)		(392)
Net Increase (Decrease)	1,707		1		35		(75)		(303)		800
Year Ended October 31, 2017
Dollars:
Sold	$77,477		$1,278		$1,567		$8,984		$6,388		$9,653
Reinvested	9,740		94		94		826		592		719
Redeemed	(65,004)		(1,244)		(880)		(3,786)		(4,652)		(17,985)
Net Increase (Decrease)	$22,213		$128		$781		$6,024		$2,328		$(7,613)
Shares:
Sold	6,283		106		130		739		527		782
Reinvested	836		8		8		73		52		62
Redeemed	(5,274)		(100)		(72)		(319)		(378)		(1,514)
Net Increase (Decrease)	1,845		14		66		493		201		(670)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(10,910	) $	(94	) $	(113	) $	(1,011	) $	(653	) $	(859)
Total Dividends and Distributions	$(10,910	) $	(94	) $	(113	) $	(1,011	) $	(653	) $	(859)
Year Ended October 31, 2017
From net investment income	$(3,586	) $	(21	) $	(21	) $	(238	) $	(183	) $	(232)
From net realized gain on investments	(6,154)		(73)		(73)		(588)		(409)		(487)
Total Dividends and Distributions	$(9,740	) $	(94	) $	(94	) $	(826	) $	(592	) $	(719)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $4,281 from net investment income and $7,784 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $428.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Principal LifeTime 2060 Fund
							Year Ended				Year Ended
							October 31, 2018				October 31, 2017
Operations
Net investment income (loss)									$5,783				$2,455
Net realized gain (loss) on investments .									10,620				1,945
Net change in unrealized appreciation/depreciation of investments									(18,015)				36,849
Net Increase (Decrease) in Net Assets Resulting from Operations									(1,612)				41,249

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments									(7,204)				(5,677)
	Total Dividends and Distributions								(7,204)				(5,677)

Capital Share Transactions
Net increase (decrease) in capital share transactions									42,054				63,653
	Total Increase (Decrease) in Net Assets								33,238				99,225

Net Assets(b)
Beginning of period									254,750				155,525
End of period .									$287,988				$254,750

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$2,995		$80,109		$895		$1,100		$4,612		$3,480		$11,255
Reinvested	214		6,217		33		38		225		173		303
Redeemed	(2,517)		(50,157)		(931)		(895)		(3,645)		(4,337)		(7,113)
Net Increase (Decrease)	$692		$36,169		$(3	) $	243		$1,192		$(684	) $	4,445
Shares:
Sold	208		5,523		63		77		321		242		785
Reinvested	15		436		2		3		16		12		21
Redeemed	(177)		(3,484)		(66)		(63)		(255)		(304)		(495)
Net Increase (Decrease)	46		2,475		(1)		17		82		(50)		311
Year Ended October 31, 2017
Dollars:
Sold	$3,166		$83,885		$808		$935		$4,047		$3,876		$7,978
Reinvested	166		4,847		35		31		172		152		274
Redeemed	(1,181)		(34,435)		(486)		(441)		(1,403)		(2,398)		(6,375)
Net Increase (Decrease)	$2,151		$54,297		$357		$525		$2,816		$1,630		$1,877
Shares:
Sold	248		6,523		65		74		317		303		617
Reinvested	14		403		3		3		14		13		23
Redeemed	(93)		(2,670)		(38)		(35)		(110)		(192)		(493)
Net Increase (Decrease)	169		4,256		30		42		221		124		147

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(214	) $	(6,217	) $	(33	) $	(38	) $	(226	) $	(173	) $	(303)
Total Dividends and Distributions	$(214	) $	(6,217	) $	(33	) $	(38	) $	(226	) $	(173	) $	(303)
Year Ended October 31, 2017
From net investment income	$(59	) $	(2,014	) $	(10	) $	(9	) $	(57	) $	(55	) $	(100)
From net realized gain on investments	(107)		(2,833)		(25)		(22)		(115)		(97)		(174)
Total Dividends and Distributions	$(166	) $	(4,847	) $	(35	) $	(31	) $	(172	) $	(152	) $	(274)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $2,304 from net investment income and $3,373 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $287.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands							Principal LifeTime 2065 Fund

					Year Ended			Period Ended
					October 31, 2018			October 31, 2017(a)
Operations
Net investment income (loss)					$		6		$–
Net realized gain (loss) on investments .							142		–
Net change in unrealized appreciation/depreciation of investments							(407)		3
Net Increase (Decrease) in Net Assets Resulting from Operations							(259)		3

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments							(1)		–
	Total Dividends and Distributions						(1)		–
Capital Share Transactions
Net increase (decrease) in capital share transactions							9,975		60
	Total Increase (Decrease) in Net Assets						9,715		63

Net Assets(c)
Beginning of period							63		–
End of period .					$		9,778		$63

	Institutional			R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$16,754		$118	$231		$1,772	$430	$1,544
Reinvested		1		–	–		–	–	–
Redeemed		(9,498)		(14)	(82)		(172)	(77)	(1,032)
Net Increase (Decrease)		$7,257		$104	$149		$1,600	$353	$512
Shares:
Sold		1,573		11	22		168	39	142
Redeemed		(877)		(1)	(8)		(16)	(7)	(97)
Net Increase (Decrease)		696		10	14		152	32	45
Period Ended October 31, 2017(a)
Dollars:
Sold		$10		$10	$10		$10	$10	$10
Net Increase (Decrease)		$10		$10	$10		$10	$10	$10
Shares:
Sold		1		1	1		1	1	1
Net Increase (Decrease)		1		1	1		1	1	1

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(1	) $	–	$–	$	– $	– $	–
Total Dividends and Distributions		$(1	) $	–	$–	$	– $	– $	–
Period Ended October 31, 2017(a)
From net investment income	$	– $		–	$–	$	– $	– $	–
From net realized gain on investments		–		–	–		–	–	–
Total Dividends and Distributions	$	– $		–	$–	$	– $	– $	–

(a)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $0 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $0.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2015 Fund
		Year Ended		Year Ended
		October 31, 2018		October 31, 2017
Operations
Net investment income (loss)			$855			$364
Net realized gain (loss) on investments .			433			177
Net change in unrealized appreciation/depreciation of investments			(2,011)			2,136
Net Increase (Decrease) in Net Assets Resulting from Operations			(723)			2,677

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(864)			(345)
	Total Dividends and Distributions		(864)			(345)
Capital Share Transactions
Net increase (decrease) in capital share transactions			18,644			19,184
	Total Increase (Decrease) in Net Assets		17,057			21,516

Net Assets(c)
Beginning of period			33,734			12,218
End of period .			$50,791			$33,734

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$7,795	$10,075		$16,294
Reinvested			–	802		62
Redeemed			(481)	(12,302)		(3,601)
Net Increase (Decrease)			$7,314	$(1,425	) $	12,755
Shares:
Sold			713	916		1,486
Reinvested			–	74		6
Redeemed			(44)	(1,126)		(331)
Net Increase (Decrease)			669	(136)		1,161
Year Ended October 31, 2017
Dollars:
Sold			N/A $	27,257		$1,934
Reinvested			N/A	345		–
Redeemed			N/A	(10,254)		(98)
Net Increase (Decrease)			N/A $	17,348		$1,836
Shares:
Sold			N/A	2,635		183
Reinvested			N/A	34		–
Redeemed			N/A	(982)		(9)
Net Increase (Decrease)			N/A	1,687		174

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(802	) $	(62)
Total Dividends and Distributions		$	– $	(802	) $	(62)
Year Ended October 31, 2017
From net investment income			N/A $	(294	) $	–
From net realized gain on investments			N/A	(51)		–
Total Dividends and Distributions			N/A $	(345	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $294 from net investment income and $51 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $111.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2020 Fund
		Year Ended		Year Ended
		October 31, 2018		October 31, 2017
Operations
Net investment income (loss)			$2,802			$1,272
Net realized gain (loss) on investments .			2,217			563
Net change in unrealized appreciation/depreciation of investments			(6,257)			8,987
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,238)			10,822

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(3,141)			(1,250)
	Total Dividends and Distributions		(3,141)			(1,250)
Capital Share Transactions
Net increase (decrease) in capital share transactions			26,444			67,533
	Total Increase (Decrease) in Net Assets		22,065			77,105

Net Assets(c)
Beginning of period			120,657			43,552
End of period .			$142,722			$120,657

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$13,467	$18,289		$35,323
Reinvested			–	2,954		187
Redeemed			(549)	(37,491)		(5,736)
Net Increase (Decrease)			$12,918	$(16,248	) $	29,774
Shares:
Sold			1,204	1,630		3,141
Reinvested			–	265		17
Redeemed			(49)	(3,339)		(507)
Net Increase (Decrease)			1,155	(1,444)		2,651
Year Ended October 31, 2017
Dollars:
Sold			N/A $	70,047		$6,982
Reinvested			N/A	1,250		–
Redeemed			N/A	(10,553)		(193)
Net Increase (Decrease)			N/A $	60,744		$6,789
Shares:
Sold			N/A	6,694		652
Reinvested			N/A	124		–
Redeemed			N/A	(999)		(18)
Net Increase (Decrease)			N/A	5,819		634

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(2,954	) $	(187)
Total Dividends and Distributions		$	– $	(2,954	) $	(187)
Year Ended October 31, 2017
From net investment income			N/A $	(1,081	) $	–
From net realized gain on investments			N/A	(169)		–
Total Dividends and Distributions			N/A $	(1,250	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $1,081 from net investment income and $169 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $301.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2025 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$2,025			$520
Net realized gain (loss) on investments .			1,718			252
Net change in unrealized appreciation/depreciation of investments			(5,579)			6,123
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,836)			6,895

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(2,132)			(449)
	Total Dividends and Distributions		(2,132)			(449)

Capital Share Transactions
Net increase (decrease) in capital share transactions			38,564			70,286
	Total Increase (Decrease) in Net Assets		34,596			76,732

Net Assets(c)
Beginning of period			89,606			12,874
End of period .			$124,202			$89,606

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$15,418	$20,084		$28,758
Reinvested			–	1,861		271
Redeemed			(1,078)	(22,116)		(4,634)
Net Increase (Decrease)			$14,340	$(171	) $	24,395
Shares:
Sold			1,340	1,749		2,485
Reinvested			–	162		24
Redeemed			(93)	(1,924)		(403)
Net Increase (Decrease)			1,247	(13)		2,106
Year Ended October 31, 2017
Dollars:
Sold			N/A $	63,037		$11,706
Reinvested			N/A	449		–
Redeemed			N/A	(4,555)		(351)
Net Increase (Decrease)			N/A $	58,931		$11,355
Shares:
Sold			N/A	5,898		1,074
Reinvested			N/A	44		–
Redeemed			N/A	(426)		(32)
Net Increase (Decrease)			N/A	5,516		1,042

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(1,861	) $	(271)
Total Dividends and Distributions		$	– $	(1,861	) $	(271)
Year Ended October 31, 2017
From net investment income			N/A $	(414	) $	–
From net realized gain on investments			N/A	(35)		–
Total Dividends and Distributions			N/A $	(449	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $414 from net investment income and $35 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $124.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2030 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$2,620			$1,081
Net realized gain (loss) on investments .			2,717			602
Net change in unrealized appreciation/depreciation of investments			(7,770)			10,939
Net Increase (Decrease) in Net Assets Resulting from Operations			(2,433)			12,622

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(3,110)			(1,245)
	Total Dividends and Distributions		(3,110)			(1,245)

Capital Share Transactions
Net increase (decrease) in capital share transactions			47,047			60,203
	Total Increase (Decrease) in Net Assets		41,504			71,580

Net Assets(c)
Beginning of period			117,370			45,790
End of period .			$158,874			$117,370

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$12,593	$22,848		$48,096
Reinvested			–	2,796		314
Redeemed			(536)	(34,838)		(4,226)
Net Increase (Decrease)			$12,057	$(9,194	) $	44,184
Shares:
Sold			1,076	1,955		4,091
Reinvested			–	240		27
Redeemed			(46)	(2,982)		(362)
Net Increase (Decrease)			1,030	(787)		3,756
Year Ended October 31, 2017
Dollars:
Sold			N/A $	56,142		$12,298
Reinvested			N/A	1,245		–
Redeemed			N/A	(8,316)		(1,166)
Net Increase (Decrease)			N/A $	49,071		$11,132
Shares:
Sold			N/A	5,226		1,116
Reinvested			N/A	121		–
Redeemed			N/A	(768)		(104)
Net Increase (Decrease)			N/A	4,579		1,012

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(2,796	) $	(314)
Total Dividends and Distributions		$	– $	(2,796	) $	(314)
Year Ended October 31, 2017
From net investment income			N/A $	(1,008	) $	–
From net realized gain on investments			N/A	(237)		–
Total Dividends and Distributions			N/A $	(1,245	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $1,008 from net investment income and $237 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $130.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2035 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$1,554			$365
Net realized gain (loss) on investments .			1,910			278
Net change in unrealized appreciation/depreciation of investments			(4,977)			5,642
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,513)			6,285

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(1,701)			(365)
	Total Dividends and Distributions		(1,701)			(365)

Capital Share Transactions
Net increase (decrease) in capital share transactions			30,252			53,357
	Total Increase (Decrease) in Net Assets		27,038			59,277

Net Assets(c)
Beginning of period			69,159			9,882
End of period .			$96,197			$69,159

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$8,973	$16,630		$24,301
Reinvested			–	1,413		287
Redeemed			(376)	(18,939)		(2,037)
Net Increase (Decrease)			$8,597	$(896	) $	22,551
Shares:
Sold			750	1,386		2,010
Reinvested			–	119		24
Redeemed			(31)	(1,579)		(170)
Net Increase (Decrease)			719	(74)		1,864
Year Ended October 31, 2017
Dollars:
Sold			N/A $	45,850		$11,974
Reinvested			N/A	365		–
Redeemed			N/A	(4,310)		(522)
Net Increase (Decrease)			N/A $	41,905		$11,452
Shares:
Sold			N/A	4,207		1,072
Reinvested			N/A	35		–
Redeemed			N/A	(395)		(46)
Net Increase (Decrease)			N/A	3,847		1,026

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(1,414	) $	(287)
Total Dividends and Distributions		$	– $	(1,414	) $	(287)
Year Ended October 31, 2017
From net investment income			N/A $	(321	) $	–
From net realized gain on investments			N/A	(44)		–
Total Dividends and Distributions			N/A $	(365	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $321 from net investment income and $44 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $50.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2040 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$1,858			$555
Net realized gain (loss) on investments .			2,489			415
Net change in unrealized appreciation/depreciation of investments			(5,670)			7,827
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,323)			8,797

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(2,143)			(675)
	Total Dividends and Distributions		(2,143)			(675)

Capital Share Transactions
Net increase (decrease) in capital share transactions			29,263			50,517
	Total Increase (Decrease) in Net Assets		25,797			58,639

Net Assets(c)
Beginning of period			82,421			23,782
End of period .			$108,218			$82,421

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$7,312	$16,752		$24,512
Reinvested			–	1,764		379
Redeemed			(125)	(18,295)		(3,036)
Net Increase (Decrease)			$7,187	$221		$21,855
Shares:
Sold			604	1,387		2,011
Reinvested			–	147		32
Redeemed			(10)	(1,509)		(249)
Net Increase (Decrease)			594	25		1,794
Year Ended October 31, 2017
Dollars:
Sold			N/A $	40,172		$15,149
Reinvested			N/A	675		–
Redeemed			N/A	(5,236)		(243)
Net Increase (Decrease)			N/A $	35,611		$14,906
Shares:
Sold			N/A	3,657		1,347
Reinvested			N/A	65		–
Redeemed			N/A	(478)		(22)
Net Increase (Decrease)			N/A	3,244		1,325

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(1,764	) $	(379)
Total Dividends and Distributions		$	– $	(1,764	) $	(379)
Year Ended October 31, 2017
From net investment income			N/A $	(519	) $	–
From net realized gain on investments			N/A	(156)		–
Total Dividends and Distributions			N/A $	(675	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $519 from net investment income and $156 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $52.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2045 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$919			$193
Net realized gain (loss) on investments .			1,345			159
Net change in unrealized appreciation/depreciation of investments			(3,107)			3,860
Net Increase (Decrease) in Net Assets Resulting from Operations			(843)			4,212

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(1,034)			(207)
	Total Dividends and Distributions		(1,034)			(207)

Capital Share Transactions
Net increase (decrease) in capital share transactions			16,471			33,223
	Total Increase (Decrease) in Net Assets		14,594			37,228

Net Assets(c)
Beginning of period			43,465			6,237
End of period .			$58,059			$43,465

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$3,754	$10,228		$12,952
Reinvested			–	895		139
Redeemed			(323)	(9,995)		(1,179)
Net Increase (Decrease)			$3,431	$1,128		$11,912
Shares:
Sold			307	834		1,047
Reinvested			–	74		12
Redeemed			(26)	(814)		(96)
Net Increase (Decrease)			281	94		963
Year Ended October 31, 2017
Dollars:
Sold			N/A $	29,976		$5,571
Reinvested			N/A	207		–
Redeemed			N/A	(2,495)		(36)
Net Increase (Decrease)			N/A $	27,688		$5,535
Shares:
Sold			N/A	2,712		491
Reinvested			N/A	20		–
Redeemed			N/A	(226)		(3)
Net Increase (Decrease)			N/A	2,506		488

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(895	) $	(139)
Total Dividends and Distributions		$	– $	(895	) $	(139)
Year Ended October 31, 2017
From net investment income			N/A $	(181	) $	–
From net realized gain on investments			N/A	(26)		–
Total Dividends and Distributions			N/A $	(207	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $181 from net investment income and $26 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $16.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2050 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$822			$280
Net realized gain (loss) on investments .			1,248			218
Net change in unrealized appreciation/depreciation of investments			(3,022)			4,197
Net Increase (Decrease) in Net Assets Resulting from Operations			(952)			4,695

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(1,002)			(368)
	Total Dividends and Distributions		(1,002)			(368)

Capital Share Transactions
Net increase (decrease) in capital share transactions			18,957			21,484
	Total Increase (Decrease) in Net Assets		17,003			25,811

Net Assets(c)
Beginning of period			38,414			12,603
End of period .			$55,417			$38,414

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$3,533	$11,564		$12,011
Reinvested			–	919		83
Redeemed			(137)	(7,707)		(1,309)
Net Increase (Decrease)			$3,396	$4,776		$10,785
Shares:
Sold			286	936		966
Reinvested			–	75		7
Redeemed			(11)	(626)		(105)
Net Increase (Decrease)			275	385		868
Year Ended October 31, 2017
Dollars:
Sold			N/A $	20,169		$3,039
Reinvested			N/A	368		–
Redeemed			N/A	(2,029)		(63)
Net Increase (Decrease)			N/A $	18,508		$2,976
Shares:
Sold			N/A	1,817		269
Reinvested			N/A	35		–
Redeemed			N/A	(179)		(5)
Net Increase (Decrease)			N/A	1,673		264

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(919	) $	(83)
Total Dividends and Distributions		$	– $	(919	) $	(83)
Year Ended October 31, 2017
From net investment income			N/A $	(274	) $	–
From net realized gain on investments			N/A	(94)		–
Total Dividends and Distributions			N/A $	(368	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $274 from net investment income and $94 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $15.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2055 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$241			$48
Net realized gain (loss) on investments .			376			41
Net change in unrealized appreciation/depreciation of investments			(984)			1,044
Net Increase (Decrease) in Net Assets Resulting from Operations			(367)			1,133

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(272)			(51)
	Total Dividends and Distributions		(272)			(51)

Capital Share Transactions
Net increase (decrease) in capital share transactions			7,243			8,405
	Total Increase (Decrease) in Net Assets		6,604			9,487

Net Assets(c)
Beginning of period			11,401			1,914
End of period .			$18,005			$11,401

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$1,295	$5,470		$3,578
Reinvested			–	256		16
Redeemed			(74)	(2,933)		(365)
Net Increase (Decrease)			$1,221	$2,793		$3,229
Shares:
Sold			105	436		285
Reinvested			–	20		1
Redeemed			(6)	(235)		(29)
Net Increase (Decrease)			99	221		257
Year Ended October 31, 2017
Dollars:
Sold			N/A $	8,194		$673
Reinvested			N/A	51		–
Redeemed			N/A	(471)		(42)
Net Increase (Decrease)			N/A $	7,774		$631
Shares:
Sold			N/A	727		59
Reinvested			N/A	5		–
Redeemed			N/A	(42)		(4)
Net Increase (Decrease)			N/A	690		55

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(256	) $	(16)
Total Dividends and Distributions		$	– $	(256	) $	(16)
Year Ended October 31, 2017
From net investment income			N/A $	(45	) $	–
From net realized gain on investments			N/A	(6)		–
Total Dividends and Distributions			N/A $	(51	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $45 from net investment income and $6 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $4.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid 2060 Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$47			$10
Net realized gain (loss) on investments .			75			14
Net change in unrealized appreciation/depreciation of investments			(307)			196
Net Increase (Decrease) in Net Assets Resulting from Operations			(185)			220

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(56)			(11)
	Total Dividends and Distributions		(56)			(11)

Capital Share Transactions
Net increase (decrease) in capital share transactions			3,755			1,230
	Total Increase (Decrease) in Net Assets		3,514			1,439

Net Assets(c)
Beginning of period			1,890			451
End of period .			$5,404			$1,890

			Class J	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$489	$2,406		$1,981
Reinvested			–	55		1
Redeemed			(18)	(893)		(266)
Net Increase (Decrease)			$471	$1,568		$1,716
Shares:
Sold			38	192		157
Reinvested			–	4		–
Redeemed			(1)	(71)		(21)
Net Increase (Decrease)			37	125		136
Year Ended October 31, 2017
Dollars:
Sold			N/A $	1,547		$109
Reinvested			N/A	11		–
Redeemed			N/A	(366)		(70)
Net Increase (Decrease)			N/A $	1,192		$39
Shares:
Sold			N/A	137		10
Reinvested			N/A	1		–
Redeemed			N/A	(31)		(6)
Net Increase (Decrease)			N/A	107		4

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(55	) $	(1)
Total Dividends and Distributions		$	– $	(55	) $	(1)
Year Ended October 31, 2017
From net investment income			N/A $	(9	) $	–
From net realized gain on investments			N/A	(2)		–
Total Dividends and Distributions			N/A $	(11	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $9 from net investment income and $2 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Principal LifeTime Hybrid 2065 Fund

	Year Ended		Period Ended
October 31, 2018			October 31, 2017(b)
Operations
Net investment income (loss)		$4		$–
Net realized gain (loss) on investments .		2		–
Net change in unrealized appreciation/depreciation of investments		(253)		1
Net Increase (Decrease) in Net Assets Resulting from Operations		(247)		1

Capital Share Transactions
Net increase (decrease) in capital share transactions		4,657		20
Total Increase (Decrease) in Net Assets		4,410		21

Net Assets(c)
Beginning of period		21		–
End of period .		$4,431		$21

		Class J	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold		$439	$94	$4,334
Redeemed		(16)	(14)	(180)
Net Increase (Decrease)		$423	$80	$4,154
Shares:
Sold		40	8	402
Redeemed		(1)	(1)	(17)
Net Increase (Decrease)		39	7	385
Period Ended October 31, 2017(b)
Dollars:
Sold		N/A $	10	$10
Net Increase (Decrease)		N/A $	10	$10
Shares:
Sold		N/A	1	1
Net Increase (Decrease)		N/A	1	1

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$	– $	– $	–
Total Dividends and Distributions	$	– $	– $	–
Period Ended October 31, 2017(b)
From net investment income		N/A $	– $	–
From net realized gain on investments		N/A	–	–
Total Dividends and Distributions		N/A $	– $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $0.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Principal LifeTime Hybrid Income Fund
		Year Ended		Year Ended
	October 31, 2018			October 31, 2017
Operations
Net investment income (loss)			$585			$300
Net realized gain (loss) on investments .			174			50
Net change in unrealized appreciation/depreciation of investments			(1,014)			852
Net Increase (Decrease) in Net Assets Resulting from Operations			(255)			1,202

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(562)			(209)
	Total Dividends and Distributions		(562)			(209)

Capital Share Transactions
Net increase (decrease) in capital share transactions			2,958			14,292
	Total Increase (Decrease) in Net Assets		2,141			15,285

Net Assets(c)
Beginning of period			24,069			8,784
End of period .			$26,210			$24,069

			Class J Institutional			R-6
Capital Share Transactions:
Year Ended October 31, 2018(a)
Dollars:
Sold			$3,109	$4,386		$8,093
Reinvested			–	507		55
Redeemed			(23)	(11,726)		(1,443)
Net Increase (Decrease)			$3,086	$(6,833	) $	6,705
Shares:
Sold			300	422		780
Reinvested			–	49		5
Redeemed			(2)	(1,127)		(139)
Net Increase (Decrease)			298	(656)		646
Year Ended October 31, 2017
Dollars:
Sold			N/A $	18,122		$2,433
Reinvested			N/A	209		–
Redeemed			N/A	(6,217)		(255)
Net Increase (Decrease)			N/A $	12,114		$2,178
Shares:
Sold			N/A	1,796		238
Reinvested			N/A	21		–
Redeemed			N/A	(616)		(25)
Net Increase (Decrease)			N/A	1,201		213

Distributions:
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments		$	– $	(507	) $	(55)
Total Dividends and Distributions		$	– $	(507	) $	(55)
Year Ended October 31, 2017
From net investment income			N/A $	(203	) $	–
From net realized gain on investments			N/A	(6)		–
Total Dividends and Distributions			N/A $	(209	) $	–

(a)	Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $203 from net investment income and $6 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $128.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

									Principal LifeTime Strategic Income
Amounts in thousands											Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$13,708				$13,208
Net realized gain (loss) on investments .											20,259				14,126
Net change in unrealized appreciation/depreciation of investments											(37,359)				15,738
Net Increase (Decrease) in Net Assets Resulting from Operations											(3,392)				43,072

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments											(25,464)				(15,636)
			Total Dividends and Distributions								(25,464)				(15,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(111,083)				(136,797)
			Total Increase (Decrease) in Net Assets								(139,939)				(109,361)

Net Assets(b)
Beginning of period											577,431				686,792
End of period .											$437,492				$577,431

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$2,406		$2,298		$28,107		$441		$510		$4,531		$2,292		$5,122
Reinvested	749		3,476		18,453		133		167		921		470		1,074
Redeemed	(6,629)		(12,883)		(135,664)		(669)		(802)		(9,145)		(5,459)		(10,982)
Net Increase (Decrease)	$(3,474	) $	(7,109	) $	(89,104	) $	(95	) $	(125	) $	(3,693	) $	(2,697	) $	(4,786)
Shares:
Sold	193		185		2,266		35		41		370		186		415
Reinvested	59		280		1,480		11		14		74		38		86
Redeemed	(524)		(1,046)		(10,959)		(54)		(65)		(743)		(444)		(884)
Net Increase (Decrease)	(272)		(581)		(7,213)		(8)		(10)		(299)		(220)		(383)
Year Ended October 31, 2017
Dollars:
Sold	$2,707		$6,131		$42,626		$668		$458		$6,724		$10,872		$7,025
Reinvested	411		1,770		11,688		58		97		486		320		794
Redeemed	(4,319)		(13,931)		(156,027)		(1,491)		(2,498)		(11,243)		(16,231)		(23,892)
Net Increase (Decrease)	$(1,201	) $	(6,030)		$ (101,713)		$(765	) $	(1,943	) $	(4,033	) $	(5,039	) $	(16,073)
Shares:
Sold	217		504		3,463		54		37		545		903		574
Reinvested	34		149		979		5		8		41		27		67
Redeemed	(348)		(1,142)		(12,669)		(122)		(202)		(917)		(1,340)		(1,949)
Net Increase (Decrease)	(97)		(489)		(8,227)		(63)		(157)		(331)		(410)		(1,308)

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(764	) $	(3,478	) $	(18,456	) $	(133	) $	(168	) $	(921	) $	(470	) $	(1,074)
Total Dividends and Distributions	$(764	) $	(3,478	) $	(18,456	) $	(133	) $	(168	) $	(921	) $	(470	) $	(1,074)
Year Ended October 31, 2017
From net investment income	$(343	) $	(1,468	) $	(9,867	) $	(42	) $	(74	) $	(387	) $	(261	) $	(651)
From net realized gain on investments	(79)		(303)		(1,821)		(16)		(23)		(99)		(59)		(143)
Total Dividends and Distributions	$(422	) $	(1,771	) $	(11,688	) $	(58	) $	(97	) $	(486	) $	(320	) $	(794)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $13,093 from net investment income and $2,543 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,696.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands																Real Estate Securities Fund
																Year Ended				Year Ended
																October 31, 2018				October 31, 2017
Operations
Net investment income (loss)																		$66,029				$46,799
Net realized gain (loss) on investments .																		88,081				84,413
Net change in unrealized appreciation/depreciation of investments																		(58,776)				151,051
				Net Increase (Decrease) in Net Assets Resulting from Operations														95,334				282,263

Dividends and Distributions to Shareholders(c)
From net investment income and net realized gain on investments																		(151,297)				(136,770)
										Total Dividends and Distributions								(151,297)				(136,770)

Capital Share Transactions
Net increase (decrease) in capital share transactions																		(2,030)				663,109
								Total Increase (Decrease) in Net Assets										(57,993)				808,602

Net Assets(d)
Beginning of period																3,718,691						2,910,089
End of period .																$3,660,698						$3,718,691

		Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$74,413		$10,309		$5,987		N/A $		793,282		$662		$5,187		$9,380		$ 12,242		$32,666		$ 693,712
Reinvested		8,955		1,506		6,829		N/A		59,681		168		435		1,732		2,196		6,686		45,543
Redeemed		(98,448)		(13,746)		(30,221)		N/A		(983,485)		(2,578)		(10,326)		(23,613)		(32,076)		(44,991)		(534,117)
Net Increase (Decrease)	.	$(15,080	) $	(1,931)		$ (17,405)		N/A		$ (130,522)		$ (1,748)		$ (4,704)		$ (12,501)		$ (17,638)		$(5,639)		$ 205,138
Shares:
Sold		3,220		452		266		N/A		34,428		29		233		414		553		1,472		29,276
Reinvested		383		66		300		N/A		2,547		7		19		76		97		295		1,943
Redeemed		(4,224)		(605)		(1,346)		N/A		(41,865)		(111)		(465)		(1,048)		(1,427)		(1,995)		(22,487)
Net Increase (Decrease)	.	(621)		(87)		(780)		N/A		(4,890)		(75)		(213)		(558)		(777)		(228)		8,732
Year Ended October 31, 2017(b)
Dollars:
Sold		$88,972		$10,251		$9,249		$73,274		$ 1,559,722		$ 1,050		$7,859		$9,556		$14,198		$24,100		$ 1,373,976
Reinvested		10,570		1,434		7,092		3,649		84,008		241		461		2,193		2,646		6,703		4,742
Redeemed		(184,158)		(15,576)		(41,468)		(206,451)		(1,888,488)		(4,527)		(8,656)		(27,405)		(33,436)		(48,851)		(173,821)
Net Increase (Decrease)	.	$(84,616	) $	(3,891)		$ (25,127)		$ (129,528)		$ (244,758)		$ (3,236)		$(336)		$ (15,656)		$ (16,592)		$ (18,048)		$ 1,204,897
Shares:
Sold		3,881		454		416		3,220		68,382		46		360		426		640		1,087		58,497
Reinvested		467		64		322		161		3,702		11		21		99		121		305		199
Redeemed		(8,006)		(690)		(1,868)		(8,938)		(80,999)		(202)		(394)		(1,219)		(1,503)		(2,210)		(7,341)
Net Increase (Decrease)	.	(3,658)		(172)		(1,130)		(5,557)		(8,915)		(145)		(13)		(694)		(742)		(818)		51,355

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments		$(11,306	) $	(1,553	) $	(6,838)		N/A $		(72,239	) $	(168	) $	(727)		$ (1,732)		$(2,196	) $	(6,688	) $	(47,850)
Total Dividends and
Distributions		$(11,306	) $	(1,553	) $	(6,838)		N/A $		(72,239	) $	(168	) $	(727)		$ (1,732)		$(2,196	) $	(6,688	) $	(47,850)
Year Ended October 31, 2017(b)
From net investment income. $		(3,443	) $	(166	) $	(2,219	) $	(1,188	) $	(34,163	) $	(40	) $	(177	) $	(553	) $	(769	) $	(2,156	) $	(4,742)
From net realized gain on
investments		(9,411)		(1,355)		(4,882)		(2,974)		(59,732)		(201)		(531)		(1,640)		(1,877)		(4,551)		–
Total Dividends and
Distributions		$(12,854	) $	(1,521	) $	(7,101	) $	(4,162	) $	(93,895	) $	(241	) $	(708)		$ (2,193)		$(2,646	) $	(6,707	) $	(4,742)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $49,616 from net investment income and $87,154 from net realized gain on investments.
(d)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $11,516.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															SAM Balanced Portfolio
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$106,259				$70,337
Net realized gain (loss) on investments .															353,051				274,302
Net change in unrealized appreciation/depreciation of investments															(450,593)				296,722
			Net Increase (Decrease) in Net Assets Resulting from Operations												8,717				641,361

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(341,973)				(164,504)
							Total Dividends and Distributions								(341,973)				(164,504)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(94,656)				(349,380)
							Total Increase (Decrease) in Net Assets								(427,912)				127,477

Net Assets(c)
Beginning of period															4,886,675				4,759,198
End of period .															$4,458,763				$4,886,675

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$ 133,692 $		58,494		$91,186		N/A $		88,862		$755		$448		$3,957		$5,134		$5,325
Reinvested	144,785		46,150		81,484		N/A		58,158		207		257		2,249		2,134		4,000
Redeemed	(298,510)		(144,555)		(166,205)		N/A		(158,209)		(1,251)		(783)		(8,813)		(15,062)		(28,545)
Net Increase (Decrease)	$(20,033	) $	(39,911	) $	6,465		N/A $		(11,189	) $	(289	) $	(78	) $	(2,607	) $	(7,794	) $	(19,220)
Shares:
Sold	8,289		3,678		5,839		N/A		5,608		48		28		250		326		338
Reinvested	9,022		2,920		5,248		N/A		3,681		13		16		143		135		253
Redeemed	(18,506)		(9,113)		(10,683)		N/A		(9,979)		(78)		(49)		(560)		(953)		(1,817)
Net Increase (Decrease)	(1,195)		(2,515)		404		N/A		(690)		(17)		(5)		(167)		(492)		(1,226)
Year Ended October 31, 2017
Dollars:
Sold	$ 145,494 $		66,411		$111,856		$10,817		$84,588		$952		$258		$6,155		$8,124		$49,835
Reinvested	69,067		20,327		37,843		388		29,293		88		149		1,178		1,126		3,647
Redeemed	(347,980)		(169,109)		(157,972)		(23,363)		(162,070)		(513)		(1,937)		(49,995)		(11,328)		(72,709)
Net Increase (Decrease)	$ (133,419) $		(82,371	) $	(8,273	) $	(12,158	) $	(48,189	) $	527		$(1,530	) $	(42,662	) $	(2,078	) $	(19,227)
Shares:
Sold	9,291		4,316		7,397		709		5,431		62		17		401		533		3,313
Reinvested	4,560		1,372		2,573		26		1,957		6		10		79		76		245
Redeemed	(22,236)		(10,924)		(10,408)		(1,497)		(10,484)		(34)		(126)		(3,339)		(730)		(4,642)
Net Increase (Decrease)	(8,385)		(5,236)		(438)		(762)		(3,096)		34		(99)		(2,859)		(121)		(1,084)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments.	$ (146,780)		$(46,449	) $	(81,645)		N/A $		(58,252	) $	(207	) $	(257	) $	(2,249	) $	(2,134	) $	(4,000)
Total Dividends and
Distributions	$ (146,780) $		(46,449	) $	(81,645)		N/A $		(58,252	) $	(207	) $	(257	) $	(2,249	) $	(2,134	) $	(4,000)
Year Ended October 31, 2017
From net investment income	$(30,076	) $	(5,919	) $	(17,497	) $	(155	) $	(14,069	) $	(29	) $	(52	) $	(429	) $	(474	) $	(1,588)
From net realized gain on
investments	(39,949)		(14,747)		(20,441)		(237)		(15,226)		(59)		(97)		(749)		(652)		(2,059)
Total Dividends and
Distributions	$(70,025	) $	(20,666	) $	(37,938	) $	(392	) $	(29,295	) $	(88	) $	(149	) $	(1,178	) $	(1,126	) $	(3,647)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $70,288 from net investment income and $94,216 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,644.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													SAM Conservative Balanced Portfolio
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$44,539				$35,171
Net realized gain (loss) on investments .															85,752				52,781
Net change in unrealized appreciation/depreciation of investments															(137,727)				87,411
			Net Increase (Decrease) in Net Assets Resulting from Operations												(7,436)				175,363

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(88,557)				(53,375)
							Total Dividends and Distributions								(88,557)				(53,375)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(37,055)				(51,239)
							Total Increase (Decrease) in Net Assets								(133,048)				70,749

Net Assets(c)
Beginning of period															1,806,744				1,735,995
End of period .															$1,673,696				$1,806,744

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$57,361		$23,975		$95,561		N/A $		31,379		$834		$134		$3,203		$5,911		$5,955
Reinvested	25,070		10,538		32,533		N/A		16,780		123		28		581		1,049		1,266
Redeemed	(98,804)		(47,849)		(108,004)		N/A		(66,750)		(1,637)		(279)		(3,977)		(6,567)		(15,469)
Net Increase (Decrease)	$(16,373	) $	(13,336	) $	20,090		N/A $		(18,591	) $	(680	) $	(117	) $	(193	) $	393		$(8,248)
Shares:
Sold	4,679		1,977		7,889		N/A		2,596		69		11		266		483		495
Reinvested	2,043		867		2,687		N/A		1,381		10		2		48		86		104
Redeemed	(8,068)		(3,953)		(8,942)		N/A		(5,505)		(135)		(23)		(329)		(542)		(1,284)
Net Increase (Decrease)	(1,346)		(1,109)		1,634		N/A		(1,528)		(56)		(10)		(15)		27		(685)
Year Ended October 31, 2017
Dollars:
Sold	$74,908		$27,297		$92,151		$2,641		$49,502		$628		$97		$3,587		$9,410		$8,192
Reinvested	15,102		5,847		18,822		212		10,729		65		29		390		594		1,082
Redeemed	(109,039)		(59,407)		(88,335)		(11,617)		(71,502)		(142)		(759)		(9,059)		(5,697)		(16,967)
Net Increase (Decrease)	$(19,029	) $	(26,263	) $	22,638		$(8,764	) $	(11,271	) $	551		$(633	) $	(5,082	) $	4,307		$(7,693)
Shares:
Sold	6,228		2,301		7,779		224		4,114		53		8		303		802		697
Reinvested	1,279		503		1,612		18		916		6		3		34		51		93
Redeemed	(9,040)		(4,987)		(7,435)		(966)		(6,014)		(12)		(63)		(770)		(475)		(1,412)
Net Increase (Decrease)	(1,533)		(2,183)		1,956		(724)		(984)		47		(52)		(433)		378		(622)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(25,522	) $	(10,628	) $	(32,562)		N/A $		(16,797	) $	(123	) $	(29	) $	(581	) $	(1,049	) $	(1,266)
Total Dividends and
Distributions	$(25,522	) $	(10,628	) $	(32,562)		N/A $		(16,797	) $	(123	) $	(29	) $	(581	) $	(1,049	) $	(1,266)
Year Ended October 31, 2017
From net investment income	$(10,270	) $	(3,258	) $	(12,912	) $	(122	) $	(7,447	) $	(40	) $	(17	) $	(243	) $	(396	) $	(718)
From net realized gain on
investments	(5,206)		(2,702)		(5,926)		(90)		(3,282)		(25)		(12)		(147)		(198)		(364)
Total Dividends and
Distributions	$(15,476	) $	(5,960	) $	(18,838	) $	(212	) $	(10,729	) $	(65	) $	(29	) $	(390	) $	(594	) $	(1,082)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $35,423 from net investment income and $17,952 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,560.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													SAM Conservative Growth Portfolio
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$66,257				$35,160
Net realized gain (loss) on investments .															347,178				232,794
Net change in unrealized appreciation/depreciation of investments															(401,039)				277,827
			Net Increase (Decrease) in Net Assets Resulting from Operations												12,396				545,781

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(262,357)				(99,618)
							Total Dividends and Distributions								(262,357)				(99,618)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(6,417)				(215,462)
							Total Increase (Decrease) in Net Assets								(256,378)				230,701

Net Assets(c)
Beginning of period															3,229,419				2,998,718
End of period .															$2,973,041				$3,229,419

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$97,666		$42,419		$49,829		N/A $		41,955		$288		$148		$5,082		$3,413		$7,361
Reinvested	121,339		41,609		48,438		N/A		42,212		176		166		1,651		1,254		3,272
Redeemed	(212,550)		(96,872)		(77,014)		N/A		(90,349)		(2,324)		(937)		(3,507)		(8,445)		(22,697)
Net Increase (Decrease)	$6,455		$(12,844	) $	21,253		N/A $		(6,182	) $	(1,860	) $	(623	) $	3,226		$(3,778	) $	(12,064)
Shares:
Sold	5,283		2,453		2,770		N/A		2,299		17		8		283		187		411
Reinvested	6,603		2,439		2,728		N/A		2,345		10		9		93		70		183
Redeemed	(11,437)		(5,609)		(4,296)		N/A		(4,973)		(128)		(51)		(198)		(471)		(1,270)
Net Increase (Decrease)	449		(717)		1,202		N/A		(329)		(101)		(34)		178		(214)		(676)
Year Ended October 31, 2017
Dollars:
Sold	$92,407		$39,580		$65,417		$6,437		$51,408		$493		$191		$3,476		$4,408		$10,570
Reinvested	46,045		13,952		17,724		231		17,476		74		123		668		536		1,847
Redeemed	(227,418)		(106,986)		(80,883)		(13,430)		(108,259)		(392)		(2,757)		(14,959)		(7,350)		(26,091)
Net Increase (Decrease)	$(88,966	) $	(53,454	) $	2,258		$(6,762	) $	(39,375	) $	175		$(2,443	) $	(10,815	) $	(2,406	) $	(13,674)
Shares:
Sold	5,226		2,403		3,836		378		2,918		28		11		203		262		630
Reinvested	2,749		890		1,093		14		1,065		5		8		42		33		113
Redeemed	(12,831)		(6,464)		(4,734)		(763)		(6,242)		(23)		(161)		(890)		(419)		(1,481)
Net Increase (Decrease)	(4,856)		(3,171)		195		(371)		(2,259)		10		(142)		(645)		(124)		(738)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments.	$ (123,029)		$(41,951	) $	(48,472)		N/A $		(42,385	) $	(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)
Total Dividends and
Distributions	$ (123,029) $		(41,951	) $	(48,472)		N/A $		(42,385	) $	(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)
Year Ended October 31, 2017
From net investment income	$(16,780	) $	(2,701	) $	(6,940	) $	(109	) $	(7,370	) $	(17	) $	(32	) $	(195	) $	(188	) $	(713)
From net realized gain on
investments	(29,837)		(11,570)		(10,806)		(147)		(10,110)		(57)		(91)		(473)		(348)		(1,134)
Total Dividends and
Distributions	$(46,617	) $	(14,271	) $	(17,746	) $	(256	) $	(17,480	) $	(74	) $	(123	) $	(668	) $	(536	) $	(1,847)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $35,045 from net investment income and $64,573 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,922.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															SAM Flexible Income Portfolio
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$74,720				$64,835
Net realized gain (loss) on investments .															109,300				19,511
Net change in unrealized appreciation/depreciation of investments															(190,908)				93,611
			Net Increase (Decrease) in Net Assets Resulting from Operations												(6,888)				177,957

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(93,151)				(75,041)
							Total Dividends and Distributions								(93,151)				(75,041)
Capital Share Transactions
Net increase (decrease) in capital share transactions															(91,321)				123,871
							Total Increase (Decrease) in Net Assets								(191,360)				226,787

Net Assets(c)
Beginning of period															2,758,703				2,531,916
End of period .															$2,567,343				$2,758,703

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$176,014		$42,278		$114,682		N/A $		48,626		$781		$311		$972		$1,653		$1,870
Reinvested	32,629		9,368		41,517		N/A		7,960		45		20		182		184		515
Redeemed	(236,935)		(77,067)		(198,345)		N/A		(47,487)		(623)		(148)		(1,617)		(2,008)		(6,698)
Net Increase (Decrease)	$(28,292	) $	(25,421	) $	(42,146)		N/A $		9,099		$203		$183		$(463	) $	(171	) $	(4,313)
Shares:
Sold	14,197		3,445		9,310		N/A		3,937		63		25		80		135		151
Reinvested	2,628		761		3,373		N/A		644		4		2		14		15		42
Redeemed	(19,134)		(6,289)		(16,137)		N/A		(3,845)		(50)		(12)		(131)		(163)		(544)
Net Increase (Decrease)	(2,309)		(2,083)		(3,454)		N/A		736		17		15		(37)		(13)		(351)
Year Ended October 31, 2017
Dollars:
Sold	$209,865		$59,821		$ 234,164		$6,606		$73,007		$936		$66		$1,593		$1,649		$3,607
Reinvested	26,349		7,677		33,202		294		5,884		25		18		175		169		599
Redeemed	(209,024)		(86,022)		(164,981)		(19,160)		(46,687)		(498)		(168)		(3,978)		(2,409)		(8,908)
Net Increase (Decrease)	$27,190		$(18,524)		$ 102,385		$(12,260	) $	32,204		$463		$(84	) $	(2,210	) $	(591	) $	(4,702)
Shares:
Sold	17,124		4,940		19,334		546		5,943		76		5		131		135		300
Reinvested	2,164		639		2,747		24		484		2		2		15		14		49
Redeemed	(17,083)		(7,085)		(13,589)		(1,557)		(3,817)		(41)		(14)		(330)		(197)		(727)
Net Increase (Decrease)	2,205		(1,506)		8,492		(987)		2,610		37		(7)		(184)		(48)		(378)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(33,037	) $	(9,482	) $	(41,603)		N/A $		(8,083	) $	(45	) $	(20	) $	(182	) $	(184	) $	(515)
Total Dividends and
Distributions	$(33,037	) $	(9,482	) $	(41,603)		N/A $		(8,083	) $	(45	) $	(20	) $	(182	) $	(184	) $	(515)
Year Ended October 31, 2017
From net investment income	$(23,240	) $	(6,376	) $	(29,183	) $	(251	) $	(5,205	) $	(21	) $	(15	) $	(148	) $	(145	) $	(516)
From net realized gain on
investments	(3,550)		(1,429)		(4,087)		(49)		(685)		(4)		(3)		(27)		(24)		(83)
Total Dividends and
Distributions	$(26,790	) $	(7,805	) $	(33,270	) $	(300	) $	(5,890	) $	(25	) $	(18	) $	(175	) $	(169	) $	(599)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $65,100 from net investment income and $9,941 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $205.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands													SAM Strategic Growth Portfolio
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$40,694				$20,816
Net realized gain (loss) on investments .															302,203				115,994
Net change in unrealized appreciation/depreciation of investments															(354,289)				226,525
			Net Increase (Decrease) in Net Assets Resulting from Operations												(11,392)				363,335

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(132,976)				(65,783)
							Total Dividends and Distributions								(132,976)				(65,783)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(22,194)				(111,235)
							Total Increase (Decrease) in Net Assets								(166,562)				186,317

Net Assets(c)
Beginning of period															1,981,443				1,795,126
End of period .															$1,814,881				$1,981,443

	Class A		Class C		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$55,482		$21,299		$23,866		N/A $		34,726		$417		$174		$1,778		$3,401		$4,039
Reinvested	66,557		20,996		21,650		N/A		19,347		74		161		797		1,053		1,243
Redeemed	(128,225)		(57,368)		(46,373)		N/A		(48,777)		(1,915)		(402)		(3,166)		(5,434)		(7,594)
Net Increase (Decrease)	$(6,186	) $	(15,073	) $	(857)		N/A $		5,296		$(1,424	) $	(67	) $	(591	) $	(980	) $	(2,312)
Shares:
Sold	2,658		1,116		1,182		N/A		1,693		21		9		88		167		200
Reinvested	3,208		1,112		1,078		N/A		954		4		8		40		52		62
Redeemed	(6,128)		(3,008)		(2,297)		N/A		(2,389)		(94)		(20)		(155)		(269)		(377)
Net Increase (Decrease)	(262)		(780)		(37)		N/A		258		(69)		(3)		(27)		(50)		(115)
Year Ended October 31, 2017
Dollars:
Sold	$56,829		$23,938		$28,179		$2,991		$38,348		$319		$268		$1,889		$3,623		$6,191
Reinvested	33,141		9,537		10,514		114		9,912		67		71		476		442		875
Redeemed	(147,740)		(60,452)		(40,178)		(5,843)		(58,320)		(817)		(429)		(9,555)		(2,575)		(13,050)
Net Increase (Decrease)	$(57,770	) $	(26,977	) $	(1,485	) $	(2,738	) $	(10,060	) $	(431	) $	(90	) $	(7,190	) $	1,490		$(5,984)
Shares:
Sold	2,922		1,347		1,510		162		1,971		16		14		101		190		336
Reinvested	1,814		569		594		7		554		4		4		27		25		49
Redeemed	(7,601)		(3,390)		(2,141)		(304)		(3,069)		(42)		(22)		(518)		(136)		(684)
Net Increase (Decrease)	(2,865)		(1,474)		(37)		(135)		(544)		(22)		(4)		(390)		79		(299)

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(67,496	) $	(21,112	) $	(21,651)		N/A $		(19,389	) $	(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)
Total Dividends and
Distributions	$(67,496	) $	(21,112	) $	(21,651)		N/A $		(19,389	) $	(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)
Year Ended October 31, 2017
From net investment income	$(9,732	) $	(1,253	) $	(3,412	) $	(39	) $	(3,543	) $	(9	) $	(13	) $	(109	) $	(128	) $	(278)
From net realized gain on
investments	(23,821)		(8,485)		(7,123)		(75)		(6,369)		(58)		(58)		(367)		(314)		(597)
Total Dividends and
Distributions	$(33,553	) $	(9,738	) $	(10,535	) $	(114	) $	(9,912	) $	(67	) $	(71	) $	(476	) $	(442	) $	(875)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $18,516 from net investment income and $47,267 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,496.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands														Short-Term Income Fund
												Year Ended						Year Ended
												October 31, 2018					October 31, 2017
Operations
Net investment income (loss)														$96,137		$				74,723
Net realized gain (loss) on investments .														(26,939)						2,252
Net change in unrealized appreciation/depreciation of investments														(46,143)						(4,486)
			Net Increase (Decrease) in Net Assets Resulting from Operations											23,055						72,489

Dividends and Distributions to Shareholders(d)
From net investment income and net realized gain on investments														(95,412)						(74,281)
							Total Dividends and Distributions							(95,412)						(74,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions														643,789				1,113,818
							Total Increase (Decrease) in Net Assets							571,432				1,112,026

Net Assets(e)
Beginning of period														4,214,968				3,102,942
End of period .														$4,786,400				$4,214,968

	Class A		Class C		Class J		Class P(a)		Class T	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2018(b)
Dollars:
Sold	$ 131,418 $		13,182		$21,688		N/A $		–	$ 1,528,497 $		1,336		$442		$6,176		$3,169		$2,627
Reinvested	5,188		688		2,520		N/A		–	84,820		7		30		231		174		192
Redeemed	(165,029)		(26,789)		(37,898)		N/A		(10)	(914,674)		(996)		(962)		(5,584)		(3,975)		(2,679)
Net Increase (Decrease)	$(28,423	) $	(12,919	) $	(13,690)		N/A $		(10)	$ 698,643 $		347		$(490	) $	823		$(632	) $	140
Shares:
Sold	10,883		1,090		1,796		N/A		–	126,637		111		37		510		262		217
Reinvested	430		57		209		N/A		–	7,033		1		2		19		14		16
Redeemed	(13,655)		(2,216)		(3,136)		N/A		(1)	(75,770)		(83)		(80)		(461)		(329)		(221)
Net Increase (Decrease)	(2,342)		(1,069)		(1,131)		N/A		(1)	57,900		29		(41)		68		(53)		12
Year Ended October 31, 2017(c)
Dollars:
Sold	$ 164,697 $		20,722		$31,043		$90,703		$10	$ 1,925,450		$539		$432		$ 21,146		$3,637		$3,609
Reinvested	5,281		622		2,446		1,065		–	61,808		9		26		200		200		169
Redeemed	(184,023)		(30,628)		(37,640)		(226,275)		–	(697,209)		(1,378)		(381)		(28,805)		(7,826)		(5,831)
Net Increase (Decrease)	$(14,045	) $	(9,284	) $	(4,151)		$ (134,507) $		10	$ 1,290,049		$(830	) $	77		$ (7,459)		$ (3,989)		$ (2,053)
Shares:
Sold	13,523		1,699		2,548		7,451		1	158,205		43		35		1,739		298		296
Reinvested	433		51		201		87		–	5,070		1		2		16		17		14
Redeemed	(15,102)		(2,512)		(3,091)		(18,551)		–	(57,234)		(113)		(31)		(2,366)		(642)		(479)
Net Increase (Decrease)	(1,146)		(762)		(342)		(11,013)		1	106,041		(69)		6		(611)		(327)		(169)

Distributions:
Year Ended October 31, 2018(b)
From net investment income and
net realized gain on investments. $	(5,814	) $	(736	) $	(2,542)		N/A $		– $	(85,682	) $	(8	) $	(33	) $	(231	) $	(174	) $	(192)
Total Dividends and
Distributions	$(5,814	) $	(736	) $	(2,542)		N/A $		– $	(85,682	) $	(8	) $	(33	) $	(231	) $	(174	) $	(192)
Year Ended October 31, 2017(c)
From net investment income	$(5,979	) $	(669	) $	(2,463	) $	(1,515	) $	– $	(63,049	) $	(9	) $	(28	) $	(200	) $	(200	) $	(169)
From net realized gain on
investments	–		–		–		–		–	–		–		–		–		–		–
Total Dividends and
Distributions	$(5,979	) $	(669	) $	(2,463	) $	(1,515	) $	– $	(63,049	) $	(9	) $	(28	) $	(200	) $	(200	) $	(169)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Class T shares discontinued operations onAugust 24, 2018.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.
(d)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $74,281 from net investment income.
(e)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $910.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															SmallCap Fund
													Year Ended				Year Ended
											October 31, 2018						October 31, 2017
Operations
Net investment income (loss)											$				868				$(208)
Net realized gain (loss) on investments .															87,791				63,890
Net change in unrealized appreciation/depreciation of investments													(81,274)						62,234
			Net Increase (Decrease) in Net Assets Resulting from Operations												7,385				125,916

Dividends and Distributions to Shareholders(c)
From net investment income and net realized gain on investments													(51,557)						(15,078)
					Total Dividends and Distributions								(51,557)						(15,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions															60,137				(38,780)
					Total Increase (Decrease) in Net Assets										15,965				72,058

Net Assets(d)
Beginning of period													626,460						554,402
End of period .													$642,425						$626,460

	Class A		Class C	Class J	Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$33,280		$ 10,098	$7,815	N/A $		51,471		$412		$2,439		$3,440		$7,643		$9,927		$30,295
Reinvested	17,812		2,854	17,111	N/A		5,542		247		199		1,134		1,256		1,589		2,160
Redeemed	(46,262)		(6,990)	(24,197)	N/A		(32,839)		(1,018)		(11,472)		(6,847)		(5,733)		(7,664)		(3,565)
Net Increase (Decrease)	$4,830		$5,962	$729	N/A $		24,174		$(359)		$ (8,834)		$ (2,273)		$3,166		$3,852		$28,890
Shares:
Sold	1,345		452	329	N/A		1,956		18		108		139		299		380		1,123
Reinvested	778		138	781	N/A		226		11		9		50		53		66		88
Redeemed	(1,916)		(321)	(1,044)	N/A		(1,282)		(43)		(472)		(279)		(229)		(302)		(131)
Net Increase (Decrease)	207		269	66	N/A		900		(14)		(355)		(90)		123		144		1,080
Year Ended October 31, 2017(b)
Dollars:
Sold	$25,151		$8,712	$ 7,353	$15,503		$41,976		$557		$ 3,193		$3,379		$ 5,110		$ 5,325		$22,021
Reinvested	5,307		602	5,393	311		1,728		58		58		336		370		505		–
Redeemed	(58,827)		(8,215)	(28,491)	(28,190)		(43,892)		(743)		(4,199)		(4,944)		(5,665)		(8,289)		(273)
Net Increase (Decrease)	$(28,369	) $	1,099	$ (15,745)	$(12,376	) $	(188	) $	(128	) $	(948)		$ (1,229)		$(185)		$ (2,459)		$21,748
Shares:
Sold	1,123		423	344	653		1,749		26		147		150		222		225		921
Reinvested	238		29	251	13		73		3		3		15		16		21		–
Redeemed	(2,624)		(398)	(1,326)	(1,182)		(1,831)		(35)		(194)		(219)		(243)		(348)		(12)
Net Increase (Decrease)	(1,263)		54	(731)	(516)		(9)		(6)		(44)		(54)		(5)		(102)		909

Distributions:
Year Ended October 31, 2018
From net investment income and
net realized gain on investments.	$(18,155	) $	(2,877)	$ (17,115)	N/A $		(6,027	) $	(247	) $	(997)		$ (1,134)		$ (1,256)		$ (1,589)		$(2,160)
Total Dividends and Distributions $	(18,155	) $	(2,877)	$ (17,115)	N/A $		(6,027	) $	(247	) $	(997)		$ (1,134)		$ (1,256)		$ (1,589)		$(2,160)
Year Ended October 31, 2017(b)
From net investment income	$(955	) $	–	$ (1,345)	$(87	) $	(520	) $	(2	) $	(44	) $	(52	) $	(81	) $	(123	) $	–
From net realized gain on
investments	(4,502)		(613)	(4,053)	(226)		(1,229)		(56)		(235)		(284)		(289)		(382)		–
Total Dividends and Distributions. $	(5,457	) $	(613)	$ (5,398)	$(313	) $	(1,749	) $	(58	) $	(279	) $	(336	) $	(370	) $	(505	) $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $3,209 from net investment income and $11,869 from net realized gain on investments.
(d)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $0.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands												SmallCap Growth Fund I
										Year Ended				Year Ended
										October 31, 2018				October 31, 2017
Operations
Net investment income (loss)												$(9,545)				$(8,966)
Net realized gain (loss) on investments , Foreign currencies and Futures												281,255				182,299
Net change in unrealized appreciation/depreciation of investments and Futures												(137,495)				246,190
	Net Increase (Decrease) in Net Assets Resulting from Operations											134,215				419,523

Dividends and Distributions to Shareholders(a)
From net investment income and net realized gain on investments												(146,800)				(44,070)
				Total Dividends and Distributions								(146,800)				(44,070)

Capital Share Transactions
Net increase (decrease) in capital share transactions												164,254				(185,825)
				Total Increase (Decrease) in Net Assets								151,669				189,628

Net Assets(b)
Beginning of period												1,599,534				1,409,906
End of period .												$1,751,203				$1,599,534

		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold		$14,421		$87,400		$731		$1,223		$5,115		$4,816		$14,922		$ 238,591
Reinvested		7,075		12,397		247		391		1,675		1,174		3,663		118,819
Redeemed		(11,667)		(113,045)		(1,015)		(3,186)		(9,503)		(5,674)		(15,165)		(189,151)
Net Increase (Decrease)		$9,829		$(13,248	) $	(37	) $	(1,572	) $	(2,713	) $	316		$3,420		$ 168,259
Shares:
Sold		1,259		5,868		58		103		398		351		1,032		15,559
Reinvested		656		860		21		34		138		90		270		8,221
Redeemed		(1,044)		(7,529)		(83)		(268)		(753)		(419)		(1,094)		(12,914)
Net Increase (Decrease)		871		(801)		(4)		(131)		(217)		22		208		10,866
Year Ended October 31, 2017
Dollars:
Sold		$8,088		$79,172		$402		$983		$2,834		$3,307		$6,884		$ 1,321,217
Reinvested		1,917		39,430		77		143		563		428		1,128		20
Redeemed		(11,491)		(1,498,804)		(787)		(1,792)		(6,011)		(6,687)		(11,431)		(115,415)
Net Increase (Decrease)		$(1,486)		$ (1,380,202)		$(308	) $	(666	) $	(2,614	) $	(2,952	) $	(3,419)		$ 1,205,822
Shares:
Sold		834		6,344		37		96		260		295		586		99,822
Reinvested		210		3,311		8		15		55		40		100		2
Redeemed		(1,188)		(114,356)		(75)		(175)		(564)		(581)		(957)		(8,634)
Net Increase (Decrease)		(144)		(104,701)		(30)		(64)		(249)		(246)		(271)		91,190

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments		$(7,080	) $	(13,704	) $	(247	) $	(438	) $	(1,675	) $	(1,174	) $	(3,663) $ (118,819)
Total Dividends and Distributions		$(7,080	) $	(13,704	) $	(247	) $	(438	) $	(1,675	) $	(1,174	) $	(3,663) $ (118,819)
Year Ended October 31, 2017
From net investment income	$	– $		– $		– $		– $		– $		– $		– $		–
From net realized gain on investments		(1,918)		(39,776)		(77)		(160)		(563)		(428)		(1,128)		(20)
Total Dividends and Distributions		$(1,918	) $	(39,776	) $	(77	) $	(160	) $	(563	) $	(428	) $	(1,128	) $	(20)

(a)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $44,070 from net realized gain on investments.
(b)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $(3,655).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands									SmallCap S&P 600 Index Fund
									Year Ended				Year Ended
									October 31, 2018				October 31, 2017
Operations
Net investment income (loss)											$12,967				$12,961
Net realized gain (loss) on investments , Foreign currencies and Futures											151,618				97,732
Net change in unrealized appreciation/depreciation of investments and Futures											(100,907)				193,529
Net Increase (Decrease) in Net Assets Resulting from Operations											63,678				304,222

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments											(84,952)				(81,550)
			Total Dividends and Distributions								(84,952)				(81,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions											3,743				(8,024)
			Total Increase (Decrease) in Net Assets								(17,531)				214,648

Net Assets(c)
Beginning of period											1,333,452				1,118,804
End of period .											$1,315,921				$1,333,452

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$17,854		$ 121,530		$3,311		$3,631		$33,406		$18,329		$46,046		$ 128,946
Reinvested	12,278		25,291		767		910		7,117		5,467		11,912		21,195
Redeemed	(26,736)		(173,621)		(4,626)		(8,453)		(51,804)		(38,778)		(71,827)		(78,402)
Net Increase (Decrease)	$3,396		$(26,800	) $	(548	) $	(3,912	) $	(11,281	) $	(14,982	) $	(13,869	) $	71,739
Shares:
Sold	647		4,193		115		124		1,123		611		1,532		4,520
Reinvested	471		921		28		33		255		194		420		772
Redeemed	(989)		(6,223)		(164)		(292)		(1,790)		(1,312)		(2,422)		(2,702)
Net Increase (Decrease)	129		(1,109)		(21)		(135)		(412)		(507)		(470)		2,590
Year Ended October 31, 2017(a)
Dollars:
Sold	$28,176		$ 193,197		$5,103		$6,971		$35,587		$25,989		$53,509		$ 326,613
Reinvested	11,744		41,169		852		1,087		8,102		5,336		13,191		1
Redeemed	(36,181)		(490,956)		(7,169)		(9,832)		(63,322)		(33,054)		(90,940)		(33,197)
Net Increase (Decrease)	$3,739		$ (256,590)		$(1,214	) $	(1,774	) $	(19,633	) $	(1,729	) $	(24,240) $ 293,417
Shares:
Sold	1,131		7,463		198		268		1,337		971		1,998		12,480
Reinvested	471		1,571		33		41		304		198		488		–
Redeemed	(1,466)		(18,771)		(280)		(374)		(2,389)		(1,228)		(3,367)		(1,227)
Net Increase (Decrease)	136		(9,737)		(49)		(65)		(748)		(59)		(881)		11,253

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(12,282	) $	(25,299	) $	(767	) $	(910	) $	(7,117	) $	(5,467	) $	(11,915	) $	(21,195)
Total Dividends and Distributions	$(12,282	) $	(25,299	) $	(767	) $	(910	) $	(7,117	) $	(5,467	) $	(11,915	) $	(21,195)
Year Ended October 31, 2017(a)
From net investment income	$(1,611	) $	(6,717	) $	(52	) $	(84	) $	(790	) $	(650	) $	(1,829	) $	–
From net realized gain on investments	(10,145)		(34,506)		(800)		(1,005)		(7,312)		(4,686)		(11,362)		(1)
Total Dividends and Distributions	$(11,756	) $	(41,223	) $	(852	) $	(1,089	) $	(8,102	) $	(5,336	) $	(13,191	) $	(1)

(a)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $11,733 from net investment income and $69,817 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,464.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															SmallCap Value Fund II
													Year Ended				Year Ended
													October 31, 2018				October 31, 2017
Operations
Net investment income (loss)															$6,024				$4,515
Net realized gain (loss) on investments , Foreign currencies and Futures															185,437				142,571
Net change in unrealized appreciation/depreciation of investments and Futures															(217,421)				107,153
			Net Increase (Decrease) in Net Assets Resulting from Operations												(25,960)				254,239

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments															(119,641)				(78,180)
							Total Dividends and Distributions								(119,641)				(78,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(11,059)				(158,067)
							Total Increase (Decrease) in Net Assets								(156,660)				17,992

Net Assets(c)
Beginning of period															1,237,113				1,219,121
End of period .															$1,080,453				$1,237,113

	Class A		Class J		Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$3,583		$1,228		N/A $		46,901		$337		$664		$1,732		$1,161		$3,416		$ 111,373
Reinvested	722		1,861		N/A		16,095		123		256		1,122		626		2,879		95,329
Redeemed	(2,808)		(2,941)		N/A		(103,475)		(507)		(2,523)		(4,733)		(3,140)		(11,459)		(168,881)
Net Increase (Decrease)	$1,497		$148		N/A $		(40,479	) $	(47	) $	(1,603	) $	(1,879	) $	(1,353	) $	(5,164	) $	37,821
Shares:
Sold	272		95		N/A		3,588		28		53		135		89		259		8,289
Reinvested	54		143		N/A		1,204		10		21		88		48		219		7,134
Redeemed	(211)		(226)		N/A		(7,632)		(43)		(203)		(366)		(240)		(876)		(12,662)
Net Increase (Decrease)	115		12		N/A		(2,840)		(5)		(129)		(143)		(103)		(398)		2,761
Year Ended October 31, 2017
Dollars:
Sold	$7,524		$7,413		$1,661		$122,889		$645		$1,289		$2,261		$1,651		$11,310		$ 989,701
Reinvested	332		1,365		90		72,323		102		193		847		486		1,627		190
Redeemed	(4,168)		(9,928)		(2,043)		(1,251,663)		(1,147)		(1,768)		(6,147)		(3,862)		(8,557)		(92,683)
Net Increase (Decrease)	$3,688		$(1,150	) $	(292)		$ (1,056,451)		$(400	) $	(286	) $	(3,039	) $	(1,725	) $	4,380		$ 897,208
Shares:
Sold	568		571		125		9,290		53		105		177		128		869		77,101
Reinvested	25		104		7		5,405		8		15		66		37		123		14
Redeemed	(321)		(778)		(160)		(96,949)		(96)		(144)		(489)		(302)		(668)		(7,081)
Net Increase (Decrease)	272		(103)		(28)		(82,254)		(35)		(24)		(246)		(137)		324		70,034

Distributions:
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments	$(723	) $	(1,861)		N/A $		(16,621	) $	(123	) $	(357	) $	(1,122	) $	(626	) $	(2,879) $ (95,329)
Total Dividends and
Distributions	$(723	) $	(1,861)		N/A $		(16,621	) $	(123	) $	(357	) $	(1,122	) $	(626	) $	(2,879) $ (95,329)
Year Ended October 31, 2017
From net investment income	$(18	) $	(47	) $	(3	) $	(6,255	) $	– $		– $		(6	) $	(13	) $	(89	) $	(16)
From net realized gain on
investments	(316)		(1,318)		(87)		(66,640)		(102)		(244)		(841)		(473)		(1,538)		(174)
Total Dividends and
Distributions	$(334	) $	(1,365	) $	(90	) $	(72,895	) $	(102	) $	(244	) $	(847	) $	(486	) $	(1,627	) $	(190)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $6,447 from net investment income and $71,733 from net realized gain on investments.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $2,379.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands			Tax-Exempt Bond Fund
	Year Ended				Year Ended
	October 31, 2018				October 31, 2017
Operations
Net investment income (loss)			$13,635				$14,160
Net realized gain (loss) on investments .			(2,506)				(3,761)
Net change in unrealized appreciation/depreciation of investments			(13,427)				(8,004)
Net Increase (Decrease) in Net Assets Resulting from Operations			(2,298)				2,395

Dividends and Distributions to Shareholders(b)
From net investment income and net realized gain on investments			(12,885)				(13,319)
	Total Dividends and Distributions		(12,885)				(13,319)

Capital Share Transactions
Net increase (decrease) in capital share transactions			36,930				(76,158)
	Total Increase (Decrease) in Net Assets		21,747				(87,082)

Net Assets(c)
Beginning of period			344,871				431,953
End of period .			$366,618				$344,871

	Class A		Class C		Class P(a)		Institutional
Capital Share Transactions:
Year Ended October 31, 2018
Dollars:
Sold	$70,532		$6,780		N/A $		55,240
Reinvested	8,818		629		N/A		1,791
Redeemed	(75,608)		(7,098)		N/A		(24,154)
Net Increase (Decrease)	$3,742		$311		N/A $		32,877
Shares:
Sold	9,854		947		N/A		7,752
Reinvested	1,235		88		N/A		252
Redeemed	(10,591)		(990)		N/A		(3,397)
Net Increase (Decrease)	498		45		N/A		4,607
Year Ended October 31, 2017
Dollars:
Sold	$68,510		$6,282		$25,708		$45,478
Reinvested	9,178		651		645		579
Redeemed	(118,816)		(10,786)		(93,793)		(9,794)
Net Increase (Decrease)	$(41,128	) $	(3,853	) $	(67,440	) $	36,263
Shares:
Sold	9,566		868		3,602		6,266
Reinvested	1,279		90		90		80
Redeemed	(16,569)		(1,504)		(13,025)		(1,352)
Net Increase (Decrease)	(5,724)		(546)		(9,333)		4,994

Distributions:
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(10,120	) $	(744)		N/A $		(2,021)
Total Dividends and Distributions	$(10,120	) $	(744)		N/A $		(2,021)
Year Ended October 31, 2017
From net investment income	$(10,868	) $	(797	) $	(961	) $	(693)
From net realized gain on investments	–		–		–		–
Total Dividends and Distributions	$(10,868	) $	(797	) $	(961	) $	(693)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	For the year ended October 31, 2017, dividends and distributions to shareholders totaled $13,319 from net investment income.
(c)	As of October 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,373.

See accompanying notes.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective November 22, 2016, the initial purchases of $10,000 of R-6 shares of High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, SmallCap Fund, and SmallCap S&P 600 Index Fund were made by the Principal Global Investors, LLC (the “Manager”).

Effective June 12, 2017, the initial purchases of $10,000 of Class T shares of Global Diversified Income Fund, High Yield Fund, and Short- Term Income Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of R-6 shares of Global Diversified Income Fund was made by the Manager. Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

Effective September 6, 2017, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 shares of LifeTime 2065 Fund were made by the Manager.

Effective September 6, 2017, the initial purchases of $10,000 of Institutional and R-6 shares of LifeTime Hybrid 2065 Fund were made by the Manager.

Effective December 20, 2017, the initial purchase of $1 of Institutional shares of Government Money Market Fund was made by the Manager.

Effective March 1, 2018, the initial purchases of $10,000 of Class J shares of the following funds were made by the Manager.

Principal LifeTime Hybrid 2015 Fund   Principal LifeTime Hybrid 2035 Fund   Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund   Principal LifeTime Hybrid 2040 Fund   Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund   Principal LifeTime Hybrid 2045 Fund   Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund   Principal LifeTime Hybrid 2050 Fund   Principal LifeTime Hybrid Income Fund

Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations. Effective August 24, 2018, Class T shares were discontinued and liquidated.

Effective October 9, 2018, the initial purchase of $10,000 of Class J shares of Equity Income Fund was made by the Manager.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

1. Organization (continued)

Effective October 12, 2018, Equity Income Fund acquired all the assets and assumed all the liabilities of LargeCap Value Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 40,486,000 shares from LargeCap Value Fund for 8,756,000 shares valued at $274,348,000 of Equity Income Fund at an approximate exchange rate of .22, .21, .21, .22, .22, .22, .22, .21 and .22 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund, with a fair value of approximately $273,482,000 and a cost of $285,580,000 and $997,000 cash were the primary assets acquired by Equity Income Fund on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund were maintained through the reorganization. The aggregate net assets of LargeCap Value Fund and Equity Income Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $274,418,000 ($167,993,000 of accumulated realized gain) and $6,697,654,000 ($293,764,000 of accumulated realized gain), respectively. The aggregate net assets of Equity Income Fund immediately following the acquisition was $6,972,072,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the fiscal year for Equity Income Fund, Equity Income Fund’s pro forma results of operations for the year ended October 31, 2018, would have been $167,345,000 of net investment income, $232,111,000 of net realized and unrealized gain on investments, and $399,456,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund that have been included in Equity Income Fund’s statement of operations since October 12, 2018.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds: Security Valuation. Certain of the Funds, including Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

2. Significant Accounting Policies (continued)

investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31, 2018:

		Finisterre Unconstrained Emerging
Diversified International Fund		Markets Bond Fund		Global Real Estate Securities Fund
Euro	21.4%	Euro	5.3%	Japanese Yen		11.7%
Japanese Yen	16.1			Euro		11.5
British Pound	12.7			Australian Dollar		5.0
Canadian Dollar	9.2
Swiss Franc	6.7

International Emerging Markets Fund		International Fund I			Overseas Fund
Hong Kong Dollar	21.6%	Japanese Yen	20.4%	Euro		29.0%
New Taiwan Dollar	12.0	British Pound	17.0	British Pound		25.3
South Korean Won	11.4	Hong Kong Dollar	13.3	Japanese Yen		17.1
Indian Rupee	9.6	Euro	11.6	Swiss Franc		7.1
Brazilian Real	9.0	Swiss Franc	6.0
Thai Baht	5.1	Australian Dollar	5.2

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

2. Significant Accounting Policies (continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Funds bear directly, each of the Funds may bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the, shorter of the fiscal years from 2015-2017 or commencement of the fund’s operations to 2017.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

2. Significant Accounting Policies (continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At October 31, 2018, International Emerging Markets Fund had a foreign tax refund receivable of $1,645,000 relating to foreign securities.

Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of October 31, 2018, the Funds have adopted the new amendments.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal of applicable disclosures.

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the SEC, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). As of October 31, 2018, MidCap Fund had outstanding borrowings of $15,310,000. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

During the year ended October 31, 2018, funds loaning to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Balance	Annual Interest Rate
Core Plus Bond	$49	2.11%
Diversified International Fund	208	2.17
Equity Income Fund	283	2.10
Global Diversified Income Fund	367	2.30
Global Real Estate Securities Fund	152	2.06
Government & High Quality Bond Fund	43	2.08
High Yield Fund	220	2.91
High Yield Fund I	126	2.95
Income Fund	216	2.06
International Emerging Markets Fund	48	2.56
International Fund I	37	2.11
LargeCap Growth Fund	40	2.13
LargeCap Growth Fund I	158	2.35
LargeCap S&P 500 Index Fund	25	2.70
LargeCap Value Fund III	118	2.09
MidCap Fund	5	2.59
MidCap Growth Fund	6	2.49
MidCap Growth Fund III	98	2.50
MidCap S&P 400 Index Fund	15	2.66
MidCap Value Fund I	38	2.47
MidCap Value Fund III	25	2.31
Overseas Fund	195	2.22
Principal Capital Appreciation Fund	120	2.09
Real Estate Securities Fund	47	2.34
Short-Term Income Fund	84	2.51
SmallCap Growth Fund I	184	2.29
SmallCap S&P 600 Index Fund	34	2.55
SmallCap Value Fund II	120	2.45

During the year ended October 31, 2018, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Interest Rate
California Municipal Fund	$100	2.43%
Finisterre Unconstrained Emerging Markets Bond Fund	9	2.59
High Yield Fund	5	2.76
International Emerging Markets Fund	141	2.24
International Fund I	275	2.22
LargeCap Growth Fund	201	2.17
LargeCap S&P 500 Index Fund	159	2.15
MidCap Growth Fund III	307	2.75
MidCap Fund	3,815	2.28
MidCap S&P 400 Index Fund	97	1.92
MidCap Value Fund III	45	2.63
Real Estate Securities Fund	32	2.00
Tax-Exempt Bond Fund	47	2.34

In addition, the Funds (with the exception of High Yield Fund I) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the year ended October 31, 2018, Global Diversified Income Fund and Inflation Protection Fund borrowed against the line of credit. The average outstanding balance for the liability during the year ended October 31, 2018 was $815,000 at a weighted average annual interest rate of 2.95% for Global Diversified Income Fund and $5,000 at a weighted average annual interest rate of 3.05% for Inflation Protection Fund. As of October 31, 2018, Global Diversified Income Fund had outstanding borrowings of $525,000. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and High Yield Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of October 31, 2018, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged	Net Exposure
Core Plus Bond Fund
Barclays Bank PLC
Foreign Currency Contracts	$37	$(37)	$—
	$37	$(37)	$—	$—	$—
Goldman Sachs & Co
Foreign Currency Contracts	1,009	(268)	741
	$1,009	$(268)	$741	$—	$741
Total OTC	$1,046	$(305)	$741	$—	$741
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Credit Default Swaps	—	(13)	(13)
	$—	$(13)	$(13)	$—	$(13)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged			Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund (continued)
Citigroup Inc
Credit Default Swaps	$—	$(26)	$(26)
Foreign Currency Contracts	29	—	29
	$29	$(26)	$3	$—			$3
HSBC Securities Inc
Credit Default Swaps	71	—	71
Foreign Currency Contracts	169	(59)	110
	$240	$(59)	$181	$—			$181
JPMorgan Chase
Credit Default Swaps	117	—	117
Foreign Currency Contracts	28	(61)	(33)
	$145	$(61)	$84	$—			$84
Total OTC	$414	$(159)	$255	$—			$255
Global Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts	4	(423)	(419)
	$4	$(423)	$(419)	$—			$(419)
Credit Suisse
Credit Default Swaps	—	(17)	(17)
	$—	$(17)	$(17)	$—			$(17)
Goldman Sachs & Co
Currency Swaps	—	(1,535)	(1,535)
Foreign Currency Contracts	361	(2,586)	(2,225)
	$361	$(4,121)	$(3,760)	$3,100		^^	$(660)
JPMorgan Chase
Foreign Currency Contracts	3,281	(541)	2,740
	$3,281	$(541)	$2,740	$(1,320	)^		$1,420
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts	231	(881)	(650)
	$231	$(881)	$(650)	$650		^^	$—
Toronton Dominion Bank
Foreign Currency Contracts	498	(272)	226
	$498	$(272)	$226	$—			$226
Total OTC	$4,375	$(6,255)	$(1,880)	$1,880		^^	$—
Inflation Protection Fund
Barclays Bank PLC
Foreign Currency Contracts	—	(138)	(138)
Purchased Interest Rate Swaptions	576	—	576
Written Interest Rate Swaptions	—	(469)	(469)
	$576	$(607)	$(31)	$—			$(31)
Deutsche Bank AG
Foreign Currency Contracts	56	—	56
Purchased Interest Rate Swaptions	2,504	—	2,504
Written Interest Rate Swaptions	—	(4,160)	(4,160)
	$2,560	$(4,160)	$(1,600)	$2		^^	$(1,598)
Goldman Sachs & Co
Foreign Currency Contracts	41	(27)	14
	$41	$(27)	$14	$—			$14
HSBC Securities Inc
Foreign Currency Contracts	86	(93)	(7)
	$86	$(93)	$(7)	$—			$(7)
JPMorgan Chase
Foreign Currency Contracts	138	(127)	11
Purchased Interest Rate Swaptions	743	—	743
Written Interest Rate Swaptions	—	(590)	(590)
	$881	$(717)	$164	$(164	)^		$—
Morgan Stanley & Co
Purchased Interest Rate Swaptions	361	—	361
Written Interest Rate Swaptions	—	(223)	(223)
	$361	$(223)	$138	$(138	)^		$—
National Australia Bank
Foreign Currency Contracts	427	—	427
	$427	$—	$427	$—			$427
Royal Bank of Scotland
Foreign Currency Contracts	25	—	25
	$25	$—	$25	$—			$25

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged	Net Exposure
Inflation Protection Fund (continued)
UBS AG
Foreign Currency Contracts	$644	$—	$644
	$644	$—	$644	$—	$644
Total OTC	$5,601	$(5,827)	$(226)	$—	$(226)

*	Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the Statement of Assets and Liabilities.
^	The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^	The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.

Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Certain funds may pledge cash to a broker for securities sold short.

As of October 31, 2018, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futures			Total Deposits with
	and Cleared Swaps)	Shorts	ISDA (OTC Derivatives)	Counterparty
Finisterre Unconstrained Emerging Markets Bond Fund	$221	$—	$300	$521
Global Diversified Income Fund	937	10,321	5,760	17,018
High Yield Fund I	2,163	—	—	2,163
Inflation Protection Fund	4,566	—	2	4,568
LargeCap Growth Fund I	1,200	—	—	1,200
LargeCap S&P 500 Index Fund	4,584	—	—	4,584
LargeCap Value Fund III	540	—	—	540
MidCap Growth Fund III	328	—	—	328
MidCap S&P 400 Index Fund	1,205	—	—	1,205
MidCap Value Fund I	238	—	—	238
MidCap Value Fund III	312	—	—	312
Overseas Fund	1,166	—	—	1,166
SmallCap Growth Fund I	89	—	—	89
SmallCap S&P 600 Index Fund	2,400	—	—	2,400
SmallCap Value Fund II	430	—	—	430

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of October 31, 2018, deposits from counterparty were as follows (amounts in thousands):

	FCM (Futures			Total Deposits from
	and Cleared Swaps)	Shorts	ISDA (OTC Derivatives)	Counterparty
Global Diversified Income Fund	$—	$—	$1,380	$1,380
Inflation Protection Fund	—	—	490	490

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued) rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the ‘floating rate notes issued’ in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the floating rate notes issued as of October 31, 2018 were $8,170,000 and $17,827,000 for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The average outstanding balances for the liability during the year ended October 31, 2018 were $12,851,000 and $13,755,000 at weighted average annual interest rates of 1.95% and 1.96% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the year, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities as applicable. As of October 31, 2018, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Core Plus Bond Fund	$285	$2
Global Diversified Income Fund	4,276	107
High Yield Fund	1,400	11
High Yield Fund I	4,825	31

Short Sales. Global Diversified Income Fund and LargeCap Growth Fund I entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund I, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (loss) on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2018 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued) payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Variable Contract Funds, Inc., and each of the Underlying Funds. Principal Real Estate Investors, LLC (“Principal-REI”) serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2018, series of the Fund and Principal Variable Contracts Funds, Inc., owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	82.67%	LargeCap Growth Fund I	21.57%
Diversified International Fund	33.56	LargeCap S&P 500 Index Fund	49.54
Equity Income Fund	34.47	LargeCap Value Fund III	76.77
Global Diversified Income Fund	2.25	MidCap Fund	3.90
Global Real Estate Securities Fund	17.31	MidCap Growth Fund III	47.29
Government & High Quality Bond Fund	55.12	MidCap S&P 400 Index Fund	26.62
Government Money Market Fund	100.00	MidCap Value Fund III	75.78
High Yield Fund	8.57	Overseas Fund	65.76
High Yield Fund I	32.93	Real Estate Securities Fund	5.01
Income Fund	53.54	Short-Term Income Fund	41.01
Inflation Protection Fund	47.78	SmallCap Growth Fund I	23.37
International Emerging Markets Fund	34.46	SmallCap S&P 600 Index Fund	23.75
International Fund I	0.01	SmallCap Value Fund II	35.49

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

3. Operating Policies (continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

Derivatives not accounted for	Asset Derivatives October 31, 2018Statement of			Liability Derivatives October 31, 2018Statement of
as hedging instruments	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Core Plus Bond Fund
Credit contracts	Receivables, Total distributable earnings (loss)		$1,655 *	Payables, Total distributable earnings (loss)	$—
Foreign exchange contracts	Receivables		$1,046	Payables	$305
Interest rate contracts	Receivables, Total distributable earnings (loss)		$758 *	Payables, Total distributable earnings (loss)	$1,184	*
	Total		$3,459		$1,489
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Receivables, Total distributable earnings (loss)		$188	Payables, Total distributable earnings (loss)	$39
Foreign exchange contracts	Receivables		$226	Payables	$120
Interest rate contracts	Receivables, Total distributable earnings (loss)		$—	Payables, Total distributable earnings (loss)	$9	*
	Total		$414		$168
Global Diversified Income Fund
Credit contracts	Receivables, Total distributable earnings (loss)		$—	Payables, Total distributable earnings (loss)	$17
Equity contracts	Receivables, Total distributable earnings (loss)		$3,532	Payables, Total distributable earnings (loss)	$8,629
Foreign exchange contracts	Receivables		$4,376	Payables	$6,238
Interest rate contracts	Receivables, Total distributable earnings (loss)		$1,033 *	Payables, Total distributable earnings (loss)	$819	*
	Total		$8,941		$15,703
High Yield Fund I
Credit contracts	Receivables, Total distributable earnings (loss)		$—	Payables, Total distributable earnings (loss)	$623	*
Inflation Protection Fund
Foreign exchange contracts	Receivables		$1,418	Payables	$385
Interest rate contracts	Receivables, Total distributable earnings (loss)		$8,431 *	Payables, Total distributable earnings (loss)	$12,311	*
	Total		$9,849		$12,696
LargeCap Growth Fund I
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$697	*
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$3,953	*
LargeCap Value Fund III
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$549	*
MidCap Growth Fund III
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$467	*
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$185	*
MidCap Value Fund I
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$333	*
MidCap Value Fund III
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$499	*
Overseas Fund
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$302	*
SmallCap Growth Fund I
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$123	*
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Total distributable earnings (loss)	$	— Payables, Total distributable earnings (loss)		$1,281	*

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

3. Operating Policies (continued)

Derivatives not accounted for	Asset Derivatives October 31, 2018	Liability Derivatives October 31, 2018
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value Statement of Assets and Liabilities Location	Fair Value
SmallCap Value Fund II
Equity contracts	Receivables, Total distributable earnings (loss)	$ — Payables, Total distributable earnings (loss)	$502	*

* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

		Net Realized Gain or (Loss) on	Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of	(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations	in Statement of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(3,516)	$3,311
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$6	$(1)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$1,374	$552
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	$5,307	$(1,459)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$3,171	$2,403
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$155	$(15)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) Foreign currency	$6	$39
	contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	$287	$(115)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$448	$(91)
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$216	$(70)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(12,103)	$3,949
	transactions and Options and swaptions/
	Net change in unrealized appreciation/
	(depreciation) of Investments and Options
	and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(7,021)	$(1,271)
	currency contracts and Swap agreements/
	Net change in unrealized appreciation/
	(depreciation) of Foreign currency contracts
	and Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures	$9,359	$(1,938)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(9,549)	$670

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

3. Operating Policies (continued)

		Net Realized Gain or (Loss) on		Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
High Yield Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign		$304	$(400)
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
High Yield Fund I
Credit contracts	Net realized gain (loss) from Swap		$1,189	$(646)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment		$4,983	$(1,379)
	transactions, Foreign currency contracts,
	and Options and swaptions/Net change in
	unrealized appreciation/(depreciation) of
	Foreign currency contracts
Interest rate contracts	Net realized gain (loss) from Investment		$7,512	$(5,319)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$12,495	$(6,698)
International Fund I
Equity contracts	Net realized gain (loss) from Futures		$701	$(443)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures		$20,672	$(5,498)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures		$7,375	$(4,715)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures		$8,422	$(1,448)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures		$2,943	$(1,028)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures		$(485)	$(264)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures		$2,404	$(961)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures		$3,850	$(1,683)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

3. Operating Policies (continued)

		Net Realized Gain or (Loss) on		Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures		$4,975	$(2,664)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures		$14,749	$(4,480)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures		$(834)	$(1,273)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures		$6,484	$(2,055)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended October 31, 2018:

Contract Type	Derivative Type	Average Notional (‘000)
Core Plus Bond Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$72,151
Equity Contracts	Futures - Short	54
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	12,830
	Foreign Currency Contracts - Contracts to Deliver	38,363
Interest Rate Contracts	Futures - Long	127,926
	Futures - Short	133,979
Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts	Credit Default Swaps - Buy Protection	3,958
	Credit Default Swaps - Sell Protection	350
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	5,534
	Foreign Currency Contracts - Contracts to Deliver	7,595
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	3,704
	Futures - Short	3,174
	Total Return Swaps - Receive Floating Rate	2,122
Global Diversified Income Fund
Credit Contracts	Credit Default Swaps - Sell Protection	6,700
Equity Contracts	Purchased Options	284
	Written Options	3,387
Foreign Exchange Contracts	Currency Swaps - Contracts to Accept	17,815
	Currency Swaps - Contracts to Accept	17,570
	Foreign Currency Contracts - Contracts to Accept	265,816
	Foreign Currency Contracts - Contracts to Deliver	194,939
Interest Rate Contacts	Exchange Cleared Interest Rate Swaps – Pay Floating Rate	27,845
	Futures - Short	258,851
High Yield Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	268
	Foreign Currency Contracts - Contracts to Deliver	3,648
High Yield Fund I
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	25,250

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

3. Operating Policies (continued)

Contract Type	Derivative Type	Average Notional (‘000)
Inflation Protection Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	92,351
	Foreign Currency Contracts - Contracts to Deliver	212,390
	Purchased Options	23,601
	Written Options	15,717
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	1,122,681
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	505,435
	Futures - Long	243,131
	Futures - Short	294,548
	Interest Rate Swaps - Pay Floating Rate	$3,781
	Interest Rate Swaps - Receive Floating Rate	45,389
	Purchased Interest Rate Swaptions	277,007
	Purchased Options	2,071
	Written Interest Rate Swaptions	858,767
	Written Options	2,044
International Fund I
Equity Contracts	Futures - Long	25,417
LargeCap Growth Fund I
Equity Contracts	Futures - Long	131,807
LargeCap S&P 500 Index Fund
Equity Contracts	Futures - Long	86,153
LargeCap Value Fund III
Equity Contracts	Futures - Long	44,198
MidCap Growth Fund III
Equity Contracts	Futures - Long	26,357
MidCap S&P 400 Index Fund
Equity Contracts	Futures - Long	13,790
MidCap Value Fund I
Equity Contracts	Futures - Long	18,273
MidCap Value Fund III
Equity Contracts	Futures - Long	20,303
Overseas Fund
Equity Contracts	Futures - Long	56,755
SmallCap Growth Fund I
Equity Contracts	Futures - Long	48,205
SmallCap S&P 600 Index Fund
Equity Contracts	Futures - Long	31,479
SmallCap Value Fund II
Equity Contracts	Futures - Long	29,891

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

4. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

4. Fair Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

California Municipal Fund
Investment Companies	$57	$—	$—	$57
Municipal Bonds*	—	413,973	—	413,973
Total investments in securities $	57	$413,973	$—	$414,030

Core Plus Bond Fund
Bonds*	—	2,094,085	4,183	2,098,268
Common Stocks
Energy	1,395	216	—	1,611
Investment Companies	194,257	—	—	194,257
Preferred Stocks
Communications	1,273	—	—	1,273
Consumer, Non-cyclical	—	306	—	306
Financial	3,121	—	—	3,121
Government	—	3,692	—	3,692
Utilities	1,256	—	—	1,256
Senior Floating Rate Interests*	—	72,219	—	72,219
U.S. Government & Government Agency Obligations*	—	1,161,734	—	1,161,734
Total investments in securities $	201,302	$3,332,252	$4,183	$3,537,737
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	1,655	—	1,655
Foreign Exchange Contracts
Foreign Currency Contracts	—	1,046	—	1,046
Interest Rate Contracts
Futures**	758	—	—	758
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts	—	(305)	—	(305)
Interest Rate Contracts
Futures**	(1,184)	—	—	(1,184)

Diversified International Fund
Common Stocks
Basic Materials	224,731	465,820	—	690,551
Communications	200,889	403,898	—	604,787
Consumer, Cyclical	284,141	1,788,837	—	2,072,978
Consumer, Non-cyclical	70,574	1,457,571	—	1,528,145
Energy	146,885	737,648	—	884,533
Financial	663,370	2,121,119	—	2,784,489
Industrial	144,179	911,321	—	1,055,500
Technology	—	831,779	—	831,779
Utilities	—	126,920	—	126,920
Investment Companies	269,817	—	—	269,817
Preferred Stocks	36,165	—	—	36,165
Total investments in securities $	2,040,751	$8,844,913	$—	$10,885,664

Equity Income Fund
Common Stocks*	6,904,458	—	—	6,904,458
Investment Companies	97,178	—	—	97,178
Total investments in securities $	7,001,636	$—	$—	$7,001,636

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$26,194	$—	$26,194
Convertible Bonds*	—	1,281	—	1,281
U.S. Government & Government Agency Obligations*	—	598	—	598
Total investments in securities $	—	$28,073	$—	$28,073
Assets
Credit Contracts
Credit Default Swaps	—	188	—	188
Foreign Exchange Contracts
Foreign Currency Contracts	—	226	—	226
Liabilities
Credit Contracts
Credit Default Swaps	—	(39)	—	(39)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(120)	—	(120)
Interest Rate Contracts
Futures**	(9)	—	—	(9)

Global Diversified Income Fund
Bonds*	—	5,398,172	111,011	5,509,183
Common Stocks
Basic Materials	16,487	33,932	46,459	96,878
Communications	137,320	7,665	—	144,985
Consumer, Cyclical	57,509	55,843	68	113,420
Consumer, Non-cyclical	74,318	23,038	—	97,356
Diversified	—	2,970	—	2,970
Energy	188,389	34,996	189	223,574
Financial	530,291	357,896	—	888,187
Industrial	35,704	36,409	—	72,113
Technology	28,247	6,460	—	34,707
Utilities	248,854	10,450	—	259,304
Convertible Bonds*	—	2,142	—	2,142
Convertible Preferred Stocks
Financial	5,274	—	—	5,274
Credit Linked Structured Notes*	—	19,110	2,764	21,874
Investment Companies	298,098	—	—	298,098
Preferred Stocks
Communications	3,502	2,226	—	5,728
Consumer, Non-cyclical	—	1,150	—	1,150
Financial	33,641	8,152	—	41,793
Government	—	5,991	—	5,991
Utilities	7,798	—	—	7,798
Senior Floating Rate Interests*	—	588,854	35,440	624,294
U.S. Government & Government Agency Obligations*	—	65,313	—	65,313
Purchased Options	3,532	—	—	3,532
Total investments in securities $	1,668,964	$6,660,769	$195,931	$8,525,664
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	4,376	—	4,376
Interest Rate Contracts
Futures**	1,033	—	—	1,033
Liabilities
Credit Contracts
Credit Default Swaps	—	(17)	—	(17)
Equity Contracts
Written Options	(8,629)	—	—	(8,629)
Foreign Exchange Contracts
Currency Swaps	—	(1,535)	—	(1,535)
Foreign Currency Contracts	—	(4,703)	—	(4,703)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(819)	—	(819)

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$79,248	$61,880	$—	$141,128
Diversified	—	10,638	—	10,638
Financial	1,574,342	1,238,837	—	2,813,179
Technology	36,850	—	—	36,850
Investment Companies	37,882	—	—	37,882
Total investments in securities $	1,728,322	$1,311,355	$—	$3,039,677

Government & High Quality Bond Fund
Bonds*	—	435,862	—	435,862
Investment Companies	15,236	—	—	15,236
U.S. Government & Government Agency Obligations*	—	1,029,028	—	1,029,028
Total investments in securities $	15,236	$1,464,890	$—	$1,480,126

Government Money Market Fund
Bonds*	—	1,994,434	—	1,994,434
Investment Companies	254,350	—	—	254,350
Repurchase Agreements*	—	825,000	—	825,000
U.S. Government & Government Agency Obligations*	—	214,401	—	214,401
Total investments in securities $	254,350	$3,033,835	$—	$3,288,185

High Yield Fund
Bonds*	—	2,664,026	—	2,664,026
Common Stocks
Energy	17,912	2,905	—	20,817
Convertible Bonds*	—	—	—	—
Investment Companies	12,827	—	—	12,827
Preferred Stocks
Consumer, Non-cyclical	—	3,785	—	3,785
Senior Floating Rate Interests*	—	261,267	—	261,267
Total investments in securities $	30,739	$2,931,983	$—	$2,962,722

High Yield Fund I
Bonds*	—	3,150,958	17,847	3,168,805
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	—	—
Energy	—	16	—	16
Technology	—	—	—	—
Investment Companies	218,558	—	—	218,558
Preferred Stocks
Communications	—	—	13	13
Senior Floating Rate Interests*	—	479,007	—	479,007
Total investments in securities $	218,558	$3,629,981	$17,860	$3,866,399
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	(623)	—	(623)

Income Fund
Bonds*	—	1,840,750	—	1,840,750
Common Stocks
Energy	9,717	—	—	9,717
Financial	—	—	—	—
Industrial	—	—	29,866	29,866
Convertible Bonds*	—	19,198	—	19,198
Investment Companies	36,132	—	—	36,132
Senior Floating Rate Interests*	—	20,290	—	20,290
U.S. Government & Government Agency Obligations*	—	936,030	—	936,030
Total investments in securities $	45,849	$2,816,268	$29,866	$2,891,983

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Inflation Protection Fund
Bonds*	$—	$100,930	$—	$100,930
Investment Companies	24,651	—	—	24,651
U.S. Government & Government Agency Obligations*	—	1,442,577	—	1,442,577
Purchased Interest Rate Swaptions	—	4,185	—	4,185
Purchased Capped Options	—	19	—	19
Purchased Options	83	—	—	83
Total investments in securities $	24,734	$1,547,711	$—	$1,572,445
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	1,418	—	1,418
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	3,759	—	3,759
Futures**	385	—	—	385
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts	—	(385)	—	(385)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(5,864)	—	(5,864)
Futures**	(899)	—	—	(899)
Interest Rate Swaptions	—	(5,443)	—	(5,443)
Written Options	(105)	—	—	(105)

International Emerging Markets Fund
Common Stocks
Basic Materials	25,232	24,830	—	50,062
Communications	40,934	71,578	—	112,512
Consumer, Cyclical	13,337	24,712	—	38,049
Consumer, Non-cyclical	2,922	30,508	—	33,430
Energy	—	95,545	—	95,545
Financial	53,500	154,187	—	207,687
Industrial	—	34,022	—	34,022
Technology	50	119,019	—	119,069
Utilities	—	16,140	—	16,140
Investment Companies	36,392	—	—	36,392
Preferred Stocks	9,388	—	—	9,388
Total investments in securities $	181,755	$570,541	$—	$752,296

International Fund I
Common Stocks
Basic Materials	12,224	40,231	—	52,455
Communications	8,361	11,709	—	20,070
Consumer, Cyclical	2,333	72,270	—	74,603
Consumer, Non-cyclical	3,915	27,797	—	31,712
Energy	2,112	27,154	—	29,266
Financial	2,001	77,842	—	79,843
Industrial	1,629	43,357	—	44,986
Technology	8,682	32,626	—	41,308
Utilities	—	5,419	—	5,419
Investment Companies	901	—	—	901
Total investments in securities $	42,158	$338,405	$—	$380,563

LargeCap Growth Fund
Common Stocks*	546,860	—	—	546,860
Investment Companies	13,063	—	—	13,063
Total investments in securities $	559,923	$—	$—	$559,923

LargeCap Growth Fund I
Common Stocks
Basic Materials	125,243	—	—	125,243
Communications	1,712,674	—	192	1,712,866
Consumer, Cyclical	667,969	—	—	667,969
Consumer, Non-cyclical	2,244,645	—	—	2,244,645
Diversified	146	—	—	146

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Energy		$7,952	$—	$—	$7,952
Financial		702,276	—	—	702,276
Industrial		872,802	—	—	872,802
Technology		1,716,823	—	—	1,716,823
Utilities		39,404	—	—	39,404
Convertible Preferred Stocks
Communications		—	—	33,018	33,018
Investment Companies		154,115	—	—	154,115
Preferred Stocks
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,244,049	$1,316	$37,767	$8,283,132
Liabilities
Equity Contracts
Futures**		(697)	—	—	(697)

LargeCap S&P 500 Index Fund
Common Stocks*		5,405,866	—	—	5,405,866
Investment Companies		131,207	—	—	131,207
	Total investments in securities $	5,537,073	$—	$—	$5,537,073
Liabilities
Equity Contracts
Futures**		(3,953)	—	—	(3,953)

LargeCap Value Fund III
Common Stocks*		2,008,292	—	—	2,008,292
Investment Companies		83,492	—	—	83,492
	Total investments in securities $	2,091,784	$—	$—	$2,091,784
Liabilities
Equity Contracts
Futures**		(549)	—	—	(549)

MidCap Fund
Common Stocks*		14,761,508	—	—	14,761,508
Investment Companies		3	—	—	3
	Total investments in securities $	14,761,511	$—	$—	$14,761,511

MidCap Growth Fund
Common Stocks*		174,122	—	—	174,122
Investment Companies		3,975	—	—	3,975
	Total investments in securities $	178,097	$—	$—	$178,097

MidCap Growth Fund III
Common Stocks*		990,101	—	—	990,101
Investment Companies		28,751	—	—	28,751
	Total investments in securities $	1,018,852	$—	$—	$1,018,852
Liabilities
Equity Contracts
Futures**		(467)	—	—	(467)

MidCap S&P 400 Index Fund
Common Stocks*		1,286,247	—	—	1,286,247
Investment Companies		32,175	—	—	32,175
	Total investments in securities $	1,318,422	$—	$—	$1,318,422
Liabilities
Equity Contracts
Futures**		(185)	—	—	(185)

MidCap Value Fund I
Common Stocks*		922,514	—	—	922,514
Investment Companies		19,620	—	—	19,620
	Total investments in securities $	942,134	$—	$—	$942,134
Liabilities
Equity Contracts
Futures**		(333)	—	—	(333)

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

MidCap Value Fund III
Common Stocks*		$1,049,698	$—	$—	$1,049,698
Investment Companies		22,789	—	—	22,789
	Total investments in securities $	1,072,487	$—	$—	$1,072,487
Liabilities
Equity Contracts
Futures**		(499)	—	—	(499)

Money Market Fund
Bonds*		—	30,066	—	30,066
Commercial Paper*		—	371,534	—	371,534
Investment Companies		18,400	—	—	18,400
Municipal Bonds*		—	37,363	—	37,363
Repurchase Agreements*		—	32,000	—	32,000
	Total investments in securities $	18,400	$470,963	$—	$489,363

Overseas Fund
Common Stocks
Basic Materials		—	255,012	—	255,012
Communications		35,770	199,076	—	234,846
Consumer, Cyclical		21,967	234,111	—	256,078
Consumer, Non-cyclical		26,584	382,155	—	408,739
Diversified		—	2,518	—	2,518
Energy		107,704	197,231	—	304,935
Financial		53,238	592,996	—	646,234
Industrial		20,717	423,550	—	444,267
Technology		—	87,093	—	87,093
Utilities		—	129,232	—	129,232
Investment Companies		75,385	—	—	75,385
Preferred Stocks
Consumer, Cyclical		—	72,077	—	72,077
	Total investments in securities $	341,365	$2,575,051	$—	$2,916,416
Liabilities
Equity Contracts
Futures**		(302)	—	—	(302)

Principal Capital Appreciation Fund
Common Stocks*		1,714,346	—	—	1,714,346
Investment Companies		45,435	—	—	45,435
	Total investments in securities $	1,759,781	$—	$—	$1,759,781

Principal LifeTime 2010 Fund
Investment Companies		808,500	—	—	808,500
	Total investments in securities $	808,500	$—	$—	$808,500

Principal LifeTime 2015 Fund
Investment Companies		491,655	—	—	491,655
	Total investments in securities $	491,655	$—	$—	$491,655

Principal LifeTime 2020 Fund
Investment Companies		4,403,225	—	—	4,403,225
	Total investments in securities $	4,403,225	$—	$—	$4,403,225

Principal LifeTime 2025 Fund
Investment Companies		1,584,432	—	—	1,584,432
	Total investments in securities $	1,584,432	$—	$—	$1,584,432

Principal LifeTime 2030 Fund
Investment Companies		5,504,658	—	—	5,504,658
	Total investments in securities $	5,504,658	$—	$—	$5,504,658

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime 2035 Fund
Investment Companies	$1,227,969	$—	$—	$1,227,969
Total investments in securities $	1,227,969	$—	$—	$1,227,969

Principal LifeTime 2040 Fund
Investment Companies	3,741,492	—	—	3,741,492
Total investments in securities $	3,741,492	$—	$—	$3,741,492

Principal LifeTime 2045 Fund
Investment Companies	866,446	—	—	866,446
Total investments in securities $	866,446	$—	$—	$866,446

Principal LifeTime 2050 Fund
Investment Companies	2,179,400	—	—	2,179,400
Total investments in securities $	2,179,400	$—	$—	$2,179,400

Principal LifeTime 2055 Fund
Investment Companies	402,262	—	—	402,262
Total investments in securities $	402,262	$—	$—	$402,262

Principal LifeTime 2060 Fund
Investment Companies	288,027	—	—	288,027
Total investments in securities $	288,027	$—	$—	$288,027

Principal LifeTime 2065 Fund
Investment Companies	9,789	—	—	9,789
Total investments in securities $	9,789	$—	$—	$9,789

Principal LifeTime Hybrid 2015 Fund
Investment Companies	50,807	—	—	50,807
Total investments in securities $	50,807	$—	$—	$50,807

Principal LifeTime Hybrid 2020 Fund
Investment Companies	142,745	—	—	142,745
Total investments in securities $	142,745	$—	$—	$142,745

Principal LifeTime Hybrid 2025 Fund
Investment Companies	124,219	—	—	124,219
Total investments in securities $	124,219	$—	$—	$124,219

Principal LifeTime Hybrid 2030 Fund
Investment Companies	158,893	—	—	158,893
Total investments in securities $	158,893	$—	$—	$158,893

Principal LifeTime Hybrid 2035 Fund
Investment Companies	96,214	—	—	96,214
Total investments in securities $	96,214	$—	$—	$96,214

Principal LifeTime Hybrid 2040 Fund
Investment Companies	108,235	—	—	108,235
Total investments in securities $	108,235	$—	$—	$108,235

Principal LifeTime Hybrid 2045 Fund
Investment Companies	58,074	—	—	58,074
Total investments in securities $	58,074	$—	$—	$58,074

Principal LifeTime Hybrid 2050 Fund
Investment Companies	55,431	—	—	55,431
Total investments in securities $	55,431	$—	$—	$55,431

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime Hybrid 2055 Fund
Investment Companies		$18,019	$—	$—	$18,019
	Total investments in securities $	18,019	$—	$—	$18,019

Principal LifeTime Hybrid 2060 Fund
Investment Companies		5,418	—	—	5,418
	Total investments in securities $	5,418	$—	$—	$5,418

Principal LifeTime Hybrid 2065 Fund
Investment Companies		4,432	—	—	4,432
	Total investments in securities $	4,432	$—	$—	$4,432

Principal LifeTime Hybrid Income Fund
Investment Companies		26,224	—	—	26,224
	Total investments in securities $	26,224	$—	$—	$26,224

Principal LifeTime Strategic Income Fund
Investment Companies		437,563	—	—	437,563
	Total investments in securities $	437,563	$—	$—	$437,563

Real Estate Securities Fund
Common Stocks*		3,606,290	—	—	3,606,290
Investment Companies		49,809	—	—	49,809
	Total investments in securities $	3,656,099	$—	$—	$3,656,099

SAM Balanced Portfolio
Investment Companies		4,461,550	—	—	4,461,550
	Total investments in securities $	4,461,550	$—	$—	$4,461,550

SAM Conservative Balanced Portfolio
Investment Companies		1,674,676	—	—	1,674,676
	Total investments in securities $	1,674,676	$—	$—	$1,674,676

SAM Conservative Growth Portfolio
Investment Companies		2,975,232	—	—	2,975,232
	Total investments in securities $	2,975,232	$—	$—	$2,975,232

SAM Flexible Income Portfolio
Investment Companies		2,568,491	—	—	2,568,491
	Total investments in securities $	2,568,491	$—	$—	$2,568,491

SAM Strategic Growth Portfolio
Investment Companies		1,816,268	—	—	1,816,268
	Total investments in securities $	1,816,268	$—	$—	$1,816,268

Short-Term Income Fund
Bonds*		—	4,667,221	—	4,667,221
Investment Companies		80,165	—	—	80,165
U.S. Government & Government Agency Obligations*		—	33,076	—	33,076
	Total investments in securities $	80,165	$4,700,297	$—	$4,780,462

SmallCap Fund
Common Stocks*		631,345	—	—	631,345
Investment Companies		15,877	—	—	15,877
	Total investments in securities $	647,222	$—	$—	$647,222

SmallCap Growth Fund I
Common Stocks
Basic Materials		33,858	11	—	33,869
Communications		168,788	—	—	168,788
Consumer, Cyclical		242,591	—	—	242,591
Consumer, Non-cyclical		497,803	—	3	497,806
Energy		21,803	—	—	21,803

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Financial		$136,943	$—	$—	$136,943
Industrial		293,410	—	—	293,410
Technology		288,598	—	—	288,598
Utilities		730	—	—	730
Investment Companies		41,265	—	—	41,265
Preferred Stocks		17	—	—	17
	Total investments in securities $	1,725,806	$11	$3	$1,725,820
Liabilities
Equity Contracts
Futures**		(123)	—	—	(123)

SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials		48,933	93	—	49,026
Communications		63,223	—	—	63,223
Consumer, Cyclical		187,940	—	—	187,940
Consumer, Non-cyclical		242,345	—	—	242,345
Energy		54,536	—	—	54,536
Financial		293,297	—	—	293,297
Industrial		231,047	—	—	231,047
Technology		112,023	—	—	112,023
Utilities		30,304	—	—	30,304
Investment Companies		49,708	—	—	49,708
	Total investments in securities $	1,313,356	$93	$—	$1,313,449
Liabilities
Equity Contracts
Futures**		(1,281)	—	—	(1,281)

SmallCap Value Fund II
Common Stocks
Basic Materials		23,840	—	—	23,840
Communications		47,590	—	1	47,591
Consumer, Cyclical		140,282	—	—	140,282
Consumer, Non-cyclical		118,810	—	—	118,810
Energy		69,932	—	—	69,932
Financial		333,403	26	—	333,429
Government		20	—	—	20
Industrial		150,421	—	—	150,421
Technology		96,582	—	—	96,582
Utilities		47,112	—	—	47,112
Investment Companies		57,188	—	—	57,188
Preferred Stocks		11	—	—	11
	Total investments in securities $	1,085,191	$26	$1	$1,085,218
Liabilities
Equity Contracts
Futures**		(502)	—	—	(502)

Tax-Exempt Bond Fund
Municipal Bonds*		—	375,100	—	375,100
	Total investments in securities $	—	$375,100	$—	$375,100
*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

4. Fair Valuation (continued)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows

(amounts in thousands):

		Fair Value as of
Fund	Asset Type	October 31, 2018	Valuation Technique	Unobservable Input	Input Valuations
Global Diversified Income Fund	Bonds	$ 105,024	Yield Analysis	Yield to Maturity	9.0 – 12.5%
	Bonds	5,987	Indicative Market Quotations	Broker Quote	$99.54
	Common Stocks	46,459	Enterprise Valuation Model*	EBITDA Multiples	5.25 – 6.75	x
			Discounted Cash Flow	Discount Rate	11.6 – 16.8%
	Common Stocks	189	Liquidation Analysis	Available Cash	$10,100,000
	Common Stocks	68	Indicative Market Quotations	Broker Quote	$0.90
	Credit Linked
	Structured Notes	2,764	Indicative Market Quotations	Broker Quote	$0.65
	Senior Floating
	Rate Interests	35,440	Yield Analysis**	Yield to Maturity	0.0 – 10.3%
		$195,931
Income Fund	Common Stocks	$ 29,866	Enterprise Valuation Model	EBITDA Multiples	1.00 – 1.20	x
		$29,866

*As of October 31, 2018, a Level 3 security with a fair value of $3,994 changed its valuation approach from market approach using a market transaction to market approach using a comparable company technique. The appropriateness of the fair value of this security is monitored by the Valuation Committee.

**As of October 31, 2018, a Level 3 security changed its valuation approach from market approach comparable company technique to market and income approach with comparable company and discounted cash flow techniques. The appropriateness of the fair value of this security is monitored by the Valuation Committee.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

4. Fair Valuation (continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/							Net Change in
			Premiums							Unrealized Appreciation/
	Value	Realized	and Change			Transfers			Value	(Depreciation) on
	October	Gain/	in Unrealized		Proceeds	into Level		Transfers Out of	October 31,	Investments Held at
Fund	31, 2017	(Loss)	Gain/ (Loss)	Purchases	from Sales	3	*	Level 3**	2018	October 31, 2018
Global Diversified Income Fund***
Bonds	$61,523	$1,255	$(7,966)	$111,338	$(60,758)	$20,220		$(14,601)	$111,011	$(7,875)
Common Stock
Basic Materials	1,516	—	17,323	27,620	—	—		—	46,459	17,323
Consumer,
ssCyclical	68	—	—	—	—	—		—	68	—
Energy	189	—	—	—	—	—		—	189	—
Technology	8,743	—	(8,743)	—	—	—		—	—	(8,743)
Credit Linked
Structured Notes	3,134	(18)	55	—	(407)	—		—	2,764	(26)
Senior Floating
Rates Interests	—	—	(1,063)	—	—	36,503		—	35,440	(1,051)
Total	$75,173	$1,237	$(394)	$138,958	$(61,165)	$56,723		$(14,601)	$195,931	$(372)

Income Fund
Common Stock
Financial	$1	$—	$—	$—	$(1)	$—		$—	$—	$—
Industrial	20,797	—	9,069	—	—	—		—	29,866	9,069
Senior Floating
Rates Interests	1,398	—	20	—	(1,418)	—		—	—	—
Total	$22,196	$—	$9,089	$—	$(1,419)	$—		$—	$29,866	$9,069
Short-Term Income Fund****
Bonds	$45,917	$—	$—	$—	$—	$—		$(45,917)	$—	$—
Total	$45,917	$—	$—	$—	$—	$—		$(45,917)	$—	$—

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

***In the Global Diversified Income Fund, investments valued at $14,601 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.

****In the Short-Term Income Fund, investments valued at $45,917 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Fund				Net assets of Fund (in billions)
	First	Next	Next	Over
	$500	$500	$500	$1.5
	million	million	million	billion		First $1	Over $1
Finisterre Unconstrained Emerging					California Municipal Fund	.45%	.40%
Markets Bond Fund	1.02%	1.00%	.98%	.97%
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92
MidCap Value Fund III	.65	.63	.61	.60
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

			Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Core Plus Bond Fund	.55%	.53%	.51%	.50%	.48%	.45%
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86	.85	.84	.83
High Yield Fund I	.65	.63	.61	.60	.59	.58
Inflation Protection Fund	.40	.38	.36	.35	.34	.33
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03
SmallCap Value Fund II	1.00	.98	.96	.95	.94	.93

			Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $7	Over $10
	million	million	million	million	billion	billion	billion
Diversified International Fund	.90%	.88%	.86%	.85%	.83%	.80%	.79%

				Net Assets of Fund
		First	Next	Next	Next
		$500	$500	$500	$500	Next $1	Next $9.5	Over $12.5
		million	million	million	million	billion	billion	billion
MidCap Fund		.65%	.63%	.61%	.60%	.59%	.58%	.57%

	Net Assets of Fund (in millions)					Net Assets of Fund (in billions)
	First $250		Over $250			First $2	Next $1	Over $3
High Yield Fund	.625%		.50%		Income Fund	.50%	.44%	.43%

	Net Assets of Fund (in millions)						Net Assets of Fund
	First	Next	Over			First	Next	Over
	$200	$300	$500			$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund		.625%	.50%	.375%

	Net Assets of Fund (in billions)					Net Assets of Fund (in millions)
		First $2	Over $2		First $250		Next $250	Over $500
Government & High Quality Bond Fund		.50%	.45%	Equity Income Fund		.60%	.55%	.50%

		Notes to Financial Statements
		Principal Funds, Inc.
			October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

			Net Assets of Fund
	First	Next
	$500	$500	Next	Next	Over
	million	million	$ 1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

All Net Assets

Government Money Market Fund		.15%
LargeCap S&P 500 Index Fund		.15
MidCap S&P 400 Index Fund		.15
SmallCap S&P 600 Index Fund		.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2017 through October 31, 2018
	Class A		Class C	Class J	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	.51%		February 28, 2019
Core Plus Bond Fund	.88%		1.75%	N/A	N/A		February 28, 2019
Diversified International Fund	N/A		2.08	N/A	.85		February 28, 2019
Equity Income Fund	N/A		N/A	N/A	.52		February 28, 2019
Finisterre Unconstrained Emerging Markets
Bond Fund	1.47		N/A	N/A	1.12		February 28, 2019
Global Diversified Income Fund	N/A		N/A	N/A	.75		February 28, 2019
Global Real Estate Securities Fund	N/A		2.20	N/A	.94		February 28, 2019
Government & High Quality Bond Fund	.88		1.63	N/A	.53		February 28, 2019
Government Money Market Fund	N/A		N/A	N/A	.15	*	February 29, 2020
High Yield Fund	N/A		N/A	N/A	.61		February 28, 2019
High Yield Fund I	1.05		N/A	N/A	N/A		February 28, 2019
Income Fund	N/A		N/A	N/A	.58		February 28, 2019
Inflation Protection Fund	.90		1.65	1.15%**	N/A		February 28, 2019
International Emerging Markets Fund	1.61		2.66	1.52	1.29	^	February 28, 2019
International Fund I	1.45		N/A	N/A	1.00		February 28, 2019
LargeCap Growth Fund	N/A		N/A	N/A	.68		February 28, 2019
LargeCap Growth Fund I	1.25	^^	N/A	N/A	.69	^^^	February 28, 2019
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A		February 28, 2019
MidCap Fund	N/A		N/A	N/A	.70		February 28, 2019
MidCap Growth Fund	N/A		N/A	N/A	.75		February 28, 2019
MidCap S&P 400 Index Fund	N/A		N/A	N/A	.25		February 28, 2019
MidCap Value Fund III	1.30		N/A	N/A	.75		February 28, 2019
Money Market Fund	.50	***	N/A	.65***	N/A		February 28, 2019
Principal Capital Appreciation Fund	N/A		N/A	N/A	.47		February 28, 2019
Principal LifeTime 2010 Fund	.38		N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2020 Fund	.38		N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2030 Fund	.38		N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2040 Fund	.38		N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2050 Fund	.38		N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2060 Fund	N/A		N/A	.38	.10		February 28, 2019
Principal LifeTime 2065 Fund	N/A		N/A	N/A	.10		February 28, 2019

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

		Period from November 1, 2017 through October 31, 2018
	Class A	Class C	Class J		Institutional		Expiration
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid 2065 Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Hybrid Income Fund	N/A	N/A	.30	#	.05		February 28, 2019
Principal LifeTime Strategic Income Fund	.38	N/A	N/A		N/A		February 28, 2019
Real Estate Securities Fund	N/A	N/A	N/A		.91		February 28, 2019
SAM Balanced Portfolio	N/A	N/A	N/A		.28		December 31, 2017
SAM Conservative Balanced Portfolio	.63	1.38%	.63%		.29		December 31, 2017
SAM Conservative Growth Portfolio	N/A	N/A	N/A		.29		December 31, 2017
SAM Flexible Income Portfolio	N/A	N/A	N/A		.29		December 31, 2017
SAM Strategic Growth Portfolio	N/A	N/A	N/A		.29		December 31, 2017
Short-Term Income Fund	N/A	N/A	N/A		.43		February 28, 2019
SmallCap Fund	N/A	2.08	N/A		.85	^^^^	February 28, 2019
SmallCap Growth Fund I	N/A	N/A	1.50	^^	1.02		February 28, 2019
SmallCap S&P 600 Index Fund	N/A	N/A	N/A		.27		February 28, 2019
SmallCap Value Fund II	1.45	N/A	N/A		.99	##	February 28, 2019
Tax-Exempt Bond Fund	N/A	1.60	N/A		.52		February 28, 2019

*	Period from December 20, 2017 to October 31, 2018.
**	Contractual expense limit expired February 28, 2018.
***	Contractual expense limit effective January 1, 2018.
^	Prior to March 1, 2018, the contractual expense limit was 1.34%.
^^	Contractual expense limit expired June 30, 2018.
^^^	Prior to July 1, 2018, the contractual expense limit was .66%.
^^^^	Prior to July 1, 2018, the contractual expense limit was .80%.
#	Period from March 1, 2018 to October 31, 2018.
##	Prior to March 1, 2018, the contractual expense limit was 1.01%.

		Period from November 1, 2017 through October 31, 2018

	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2019
Principal LifeTime 2060 Fund	.93	.80	.62	.43	.31	February 28, 2018
Principal LifeTime 2065 Fund	.93	.80	.62	.43	.31	February 28, 2019
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 28, 2019
SmallCap Growth Fund I	1.88	1.75	1.57	1.38	1.26	February 28, 2019

Effective January 1, 2018, the Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire February 28, 2019, are as follows:

			Period from January 1, 2018 through October 31, 2018
	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
SAM Balanced Portfolio	1.31%	2.05%	1.13%	.97%	1.84%	1.71%	1.53%	1.34%	1.22%
SAM Conservative Balanced Portfolio	1.24	1.99	1.06	.90	1.77	1.64	1.46	1.27	1.15
SAM Conservative Growth Portfolio	1.32	2.07	1.15	.98	1.85	1.72	1.54	1.35	1.23
SAM Flexible Income Portfolio	1.13	1.88	.98	.83	1.68	1.55	1.37	1.18	1.06
SAM Strategic Growth Portfolio	1.34	2.09	1.15	.97	1.84	1.71	1.53	1.34	1.22

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Core Plus Bond Fund	.060%		February 28, 2019
Global Diversified Income Fund	.010		February 28, 2019
LargeCap Growth Fund I	.016		February 28, 2019
LargeCap Value Fund III	.062		February 28, 2019
MidCap Growth Fund III	.080		February 28, 2019
MidCap Value Fund I	.120		February 28, 2019
MidCap Value Fund III	.014		February 28, 2019
Overseas Fund	.065		February 28, 2019
SmallCap Growth Fund I	.092		February 28, 2019
SmallCap Value Fund II	.040	^	February 28, 2019

^ Prior to January 1, 2018, the contractual expense limit was .030%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield. The voluntary expense limit may be terminated at any time.

With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through the period ending February 29, 2020. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

			Period from November 1, 2017 through October 31, 2018
	R-6		Expiration
Global Diversified Income Fund	.02%		February 28, 2019
Global Real Estate Securities Fund	.02		February 28, 2019
High Yield Fund	.02		February 28, 2019
Income Fund	.01		February 28, 2019
International Emerging Markets Fund	.02	*	February 29, 2020
International Fund I	.02	*	February 29, 2020
LargeCap Growth Fund I	.02		February 28, 2019
MidCap Fund	.02		February 28, 2019
MidCap S&P 400 Index Fund	.02		February 28, 2019
MidCap Value Fund III	.02		February 28, 2019
Principal LifeTime Hybrid 2015 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2020 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2025 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2030 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2035 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2040 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2045 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2050 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2055 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2060 Fund	.02		February 28, 2019
Principal LifeTime Hybrid 2065 Fund	.02		February 28, 2019
Principal LifeTime Hybrid Income Fund	.02		February 28, 2019
Real Estate Securities Fund	.02		February 28, 2019
SmallCap Fund	.02		February 28, 2019
SmallCap Growth Fund I	.01		February 28, 2019
SmallCap S&P 600 Index Fund	.02		February 28, 2019
SmallCap Value Fund II	.02		February 28, 2019

* Contractual expense limit will increase to .04% on March 1, 2019.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds

Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% of the average daily net assets for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2019.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund.

The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
California Municipal Fund	$42	$7	N/A
Core Plus Bond Fund	32	–	$3
Diversified International Fund	138	2	7
Equity Income Fund	260	10	N/A
Finisterre Unconstrained Emerging Markets Bond Fund	2	N/A	N/A
Global Diversified Income Fund	557	122	N/A
Global Real Estate Securities Fund	40	1	N/A
Government & High Quality Bond Fund	79	3	2
High Yield Fund	100	11	N/A
High Yield Fund I	10	N/A	N/A
Income Fund	94	5	5
Inflation Protection Fund	3	–	1
International Emerging Markets Fund	104	1	6
International Fund I	36	N/A	N/A
LargeCap Growth Fund	157	2	2
LargeCap Growth Fund I	79	N/A	4
LargeCap S&P 500 Index Fund	240	3	25
LargeCap Value Fund III	N/A	N/A	1
MidCap Fund	231	3	2
MidCap Growth Fund	N/A	N/A	3
MidCap Growth Fund III	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	8
MidCap Value Fund I	N/A	N/A	1

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

	Class A	Class C	Class J
MidCap Value Fund III	97	N/A	1
Money Market Fund	4	1	44
Principal Capital Appreciation Fund	233	3	N/A
Principal LifeTime 2010 Fund	14	N/A	15
Principal LifeTime 2020 Fund	107	N/A	71
Principal LifeTime 2030 Fund	251	N/A	100
Principal LifeTime 2040 Fund	229	N/A	55
Principal LifeTime 2050 Fund	250	N/A	25
Principal LifeTime 2060 Fund	N/A	N/A	2
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	2
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	6
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	2
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	3
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	1
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	1
Principal LifeTime Strategic Income Fund	18	N/A	1
Real Estate Securities Fund	129	6	3
SAM Balanced Portfolio	1,124	41	120
SAM Conservative Balanced Portfolio	427	15	79
SAM Conservative Growth Portfolio	891	30	68
SAM Flexible Income Portfolio	857	36	223
SAM Strategic Growth Portfolio	701	20	26
Short-Term Income Fund	277	12	17
SmallCap Fund	180	4	2
SmallCap Growth Fund I	N/A	N/A	2
SmallCap S&P 600 Index Fund	N/A	N/A	6
SmallCap Value Fund II	27	N/A	–
Tax-Exempt Bond Fund	90	2	N/A

Affiliated Ownership. At October 31, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Institutional		R-1	R-2	R-4	R-5	R-6
California Municipal Fund	–	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	1,972	–	–	–	–	N/A
Diversified International Fund	–	529,524	–	–	–	–	N/A
Equity Income Fund	–	66,113	–	–	–	–	N/A
Finisterre Unconstrained Emerging Markets
Bond Fund	11	2,635	N/A	N/A	N/A	N/A	N/A
Global Diversified Income Fund	–	39	N/A	N/A	N/A	N/A	929
Global Real Estate Securities Fund	–	471	N/A	N/A	1	1	4,861
Government & High Quality Bond Fund	–	25	–	–	–	–	N/A
Government Money Market Fund	N/A	3,285,396	N/A	N/A	N/A	N/A	N/A
High Yield Fund	–	566	N/A	N/A	N/A	N/A	21,576
High Yield Fund I	–	235,757	N/A	N/A	N/A	N/A	N/A
Income Fund	–	98	–	–	–	–	49,921
Inflation Protection Fund	–	85,494	–	–	–	–	N/A
International Emerging Markets Fund	–	32	–	–	–	–	6,968
International Fund I	N/A	N/A	–	–	–	–	15,297
LargeCap Growth Fund	–	N/A	–	–	–	–	N/A
LargeCap Growth Fund I	–	N/A	–	–	–	–	215,766
LargeCap S&P 500 Index Fund	–	6,048	–	–	–	–	N/A
LargeCap Value Fund III	N/A	21,947	–	–	–	–	N/A
MidCap Fund	–	248	–	–	–	–	N/A
MidCap Growth Fund III	N/A	30,425	–	–	–	–	N/A
MidCap S&P 400 Index Fund	N/A	N/A	–	–	–	–	N/A
MidCap Value Fund I	N/A	46,311	–	–	–	–	N/A
MidCap Value Fund III	N/A	–	–	–	–	–	N/A
Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	64,010	1	1	–	–	N/A
Principal Capital Appreciation Fund	–	7,962	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	29,159	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	26,618	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	173,075	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	85,160	–	–	–	–	N/A

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

5.	ManagementAgreement andTransactions withAffiliates (continued)

	Class A Institutional		R-1	R-2	R-4	R-5	R-6
Principal LifeTime 2030 Fund	–	219,822	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	63,672	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	141,965	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	40,891	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	89,713	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	18,673	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	15,610	–	–	–	–	N/A
Principal LifeTime 2065 Fund	N/A	610	1	1	1	N/A	N/A
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2030 Fund	N/A	22	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2065 Fund	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Strategic Income Fund	–	21,956	–	–	–	–	N/A
Real Estate Securities Fund	–	152	–	–	–	–	29,206
SAM Balanced Portfolio	–	41,052	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	19,128	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	22,070	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	11,949	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	11,222	–	–	–	–	N/A
Short-Term Income Fund	–	121,878	–	–	–	–	N/A
SmallCap Fund	–	83	–	–	–	–	384
SmallCap Growth Fund I	N/A	N/A	–	–	–	–	67,006
SmallCap S&P 600 Index Fund	N/A	N/A	–	–	–	–	N/A
SmallCap Value Fund II	N/A	N/A	–	–	–	–	36,595

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $6,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2018.

6. Investment Transactions

For the year ended October 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
California Municipal Fund	$212,360	$200,953
Core Plus Bond Fund	3,112,286	3,193,240
Diversified International Fund	6,288,540	6,091,668
Equity Income Fund	888,284	1,011,009
Finisterre Unconstrained Emerging Markets
Bond Fund	105,582	99,871
Global Diversified Income Fund	11,648,026	14,554,196
Global Real Estate Securities Fund	1,414,142	668,673
Government & High Quality Bond Fund	309,137	273,133
High Yield Fund	1,348,902	1,596,339
High Yield Fund I	3,198,876	594,512
Income Fund	239,638	440,043
Inflation Protection Fund	59,066	54,538
International Emerging Markets Fund	1,090,443	1,169,682
International Fund I	347,840	316,531
LargeCap Growth Fund	579,864	1,277,700
LargeCap Growth Fund I	2,852,761	3,367,079
LargeCap S&P 500 Index Fund	316,998	552,088
LargeCap Value Fund III	1,114,237	925,916
MidCap Fund	4,062,549	4,720,479
MidCap Growth Fund	211,595	205,180
MidCap Growth Fund III	476,116	625,708

		Notes to Financial Statements
		Principal Funds, Inc.
		October 31, 2018

6. Investment Transactions (continued)

	Purchases	Sales
MidCap S&P 400 Index Fund	200,647	344,370
MidCap Value Fund I	595,606	713,585
MidCap Value Fund III	848,463	967,369
Overseas Fund	1,497,648	1,755,948
Principal Capital Appreciation Fund	712,404	1,584,904
Principal LifeTime 2010 Fund	200,154	393,453
Principal LifeTime 2015 Fund	134,777	261,753
Principal LifeTime 2020 Fund	1,013,307	1,840,114
Principal LifeTime 2025 Fund	445,430	532,042
Principal LifeTime 2030 Fund	1,456,754	2,213,681
Principal LifeTime 2035 Fund	267,083	307,249
Principal LifeTime 2040 Fund	666,557	1,196,763
Principal LifeTime 2045 Fund	194,220	201,051
Principal LifeTime 2050 Fund	406,117	650,397
Principal LifeTime 2055 Fund	120,601	80,710
Principal LifeTime 2060 Fund	117,524	66,767
Principal LifeTime 2065 Fund	20,182	10,147
Principal LifeTime Hybrid 2015 Fund	37,328	18,197
Principal LifeTime Hybrid 2020 Fund	73,667	45,371
Principal LifeTime Hybrid 2025 Fund	65,397	25,064
Principal LifeTime Hybrid 2030 Fund	86,415	37,005
Principal LifeTime Hybrid 2035 Fund	43,545	11,559
Principal LifeTime Hybrid 2040 Fund	46,537	15,086
Principal LifeTime Hybrid 2045 Fund	23,985	6,304
Principal LifeTime Hybrid 2050 Fund	25,865	5,847
Principal LifeTime Hybrid 2055 Fund	9,620	2,032
Principal LifeTime Hybrid 2060 Fund	4,643	823
Principal LifeTime Hybrid 2065 Fund	5,056	393
Principal LifeTime Hybrid Income Fund	18,225	15,063
Principal LifeTime Strategic Income Fund	114,616	233,718
Real Estate Securities Fund	818,190	918,591
SAM Balanced Portfolio	1,274,066	1,536,608
SAM Conservative Balanced Portfolio	385,501	451,485
SAM Conservative Growth Portfolio	1,077,211	1,203,587
SAM Flexible Income Portfolio	603,399	714,723
SAM Strategic Growth Portfolio	971,974	1,035,572
Short-Term Income Fund	3,049,551	2,409,318
SmallCap Fund	342,981	337,649
SmallCap Growth Fund I	1,178,450	1,140,669
SmallCap S&P 600 Index Fund	230,946	344,125
SmallCap Value Fund II	964,072	1,054,114
Tax-Exempt Bond Fund	272,726	231,485

In addition, Global Diversified Income Fund had $197,419,000 of covers on securities sold short and $192,818,000 of securities sold short.

For the year ended October 31, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$1,351,626	$1,248,005
Global Diversified Income Fund	477,411	534,354
Government & High Quality Bond Fund	32,770	24,714
Income Fund	44,622	45,154
Inflation Protection Fund	1,262,699	1,242,164
Short-Term Income Fund	37,571	86,896

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2018 and October 31, 2017 were as follows (amounts in thousands):

	Ordinary Income		Tax-Exempt Income*		Long-Term Capital Gain^		Return of Capital			Section 1250 Gain**
	2018	2017	2018	2017	2018	2017	2018		2017	2018	2017
California Municipal Fund	$21	$ 107	$13,069	$12,943	$ —	$ —	$—	$	— $	— $	—
Core Plus Bond Fund	111,339	109,280	—	—	—	—	—		—	—	—
Diversified International Fund	217,968	131,799	—	—	—	—	—		—	—	—
Equity Income Fund	160,121	114,149	—	—	301,685	105,300	—		—	—	—
Finisterre Unconstrained Emerging
Markets Bond Fund	1,470	1,415	—	—	89	20	—		—	—	—
Global Diversified Income Fund	501,972	595,621	—	—	—	—	20,943		—	—	—
Global Real Estate Securities Fund	81,910	57,131	—	—	38,451	5,834	—		—	—	—
Government & High Quality Bond Fund	42,502	55,320	—	—	—	—	—		—	—	—
Government Money Market Fund	45,632	—	—	—	—	—	—		—	—	—
High Yield Fund	189,083	183,860	—	—	—	—	—		—	—	—
High Yield Fund I	79,675	56,387	—	—	—	—	—		—	—	—
Income Fund	105,983	104,840	—	—	—	—	—		—	—	—
Inflation Protection Fund	31,991	12,976	—	—	—	—	—		—	—	—
International Emerging Markets Fund	11,083	11,228	—	—	—	—	—		—	—	—
International Fund I	4,941	3,700	—	—	—	—	—		—	—	—
LargeCap Growth Fund	33,442	8,491	—	—	126,473	237,379	—		—	—	—
LargeCap Growth Fund I	46,194	5,087	—	—	699,763	292,430	—		—	—	—
LargeCap S&P 500 Index Fund	95,324	94,362	—	—	282,535	64,057	—		—	—	—
LargeCap Value Fund III	49,664	35,776	—	—	104,073	46,064	—		—	—	—
MidCap Fund	6,793	26,981	—	—	509,595	260,853	—		—	—	—
MidCap Growth Fund	—	—	—	—	6,493	266	—		—	—	—
MidCap Growth Fund III	45,424	—	—	—	88,476	3,078	—		—	—	—
MidCap S&P 400 Index Fund	20,138	16,317	—	—	78,891	62,050	—		—	—	—
MidCap Value Fund I	41,882	18,022	—	—	27,312	—	—		—	—	—
MidCap Value Fund III	44,912	19,450	—	—	94,080	5,583	—		—	—	—
Money Market Fund	6,317	3,362	—	—	—	—	—		240	—	—
Overseas Fund	91,094	59,567	—	—	22,579	—	—		—	—	—
Principal Capital Appreciation Fund	26,468	31,633	—	—	139,907	213,873	—		—	—	—
Principal LifeTime 2010 Fund	28,315	22,971	—	—	20,691	24,620	—		—	—	—
Principal LifeTime 2015 Fund	18,127	13,801	—	—	27,606	11,860	—		—	—	—
Principal LifeTime 2020 Fund	147,706	106,973	—	—	149,329	99,463	—		—	—	—
Principal LifeTime 2025 Fund	47,540	29,315	—	—	33,176	30,214	—		—	—	—
Principal LifeTime 2030 Fund	174,296	110,644	—	—	195,250	139,825	—		—	—	—
Principal LifeTime 2035 Fund	33,448	19,126	—	—	37,275	34,175	—		—	—	—
Principal LifeTime 2040 Fund	105,321	63,939	—	—	156,406	140,484	—		—	—	—
Principal LifeTime 2045 Fund	21,725	12,288	—	—	19,745	24,889	—		—	—	—
Principal LifeTime 2050 Fund	57,743	33,100	—	—	69,120	76,997	—		—	—	—
Principal LifeTime 2055 Fund	8,928	4,284	—	—	4,712	7,781	—		—	—	—
Principal LifeTime 2060 Fund	5,916	2,304	—	—	1,288	3,373	—		—	—	—
Principal LifeTime 2065 Fund	1	—	—	—	—	—	—		—	—	—
Principal LifeTime Hybrid 2015 Fund	811	294	—	—	53	51	—		—	—	—
Principal LifeTime Hybrid 2020 Fund	2,725	1,081	—	—	416	169	—		—	—	—
Principal LifeTime Hybrid 2025 Fund	1,941	420	—	—	191	29	—		—	—	—
Principal LifeTime Hybrid 2030 Fund	2,622	1,008	—	—	488	237	—		—	—	—
Principal LifeTime Hybrid 2035 Fund	1,514	326	—	—	187	39	—		—	—	—
Principal LifeTime Hybrid 2040 Fund	1,811	519	—	—	332	156	—		—	—	—
Principal LifeTime Hybrid 2045 Fund	912	181	—	—	122	26	—		—	—	—
Principal LifeTime Hybrid 2050 Fund	810	274	—	—	192	94	—		—	—	—
Principal LifeTime Hybrid 2055 Fund	237	45	—	—	35	6	—		—	—	—
Principal LifeTime Hybrid 2060 Fund	50	9	—	—	6	2	—		—	—	—
Principal LifeTime Hybrid Income Fund	549	203	—	—	13	6	—		—	—	—
Principal LifeTime Strategic Income
Fund	16,414	13,093	—	—	9,050	2,543	—		—	—	—
Real Estate Securities Fund	83,554	49,616	—	—	61,791	85,028	—		—	5,952	2,126
SAM Balanced Portfolio	103,998	70,288	—	—	237,975	94,216	—		—	—	—
SAM Conservative Balanced Portfolio	45,930	35,423	—	—	42,627	17,952	—		—	—	—
SAM Conservative Growth Portfolio	63,116	35,045	—	—	199,241	64,573	—		—	—	—
SAM Flexible Income Portfolio	75,502	65,100	—	—	17,649	9,941	—		—	—	—
SAM Strategic Growth Portfolio	35,390	18,516	—	—	97,586	47,267	—		—	—	—
Short-Term Income Fund	95,412	74,281	—	—	—	—	—		—	—	—

			Notes to Financial Statements
			Principal Funds, Inc.
				October 31, 2018

7. Federal Tax Information (continued)

					Long-Term Capital
	Ordinary Income		Tax-Exempt Income*		Gain^		Return of Capital		Section 1250 Gain**
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
SmallCap Fund	8,544	3,209	—	—	43,013	11,869	—	—	—	—
SmallCap Growth Fund I	37,769	—	—	—	109,031	44,070	—	—	—	—
SmallCap S&P 600 Index Fund	24,675	16,357	—	—	60,277	65,193	—	—	—	—
SmallCap Value Fund II	34,197	11,299	—	—	85,444	66,881	—	—	—	—
Tax-Exempt Bond Fund	16	35	12,869	13,284	—	—	—	—	—	—

*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2018, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$163	$—	$(13,568)	$(80)	$—	$(13,485)
Core Plus Bond Fund	3,984	—	—	(68,930)	(119,298)	1,224	(183,020)
Diversified International Fund	181,939	—	500,741	—	266,990	—	949,670
Equity Income Fund	66,784	—	272,240	—	2,302,769	—	2,641,793
Finisterre Unconstrained Emerging Markets
Bond Fund	380	—	—	(201)	(844)	3	(662)
Global Diversified Income Fund	—	—	—	(156,087)	(424,946)	(11,160)	(592,193)
Global Real Estate Securities Fund	39,867	—	20,967	—	32,958	—	93,792
Government & High Quality Bond Fund	160	—	—	(74,468)	(75,462)	—	(149,770)
High Yield Fund	4,430	—	—	(97,270)	(152,471)	(5,927)	(251,238)
High Yield Fund I	1,690	—	—	(42,984)	(89,680)	(683)	(131,657)
Income Fund	6,818	—	—	(48,115)	(67,023)	282	(108,038)
Inflation Protection Fund	40,082	—	—	(30,397)	(72,580)	(6,885)	(69,780)
International Emerging Markets Fund	7,465	—	16,035	—	(17,532)	(525)	5,443
International Fund I	7,791	—	16,665	—	5,606	—	30,062
LargeCap Growth Fund	59,350	—	156,842	—	62,363	—	278,555
LargeCap Growth Fund I	29,604	—	874,733	—	2,519,047	—	3,423,384
LargeCap S&P 500 Index Fund	79,307	—	250,701	—	2,298,301	—	2,628,309
LargeCap Value Fund III	48,413	—	139,035	—	156,975	—	344,423
MidCap Fund	22,993	—	1,454,711	—	3,449,851	—	4,927,555
MidCap Growth Fund	—	—	23,586	(767)	17,768	—	40,587
MidCap Growth Fund III	16,192	—	86,414	(2,461)	128,692	—	228,837
MidCap S&P 400 Index Fund	19,703	—	98,227	—	210,729	—	328,659
MidCap Value Fund I	18,431	—	79,080	—	22,527	—	120,038
MidCap Value Fund III	16,812	—	58,852	—	(18,497)	—	57,167
Overseas Fund	73,706	—	168,213	—	(164,872)	—	77,047
Principal Capital Appreciation Fund	41,981	—	499,594	—	740,814	—	1,282,389
Principal LifeTime 2010 Fund	9,760	—	39,822	—	56,790	—	106,372
Principal LifeTime 2015 Fund	5,326	—	27,090	—	77,091	—	109,507
Principal LifeTime 2020 Fund	40,928	—	173,443	—	521,298	—	735,669
Principal LifeTime 2025 Fund	11,766	—	51,220	—	219,292	—	282,278
Principal LifeTime 2030 Fund	30,078	—	266,791	—	737,158	—	1,034,027
Principal LifeTime 2035 Fund	7,929	—	54,380	—	199,193	—	261,502
Principal LifeTime 2040 Fund	18,351	—	217,854	—	661,928	—	898,133
Principal LifeTime 2045 Fund	3,243	—	38,404	—	132,987	—	174,634
Principal LifeTime 2050 Fund	6,044	—	118,241	—	384,521	—	508,806
Principal LifeTime 2055 Fund	987	—	15,239	—	39,382	—	55,608
Principal LifeTime 2060 Fund	733	—	8,928	—	13,023	—	22,684
Principal LifeTime 2065 Fund	127	—	—	—	(428)	—	(301)
Principal LifeTime Hybrid 2015 Fund	220	—	309	—	228	—	757
Principal LifeTime Hybrid 2020 Fund	571	—	1,726	—	3,094	—	5,391
Principal LifeTime Hybrid 2025 Fund	246	—	1,493	—	643	—	2,382

			Notes to Financial Statements
			Principal Funds, Inc.
			October 31, 2018

7. Federal Tax Information (continued)

								Total
	Undistributed		Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary		Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income		Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Principal LifeTime Hybrid 2030 Fund	189		—	2,293	—	3,294	—	5,776
Principal LifeTime Hybrid 2035 Fund	188		—	1,529	—	697	—	2,414
Principal LifeTime Hybrid 2040 Fund	185		—	2,076	—	2,161	—	4,422
Principal LifeTime Hybrid 2045 Fund	74		—	1,113	—	720	—	1,907
Principal LifeTime Hybrid 2050 Fund	53		—	1,065	—	1,209	—	2,327
Principal LifeTime Hybrid 2055 Fund	17		—	310	—	59	—	386
Principal LifeTime Hybrid 2060 Fund	6		—	54	—	(99)	—	(39)
Principal LifeTime Hybrid 2065 Fund	5		—	2	—	(253)	—	(246)
Principal LifeTime Hybrid Income Fund	189		—	85	—	(146)	—	128
Principal LifeTime Strategic Income Fund	6,421		—	17,620	—	20,026	—	44,067
Real Estate Securities Fund	11,614	^	—	54,829	—	649,356	—	715,799
SAM Balanced Portfolio	14,085		—	294,935	—	522,586	—	831,606
SAM Conservative Balanced Portfolio	3,807		—	74,597	—	103,099	—	181,503
SAM Conservative Growth Portfolio	19,582		—	304,606	—	378,321	—	702,509
SAM Flexible Income Portfolio	3,299		—	96,501	—	17,643	—	117,443
SAM Strategic Growth Portfolio	20,839		—	264,501	—	140,745	—	426,085
Short-Term Income Fund	1,660		—	—	(27,028)	(41,158)	—	(66,526)
SmallCap Fund	19,527		—	63,576	—	60,376	—	143,479
SmallCap Growth Fund I	24,734		—	208,782	—	236,845	—	470,361
SmallCap S&P 600 Index Fund	15,356		—	123,272	—	238,905	—	377,533
SmallCap Value Fund II	26,204		—	135,928	—	(21,566)	—	140,566
Tax-Exempt Bond Fund	—		170	—	(9,502)	(3,039)	—	(12,371)

*	Represents book-to-tax accounting differences.
^	Undistributed Ordinary Income reported includes $9,092 of undistributed Section 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2018, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		No Expiration
	Expiring in 2019	Short-Term	Long-Term	Total
California Municipal Fund	$6,663	$5,279	$1,626	$13,568
Core Plus Bond Fund	20,017	40,325	8,588	68,930
Finisterre Unconstrained Emerging
Markets Bond Fund	—	201	—	201
Global Diversified Income Fund	—	140,218	15,869	156,087
Government & High Quality Bond
Fund	—	6,405	68,063	74,468
High Yield Fund	—	4,781	92,489	97,270
High Yield Fund I	—	4,817	38,167	42,984
Income Fund	13,420	1,533	33,162	48,115
Inflation Protection Fund	—	1,430	28,967	30,397
Short-Term Income Fund	—	15,590	11,438	27,028
Tax-Exempt Bond Fund	2,371	6,074	1,057	9,502

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must by fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

As of October 31, 2018, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$3,189	$—
Global Real Estate Securities Fund	–	118
High Yield Fund	–	15,755
Income Fund	8,587	8,365
International Emerging Markets Fund	–	55,476
International Fund I	–	9,782
Tax-Exempt Bond Fund	3,432	—

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2018

7. Federal Tax Information (continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2018, the MidCap Growth Fund had approximate late-year ordinary losses of $767,000 and MidCap Growth Fund III had approximate late-year ordinary losses of $2,461,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications as follows (amounts in thousands):

	Total Distributable	Capital Shares and
	Earnings (Loss)	Additional Paid-in-Capital
California Municipal Fund	$3,189	$(3,189)
Diversified International Fund	(46,116)	46,116
Equity Income Fund	(31,983)	31,983
Global Real Estate Securities Fund	(1,716)	1,716
Income Fund	8,587	(8,587)
International Emerging Markets Fund	(4,891)	4,891
International Fund I	(3,360)	3,360
LargeCap Growth Fund	(143,280)	143,280
LargeCap Growth Fund I	75,039	(75,039)
LargeCap S&P 500 Index Fund	(34,917)	34,917
LargeCap Value Fund III	(12,859)	12,859
MidCap Fund	(122,103)	122,103
MidCap Growth Fund	(1,489)	1,489
MidCap Growth Fund III	(10,146)	10,146
MidCap S&P 400 Index Fund	(17,276)	17,276
MidCap Value Fund I	(10,448)	10,448
MidCap Value Fund III	20,938	(20,938)
Overseas Fund	(22,466)	22,466
Principal Capital Appreciation Fund	(121,154)	121,154
Principal LifeTime 2010 Fund	(5,560)	5,560
Principal LifeTime 2015 Fund	(5,291)	5,291
Principal LifeTime 2020 Fund	(27,691)	27,691
Principal LifeTime 2025 Fund	(6,285)	6,285
Principal LifeTime 2030 Fund	(40,753)	40,753
Principal LifeTime 2035 Fund	(7,519)	7,519
Principal LifeTime 2040 Fund	(34,237)	34,237
Principal LifeTime 2045 Fund	(5,246)	5,246
Principal LifeTime 2050 Fund	(19,895)	19,895
Principal LifeTime 2055 Fund	(1,948)	1,948
Principal LifeTime 2060 Fund	(1,519)	1,519
Principal LifeTime 2065 Fund	(44)	44
Principal LifeTime Hybrid 2015 Fund	(133)	133
Principal LifeTime Hybrid 2020 Fund	(421)	421
Principal LifeTime Hybrid 2025 Fund	(245)	245
Principal LifeTime Hybrid 2030 Fund	(493)	493
Principal LifeTime Hybrid 2035 Fund	(356)	356
Principal LifeTime Hybrid 2040 Fund	(402)	402
Principal LifeTime Hybrid 2045 Fund	(213)	213
Principal LifeTime Hybrid 2050 Fund	(179)	179
Principal LifeTime Hybrid 2055 Fund	(64)	64
Principal LifeTime Hybrid 2060 Fund	(19)	19
Principal LifeTime Hybrid Income Fund	(91)	91
Principal LifeTime Strategic Income Fund	(2,512)	2,512
Real Estate Securities Fund	(18,800)	18,800
SAM Balanced Portfolio	(35,906)	35,906
SAM Conservative Balanced Portfolio	(10,015)	10,015
SAM Conservative Growth Portfolio	(33,736)	33,736
SAM Flexible Income Portfolio	(11,331)	11,331
SAM Strategic Growth Portfolio	(26,545)	26,545
SmallCap Fund	(5,494)	5,494
SmallCap Growth Fund I	23,283	(23,283)

	Notes to Financial Statements
	Principal Funds, Inc.
	October 31, 2018

7. Federal Tax Information (continued)

	Total Distributable	Capital Shares and
	Earnings (Loss)	Additional Paid-in-Capital
SmallCap S&P 600 Index Fund	(17,360)	17,360
SmallCap Value Fund II	22,932	(22,932)
Tax-Exempt Bond Fund	3,432	(3,432)

Federal Income Tax Basis. At October 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
California Municipal Fund*	$7,428	$(7,508)	$(80)	$405,940
Core Plus Bond Fund	9,791	(129,051)	(119,260)	3,660,230
Diversified International Fund	1,121,236	(853,675)	267,561	10,618,103
Equity Income Fund	2,503,286	(200,503)	2,302,783	4,698,853
Finisterre Unconstrained Emerging Markets Bond Fund	227	(1,065)	(838)	29,157
Global Diversified Income Fund	193,367	(617,552)	(424,185)	8,956,521
Global Real Estate Securities Fund	200,337	(167,359)	32,978	3,006,699
Government & High Quality Bond Fund	11,386	(86,848)	(75,462)	1,555,588
Government Money Market Fund	—	—	—	3,288,185
High Yield Fund	37,336	(190,023)	(152,687)	3,115,409
High Yield Fund I	8,998	(98,678)	(89,680)	3,957,687
Income Fund	48,653	(115,676)	(67,023)	2,959,006
Inflation Protection Fund	8,197	(80,731)	(72,534)	1,643,849
International Emerging Markets Fund	58,799	(78,493)	(19,694)	771,990
International Fund I	43,660	(38,008)	5,652	374,911
LargeCap Growth Fund	83,348	(20,985)	62,363	497,560
LargeCap Growth Fund I	2,752,871	(233,825)	2,519,046	5,763,389
LargeCap S&P 500 Index Fund	2,503,336	(205,035)	2,298,301	3,234,819
LargeCap Value Fund III	289,167	(132,182)	156,985	1,934,250
MidCap Fund	3,991,893	(542,046)	3,449,847	11,311,664
MidCap Growth Fund	26,854	(9,086)	17,768	160,329
MidCap Growth Fund III	183,970	(55,278)	128,692	889,693
MidCap S&P 400 Index Fund	329,870	(119,141)	210,729	1,107,508
MidCap Value Fund I	85,149	(62,621)	22,528	919,273
MidCap Value Fund III	93,490	(111,989)	(18,499)	1,090,487
Money Market Fund	—	—	—	489,363
Overseas Fund	212,334	(376,915)	(164,581)	3,080,695
Principal Capital Appreciation Fund	790,660	(49,845)	740,815	1,018,966
Principal LifeTime 2010 Fund	80,331	(23,540)	56,791	751,709
Principal LifeTime 2015 Fund	84,017	(6,927)	77,090	414,565
Principal LifeTime 2020 Fund	651,957	(130,660)	521,297	3,881,928
Principal LifeTime 2025 Fund	249,651	(30,359)	219,292	1,365,140
Principal LifeTime 2030 Fund	887,948	(150,790)	737,158	4,767,500
Principal LifeTime 2035 Fund	220,332	(21,138)	199,194	1,028,775
Principal LifeTime 2040 Fund	743,806	(81,878)	661,928	3,079,564
Principal LifeTime 2045 Fund	147,482	(14,496)	132,986	733,460
Principal LifeTime 2050 Fund	428,408	(43,887)	384,521	1,794,879
Principal LifeTime 2055 Fund	48,424	(9,043)	39,381	362,881
Principal LifeTime 2060 Fund	21,551	(8,528)	13,023	275,004
Principal LifeTime 2065 Fund	157	(585)	(428)	10,217
Principal LifeTime Hybrid 2015 Fund	1,361	(1,133)	228	50,579
Principal LifeTime Hybrid 2020 Fund	5,743	(2,649)	3,094	139,651
Principal LifeTime Hybrid 2025 Fund	3,616	(2,973)	643	123,576
Principal LifeTime Hybrid 2030 Fund	7,001	(3,707)	3,294	155,599
Principal LifeTime Hybrid 2035 Fund	3,345	(2,649)	696	95,518
Principal LifeTime Hybrid 2040 Fund	4,856	(2,695)	2,161	106,074
Principal LifeTime Hybrid 2045 Fund	2,289	(1,569)	720	57,354
Principal LifeTime Hybrid 2050 Fund	2,738	(1,529)	1,209	54,222
Principal LifeTime Hybrid 2055 Fund	646	(587)	59	17,960
Principal LifeTime Hybrid 2060 Fund	146	(245)	(99)	5,517
Principal LifeTime Hybrid 2065 Fund	5	(258)	(253)	4,685
Principal LifeTime Hybrid Income Fund	464	(609)	(145)	26,369
Principal LifeTime Strategic Income Fund	32,683	(12,657)	20,026	417,537
Real Estate Securities Fund	749,859	(100,505)	649,354	3,006,745
SAM Balanced Portfolio	613,072	(90,486)	522,586	3,938,964

	Notes to Financial Statements
	Principal Funds, Inc.
		October 31, 2018

7. Federal Tax Information (continued)

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
SAM Conservative Balanced Portfolio	$144,269	$(41,170)	$103,099	$1,571,577
SAM Conservative Growth Portfolio	422,618	(44,297)	378,321	2,596,911
SAM Flexible Income Portfolio	108,509	(90,866)	17,643	2,550,848
SAM Strategic Growth Portfolio	178,254	(37,509)	140,745	1,675,523
Short-Term Income Fund	13,384	(54,542)	(41,158)	4,821,620
SmallCap Fund	120,257	(59,881)	60,376	586,846
SmallCap Growth Fund I	371,748	(134,904)	236,844	1,488,853
SmallCap S&P 600 Index Fund	384,266	(145,360)	238,906	1,073,262
SmallCap Value Fund II	100,375	(121,939)	(21,564)	1,106,280
Tax-Exempt Bond Fund*	5,802	(8,841)	(3,039)	360,312

* The Fund holds inverse floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On December 11, 2018, the Board of Directors approved the acquisition of the assets of MidCap Value Fund III by MidCap Value Fund I. The proposed merger, if approved by shareholders, is expected to occur on April 12, 2019. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
October 31, 2018

INVESTMENT COMPANIES - 0.01%	Shares Held Value (000's)			Principal
Exchange Traded Funds - 0.01%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
iShares California Muni Bond ETF	1,000	$57	California (continued)
TOTAL INVESTMENT COMPANIES		$57	California Statewide Communities Development
	Principal		Authority (continued)
MUNICIPAL BONDS - 100.21%	Amount (000's) Value (000's)		5.00%, 02/01/2030	$2,000	$2,179
California - 99.32%			5.00%, 11/01/2032(d)	1,135	1,245
Abag Finance Authority for Nonprofit Corps			5.00%, 12/01/2036(d)	5,000	5,175
5.00%, 08/01/2043	$1,500	$1,602	5.00%, 09/02/2038	3,000	3,169
Alameda Community Improvement Commission			5.00%, 05/15/2040	3,500	3,773
Successor Agency (credit support from BAM)			5.00%, 12/01/2041(d)	1,000	1,020
5.00%, 09/01/2031(a)	1,000	1,106	5.00%, 10/01/2046	5,500	5,866
Alameda Corridor Transportation Authority			5.25%, 12/01/2034	3,500	3,709
5.00%, 10/01/2034	8,805	9,571	5.25%, 12/01/2038(d)	1,000	1,051
5.00%, 10/01/2036	4,250	4,587	5.25%, 12/01/2043(d)	2,000	2,087
Alameda Unified School District-Alameda			7.25%, 11/15/2041(d)	1,500	1,570
County/CA			California Statewide Communities Development
5.00%, 08/01/2032	1,795	2,037	Authority (credit support from FHA INS)
Alum Rock Union Elementary School District			6.25%, 08/01/2024(a)	775	798
5.25%, 08/01/2043	1,000	1,094	California Statewide Financing Authority
Anaheim Public Financing Authority			6.00%, 05/01/2043	2,050	2,050
5.25%, 10/01/2034	1,000	1,015	6.00%, 05/01/2043	1,550	1,550
Bay Area Toll Authority			Chino Valley Unified School District
5.13%, 04/01/2039	3,000	3,043	5.25%, 08/01/2047	2,900	3,286
California Educational Facilities Authority			City of Atwater CA Wastewater Revenue (credit
5.00%, 10/01/2036	1,000	1,121	support from AGM)
5.00%, 01/01/2039(b),(c)	2,020	2,031	5.00%, 05/01/2043(a)	1,000	1,101
5.00%, 10/01/2045	1,000	1,108	City of Compton CA Water Revenue
5.38%, 04/01/2034	1,000	1,048	6.00%, 08/01/2039	1,250	1,270
California Health Facilities Financing Authority			City of Irvine CA
5.00%, 08/15/2031	2,700	3,080	5.00%, 09/01/2049	1,000	1,052
5.00%, 08/15/2033	1,750	1,967	City of Los Angeles CA Wastewater System
5.00%, 08/15/2034	2,000	2,252	Revenue
5.00%, 02/01/2035	2,000	2,186	5.00%, 06/01/2034	2,000	2,242
5.00%, 11/15/2046(c)	4,504	4,890	City of Los Angeles Department of Airports
5.00%, 08/15/2047	1,000	1,086	5.00%, 05/15/2026	1,000	1,122
5.00%, 11/15/2048	2,785	3,054	5.00%, 05/15/2026	3,500	4,025
5.75%, 09/01/2039	2,000	2,065	5.00%, 05/15/2028	3,000	3,492
6.00%, 07/01/2039	2,000	2,057	5.00%, 05/15/2036	1,500	1,627
California Health Facilities Financing			5.00%, 05/15/2042	1,200	1,296
Authority (credit support from CA MTG INS)			5.00%, 05/15/2044(c)	3,100	3,385
5.00%, 07/01/2035(a)	1,000	1,116	5.00%, 05/15/2047	3,500	3,798
California Municipal Finance Authority			City of Riverside CA Sewer Revenue
5.00%, 12/31/2036	3,000	3,246	5.00%, 08/01/2040	4,000	4,385
5.00%, 12/31/2043	4,000	4,275	City of San Francisco CA Public Utilities
5.25%, 11/01/2036	4,000	4,274	Commission Water Revenue
California Pollution Control Financing Authority			5.00%, 11/01/2034	1,800	2,046
3.00%, 11/01/2025	11,000	10,641	5.00%, 11/01/2036	2,010	2,165
3.25%, 12/01/2027(b)	2,000	1,986	City of Vernon CA Electric System Revenue
4.30%, 07/01/2040	3,400	3,481	5.13%, 08/01/2021	280	287
5.00%, 07/01/2030(d)	2,000	2,095	5.13%, 08/01/2021	805	822
5.00%, 07/01/2037(d)	10,250	10,606	Coachella Valley Unified School District/
California Public Finance Authority			CA (credit support from AGM)
1.29%, 08/01/2052(b)	7,000	7,000	0.00%, 08/01/2039(a),(e)	4,000	1,668
5.00%, 07/01/2047(d)	1,000	1,003	Compton Public Finance Authority
California School Finance Authority			4.50%, 09/01/2032(d)	8,000	8,032
5.00%, 07/01/2035(d)	1,925	2,061	County of Sacramento CA Airport System
5.00%, 08/01/2036(d)	1,170	1,227	Revenue
5.00%, 08/01/2038(d)	1,000	1,066	5.00%, 07/01/2036	1,350	1,488
California State Public Works Board			5.00%, 07/01/2037	2,000	2,210
5.00%, 11/01/2037	1,375	1,488	Dinuba Redevelopment Agency (credit support
5.00%, 10/01/2039	4,500	4,918	from BAM)
California State University			5.00%, 09/01/2033(a)	2,000	2,223
5.00%, 11/01/2037	2,000	2,250	East Bay Municipal Utility District Water System
5.25%, 11/01/2038	2,000	2,036	Revenue
California Statewide Communities Development			3.00%, 06/01/2037	10	9
Authority			5.00%, 06/01/2036	1,000	1,049
4.00%, 02/01/2022	830	857	El Monte Union High School District (credit
4.00%, 02/01/2025	940	977	support from AGC)
4.00%, 07/01/2048	1,800	1,775	5.50%, 06/01/2034(a)	2,000	2,044
5.00%, 10/01/2028	1,875	2,034

See accompanying notes.

Schedule of Investments
California Municipal Fund
October 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			California (continued)
Escondido Union High School District			Pomona Unified School District (credit support
0.00%, 08/01/2041(e)	$1,000	$373	from NATL)
Foothill-De Anza Community College District			6.15%, 08/01/2030(a)	$1,000	$1,128
5.00%, 08/01/2040	1,500	1,623	Port Commission of the City & County of San
Golden State Tobacco Securitization Corp			Francisco
5.00%, 06/01/2027	2,000	2,227	4.00%, 03/01/2035	1,000	1,009
5.00%, 06/01/2028	7,000	7,750	Port of Los Angeles
5.00%, 06/01/2047	6,000	5,842	5.00%, 08/01/2032	1,740	1,919
5.25%, 06/01/2047	12,000	12,066	Poway Unified School District
5.30%, 06/01/2037	4,000	4,089	0.00%, 08/01/2036(e)	4,000	1,940
Golden State Tobacco Securitization Corp (credit			Regents of the University of California Medical
support from ST APPROP)			Center Pooled Revenue
5.00%, 06/01/2033(a)	2,000	2,205	5.00%, 05/15/2035	4,540	5,071
Indio Redevelopment Agency			Rialto Redevelopment Agency
5.63%, 08/15/2035	1,355	1,358	5.00%, 09/01/2037	1,000	1,130
Inland Valley Development Agency			Richmond Joint Powers Financing Authority
5.25%, 09/01/2037	1,000	1,097	6.25%, 07/01/2024	1,000	1,027
Irvine Unified School District			Ripon Unified School District (credit support
5.00%, 03/01/2057	1,000	1,068	from BAM)
La Verne Public Financing Authority			0.00%, 08/01/2033(a),(e)	855	437
7.25%, 09/01/2026	650	651	0.00%, 08/01/2033(a),(e)	255	129
Lancaster Redevelopment Agency Successor			Riverside Community Properties Development
Agency			Inc
6.88%, 08/01/2039	545	566	6.00%, 10/15/2038	1,000	1,181
Long Beach Bond Finance Authority			Riverside County Public Financing
5.00%, 11/15/2035	2,915	3,371	Authority (credit support from BAM)
5.50%, 11/15/2030	1,010	1,208	5.00%, 10/01/2029(a)	1,500	1,694
Los Angeles County Public Works Financing			Riverside County Transportation Commission
Authority			5.00%, 06/01/2032	1,500	1,574
5.00%, 12/01/2033	2,000	2,266	Sacramento Area Flood Control Agency
5.00%, 08/01/2042	1,400	1,512	5.00%, 10/01/2033	2,000	2,263
5.00%, 12/01/2045(c)	5,500	6,119	Salinas Valley Solid Waste Authority (credit
Los Angeles County Sanitation Districts			support from AGM)
Financing Authority			5.50%, 08/01/2031(a)	1,500	1,692
5.00%, 10/01/2035	4,500	5,058	San Diego Association of Governments South
Los Angeles Department of Water			Bay Expressway Revenue
5.38%, 07/01/2038	1,000	1,005	5.00%, 07/01/2036	1,500	1,684
Los Angeles Department of Water & Power Power			5.00%, 07/01/2037	2,300	2,576
System Revenue			San Diego Convention Center Expansion
5.00%, 07/01/2042	1,500	1,676	Financing Authority
Los Angeles Unified School District/CA			5.00%, 04/15/2025	5,000	5,463
5.00%, 07/01/2029	2,000	2,040	San Diego County Regional Airport Authority
Marin Healthcare District			5.00%, 07/01/2042	5,000	5,435
5.00%, 08/01/2034	1,000	1,131	San Diego Public Facilities Financing Authority
Merced Union High School District			Water Revenue
0.00%, 08/01/2032(e)	3,380	2,006	5.38%, 08/01/2034	2,000	2,054
Norco Community Redevelopment Agency			San Diego Redevelopment Agency Successor
Successor Agency (credit support from BAM)			Agency
5.00%, 03/01/2032(a)	1,000	1,104	6.40%, 09/01/2019	275	276
Norco Financing Authority (credit support from			San Francisco Bay Area Rapid Transit District
AGM)			Sales Tax Revenue
5.63%, 10/01/2034(a)	1,000	1,031	5.00%, 07/01/2028	1,755	1,844
Norman Y Mineta San Jose International Airport			San Francisco City & County Airport Comm-San
SJC			Francisco International Airport
5.00%, 03/01/2041	6,000	6,528	5.00%, 05/01/2031	1,000	1,154
5.00%, 03/01/2047	1,500	1,644	5.00%, 05/01/2042	1,500	1,623
Oakland Unified School District/Alameda County			San Francisco City & County Redevelopment
5.00%, 08/01/2040	3,400	3,769	Agency Successor Agency
Palomar Health			5.00%, 08/01/2044	1,500	1,587
5.00%, 11/01/2036	3,000	3,176	San Francisco City & County Redevelopment
5.00%, 11/01/2039	2,000	2,104	Financing Authority
Pittsburg Successor Agency Redevelopment			6.50%, 08/01/2039	1,000	1,036
Agency (credit support from AGM)			San Joaquin Hills Transportation Corridor Agency
5.00%, 09/01/2028(a)	1,000	1,134	5.00%, 01/15/2034	6,185	6,662
5.00%, 09/01/2029(a)	1,000	1,128	San Luis Obispo County Financing
Pittsburg Unified School District			Authority (credit support from AGM)
5.00%, 08/01/2043	2,900	3,161	5.00%, 08/01/2030(a)	1,000	1,067

See accompanying notes.

Schedule of Investments
California Municipal Fund
October 31, 2018

	Principal			(a)	Credit support indicates investments that benefit from credit enhancement or
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)			liquidity support provided by a third party bank, institution, or government
California (continued)				agency.
San Luis Obispo County Financing				(b)	Certain variable rate securities are not based on a published reference rate
Authority (credit support from BAM)				and spread but are determined by the issuer or agent and are based on current
5.00%, 09/01/2037(a)	$1,000		$1,099	market conditions. These securities do not indicate a reference rate and
Semitropic Improvement District				spread in their description. Rate shown is the rate in effect as of period end.
5.00%, 12/01/2038	2,000		2,068	(c) Security or portion of underlying security related to Inverse Floaters
Southern California Public Power Authority				entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 11/01/2029	2,380		2,692	information.
5.25%, 07/01/2029	695		750	(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.25%, 07/01/2031	695		749	1933. These securities may be resold in transactions exempt from registration,
State of California				normally to qualified institutional buyers. At the end of the period, the value of
1.24%, 05/01/2034(b)	6,000		6,000	these securities totaled $38,238 or 9.26% of net assets.
2.45%, 12/01/2031	710		704	(e) Non-income producing security
4.00%, 09/01/2033	2,330		2,420	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at
5.00%, 09/01/2034	5,000		5,648	October 31, 2018.
5.00%, 02/01/2038	1,450		1,567
5.00%, 04/01/2043	3,380		3,653	Portfolio Summary (unaudited)
5.25%, 11/01/2040	1,500		1,589	Sector	Percent
5.75%, 04/01/2031	675		686	Revenue Bonds	70.86%
6.00%, 03/01/2033	2,000		2,107	General Obligation Unlimited	10.94%
6.00%, 04/01/2038	1,940		1,972	Prerefunded	8.06%
6.00%, 04/01/2038	1,060		1,079	Insured	7.27%
Stockton East Water District (credit support from				Special Assessment	1.32%
NATL)				Special Tax	0.89%
5.25%, 04/01/2022(a)	1,780		1,785	Tax Allocation	0.87%
Stockton Unified School District (credit support				Investment Companies	0.01%
from AGM)				Liability For Floating Rate Notes Issued	(1.98)%
5.00%, 08/01/2038(a)	1,500		1,631	Other Assets and Liabilities	1.76%
Tobacco Securitization Authority of Southern				TOTAL NET ASSETS	100.00%
California
5.13%, 06/01/2046	1,500		1,504
Travis Unified School District (credit support
from AGM)
5.00%, 09/01/2029(a)	1,000		1,133
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000		1,115
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000		1,073
University of California
5.00%, 05/15/2044	1,000		1,102
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225		1,262
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700		1,750
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500		1,647
			$410,304
Guam - 0.89%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525		2,613
Port Authority of Guam
5.00%, 07/01/2048	1,000		1,056
			$3,669
TOTAL MUNICIPAL BONDS			$413,973
Total Investments			$414,030
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.98)%
Notes with interest rates of 1.60% - 1.66% at	$(8,170	) $	(8,170)
October 31, 2018 and contractual maturity of
collateral of 2019-2025.(f)
Total Net Investments			$405,860
Other Assets and Liabilities - 1.76%			7,255
TOTAL NET ASSETS - 100.00%			$413,115

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

COMMON STOCKS - 0.05%	Shares Held Value (000's)			Principal
Oil & Gas - 0.05%			BONDS (continued)	Amount (000’s) Value (000’s)
Chaparral Energy Inc - A Shares (a)	60,154	$912	Agriculture - 1.47%
Chaparral Energy Inc - A Shares (a),(b),(c)	460	7	Altria Group Inc
Chaparral Energy Inc - B Shares (a)	12,649	209	2.85%, 08/09/2022		$5,475	$5,321
Patterson-UTI Energy Inc	29,049	483	4.00%, 01/31/2024		165	165
		$1,611	4.50%, 05/02/2043		2,620	2,391
TOTAL COMMON STOCKS		$1,611	5.38%, 01/31/2044		6,745	6,868
INVESTMENT COMPANIES - 6.03%	Shares Held Value (000's)		BAT Capital Corp
Exchange Traded Funds - 0.02%			2.76%, 08/15/2022(g)		2,080	1,991
SPDR Bloomberg Barclays High Yield Bond ETF	16,500	580	2.91%, 08/14/2020(g)		110	110
Money Market Funds - 6.01%			3 Month USD LIBOR + 0.59%
Principal Government Money Market Fund	193,676,823	193,677	3.22%, 08/15/2024(g)		1,890	1,783
2.05%(d),(e)			4.54%, 08/15/2047(g)		1,685	1,467
TOTAL INVESTMENT COMPANIES		$194,257	BAT International Finance PLC
PREFERRED STOCKS - 0.30%	Shares Held Value (000's)		0.88%, 10/13/2023	EUR	250	280
Agriculture - 0.01%			2.25%, 01/16/2030		600	653
Pinnacle Operating Corp 0.00% (a),(b),(c)	925,862	$306	6.00%, 11/24/2034	GBP	200	333
			Imperial Brands Finance PLC
Banks - 0.10%			3.38%, 02/26/2026	EUR	150	187
Bank of America Corp 6.50%, 01/27/2020 (f)	35,000	900	3.75%, 07/21/2022(g)		$3,065	3,030
Morgan Stanley 6.38%, 10/15/2024 (f)	50,000	1,309	4.88%, 06/07/2032	GBP	150	216
3 Month USD LIBOR + 3.71%			5.50%, 09/28/2026		100	149
State Street Corp 5.90%, 03/15/2024 (f)	35,000	912	JBS Investments II GmbH
3 Month USD LIBOR + 3.11%			7.00%, 01/15/2026(g)		$1,135	1,121
		$3,121	MHP Lux SA
Electric - 0.04%			6.95%, 04/03/2026(g)		650	601
SCE Trust III 5.75%, 03/15/2024 (f)	50,000	1,256	Philip Morris International Inc
3 Month USD LIBOR + 2.99%			1.88%, 02/25/2021		1,750	1,693
Sovereign - 0.11%			2.38%, 08/17/2022		1,745	1,670
CoBank ACB 6.20%, 01/01/2025 (f)	35,000	3,692	4.38%, 11/15/2041		280	256
3 Month USD LIBOR + 3.74%			Pinnacle Operating Corp
Telecommunications - 0.04%			9.00%, 05/15/2023(g)		1,329	964
Verizon Communications Inc 5.90%, 02/15/2054	50,000	1,273	Reynolds American Inc
TOTAL PREFERRED STOCKS		$9,648	5.70%, 08/15/2035		3,035	3,101
	Principal		5.85%, 08/15/2045		880	904
BONDS - 65.14%	Amount (000's) Value (000's)		6.88%, 05/01/2020		9,940	10,429
Advertising - 0.01%			7.00%, 08/04/2041		1,475	1,678
Lamar Media Corp						$47,361
5.00%, 05/01/2023	$155	$154	Airlines - 0.89%
Outfront Media Capital LLC / Outfront Media			American Airlines 2013-1 Class B Pass Through
Capital Corp			Trust
5.25%, 02/15/2022	115	116	5.63%, 07/15/2022(g)		270	275
		$270	American Airlines 2013-2 Class A Pass Through
Aerospace & Defense - 0.84%			Trust
Air 2 US			4.95%, 07/15/2024		7,144	7,298
8.63%, 10/01/2020(g)	36	36	American Airlines 2014-1 Class A Pass Through
Arconic Inc			Trust
5.40%, 04/15/2021	250	253	3.70%, 04/01/2028		1,346	1,313
BBA US Holdings Inc			American Airlines 2015-1 Class A Pass Through
5.38%, 05/01/2026(g)	660	653	Trust
Bombardier Inc			3.38%, 11/01/2028		3,179	3,050
6.13%, 01/15/2023(g)	55	54	American Airlines 2015-1 Class B Pass Through
7.50%, 03/15/2025(g)	1,825	1,824	Trust
8.75%, 12/01/2021(g)	1,190	1,279	3.70%, 11/01/2024		195	191
Rockwell Collins Inc			American Airlines 2016-3 Class A Pass Through
3.50%, 03/15/2027	150	141	Trust
TransDigm Inc			3.25%, 04/15/2030		1,180	1,100
6.50%, 07/15/2024	110	111	American Airlines 2017-1 Class AA Pass Through
Triumph Group Inc			Trust
5.25%, 06/01/2022	385	356	3.65%, 08/15/2030		2,078	2,018
7.75%, 08/15/2025	2,215	2,082	Continental Airlines 2007-1 Class A Pass Through
United Technologies Corp			Trust
2.80%, 05/04/2024	3,130	2,944	5.98%, 10/19/2023(c),(h)		1,419	1,486
3.10%, 06/01/2022	2,320	2,275	Continental Airlines 2012-1 Class A Pass Through
3.95%, 08/16/2025	4,235	4,194	Trust
4.13%, 11/16/2028	8,045	7,902	4.15%, 10/11/2025		3,723	3,742
4.45%, 11/16/2038	1,455	1,408	United Airlines 2014-2 Class A Pass Through
4.63%, 11/16/2048	1,105	1,063	Trust
5.40%, 05/01/2035	585	620	3.75%, 03/03/2028		2,015	1,998
		$27,195

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Airlines (continued)			Automobile Asset Backed Securities (continued)
United Airlines 2016-1 Class AA Pass Through			Drive Auto Receivables Trust 2017-3
Trust			2.30%, 05/17/2021	$2,089	$2,086
3.10%, 01/07/2030	$890	$840	Drive Auto Receivables Trust 2017-A
United Airlines 2018-1 Class A Pass Through			2.51%, 01/15/2021(g)	786	785
Trust			Drive Auto Receivables Trust 2018-1
3.70%, 09/01/2031	2,275	2,173	2.23%, 04/15/2020	761	760
United Airlines 2018-1 Class AA Pass Through			Drive Auto Receivables Trust 2018-2
Trust			2.83%, 09/15/2020	3,046	3,045
3.50%, 09/01/2031	2,280	2,177	Enterprise Fleet Financing LLC
US Airways 2001-1G Pass Through Trust			2.13%, 05/22/2023(g)	1,703	1,687
7.08%, 09/20/2022	67	71	Ford Credit Auto Owner Trust 2016-A
US Airways 2013-1 Class A Pass Through Trust			1.39%, 07/15/2020	467	466
3.95%, 05/15/2027	1,075	1,066	Ford Credit Auto Owner Trust 2017-REV2
		$28,798	2.36%, 03/15/2029(g)	500	478
Apparel - 0.00%			GM Financial Automobile Leasing Trust 2016-3
Hanesbrands Inc			1.97%, 05/20/2020	2,100	2,088
4.88%, 05/15/2026(g)	35	33	2.38%, 05/20/2020	1,250	1,245
Under Armour Inc			GM Financial Automobile Leasing Trust 2017-1
3.25%, 06/15/2026	15	13	2.48%, 08/20/2020	3,500	3,474
		$46	2.74%, 08/20/2020	3,600	3,571
Automobile Asset Backed Securities - 5.91%			GM Financial Automobile Leasing Trust 2017-3
AmeriCredit Automobile Receivables 2015-4			2.52%, 01/21/2020	6,982	6,983
2.11%, 01/08/2021	1,517	1,514	1.00 x 1 Month USD LIBOR + 0.24%
2.88%, 07/08/2021	1,950	1,946	GM Financial Automobile Leasing Trust 2018-2
AmeriCredit Automobile Receivables 2016-1			2.50%, 07/20/2020	5,000	5,001
2.89%, 01/10/2022	5,700	5,685	1.00 x 1 Month USD LIBOR + 0.22%
AmeriCredit Automobile Receivables Trust			GM Financial Consumer Automobile Receivables
2014-2			Trust 2018-2
2.18%, 06/08/2020	131	131	3.31%, 12/18/2023	2,250	2,223
AmeriCredit Automobile Receivables Trust			Hertz Fleet Lease Funding LP
2015-2			2.63%, 05/10/2032(g)	5,500	5,520
2.40%, 01/08/2021	7,470	7,455	1.00 x 1 Month USD LIBOR + 0.50%
AmeriCredit Automobile Receivables Trust			2.93%, 04/10/2031(g)	8,099	8,114
2016-2			1.00 x 1 Month USD LIBOR + 0.65%
2.87%, 11/08/2021	4,325	4,310	Hyundai Auto Lease Securitization Trust 2017-C
Americredit Automobile Receivables Trust 2016-4			2.45%, 03/16/2020(g)	5,463	5,463
2.41%, 07/08/2022	7,000	6,903	1.00 x 1 Month USD LIBOR + 0.17%
AmeriCredit Automobile Receivables Trust			Nissan Auto Lease Trust 2017-A
2017-1			2.48%, 09/16/2019	2,227	2,227
1.51%, 05/18/2020	54	54	1.00 x 1 Month USD LIBOR + 0.20%
2.71%, 08/18/2022	3,000	2,957	Santander Drive Auto Receivables Trust 2014-5
AmeriCredit Automobile Receivables Trust			2.46%, 06/15/2020	121	121
2017-4			Santander Drive Auto Receivables Trust 2016-2
2.47%, 05/18/2021	5,649	5,650	2.66%, 11/15/2021	3,500	3,487
1.00 x 1 Month USD LIBOR + 0.18%			Santander Drive Auto Receivables Trust 2017-1
Americredit Automobile Receivables Trust 2018-2			2.58%, 05/16/2022	5,000	4,965
2.86%, 11/18/2021	7,670	7,656	Santander Drive Auto Receivables Trust 2018-2
ARI Fleet Lease Trust 2016-A			2.53%, 10/15/2020	4,806	4,807
1.82%, 07/15/2024(g)	57	57	1.00 x 1 Month USD LIBOR + 0.25%
Capital Auto Receivables Asset Trust 2018-2			3.35%, 07/17/2023	2,000	1,986
3.02%, 02/22/2021(g)	11,575	11,571	Santander Drive Auto Receivables Trust 2018-3
CarMax Auto Owner Trust			2.55%, 03/15/2021	15,000	15,002
2.48%, 10/15/2021	8,000	8,001	1.00 x 1 Month USD LIBOR + 0.27%
1.00 x 1 Month USD LIBOR + 0.20%			Santander Drive Auto Receivables Trust 2018-5
CarMax Auto Owner Trust 2014-4			2.52%, 07/15/2021	17,100	17,100
2.44%, 11/16/2020	2,000	1,998	1.00 x 1 Month USD LIBOR + 0.23%
CarMax Auto Owner Trust 2017-1			Santander Retail Auto Lease Trust 2017-A
1.98%, 11/15/2021	200	198	2.55%, 03/20/2020(g)	5,824	5,824
Carmax Auto Owner Trust 2018-4			1.00 x 1 Month USD LIBOR + 0.27%
2.48%, 02/15/2022	5,100	5,100	2.68%, 01/20/2022(g)	2,625	2,589
1.00 x 1 Month USD LIBOR + 0.20%			Tesla Auto Lease Trust 2018-A
Chesapeake Funding II LLC			2.97%, 04/20/2020(g)	500	497
3.43%, 03/15/2028(g)	2,466	2,473	3.30%, 05/20/2020(g)	563	560
1.00 x 1 Month USD LIBOR + 1.15%					$190,420
Drive Auto Receivables Trust
3.00%, 11/15/2021	1,955	1,953
Drive Auto Receivables Trust 2017-2
2.25%, 06/15/2021	2,657	2,654

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities - 0.54%				Banks (continued)
GMF Floorplan Owner Revolving Trust				Bank of America Corp
1.96%, 05/17/2021(g)		$250	$249	3.11%, 02/05/2026		$2,485	$2,430
2.61%, 09/15/2022(g)		17,000	17,000	3 Month USD LIBOR + 0.77%
1.00 x 1 Month USD LIBOR + 0.32%				4.20%, 08/26/2024		12,385	12,287
			$17,249	4.25%, 10/22/2026		6,846	6,654
Automobile Manufacturers - 0.84%				5.88%, 12/31/2049(f),(k)		105	102
Allison Transmission Inc				3 Month USD LIBOR + 2.93%
5.00%, 10/01/2024(g)		1,080	1,048	Bank of New York Mellon Corp/The
BCD Acquisition Inc				4.62%, 12/31/2049(f),(k)		6,485	6,120
9.63%, 09/15/2023(g)		90	95	3 Month USD LIBOR + 3.13%
Daimler Finance North America LLC				4.95%, 12/31/2049(f),(k)		5,390	5,424
2.25%, 03/02/2020(g)		2,940	2,897	3 Month USD LIBOR + 3.42%
2.70%, 08/03/2020(g)		5,470	5,393	Barclays PLC
2.85%, 01/06/2022(g)		2,175	2,107	3.25%, 01/17/2033	GBP	150	172
Ford Motor Credit Co LLC				4.84%, 05/09/2028		$910	840
2.60%, 11/04/2019		1,275	1,260	7.75%, 12/31/2049(f),(k)		380	379
3.34%, 03/28/2022		1,725	1,648	USD Swap Semi-Annual 5 Year + 4.84%
General Motors Co				BDO Unibank Inc
6.25%, 10/02/2043		1,020	976	2.95%, 03/06/2023		415	390
6.60%, 04/01/2036		1,820	1,863	BNP Paribas SA
General Motors Financial Co Inc				6.75%, 12/31/2049(f),(g),(k)		2,995	3,029
3.40%, 01/05/2023		5,485	5,436	USD Swap Semi-Annual 5 Year + 4.92%
3 Month USD LIBOR + 0.99%				BPCE SA
3.85%, 01/05/2028		1,055	933	2.50%, 07/15/2019		5,495	5,469
3.95%, 04/13/2024		150	144	5.25%, 04/16/2029	GBP	200	290
Jaguar Land Rover Automotive PLC				CIT Group Inc
4.50%, 10/01/2027(g)		735	583	4.13%, 03/09/2021		$385	384
Mclaren Finance PLC				5.25%, 03/07/2025		185	186
5.75%, 08/01/2022(g)		385	364	5.80%, 12/31/2049(f),(k)		500	492
Navistar International Corp				3 Month USD LIBOR + 3.97%
6.63%, 11/01/2025(g)		2,103	2,145	6.13%, 03/09/2028		375	388
Toyota Motor Credit Corp				Citigroup Inc
2.95%, 04/13/2021		150	149	1.50%, 07/24/2026(k)	EUR	500	563
			$27,041	3 Month Euro Interbank Offered Rate +
Automobile Parts & Equipment - 0.13%				1.07%
American Axle & Manufacturing Inc				3.44%, 07/24/2023		$3,155	3,168
6.25%, 04/01/2025		2,125	2,006	3 Month USD LIBOR + 0.95%
Dana Inc				3.52%, 10/27/2028(k)		8,685	8,046
5.50%, 12/15/2024		850	819	3 Month USD LIBOR + 1.15%
Goodyear Tire & Rubber Co/The				4.13%, 07/25/2028		8,475	8,036
5.13%, 11/15/2023		135	132	4.45%, 09/29/2027		3,930	3,824
IHO Verwaltungs GmbH				4.65%, 07/23/2048		2,970	2,868
4.75%, PIK 5.50%, 09/15/2026(g),(i),(j)		5	5	4.75%, 05/18/2046		1,695	1,581
Schaeffler Finance BV				Cooperatieve Rabobank UA
4.75%, 05/15/2023(g)		845	834	4.63%, 05/23/2029	GBP	250	347
Titan International Inc				4.75%, 01/15/2020(g)		$5,966	6,077
6.50%, 11/30/2023		60	56	5.50%, 12/31/2049(f),(k)	EUR	425	505
Weichai International Hong Kong Energy Group				EUR Swap Annual (VS 6 Month) 5 Year
Co Ltd				+5.25%
3.75%, 12/31/2049(f),(k)		390	357	Credit Suisse AG
US Treasury Yield Curve Rate T Note				5.75%, 09/18/2025(k)		450	552
Constant Maturity 5 Year + 6.08%				EUR Swap Annual (VS 6 Month) 5 Year
			$4,209	+4.00%
Banks- 8.43%				Credit Suisse Group AG
Banco Bilbao Vizcaya Argentaria SA				2.13%, 09/12/2025(k)	GBP	150	183
3.50%, 04/11/2024(k)	EUR	200	229	GBP Swap SA (VS 6 Month) 1 Year +
EUR Swap Annual (VS 6 Month) 5 Year				1.23%
+2.55%				3.53%, 12/14/2023(g)		$750	756
Banco General SA				3 Month USD LIBOR + 1.20%
4.13%, 08/07/2027(g)		$1,550	1,445	7.13%, 12/31/2049(f),(k)		4,115	4,177
Banco Santander SA				USD Swap Semi-Annual 5 Year + 5.11%
2.50%, 03/18/2025	EUR	100	113	7.50%, 12/31/2049(f),(g),(k)		2,000	2,035
6.25%, 12/31/2049(f),(k)		600	676	USD Swap Semi-Annual 5 Year + 4.60%
EUR Swap Annual (VS 6 Month) 5 Year				DBS Group Holdings Ltd
+5.41%				4.52%, 12/11/2028(g),(k)		4,155	4,200
				USD Swap Rate NY 5 Year + 1.59%
				Discover Bank
				3.10%, 06/04/2020		450	446

See accompanying notes.

			Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Banks (continued)
First Republic Bank/CA				Royal Bank of Scotland Group PLC (continued)
4.63%, 02/13/2047		$250	$235	5.13%, 05/28/2024		$10,159	$10,012
Goldman Sachs Group Inc/The				7.50%, 12/31/2049(f),(k)		6,291	6,395
1.38%, 05/15/2024	EUR	500	569	USD Swap Semi-Annual 5 Year + 5.80%
2.91%, 06/05/2023(k)		$195	188	Santander UK Group Holdings PLC
3 Month USD LIBOR + 1.05%				7.38%, 12/31/2049(f),(k)	GBP	200	265
3.49%, 07/24/2023		8,839	8,898	GBP Swap SA (VS 6 Month) 5 Year +
3 Month USD LIBOR + 1.00%				5.54%
3.85%, 01/26/2027		15,108	14,477	Santander UK PLC
4.25%, 01/29/2026	GBP	200	279	5.00%, 11/07/2023(g)		$11,065	11,092
5.00%, 12/31/2049(f),(k)		$1,000	920	Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 2.87%				2.50%, 05/28/2026(k)	EUR	250	295
5.38%, 12/31/2049(f),(k)		9,675	9,748	EUR Swap Annual (VS 6 Month) 5 Year
3 Month USD LIBOR + 3.92%				+1.45%
5.95%, 01/15/2027		1,620	1,746	5.75%, 12/31/2049(f),(k)		$9,197	9,157
6.75%, 10/01/2037		3,935	4,593	USD Swap Semi-Annual 5 Year + 3.85%
HBOS PLC				SunTrust Bank/Atlanta GA
4.50%, 03/18/2030(k)	EUR	500	623	4.05%, 11/03/2025		1,835	1,836
3 Month Euro Interbank Offered Rate +				Svenska Handelsbanken AB
1.37%				2.66%, 01/15/2024(k)	EUR	500	569
HSBC Holdings PLC				EUR Swap Annual (VS 6 Month) 5 Year
4.25%, 03/14/2024		$400	395	+1.43%
6.50%, 12/31/2049(f),(k)		2,350	2,206	Synchrony Bank
USD Swap Rate NY 5 Year + 3.61%				3.00%, 06/15/2022		$4,525	4,320
Industrial & Commercial Bank of China Ltd				Toronto-Dominion Bank/The
4.88%, 09/21/2025		200	201	4.86%, 03/04/2031(k)	CAD	275	219
ING Groep NV				Canada Bankers Acceptances 3 Month +
6.00%, 12/31/2049(f),(k)		875	872	3.49%
USD Swap Semi-Annual 5 Year + 4.45%				Turkiye Halk Bankasi AS
Intesa Sanpaolo SpA				3.88%, 02/05/2020		$280	251
3.93%, 09/15/2026	EUR	300	326	Turkiye Is Bankasi AS
5.02%, 06/26/2024(g)		$380	335	5.50%, 04/21/2022		200	173
JPMorgan Chase & Co				Turkiye Vakiflar Bankasi TAO
3.26%, 01/10/2025		2,010	1,994	5.50%, 10/27/2021		200	180
3 Month USD LIBOR + 0.85%				UBS AG
3.63%, 12/01/2027		3,965	3,690	4.75%, 02/12/2026(k)	EUR	250	303
4.62%, 12/31/2049(f),(k)		1,675	1,550	EUR Swap Annual (VS 6 Month) 5 Year
3 Month USD LIBOR + 2.58%				+3.40%
4.95%, 06/01/2045		2,665	2,693	UBS AG/London
5.00%, 12/31/2049(f),(k)		40	40	4.50%, 06/26/2048(g)		$1,450	1,455
3 Month USD LIBOR + 3.32%				UBS AG/Stamford CT
5.63%, 08/16/2043		3,065	3,357	2.35%, 03/26/2020		5,135	5,069
Lloyds Banking Group PLC				UBS Group Funding Switzerland AG
4.58%, 12/10/2025		3,225	3,110	3.26%, 08/15/2023(g)		10,395	10,419
7.00%, 12/31/2049(f),(k)	GBP	200	260	3 Month USD LIBOR + 0.95%
GBP Swap SA (VS 6 Month) 5 Year +				5.75%, 12/31/2049(f),(k)	EUR	675	830
5.06%				EUR Swap Annual (VS 6 Month) 5 Year
7.50%, 12/31/2049(f),(k)		$640	643	+5.29%
USD Swap Semi-Annual 5 Year + 4.50%				6.87%, 12/31/2049(f),(k)		$4,365	4,440
Morgan Stanley				USD Swap Rate NY 5 Year + 5.50%
3.56%, 05/08/2024		4,365	4,411	6.88%, 12/31/2049(f),(k)		5,175	5,110
3 Month USD LIBOR + 1.22%				USD Swap Semi-Annual 5 Year + 4.59%
3.95%, 04/23/2027		4,575	4,322	Wells Fargo & Co
5.00%, 11/24/2025		3,395	3,471	4.40%, 06/14/2046		2,530	2,292
5.55%, 12/31/2049(f),(k)		4,381	4,425	6.10%, 12/31/2049(f)		865	872
3 Month USD LIBOR + 3.81%				3 Month USD LIBOR + 3.77%
5.75%, 01/25/2021		305	319	Zions Bancorp NA
6.38%, 07/24/2042		1,790	2,164	3.50%, 08/27/2021		5,057	5,031
Popular Inc							$271,699
6.13%, 09/14/2023		850	860	Beverages - 1.04%
Royal Bank of Canada				Anheuser-Busch InBev Finance Inc
3.70%, 10/05/2023		3,955	3,935	2.65%, 02/01/2021		4,900	4,804
Royal Bank of Scotland Group PLC				4.70%, 02/01/2036		1,880	1,790
3.63%, 03/25/2024(k)	EUR	700	802	4.90%, 02/01/2046		7,955	7,493
EUR Swap Annual (VS 6 Month) 5 Year				Anheuser-Busch InBev SA/NV
+2.65%				2.75%, 03/17/2036	EUR	500	573
3.78%, 05/15/2023		$7,555	7,594	2.85%, 05/25/2037	GBP	200	235
3 Month USD LIBOR + 1.47%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)				Chemicals (continued)
Anheuser-Busch InBev Worldwide Inc				Braskem Finance Ltd
3.17%, 01/12/2024		$110	$110	6.45%, 02/03/2024	$1,675	$1,757
3 Month USD LIBOR + 0.74%				CF Industries Inc
4.38%, 04/15/2038		1,605	1,459	5.15%, 03/15/2034	1,380	1,256
4.75%, 04/15/2058		800	714	7.13%, 05/01/2020	243	253
Bacardi Ltd				Consolidated Energy Finance SA
4.70%, 05/15/2028(g)		1,505	1,454	6.08%, 06/15/2022(g)	250	250
5.15%, 05/15/2038(g)		1,980	1,843	3 Month USD LIBOR + 3.75%
5.30%, 05/15/2048(g)		290	270	6.50%, 05/15/2026(g)	1,060	1,055
Central American Bottling Corp				6.88%, 06/15/2025(g)	2,180	2,221
5.75%, 01/31/2027		675	665	Equate Petrochemical BV
Constellation Brands Inc				3.00%, 03/03/2022(g)	925	885
3.88%, 11/15/2019		320	322	3.00%, 03/03/2022	375	359
4.40%, 11/15/2025		1,550	1,553	GCP Applied Technologies Inc
Corp Lindley SA				5.50%, 04/15/2026(g)	930	900
6.75%, 11/23/2021(g)		307	327	Hexion Inc
6.75%, 11/23/2021		379	404	6.63%, 04/15/2020	100	88
Diageo Capital PLC				Israel Chemicals Ltd
3.50%, 09/18/2023		1,775	1,768	6.38%, 05/31/2038(g)	950	942
Keurig Dr Pepper Inc				Mexichem SAB de CV
3.55%, 05/25/2021(g)		3,095	3,080	5.88%, 09/17/2044	1,200	1,099
4.06%, 05/25/2023(g)		2,550	2,536	NOVA Chemicals Corp
4.42%, 05/25/2025(g)		1,895	1,873	5.25%, 08/01/2023(g)	385	372
Molson Coors Brewing Co				5.25%, 06/01/2027(g)	870	785
1.25%, 07/15/2024	EUR	175	196	Olin Corp
			$33,469	5.00%, 02/01/2030	320	287
Biotechnology - 0.20%				5.13%, 09/15/2027	40	37
Amgen Inc				Petkim Petrokimya Holding AS
2.20%, 05/11/2020		$3,780	3,720	5.88%, 01/26/2023	200	183
Celgene Corp				Platform Specialty Products Corp
3.45%, 11/15/2027		70	64	6.50%, 02/01/2022(g)	65	66
5.00%, 08/15/2045		2,525	2,361	SABIC Capital II BV
5.25%, 08/15/2043		115	113	4.00%, 10/10/2023(g)	4,200	4,148
Gilead Sciences Inc				4.50%, 10/10/2028(g)	1,650	1,616
1.85%, 09/20/2019		65	64	SASOL Financing USA LLC
2.50%, 09/01/2023		30	28	5.88%, 03/27/2024	500	504
			$6,350	6.50%, 09/27/2028	1,900	1,923
Building Materials - 0.15%				Starfruit Finco BV / Starfruit US Holdco LLC
BMC East LLC				8.00%, 10/01/2026(g)	920	892
5.50%, 10/01/2024(g)		30	28	Syngenta Finance NV
CEMEX Finance LLC				5.18%, 04/24/2028(g)	2,200	2,081
6.00%, 04/01/2024		760	758			$27,009
Cemex SAB de CV				Coal- 0.03%
5.70%, 01/11/2025		1,200	1,173	Alliance Resource Operating Partners LP /
6.13%, 05/05/2025(g)		740	738	Alliance Resource Finance Corp
JELD-WEN Inc				7.50%, 05/01/2025(g)	945	980
4.63%, 12/15/2025(g)		150	134	Commercial Mortgage Backed Securities - 5.37%
Johnson Controls International plc				BANK 2017-BNK5
1.00%, 09/15/2023	EUR	400	455	3.39%, 06/15/2060	2,350	2,243
Masco Corp				BANK 2017-BNK9
3.50%, 04/01/2021		$50	50	4.03%, 11/15/2054(i)	2,000	1,954
Owens Corning				BENCHMARK 2018-B4
7.00%, 12/01/2036		1,170	1,306	4.12%, 07/15/2051	1,250	1,257
Standard Industries Inc/NJ				BENCHMARK 2018-B6 Mortgage Trust
4.75%, 01/15/2028(g)		35	31	4.77%, 10/10/2051(i)	2,250	2,303
6.00%, 10/15/2025(g)		150	148	4.77%, 10/10/2051(i)	2,000	1,983
			$4,821	CFCRE Commercial Mortgage Trust 2011-C2
Chemicals - 0.84%				5.76%, 12/15/2047(g),(i)	975	1,019
Alpha 2 BV				Citigroup Commercial Mortgage Trust
8.75%, PIK 0.00%, 06/01/2023(g),(i),(j)		465	464	2015-GC29
Aruba Investments Inc				4.14%, 04/10/2048(i)	2,000	1,937
8.75%, 02/15/2023(g)		1,310	1,336	Citigroup Commercial Mortgage Trust
Ashland LLC				2015-GC35
4.75%, 08/15/2022		60	60	3.82%, 11/10/2048	1,000	995
Blue Cube Spinco LLC				Citigroup Commercial Mortgage Trust
9.75%, 10/15/2023		565	629	2016-GC37
10.00%, 10/15/2025		495	561	3.58%, 04/10/2049	1,750	1,697

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

		Principal		Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2017-C4				JP Morgan Chase Commercial Mortgage
1.12%, 10/12/2050(i),(l)		$12,933	$916	Securities Trust 2011-C5
COMM 2012-CCRE3 Mortgage Trust				5.41%, 08/15/2046(g),(i)	$800	$820
4.76%, 10/15/2045(g),(i)		2,715	2,576	JP Morgan Chase Commercial Mortgage
COMM 2012-CCRE5 Mortgage Trust				Securities Trust 2012-LC9
3.22%, 12/10/2045(g)		2,000	1,962	1.55%, 12/15/2047(i),(l)	15,514	721
COMM 2013-CCRE11 Mortgage Trust				3.35%, 12/15/2047(g)	2,000	1,970
1.10%, 08/10/2050(i),(l)		57,672	2,041	JP Morgan Chase Commercial Mortgage
4.72%, 08/10/2050(i)		5,000	5,189	Securities Trust 2013-C16
COMM 2013-CCRE6 Mortgage Trust				1.02%, 12/15/2046(i),(l)	9,285	351
4.09%, 03/10/2046(g),(i)		500	478	JP Morgan Chase Commercial Mortgage
COMM 2013-CCRE8 Mortgage Trust				Securities Trust 2016-JP4
3.96%, 06/10/2046(g),(i)		3,000	2,998	3.65%, 12/15/2049(i)	1,600	1,561
COMM 2013-LC6 Mortgage Trust				JPMBB Commercial Mortgage Securities Trust
4.26%, 01/10/2046(g),(i)		1,470	1,421	2013-C15
COMM 2014-CCRE16 Mortgage Trust				1.14%, 11/15/2045(i),(l)	24,545	1,078
4.05%, 04/10/2047		600	609	JPMBB Commercial Mortgage Securities Trust
COMM 2014-CCRE17 Mortgage Trust				2014-C18
4.74%, 05/10/2047(i)		2,400	2,380	4.81%, 02/15/2047(i)	1,000	1,028
COMM 2014-LC17 Mortgage Trust				4.81%, 02/15/2047(i)	2,700	2,712
4.49%, 10/10/2047(i)		5,000	5,020	JPMBB Commercial Mortgage Securities Trust
COMM 2014-UBS5 Mortgage Trust				2014-C19
1.02%, 09/10/2047(i),(l)		68,400	2,332	1.12%, 04/15/2047(i),(l)	43,151	769
COMM 2015-CCRE22 Mortgage Trust				JPMBB Commercial Mortgage Securities Trust
4.12%, 03/10/2048(i)		1,611	1,542	2014-C24
COMM 2015-LC19 Mortgage Trust				0.97%, 11/15/2047(i),(l)	8,807	324
3.83%, 02/10/2048(i)		1,075	1,052	3.89%, 11/15/2047(g),(i)	1,000	859
COMM 2015-LC23 Mortgage Trust				4.39%, 11/15/2047(i)	4,350	4,267
3.77%, 10/10/2048		2,000	1,983	JPMBB Commercial Mortgage Securities Trust
COMM 2015-PC1 Mortgage Trust				2015-C28
4.29%, 07/10/2050(i)		2,000	2,004	3.99%, 10/15/2048	7,000	6,841
COMM 2018-COR3 Mortgage Trust				JPMBB Commercial Mortgage Securities Trust
4.23%, 05/10/2051		5,000	5,030	2015-C31
Credit Suisse Commercial Mortgage Trust Series				0.96%, 08/15/2048(i),(l)	41,648	1,902
2006-	C5			JPMCC Commercial Mortgage Securities Trust
0.76%, 12/15/2039(i),(l)		887	—	2017-JP7
CSAIL 2018-CX11 Commercial Mortgage Trust				3.81%, 09/15/2050(i)	2,500	2,289
4.03%, 04/15/2051(i)		1,000	992	LB-UBS Commercial Mortgage Trust 2005-C3
DBUBS 2011-LC2 Mortgage Trust				0.81%, 07/15/2040(g),(i),(l)	2,398	14
5.53%, 07/10/2044(g),(i)		5,000	5,112	LB-UBS Commercial Mortgage Trust 2007-C1
GE Commercial Mortgage Corp Series 2007-C1				0.28%, 02/15/2040(i),(l)	325	—
Trust				LB-UBS Commercial Mortgage Trust 2007-C6
5.61%, 12/10/2049(i)		2,341	2,341	6.11%, 07/15/2040(i)	349	349
GS Mortgage Securities Corp II				Morgan Stanley Bank of America Merrill Lynch
4.16%, 07/10/2051(i)		3,000	3,017	Trust 2013-C11
GS Mortgage Securities Trust 2011-GC5				0.44%, 08/15/2046(i),(l)	23,044	226
1.34%, 08/10/2044(g),(i),(l)		90,638	2,620	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2012-GCJ7				Trust 2013-C9
2.21%, 05/10/2045(i),(l)		12,997	586	3.46%, 05/15/2046	1,781	1,745
GS Mortgage Securities Trust 2013-GC16				Morgan Stanley Bank of America Merrill Lynch
1.08%, 11/10/2046(i),(l)		20,777	883	Trust 2014-C15
5.30%, 11/10/2046(i)		800	793	1.04%, 04/15/2047(i),(l)	49,395	1,913
GS Mortgage Securities Trust 2013-GCJ12				4.05%, 04/15/2047	3,000	3,034
3.78%, 06/10/2046(i)		555	546	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2014-GC26				Trust 2014-C16
1.03%, 11/10/2047(i),(l)		48,315	2,167	1.13%, 06/15/2047(i),(l)	24,591	943
GS Mortgage Securities Trust 2015-GC34				4.75%, 06/15/2047(i)	4,250	4,196
3.51%, 10/10/2048		1,482	1,448	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2015-GS1				Trust 2014-C18
3.73%, 11/10/2048		3,000	2,968	4.44%, 10/15/2047(i)	3,864	3,876
JP Morgan Chase Commercial Mortgage				Morgan Stanley Bank of America Merrill Lynch
Securities Trust 2005-CIBC12				Trust 2015-C20
5.45%, 09/12/2037(i)		243	5	3.61%, 02/15/2048	2,000	1,959
JP Morgan Chase Commercial Mortgage				4.16%, 02/15/2048	1,975	1,958
Securities Trust 2010-C1				Morgan Stanley Bank of America Merrill Lynch
5.95%, 06/15/2043(g)		2,585	2,605	Trust 2015-C26
				3.89%, 10/15/2048(i)	3,000	2,950

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
Morgan Stanley Bank of America Merrill Lynch				Garda World Security Corp/Old
Trust 2016-C30				7.25%, 11/15/2021(g)		$220	$218
3.18%, 09/15/2049		$1,571	$1,463	Hertz Corp/The
Morgan Stanley Bank of America Merrill Lynch				7.63%, 06/01/2022(g)		70	67
Trust 2016-C31				Jaguar Holding Co II / Pharmaceutical Product
3.10%, 11/15/2049		2,579	2,429	Development LLC
Morgan Stanley Capital I 2017-HR2				6.38%, 08/01/2023(g)		65	65
3.59%, 12/15/2050		1,000	964	Nielsen Finance LLC / Nielsen Finance Co
Morgan Stanley Capital I Trust 2016-UBS9				5.00%, 04/15/2022(g)		155	151
3.59%, 03/15/2049		1,500	1,469	Prime Security Services Borrower LLC / Prime
MSBAM Commercial Mortgage Securities Trust				Finance Inc
2012-CKSV				9.25%, 05/15/2023(g)		93	98
1.08%, 10/15/2030(g),(i),(l)		22,275	768	Refinitiv US Holdings Inc
UBS Commercial Mortgage Trust 2012-C1				6.25%, 05/15/2026(g)		320	318
3.40%, 05/10/2045		486	485	8.25%, 11/15/2026(g)		560	545
UBS-Barclays Commercial Mortgage Trust				Service Corp International/US
2012-	C3			5.38%, 05/15/2024		205	207
3.09%, 08/10/2049		1,210	1,191	8.00%, 11/15/2021		225	246
5.03%, 08/10/2049(g),(i)		1,500	1,510	TMS International Corp
UBS-Barclays Commercial Mortgage Trust				7.25%, 08/15/2025(g)		1,105	1,100
2012-	C4			United Rentals North America Inc
1.64%, 12/10/2045(g),(i),(l)		20,217	1,039	4.63%, 10/15/2025		910	843
3.32%, 12/10/2045(g)		2,300	2,252	4.88%, 01/15/2028		310	279
UBS-Barclays Commercial Mortgage Trust				5.88%, 09/15/2026		700	686
2013-	C5			6.50%, 12/15/2026		340	344
3.18%, 03/10/2046		1,580	1,558				$8,398
4.08%, 03/10/2046(g),(i)		1,090	988	Computers - 1.06%
Wells Fargo Commercial Mortgage Trust				Apple Inc
2015-NXS1				0.88%, 05/24/2025	EUR	420	479
3.66%, 05/15/2048(i)		2,665	2,584	2.75%, 01/13/2025		$2,275	2,157
Wells Fargo Commercial Mortgage Trust				2.85%, 05/11/2024		5,745	5,514
2015-NXS3				3.00%, 02/09/2024		4,950	4,809
4.49%, 09/15/2057(i)		1,400	1,414	3.05%, 07/31/2029	GBP	125	173
Wells Fargo Commercial Mortgage Trust				3.35%, 02/09/2027		$9,115	8,779
2016-C36				4.25%, 02/09/2047		65	63
3.07%, 11/15/2059		750	702	4.65%, 02/23/2046		1,390	1,434
Wells Fargo Commercial Mortgage Trust				Dell International LLC / EMC Corp
2017-C38				3.48%, 06/01/2019(g)		105	105
3.45%, 07/15/2050		3,000	2,878	5.88%, 06/15/2021(g)		365	370
Wells Fargo Commercial Mortgage Trust				7.13%, 06/15/2024(g)		2,779	2,941
2017-RC1				8.35%, 07/15/2046(g)		5,760	6,694
3.63%, 01/15/2060		5,000	4,852	EMC Corp
Wells Fargo Commercial Mortgage Trust				2.65%, 06/01/2020		155	151
2018-C44				West Corp
4.21%, 05/15/2051		2,500	2,520	8.50%, 10/15/2025(g)		565	510
WFRBS Commercial Mortgage Trust 2013-C12				Western Digital Corp
1.28%, 03/15/2048(g),(i),(l)		45,289	1,988	4.75%, 02/15/2026		100	92
WFRBS Commercial Mortgage Trust 2014-C22							$34,271
4.07%, 09/15/2057(i)		5,000	5,009	Consumer Products - 0.07%
4.37%, 09/15/2057(i)		2,000	2,000	Prestige Brands Inc
WFRBS Commercial Mortgage Trust 2014-C23				6.38%, 03/01/2024(g)		1,310	1,294
0.63%, 10/15/2057(i),(l)		52,335	1,396	Reckitt Benckiser Treasury Services PLC
			$173,118	2.93%, 06/24/2022(g)		240	239
Commercial Services - 0.26%				3 Month USD LIBOR + 0.56%
ADT Security Corp/The				Spectrum Brands Inc
6.25%, 10/15/2021		205	211	5.75%, 07/15/2025		810	788
Ahern Rentals Inc							$2,321
7.38%, 05/15/2023(g)		1,550	1,434	Cosmetics & Personal Care - 0.00%
APX Group Inc				Avon International Operations Inc
7.63%, 09/01/2023		60	53	7.88%, 08/15/2022(g)		80	81
Avis Budget Car Rental LLC / Avis Budget				Credit Card Asset Backed Securities - 0.68%
Finance Inc				Capital One Multi-Asset Execution Trust
5.50%, 04/01/2023		45	44	2.73%, 02/15/2022		500	501
DP World Ltd				1.00 x 1 Month USD LIBOR + 0.45%
6.85%, 07/02/2037		540	601	2.79%, 09/16/2024		510	514
Garda World Security Corp				1.00 x 1 Month USD LIBOR + 0.51%
8.75%, 05/15/2025(g)		945	888	2.91%, 02/15/2024		1,900	1,918
				1.00 x 1 Month USD LIBOR + 0.63%

See accompanying notes.

			Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)				Diversified Financial Services (continued)
Chase Issuance Trust				National Rural Utilities Cooperative Finance Corp
1.58%, 08/15/2021		$3,000	$2,968	2.40%, 04/25/2022		$145	$140
2.58%, 01/15/2022		4,500	4,510	4.75%, 04/30/2043(k)		855	849
1.00 x 1 Month USD LIBOR + 0.30%				3 Month USD LIBOR + 2.91%
2.69%, 05/15/2021		2,525	2,530	Navient Corp
1.00 x 1 Month USD LIBOR + 0.41%				5.50%, 01/15/2019		215	216
First National Master Note Trust 2018-1				6.13%, 03/25/2024		1,390	1,352
2.75%, 10/15/2024		9,000	9,000	6.63%, 07/26/2021		190	195
1.00 x 1 Month USD LIBOR + 0.46%				6.75%, 06/15/2026		420	401
			$21,941	8.00%, 03/25/2020		210	219
Distribution & Wholesale - 0.18%				Nuveen LLC
American Builders & Contractors Supply Co Inc				4.00%, 11/01/2028(g)		3,550	3,552
5.75%, 12/15/2023(g)		30	30	Quicken Loans Inc
5.88%, 05/15/2026(g)		470	456	5.75%, 05/01/2025(g)		120	116
Ferguson Finance PLC				Springleaf Finance Corp
4.50%, 10/24/2028(g)		3,360	3,304	5.25%, 12/15/2019		405	409
Global Partners LP / GLP Finance Corp				6.88%, 03/15/2025		1,660	1,589
7.00%, 06/15/2023		655	652	7.13%, 03/15/2026		160	152
H&E Equipment Services Inc				8.25%, 12/15/2020		145	155
5.63%, 09/01/2025		1,260	1,200	SURA Asset Management SA
			$5,642	4.88%, 04/17/2024(g)		1,025	1,012
Diversified Financial Services - 1.20%				Vantiv LLC / Vantiv Issuer Corp
AerCap Ireland Capital DAC / AerCap Global				4.38%, 11/15/2025(g)		235	222
Aviation Trust							$38,642
4.63%, 10/30/2020		265	269	Electric - 2.34%
Aircastle Ltd				Abu Dhabi National Energy Co PJSC
5.13%, 03/15/2021		220	224	4.38%, 06/22/2026(g)		675	659
Ally Financial Inc				AEP Transmission Co LLC
3.25%, 11/05/2018		20	20	4.00%, 12/01/2046		10	9
4.25%, 04/15/2021		230	230	Alabama Power Co
5.75%, 11/20/2025		3,305	3,379	3.85%, 12/01/2042		30	27
8.00%, 11/01/2031		220	265	Calpine Corp
Avation Capital SA				5.75%, 01/15/2025		95	85
6.50%, 05/15/2021(g)		650	652	Clearway Energy Operating LLC
Blackstone Holdings Finance Co LLC				5.75%, 10/15/2025(g)		675	665
2.00%, 05/19/2025	EUR	250	293	CMS Energy Corp
Brookfield Finance Inc				4.70%, 03/31/2043		910	892
3.90%, 01/25/2028		$2,895	2,704	4.88%, 03/01/2044		1,835	1,880
4.70%, 09/20/2047		4,870	4,489	Commonwealth Edison Co
Brookfield Finance LLC				3.70%, 03/01/2045		690	611
4.00%, 04/01/2024		8,468	8,399	3.80%, 10/01/2042		905	816
Credit Acceptance Corp				Consolidated Edison Co of New York Inc
6.13%, 02/15/2021		950	952	4.63%, 12/01/2054		1,940	1,890
7.38%, 03/15/2023		1,505	1,554	Dominion Energy Inc
Credito Real SAB de CV SOFOM ER				2.58%, 07/01/2020		10,740	10,577
7.25%, 07/20/2023		250	249	3.90%, 10/01/2025		1,670	1,629
Curo Group Holdings Corp				4.25%, 06/01/2028		1,790	1,781
8.25%, 09/01/2025(g)		130	117	DTE Energy Co
Doric Nimrod Air Finance Alpha Ltd 2012-1				6.38%, 04/15/2033		921	1,072
Class B Pass Through Trust				Duke Energy Corp
6.50%, 05/30/2021(g)		353	354	3.75%, 09/01/2046		30	26
E*TRADE Financial Corp				Duke Energy Florida LLC
5.30%, 12/31/2049(f),(k)		2,055	1,983	3.80%, 07/15/2028		3,230	3,190
3 Month USD LIBOR + 3.16%				Electricite de France SA
GE Capital International Funding Co Unlimited				2.15%, 01/22/2019(g)		70	70
Co				2.35%, 10/13/2020(g)		155	152
2.34%, 11/15/2020		200	194	5.63%, 12/31/2049(f),(g),(k)		2,940	2,828
ILFC E-Capital Trust I				USD Swap Semi-Annual 10 Year + 3.04%
4.78%, 12/21/2065(g),(i)		400	354	6.00%, 12/29/2049(f),(k)	GBP	100	128
ILFC E-Capital Trust II				GBP Swap SA (VS 6 Month) 13 Year +
5.03%, 12/21/2065(g),(i)		355	316	3.96%
International Lease Finance Corp				Elwood Energy LLC
6.25%, 05/15/2019		60	61	8.16%, 07/05/2026		$550	603
Lions Gate Capital Holdings LLC				Enel Chile SA
5.88%, 11/01/2024(g)		1,000	1,005	4.88%, 06/12/2028		1,715	1,700

See accompanying notes.

			Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)				Electric (continued)
Enel SpA				Vistra Energy Corp
6.62%, 09/15/2076(k)	GBP	100	$137	7.38%, 11/01/2022		$140	$145
GBP Swap SA (VS 6 Month) 5 Year +				8.13%, 01/30/2026(g)		200	216
4.09%				Vistra Operations Co LLC
Exelon Corp				5.50%, 09/01/2026(g)		865	852
2.85%, 06/15/2020		$2,560	2,532	Western Power Distribution West Midlands PLC
3.50%, 06/01/2022		1,740	1,697	5.75%, 04/16/2032	GBP	100	164
5.10%, 06/15/2045		60	61				$75,348
Florida Power & Light Co				Electrical Components & Equipment - 0.01%
3.95%, 03/01/2048		1,735	1,608	Energizer Gamma Acquisition Inc
4.13%, 06/01/2048		1,140	1,100	6.38%, 07/15/2026(g)		$320	320
Fortis Inc/Canada				Energizer Holdings Inc
2.10%, 10/04/2021		100	95	5.50%, 06/15/2025(g)		15	15
3.06%, 10/04/2026		4,055	3,666				$335
Georgia Power Co				Electronics - 0.02%
4.30%, 03/15/2042		1,355	1,238	Ingram Micro Inc
4.30%, 03/15/2043		1,080	990	5.45%, 12/15/2024		45	44
Indiantown Cogeneration LP				Sanmina Corp
9.77%, 12/15/2020		336	356	4.38%, 06/01/2019(g)		155	155
Kentucky Utilities Co				Sensata Technologies BV
3.30%, 10/01/2025		3,105	2,983	5.00%, 10/01/2025(g)		145	140
Listrindo Capital BV				Tech Data Corp
4.95%, 09/14/2026(g)		300	267	3.70%, 02/15/2022		80	78
Louisville Gas & Electric Co				Tyco Electronics Group SA
3.30%, 10/01/2025		1,545	1,496	2.38%, 12/17/2018		10	10
Mexico Generadora de Energia S de rl				7.13%, 10/01/2037		105	135
5.50%, 12/06/2032		343	333				$562
NRG Energy Inc				Energy - Alternate Sources - 0.00%
6.25%, 05/01/2024		1,145	1,169	TerraForm Power Operating LLC
6.63%, 01/15/2027		260	269	5.00%, 01/31/2028(g)		85	76
7.25%, 05/15/2026		620	659
Oncor Electric Delivery Co LLC				Engineering & Construction - 0.11%
2.15%, 06/01/2019		190	189	Delhi International Airport Ltd
5.25%, 09/30/2040		40	45	6.13%, 10/31/2026		200	196
Pacific Gas & Electric Co				Hongkong International Qingdao Co Ltd
3.30%, 03/15/2027		2,680	2,408	4.75%, 02/12/2020		400	393
3.30%, 12/01/2027		2,695	2,400	MasTec Inc
4.45%, 04/15/2042		30	26	4.88%, 03/15/2023		860	839
4.65%, 08/01/2028(g)		510	502	Mexico City Airport Trust
5.13%, 11/15/2043		585	561	5.50%, 10/31/2046(g)		225	179
PacifiCorp				5.50%, 10/31/2046		500	398
3.85%, 06/15/2021		50	51	Tutor Perini Corp
Pampa Energia SA				6.88%, 05/01/2025(g)		1,065	1,066
7.38%, 07/21/2023		250	231	Zhaohai Investment BVI Ltd
PPL Electric Utilities Corp				4.00%, 07/23/2020		415	397
3.95%, 06/01/2047		40	37				$3,468
4.75%, 07/15/2043		1,375	1,431	Entertainment - 0.29%
PPL WEM Ltd / Western Power Distribution Ltd				AMC Entertainment Holdings Inc
5.38%, 05/01/2021(g)		5,425	5,592	5.75%, 06/15/2025		50	46
Public Service Electric & Gas Co				Boyne USA Inc
3.65%, 09/01/2042		20	18	7.25%, 05/01/2025(g)		350	365
Southern California Edison Co				Caesars Resort Collection LLC / CRC Finco Inc
4.13%, 03/01/2048		1,035	960	5.25%, 10/15/2025(g)		1,785	1,661
Southern Co/The				CCM Merger Inc
2.95%, 07/01/2023		2,035	1,943	6.00%, 03/15/2022(g)		1,435	1,460
4.25%, 07/01/2036		60	56	Cedar Fair LP / Canada's Wonderland Co /
5.50%, 03/15/2057(k)		730	727	Magnum Management Corp / Millennium Op
3 Month USD LIBOR + 3.63%				5.38%, 04/15/2027		40	38
State Grid Overseas Investment 2016 Ltd				Cinemark USA Inc
3.50%, 05/04/2027		3,000	2,810	4.88%, 06/01/2023		50	49
Talen Energy Supply LLC				Eldorado Resorts Inc
7.00%, 10/15/2027		100	66	6.00%, 04/01/2025		10	10
Virginia Electric & Power Co				6.00%, 09/15/2026(g)		805	789
3.80%, 04/01/2028		1,875	1,842	7.00%, 08/01/2023		690	725
4.45%, 02/15/2044		60	59	Enterprise Development Authority/The
4.65%, 08/15/2043		70	71	12.00%, 07/15/2024(g)		1,130	1,076
				International Game Technology PLC
				6.25%, 01/15/2027(g)		200	196
				6.50%, 02/15/2025(g)		1,095	1,109

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)				Forest Products & Paper (continued)
Scientific Games International Inc				International Paper Co
5.00%, 10/15/2025(g)		$25	$23	4.35%, 08/15/2048		$2,825	$2,420
6.63%, 05/15/2021		300	290	4.40%, 08/15/2047		1,085	933
10.00%, 12/01/2022		770	805	Sappi Papier Holding GmbH
Six Flags Entertainment Corp				7.50%, 06/15/2032(g)		630	629
4.88%, 07/31/2024(g)		90	85	Suzano Austria GmbH
WMG Acquisition Corp				6.00%, 01/15/2029(g)		675	688
5.00%, 08/01/2023(g)		595	588				$6,245
5.50%, 04/15/2026(g)		25	24	Gas- 0.29%
			$9,339	AmeriGas Partners LP / AmeriGas Finance Corp
Environmental Control - 0.02%				5.50%, 05/20/2025		95	89
Clean Harbors Inc				Boston Gas Co
5.13%, 06/01/2021		320	320	3.15%, 08/01/2027(g)		125	116
Covanta Holding Corp				Dominion Energy Gas Holdings LLC
6.00%, 01/01/2027		125	120	2.80%, 11/15/2020		3,640	3,593
Hulk Finance Corp				NGL Energy Partners LP / NGL Energy Finance
7.00%, 06/01/2026(g)		125	116	Corp
			$556	7.50%, 11/01/2023		1,855	1,820
Food - 1.49%				Southern Co Gas Capital Corp
Cencosud SA				4.40%, 05/30/2047		2,245	2,059
4.38%, 07/17/2027(g)		1,225	1,078	Talent Yield Investments Ltd
Conagra Brands Inc				4.50%, 04/25/2022(g)		1,500	1,502
4.30%, 05/01/2024		2,485	2,492				$9,179
ESAL GmbH				Healthcare - Products - 0.68%
6.25%, 02/05/2023		1,150	1,129	Abbott Laboratories
General Mills Inc				2.90%, 11/30/2021		2,875	2,825
1.00%, 04/27/2023	EUR	500	576	4.90%, 11/30/2046		1,335	1,375
4.20%, 04/17/2028		$2,190	2,114	Avantor Inc
4.55%, 04/17/2038		2,540	2,332	9.00%, 10/01/2025(g)		40	40
4.70%, 04/17/2048		3,925	3,572	Becton Dickinson and Co
Gruma SAB de CV				1.40%, 05/24/2023	EUR	600	686
4.88%, 12/01/2024(g)		1,175	1,187	3.02%, 05/24/2025	GBP	200	259
Ingles Markets Inc				3.35%, 06/06/2022		$2,235	2,248
5.75%, 06/15/2023		1,340	1,333	3 Month USD LIBOR + 1.03%
JBS USA LUX SA / JBS USA Finance Inc				3.70%, 06/06/2027		3,100	2,911
5.75%, 06/15/2025(g)		605	581	Covidien International Finance SA
7.25%, 06/01/2021(g)		725	733	4.20%, 06/15/2020		5,710	5,795
7.25%, 06/01/2021(g)		985	996	DJO Finance LLC / DJO Finance Corp
Kraft Heinz Foods Co				8.13%, 06/15/2021(g)		775	780
2.80%, 07/02/2020		6,475	6,408	Hill-Rom Holdings Inc
Lamb Weston Holdings Inc				5.75%, 09/01/2023(g)		610	617
4.88%, 11/01/2026(g)		80	77	Kinetic Concepts Inc / KCI USA Inc
McCormick & Co Inc/MD				7.88%, 02/15/2021(g)		985	1,007
3.15%, 08/15/2024		3,580	3,411	Mallinckrodt International Finance SA /
3.40%, 08/15/2027		2,590	2,435	Mallinckrodt CB LLC
Nestle Holdings Inc				4.88%, 04/15/2020(g)		330	326
3.35%, 09/24/2023(g)		5,590	5,552	5.75%, 08/01/2022(g)		95	85
3.50%, 09/24/2025(g)		5,810	5,721	Medtronic Inc
New Albertsons LP				2.50%, 03/15/2020		35	35
7.45%, 08/01/2029		50	42	3.50%, 03/15/2025		240	235
Post Holdings Inc				4.38%, 03/15/2035		990	986
5.00%, 08/15/2026(g)		1,705	1,573	Ortho-Clinical Diagnostics Inc / Ortho-Clinical
5.75%, 03/01/2027(g)		15	14	Diagnostics SA
TreeHouse Foods Inc				6.63%, 05/15/2022(g)		60	58
4.88%, 03/15/2022		340	336	Universal Hospital Services Inc
Want Want China Finance Ltd				7.63%, 08/15/2020		1,630	1,632
2.88%, 04/27/2022		1,700	1,636				$21,900
Wm Wrigley Jr Co				Healthcare - Services - 0.89%
3.38%, 10/21/2020(g)		2,745	2,745	Acadia Healthcare Co Inc
			$48,073	5.63%, 02/15/2023		115	115
Food Service - 0.01%				AHP Health Partners Inc
Aramark Services Inc				9.75%, 07/15/2026(g)		745	758
5.00%, 02/01/2028(g)		175	166	Centene Corp
Forest Products & Paper - 0.19%				4.75%, 05/15/2022		300	300
Domtar Corp				5.38%, 06/01/2026(g)		1,160	1,177
6.25%, 09/01/2042		1,550	1,495	5.63%, 02/15/2021		450	457
Fibria Overseas Finance Ltd				6.13%, 02/15/2024		655	685
5.50%, 01/17/2027		80	80

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Home Equity Asset Backed Securities (continued)
CHS/Community Health Systems Inc			JP Morgan Mortgage Acquisition Trust
6.88%, 02/01/2022	$350	$177	2006-CW2
DaVita Inc			2.43%, 08/25/2036		$448	$445
5.13%, 07/15/2024	165	158	1.00 x 1 Month USD LIBOR + 0.15%
Halfmoon Parent Inc			Saxon Asset Securities Trust 2004-1
3.75%, 07/15/2023(g)	2,110	2,092	3.30%, 03/25/2035		278	155
4.13%, 11/15/2025(g)	3,725	3,682	1.00 x 1 Month USD LIBOR + 1.70%
4.38%, 10/15/2028(g)	7,330	7,169	Specialty Underwriting & Residential Finance
HCA Healthcare Inc			Trust Series 2004-BC1
6.25%, 02/15/2021	575	597	3.05%, 02/25/2035		303	302
HCA Inc			1.00 x 1 Month USD LIBOR + 0.77%
4.50%, 02/15/2027	160	155				$1,124
4.75%, 05/01/2023	2,100	2,121	Housewares - 0.06%
5.00%, 03/15/2024	1,085	1,098	Newell Brands Inc
5.25%, 04/15/2025	115	117	5.00%, 11/15/2023		1,605	1,599
5.25%, 06/15/2026	350	356	Turkiye Sise ve Cam Fabrikalari AS
5.38%, 09/01/2026	650	645	4.25%, 05/09/2020		200	193
5.50%, 06/15/2047	490	482				$1,792
5.88%, 03/15/2022	10	11	Insurance - 1.94%
6.50%, 02/15/2020	350	361	Aegon NV
MPH Acquisition Holdings LLC			4.00%, 04/25/2044(k)	EUR	250	294
7.13%, 06/01/2024(g)	665	676	3 Month Euro Interbank Offered Rate +
Polaris Intermediate Corp			3.35%
8.50%, PIK 9.25%, 12/01/2022(g),(i),(j)	1,305	1,338	AIA Group Ltd
Tenet Healthcare Corp			3.20%, 03/11/2025(g)		$2,655	2,509
4.63%, 07/15/2024	1,125	1,084	3.90%, 04/06/2028(g)		4,840	4,697
6.00%, 10/01/2020	455	466	Allianz SE
8.13%, 04/01/2022	725	755	2.24%, 07/07/2045(k)	EUR	500	563
WellCare Health Plans Inc			3 Month Euro Interbank Offered Rate +
5.25%, 04/01/2025	1,260	1,257	2.65%
5.38%, 08/15/2026(g)	290	289	American International Group Inc
		$28,578	3.30%, 03/01/2021		$2,140	2,118
Holding Companies - Diversified - 0.01%			3.90%, 04/01/2026		7,650	7,310
China Merchants Finance Co Ltd			4.50%, 07/16/2044		4,055	3,593
4.75%, 08/03/2025	290	290	Arch Capital Finance LLC
Home Builders - 0.23%			4.01%, 12/15/2026		2,845	2,783
Beazer Homes USA Inc			5.03%, 12/15/2046		915	931
8.75%, 03/15/2022	65	65	AssuredPartners Inc
Century Communities Inc			7.00%, 08/15/2025(g)		675	664
5.88%, 07/15/2025	2,010	1,819	AXA Equitable Holdings Inc
KB Home			5.00%, 04/20/2048(g)		6,285	5,601
4.75%, 05/15/2019	390	390	AXA SA
7.00%, 12/15/2021	300	311	5.12%, 01/17/2047(k)		3,160	3,049
Lennar Corp			3 Month USD LIBOR + 3.88%
4.13%, 12/01/2018	495	494	Catlin Insurance Co Ltd
4.50%, 04/30/2024	1,440	1,365	5.42%, 07/29/2049(f),(g)		2,050	2,014
4.75%, 11/15/2022	50	50	3 Month USD LIBOR + 2.98%
8.38%, 01/15/2021	65	70	Chubb INA Holdings Inc
LGI Homes Inc			1.55%, 03/15/2028	EUR	650	732
6.88%, 07/15/2026(g)	690	655	CNO Financial Group Inc
PulteGroup Inc			4.50%, 05/30/2020		$385	386
5.50%, 03/01/2026	90	88	5.25%, 05/30/2025		70	71
Taylor Morrison Communities Inc / Taylor			Genworth Holdings Inc
Morrison Holdings II Inc			7.63%, 09/24/2021		120	122
5.63%, 03/01/2024(g)	730	710	HUB International Ltd
Toll Brothers Finance Corp			7.00%, 05/01/2026(g)		230	225
4.88%, 03/15/2027	60	55	Liberty Mutual Group Inc
TRI Pointe Group Inc			5.24%, 03/07/2067(g)		2,345	2,263
4.88%, 07/01/2021	150	149	3 Month USD LIBOR + 2.91%
TRI Pointe Group Inc / TRI Pointe Homes Inc			Manulife Financial Corp
5.88%, 06/15/2024	65	61	3.05%, 08/20/2029(k)	CAD	325	237
Williams Scotsman International Inc			Canada Bankers Acceptances 3 Month +
7.88%, 12/15/2022(g)	985	1,012	1.05%
		$7,294	Markel Corp
Home Equity Asset Backed Securities - 0.04%			3.50%, 11/01/2027		$1,600	1,477
First NLC Trust 2005-1			4.30%, 11/01/2047		1,265	1,106
2.78%, 05/25/2035	238	222	5.00%, 04/05/2046		3,655	3,578
1.00 x 1 Month USD LIBOR + 0.50%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Leisure Products & Services (continued)
Nuveen Finance LLC			NCL Corp Ltd
4.13%, 11/01/2024(g)	$1,680	$1,681	4.75%, 12/15/2021(g)	$213	$213
Prudential Financial Inc			Silversea Cruise Finance Ltd
5.63%, 06/15/2043(k)	4,260	4,335	7.25%, 02/01/2025(g)	1,440	1,551
3 Month USD LIBOR + 3.92%					$2,408
Voya Financial Inc			Lodging - 0.17%
5.65%, 05/15/2053(k)	4,365	4,300	Boyd Gaming Corp
3 Month USD LIBOR + 3.58%			6.38%, 04/01/2026	60	60
6.13%, 12/31/2049(f),(k)	250	248	Jack Ohio Finance LLC / Jack Ohio Finance 1
US Treasury Yield Curve Rate T Note			Corp
Constant Maturity 5 Year + 3.36%			6.75%, 11/15/2021(g)	1,575	1,616
XLIT Ltd			MGM Resorts International
4.45%, 03/31/2025	5,155	5,079	6.00%, 03/15/2023	345	350
4.89%, 12/31/2049(f)	590	578	6.63%, 12/15/2021	740	775
3 Month USD LIBOR + 2.46%			Sands China Ltd
		$62,544	5.40%, 08/08/2028(g)	1,150	1,099
Internet - 0.21%			Wyndham Destinations Inc
Alibaba Group Holding Ltd			5.75%, 04/01/2027	100	93
3.13%, 11/28/2021	200	197	Wynn Las Vegas LLC / Wynn Las Vegas Capital
3.40%, 12/06/2027	475	434	Corp
Baidu Inc			5.25%, 05/15/2027(g)	1,000	905
3.88%, 09/29/2023	2,150	2,122	5.50%, 03/01/2025(g)	490	466
Match Group Inc					$5,364
5.00%, 12/15/2027(g)	60	57	Machinery - Construction & Mining - 0.03%
Netflix Inc			BlueLine Rental Finance Corp / BlueLine Rental
4.38%, 11/15/2026	995	914	LLC
5.38%, 02/01/2021	200	204	9.25%, 03/15/2024(g)	1,045	1,091
5.88%, 11/15/2028(g)	135	133	Machinery - Diversified - 0.06%
Symantec Corp			Cloud Crane LLC
5.00%, 04/15/2025(g)	55	52	10.13%, 08/01/2024(g)	1,530	1,648
Tencent Holdings Ltd			CNH Industrial Capital LLC
2.99%, 01/19/2023(g)	200	192	4.88%, 04/01/2021	330	337
3.80%, 02/11/2025(g)	1,200	1,155	Mueller Water Products Inc
Zayo Group LLC / Zayo Capital Inc			5.50%, 06/15/2026(g)	20	20
5.75%, 01/15/2027(g)	65	64			$2,005
6.00%, 04/01/2023	1,200	1,224	Media - 2.98%
		$6,748	21st Century Fox America Inc
Investment Companies - 0.01%			3.00%, 09/15/2022	1,845	1,798
Bright Galaxy International Ltd			4.75%, 09/15/2044	15	15
3.38%, 11/03/2021	420	391	5.40%, 10/01/2043	1,555	1,747
Iron & Steel - 0.18%			6.15%, 02/15/2041	605	734
AK Steel Corp			6.40%, 12/15/2035	4,570	5,570
6.38%, 10/15/2025	685	610	Altice Financing SA
7.00%, 03/15/2027	495	438	6.63%, 02/15/2023(g)	1,070	1,059
7.50%, 07/15/2023	475	482	Altice Finco SA
7.63%, 10/01/2021	245	245	8.13%, 01/15/2024(g)	520	511
Allegheny Technologies Inc			Altice France SA/France
7.88%, 08/15/2023	65	69	8.13%, 02/01/2027(g)	990	980
ArcelorMittal			Altice Luxembourg SA
5.50%, 03/01/2021	220	228	7.75%, 05/15/2022(g)	1,325	1,234
Big River Steel LLC / BRS Finance Corp			AMC Networks Inc
7.25%, 09/01/2025(g)	95	99	4.75%, 12/15/2022	120	118
Cleveland-Cliffs Inc			4.75%, 08/01/2025	970	902
4.88%, 01/15/2024(g)	50	48	5.00%, 04/01/2024	645	617
Commercial Metals Co			Cablevision SA
4.88%, 05/15/2023	20	19	6.50%, 06/15/2021	225	220
CSN Resources SA			Cablevision Systems Corp
6.50%, 07/21/2020	820	797	5.88%, 09/15/2022	130	131
United States Steel Corp			CCO Holdings LLC / CCO Holdings Capital Corp
6.25%, 03/15/2026	75	71	5.13%, 05/01/2023(g)	3,355	3,338
Vale Overseas Ltd			5.13%, 05/01/2027(g)	270	254
4.38%, 01/11/2022	59	59	5.25%, 09/30/2022	490	492
6.25%, 08/10/2026	90	96	Charter Communications Operating LLC / Charter
6.88%, 11/21/2036	2,190	2,431	Communications Operating Capital
		$5,692	3.58%, 07/23/2020	3,445	3,439
Leisure Products & Services - 0.08%			4.20%, 03/15/2028	240	225
Constellation Merger Sub Inc			5.75%, 04/01/2048	2,370	2,243
8.50%, 09/15/2025(g)	670	644	6.48%, 10/23/2045	5,845	5,934

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)				Media (continued)
Clear Channel Worldwide Holdings Inc				Ziggo BV
6.50%, 11/15/2022		$75	$76	5.50%, 01/15/2027(g)		$950	$872
Comcast Corp							$95,839
3.38%, 02/15/2025		6,605	6,393	Metal Fabrication & Hardware - 0.02%
3.95%, 10/15/2025		2,230	2,226	Grinding Media Inc / Moly-Cop AltaSteel Ltd
4.15%, 10/15/2028		4,560	4,523	7.38%, 12/15/2023(g)		105	108
4.20%, 08/15/2034		1,900	1,786	Novelis Corp
4.60%, 10/15/2038		4,455	4,359	5.88%, 09/30/2026(g)		90	85
4.60%, 08/15/2045		1,630	1,558	Park-Ohio Industries Inc
4.70%, 10/15/2048		2,905	2,825	6.63%, 04/15/2027		480	476
5.50%, 11/23/2029	GBP	125	202				$669
CSC Holdings LLC				Mining - 0.69%
5.50%, 04/15/2027(g)		$400	384	AngloGold Ashanti Holdings PLC
6.63%, 10/15/2025(g)		445	466	5.13%, 08/01/2022		365	368
8.63%, 02/15/2019		185	187	BHP Billiton Finance USA Ltd
10.13%, 01/15/2023(g)		1,250	1,360	6.75%, 10/19/2075(g),(k)		1,835	1,986
Discovery Communications LLC				USD Swap Semi-Annual 5 Year + 5.09%
1.90%, 03/19/2027	EUR	500	554	Constellium NV
3.05%, 09/20/2019		$125	125	5.88%, 02/15/2026(g)		435	406
3 Month USD LIBOR + 0.71%				6.63%, 03/01/2025(g)		1,245	1,220
5.00%, 09/20/2037		2,135	1,993	Corp Nacional del Cobre de Chile
DISH DBS Corp				5.63%, 09/21/2035(g)		100	106
5.13%, 05/01/2020		795	797	First Quantum Minerals Ltd
5.88%, 07/15/2022		1,230	1,162	7.50%, 04/01/2025(g)		1,290	1,151
5.88%, 11/15/2024		1,220	1,037	FMG Resources August 2006 Pty Ltd
6.75%, 06/01/2021		1,075	1,086	5.13%, 03/15/2023(g)		815	786
7.75%, 07/01/2026		730	653	5.13%, 05/15/2024(g)		105	100
Grupo Televisa SAB				Freeport-McMoRan Inc
5.00%, 05/13/2045		700	604	3.88%, 03/15/2023		280	259
6.63%, 01/15/2040		80	85	Glencore Finance Canada Ltd
Meredith Corp				5.55%, 10/25/2042(g)		3,002	2,831
6.88%, 02/01/2026(g)		2,090	2,090	Glencore Finance Europe Ltd
Myriad International Holdings BV				1.88%, 09/13/2023	EUR	170	193
4.85%, 07/06/2027(g)		1,700	1,641	Glencore Funding LLC
NBCUniversal Media LLC				3.00%, 10/27/2022(g)		$25	24
5.15%, 04/30/2020		4,935	5,069	3.88%, 10/27/2027(g)		3,190	2,902
Nexstar Broadcasting Inc				Gold Fields Orogen Holdings BVI Ltd
5.63%, 08/01/2024(g)		55	53	4.88%, 10/07/2020		400	401
Radiate Holdco LLC / Radiate Finance Inc				Hudbay Minerals Inc
6.63%, 02/15/2025(g)		760	711	7.25%, 01/15/2023(g)		130	129
6.88%, 02/15/2023(g)		265	254	7.63%, 01/15/2025(g)		520	523
Sinclair Television Group Inc				IAMGOLD Corp
5.38%, 04/01/2021		130	130	7.00%, 04/15/2025(g)		1,430	1,417
Sirius XM Radio Inc				Kinross Gold Corp
6.00%, 07/15/2024(g)		280	286	5.95%, 03/15/2024		60	61
TEGNA Inc				Newmont Mining Corp
6.38%, 10/15/2023		140	143	5.13%, 10/01/2019		1,800	1,829
Time Warner Cable LLC				Northwest Acquisitions ULC / Dominion Finco
5.88%, 11/15/2040		1,780	1,696	Inc
8.75%, 02/14/2019		1,165	1,183	7.13%, 11/01/2022(g)		390	393
Univision Communications Inc				Southern Copper Corp
5.13%, 02/15/2025(g)		100	91	6.75%, 04/16/2040		1,125	1,280
Viacom Inc				Taseko Mines Ltd
4.25%, 09/01/2023		1,310	1,308	8.75%, 06/15/2022(g)		1,310	1,290
4.38%, 03/15/2043		3,200	2,619	Teck Resources Ltd
Virgin Media Finance PLC				3.75%, 02/01/2023		5	5
5.75%, 01/15/2025(g)		205	198	6.25%, 07/15/2041		1,390	1,387
Virgin Media Secured Finance PLC				8.50%, 06/01/2024(g)		215	233
5.25%, 01/15/2026(g)		380	354	Vedanta Resources PLC
Warner Media LLC				6.38%, 07/30/2022(g)		900	842
1.95%, 09/15/2023	EUR	250	295	Volcan Cia Minera SAA
2.10%, 06/01/2019		$1,080	1,074	5.38%, 02/02/2022		240	242
3.60%, 07/15/2025		1,755	1,661				$22,364
3.88%, 01/15/2026		2,515	2,409
4.05%, 12/15/2023		3,670	3,680
5.38%, 10/15/2041		1,065	1,019
Ziggo Bond Co BV
6.00%, 01/15/2027(g)		1,125	1,001

See accompanying notes.

			Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.19%				Mortgage Backed Securities (continued)
General Electric Co				Freddie Mac Structured Agency Credit Risk Debt
1.25%, 05/26/2023	EUR	320	$363	Notes (continued)
4.50%, 03/11/2044		$1,080	931	3.08%, 03/25/2029	$971	$972
5.00%, 12/31/2049(f),(k)		250	231	1.00 x 1 Month USD LIBOR + 0.80%
3 Month USD LIBOR + 3.33%				5.13%, 04/25/2028	3,608	3,723
5.30%, 02/11/2021		644	661	1.00 x 1 Month USD LIBOR + 2.85%
5.38%, 12/18/2040	GBP	100	155	Ginnie Mae
6.88%, 01/10/2039		$2,955	3,389	1.75%, 10/16/2037	210	206
LSB Industries Inc				3.37%, 08/16/2045(l)	8,879	1,005
9.63%, 05/01/2023(g)		50	52	(1.00) x 1 Month USD LIBOR + 5.65%
Siemens Financieringsmaatschappij NV				3.50%, 02/20/2040(l)	3,132	431
2.70%, 03/16/2022(g)		250	243	3.50%, 01/20/2043(l)	4,755	1,112
			$6,025	3.77%, 11/20/2040(l)	3,272	456
Mortgage Backed Securities - 3.67%				(1.00) x 1 Month USD LIBOR + 6.05%
Fannie Mae Connecticut Avenue Securities				3.77%, 08/20/2042(l)	7,596	1,170
2.88%, 07/25/2030		10,602	10,605	(1.00) x 1 Month USD LIBOR + 6.05%
1.00 x 1 Month USD LIBOR + 0.60%				3.77%, 05/20/2046(l)	5,921	882
2.93%, 08/25/2030		3,760	3,764	(1.00) x 1 Month USD LIBOR + 6.05%
1.00 x 1 Month USD LIBOR + 0.65%				3.82%, 11/20/2041(l)	3,549	568
3.03%, 02/25/2030		2,692	2,693	(1.00) x 1 Month USD LIBOR + 6.10%
1.00 x 1 Month USD LIBOR + 0.75%				3.82%, 02/20/2046(l)	7,387	1,217
3.73%, 01/25/2029		2,923	2,941	(1.00) x 1 Month USD LIBOR + 6.10%
1.00 x 1 Month USD LIBOR + 1.45%				3.82%, 06/20/2046(l)	10,085	1,625
Fannie Mae REMIC Trust 2005-W2				(1.00) x 1 Month USD LIBOR + 6.10%
2.48%, 05/25/2035		217	217	3.82%, 06/20/2046(l)	7,843	1,301
1.00 x 1 Month USD LIBOR + 0.20%				(1.00) x 1 Month USD LIBOR + 6.10%
Fannie Mae REMICS				3.82%, 08/20/2046(l)	10,740	1,709
2.25%, 07/25/2040		115	109	(1.00) x 1 Month USD LIBOR + 6.10%
3.00%, 04/25/2027(l)		3,025	262	3.82%, 09/20/2046(l)	8,475	1,576
3.50%, 09/25/2027(l)		4,991	515	(1.00) x 1 Month USD LIBOR + 6.10%
3.50%, 11/25/2027(l)		1,316	120	3.87%, 08/20/2044(l)	2,948	507
3.50%, 05/25/2028(l)		1,853	159	(1.00) x 1 Month USD LIBOR + 6.15%
3.50%, 03/25/2031(l)		3,192	243	3.87%, 04/20/2047(l)	7,607	1,424
3.77%, 03/25/2047(l)		5,718	986	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.05%				3.92%, 08/20/2042(l)	3,452	424
3.82%, 02/25/2043(l)		4,634	677	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.10%				3.92%, 11/20/2045(l)	5,805	884
3.82%, 09/25/2046(l)		5,520	762	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.10%				3.92%, 07/20/2047(l)	8,375	1,471
3.87%, 09/25/2047(l)		10,085	1,738	(1.00) x 1 Month USD LIBOR + 6.20%
(1.00) x 1 Month USD LIBOR + 6.15%				3.92%, 07/20/2047(l)	6,769	1,191
4.00%, 04/25/2043(l)		673	106	(1.00) x 1 Month USD LIBOR + 6.20%
4.22%, 12/25/2021(l)		234	7	3.92%, 08/20/2047(l)	3,446	632
(1.00) x 1 Month USD LIBOR + 6.50%				(1.00) x 1 Month USD LIBOR + 6.20%
4.22%, 03/25/2022(l)		217	9	3.92%, 08/20/2047(l)	6,584	1,256
(1.00) x 1 Month USD LIBOR + 6.50%				(1.00) x 1 Month USD LIBOR + 6.20%
17.19%, 08/25/2035(l)		5	—	3.92%, 08/20/2047(l)	12,280	2,058
(10.00) x 1 Month USD LIBOR + 40.00%				(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac REMICS				3.92%, 08/20/2047(l)	4,277	785
2.00%, 02/15/2036		564	536	(1.00) x 1 Month USD LIBOR + 6.20%
3.00%, 09/15/2025(l)		1,718	55	3.92%, 09/20/2047(l)	9,403	1,732
3.00%, 05/15/2027(l)		3,727	258	(1.00) x 1 Month USD LIBOR + 6.20%
3.00%, 10/15/2027(l)		803	70	3.92%, 09/20/2047(l)	9,275	1,547
3.00%, 02/15/2029(l)		5,219	402	(1.00) x 1 Month USD LIBOR + 6.20%
3.50%, 02/15/2028(l)		3,107	253	3.92%, 11/20/2047(l)	6,598	1,152
3.50%, 01/15/2040(l)		3,676	398	(1.00) x 1 Month USD LIBOR + 6.20%
3.50%, 03/15/2041(l)		5,035	670	3.97%, 06/20/2044(l)	15,318	1,807
4.00%, 04/15/2025(l)		2,304	90	(1.00) x 1 Month USD LIBOR + 6.25%
4.37%, 05/15/2026(l)		2,372	178	3.97%, 08/16/2045(l)	5,447	890
(1.00) x 1 Month USD LIBOR + 6.65%				(1.00) x 1 Month USD LIBOR + 6.25%
4.47%, 09/15/2034(l)		352	18	3.97%, 10/20/2047(l)	6,433	1,190
(1.00) x 1 Month USD LIBOR + 6.75%				(1.00) x 1 Month USD LIBOR + 6.25%
Freddie Mac Structured Agency Credit Risk Debt				4.00%, 03/16/2039(l)	2,729	391
Notes				4.00%, 09/20/2040(l)	2,695	450
2.83%, 04/25/2030		6,945	6,939	4.37%, 12/20/2040(l)	5,110	933
1.00 x 1 Month USD LIBOR + 0.55%				(1.00) x 1 Month USD LIBOR + 6.65%
3.08%, 03/25/2029		548	549	4.37%, 04/16/2042(l)	3,640	659
1.00 x 1 Month USD LIBOR + 0.80%				(1.00) x 1 Month USD LIBOR + 6.65%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Ginnie Mae (continued)				Concho Resources Inc
4.47%, 11/20/2045(l)		$2,951	$512	3.75%, 10/01/2027	$95	$89
(1.00) x 1 Month USD LIBOR + 6.75%				4.38%, 01/15/2025	4,920	4,904
4.50%, 05/16/2043(l)		2,293	516	ConocoPhillips Co
4.50%, 04/16/2044(l)		645	136	4.30%, 11/15/2044	1,025	1,007
4.59%, 04/20/2041(l)		1,684	310	Continental Resources Inc/OK
(1.10) x 1 Month USD LIBOR + 7.10%				3.80%, 06/01/2024	8,378	8,092
JP Morgan Mortgage Trust 2014-1				4.38%, 01/15/2028	4,150	4,012
3.50%, 01/25/2044(g),(i)		1,620	1,616	4.90%, 06/01/2044	4,605	4,287
JP Morgan Mortgage Trust 2016-2				5.00%, 09/15/2022	240	242
2.83%, 06/25/2046(g),(i)		6,633	6,533	CrownRock LP / CrownRock Finance Inc
JP Morgan Mortgage Trust 2016-3				5.63%, 10/15/2025(g)	1,100	1,046
3.50%, 10/25/2046(g),(i)		5,736	5,626	Denbury Resources Inc
JP Morgan Mortgage Trust 2017-3				7.50%, 02/15/2024(g)	230	225
3.50%, 08/25/2047(g),(i)		4,569	4,476	9.00%, 05/15/2021(g)	40	42
JP Morgan Mortgage Trust 2017-4				Diamond Offshore Drilling Inc
3.50%, 11/25/2048(g),(i)		4,993	4,891	4.88%, 11/01/2043	100	68
JP Morgan Mortgage Trust 2017-6				Ecopetrol SA
3.50%, 12/25/2048(g),(i)		5,388	5,275	5.88%, 05/28/2045	125	119
JP Morgan Mortgage Trust 2018-1				7.38%, 09/18/2043	770	861
3.50%, 06/25/2048(g),(i)		5,464	5,346	Encana Corp
Merrill Lynch Mortgage Investors Trust Series				5.15%, 11/15/2041	1,295	1,232
2005-	A8			6.50%, 05/15/2019	9,725	9,891
2.63%, 08/25/2036		93	93	6.50%, 02/01/2038	630	718
1.00 x 1 Month USD LIBOR + 0.35%				Endeavor Energy Resources LP / EER Finance
Sequoia Mortgage Trust 2016-3				Inc
3.50%, 11/25/2046(g),(i)		3,322	3,265	5.50%, 01/30/2026(g)	625	642
Sequoia Mortgage Trust 2018-CH4				EP Energy LLC / Everest Acquisition Finance Inc
4.50%, 10/25/2048(g),(i)		3,890	3,938	7.75%, 05/15/2026(g)	680	680
Wells Fargo Mortgage Backed Securities 2005-				8.00%, 11/29/2024(g)	1,265	1,221
AR16 Trust				9.38%, 05/01/2024(g)	100	76
4.34%, 03/25/2035(i)		85	84	Extraction Oil & Gas Inc
			$118,282	7.38%, 05/15/2024(g)	950	891
Oil & Gas - 3.21%				Exxon Mobil Corp
Anadarko Petroleum Corp				2.22%, 03/01/2021	185	181
6.60%, 03/15/2046		1,360	1,504	Gazprom OAO Via Gaz Capital SA
Antero Resources Corp				8.63%, 04/28/2034	140	171
5.13%, 12/01/2022		80	79	Gulfport Energy Corp
Ascent Resources Utica Holdings LLC / ARU				6.38%, 05/15/2025	1,485	1,411
Finance Corp				Halcon Resources Corp
7.00%, 11/01/2026(g)		205	199	6.75%, 02/15/2025	635	578
10.00%, 04/01/2022(g)		1,321	1,455	Hess Infrastructure Partners LP / Hess
BP Capital Markets PLC				Infrastructure Partners Finance Corp
3.02%, 01/16/2027		95	88	5.63%, 02/15/2026(g)	735	737
Callon Petroleum Co				Jagged Peak Energy LLC
6.38%, 07/01/2026		100	99	5.88%, 05/01/2026(g)	785	765
Canadian Natural Resources Ltd				Marathon Oil Corp
3.85%, 06/01/2027		5,500	5,211	4.40%, 07/15/2027	2,250	2,193
3.90%, 02/01/2025		2,005	1,947	5.20%, 06/01/2045	1,280	1,256
4.95%, 06/01/2047		1,120	1,093	6.60%, 10/01/2037	4,235	4,808
Carrizo Oil & Gas Inc				Marathon Petroleum Corp
6.25%, 04/15/2023		50	49	4.75%, 09/15/2044	222	204
Chesapeake Energy Corp				MEG Energy Corp
7.00%, 10/01/2024		1,440	1,409	6.50%, 01/15/2025(g)	805	833
8.00%, 12/15/2022(g)		648	677	7.00%, 03/31/2024(g)	75	74
8.00%, 01/15/2025		985	997	Murphy Oil Corp
8.00%, 06/15/2027		560	556	4.45%, 12/01/2022	105	102
Chesapeake Oil Op/Fin Escrow Shares				Nabors Industries Inc
0.00%, 11/15/2019(a),(c),(h)		1,385	—	5.00%, 09/15/2020	50	50
Chevron Corp				5.75%, 02/01/2025	700	646
1.99%, 03/03/2020		515	508	Newfield Exploration Co
CNOOC Finance 2013 Ltd				5.38%, 01/01/2026	2,540	2,564
3.00%, 05/09/2023		1,850	1,766	5.63%, 07/01/2024	80	82
CNX Resources Corp				Nexen Energy ULC
5.88%, 04/15/2022		65	64	5.88%, 03/10/2035	170	189
Comstock Escrow Corp				Noble Holding International Ltd
9.75%, 08/15/2026(g)		85	82	7.88%, 02/01/2026(g)	50	50

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas Services (continued)
Oasis Petroleum Inc			Halliburton Co
6.25%, 05/01/2026(g)	$420	$413	3.80%, 11/15/2025		$1,509	$1,468
6.88%, 01/15/2023	1,290	1,301	4.75%, 08/01/2043		2,335	2,244
Pacific Drilling First Lien Escrow Issuer Ltd			Nine Energy Service Inc
8.38%, 10/01/2023(g)	55	56	8.75%, 11/01/2023(g)		200	203
Parsley Energy LLC / Parsley Finance Corp			PHI Inc
5.38%, 01/15/2025(g)	80	78	5.25%, 03/15/2019		365	320
Petrobras Global Finance BV			Schlumberger Investment SA
6.00%, 01/27/2028	440	418	3.30%, 09/14/2021(g)		1,155	1,146
7.38%, 01/17/2027	2,110	2,187	SESI LLC
Petroleos Mexicanos			7.13%, 12/15/2021		70	69
5.35%, 02/12/2028(g)	1,232	1,098	USA Compression Partners LP / USA
6.50%, 03/13/2027	1,835	1,776	Compression Finance Corp
6.50%, 01/23/2029(g)	1,065	1,019	6.88%, 04/01/2026(g)		670	677
QEP Resources Inc			Weatherford International Ltd
5.63%, 03/01/2026	90	85	4.50%, 04/15/2022		500	373
Range Resources Corp			8.25%, 06/15/2023		535	408
5.00%, 03/15/2023	95	92	9.88%, 02/15/2024		370	289
Rowan Cos Inc						$16,556
4.88%, 06/01/2022	50	48	Other Asset Backed Securities - 1.25%
Sanchez Energy Corp			Chase Funding Trust Series 2003-5
6.13%, 01/15/2023	100	37	2.88%, 07/25/2033		612	593
7.25%, 02/15/2023(g)	815	747	1.00 x 1 Month USD LIBOR + 0.60%
Seven Generations Energy Ltd			Chase Funding Trust Series 2004-1
5.38%, 09/30/2025(g)	25	23	2.74%, 12/25/2033		22	22
Shell International Finance BV			1.00 x 1 Month USD LIBOR + 0.46%
4.00%, 05/10/2046	1,815	1,675	Dell Equipment Finance Trust 2017-2
Sinopec Group Overseas Development 2017 Ltd			2.58%, 02/24/2020(g)		3,246	3,248
2.50%, 09/13/2022(g)	3,850	3,652	1.00 x 1 Month USD LIBOR + 0.30%
Southwestern Energy Co			Dell Equipment Finance Trust 2018-1
7.75%, 10/01/2027	1,295	1,311	2.58%, 10/22/2020(g)		9,600	9,614
Suncor Energy Inc			1.00 x 1 Month USD LIBOR + 0.30%
4.00%, 11/15/2047	2,815	2,526	DLL Securitization Trust 2017-A
Sunoco LP / Sunoco Finance Corp			1.89%, 07/15/2020(g)		7,654	7,624
4.88%, 01/15/2023(g)	1,235	1,190	Ocwen Master Advance Receivables Trust Series
5.50%, 02/15/2026(g)	565	538	2018-	T1
5.88%, 03/15/2028(g)	50	47	3.30%, 08/15/2049(c),(g),(h)		2,700	2,697
Tengizchevroil Finance Co International Ltd			Popular ABS Mortgage Pass-Through Trust
4.00%, 08/15/2026(g)	1,175	1,094	2005-1
Transocean Inc			2.55%, 05/25/2035		159	159
9.00%, 07/15/2023(g)	155	163	1.00 x 1 Month USD LIBOR + 0.27%
Ultra Resources Inc			Verizon Owner Trust 2017-1
6.88%, 04/15/2022(g)	820	471	2.06%, 09/20/2021(g)		13,500	13,378
Unit Corp			Verizon Owner Trust 2017-2
6.63%, 05/15/2021	960	953	1.92%, 12/20/2021(g)		3,111	3,071
Valero Energy Corp						$40,406
4.35%, 06/01/2028	1,890	1,845	Packaging & Containers - 0.52%
Whiting Petroleum Corp			ARD Finance SA
5.75%, 03/15/2021	995	1,001	7.13%, PIK 7.88%, 09/15/2023(i),(j)		715	693
6.25%, 04/01/2023	925	937	ARD Securities Finance SARL
6.63%, 01/15/2026	90	90	8.75%, PIK 8.75%, 01/31/2023(g),(i),(j)		152	146
WildHorse Resource Development Corp			Ardagh Packaging Finance PLC / Ardagh
6.88%, 02/01/2025	1,005	1,000	Holdings USA Inc
YPF SA			4.63%, 05/15/2023(g)		200	195
6.95%, 07/21/2027	280	237	6.00%, 02/15/2025(g)		1,325	1,242
8.50%, 03/23/2021	155	156	Ball Corp
		$103,286	5.25%, 07/01/2025		100	101
Oil & Gas Services - 0.51%			Berry Global Inc
Archrock Partners LP / Archrock Partners Finance			5.13%, 07/15/2023		120	119
Corp			BWAY Holding Co
6.00%, 10/01/2022	985	975	5.50%, 04/15/2024(g)		90	86
Baker Hughes a GE Co LLC / Baker Hughes Co-			7.25%, 04/15/2025(g)		1,795	1,705
Obligor Inc			Crown Americas LLC / Crown Americas Capital
2.77%, 12/15/2022	1,470	1,416	Corp IV
3.34%, 12/15/2027	1,915	1,749	4.50%, 01/15/2023		75	74
4.08%, 12/15/2047	5,555	4,648	Crown Americas LLC / Crown Americas Capital
Calfrac Holdings LP			Corp V
8.50%, 06/15/2026(g)	635	571	4.25%, 09/30/2026		443	402

See accompanying notes.

		Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Packaging & Containers (continued)			Pipelines (continued)
Crown Americas LLC / Crown Americas Capital			Andeavor Logistics LP / Tesoro Logistics Finance
Corp VI			Corp
4.75%, 02/01/2026(g)	$305	$288	3.50%, 12/01/2022		$65	$63
Crown Cork & Seal Co Inc			4.25%, 12/01/2027		40	38
7.38%, 12/15/2026	1,615	1,728	Antero Midstream Partners LP / Antero
Flex Acquisition Co Inc			Midstream Finance Corp
6.88%, 01/15/2025(g)	1,395	1,304	5.38%, 09/15/2024		675	658
Owens-Brockway Glass Container Inc			Blue Racer Midstream LLC / Blue Racer Finance
5.88%, 08/15/2023(g)	45	45	Corp
Packaging Corp of America			6.13%, 11/15/2022(g)		55	56
4.50%, 11/01/2023	5,775	5,924	Cheniere Corpus Christi Holdings LLC
Reynolds Group Issuer Inc / Reynolds			5.13%, 06/30/2027		675	662
Group Issuer LLC / Reynolds Group Issuer			5.88%, 03/31/2025		90	93
(Luxembourg) S.A.			Columbia Pipeline Group Inc
5.13%, 07/15/2023(g)	2,295	2,243	3.30%, 06/01/2020		230	229
5.75%, 10/15/2020	262	262	DCP Midstream Operating LP
5.94%, 07/15/2021(g)	225	227	5.35%, 03/15/2020(g)		5,400	5,461
3 Month USD LIBOR + 3.50%			Enable Midstream Partners LP
		$16,784	4.40%, 03/15/2027		1,940	1,837
Pharmaceuticals - 1.12%			Enbridge Inc
AbbVie Inc			6.00%, 01/15/2077(k)		2,295	2,146
3.38%, 11/14/2021	1,990	1,979	3 Month USD LIBOR + 3.89%
4.25%, 11/14/2028	2,800	2,699	Energy Transfer LP
4.88%, 11/14/2048	700	647	5.88%, 01/15/2024		615	647
Allergan Funding SCS			Energy Transfer Operating LP
4.55%, 03/15/2035	200	188	4.90%, 03/15/2035		1,420	1,268
Bausch Health Cos Inc			5.15%, 03/15/2045		1,125	992
5.50%, 03/01/2023(g)	1,140	1,080	EnLink Midstream Partners LP
5.50%, 11/01/2025(g)	590	578	4.40%, 04/01/2024		4,479	4,316
5.63%, 12/01/2021(g)	630	620	5.05%, 04/01/2045		50	40
5.88%, 05/15/2023(g)	295	281	Enterprise Products Operating LLC
Bausch Health Cos Inc/US			4.85%, 03/15/2044		100	96
8.50%, 01/31/2027(g)	400	407	5.38%, 02/15/2078(k)		2,960	2,640
Bayer US Finance II LLC			3 Month USD LIBOR + 2.57%
3.88%, 12/15/2023(g)	2,070	2,038	Genesis Energy LP / Genesis Energy Finance
4.38%, 12/15/2028(g)	6,710	6,482	Corp
CVS Health Corp			6.75%, 08/01/2022		115	116
2.75%, 12/01/2022	170	163	Kinder Morgan Energy Partners LP
3.70%, 03/09/2023	1,575	1,554	4.70%, 11/01/2042		2,625	2,317
4.13%, 05/15/2021	130	132	Kinder Morgan Inc/DE
4.30%, 03/25/2028	95	93	2.25%, 03/16/2027	EUR	275	318
4.75%, 12/01/2022	3,125	3,223	3.05%, 12/01/2019		$1,575	1,569
4.78%, 03/25/2038	2,065	1,987	5.05%, 02/15/2046		25	23
4.88%, 07/20/2035	1,355	1,312	5.63%, 11/15/2023(g)		2,905	3,075
5.00%, 12/01/2024	4,935	5,110	MPLX LP
5.05%, 03/25/2048	70	68	4.00%, 03/15/2028		170	160
Endo Finance LLC / Endo Finco Inc			4.50%, 07/15/2023		3,995	4,055
5.38%, 01/15/2023(g)	100	85	5.20%, 03/01/2047		50	47
Teva Pharmaceutical Finance Netherlands III BV			NuStar Logistics LP
3.15%, 10/01/2026	470	383	5.63%, 04/28/2027		1,345	1,286
4.10%, 10/01/2046	140	97	ONEOK Partners LP
Wyeth LLC			3.80%, 03/15/2020		4,665	4,679
6.00%, 02/15/2036	565	672	Peru LNG Srl
Zoetis Inc			5.38%, 03/22/2030(g)		700	692
3.90%, 08/20/2028	3,455	3,350	Plains All American Pipeline LP / PAA Finance
4.45%, 08/20/2048	1,030	978	Corp
		$36,206	4.50%, 12/15/2026		2,535	2,451
Pipelines - 2.26%			Sabine Pass Liquefaction LLC
Abu Dhabi Crude Oil Pipeline LLC			4.20%, 03/15/2028		785	747
3.65%, 11/02/2029(g)	1,550	1,432	5.00%, 03/15/2027		2,975	2,989
AI Candelaria Spain SLU			5.75%, 05/15/2024		6,085	6,444
7.50%, 12/15/2028(g)	1,350	1,328	Summit Midstream Holdings LLC / Summit
Andeavor Logistics LP			Midstream Finance Corp
6.88%, 12/31/2049(f),(k)	400	388	5.75%, 04/15/2025		965	924
3 Month USD LIBOR + 4.65%			Targa Resources Partners LP / Targa Resources
			Partners Finance Corp
			5.88%, 04/15/2026(g)		810	814

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)				REITs (continued)
TransCanada PipeLines Ltd				MGM Growth Properties Operating Partnership
3.30%, 07/17/2025	CAD	320	$239	LP / MGP Finance Co-Issuer Inc
4.63%, 03/01/2034		$40	38	5.63%, 05/01/2024		$1,095	$1,096
5.00%, 10/16/2043		70	68	MPT Operating Partnership LP / MPT Finance
7.13%, 01/15/2019		30	30	Corp
Transportadora de Gas del Sur SA				6.38%, 03/01/2024		160	166
6.75%, 05/02/2025		170	159	Prologis Euro Finance LLC
Transportadora de Gas Internacional SA ESP				1.88%, 01/05/2029	EUR	400	449
5.55%, 11/01/2028(g),(m)		990	995	RHP Hotel Properties LP / RHP Finance Corp
5.70%, 03/20/2022		815	831	5.00%, 04/15/2021		$90	90
Western Gas Partners LP				SBA Communications Corp
4.50%, 03/01/2028		2,200	2,094	4.88%, 09/01/2024		125	121
4.65%, 07/01/2026		1,120	1,091	SBA Tower Trust
5.45%, 04/01/2044		3,475	3,136	2.90%, 10/15/2044(g)		135	134
Williams Cos Inc/The				Trust F/1401
4.30%, 03/04/2024		3,185	3,180	5.25%, 01/30/2026		600	587
4.55%, 06/24/2024		85	86	Uniti Group LP / Uniti Group Finance Inc / CSL
4.85%, 03/01/2048		560	511	Capital LLC
5.75%, 06/24/2044		3,240	3,252	8.25%, 10/15/2023		100	94
			$72,806	VEREIT Operating Partnership LP
Private Equity - 0.06%				4.13%, 06/01/2021		150	151
Icahn Enterprises LP / Icahn Enterprises Finance							$28,873
Corp				Retail - 0.86%
6.25%, 02/01/2022		1,095	1,106	1011778 BC ULC / New Red Finance Inc
6.38%, 12/15/2025		900	894	5.00%, 10/15/2025(g)		1,325	1,242
			$2,000	Claire's Stores Inc
Real Estate - 0.03%				0.00%, 03/15/2019(a),(g)		400	256
Alpha Star Holding III Ltd				Ferrellgas LP / Ferrellgas Finance Corp
6.25%, 04/20/2022		200	189	6.50%, 05/01/2021		100	90
China Overseas Grand Oceans Finance IV				Golden Nugget Inc
Cayman Ltd				6.75%, 10/15/2024(g)		1,580	1,576
4.88%, 06/01/2021		400	397	Home Depot Inc/The
Chouzhou International Investment Ltd				3.90%, 06/15/2047		65	59
4.00%, 12/05/2020		410	391	5.88%, 12/16/2036		1,590	1,860
Greystar Real Estate Partners LLC				IRB Holding Corp
5.75%, 12/01/2025(g)		75	73	6.75%, 02/15/2026(g)		790	756
			$1,050	JC Penney Corp Inc
Regional Authority - 0.02%				5.88%, 07/01/2023(g)		40	35
Provincia de Buenos Aires/Argentina				8.63%, 03/15/2025(g)		175	114
7.88%, 06/15/2027		700	547	KFC Holding Co/Pizza Hut Holdings LLC/Taco
REITs - 0.90%				Bell of America LLC
Alexandria Real Estate Equities Inc				4.75%, 06/01/2027(g)		10	9
3.45%, 04/30/2025		11,095	10,551	5.00%, 06/01/2024(g)		1,315	1,297
4.70%, 07/01/2030		2,695	2,692	5.25%, 06/01/2026(g)		125	123
Camden Property Trust				L Brands Inc
4.10%, 10/15/2028		5,135	5,116	5.25%, 02/01/2028		60	51
CC Holdings GS V LLC / Crown Castle GS III				5.63%, 02/15/2022		205	207
Corp				6.69%, 01/15/2027		126	119
3.85%, 04/15/2023		2,320	2,296	6.88%, 11/01/2035		655	557
Equinix Inc				McDonald's Corp
5.38%, 04/01/2023		730	741	1.13%, 05/26/2022	EUR	500	581
5.38%, 05/15/2027		50	50	2.10%, 12/07/2018		$1,105	1,104
5.88%, 01/15/2026		925	941	2.75%, 12/09/2020		110	109
ESH Hospitality Inc				3.80%, 04/01/2028		4,000	3,886
5.25%, 05/01/2025(g)		55	52	4.45%, 09/01/2048		5,920	5,540
GLP Capital LP / GLP Financing II Inc				4.88%, 12/09/2045		760	760
4.38%, 04/15/2021		325	325	PetSmart Inc
5.38%, 04/15/2026		295	293	7.13%, 03/15/2023(g)		90	63
Iron Mountain Inc				Walmart Inc
4.38%, 06/01/2021(g)		770	766	3.13%, 06/23/2021		1,075	1,075
5.25%, 03/15/2028(g)		100	90	3.40%, 06/26/2023		2,565	2,556
Iron Mountain US Holdings Inc				3.70%, 06/26/2028		565	556
5.38%, 06/01/2026(g)		825	759	3.95%, 06/28/2038		1,755	1,680
iStar Inc				4.05%, 06/29/2048		1,640	1,560
4.63%, 09/15/2020		500	496				$27,821
5.00%, 07/01/2019		44	44
5.25%, 09/15/2022		335	324
6.50%, 07/01/2021		445	449

See accompanying notes.

			Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Savings & Loans - 0.34%				Sovereign (continued)
Nationwide Building Society				Argentine Republic Government International
1.50%, 03/08/2026(k)	EUR	550	$609	Bond
3 Month Euro Interbank Offered Rate +				5.63%, 01/26/2022	$3,320	$2,980
0.93%				5.88%, 01/11/2028	1,260	970
4.12%, 10/18/2032(g),(k)		$11,602	10,333	6.88%, 01/26/2027	745	620
USD Swap Rate NY 5 Year + 1.85%				Brazilian Government International Bond
6.88%, 12/31/2049(f),(k)	GBP	100	130	7.13%, 01/20/2037	370	407
GBP Swap SA (VS 6 Month) 5 Year +				CoBank ACB
4.88%				6.25%, 12/31/2049(f),(k)	1,270	1,327
			$11,072	3 Month USD LIBOR + 4.66%
Semiconductors - 0.69%				Colombia Government International Bond
NXP BV / NXP Funding LLC				3.88%, 04/25/2027	925	881
3.88%, 09/01/2022(g)		$3,800	3,672	4.50%, 01/28/2026	390	390
4.63%, 06/15/2022(g)		4,795	4,765	5.00%, 06/15/2045	940	890
4.63%, 06/01/2023(g)		3,675	3,643	Croatia Government International Bond
QUALCOMM Inc				5.50%, 04/04/2023	370	388
3.25%, 01/30/2023		2,235	2,235	6.00%, 01/26/2024	2,225	2,397
3 Month USD LIBOR + 0.73%				6.63%, 07/14/2020	150	157
Sensata Technologies UK Financing Co PLC				Development Bank of Mongolia LLC
6.25%, 02/15/2026(g)		1,160	1,180	7.25%, 10/23/2023(g)	1,435	1,401
Texas Instruments Inc				Dominican Republic International Bond
4.15%, 05/15/2048		1,900	1,822	5.95%, 01/25/2027(g)	900	895
Xilinx Inc				Ecuador Government International Bond
2.95%, 06/01/2024		5,025	4,763	10.75%, 03/28/2022	850	875
			$22,080	Egypt Government International Bond
Software - 0.70%				5.58%, 02/21/2023(g)	1,725	1,646
CDK Global Inc				7.50%, 01/31/2027	390	381
4.88%, 06/01/2027		40	37	Export-Import Bank of India
Epicor Software Corp				3.88%, 02/01/2028	420	390
9.65%, 06/30/2023(g)		582	585	Export-Import Bank of Korea
3 Month USD LIBOR + 7.25%				3.36%, 01/25/2022	220	220
First Data Corp				3 Month USD LIBOR + 0.88%
5.00%, 01/15/2024(g)		1,400	1,383	Guatemala Government Bond
7.00%, 12/01/2023(g)		175	181	5.75%, 06/06/2022	350	358
Fiserv Inc				Honduras Government International Bond
3.80%, 10/01/2023		2,210	2,206	6.25%, 01/19/2027	200	196
4.20%, 10/01/2028		1,735	1,717	Hungary Government International Bond
Genesys Telecommunications Laboratories				5.38%, 02/21/2023	1,370	1,439
Inc/Greeneden Lux 3 Sarl				Indonesia Government International Bond
10.00%, 11/30/2024(g)		45	49	5.38%, 10/17/2023(g)	4,850	5,011
Infor US Inc				6.63%, 02/17/2037	330	370
6.50%, 05/15/2022		75	75	Instituto Costarricense de Electricidad
IQVIA Inc				6.95%, 11/10/2021	380	363
4.88%, 05/15/2023(g)		150	148	Iraq International Bond
5.00%, 10/15/2026(g)		970	935	6.75%, 03/09/2023(g)	900	876
Microsoft Corp				Ivory Coast Government International Bond
3.70%, 08/08/2046		2,950	2,715	6.13%, 06/15/2033(g)	450	389
4.45%, 11/03/2045		1,060	1,095	Kazakhstan Government International Bond
4.50%, 02/06/2057		1,140	1,175	5.13%, 07/21/2025	550	580
MSCI Inc				Mexico Government International Bond
5.75%, 08/15/2025(g)		65	67	4.15%, 03/28/2027	3,940	3,746
Open Text Corp				4.75%, 03/08/2044	440	390
5.88%, 06/01/2026(g)		30	30	Morocco Government International Bond
Oracle Corp				4.25%, 12/11/2022	390	388
2.50%, 10/15/2022		773	744	Oman Government International Bond
2.95%, 11/15/2024		2,145	2,049	6.75%, 01/17/2048	200	183
3.80%, 11/15/2037		2,995	2,730	Panama Government International Bond
4.00%, 11/15/2047		2,500	2,248	3.88%, 03/17/2028	200	192
6.13%, 07/08/2039		1,985	2,364	Papua New Guinea Government International
Rackspace Hosting Inc				Bond
8.63%, 11/15/2024(g)		100	94	8.38%, 10/04/2028(g)	725	719
Solera LLC / Solera Finance Inc				Perusahaan Penerbit SBSN Indonesia III
10.50%, 03/01/2024(g)		65	71	4.55%, 03/29/2026	390	378
			$22,698	Peruvian Government International Bond
Sovereign - 1.77%				5.63%, 11/18/2050	325	364
Angolan Government International Bond				Philippine Government International Bond
8.25%, 05/09/2028		810	809	3.00%, 02/01/2028	535	486
				9.50%, 02/02/2030	270	389

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Student Loan Asset Backed Securities (continued)
Qatar Government International Bond			SoFi Professional Loan Program 2017-E LLC
3.25%, 06/02/2026	$2,100	$1,993	2.78%, 11/26/2040(g)		$2,870	$2,877
3.88%, 04/23/2023(g)	1,775	1,779	1.00 x 1 Month USD LIBOR + 0.50%
Republic of Cameroon International Bond			Sofi Professional Loan Program 2018-A LLC
9.50%, 11/19/2025	380	396	2.63%, 02/25/2042(g)		3,607	3,607
Republic of Poland Government International			1.00 x 1 Month USD LIBOR + 0.35%
Bond						$53,433
3.25%, 04/06/2026	400	383	Telecommunications - 1.65%
Republic of South Africa Government			America Movil SAB de CV
International Bond			6.38%, 03/01/2035		100	114
4.30%, 10/12/2028	875	746	Anixter Inc
Romanian Government International Bond			5.13%, 10/01/2021		220	221
4.88%, 01/22/2024	90	92	AT&T Inc
5.13%, 06/15/2048	160	148	2.85%, 05/25/2024	CAD	325	234
Russian Foreign Bond - Eurobond			3.15%, 09/04/2036	EUR	700	770
4.38%, 03/21/2029	400	378	4.30%, 02/15/2030(g)		$7,996	7,512
4.75%, 05/27/2026	3,000	2,960	4.75%, 05/15/2046		20	17
Saudi Government International Bond			4.90%, 08/15/2037(g)		4,665	4,279
4.00%, 04/17/2025(g)	3,275	3,216	5.15%, 03/15/2042		145	133
4.63%, 10/04/2047	420	385	5.20%, 11/18/2033	GBP	100	150
5.00%, 04/17/2049(g)	1,000	959	5.45%, 03/01/2047		$2,015	1,912
Serbia International Bond			6.38%, 03/01/2041		725	765
7.25%, 09/28/2021	1,000	1,079	Bharti Airtel International Netherlands BV
Turkey Government International Bond			5.13%, 03/11/2023(g)		1,950	1,891
4.88%, 10/09/2026	1,375	1,162	Cincinnati Bell Inc
5.75%, 03/22/2024	3,050	2,841	7.00%, 07/15/2024(g)		75	67
Ukraine Government International Bond			Cisco Systems Inc
7.75%, 09/01/2026	1,275	1,152	5.50%, 01/15/2040		20	23
9.75%, 11/01/2028(g),(m)	1,600	1,580	Citizens Communications Co
Uruguay Government International Bond			7.13%, 03/15/2019		185	185
5.10%, 06/18/2050	395	374	Colombia Telecomunicaciones SA ESP
Vietnam Government International Bond			8.50%, 12/31/2049(f),(k)		310	318
4.80%, 11/19/2024	390	392	USD Swap Semi-Annual 5 Year + 6.96%
		$56,856	CommScope Technologies LLC
Student Loan Asset Backed Securities - 1.66%			6.00%, 06/15/2025(g)		90	88
Navient Private Education Loan Trust 2015-C			Embarq Corp
3.78%, 01/16/2035(g)	500	501	8.00%, 06/01/2036		750	714
1.00 x 1 Month USD LIBOR + 1.50%			Frontier Communications Corp
Navient Private Education Loan Trust 2017-A			8.50%, 04/01/2026(g)		1,355	1,258
2.68%, 12/16/2058(g)	4,845	4,849	11.00%, 09/15/2025		1,565	1,146
1.00 x 1 Month USD LIBOR + 0.40%			Goodman Networks Inc
Navient Private Education Loan Trust 2018-B			8.00%, 05/11/2022		257	128
2.63%, 12/15/2059(g)	6,733	6,736	GTT Communications Inc
1.00 x 1 Month USD LIBOR + 0.35%			7.88%, 12/31/2024(g)		960	902
Navient Student Loan Trust 2017-3			Hughes Satellite Systems Corp
2.58%, 07/26/2066(g)	2,283	2,284	6.63%, 08/01/2026		95	91
1.00 x 1 Month USD LIBOR + 0.30%			Intelsat Jackson Holdings SA
2.88%, 07/26/2066(g)	6,750	6,786	5.50%, 08/01/2023		1,080	967
1.00 x 1 Month USD LIBOR + 0.60%			8.00%, 02/15/2024(g)		1,185	1,240
Navient Student Loan Trust 2017-4			8.50%, 10/15/2024(g)		1,095	1,076
2.78%, 09/27/2066(g)	3,500	3,510	Level 3 Financing Inc
1.00 x 1 Month USD LIBOR + 0.50%			5.13%, 05/01/2023		130	129
Navient Student Loan Trust 2018-1			5.38%, 01/15/2024		1,205	1,193
2.47%, 03/25/2067(g)	2,237	2,237	5.38%, 05/01/2025		90	88
1.00 x 1 Month USD LIBOR + 0.19%			Level 3 Parent LLC
SMB Private Education Loan Trust 2017-B			5.75%, 12/01/2022		20	20
2.55%, 06/17/2024(g)	6,615	6,615	Nokia OYJ
1.00 x 1 Month USD LIBOR + 0.27%			6.63%, 05/15/2039		70	73
SMB Private Education Loan Trust 2018-B			Orange SA
2.60%, 12/16/2024(g)	10,525	10,529	5.75%, 12/31/2049(f),(k)	GBP	125	170
1.00 x 1 Month USD LIBOR + 0.32%			GBP Swap SA (VS 6 Month) 5 Year +
Sofi Professional Loan Program 2016-A LLC			3.35%
4.03%, 08/25/2036(g)	1,742	1,795	SES SA
1.00 x 1 Month USD LIBOR + 1.75%			4.62%, 12/31/2049(f),(k)	EUR	300	354
Sofi Professional Loan Program 2017-B LLC			EUR Swap Annual (VS 6 Month) 5 Year
1.83%, 05/25/2040(g)	662	658	+ 4.66%
SoFi Professional Loan Program 2017-D LLC
1.72%, 09/25/2040(g)	452	449

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Transportation (continued)
Sprint Capital Corp				Navios South American Logistics Inc / Navios
6.90%, 05/01/2019		$640	$648	Logistics Finance US Inc
8.75%, 03/15/2032		705	770	7.25%, 05/01/2022(g)	$725	$674
Sprint Communications Inc				Union Pacific Corp
6.00%, 11/15/2022		1,425	1,438	3.20%, 06/08/2021	140	139
7.00%, 08/15/2020		40	41	3.50%, 06/08/2023	2,400	2,388
Sprint Corp				3.95%, 09/10/2028	75	74
7.13%, 06/15/2024		1,645	1,682	4.38%, 11/15/2065	35	31
7.63%, 03/01/2026		425	442	XPO Logistics Inc
7.88%, 09/15/2023		1,730	1,847	6.50%, 06/15/2022(g)	91	93
Telecom Italia Capital SA						$14,060
6.38%, 11/15/2033		285	261	Trucking & Leasing - 0.10%
7.72%, 06/04/2038		80	81	Avolon Holdings Funding Ltd
Telecom Italia Finance SA				5.13%, 10/01/2023(g)	360	353
7.75%, 01/24/2033	EUR	300	434	5.50%, 01/15/2023(g)	670	667
Telecom Italia SpA/Milano				DAE Funding LLC
5.30%, 05/30/2024(g)		$680	641	4.50%, 08/01/2022(g)	960	936
5.88%, 05/19/2023	GBP	150	206	5.00%, 08/01/2024(g)	920	897
Telefonica Emisiones SAU				Park Aerospace Holdings Ltd
5.21%, 03/08/2047		$1,765	1,646	5.25%, 08/15/2022(g)	145	144
T-Mobile USA Inc				5.50%, 02/15/2024(g)	315	312
4.00%, 04/15/2022		205	202			$3,309
4.50%, 02/01/2026		395	370	TOTAL BONDS		$2,098,268
5.13%, 04/15/2025		980	965	SENIOR FLOATING RATE INTERESTS	Principal
5.38%, 04/15/2027		50	49	- 2.24%	Amount (000's) Value (000's)
6.00%, 04/15/2024		345	354	Aerospace & Defense - 0.02%
6.50%, 01/15/2024		190	197	TransDigm Inc
6.50%, 01/15/2026		1,515	1,595	4.80%, 06/09/2023(n)	$536	$533
Turkcell Iletisim Hizmetleri AS				US LIBOR + 2.50%
5.75%, 10/15/2025		200	181	4.80%, 08/22/2024(n)	15	15
VEON Holdings BV				US LIBOR + 2.50%
3.95%, 06/16/2021(g)		1,175	1,140	4.80%, 05/30/2025(n)	10	10
7.50%, 03/01/2022		1,608	1,716	US LIBOR + 2.50%
Verizon Communications Inc						$558
4.50%, 08/10/2033		2,255	2,192	Automobile Manufacturers - 0.09%
5.25%, 03/16/2037		5,030	5,171	Navistar Financial Corp
Wind Tre SpA				6.06%, 07/30/2025(n)	1,975	1,980
5.00%, 01/20/2026(g)		755	643	US LIBOR + 3.75%
Windstream Services LLC / Windstream Finance				Navistar Inc
Corp				6.10%, 11/06/2024(n)	888	889
9.00%, 06/30/2025(g)		41	30	US LIBOR + 3.50%
10.50%, 06/30/2024(g)		100	81			$2,869
			$53,251
				Automobile Parts & Equipment - 0.02%
Toys, Games & Hobbies - 0.00%				American Axle & Manufacturing Inc
Mattel Inc				4.62%, 04/06/2024(n)	800	796
6.75%, 12/31/2025(g)		100	96	US LIBOR + 2.25%
Transportation - 0.44%				Chemicals - 0.14%
Burlington Northern Santa Fe LLC				Aruba Investments Inc
4.15%, 12/15/2048		1,795	1,694	5.55%, 02/02/2022(n)	662	661
4.38%, 09/01/2042		870	850	US LIBOR + 3.25%
Canadian National Railway Co				Consolidated Energy Finance SA
0.00%, 01/20/2049(a),(c),(m)		2,345	2,345	4.78%, 05/02/2025(n)	1,117	1,112
Eletson Holdings Inc / Eletson Finance US LLC /				US LIBOR + 2.50%
Agathonissos Finance LLC				Emerald Performance Materials LLC
9.62%, 01/15/2022(i)		1,749	717	10.05%, 08/01/2022(n)	2,135	2,134
FedEx Corp				US LIBOR + 6.75%
5.10%, 01/15/2044		50	49	Starfruit US Holdco LLC
Kazakhstan Temir Zholy National Co JSC				5.51%, 09/19/2025(n)	750	747
4.85%, 11/17/2027(g)		650	639	US LIBOR + 3.25%
Navios Maritime Acquisition Corp / Navios						$4,654
Acquisition Finance US Inc
8.13%, 11/15/2021(g)		2,990	2,508	Commercial Services - 0.17%
Navios Maritime Holdings Inc / Navios Maritime				Garda World Security Corp
Finance II US Inc				5.83%, 05/24/2024(n)	931	934
7.38%, 01/15/2022(g)		1,235	932	US LIBOR + 3.50%
11.25%, 08/15/2022(g)		1,065	927	Prime Security Services Borrower LLC
				5.05%, 05/02/2022(n)	1,081	1,080
				US LIBOR + 2.75%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Healthcare - Products (continued)
Refinitiv US Holdings Inc			Kinetic Concepts Inc
6.05%, 09/18/2025(n)	$2,460	$2,433	5.64%, 02/02/2024(n)	$681	$683
US LIBOR + 3.75%			US LIBOR + 3.25%
TMS International Corp					$1,521
5.19%, 08/14/2024(n)	985	984	Healthcare - Services - 0.09%
US LIBOR + 2.75%			Acadia Healthcare Co Inc
		$5,431	4.80%, 02/16/2023(n)	552	552
Computers - 0.07%			US LIBOR + 2.50%
Dell International LLC			Ardent Health Partners LLC
4.31%, 09/07/2023(n)	1,221	1,219	6.80%, 06/16/2025(n)	853	856
US LIBOR + 2.00%			US LIBOR + 4.50%
McAfee LLC			DaVita Inc
10.79%, 09/29/2025(n)	905	919	5.05%, 06/24/2021(n)	587	587
US LIBOR + 8.50%			US LIBOR + 2.75%
		$2,138	MPH Acquisition Holdings LLC
Consumer Products - 0.02%			5.14%, 06/07/2023(n)	926	923
Prestige Brands Inc			US LIBOR + 3.00%
4.30%, 01/26/2024(n)	741	742			$2,918
US LIBOR + 2.00%			Insurance - 0.17%
Diversified Financial Services - 0.12%			Asurion LLC
Lions Gate Capital Holdings LLC			5.30%, 11/03/2023(n)	226	226
4.55%, 03/24/2025(n)	940	936	US LIBOR + 3.00%
US LIBOR + 2.25%			8.80%, 08/04/2025(n)	2,510	2,574
Russell Investments US Institutional Holdco Inc			US LIBOR + 6.50%
5.55%, 06/01/2023(n)	2,803	2,805	Genworth Holdings Inc
US LIBOR + 3.25%			6.83%, 03/07/2023(n)	1,796	1,831
		$3,741	US LIBOR + 4.50%
Electric - 0.03%			HUB International Ltd
Vistra Operations Co LLC			5.49%, 04/25/2025(n)	953	949
4.29%, 12/14/2025(n)	1,027	1,024	US LIBOR + 3.00%
US LIBOR + 2.00%					$5,580
Electrical Components & Equipment - 0.06%			Leisure Products & Services - 0.03%
Energizer Holdings Inc			ClubCorp Holdings Inc
0.00%, 06/20/2025(n),(o)	1,930	1,931	5.14%, 09/18/2024(n)	1,033	1,015
US LIBOR + 2.25%			US LIBOR + 2.75%
Entertainment - 0.11%			Lodging - 0.07%
CCM Merger Inc			Caesars Resort Collection LLC
4.55%, 08/06/2021(n)	949	950	5.05%, 12/22/2024(n)	697	697
US LIBOR + 2.25%			US LIBOR + 2.75%
Eldorado Resorts Inc			Golden Nugget LLC
4.56%, 04/17/2024(n)	271	270	5.23%, 10/04/2023(n)	195	195
US LIBOR + 2.25%			US LIBOR + 2.75%
Stars Group Holdings BV			Hilton Worldwide Finance LLC
5.89%, 06/27/2025(n)	683	686	4.03%, 10/25/2023(n)	684	684
US LIBOR + 3.50%			US LIBOR + 1.75%
WMG Acquisition Corp			Marriott Ownership Resorts Inc
4.43%, 11/01/2023(n)	1,643	1,635	4.55%, 08/08/2025(n)	750	752
US LIBOR + 2.13%			US LIBOR + 2.25%
		$3,541			$2,328
Environmental Control - 0.02%			Media - 0.07%
Filtration Group Corp			CSC Holdings LLC
5.30%, 03/31/2025(n)	488	489	4.78%, 01/25/2026(n)	413	412
US LIBOR + 3.00%			US LIBOR + 2.50%
Food - 0.07%			Meredith Corp
JBS USA LUX SA			5.05%, 01/31/2025(n)	488	486
4.84%, 10/30/2022(n)	1,102	1,102	US LIBOR + 2.75%
US LIBOR + 2.50%			Unitymedia Finance LLC
Post Holdings Inc			4.53%, 09/30/2025(n)	285	285
4.29%, 05/24/2024(n)	1,036	1,034	US LIBOR + 2.25%
US LIBOR + 2.00%			Univision Communications Inc
		$2,136	5.05%, 03/15/2024(n)	1,159	1,111
			US LIBOR + 2.75%
Healthcare - Products - 0.05%					$2,294
DJO Finance LLC
5.60%, 06/08/2020(n)	840	838
US LIBOR + 3.25%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Oil & Gas - 0.10%			Retail (continued)
California Resources Corp			PetSmart Inc
7.04%, 12/31/2022(n)	$1,610	$1,632	5.28%, 03/11/2022(n)	$1,778	$1,503
US LIBOR + 4.75%			US LIBOR + 3.00%
12.67%, 12/31/2021(n)	1,425	1,585			$6,403
US LIBOR + 10.37%			Semiconductors - 0.02%
		$3,217	Micron Technology Inc
Oil & Gas Services - 0.00%			4.06%, 04/26/2022(n)	532	532
Apergy Corp			US LIBOR + 1.75%
4.81%, 05/09/2025(n)	133	133	Telecommunications - 0.24%
US LIBOR + 2.50%			Avaya Inc
Packaging & Containers - 0.09%			6.53%, 12/16/2024(n)	2,860	2,868
Berry Global Inc			US LIBOR + 4.25%
4.28%, 10/01/2022(n)	433	433	Level 3 Parent LLC
US LIBOR + 2.00%			4.47%, 02/22/2024(n)	575	575
Caraustar Industries Inc			US LIBOR + 2.25%
7.89%, 03/14/2022(n)	1,026	1,029	Maxar Technologies Ltd
US LIBOR + 5.50%			5.15%, 10/05/2024(n)	3,262	3,155
CROWN Americas LLC			US LIBOR + 2.75%
4.28%, 01/17/2025(n)	262	262	West Corp
US LIBOR + 2.00%			6.53%, 10/10/2024(n)	1,044	1,038
Flex Acquisition Co Inc			US LIBOR + 4.00%
5.26%, 12/29/2023(n)	606	604			$7,636
US LIBOR + 3.00%			Transportation - 0.01%
Reynolds Group Holdings Inc			Navios Maritime Partners LP
5.05%, 02/05/2023(n)	616	616	7.34%, 09/14/2020(n)	312	312
US LIBOR + 2.75%			US LIBOR + 5.00%
		$2,944	Trucking & Leasing - 0.04%
Pharmaceuticals - 0.05%			Avolon TLB Borrower 1 US LLC
Bausch Health Cos Inc			4.28%, 01/15/2025(n)	1,368	1,363
5.27%, 05/19/2025(n)	1,697	1,696	US LIBOR + 2.00%
US LIBOR + 3.00%			TOTAL SENIOR FLOATING RATE INTERESTS		$72,219
Pipelines - 0.03%			U.S. GOVERNMENT & GOVERNMENT	Principal
Centurion Pipeline Co LLC			AGENCY OBLIGATIONS - 36.06%	Amount (000's) Value (000's)
5.64%, 09/26/2025(n)	1,120	1,125	Federal Home Loan Mortgage Corporation (FHLMC) - 2.45%
US LIBOR + 3.25%			3.00%, 01/01/2043	$2,942	$2,809
REITs - 0.04%			3.00%, 02/01/2043	1,233	1,177
iStar Inc			3.00%, 03/01/2043	513	490
5.03%, 06/28/2023(n)	582	582	3.00%, 10/01/2046	12,475	11,834
US LIBOR + 2.75%			3.00%, 01/01/2047	23,205	22,030
MGM Growth Properties Operating Partnership			3.50%, 11/01/2046	4,756	4,647
LP			3.50%, 03/01/2048	1,106	1,078
4.30%, 04/25/2025(n)	571	570	3.86%, 01/01/2034	43	43
US LIBOR + 2.00%			1.00 x US Treasury Yield Curve Rate T
		$1,152	Note Constant Maturity 1 Year + 2.37%
Retail - 0.20%			4.00%, 12/01/2041(p)	7,000	6,991
Academy Ltd			4.00%, 04/01/2048	96	96
6.26%, 07/01/2022(n)	1,263	938	4.50%, 04/01/2031	857	881
US LIBOR + 4.00%			4.50%, 04/01/2041	5,449	5,634
Beacon Roofing Supply Inc			4.50%, 12/01/2043	4,816	4,958
4.53%, 01/02/2025(n)	522	517	4.50%, 09/01/2044	6,494	6,674
US LIBOR + 2.25%			4.50%, 03/01/2046	1,200	1,243
GYP Holdings III Corp			5.00%, 01/01/2019	3	3
5.05%, 06/01/2025(n)	533	524	5.00%, 06/01/2031	687	722
US LIBOR + 2.75%			5.00%, 09/01/2039	1,844	1,947
IRB Holding Corp			5.50%, 08/01/2023	343	351
5.46%, 01/17/2025(n)	1,260	1,256	5.50%, 05/01/2033	58	63
US LIBOR + 3.25%			5.50%, 10/01/2033	45	47
JC Penney Corp Inc			5.50%, 12/01/2033	633	685
6.57%, 06/23/2023(n)	628	561	5.50%, 11/01/2036	544	584
US LIBOR + 4.25%			5.50%, 04/01/2038	177	189
KFC Holding Co			5.50%, 08/01/2038	416	453
4.04%, 04/03/2025(n)	547	546	5.50%, 03/01/2040	675	725
US LIBOR + 1.75%			6.00%, 03/01/2022	8	9
Michaels Stores Inc			6.00%, 07/01/2023	141	152
4.79%, 01/28/2023(n)	562	558	6.00%, 06/01/2028	3	3
US LIBOR + 2.50%			6.00%, 01/01/2029	1	1
			6.00%, 12/01/2031	28	31
			6.00%, 12/01/2032	27	30

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 02/01/2033	$126	$136	3.50%, 08/01/2047	$15,709	$15,389
6.00%, 12/01/2033	32	35	3.50%, 10/01/2047	1,416	1,386
6.00%, 10/01/2036	213	234	3.50%, 10/01/2047	183	179
6.00%, 01/01/2038	12	13	3.50%, 11/01/2047	6,166	6,020
6.00%, 01/01/2038	283	313	3.50%, 11/01/2047	6,228	6,094
6.00%, 07/01/2038	1,166	1,289	3.50%, 12/01/2047	11,602	11,353
6.50%, 03/01/2029	5	6	3.50%, 01/01/2048	4,822	4,710
6.50%, 05/01/2029	8	9	3.50%, 03/01/2048	9,072	8,857
6.50%, 04/01/2031	3	4	3.57%, 02/01/2036	17	17
6.50%, 09/01/2031	2	2	1.00 x 12 Month USD LIBOR + 1.61%
6.50%, 02/01/2032	2	2	3.60%, 01/01/2033	47	48
6.50%, 05/01/2032	10	11	1.00 x US Treasury Yield Curve Rate T
6.50%, 04/01/2035	68	76	Note Constant Maturity 1 Year + 2.14%
6.50%, 10/01/2035	55	61	3.78%, 04/01/2036	104	108
7.00%, 12/01/2029	6	6	1.00 x 12 Month USD LIBOR + 1.58%
7.00%, 06/01/2030	12	13	4.00%, 08/01/2020	311	316
7.00%, 12/01/2030	4	4	4.00%, 02/01/2031	322	324
7.00%, 09/01/2031	1	1	4.00%, 03/01/2034	796	810
7.50%, 09/01/2030	1	1	4.00%, 04/01/2034	4,410	4,492
7.50%, 01/01/2031	6	7	4.00%, 11/01/2041(p)	21,500	21,499
7.50%, 03/01/2031	2	2	4.00%, 05/01/2044	4,021	4,042
7.50%, 02/01/2032	3	3	4.00%, 06/01/2044	6,769	6,813
8.00%, 09/01/2030	47	49	4.00%, 05/01/2045	17,356	17,407
		$78,857	4.00%, 10/01/2045	5,440	5,459
Federal National Mortgage Association (FNMA) - 16.79%			4.00%, 04/01/2047	7,209	7,237
2.50%, 04/01/2028	2,499	2,411	4.00%, 05/01/2047	18,012	18,023
2.50%, 06/01/2028	169	163	4.00%, 06/01/2047	1,823	1,824
2.50%, 09/01/2029	827	795	4.00%, 06/01/2047	18,720	18,778
3.00%, 11/01/2026(p)	20,000	19,627	4.00%, 10/01/2047	7,237	7,241
3.00%, 07/01/2028	4,410	4,343	4.00%, 04/01/2048	20,709	20,794
3.00%, 10/01/2029	1,108	1,091	4.00%, 04/01/2048	3,074	3,085
3.00%, 10/01/2030	4,319	4,242	4.00%, 06/01/2048	49	49
3.00%, 08/01/2034	4,888	4,751	4.06%, 07/01/2033	575	597
3.00%, 10/01/2034	2,585	2,512	1.00 x 12 Month USD LIBOR + 1.56%
3.00%, 12/01/2040	192	183	4.49%, 08/01/2035	106	112
3.00%, 11/01/2042	568	542	1.00 x 12 Month USD LIBOR + 1.74%
3.00%, 04/01/2043	594	566	4.50%, 04/01/2024	927	957
3.00%, 04/01/2043	23,696	22,614	4.50%, 09/01/2040	869	900
3.00%, 05/01/2043	5,228	4,989	4.50%, 11/01/2041(p)	15,000	15,357
3.00%, 05/01/2043	905	863	4.50%, 12/01/2041(p)	27,000	27,601
3.00%, 08/01/2043	3,880	3,703	4.50%, 06/01/2044	1,032	1,067
3.48%, 10/01/2034	53	54	4.50%, 12/01/2044	8,190	8,434
1.00 x 6 Month USD LIBOR + 1.13%			4.51%, 03/01/2035	2,206	2,356
3.50%, 11/01/2026(p)	25,000	24,980	1.00 x US Treasury Yield Curve Rate T
3.50%, 04/01/2030	6,944	6,954	Note Constant Maturity 1 Year + 2.62%
3.50%, 02/01/2033	47	47	4.61%, 04/01/2033	75	78
3.50%, 10/01/2033	2,876	2,856	1.00 x 6 Month USD LIBOR + 2.26%
3.50%, 08/01/2034	2,075	2,060	5.00%, 05/01/2040	4,695	4,947
3.50%, 08/01/2038	4,919	4,841	5.00%, 11/01/2041(p)	5,000	5,217
3.50%, 01/01/2041	256	252	5.00%, 07/01/2044	2,725	2,874
3.50%, 12/01/2041(p)	31,000	30,135	5.00%, 11/01/2048	5,000	5,224
3.50%, 05/01/2043	398	391	5.50%, 06/01/2020	38	38
3.50%, 07/01/2043	1,778	1,747	5.50%, 09/01/2020	247	249
3.50%, 09/01/2044	6,044	5,909	5.50%, 02/01/2023	27	28
3.50%, 11/01/2044	4,555	4,453	5.50%, 06/01/2023	90	95
3.50%, 03/01/2045	8,171	7,995	5.50%, 07/01/2023	2	2
3.50%, 04/01/2045	4,010	3,921	5.50%, 07/01/2033	118	126
3.50%, 08/01/2045	6,036	5,934	5.50%, 09/01/2033	161	173
3.50%, 11/01/2045	12,657	12,404	5.50%, 08/01/2036	1,302	1,395
3.50%, 01/01/2046	5,567	5,470	5.50%, 02/01/2037	50	54
3.50%, 06/01/2046	7,860	7,679	5.50%, 04/01/2038	2,018	2,171
3.50%, 07/01/2046	12,174	11,892	5.50%, 12/01/2038	1,078	1,160
3.50%, 10/01/2046	4,808	4,693	5.50%, 05/01/2040	483	515
3.50%, 11/01/2046	13,409	13,120	6.00%, 02/01/2023	10	11
3.50%, 12/01/2046	5,851	5,711	6.00%, 11/01/2035	1,059	1,155
3.50%, 12/01/2046	8,420	8,218	6.00%, 02/01/2038	431	465
3.50%, 01/01/2047	14,592	14,300	6.00%, 05/01/2038	86	93
3.50%, 04/01/2047	249	243	6.00%, 08/01/2038	319	342

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 08/01/2038	$223	$239	6.50%, 05/20/2029	$5	$6
6.00%, 03/01/2040	2,794	3,044	6.50%, 10/15/2032	16	17
6.50%, 05/01/2022	6	6	6.50%, 12/15/2032	53	58
6.50%, 12/01/2031	2	3	7.00%, 06/15/2031	10	12
6.50%, 02/01/2032	2	2	7.00%, 07/15/2031	2	2
6.50%, 02/01/2032	2	2	7.00%, 06/15/2032	81	88
6.50%, 04/01/2032	7	7	8.00%, 01/20/2031	4	5
6.50%, 06/01/2032	1	1			$207,335
6.50%, 08/01/2032	8	9	U.S. Treasury - 10.08%
6.50%, 07/01/2037	340	374	1.25%, 10/31/2021	16,900	16,084
6.50%, 07/01/2037	215	235	1.38%, 03/31/2020	200	196
6.50%, 12/01/2037	275	306	1.50%, 01/31/2022	2,025	1,934
6.50%, 02/01/2038	345	385	1.50%, 08/15/2026	10,425	9,271
6.50%, 03/01/2038	139	152	1.63%, 10/31/2023(q)	13,800	12,927
6.50%, 09/01/2038	392	430	1.75%, 10/31/2020	1,000	978
7.00%, 03/01/2032	28	30	1.75%, 04/30/2022	41,830	40,155
7.50%, 08/01/2032	6	7	2.00%, 05/31/2021	4,540	4,437
		$541,033	2.00%, 10/31/2022	35,000	33,723
Government National Mortgage Association (GNMA) - 6.43%			2.13%, 08/31/2020	6,075	5,993
2.75%, 07/20/2043	353	360	2.13%, 11/30/2023	8,400	8,056
1.00 x US Treasury Yield Curve Rate T			2.25%, 08/15/2046	11,750	9,310
Note Constant Maturity 1 Year + 1.50%			3.00%, 09/30/2025	26,000	25,877
3.00%, 06/20/2043	3,264	3,150	3.00%, 11/15/2044(q)	23,400	21,786
3.00%, 01/20/2045	1,645	1,580	3.00%, 05/15/2045	35,045	32,592
3.00%, 01/20/2046	6,408	6,154	3.00%, 11/15/2045	39,000	36,223
3.00%, 06/20/2046	898	861	3.13%, 05/15/2048	10,500	9,958
3.00%, 07/20/2046	19,127	18,328	3.75%, 11/15/2043(r)	4,035	4,273
3.00%, 12/20/2046	2,820	2,700	3.88%, 08/15/2040	44,545	48,089
3.00%, 11/01/2048	10,000	9,561	4.75%, 02/15/2037	2,300	2,769
3.50%, 03/15/2042	1,285	1,271			$324,631
3.50%, 04/15/2042	1,327	1,311	U.S. Treasury Inflation-Indexed Obligations - 0.31%
3.50%, 09/20/2044	85	83	0.13%, 04/15/2020	592	582
3.50%, 09/20/2047	1,706	1,681	0.13%, 04/15/2021	840	819
3.50%, 11/15/2047	384	377	0.13%, 01/15/2022	312	303
3.50%, 03/20/2048	4,856	4,772	0.13%, 04/15/2022	581	561
3.50%, 11/01/2048	39,500	38,795	0.13%, 07/15/2022	236	229
4.00%, 02/15/2042	953	966	0.13%, 01/15/2023	756	728
4.00%, 08/15/2045	3,792	3,827	0.13%, 07/15/2024	727	693
4.00%, 06/20/2046	874	881	0.13%, 07/15/2026	799	744
4.00%, 06/20/2047	6,609	6,693	0.38%, 07/15/2023	466	454
4.00%, 01/20/2048	23,440	23,828	0.38%, 07/15/2025	564	540
4.00%, 11/01/2048	14,000	14,090	0.38%, 01/15/2027	663	624
4.50%, 06/20/2025	2,442	2,536	0.38%, 07/15/2027	735	692
4.50%, 09/15/2039	376	394	0.63%, 01/15/2024	367	360
4.50%, 03/15/2040	2,601	2,693	0.75%, 02/15/2045	444	388
4.50%, 08/15/2040	4,695	4,863	1.00%, 02/15/2046	245	227
4.50%, 01/20/2048	5,481	5,626	1.00%, 02/15/2048	87	80
4.50%, 06/20/2048	9,985	10,253	1.25%, 07/15/2020	526	529
4.50%, 11/01/2048	18,000	18,462	1.38%, 02/15/2044	335	339
5.00%, 11/15/2033	1,841	1,949	2.13%, 02/15/2041	213	247
5.00%, 06/15/2034	34	36	3.88%, 04/15/2029	584	739
5.00%, 10/20/2039	152	161			$9,878
5.00%, 07/20/2040	283	295	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 02/15/2042	1,265	1,339	OBLIGATIONS		$1,161,734
5.00%, 11/01/2048	15,000	15,594	Total Investments		$3,537,737
5.50%, 10/15/2033	661	723	Other Assets and Liabilities - (9.82)%		(316,315)
5.50%, 05/20/2035	70	74	TOTAL NET ASSETS - 100.00%		$3,221,422
5.50%, 02/15/2038	612	653
6.00%, 07/20/2028	27	29
6.00%, 11/20/2028	25	27
6.00%, 01/20/2029	29	31
6.00%, 07/20/2029	7	7
6.00%, 08/15/2031	19	20
6.00%, 01/15/2032	3	3
6.00%, 02/15/2032	26	27
6.00%, 02/15/2033	31	33
6.00%, 12/15/2033	41	44
6.50%, 03/20/2028	6	6

See accompanying notes.

Schedule of Investments Core Plus Bond Fund October 31, 2018

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,841 or 0.21% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Rate shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $632,005 or 19.62% of net assets.
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate shown is as of period end. The rate may be a variable or floating rate or
a	fixed rate which may convert to a variable or floating rate in the future.
(l)	Security is an Interest Only Strip.
(m)	Security purchased on a when-issued basis.
(n)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o)	This Senior Floating Rate Note will settle after October 31, 2018, at which time the interest rate will be determined.
(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(q)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,144 or 0.13% of net assets.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,213 or 0.07% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	34.71%
Financial	13.34%
Government	12.29%
Asset Backed Securities	10.08%
Consumer, Non-cyclical	7.68%
Energy	6.19%
Investment Companies	6.03%
Communications	5.20%
Consumer, Cyclical	4.26%
Industrial	2.75%
Utilities	2.70%
Technology	2.54%
Basic Materials	2.04%
Diversified	0.01%
Other Assets and Liabilities	(9.82)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		October 31, 2017		Purchases	Sales	October 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$	— $		1,506,820	$1,313,143		$193,677
	$	— $		1,506,820	$1,313,143		$193,677

				Realized Gain/Loss	Realized Gain from	Change in Unrealized
		Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.05%		$1,922	$	— $	—		$—
		$1,922	$	— $	—		$—

Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value	Percent of Net Assets
Chaparral Energy Inc - A Shares		04/06/2017		$5	$7	0.00%
Pinnacle Operating Corp		03/09/2017		450	306	0.01%
Total					$313	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2018	Short		113	$13,383		$204
US 10 Year Ultra Note; December 2018	Short		239	29,901		554
US 2 Year Note; December 2018	Long		317	66,778		(209)
US 5 Year Note; December 2018	Long		621	69,790		(280)
US Long Bond; December 2018	Long		100	13,812		(642)
US Ultra Bond; December 2018	Long		25	3,730		(53)
Total				$		(426)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
October 31, 2018

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
Barclays Bank PLC	11/06/2018		JPY	160,307	$			1,446	$	— $	(25)
Barclays Bank PLC	11/06/2018				$1,446	JPY		160,307		25	—
Barclays Bank PLC	11/06/2018				$556	CHF		549		11	—
Barclays Bank PLC	11/06/2018		CHF		549 $			556		—	(11)
Goldman Sachs & Co	11/06/2018				$5,518	GBP		4,216		128	—
Goldman Sachs & Co	11/06/2018		GBP		469 $			613		—	(14)
Goldman Sachs & Co	11/06/2018		CAD		5,348 $			4,117		—	(56)
Goldman Sachs & Co	11/06/2018				$5,122	CAD		6,653		68	—
Goldman Sachs & Co	11/06/2018				$26,261	EUR		22,461		814	—
Goldman Sachs & Co	11/06/2018		EUR		5,492 $			6,422		—	(199)
Total										$1,046	$(305)
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as of		(Pay)/					Upfront		Unrealized
	October 31,		Receive Fixed	Payment		Notional	Payments/			Appreciation/
Reference Entity	2018	(a)	Rate	Frequency	Maturity Date		Amount	(Receipts)		(Depreciation)	Fair Value
CDX.EM.29	N/A		(1.00)%	Quarterly	06/20/2023		$76,000	$1,271		$1,654	$2,925
CDX.NA.HY.31	N/A		(5.00)%	Quarterly	12/20/2023		120	(8)		1	(7)
Total								$1,263		$1,655	$2,918
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Diversified International Fund
October 31, 2018

COMMON STOCKS - 97.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.77%			Computers (continued)
Safran SA	1,036,608 $	133,958	TDK Corp	514,700	$44,382
Thales SA	458,215	58,522			$184,127
		$192,480	Distribution & Wholesale - 3.32%
Agriculture - 0.44%			Ferguson PLC	1,256,723	84,728
Swedish Match AB	938,658	47,814	ITOCHU Corp	4,665,000	86,517
Apparel - 2.63%			Mitsubishi Corp	3,971,100	111,768
Kering SA	245,065	108,928	Sumitomo Corp	5,197,400	78,827
LVMH Moet Hennessy Louis Vuitton SE	474,916	144,091			$361,840
Moncler SpA	966,448	33,563	Diversified Financial Services - 1.80%
		$286,582	Hana Financial Group Inc	1,292,505	43,539
Automobile Manufacturers - 5.51%			Indiabulls Housing Finance Ltd	4,740,127	53,464
Ashok Leyland Ltd	20,330,375	31,528	ORIX Corp	6,058,490	98,699
Ferrari NV	475,933	55,732			$195,702
Fiat Chrysler Automobiles NV (a)	5,741,175	87,371	Electric - 1.16%
Honda Motor Co Ltd	2,007,200	57,297	Enel SpA	11,970,203	58,691
Isuzu Motors Ltd	3,044,000	39,909	Iberdrola SA	9,642,652	68,229
Maruti Suzuki India Ltd	469,276	41,990			$126,920
Suzuki Motor Corp	1,216,700	60,673	Electronics - 1.48%
Toyota Motor Corp	2,593,400	151,924	Hoya Corp	1,584,604	89,650
Volvo AB - B Shares	4,920,739	73,487	Murata Manufacturing Co Ltd	458,400	71,343
		$599,911			$160,993
Banks - 12.62%			Engineering & Construction - 1.42%
Banco do Brasil SA	3,339,600	38,273	ACS Actividades de Construccion y Servicios SA	1,562,420	58,499
Bank Leumi Le-Israel BM	4,770,068	29,745	Vinci SA	1,079,296	96,056
Bank of Montreal	1,256,000	93,910			$154,555
Credicorp Ltd	339,899	76,719	Entertainment - 0.91%
DBS Group Holdings Ltd	5,734,300	97,296	Aristocrat Leisure Ltd	2,115,191	39,859
DNB ASA	4,700,260	84,917	GVC Holdings PLC	4,967,049	59,497
Erste Group Bank AG (a)	2,068,752	84,213			$99,356
Grupo Financiero Banorte SAB de CV	7,690,300	42,398	Food - 3.57%
HDFC Bank Ltd	404,231	10,496	Nestle SA	2,600,935	219,579
HDFC Bank Ltd ADR	618,176	54,962	Tesco PLC	30,702,353	83,616
Kotak Mahindra Bank Ltd	2,043,231	30,920	Uni-President Enterprises Corp	23,624,000	57,261
Lloyds Banking Group PLC	119,167,441	86,961	X5 Retail Group NV	1,206,772	28,331
Macquarie Group Ltd	1,257,437	104,860			$388,787
Mediobanca Banca di Credito Finanziario SpA	8,136,128	71,254
Paragon Banking Group PLC	1,084,209	5,892	Forest Products & Paper - 2.27%
Raiffeisen Bank International AG	1,820,658	49,620	Mondi PLC	3,085,403	72,658
Sberbank of Russia PJSC ADR	6,420,676	75,548	Smurfit Kappa Group PLC	1,285,916	41,806
Swedbank AB	5,437,331	122,310	Suzano Papel e Celulose SA	2,949,400	29,799
Toronto-Dominion Bank/The	2,688,800	149,161	UPM-Kymmene OYJ	3,188,959	102,520
United Overseas Bank Ltd	3,698,700	65,395			$246,783
		$1,374,850	Hand & Machine Tools - 0.63%
Beverages - 2.31%			Sandvik AB	4,374,554	69,156
Coca-Cola Bottlers Japan Holdings Inc	1,487,700	38,935	Healthcare - Products - 1.66%
Coca-Cola HBC AG (a)	1,474,699	43,560	Carl Zeiss Meditec AG	337,631	27,656
Diageo PLC	3,619,200	125,121	Lonza Group AG (a)	350,597	110,242
Treasury Wine Estates Ltd	4,144,594	44,611	Sartorius Stedim Biotech	44,764	5,547
		$252,227	Straumann Holding AG	54,701	37,339
Biotechnology - 1.00%					$180,784
CSL Ltd	814,527	108,737	Healthcare - Services - 1.16%
Building Materials - 0.66%			Evotec AG (a)	1,522,737	30,016
China National Building Material Co Ltd	62,268,000	44,768	ICON PLC (a)	511,111	70,574
Rockwool International A/S	79,608	27,199	NMC Health PLC	561,031	25,297
		$71,967			$125,887
Chemicals - 0.94%			Home Builders - 1.10%
Nutrien Ltd	1,096,500	58,047	Persimmon PLC	1,924,206	56,316
Showa Denko KK	1,031,500	44,915	Taylor Wimpey PLC	30,758,390	63,332
		$102,962			$119,648
Commercial Services - 1.29%			Home Furnishings - 1.38%
Ashtead Group PLC	2,381,423	58,790	Howden Joinery Group PLC	8,160,354	48,862
Wirecard AG	439,838	82,274	LG Electronics Inc	398,379	22,271
		$141,064	Sony Corp	1,459,700	78,994
Computers - 1.69%					$150,127
Capgemini SE	310,220	37,879	Insurance - 5.08%
Logitech International SA	2,068,475	76,584	ASR Nederland NV	1,279,811	58,100
Obic Co Ltd	277,700	25,282	Fairfax Financial Holdings Ltd	85,000	41,304
			Hannover Rueck SE	587,706	79,035

See accompanying notes.

Schedule of Investments
Diversified International Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Retail - 2.61%
Legal & General Group PLC	27,091,196 $	86,932	Alimentation Couche-Tard Inc	2,469,771	$117,950
NN Group NV	2,060,006	88,452	Dollarama Inc	2,895,548	80,084
Prudential PLC	5,407,639	108,281	Wal-Mart de Mexico SAB de CV	33,675,578	86,107
Swiss Life Holding AG (a)	241,190	90,980			$284,141
		$553,084	Semiconductors - 3.26%
Internet - 2.43%			Infineon Technologies AG	2,200,006	44,081
Alibaba Group Holding Ltd ADR(a)	803,656	114,344	Samsung Electronics Co Ltd	3,567,682	133,559
Baidu Inc ADR(a)	333,609	63,406	Taiwan Semiconductor Manufacturing Co Ltd	23,690,544	177,854
Tencent Holdings Ltd	2,550,132	87,366			$355,494
		$265,116	Software - 2.68%
Investment Companies - 1.23%			Amadeus IT Group SA	1,051,057	84,636
EXOR NV	867,676	49,071	Capcom Co Ltd	2,557,600	53,313
Investor AB	1,957,145	84,796	Dassault Systemes SE	526,467	65,905
		$133,867	Ubisoft Entertainment SA (a)	984,414	88,304
Iron & Steel - 1.74%					$292,158
POSCO	229,717	52,581	Telecommunications - 3.12%
Vale SA	9,048,300	136,885	Nice Ltd ADR(a)	218,419	23,139
		$189,466	Nippon Telegraph & Telephone Corp	1,530,163	63,102
Lodging - 0.61%			Orange SA	3,956,575	61,755
Melco International Development Ltd	12,093,000	20,755	SK Telecom Co Ltd	194,313	45,656
Wynn Macau Ltd	21,916,400	45,655	SoftBank Group Corp	1,247,100	98,694
		$66,410	Telenor ASA	2,581,048	47,325
Machinery - Construction & Mining - 1.41%					$339,671
Hitachi Ltd	2,366,900	72,357	Toys, Games & Hobbies - 0.96%
Komatsu Ltd	3,120,100	81,255	Nintendo Co Ltd	336,200	104,963
		$153,612	Transportation - 1.32%
Machinery - Diversified - 1.00%			Canadian National Railway Co	1,686,548	144,179
Harmonic Drive Systems Inc	895,400	27,220	TOTAL COMMON STOCKS	$10,579,682
Keyence Corp	166,500	81,338	INVESTMENT COMPANIES - 2.48%	Shares Held Value (000's)
		$108,558	Money Market Funds - 2.48%
Mining - 1.39%			Principal Government Money Market Fund	269,816,956	269,817
Glencore PLC (a)	20,167,663	82,075	2.05%(b),(c)
Rio Tinto Ltd	1,272,960	69,265	TOTAL INVESTMENT COMPANIES		$269,817
		$151,340	PREFERRED STOCKS - 0.33%	Shares Held Value (000's)
Oil & Gas - 8.12%			Holding Companies - Diversified - 0.33%
BP PLC	24,005,982	173,412	Itausa - Investimentos Itau SA 0.06%	12,016,889	$36,165
China Petroleum & Chemical Corp	87,722,000	71,456	TOTAL PREFERRED STOCKS		$36,165
Husky Energy Inc	2,934,500	41,484	Total Investments	$10,885,664
JXTG Holdings Inc	12,910,600	87,237	Other Assets and Liabilities - 0.07%		7,694
LUKOIL PJSC ADR	882,518	65,800	TOTAL NET ASSETS - 100.00%	$10,893,358
Neste Oyj	1,072,745	88,088
PTT PCL	52,668,000	79,480	(a) Non-income producing security
Reliance Industries Ltd	7,207,251	103,469	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Royal Dutch Shell PLC - A Shares	2,163,210	68,706	Investment Company Act of 1940) or an affiliate as defined by the Investment
Suncor Energy Inc	3,142,100	105,401	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
		$884,533	voting shares of the security). Please see affiliated sub-schedule for
Pharmaceuticals - 2.60%			transactional information.
Novo Nordisk A/S	2,124,358	91,744	(c) Current yield shown is as of period end.
Roche Holding AG	785,254	191,101
		$282,845
Private Equity - 2.60%
3i Group PLC	8,011,869	89,711
Brookfield Asset Management Inc	4,083,702	166,643
Intermediate Capital Group PLC	2,211,450	26,859
		$283,213
Real Estate - 1.88%
LEG Immobilien AG	301,675	32,976
Sun Hung Kai Properties Ltd	2,292,000	29,787
Vonovia SE	1,834,628	83,835
Wharf Real Estate Investment Co Ltd	9,343,000	58,059
		$204,657
REITs - 0.36%
Dexus	5,413,746	39,116

269	See accompanying notes.

Schedule of Investments
Diversified International Fund
October 31, 2018

Portfolio Summary (unaudited)
Country		Percent
Japan		16.06%
United Kingdom		11.42%
Canada		9.16%
Switzerland		8.60%
France		7.35%
Sweden		3.64%
China		3.50%
Germany		3.49%
Australia		3.09%
India		3.01%
Korea, Republic Of		2.73%
United States		2.48%
Netherlands		2.42%
Brazil		2.21%
Taiwan, Province Of China		2.15%
Italy		2.02%
Spain		1.94%
Finland		1.75%
Russian Federation		1.55%
Singapore		1.49%
Austria		1.23%
Norway		1.21%
Mexico		1.18%
Denmark		1.09%
Ireland		1.04%
Hong Kong		1.00%
Thailand		0.73%
Peru		0.71%
Isle of Man		0.55%
Israel		0.48%
Macao		0.42%
United Arab Emirates		0.23%
Other Assets and Liabilities		0.07%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017	Purchases	Sales	October 31, 2018
		Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$	— $	3,033,071	$2,763,254		$269,817
	$	— $	3,033,071	$2,763,254		$269,817

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.05%		$4,639	$—	$—		$—
		$4,639	$—	$—		$—
Amounts in thousands

Schedule of Investments

Equity Income Fund

October 31, 2018

COMMON STOCKS - 98.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.42%			Machinery - Diversified - 0.97%
Boeing Co/The	82,640	$29,326	Deere & Co	502,222	$68,021
Airlines - 1.45%			Media - 1.14%
Delta Air Lines Inc	1,850,565	101,281	Walt Disney Co/The	697,526	80,097
Apparel - 0.73%			Miscellaneous Manufacturers - 1.89%
VF Corp	614,009	50,889	3M Co	211,789	40,295
Automobile Manufacturers - 1.42%			Parker-Hannifin Corp	606,805	92,010
PACCAR Inc	1,734,810	99,248			$132,305
Automobile Parts & Equipment - 2.06%			Oil & Gas - 7.72%
Autoliv Inc	944,645	78,726	Chevron Corp	627,666	70,079
Magna International Inc	1,326,925	65,338	Cimarex Energy Co	1,086,830	86,370
		$144,064	Exxon Mobil Corp	813,630	64,830
Banks - 10.16%			Marathon Petroleum Corp	1,690,692	119,109
Banco Santander Mexico SA Institucion de Banca	3,726,974	23,405	Occidental Petroleum Corp	1,036,449	69,515
Multiple Grupo Financiero Santand ADR			Royal Dutch Shell PLC - B shares ADR	1,996,862	131,214
Bank of Nova Scotia/The	2,384,382	128,065			$541,117
JPMorgan Chase & Co	1,826,510	199,126	Pharmaceuticals - 8.46%
PNC Financial Services Group Inc/The	1,335,044	171,540	Johnson & Johnson	679,239	95,087
SunTrust Banks Inc	912,700	57,190	Merck & Co Inc	2,023,111	148,921
US Bancorp	2,539,955	132,764	Novartis AG ADR	1,035,311	90,548
		$712,090	Pfizer Inc	2,851,454	122,784
Beverages - 1.02%			Roche Holding AG ADR	4,453,524	135,209
Coca-Cola Co/The	1,315,533	62,988			$592,549
Keurig Dr Pepper Inc	331,271	8,613	Pipelines - 2.08%
		$71,601	Enterprise Products Partners LP	5,421,331	145,400
Chemicals - 3.06%			Private Equity - 2.33%
Air Products & Chemicals Inc	399,232	61,621	KKR & Co Inc	6,897,806	163,133
Albemarle Corp	409,159	40,597	REITs - 4.81%
DowDuPont Inc	1,182,094	63,739	Alexandria Real Estate Equities Inc	179,677	21,962
PPG Industries Inc	459,024	48,239	Annaly Capital Management Inc	4,919,260	48,553
		$214,196	Digital Realty Trust Inc	1,115,035	115,138
Computers - 3.48%			Host Hotels & Resorts Inc	1,791,101	34,228
Accenture PLC - Class A	270,344	42,612	Simon Property Group Inc	637,919	117,071
Apple Inc	918,008	200,915			$336,952
		$243,527	Retail - 3.09%
Diversified Financial Services - 3.92%			Costco Wholesale Corp	514,719	117,680
BlackRock Inc	292,641	120,398	Starbucks Corp	1,699,496	99,030
Discover Financial Services	2,217,151	154,469			$216,710
		$274,867	Semiconductors - 3.69%
Electric - 7.07%			Applied Materials Inc	1,926,995	63,359
Eversource Energy	1,580,836	100,004	Maxim Integrated Products Inc	832,642	41,649
NextEra Energy Inc	499,909	86,234	Microchip Technology Inc	1,281,608	84,304
Sempra Energy	928,698	102,268	Taiwan Semiconductor Manufacturing Co Ltd	1,816,000	69,190
WEC Energy Group Inc	1,481,062	101,305	ADR
Xcel Energy Inc	2,146,317	105,191			$258,502
		$495,002	Software - 2.61%
Electronics - 1.09%			Fidelity National Information Services Inc	630,326	65,617
Honeywell International Inc	513,348	74,343	Microsoft Corp	755,358	80,680
Resideo Technologies Inc (a)	85,558	1,801	SAP SE ADR	339,812	36,448
		$76,144			$182,745
Food - 4.87%			Telecommunications - 3.13%
Hormel Foods Corp	1,910,959	83,394	BCE Inc	2,468,030	95,957
Kraft Heinz Co/The	1,246,866	68,540	Verizon Communications Inc	2,164,828	123,590
Kroger Co/The	4,588,533	136,555			$219,547
Tyson Foods Inc	879,450	52,697	Toys, Games & Hobbies - 2.26%
		$341,186	Hasbro Inc	1,728,896	158,557
Healthcare - Products - 5.26%			Transportation - 1.61%
Abbott Laboratories	1,787,249	123,213	Union Pacific Corp	722,678	105,670
Becton Dickinson and Co	440,692	101,579	United Parcel Service Inc	68,470	7,295
Medtronic PLC	1,600,691	143,774			$112,965
		$368,566	TOTAL COMMON STOCKS		$6,904,458
Insurance - 6.76%
Allstate Corp/The	1,163,191	111,341
Chubb Ltd	1,161,771	145,117
Fairfax Financial Holdings Ltd	98,487	47,712
Fidelity National Financial Inc	3,314,415	110,867
Swiss Re AG ADR	2,609,635	58,834
		$473,871

See accompanying notes.

Schedule of Investments

Equity Income Fund

October 31, 2018

INVESTMENT COMPANIES - 1.39%	Shares Held Value (000's)
Money Market Funds - 1.39%
Principal Government Money Market Fund	97,177,993	$97,178
2.05%(b),(c)
TOTAL INVESTMENT COMPANIES		$97,178
Total Investments		$7,001,636
Other Assets and Liabilities - 0.05%		3,770
TOTAL NET ASSETS - 100.00%		$7,005,406

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.98%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	11.01%
Energy	9.80%
Technology	9.78%
Utilities	7.07%
Industrial	5.98%
Communications	4.27%
Basic Materials	3.06%
Investment Companies	1.39%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$854,813	$757,635		$97,178
	$—		$854,813	$757,635		$97,178

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$1,160	$—		$—		$—
	$1,160	$—		$—		$—
Amounts in thousands

272	See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2018

	Principal				Principal
BONDS - 87.91%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks - 4.96%				Sovereign (continued)
ABQ Finance Ltd				Hungary Government International Bond
3.50%, 02/22/2022		$950	$920	6.38%, 03/29/2021		$750	$794
HSBC Holdings PLC				Indonesia Treasury Bond
6.25%, 12/31/2049(a),(b)		575	559	6.13%, 05/15/2028	IDR 12,275,000		678
USD Swap Rate NY 5 Year + 3.45%				8.38%, 03/15/2024	8,850,000		576
			$1,479	Ivory Coast Government International Bond
Chemicals - 6.09%				5.75%, 12/31/2032(e)		$828	749
CNAC HK Finbridge Co Ltd				Mexican Bonos
3.50%, 07/19/2022		625	603	5.75%, 03/05/2026	MXN	13,350	550
Equate Petrochemical BV				Nigeria Government International Bond
4.25%, 11/03/2026		730	707	6.50%, 11/28/2027		$850	780
SASOL Financing USA LLC				7.70%, 02/23/2038		300	270
5.88%, 03/27/2024		500	503	Peru Government Bond
			$1,813	6.15%, 08/12/2032(c)	PEN	2,200	649
Commercial Services - 4.43%				Peruvian Government International Bond
Atento Luxco 1 SA				6.35%, 08/12/2028(c)		650	200
6.13%, 08/10/2022		700	686	6.35%, 08/12/2028		2,000	616
DP World Crescent Ltd				Qatar Government International Bond
4.85%, 09/26/2028(c)		650	635	5.10%, 04/23/2048		$850	863
			$1,321	Republic of Poland Government International
Diversified Financial Services - 1.78%				Bond
Unifin Financiera SAB de CV SOFOM ENR				3.00%, 03/17/2023		525	511
7.25%, 09/27/2023		550	531	Turkey Government International Bond
				7.25%, 12/23/2023		700	695
Electric - 2.97%				Ukraine Government International Bond
Eskom Holdings SOC Ltd				0.00%, 05/31/2040(d),(e)		950	486
5.75%, 01/26/2021		925	886	8.99%, 02/01/2024(c),(f)		500	496
Food - 4.02%				Zambia Government International Bond
ESAL GmbH				8.50%, 04/14/2024		500	340
6.25%, 02/05/2023		730	716				$13,082
Marfrig Holdings Europe BV				Supranational Bank - 1.59%
8.00%, 06/08/2023		475	482	Banque Ouest Africaine de Developpement
			$1,198	5.00%, 07/27/2027(c)		275	261
Media - 1.26%				5.00%, 07/27/2027		225	213
Altice Financing SA							$474
7.50%, 05/15/2026(c)		125	117	Telecommunications - 6.20%
7.50%, 05/15/2026		275	259	Bharti Airtel International Netherlands BV
			$376	5.35%, 05/20/2024		620	595
Oil & Gas - 7.34%				C&W Senior Financing DAC
Odebrecht Drilling Norbe VIII/IX Ltd				7.50%, 10/15/2026(c)		400	401
6.35%, 12/01/2021		321	315	Millicom International Cellular SA
Petrobras Global Finance BV				6.63%, 10/15/2026(c)		200	202
4.38%, 05/20/2023		375	362	MTN Mauritius Investments Ltd
5.75%, 02/01/2029		475	438	4.76%, 11/11/2024		725	649
Tengizchevroil Finance Co International Ltd							$1,847
4.00%, 08/15/2026		1,150	1,071	TOTAL BONDS			$26,194
			$2,186		Principal
Pipelines - 1.53%				CONVERTIBLE BONDS - 4.30%	Amount (000's) Value (000's)
Southern Gas Corridor CJSC				Investment Companies - 4.30%
6.88%, 03/24/2026		425	456	Aabar Investments PJSC
Real Estate - 1.83%				0.50%, 03/27/2020	EUR	600	626
China Overseas Finance Cayman III Ltd				1.00%, 03/27/2022		700	655
5.38%, 10/29/2023		525	545				$1,281
Sovereign - 43.91%				TOTAL CONVERTIBLE BONDS			$1,281
Argentina Treasury Bill				U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 12/28/2018(d)	ARS	20,700	611	AGENCY OBLIGATIONS - 2.01%	Amount (000's) Value (000's)
Argentine Republic Government International				U.S. Treasury Bill - 2.01%
Bond				2.16%, 12/27/2018(g)		$600	$598
5.63%, 01/26/2022		$625	561	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.88%, 01/11/2048		175	128	OBLIGATIONS			$598
Costa Rica Government International Bond				Total Investments			$28,073
4.37%, 05/22/2019		850	845	Other Assets and Liabilities - 5.78%			1,721
Croatia Government International Bond				TOTAL NET ASSETS - 100.00%			$29,794
3.00%, 03/20/2027	EUR	250	296
6.63%, 07/14/2020		$850	887
Ecuador Government International Bond
7.88%, 01/23/2028		600	501

See accompanying notes.

Schedule of Investments

Finisterre Unconstrained Emerging Markets Bond Fund

October 31, 2018

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,961 or 9.94% of net assets.
(d)	Non-income producing security
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f)	Security purchased on a when-issued basis.
(g)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Country	Percent
Netherlands	8.68%
Cayman Islands	8.11%
Peru	4.92%
Argentina	4.36%
United Arab Emirates	4.30%
Luxembourg	4.24%
Indonesia	4.21%
Croatia	3.97%
United States	3.70%
Mexico	3.63%
Bermuda	3.59%
Nigeria	3.53%
Ukraine	3.29%
South Africa	2.97%
Qatar	2.90%
Costa Rica	2.84%
Hungary	2.66%
Cote d'Ivoire	2.51%
Austria	2.40%
Turkey	2.33%
Mauritius	2.18%
Hong Kong	2.03%
United Kingdom	1.87%
Poland	1.72%
Ecuador	1.68%
Supranational	1.59%
Azerbaijan	1.53%
Ireland	1.34%
Zambia	1.14%
Other Assets and Liabilities	5.78%
TOTAL NET ASSETS	100.00%

Futures Contracts

Description and Expiration Date		Type	Contracts			Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US Long Bond; December 2018		Short	9			$1,243		$(9)
Total						$		(9)

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept				Currency to Deliver	Asset	Liability
Citigroup Inc	11/21/2018			$1,621	EUR	1,403	$29	$—
HSBC Securities Inc	11/14/2018	BRL		1,650		$446	—	(3)
HSBC Securities Inc	11/14/2018	BRL		2,800		$748	4	—
HSBC Securities Inc	11/14/2018	ZAR		11,000		$752	—	(7)
HSBC Securities Inc	11/14/2018			$758	ZAR	11,000	13	—
HSBC Securities Inc	11/15/2018			$2,383	CNH	16,550	12	—
HSBC Securities Inc	11/15/2018			$1,773	MXN	34,400	83	—
HSBC Securities Inc	11/15/2018	MXN		22,775		$1,144	—	(25)
HSBC Securities Inc	11/15/2018	RUB		59,200		$890	7	—
HSBC Securities Inc	12/17/2018	ARS		50,000		$1,267	50	—
HSBC Securities Inc	12/17/2018			$598	ARS	23,600	—	(24)
JPMorgan Chase	12/03/2018	ARS		18,600		$470	28	—
JPMorgan Chase	12/03/2018			$437	ARS	18,600	—	(61)
Total							$226	$(120)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2018

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/				Upfront		Unrealized
		October 31,	Receive Fixed	Payment	Notional		Payments/	Appreciation/			Fair Value
Counterparty	Reference Entity	2018 (a)	Rate	Frequency	Maturity Date	Amount	(Receipts)		(Depreciation)		Asset	----	Liability
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	12/20/2023	$3,275	$(21	)$	8	$	— $		(13)
HSBC Securities Inc	Brazilian Government	2.03%	(1.00)%	Quarterly	12/20/2023	1,500	94		(23)		71		—
	International Bond,
	4.25%, 01/07/2025
JPMorgan Chase	Petroleos Mexicanos,	2.64%	(1.00)%	Quarterly	12/20/2023	350	26		—		26		—
	6.63%, 06/15/2035
JPMorgan Chase	Republic of South Africa	2.35%	(1.00)%	Quarterly	12/20/2023	1,500	89		2		91		—
	Government International
	Bond, 5.50%, 03/09/2020
Total							$188		$(13	)$	188		$(13)
Sell Protection
		Implied Credit
		Spread as of	(Pay)/				Upfront		Unrealized
		October 31,	Receive Fixed	Payment	Notional		Payments/		Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2018 (a)	Rate	Frequency	Maturity Date	Amount (b)	(Receipts)		(Depreciation)		Asset	----	Liability
Citigroup Inc	Petroleos Mexicanos,	2.64%	1.00%	Quarterly	12/20/2023	$350	$(22	)$	(4	)$	— $		(26)
	6.63%, 06/15/2035
Total							$(22	)$	(4	)$	— $		(26)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $350.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

COMMON STOCKS - 22.95%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.06%			Building Materials - 0.15%
L3 Technologies Inc	18,633	$3,531	Anhui Conch Cement Co Ltd	181,000	$938
Raytheon Co	9,816	1,718	China Resources Cement Holdings Ltd	1,056,000	937
		$5,249	Masco Corp	129,514	3,885
Agriculture - 0.05%			Rhi Magnesita NV	72,455	3,512
Philip Morris International Inc	51,218	4,511	Summit Materials Inc (a)	134,277	1,813
Apparel - 0.06%			Xinyi Glass Holdings Ltd	1,178,000	1,170
Kering SA	2,832	1,259			$12,255
LVMH Moet Hennessy Louis Vuitton SE	4,092	1,241	Chemicals - 0.28%
Michael Kors Holdings Ltd (a)	13,808	765	Cabot Corp	59,219	2,883
Moncler SpA	32,324	1,123	Celanese Corp	44,604	4,324
Ralph Lauren Corp	5,178	671	Denka Co Ltd	127,100	4,133
		$5,059	KH Neochem Co Ltd	144,000	4,090
Automobile Manufacturers - 0.16%			LyondellBasell Industries NV	20,084	1,793
Fiat Chrysler Automobiles NV (a)	168,854	2,570	Mosaic Co/The	79,766	2,468
Guangzhou Automobile Group Co Ltd	2,580,000	2,615	Nutrien Ltd	42,700	2,260
Honda Motor Co Ltd	103,600	2,957	PTT Global Chemical PCL	729,200	1,698
Toyota Motor Corp	95,700	5,606			$23,649
		$13,748	Coal - 0.06%
Automobile Parts & Equipment - 0.13%			Foresight Energy LP	695,156	2,781
Dana Inc	110,185	1,716	Whitehaven Coal Ltd	709,351	2,450
Denso Corp	37,900	1,691			$5,231
FCC Co Ltd	170,900	4,232	Commercial Services - 0.19%
Georg Fischer AG	240	223	Ashtead Group PLC	175,941	4,343
Tower International Inc	78,990	2,345	Booz Allen Hamilton Holding Corp	131,801	6,529
Weichai Power Co Ltd	1,086,000	1,074	Cengage Learning Holdings II Inc (a),(c)	34,465	319
		$11,281	H&R Block Inc	75,709	2,009
Banks - 1.31%			K12 Inc (a)	69,577	1,490
Bank Leumi Le-Israel BM	213,888	1,334	Korn/Ferry International	34,621	1,563
Bank of America Corp	98,464	2,708			$16,253
Bank of Montreal	38,000	2,841	Computers - 0.13%
Cathay General Bancorp	69,728	2,627	Appen Ltd	270,939	2,057
CIMB Group Holdings Bhd	1,061,500	1,452	Infosys Ltd ADR	264,826	2,508
Citizens Financial Group Inc	86,559	3,232	Perspecta Inc	258,415	6,328
Comerica Inc	101,550	8,283			$10,893
Credicorp Ltd	22,329	5,040	Distribution & Wholesale - 0.19%
Cullen/Frost Bankers Inc	46,774	4,580	Fastenal Co	33,876	1,741
DBS Group Holdings Ltd	98,800	1,676	Ferguson PLC	68,095	4,591
DNB ASA	104,584	1,889	KAR Auction Services Inc	21,358	1,216
East West Bancorp Inc	40,424	2,120	Mitsubishi Corp	112,800	3,175
Erste Group Bank AG (a)	50,526	2,057	Sumitomo Corp	329,200	4,993
JPMorgan Chase & Co (b)	124,694	13,594			$15,716
KeyCorp	88,278	1,603	Diversified Financial Services - 0.23%
Lloyds Banking Group PLC	5,369,359	3,918	Aareal Bank AG	59,510	2,214
Macquarie Group Ltd	37,142	3,097	Burford Capital Ltd	180,406	3,824
Malayan Banking Bhd	1,079,500	2,450	Hana Financial Group Inc	63,153	2,127
Mediobanca Banca di Credito Finanziario SpA	520,942	4,562	KB Financial Group Inc	31,458	1,310
PacWest Bancorp	71,530	2,906	Mebuki Financial Group Inc	767,800	2,338
Paragon Banking Group PLC	719,790	3,912	Moelis & Co	28,288	1,142
Regions Financial Corp	514,919	8,739	ORIX Corp	90,400	1,473
Resona Holdings Inc	732,400	3,852	Piper Jaffray Cos	15,781	1,095
TCF Financial Corp	157,314	3,285	SBI Holdings Inc/Japan	158,900	4,149
Toronto-Dominion Bank/The	93,500	5,187			$19,672
Union Bankshares Corp	142,060	4,850	Electric - 2.27%
United Overseas Bank Ltd	103,200	1,825	Ameren Corp	57,125	3,689
Wells Fargo & Co	45,611	2,428	CenterPoint Energy Inc	137,295	3,708
Zions Bancorp NA	99,744	4,693	Clearway Energy Inc	186,420	3,656
		$110,740	CMS Energy Corp (b)	208,016	10,301
Beverages - 0.09%			Dominion Energy Inc (b)	267,250	19,087
Coca-Cola Co/The	85,359	4,087	DTE Energy Co (b)	217,268	24,421
Coca-Cola HBC AG (a)	65,451	1,933	Entergy Corp	101,810	8,547
Molson Coors Brewing Co	30,917	1,979	Eversource Energy (b)	302,700	19,149
		$7,999	Exelon Corp	79,484	3,482
Biotechnology - 0.07%			FirstEnergy Corp	197,435	7,360
Amgen Inc	14,962	2,885	Fortis Inc/Canada	660,000	21,809
Biogen Inc (a)	4,980	1,515	Hera SpA	1,997,559	5,513
Immunomedics Inc (a)	36,448	821	Infraestructura Energetica Nova SAB de CV	170,000	663
Loxo Oncology Inc (a)	5,690	869	NextEra Energy Inc (b)	104,280	17,988
		$6,090	NRG Energy Inc	300,000	10,857

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electric (continued)			Insurance (continued)
Portland General Electric Co	92,679	$4,178	Fidelity National Financial Inc	138,758	$4,641
Public Service Enterprise Group Inc	225,000	12,022	Hanover Insurance Group Inc/The	17,318	1,929
Sempra Energy	85,000	9,360	Legal & General Group PLC	1,063,087	3,411
WEC Energy Group Inc (b)	82,500	5,643	NN Group NV	47,555	2,042
		$191,433	Prudential Financial Inc	31,864	2,988
Electrical Components & Equipment - 0.03%			Swiss Life Holding AG (a)	24,182	9,121
Delta Electronics Inc	627,000	2,639			$43,384
Electronics - 0.04%			Iron & Steel - 0.51%
Garmin Ltd	10,108	669	Evraz PLC	704,183	4,879
Honeywell International Inc	19,194	2,780	Material Sciences Corp - Warrants (a),(c),(d),(e)	1,131,541	3,994
Resideo Technologies Inc (a)	3,199	67	POSCO	10,956	2,508
		$3,516	Specialty Steel Holdings, Inc. (a),(d),(e)	87	29,126
Energy - Alternate Sources - 0.32%			Steel Dynamics Inc	69,670	2,759
NextEra Energy Partners LP (b)	593,185	27,008			$43,266
Engineering & Construction - 0.21%			Leisure Products & Services - 0.02%
ACS Actividades de Construccion y Servicios SA	145,974	5,466	Planet Fitness Inc (a)	34,959	1,716
China Communications Services Corp Ltd	2,816,000	2,282	Lodging - 0.27%
Eiffage SA	25,691	2,509	City Developments Ltd	615,900	3,520
Kyowa Exeo Corp	182,100	4,908	Extended Stay America Inc	603,548	9,826
Vinci SA	27,810	2,475	Hilton Grand Vacations Inc (a)	97,001	2,606
		$17,640	Hilton Worldwide Holdings Inc	55,923	3,980
Entertainment - 0.10%			Las Vegas Sands Corp	48,912	2,496
GVC Holdings PLC	531,087	6,361			$22,428
Vail Resorts Inc	7,006	1,761	Machinery - Construction & Mining - 0.05%
		$8,122	Oshkosh Corp	72,011	4,043
Food - 0.17%			Machinery - Diversified - 0.05%
General Mills Inc	56,909	2,493	Gates Industrial Corp PLC (a)	266,670	4,013
J Sainsbury PLC	1,587,507	6,308	Media - 1.19%
Loblaw Cos Ltd	31,200	1,560	Altice USA Inc	2,100,000	34,251
Uni-President Enterprises Corp	1,468,000	3,558	Charter Communications Inc (a)	90,785	29,085
		$13,919	Cogeco Communications Inc	357,700	17,539
Forest Products & Paper - 0.04%			Comcast Corp - Class A	89,835	3,426
Mondi PLC	58,091	1,368	Twenty-First Century Fox Inc - A Shares	269,100	12,250
UPM-Kymmene OYJ	56,638	1,821	Viacom Inc - B Shares	121,475	3,885
		$3,189			$100,436
Gas - 0.75%			Mining - 0.32%
Atmos Energy Corp	34,105	3,174	Alumina Ltd	1,333,877	2,421
National Grid PLC ADR	245,000	13,107	BHP Billiton PLC	215,182	4,292
NiSource Inc (b)	938,902	23,811	Real Alloy Holding Inc (a),(d),(e)	362	13,339
South Jersey Industries Inc	324,811	9,595	Rio Tinto PLC	109,046	5,294
Southwest Gas Holdings Inc	171,437	13,247	South32 Ltd	553,577	1,428
		$62,934			$26,774
Healthcare - Products - 0.04%			Miscellaneous Manufacturers - 0.07%
Carl Zeiss Meditec AG	19,743	1,617	Crane Co	66,622	5,799
STERIS PLC	13,922	1,522	Oil & Gas - 1.58%
		$3,139	Aker BP ASA	70,796	2,322
Healthcare - Services - 0.18%			BP PLC	1,047,250	7,565
Anthem Inc	9,594	2,644	BP PLC ADR	250,000	10,843
Encompass Health Corp	74,668	5,025	Chaparral Energy Inc - A Shares (a)	252,908	3,834
Laboratory Corp of America Holdings (a)	13,199	2,119	Chaparral Energy Inc - A Shares (a),(c),(e)	1,934	29
Quest Diagnostics Inc	54,442	5,124	Chaparral Energy Inc - B Shares (a)	53,185	878
		$14,912	Chevron Corp	244,292	27,275
Holding Companies - Diversified - 0.04%			CNOOC Ltd	798,000	1,359
Seven Group Holdings Ltd	235,075	2,970	ConocoPhillips	59,974	4,192
Home Builders - 0.09%			Cosmo Energy Holdings Co Ltd	128,000	4,708
DR Horton Inc	20,706	745	EOG Resources Inc	90,000	9,481
Persimmon PLC	130,841	3,829	Exxon Mobil Corp (b)	49,364	3,933
PulteGroup Inc	55,628	1,367	Frontera Energy Corp (a)	71,984	938
Toll Brothers Inc	40,938	1,378	Helmerich & Payne Inc	30,176	1,880
		$7,319	Husky Energy Inc	85,600	1,210
			Marathon Oil Corp	164,000	3,114
Home Furnishings - 0.00%			Marathon Petroleum Corp	21,560	1,519
Targus Group International Inc (a),(c),(d),(e)	75,880	68	Milagro Oil & Gas Inc (a),(c),(d),(e)	1,874	189
Insurance - 0.51%			Murphy Oil Corp	64,780	2,064
Allianz SE	15,364	3,201	Parsley Energy Inc (a)	54,883	1,285
Allstate Corp/The	42,515	4,070	Pioneer Natural Resources Co	60,000	8,836
American Financial Group Inc/OH	93,118	9,315	PTT PCL	1,374,600	2,074
ASR Nederland NV	58,719	2,666	Royal Dutch Shell PLC ADR(b)	220,000	13,902

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			REITs (continued)
Royal Dutch Shell PLC - A Shares	70,000	$2,230	Brandywine Realty Trust	415,591	$5,843
Royal Dutch Shell PLC - B Shares	239,479	7,810	CapitaLand Commercial Trust	2,129,900	2,661
TORC Oil & Gas Ltd	389,400	1,600	CapitaLand Retail China Trust	1,797,600	1,780
TOTAL SA	60,866	3,571	Champion REIT	2,609,000	1,756
Valero Energy Corp	21,043	1,917	City Office REIT Inc	892,669	9,837
Whitecap Resources Inc	284,840	1,394	CoreSite Realty Corp	57,500	5,397
WildHorse Resource Development Corp (a)	69,624	1,477	Covivio	59,428	5,963
		$133,429	Cromwell Property Group	8,022,749	5,856
Packaging & Containers - 0.11%			Crown Castle International Corp (b)	161,401	17,551
DS Smith PLC	472,982	2,373	CubeSmart (b)	501,074	14,521
Metsa Board OYJ	303,234	2,652	CyrusOne Inc	100,000	5,323
WestRock Co	96,984	4,168	Daiwa Office Investment Corp	408	2,492
		$9,193	Dexus	664,097	4,798
Pharmaceuticals - 0.36%			Dream Global Real Estate Investment Trust	409,400	4,173
Johnson & Johnson	55,025	7,703	Dream Industrial Real Estate Investment Trust	1,260,100	9,361
Merck & Co Inc	109,007	8,024	EPR Properties (b)	142,859	9,820
Pfizer Inc	190,505	8,203	Equinix Inc	70,748	26,795
Roche Holding AG	9,736	2,369	Equity LifeStyle Properties Inc	13,206	1,250
Teva Pharmaceutical Industries Ltd ADR	82,256	1,643	Essex Property Trust Inc (b)	33,468	8,393
Towa Pharmaceutical Co Ltd	33,700	2,591	Far East Hospitality Trust	5,916,700	2,543
		$30,533	Frasers Logistics & Industrial Trust	2,712,245	1,997
Pipelines - 0.69%			Gecina SA	27,446	4,025
Enterprise Products Partners LP (b)	413,300	11,085	Goodman Group	943,497	6,934
ONEOK Inc	153,020	10,038	Healthcare Trust of America Inc	313,691	8,238
Targa Resources Corp	306,753	15,850	Highwoods Properties Inc	139,679	5,956
Williams Cos Inc/The	860,370	20,933	Hudson Pacific Properties Inc	116,845	3,540
		$57,906	ICADE	30,695	2,601
			Independence Realty Trust Inc	1,703,310	16,880
Private Equity - 0.08%			Industrial & Infrastructure Fund Investment Corp	2,152	2,160
Brookfield Asset Management Inc	42,300	1,726	Industrial Logistics Properties Trust	594,739	12,840
Intermediate Capital Group PLC	409,210	4,970	InfraREIT Inc	374,763	7,877
		$6,696	Inmobiliaria Colonial Socimi SA	462,392	4,643
Real Estate - 1.70%			InterRent Real Estate Investment Trust	137,552	1,319
ADO Properties SA (f)	78,546	4,633	Invincible Investment Corp (a)	7,677	3,180
APAC Realty Ltd	2,850,600	928	Invitation Homes Inc (b)	657,383	14,384
Aroundtown SA	968,732	8,027	Irish Residential Properties REIT PLC	1,216,541	1,961
Atrium European Real Estate Ltd (a)	899,371	3,749	Japan Hotel REIT Investment Corp	18,099	12,876
CA Immobilien Anlagen AG	150,660	4,903	Japan Rental Housing Investments Inc	2,156	1,692
Castellum AB	232,206	4,003	Kenedix Residential Next Investment Corp	587	895
Charter Hall Group	352,554	1,725	Kenedix Retail REIT Corp (a)	1,818	3,866
CK Asset Holdings Ltd	574,000	3,735	Kilroy Realty Corp	65,721	4,527
Deutsche Wohnen SE	235,522	10,773	Klepierre SA	182,976	6,201
Echo Investment SA	1,206,907	1,260	Liberty Property Trust (b)	185,735	7,777
Entra ASA (f)	197,728	2,676	Link REIT	648,000	5,759
Essential Properties Realty Trust Inc	1,406,174	19,124	LondonMetric Property PLC	2,573,445	5,926
Fabege AB	190,370	2,431	Macerich Co/The	89,601	4,625
Grand City Properties SA	49,353	1,193	Macquarie Mexico Real Estate Management SA	4,006,500	3,935
LEG Immobilien AG	90,116	9,850	de CV (a)
Leopalace21 Corp	1,547,800	6,447	Mapletree Logistics Trust	6,698,300	5,854
Mitsubishi Estate Co Ltd	667,000	10,660	MCUBS MidCity Investment Corp	20,031	15,332
Mitsui Fudosan Co Ltd	676,900	15,245	Merlin Properties Socimi SA	837,437	10,493
New World Development Co Ltd	5,987,000	7,616	New Residential Investment Corp	528,962	9,458
Nexity SA	72,387	3,462	NewRiver REIT PLC	1,591,657	5,133
Propertylink Group	10,365,389	8,590	Park Hotels & Resorts Inc	323,638	9,408
Propnex Ltd (a)	1,941,800	728	Pebblebrook Hotel Trust	179,016	6,035
Times China Holdings Ltd	2,068,000	1,812	Physicians Realty Trust	608,588	10,090
TLG Immobilien AG	152,616	3,875	PLA Administradora Industrial S de RL de CV	2,201,505	2,695
Vonovia SE	89,679	4,098	Primary Health Properties PLC	902,716	1,260
Wihlborgs Fastigheter AB	182,945	2,064	Prologis Inc (b)	284,130	18,318
		$143,607	Segro PLC	756,882	5,934
REITs - 6.66%			Sekisui House Reit Inc	5,046	3,158
AIMS AMP Capital Industrial REIT	1,472,550	1,424	Simon Property Group Inc (b)	70,090	12,863
Alexandria Real Estate Equities Inc	67,660	8,270	SITE Centers Corp	174,005	2,163
Altarea SCA	13,301	2,918	Spirit MTA REIT	126,145	1,351
Apartment Investment & Management Co	158,088	6,804	Spirit Realty Capital Inc	1,278,448	9,998
Arena REIT	1,239,626	1,903	STAG Industrial Inc	203,849	5,394
AvalonBay Communities Inc	93,212	16,347	STORE Capital Corp	129,676	3,764
Blackstone Mortgage Trust Inc	192,674	6,501	Sun Communities Inc (b)	88,227	8,864
			Sunstone Hotel Investors Inc	163,267	2,362

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		CONVERTIBLE PREFERRED STOCKS
REITs (continued)			- 0.06%	Shares Held Value (000's)
Tanger Factory Outlet Centers Inc	539,114	$12,001	Banks - 0.06%
Taubman Centers Inc	60,304	3,317	Wells Fargo & Co 7.50% (i)	4,146	$5,274
Two Harbors Investment Corp (b)	560,415	8,233	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,274
UNITE Group PLC/The	269,606	2,935	PREFERRED STOCKS - 0.74%	Shares Held Value (000's)
Uniti Group Inc (b)	768,635	14,712	Banks - 0.26%
Vicinity Centres	5,135,683	9,634	AgriBank FCB 6.88%, 01/01/2024 (i)	33,000	3,539
Weyerhaeuser Co	282,051	7,511	3 Month USD LIBOR + 4.23%
WPT Industrial Real Estate Investment Trust	475,460	6,072	Citigroup Inc 6.88%, 11/15/2023 (i)	80,995	2,214
		$561,236	3 Month USD LIBOR + 4.13%
Retail - 0.28%			Fifth Third Bancorp 6.63%, 12/31/2023 (i)	100,000	2,737
Advance Auto Parts Inc	6,927	1,107	3 Month USD LIBOR + 3.71%
American Eagle Outfitters Inc	213,221	4,917	Goldman Sachs Group Inc/The 5.50%,	32,200	813
Best Buy Co Inc	20,872	1,464	05/10/2023 (i)
Darden Restaurants Inc	13,749	1,465	3 Month USD LIBOR + 3.64%
Kohl's Corp	14,715	1,114	Huntington Bancshares Inc/OH 6.25%,	70,000	1,796
Macy's Inc	25,037	859	04/15/2021 (i)
Nordstrom Inc	19,480	1,281	KeyCorp 6.13%, 12/15/2026 (i)	40,000	1,052
Ruth's Hospitality Group Inc	103,639	2,801	3 Month USD LIBOR + 3.89%
Tapestry Inc	23,181	981	Morgan Stanley 5.85%, 04/15/2027 (i)	60,000	1,512
Target Corp	29,074	2,431	3 Month USD LIBOR + 3.49%
Tiffany & Co	9,244	1,029	PNC Financial Services Group Inc/The 6.13%,	50,000	1,317
Wal-Mart de Mexico SAB de CV	1,459,000	3,731	05/01/2022 (i)
		$23,180	3 Month USD LIBOR + 4.07%
Savings & Loans - 0.03%			State Street Corp 5.90%, 03/15/2024 (i)	65,000	1,693
Berkshire Hills Bancorp Inc	85,480	2,852	3 Month USD LIBOR + 3.11%
Semiconductors - 0.11%			Valley National Bancorp 6.25%, 06/30/2025 (i)	120,000	3,064
Chipbond Technology Corp	1,024,000	1,886	3 Month USD LIBOR + 3.85%
Intel Corp	53,589	2,512	Wells Fargo & Co 5.63%, 06/15/2022 (i)	80,727	2,006
Microchip Technology Inc	29,607	1,948			$21,743
Novatek Microelectronics Corp	569,000	2,517	Diversified Financial Services - 0.02%
		$8,863	Charles Schwab Corp/The 6.00%, 12/01/2020 (i)	59,400	1,528
Software - 0.18%			Electric - 0.09%
Aspect Software Inc (a),(c),(d),(e)	514,301	—	Alabama Power Co 5.00%, 10/01/2022 (i)	75,000	1,873
InterXion Holding NV (a)	94,889	5,586	Dominion Energy Inc 5.25%, 07/30/2076	76,941	1,774
Microsoft Corp (b)	61,486	6,567	DTE Energy Co 5.25%, 12/01/2077	35,000	801
Synopsys Inc (a)	31,247	2,798	Entergy Louisiana LLC 4.70%, 06/01/2063	99,900	2,116
		$14,951	Entergy New Orleans LLC 5.00%, 12/01/2052	20,000	454
Storage & Warehousing - 0.06%			SCE Trust V 5.45%, 03/15/2026 (i)	2,609	64
Safestore Holdings PLC	700,420	4,783	3 Month USD LIBOR + 3.79%
Telecommunications - 0.53%			Southern Co/The 5.25%, 12/01/2077	31,100	716
AT&T Inc	67,341	2,066			$7,798
Cisco Systems Inc	147,673	6,756	Food - 0.01%
Motorola Solutions Inc	50,541	6,194	Dairy Farmers of America Inc 7.88%,	10,000	1,150
Nippon Telegraph & Telephone Corp	92,300	3,806	12/01/2025 (f),(i)
NTT DOCOMO Inc	86,200	2,138	Insurance - 0.09%
Telenor ASA	93,873	1,721	Allstate Corp/The 6.63%, 04/15/2019 (i)	100,000	2,534
TELUS Corp	45,200	1,547	Arch Capital Group Ltd 5.25%, 09/29/2021 (i)	30,800	684
T-Mobile US Inc (a)	105,000	7,198	Hartford Financial Services Group Inc/The	100,000	2,749
Verizon Communications Inc	46,685	2,665	7.88%, 04/15/2042
Zayo Group Holdings Inc (a)	350,000	10,458	3 Month USD LIBOR + 5.60%
		$44,549	Reinsurance Group of America Inc 6.20%,	20,000	526
Transportation - 0.09%			09/15/2042
Norfolk Southern Corp (b)	19,173	3,218	3 Month USD LIBOR + 4.37%
Sankyu Inc	96,500	4,548	XLIT Ltd 5.56%, 12/03/2018 (i)	1,200	1,203
		$7,766	3 Month USD LIBOR + 3.12%
Water - 0.06%					$7,696
Pennon Group PLC	518,196	4,937	REITs - 0.13%
TOTAL COMMON STOCKS		$1,933,494	Digital Realty Trust Inc 7.38%, 03/26/2019 (i)	8,320	212
INVESTMENT COMPANIES - 3.54%	Shares Held Value (000's)		Equity Residential 8.29%, 12/10/2026 (i)	20,702	1,335
Exchange Traded Funds - 0.03%			Kimco Realty Corp 5.25%, 12/20/2022 (i)	63,000	1,313
iShares iBoxx $ Investment Grade Corporate	17,500	1,964	Prologis Inc 8.54%, 11/13/2026 (i)	92,034	5,614
Bond ETF			Public Storage 5.05%, 08/09/2022 (i)	2,000	46
			Public Storage 5.88%, 12/02/2019 (i)	57,851	1,467
Money Market Funds - 3.51%			Public Storage 6.00%, 06/04/2019 (i)	18,393	469
Principal Government Money Market Fund	296,133,528	296,134	SITE Centers Corp 6.38%, 06/05/2022 (i)	15,702	370
2.05%(g),(h)					$10,826
TOTAL INVESTMENT COMPANIES		$298,098

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

PREFERRED STOCKS (continued)			Shares Held Value (000’s)				Principal
Sovereign - 0.07%						BONDS (continued)	Amount (000’s) Value (000’s)
CoBank ACB 6.20%, 01/01/2025 (i)				7,000	$738	Automobile Parts & Equipment - 0.06%
3 Month USD LIBOR + 3.74%						Adient Global Holdings Ltd
CoBank ACB 6.25%, 10/01/2022 (i)				51,000	5,253	3.50%, 08/15/2024	EUR	200	$198
3 Month USD LIBOR + 4.56%						American Axle & Manufacturing Inc
					$5,991	6.25%, 04/01/2025		$2,195	2,072
Telecommunications - 0.07%						Cie Generale des Etablissements Michelin SCA
Centaur Funding Corp 9.08%, 04/21/2020 (f)				2,071	2,226	1.75%, 09/03/2030	EUR	1,500	1,693
Telephone & Data Systems Inc	6.88	%,		10,496	262	IHO Verwaltungs GmbH
11/15/2059						3.25%, PIK 4.00%, 09/15/2023(k),(l)		400	454
Telephone & Data Systems Inc	7.00	%,		90,412	2,283	LKQ European Holdings BV
03/15/2060						3.63%, 04/01/2026		600	669
Verizon Communications Inc 5.90%, 02/15/2054				37,592	957				$5,086
					$5,728	Banks- 3.47%
TOTAL PREFERRED STOCKS					$62,460	Australia & New Zealand Banking Group Ltd/
			Principal			United Kingdom
BONDS- 65.39%			Amount (000's) Value (000's)			6.75%, 12/31/2049(f),(i),(j)		$4,000	4,105
Advertising - 0.04%						USD Swap Rate NY 5 Year + 5.17%
Lamar Media Corp						Banco Bilbao Vizcaya Argentaria SA
5.38%, 01/15/2024				$3,000	$3,004	6.13%, 12/31/2049(i),(j)		1,000	861
Aerospace & Defense - 0.33%						USD Swap Semi-Annual 5 Year + 3.87%
Bombardier Inc						Banco do Brasil SA/Cayman
7.50%, 03/15/2025(f)				3,765	3,764	9.00%, 12/31/2049(f),(i),(j)		2,218	2,296
Leonardo SpA						US Treasury Yield Curve Rate T Note
4.88%, 03/24/2025			EUR	500	633	Constant Maturity 10 Year + 6.36%
TransDigm Inc						Banco Mercantil del Norte SA/Grand Cayman
6.00%, 07/15/2022				$4,975	5,000	7.63%, 12/31/2049(f),(i),(j)		6,805	6,652
6.38%, 06/15/2026				4,450	4,361	US Treasury Yield Curve Rate T Note
6.50%, 07/15/2024				8,875	8,971	Constant Maturity 10 Year + 5.35%
Triumph Group Inc						Bank of America Corp
7.75%, 08/15/2025				3,365	3,163	4.13%, 01/22/2024		1,700	1,710
United Technologies Corp						6.30%, 12/31/2049(i),(j)		3,000	3,161
3.10%, 06/01/2022				1,800	1,765	3 Month USD LIBOR + 4.55%
					$27,657	Bank of Montreal
Agriculture - 0.19%						1.61%, 10/28/2021	CAD	2,500	1,823
Adecoagro SA						Bank of New York Mellon Corp/The
6.00%, 09/21/2027(f)				9,786	8,563	4.95%, 12/31/2049(i),(j)		$2,000	2,012
Altria Group Inc						3 Month USD LIBOR + 3.42%
3.88%, 09/16/2046				1,000	827	Barclays PLC
JBS Investments II GmbH						3.65%, 03/16/2025		2,000	1,860
7.00%, 01/15/2026(f)				2,755	2,721	7.75%, 12/31/2049(i),(j)		3,200	3,193
Philip Morris International Inc						USD Swap Semi-Annual 5 Year + 4.84%
6.38%, 05/16/2038				1,500	1,732	7.88%, 12/31/2049(i),(j)		10,300	10,609
Reynolds American Inc						USD Swap Semi-Annual 5 Year + 6.77%
4.00%, 06/12/2022				1,850	1,854	BNP Paribas SA
					$15,697	7.37%, 12/31/2049(f),(i),(j)		3,000	3,082
						USD Swap Semi-Annual 5 Year + 5.15%
Airlines - 0.14%						7.63%, 12/31/2049(f),(i),(j)		5,000	5,194
Gol Finance Inc						USD Swap Semi-Annual 5 Year + 6.31%
7.00%, 01/31/2025(f)				13,382	11,725	Capital One NA
Apparel - 0.01%						2.25%, 09/13/2021		850	815
Levi Strauss & Co						CIT Group Inc
3.38%, 03/15/2027			EUR	200	229	5.80%, 12/31/2049(i),(j)		2,285	2,247
PVH Corp						3 Month USD LIBOR + 3.97%
3.13%, 12/15/2027				500	553	6.13%, 03/09/2028		295	305
					$782	Citibank NA
Automobile Manufacturers - 0.10%						2.13%, 10/20/2020		1,750	1,709
Daimler AG						Citigroup Capital III
1.40%, 01/12/2024				1,200	1,386	7.63%, 12/01/2036		8,600	10,765
Fiat Chrysler Finance Europe SA						Citigroup Inc
4.75%, 07/15/2022				900	1,128	4.65%, 07/23/2048		200	193
General Motors Financial Co Inc						6.25%, 12/31/2049(i),(j)		500	511
5.75%, 12/31/2049(i),(j)				$1,000	900	3 Month USD LIBOR + 4.52%
3 Month USD LIBOR + 3.60%						Credit Agricole SA
Navistar International Corp						7.88%, 12/31/2049(f),(i),(j)		6,000	6,202
6.63%, 11/01/2025(f)				4,131	4,214	USD Swap Semi-Annual 5 Year + 4.90%
Peugeot SA						Credit Suisse AG/New York NY
2.00%, 03/23/2024			EUR	400	460	3.63%, 09/09/2024		1,900	1,861
					$8,088

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

		Principal				Principal
	BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
	Banks (continued)				Banks (continued)
	Credit Suisse Group AG				Provident Funding Associates LP / PFG Finance
	6.25%, 12/31/2049(f),(i),(j)		$3,000	$2,919	Corp
	USD Swap Semi-Annual 5 Year + 3.46%				6.38%, 06/15/2025(f)		$7,285	$7,176
	7.25%, 12/31/2049(f),(i),(j)		2,000	1,977	QNB Finansbank AS
	USD Swap Semi-Annual 5 Year + 4.33%				4.88%, 05/19/2022(f)		9,600	8,866
	7.50%, 12/31/2049(f),(i),(j)		3,300	3,436	Royal Bank of Scotland Group PLC
	USD Swap Semi-Annual 5 Year + 4.60%				7.50%, 12/31/2049(i),(j)		5,000	5,082
	7.50%, 12/31/2049(i),(j)		5,000	5,206	USD Swap Semi-Annual 5 Year + 5.80%
	USD Swap Semi-Annual 5 Year + 4.60%				8.00%, 12/31/2049(i),(j)		300	310
	Danske Bank A/S				USD Swap Semi-Annual 5 Year + 5.72%
	6.13%, 12/31/2049(i),(j)		7,000	6,256	8.62%, 12/29/2049(i),(j)		7,000	7,359
	USD Swap Semi-Annual 7 Year + 3.90%				USD Swap Semi-Annual 5 Year + 7.60%
	Development Bank of Kazakhstan JSC				Santander UK Group Holdings PLC
	8.95%, 05/04/2023(f)	KZT 1,078,750		2,499	3.82%, 11/03/2028(j)		2,000	1,801
	DNB Bank ASA				3 Month USD LIBOR + 1.40%
	6.50%, 12/31/2049(i),(j)		$6,000	5,992	Skandinaviska Enskilda Banken AB
	USD Swap Semi-Annual 5 Year + 5.08%				5.63%, 12/31/2049(i),(j)		10,200	9,859
	Dresdner Funding Trust I				USD Swap Semi-Annual 5 Year + 3.49%
	8.15%, 06/30/2031(f)		4,500	5,580	Societe Generale SA
	Goldman Sachs Group Inc/The				7.38%, 12/31/2049(f),(i),(j)		6,000	6,082
	4.22%, 05/01/2029(j)		1,750	1,697	USD Swap Semi-Annual 5 Year + 6.24%
	3 Month USD LIBOR + 1.30%				8.00%, 12/31/2049(f),(i),(j)		7,000	7,105
	HSBC Capital Funding Dollar 1 LP				USD Swap Rate NY 5 Year + 5.87%
	10.18%, 12/29/2049(i),(j)		2,800	4,116	Standard Chartered PLC
	3 Month USD LIBOR + 4.98%				7.01%, 07/29/2049(f),(i),(j)		750	776
	10.18%, 12/29/2049(f),(i),(j)		4,000	5,880	3 Month USD LIBOR + 1.46%
	3 Month USD LIBOR + 4.98%				7.75%, 12/31/2049(f),(i),(j)		10,000	10,100
	HSBC Holdings PLC				USD Swap Semi-Annual 5 Year + 5.72%
	4.38%, 11/23/2026		1,900	1,842	State Savings Bank of Ukraine Via SSB #1 PLC
	6.87%, 12/31/2049(i),(j)		4,000	4,145	9.62%, 03/20/2025(k)		21,147	20,991
	USD Swap Rate NY 5 Year + 5.51%				Swedbank AB
	ING Groep NV				6.00%, 12/31/2049(i),(j)		10,000	9,775
	6.50%, 12/31/2049(i),(j)		10,000	9,480	USD Swap Semi-Annual 5 Year + 4.11%
	USD Swap Semi-Annual 5 Year + 4.45%				Turkiye Is Bankasi AS
	Itau Unibanco Holding SA/Cayman Island				6.13%, 04/25/2024(f)		5,800	4,800
	6.13%, 12/31/2049(f),(i),(j)		4,060	3,903	Turkiye Vakiflar Bankasi TAO
	US Treasury Yield Curve Rate T Note				5.75%, 01/30/2023(f)		6,190	5,333
	Constant Maturity 5 Year + 3.98%				UBS Group Funding Switzerland AG
	JPMorgan Chase & Co				6.88%, 12/31/2049(i),(j)		3,000	2,963
	4.50%, 01/24/2022		1,850	1,901	USD Swap Semi-Annual 5 Year + 4.59%
	4.62%, 12/31/2049(i),(j)		1,510	1,398	7.00%, 12/31/2049(i),(j)		8,850	9,215
	3 Month USD LIBOR + 2.58%				USD Swap Semi-Annual 5 Year + 4.87%
	6.75%, 12/31/2049(i),(j)		10,000	10,665	UniCredit SpA
	3 Month USD LIBOR + 3.78%				8.00%, 12/31/2049(i),(j)		1,000	898
	KeyCorp Capital III				USD Swap Semi-Annual 5 Year + 5.18%
	7.75%, 07/15/2029		795	962	Wells Fargo & Co
	Lloyds Bank PLC				5.87%, 12/31/2049(i),(j)		2,100	2,163
	12.00%, 12/29/2049(i),(j)		5,000	6,002	3 Month USD LIBOR + 3.99%
	3 Month USD LIBOR + 11.76%				Wells Fargo Bank NA
	12.00%, 12/29/2049(f),(i),(j)		3,000	3,601	6.60%, 01/15/2038		1,500	1,822
	3 Month USD LIBOR + 11.76%							$292,378
	Lloyds Banking Group PLC				Beverages - 0.06%
	0.63%, 01/15/2024(j)	EUR	1,000	1,096	Anheuser-Busch InBev SA/NV
	EUR Swap Annual (VS 6 Month) 1 Year				1.50%, 04/18/2030	EUR	400	431
+	0.47%				Anheuser-Busch InBev Worldwide Inc
	2.25%, 10/16/2024	GBP	200	248	3.50%, 01/12/2024		$1,400	1,364
	7.50%, 12/31/2049(i),(j)		$2,000	2,017	Cott Corp
	USD Swap Semi-Annual 5 Year + 4.76%				5.50%, 07/01/2024	EUR	700	838
	M&T Bank Corp				Molson Coors Brewing Co
	6.45%, 12/31/2049(i),(j)		535	564	2.10%, 07/15/2021		$1,900	1,819
	3 Month USD LIBOR + 3.61%				Sunshine Mid BV
	Morgan Stanley				6.50%, 05/15/2026	EUR	400	436
	2.63%, 03/09/2027	GBP	850	1,072				$4,888
	PNC Financial Services Group Inc/The				Biotechnology - 0.02%
	6.75%, 07/29/2049(i),(j)		$3,000	3,169	Gilead Sciences Inc
	3 Month USD LIBOR + 3.68%				3.65%, 03/01/2026		$1,900	1,840
	Popular Inc
	6.13%, 09/14/2023		1,100	1,113

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Building Materials - 0.03%				Coal (continued)
HeidelbergCement AG				Foresight Energy LLC / Foresight Energy Finance
2.25%, 03/30/2023	EUR	1,000	$1,182	Corp
James Hardie International Finance DAC				11.50%, 04/01/2023(f)	$31,600	$28,045
3.63%, 10/01/2026(f)		200	226			$36,510
JELD-WEN Inc				Commercial Mortgage Backed Securities - 14.52%
4.63%, 12/15/2025(f)		$360	323	Banc of America Merrill Lynch Commercial
Standard Industries Inc/NJ				Mortgage Inc
4.75%, 01/15/2028(f)		1,015	907	5.50%, 11/10/2042(k)	2,577	2,586
			$2,638	BANK 2017-BNK4
Chemicals - 1.04%				0.82%, 05/15/2050(k),(m)	13,843	837
Alpha 2 BV				BANK 2017-BNK5
8.75%, PIK 0.00%, 06/01/2023(f),(k),(l)		895	893	1.18%, 06/15/2060(f),(k),(m)	36,903	2,997
Aruba Investments Inc				3.08%, 06/15/2060(f),(k)	5,000	4,079
8.75%, 02/15/2023(f)		3,370	3,437	4.26%, 06/15/2060(f),(k)	8,356	5,465
Axalta Coating Systems Dutch Holding B BV				BANK 2017-BNK6
3.75%, 01/15/2025	EUR	400	446	3.10%, 07/15/2060(f)	2,500	2,007
Braskem America Finance Co				BANK 2017-BNK9
7.13%, 07/22/2041(f)		$3,770	4,189	1.42%, 11/15/2054(f),(k),(m)	15,200	1,586
Braskem Netherlands Finance BV				2.80%, 11/15/2054(f)	10,000	7,741
4.50%, 01/10/2028(f)		5,620	5,221	BANK 2018-BNK10
CF Industries Inc				1.75%, 02/15/2061(f),(k),(m)	31,334	4,124
5.15%, 03/15/2034		2,290	2,084	BANK 2018-BNK12
Consolidated Energy Finance SA				1.42%, 05/15/2061(f),(k),(m)	18,728	2,110
6.88%, 06/15/2025(f)		5,020	5,114	3.00%, 05/15/2061(f)	6,000	4,766
Cornerstone Chemical Co				BANK 2018-BNK13
6.75%, 08/15/2024(f)		10,632	10,326	1.53%, 08/15/2061(f),(k),(m)	41,485	4,824
CTC BondCo GmbH				3.00%, 08/15/2061(f)	7,000	5,443
5.25%, 12/15/2025	EUR	350	393	4.22%, 08/15/2061	8,500	8,590
Hexion Inc				4.68%, 08/15/2061	6,000	6,100
6.63%, 04/15/2020		$38,270	33,869	BANK 2018-BNK14
10.00%, 04/15/2020		1,900	1,777	1.60%, 09/15/2060(f),(k),(m)	11,466	1,462
INEOS Group Holdings SA				3.00%, 09/15/2060(f)	8,000	6,518
5.38%, 08/01/2024	EUR	600	696	BENCHMARK 2018-B1 Mortgage Trust
Israel Chemicals Ltd				1.12%, 01/15/2051(k),(m)	12,667	1,119
6.38%, 05/31/2038(f)		$3,695	3,666	1.37%, 01/15/2051(f),(k),(m)	30,260	3,180
Kraton Polymers LLC / Kraton Polymers Capital				2.75%, 01/15/2051(f)	6,500	5,106
Corp				3.67%, 01/15/2051(k)	10,000	9,753
5.25%, 05/15/2026	EUR	300	328	BENCHMARK 2018-B3 Mortgage Trust
Kronos International Inc				1.50%, 04/10/2051(f),(k),(m)	5,520	605
3.75%, 09/15/2025		200	208	3.06%, 04/10/2051(f)	3,000	2,514
NOVA Chemicals Corp				Benchmark 2018-B5 Mortgage Trust
5.25%, 06/01/2027(f)		$1,375	1,241	0.50%, 07/15/2051(k),(m)	97,523	3,610
OCI NV				3.11%, 07/15/2051(f),(k)	4,500	3,773
5.00%, 04/15/2023	EUR	400	476	4.21%, 07/15/2051	20,000	20,228
PSPC Escrow Corp				4.57%, 07/15/2051	5,000	5,086
6.00%, 02/01/2023		850	998	BENCHMARK 2018-B6 Mortgage Trust
SABIC Capital II BV				1.50%, 10/10/2051(f),(k),(m)	37,790	4,449
4.50%, 10/10/2028(f)		$3,300	3,233	3.27%, 10/10/2051(f),(k)	3,750	2,933
SASOL Financing USA LLC				3.27%, 10/10/2051(f),(k)	10,000	8,336
6.50%, 09/27/2028		7,385	7,474	CD 2006-CD2 Mortgage Trust
Solvay Finance SA				5.50%, 01/15/2046(k)	2,512	2,102
5.87%, 12/31/2049(i),(j)	EUR	400	510	CD 2017-CD5 Mortgage Trust
EUR Swap Annual (VS 6 Month) 5 Year				3.35%, 08/15/2050(f)	7,000	5,788
+ 5.22%				CD 2018-CD7 Mortgage Trust
Starfruit Finco BV / Starfruit US Holdco LLC				1.75%, 08/15/2051(f),(k),(m)	20,444	2,714
6.50%, 10/01/2026(f)		200	221	3.26%, 08/15/2051(f),(k)	10,000	8,304
8.00%, 10/01/2026(f)		$1,185	1,149	4.28%, 08/15/2051	20,000	20,310
			$87,949	5.01%, 08/15/2051(k)	5,182	5,237
Coal - 0.43%				CFCRE Commercial Mortgage Trust 2016-C6
Alliance Resource Operating Partners LP /				1.19%, 11/10/2049(k),(m)	44,706	3,209
Alliance Resource Finance Corp				4.22%, 11/10/2049(k)	4,000	3,848
7.50%, 05/01/2025(f)		2,085	2,163	CGMS Commercial Mortgage Trust 2017-B1
Eterna Capital Pte Ltd				3.00%, 08/15/2050(f)	7,435	5,770
7.50%, PIK 6.00%, 12/11/2022(k),(l)		4,206	4,166	Citigroup Commercial Mortgage Trust 2007-C6
8.00%, PIK 8.00%, 12/11/2022(k),(l)		2,287	2,136	5.59%, 12/10/2049(k)	4,886	3,289
				Citigroup Commercial Mortgage Trust 2012-GC8
				4.87%, 09/10/2045(f),(k)	1,875	1,594

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust			CSAIL 2018-CX12 Commercial Mortgage Trust
2013-GC15			1.50%, 08/15/2051(f),(k),(m)	$8,985 $	1,043
4.25%, 09/10/2046(f),(k)	$16,492 $	12,407	3.43%, 08/15/2051(f),(k)	3,500	2,978
5.22%, 09/10/2046(f),(k)	7,700	7,683	4.22%, 08/15/2051	10,000	10,057
Citigroup Commercial Mortgage Trust			DBGS 2018-BIOD Mortgage Trust
2014-GC19			1.75%, 10/15/2051(f),(k),(m)	9,496	1,272
5.06%, 03/10/2047(f),(k)	3,425	3,429	3.04%, 10/15/2051(f),(k)	1,750	1,407
Citigroup Commercial Mortgage Trust			3.04%, 10/15/2051(f),(k)	1,750	1,313
2015-GC27			4.47%, 10/15/2051	5,500	5,654
4.43%, 02/10/2048(k)	10,000	9,709	DBJPM 17-C6 Mortgage Trust
Citigroup Commercial Mortgage Trust 2016-C1			1.04%, 06/10/2050(k),(m)	99,548	6,275
1.91%, 05/10/2049(k),(m)	37,016	4,025	3.24%, 06/10/2050(f),(k)	15,000	12,434
Citigroup Commercial Mortgage Trust			DBUBS 2011-LC1 Mortgage Trust
2016-GC37			0.31%, 11/10/2046(f),(k),(m)	142,384	876
1.79%, 04/10/2049(k),(m)	15,100	1,510	DBUBS 2011-LC2 Mortgage Trust
Citigroup Commercial Mortgage Trust 2018-B2			1.07%, 07/10/2044(f),(k),(m)	9,633	207
1.50%, 03/10/2051(f),(k),(m)	13,247	1,432	Freddie Mac Multifamily Structured Pass
3.17%, 03/10/2051(f),(k)	2,500	1,928	Through Certificates
COMM 2012-CCRE1 Mortgage Trust			1.28%, 08/25/2020(k),(m)	23,762	428
2.46%, 05/15/2045(f)	13,993	10,508	1.44%, 05/25/2040(k),(m)	35,000	555
5.32%, 05/15/2045(f),(k)	8,889	8,869	1.46%, 04/25/2041(k),(m)	86,714	1,850
COMM 2012-CCRE4 Mortgage Trust			1.48%, 01/25/2043(k),(m)	79,054	6,254
4.57%, 10/15/2045(f),(k)	5,000	2,502	1.62%, 11/25/2042(k),(m)	83,688	3,650
COMM 2012-CCRE5 Mortgage Trust			1.65%, 11/25/2040(k),(m)	16,936	975
4.32%, 12/10/2045(f),(k)	3,475	3,379	1.66%, 06/25/2041(k),(m)	20,000	1,290
4.32%, 12/10/2045(f),(k)	7,500	7,057	1.66%, 10/25/2041(k),(m)	43,000	2,997
Comm 2013-CCRE13 Mortgage Trust			1.66%, 06/25/2042(k),(m)	13,000	110
4.74%, 11/10/2046(f),(k)	6,421	5,798	1.88%, 11/25/2039(k),(m)	48,831	30
4.74%, 11/10/2046(f),(k)	5,660	4,593	1.97%, 11/25/2044(k),(m)	16,293	1,630
COMM 2013-CCRE6 Mortgage Trust			2.02%, 02/25/2041(k),(m)	33,968	1,489
1.07%, 03/10/2046(k),(m)	57,645	1,704	2.04%, 02/25/2045(k),(m)	27,900	2,968
4.09%, 03/10/2046(f),(k)	13,215	12,636	2.09%, 05/25/2025(k),(m)	43,706	4,955
4.09%, 03/10/2046(f),(k)	10,500	8,668	2.11%, 08/25/2042(k),(m)	98,038	10,815
COMM 2013-CCRE7 Mortgage Trust			2.17%, 05/25/2046(k),(m)	75,770	9,254
4.39%, 03/10/2046(f),(k)	7,500	5,492	2.20%, 12/25/2039(k),(m)	25,654	1,627
COMM 2013-LC6 Mortgage Trust			2.21%, 06/25/2046(k),(m)	17,800	2,907
4.26%, 01/10/2046(f),(k)	5,205	5,032	2.25%, 01/25/2041(k),(m)	15,544	726
COMM 2014-CCRE15 Mortgage Trust			2.26%, 07/25/2046(k),(m)	17,686	2,948
4.23%, 02/10/2047(f),(k)	5,414	4,432	2.27%, 08/25/2045(k),(m)	37,838	6,357
COMM 2014-CCRE17 Mortgage Trust			2.31%, 09/25/2046(k),(m)	14,690	2,499
0.33%, 05/10/2047(f),(k),(m)	44,717	663	3.61%, 06/25/2041(k),(m)	4,400	372
4.80%, 05/10/2047(f),(k)	12,469	11,754	4.62%, 11/25/2044(k),(m)	1,800	154
COMM 2014-LC17 Mortgage Trust			GS Mortgage Securities Corp II
3.11%, 10/10/2047(f)	4,383	2,820	1.41%, 07/10/2051(f),(k),(m)	8,017	919
Comm 2014-UBS2 Mortgage Trust			3.00%, 07/10/2051(f)	5,000	4,116
5.02%, 03/10/2047(f),(k)	13,690	12,082	4.16%, 07/10/2051(k)	5,500	5,530
COMM 2014-UBS3 Mortgage Trust			GS Mortgage Securities Trust 2010-C2
4.81%, 06/10/2047(f),(k)	21,861	20,012	5.18%, 12/10/2043(f),(k)	5,000	5,044
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2011-GC5
3.50%, 09/10/2047(f)	6,500	5,419	5.39%, 08/10/2044(f),(k)	3,660	3,054
COMM 2015-LC19 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ7
4.26%, 02/10/2048(f),(k)	8,000	6,578	5.70%, 05/10/2045(f),(k)	7,429	7,081
COMM 2015-LC23 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ9
3.65%, 10/10/2048(f),(k)	6,000	5,518	4.75%, 11/10/2045(f),(k)	5,000	4,887
COMM 2016-COR1 Mortgage Trust			4.75%, 11/10/2045(f),(k)	8,500	7,580
1.47%, 10/10/2049(k),(m)	45,306	3,668	GS Mortgage Securities Trust 2013-GC16
4.39%, 10/10/2049(k)	5,000	4,843	3.50%, 11/10/2046(f)	2,500	1,800
COMM 2017-COR2 Mortgage Trust			5.30%, 11/10/2046(f),(k)	3,544	3,408
1.18%, 09/10/2050(k),(m)	43,310	3,511	GS Mortgage Securities Trust 2013-GCJ14
COMM 2018-COR3 Mortgage Trust			4.76%, 08/10/2046(f),(k)	10,460	9,830
1.75%, 05/10/2051(f),(k),(m)	15,800	2,048	4.76%, 08/10/2046(f),(k)	7,742	6,284
2.96%, 05/10/2051(f)	8,500	6,606	4.76%, 08/10/2046(f),(k)	2,500	2,046
4.23%, 05/10/2051	10,750	10,814	GS Mortgage Securities Trust 2014-GC26
4.56%, 05/10/2051(k)	4,875	4,749	1.20%, 11/10/2047(f),(k),(m)	29,811	1,852
Credit Suisse Commercial Mortgage Trust Series			4.51%, 11/10/2047(f),(k)	2,570	2,221
2007-C1			GS Mortgage Securities Trust 2017-GS7
5.46%, 02/15/2040(k)	28,193	13,422	1.14%, 08/10/2050(k),(m)	29,010	2,162

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2018-GS9			JPMBB Commercial Mortgage Securities Trust
1.36%, 03/10/2051(f),(k),(m)	$8,353	$845	2015-C30
3.99%, 03/10/2051(k)	7,500	7,456	0.61%, 07/15/2048(k),(m)	$79,973	$2,193
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities Trust
Securities Trust 2005-CIBC12			2015-C31
4.99%, 09/12/2037(k)	30	30	0.50%, 08/15/2048(f),(k),(m)	42,377	1,148
JP Morgan Chase Commercial Mortgage			JPMCC Commercial Mortgage Securities Trust
Securities Trust 2006-CIBC17			2017-JP6
5.49%, 12/12/2043(k)	11,201	9,254	1.32%, 07/15/2050(k),(m)	23,811	1,596
JP Morgan Chase Commercial Mortgage			JPMCC Commercial Mortgage Securities Trust
Securities Trust 2006-LDP9			2017-JP7
5.34%, 05/15/2047	1,000	1,001	4.41%, 09/15/2050(f),(k)	14,484	13,601
JP Morgan Chase Commercial Mortgage			LB Commercial Mortgage Trust 2007-C3
Securities Trust 2007-CIBC19			6.09%, 07/15/2044(k)	884	897
5.82%, 02/12/2049(k)	27,694	20,269	6.09%, 07/15/2044(k)	12,738	11,428
JP Morgan Chase Commercial Mortgage			LB-UBS Commercial Mortgage Trust 2005-C3
Securities Trust 2011-C5			4.95%, 07/15/2040(k)	4	4
4.00%, 08/15/2046(f),(k)	6,000	5,612	LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 08/15/2046(f),(k)	4,844	4,814	5.41%, 11/15/2038	12,474	9,486
JP Morgan Chase Commercial Mortgage			LB-UBS Commercial Mortgage Trust 2007-C6
Securities Trust 2012-C6			6.29%, 07/15/2040(k)	13,250	13,391
2.97%, 05/15/2045(f),(k)	7,500	5,376	6.29%, 07/15/2040(k)	8,841	8,841
JP Morgan Chase Commercial Mortgage			ML-CFC Commercial Mortgage Trust 2007-5
Securities Trust 2012-C8			5.45%, 08/12/2048(k)	4,546	3,455
2.75%, 10/15/2045(f),(k)	8,553	6,589	ML-CFC Commercial Mortgage Trust 2007-9
JP Morgan Chase Commercial Mortgage			6.09%, 09/12/2049(k)	20,696	15,815
Securities Trust 2013-C16			Morgan Stanley Bank of America Merrill Lynch
3.74%, 12/15/2046(f),(k)	10,000	8,299	Trust 2012-C5
5.01%, 12/15/2046(f),(k)	5,000	4,935	4.69%, 08/15/2045(f),(k)	6,787	6,689
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill Lynch
Securities Trust 2013-LC11			Trust 2013-C8
1.27%, 04/15/2046(k),(m)	52,788	2,457	4.06%, 12/15/2048(f),(k)	18,500	16,857
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Bank of America Merrill Lynch
2013-C12			Trust 2014-C14
4.10%, 07/15/2045(k)	7,286	6,645	4.82%, 02/15/2047(k)	6,750	6,839
JPMBB Commercial Mortgage Securities Trust			4.82%, 02/15/2047(f),(k)	10,331	9,159
2013-C15			Morgan Stanley Bank of America Merrill Lynch
3.50%, 11/15/2045(f)	9,191	6,878	Trust 2014-C15
5.10%, 11/15/2045(f),(k)	23,750	23,884	4.90%, 04/15/2047(f),(k)	8,786	8,560
JPMBB Commercial Mortgage Securities Trust			4.90%, 04/15/2047(f),(k)	4,000	3,553
2014-C18			Morgan Stanley Bank of America Merrill Lynch
0.93%, 02/15/2047(k),(m)	51,418	1,813	Trust 2014-C16
4.81%, 02/15/2047(f),(k)	7,850	7,020	4.25%, 06/15/2047(f),(k)	17,104	12,966
JPMBB Commercial Mortgage Securities Trust			4.75%, 06/15/2047(f),(k)	10,598	9,451
2014-C19			Morgan Stanley Bank of America Merrill Lynch
4.66%, 04/15/2047(f),(k)	1,359	1,208	Trust 2014-C18
4.66%, 04/15/2047(k)	15,096	15,015	4.49%, 10/15/2047(k)	4,408	4,311
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Bank of America Merrill Lynch
2014-C21			Trust 2015-C20
1.02%, 08/15/2047(k),(m)	42,143	1,904	1.35%, 02/15/2048(k),(m)	50,809	2,979
JPMBB Commercial Mortgage Securities Trust			1.39%, 02/15/2048(f),(k),(m)	41,500	3,024
2014-C23			Morgan Stanley Bank of America Merrill Lynch
0.78%, 09/15/2047(k),(m)	251,830	6,838	Trust 2015-C21
JPMBB Commercial Mortgage Securities Trust			0.94%, 03/15/2048(k),(m)	33,225	1,458
2014-C24			Morgan Stanley Bank of America Merrill Lynch
3.89%, 11/15/2047(f),(k)	20,500	17,606	Trust 2015-C26
JPMBB Commercial Mortgage Securities Trust			3.06%, 10/15/2048(f)	2,185	1,850
2014-C26			Morgan Stanley Bank of America Merrill Lynch
4.42%, 01/15/2048(k)	5,000	4,889	Trust 2016-C29
JPMBB Commercial Mortgage Securities Trust			1.63%, 05/15/2049(k),(m)	42,465	3,694
2015-C28			Morgan Stanley Bank of America Merrill Lynch
0.50%, 10/15/2048(f),(k),(m)	54,005	1,409	Trust 2016-C31
1.15%, 10/15/2048(k),(m)	60,637	2,619	1.32%, 11/15/2049(f),(k),(m)	21,213	1,854
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Capital I Trust 2011-C3
2015-C29			0.78%, 07/15/2049(f),(k),(m)	23,048	329
3.68%, 05/15/2048(k)	4,650	3,833	Morgan Stanley Capital I Trust 2018-H3
			1.85%, 07/15/2051(f),(k),(m)	7,682	1,099
			3.00%, 07/15/2051(f)	1,536	1,272

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2018-L1				Wells Fargo Commercial Mortgage Trust
3.00%, 10/15/2051(f)		$5,000	$4,060	2018-C43
SG Commercial Mortgage Securities Trust				1.63%, 03/15/2051(f),(k),(m)		$6,614	$801
2016-	C5			Wells Fargo Commercial Mortgage Trust
0.91%, 10/10/2048(k),(m)		17,960	1,113	2018-C44
UBS Commercial Mortgage Trust 2012-C1				1.84%, 05/15/2051(f),(k),(m)		8,022	1,101
5.00%, 05/10/2045(f),(k)		8,000	7,044	3.00%, 05/15/2051(f)		5,000	3,976
UBS Commercial Mortgage Trust 2018-C12				4.21%, 05/15/2051		7,500	7,560
4.30%, 08/15/2051		6,000	6,077	Wells Fargo Commercial Mortgage Trust
4.79%, 08/15/2051(k)		5,000	5,105	2018-C45
UBS-Barclays Commercial Mortgage Trust				1.88%, 06/15/2051(f),(k),(m)		2,647	374
2012-	C2			3.00%, 06/15/2051(f)		1,250	1,009
1.33%, 05/10/2063(f),(k),(m)		26,417	1,034	Wells Fargo Commercial Mortgage Trust
UBS-Barclays Commercial Mortgage Trust				2018-C46
2012-	C3			5.15%, 08/15/2051		5,000	4,959
5.00%, 08/10/2049(f),(k)		20,994	17,512	Wells Fargo Commercial Mortgage Trust
5.03%, 08/10/2049(f),(k)		25,827	24,862	2018-C47
UBS-Barclays Commercial Mortgage Trust				2.10%, 09/15/2061(f),(k),(m)		14,133	2,176
2012-	C4			3.00%, 09/15/2061(f)		6,000	4,762
4.48%, 12/10/2045(f),(k)		12,000	11,102	5.10%, 09/15/2061(k)		4,500	4,512
4.48%, 12/10/2045(f),(k)		17,981	14,240	WFRBS Commercial Mortgage Trust 2011-C5
UBS-Barclays Commercial Mortgage Trust				0.12%, 11/15/2044(f),(k),(m)		121,416	469
2013-	C5			WFRBS Commercial Mortgage Trust 2013-C11
4.08%, 03/10/2046(f),(k)		9,150	8,292	4.27%, 03/15/2045(f),(k)		10,000	8,831
4.08%, 03/10/2046(f),(k)		5,759	4,841	WFRBS Commercial Mortgage Trust 2014-C20
Wachovia Bank Commercial Mortgage Trust				3.99%, 05/15/2047(f)		10,000	8,115
Series 2006-C26				WFRBS Commercial Mortgage Trust 2014-C22
6.08%, 06/15/2045(k)		6,679	5,282	3.90%, 09/15/2057(f),(k)		10,000	7,950
Wells Fargo Commercial Mortgage Trust 2010-C1				WFRBS Commercial Mortgage Trust 2014-C24
0.57%, 11/15/2043(f),(k),(m)		13,501	143	3.69%, 11/15/2047(f)		11,047	8,049
Wells Fargo Commercial Mortgage Trust							$1,223,393
2014-LC18				Commercial Services - 0.91%
1.09%, 12/15/2047(k),(m)		80,491	3,875	Ahern Rentals Inc
3.96%, 12/15/2047(f),(k)		13,500	11,869	7.38%, 05/15/2023(f)		3,195	2,955
Wells Fargo Commercial Mortgage Trust				Atento Luxco 1 SA
2015-C28				6.13%, 08/10/2022(f)		4,450	4,361
4.13%, 05/15/2048(k)		10,000	8,636	Avis Budget Finance Plc
Wells Fargo Commercial Mortgage Trust				4.75%, 01/30/2026(f)	EUR	400	440
2015-NXS1				DP World Ltd
2.88%, 05/15/2048(f),(k)		7,116	4,860	5.63%, 09/25/2048(f)		$4,415	4,170
4.10%, 05/15/2048(k)		3,580	3,318	Garda World Security Corp
Wells Fargo Commercial Mortgage Trust				8.75%, 05/15/2025(f)		2,655	2,496
2015-NXS3				Iron Mountain UK PLC
1.15%, 09/15/2057(k),(m)		26,376	1,226	3.88%, 11/15/2025	GBP	600	723
3.15%, 09/15/2057(f)		5,000	3,912	Jaguar Holding Co II / Pharmaceutical Product
Wells Fargo Commercial Mortgage Trust				Development LLC
2016-C34				6.38%, 08/01/2023(f)		$4,500	4,499
2.16%, 06/15/2049(k),(m)		35,659	3,782	La Financiere Atalian SASU
Wells Fargo Commercial Mortgage Trust				4.00%, 05/15/2024	EUR	200	202
2016-C35				Loxam SAS
1.98%, 07/15/2048(k),(m)		39,016	4,327	6.00%, 04/15/2025		500	598
Wells Fargo Commercial Mortgage Trust				Midas Intermediate Holdco II LLC / Midas
2016-C36				Intermediate Holdco II Finance Inc
4.19%, 11/15/2059(k)		4,000	3,818	7.88%, 10/01/2022(f)		$8,168	7,208
Wells Fargo Commercial Mortgage Trust				Nielsen Finance LLC / Nielsen Finance Co
2016-NXS5				5.00%, 04/15/2022(f)		3,975	3,871
4.88%, 01/15/2059(k)		4,254	4,086	Refinitiv US Holdings Inc
Wells Fargo Commercial Mortgage Trust				4.50%, 05/15/2026(f)	EUR	400	453
2017-C38				6.25%, 05/15/2026(f)		$14,350	14,278
1.08%, 07/15/2050(k),(m)		97,572	6,662	8.25%, 11/15/2026(f)		680	661
Wells Fargo Commercial Mortgage Trust				ServiceMaster Co LLC/The
2017-C40				5.13%, 11/15/2024(f)		11,225	10,804
4.33%, 10/15/2050(k)		10,000	9,559	Team Health Holdings Inc
Wells Fargo Commercial Mortgage Trust				6.38%, 02/01/2025(f)		17,520	15,111
2017-C42				TMS International Corp
1.57%, 12/15/2050(f),(k),(m)		20,343	2,253	7.25%, 08/15/2025(f)		2,620	2,607

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)				Diversified Financial Services (continued)
United Rentals North America Inc				Oxford Finance LLC / Oxford Finance Co-Issuer
5.88%, 09/15/2026		$1,555	$1,524	II Inc
			$76,961	6.38%, 12/15/2022(f)		$6,075	$6,159
Computers - 0.28%				Quicken Loans Inc
Apple Inc				5.75%, 05/01/2025(f)		4,489	4,326
0.35%, 06/10/2020	JPY	130,000	1,158	Springleaf Finance Corp
Dell International LLC / EMC Corp				6.88%, 03/15/2025		3,125	2,992
7.13%, 06/15/2024(f)		$4,425	4,683	7.13%, 03/15/2026		240	227
International Business Machines Corp				Swiss Insured Brazil Power Finance Sarl
5.60%, 11/30/2039		800	899	9.85%, 07/16/2032(f)	BRL	25,030	6,525
West Corp				Vantiv LLC / Vantiv Issuer Corp
8.50%, 10/15/2025(f)		18,800	16,967	3.88%, 11/15/2025	GBP	600	748
			$23,707	4.38%, 11/15/2025(f)		$1,820	1,718
Consumer Products - 0.05%							$96,032
Prestige Brands Inc				Electric - 0.65%
5.38%, 12/15/2021(f)		4,160	4,108	Acwa Power Management And Investments One
Cosmetics & Personal Care - 0.09%				Ltd
High Ridge Brands Co				5.95%, 12/15/2039(f)		6,835	6,458
8.88%, 03/15/2025(f)		15,607	6,867	Brookfield Infrastructure Finance ULC
Procter & Gamble Co/The				3.32%, 02/22/2024	CAD	2,250	1,662
1.13%, 11/02/2023	EUR	1,000	1,164	Clearway Energy Operating LLC
			$8,031	5.75%, 10/15/2025(f)		$580	571
Distribution & Wholesale - 0.32%				Cometa Energia SA de CV
American Builders & Contractors Supply Co Inc				6.38%, 04/24/2035(f)		6,403	6,185
5.88%, 05/15/2026(f)		$875	849	Duke Energy Corp
American Tire Distributors Inc				3.75%, 09/01/2046		400	341
0.00%, 03/01/2022(a),(f)		42,591	7,240	Emera Inc
KAR Auction Services Inc				6.75%, 06/15/2076(j)		4,400	4,576
5.13%, 06/01/2025(f)		6,000	5,640	3 Month USD LIBOR + 5.44%
LKQ Corp				Enel SpA
4.75%, 05/15/2023		12,980	12,526	8.75%, 09/24/2073(f),(j)		2,500	2,700
Rexel SA				USD Swap Semi-Annual 5 Year + 5.88%
3.50%, 06/15/2023	EUR	300	349	FirstEnergy Corp
			$26,604	7.38%, 11/15/2031		1,250	1,579
				Fortis Inc/Canada
Diversified Financial Services - 1.14%				3.06%, 10/04/2026		2,000	1,808
Alliance Data Systems Corp				Minejesa Capital BV
5.38%, 08/01/2022(f)		$7,041	7,067	4.63%, 08/10/2030(f)		6,727	5,920
Ally Financial Inc				Naturgy Finance BV
5.75%, 11/20/2025		3,565	3,645	3.38%, 12/31/2049(i),(j)	EUR	300	336
Avation Capital SA				EUR Swap Annual (VS 6 Month) 9 Year
6.50%, 05/15/2021(f)		855	857	+3.08%
Charles Schwab Corp/The				NRG Energy Inc
7.00%, 02/28/2049(i),(j)		4,198	4,544	7.25%, 05/15/2026		$3,120	3,315
3 Month USD LIBOR + 4.82%				Pampa Energia SA
Credit Acceptance Corp				7.38%, 07/21/2023(f)		5,055	4,669
7.38%, 03/15/2023		2,994	3,091	7.50%, 01/24/2027(f)		11,416	9,989
E*TRADE Financial Corp				Perusahaan Listrik Negara PT
5.30%, 12/31/2049(i),(j)		1,805	1,742	6.25%, 01/25/2049(f)		580	569
3 Month USD LIBOR + 3.16%				RWE AG
Ladder Capital Finance Holdings LLLP / Ladder				3.50%, 04/21/2075(j)	EUR	500	566
Capital Finance Corp				EUR Swap Annual (VS 6 Month) 5 Year
5.25%, 10/01/2025(f)		11,300	10,453	+3.25%
Lincoln Finance Ltd				Southern Co/The
7.38%, 04/15/2021(f)		5,150	5,227	2.95%, 07/01/2023		$2,000	1,910
Lions Gate Capital Holdings LLC				Vistra Energy Corp
5.88%, 11/01/2024(f)		1,315	1,322	8.13%, 01/30/2026(f)		345	373
LoanCore Capital Markets LLC / JLC Finance				Vistra Operations Co LLC
Corp				5.50%, 09/01/2026(f)		890	877
6.88%, 06/01/2020(f)		2,275	2,298				$54,404
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046(j)		2,200	2,210	Electrical Components & Equipment - 0.07%
3 Month USD LIBOR + 3.63%				Belden Inc
Navient Corp				2.88%, 09/15/2025	EUR	500	554
6.13%, 03/25/2024		795	773	Energizer Gamma Acquisition BV
6.75%, 06/15/2026		2,635	2,516	4.63%, 07/15/2026		550	638
NFP Corp				Energizer Gamma Acquisition Inc
6.88%, 07/15/2025(f)		28,445	27,592	6.38%, 07/15/2026(f)		$610	610

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Electrical Components & Equipment (continued)				Food - 0.90%
Energizer Holdings Inc				B&G Foods Inc
5.50%, 06/15/2025(f)		$505	$491	4.63%, 06/01/2021		$5,000	$4,969
WESCO Distribution Inc				Boparan Finance PLC
5.38%, 06/15/2024		3,861	3,735	5.50%, 07/15/2021	GBP	200	224
			$6,028	Casino Guichard Perrachon SA
Electronics - 0.04%				4.50%, 03/07/2024	EUR	500	539
Resideo Funding Inc				ESAL GmbH
6.13%, 11/01/2026(f)		3,350	3,368	6.25%, 02/05/2023(f)		$3,915	3,841
Energy - Alternate Sources - 0.10%				Grupo Bimbo SAB de CV
Rio Energy SA / UGEN SA / UENSA SA				5.95%, 12/31/2049(f),(i),(j)		4,805	4,751
6.88%, 02/01/2025(f)		10,841	8,537	US Treasury Yield Curve Rate T Note
Engineering & Construction - 0.26%				Constant Maturity 5 Year + 3.28%
Aeropuertos Dominicanos Siglo XXI SA				Ingles Markets Inc
6.75%, 03/30/2029(f)		4,135	4,125	5.75%, 06/15/2023		1,830	1,821
frontdoor Inc				JBS USA LUX SA / JBS USA Finance Inc
6.75%, 08/15/2026(f)		6,175	6,298	5.75%, 06/15/2025(f)		150	144
Indo Energy Finance II BV				7.25%, 06/01/2021(f)		1,660	1,679
6.38%, 01/24/2023		2,746	2,624	7.25%, 06/01/2021(f)		655	662
MasTec Inc				KeHE Distributors LLC / KeHE Finance Corp
4.88%, 03/15/2023		1,220	1,189	7.63%, 08/15/2021(f)		4,895	4,699
Mexico City Airport Trust				MARB BondCo PLC
5.50%, 10/31/2046(f)		1,485	1,182	6.88%, 01/19/2025(f)		7,920	7,443
5.50%, 07/31/2047(f)		6,395	5,116	Minerva Luxembourg SA
Tutor Perini Corp				5.88%, 01/19/2028(f)		7,000	6,053
6.88%, 05/01/2025(f)		1,240	1,242	6.50%, 09/20/2026(f)		8,464	7,818
			$21,776	Post Holdings Inc
				5.00%, 08/15/2026(f)		11,655	10,752
Entertainment - 0.79%				5.50%, 03/01/2025(f)		4,400	4,257
AMC Entertainment Holdings Inc				Sigma Holdco BV
5.88%, 11/15/2026		11,595	10,638	5.75%, 05/15/2026	EUR	200	209
6.13%, 05/15/2027		4,080	3,733	7.88%, 05/15/2026(f)		$1,925	1,771
6.38%, 11/15/2024	GBP	300	384	Tesco PLC
Boyne USA Inc				6.13%, 02/24/2022	GBP	900	1,297
7.25%, 05/01/2025(f)		$2,100	2,189	US Foods Inc
Caesars Resort Collection LLC / CRC Finco Inc				5.88%, 06/15/2024(f)		$12,918	12,789
5.25%, 10/15/2025(f)		14,940	13,904				$75,718
CCM Merger Inc
6.00%, 03/15/2022(f)		2,930	2,981	Food Service - 0.01%
Cinemark USA Inc				Aramark International Finance Sarl
4.88%, 06/01/2023		10,575	10,324	3.13%, 04/01/2025	EUR	400	469
Eldorado Resorts Inc				Forest Products & Paper - 0.11%
6.00%, 09/15/2026(f)		635	622	Smurfit Kappa Acquisitions ULC
7.00%, 08/01/2023		430	452	2.75%, 02/01/2025		400	470
Enterprise Development Authority/The				Suzano Austria GmbH
12.00%, 07/15/2024(f)		2,120	2,019	6.00%, 01/15/2029(f)		$3,345	3,408
International Game Technology PLC				7.00%, 03/16/2047(f)		4,295	4,479
4.75%, 02/15/2023	EUR	500	605	WEPA Hygieneprodukte GmbH
6.25%, 02/15/2022(f)		$9,300	9,602	3.75%, 05/15/2024	EUR	550	610
6.25%, 01/15/2027(f)		4,900	4,808				$8,967
6.50%, 02/15/2025(f)		1,415	1,433	Gas - 0.02%
Scientific Games International Inc				NGL Energy Partners LP / NGL Energy Finance
3.38%, 02/15/2026	EUR	500	524	Corp
6.63%, 05/15/2021		$1,525	1,475	7.50%, 11/01/2023		$2,115	2,075
Sisal Group SpA				Hand & Machine Tools - 0.25%
7.00%, 07/31/2023	EUR	300	347	Apex Tool Group LLC / BC Mountain Finance
WMG Acquisition Corp				Inc
4.13%, 11/01/2024		630	742	9.00%, 02/15/2023(f)		22,820	20,937
			$66,782	Healthcare - Products - 0.31%
Environmental Control - 0.19%				Avantor Inc
Covanta Holding Corp				4.75%, 10/01/2024	EUR	200	230
6.00%, 01/01/2027		$3,875	3,739	9.00%, 10/01/2025(f)		$20,700	20,873
GFL Environmental Inc				Boston Scientific Corp
5.38%, 03/01/2023(f)		8,000	7,340	4.00%, 03/01/2028		800	782
5.63%, 05/01/2022(f)		4,000	3,800	DJO Finance LLC / DJO Finance Corp
Waste Pro USA Inc				8.13%, 06/15/2021(f)		1,870	1,883
5.50%, 02/15/2026(f)		875	829	Kinetic Concepts Inc / KCI USA Inc
			$15,708	7.88%, 02/15/2021(f)		835	854

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Products (continued)				Home Builders (continued)
Medtronic Inc				Lennar Corp
3.50%, 03/15/2025		$1,750	$1,713	4.50%, 04/30/2024		$1,790	$1,697
			$26,335	LGI Homes Inc
Healthcare - Services - 3.32%				6.88%, 07/15/2026(f)		1,180	1,121
Acadia Healthcare Co Inc				Taylor Morrison Communities Inc / Taylor
5.63%, 02/15/2023		6,400	6,408	Morrison Holdings II Inc
AHP Health Partners Inc				5.63%, 03/01/2024(f)		1,755	1,707
9.75%, 07/15/2026(f)		1,420	1,445	Williams Scotsman International Inc
Anthem Inc				7.88%, 12/15/2022(f)		1,200	1,233
3.65%, 12/01/2027		1,700	1,589				$8,106
Catalent Pharma Solutions Inc				Insurance - 2.85%
4.75%, 12/15/2024	EUR	200	237	Acrisure LLC / Acrisure Finance Inc
4.88%, 01/15/2026(f)		$1,300	1,219	7.00%, 11/15/2025(f)		19,225	17,158
Centene Corp				AG Insurance SA
5.38%, 06/01/2026(f)		785	797	6.75%, 03/29/2049(i),(j)		3,000	3,028
6.13%, 02/15/2024		1,880	1,965	USD Swap Semi-Annual 6 Year + 5.43%
Charles River Laboratories International Inc				AIG Life Holdings Inc
5.50%, 04/01/2026(f)		3,000	2,992	8.50%, 07/01/2030		5,400	6,588
DaVita Inc				Alliant Holdings Intermediate LLC / Alliant
5.00%, 05/01/2025		4,000	3,780	Holdings Co-Issuer
5.13%, 07/15/2024		14,750	14,086	8.25%, 08/01/2023(f)		44,977	46,490
Eagle Holding Co II LLC				American International Group Inc
7.63%, PIK 8.38%, 05/15/2022(f),(k),(l)		8,500	8,543	8.18%, 05/15/2068(j)		1,500	1,841
Encompass Health Corp				3 Month USD LIBOR + 4.20%
5.13%, 03/15/2023		229	229	Assicurazioni Generali SpA
5.75%, 11/01/2024		13,837	13,802	5.13%, 09/16/2024	EUR	750	1,012
5.75%, 09/15/2025		1,000	990	AssuredPartners Inc
Envision Healthcare Corp				7.00%, 08/15/2025(f)		$45,948	45,202
8.75%, 10/15/2026(f)		30,605	29,687	Berkshire Hathaway Inc
HCA Inc				1.13%, 03/16/2027	EUR	1,500	1,678
4.50%, 02/15/2027		1,935	1,879	Catlin Insurance Co Ltd
5.38%, 09/01/2026		6,420	6,371	5.42%, 07/29/2049(f),(i)		$8,670	8,518
5.50%, 06/15/2047		950	935	3 Month USD LIBOR + 5.95%
5.63%, 09/01/2028		4,925	4,876	Fidelity & Guaranty Life Holdings Inc
5.88%, 05/01/2023		5,925	6,155	5.50%, 05/01/2025(f)		12,425	12,316
5.88%, 02/15/2026		2,750	2,812	Great-West Life & Annuity Insurance Capital LP
MPH Acquisition Holdings LLC				6.63%, 11/15/2034(f)		2,400	2,703
7.13%, 06/01/2024(f)		6,000	6,095	Hartford Financial Services Group Inc/The
One Call Corp				4.44%, 02/12/2067(f)		3,000	2,760
7.50%, 07/01/2024(f)		33,182	32,021	3 Month USD LIBOR + 2.13%
10.00%, 10/01/2024(f)		23,838	19,070	HUB International Ltd
Polaris Intermediate Corp				7.00%, 05/01/2026(f)		32,745	31,959
8.50%, PIK 9.25%, 12/01/2022(f),(k),(l)		41,672	42,714	Legal & General Group PLC
RegionalCare Hospital Partners Holdings Inc				5.25%, 03/21/2047(j)		3,000	2,795
8.25%, 05/01/2023(f)		30,455	32,168	USD Swap Semi-Annual 5 Year + 3.69%
Surgery Center Holdings Inc				Liberty Mutual Group Inc
6.75%, 07/01/2025(f)		21,328	20,048	7.80%, 03/07/2087(f)		9,861	11,291
Synlab Bondco PLC				3 Month USD LIBOR + 3.58%
6.25%, 07/01/2022	EUR	500	584	Liberty Mutual Insurance Co
Tenet Healthcare Corp				7.70%, 10/15/2097(f)		946	1,230
4.63%, 07/15/2024		$4,395	4,236	Lincoln National Corp
5.13%, 05/01/2025		10,500	10,106	4.51%, 04/20/2067		5,584	4,998
WellCare Health Plans Inc				3 Month USD LIBOR + 2.04%
5.25%, 04/01/2025		2,160	2,155	Mapfre SA
			$279,994	1.63%, 05/19/2026	EUR	1,000	1,122
Holding Companies - Diversified - 0.32%				MetLife Inc
CK Hutchison Finance 16 Ltd				9.25%, 04/08/2068(f)		$11,000	14,575
1.25%, 04/06/2023	EUR	1,600	1,838	3 Month USD LIBOR + 5.54%
ProGroup AG				10.75%, 08/01/2069		900	1,373
3.00%, 03/31/2026		450	513	Provident Financing Trust I
Spectrum Brands Holdings Inc				7.41%, 03/15/2038		2,000	2,140
7.75%, 01/15/2022		$9,134	9,351	Prudential Financial Inc
Trident Merger Sub Inc				5.88%, 09/15/2042(j)		1,000	1,041
6.63%, 11/01/2025(f)		16,791	15,700	3 Month USD LIBOR + 4.18%
			$27,402	USIS Merger Sub Inc
Home Builders - 0.10%				6.88%, 05/01/2025(f)		8,085	7,923
Century Communities Inc
5.88%, 07/15/2025		2,595	2,348

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)				Lodging (continued)
Voya Financial Inc				Jack Ohio Finance LLC / Jack Ohio Finance 1
5.65%, 05/15/2053(j)		$6,305	$6,210	Corp
3 Month USD LIBOR + 3.58%				6.75%, 11/15/2021(f)		$1,655	$1,698
6.13%, 12/31/2049(i),(j)		800	795	10.25%, 11/15/2022(f)		15,230	16,582
US Treasury Yield Curve Rate T Note				MGM Resorts International
Constant Maturity 5 Year + 3.36%				5.75%, 06/15/2025		8,225	7,999
XLIT Ltd				Sands China Ltd
4.89%, 12/31/2049(i)		3,230	3,166	5.40%, 08/08/2028(f)		2,195	2,098
3 Month USD LIBOR + 4.92%				Station Casinos LLC
			$239,912	5.00%, 10/01/2025(f)		9,175	8,521
Internet - 0.34%				Wynn Las Vegas LLC / Wynn Las Vegas Capital
Booking Holdings Inc				Corp
3.60%, 06/01/2026		500	478	5.25%, 05/15/2027(f)		1,840	1,665
Netflix Inc							$50,406
3.63%, 05/15/2027	EUR	400	449	Machinery - Construction & Mining - 0.04%
4.38%, 11/15/2026		$1,885	1,732	BlueLine Rental Finance Corp / BlueLine Rental
5.50%, 02/15/2022		6,660	6,792	LLC
Zayo Group LLC / Zayo Capital Inc				9.25%, 03/15/2024(f)		3,030	3,163
5.75%, 01/15/2027(f)		5,500	5,391	Machinery - Diversified - 0.39%
6.00%, 04/01/2023		13,525	13,796	Cloud Crane LLC
			$28,638	10.13%, 08/01/2024(f)		1,220	1,315
Iron & Steel - 1.64%				JPW Industries Holding Corp
AK Steel Corp				9.00%, 10/01/2024(f)		17,080	17,379
6.38%, 10/15/2025		1,170	1,041	Mueller Water Products Inc
7.00%, 03/15/2027		500	443	5.50%, 06/15/2026(f)		1,175	1,163
7.50%, 07/15/2023		845	858	Platin 1426 GmbH
ArcelorMittal				5.38%, 06/15/2023	EUR	400	439
6.25%, 02/25/2022		1,800	1,915	Titan Acquisition Ltd / Titan Co-Borrower LLC
Baffinland Iron Mines Corp / Baffinland Iron				7.75%, 04/15/2026(f)		$15,320	12,754
Mines LP							$33,050
8.75%, 07/15/2026(f)		21,890	22,054	Media - 2.41%
Big River Steel LLC / BRS Finance Corp				Altice Financing SA
7.25%, 09/01/2025(f)		9,340	9,737	6.63%, 02/15/2023(f)		9,940	9,839
Cleveland-Cliffs Inc				Altice Finco SA
4.88%, 01/15/2024(f)		925	883	4.75%, 01/15/2028	EUR	300	281
CSN Resources SA				Altice France SA/France
6.50%, 07/21/2020(f)		2,525	2,455	5.63%, 05/15/2024		700	817
6.50%, 07/21/2020		10,988	10,682	7.38%, 05/01/2026(f)		$7,550	7,227
GTL Trade Finance Inc				8.13%, 02/01/2027(f)		1,350	1,336
7.25%, 04/16/2044(f)		5,680	5,907	Altice Luxembourg SA
Material Sciences Corp				6.25%, 02/15/2025	EUR	600	615
10.59%, 01/09/2024(c),(d),(e)		22,010	22,010	7.63%, 02/15/2025(f)		$8,125	6,927
Metinvest BV				7.75%, 05/15/2022(f)		2,550	2,375
7.75%, 04/23/2023(f)		9,518	9,137	AMC Networks Inc
Samarco Mineracao SA				4.75%, 08/01/2025		2,745	2,552
0.00%, 11/01/2022(a),(f)		2,100	1,565	5.00%, 04/01/2024		9,675	9,254
0.00%, 10/24/2023(a),(f)		2,405	1,852	CCO Holdings LLC / CCO Holdings Capital Corp
Specialty Steel				5.13%, 05/01/2023(f)		6,450	6,418
12.52%, 11/15/2022(d),(e)		41,564	41,564	5.50%, 05/01/2026(f)		2,905	2,832
thyssenkrupp AG				5.88%, 04/01/2024(f)		12,975	13,089
1.38%, 03/03/2022	EUR	700	786	Charter Communications Operating LLC / Charter
Vale Overseas Ltd				Communications Operating Capital
6.88%, 11/10/2039		$4,785	5,366	4.46%, 07/23/2022		1,850	1,872
			$138,255	CSC Holdings LLC
Leisure Products & Services - 0.03%				5.25%, 06/01/2024		9,910	9,551
Constellation Merger Sub Inc				5.38%, 02/01/2028(f)		4,676	4,407
8.50%, 09/15/2025(f)		1,140	1,096	DISH DBS Corp
Silversea Cruise Finance Ltd				5.88%, 11/15/2024		3,665	3,115
7.25%, 02/01/2025(f)		1,680	1,810	7.75%, 07/01/2026		3,010	2,694
			$2,906	Meredith Corp
Lodging - 0.60%				6.88%, 02/01/2026(f)		2,785	2,785
Boyd Gaming Corp				Midcontinent Communications / Midcontinent
6.00%, 08/15/2026		8,200	7,923	Finance Corp
6.88%, 05/15/2023		950	987	6.88%, 08/15/2023(f)		1,700	1,772
Hilton Domestic Operating Co Inc				Quebecor Media Inc
5.13%, 05/01/2026(f)		3,000	2,933	5.75%, 01/15/2023		16,800	16,842

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)				Mining (continued)
Radiate Holdco LLC / Radiate Finance Inc				Northwest Acquisitions ULC / Dominion Finco
6.63%, 02/15/2025(f)		$760	$711	Inc
6.88%, 02/15/2023(f)		470	451	7.13%, 11/01/2022(f)		$10,190	$10,260
Sinclair Television Group Inc				Nyrstar Netherlands Holdings BV
5.38%, 04/01/2021		3,000	2,996	6.88%, 03/15/2024	EUR	200	136
Sirius XM Radio Inc				Real Alloy Holding Inc
4.63%, 05/15/2023(f)		2,875	2,796	0.00%, 01/15/2019(a),(d),(e),(f)		$9,569	—
6.00%, 07/15/2024(f)		8,050	8,230	12.33%, 11/30/2023(c),(d),(e)		20,356	20,356
Sky PLC				Taseko Mines Ltd
2.50%, 09/15/2026	EUR	1,000	1,215	8.75%, 06/15/2022(f)		2,150	2,118
SportsNet New York				Teck Resources Ltd
10.25%, 01/15/2025(c),(d),(e)		$20,090	21,094	6.25%, 07/15/2041		1,065	1,062
Telenet Finance VI Luxembourg SCA				Vale Canada Ltd
4.88%, 07/15/2027	EUR	630	769	7.20%, 09/15/2032		2,505	2,740
Townsquare Media Inc				Vedanta Resources PLC
6.50%, 04/01/2023(f)		$9,252	8,512	6.13%, 08/09/2024(f)		11,196	9,879
Tribune Media Co				7.13%, 05/31/2023(f)		99	93
5.88%, 07/15/2022		5,000	5,062				$69,067
Unitymedia Hessen GmbH & Co KG /				Miscellaneous Manufacturers - 0.00%
Unitymedia NRW GmbH				Colfax Corp
6.25%, 01/15/2029	EUR	630	803	3.25%, 05/15/2025	EUR	200	227
UPC Holding BV				Mortgage Backed Securities - 0.77%
3.88%, 06/15/2029		500	543	Fannie Mae Connecticut Avenue Securities
Urban One Inc				3.73%, 01/25/2029		$1,951	1,963
9.25%, 02/15/2020(f)		$13,980	13,543	1.00 x 1 Month USD LIBOR + 1.45%
Virgin Media Finance PLC				4.43%, 10/25/2030		3,000	2,994
5.75%, 01/15/2025(f)		8,100	7,806	1.00 x 1 Month USD LIBOR + 2.15%
6.00%, 10/15/2024(f)		5,275	5,158	4.53%, 07/25/2030		5,000	5,043
6.38%, 10/15/2024	GBP	600	792	1.00 x 1 Month USD LIBOR + 2.25%
Virgin Media Secured Finance PLC				Fannie Mae REMICS
5.00%, 04/15/2027		400	503	3.77%, 07/25/2042(m)		18,542	3,027
5.50%, 01/15/2025(f)		$1,500	1,461	(1.00) x 1 Month USD LIBOR + 6.05%
Ziggo Bond Co BV				3.77%, 03/25/2047(m)		6,756	1,165
4.63%, 01/15/2025	EUR	750	832	(1.00) x 1 Month USD LIBOR + 6.05%
5.88%, 01/15/2025(f)		$3,180	2,910	Freddie Mac Structured Agency Credit Risk Debt
6.00%, 01/15/2027(f)		4,400	3,916	Notes
7.13%, 05/15/2024	EUR	300	361	4.78%, 03/25/2030		3,500	3,628
Ziggo BV				1.00 x 1 Month USD LIBOR + 2.50%
5.50%, 01/15/2027(f)		$6,625	6,078	4.93%, 03/25/2028		1,420	1,442
			$203,142	1.00 x 1 Month USD LIBOR + 2.65%
Metal Fabrication & Hardware - 0.40%				5.13%, 04/25/2028		2,875	2,967
Novelis Corp				1.00 x 1 Month USD LIBOR + 2.85%
6.25%, 08/15/2024(f)		3,800	3,762	Ginnie Mae
Optimas OE Solutions Holding LLC / Optimas				2.79%, 09/16/2043(m)		423	33
OE Solutions Inc				(1.00) x 1 Month USD LIBOR + 5.05%
8.63%, 06/01/2021(f)		29,884	28,988	3.50%, 06/20/2041(m)		20,323	3,029
Park-Ohio Industries Inc				3.50%, 05/20/2046(m)		8,998	1,583
6.63%, 04/15/2027		885	878	3.82%, 06/20/2046(m)		13,341	2,214
			$33,628	(1.00) x 1 Month USD LIBOR + 6.10%
Mining - 0.82%				3.82%, 09/20/2046(m)		17,122	3,183
Century Aluminum Co				(1.00) x 1 Month USD LIBOR + 6.10%
7.50%, 06/01/2021(f)		4,772	4,772	3.82%, 01/20/2047(m)		16,010	2,523
Constellium NV				(1.00) x 1 Month USD LIBOR + 6.10%
5.88%, 02/15/2026(f)		2,890	2,695	3.87%, 08/20/2044(m)		15,402	2,649
First Quantum Minerals Ltd				(1.00) x 1 Month USD LIBOR + 6.15%
6.88%, 03/01/2026(f)		4,615	3,992	3.92%, 11/20/2045(m)		12,723	1,937
7.25%, 05/15/2022(f)		646	617	(1.00) x 1 Month USD LIBOR + 6.20%
7.50%, 04/01/2025(f)		1,610	1,437	3.92%, 07/20/2047(m)		18,051	3,176
FMG Resources August 2006 Pty Ltd				(1.00) x 1 Month USD LIBOR + 6.20%
5.13%, 03/15/2023(f)		970	936	3.92%, 08/20/2047(m)		14,273	2,723
Freeport-McMoRan Inc				(1.00) x 1 Month USD LIBOR + 6.20%
5.45%, 03/15/2043		4,618	3,914	3.92%, 08/20/2047(m)		18,713	3,432
Glencore Finance Europe Ltd				(1.00) x 1 Month USD LIBOR + 6.20%
1.88%, 09/13/2023	EUR	1,000	1,135	3.92%, 09/20/2047(m)		9,275	1,547
Hudbay Minerals Inc				(1.00) x 1 Month USD LIBOR + 6.20%
7.63%, 01/15/2025(f)		$955	960	3.92%, 11/20/2047(m)		6,598	1,152
IAMGOLD Corp				(1.00) x 1 Month USD LIBOR + 6.20%
7.00%, 04/15/2025(f)		1,982	1,965

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Odebrecht Drilling Norbe VIII/IX Ltd
3.97%, 06/20/2044(m)	$18,092	$2,134	6.35%, 12/01/2021		$3,476	$3,415
(1.00) x 1 Month USD LIBOR + 6.25%			PDC Energy Inc
3.97%, 10/20/2045(m)	15,089	2,332	5.75%, 05/15/2026		825	757
(1.00) x 1 Month USD LIBOR + 6.25%			Pertamina Persero PT
4.00%, 03/20/2045(m)	7,811	1,363	6.00%, 05/03/2042		4,273	4,052
4.00%, 04/20/2045(m)	13,378	3,087	6.00%, 05/03/2042(f)		3,875	3,675
4.47%, 11/20/2045(m)	11,220	1,946	6.50%, 11/07/2048(e),(f),(n)		7,425	7,281
(1.00) x 1 Month USD LIBOR + 6.75%			Petroamazonas EP
4.50%, 04/20/2045(m)	12,090	2,699	4.63%, 02/16/2020(f)		6,876	6,687
		$64,971	4.63%, 11/06/2020(f)		7,250	6,831
Oil & Gas - 4.14%			Petrobras Global Finance BV
Anadarko Petroleum Corp			5.30%, 01/27/2025		2,580	2,461
6.60%, 03/15/2046	400	442	5.75%, 02/01/2029		6,025	5,560
Ascent Resources Utica Holdings LLC / ARU			Petroleos de Venezuela SA
Finance Corp			0.00%, 11/17/2021(a)		17,250	3,621
7.00%, 11/01/2026(f)	25	24	0.00%, 05/16/2024(a)		40,030	6,865
10.00%, 04/01/2022(f)	1,953	2,151	0.00%, 11/15/2026(a)		8,540	1,473
Callon Petroleum Co			0.00%, 11/15/2026(a)		9,609	1,658
6.13%, 10/01/2024	6,876	6,704	0.00%, 05/17/2035(a)		536	114
Chesapeake Energy Corp			0.00%, 04/12/2037(a)		8,185	1,473
7.00%, 10/01/2024	2,735	2,677	8.50%, 10/27/2020		1,028	958
8.00%, 01/15/2025	1,160	1,174	Petroleos Mexicanos
Chevron Corp			4.50%, 01/23/2026		8,950	7,945
1.96%, 03/03/2020	100	99	5.35%, 02/12/2028(f)		15,345	13,671
CrownRock LP / CrownRock Finance Inc			5.63%, 01/23/2046		5,635	4,366
5.63%, 10/15/2025(f)	1,255	1,194	6.35%, 02/12/2048(f)		10,810	8,970
Empresa Nacional del Petroleo			6.38%, 01/23/2045		1,547	1,288
5.25%, 11/06/2029(d),(f),(n)	6,015	5,987	6.50%, 03/13/2027		28,261	27,357
Energy Ventures Gom LLC / EnVen Finance Corp			6.50%, 01/23/2029(f)		5,050	4,833
11.00%, 02/15/2023(f)	9,640	10,676	6.75%, 09/21/2047		3,310	2,841
EP Energy LLC / Everest Acquisition Finance Inc			7.19%, 09/12/2024	MXN	420,000	17,372
7.75%, 05/15/2026(f)	430	430	7.47%, 11/12/2026		300,000	11,892
8.00%, 11/29/2024(f)	1,490	1,438	9.50%, 09/15/2027		$1,204	1,483
Extraction Oil & Gas Inc			Repsol International Finance BV
5.63%, 02/01/2026(f)	6,725	5,683	4.50%, 03/25/2075(j)	EUR	300	361
7.38%, 05/15/2024(f)	2,445	2,292	EUR Swap Annual (VS 6 Month) 10 Year
Frontera Energy Corp			+ 4.20%
9.70%, 06/25/2023(f)	3,475	3,677	Resolute Energy Corp
Geopark Ltd			8.50%, 05/01/2020		$4,150	4,140
6.50%, 09/21/2024(f)	5,493	5,466	Sanchez Energy Corp
Gran Tierra Energy International Holdings Ltd			7.25%, 02/15/2023(f)		500	458
6.25%, 02/15/2025(f)	3,666	3,501	SandRidge Energy Inc
Gulfport Energy Corp			0.00%, 03/15/2021(a),(d),(e)		3,450	—
6.00%, 10/15/2024	9,216	8,617	SEPLAT Petroleum Development Co Plc
6.38%, 05/15/2025	5,375	5,107	9.25%, 04/01/2023(f)		4,595	4,653
Hess Infrastructure Partners LP / Hess			Southwestern Energy Co
Infrastructure Partners Finance Corp			7.75%, 10/01/2027		2,130	2,157
5.63%, 02/15/2026(f)	7,885	7,905	SRC Energy Inc
HollyFrontier Corp			6.25%, 12/01/2025		2,975	2,770
5.88%, 04/01/2026	1,500	1,567	Sunoco LP / Sunoco Finance Corp
Jagged Peak Energy LLC			4.88%, 01/15/2023(f)		5,020	4,838
5.88%, 05/01/2026(f)	11,230	10,949	5.50%, 02/15/2026(f)		7,145	6,805
KazMunayGas National Co JSC			Tullow Oil PLC
6.38%, 10/24/2048(f)	6,855	6,955	7.00%, 03/01/2025(f)		4,700	4,606
Matador Resources Co			Ultra Resources Inc
5.88%, 09/15/2026(f)	10,442	10,207	6.88%, 04/15/2022(f)		1,255	722
Medco Platinum Road Pte Ltd			Unit Corp
6.75%, 01/30/2025(f)	3,690	3,366	6.63%, 05/15/2021		1,065	1,057
MEG Energy Corp			WildHorse Resource Development Corp
6.50%, 01/15/2025(f)	965	999	6.88%, 02/01/2025		11,625	11,567
7.00%, 03/31/2024(f)	16,797	16,503	YPF SA
Nostrum Oil & Gas Finance BV			8.50%, 03/23/2021(f)		4,280	4,321
7.00%, 02/16/2025(f)	4,421	3,559	8.75%, 04/04/2024(f)		8,950	8,816
Oasis Petroleum Inc						$348,628
6.25%, 05/01/2026(f)	670	658
6.88%, 01/15/2023	2,430	2,451

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas Services - 0.15%				Pharmaceuticals (continued)
Archrock Partners LP / Archrock Partners Finance				Mylan NV
Corp				3.95%, 06/15/2026		$1,900	$1,743
6.00%, 10/01/2022		$1,085	$1,074	Nidda BondCo GmbH
Calfrac Holdings LP				5.00%, 09/30/2025	EUR	300	328
8.50%, 06/15/2026(f)		1,185	1,067	Nidda Healthcare Holding GmbH
Oil and Gas Holding Co BSCC/The				3.50%, 09/30/2024		400	446
7.63%, 11/07/2024(e),(f),(n)		4,720	4,720	NVA Holdings Inc/United States
8.38%, 11/07/2028(e),(f),(n)		3,500	3,500	6.88%, 04/01/2026(f)		$22,470	22,189
USA Compression Partners LP / USA				Sanofi
Compression Finance Corp				1.38%, 03/21/2030	EUR	1,600	1,820
6.88%, 04/01/2026(f)		1,180	1,192				$35,071
Weatherford International Ltd				Pipelines - 0.22%
9.88%, 02/15/2024		1,630	1,271	AI Candelaria Spain SLU
			$12,824	7.50%, 12/15/2028(f)		$4,345	4,275
Packaging & Containers - 0.74%				Antero Midstream Partners LP / Antero
ARD Securities Finance SARL				Midstream Finance Corp
8.75%, PIK 8.75%, 01/31/2023(f),(k),(l)		382	366	5.38%, 09/15/2024		240	234
Ardagh Packaging Finance PLC / Ardagh				Energy Transfer Operating LP
Holdings USA Inc				4.95%, 06/15/2028		1,000	988
4.63%, 05/15/2023(f)		5,000	4,863	Holly Energy Partners LP / Holly Energy Finance
4.75%, 07/15/2027	GBP	600	728	Corp
6.00%, 02/15/2025(f)		$1,915	1,795	6.00%, 08/01/2024(f)		5,825	5,839
6.75%, 05/15/2024	EUR	500	600	NuStar Logistics LP
Ball Corp				5.63%, 04/28/2027		1,082	1,035
4.38%, 12/15/2023		800	1,010	Summit Midstream Holdings LLC / Summit
BWAY Holding Co				Midstream Finance Corp
5.50%, 04/15/2024(f)		$95	91	5.75%, 04/15/2025		1,110	1,063
7.25%, 04/15/2025(f)		2,800	2,660	Sunoco Logistics Partners Operations LP
Crown Americas LLC / Crown Americas Capital				5.40%, 10/01/2047		750	687
Corp VI				Transportadora de Gas Internacional SA ESP
4.75%, 02/01/2026(f)		325	307	5.55%, 11/01/2028(f),(n)		3,000	3,015
Crown Cork & Seal Co Inc				Williams Cos Inc/The
7.38%, 12/15/2026		3,685	3,943	3.60%, 03/15/2022		1,000	984
Crown European Holdings SA				6.30%, 04/15/2040		700	744
3.38%, 05/15/2025	EUR	300	348				$18,864
Flex Acquisition Co Inc				Private Equity - 0.03%
6.88%, 01/15/2025(f)		$2,700	2,524	Icahn Enterprises LP / Icahn Enterprises Finance
OI European Group BV				Corp
3.13%, 11/15/2024	EUR	600	690	5.88%, 02/01/2022		2,365	2,365
Plastipak Holdings Inc				Real Estate - 0.01%
6.25%, 10/15/2025(f)		$10,490	9,598	Vonovia Finance BV
Reynolds Group Issuer Inc / Reynolds				2.25%, 12/15/2023	EUR	1,000	1,192
Group Issuer LLC / Reynolds Group Issuer				Regional Authority - 0.20%
(Luxembourg) S.A.				Provincia de Buenos Aires/Argentina
5.13%, 07/15/2023(f)		17,240	16,853	5.75%, 06/15/2019		$4,507	4,479
Silgan Holdings Inc				6.50%, 02/15/2023(f)		8,215	7,024
3.25%, 03/15/2025	EUR	600	694	7.88%, 06/15/2027(f)		4,075	3,185
W/S Packaging Holdings Inc				Provincia del Chaco Argentina
9.00%, 04/15/2023(f)		$14,920	15,218	9.38%, 08/18/2024		3,321	2,399
			$62,288				$17,087
Pharmaceuticals - 0.42%				REITs - 0.93%
Allergan Funding SCS				CoreCivic Inc
3.85%, 06/15/2024		1,900	1,865	4.63%, 05/01/2023		10,000	9,425
AstraZeneca PLC				Equinix Inc
4.00%, 01/17/2029		1,150	1,109	2.88%, 02/01/2026	EUR	800	883
Bausch Health Cos Inc				5.38%, 04/01/2023		$3,900	3,959
4.50%, 05/15/2023	EUR	500	548	5.88%, 01/15/2026		1,895	1,928
5.50%, 03/01/2023(f)		$1,180	1,118	ESH Hospitality Inc
5.50%, 11/01/2025(f)		170	167	5.25%, 05/01/2025(f)		12,535	11,861
5.63%, 12/01/2021(f)		1,135	1,116	GLP Capital LP / GLP Financing II Inc
5.88%, 05/15/2023(f)		485	463	4.88%, 11/01/2020		1,850	1,871
Bausch Health Cos Inc/US				Iron Mountain Inc
8.50%, 01/31/2027(f)		505	514	5.25%, 03/15/2028(f)		2,165	1,943
Bayer Capital Corp BV				MGM Growth Properties Operating Partnership
2.13%, 12/15/2029	EUR	1,000	1,133	LP / MGP Finance Co-Issuer Inc
Grifols SA				4.50%, 09/01/2026		50	45
3.20%, 05/01/2025		450	512

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)				Sovereign - 12.28%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL				1MDB Global Investments Ltd
Capital LLC				4.40%, 03/09/2023		$28,600	$26,740
7.13%, 12/15/2024(f)		$25,310	$22,463	Angolan Government International Bond
Uniti Group LP / Uniti Group Finance Inc / CSL				8.25%, 05/09/2028(f)		6,000	5,994
Capital LLC				9.38%, 05/08/2048(f)		3,820	3,839
8.25%, 10/15/2023		23,460	22,111	Argentine Republic Government International
Welltower Inc				Bond
4.00%, 06/01/2025		1,900	1,853	0.00%, 12/15/2035(a),(k)		23,615	779
			$78,342	2.26%, 12/31/2038(k)	EUR	23,872	15,117
Retail - 0.57%				2.50%, 12/31/2038(k)		$10,000	5,570
1011778 BC ULC / New Red Finance Inc				5.63%, 01/26/2022		3,040	2,728
4.25%, 05/15/2024(f)		1,050	987	6.25%, 04/22/2019		6,000	6,033
5.00%, 10/15/2025(f)		9,768	9,157	6.63%, 07/06/2028		6,670	5,293
Dollar Tree Inc				6.88%, 04/22/2021		6,990	6,686
4.20%, 05/15/2028		1,900	1,797	7.13%, 07/06/2036		6,145	4,673
Golden Nugget Inc				7.63%, 04/22/2046		5,920	4,632
6.75%, 10/15/2024(f)		2,965	2,958	7.82%, 12/31/2033	EUR	37,323	38,047
IRB Holding Corp				7.82%, 12/31/2033		16,786	17,169
6.75%, 02/15/2026(f)		1,230	1,178	Bahrain Government International Bond
JC Penney Corp Inc				5.88%, 01/26/2021(f)		$6,225	6,209
8.63%, 03/15/2025(f)		205	133	Bonos de la Nacion Argentina con Ajuste por
L Brands Inc				CER
6.75%, 07/01/2036		1,095	905	3.75%, 02/08/2019	ARS	233,212	8,288
Reliance Intermediate Holdings LP				Bonos de la Tesoreria de la Republica en pesos
6.50%, 04/01/2023(f)		7,375	7,633	4.50%, 03/01/2021	CLP 4,555,000		6,625
SRS Distribution Inc				4.50%, 03/01/2026	4,485,000		6,436
8.25%, 07/01/2026(f)		23,740	22,256	Brazil Letras do Tesouro Nacional
Walmart Inc				0.00%, 07/01/2020(a)	BRL	14,250	3,387
5.63%, 03/27/2034	GBP	500	896	Brazil Notas do Tesouro Nacional Serie F
			$47,900	10.00%, 01/01/2027		35,433	9,532
Semiconductors - 0.01%				10.00%, 01/01/2029		19,700	5,246
Intel Corp				10.00%, 01/01/2021		39,920	11,099
4.10%, 05/19/2046		$250	238	10.00%, 01/01/2025		18,935	5,170
QUALCOMM Inc				Colombian TES
4.80%, 05/20/2045		500	483	6.25%, 11/26/2025	COP 20,942,900		6,294
			$721	7.00%, 05/04/2022	22,564,600		7,243
Software - 1.19%				7.50%, 08/26/2026	18,231,500		5,837
ACI Worldwide Inc				Costa Rica Government International Bond
5.75%, 08/15/2026(f)		9,200	9,200	4.25%, 01/26/2023		$5,013	4,374
Ascend Learning LLC				Croatia Government International Bond
6.88%, 08/01/2025(f)		12,073	12,013	6.00%, 01/26/2024(f)		2,165	2,332
Change Healthcare Holdings LLC / Change				Development Bank of Mongolia LLC
Healthcare Finance Inc				7.25%, 10/23/2023(f)		2,700	2,636
5.75%, 03/01/2025(f)		14,644	14,314	Dominican Republic International Bond
Epicor Software Corp				6.00%, 07/19/2028(f)		4,798	4,756
9.65%, 06/30/2023(f)		2,534	2,547	6.85%, 01/27/2045(f)		6,000	5,910
3 Month USD LIBOR + 7.25%				Ecuador Government International Bond
First Data Corp				7.88%, 01/23/2028(f)		3,470	2,900
5.00%, 01/15/2024(f)		2,000	1,975	8.88%, 10/23/2027(f)		30,702	26,987
5.38%, 08/15/2023(f)		4,485	4,524	8.88%, 10/23/2027		4,981	4,378
Genesys Telecommunications Laboratories				Egypt Government International Bond
Inc/Greeneden Lux 3 Sarl				4.75%, 04/16/2026(f)	EUR	1,896	2,010
10.00%, 11/30/2024(f)		15,000	16,275	5.63%, 04/16/2030(f)		11,641	11,995
Infor US Inc				6.59%, 02/21/2028(f)		$3,000	2,748
6.50%, 05/15/2022		14,658	14,621	6.88%, 04/30/2040(f)		876	733
Informatica LLC				7.90%, 02/21/2048(f)		890	796
7.13%, 07/15/2023(f)		5,992	6,114	7.90%, 02/21/2048		8,408	7,520
InterXion Holding NV				8.50%, 01/31/2047(f)		5,230	4,935
4.75%, 06/15/2025	EUR	300	354	8.50%, 01/31/2047		915	863
IQVIA Inc				El Salvador Government International Bond
3.25%, 03/15/2025		700	801	5.88%, 01/30/2025		2,700	2,416
Oracle Corp				7.65%, 06/15/2035		1,570	1,439
4.13%, 05/15/2045		$500	459	Export Credit Bank of Turkey
PTC Inc				6.13%, 05/03/2024(f)		5,800	5,191
6.00%, 05/15/2024		2,500	2,556	Gabon Government International Bond
Sophia LP / Sophia Finance Inc				6.38%, 12/12/2024(f)		17,068	15,507
9.00%, 09/30/2023(f)		13,875	14,361	6.95%, 06/16/2025(f)		1,453	1,337
			$100,114

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

		Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Sovereign (continued)
Ghana Government International Bond				Panama Government International Bond
7.63%, 05/16/2029		$2,627	$2,507	4.50%, 04/16/2050		$4,000	$3,690
10.75%, 10/14/2030		6,623	7,940	Papua New Guinea Government International
10.75%, 10/14/2030(f)		4,217	5,055	Bond
Hungary Government Bond				8.38%, 10/04/2028(f)		4,620	4,580
1.75%, 10/26/2022		HUF 1,346,980	4,613	Perusahaan Penerbit SBSN Indonesia III
2.50%, 10/24/2024		3,486,690	11,789	4.40%, 03/01/2028(f)		6,400	6,068
Indonesia Government International Bond				Peruvian Government International Bond
3.38%, 04/15/2023(f)		$2,185	2,089	5.70%, 08/12/2024(f)	PEN	22,571	6,954
4.35%, 01/08/2027(f)		13,000	12,495	8.20%, 08/12/2026(f)		14,969	5,168
4.75%, 01/08/2026(f)		2,000	1,977	Qatar Government International Bond
5.25%, 01/08/2047(f)		3,910	3,753	5.10%, 04/23/2048(f)		$9,215	9,353
Indonesia Treasury Bond				Republic of Angola Via Avenir II BV
6.63%, 05/15/2033		IDR 78,140,000	4,235	10.01%, 07/01/2023		24,476	26,802
7.50%, 08/15/2032		98,936,000	5,783	6 Month USD LIBOR + 7.50%
8.25%, 06/15/2032		60,140,000	3,753	Republic of Angola Via Northern Lights III BV
8.25%, 05/15/2036		320,072,000	19,707	7.00%, 08/17/2019		1,759	1,765
8.38%, 03/15/2024		69,161,000	4,504	Republic of Cameroon International Bond
8.38%, 09/15/2026		144,000,000	9,332	9.50%, 11/19/2025(f)		5,802	6,039
8.38%, 03/15/2034		59,889,000	3,758	9.50%, 11/19/2025		2,516	2,619
8.75%, 05/15/2031		68,915,000	4,508	Republic of Poland Government Bond
9.00%, 03/15/2029		47,850,000	3,211	3.25%, 07/25/2025	PLN	30,589	8,145
Iraq International Bond				4.00%, 10/25/2023		29,600	8,258
5.80%, 01/15/2028		$15,904	14,568	Republic of South Africa Government Bond
Ivory Coast Government International Bond				6.25%, 03/31/2036	ZAR	524,150	24,461
5.13%, 06/15/2025(f)	EUR	1,977	2,202	7.00%, 02/28/2031		21,986	1,184
5.25%, 03/22/2030		1,786	1,850	8.75%, 01/31/2044		84,538	4,943
5.25%, 03/22/2030(f)		1,183	1,225	8.88%, 02/28/2035		62,487	3,817
5.75%, 12/31/2032(f),(k)		$9,097	8,236	10.50%, 12/21/2026		349,346	25,111
6.13%, 06/15/2033(f)		18,302	15,835	Republic of South Africa Government
6.13%, 06/15/2033		4,400	3,807	International Bond
Jordan Government International Bond				4.30%, 10/12/2028		$2,425	2,067
7.38%, 10/10/2047(f)		3,729	3,375	Romania Government Bond
KazAgro National Management Holding JSC				5.00%, 02/12/2029	RON	7,090	1,699
4.63%, 05/24/2023(f)		8,100	7,994	5.80%, 07/26/2027		28,630	7,332
Kenya Government International Bond				Russian Federal Bond - OFZ
6.88%, 06/24/2024		5,194	5,053	6.98%, 08/16/2023	RUB	270,000	3,909
6.88%, 06/24/2024(f)		647	629	7.05%, 01/19/2028	1,470,100		20,384
7.25%, 02/28/2028(f)		4,355	4,107	7.10%, 10/16/2024		315,000	4,504
KSA Sukuk Ltd				8.50%, 09/17/2031	2,009,740		30,510
4.30%, 01/19/2029(f)		2,995	2,935	Russian Foreign Bond - Eurobond
Lebanon Government International Bond				4.50%, 04/04/2022		$200	202
6.25%, 11/04/2024		3,002	2,473	5.25%, 06/23/2047		1,400	1,296
6.40%, 05/26/2023		1,420	1,228	5.88%, 09/16/2043		5,200	5,460
6.65%, 04/22/2024		10,506	8,960	Saudi Government International Bond
6.65%, 11/03/2028		3,832	3,026	5.00%, 04/17/2049(f)		2,800	2,685
6.65%, 02/26/2030		17,929	13,882	Senegal Government International Bond
6.75%, 11/29/2027		3,450	2,760	6.25%, 05/23/2033(f)		7,788	6,734
Mexican Bonos				6.75%, 03/13/2048		1,292	1,062
6.50%, 06/09/2022	MXN	189,080	8,690	Sri Lanka Government International Bond
7.50%, 06/03/2027		45,900	2,079	5.13%, 04/11/2019(f)		4,435	4,353
8.00%, 12/07/2023		190,735	9,127	5.75%, 04/18/2023(f)		3,065	2,755
8.00%, 11/07/2047		139,300	6,151	6.20%, 05/11/2027		2,368	2,024
10.00%, 11/20/2036		89,040	4,784	6.25%, 07/27/2021		2,260	2,145
Mexico Government International Bond				6.75%, 04/18/2028(f)		4,052	3,566
3.60%, 01/30/2025		$2,815	2,669	Turkey Government Bond
Mongolia Government International Bond				12.20%, 01/18/2023	TRY	82,110	11,605
5.13%, 12/05/2022(f)		5,604	5,301	10.50%, 08/11/2027		61,000	7,448
Nigeria Government International Bond				Turkey Government International Bond
6.50%, 11/28/2027(f)		3,552	3,259	6.00%, 03/25/2027		$1,519	1,368
6.50%, 11/28/2027		4,878	4,476	7.25%, 12/23/2023		6,500	6,452
7.14%, 02/23/2030(f)		8,092	7,433	7.38%, 02/05/2025		2,726	2,702
7.70%, 02/23/2038		9,955	8,960	Ukraine Government International Bond
Oman Government International Bond				0.00%, 05/31/2040(a),(k)		26,502	13,549
4.13%, 01/17/2023(f)		12,471	11,943	7.75%, 09/01/2019(f)		10,615	10,648
6.75%, 01/17/2048(f)		6,821	6,224	7.75%, 09/01/2020		11,085	11,030
Oman Sovereign Sukuk SAOC				7.75%, 09/01/2021		3,865	3,802
5.93%, 10/31/2025(f)		7,535	7,523	7.75%, 09/01/2022(f)		3,710	3,596

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

		Principal				Principal
BONDS (continued)		Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)					Telecommunications (continued)
Ukraine Government International Bond					Frontier Communications Corp
(continued)					7.13%, 01/15/2023		$1,700	$1,130
7.75%, 09/01/2025(f)			$239	$220	8.50%, 04/01/2026(f)		1,450	1,347
7.75%, 09/01/2025			2,820	2,591	11.00%, 09/15/2025		1,265	927
7.75%, 09/01/2026(f)			1,053	952	GTT Communications Inc
7.75%, 09/01/2027			887	793	7.88%, 12/31/2024(f)		23,473	22,065
7.75%, 09/01/2027(f)			3,005	2,687	Hughes Satellite Systems Corp
9.75%, 11/01/2028(f),(n)			6,230	6,151	7.63%, 06/15/2021		15,000	15,908
Ukreximbank Via Biz Finance PLC					IHS Netherlands Holdco BV
9.63%, 04/27/2022(f)			3,800	3,834	9.50%, 10/27/2021(f)		3,945	3,970
9.75%, 01/22/2025			4,010	3,990	Intelsat Jackson Holdings SA
Uruguay Government International Bond					5.50%, 08/01/2023		3,000	2,685
9.88%, 06/20/2022		UYU	579,030	17,363	8.00%, 02/15/2024(f)		1,045	1,093
Venezuela Government International Bond					8.50%, 10/15/2024(f)		775	761
0.00%, 10/13/2019(a)			$30,001	7,395	Koninklijke KPN NV
0.00%, 05/07/2023(a)			9,395	2,372	5.75%, 09/17/2029	GBP	1,000	1,560
0.00%, 10/13/2024(a)			6,600	1,650	7.00%, 03/28/2073(f),(j)		$400	416
0.00%, 09/15/2027(a)			13,395	3,382	USD Swap Semi-Annual 10 Year + 5.33%
Zambia Government International Bond					7.00%, 03/28/2073(j)		2,000	2,080
5.38%, 09/20/2022(f)			7,772	5,232	USD Swap Semi-Annual 10 Year + 5.33%
5.38%, 09/20/2022			1,972	1,328	Level 3 Financing Inc
8.50%, 04/14/2024(f)			8,631	5,875	5.13%, 05/01/2023		13,100	13,002
8.97%, 07/30/2027			6,482	4,401	5.38%, 08/15/2022		5,750	5,764
				$1,034,262	Matterhorn Telecom Holding SA
Supranational Bank - 0.42%					4.88%, 05/01/2023	EUR	700	807
Africa Finance Corp					Millicom International Cellular SA
3.88%, 04/13/2024(f)			3,400	3,231	6.63%, 10/15/2026(f)		$4,550	4,596
Banque Ouest Africaine de Developpement					MTN Mauritius Investments Ltd
5.00%, 07/27/2027(f)			5,000	4,737	5.37%, 02/13/2022(f)		860	826
Eastern & Southern African Trade &					6.50%, 10/13/2026(f)		6,810	6,568
Development Bank					Nokia OYJ
5.38%, 03/14/2022			5,340	5,299	2.00%, 03/15/2024	EUR	400	460
European Bank for Reconstruction &					Orange SA
Development					1.88%, 09/12/2030		1,500	1,687
7.38%, 04/15/2019	IDR	136,270,000		8,852	Oztel Holdings SPC Ltd
10.00%, 11/16/2018		100,760,000		6,615	6.63%, 04/24/2028(f)		$7,170	7,025
European Investment Bank					Sixsigma Networks Mexico SA de CV
7.20%, 07/09/2019		53,020,000		3,424	7.50%, 05/02/2025(f)		3,298	3,112
Inter-American Development Bank					Sprint Capital Corp
9.50%, 04/15/2019		43,620,000		2,857	8.75%, 03/15/2032		2,255	2,464
				$35,015	Sprint Communications Inc
Telecommunications - 2.75%					6.00%, 11/15/2022		7,590	7,661
Altice Luxembourg SA					Sprint Corp
7.25%, 05/15/2022		EUR	200	221	7.13%, 06/15/2024		10,875	11,120
AT&T Inc					7.88%, 09/15/2023		7,485	7,990
2.45%, 03/15/2035			250	254	Telecom Italia SpA/Milano
4.38%, 09/14/2029		GBP	750	1,041	3.25%, 01/16/2023	EUR	500	581
7.00%, 04/30/2040			200	362	3.63%, 05/25/2026		500	567
Axtel SAB de CV					5.30%, 05/30/2024(f)		$2,415	2,276
6.38%, 11/14/2024(f)			$3,736	3,573	Telefonica Celular del Paraguay SA
C&W Senior Financing DAC					6.75%, 12/13/2022(f)		2,690	2,731
6.88%, 09/15/2027(f)			5,345	5,091	Telefonica Emisiones SAU
7.50%, 10/15/2026(f)			4,195	4,205	1.53%, 01/17/2025	EUR	1,500	1,715
CenturyLink Inc					Telefonica Europe BV
5.63%, 04/01/2020			2,600	2,633	3.75%, 12/31/2049(i),(j)		1,000	1,157
5.80%, 03/15/2022			11,126	11,085	EUR Swap Annual (VS 6 Month) 5 Year
CommScope Technologies LLC					+ 3.86%
6.00%, 06/15/2025(f)			11,800	11,476	T-Mobile USA Inc
Comunicaciones Celulares SA Via Comcel Trust					5.13%, 04/15/2025		$1,575	1,551
6.88%, 02/06/2024(f)			3,705	3,790	6.00%, 04/15/2024		6,425	6,586
Digicel Group Ltd					6.50%, 01/15/2026		2,130	2,242
7.13%, 04/01/2022(f)			12,863	8,023	Turkcell Iletisim Hizmetleri AS
8.25%, 09/30/2020(f)			12,674	9,062	5.80%, 04/11/2028(f)		6,505	5,625
eircom Finance DAC					ViaSat Inc
4.50%, 05/31/2022		EUR	200	231	5.63%, 09/15/2025(f)		16,025	14,843
Embarq Corp					Vodafone Group PLC
8.00%, 06/01/2036			$1,155	1,100	5.00%, 05/30/2038		1,900	1,788

See accompanying notes.

			Schedule of Investments
Global Diversified Income Fund
October 31, 2018

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Automobile Parts & Equipment (continued)
Wind Tre SpA				Truck Hero Inc
2.63%, 01/20/2023	EUR	550	$579	10.54%, 05/16/2025(o)	$22,010	$22,120
5.00%, 01/20/2026(f)		$690	587	US LIBOR + 8.25%
			$231,999			$43,524
Transportation - 0.21%				Commercial Services - 0.39%
BNSF Funding Trust I				KUEHG Corp
6.61%, 12/15/2055(j)		4,610	5,037	10.64%, 08/22/2025(o)	14,160	14,337
3 Month USD LIBOR + 2.35%				Learning Care Group US No 2 Inc
CMA CGM SA				9.78%, 02/26/2026(o)	14,850	14,850
6.50%, 07/15/2022	EUR	300	321	US LIBOR + 7.50%
Navios Maritime Acquisition Corp / Navios				Refinitiv US Holdings Inc
Acquisition Finance US Inc				6.04%, 09/18/2025(o)	3,175	3,140
8.13%, 11/15/2021(f)		$4,453	3,735	US LIBOR + 3.75%
Navios Maritime Holdings Inc / Navios Maritime				6.05%, 09/18/2025(o)	680	673
Finance II US Inc				US LIBOR + 3.75%
11.25%, 08/15/2022(f)		3,005	2,614			$33,000
Pelabuhan Indonesia II PT				Computers - 0.43%
5.38%, 05/05/2045(f)		4,725	4,146	McAfee LLC
Rumo Luxembourg Sarl				10.79%, 09/29/2025(o)	430	437
5.88%, 01/18/2025(f)		2,020	1,922	US LIBOR + 8.50%
			$17,775	Optiv Security Inc
Trucking & Leasing - 0.16%				9.55%, 01/13/2025(o)	7,710	7,411
Avolon Holdings Funding Ltd				US LIBOR + 7.25%
5.13%, 10/01/2023(f)		695	682	Peak 10 Holding Corp
5.50%, 01/15/2023(f)		765	761	9.59%, 07/24/2025(o)	21,350	20,896
DAE Funding LLC				US LIBOR + 7.25%
5.00%, 08/01/2024(f)		12,050	11,749	TierPoint LLC
Park Aerospace Holdings Ltd				9.55%, 05/05/2025(o)	7,760	7,593
5.50%, 02/15/2024(f)		500	495	US LIBOR + 7.25%
			$13,687			$36,337
TOTAL BONDS			$5,509,183	Cosmetics & Personal Care - 0.23%
	Principal			Wellness Merger Sub Inc
CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)			11.06%, 06/27/2025(o)	19,410	19,604
Mining - 0.03%				Diversified Financial Services - 0.05%
Mirabela Nickel Ltd				Lions Gate Capital Holdings LLC
0.00%, 06/24/2019(a),(f)		6,966	2,142	4.55%, 03/24/2025(o)	721	718
TOTAL CONVERTIBLE BONDS			$2,142	US LIBOR + 2.25%
CREDIT LINKED STRUCTURED NOTES	Principal			Russell Investments US Institutional Holdco Inc
- 0.26%	Amount (000's) Value (000's)			5.55%, 06/01/2023(o)	3,329	3,332
Sovereign - 0.26%				US LIBOR + 3.25%
Egypt Treasury Bill - Goldman Sachs & Co						$4,050
0.00%, 04/18/2019(a)	EGP	372,600	19,110	Electric - 0.02%
Republic of Iraq - Merrill Lynch				Panda Liberty LLC
2.54%, 01/07/2028(d),(e)	JPY	425,088	2,764	8.89%, 08/21/2020(o)	2,240	2,047
			$21,874	US LIBOR + 6.50%
TOTAL CREDIT LINKED STRUCTURED NOTES			$21,874	Electrical Components & Equipment - 0.00%
SENIOR FLOATING RATE INTERESTS	Principal			Energizer Holdings Inc
- 7.41%	Amount (000's) Value (000's)			0.00%, 06/20/2025(o),(p)	155	155
Aerospace & Defense - 0.02%				US LIBOR + 2.25%
Jazz Acquisition Inc				Electronics - 0.05%
9.14%, 06/19/2022(o)		$790	$735	Deliver Buyer Inc
US LIBOR + 6.75%				7.31%, 05/01/2024(o)	4,471	4,482
TransDigm Inc				US LIBOR + 5.00%
4.80%, 08/22/2024(o)		597	594
US LIBOR + 2.50%				Engineering & Construction - 0.03%
4.80%, 05/30/2025(o)		587	583	Pisces Midco Inc
US LIBOR + 2.50%				6.18%, 03/28/2025(o)	2,643	2,632
			$1,912	US LIBOR + 3.75%
Automobile Manufacturers - 0.01%				Entertainment - 0.06%
Navistar Financial Corp				Crown Finance US Inc
6.06%, 07/30/2025(o)		635	637	4.75%, 02/07/2025(o)	4,975	4,951
US LIBOR + 3.75%				US LIBOR + 2.50%
Automobile Parts & Equipment - 0.52%				Environmental Control - 0.01%
Dexko Global Inc				Filtration Group Corp
10.64%, 07/24/2025(o)		21,140	21,404	5.30%, 03/31/2025(o)	433	434
US LIBOR + 8.25%				US LIBOR + 3.00%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Food - 0.02%				Lodging - 0.29%
Nomad Foods Europe Midco Ltd				Parq Holdings LP
2.75%, 05/15/2024(o)	EUR	1,000	$1,136	9.89%, 12/17/2020(o)		$24,426	$24,426
EURIBOR + 2.75%				US LIBOR + 7.50%
Post Holdings Inc				Machinery - Diversified - 0.25%
4.29%, 05/24/2024(o)		$408	407	Engineered Machinery Holdings Inc
US LIBOR + 2.00%				9.64%, 07/25/2025(o)		21,223	21,117
			$1,543	US LIBOR + 7.25%
Healthcare - Services - 1.52%				Mining - 0.03%
Aveanna Healthcare LLC				Aleris International Inc
7.80%, 03/18/2024(o)		5,447	5,447	7.00%, 02/08/2023(o)		2,740	2,760
US LIBOR + 5.50%				US LIBOR + 4.75%
10.30%, 03/16/2025(o)		23,880	23,422	Miscellaneous Manufacturers - 0.39%
US LIBOR + 8.00%				UTEX Industries Inc
Dentalcorp Perfect Smile ULC				6.30%, 05/21/2021(o)		11,813	11,547
5.99%, 06/01/2025(o)		1,793	1,800	US LIBOR + 4.00%
US LIBOR + 3.75%				9.55%, 05/22/2022(o)		21,490	20,917
6.00%, 06/06/2025(o)		151	151	US LIBOR + 7.25%
US LIBOR + 3.75%							$32,464
9.80%, 06/01/2026(o)		1,277	1,270	Oil & Gas - 0.03%
US LIBOR + 7.50%				California Resources Corp
9.80%, 06/01/2026(o)		12,120	12,059	12.67%, 12/31/2021(o)		2,465	2,742
US LIBOR + 7.50%				US LIBOR + 10.37%
9.80%, 06/08/2026(o)		109	108
US LIBOR + 7.50%				Packaging & Containers - 0.02%
9.80%, 06/08/2026(o)		1,030	1,025	Caraustar Industries Inc
US LIBOR + 7.50%				7.89%, 03/14/2022(o)		801	804
Envision Healthcare Corp				US LIBOR + 5.50%
6.04%, 09/26/2025(o)		12,500	12,231	Crown European Holdings SA
US LIBOR + 3.75%				2.38%, 01/29/2025(o)	EUR	998	1,136
One Call Corp				EURIBOR + 2.38%
7.53%, 11/27/2022(o)		17,035	15,995				$1,940
US LIBOR + 5.25%				Pharmaceuticals - 0.76%
US Renal Care Inc				Bausch Health Cos Inc
10.39%, 11/17/2023(o)		57,095	54,669	5.27%, 05/19/2025(o)		$1,285	1,284
US LIBOR + 8.00%				US LIBOR + 3.00%
			$128,177	Lanai Holdings III Inc
Home Furnishings - 0.00%				11.03%, 08/14/2023(o)		25,190	23,678
Targus Group International Inc				US LIBOR + 8.50%
0.00%, PIK 0.00%, 05/24/2016(a),(d),(e),(l),(o)		880	—	Packaging Coordinators Midco Inc
US LIBOR + 9.50%				11.14%, 06/29/2024(o)		24,050	23,930
				US LIBOR + 8.75%
Insurance - 0.48%				PharMerica Corp
Asurion LLC				10.03%, 12/07/2025(o)		15,140	14,989
8.79%, 08/04/2025(o)		14,500	14,874	US LIBOR + 7.75%
US LIBOR + 6.50%							$63,881
8.79%, 08/04/2025(o)		22,150	22,720
US LIBOR + 6.50%				Retail - 0.04%
8.80%, 08/04/2025(o)		1,795	1,841	Academy Ltd
US LIBOR + 6.50%				6.26%, 07/01/2022(o)		1,687	1,254
HUB International Ltd				US LIBOR + 4.00%
5.49%, 04/25/2025(o)		738	736	IRB Holding Corp
US LIBOR + 3.00%				5.46%, 01/17/2025(o)		528	526
			$40,171	US LIBOR + 3.25%
				PetSmart Inc
Internet - 0.42%				0.00%, 03/11/2022(o),(p)		1,810	1,530
Ten-X LLC				US LIBOR + 3.00%
10.30%, 09/29/2025(d),(e),(o)		35,440	35,440				$3,310
Investment Companies - 0.30%				Software - 0.95%
Masergy Holdings Inc				Evergreen Skills Lux Sarl
9.89%, 12/16/2024(o)		13,674	13,811	6.99%, 04/23/2021(o)		31,968	29,479
US LIBOR + 7.50%				US LIBOR + 4.75%
Zest Acquisition Corp				10.49%, 04/28/2022(o)		19,520	15,425
9.84%, 03/06/2026(o)		11,260	11,077	US LIBOR + 8.25%
US LIBOR + 7.50%				MH Sub I LLC
			$24,888	9.78%, 09/15/2025(o)		17,570	17,658
Iron & Steel - 0.02%				US LIBOR + 7.50%
Miami Valley Steel Services Inc				SS&C European Holdings Sarl
10.00%, 01/20/2023(e),(o)		2,063	2,063	4.54%, 02/28/2025(o)		504	501
				US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)
Software (continued)
SS&C Technologies Inc
4.54%, 02/28/2025(o)	$1,300	$1,292
US LIBOR + 2.25%
Vertafore Inc
9.49%, 06/04/2026(o)	15,625	15,635
US LIBOR + 7.25%
		$79,990
Telecommunications - 0.07%
Avaya Inc
6.53%, 12/16/2024(o)	2,370	2,377
US LIBOR + 4.25%
Maxar Technologies Ltd
5.15%, 10/05/2024(o)	2,234	2,161
US LIBOR + 2.75%
West Corp
6.53%, 10/10/2024(o)	1,085	1,079
US LIBOR + 4.00%
		$5,617
TOTAL SENIOR FLOATING RATE INTERESTS		$624,294
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.77%	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) - 0.17%
3.00%, 11/01/2026(q)	$5,000	$4,907
4.00%, 11/01/2041(q)	10,000	9,999
		$14,906
Government National Mortgage Association (GNMA) - 0.60%
3.50%, 12/15/2042	5,849	5,777
3.50%, 11/01/2048	10,000	9,822
4.00%, 08/15/2044	4,043	4,111
4.00%, 06/20/2046	699	705
4.00%, 01/20/2048	9,309	9,463
4.50%, 11/01/2048	5,000	5,129
5.00%, 06/20/2048	14,796	15,400
		$50,407
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$65,313
TOTAL PURCHASED OPTIONS - 0.04%		$3,532
Total Investments		$8,525,664
Other Assets and Liabilities - (1.19)%		(100,418)
TOTAL NET ASSETS - 100.00%		$8,425,246

(i)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Rate shown is as of period end.
(j)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m)	Security is an Interest Only Strip.
(n)	Security purchased on a when-issued basis.
(o)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p)	This Senior Floating Rate Note will settle after October 31, 2018, at which time the interest rate will be determined.
(q)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(a)	Non-income producing security
(b)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $153,536 or 1.82% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $207,537 or 2.46% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,056,375 or 36.28% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

October 31, 2018

Portfolio Summary (unaudited)		Portfolio Summary (unaudited) (continued)
Country	Percent	Country (continued)	Percent (continued)
United States	65.39%	Costa Rica	0.05%
Canada	3.21%	Malaysia	0.05%
United Kingdom	3.11%	Purchased Options	0.04%
Mexico	2.10%	Jordan	0.04%
Argentina	2.01%	Panama	0.04%
Netherlands	1.77%	Belgium	0.04%
Japan	1.75%	Thailand	0.04%
Luxembourg	1.73%	Paraguay	0.03%
Indonesia	1.23%	Saudi Arabia	0.03%
France	0.97%	India	0.03%
Russian Federation	0.85%	Croatia	0.03%
Australia	0.78%	Bahamas	0.02%
South Africa	0.73%	Puerto Rico	0.01%
Turkey	0.72%	Other Assets and Liabilities	(1.19)%
Supranational	0.71%	TOTAL NET ASSETS	100.00%
Ukraine	0.66%
Egypt	0.60%
Germany	0.59%
Ecuador	0.56%
Switzerland	0.55%
Cayman Islands	0.52%
Brazil	0.52%
Bermuda	0.40%
Singapore	0.40%
Cote d'Ivoire	0.40%
Virgin Islands, British	0.39%
Lebanon	0.39%
Venezuela	0.37%
Nigeria	0.35%
Sweden	0.34%
Spain	0.34%
Oman	0.31%
Austria	0.30%
Colombia	0.28%
Italy	0.26%
Hong Kong	0.25%
Ireland	0.24%
Chile	0.23%
United Arab Emirates	0.21%
Kazakhstan	0.21%
Zambia	0.21%
Uruguay	0.21%
Poland	0.21%
Gabon	0.20%
Iraq	0.20%
Peru	0.20%
Jersey, Channel Islands	0.19%
Hungary	0.19%
Dominican Republic	0.18%
Ghana	0.18%
Bahrain	0.17%
Norway	0.17%
Sri Lanka	0.17%
China	0.12%
Angola	0.12%
Taiwan, Province Of China	0.12%
Kenya	0.12%
Qatar	0.11%
Romania	0.11%
Cameroon	0.10%
Senegal	0.09%
Mongolia	0.09%
Mauritius	0.09%
Israel	0.08%
Isle of Man	0.08%
Denmark	0.07%
Korea, Republic Of	0.07%
Finland	0.06%
El Salvador	0.05%
Papua New Guinea	0.05%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

Affiliated Securities		October 31, 2017		Purchases		Sales			October 31, 2018
		Value			Cost	Proceeds				Value
Principal Government Money Market Fund 2.05%		$—			$8,096,962		$7,800,828			$296,134
		$—			$8,096,962		7,800,828			$296,134

				Realized Gain/Loss		Realized Gain from			Change in Unrealized
		Income		on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.05%		$4,095	$		— $			— $		—
		$4,095	$		— $			— $		—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost			Value Percent of Net Assets
Aspect Software Inc		05/25/2016-11/25/2016			$		5,426		$—	0.00%
Cengage Learning Holdings II Inc		03/31/2014					1,099		319	0.00%
Chaparral Energy Inc - A Shares		04/06/2017					23		29	0.00%
Material Sciences Corp		12/22/2016-06/29/2018				23,167		22,010		0.26%
Material Sciences Corp - Warrants		12/22/2016					2,011		3,994	0.05%
Milagro Oil & Gas Inc		12/02/2016					761		189	0.00%
Real Alloy Holding Inc		05/31/2018				20,356		20,356		0.24%
SportsNet New York		12/27/2017				19,789		21,094		0.25%
Targus Group International Inc		03/15/2016					154		68	0.00%
Total								$68,059		0.80%
Amounts in thousands.

Options

							Upfront			Unrealized
		Contracts/					Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - S&P 500 Index	N/A	500 $		50	$2,800.00	12/24/2018		$3,266	$1,569	$(1,697)
Put - S&P 500 Index	N/A	205 $		21	$2,240.00	11/19/2018		40	1	(39)
Put - S&P 500 Index	N/A	500 $		50	$2,600.00	12/24/2018		5,302	1,959	(3,343)
Put - S&P 500 Index	N/A	175 $		18	$2,100.00	11/05/2018		29	—	(29)
Put - S&P 500 Index	N/A	170 $		17	$2,100.00	11/12/2018		25	1	(24)
Put - S&P 500 Index	N/A	170 $		17	$2,100.00	11/26/2018		60	2	(58)
Total								$8,722	$3,532	$(5,190)
							Upfront			Unrealized
		Contracts/					Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - Consumer Staples Select	N/A	2,400 $		240	$55.00	11/19/2018		$(189)$	(211)$	(22)
Sector SPDR Fund
Call - Energy Select Sector SPDR	N/A	1,500 $		150	$72.00	11/19/2018		(230)	(29)	201
Fund
Call - iShares MSCI EAFE ETF	N/A	1,500 $		150	$64.00	11/19/2018		(162)	(44)	118
Call - iShares MSCI EAFE ETF	N/A	2,700 $		270	$69.00	12/24/2018		(381)	(14)	367
Call - iShares MSCI Emerging	N/A	1,300 $		130	$44.00	12/24/2018		(152)	(11)	141
Markets ETF
Call - iShares MSCI Emerging	N/A	600 $		60	$40.00	11/19/2018		(57)	(30)	27
Markets ETF
Call - Materials Select Sector	N/A	1,600 $		160	$54.00	11/19/2018		(143)	(82)	61
SPDR Fund
Call - S&P 500 Index	N/A	500 $		50	$2,700.00	12/24/2018		(5,798)	(4,041)	1,757
Call - S&P 500 Index	N/A	300 $		30	$2,850.00	11/19/2018		(580)	(67)	513
Call - S&P 500 Index	N/A	60 $		6	$2,855.00	11/19/2018		(376)	(12)	364
Call - S&P 500 Index	N/A	170 $		17	$2,750.00	11/26/2018		(372)	(523)	(151)
Call - S&P 500 Index	N/A	127 $		13	$2,935.00	12/24/2018		(781)	(55)	726
Call - S&P 500 Index	N/A	143 $		14	$3,150.00	11/19/2018		(16)	—	16
Call - S&P 500 Index	N/A	300 $		30	$3,020.00	11/19/2018		(6)	—	6
Call - Utilities Select Sector SPDR	N/A	1,700 $		170	$56.00	11/19/2018		(58)	(27)	31
Fund
Put - S&P 500 Index	N/A	205 $		21	$2,440.00	11/19/2018		(101)	(25)	76
Put - S&P 500 Index	N/A	170 $		17	$2,385.00	11/12/2018		(132)	(1)	131
Put - S&P 500 Index	N/A	170 $		17	$2,325.00	11/26/2018		(152)	(16)	136
Put - S&P 500 Index	N/A	500 $		50	$2,700.00	12/24/2018		(7,048)	(3,441)	3,607
Put - S&P 500 Index	N/A	175 $		18	$2,350.00	11/05/2018		(79)	—	79
Total								$(16,813)$	(8,629)$	8,184
Amounts in thousands except contracts/shares.

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

Futures Contracts

Description and Expiration Date				Type	Contracts		Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2018				Short		960		$107,888		$				1,033
Total								$						1,033

Amounts in thousands except contracts.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Currency to Accept				Currency to Deliver			Asset		Liability
Barclays Bank PLC		11/30/2018				$2,279	MXN		46,424		$4			$—
Barclays Bank PLC		11/30/2018		MXN		322,174			$16,213		—			(423)
Goldman Sachs & Co		11/16/2018		CLP		28,881,889			$44,011		—			(2,496)
Goldman Sachs & Co		11/16/2018				$15,448	CLP	10,496,009			361			—
Goldman Sachs & Co		11/30/2018		MXN		66,765			$3,362		—			(90)
JPMorgan Chase		11/06/2018		RUB		497,738			$7,408		144			—
JPMorgan Chase		11/06/2018				$7,298	RUB		487,822		—			(104)
JPMorgan Chase		11/09/2018				$5,602	GBP		4,343		49			—
JPMorgan Chase		11/09/2018		EUR		5,015			$5,838		—			(155)
JPMorgan Chase		11/09/2018				$2,725	JPY		301,742		49			—
JPMorgan Chase		11/23/2018				$6,084	ARS		232,100		—			(214)
JPMorgan Chase		11/23/2018		ARS		543,640			$12,593		2,158			—
JPMorgan Chase		11/30/2018				$14,969	ZAR		218,177		227			—
JPMorgan Chase		11/30/2018		TRY		40,270			$7,152		—			(63)
JPMorgan Chase		12/07/2018		RUB		109,578			$1,661		—			(5)
JPMorgan Chase		12/07/2018				$6,307	RUB		415,252		32			—
JPMorgan Chase		12/12/2018		ARS		298,490			$7,299		613			—
JPMorgan Chase		12/21/2018		ARS		14,227			$363		10			—
Standard Chartered Bank, Hong Kong		11/05/2018				$16,753	BRL		64,110		—			(469)
Standard Chartered Bank, Hong Kong		11/05/2018		BRL		20,788			$5,529		56			—
Standard Chartered Bank, Hong Kong		11/23/2018		CLP		11,476,748			$16,906		—			(405)
Standard Chartered Bank, Hong Kong		11/23/2018				$1,000	CLP		687,300		12			—
Standard Chartered Bank, Hong Kong		11/30/2018		CAD		3,602			$2,745		—			(7)
Standard Chartered Bank, Hong Kong		11/30/2018				$6,915	MXN		139,775		64			—
Standard Chartered Bank, Hong Kong		11/30/2018				$2,626	ZAR		38,328		36			—
Standard Chartered Bank, Hong Kong		11/30/2018		ZAR		98,576			$6,626		35			—
Standard Chartered Bank, Hong Kong		11/30/2018		THB		316,878			$9,539		28			—
Toronton Dominion Bank		11/05/2018		BRL		43,459			$11,177		498			—
Toronton Dominion Bank		11/30/2018		CZK		117,245			$5,165		—			(39)
Toronton Dominion Bank		11/30/2018		MXN		34,560			$1,725		—			(31)
Toronton Dominion Bank		11/30/2018		PLN		75,515			$19,902		—			(202)
Total											$4,376			$(4,703)
Amounts in thousands.

Credit Default Swaps

Sell Protection
		Implied Credit
		Spread as of		(Pay)/					Upfront		Unrealized
		October 31,		Receive Fixed	Payment			Notional	Payments/		Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2018	(a)	Rate	Frequency	Maturity Date		Amount (b)	(Receipts)		(Depreciation)		Asset----	Liability
Credit Suisse	Republic of Ecuador	5.25%		5.00%	Quarterly	12/20/2019		$ 6,700	$ (126	)$	109	$	— $	(17)
	International Bond,
	7.88%, 01/23/2028
Total									$(126	)$	109	$	— $	(17)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $6,700.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
October 31, 2018

Currency Swaps

				Notional Amount	Notional Amount	Upfront	Unrealized
			Payment	of Currency	of Currency	Payments/	Appreciation/		Fair Value
Counterparty	Fund Receives	Fund Pays	Frequency	Maturity Date Received	Delivered	(Receipts)	(Depreciation)		Asset ----Liability
Goldman Sachs	8.67%	3.75%	Semiannual	01/11/2028 MXN 346,305	$ 17,570	$(317)			$(1,218)	$	— $	(1,535)
& Co
Total						$(317)			$(1,218)	$	— $	(1,535)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/				Unrealized			Upfront
		Receive		Payment		Appreciation/			Payments/
Floating Rate Index		Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount	(Depreciation)		(Receipts)		Fair Value
3 Month Johannesburg Interbank Agreed Rate		Pay	7.23%	Quarterly	04/30/2023	ZAR 373,000	$ (819	)$	46			$(773)
Total							$ (819	)$	46			$(773)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2018

COMMON STOCKS - 98.60%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Holding Companies - Diversified - 0.35%			REITs (continued)
Keppel Corp Ltd	2,374,300	$10,638	PLA Administradora Industrial S de RL de CV	3,282,070	$4,018
Lodging - 4.04%			Prologis Inc	1,694,785	109,263
City Developments Ltd	7,658,600	43,768	Prologis Property Mexico SA de CV	2,600,110	4,582
Extended Stay America Inc	955,318	15,553	Public Storage	95,032	19,526
Hilton Grand Vacations Inc (a)	569,211	15,295	Regency Centers Corp	878,805	55,681
Hilton Worldwide Holdings Inc	680,068	48,400	Rexford Industrial Realty Inc	1,236,881	39,172
		$123,016	Saul Centers Inc	146,956	7,019
Real Estate - 18.54%			Segro PLC	8,779,865	68,833
Aroundtown SA	3,208,676	26,589	Simon Property Group Inc	609,228	111,806
Castellum AB	1,172,745	20,215	Spirit Realty Capital Inc	4,199,209	32,838
CK Asset Holdings Ltd	1,624,500	10,572	STORE Capital Corp	1,744,926	50,655
Deutsche Wohnen SE	2,597,455	118,807	Sun Communities Inc	454,289	45,642
Entra ASA (b)	1,599,944	21,649	Sunstone Hotel Investors Inc	2,181,647	31,568
Fabege AB	1,958,574	25,010	Tanger Factory Outlet Centers Inc	601,076	13,380
Heiwa Real Estate Co Ltd	914,000	16,929	Taubman Centers Inc	81,961	4,509
Hongkong Land Holdings Ltd	7,003,877	41,477	Unibail-Rodamco-Westfield	100,811	18,243
LEG Immobilien AG	285,396	31,196	UNITE Group PLC/The	3,379,417	36,796
Leopalace21 Corp	4,351,400	18,126	United Urban Investment Corp	14,435	21,945
Mitsubishi Estate Co Ltd	4,057,200	64,841	Vicinity Centres	29,822,463	55,943
Mitsui Fudosan Co Ltd	3,408,893	76,776	Welltower Inc	1,206,868	79,738
New World Development Co Ltd	38,553,000	49,046	Weyerhaeuser Co	438,544	11,678
Sino Land Co Ltd	11,012,000	17,300			$2,248,838
TLG Immobilien AG	614,408	15,599	Software - 1.21%
Wihlborgs Fastigheter AB	904,765	10,208	InterXion Holding NV (a)	625,956	36,850
		$564,340	Storage & Warehousing - 0.59%
REITs - 73.87%			Safestore Holdings PLC	2,652,634	18,113
Alexandria Real Estate Equities Inc	635,504	77,678	TOTAL COMMON STOCKS		$3,001,795
Allied Properties Real Estate Investment Trust	503,430	16,176	INVESTMENT COMPANIES - 1.24%	Shares Held Value (000's)
American Homes 4 Rent	936,877	19,740	Money Market Funds - 1.24%
American Tower Corp	159,836	24,904	Principal Government Money Market Fund	37,881,711	37,882
Apartment Investment & Management Co	1,190,076	51,221	2.05%(c),(d)
AvalonBay Communities Inc	558,329	97,920	TOTAL INVESTMENT COMPANIES		$37,882
Big Yellow Group PLC	947,107	10,428	Total Investments		$3,039,677
Boston Properties Inc	273,851	33,070	Other Assets and Liabilities - 0.16%		4,792
Camden Property Trust	283,920	25,629	TOTAL NET ASSETS - 100.00%		$3,044,469
Canadian Apartment Properties REIT	597,880	21,259
CapitaLand Mall Trust	9,294,900	14,157
Crown Castle International Corp	241,848	26,299	(a) Non-income producing security
CubeSmart	1,236,098	35,822	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Daiwa Office Investment Corp	5,934	36,243	1933. These securities may be resold in transactions exempt from registration,
Dexus	4,705,791	34,001	normally to qualified institutional buyers. At the end of the period, the value of
Duke Realty Corp	1,056,406	29,125	these securities totaled $21,649 or 0.71% of net assets.
EPR Properties	530,390	36,459	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Equinix Inc	147,865	56,002	Investment Company Act of 1940) or an affiliate as defined by the Investment
Equity Residential	344,934	22,407	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Essex Property Trust Inc	314,063	78,761	voting shares of the security). Please see affiliated sub-schedule for
Extra Space Storage Inc	662,221	59,640	transactional information.
First Industrial Realty Trust Inc	501,010	15,381	(d) Current yield shown is as of period end.
Frasers Logistics & Industrial Trust	1,280,368	943
Gecina SA	257,058	37,701	Portfolio Summary (unaudited)
Goodman Group	8,554,786	62,873	Country		Percent
Great Portland Estates PLC	1,477,284	13,144	United States		53.86%
HCP Inc	588,020	16,200	Japan		11.68%
Healthcare Trust of America Inc	1,737,308	45,622	Germany		5.44%
Hudson Pacific Properties Inc	741,137	22,456	Hong Kong		5.24%
Industrial & Infrastructure Fund Investment Corp	11,743	11,785	Australia		5.02%
Inmobiliaria Colonial Socimi SA	3,967,396	39,834	United Kingdom		4.83%
Invincible Investment Corp (a)	45,025	18,649	France		2.66%
Invitation Homes Inc	3,638,003	79,600	Spain		2.52%
Japan Hotel REIT Investment Corp	51,158	36,394	Singapore		2.28%
Japan Retail Fund Investment Corp	22,750	42,019	Sweden		1.82%
Kenedix Retail REIT Corp (a)	5,416	11,516	Canada		1.23%
Kilroy Realty Corp	566,242	39,003	Netherlands		1.21%
Klepierre SA	736,870	24,970	Luxembourg		0.87%
Link REIT	4,633,000	41,174	Norway		0.71%
Macquarie Mexico Real Estate Management SA	5,788,050	5,685	Mexico		0.47%
de CV (a)			Other Assets and Liabilities		0.16%
Merlin Properties Socimi SA	2,945,438	36,906	TOTAL NET ASSETS		100.00%
Physicians Realty Trust	1,037,789	17,207

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$865,613	$827,731		$37,882
	$—		$865,613	$827,731		$37,882

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$666	$—	— $			$—
	$666	$—	— $			$—
Amounts in thousands

See accompanying notes.

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2018

INVESTMENT COMPANIES - 1.04%		Shares Held Value (000's)				Principal
Money Market Funds - 1.04%				BONDS (continued)		Amount (000’s) Value (000’s)
Principal Government Money Market Fund		15,235,673	$15,236	Commercial Mortgage Backed Securities (continued)
2.05%(a),(b)				WFRBS Commercial Mortgage Trust 2013-C14
TOTAL INVESTMENT COMPANIES			$15,236	3.98%, 06/15/2046(c),(e)		$2,500	$2,265
		Principal		WFRBS Commercial Mortgage Trust 2014-C22
BONDS - 29.62%		Amount (000's) Value (000's)		3.90%, 09/15/2057(c),(e)		4,840	3,848
Commercial Mortgage Backed Securities - 12.35%				WFRBS Commercial Mortgage Trust 2014-C23
CD 2017-CD3 Mortgage Trust				4.38%, 10/15/2057(c)		9,700	9,841
3.98%, 02/10/2050(c)		$4,500	$4,394	WFRBS Commercial Mortgage Trust 2014-LC14
Citigroup Commercial Mortgage Trust				4.34%, 03/15/2047(c)		8,000	7,718
2016-GC36							$181,768
4.76%, 02/10/2049(c)		4,400	4,336	Home Equity Asset Backed Securities - 0.34%
COMM 2014-CCRE19 Mortgage Trust				ACE Securities Corp Mortgage Loan Trust Series
4.72%, 08/10/2047(c)		3,700	3,699	2007-	D1
COMM 2014-UBS5 Mortgage Trust				6.93%, 02/25/2038(c),(e)		5,298	5,023
4.61%, 09/10/2047(c)		11,680	11,502	Mortgage Backed Securities - 16.06%
Freddie Mac Multifamily Structured Pass				Citigroup Mortgage Loan Trust 2015-PS1
Through Certificates				5.25%, 09/25/2042(c),(e)		7,430	7,794
2.65%, 08/25/2026		7,680	7,177	CSMC Trust 2015-1
3.19%, 09/25/2027(c)		9,710	9,310	3.94%, 01/25/2045(c),(e)		7,551	7,296
3.29%, 11/25/2027		6,800	6,566	EverBank Mortgage Loan Trust 18-1
3.44%, 12/25/2027		7,640	7,468	3.50%, 02/25/2048(c),(e)		4,877	4,686
3.60%, 01/25/2028		11,240	11,116	Fannie Mae Interest Strip
3.65%, 02/25/2028(c)		3,250	3,224	3.50%, 12/25/2043(c),(d)		4,724	882
3.90%, 06/25/2051		5,300	5,356	7.00%, 04/25/2024(d)		29	4
Ginnie Mae				Fannie Mae REMICS
0.38%, 10/16/2053(c),(d)		14,946	483	1.63%, 06/25/2045(c),(d)		22,714	1,179
0.49%, 06/16/2052(c),(d)		26,926	592	2.50%, 02/25/2028(d)		13,833	1,037
0.52%, 06/16/2060(c),(d)		36,202	2,209	2.88%, 04/25/2027		8	8
0.57%, 12/16/2059(c),(d)		47,274	2,698	1.00 x 1 Month USD LIBOR + 0.60%
0.58%, 12/16/2053(c),(d)		31,813	1,206	3.00%, 07/25/2032(d)		11,649	1,520
0.58%, 03/16/2060(c),(d)		24,773	1,491	3.00%, 04/25/2042		7,509	7,228
0.59%, 08/16/2051(c),(d)		79,144	3,210	3.00%, 02/25/2043		5,091	4,957
0.61%, 10/16/2054(c),(d)		44,510	1,346	3.00%, 01/25/2046		8,468	8,207
0.62%, 04/16/2047(c),(d)		75,050	2,968	3.50%, 06/25/2033(d)		13,705	1,967
0.64%, 11/16/2045(c),(d)		30,056	1,153	3.50%, 04/25/2034(d)		14,544	1,930
0.70%, 06/16/2054(c),(d)		55,348	1,735	3.50%, 02/25/2036(d)		8,963	1,466
0.72%, 11/16/2052(c),(d)		49,843	2,205	3.50%, 01/25/2040(d)		14,906	1,732
0.76%, 10/16/2054(c),(d)		59,072	2,187	3.50%, 11/25/2042		9,708	9,679
0.78%, 02/16/2053(c),(d)		40,855	1,955	3.50%, 02/25/2043		1,004	1,004
0.80%, 09/16/2053(c),(d)		44,097	1,833	3.50%, 02/25/2043(d)		16,422	2,462
0.81%, 02/16/2053(c),(d)		112,486	5,808	3.50%, 07/25/2043(d)		12,822	1,692
0.83%, 01/16/2056(c),(d)		21,195	1,105	3.50%, 08/25/2045		2,931	2,762
0.83%, 10/16/2056(c),(d)		30,506	1,670	4.00%, 06/25/2039		10,000	10,106
0.84%, 03/16/2052(c),(d)		58,075	3,178	4.00%, 12/25/2039(d)		7,463	997
0.88%, 02/16/2046(c),(d)		64,916	3,137	4.00%, 03/25/2045		6,411	6,556
0.90%, 06/16/2057(c),(d)		14,612	987	4.00%, 04/25/2047		3,196	3,186
2.60%, 05/16/2059		4,119	3,726	4.50%, 04/25/2045(d)		24,395	6,023
2.60%, 03/16/2060		7,701	6,980	7.00%, 04/25/2032		862	948
GS Mortgage Securities Trust 2013-GC13				9.00%, 05/25/2020		5	5
4.08%, 07/10/2046(c),(e)		5,000	4,660	Freddie Mac REMICS
GS Mortgage Securities Trust 2014-GC20				1.54%, 04/15/2040(c),(d)		404	19
4.96%, 04/10/2047(c)		2,000	1,969	2.50%, 11/15/2032		4,944	4,676
GS Mortgage Securities Trust 2014-GC24				2.50%, 02/15/2043		2,624	2,485
4.53%, 09/10/2047(c)		4,200	4,074	3.00%, 11/15/2030(d)		5,386	354
JP Morgan Chase Commercial Mortgage				3.00%, 06/15/2040		5,004	4,916
Securities Trust 2013-C16				3.00%, 10/15/2042		1,639	1,610
4.95%, 12/15/2046(c)		8,000	8,322	3.00%, 05/15/2044		1,588	1,444
JPMDB Commercial Mortgage Securities Trust				3.00%, 04/15/2046		2,960	2,857
2018-	C8			3.00%, 11/15/2046		3,689	3,592
4.75%, 06/15/2051(c)		3,700	3,696	3.18%, 02/15/2021		1	1
Wells Fargo Commercial Mortgage Trust				1.00 x 1 Month USD LIBOR + 0.90%
2014-LC16				3.50%, 03/15/2029		4,224	4,247
4.46%, 08/15/2050		500	487	3.50%, 04/15/2040(d)		8,300	740
Wells Fargo Commercial Mortgage Trust				3.50%, 07/15/2042		2,972	2,891
2015-C31				3.50%, 05/15/2043		3,510	3,522
4.61%, 11/15/2048(c)		6,000	5,875	3.50%, 08/15/2043		4,930	4,886
Wells Fargo Commercial Mortgage Trust				3.50%, 09/15/2043		7,680	7,438
2016-LC25				4.00%, 05/15/2039		4,825	4,870
4.44%, 12/15/2059(c)		1,000	1,003	4.00%, 11/15/2042(d)		10,000	1,794

See accompanying notes.

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.72%, 10/01/2032	$1	$1
4.00%, 01/15/2045	$6,946	$6,958	1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 04/15/2045	2,933	2,901	4.00%, 12/01/2041	4,539	4,580
6.50%, 08/15/2027	80	82	4.00%, 07/01/2042	3,193	3,221
Ginnie Mae			4.00%, 09/15/2042	2,512	2,548
3.00%, 05/16/2037	14,000	13,797	4.00%, 07/01/2043	4,340	4,379
3.00%, 04/20/2047	3,263	2,674	4.00%, 09/01/2044	5,265	5,313
3.25%, 05/20/2045	5,324	5,023	4.00%, 10/01/2045	8,779	8,848
3.50%, 08/20/2039(d)	19,670	2,154	4.00%, 08/01/2047	12,640	12,724
3.50%, 01/20/2043(d)	16,682	3,610	4.00%, 01/01/2048	8,503	8,571
3.50%, 05/20/2043(d)	10,869	2,344	4.00%, 06/01/2048	11,358	11,436
3.50%, 10/20/2044(d)	20,919	3,487	4.50%, 04/01/2041	4,757	4,933
4.00%, 02/20/2034	4,042	4,071	4.50%, 11/01/2043	4,737	4,924
4.00%, 11/16/2038	425	429	5.00%, 10/01/2025	51	53
4.00%, 10/20/2043(d)	20,482	3,239	5.00%, 12/01/2032	57	61
4.00%, 04/20/2044(d)	6,175	1,134	5.00%, 02/01/2033	448	474
4.00%, 01/20/2048(d)	9,925	2,139	5.00%, 01/01/2034	4,167	4,411
5.00%, 11/20/2039	3,438	3,642	5.00%, 05/01/2034	99	105
JP Morgan Mortgage Trust 2016-4			5.00%, 07/01/2035	39	42
3.50%, 10/25/2046(c),(e)	4,551	4,411	5.00%, 07/01/2035	2	2
JP Morgan Mortgage Trust 2018-8			5.00%, 10/01/2035	9	9
4.00%, 01/25/2049(c),(e)	5,030	4,919	5.00%, 11/01/2035	330	348
New Residential Mortgage Loan Trust 2015-2			5.00%, 07/01/2044	3,054	3,213
5.56%, 08/25/2055(c),(e)	5,872	6,171	5.00%, 03/01/2048	5,199	5,538
Sequoia Mortgage Trust 2013-2			5.50%, 03/01/2029	1	1
3.64%, 02/25/2043(c)	7,482	7,332	5.50%, 05/01/2033	9	9
Sequoia Mortgage Trust 2017-5			5.50%, 10/01/2033	12	13
3.50%, 08/25/2047(c),(e)	1,500	1,434	5.50%, 12/01/2033	320	344
Sequoia Mortgage Trust 2018-5			5.50%, 07/01/2037	18	19
3.50%, 05/25/2048(c),(e)	4,825	4,649	5.50%, 04/01/2038	8	8
		$236,255	5.50%, 05/01/2038	45	49
Other Asset Backed Securities - 0.87%			6.00%, 01/01/2021	21	21
CNH Equipment Trust 2016-C			6.00%, 06/01/2028	7	7
1.76%, 09/15/2023	1,600	1,556	6.00%, 05/01/2031	77	84
TAL Advantage V LLC			6.00%, 10/01/2031	2	2
3.33%, 05/20/2039(e)	3,350	3,323	6.00%, 02/01/2032	16	17
Towd Point Mortgage Trust			6.00%, 09/01/2032	50	54
4.25%, 10/25/2053(c),(e)	5,000	5,064	6.00%, 11/01/2033	154	166
Towd Point Mortgage Trust 2017-6			6.00%, 11/01/2033	373	405
3.25%, 10/25/2057(c),(e)	3,200	2,873	6.00%, 09/01/2034	66	73
		$12,816	6.00%, 02/01/2035	66	73
TOTAL BONDS		$435,862	6.00%, 10/01/2036	42	47
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 03/01/2037	76	82
AGENCY OBLIGATIONS - 69.94%	Amount (000's) Value (000's)		6.00%, 05/01/2037	117	130
Federal Home Loan Mortgage Corporation (FHLMC) - 14.99%			6.00%, 01/01/2038	10	11
2.50%, 08/01/2027	$1,345	$1,304	6.00%, 03/01/2038	37	40
2.50%, 02/01/2028	4,186	4,059	6.00%, 04/01/2038	116	127
3.00%, 02/01/2027	3,644	3,596	6.00%, 07/01/2038	138	149
3.00%, 04/01/2035	2,482	2,407	6.00%, 10/01/2038	99	109
3.00%, 10/01/2042	7,530	7,193	6.00%, 09/01/2039	3,587	3,981
3.00%, 10/01/2042	6,366	6,080	6.50%, 12/01/2021	87	92
3.00%, 05/01/2043	2,712	2,588	6.50%, 04/01/2022	92	95
3.00%, 07/01/2045	7,280	6,923	6.50%, 05/01/2022	51	51
3.00%, 10/01/2046	8,688	8,259	6.50%, 08/01/2022	25	27
3.00%, 01/01/2047	7,358	6,994	6.50%, 05/01/2023	61	62
3.50%, 11/01/2026	2,144	2,144	6.50%, 07/01/2023	2	2
3.50%, 02/01/2032	4,111	4,083	6.50%, 01/01/2024	1	1
3.50%, 04/01/2032	3,614	3,590	6.50%, 07/01/2025	1	1
3.50%, 12/01/2041	2,573	2,528	6.50%, 09/01/2025	1	1
3.50%, 04/01/2042	7,657	7,522	6.50%, 10/01/2025	1	1
3.50%, 07/01/2042	8,742	8,588	6.50%, 03/01/2029	38	41
3.50%, 08/01/2043	5,838	5,733	6.50%, 04/01/2031	154	169
3.50%, 02/01/2044	6,642	6,503	6.50%, 10/01/2031	54	60
3.50%, 08/01/2045	7,015	6,878	6.50%, 02/01/2032	8	9
3.50%, 07/01/2046	10,070	9,874	6.50%, 04/01/2032	7	8
3.50%, 01/01/2047	13,992	13,685	6.50%, 04/01/2035	5	6
3.50%, 01/01/2048	6,925	6,775	6.50%, 02/01/2037	29	32
			7.00%, 07/01/2024	2	2

See accompanying notes.

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 01/01/2028	$272	$286	3.50%, 12/01/2046	$8,577	$8,379
7.00%, 06/01/2029	90	99	3.50%, 10/01/2047	5,497	5,387
7.00%, 01/01/2031	1	1	3.50%, 10/01/2047	4,481	4,364
7.00%, 04/01/2031	59	63	4.00%, 01/01/2034	1,305	1,328
7.00%, 10/01/2031	84	91	4.00%, 10/01/2037	6,872	6,924
7.00%, 04/01/2032	144	160	4.00%, 09/01/2040	2,788	2,810
7.50%, 12/01/2030	3	3	4.00%, 02/01/2042	2,196	2,211
7.50%, 02/01/2031	15	16	4.00%, 01/01/2043	2,117	2,139
7.50%, 02/01/2031	2	2	4.00%, 03/01/2043	3,915	3,944
8.50%, 07/01/2029	74	78	4.00%, 08/01/2043	7,327	7,405
		$220,520	4.00%, 04/01/2044	2,867	2,897
Federal National Mortgage Association (FNMA) - 41.67%			4.00%, 08/01/2044	10,178	10,286
2.00%, 08/01/2028	2,501	2,382	4.00%, 08/01/2044	3,886	3,926
2.00%, 07/01/2030	6,241	5,820	4.00%, 11/01/2044	3,053	3,085
2.50%, 06/01/2027	5,000	4,826	4.00%, 12/01/2044	6,276	6,343
2.50%, 05/01/2028	2,173	2,096	4.00%, 02/01/2045	5,284	5,340
2.50%, 08/01/2028	2,939	2,834	4.00%, 07/01/2045	5,950	5,976
2.50%, 03/01/2030	6,632	6,379	4.00%, 08/01/2045	6,161	6,226
2.50%, 12/01/2031	8,577	8,214	4.00%, 09/01/2045	10,505	10,615
3.00%, 04/01/2027	3,470	3,426	4.00%, 05/01/2046	12,530	12,635
3.00%, 05/01/2029	5,572	5,488	4.00%, 07/01/2046	7,939	8,003
3.00%, 01/01/2030	488	481	4.00%, 07/01/2047	8,013	8,074
3.00%, 08/01/2031	9,781	9,633	4.00%, 10/01/2047	6,645	6,690
3.00%, 10/01/2036	6,542	6,308	4.00%, 12/01/2047	5,551	5,595
3.00%, 02/01/2037	5,908	5,696	4.00%, 02/01/2048	7,902	7,950
3.00%, 11/01/2042	7,780	7,430	4.50%, 12/01/2019	7	7
3.00%, 12/01/2042	5,974	5,704	4.50%, 01/01/2020	26	27
3.00%, 12/01/2042	5,829	5,565	4.50%, 09/01/2025	1,524	1,576
3.00%, 01/01/2043	5,120	4,889	4.50%, 08/01/2039	3,016	3,115
3.00%, 01/01/2043	5,566	5,315	4.50%, 03/01/2041	3,646	3,777
3.00%, 02/01/2043	6,062	5,787	4.50%, 03/01/2042	8,124	8,420
3.00%, 04/01/2043	7,051	6,718	4.50%, 09/01/2043	3,895	4,046
3.00%, 06/01/2043	10,761	10,276	4.50%, 09/01/2043	4,488	4,662
3.00%, 08/01/2043	6,994	6,679	4.50%, 09/01/2043	6,792	7,057
3.00%, 07/01/2045	2,871	2,731	4.50%, 11/01/2043	6,219	6,462
3.00%, 01/01/2046	5,631	5,362	4.50%, 09/01/2044	5,003	5,199
3.00%, 05/01/2046	5,642	5,365	4.50%, 10/01/2044	3,458	3,593
3.00%, 07/01/2046	7,837	7,430	4.50%, 12/01/2044	8,498	8,831
3.00%, 09/01/2046	6,528	6,211	4.50%, 05/01/2045	3,742	3,888
3.00%, 10/01/2046	7,503	7,120	4.50%, 09/01/2045	5,615	5,820
3.00%, 11/01/2046	11,717	11,142	4.50%, 10/01/2045	7,116	7,394
3.00%, 12/01/2046	8,716	8,263	4.50%, 11/01/2045	8,844	9,162
3.00%, 01/01/2047	6,715	6,385	4.50%, 09/01/2048	12,775	13,257
3.40%, 12/01/2033	87	90	4.75%, 11/01/2033	9	10
1.00 x 12 Month USD LIBOR + 1.60%			1.00 x 6 Month USD LIBOR + 2.26%
3.50%, 08/01/2031	4,858	4,865	5.00%, 11/01/2018	1	1
3.50%, 02/01/2033	9,549	9,564	5.00%, 04/01/2019	2	2
3.50%, 02/01/2042	6,270	6,159	5.00%, 01/01/2026	60	63
3.50%, 06/01/2042	3,237	3,179	5.00%, 04/01/2035	158	168
3.50%, 07/01/2042	4,961	4,874	5.00%, 05/01/2035	74	78
3.50%, 09/01/2042	8,528	8,376	5.00%, 07/01/2035	25	26
3.50%, 11/01/2042	5,016	4,927	5.00%, 02/01/2038	2,042	2,165
3.50%, 02/01/2043	2,063	2,028	5.00%, 03/01/2038	1,312	1,391
3.50%, 05/01/2043	5,033	4,944	5.00%, 02/01/2040	6,747	7,162
3.50%, 05/01/2043	2,667	2,622	5.00%, 05/01/2040	2,636	2,799
3.50%, 09/01/2044	15,151	14,893	5.00%, 07/01/2040	1,724	1,830
3.50%, 10/01/2044	6,644	6,531	5.00%, 07/01/2041	7,701	8,177
3.50%, 11/01/2044	5,815	5,738	5.00%, 02/01/2044	3,408	3,607
3.50%, 03/01/2045	5,450	5,345	5.00%, 06/01/2044	3,518	3,726
3.50%, 03/01/2045	3,162	3,092	5.00%, 05/01/2048	5,936	6,319
3.50%, 06/01/2045	6,875	6,759	5.50%, 06/01/2019	1	1
3.50%, 08/01/2045	5,908	5,808	5.50%, 06/01/2019	1	1
3.50%, 09/01/2045	5,228	5,114	5.50%, 07/01/2019	1	1
3.50%, 10/01/2045	5,937	5,837	5.50%, 07/01/2019	1	1
3.50%, 11/01/2045	10,965	10,746	5.50%, 07/01/2019	5	5
3.50%, 01/01/2046	5,196	5,105	5.50%, 08/01/2019	1	1
3.50%, 03/01/2046	7,320	7,189	5.50%, 08/01/2019	3	3
3.50%, 04/01/2046	7,730	7,584	5.50%, 09/01/2019	2	2

See accompanying notes.

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 06/01/2026	$58	$62	3.00%, 11/20/2046	$5,117	$4,905
5.50%, 05/01/2033	81	82	3.50%, 08/20/2042	4,706	4,634
5.50%, 07/01/2033	600	648	3.50%, 05/15/2043	7,939	7,842
5.50%, 02/01/2037	5	6	3.50%, 06/20/2043	5,566	5,486
5.50%, 12/01/2037	871	936	3.50%, 08/15/2043	6,507	6,423
5.50%, 03/01/2038	214	232	3.50%, 04/20/2045	4,961	4,880
6.00%, 12/01/2022	8	9	3.50%, 09/20/2045	7,327	7,214
6.00%, 03/01/2029	39	42	3.50%, 02/20/2047	2,326	2,284
6.00%, 12/01/2031	2	2	3.50%, 05/20/2047	14,271	14,118
6.00%, 12/01/2031	2	2	3.50%, 10/20/2047	5,480	5,387
6.00%, 01/01/2032	131	136	3.50%, 11/20/2047	5,001	4,914
6.00%, 11/01/2032	6	7	4.00%, 08/15/2041	4,153	4,218
6.00%, 04/01/2033	206	216	4.00%, 09/15/2041	6,510	6,628
6.00%, 03/01/2034	135	145	4.00%, 03/15/2044	4,097	4,166
6.00%, 09/01/2034	505	528	4.00%, 10/20/2044	3,832	3,866
6.00%, 11/01/2037	11	12	5.00%, 02/15/2034	124	132
6.00%, 02/01/2038	56	60	5.00%, 10/15/2039	2,658	2,823
6.00%, 03/01/2038	53	58	5.50%, 07/20/2033	1,031	1,102
6.00%, 08/01/2038	475	519	5.50%, 03/20/2034	1,059	1,132
6.00%, 04/01/2039	677	745	5.50%, 05/20/2035	111	119
6.50%, 09/01/2024	141	153	6.00%, 10/15/2023	66	71
6.50%, 08/01/2028	19	20	6.00%, 11/15/2023	11	12
6.50%, 12/01/2028	34	37	6.00%, 11/15/2023	25	27
6.50%, 02/01/2029	18	19	6.00%, 12/15/2023	7	7
6.50%, 03/01/2029	26	28	6.00%, 03/15/2024	11	11
6.50%, 04/01/2029	23	25	6.00%, 04/20/2026	34	36
6.50%, 06/01/2031	69	76	6.00%, 10/20/2028	5	5
6.50%, 06/01/2031	77	84	6.00%, 02/20/2029	62	67
6.50%, 06/01/2031	64	69	6.00%, 09/15/2032	61	65
6.50%, 12/01/2031	2	2	6.00%, 02/15/2033	18	19
6.50%, 01/01/2032	31	33	6.00%, 07/20/2033	824	891
6.50%, 04/01/2032	199	216	6.00%, 08/15/2038	67	72
6.50%, 04/01/2032	20	22	6.50%, 09/15/2023	15	16
6.50%, 08/01/2032	87	95	6.50%, 09/15/2023	3	4
6.50%, 11/01/2032	364	389	6.50%, 09/15/2023	9	10
6.50%, 11/01/2032	100	106	6.50%, 10/15/2023	12	14
6.50%, 02/01/2033	146	159	6.50%, 12/15/2023	8	9
6.50%, 04/01/2036	5	6	6.50%, 12/15/2023	12	13
6.50%, 08/01/2036	49	55	6.50%, 12/15/2023	13	14
6.50%, 08/01/2036	82	93	6.50%, 12/15/2023	3	4
6.50%, 10/01/2036	36	40	6.50%, 01/15/2024	21	23
6.50%, 11/01/2036	27	30	6.50%, 01/15/2024	3	4
6.50%, 07/01/2037	16	17	6.50%, 01/15/2024	2	2
6.50%, 07/01/2037	25	27	6.50%, 01/15/2024	10	11
6.50%, 08/01/2037	395	442	6.50%, 01/15/2024	1	2
6.50%, 08/01/2037	35	38	6.50%, 01/15/2024	4	5
6.50%, 02/01/2038	25	28	6.50%, 03/15/2024	9	9
6.50%, 05/01/2038	4	5	6.50%, 04/15/2024	9	9
7.00%, 05/01/2022	6	6	6.50%, 04/20/2024	5	5
7.00%, 08/01/2028	55	61	6.50%, 07/15/2024	22	24
7.00%, 12/01/2028	58	63	6.50%, 01/15/2026	5	5
7.00%, 07/01/2029	57	63	6.50%, 03/15/2026	7	8
7.00%, 11/01/2031	145	154	6.50%, 07/20/2026	2	2
7.00%, 07/01/2032	127	137	6.50%, 10/20/2028	7	8
7.50%, 12/01/2024	77	81	6.50%, 03/20/2031	54	61
7.50%, 07/01/2029	8	8	6.50%, 04/20/2031	44	50
7.50%, 02/01/2030	65	68	6.50%, 07/15/2031	1	1
7.50%, 01/01/2031	1	1	6.50%, 10/15/2031	10	11
7.50%, 08/01/2032	9	9	6.50%, 07/15/2032	3	3
8.50%, 09/01/2025	1	1	6.50%, 05/20/2034	536	601
9.00%, 09/01/2030	10	11	6.80%, 04/20/2025	27	27
		$613,112	7.00%, 11/15/2022	2	3
Government National Mortgage Association (GNMA) - 8.36%			7.00%, 12/15/2022	20	20
3.00%, 11/15/2042	6,843	6,578	7.00%, 01/15/2023	5	5
3.00%, 11/15/2042	4,662	4,487	7.00%, 01/15/2023	2	2
3.00%, 12/15/2042	4,699	4,529	7.00%, 01/15/2023	7	7
3.00%, 02/15/2043	5,261	5,056	7.00%, 02/15/2023	14	14
3.00%, 09/20/2046	7,396	7,098	7.00%, 07/15/2023	4	4

See accompanying notes.

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 07/15/2023	$5	$5
7.00%, 07/15/2023	5	5
7.00%, 08/15/2023	11	11
7.00%, 10/15/2023	2	2
7.00%, 12/15/2023	10	11
7.00%, 12/15/2023	6	6
7.00%, 01/15/2026	8	8
7.00%, 01/15/2027	11	11
7.00%, 10/15/2027	1	1
7.00%, 10/15/2027	7	7
7.00%, 10/15/2027	1	1
7.00%, 12/15/2027	4	4
7.00%, 12/15/2027	1	1
7.00%, 02/15/2028	1	1
7.00%, 04/15/2028	2	2
7.00%, 06/15/2028	98	104
7.00%, 12/15/2028	58	62
7.00%, 01/15/2029	39	41
7.00%, 03/15/2029	22	22
7.00%, 04/15/2029	8	8
7.00%, 04/15/2029	152	161
7.00%, 05/15/2031	6	7
7.00%, 07/15/2031	1	1
7.00%, 09/15/2031	1	1
7.50%, 12/15/2021	10	10
7.50%, 03/15/2022	5	5
7.50%, 04/15/2022	14	14
7.50%, 04/15/2022	1	1
7.50%, 08/15/2022	1	1
7.50%, 08/15/2022	9	9
7.50%, 08/15/2022	2	2
7.50%, 02/15/2023	5	5
7.50%, 05/15/2023	1	1
7.50%, 05/15/2023	5	5
7.50%, 06/15/2023	3	3
7.50%, 03/15/2024	9	9
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	13	13
7.50%, 05/15/2027	5	5
7.50%, 06/15/2027	8	8
7.50%, 08/15/2029	32	35
7.50%, 10/15/2029	16	16
7.50%, 11/15/2029	43	43
8.00%, 02/15/2022	6	7
8.00%, 04/15/2022	2	2
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	16	16
9.50%, 08/15/2021	10	11
		$123,025
U.S. Treasury - 4.48%
1.13%, 03/31/2020	2,000	1,953
2.00%, 02/15/2025	3,700	3,476
2.13%, 12/31/2022	4,920	4,755
3.13%, 05/15/2021	18,000	18,094
4.25%, 11/15/2040	8,710	9,910
4.50%, 02/15/2036	6,000	6,986
5.25%, 11/15/2028	7,740	9,114
6.25%, 08/15/2023	10,100	11,565
		$65,853
U.S. Treasury Strip - 0.44%
0.00%, 05/15/2020(f),(g)	6,800	6,518
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,029,028
Total Investments		$1,480,126
Other Assets and Liabilities - (0.60)%		(8,827)
TOTAL NET ASSETS - 100.00%		$1,471,299

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,416 or 4.65% of net assets.
(f)	Non-income producing security
(g)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	93.43%
Government	4.92%
Asset Backed Securities	1.21%
Investment Companies	1.04%
Other Assets and Liabilities	(0.60)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$321,517	$306,281		$15,236
	$—		$321,517	$306,281		$15,236

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$253	$—	— $			$—
	$253	$—	— $			$—
Amounts in thousands

See accompanying notes.

Schedule of Investments

Government Money Market Fund

October 31, 2018

INVESTMENT COMPANIES - 7.74%	Shares Held Value (000's)		U.S. GOVERNMENT & GOVERNMENT	Principal
Money Market Funds - 7.74%			AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
DWS Government Money Market Series 2.11%(a)	87,650,000	$87,650	U.S. Treasury Bill (continued)
Goldman Sachs Financial Square Funds -	51,700,000	51,700	2.26%, 01/17/2019	$35,000	$34,831
Government Fund 2.1%(a)					$214,401
Morgan Stanley Institutional Liquidity Funds -	37,000,000	37,000	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Government Portfolio 2.06%(a)			OBLIGATIONS		$214,401
STIT - Government & Agency Portfolio 2.06%(a)	78,000,000	78,000		Maturity
		$254,350	REPURCHASE AGREEMENTS - 25.11%	Amount (000's) Value (000's)
TOTAL INVESTMENT COMPANIES		$254,350	Banks - 25.11%
	Principal		Bank of Montreal Repurchase Agreement;	$100,006	$100,000
BONDS - 60.71%	Amount (000's) Value (000's)		2.17% dated 10/31/2018 maturing 11/1/2018
Finance - Mortgage Loan/Banker - 60.71%			(collateralized by US Government Securities;
Fannie Mae Discount Notes			$102,000,006; 0.00%-3.88%; dated
2.15%, 11/07/2018	$20,000	$19,993	12/27/2018-02/15/2048)
Federal Home Loan Bank Discount Notes			Bank Of New York Mellon Repurchase	150,009	150,000
2.01%, 11/02/2018	115,000	114,993	Agreement; 2.17% dated 10/31/2018 maturing
2.02%, 11/01/2018	71,593	71,593	11/1/2018 (collateralized by US Government
2.04%, 11/07/2018	25,000	24,991	Securities; $153,000,011; 1.50%-2.75%; dated
2.04%, 11/09/2018	50,000	49,977	08/15/2020-12/31/2023)
2.05%, 11/14/2018	65,000	64,952	Barclays Capital Repurchase Agreement;	100,006	100,000
2.10%, 11/28/2018	65,000	64,897	2.19% dated 10/31/2018 maturing 11/1/2018
2.11%, 11/06/2018	60,000	59,983	(collateralized by US Government Securities;
2.12%, 12/05/2018	65,000	64,868	$102,000,034; 0.00%-3.63%; dated
2.13%, 11/13/2018	65,000	64,954	02/15/2019-02/15/2048)
2.14%, 11/29/2018	70,000	69,883	BNP Paribas Repurchase Agreement; 2.19% dated	100,006	100,000
2.15%, 11/05/2018	37,200	37,191	10/31/2018 maturing 11/1/2018 (collateralized
2.15%, 11/16/2018	55,000	54,951	by US Government Securities; $102,000,010;
2.15%, 11/19/2018	60,000	59,936	0.00%-8.13%; dated 11/30/2018-02/15/2046)
2.15%, 11/21/2018	39,000	38,953	Goldman Sachs Repurchase Agreement; 2.18%	100,006	100,000
2.15%, 11/23/2018	65,000	64,915	dated 10/31/2018 maturing 11/1/2018
2.15%, 11/26/2018	60,000	59,910	(collateralized by US Government Securities;
2.15%, 11/27/2018	45,000	44,930	$102,000,000; 0.00%-6.63%;dated
2.15%, 01/02/2019	35,700	35,565	04/15/2021-05/15/2047)
2.16%, 12/04/2018	50,000	49,901	Merrill Lynch Repurchase Agreement; 2.19%	100,006	100,000
2.17%, 11/15/2018	60,000	59,950	dated 10/31/2018 maturing 11/1/2018
2.17%, 12/07/2018	65,000	64,859	(collateralized by US Government Securities;
2.18%, 11/30/2018	65,000	64,888	$102,000,123; 0.00%-8.63%, dated
2.18%, 12/10/2018	40,000	39,905	11/01/2018-03/15/2031)
2.18%, 12/11/2018	70,000	69,831	Mizuho Securities Repurchase Agreement;	100,006	100,000
2.18%, 12/18/2018	50,000	49,858	2.19% dated 10/31/2018 maturing 11/1/2018
2.19%, 12/13/2018	30,000	29,923	(collateralized by US Government Securities;
2.19%, 12/17/2018	39,601	39,490	$102,000,038; 1.30%-3.00%; dated
2.19%, 12/19/2018	14,150	14,109	10/28/2021-10/31/2025)
2.19%, 12/20/2018	25,000	24,926	Royal Bank of Canada Repurchase Agreement;	75,005	75,000
2.20%, 12/12/2018	38,300	38,204	2.17% dated 10/31/2018 maturing 11/1/2018
2.20%, 12/14/2018	25,100	25,034	(collateralized by US Government
2.20%, 12/24/2018	25,000	24,919	Securities; $76,500,057; 0.13%-1.88%; dated
2.22%, 01/10/2019	40,000	39,827	04/15/2019-01/31/2022)
2.23%, 01/04/2019	21,500	21,415			$825,000
2.23%, 01/08/2019	40,000	39,832	TOTAL REPURCHASE AGREEMENTS		$825,000
2.24%, 01/15/2019	35,000	34,837	Total Investments		$3,288,185
2.28%, 01/14/2019	40,000	39,813	Other Assets and Liabilities - (0.08)%		(2,789)
2.30%, 01/23/2019	25,000	24,868	TOTAL NET ASSETS - 100.00%		$3,285,396
Freddie Mac Discount Notes
2.00%, 11/05/2018	20,000	19,996
2.03%, 11/20/2018	60,000	59,934	(a) Current yield shown is as of period end.
2.15%, 12/19/2018	25,834	25,760
2.17%, 12/24/2018	25,000	24,920	Portfolio Summary (unaudited)
		$1,994,434	Sector		Percent
TOTAL BONDS		$1,994,434	Government		67.23%
U.S. GOVERNMENT & GOVERNMENT	Principal		Financial		25.11%
AGENCY OBLIGATIONS - 6.52%	Amount (000's) Value (000's)		Investment Companies		7.74%
U.S. Treasury Bill - 6.52%			Other Assets and Liabilities		(0.08)%
2.06%, 11/08/2018	$50,000	$49,980	TOTAL NET ASSETS		100.00%
2.12%, 12/06/2018	50,000	49,897
2.16%, 12/27/2018	40,000	39,866
2.22%, 01/10/2019	40,000	39,827

See accompanying notes.

Schedule of Investments
High Yield Fund
October 31, 2018

COMMON STOCKS - 0.69%	Shares Held Value (000's)			Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Ogden Corp (a),(b),(c)	5,000,000 $	—	Banks (continued)
Oil & Gas - 0.69%			ING Groep NV
Chaparral Energy Inc - A Shares (a)	810,093	12,281	6.00%, 12/31/2049(j),(k)	$8,430	$8,396
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	94	USD Swap Semi-Annual 5 Year + 4.45%
Chaparral Energy Inc - B Shares (a)	170,356	2,811	Intesa Sanpaolo SpA
Patterson-UTI Energy Inc	338,411	5,631	5.02%, 06/26/2024(g)	5,100	4,496
		$20,817	JPMorgan Chase & Co
TOTAL COMMON STOCKS		$20,817	4.62%, 12/31/2049(j),(k)	10,025	9,279
INVESTMENT COMPANIES - 0.43%	Shares Held Value (000's)		3 Month USD LIBOR + 2.58%
Money Market Funds - 0.43%			Lloyds Banking Group PLC
Principal Government Money Market Fund	12,827,405	12,827	7.50%, 12/31/2049(j),(k)	7,265	7,301
2.05%(e),(f)			USD Swap Semi-Annual 5 Year + 4.50%
TOTAL INVESTMENT COMPANIES		$12,827	Popular Inc
PREFERRED STOCKS - 0.13%	Shares Held Value (000's)		6.13%, 09/14/2023	8,720	8,823
Agriculture - 0.13%					$70,133
Pinnacle Operating Corp 0.00% (a),(c),(d)	11,469,815 $	3,785	Building Materials - 0.61%
TOTAL PREFERRED STOCKS		$3,785	BMC East LLC
	Principal		5.50%, 10/01/2024(g)	9,540	8,944
BONDS- 88.70%	Amount (000's) Value (000's)		JELD-WEN Inc
Aerospace & Defense - 1.86%			4.63%, 12/15/2025(g)	1,760	1,577
Air 2 US			Standard Industries Inc/NJ
8.63%, 10/01/2020(g)	$831	$841	4.75%, 01/15/2028(g)	8,820	7,883
BBA US Holdings Inc					$18,404
5.38%, 05/01/2026(g)	2,890	2,857	Chemicals - 3.22%
Bombardier Inc			Alpha 2 BV
7.50%, 03/15/2025(g)	30,510	30,501	8.75%, PIK 0.00%, 06/01/2023(g),(h),(i)	6,300	6,284
Triumph Group Inc			Aruba Investments Inc
7.75%, 08/15/2025	23,190	21,799	8.75%, 02/15/2023(g)	11,725	11,959
		$55,998	Blue Cube Spinco LLC
Agriculture - 0.40%			9.75%, 10/15/2023	5,350	5,952
Pinnacle Operating Corp			CF Industries Inc
9.00%, 05/15/2023(g)	16,469	11,940	5.15%, 03/15/2034	13,265	12,071
			Consolidated Energy Finance SA
Airlines - 0.07%			6.50%, 05/15/2026(g)	13,785	13,716
American Airlines 2015-1 Class B Pass Through			6.88%, 06/15/2025(g)	20,910	21,302
Trust			GCP Applied Technologies Inc
3.70%, 11/01/2024	2,023	1,977	5.50%, 04/15/2026(g)	5,130	4,963
Automobile Manufacturers - 1.78%			NOVA Chemicals Corp
Allison Transmission Inc			5.25%, 06/01/2027(g)	10,415	9,400
4.75%, 10/01/2027(g)	1,575	1,447	Olin Corp
5.00%, 10/01/2024(g)	7,180	6,969	5.00%, 02/01/2030	3,545	3,183
Jaguar Land Rover Automotive PLC			Starfruit Finco BV / Starfruit US Holdco LLC
3.50%, 03/15/2020(g)	7,400	7,252	8.00%, 10/01/2026(g)	8,150	7,906
4.50%, 10/01/2027(g)	7,565	6,005			$96,736
Mclaren Finance PLC			Coal- 0.29%
5.75%, 08/01/2022(g)	3,010	2,844	Alliance Resource Operating Partners LP /
Navistar International Corp			Alliance Resource Finance Corp
6.63%, 11/01/2025(g)	28,228	28,793	7.50%, 05/01/2025(g)	8,415	8,731
		$53,310
Automobile Parts & Equipment - 0.97%			Commercial Services - 2.16%
			Ahern Rentals Inc
American Axle & Manufacturing Inc			7.38%, 05/15/2023(g)	17,235	15,942
6.25%, 04/01/2025	19,180	18,101	Garda World Security Corp
Dana Inc			8.75%, 05/15/2025(g)	14,630	13,752
5.50%, 12/15/2024	8,530	8,219	Refinitiv US Holdings Inc
IHO Verwaltungs GmbH			6.25%, 05/15/2026(g)	3,295	3,279
4.75%, PIK 5.50%, 09/15/2026(g),(h),(i)	2,985	2,686	8.25%, 11/15/2026(g)	4,745	4,615
		$29,006	TMS International Corp
Banks- 2.34%			7.25%, 08/15/2025(g)	11,135	11,079
Barclays PLC			United Rentals North America Inc
4.84%, 05/09/2028	9,515	8,782	4.63%, 10/15/2025	6,135	5,683
7.75%, 12/31/2049(j),(k)	6,190	6,176	4.88%, 01/15/2028	2,815	2,536
USD Swap Semi-Annual 5 Year + 4.84%			5.88%, 09/15/2026	2,720	2,666
CIT Group Inc			6.50%, 12/15/2026	5,225	5,282
5.00%, 08/15/2022	8,500	8,532			$64,834
5.25%, 03/07/2025	1,270	1,278	Computers - 1.34%
5.80%, 12/31/2049(j),(k)	4,515	4,441	Dell International LLC / EMC Corp
3 Month USD LIBOR + 3.97%			7.13%, 06/15/2024(g)	32,590	34,490
6.13%, 03/09/2028	2,540	2,629

See accompanying notes.

Schedule of Investments High Yield Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Electronics - 0.13%
West Corp			Sensata Technologies BV
8.50%, 10/15/2025(g)	$6,240	$5,632	5.00%, 10/01/2025(g)	$3,905	$3,768
		$40,122	Engineering & Construction - 0.59%
Consumer Products - 0.56%			MasTec Inc
Prestige Brands Inc			4.88%, 03/15/2023	8,705	8,488
6.38%, 03/01/2024(g)	9,095	8,981	Tutor Perini Corp
Spectrum Brands Inc			6.88%, 05/01/2025(g)	9,090	9,101
5.75%, 07/15/2025	8,205	7,980			$17,589
		$16,961	Entertainment - 3.09%
Distribution & Wholesale - 1.13%			Boyne USA Inc
American Builders & Contractors Supply Co Inc			7.25%, 05/01/2025(g)	3,725	3,883
5.75%, 12/15/2023(g)	5,550	5,481	Caesars Resort Collection LLC / CRC Finco Inc
5.88%, 05/15/2026(g)	6,055	5,873	5.25%, 10/15/2025(g)	18,190	16,928
Global Partners LP / GLP Finance Corp			CCM Merger Inc
7.00%, 06/15/2023	10,170	10,132	6.00%, 03/15/2022(g)	11,290	11,488
H&E Equipment Services Inc			Eldorado Resorts Inc
5.63%, 09/01/2025	13,145	12,520	6.00%, 04/01/2025	3,340	3,298
		$34,006	6.00%, 09/15/2026(g)	9,025	8,839
Diversified Financial Services - 4.84%			Enterprise Development Authority/The
Ally Financial Inc			12.00%, 07/15/2024(g)	14,350	13,668
5.75%, 11/20/2025	39,290	40,174	International Game Technology PLC
Avation Capital SA			6.25%, 01/15/2027(g)	2,030	1,992
6.50%, 05/15/2021(g)	5,900	5,915	6.50%, 02/15/2025(g)	11,815	11,963
Credit Acceptance Corp			Scientific Games International Inc
6.13%, 02/15/2021	12,090	12,118	5.00%, 10/15/2025(g)	8,485	7,891
7.38%, 03/15/2023	8,140	8,405	10.00%, 12/01/2022	4,100	4,285
Doric Nimrod Air Finance Alpha Ltd 2012-1			WMG Acquisition Corp
Class B Pass Through Trust			5.00%, 08/01/2023(g)	5,510	5,441
6.50%, 05/30/2021(g)	916	919	5.50%, 04/15/2026(g)	3,205	3,125
E*TRADE Financial Corp					$92,801
5.30%, 12/31/2049(j),(k)	15,680	15,131	Food - 1.84%
3 Month USD LIBOR + 3.16%			Ingles Markets Inc
Lions Gate Capital Holdings LLC			5.75%, 06/15/2023	15,890	15,810
5.88%, 11/01/2024(g)	8,635	8,678	JBS USA LUX SA / JBS USA Finance Inc
Navient Corp			5.75%, 06/15/2025(g)	7,835	7,522
6.13%, 03/25/2024	12,725	12,375	7.25%, 06/01/2021(g)	9,163	9,266
6.63%, 07/26/2021	4,245	4,367	7.25%, 06/01/2021(g)	1,710	1,729
6.75%, 06/15/2026	6,320	6,036	Post Holdings Inc
Springleaf Finance Corp			5.00%, 08/15/2026(g)	18,185	16,776
6.88%, 03/15/2025	21,715	20,792	5.75%, 03/01/2027(g)	4,490	4,288
7.13%, 03/15/2026	2,175	2,061			$55,391
Vantiv LLC / Vantiv Issuer Corp			Forest Products & Paper - 0.20%
4.38%, 11/15/2025(g)	8,780	8,286	Sappi Papier Holding GmbH
		$145,257	7.50%, 06/15/2032(g)	5,985	5,970
Electric - 1.60%			Gas - 0.53%
Clearway Energy Operating LLC			NGL Energy Partners LP / NGL Energy Finance
5.75%, 10/15/2025(g)	4,095	4,034	Corp
Elwood Energy LLC			7.50%, 11/01/2023	16,082	15,780
8.16%, 07/05/2026	6,037	6,625	Healthcare - Products - 1.19%
Indiantown Cogeneration LP			DJO Finance LLC / DJO Finance Corp
9.77%, 12/15/2020	1,197	1,267	8.13%, 06/15/2021(g)	9,190	9,251
NRG Energy Inc			Kinetic Concepts Inc / KCI USA Inc
6.25%, 05/01/2024	12,590	12,853	7.88%, 02/15/2021(g)	9,455	9,668
6.63%, 01/15/2027	1,960	2,029	Universal Hospital Services Inc
7.25%, 05/15/2026	8,070	8,574	7.63%, 08/15/2020	16,905	16,926
Vistra Energy Corp					$35,845
8.13%, 01/30/2026(g)	1,840	1,992	Healthcare - Services - 4.61%
Vistra Operations Co LLC			AHP Health Partners Inc
5.50%, 09/01/2026(g)	10,735	10,574	9.75%, 07/15/2026(g)	9,500	9,666
		$47,948	Centene Corp
Electrical Components & Equipment - 0.27%			4.75%, 05/15/2022	2,695	2,698
Energizer Gamma Acquisition Inc			5.38%, 06/01/2026(g)	6,460	6,557
6.38%, 07/15/2026(g)	3,740	3,740	6.13%, 02/15/2024	9,525	9,954
Energizer Holdings Inc			HCA Inc
5.50%, 06/15/2025(g)	4,600	4,474	4.50%, 02/15/2027	1,680	1,632
		$8,214	4.75%, 05/01/2023	21,400	21,614
			5.00%, 03/15/2024	14,905	15,082

See accompanying notes.

Schedule of Investments High Yield Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Iron & Steel (continued)
HCA Inc (continued)			Commercial Metals Co
5.25%, 04/15/2025	$3,915	$3,998	4.88%, 05/15/2023	$8,468	$8,256
5.25%, 06/15/2026	3,825	3,892			$32,059
5.50%, 06/15/2047	6,070	5,973	Leisure Products & Services - 0.73%
5.88%, 03/15/2022	2,165	2,265	Constellation Merger Sub Inc
MPH Acquisition Holdings LLC			8.50%, 09/15/2025(g)	8,405	8,079
7.13%, 06/01/2024(g)	4,307	4,375	Silversea Cruise Finance Ltd
Polaris Intermediate Corp			7.25%, 02/01/2025(g)	12,855	13,852
8.50%, PIK 9.25%, 12/01/2022(g),(h),(i)	15,050	15,426			$21,931
Tenet Healthcare Corp			Lodging - 1.30%
4.63%, 07/15/2024	13,860	13,359	Jack Ohio Finance LLC / Jack Ohio Finance 1
8.13%, 04/01/2022	1,835	1,911	Corp
WellCare Health Plans Inc			6.75%, 11/15/2021(g)	13,705	14,065
5.25%, 04/01/2025	17,140	17,097	MGM Resorts International
5.38%, 08/15/2026(g)	3,110	3,102	6.00%, 03/15/2023	4,630	4,699
		$138,601	6.63%, 12/15/2021	4,470	4,681
Home Builders - 2.02%			Wynn Las Vegas LLC / Wynn Las Vegas Capital
Century Communities Inc			Corp
5.88%, 07/15/2025	18,005	16,295	5.25%, 05/15/2027(g)	12,065	10,919
Lennar Corp			5.50%, 03/01/2025(g)	5,050	4,804
4.50%, 04/30/2024	4,537	4,300			$39,168
4.75%, 11/15/2022	7,561	7,487	Machinery - Construction & Mining - 0.34%
4.88%, 12/15/2023	5,060	4,940	BlueLine Rental Finance Corp / BlueLine Rental
LGI Homes Inc			LLC
6.88%, 07/15/2026(g)	8,735	8,298	9.25%, 03/15/2024(g)	9,860	10,291
Taylor Morrison Communities Inc / Taylor			Machinery - Diversified - 0.48%
Morrison Holdings II Inc			Cloud Crane LLC
5.63%, 03/01/2024(g)	8,500	8,266	10.13%, 08/01/2024(g)	13,095	14,110
Williams Scotsman International Inc			Mueller Water Products Inc
7.88%, 12/15/2022(g)	10,795	11,092	5.50%, 06/15/2026(g)	300	297
		$60,678			$14,407
Insurance - 3.51%			Media - 7.68%
AssuredPartners Inc			Altice Financing SA
7.00%, 08/15/2025(g)	7,725	7,600	6.63%, 02/15/2023(g)	15,100	14,946
Catlin Insurance Co Ltd			Altice France SA/France
5.42%, 07/29/2049(g),(j)	12,565	12,345	8.13%, 02/01/2027(g)	9,145	9,054
3 Month USD LIBOR + 2.98%			Altice Luxembourg SA
HUB International Ltd			7.75%, 05/15/2022(g)	12,260	11,417
7.00%, 05/01/2026(g)	3,380	3,299	AMC Networks Inc
Liberty Mutual Group Inc			4.75%, 08/01/2025	11,380	10,579
5.24%, 03/07/2067(g)	19,172	18,501	5.00%, 04/01/2024	7,435	7,111
3 Month USD LIBOR + 2.91%			CCO Holdings LLC / CCO Holdings Capital Corp
Voya Financial Inc			5.13%, 05/01/2023(g)	34,210	34,039
5.65%, 05/15/2053(k)	45,717	45,031	5.50%, 05/01/2026(g)	2,840	2,769
3 Month USD LIBOR + 3.58%			CSC Holdings LLC
6.13%, 12/31/2049(j),(k)	6,630	6,589	5.50%, 04/15/2027(g)	3,195	3,067
US Treasury Yield Curve Rate T Note			6.63%, 10/15/2025(g)	4,225	4,426
Constant Maturity 5 Year + 3.36%			10.13%, 01/15/2023(g)	13,135	14,290
XLIT Ltd			DISH DBS Corp
4.89%, 12/31/2049(j)	12,160	11,918	5.88%, 07/15/2022	15,975	15,096
3 Month USD LIBOR + 2.46%			5.88%, 11/15/2024	15,440	13,124
		$105,283	6.75%, 06/01/2021	14,830	14,978
Internet - 1.02%			7.75%, 07/01/2026	8,530	7,634
Netflix Inc			Meredith Corp
4.38%, 11/15/2026	14,505	13,327	6.88%, 02/01/2026(g)	23,720	23,720
Zayo Group LLC / Zayo Capital Inc			Radiate Holdco LLC / Radiate Finance Inc
6.00%, 04/01/2023	16,915	17,253	6.63%, 02/15/2025(g)	3,925	3,670
		$30,580	6.88%, 02/15/2023(g)	4,515	4,334
Iron & Steel - 1.07%			Virgin Media Finance PLC
AK Steel Corp			5.75%, 01/15/2025(g)	5,000	4,819
6.38%, 10/15/2025	8,995	8,006	6.00%, 10/15/2024(g)	2,940	2,875
7.00%, 03/15/2027	3,840	3,398	Virgin Media Secured Finance PLC
7.50%, 07/15/2023	5,570	5,654	5.25%, 01/15/2026(g)	3,965	3,697
7.63%, 10/01/2021	2,465	2,462	Ziggo Bond Co BV
Cleveland-Cliffs Inc			6.00%, 01/15/2027(g)	13,705	12,198
4.88%, 01/15/2024(g)	4,485	4,283	Ziggo BV
			5.50%, 01/15/2027(g)	14,095	12,932
					$230,775

See accompanying notes.

Schedule of Investments
High Yield Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.22%			Oil & Gas (continued)
Park-Ohio Industries Inc			Seven Generations Energy Ltd
6.63%, 04/15/2027	$6,640	$6,590	5.38%, 09/30/2025(g)	$765	$713
Mining - 3.27%			Southwestern Energy Co
Constellium NV			7.75%, 10/01/2027	14,815	15,000
5.88%, 02/15/2026(g)	11,785	10,989	Sunoco LP / Sunoco Finance Corp
6.63%, 03/01/2025(g)	8,550	8,379	4.88%, 01/15/2023(g)	10,615	10,230
First Quantum Minerals Ltd			5.50%, 02/15/2026(g)	8,170	7,782
7.25%, 05/15/2022(g)	6,934	6,622	Ultra Resources Inc
7.50%, 04/01/2025(g)	8,440	7,533	6.88%, 04/15/2022(g)	7,440	4,278
FMG Resources August 2006 Pty Ltd			Unit Corp
5.13%, 03/15/2023(g)	5,950	5,742	6.63%, 05/15/2021	8,600	8,536
5.13%, 05/15/2024(g)	3,885	3,691	Whiting Petroleum Corp
Hudbay Minerals Inc			6.25%, 04/01/2023	7,170	7,260
7.63%, 01/15/2025(g)	6,600	6,633	6.63%, 01/15/2026	2,520	2,517
IAMGOLD Corp			WildHorse Resource Development Corp
7.00%, 04/15/2025(g)	16,560	16,415	6.88%, 02/01/2025	10,535	10,482
Midwest Vanadium Pty Ltd					$224,184
0.00%, 02/15/2018(a),(g)	10,465	1	Oil & Gas Services - 1.26%
Northwest Acquisitions ULC / Dominion Finco			Archrock Partners LP / Archrock Partners Finance
Inc			Corp
7.13%, 11/01/2022(g)	4,050	4,078	6.00%, 10/01/2022	7,955	7,875
Taseko Mines Ltd			Calfrac Holdings LP
8.75%, 06/15/2022(g)	11,715	11,539	8.50%, 06/15/2026(g)	8,080	7,272
Teck Resources Ltd			PHI Inc
3.75%, 02/01/2023	1,525	1,468	5.25%, 03/15/2019	4,375	3,839
6.25%, 07/15/2041	13,000	12,967	USA Compression Partners LP / USA
8.50%, 06/01/2024(g)	2,085	2,262	Compression Finance Corp
		$98,319	6.88%, 04/01/2026(g)	7,980	8,060
Oil & Gas - 7.46%			Weatherford International Ltd
Ascent Resources Utica Holdings LLC / ARU			4.50%, 04/15/2022	3,855	2,872
Finance Corp			8.25%, 06/15/2023	5,345	4,076
7.00%, 11/01/2026(g)	6,360	6,169	9.88%, 02/15/2024	4,975	3,880
10.00%, 04/01/2022(g)	8,256	9,092			$37,874
Chesapeake Energy Corp			Packaging & Containers - 3.71%
7.00%, 10/01/2024	11,205	10,967	ARD Finance SA
8.00%, 01/15/2025	8,930	9,042	7.13%, PIK 7.88%, 09/15/2023(h),(i)	8,785	8,516
8.00%, 06/15/2027	11,010	10,941	ARD Securities Finance SARL
Chesapeake Oil Op/Fin Escrow Shares			8.75%, PIK 8.75%, 01/31/2023(g),(h),(i)	1,820	1,747
0.00%, 11/15/2019(a),(b),(c)	11,835	—	Ardagh Packaging Finance PLC / Ardagh
CrownRock LP / CrownRock Finance Inc			Holdings USA Inc
5.63%, 10/15/2025(g)	9,680	9,208	6.00%, 02/15/2025(g)	16,190	15,178
Endeavor Energy Resources LP / EER Finance			BWAY Holding Co
Inc			5.50%, 04/15/2024(g)	2,015	1,934
5.50%, 01/30/2026(g)	7,665	7,876	7.25%, 04/15/2025(g)	19,130	18,174
EP Energy LLC / Everest Acquisition Finance Inc			Crown Americas LLC / Crown Americas Capital
7.75%, 05/15/2026(g)	2,770	2,770	Corp V
8.00%, 11/29/2024(g)	10,150	9,795	4.25%, 09/30/2026	2,000	1,815
Extraction Oil & Gas Inc			Crown Americas LLC / Crown Americas Capital
7.38%, 05/15/2024(g)	8,405	7,880	Corp VI
Gulfport Energy Corp			4.75%, 02/01/2026(g)	8,490	8,012
6.38%, 05/15/2025	8,585	8,156	Crown Cork & Seal Co Inc
Halcon Resources Corp			7.38%, 12/15/2026	16,099	17,226
6.75%, 02/15/2025	7,385	6,720	Flex Acquisition Co Inc
Hess Infrastructure Partners LP / Hess			6.88%, 01/15/2025(g)	16,340	15,278
Infrastructure Partners Finance Corp			Reynolds Group Issuer Inc / Reynolds
5.63%, 02/15/2026(g)	10,520	10,546	Group Issuer LLC / Reynolds Group Issuer
Jagged Peak Energy LLC			(Luxembourg) S.A.
5.88%, 05/01/2026(g)	8,305	8,097	5.13%, 07/15/2023(g)	15,260	14,917
MEG Energy Corp			5.94%, 07/15/2021(g)	6,620	6,686
6.50%, 01/15/2025(g)	9,505	9,838	3 Month USD LIBOR + 3.50%
Nabors Industries Inc			7.00%, 07/15/2024(g)	1,950	1,951
5.75%, 02/01/2025	8,415	7,766			$111,434
Oasis Petroleum Inc			Pharmaceuticals - 0.77%
6.25%, 05/01/2026(g)	6,270	6,160	Bausch Health Cos Inc
6.88%, 01/15/2023	11,825	11,928	5.50%, 03/01/2023(g)	8,040	7,618
Sanchez Energy Corp			5.50%, 11/01/2025(g)	2,355	2,308
7.25%, 02/15/2023(g)	4,840	4,435	5.63%, 12/01/2021(g)	6,525	6,419
			5.88%, 05/15/2023(g)	3,330	3,176

See accompanying notes.

Schedule of Investments High Yield Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Semiconductors - 0.39%
Bausch Health Cos Inc/US			Sensata Technologies UK Financing Co PLC
8.50%, 01/31/2027(g)	$3,450	$3,510	6.25%, 02/15/2026(g)	$11,500	$11,701
		$23,031	Software - 0.60%
Pipelines - 1.25%			Epicor Software Corp
Antero Midstream Partners LP / Antero			9.65%, 06/30/2023(g)	5,658	5,686
Midstream Finance Corp			3 Month USD LIBOR + 7.25%
5.38%, 09/15/2024	5,790	5,645	IQVIA Inc
Cheniere Corpus Christi Holdings LLC			5.00%, 10/15/2026(g)	12,855	12,389
5.13%, 06/30/2027	7,895	7,737			$18,075
NuStar Logistics LP			Telecommunications - 8.01%
5.63%, 04/28/2027	10,009	9,571	Embarq Corp
Summit Midstream Holdings LLC / Summit			8.00%, 06/01/2036	8,035	7,653
Midstream Finance Corp			Frontier Communications Corp
5.75%, 04/15/2025	8,665	8,297	8.50%, 04/01/2026(g)	20,540	19,077
Targa Resources Partners LP / Targa Resources			11.00%, 09/15/2025	12,760	9,347
Partners Finance Corp			Goodman Networks Inc
5.88%, 04/15/2026(g)	6,382	6,414	8.00%, 05/11/2022	4,557	2,279
		$37,664	GTT Communications Inc
Private Equity - 0.63%			7.88%, 12/31/2024(g)	12,850	12,079
Icahn Enterprises LP / Icahn Enterprises Finance			Intelsat Jackson Holdings SA
Corp			5.50%, 08/01/2023	16,140	14,445
5.88%, 02/01/2022	7,100	7,101	8.00%, 02/15/2024(g)	3,235	3,385
6.25%, 02/01/2022	5,585	5,638	8.50%, 10/15/2024(g)	9,715	9,545
6.38%, 12/15/2025	6,240	6,201	Intelsat Luxembourg SA
		$18,940	7.75%, 06/01/2021	8,340	7,881
REITs- 1.70%			Level 3 Financing Inc
Equinix Inc			5.13%, 05/01/2023	4,440	4,407
5.38%, 05/15/2027	255	252	5.38%, 01/15/2024	11,395	11,281
5.88%, 01/15/2026	15,400	15,669	Level 3 Parent LLC
Iron Mountain Inc			5.75%, 12/01/2022	5,470	5,455
4.38%, 06/01/2021(g)	6,430	6,398	Sprint Capital Corp
5.25%, 03/15/2028(g)	385	346	8.75%, 03/15/2032	14,640	15,994
Iron Mountain US Holdings Inc			Sprint Communications Inc
5.38%, 06/01/2026(g)	9,655	8,883	6.00%, 11/15/2022	13,755	13,884
iStar Inc			7.00%, 08/15/2020	12,300	12,730
5.25%, 09/15/2022	10,095	9,767	Sprint Corp
MGM Growth Properties Operating Partnership			7.13%, 06/15/2024	8,840	9,039
LP / MGP Finance Co-Issuer Inc			7.63%, 03/01/2026	3,110	3,234
5.63%, 05/01/2024	9,715	9,727	7.88%, 09/15/2023	14,995	16,007
		$51,042	Telecom Italia Capital SA
Retail - 2.46%			6.38%, 11/15/2033	3,120	2,855
1011778 BC ULC / New Red Finance Inc			Telecom Italia SpA/Milano
5.00%, 10/15/2025(g)	19,755	18,520	5.30%, 05/30/2024(g)	13,065	12,314
Claire's Stores Inc			T-Mobile USA Inc
0.00%, 03/15/2019(a),(g)	6,962	4,456	4.00%, 04/15/2022	6,740	6,656
Golden Nugget Inc			4.50%, 02/01/2026	3,515	3,290
6.75%, 10/15/2024(g)	15,595	15,556	5.13%, 04/15/2025	13,770	13,563
IRB Holding Corp			6.00%, 04/15/2024	300	307
6.75%, 02/15/2026(g)	8,665	8,297	6.50%, 01/15/2024	4,025	4,166
JC Penney Corp Inc			6.50%, 01/15/2026	11,120	11,704
8.63%, 03/15/2025(g)	3,065	1,992	Wind Tre SpA
KFC Holding Co/Pizza Hut Holdings LLC/Taco			5.00%, 01/20/2026(g)	9,495	8,082
Bell of America LLC					$240,659
5.00%, 06/01/2024(g)	9,495	9,365	Transportation - 2.18%
5.25%, 06/01/2026(g)	7,420	7,290	Eletson Holdings Inc / Eletson Finance US LLC /
L Brands Inc			Agathonissos Finance LLC
6.88%, 11/01/2035	9,945	8,453	9.62%, 01/15/2022(h)	18,905	7,751
		$73,929	Navios Maritime Acquisition Corp / Navios
Savings & Loans - 0.00%			Acquisition Finance US Inc
Washington Mutual Bank / Henderson NV			8.13%, 11/15/2021(g)	31,710	26,597
0.00%, 06/15/2011(a),(b),(c)	3,500	—	Navios Maritime Holdings Inc / Navios Maritime
0.00%, 01/15/2013(a),(b),(c)	3,000	—	Finance II US Inc
0.00%, 01/15/2015(a),(b),(c)	2,000	—	7.38%, 01/15/2022(g)	16,245	12,265
3 Month USD LIBOR + 0.65%			11.25%, 08/15/2022(g)	12,760	11,101
		$—	Navios South American Logistics Inc / Navios
			Logistics Finance US Inc
			7.25%, 05/01/2022(g)	8,470	7,877
					$65,591

See accompanying notes.

Schedule of Investments High Yield Fund October 31, 2018

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Trucking & Leasing - 1.02%				Entertainment - 0.14%
Avolon Holdings Funding Ltd				CCM Merger Inc
5.13%, 10/01/2023(g)		$4,825	$4,735	4.55%, 08/06/2021(l)	$4,102	$4,105
5.50%, 01/15/2023(g)		5,190	5,164	US LIBOR + 2.25%
DAE Funding LLC				Environmental Control - 0.10%
4.50%, 08/01/2022(g)		5,235	5,104	Filtration Group Corp
5.00%, 08/01/2024(g)		11,790	11,495	5.30%, 03/31/2025(l)	2,950	2,961
Park Aerospace Holdings Ltd				US LIBOR + 3.00%
5.50%, 02/15/2024(g)		4,040	4,001	Food - 0.10%
			$30,499	Post Holdings Inc
TOTAL BONDS			$2,664,026	4.29%, 05/24/2024(l)	2,857	2,852
	Principal			US LIBOR + 2.00%
CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)			Healthcare - Products - 0.16%
Food - 0.00%				Kinetic Concepts Inc
Fresh Express Delivery Holding Group Co Ltd				5.64%, 02/02/2024(l)	4,804	4,817
0.00%, 11/09/2009(a),(b),(c)	HKD	46,500	—	US LIBOR + 3.25%
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—	Healthcare - Services - 0.24%
			$—	MPH Acquisition Holdings LLC
TOTAL CONVERTIBLE BONDS			$—
SENIOR FLOATING RATE INTERESTS	Principal			5.14%, 06/07/2023(l)	7,357	7,333
- 8.70%	Amount (000's) Value (000's)			US LIBOR + 3.00%
Aerospace & Defense - 0.27%				Insurance - 1.03%
TransDigm Inc				Asurion LLC
4.80%, 08/22/2024(l)		$4,827	$4,802	5.30%, 11/03/2023(l)	5,176	5,178
US LIBOR + 2.50%				US LIBOR + 3.00%
4.80%, 05/30/2025(l)		3,333	3,313	8.80%, 08/04/2025(l)	12,380	12,699
US LIBOR + 2.50%				US LIBOR + 6.50%
			$8,115	Genworth Holdings Inc
				6.83%, 03/07/2023(l)	8,074	8,231
Automobile Manufacturers - 0.44%				US LIBOR + 4.50%
Navistar Financial Corp				HUB International Ltd
6.06%, 07/30/2025(l)		7,735	7,755	5.49%, 04/25/2025(l)	4,858	4,841
US LIBOR + 3.75%				US LIBOR + 3.00%
Navistar Inc						$30,949
6.10%, 11/06/2024(l)		5,459	5,463
US LIBOR + 3.50%				Lodging - 0.06%
			$13,218	Golden Nugget LLC
				5.23%, 10/04/2023(l)	1,736	1,737
Chemicals - 0.28%				US LIBOR + 2.75%
Emerald Performance Materials LLC
10.05%, 08/01/2022(l)		8,475	8,471	Media - 0.45%
US LIBOR + 6.75%				CSC Holdings LLC
				4.78%, 01/25/2026(l)	3,219	3,212
Commercial Services - 0.46%				US LIBOR + 2.50%
Garda World Security Corp				Univision Communications Inc
5.83%, 05/24/2024(l)		4,043	4,054	5.05%, 03/15/2024(l)	10,796	10,349
US LIBOR + 3.50%				US LIBOR + 2.75%
Refinitiv US Holdings Inc						$13,561
6.05%, 09/18/2025(l)		9,995	9,887
US LIBOR + 3.75%				Oil & Gas - 0.65%
			$13,941	California Resources Corp
				7.04%, 12/31/2022(l)	7,570	7,671
Computers - 0.10%				US LIBOR + 4.75%
McAfee LLC				12.67%, 12/31/2021(l)	10,680	11,881
10.79%, 09/29/2025(l)		2,890	2,935	US LIBOR + 10.37%
US LIBOR + 8.50%						$19,552
Consumer Products - 0.20%				Packaging & Containers - 0.29%
Prestige Brands Inc				Caraustar Industries Inc
4.30%, 01/26/2024(l)		6,073	6,079	7.89%, 03/14/2022(l)	8,703	8,729
US LIBOR + 2.00%				US LIBOR + 5.50%
Diversified Financial Services - 0.68%				Pharmaceuticals - 0.58%
Lions Gate Capital Holdings LLC				Bausch Health Cos Inc
4.55%, 03/24/2025(l)		5,492	5,468	5.27%, 05/19/2025(l)	17,428	17,424
US LIBOR + 2.25%				US LIBOR + 3.00%
Russell Investments US Institutional Holdco Inc
5.55%, 06/01/2023(l)		14,817	14,827	REITs - 0.22%
US LIBOR + 3.25%				iStar Inc
			$20,295	5.03%, 06/28/2023(l)	6,506	6,506
				US LIBOR + 2.75%
Electrical Components & Equipment - 0.04%				Retail - 0.78%
Energizer Holdings Inc
0.00%, 06/20/2025(l),(m)		1,120	1,121	Academy Ltd
US LIBOR + 2.25%				6.26%, 07/01/2022(l)	11,688	8,686
				US LIBOR + 4.00%

See accompanying notes.

Schedule of Investments High Yield Fund October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		(e) Affiliated Security. Security is either an affiliate (and registered under the
(continued)	Amount (000’s)	Value (000’s)	Investment Company Act of 1940) or an affiliate as defined by the Investment
Retail (continued)			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
IRB Holding Corp			voting shares of the security). Please see affiliated sub-schedule for
5.46%, 01/17/2025(l)	$4,165	$4,152	transactional information.
US LIBOR + 3.25%			(f) Current yield shown is as of period end.
PetSmart Inc			(g) Security exempt from registration under Rule 144A of the Securities Act of
0.00%, 03/11/2022(l),(m)	12,637	10,683	1933. These securities may be resold in transactions exempt from registration,
US LIBOR + 3.00%			normally to qualified institutional buyers. At the end of the period, the value of
		$23,521	these securities totaled $1,472,176 or 49.02% of net assets.
Telecommunications - 1.43%			(h) Certain variable rate securities are not based on a published reference rate
Avaya Inc			and spread but are determined by the issuer or agent and are based on current
6.53%, 12/16/2024(l)	16,009	16,057	market conditions. These securities do not indicate a reference rate and
US LIBOR + 4.25%			spread in their description. Rate shown is the rate in effect as of period end.
Level 3 Parent LLC			(i) Payment in kind; the issuer has the option of paying additional securities in
4.47%, 02/22/2024(l)	3,140	3,142	lieu of cash.
US LIBOR + 2.25%			(j) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Maxar Technologies Ltd			but they may be called by the issuer at an earlier date. Rate shown is as of
5.15%, 10/05/2024(l)	19,958	19,300	period end.
US LIBOR + 2.75%			(k) Rate shown is as of period end. The rate may be a variable or floating rate or
West Corp			a fixed rate which may convert to a variable or floating rate in the future.
6.53%, 10/10/2024(l)	4,573	4,546	(l) Rate information disclosed is based on an average weighted rate of the
US LIBOR + 4.00%			underlying tranches as of period end.
		$43,045	(m) This Senior Floating Rate Note will settle after October 31, 2018, at which
TOTAL SENIOR FLOATING RATE INTERESTS		$261,267	time the interest rate will be determined.
Total Investments		$2,962,722
Other Assets and Liabilities - 1.35%		40,538	Portfolio Summary (unaudited)
TOTAL NET ASSETS - 100.00%		$3,003,260	Sector	Percent
			Communications	18.59%
(a) Non-income producing security			Consumer, Cyclical	14.97%
(b)	The value of these investments was determined using significant unobservable		Financial	14.95%
inputs.			Consumer, Non-cyclical	13.40%
(c)	Fair value of these investments is determined in good faith by the Manager		Industrial	12.11%
under procedures established and periodically reviewed by the Board of			Energy	11.60%
Directors. Certain inputs used in the valuation may be unobservable; however,			Basic Materials	8.04%
each security is evaluated individually for purposes of ASC 820 which results			Technology	2.43%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Utilities	2.13%
the end of the period, the fair value of these securities totaled $3,879 or 0.13%			Investment Companies	0.43%
of net assets.			Other Assets and Liabilities	1.35%
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more		TOTAL NET ASSETS	100.00%
information.

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$911,211	$898,384		$12,827
	$—		$911,211	$898,384		$12,827

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$787	$—	— $			$—
	$787	$—	— $			$—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Chaparral Energy Inc - A Shares	04/06/2017	$74	$94	0.00%
Pinnacle Operating Corp	03/09/2017	5,569	3,785	0.13%
Total			$3,879	0.13%
Amounts in thousands.

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Oil & Gas - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Sabine Oil & Gas Holdings Inc	239	$10	Aerospace & Defense (continued)
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	5	TransDigm Inc (continued)
Sabine Oil & Gas Holdings Inc - Warrants (a)	135	1	6.50%, 07/15/2024	$2,451	$2,478
		$16	6.50%, 05/15/2025	1,554	1,548
Retail - 0.00%			TransDigm UK Holdings PLC
Neebo, Inc - Warrants (a),(b)	3,508	—	6.88%, 05/15/2026(g)	625	623
Neebo, Inc - Warrants (a),(b)	7,519	—	Triumph Group Inc
		$—	4.88%, 04/01/2021	550	518
Software - 0.00%			5.25%, 06/01/2022	2,255	2,086
Avaya Holdings Corp (a)	23	—	7.75%, 08/15/2025	1,331	1,251
Telecommunications - 0.00%					$51,134
Goodman Networks Inc (a),(c),(d)	15,207	—	Agriculture - 0.03%
TOTAL COMMON STOCKS		$16	Pyxus International Inc
INVESTMENT COMPANIES - 5.81%	Shares Held Value (000's)		9.88%, 07/15/2021	200	191
Money Market Funds - 5.81%			Vector Group Ltd
Principal Government Money Market Fund	218,557,561	218,558	6.13%, 02/01/2025(g)	1,000	910
2.05%(e),(f)					$1,101
TOTAL INVESTMENT COMPANIES		$218,558	Airlines - 0.12%
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)		Air Canada
Telecommunications - 0.00%			7.75%, 04/15/2021(g)	250	267
Goodman Networks Inc 0.00% (a),(c),(d)	18,092	$13	American Airlines Group Inc
TOTAL PREFERRED STOCKS		$13	4.63%, 03/01/2020(g)	300	300
	Principal		UAL 2007-1 Pass Through Trust
BONDS - 84.24%	Amount (000's) Value (000's)		6.64%, 01/02/2024	236	247
			United Continental Holdings Inc
Advertising - 0.35%			4.25%, 10/01/2022	500	491
Acosta Inc			5.00%, 02/01/2024	1,737	1,700
7.75%, 10/01/2022(g)	$1,980	$653	6.00%, 12/01/2020	1,009	1,046
Lamar Media Corp			Virgin Australia Holdings Ltd
5.00%, 05/01/2023	1,070	1,068	7.88%, 10/15/2021(g)	200	197
5.38%, 01/15/2024	506	507	8.50%, 11/15/2019(g)	300	303
5.75%, 02/01/2026	1,331	1,338			$4,551
MDC Partners Inc
6.50%, 05/01/2024(g)	1,135	931	Apparel - 0.11%
Outfront Media Capital LLC / Outfront Media			Hanesbrands Inc
Capital Corp			4.63%, 05/15/2024(g)	1,850	1,771
5.25%, 02/15/2022	980	987	4.88%, 05/15/2026(g)	1,250	1,184
5.63%, 02/15/2024	2,779	2,783	Levi Strauss & Co
5.88%, 03/15/2025	4,780	4,798	5.00%, 05/01/2025	150	148
		$13,065	Under Armour Inc
			3.25%, 06/15/2026	500	439
Aerospace & Defense - 1.36%			William Carter Co/The
Arconic Inc			5.25%, 08/15/2021	500	502
5.13%, 10/01/2024	3,720	3,685	Wolverine World Wide Inc
5.40%, 04/15/2021	295	298	5.00%, 09/01/2026(g)	80	77
5.87%, 02/23/2022	298	302			$4,121
5.90%, 02/01/2027	129	128
5.95%, 02/01/2037	771	744	Automobile Manufacturers - 0.68%
6.15%, 08/15/2020	125	129	Allison Transmission Inc
6.75%, 01/15/2028	876	853	4.75%, 10/01/2027(g)	25	23
BBA US Holdings Inc			5.00%, 10/01/2024(g)	1,500	1,456
5.38%, 05/01/2026(g)	2,705	2,675	Aston Martin Capital Holdings Ltd
Bombardier Inc			6.50%, 04/15/2022(g)	1,674	1,645
5.75%, 03/15/2022(g)	300	297	BCD Acquisition Inc
6.00%, 10/15/2022(g)	2,025	1,987	9.63%, 09/15/2023(g)	12,828	13,533
6.13%, 01/15/2023(g)	2,442	2,411	Deck Chassis Acquisition Inc
7.50%, 12/01/2024(g)	400	407	10.00%, 06/15/2023(g)	68	70
7.50%, 03/15/2025(g)	2,898	2,897	Fiat Chrysler Automobiles NV
7.75%, 03/15/2020(g)	569	590	4.50%, 04/15/2020	1,900	1,905
8.75%, 12/01/2021(g)	1,000	1,075	5.25%, 04/15/2023	1,867	1,858
KLX Inc			General Motors Co
5.88%, 12/01/2022(g)	925	953	0.00%, 12/01/2020(a),(b),(c),(d)	25	—
Moog Inc			0.00%, 12/01/2020(a),(b),(c),(d)	50	—
5.25%, 12/01/2022(g)	30	30	0.00%, 07/15/2023(a),(b),(c),(d)	1,000	—
Pioneer Holdings LLC / Pioneer Finance Corp			0.00%, 09/01/2025(a),(b),(c),(d)	700	—
9.00%, 11/01/2022(g)	100	102	0.00%, 05/01/2028(a),(b),(c),(d)	150	—
TransDigm Inc			0.00%, 03/06/2032(a),(b),(c),(d)	75	—
5.50%, 10/15/2020	100	100	0.00%, 07/15/2033(a),(b),(c),(d)	100	—
6.00%, 07/15/2022	1,378	1,385	0.00%, 07/15/2033(a),(b),(c),(d)	5,050	—
6.38%, 06/15/2026	22,023	21,582	0.00%, 03/15/2036(a),(b),(c),(d)	725	—

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
Jaguar Land Rover Automotive PLC			Dresdner Funding Trust I
3.50%, 03/15/2020(g)	$200	$196	8.15%, 06/30/2031(g)	$850	$1,054
4.25%, 11/15/2019(g)	250	249	Freedom Mortgage Corp
4.50%, 10/01/2027(g)	960	762	8.25%, 04/15/2025(g)	900	833
Navistar International Corp			Intesa Sanpaolo SpA
6.63%, 11/01/2025(g)	1,600	1,632	5.02%, 06/26/2024(g)	1,750	1,543
Tesla Inc			5.71%, 01/15/2026(g)	1,200	1,065
5.30%, 08/15/2025(g)	1,930	1,715	RBS Capital Trust II
Wabash National Corp			6.43%, 12/29/2049(j),(k)	150	179
5.50%, 10/01/2025(g)	392	353	3 Month USD LIBOR + 1.94%
		$25,397	Royal Bank of Scotland Group PLC
Automobile Parts & Equipment - 0.43%			7.65%, 08/29/2049(j),(k)	700	873
Adient Global Holdings Ltd			3 Month USD LIBOR + 2.50%
4.88%, 08/15/2026(g)	1,500	1,286	Standard Chartered PLC
American Axle & Manufacturing Inc			7.01%, 07/29/2049(g),(j),(k)	600	621
6.25%, 04/01/2025	1,083	1,022	3 Month USD LIBOR + 1.46%
6.25%, 03/15/2026	649	613	Synovus Financial Corp
6.50%, 04/01/2027	802	763	5.75%, 12/15/2025(k)	500	511
6.63%, 10/15/2022	134	136	3 Month USD LIBOR + 4.18%
Cooper Tire & Rubber Co			UniCredit SpA
8.00%, 12/15/2019	100	104	5.86%, 06/19/2032(g),(k)	1,250	1,069
Cooper-Standard Automotive Inc			USD Swap Rate NY 5 Year + 3.70%
5.63%, 11/15/2026(g)	626	592			$38,627
Dana Financing Luxembourg Sarl			Beverages - 0.07%
5.75%, 04/15/2025(g)	910	874	Ajecorp BV
6.50%, 06/01/2026(g)	537	532	6.50%, 05/14/2022(g)	200	151
Dana Inc			Cott Holdings Inc
6.00%, 09/15/2023	6	6	5.50%, 04/01/2025(g)	2,505	2,386
Delphi Technologies PLC					$2,537
5.00%, 10/01/2025(g)	1,150	1,038	Biotechnology - 0.04%
Goodyear Tire & Rubber Co/The			Concordia International Corp
4.88%, 03/15/2027	755	672	8.00%, 09/06/2024	91	89
5.00%, 05/31/2026	700	637	Sotera Health Topco Inc
5.13%, 11/15/2023	2,500	2,452	8.13%, PIK 8.88%, 11/01/2021(g),(h),(i)	1,310	1,287
IHO Verwaltungs GmbH					$1,376
4.13%, PIK 4.88%, 09/15/2021(g),(h),(i)	200	194	Building Materials - 0.55%
4.50%, PIK 5.25%, 09/15/2023(g),(h),(i)	3,580	3,334	American Woodmark Corp
4.75%, PIK 5.50%, 09/15/2026(g),(h),(i)	950	855	4.88%, 03/15/2026(g)	1,000	929
Tenneco Inc			BMC East LLC
5.00%, 07/15/2026	434	360	5.50%, 10/01/2024(g)	240	225
ZF North America Capital Inc			Boise Cascade Co
4.00%, 04/29/2020(g)	824	824	5.63%, 09/01/2024(g)	165	162
		$16,294	Builders FirstSource Inc
Banks- 1.03%			5.63%, 09/01/2024(g)	1,775	1,655
Barclays PLC			CPG Merger Sub LLC
4.38%, 09/11/2024	2,700	2,576	8.00%, 10/01/2021(g)	910	910
4.84%, 05/09/2028	2,550	2,354	Griffon Corp
5.20%, 05/12/2026	2,300	2,232	5.25%, 03/01/2022	1,050	984
CIT Group Inc			James Hardie International Finance DAC
4.13%, 03/09/2021	6,890	6,873	5.00%, 01/15/2028(g)	700	635
4.75%, 02/16/2024	3,265	3,216	JELD-WEN Inc
5.00%, 08/15/2022	6,009	6,032	4.63%, 12/15/2025(g)	1,280	1,147
5.00%, 08/01/2023	905	907	4.88%, 12/15/2027(g)	531	462
5.25%, 03/07/2025	1,475	1,484	Louisiana-Pacific Corp
5.38%, 05/15/2020	873	897	4.88%, 09/15/2024	6	6
Citigroup Capital III			Masonite International Corp
7.63%, 12/01/2036	500	626	5.63%, 03/15/2023(g)	951	945
Citizens Financial Group Inc			5.75%, 09/15/2026(g)	220	209
5.50%, 12/31/2049(j),(k)	250	252	Northwest Hardwoods Inc
3 Month USD LIBOR + 3.96%			7.50%, 08/01/2021(g)	223	192
Deutsche Bank AG			Omnimax International Inc
4.30%, 05/24/2028(k)	750	676	12.00%, 08/15/2020(g)	100	104
USD Swap Semi-Annual 5 Year + 2.25%			St Marys Cement Inc Canada
4.50%, 04/01/2025	1,800	1,649	5.75%, 01/28/2027(g)	675	668
Deutsche Bank AG/New York NY			Standard Industries Inc/NJ
4.88%, 12/01/2032(k)	1,300	1,105	4.75%, 01/15/2028(g)	500	447
USD Swap Rate NY 5 Year + 2.55%			5.00%, 02/15/2027(g)	1,150	1,049
			5.38%, 11/15/2024(g)	2,525	2,424

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Building Materials (continued)			Chemicals (continued)
Standard Industries Inc/NJ (continued)			Perstorp Holding AB
5.50%, 02/15/2023(g)	$1,400	$1,372	8.50%, 06/30/2021(g)	$225	$233
6.00%, 10/15/2025(g)	765	753	11.00%, 09/30/2021(g)	200	216
Summit Materials LLC / Summit Materials			Platform Specialty Products Corp
Finance Corp			5.88%, 12/01/2025(g)	2,550	2,423
5.13%, 06/01/2025(g)	508	455	6.50%, 02/01/2022(g)	1,000	1,014
6.13%, 07/15/2023	920	890	PolyOne Corp
US Concrete Inc			5.25%, 03/15/2023	855	855
6.38%, 06/01/2024	1,478	1,376	PQ Corp
USG Corp			6.75%, 11/15/2022(g)	2,575	2,652
4.88%, 06/01/2027(g)	1,100	1,103	Rain CII Carbon LLC / CII Carbon Corp
5.50%, 03/01/2025(g)	1,415	1,429	7.25%, 04/01/2025(g)	1,432	1,443
		$20,531	Rayonier AM Products Inc
Chemicals - 2.78%			5.50%, 06/01/2024(g)	840	785
Ashland LLC			SPCM SA
4.75%, 08/15/2022	405	402	4.88%, 09/15/2025(g)	850	786
6.88%, 05/15/2043	500	506	Starfruit Finco BV / Starfruit US Holdco LLC
Axalta Coating Systems LLC			8.00%, 10/01/2026(g)	1,325	1,285
4.88%, 08/15/2024(g)	1,380	1,302	TPC Group Inc
Blue Cube Spinco LLC			8.75%, 12/15/2020(g)	550	539
9.75%, 10/15/2023	875	973	Trinseo Materials Operating SCA / Trinseo
10.00%, 10/15/2025	1,038	1,176	Materials Finance Inc
CF Industries Inc			5.38%, 09/01/2025(g)	1,018	941
3.45%, 06/01/2023	1,200	1,137	Tronox Finance PLC
4.95%, 06/01/2043	1,000	845	5.75%, 10/01/2025(g)	380	333
5.15%, 03/15/2034	687	625	Tronox Inc
5.38%, 03/15/2044	1,696	1,492	6.50%, 04/15/2026(g)	1,075	981
7.13%, 05/01/2020	777	808	Valvoline Inc
Chemours Co/The			4.38%, 08/15/2025	323	298
5.38%, 05/15/2027	592	551	5.50%, 07/15/2024	450	447
6.63%, 05/15/2023	1,602	1,638	Venator Finance Sarl / Venator Materials LLC
7.00%, 05/15/2025	2,000	2,060	5.75%, 07/15/2025(g)	15	13
Consolidated Energy Finance SA			Versum Materials Inc
6.88%, 06/15/2025(g)	600	611	5.50%, 09/30/2024(g)	360	356
Cornerstone Chemical Co			WR Grace & Co-Conn
6.75%, 08/15/2024(g)	14,087	13,682	5.13%, 10/01/2021(g)	4,200	4,232
CVR Partners LP / CVR Nitrogen Finance Corp			5.63%, 10/01/2024(g)	60	61
9.25%, 06/15/2023(g)	300	316			$104,765
GCP Applied Technologies Inc			Coal - 0.64%
5.50%, 04/15/2026(g)	600	581	Cloud Peak Energy Resources LLC / Cloud Peak
HB Fuller Co			Energy Finance Corp
4.00%, 02/15/2027	350	302	12.00%, 11/01/2021	1,194	1,010
Hexion Inc			CONSOL Energy Inc
6.63%, 04/15/2020	22,741	20,126	11.00%, 11/15/2025(g)	295	331
10.38%, 02/01/2022(g)	550	492	Foresight Energy LLC / Foresight Energy Finance
10.00%, 04/15/2020	11,846	11,076	Corp
Huntsman International LLC			11.50%, 04/01/2023(g)	20,770	18,433
4.88%, 11/15/2020	3,860	3,885	Peabody Energy Corp
5.13%, 11/15/2022	5,506	5,554	6.00%, 03/31/2022(g)	461	459
INEOS Group Holdings SA			6.38%, 03/31/2025(g)	1,100	1,100
5.63%, 08/01/2024(g)	800	764	SunCoke Energy Partners LP / SunCoke Energy
Kraton Polymers LLC / Kraton Polymers Capital			Partners Finance Corp
Corp			7.50%, 06/15/2025(g)	1,850	1,882
7.00%, 04/15/2025(g)	900	844	Warrior Met Coal Inc
Momentive Performance Materials Inc			8.00%, 11/01/2024(g)	1,000	1,028
3.88%, 10/24/2021	1,095	1,174			$24,243
NOVA Chemicals Corp			Commercial Services - 2.96%
4.88%, 06/01/2024(g)	2,660	2,444	ACE Cash Express Inc
5.00%, 05/01/2025(g)	1,975	1,807	12.00%, 12/15/2022(g)	5	5
5.25%, 08/01/2023(g)	2,165	2,089	ADT Security Corp/The
5.25%, 06/01/2027(g)	1,520	1,372	3.50%, 07/15/2022	270	250
Nufarm Australia Ltd / Nufarm Americas Inc			4.13%, 06/15/2023	1,275	1,183
5.75%, 04/30/2026(g)	600	560	4.88%, 07/15/2032(g)	2,700	2,126
OCI NV			6.25%, 10/15/2021	2,000	2,060
6.63%, 04/15/2023(g)	1,075	1,102	Ahern Rentals Inc
Olin Corp			7.38%, 05/15/2023(g)	1,325	1,226
5.00%, 02/01/2030	1,850	1,661	AMN Healthcare Inc
5.13%, 09/15/2027	982	915	5.13%, 10/01/2024(g)	423	408

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Commercial Services (continued)
Aptim Corp			Rent-A-Center Inc/TX
7.75%, 06/15/2025(g)	$300	$247	4.75%, 05/01/2021	$129	$127
APX Group Inc			6.63%, 11/15/2020	319	315
7.63%, 09/01/2023	200	178	Ritchie Bros Auctioneers Inc
7.88%, 12/01/2022	2,150	2,161	5.38%, 01/15/2025(g)	2,890	2,847
8.75%, 12/01/2020	825	804	RR Donnelley & Sons Co
Atento Luxco 1 SA			6.00%, 04/01/2024	55	53
6.13%, 08/10/2022(g)	100	98	6.50%, 11/15/2023	61	59
Avis Budget Car Rental LLC / Avis Budget			7.88%, 03/15/2021	605	628
Finance Inc			Service Corp International/US
5.13%, 06/01/2022(g)	970	995	4.63%, 12/15/2027	450	422
5.25%, 03/15/2025(g)	2,990	2,661	5.38%, 01/15/2022	1,425	1,436
5.50%, 04/01/2023	500	486	5.38%, 05/15/2024	8,840	8,940
6.38%, 04/01/2024(g)	118	113	8.00%, 11/15/2021	370	404
Brink's Co/The			ServiceMaster Co LLC/The
4.63%, 10/15/2027(g)	1,100	1,012	5.13%, 11/15/2024(g)	2,785	2,681
Cardtronics Inc			Team Health Holdings Inc
5.13%, 08/01/2022	3	3	6.38%, 02/01/2025(g)	17,964	15,494
Cimpress NV			United Rentals North America Inc
7.00%, 06/15/2026(g)	1,300	1,298	4.63%, 07/15/2023	1,215	1,204
Emeco Pty Ltd			4.63%, 10/15/2025	584	541
9.25%, 03/31/2022	400	424	4.88%, 01/15/2028	2,015	1,815
Flexi-Van Leasing Inc			5.50%, 07/15/2025	1,107	1,079
10.00%, 02/15/2023(g)	400	332	5.50%, 05/15/2027	905	859
Garda World Security Corp			5.75%, 11/15/2024	3,430	3,439
8.75%, 05/15/2025(g)	1,600	1,504	5.88%, 09/15/2026	2,060	2,019
Gartner Inc			6.50%, 12/15/2026	75	76
5.13%, 04/01/2025(g)	1,630	1,618	Verscend Escrow Corp
Graham Holdings Co			9.75%, 08/15/2026(g)	1,950	1,955
5.75%, 06/01/2026(g)	29	29	Weight Watchers International Inc
Great Lakes Dredge & Dock Corp			8.63%, 12/01/2025(g)	17	18
8.00%, 05/15/2022	1,200	1,224	WEX Inc
Herc Rentals Inc			4.75%, 02/01/2023(g)	575	572
7.50%, 06/01/2022(g)	469	488			$111,232
7.75%, 06/01/2024(g)	541	571	Computers - 1.30%
Hertz Corp/The			Banff Merger Sub Inc
5.50%, 10/15/2024(g)	3,945	3,028	9.75%, 09/01/2026(g)	2,700	2,592
5.88%, 10/15/2020	3,166	3,099	Booz Allen Hamilton Inc
6.25%, 10/15/2022	300	263	5.13%, 05/01/2025(g)	174	170
7.38%, 01/15/2021	200	196	Dell Inc
7.63%, 06/01/2022(g)	2,510	2,404	4.63%, 04/01/2021	500	501
IHS Markit Ltd			5.40%, 09/10/2040	150	128
5.00%, 11/01/2022(g)	1,602	1,635	6.50%, 04/15/2038	674	634
Jaguar Holding Co II / Pharmaceutical Product			Dell International LLC / EMC Corp
Development LLC			5.88%, 06/15/2021(g)	3,440	3,488
6.38%, 08/01/2023(g)	1,613	1,613	7.13%, 06/15/2024(g)	2,365	2,503
Jurassic Holdings III Inc			EMC Corp
6.88%, 02/15/2021(g)	1,350	1,262	2.65%, 06/01/2020	1,642	1,597
Laureate Education Inc			3.38%, 06/01/2023	415	386
8.25%, 05/01/2025(g)	2,628	2,805	Everi Payments Inc
Matthews International Corp			7.50%, 12/15/2025(g)	7	7
5.25%, 12/01/2025(g)	255	239	Exela Intermediate LLC / Exela Finance Inc
Midas Intermediate Holdco II LLC / Midas			10.00%, 07/15/2023(g)	1,300	1,352
Intermediate Holdco II Finance Inc			GCI LLC
7.88%, 10/01/2022(g)	3,550	3,133	6.88%, 04/15/2025	800	825
Monitronics International Inc			Harland Clarke Holdings Corp
9.13%, 04/01/2020	125	92	6.88%, 03/01/2020(g)	675	663
Nielsen Co Luxembourg SARL/The			8.38%, 08/15/2022(g)	3,694	3,333
5.00%, 02/01/2025(g)	5,189	5,044	9.25%, 03/01/2021(g)	1,925	1,699
5.50%, 10/01/2021(g)	4,255	4,276	Leidos Holdings Inc
Nielsen Finance LLC / Nielsen Finance Co			4.45%, 12/01/2020	1,000	993
4.50%, 10/01/2020	1,175	1,172	5.95%, 12/01/2040	345	324
5.00%, 04/15/2022(g)	4,326	4,212	Leidos Inc
Prime Security Services Borrower LLC / Prime			5.50%, 07/01/2033	100	90
Finance Inc			NCR Corp
9.25%, 05/15/2023(g)	4,142	4,376	4.63%, 02/15/2021	100	99
Refinitiv US Holdings Inc			5.00%, 07/15/2022	3,100	2,976
8.25%, 11/15/2026(g)	1,950	1,896	5.88%, 12/15/2021	285	285

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Diversified Financial Services - 3.50%
NCR Corp (continued)			Aircastle Ltd
6.38%, 12/15/2023	$1,700	$1,696	4.63%, 12/15/2018	$1,105	$1,107
West Corp			5.13%, 03/15/2021	1,725	1,759
8.50%, 10/15/2025(g)	21,975	19,832	6.25%, 12/01/2019	1,070	1,100
Western Digital Corp			Alliance Data Systems Corp
4.75%, 02/15/2026	2,800	2,587	5.88%, 11/01/2021(g)	390	397
		$48,760	Ally Financial Inc
Consumer Products - 0.31%			3.25%, 11/05/2018	1,315	1,315
ACCO Brands Corp			3.75%, 11/18/2019	130	130
5.25%, 12/15/2024(g)	316	294	4.13%, 03/30/2020	1,050	1,051
Central Garden & Pet Co			4.13%, 02/13/2022	1,700	1,674
5.13%, 02/01/2028	642	592	4.25%, 04/15/2021	4,905	4,899
6.13%, 11/15/2023	2,325	2,366	4.63%, 05/19/2022	592	592
Kronos Acquisition Holdings Inc			4.63%, 03/30/2025	1,527	1,493
9.00%, 08/15/2023(g)	651	570	5.13%, 09/30/2024	745	757
Prestige Brands Inc			5.75%, 11/20/2025	1,600	1,636
5.38%, 12/15/2021(g)	525	518	7.50%, 09/15/2020	4,905	5,199
6.38%, 03/01/2024(g)	3,395	3,352	8.00%, 03/15/2020	9,876	10,394
Spectrum Brands Inc			8.00%, 11/01/2031	285	342
5.75%, 07/15/2025	3,100	3,015	8.00%, 11/01/2031	1,775	2,134
6.13%, 12/15/2024	815	811	ASP AMC Merger Sub Inc
		$11,518	8.00%, 05/15/2025(g)	225	169
Cosmetics & Personal Care - 0.35%			Curo Group Holdings Corp
Avon International Operations Inc			8.25%, 09/01/2025(g)	525	473
7.88%, 08/15/2022(g)	1,038	1,053	goeasy Ltd
Avon Products Inc			7.88%, 11/01/2022(g)	125	129
6.60%, 03/15/2020	377	375	Intrepid Aviation Group Holdings LLC / Intrepid
7.00%, 03/15/2023	6	5	Finance Co
8.95%, 03/15/2043	200	167	8.50%, 08/15/2021(g)	300	301
Coty Inc			Jefferies Finance LLC / JFIN Co-Issuer Corp
6.50%, 04/15/2026(g)	1,033	963	6.88%, 04/15/2022(g)	875	877
Edgewell Personal Care Co			7.50%, 04/15/2021(g)	200	201
4.70%, 05/19/2021	1,825	1,816	Ladder Capital Finance Holdings LLLP / Ladder
4.70%, 05/24/2022	2,735	2,660	Capital Finance Corp
First Quality Finance Co Inc			5.25%, 03/15/2022(g)	1,003	998
4.63%, 05/15/2021(g)	1,205	1,184	5.25%, 10/01/2025(g)	994	919
5.00%, 07/01/2025(g)	1,265	1,164	5.88%, 08/01/2021(g)	365	369
High Ridge Brands Co			Lions Gate Capital Holdings LLC
8.88%, 03/15/2025(g)	4,938	2,173	5.88%, 11/01/2024(g)	1,880	1,889
Revlon Consumer Products Corp			LPL Holdings Inc
5.75%, 02/15/2021	1,813	1,423	5.75%, 09/15/2025(g)	7,074	6,871
		$12,983	Nationstar Mortgage Holdings Inc
Distribution & Wholesale - 0.43%			8.13%, 07/15/2023(g)	1,650	1,679
American Builders & Contractors Supply Co Inc			9.13%, 07/15/2026(g)	875	888
5.75%, 12/15/2023(g)	2,740	2,706	Nationstar Mortgage LLC / Nationstar Capital
5.88%, 05/15/2026(g)	450	436	Corp
American Tire Distributors Inc			6.50%, 07/01/2021	660	660
0.00%, 03/01/2022(a),(g)	11,220	1,907	Navient Corp
Core & Main LP			4.88%, 06/17/2019	9,085	9,119
6.13%, 08/15/2025(g)	1,000	937	5.00%, 10/26/2020	1,392	1,400
Global Partners LP / GLP Finance Corp			5.50%, 01/15/2019	445	447
6.25%, 07/15/2022	530	521	5.63%, 08/01/2033	122	99
7.00%, 06/15/2023	90	90	5.88%, 03/25/2021	3,440	3,474
H&E Equipment Services Inc			5.88%, 10/25/2024	1,975	1,861
5.63%, 09/01/2025	661	630	6.13%, 03/25/2024	2,235	2,174
HD Supply Inc			6.50%, 06/15/2022	1,900	1,933
5.38%, 10/15/2026(g)	3,120	2,984	6.63%, 07/26/2021	2,720	2,798
KAR Auction Services Inc			6.75%, 06/25/2025	1,250	1,219
5.13%, 06/01/2025(g)	902	848	6.75%, 06/15/2026	2,335	2,230
LKQ Corp			7.25%, 01/25/2022	100	104
4.75%, 05/15/2023	2,083	2,010	7.25%, 09/25/2023	600	621
Performance Food Group Inc			8.00%, 03/25/2020	5,635	5,882
5.50%, 06/01/2024(g)	2,800	2,688	NFP Corp
Univar USA Inc			6.88%, 07/15/2025(g)	12,531	12,155
6.75%, 07/15/2023(g)	443	455	Ocwen Loan Servicing LLC
		$16,212	8.38%, 11/15/2022(g)	250	249

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric (continued)
Oxford Finance LLC / Oxford Finance Co-Issuer			Vistra Energy Corp
II Inc			5.88%, 06/01/2023	$4,357	$4,423
6.38%, 12/15/2022(g)	$50	$51	7.38%, 11/01/2022	850	882
Quicken Loans Inc			7.63%, 11/01/2024	7,524	7,956
5.25%, 01/15/2028(g)	1,250	1,113	Vistra Operations Co LLC
5.75%, 05/01/2025(g)	1,424	1,372	5.50%, 09/01/2026(g)	1,535	1,511
SLM Corp					$73,719
5.13%, 04/05/2022	1,200	1,194	Electrical Components & Equipment - 0.07%
Springleaf Finance Corp			Energizer Gamma Acquisition Inc
5.25%, 12/15/2019	675	682	6.38%, 07/15/2026(g)	475	475
5.63%, 03/15/2023	950	919	Energizer Holdings Inc
6.00%, 06/01/2020	120	123	5.50%, 06/15/2025(g)	560	545
6.13%, 05/15/2022	5,700	5,729	EnerSys
6.88%, 03/15/2025	4,900	4,692	5.00%, 04/30/2023(g)	838	827
7.13%, 03/15/2026	5,214	4,940	WESCO Distribution Inc
7.75%, 10/01/2021	6,288	6,642	5.38%, 12/15/2021	785	784
8.25%, 12/15/2020	1,982	2,120	5.38%, 06/15/2024	11	11
Stearns Holdings LLC					$2,642
9.38%, 08/15/2020(g)	250	249	Electronics - 0.18%
Tempo Acquisition LLC / Tempo Acquisition			Ingram Micro Inc
Finance Corp			5.00%, 08/10/2022	800	791
6.75%, 06/01/2025(g)	1,336	1,272	5.45%, 12/15/2024	250	244
Travelport Corporate Finance PLC			Resideo Funding Inc
6.00%, 03/15/2026(g)	785	787	6.13%, 11/01/2026(g)	1,490	1,498
Vantiv LLC / Vantiv Issuer Corp			Sensata Technologies BV
4.38%, 11/15/2025(g)	675	637	4.88%, 10/15/2023(g)	175	170
VFH Parent LLC / Orchestra Co-Issuer Inc			5.00%, 10/01/2025(g)	1,546	1,492
6.75%, 06/15/2022(g)	575	587	5.63%, 11/01/2024(g)	2,750	2,736
Werner FinCo LP / Werner FinCo Inc					$6,931
8.75%, 07/15/2025(g)	375	350	Energy - Alternate Sources - 0.09%
		$131,626	Enviva Partners LP / Enviva Partners Finance
Electric - 1.96%			Corp
AES Corp/VA			8.50%, 11/01/2021	500	514
4.00%, 03/15/2021	600	594	Pattern Energy Group Inc
4.50%, 03/15/2023	100	99	5.88%, 02/01/2024(g)	329	326
4.88%, 05/15/2023	100	99	TerraForm Power Operating LLC
5.13%, 09/01/2027	600	592	4.25%, 01/31/2023(g)	1,100	1,042
5.50%, 04/15/2025	693	695	5.00%, 01/31/2028(g)	1,325	1,184
6.00%, 05/15/2026	1,125	1,150	6.63%, 06/15/2025(g),(h)	210	219
Calpine Corp					$3,285
5.25%, 06/01/2026(g)	1,150	1,057	Engineering & Construction - 0.21%
5.38%, 01/15/2023	6,410	6,073	AECOM
5.50%, 02/01/2024	1,300	1,180	5.13%, 03/15/2027	2,500	2,325
5.75%, 01/15/2025	2,615	2,337	5.88%, 10/15/2024	16	16
5.88%, 01/15/2024(g)	373	373	AECOM Global II LLC / URS Fox US LP
6.00%, 01/15/2022(g)	5,645	5,673	5.00%, 04/01/2022	337	334
Clearway Energy Operating LLC			Brand Industrial Services Inc
5.00%, 09/15/2026	500	465	8.50%, 07/15/2025(g)	2,460	2,423
5.38%, 08/15/2024	775	767	frontdoor Inc
InterGen NV			6.75%, 08/15/2026(g)	205	209
7.00%, 06/30/2023(g)	750	737	MasTec Inc
NextEra Energy Operating Partners LP			4.88%, 03/15/2023	137	134
4.25%, 09/15/2024(g)	600	570	New Enterprise Stone & Lime Co Inc
4.50%, 09/15/2027(g)	650	600	6.25%, 03/15/2026(g)	274	267
NRG Energy Inc			Pisces Midco Inc
5.75%, 01/15/2028(g)	1,300	1,297	8.00%, 04/15/2026(g)	1,175	1,141
6.25%, 05/01/2024	950	970	TopBuild Corp
6.63%, 01/15/2027	7,708	7,978	5.63%, 05/01/2026(g)	258	246
7.25%, 05/15/2026	7,880	8,373	Tutor Perini Corp
SCANA Corp			6.88%, 05/01/2025(g)	671	672
4.13%, 02/01/2022	1,000	986	Weekley Homes LLC / Weekley Finance Corp
4.75%, 05/15/2021	1,800	1,810	6.63%, 08/15/2025	27	26
Talen Energy Supply LLC					$7,793
4.60%, 12/15/2021	4,740	4,443
6.50%, 06/01/2025	812	605	Entertainment - 1.43%
9.50%, 07/15/2022(g)	8,040	8,161	AMC Entertainment Holdings Inc
10.50%, 01/15/2026(g)	1,440	1,263	5.75%, 06/15/2025	6,253	5,785
			5.88%, 02/15/2022	275	276
			5.88%, 11/15/2026	920	844

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)			Environmental Control - 0.18%
AMC Entertainment Holdings Inc (continued)			Clean Harbors Inc
6.13%, 05/15/2027	$2,870	$2,626	5.13%, 06/01/2021	$138	$138
Boyne USA Inc			Covanta Holding Corp
7.25%, 05/01/2025(g)	175	182	5.88%, 03/01/2024	145	145
Caesars Resort Collection LLC / CRC Finco Inc			6.00%, 01/01/2027	2,325	2,243
5.25%, 10/15/2025(g)	1,100	1,024	6.38%, 10/01/2022	430	439
CCM Merger Inc			GFL Environmental Inc
6.00%, 03/15/2022(g)	122	124	5.38%, 03/01/2023(g)	800	734
Cedar Fair LP / Canada's Wonderland Co /			5.63%, 05/01/2022(g)	260	247
Magnum Management Corp			Hulk Finance Corp
5.38%, 06/01/2024	100	98	7.00%, 06/01/2026(g)	1,445	1,337
Cedar Fair LP / Canada's Wonderland Co /			Tervita Escrow Corp
Magnum Management Corp / Millennium Op			7.63%, 12/01/2021(g)	1,150	1,167
5.38%, 04/15/2027	3,500	3,342	Waste Pro USA Inc
Churchill Downs Inc			5.50%, 02/15/2026(g)	300	284
4.75%, 01/15/2028(g)	1,655	1,506			$6,734
Cinemark USA Inc			Food - 1.24%
4.88%, 06/01/2023	650	635	Albertsons Cos LLC / Safeway Inc / New
Eldorado Resorts Inc			Albertsons LP / Albertson's LLC
6.00%, 04/01/2025	1,130	1,116	5.75%, 03/15/2025	2,840	2,499
6.00%, 09/15/2026(g)	4,100	4,016	6.63%, 06/15/2024	979	925
7.00%, 08/01/2023	165	173	B&G Foods Inc
EMI Music Publishing Group North America			5.25%, 04/01/2025	1,893	1,803
Holdings Inc			Chobani LLC / Chobani Finance Corp Inc
7.63%, 06/15/2024(g)	745	800	7.50%, 04/15/2025(g)	975	834
Enterprise Development Authority/The			Darling Ingredients Inc
12.00%, 07/15/2024(g)	800	762	5.38%, 01/15/2022	2,900	2,907
Gateway Casinos & Entertainment Ltd			Dean Foods Co
8.25%, 03/01/2024(g)	210	221	6.50%, 03/15/2023(g)	1,060	977
International Game Technology PLC			Dole Food Co Inc
6.25%, 02/15/2022(g)	1,815	1,874	7.25%, 06/15/2025(g)	788	756
6.25%, 01/15/2027(g)	675	662	Ingles Markets Inc
6.50%, 02/15/2025(g)	1,530	1,549	5.75%, 06/15/2023	100	100
LHMC Finco Sarl			JBS Investments GmbH
7.88%, 12/20/2023(g)	425	428	7.25%, 04/03/2024	1,000	1,010
Live Nation Entertainment Inc			JBS USA LUX SA / JBS USA Finance Inc
4.88%, 11/01/2024(g)	5,175	4,955	5.75%, 06/15/2025(g)	1,441	1,383
5.38%, 06/15/2022(g)	7	7	5.88%, 07/15/2024(g)	1,181	1,159
5.63%, 03/15/2026(g)	205	205	6.75%, 02/15/2028(g)	1,455	1,402
Merlin Entertainments PLC			Lamb Weston Holdings Inc
5.75%, 06/15/2026(g)	1,210	1,210	4.63%, 11/01/2024(g)	1,550	1,518
Mohegan Gaming & Entertainment			4.88%, 11/01/2026(g)	1,780	1,718
7.88%, 10/15/2024(g)	1,025	994	New Albertsons LP
National CineMedia LLC			6.63%, 06/01/2028	593	457
6.00%, 04/15/2022	516	521	7.45%, 08/01/2029	1,000	840
Penn National Gaming Inc			8.00%, 05/01/2031	300	256
5.63%, 01/15/2027(g)	700	651	8.70%, 05/01/2030	265	238
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh			Pilgrim's Pride Corp
Finance Corp			5.75%, 03/15/2025(g)	3,095	2,886
6.13%, 08/15/2021(g)	360	358	5.88%, 09/30/2027(g)	950	860
Scientific Games International Inc			Post Holdings Inc
5.00%, 10/15/2025(g)	1,650	1,535	5.00%, 08/15/2026(g)	2,148	1,982
6.25%, 09/01/2020	43	42	5.50%, 03/01/2025(g)	5,583	5,402
10.00%, 12/01/2022	2,920	3,051	5.63%, 01/15/2028(g)	2,160	2,031
Six Flags Entertainment Corp			5.75%, 03/01/2027(g)	3,444	3,289
4.88%, 07/31/2024(g)	5,179	4,894	Safeway Inc
5.50%, 04/15/2027(g)	1,250	1,186	7.25%, 02/01/2031	1,115	1,101
Stars Group Holdings BV / Stars Group US Co-			Sigma Holdco BV
Borrower LLC			7.88%, 05/15/2026(g)	975	897
7.00%, 07/15/2026(g)	1,450	1,472	Simmons Foods Inc
WMG Acquisition Corp			5.75%, 11/01/2024(g)	675	496
4.88%, 11/01/2024(g)	150	146	SUPERVALU Inc
5.00%, 08/01/2023(g)	3,971	3,921	7.75%, 11/15/2022	2,200	2,289
5.50%, 04/15/2026(g)	21	20	Tesco PLC
5.63%, 04/15/2022(g)	577	584	6.15%, 11/15/2037(g)	250	263
		$53,795	TreeHouse Foods Inc
			4.88%, 03/15/2022	565	558
			6.00%, 02/15/2024(g)	775	773

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Food (continued)			Healthcare - Products (continued)
US Foods Inc			Mallinckrodt International Finance SA /
5.88%, 06/15/2024(g)	$2,890	$2,861	Mallinckrodt CB LLC (continued)
		$46,470	5.75%, 08/01/2022(g)	$1,778	$1,587
Food Service - 0.23%			Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Aramark Services Inc			Diagnostics SA
4.75%, 06/01/2026	300	286	6.63%, 05/15/2022(g)	2,100	2,018
5.00%, 04/01/2025(g)	550	542	Sotera Health Holdings LLC
5.00%, 02/01/2028(g)	2,025	1,921	6.50%, 05/15/2023(g)	1,605	1,569
5.13%, 01/15/2024	5,970	5,940	Teleflex Inc
		$8,689	4.63%, 11/15/2027	525	490
Forest Products & Paper - 0.05%			4.88%, 06/01/2026	955	931
Cascades Inc			5.25%, 06/15/2024	462	467
5.50%, 07/15/2022(g)	100	99	Universal Hospital Services Inc
5.75%, 07/15/2023(g)	230	226	7.63%, 08/15/2020	966	967
Mercer International Inc					$47,647
6.50%, 02/01/2024	1,275	1,288	Healthcare - Services - 6.98%
NewPage Corp			Acadia Healthcare Co Inc
0.00%, 12/31/2014(a),(c),(d)	3,413	—	5.13%, 07/01/2022	456	455
Resolute Forest Products Inc			5.63%, 02/15/2023	3,052	3,056
5.88%, 05/15/2023	100	102	6.13%, 03/15/2021	253	254
Smurfit Kappa Treasury Funding DAC			6.50%, 03/01/2024	429	436
7.50%, 11/20/2025	150	174	AHP Health Partners Inc
		$1,889	9.75%, 07/15/2026(g)	1,000	1,017
Gas - 0.26%			Air Medical Group Holdings Inc
AmeriGas Partners LP / AmeriGas Finance Corp			6.38%, 05/15/2023(g)	274	246
5.50%, 05/20/2025	2,040	1,907	Catalent Pharma Solutions Inc
5.63%, 05/20/2024	1,061	1,019	4.88%, 01/15/2026(g)	3,019	2,830
5.75%, 05/20/2027	856	794	Centene Corp
5.88%, 08/20/2026	892	843	4.75%, 05/15/2022	5,705	5,712
LBC Tank Terminals Holding Netherlands BV			4.75%, 01/15/2025	710	701
6.88%, 05/15/2023(g)	2,125	2,088	5.38%, 06/01/2026(g)	3,715	3,770
NGL Energy Partners LP / NGL Energy Finance			5.63%, 02/15/2021	1,490	1,512
Corp			6.13%, 02/15/2024	4,150	4,337
6.13%, 03/01/2025	1,466	1,334	Charles River Laboratories International Inc
7.50%, 11/01/2023	1,625	1,595	5.50%, 04/01/2026(g)	300	299
Southern Star Central Corp			CHS/Community Health Systems Inc
5.13%, 07/15/2022(g)	158	155	5.13%, 08/01/2021	800	758
		$9,735	6.25%, 03/31/2023	3,502	3,221
Hand & Machine Tools - 0.46%			6.88%, 02/01/2022	2,558	1,293
Apex Tool Group LLC / BC Mountain Finance			8.13%, 06/30/2024(g)	800	632
Inc			8.63%, 01/15/2024(g)	2,040	2,063
9.00%, 02/15/2023(g)	18,825	17,272	11.00%, 06/30/2023(g),(h)	2,000	1,665
			DaVita Inc
Healthcare - Products - 1.27%			5.00%, 05/01/2025	2,675	2,528
Avanos Medical Inc			5.13%, 07/15/2024	3,300	3,152
6.25%, 10/15/2022	1,000	1,009	5.75%, 08/15/2022	3,199	3,239
Avantor Inc			Eagle Holding Co II LLC
6.00%, 10/01/2024(g)	1,850	1,845	7.63%, PIK 8.38%, 05/15/2022(g),(h),(i)	10,750	10,804
9.00%, 10/01/2025(g)	21,720	21,902	Encompass Health Corp
DJO Finance LLC / DJO Finance Corp			5.13%, 03/15/2023	900	900
8.13%, 06/15/2021(g)	1,500	1,510	5.75%, 11/01/2024	116	116
10.75%, 04/15/2020	436	428	5.75%, 09/15/2025	1,800	1,782
Hill-Rom Holdings Inc			Envision Healthcare Corp
5.75%, 09/01/2023(g)	2,800	2,831	8.75%, 10/15/2026(g)	22,200	21,534
Hologic Inc			HCA Healthcare Inc
4.38%, 10/15/2025(g)	4,380	4,106	6.25%, 02/15/2021	619	643
4.63%, 02/01/2028(g)	2,260	2,065	HCA Inc
Immucor Inc			4.50%, 02/15/2027	1,705	1,656
11.13%, 02/15/2022(g)	294	302	4.75%, 05/01/2023	9,360	9,453
Kinetic Concepts Inc / KCI USA Inc			5.00%, 03/15/2024	7,734	7,825
7.88%, 02/15/2021(g)	345	353	5.25%, 04/15/2025	4,541	4,638
12.50%, 11/01/2021(g)	660	713	5.25%, 06/15/2026	1,835	1,867
Mallinckrodt International Finance SA			5.38%, 02/01/2025	2,382	2,397
4.75%, 04/15/2023	193	158	5.38%, 09/01/2026	8,515	8,451
Mallinckrodt International Finance SA /			5.50%, 06/15/2047	1,129	1,111
Mallinckrodt CB LLC			5.63%, 09/01/2028	1,800	1,782
4.88%, 04/15/2020(g)	450	444	5.88%, 03/15/2022	3,536	3,700
5.50%, 04/15/2025(g)	1,690	1,361	5.88%, 05/01/2023	491	510
5.63%, 10/15/2023(g)	689	591

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Home Builders (continued)
HCA Inc (continued)			Brookfield Residential Properties Inc
5.88%, 02/15/2026	$1,780	$1,820	6.38%, 05/15/2025(g)	$596	$561
6.50%, 02/15/2020	9,752	10,069	Brookfield Residential Properties Inc / Brookfield
7.50%, 02/15/2022	3,475	3,770	Residential US Corp
7.50%, 11/15/2095	215	213	6.13%, 07/01/2022(g)	1,654	1,613
7.69%, 06/15/2025	765	836	Century Communities Inc
LifePoint Health Inc			5.88%, 07/15/2025	538	487
5.38%, 05/01/2024	75	79	6.88%, 05/15/2022	1,114	1,108
5.50%, 12/01/2021	1,148	1,165	K Hovnanian Enterprises Inc
5.88%, 12/01/2023	1,005	1,052	10.50%, 07/15/2024(g)	1,250	1,144
Magellan Health Inc			10.00%, 07/15/2022(g)	1,500	1,447
4.40%, 09/22/2024	1,800	1,723	KB Home
MEDNAX Inc			7.00%, 12/15/2021	340	353
5.25%, 12/01/2023(g)	2,616	2,613	7.50%, 09/15/2022	200	211
Molina Healthcare Inc			7.63%, 05/15/2023	30	32
4.88%, 06/15/2025(g)	423	404	8.00%, 03/15/2020	355	371
5.38%, 11/15/2022	3,200	3,200	Lennar Corp
MPH Acquisition Holdings LLC			2.95%, 11/29/2020	200	194
7.13%, 06/01/2024(g)	8,669	8,806	4.13%, 01/15/2022	900	879
One Call Corp			4.50%, 04/30/2024	1,450	1,374
7.50%, 07/01/2024(g)	10,646	10,273	4.75%, 04/01/2021	1,000	1,002
10.00%, 10/01/2024(g)	9,300	7,440	4.75%, 11/15/2022	6,550	6,486
Polaris Intermediate Corp			4.75%, 05/30/2025	1,100	1,048
8.50%, PIK 9.25%, 12/01/2022(g),(h),(i)	18,527	18,990	4.75%, 11/29/2027	500	467
Quorum Health Corp			4.88%, 12/15/2023	3,450	3,368
11.63%, 04/15/2023	500	492	5.00%, 06/15/2027	457	431
RegionalCare Hospital Partners Holdings Inc			5.25%, 06/01/2026	2,257	2,156
8.25%, 05/01/2023(g)	14,380	15,189	5.38%, 10/01/2022	598	604
Surgery Center Holdings Inc			5.88%, 11/15/2024	882	886
6.75%, 07/01/2025(g)	7,919	7,444	6.25%, 12/15/2021	187	193
8.88%, 04/15/2021(g)	400	411	6.63%, 05/01/2020	84	87
Syneos Health Inc / inVentiv Health Inc / inVentiv			8.38%, 01/15/2021	320	345
Health Clinical Inc			M/I Homes Inc
7.50%, 10/01/2024(g)	119	125	5.63%, 08/01/2025	301	277
Tenet Healthcare Corp			Mattamy Group Corp
4.38%, 10/01/2021	637	629	6.50%, 10/01/2025(g)	600	564
4.50%, 04/01/2021	300	299	6.88%, 12/15/2023(g)	197	192
4.63%, 07/15/2024	4,439	4,279	MDC Holdings Inc
4.75%, 06/01/2020	1,050	1,053	5.50%, 01/15/2024	25	24
5.13%, 05/01/2025	695	669	5.63%, 02/01/2020	1,000	1,010
6.00%, 10/01/2020	3,146	3,222	6.00%, 01/15/2043	600	480
6.75%, 02/01/2020	3	3	Meritage Homes Corp
6.75%, 06/15/2023	3,565	3,543	6.00%, 06/01/2025	1,475	1,434
6.88%, 11/15/2031	920	810	7.00%, 04/01/2022	955	983
7.00%, 08/01/2025	2,042	2,003	7.15%, 04/15/2020	870	892
7.50%, 01/01/2022(g)	3,415	3,560	New Home Co Inc/The
8.13%, 04/01/2022	5,508	5,735	7.25%, 04/01/2022	731	724
WellCare Health Plans Inc			PulteGroup Inc
5.25%, 04/01/2025	1,480	1,477	4.25%, 03/01/2021	3,660	3,652
5.38%, 08/15/2026(g)	4,835	4,823	5.00%, 01/15/2027	1,525	1,411
West Street Merger Sub Inc			5.50%, 03/01/2026	400	392
6.38%, 09/01/2025(g)	12,850	12,047	6.00%, 02/15/2035	632	572
		$262,611	7.88%, 06/15/2032	879	927
Holding Companies - Diversified - 0.35%			Shea Homes LP / Shea Homes Funding Corp
Spectrum Brands Holdings Inc			5.88%, 04/01/2023(g)	125	118
7.75%, 01/15/2022	1,510	1,546	6.13%, 04/01/2025(g)	651	602
Stena AB			Taylor Morrison Communities Inc
7.00%, 02/01/2024(g)	1,300	1,227	6.63%, 05/15/2022	620	623
Stena International SA			Taylor Morrison Communities Inc / Taylor
5.75%, 03/01/2024(g)	600	559	Morrison Holdings II Inc
Trident Merger Sub Inc			5.25%, 04/15/2021(g)	2,640	2,630
6.63%, 11/01/2025(g)	10,330	9,658	5.63%, 03/01/2024(g)	2,601	2,529
		$12,990	5.88%, 04/15/2023(g)	566	559
Home Builders - 1.62%			Toll Brothers Finance Corp
Beazer Homes USA Inc			4.00%, 12/31/2018	560	559
5.88%, 10/15/2027	245	198	4.35%, 02/15/2028	1,490	1,315
6.75%, 03/15/2025	31	27	4.38%, 04/15/2023	3,371	3,242
8.75%, 03/15/2022	425	428	4.88%, 03/15/2027	1,935	1,785

See accompanying notes.

		Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Home Builders (continued)			Insurance (continued)
Toll Brothers Finance Corp (continued)			Voya Financial Inc
5.63%, 01/15/2024	$1,550	$1,550	4.70%, 01/23/2048(g),(k)	$1,000	$860
5.88%, 02/15/2022	430	440	3 Month USD LIBOR + 2.08%
TRI Pointe Group Inc			5.65%, 05/15/2053(k)	550	542
4.88%, 07/01/2021	840	832	3 Month USD LIBOR + 3.58%
5.25%, 06/01/2027	750	640			$93,674
TRI Pointe Group Inc / TRI Pointe Homes Inc			Internet - 1.00%
5.88%, 06/15/2024	1,426	1,331	Cogent Communications Group Inc
William Lyon Homes Inc			5.38%, 03/01/2022(g)	575	579
5.88%, 01/31/2025	600	529	EIG Investors Corp
6.00%, 09/01/2023	275	251	10.88%, 02/01/2024	1,000	1,080
7.00%, 08/15/2022	72	72	Match Group Inc
Williams Scotsman International Inc			6.38%, 06/01/2024	1,717	1,783
7.88%, 12/15/2022(g)	330	339	Netflix Inc
		$60,980	4.38%, 11/15/2026	2,861	2,629
Home Furnishings - 0.08%			4.88%, 04/15/2028(g)	2,716	2,492
Tempur Sealy International Inc			5.38%, 02/01/2021	1,215	1,238
5.50%, 06/15/2026	588	538	5.50%, 02/15/2022	4,890	4,987
5.63%, 10/15/2023	2,486	2,424	5.75%, 03/01/2024	1,125	1,145
		$2,962	5.88%, 02/15/2025	825	838
Housewares - 0.05%			5.88%, 11/15/2028(g)	2,700	2,653
American Greetings Corp			6.38%, 05/15/2029(g)	1,985	1,995
7.88%, 02/15/2025(g)	237	227	Symantec Corp
Scotts Miracle-Gro Co/The			3.95%, 06/15/2022	50	48
5.25%, 12/15/2026	1,647	1,561	4.20%, 09/15/2020	200	199
6.00%, 10/15/2023	2	2	5.00%, 04/15/2025(g)	739	695
		$1,790	VeriSign Inc
Insurance - 2.49%			4.75%, 07/15/2027	1,035	974
Acrisure LLC / Acrisure Finance Inc			5.25%, 04/01/2025	885	883
7.00%, 11/15/2025(g)	1,750	1,562	Zayo Group LLC / Zayo Capital Inc
Alliant Holdings Intermediate LLC / Alliant			5.75%, 01/15/2027(g)	7,338	7,193
Holdings Co-Issuer			6.00%, 04/01/2023	3,015	3,076
8.25%, 08/01/2023(g)	33,505	34,632	6.38%, 05/15/2025	2,980	3,047
American Equity Investment Life Holding Co					$37,534
5.00%, 06/15/2027	200	193	Investment Companies - 0.04%
Ardonagh Midco 3 PLC			Compass Group Diversified Holdings LLC
8.63%, 07/15/2023(g)	1,125	1,046	8.00%, 05/01/2026(g)	265	270
Assurant Inc			FS Energy & Power Fund
7.00%, 03/27/2048(k)	1,300	1,300	7.50%, 08/15/2023(g)	1,400	1,420
3 Month USD LIBOR + 4.14%					$1,690
AssuredPartners Inc			Iron & Steel - 1.56%
7.00%, 08/15/2025(g)	14,451	14,216	AK Steel Corp
CNO Financial Group Inc			6.38%, 10/15/2025	20	18
4.50%, 05/30/2020	6	6	7.00%, 03/15/2027	393	348
5.25%, 05/30/2025	1,192	1,202	7.50%, 07/15/2023	1,236	1,255
Fidelity & Guaranty Life Holdings Inc			7.63%, 10/01/2021	50	50
5.50%, 05/01/2025(g)	393	390	Allegheny Technologies Inc
Genworth Holdings Inc			5.95%, 01/15/2021	600	601
4.90%, 08/15/2023	125	110	7.88%, 08/15/2023	754	795
6.50%, 06/15/2034	50	42	Baffinland Iron Mines Corp / Baffinland Iron
7.20%, 02/15/2021	939	956	Mines LP
7.63%, 09/24/2021	250	254	8.75%, 07/15/2026(g)	21,160	21,318
7.70%, 06/15/2020	250	257	Big River Steel LLC / BRS Finance Corp
HUB International Ltd			7.25%, 09/01/2025(g)	8,993	9,375
7.00%, 05/01/2026(g)	19,210	18,749	Cleveland-Cliffs Inc
Liberty Mutual Group Inc			4.88%, 01/15/2024(g)	40	38
7.80%, 03/07/2087(g)	386	442	5.75%, 03/01/2025	1,850	1,748
3 Month USD LIBOR + 3.58%			6.25%, 10/01/2040	200	164
MGIC Investment Corp			Commercial Metals Co
5.75%, 08/15/2023	1,335	1,368	4.88%, 05/15/2023	2,781	2,711
Provident Financing Trust I			5.38%, 07/15/2027	154	143
7.41%, 03/15/2038	100	107	Specialty Steel
Radian Group Inc			12.52%, 11/15/2022(c),(d)	8,680	8,680
4.50%, 10/01/2024	1,353	1,302	Steel Dynamics Inc
5.25%, 06/15/2020	24	24	4.13%, 09/15/2025	6	6
7.00%, 03/15/2021	229	242	5.00%, 12/15/2026	66	65
USIS Merger Sub Inc			5.13%, 10/01/2021	875	879
6.88%, 05/01/2025(g)	14,155	13,872	5.25%, 04/15/2023	703	705

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Iron & Steel (continued)			Lodging (continued)
Steel Dynamics Inc (continued)			Station Casinos LLC
5.50%, 10/01/2024	$5,806	$5,842	5.00%, 10/01/2025(g)	$993	$922
United States Steel Corp			Studio City Co Ltd
6.25%, 03/15/2026	1,345	1,268	5.88%, 11/30/2019(g)	210	212
6.65%, 06/01/2037	15	13	7.25%, 11/30/2021(g)	500	512
6.88%, 08/15/2025	2,050	2,009	Wyndham Destinations Inc
7.38%, 04/01/2020	685	711	3.90%, 03/01/2023	1,325	1,226
		$58,742	4.25%, 03/01/2022	1,200	1,158
Leisure Products & Services - 0.37%			5.40%, 04/01/2024	1,245	1,198
24 Hour Fitness Worldwide Inc			5.75%, 04/01/2027	1,100	1,019
8.00%, 06/01/2022(g)	900	884	Wyndham Hotels & Resorts Inc
Carlson Travel Inc			5.38%, 04/15/2026(g)	800	776
6.75%, 12/15/2023(g)	240	238	Wynn Las Vegas LLC / Wynn Las Vegas Capital
9.50%, 12/15/2024(g)	2,310	2,209	Corp
Constellation Merger Sub Inc			4.25%, 05/30/2023(g)	300	285
8.50%, 09/15/2025(g)	315	303	5.25%, 05/15/2027(g)	1,150	1,041
NCL Corp Ltd			5.50%, 03/01/2025(g)	3,950	3,758
4.75%, 12/15/2021(g)	5,810	5,803	Wynn Macau Ltd
Sabre GLBL Inc			4.88%, 10/01/2024(g)	425	386
5.25%, 11/15/2023(g)	1,036	1,023	5.50%, 10/01/2027(g)	1,450	1,309
5.38%, 04/15/2023(g)	425	425			$87,747
Silversea Cruise Finance Ltd			Machinery - Construction & Mining - 0.20%
7.25%, 02/01/2025(g)	575	620	BlueLine Rental Finance Corp / BlueLine Rental
Viking Cruises Ltd			LLC
5.88%, 09/15/2027(g)	1,125	1,066	9.25%, 03/15/2024(g)	1,550	1,618
Vista Outdoor Inc			BWX Technologies Inc
5.88%, 10/01/2023	125	120	5.38%, 07/15/2026(g)	1,006	1,009
VOC Escrow Ltd			Terex Corp
5.00%, 02/15/2028(g)	1,275	1,198	5.63%, 02/01/2025(g)	2,218	2,110
		$13,889	Vertiv Group Corp
Lodging - 2.33%			9.25%, 10/15/2024(g)	1,950	1,940
Boyd Gaming Corp			Vertiv Intermediate Holding Corp
6.00%, 08/15/2026	900	870	12.00%, PIK 13.00%, 02/15/2022(g),(h),(i)	950	926
6.38%, 04/01/2026	7,010	6,948			$7,603
6.88%, 05/15/2023	2,358	2,450	Machinery - Diversified - 1.07%
Choice Hotels International Inc			ATS Automation Tooling Systems Inc
5.75%, 07/01/2022	220	231	6.50%, 06/15/2023(g)	526	539
Diamond Resorts International Inc			Cleaver-Brooks Inc
7.75%, 09/01/2023(g)	300	307	7.88%, 03/01/2023(g)	416	418
10.75%, 09/01/2024(g)	1,175	1,149	Cloud Crane LLC
Hilton Domestic Operating Co Inc			10.13%, 08/01/2024(g)	600	646
4.25%, 09/01/2024	1,460	1,402	CNH Industrial Capital LLC
5.13%, 05/01/2026(g)	2,705	2,644	3.38%, 07/15/2019	525	525
Hilton Grand Vacations Borrower LLC / Hilton			4.38%, 04/05/2022	550	554
Grand Vacations Borrower Inc			4.88%, 04/01/2021	430	439
6.13%, 12/01/2024	194	196	JPW Industries Holding Corp
Hilton Worldwide Finance LLC / Hilton			9.00%, 10/01/2024(g)	12,565	12,785
Worldwide Finance Corp			Manitowoc Co Inc/The
4.63%, 04/01/2025	3,238	3,140	12.75%, 08/15/2021(g)	100	108
4.88%, 04/01/2027	1,474	1,408	Mueller Water Products Inc
Jack Ohio Finance LLC / Jack Ohio Finance 1			5.50%, 06/15/2026(g)	1,659	1,642
Corp			RBS Global Inc / Rexnord LLC
6.75%, 11/15/2021(g)	9,185	9,426	4.88%, 12/15/2025(g)	3,366	3,156
10.25%, 11/15/2022(g)	12,180	13,261	SPX FLOW Inc
Marriott Ownership Resorts Inc / ILG LLC			5.63%, 08/15/2024(g)	971	942
6.50%, 09/15/2026(g)	900	909	5.88%, 08/15/2026(g)	1,000	960
MGM Resorts International			Stevens Holding Co Inc
4.63%, 09/01/2026	13,794	12,449	6.13%, 10/01/2026(g)	1,375	1,370
5.25%, 03/31/2020	4,535	4,592	Tennant Co
5.75%, 06/15/2025	2,605	2,533	5.63%, 05/01/2025	239	238
6.00%, 03/15/2023	1,485	1,507	Titan Acquisition Ltd / Titan Co-Borrower LLC
6.63%, 12/15/2021	5,290	5,539	7.75%, 04/15/2026(g)	18,206	15,157
6.75%, 10/01/2020	150	156	Welbilt Inc
7.75%, 03/15/2022	513	551	9.50%, 02/15/2024	755	815
8.63%, 02/01/2019	1,700	1,713			$40,294
Seminole Hard Rock Entertainment Inc /
Seminole Hard Rock International LLC
5.88%, 05/15/2021(g)	565	564

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media - 7.74%			Media (continued)
Altice Financing SA			DISH DBS Corp
6.63%, 02/15/2023(g)	$3,400	$3,365	5.00%, 03/15/2023	$1,779	$1,557
7.50%, 05/15/2026(g)	3,275	3,078	5.13%, 05/01/2020	1,506	1,510
Altice Finco SA			5.88%, 07/15/2022	2,875	2,717
8.13%, 01/15/2024(g)	1,700	1,670	5.88%, 11/15/2024	7,054	5,995
Altice France SA/France			6.75%, 06/01/2021	4,114	4,155
6.25%, 05/15/2024(g)	4,447	4,264	7.75%, 07/01/2026	2,281	2,041
7.38%, 05/01/2026(g)	12,346	11,818	EW Scripps Co/The
8.13%, 02/01/2027(g)	4,415	4,370	5.13%, 05/15/2025(g)	142	133
Altice Luxembourg SA			Gray Television Inc
7.63%, 02/15/2025(g)	5,124	4,368	5.13%, 10/15/2024(g)	1,000	949
7.75%, 05/15/2022(g)	12,009	11,183	5.88%, 07/15/2026(g)	400	384
Altice US Finance I Corp			Liberty Interactive LLC
5.38%, 07/15/2023(g)	3,025	3,025	8.50%, 07/15/2029	1,750	1,846
5.38%, 07/15/2023(g)	1,250	1,250	McClatchy Co/The
5.50%, 05/15/2026(g)	4,528	4,411	6.88%, 03/15/2029	400	508
5.50%, 05/15/2026(g)	3,080	3,000	McGraw-Hill Global Education Holdings LLC /
AMC Networks Inc			McGraw-Hill Global Education Finance
4.75%, 12/15/2022	250	246	7.88%, 05/15/2024(g)	500	426
4.75%, 08/01/2025	2,677	2,489	Meredith Corp
5.00%, 04/01/2024	3,090	2,955	6.88%, 02/01/2026(g)	1,625	1,625
Belo Corp			Midcontinent Communications / Midcontinent
7.25%, 09/15/2027	600	616	Finance Corp
Block Communications Inc			6.88%, 08/15/2023(g)	650	678
6.88%, 02/15/2025(g)	675	684	Nexstar Broadcasting Inc
Cable One Inc			5.63%, 08/01/2024(g)	1,670	1,595
5.75%, 06/15/2022(g)	225	228	5.88%, 11/15/2022	169	172
Cablevision Systems Corp			6.13%, 02/15/2022(g)	445	453
5.88%, 09/15/2022	603	606	Quebecor Media Inc
8.00%, 04/15/2020	155	162	5.75%, 01/15/2023	180	180
CBS Radio Inc			Radiate Holdco LLC / Radiate Finance Inc
7.25%, 11/01/2024(g)	2,557	2,407	6.63%, 02/15/2025(g)	518	484
CCO Holdings LLC / CCO Holdings Capital Corp			Sinclair Television Group Inc
4.00%, 03/01/2023(g)	1,300	1,238	5.13%, 02/15/2027(g)	2,340	2,106
5.00%, 02/01/2028(g)	24,050	22,412	5.38%, 04/01/2021	815	814
5.13%, 02/15/2023	412	410	5.63%, 08/01/2024(g)	1,079	1,033
5.13%, 05/01/2023(g)	8,100	8,059	6.13%, 10/01/2022	330	333
5.13%, 05/01/2027(g)	4,569	4,301	Sirius XM Radio Inc
5.25%, 03/15/2021	650	653	3.88%, 08/01/2022(g)	1,643	1,581
5.25%, 09/30/2022	9,940	9,990	4.63%, 05/15/2023(g)	2,680	2,607
5.38%, 05/01/2025(g)	1,475	1,444	5.00%, 08/01/2027(g)	1,801	1,693
5.50%, 05/01/2026(g)	880	858	5.38%, 04/15/2025(g)	970	961
5.75%, 01/15/2024	500	505	5.38%, 07/15/2026(g)	26,170	25,581
5.75%, 02/15/2026(g)	9,057	8,966	6.00%, 07/15/2024(g)	7,440	7,606
5.88%, 04/01/2024(g)	1,601	1,615	SportsNet New York
5.88%, 05/01/2027(g)	1,380	1,356	10.25%, 01/15/2025(b),(c),(d)	4,130	4,337
Cengage Learning Inc			TEGNA Inc
9.50%, 06/15/2024(g)	718	617	4.88%, 09/15/2021(g)	1,020	1,015
Cequel Communications Holdings I LLC / Cequel			5.13%, 10/15/2019	910	908
Capital Corp			5.13%, 07/15/2020	870	870
5.13%, 12/15/2021(g)	1,275	1,272	5.50%, 09/15/2024(g)	2,269	2,266
5.13%, 12/15/2021(g)	4,300	4,288	6.38%, 10/15/2023	550	562
5.13%, 12/15/2021(g)	1,025	1,022	Telenet Finance Luxembourg Notes Sarl
5.13%, 12/15/2021(g)	581	579	5.50%, 03/01/2028(g)	2,200	2,041
7.50%, 04/01/2028(g)	1,360	1,410	Townsquare Media Inc
7.50%, 04/01/2028(g)	600	622	6.50%, 04/01/2023(g)	5,070	4,664
7.75%, 07/15/2025(g)	3,635	3,844	Tribune Media Co
7.75%, 07/15/2025(g)	775	818	5.88%, 07/15/2022	750	759
Clear Channel Worldwide Holdings Inc			Unitymedia GmbH
6.50%, 11/15/2022	3,150	3,198	6.13%, 01/15/2025(g)	2,025	2,081
7.63%, 03/15/2020	980	979	Unitymedia Hessen GmbH & Co KG /
CSC Holdings LLC			Unitymedia NRW GmbH
5.25%, 06/01/2024	1,630	1,571	5.00%, 01/15/2025(g)	3,170	3,201
5.38%, 02/01/2028(g)	1,100	1,037	Univision Communications Inc
5.50%, 04/15/2027(g)	3,441	3,303	5.13%, 05/15/2023(g)	980	923
6.63%, 10/15/2025(g)	3,860	4,043	5.13%, 02/15/2025(g)	2,059	1,882
6.75%, 11/15/2021	605	634	6.75%, 09/15/2022(g)	718	733
10.88%, 10/15/2025(g)	7,040	8,122

See accompanying notes.

		Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mining (continued)
UPC Holding BV			FMG Resources August 2006 Pty Ltd
5.50%, 01/15/2028(g)	$2,175	$2,012	4.75%, 05/15/2022(g)	$3,393	$3,257
UPCB Finance IV Ltd			5.13%, 03/15/2023(g)	300	290
5.38%, 01/15/2025(g)	2,110	2,053	5.13%, 05/15/2024(g)	2,862	2,718
Urban One Inc			Freeport-McMoRan Inc
7.38%, 04/15/2022(g)	2,540	2,489	3.10%, 03/15/2020	1,055	1,038
9.25%, 02/15/2020(g)	6,685	6,476	3.55%, 03/01/2022	2,245	2,124
Viacom Inc			3.88%, 03/15/2023	7,005	6,480
5.87%, 02/28/2057(k)	1,438	1,382	4.00%, 11/14/2021	3,885	3,783
3 Month USD LIBOR + 3.90%			4.55%, 11/14/2024	1,600	1,482
6.25%, 02/28/2057(k)	825	790	5.40%, 11/14/2034	5,578	4,881
3 Month USD LIBOR + 3.90%			5.45%, 03/15/2043	2,105	1,784
Videotron Ltd			6.88%, 02/15/2023	1,100	1,152
5.00%, 07/15/2022	200	200	Hecla Mining Co
5.13%, 04/15/2027(g)	535	507	6.88%, 05/01/2021	568	568
5.38%, 06/15/2024(g)	667	666	Hudbay Minerals Inc
Virgin Media Finance PLC			7.25%, 01/15/2023(g)	990	985
6.00%, 10/15/2024(g)	1,590	1,555	7.63%, 01/15/2025(g)	2,715	2,729
Virgin Media Secured Finance PLC			IAMGOLD Corp
5.25%, 01/15/2021	625	632	7.00%, 04/15/2025(g)	1,295	1,284
5.25%, 01/15/2026(g)	500	466	International Wire Group Inc
5.50%, 01/15/2025(g)	200	195	10.75%, 08/01/2021(g)	25	23
5.50%, 08/15/2026(g)	4,920	4,637	Joseph T Ryerson & Son Inc
Ziggo Bond Co BV			11.00%, 05/15/2022(g)	550	589
5.88%, 01/15/2025(g)	260	238	JW Aluminum Continuous Cast Co
6.00%, 01/15/2027(g)	600	534	10.25%, 06/01/2026(g)	435	436
Ziggo BV			Kaiser Aluminum Corp
5.50%, 01/15/2027(g)	3,390	3,110	5.88%, 05/15/2024	234	234
		$291,268	Northwest Acquisitions ULC / Dominion Finco
Metal Fabrication & Hardware - 0.60%			Inc
Grinding Media Inc / Moly-Cop AltaSteel Ltd			7.13%, 11/01/2022(g)	15,490	15,596
7.38%, 12/15/2023(g)	1,550	1,593	Real Alloy Holding Inc
Hillman Group Inc/The			12.33%, 11/30/2023(b),(c),(d)	4,830	4,830
6.38%, 07/15/2022(g)	903	795	Taseko Mines Ltd
Novelis Corp			8.75%, 06/15/2022(g)	100	99
5.88%, 09/30/2026(g)	6,100	5,749	Teck Resources Ltd
6.25%, 08/15/2024(g)	1,965	1,945	3.75%, 02/01/2023	800	770
Optimas OE Solutions Holding LLC / Optimas			4.75%, 01/15/2022	1,045	1,045
OE Solutions Inc			5.20%, 03/01/2042	295	262
8.63%, 06/01/2021(g)	11,735	11,383	5.40%, 02/01/2043	397	361
TriMas Corp			6.00%, 08/15/2040	385	376
4.88%, 10/15/2025(g)	1,000	945	6.13%, 10/01/2035	400	405
Zekelman Industries Inc			6.25%, 07/15/2041	2,340	2,334
9.88%, 06/15/2023(g)	145	155	8.50%, 06/01/2024(g)	1,653	1,794
		$22,565			$76,780
Mining - 2.04%			Miscellaneous Manufacturers - 0.16%
Alcoa Nederland Holding BV			Amsted Industries Inc
6.13%, 05/15/2028(g)	700	698	5.00%, 03/15/2022(g)	1,900	1,864
6.75%, 09/30/2024(g)	1,993	2,093	FXI Holdings Inc
7.00%, 09/30/2026(g)	200	211	7.88%, 11/01/2024(g)	622	580
Aleris International Inc			Gates Global LLC / Gates Global Co
10.75%, 07/15/2023(g)	250	262	6.00%, 07/15/2022(g)	1,409	1,402
Barminco Finance Pty Ltd			Koppers Inc
6.63%, 05/15/2022(g)	450	443	6.00%, 02/15/2025(g)	2,354	2,255
Century Aluminum Co			LSB Industries Inc
7.50%, 06/01/2021(g)	6,575	6,575	9.63%, 05/01/2023(g)	100	104
Constellium NV					$6,205
5.75%, 05/15/2024(g)	466	443	Office & Business Equipment - 0.26%
5.88%, 02/15/2026(g)	500	466	CDW LLC / CDW Finance Corp
6.63%, 03/01/2025(g)	850	833	5.00%, 09/01/2023	4,508	4,485
Eldorado Gold Corp			5.00%, 09/01/2025	1,840	1,794
6.13%, 12/15/2020(g)	200	187	5.50%, 12/01/2024	340	343
Ferroglobe PLC / Globe Specialty Metals Inc			Lexmark International Inc
9.38%, 03/01/2022(g)	325	340	7.13%, 03/15/2020	108	95
First Quantum Minerals Ltd			Pitney Bowes Inc
7.25%, 05/15/2022(g)	545	520	3.88%, 09/15/2020	1,000	986
			3.88%, 10/01/2021	1,075	1,021
			4.38%, 05/15/2022	101	92

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Office & Business Equipment (continued)			Oil & Gas (continued)
Pitney Bowes Inc (continued)			CVR Refining LLC / Coffeyville Finance Inc
4.63%, 03/15/2024	$1,000	$879	6.50%, 11/01/2022	$460	$463
4.95%, 04/01/2023	261	232	Denbury Resources Inc
		$9,927	5.50%, 05/01/2022	755	653
Oil & Gas - 6.75%			9.00%, 05/15/2021(g)	900	937
Aker BP ASA			9.25%, 03/31/2022(g)	571	595
5.88%, 03/31/2025(g)	550	555	Diamond Offshore Drilling Inc
6.00%, 07/01/2022(g)	400	408	3.45%, 11/01/2023	1,000	855
Alta Mesa Holdings LP / Alta Mesa Finance			4.88%, 11/01/2043	1,075	731
Services Corp			7.88%, 08/15/2025	2,097	2,066
7.88%, 12/15/2024	1,100	984	Diamondback Energy Inc
Antero Resources Corp			4.75%, 11/01/2024	998	971
5.00%, 03/01/2025	941	914	5.38%, 05/31/2025	700	697
5.13%, 12/01/2022	10,590	10,517	Eclipse Resources Corp
5.38%, 11/01/2021	2,515	2,518	8.88%, 07/15/2023	2,145	2,134
5.63%, 06/01/2023	700	700	Endeavor Energy Resources LP / EER Finance
Ascent Resources Utica Holdings LLC / ARU			Inc
Finance Corp			5.50%, 01/30/2026(g)	757	778
7.00%, 11/01/2026(g)	4,555	4,418	5.75%, 01/30/2028(g)	565	583
10.00%, 04/01/2022(g)	1,632	1,797	Energen Corp
Athabasca Oil Corp			4.63%, 09/01/2021	425	424
9.88%, 02/24/2022(g)	200	199	Energy Ventures Gom LLC / EnVen Finance Corp
Baytex Energy Corp			11.00%, 02/15/2023(g)	2,180	2,414
5.13%, 06/01/2021(g)	272	265	ENSCO International Inc
5.63%, 06/01/2024(g)	938	842	7.20%, 11/15/2027	1,706	1,557
Berry Petroleum Co LLC			Ensco PLC
7.00%, 02/15/2026(g)	265	263	4.50%, 10/01/2024	1,775	1,442
Bruin E&P Partners LLC			5.20%, 03/15/2025	871	714
8.88%, 08/01/2023(g)	425	419	5.75%, 10/01/2044	550	385
California Resources Corp			7.75%, 02/01/2026	700	653
8.00%, 12/15/2022(g)	2,436	2,168	8.00%, 01/31/2024	39	39
Callon Petroleum Co			EP Energy LLC / Everest Acquisition Finance Inc
6.13%, 10/01/2024	1,783	1,738	6.38%, 06/15/2023	9,655	5,600
6.38%, 07/01/2026	765	759	7.75%, 09/01/2022	500	350
Calumet Specialty Products Partners LP / Calumet			7.75%, 05/15/2026(g)	600	600
Finance Corp			8.00%, 11/29/2024(g)	504	486
6.50%, 04/15/2021	2,050	1,968	8.00%, 02/15/2025(g)	305	205
7.63%, 01/15/2022	125	120	9.38%, 05/01/2020	400	391
7.75%, 04/15/2023	800	760	9.38%, 05/01/2024(g)	5,204	3,955
Canadian Oil Sands Ltd			Extraction Oil & Gas Inc
4.50%, 04/01/2022(g)	700	706	5.63%, 02/01/2026(g)	1,075	908
Carrizo Oil & Gas Inc			7.38%, 05/15/2024(g)	300	281
6.25%, 04/15/2023	786	772	Global Marine Inc
8.25%, 07/15/2025	125	130	7.00%, 06/01/2028	300	295
Centennial Resource Production LLC			Great Western Petroleum LLC / Great Western
5.38%, 01/15/2026(g)	423	413	Finance Corp
Chaparral Energy Inc			9.00%, 09/30/2021(g)	350	333
8.75%, 07/15/2023(g)	800	767	Gulfport Energy Corp
Chesapeake Energy Corp			6.00%, 10/15/2024	1,567	1,465
4.88%, 04/15/2022	1,590	1,510	6.38%, 05/15/2025	1,785	1,696
5.38%, 06/15/2021	202	200	6.63%, 05/01/2023	918	918
5.75%, 03/15/2023	400	380	Halcon Resources Corp
6.13%, 02/15/2021	2,606	2,632	6.75%, 02/15/2025	1,140	1,037
6.63%, 08/15/2020	1,700	1,751	Hess Infrastructure Partners LP / Hess
7.50%, 10/01/2026	250	245	Infrastructure Partners Finance Corp
8.00%, 12/15/2022(g)	303	316	5.63%, 02/15/2026(g)	476	477
8.00%, 01/15/2025	5,950	6,024	HighPoint Operating Corp
8.00%, 06/15/2027	4,805	4,775	7.00%, 10/15/2022	1,700	1,670
CNX Resources Corp			Hilcorp Energy I LP / Hilcorp Finance Co
5.88%, 04/15/2022	2,200	2,160	5.00%, 12/01/2024(g)	1,666	1,572
Comstock Escrow Corp			5.75%, 10/01/2025(g)	900	875
9.75%, 08/15/2026(g)	500	482	6.25%, 11/01/2028(g)	1,050	1,011
Covey Park Energy LLC / Covey Park Finance			Indigo Natural Resources LLC
Corp			6.88%, 02/15/2026(g)	825	780
7.50%, 05/15/2025(g)	1,325	1,302	Jones Energy Holdings LLC / Jones Energy
CrownRock LP / CrownRock Finance Inc			Finance Corp
5.63%, 10/15/2025(g)	3,056	2,907	9.25%, 03/15/2023(g)	65	65

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Kosmos Energy Ltd			Pride International LLC
7.88%, 08/01/2021(g)	$200	$201	6.88%, 08/15/2020	$100	$104
Laredo Petroleum Inc			7.88%, 08/15/2040	300	269
5.63%, 01/15/2022	100	98	Puma International Financing SA
Magnolia Oil & Gas Operating LLC / Magnolia			5.13%, 10/06/2024(g)	400	334
Oil & Gas Finance Corp			QEP Resources Inc
6.00%, 08/01/2026(g)	285	281	5.25%, 05/01/2023	142	136
Matador Resources Co			5.38%, 10/01/2022	593	584
5.88%, 09/15/2026(g)	400	391	5.63%, 03/01/2026	446	420
MEG Energy Corp			Range Resources Corp
6.38%, 01/30/2023(g)	3,974	3,835	4.88%, 05/15/2025	972	902
6.50%, 01/15/2025(g)	945	978	5.00%, 08/15/2022	4,069	3,998
7.00%, 03/31/2024(g)	13,170	12,940	5.00%, 03/15/2023	5,464	5,286
Moss Creek Resources Holdings Inc			5.75%, 06/01/2021	860	873
7.50%, 01/15/2026(g)	725	698	Resolute Energy Corp
Murphy Oil Corp			8.50%, 05/01/2020	17,460	17,416
4.00%, 06/01/2022	720	694	Rowan Cos Inc
4.45%, 12/01/2022	600	584	4.75%, 01/15/2024	2	2
5.75%, 08/15/2025	730	726	4.88%, 06/01/2022	400	383
5.87%, 12/01/2042	200	179	5.40%, 12/01/2042	5	4
6.88%, 08/15/2024	300	312	5.85%, 01/15/2044	430	318
Murphy Oil USA Inc			7.38%, 06/15/2025	2,470	2,347
5.63%, 05/01/2027	2,700	2,633	Sable Permian Resources Land LLC / AEPB
6.00%, 08/15/2023	935	954	Finance Corp
Nabors Industries Inc			7.13%, 11/01/2020(g)	750	446
4.63%, 09/15/2021	1,000	962	7.38%, 11/01/2021(g)	200	119
5.00%, 09/15/2020	450	448	13.00%, 11/30/2020(g)	100	106
5.50%, 01/15/2023	1,958	1,840	Sanchez Energy Corp
5.75%, 02/01/2025	125	115	6.13%, 01/15/2023	5,190	1,920
Neptune Energy Bondco PLC			7.75%, 06/15/2021	750	375
6.63%, 05/15/2025(g)	800	780	Seven Generations Energy Ltd
Newfield Exploration Co			5.38%, 09/30/2025(g)	3,130	2,919
5.38%, 01/01/2026	1,090	1,101	6.75%, 05/01/2023(g)	125	128
5.63%, 07/01/2024	1,002	1,032	6.88%, 06/30/2023(g)	650	670
5.75%, 01/30/2022	150	155	SM Energy Co
Noble Holding International Ltd			5.00%, 01/15/2024	3,409	3,247
5.25%, 03/15/2042	320	222	5.63%, 06/01/2025	200	193
6.05%, 03/01/2041	500	365	6.13%, 11/15/2022	2,577	2,609
6.20%, 08/01/2040	736	535	6.63%, 01/15/2027	1,485	1,492
7.75%, 01/15/2024	1,900	1,774	6.75%, 09/15/2026	925	927
7.88%, 02/01/2026(g)	700	695	Southwestern Energy Co
7.95%, 04/01/2025	1,770	1,611	4.10%, 03/15/2022	650	640
Oasis Petroleum Inc			6.20%, 01/23/2025	1,350	1,313
6.25%, 05/01/2026(g)	2,250	2,211	7.50%, 04/01/2026	300	305
6.88%, 03/15/2022	4,141	4,167	7.75%, 10/01/2027	1,600	1,620
Pacific Drilling First Lien Escrow Issuer Ltd			SRC Energy Inc
8.38%, 10/01/2023(g)	1,000	1,013	6.25%, 12/01/2025	1,300	1,211
Parker Drilling Co			Sunoco LP / Sunoco Finance Corp
6.75%, 07/15/2022	156	106	4.88%, 01/15/2023(g)	1,100	1,060
Parkland Fuel Corp			5.50%, 02/15/2026(g)	800	762
6.00%, 04/01/2026(g)	1,200	1,173	5.88%, 03/15/2028(g)	316	295
Parsley Energy LLC / Parsley Finance Corp			Teine Energy Ltd
5.25%, 08/15/2025(g)	395	382	6.88%, 09/30/2022(g)	915	910
5.38%, 01/15/2025(g)	875	858	Transocean Guardian Ltd
5.63%, 10/15/2027(g)	1,720	1,696	5.88%, 01/15/2024(g)	3,016	2,986
6.25%, 06/01/2024(g)	50	51	Transocean Inc
PBF Holding Co LLC / PBF Finance Corp			5.80%, 10/15/2022	1,497	1,456
7.00%, 11/15/2023	367	379	6.50%, 11/15/2020	223	229
7.25%, 06/15/2025	1,215	1,251	6.80%, 03/15/2038	1,252	1,006
PDC Energy Inc			7.25%, 11/01/2025(g)	1,000	973
5.75%, 05/15/2026	1,200	1,101	7.50%, 01/15/2026(g)	1,100	1,081
6.13%, 09/15/2024	620	592	7.50%, 04/15/2031	690	638
Precision Drilling Corp			8.38%, 12/15/2021	98	105
5.25%, 11/15/2024	4,183	3,880	9.00%, 07/15/2023(g)	1,744	1,829
6.50%, 12/15/2021	789	796	9.35%, 12/15/2041	200	199
7.13%, 01/15/2026(g)	1,500	1,489	Transocean Pontus Ltd
7.75%, 12/15/2023	3,260	3,390	6.13%, 08/01/2025(g)	900	894

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas Services (continued)
Trinidad Drilling Ltd			Weatherford International Ltd
6.63%, 02/15/2025(g)	$246	$246	4.50%, 04/15/2022	$596	$444
Ultra Resources Inc			5.13%, 09/15/2020	513	449
6.88%, 04/15/2022(g)	550	316	5.95%, 04/15/2042	5	3
7.13%, 04/15/2025(g)	41	18	6.50%, 08/01/2036	169	112
Unit Corp			6.75%, 09/15/2040	373	251
6.63%, 05/15/2021	244	242	7.00%, 03/15/2038	820	554
Vermilion Energy Inc			7.75%, 06/15/2021	2,100	1,743
5.63%, 03/15/2025(g)	400	388	8.25%, 06/15/2023	1,790	1,365
Vine Oil & Gas LP / Vine Oil & Gas Finance			9.88%, 02/15/2024	1,700	1,326
Corp					$20,460
8.75%, 04/15/2023(g)	425	396	Packaging & Containers - 2.80%
W&T Offshore Inc			ARD Finance SA
9.75%, 11/01/2023(g)	229	222	7.13%, PIK 7.88%, 09/15/2023(h),(i)	1,725	1,672
Whiting Petroleum Corp			Ardagh Packaging Finance PLC / Ardagh
5.75%, 03/15/2021	4,858	4,888	Holdings USA Inc
6.25%, 04/01/2023	3,200	3,240	4.25%, 09/15/2022(g)	3,350	3,249
6.63%, 01/15/2026	1,375	1,373	4.63%, 05/15/2023(g)	1,780	1,731
WildHorse Resource Development Corp			6.00%, 02/15/2025(g)	8,295	7,777
6.88%, 02/01/2025	2,075	2,065	7.25%, 05/15/2024(g)	2,025	2,035
WPX Energy Inc			Ball Corp
5.25%, 09/15/2024	3,643	3,597	4.00%, 11/15/2023	1,080	1,048
5.75%, 06/01/2026	1,599	1,591	4.38%, 12/15/2020	1,625	1,625
6.00%, 01/15/2022	1,327	1,357	4.88%, 03/15/2026	1,440	1,420
8.25%, 08/01/2023	300	337	5.00%, 03/15/2022	3,997	4,057
		$253,834	5.25%, 07/01/2025	755	763
Oil & Gas Services - 0.54%			Berry Global Inc
Apergy Corp			4.50%, 02/15/2026(g)	200	187
6.38%, 05/01/2026(g)	500	506	5.13%, 07/15/2023	4,710	4,687
Archrock Partners LP / Archrock Partners Finance			5.50%, 05/15/2022	400	400
Corp			6.00%, 10/15/2022	420	429
6.00%, 10/01/2022	286	283	BWAY Holding Co
Calfrac Holdings LP			5.50%, 04/15/2024(g)	7,129	6,844
8.50%, 06/15/2026(g)	1,400	1,260	7.25%, 04/15/2025(g)	2,400	2,280
CSI Compressco LP / CSI Compressco Finance			Crown Americas LLC / Crown Americas Capital
Inc			Corp IV
7.25%, 08/15/2022	848	789	4.50%, 01/15/2023	1,020	999
Exterran Energy Solutions LP / EES Finance Corp			Crown Americas LLC / Crown Americas Capital
8.13%, 05/01/2025	31	31	Corp V
Forum Energy Technologies Inc			4.25%, 09/30/2026	1,400	1,270
6.25%, 10/01/2021	355	348	Crown Americas LLC / Crown Americas Capital
FTS International Inc			Corp VI
6.25%, 05/01/2022	125	119	4.75%, 02/01/2026(g)	3,215	3,034
KCA Deutag UK Finance PLC			Flex Acquisition Co Inc
7.25%, 05/15/2021(g)	600	554	6.88%, 01/15/2025(g)	818	765
9.63%, 04/01/2023(g)	325	306	7.88%, 07/15/2026(g)	475	459
9.88%, 04/01/2022(g)	1,328	1,282	Graphic Packaging International LLC
McDermott Technology Americas Inc /			4.75%, 04/15/2021	120	120
McDermott Technology US Inc			4.88%, 11/15/2022	363	362
10.63%, 05/01/2024(g)	1,100	998	Multi-Color Corp
Oceaneering International Inc			4.88%, 11/01/2025(g)	625	572
4.65%, 11/15/2024	2,008	1,864	6.13%, 12/01/2022(g)	700	708
SESI LLC			Owens-Brockway Glass Container Inc
7.13%, 12/15/2021	265	263	5.00%, 01/15/2022(g)	4,283	4,230
7.75%, 09/15/2024	2,250	2,211	5.38%, 01/15/2025(g)	200	194
Telford Offshore Ltd			5.88%, 08/15/2023(g)	1,223	1,218
14.00%, PIK 14.00%, 02/12/2024(h),(i)	283	188	6.38%, 08/15/2025(g)	83	83
Transocean Phoenix 2 Ltd			Plastipak Holdings Inc
7.75%, 10/15/2024(g)	480	496	6.25%, 10/15/2025(g)	20,687	18,928
Transocean Proteus Ltd			Reynolds Group Issuer Inc / Reynolds
6.25%, 12/01/2024(g)	698	695	Group Issuer LLC / Reynolds Group Issuer
USA Compression Partners LP / USA			(Luxembourg) S.A.
Compression Finance Corp			5.13%, 07/15/2023(g)	8,160	7,977
6.88%, 04/01/2026(g)	1,400	1,414	5.75%, 10/15/2020	2,277	2,277
Weatherford International LLC			6.88%, 02/15/2021	225	227
9.88%, 03/01/2025(g)	770	606	7.00%, 07/15/2024(g)	1,926	1,927

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Packaging & Containers (continued)			Pipelines (continued)
Sealed Air Corp			Cheniere Corpus Christi Holdings LLC
5.13%, 12/01/2024(g)	$910	$885	5.13%, 06/30/2027	$800	$784
5.25%, 04/01/2023(g)	2,285	2,265	5.88%, 03/31/2025	3,190	3,285
5.50%, 09/15/2025(g)	1,208	1,193	7.00%, 06/30/2024	1,330	1,438
6.50%, 12/01/2020(g)	1,568	1,623	Cheniere Energy Partners LP
Silgan Holdings Inc			5.25%, 10/01/2025	7,228	7,092
5.50%, 02/01/2022	2,608	2,634	5.63%, 10/01/2026(g)	3,790	3,733
W/S Packaging Holdings Inc			CNX Midstream Partners LP / CNX Midstream
9.00%, 04/15/2023(g)	11,030	11,251	Finance Corp
		$105,405	6.50%, 03/15/2026(g)	1,060	1,033
Pharmaceuticals - 1.95%			Crestwood Midstream Partners LP / Crestwood
Bausch Health Cos Inc			Midstream Finance Corp
5.50%, 03/01/2023(g)	3,357	3,181	5.75%, 04/01/2025	1,572	1,568
5.50%, 11/01/2025(g)	4,645	4,552	6.25%, 04/01/2023	2,515	2,565
5.63%, 12/01/2021(g)	1,750	1,722	DCP Midstream Operating LP
5.88%, 05/15/2023(g)	4,974	4,744	2.70%, 04/01/2019	1,115	1,107
6.13%, 04/15/2025(g)	4,000	3,679	3.88%, 03/15/2023	1,153	1,107
6.50%, 03/15/2022(g)	3,265	3,379	4.75%, 09/30/2021(g)	1,221	1,224
7.00%, 03/15/2024(g)	2,717	2,845	4.95%, 04/01/2022	1,398	1,405
7.50%, 07/15/2021(g)	621	630	5.35%, 03/15/2020(g)	173	175
9.00%, 12/15/2025(g)	1,000	1,043	5.38%, 07/15/2025	475	482
Bausch Health Cos Inc/US			5.60%, 04/01/2044	975	883
8.50%, 01/31/2027(g)	870	885	5.85%, 05/21/2043(g)	2,745	2,457
9.25%, 04/01/2026(g)	1,555	1,631	3 Month USD LIBOR + 7.70%
BioScrip Inc			6.45%, 11/03/2036(g)	170	176
8.88%, 02/15/2021	560	528	6.75%, 09/15/2037(g)	490	510
Elanco Animal Health Inc			8.13%, 08/16/2030	45	52
3.91%, 08/27/2021(g)	1,075	1,075	Delek Logistics Partners LP / Delek Logistics
4.27%, 08/28/2023(g)	900	896	Finance Corp
4.90%, 08/28/2028(g)	2,083	2,058	6.75%, 05/15/2025	636	630
Endo Dac / Endo Finance LLC / Endo Finco Inc			Energy Transfer LP
5.88%, 10/15/2024(g)	200	200	4.25%, 03/15/2023	1,600	1,584
6.00%, 07/15/2023(g)	2,395	2,059	5.50%, 06/01/2027	1,100	1,118
6.00%, 02/01/2025(g)	3,185	2,667	5.88%, 01/15/2024	2,370	2,492
Endo Finance LLC			7.50%, 10/15/2020	8,459	8,956
5.75%, 01/15/2022(g)	700	633	EnLink Midstream Partners LP
Endo Finance LLC / Endo Finco Inc			4.15%, 06/01/2025	1,000	930
5.38%, 01/15/2023(g)	3,145	2,681	4.40%, 04/01/2024	1,950	1,879
7.25%, 01/15/2022(g)	480	455	4.85%, 07/15/2026	2,000	1,892
HLF Financing Sarl LLC / Herbalife International			5.45%, 06/01/2047	700	590
Inc			Genesis Energy LP / Genesis Energy Finance
7.25%, 08/15/2026(g)	318	322	Corp
Horizon Pharma Inc / Horizon Pharma USA Inc			5.63%, 06/15/2024	669	605
8.75%, 11/01/2024(g)	700	733	6.00%, 05/15/2023	1,000	942
NVA Holdings Inc/United States			6.25%, 05/15/2026	1,490	1,345
6.88%, 04/01/2026(g)	9,493	9,375	6.50%, 10/01/2025	361	333
Owens & Minor Inc			6.75%, 08/01/2022	1,570	1,578
3.88%, 09/15/2021	515	476	Holly Energy Partners LP / Holly Energy Finance
4.38%, 12/15/2024	597	504	Corp
Vizient Inc			6.00%, 08/01/2024(g)	1,518	1,522
10.38%, 03/01/2024(g)	18,790	20,434	IFM US Colonial Pipeline 2 LLC
		$73,387	6.45%, 05/01/2021(g)	100	105
Pipelines - 3.09%			Martin Midstream Partners LP / Martin Midstream
American Midstream Partners LP / American			Finance Corp
Midstream Finance Corp			7.25%, 02/15/2021	340	337
9.50%, 12/15/2021(g)	700	686	NGPL PipeCo LLC
Antero Midstream Partners LP / Antero			4.38%, 08/15/2022(g)	1,600	1,580
Midstream Finance Corp			4.88%, 08/15/2027(g)	1,481	1,425
5.38%, 09/15/2024	6,625	6,459	7.77%, 12/15/2037(g)	300	351
Blue Racer Midstream LLC / Blue Racer Finance			NuStar Logistics LP
Corp			4.75%, 02/01/2022	330	326
6.13%, 11/15/2022(g)	1,030	1,051	4.80%, 09/01/2020	3,454	3,445
Buckeye Partners LP			5.63%, 04/28/2027	1,490	1,425
6.37%, 01/22/2078(k)	1,650	1,511	6.75%, 02/01/2021	2,090	2,173
3 Month USD LIBOR + 4.02%			PBF Logistics LP / PBF Logistics Finance Corp
			6.88%, 05/15/2023	1,432	1,457

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Rockies Express Pipeline LLC			Equinix Inc
5.63%, 04/15/2020(g)	$1,150	$1,175	5.38%, 01/01/2022	$404	$412
6.00%, 01/15/2019(g)	895	898	5.38%, 04/01/2023	1,450	1,472
SemGroup Corp			5.38%, 05/15/2027	1,785	1,767
6.38%, 03/15/2025	1,000	967	5.75%, 01/01/2025	1,941	1,978
7.25%, 03/15/2026	260	254	5.88%, 01/15/2026	3,503	3,564
SemGroup Corp / Rose Rock Finance Corp			ESH Hospitality Inc
5.63%, 07/15/2022	889	853	5.25%, 05/01/2025(g)	3,864	3,657
5.63%, 11/15/2023	2,480	2,343	GEO Group Inc/The
Summit Midstream Holdings LLC / Summit			5.13%, 04/01/2023	640	601
Midstream Finance Corp			5.88%, 01/15/2022	700	692
5.50%, 08/15/2022	920	911	5.88%, 10/15/2024	1,000	927
5.75%, 04/15/2025	4,937	4,727	6.00%, 04/15/2026	1,100	1,006
Tallgrass Energy Partners LP / Tallgrass Energy			GLP Capital LP / GLP Financing II Inc
Finance Corp			4.88%, 11/01/2020	2,195	2,220
4.75%, 10/01/2023(g)	375	371	Iron Mountain Inc
5.50%, 09/15/2024(g)	2,010	2,023	4.38%, 06/01/2021(g)	1,000	995
5.50%, 01/15/2028(g)	2,205	2,180	4.88%, 09/15/2027(g)	1,546	1,376
Targa Resources Partners LP / Targa Resources			5.25%, 03/15/2028(g)	2,530	2,271
Partners Finance Corp			5.75%, 08/15/2024	4,920	4,828
4.13%, 11/15/2019	880	880	6.00%, 08/15/2023	2,780	2,845
4.25%, 11/15/2023	525	504	Iron Mountain US Holdings Inc
5.00%, 01/15/2028	4,660	4,416	5.38%, 06/01/2026(g)	2,820	2,595
5.13%, 02/01/2025	2,510	2,441	iStar Inc
5.25%, 05/01/2023	960	958	4.63%, 09/15/2020	25	25
5.38%, 02/01/2027	1,484	1,443	5.00%, 07/01/2019	64	64
5.88%, 04/15/2026(g)	1,800	1,809	5.25%, 09/15/2022	500	484
6.75%, 03/15/2024	7,120	7,458	6.00%, 04/01/2022	681	681
		$116,414	6.50%, 07/01/2021	400	404
Private Equity - 0.14%			Mack-Cali Realty LP
Icahn Enterprises LP / Icahn Enterprises Finance			3.15%, 05/15/2023	970	857
Corp			MGM Growth Properties Operating Partnership
5.88%, 02/01/2022	1,883	1,883	LP / MGP Finance Co-Issuer Inc
6.00%, 08/01/2020	200	202	4.50%, 09/01/2026	900	814
6.25%, 02/01/2022	1,187	1,198	5.63%, 05/01/2024	1,315	1,317
6.38%, 12/15/2025	1,175	1,168	MPT Operating Partnership LP / MPT Finance
6.75%, 02/01/2024	857	861	Corp
		$5,312	5.00%, 10/15/2027	3,255	3,059
Real Estate - 0.30%			5.25%, 08/01/2026	6,853	6,613
Five Point Operating Co LP / Five Point Capital			5.50%, 05/01/2024	4,625	4,671
Corp			6.38%, 03/01/2024	4,935	5,108
7.88%, 11/15/2025(g)	1,736	1,720	RHP Hotel Properties LP / RHP Finance Corp
Greystar Real Estate Partners LLC			5.00%, 04/15/2023	1,090	1,079
5.75%, 12/01/2025(g)	936	908	Sabra Health Care LP / Sabra Capital Corp
Howard Hughes Corp/The			5.50%, 02/01/2021	1,600	1,621
5.38%, 03/15/2025(g)	1,350	1,296	SBA Communications Corp
Hunt Cos Inc			4.00%, 10/01/2022	1,350	1,293
6.25%, 02/15/2026(g)	1,175	1,084	4.88%, 07/15/2022	2,398	2,377
Kennedy-Wilson Inc			4.88%, 09/01/2024	1,723	1,663
5.88%, 04/01/2024	1,350	1,296	Starwood Property Trust Inc
Realogy Group LLC / Realogy Co-Issuer Corp			3.63%, 02/01/2021(g)	4,420	4,293
4.50%, 04/15/2019(g)	2,660	2,647	4.75%, 03/15/2025	1,706	1,625
4.88%, 06/01/2023(g)	800	724	5.00%, 12/15/2021	1,715	1,706
5.25%, 12/01/2021(g)	950	933	Uniti Group LP / Uniti Fiber Holdings Inc / CSL
WeWork Cos Inc			Capital LLC
7.88%, 05/01/2025(g)	640	587	7.13%, 12/15/2024(g)	21,120	18,744
		$11,195	Uniti Group LP / Uniti Group Finance Inc / CSL
REITs - 3.20%			Capital LLC
CBL & Associates LP			6.00%, 04/15/2023(g)	1,197	1,149
4.60%, 10/15/2024	1,300	1,033	8.25%, 10/15/2023	18,905	17,818
5.25%, 12/01/2023	25	21	VICI Properties 1 LLC / VICI FC Inc
5.95%, 12/15/2026	500	416	8.00%, 10/15/2023	5,060	5,553
CoreCivic Inc					$120,448
4.63%, 05/01/2023	948	893	Retail - 2.09%
4.75%, 10/15/2027	836	713	1011778 BC ULC / New Red Finance Inc
CyrusOne LP / CyrusOne Finance Corp			4.25%, 05/15/2024(g)	9,496	8,926
5.00%, 03/15/2024	702	702	4.63%, 01/15/2022(g)	2,880	2,854
5.38%, 03/15/2027	449	446	5.00%, 10/15/2025(g)	3,645	3,417

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Retail (continued)
Asbury Automotive Group Inc			PetSmart Inc
6.00%, 12/15/2024	$300	$295	5.88%, 06/01/2025(g)	$2,147	$1,675
Beacon Roofing Supply Inc			7.13%, 03/15/2023(g)	1,505	1,053
4.88%, 11/01/2025(g)	985	884	8.88%, 06/01/2025(g)	650	450
Bed Bath & Beyond Inc			PriSo Acquisition Corp
5.17%, 08/01/2044	1,124	774	9.00%, 05/15/2023(g)	75	77
Brinker International Inc			QVC Inc
5.00%, 10/01/2024(g)	1,050	987	5.45%, 08/15/2034	835	740
Caleres Inc			Rite Aid Corp
6.25%, 08/15/2023	1,110	1,132	6.13%, 04/01/2023(g)	1,850	1,571
Carvana Co			Sally Holdings LLC / Sally Capital Inc
8.88%, 10/01/2023(g)	700	662	5.50%, 11/01/2023	50	48
Cumberland Farms Inc			5.63%, 12/01/2025	1,103	1,024
6.75%, 05/01/2025(g)	127	130	Signet UK Finance PLC
DriveTime Automotive Group Inc / Bridgecrest			4.70%, 06/15/2024	106	100
Acceptance Corp			Sonic Automotive Inc
8.00%, 06/01/2021(g)	230	236	6.13%, 03/15/2027	801	727
Ferrellgas LP / Ferrellgas Finance Corp			SRS Distribution Inc
6.50%, 05/01/2021	191	171	8.25%, 07/01/2026(g)	18,720	17,550
6.75%, 01/15/2022	450	390	Staples Inc
6.75%, 06/15/2023	110	95	8.50%, 09/15/2025(g)	780	706
Ferrellgas Partners LP / Ferrellgas Partners			Suburban Propane Partners LP/Suburban Energy
Finance Corp			Finance Corp
8.63%, 06/15/2020	100	91	5.50%, 06/01/2024	1,073	1,019
FirstCash Inc			5.88%, 03/01/2027	750	684
5.38%, 06/01/2024(g)	114	112	Yum! Brands Inc
GameStop Corp			3.75%, 11/01/2021	1,510	1,476
6.75%, 03/15/2021(g)	200	202	3.88%, 11/01/2020	210	208
Gap Inc/The			3.88%, 11/01/2023	20	19
5.95%, 04/12/2021	1,050	1,084	6.88%, 11/15/2037	750	754
Golden Nugget Inc					$78,795
6.75%, 10/15/2024(g)	1,661	1,657	Semiconductors - 0.47%
8.75%, 10/01/2025(g)	1,475	1,516	Advanced Micro Devices Inc
Group 1 Automotive Inc			7.00%, 07/01/2024	106	110
5.00%, 06/01/2022	350	341	7.50%, 08/15/2022	2,700	2,956
5.25%, 12/15/2023(g)	284	273	Amkor Technology Inc
Guitar Center Escrow Issuer Inc			6.38%, 10/01/2022	825	830
9.50%, 10/15/2021(g)	1,175	1,143	Entegris Inc
IRB Holding Corp			4.63%, 02/10/2026(g)	411	382
6.75%, 02/15/2026(g)	135	129	Micron Technology Inc
JC Penney Corp Inc			5.50%, 02/01/2025	380	386
5.88%, 07/01/2023(g)	200	173	NXP BV / NXP Funding LLC
6.38%, 10/15/2036	200	77	3.88%, 09/01/2022(g)	1,600	1,546
8.63%, 03/15/2025(g)	950	618	4.13%, 06/15/2020(g)	675	673
KFC Holding Co/Pizza Hut Holdings LLC/Taco			4.13%, 06/01/2021(g)	4,655	4,626
Bell of America LLC			4.63%, 06/15/2022(g)	1,012	1,006
4.75%, 06/01/2027(g)	1,940	1,824	4.63%, 06/01/2023(g)	300	297
5.00%, 06/01/2024(g)	900	888	Qorvo Inc
5.25%, 06/01/2026(g)	4,600	4,519	5.50%, 07/15/2026(g)	425	426
L Brands Inc			Sensata Technologies UK Financing Co PLC
5.25%, 02/01/2028	1,100	938	6.25%, 02/15/2026(g)	3,978	4,048
5.63%, 02/15/2022	1,000	1,010	STATS ChipPAC Pte Ltd
5.63%, 10/15/2023	1,575	1,557	8.50%, 11/24/2020(g)	400	412
6.69%, 01/15/2027	988	929			$17,698
6.75%, 07/01/2036	450	372	Software - 2.01%
6.88%, 11/01/2035	361	307	Ascend Learning LLC
7.60%, 07/15/2037	500	398	6.88%, 08/01/2025(g)	2,491	2,479
Men's Wearhouse Inc/The			Blackboard Inc
7.00%, 07/01/2022	16	16	9.75%, 10/15/2021(g)	307	224
Neiman Marcus Group Ltd LLC			Camelot Finance SA
8.00%, 10/15/2021(g)	2,175	1,305	7.88%, 10/15/2024(g)	1,610	1,594
Party City Holdings Inc			CDK Global Inc
6.63%, 08/01/2026(g)	400	389	3.80%, 10/15/2019	545	544
Penske Automotive Group Inc			4.88%, 06/01/2027	1,860	1,741
3.75%, 08/15/2020	4,365	4,321	5.00%, 10/15/2024	1,981	1,956
5.50%, 05/15/2026	836	794	5.88%, 06/15/2026	1,605	1,617
5.75%, 10/01/2022	965	978

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Software (continued)			Telecommunications (continued)
Change Healthcare Holdings LLC / Change			CenturyLink Inc
Healthcare Finance Inc			5.63%, 04/01/2020	$1,110	$1,124
5.75%, 03/01/2025(g)	$1,550	$1,515	5.63%, 04/01/2025	2,570	2,467
Fair Isaac Corp			5.80%, 03/15/2022	2,630	2,620
5.25%, 05/15/2026(g)	75	74	6.45%, 06/15/2021	800	818
First Data Corp			6.75%, 12/01/2023	1,050	1,071
5.00%, 01/15/2024(g)	6,430	6,350	6.88%, 01/15/2028	5,932	5,606
5.38%, 08/15/2023(g)	1,600	1,614	7.50%, 04/01/2024	1,650	1,732
5.75%, 01/15/2024(g)	3,032	3,051	7.65%, 03/15/2042	1,000	860
7.00%, 12/01/2023(g)	2,233	2,316	Cincinnati Bell Inc
Genesys Telecommunications Laboratories			7.00%, 07/15/2024(g)	904	811
Inc/Greeneden Lux 3 Sarl			8.00%, 10/15/2025(g)	140	127
10.00%, 11/30/2024(g)	1,962	2,129	CommScope Inc
Infor Software Parent LLC / Infor Software Parent			5.00%, 06/15/2021(g)	1,685	1,679
Inc			5.50%, 06/15/2024(g)	1,062	1,026
7.13%, PIK 7.88%, 05/01/2021(g),(h),(i)	4,004	3,994	CommScope Technologies LLC
Infor US Inc			5.00%, 03/15/2027(g)	2,030	1,812
5.75%, 08/15/2020(g)	216	218	6.00%, 06/15/2025(g)	7,240	7,041
6.50%, 05/15/2022	2,087	2,082	Consolidated Communications Inc
Informatica LLC			6.50%, 10/01/2022	1,275	1,174
7.13%, 07/15/2023(g)	1,975	2,015	DKT Finance ApS
IQVIA Inc			9.38%, 06/17/2023(g)	125	131
4.88%, 05/15/2023(g)	1,350	1,336	Embarq Corp
5.00%, 10/15/2026(g)	4,562	4,397	8.00%, 06/01/2036	5,222	4,974
j2 Cloud Services LLC / j2 Global Co-Obligor Inc			Frontier Communications Corp
6.00%, 07/15/2025(g)	2,524	2,499	6.25%, 09/15/2021	10	9
MSCI Inc			6.88%, 01/15/2025	1,300	734
4.75%, 08/01/2026(g)	1,235	1,192	7.13%, 01/15/2023	835	555
5.25%, 11/15/2024(g)	2,160	2,176	7.63%, 04/15/2024	1,225	735
5.38%, 05/15/2027(g)	300	297	7.88%, 01/15/2027	200	111
5.75%, 08/15/2025(g)	2,365	2,430	8.50%, 04/01/2026(g)	1,950	1,811
Nuance Communications Inc			8.75%, 04/15/2022	760	591
5.38%, 08/15/2020(g)	506	506	9.00%, 08/15/2031	7,803	4,799
5.63%, 12/15/2026	2,480	2,430	11.00%, 09/15/2025	9,149	6,702
6.00%, 07/01/2024	5,305	5,371	10.50%, 09/15/2022	3,619	3,013
Open Text Corp			Frontier Florida LLC
5.63%, 01/15/2023(g)	235	237	6.86%, 02/01/2028	1,206	1,056
5.88%, 06/01/2026(g)	5,339	5,366	Gogo Intermediate Holdings LLC / Gogo Finance
PTC Inc			Co Inc
6.00%, 05/15/2024	550	562	12.50%, 07/01/2022(g)	2,200	2,392
Rackspace Hosting Inc			GTT Communications Inc
8.63%, 11/15/2024(g)	7,285	6,848	7.88%, 12/31/2024(g)	29,905	28,110
Riverbed Technology Inc			HC2 Holdings Inc
8.88%, 03/01/2023(g)	1,095	1,004	11.00%, 12/01/2019(g)	180	179
Solera LLC / Solera Finance Inc			Hughes Satellite Systems Corp
10.50%, 03/01/2024(g)	2,115	2,295	5.25%, 08/01/2026	1,054	1,001
TIBCO Software Inc			6.50%, 06/15/2019	1,928	1,955
11.38%, 12/01/2021(g)	150	159	6.63%, 08/01/2026	1,060	1,010
Veritas US Inc / Veritas Bermuda Ltd			7.63%, 06/15/2021	320	339
7.50%, 02/01/2023(g)	125	118	Inmarsat Finance PLC
10.50%, 02/01/2024(g)	850	731	4.88%, 05/15/2022(g)	1,500	1,469
		$75,467	Intelsat Connect Finance SA
Storage & Warehousing - 0.03%			9.50%, 02/15/2023(g)	1,700	1,632
Algeco Global Finance Plc			Intelsat Jackson Holdings SA
8.00%, 02/15/2023(g)	875	879	5.50%, 08/01/2023	12,130	10,856
Mobile Mini Inc			7.50%, 04/01/2021	303	307
5.88%, 07/01/2024	230	231	8.00%, 02/15/2024(g)	2,400	2,511
		$1,110	8.50%, 10/15/2024(g)	3,970	3,901
Telecommunications - 6.23%			9.50%, 09/30/2022(g)	400	464
Anixter Inc			9.75%, 07/15/2025(g)	1,700	1,781
5.13%, 10/01/2021	500	502	Intelsat Luxembourg SA
5.50%, 03/01/2023	511	515	8.13%, 06/01/2023	2,930	2,467
5.63%, 05/01/2019	855	862	Iridium Communications Inc
C&W Senior Financing DAC			10.25%, 04/15/2023(g)	116	126
6.88%, 09/15/2027(g)	950	905	Koninklijke KPN NV
			7.00%, 03/28/2073(g),(k)	405	421
			USD Swap Semi-Annual 10 Year + 5.33%

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Telecommunications (continued)
Level 3 Financing Inc			ViaSat Inc
5.13%, 05/01/2023	$3,402	$3,376	5.63%, 09/15/2025(g)	$2,230	$2,066
5.25%, 03/15/2026	480	461	West Corp
5.38%, 08/15/2022	2,400	2,406	5.38%, 07/15/2022(g)	100	100
5.38%, 01/15/2024	4,875	4,826	Wind Tre SpA
5.38%, 05/01/2025	383	374	5.00%, 01/20/2026(g)	4,120	3,507
5.63%, 02/01/2023	1,753	1,760	Windstream Services LLC / Windstream Finance
6.13%, 01/15/2021	50	50	Corp
Level 3 Parent LLC			6.38%, 08/01/2023(g)	241	116
5.75%, 12/01/2022	864	862	7.75%, 10/15/2020	200	142
Nokia OYJ			8.63%, 10/31/2025(g)	675	631
3.38%, 06/12/2022	520	498	9.00%, 06/30/2025(g)	219	158
4.38%, 06/12/2027	495	466	10.50%, 06/30/2024(g)	300	243
6.63%, 05/15/2039	716	746	WTT Investment Ltd/Hong Kong
Plantronics Inc			5.50%, 11/21/2022(g)	650	643
5.50%, 05/31/2023(g)	336	328			$234,460
Qwest Capital Funding Inc			Toys, Games & Hobbies - 0.13%
6.88%, 07/15/2028	379	339	Mattel Inc
7.75%, 02/15/2031	1,055	947	2.35%, 08/15/2021	1,000	898
Qwest Corp			3.15%, 03/15/2023	1,000	851
6.75%, 12/01/2021	1,175	1,226	4.35%, 10/01/2020	365	361
6.88%, 09/15/2033	5,065	4,899	5.45%, 11/01/2041	214	171
7.25%, 09/15/2025	1,458	1,554	6.20%, 10/01/2040	150	122
Sable International Finance Ltd			6.75%, 12/31/2025(g)	2,650	2,538
6.88%, 08/01/2022(g)	1,475	1,540			$4,941
Sprint Capital Corp			Transportation - 0.22%
6.88%, 11/15/2028	2,692	2,648	Global Ship Lease Inc
8.75%, 03/15/2032	1,793	1,959	9.88%, 11/15/2022(g)	275	262
Sprint Communications Inc			Hornbeck Offshore Services Inc
6.00%, 11/15/2022	3,444	3,476	5.88%, 04/01/2020	270	204
7.00%, 03/01/2020(g)	414	429	Navios Maritime Acquisition Corp / Navios
7.00%, 08/15/2020	2,274	2,354	Acquisition Finance US Inc
9.00%, 11/15/2018(g)	840	842	8.13%, 11/15/2021(g)	200	168
9.25%, 04/15/2022	300	337	Neovia Logistics Services LLC / SPL Logistics
11.50%, 11/15/2021	2,174	2,549	Finance Corp
Sprint Corp			8.88%, 08/01/2020(g)	125	112
7.13%, 06/15/2024	12,543	12,825	Teekay Corp
7.25%, 09/15/2021	3,188	3,331	8.50%, 01/15/2020	262	266
7.63%, 02/15/2025	2,632	2,734	Teekay Offshore Partners LP/Teekay Offshore
7.63%, 03/01/2026	4,785	4,976	Finance Corp
7.88%, 09/15/2023	9,400	10,035	8.50%, 07/15/2023(g)	775	785
Telecom Italia Capital SA			Watco Cos LLC / Watco Finance Corp
6.00%, 09/30/2034	2,149	1,939	6.38%, 04/01/2023(g)	270	274
6.38%, 11/15/2033	1,115	1,020	XPO CNW Inc
7.20%, 07/18/2036	1,532	1,503	6.70%, 05/01/2034	1,052	1,052
7.72%, 06/04/2038	550	557	XPO Logistics Inc
Telecom Italia SpA/Milano			6.13%, 09/01/2023(g)	1,330	1,362
5.30%, 05/30/2024(g)	2,400	2,262	6.50%, 06/15/2022(g)	3,689	3,781
Telefonaktiebolaget LM Ericsson					$8,266
4.13%, 05/15/2022	1,100	1,080	Trucking & Leasing - 0.68%
Telesat Canada / Telesat LLC			AerCap Global Aviation Trust
8.88%, 11/15/2024(g)	425	453	6.50%, 06/15/2045(g),(k)	400	410
T-Mobile USA Inc			3 Month USD LIBOR + 4.30%
4.50%, 02/01/2026	3,000	2,808	Avolon Holdings Funding Ltd
4.75%, 02/01/2028	1,900	1,758	5.13%, 10/01/2023(g)	3,455	3,390
5.13%, 04/15/2025	500	493	Fly Leasing Ltd
5.38%, 04/15/2027	519	507	5.25%, 10/15/2024	1,000	950
6.00%, 03/01/2023	3,662	3,755	Fortress Transportation & Infrastructure Investors
6.00%, 04/15/2024	7,097	7,275	LLC
6.38%, 03/01/2025	2,742	2,828	6.50%, 10/01/2025(g)	500	491
6.50%, 01/15/2024	312	323	6.75%, 03/15/2022(g)	1,250	1,278
6.50%, 01/15/2026	3,650	3,841	Park Aerospace Holdings Ltd
Trilogy International Partners LLC / Trilogy			4.50%, 03/15/2023(g)	1,832	1,743
International Finance Inc			5.25%, 08/15/2022(g)	11,768	11,680
8.88%, 05/01/2022(g)	100	100	5.50%, 02/15/2024(g)	5,802	5,746
United States Cellular Corp					$25,688
6.70%, 12/15/2033	300	305	TOTAL BONDS		$3,168,805

See accompanying notes.

Schedule of Investments
High Yield Fund I
October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
- 12.74%	Amount (000's) Value (000's)		(continued)	Amount (000’s) Value (000’s)
Advertising - 0.06%			Cosmetics & Personal Care - 0.12%
Advantage Sales & Marketing Inc			Wellness Merger Sub Inc
8.74%, 07/25/2022(l)	$2,570	$2,142	11.06%, 06/27/2025(l)	$4,330	$4,373
US LIBOR + 6.50%			Distribution & Wholesale - 0.10%
Aerospace & Defense - 0.00%			American Tire Distributors Inc
Jazz Acquisition Inc			11.25%, 10/05/2019(d),(l)	3,828	3,828
9.14%, 06/19/2022(l)	170	158	Electric - 0.24%
US LIBOR + 6.75%			Calpine Corp
Automobile Parts & Equipment - 0.34%			4.89%, 01/15/2023(l)	3,263	3,256
Dexko Global Inc			US LIBOR + 2.50%
10.64%, 07/24/2025(l)	5,682	5,753	Vistra Operations Co LLC
US LIBOR + 8.25%			4.54%, 12/14/2023(l)	5,610	5,612
Truck Hero Inc			US LIBOR + 2.25%
10.54%, 05/16/2025(l)	7,072	7,107			$8,868
US LIBOR + 8.25%			Electronics - 0.13%
		$12,860	Deliver Buyer Inc
Chemicals - 0.12%			7.31%, 05/01/2024(l)	4,984	4,997
Starfruit US Holdco LLC			US LIBOR + 5.00%
5.07%, 09/19/2025(l)	4,470	4,453	Entertainment - 0.24%
US LIBOR + 3.25%			Cowlitz Tribal Gaming Authority
Coal - 0.13%			12.74%, 12/06/2021(l)	793	839
Foresight Energy LLC			US LIBOR + 10.50%
8.28%, 03/28/2022(l)	5,000	5,009	Crown Finance US Inc
Commercial Services - 1.03%			0.00%, 02/07/2025(l),(m)	2,290	2,279
Concentra Inc			US LIBOR + 2.50%
0.00%, 06/01/2022(l),(m)	1,681	1,683	Mohegan Gaming & Entertainment
US LIBOR + 2.75%			6.24%, 09/30/2023(l)	1,460	1,368
KUEHG Corp			US LIBOR + 4.00%
10.64%, 08/22/2025(l)	3,890	3,938	SeaWorld Parks & Entertainment Inc
Learning Care Group US No 2 Inc			5.24%, 04/01/2024(l)	4,582	4,567
9.78%, 02/26/2026(l)	3,400	3,400	US LIBOR + 3.00%
US LIBOR + 7.50%					$9,053
Refinitiv US Holdings Inc			Environmental Control - 0.02%
6.04%, 09/18/2025(l)	20,430	20,209	Advanced Disposal Services Inc
US LIBOR + 3.75%			4.46%, 11/10/2023(l)	892	892
RR Donnelley & Sons Co			US LIBOR + 2.25%
7.28%, 01/04/2024(l)	1,825	1,807	Healthcare - Products - 0.06%
US LIBOR + 5.00%			Mallinckrodt International Finance SA
ServiceMaster Co LLC/The			0.00%, 09/24/2024(l),(m)	1,777	1,752
4.74%, 11/08/2023(l)	3,854	3,868	US LIBOR + 2.75%
US LIBOR + 2.50%			5.52%, 02/24/2025(l)	328	325
Team Health Holdings Inc			US LIBOR + 3.00%
5.05%, 02/06/2024(l)	4,145	3,912			$2,077
US LIBOR + 2.75%			Healthcare - Services - 2.33%
		$38,817	Aveanna Healthcare LLC
Computers - 1.06%			7.80%, 03/18/2024(l)	5,470	5,469
Harland Clarke Holdings Corp			US LIBOR + 5.50%
7.14%, 11/03/2023(l)	267	250	10.30%, 03/16/2025(l)	6,940	6,807
US LIBOR + 4.75%			US LIBOR + 8.00%
Optiv Security Inc			Dentalcorp Perfect Smile ULC
5.56%, 02/01/2024(l)	2,847	2,758	9.80%, 06/01/2026(l)	2,870	2,856
US LIBOR + 3.25%			US LIBOR + 7.50%
9.55%, 01/13/2025(l)	5,820	5,594	9.80%, 06/08/2026(l)	245	243
US LIBOR + 7.25%			US LIBOR + 7.50%
Peak 10 Holding Corp			MPH Acquisition Holdings LLC
9.59%, 07/24/2025(l)	12,810	12,538	5.14%, 05/25/2023(l)	2,495	2,487
US LIBOR + 7.25%			US LIBOR + 3.00%
Presidio LLC			One Call Corp
5.14%, 02/02/2024(l)	4,270	4,267	7.53%, 11/27/2022(l)	34,840	32,712
US LIBOR + 2.75%			US LIBOR + 5.25%
TierPoint LLC			US Renal Care Inc
5.99%, 04/26/2024(l)	5,930	5,816	6.64%, 12/30/2022(l)	25,485	24,657
US LIBOR + 3.75%			US LIBOR + 4.25%
9.55%, 05/05/2025(l)	8,835	8,644	10.39%, 11/17/2023(l)	12,830	12,285
US LIBOR + 7.25%			US LIBOR + 8.00%
		$39,867			$87,516

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Insurance - 1.31%			Pharmaceuticals (continued)
Asurion LLC			Packaging Coordinators Midco Inc
8.79%, 08/04/2025(l)	$48,215	$49,456	11.14%, 06/29/2024(l)	$5,740	$5,711
US LIBOR + 6.50%			US LIBOR + 8.75%
Investment Companies - 0.21%			PharMerica Corp
Masergy Holdings Inc			10.03%, 12/07/2025(l)	10,155	10,053
9.89%, 12/16/2024(l)	5,393	5,447	US LIBOR + 7.75%
US LIBOR + 7.50%					$39,077
Zest Acquisition Corp			REITs - 0.14%
9.84%, 03/06/2026(l)	2,580	2,538	Iron Mountain Inc
US LIBOR + 7.50%			4.45%, 01/02/2026(l)	5,200	5,123
		$7,985	US LIBOR + 1.75%
Lodging - 0.12%			Retail - 0.09%
Boyd Gaming Corp			1011778 BC ULC
0.00%, 09/15/2023(l),(m)	1,356	1,356	4.57%, 02/16/2024(l)	2,495	2,484
US LIBOR + 2.25%			US LIBOR + 2.25%
Parq Holdings LP			Bass Pro Group LLC
9.89%, 12/17/2020(l)	3,049	3,049	7.24%, 09/25/2024(l)	761	761
US LIBOR + 7.50%			US LIBOR + 5.00%
		$4,405			$3,245
Machinery - Diversified - 0.50%			Software - 1.39%
Engineered Machinery Holdings Inc			Evergreen Skills Lux Sarl
9.64%, 07/25/2025(l)	16,681	16,598	6.99%, 04/23/2021(l)	24,749	22,822
US LIBOR + 7.25%			US LIBOR + 4.75%
Welbilt Inc			10.49%, 04/28/2022(l)	14,447	11,416
4.78%, 10/17/2025(l)	2,235	2,229	US LIBOR + 8.25%
US LIBOR + 2.50%			First Data Corp
		$18,827	4.29%, 07/08/2022(l)	5,647	5,627
Media - 0.20%			US LIBOR + 2.00%
Altice France SA/France			MH Sub I LLC
6.51%, 08/14/2026(l)	4,505	4,407	9.78%, 09/15/2025(l)	7,930	7,970
US LIBOR + 4.00%			US LIBOR + 7.50%
CSC Holdings LLC			SS&C European Holdings Sarl
0.00%, 01/10/2026(l),(m)	2,045	2,039	4.54%, 02/28/2025(l)	942	936
US LIBOR + 2.25%			US LIBOR + 2.25%
Univision Communications Inc			SS&C Technologies Inc
4.99%, 03/15/2024(l)	1,010	968	4.54%, 02/28/2025(l)	2,422	2,408
US LIBOR + 2.75%			US LIBOR + 2.25%
		$7,414	4.54%, 04/16/2025(l)	1,220	1,213
Metal Fabrication & Hardware - 0.50%			US LIBOR + 2.25%
Crosby US Acquisition Corp					$52,392
5.28%, 11/23/2020(l)	18,910	18,631	Telecommunications - 0.17%
US LIBOR + 3.00%			CenturyLink Inc
Miscellaneous Manufacturers - 0.81%			5.03%, 01/31/2025(l)	4,367	4,318
UTEX Industries Inc			US LIBOR + 2.75%
6.30%, 05/21/2021(l)	10,784	10,542	Intelsat Jackson Holdings SA
US LIBOR + 4.00%			6.04%, 11/27/2023(l)	2,010	2,010
9.55%, 05/22/2022(l)	20,650	20,099	US LIBOR + 3.75%
US LIBOR + 7.25%					$6,328
		$30,641	TOTAL SENIOR FLOATING RATE INTERESTS		$479,007
			Total Investments		$3,866,399
Packaging & Containers - 0.28%			Other Assets and Liabilities - (2.79)%		(104,839)
Berlin Packaging LLC			TOTAL NET ASSETS - 100.00%		$3,761,560
5.29%, 10/31/2025(l)	6,562	6,550
US LIBOR + 3.00%
Reynolds Group Holdings Inc			(a) Non-income producing security
5.03%, 02/05/2023(l)	4,023	4,023	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 2.75%			information.
		$10,573	(c)	The value of these investments was determined using significant unobservable
Pharmaceuticals - 1.04%			inputs.
Bausch Health Cos Inc			(d)	Fair value of these investments is determined in good faith by the Manager
5.27%, 05/19/2025(l)	5,448	5,447	under procedures established and periodically reviewed by the Board of
US LIBOR + 3.00%			Directors. Certain inputs used in the valuation may be unobservable; however,
Lanai Holdings III Inc			each security is evaluated individually for purposes of ASC 820 which results
0.00%, 08/29/2022(l),(m)	13,583	13,006	in not all securities being identified as Level 3 of the fair value hierarchy.
US LIBOR + 4.75%			At the end of the period, the fair value of these securities totaled $21,688 or
11.03%, 08/14/2023(l)	5,170	4,860	0.62% of net assets.
US LIBOR + 8.50%

See accompanying notes.

Schedule of Investments High Yield Fund I

October 31, 2018

(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,735,221 or 49.24% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Rate shown is as of period end.
(k)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m)	This Senior Floating Rate Note will settle after October 31, 2018, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	19.78%
Communications	15.75%
Financial	12.36%
Energy	11.24%
Consumer, Cyclical	11.02%
Industrial	10.98%
Basic Materials	6.55%
Technology	6.49%
Investment Companies	5.81%
Utilities	2.46%
Diversified	0.35%
Other Assets and Liabilities	(2.79)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$2,780,565	$2,562,007		$218,558
	$—		$2,780,565	$2,562,007		$218,558

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$1,212	$—	— $			$—
	$1,212	$—	— $			$—

Amounts in thousands

Restricted Securities

Security Name			Acquisition Date		Cost		Value Percent of Net Assets
General Motors Co - 0.00%; 07/15/2023			01/31/2013	$		— $	—		0.00%
General Motors Co - 0.00%; 12/01/2020			04/11/2013			—	—		0.00%
General Motors Co - 0.00%; 09/01/2025			01/31/2013			—	—		0.00%
General Motors Co - 0.00%; 07/15/2033			01/31/2013			—	—		0.00%
General Motors Co - 0.00%; 03/15/2036			01/31/2013			—	—		0.00%
General Motors Co - 0.00%; 12/01/2020			04/11/2013			—	—		0.00%
General Motors Co - 0.00%; 05/01/2028			01/31/2013			—	—		0.00%
General Motors Co - 0.00%; 03/06/2032			04/11/2013			—	—		0.00%
General Motors Co - 0.00%; 07/15/2033			04/11/2013			—	—		0.00%
Neebo, Inc - Warrants			07/05/2012			—	—		0.00%
Neebo, Inc - Warrants			07/05/2012			—	—		0.00%
Real Alloy Holding Inc			05/31/2018			4,830	4,830		0.14%
SportsNet New York			12/27/2017			4,068	4,337		0.12%
Total						$	9,167		0.26%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied Credit
	Spread as of		(Pay)/			Upfront	Unrealized
	October 31,		Receive Fixed Payment	Notional		Payments/	Appreciation/
Reference Entity	2018	(a)	Rate Frequency	Maturity Date	Amount (b)	(Receipts)	(Depreciation)		Fair Value (c)
CDX.NA.HY.31	N/A		5.00% Quarterly	12/20/2023	$30,500	$2,231	$(623	)$	1,608
Total						$2,231	$(623	)$	1,608
Amounts in thousands.

See accompanying notes.

			Schedule of Investments
				High Yield Fund I
				October 31, 2018

	Exchange Cleared Credit Default Swaps (continued)
Sell Protection (continued)
	Implied Credit
	Spread as of (Pay)/					Upfront	Unrealized
	October 31, Receive Fixed			Payment	Notional	Payments/	Appreciation/
Reference Entity	2018	(a)	Rate	Frequency Maturity Date	Amount (b)	(Receipts)	(Depreciation)	Fair Value (c)

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $30,500 .

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Income Fund
October 31, 2018

COMMON STOCKS - 1.36%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Adelphia Recovery Trust (a),(b)	658,740	$—	Banks (continued)
Oil & Gas - 0.33%			JPMorgan Chase & Co
Riviera Resources Inc/Linn (c)	258,490	5,511	3.25%, 09/23/2022	$5,000	$4,931
Roan Resources Inc (c)	258,490	4,206	3.63%, 05/13/2024	15,000	14,769
		$9,717	3.90%, 07/15/2025	5,000	4,926
Transportation - 1.03%			5.99%, 04/29/2049(i)	5,021	5,048
Trailer Bridge Inc (a),(b),(c),(d)	152,807	29,866	3 Month USD LIBOR + 3.47%
TOTAL COMMON STOCKS		$39,583	Morgan Stanley
INVESTMENT COMPANIES - 1.24%	Shares Held Value (000's)		2.65%, 01/27/2020	5,000	4,964
Money Market Funds - 1.24%			3.95%, 04/23/2027	10,000	9,448
Principal Government Money Market Fund	36,131,815	36,132	4.00%, 07/23/2025	5,000	4,909
2.05%(e),(f)			4.88%, 11/01/2022	2,000	2,063
TOTAL INVESTMENT COMPANIES		$36,132	5.50%, 07/28/2021	5,000	5,237
	Principal		PNC Bank NA
BONDS- 63.21%	Amount (000's) Value (000's)		2.95%, 02/23/2025	10,000	9,452
			3.10%, 10/25/2027	4,750	4,420
Airlines - 0.27%			PNC Financial Services Group Inc/The
United Airlines 2013-1 Class A Pass Through			6.75%, 07/29/2049(h),(i)	18,000	19,012
Trust			3 Month USD LIBOR + 3.68%
4.30%, 02/15/2027	$7,728	$7,843	SunTrust Bank/Atlanta GA
Apparel - 0.43%			2.75%, 05/01/2023	15,000	14,365
Under Armour Inc			3.30%, 05/15/2026	5,000	4,674
3.25%, 06/15/2026	14,250	12,495	SunTrust Banks Inc
Automobile Floor Plan Asset Backed Securities - 1.79%			2.70%, 01/27/2022	9,000	8,713
Ally Master Owner Trust			US Bancorp
2.71%, 06/15/2022	15,000	15,027	2.95%, 07/15/2022	5,000	4,874
1.00 x 1 Month USD LIBOR + 0.43%			3.00%, 03/15/2022	2,000	1,968
Ford Credit Floorplan Master Owner Trust A			3.60%, 09/11/2024	9,500	9,339
3.18%, 02/15/2021	15,000	15,042	4.13%, 05/24/2021	3,000	3,053
1.00 x 1 Month USD LIBOR + 0.90%			US Bank NA/Cincinnati OH
Navistar Financial Dealer Note Master Owner			2.80%, 01/27/2025	5,000	4,714
Trust II			Wells Fargo & Co
2.91%, 09/25/2023(g)	6,000	6,005	3.07%, 01/24/2023	16,000	15,503
1.00 x 1 Month USD LIBOR + 0.63%			6.10%, 12/31/2049(i)	15,000	15,113
PFS Financing Corp			3 Month USD LIBOR + 3.77%
2.86%, 03/15/2021(g)	16,000	16,020			$291,700
1.00 x 1 Month USD LIBOR + 0.58%			Beverages - 0.91%
		$52,094	Anheuser-Busch InBev Finance Inc
Automobile Manufacturers - 1.14%			3.65%, 02/01/2026	7,500	7,134
American Honda Finance Corp			4.70%, 02/01/2036	11,500	10,952
2.30%, 09/09/2026	4,750	4,219	Anheuser-Busch InBev Worldwide Inc
2.60%, 11/19/2018	19,000	19,001	2.50%, 07/15/2022	9,000	8,593
3 Month USD LIBOR + 0.28%					$26,679
3.80%, 09/20/2021(g)	10,000	10,102	Biotechnology - 2.16%
		$33,322	Amgen Inc
Banks- 10.02%			3.63%, 05/15/2022	4,500	4,494
Bank of America Corp			3.88%, 11/15/2021	13,000	13,126
2.88%, 04/24/2023(h)	15,000	14,512	Celgene Corp
3 Month USD LIBOR + 1.02%			3.45%, 11/15/2027	5,000	4,556
3.88%, 08/01/2025	7,000	6,887	3.90%, 02/20/2028	10,000	9,389
6.75%, 06/01/2028	2,000	2,315	Gilead Sciences Inc
Bank of New York Mellon Corp/The			3.50%, 02/01/2025	4,750	4,612
2.20%, 08/16/2023	9,500	8,867	3.65%, 03/01/2026	18,000	17,431
2.60%, 08/17/2020	9,500	9,397	4.40%, 12/01/2021	9,000	9,223
2.80%, 05/04/2026	4,500	4,161			$62,831
3.00%, 10/30/2028	7,000	6,335	Chemicals - 0.89%
Citigroup Inc			Airgas Inc
3.88%, 03/26/2025	20,000	19,264	2.38%, 02/15/2020	7,000	6,909
4.45%, 09/29/2027	8,000	7,785	3.65%, 07/15/2024	6,750	6,721
4.50%, 01/14/2022	4,000	4,086	OCI NV
Cullen/Frost Bankers Inc			6.63%, 04/15/2023(g)	1,600	1,640
4.50%, 03/17/2027	11,000	10,718	Westlake Chemical Corp
Goldman Sachs Group Inc/The			3.60%, 08/15/2026	11,500	10,655
3.50%, 11/16/2026	9,000	8,407			$25,925
3.63%, 01/22/2023	4,000	3,951
5.25%, 07/27/2021	13,000	13,520

See accompanying notes.

Schedule of Investments Income Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services - 0.57%			Electric (continued)
ERAC USA Finance LLC			Tucson Electric Power Co
3.30%, 10/15/2022(g)	$2,000	$1,956	3.05%, 03/15/2025	$2,000	$1,898
4.50%, 08/16/2021(g)	6,000	6,119	3.85%, 03/15/2023	14,000	13,950
7.00%, 10/15/2037(g)	7,000	8,551	5.15%, 11/15/2021	3,000	3,099
		$16,626			$208,806
Computers - 0.76%			Electronics - 0.64%
Apple Inc			Corning Inc
2.40%, 05/03/2023	13,000	12,408	2.90%, 05/15/2022	5,000	4,874
3.25%, 02/23/2026	10,000	9,626	4.25%, 08/15/2020	10,000	10,124
		$22,034	4.75%, 03/15/2042	4,000	3,752
Credit Card Asset Backed Securities - 0.28%					$18,750
Cabela's Credit Card Master Note Trust			Environmental Control - 1.34%
2.95%, 07/17/2023	8,000	8,053	Advanced Disposal Services Inc
1.00 x 1 Month USD LIBOR + 0.67%			5.63%, 11/15/2024(g)	11,500	11,212
Diversified Financial Services - 0.87%			Republic Services Inc
Jefferies Finance LLC / JFIN Co-Issuer Corp			3.20%, 03/15/2025	10,000	9,580
7.38%, 04/01/2020(g)	3,750	3,788	3.55%, 06/01/2022	6,000	5,980
Jefferies Group LLC			5.00%, 03/01/2020	12,000	12,273
5.13%, 01/20/2023	1,500	1,545			$39,045
6.25%, 01/15/2036	9,000	8,934	Food- 0.65%
8.50%, 07/15/2019	4,000	4,141	Kraft Heinz Foods Co
Jefferies Group LLC / Jefferies Group Capital			3.50%, 07/15/2022	5,000	4,938
Finance Inc			3.95%, 07/15/2025	14,500	14,020
4.15%, 01/23/2030	6,000	5,241			$18,958
4.85%, 01/15/2027	1,750	1,681	Gas- 0.07%
		$25,330	NiSource Inc
Electric - 7.17%			3.85%, 02/15/2023	2,000	1,986
Black Hills Corp			Healthcare - Services - 2.62%
3.15%, 01/15/2027	7,500	6,865	Encompass Health Corp
4.35%, 05/01/2033	7,500	7,271	5.75%, 11/01/2024	7,000	6,983
Entergy Louisiana LLC			5.75%, 09/15/2025	1,000	990
3.25%, 04/01/2028	8,000	7,572	HCA Inc
4.20%, 09/01/2048	5,500	5,306	5.63%, 09/01/2028	2,000	1,980
Entergy Texas Inc			5.88%, 05/01/2023	4,500	4,674
2.55%, 06/01/2021	14,500	14,077	7.50%, 02/15/2022	3,000	3,255
GenOn Energy Inc			7.50%, 11/06/2033	1,700	1,819
0.00%, 10/15/2020(c)	8,550	5,835	Roche Holdings Inc
LG&E & KU Energy LLC			2.73%, 09/30/2019(g)	26,000	26,054
3.75%, 11/15/2020	5,000	5,025	3 Month USD LIBOR + 0.34%
4.38%, 10/01/2021	5,000	5,088	Surgery Center Holdings Inc
Louisville Gas & Electric Co			6.75%, 07/01/2025(g)	3,000	2,820
3.30%, 10/01/2025	3,000	2,906	8.88%, 04/15/2021(g)	27,000	27,743
Metropolitan Edison Co					$76,318
3.50%, 03/15/2023(g)	9,000	8,855	Housewares - 0.34%
Monongahela Power Co			Newell Brands Inc
3.55%, 05/15/2027(g)	5,000	4,781	3.85%, 04/01/2023	6,000	5,815
Oncor Electric Delivery Co LLC			4.20%, 04/01/2026	4,500	4,134
2.95%, 04/01/2025	4,000	3,807			$9,949
4.10%, 11/15/2048(g)	5,000	4,803	Insurance - 2.37%
7.00%, 09/01/2022	17,000	19,129	Berkshire Hathaway Inc
PacifiCorp			3.00%, 02/11/2023	5,000	4,924
5.25%, 06/15/2035	5,000	5,495	3.75%, 08/15/2021	5,000	5,083
6.25%, 10/15/2037	2,000	2,451	Fidelity National Financial Inc
Solar Star Funding LLC			4.50%, 08/15/2028(g)	14,000	13,662
3.95%, 06/30/2035(g)	6,532	6,179	5.50%, 09/01/2022	5,000	5,268
5.38%, 06/30/2035(g)	18,508	19,515	First American Financial Corp
Southwestern Electric Power Co			4.30%, 02/01/2023	20,000	19,850
2.75%, 10/01/2026	10,000	9,079	4.60%, 11/15/2024	5,000	5,018
3.55%, 02/15/2022	12,000	11,939	Prudential Financial Inc
3.85%, 02/01/2048	7,000	6,011	3.88%, 03/27/2028	7,000	6,879
Talen Energy Supply LLC			4.50%, 11/16/2021	2,000	2,053
4.60%, 12/15/2021	11,000	10,313	5.38%, 06/21/2020	2,000	2,063
TransAlta Corp			7.38%, 06/15/2019	4,000	4,105
4.50%, 11/15/2022	18,000	17,557			$68,905
			Internet - 0.45%
			Amazon.com Inc
			4.05%, 08/22/2047	14,000	13,014

See accompanying notes.

Schedule of Investments Income Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Iron & Steel - 0.89%			Other Asset Backed Securities - 1.39%
Allegheny Technologies Inc			Drug Royalty II LP 2
5.95%, 01/15/2021	$11,000	$11,027	3.48%, 07/15/2023(g)	$3,394	$3,379
7.88%, 08/15/2023	14,250	15,034	Drug Royalty III LP 1
		$26,061	3.60%, 04/15/2027(g)	3,035	2,988
Media- 2.16%			3.98%, 04/15/2027(g)	2,883	2,882
21st Century Fox America Inc			4.94%, 04/15/2027(g)	2,698	2,709
4.50%, 02/15/2021	5,000	5,086	1.00 x 3 Month USD LIBOR + 2.50%
6.40%, 12/15/2035	8,000	9,750	Trafigura Securitisation Finance PLC 2017-1
Comcast Corp			3.13%, 12/15/2020(g)	16,000	16,039
2.85%, 01/15/2023	10,000	9,683	1.00 x 1 Month USD LIBOR + 0.85%
3.13%, 07/15/2022	2,000	1,970	Verizon Owner Trust 2017-3
3.30%, 02/01/2027	10,000	9,358	2.55%, 04/20/2022(g)	12,500	12,506
4.25%, 10/15/2030	4,500	4,438	1.00 x 1 Month USD LIBOR + 0.27%
5.15%, 03/01/2020	2,000	2,050			$40,503
Time Warner Cable LLC			Packaging & Containers - 0.28%
6.55%, 05/01/2037	6,000	6,216	Sealed Air Corp
6.75%, 06/15/2039	5,500	5,755	5.50%, 09/15/2025(g)	2,000	1,975
7.30%, 07/01/2038	7,750	8,548	6.88%, 07/15/2033(g)	6,000	6,180
		$62,854			$8,155
Miscellaneous Manufacturers - 0.46%			Pharmaceuticals - 0.46%
General Electric Co			AbbVie Inc
3.33%, 03/15/2023	13,000	12,847	2.90%, 11/06/2022	13,750	13,310
3 Month USD LIBOR + 1.00%			Pipelines - 3.33%
5.30%, 02/11/2021	573	588	Buckeye Partners LP
		$13,435	3.95%, 12/01/2026	10,000	9,133
Oil & Gas - 4.65%			4.15%, 07/01/2023	10,000	9,745
BP Capital Markets America Inc			4.35%, 10/15/2024	7,500	7,360
3.94%, 09/21/2028	7,000	6,911	Columbia Pipeline Group Inc
BP Capital Markets PLC			4.50%, 06/01/2025	11,000	11,054
2.50%, 11/06/2022	3,000	2,879	El Paso Natural Gas Co LLC
3.12%, 05/04/2026	7,000	6,587	7.50%, 11/15/2026	9,500	11,103
4.75%, 03/10/2019	14,000	14,091	NGPL PipeCo LLC
Canadian Natural Resources Ltd			4.88%, 08/15/2027(g)	500	481
3.80%, 04/15/2024	7,000	6,880	Plains All American Pipeline LP / PAA Finance
Helmerich & Payne International Drilling Co			Corp
4.65%, 03/15/2025	7,000	7,085	4.50%, 12/15/2026	13,000	12,571
Marathon Petroleum Corp			Southeast Supply Header LLC
5.38%, 10/01/2022(g)	8,750	8,899	4.25%, 06/15/2024(g)	14,000	13,914
Nabors Industries Inc			Southern Natural Gas Co LLC
5.00%, 09/15/2020	14,000	13,923	8.00%, 03/01/2032	4,000	5,016
5.10%, 09/15/2023	5,000	4,616	Tennessee Gas Pipeline Co LLC
5.50%, 01/15/2023	9,000	8,459	8.38%, 06/15/2032	2,000	2,469
Petro-Canada			TransCanada PipeLines Ltd
9.25%, 10/15/2021	8,500	9,770	6.10%, 06/01/2040	5,000	5,586
Phillips 66			7.25%, 08/15/2038	7,000	8,433
4.30%, 04/01/2022	9,000	9,179			$96,865
Rowan Cos Inc			REITs - 7.80%
4.88%, 06/01/2022	8,000	7,660	Alexandria Real Estate Equities Inc
Suncor Energy Inc			4.30%, 01/15/2026	9,000	8,850
4.00%, 11/15/2047	4,500	4,038	4.60%, 04/01/2022	20,500	20,989
W&T Offshore Inc			CBL & Associates LP
9.75%, 11/01/2023(g)	6,500	6,290	5.95%, 12/15/2026	13,250	11,033
Whiting Petroleum Corp			CubeSmart LP
5.75%, 03/15/2021	18,000	18,112	4.00%, 11/15/2025	5,000	4,844
		$135,379	4.38%, 12/15/2023	8,000	8,113
Oil & Gas Services - 2.20%			4.80%, 07/15/2022	15,000	15,385
Archrock Partners LP / Archrock Partners Finance			Duke Realty LP
Corp			3.25%, 06/30/2026	5,000	4,684
6.00%, 04/01/2021	24,000	23,760	3.88%, 10/15/2022	3,000	3,014
Schlumberger Holdings Corp			4.38%, 06/15/2022	4,000	4,088
3.63%, 12/21/2022(g)	6,500	6,456	HCP Inc
4.00%, 12/21/2025(g)	9,500	9,396	2.63%, 02/01/2020	5,000	4,946
Weatherford International Ltd			3.75%, 02/01/2019	5,000	5,000
4.50%, 04/15/2022	16,500	12,292	Healthcare Realty Trust Inc
5.13%, 09/15/2020	14,000	12,250	3.88%, 05/01/2025	5,000	4,814
		$64,154

See accompanying notes.

Schedule of Investments
Income Fund
October 31, 2018

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
REITs (continued)			Software - 0.38%
Hospitality Properties Trust			Ivanti Software Inc
4.50%, 06/15/2023	$5,000	$4,989	11.26%, 01/20/2025(j)	$11,500	$11,040
4.65%, 03/15/2024	5,000	4,948	US LIBOR + 9.00%
4.95%, 02/15/2027	5,000	4,836	TOTAL SENIOR FLOATING RATE INTERESTS		$20,290
5.00%, 08/15/2022	14,000	14,291	U.S. GOVERNMENT & GOVERNMENT	Principal
Omega Healthcare Investors Inc			AGENCY OBLIGATIONS - 32.14%	Amount (000's) Value (000's)
4.75%, 01/15/2028	7,000	6,771	Federal Home Loan Mortgage Corporation (FHLMC) - 5.37%
5.25%, 01/15/2026	7,500	7,532	3.00%, 10/01/2042	$9,811	$9,369
Physicians Realty LP			3.00%, 10/01/2042	9,847	9,406
4.30%, 03/15/2027	17,000	16,155	3.00%, 11/01/2042	9,845	9,400
Simon Property Group LP			3.00%, 06/01/2043	12,011	11,458
2.75%, 02/01/2023	7,000	6,745	3.00%, 12/01/2046	18,348	17,382
4.38%, 03/01/2021	3,000	3,059	3.50%, 10/01/2041	4,533	4,452
Ventas Realty LP			3.50%, 04/01/2042	5,172	5,081
3.85%, 04/01/2027	21,000	19,961	3.50%, 04/01/2042	6,961	6,838
Ventas Realty LP / Ventas Capital Corp			3.50%, 04/01/2045	10,448	10,197
3.25%, 08/15/2022	8,000	7,836	3.50%, 03/01/2048	20,151	19,673
Welltower Inc			4.00%, 04/01/2039	3,986	4,011
3.75%, 03/15/2023	3,000	2,966	4.00%, 02/01/2045	6,084	6,102
4.25%, 04/15/2028	4,000	3,903	4.00%, 02/01/2046	11,421	11,457
4.50%, 01/15/2024	5,000	5,065	4.00%, 06/01/2046	11,390	11,424
4.95%, 01/15/2021	3,000	3,068	4.50%, 07/01/2039	5,048	5,230
6.13%, 04/15/2020	2,000	2,072	4.50%, 12/01/2040	4,993	5,173
Weyerhaeuser Co			4.50%, 10/01/2041	6,326	6,555
3.25%, 03/15/2023	5,000	4,850	5.00%, 08/01/2039	2,914	3,076
4.70%, 03/15/2021	12,000	12,261			$156,284
		$227,068	Federal National Mortgage Association (FNMA) - 13.27%
Savings & Loans - 0.22%			3.00%, 03/01/2042	7,141	6,821
First Niagara Financial Group Inc			3.00%, 03/01/2042	7,886	7,532
7.25%, 12/15/2021	6,000	6,539	3.00%, 05/01/2042	8,591	8,207
Software - 1.02%			3.00%, 06/01/2042	7,793	7,446
Oracle Corp			3.00%, 06/01/2042	7,658	7,317
2.50%, 05/15/2022	12,000	11,615	3.50%, 12/01/2040	5,314	5,220
2.95%, 05/15/2025	19,000	18,020	3.50%, 01/01/2041	4,030	3,958
		$29,635	3.50%, 01/01/2041	4,245	4,169
Telecommunications - 2.61%			3.50%, 12/01/2041	3,640	3,575
Crown Castle Towers LLC			3.50%, 01/01/2042	5,792	5,689
4.24%, 07/15/2048(g)	13,000	12,988	3.50%, 03/01/2042	5,950	5,845
Qwest Corp			3.50%, 04/01/2042	8,146	8,001
6.75%, 12/01/2021	19,000	19,830	3.50%, 02/01/2043	9,800	9,626
Sprint Corp			3.50%, 03/01/2045	10,720	10,480
7.88%, 09/15/2023	7,500	8,006	3.50%, 06/01/2045	14,730	14,400
Sprint Spectrum Co LLC / Sprint Spectrum Co II			3.50%, 07/01/2045	12,370	12,093
LLC / Sprint Spectrum Co III LLC			3.50%, 11/01/2045	14,912	14,578
3.36%, 03/20/2023(g)	5,438	5,383	3.50%, 05/01/2046	13,034	12,735
5.15%, 03/20/2028(g)	16,000	16,000	3.50%, 06/01/2046	11,790	11,519
T-Mobile USA Inc			4.00%, 09/01/2040	5,277	5,317
6.38%, 03/01/2025	13,500	13,922	4.00%, 11/01/2040	2,978	3,002
		$76,129	4.00%, 10/01/2041	4,141	4,172
Transportation - 0.00%			4.00%, 10/01/2041	2,822	2,844
Trailer Bridge Inc			4.00%, 11/01/2041	8,536	8,601
0.00%, 11/15/2018(a),(b),(c)	12,000	—	4.00%, 04/01/2042	5,514	5,556
TOTAL BONDS		$1,840,750	4.00%, 08/01/2043	8,152	8,214
	Principal		4.00%, 08/01/2043	9,991	10,065
CONVERTIBLE BONDS - 0.66%	Amount (000's) Value (000's)		4.00%, 11/01/2043	10,132	10,211
Insurance - 0.66%			4.00%, 11/01/2043	8,313	8,357
AmTrust Financial Services Inc			4.00%, 02/01/2044	9,781	9,854
2.75%, 12/15/2044	20,500	19,198	4.00%, 07/01/2044	7,491	7,510
TOTAL CONVERTIBLE BONDS		$19,198	4.00%, 09/01/2044	7,512	7,530
SENIOR FLOATING RATE INTERESTS	Principal		4.00%, 11/01/2044	9,271	9,299
- 0.70%	Amount (000's) Value (000's)		4.00%, 09/01/2045	19,464	19,472
			4.00%, 08/01/2046	13,636	13,673
Pipelines - 0.32%			4.00%, 01/01/2047	13,645	13,672
BCP Renaissance Parent LLC			4.50%, 08/01/2040	7,575	7,847
6.03%, 10/31/2024(j)	$9,227	$9,250	4.50%, 10/01/2040	4,815	4,988
US LIBOR + 3.50%			4.50%, 12/01/2040	6,180	6,402
			4.50%, 08/01/2041	6,538	6,773
			4.50%, 10/01/2043	4,327	4,456

See accompanying notes.

Schedule of Investments Income Fund October 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		(a) The value of these investments was determined using significant unobservable
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		inputs.
Federal National Mortgage Association (FNMA) (continued)			(b) Fair value of these investments is determined in good faith by the Manager
4.50%, 05/01/2044	$8,568	$8,815	under procedures established and periodically reviewed by the Board of
4.50%, 06/01/2046	9,658	9,898	Directors. Certain inputs used in the valuation may be unobservable; however,
4.50%, 05/01/2047	16,074	16,484	each security is evaluated individually for purposes of ASC 820 which results
4.50%, 05/01/2047	13,930	14,276	in not all securities being identified as Level 3 of the fair value hierarchy.
		$386,499	At the end of the period, the fair value of these securities totaled $29,866 or
U.S. Treasury - 13.50%			1.03% of net assets.
1.25%, 10/31/2019	15,000	14,786	(c) Non-income producing security
1.38%, 11/30/2018	15,000	14,990	(d) Restricted Security. Please see Restricted Security Sub-Schedule for more
1.50%, 08/15/2026	15,000	13,339	information.
1.63%, 04/30/2019	15,000	14,936	(e) Affiliated Security. Security is either an affiliate (and registered under the
1.63%, 06/30/2020	15,000	14,702	Investment Company Act of 1940) or an affiliate as defined by the Investment
1.63%, 11/15/2022	15,000	14,232	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
1.75%, 05/15/2022	15,000	14,392	voting shares of the security). Please see affiliated sub-schedule for
1.75%, 05/15/2023	15,000	14,220	transactional information.
2.00%, 11/15/2021	15,000	14,595	(f) Current yield shown is as of period end.
2.25%, 11/15/2024	5,000	4,780	(g) Security exempt from registration under Rule 144A of the Securities Act of
2.25%, 08/15/2027	15,000	13,976	1933. These securities may be resold in transactions exempt from registration,
2.50%, 05/15/2024	15,000	14,600	normally to qualified institutional buyers. At the end of the period, the value of
2.63%, 11/15/2020	15,000	14,921	these securities totaled $308,270 or 10.59% of net assets.
2.75%, 11/15/2023	15,000	14,830	(h) Rate shown is as of period end. The rate may be a variable or floating rate or
2.75%, 02/15/2028	15,000	14,516	a fixed rate which may convert to a variable or floating rate in the future.
2.75%, 11/15/2047	15,000	13,188	(i) Perpetual security. Perpetual securities pay an indefinite stream of interest,
2.88%, 05/15/2043	15,000	13,685	but they may be called by the issuer at an earlier date. Rate shown is as of
2.88%, 08/15/2045	15,000	13,604	period end.
3.00%, 11/15/2044	15,000	13,965	(j) Rate information disclosed is based on an average weighted rate of the
3.00%, 11/15/2045	15,000	13,932	underlying tranches as of period end.
3.00%, 02/15/2048	15,000	13,871
3.13%, 05/15/2021	15,000	15,078	Portfolio Summary (unaudited)
3.13%, 08/15/2044	15,000	14,286	Sector	Percent
3.38%, 05/15/2044	15,000	14,936	Financial	21.94%
3.50%, 02/15/2039	15,000	15,406	Mortgage Securities	18.64%
3.63%, 02/15/2044	15,000	15,570	Government	13.50%
3.75%, 11/15/2043	10,000	10,589	Energy	10.83%
4.38%, 02/15/2038	15,000	17,322	Consumer, Non-cyclical	7.37%
		$393,247	Utilities	7.24%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Communications	5.22%
OBLIGATIONS		$936,030	Industrial	3.75%
Total Investments		$2,891,983	Asset Backed Securities	3.46%
Other Assets and Liabilities - 0.69%		20,017	Consumer, Cyclical	2.18%
TOTAL NET ASSETS - 100.00%		$2,912,000	Technology	2.16%
			Basic Materials	1.78%
			Investment Companies	1.24%
			Other Assets and Liabilities	0.69%
			TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$679,887	$643,755		$36,132
	$—		$679,887	$643,755		$36,132

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$770	$—		$—		$—
	$770	$—		$—		$—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	12/22/2016	$16,579	$29,866	1.03%
Total			$29,866	1.03%
Amounts in thousands.

See accompanying notes.

Schedule of Investments

Inflation Protection Fund

October 31, 2018

INVESTMENT COMPANIES - 1.57%		Shares Held Value (000's)			Principal
Money Market Funds - 1.57%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		24,650,895	$24,651	Other Asset Backed Securities (continued)
2.05%(a),(b)				Long Beach Mortgage Loan Trust 2004-2
TOTAL INVESTMENT COMPANIES			$24,651	3.08%, 06/25/2034		$44	$44
		Principal		1.00 x 1 Month USD LIBOR + 0.80%
BONDS - 6.41%		Amount (000's) Value (000's)					$79
Commercial Mortgage Backed Securities - 0.00%				Sovereign - 6.31%
CD 2007-CD4 Commercial Mortgage Trust				France (Government of)
0.77%, 12/11/2049(c),(d),(e)		$20	$—	1.85%, 07/25/2027	EUR	12,560	17,756
Commercial Mortgage Trust 2007-GG9				Italy Buoni Poliennali Del Tesoro
0.22%, 03/10/2039(c),(d),(e)		2,655	1	1.26%, 10/27/2020		3,175	3,645
Ginnie Mae				1.67%, 04/23/2020		5,928	6,831
1.35%, 03/16/2047(c),(d)		265	11	Japanese Government CPI Linked Bond
ML-CFC Commercial Mortgage Trust 2006-3				0.10%, 03/10/2027	JPY	2,672,412	24,608
0.78%, 07/12/2046(c),(d),(e)		67	—	0.10%, 03/10/2028		2,081,499	19,194
			$12	New Zealand Government Inflation Linked Bond
Home Equity Asset Backed Securities - 0.00%				2.58%, 09/20/2040	NZD	3,392	2,613
Option One Mortgage Loan Trust 2005-1				2.61%, 09/20/2035		7,175	5,557
3.78%, 02/25/2035		23	9	3.18%, 09/20/2030		23,444	19,179
1.00 x 1 Month USD LIBOR + 1.50%							$99,383
Mortgage Backed Securities - 0.09%				TOTAL BONDS			$100,930
Alternative Loan Trust 2006-OA6				U.S. GOVERNMENT & GOVERNMENT	Principal
2.54%, 07/25/2046		2	2	AGENCY OBLIGATIONS - 91.60%	Amount (000's) Value (000's)
1.00 x 1 Month USD LIBOR + 0.26%				U.S. Treasury Inflation-Indexed Obligations - 91.60%
Chase Mortgage Finance Trust Series 2007-A2				0.13%, 04/15/2021		$29,815	$29,056
4.26%, 07/25/2037(d)		50	50	0.13%, 01/15/2022		79,562	77,233
Fannie Mae REMIC Trust 2004-W5				0.13%, 04/15/2022		111,492	107,761
2.73%, 02/25/2047		23	23	0.13%, 07/15/2022		19,161	18,598
1.00 x 1 Month USD LIBOR + 0.45%				0.13%, 01/15/2023		58,300	56,129
Fannie Mae REMIC Trust 2005-W2				0.13%, 07/15/2024		81,274	77,436
2.48%, 05/25/2035		10	10	0.13%, 07/15/2026		65,395	60,875
1.00 x 1 Month USD LIBOR + 0.20%				0.25%, 01/15/2025(f)		93,614	88,993
Impac CMB Trust Series 2004-5				0.38%, 07/15/2023		9,771	9,520
4.61%, 10/25/2034		14	13	0.38%, 07/15/2025		67,625	64,767
1.00 x 1 Month USD LIBOR + 2.33%				0.38%, 01/15/2027		44,060	41,482
Impac CMB Trust Series 2004-6				0.38%, 07/15/2027		39,607	37,278
3.26%, 10/25/2034		10	10	0.50%, 01/15/2028		65,536	61,932
1.00 x 1 Month USD LIBOR + 0.98%				0.63%, 07/15/2021		70,129	69,545
Impac CMB Trust Series 2005-1				0.63%, 04/15/2023		22,460	22,031
2.90%, 04/25/2035		88	85	0.63%, 01/15/2024(f)		90,575	88,671
1.00 x 1 Month USD LIBOR + 0.62%				0.63%, 01/15/2026		92,751	89,646
Impac CMB Trust Series 2005-5				0.63%, 02/15/2043		4,008	3,438
3.05%, 08/25/2035		17	14	0.75%, 07/15/2028		49,165	47,606
1.00 x 1 Month USD LIBOR + 0.77%				0.75%, 02/15/2042(g)		44,363	39,405
Merrill Lynch Alternative Note Asset Trust Series				0.75%, 02/15/2045		38,408	33,564
2007-	A3			0.88%, 02/15/2047		1,222	1,095
2.49%, 04/25/2037		2,153	1,193	1.00%, 02/15/2046		23,992	22,247
1.00 x 1 Month USD LIBOR + 0.21%				1.00%, 02/15/2048		48,216	44,584
WaMu Mortgage Pass-Through Certificates Series				1.38%, 02/15/2044		29,273	29,648
2005-AR2 Trust				1.75%, 01/15/2028		23,873	25,155
2.65%, 01/25/2045		47	47	2.00%, 01/15/2026		16,026	17,021
1.00 x 1 Month USD LIBOR + 0.37%				2.13%, 02/15/2040		17,815	20,566
WaMu Mortgage Pass-Through Certificates Series				2.13%, 02/15/2041		14,103	16,359
2006-AR9 Trust				2.38%, 01/15/2025		16,804	18,113
2.50%, 08/25/2046		3	—	2.38%, 01/15/2027		30,996	34,027
1.00 x 1 Month USD LIBOR + 0.22%				2.50%, 01/15/2029		24,988	28,224
			$1,447	3.38%, 04/15/2032		853	1,084
Other Asset Backed Securities - 0.01%				3.63%, 04/15/2028		19,332	23,590
Argent Securities Trust 2006-W3				3.88%, 04/15/2029		28,387	35,898
2.40%, 04/25/2036		28	11				$1,442,577
1.00 x 1 Month USD LIBOR + 0.12%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Countrywide Asset-Backed Certificates				OBLIGATIONS			$1,442,577
3.41%, 12/25/2032		23	23	TOTAL PURCHASED OPTIONS - 0.00%			$83
1.00 x 1 Month USD LIBOR + 1.13%				TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$19
Fannie Mae REMIC Trust 2003-W16				TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.27% $			4,185
2.43%, 11/25/2033		1	1	Total Investments			$1,572,445
1.00 x 1 Month USD LIBOR + 0.15%				Other Assets and Liabilities - 0.15%			2,378
				TOTAL NET ASSETS - 100.00%			$1,574,823

See accompanying notes.

Schedule of Investments

Inflation Protection Fund

October 31, 2018

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,741 or 0.11% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,444 or 0.09% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Government	97.91%
Investment Companies	1.57%
Purchased Interest Rate Swaptions	0.27%
Mortgage Securities	0.09%
Asset Backed Securities	0.01%
Purchased Options	0.00%
Purchased Capped Options	0.00%
Other Assets and Liabilities	0.15%
TOTAL NET ASSETS	100.00%

Affiliated Securities		October 31, 2017			Purchases		Sales	October 31, 2018
		Value			Cost		Proceeds			Value
Principal Government Money Market Fund 2.05%		$—			$413,768			$389,117	$		24,651
		$—			$413,768			$389,117	$		24,651

				Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income		on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 2.05%		$217	$		— $			— $			—
		$217	$		— $			— $			—
Amounts in thousands

Options

								Upfront			Unrealized
		Contracts/						Payments/			Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value		(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.75	06/18/2019		$34		$11	$(23)
June 2019
Call - 90 Day Eurodollar Future;	N/A	149		$373	$97.38	03/19/2019		40		8	(32)
March 2019
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.75	03/17/2020		77		64	(13)
March 2020
Total								$151		$83	$(68)
								Upfront			Unrealized
		Contracts/						Payments/			Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date		(Premiums)			Fair Value (Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.88	06/18/2019		$(22	)$	(9	)$ 13
June 2019
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.88	03/17/2020		(61)		(53)	8
March 2020
Call - Eurodollar, Mid-Curve 2 Yr	N/A	99		$248	$97.25	03/18/2019		(38)		(14)	24
Future; March 2021
Put - 90 Day Eurodollar Future;	N/A	87		$218	$96.88	12/17/2018		(19)		(29)	(10)
December 2019
Total								$(140	)$	(105	)$ 35
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

				Pay/Receive				Upfront			Unrealized
Purchased Swaptions				Floating	Notional	Exercise	Expiration	Payments/			Appreciation/
Outstanding	Counterparty	Floating Rate Index		Rate	Amount	Rate	Date	(Premiums)	Fair Value		(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Receive	$43,990	2.95% 01/31/2020		$ 98		$73	$(25)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Pay	90,380	2.95% 01/13/2020		238		142	(96)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Pay	90,380	2.95% 01/22/2020		235		147	(88)
Swap
Call - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR		Pay	3,024	3.06% 09/01/2021		120		90	(30)
Swap

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
October 31, 2018

Interest Rate Swaptions (continued)

			Pay/Receive				Upfront			Unrealized
Purchased Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		$1,310	2.99%	04/28/2038	$62	$54	$(8)
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	47	28	(19)
Swap
Call - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$755	3.12%	04/27/2023	77	62	(15)
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		23,820	3.25%	10/19/2020	431	466	35
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,845	3.21%	10/28/2019	168	178	10
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	175	168	(7)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY 4,715,800		1.10%	06/30/2022	642	354	(288)
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$3,024	3.06%	09/01/2021	120	152	32
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,310	2.99%	04/28/2038	62	71	9
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	47	57	10
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$5,130	3.80%	06/08/2021	200	223	23
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		755	3.12%	04/27/2023	77	88	11
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		13,845	3.21%	10/28/2019	168	170	2
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		58,220	3.40%	08/22/2019	358	416	58
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		28,480	3.40%	09/20/2019	197	221	24
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		28,480	3.35%	09/19/2019	204	246	42
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		23,820	3.25%	10/19/2020	431	415	(16)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	175	183	8
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		28,770	3.45%	08/20/2019	170	181	11
Swap
Total								$4,502	$4,185	$(317)

			Pay/Receive				Upfront			Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$109,100	2.45% 04/17/2020 $		(84)$	(106)	$(22)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		135,570	2.45% 01/13/2020		(168)	(87)	81
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		135,570	2.45% 01/21/2020		(158)	(89)	69
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		65,985	2.45% 01/31/2020		(64)	(47)	17
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		229,100	2.40%	02/25/2020	(699)	(414)	285
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88% 04/15/2020		(172)	(101)	71
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		24,070	2.89% 04/15/2020		(174)	(104)	70
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020	(93)	(61)	32
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020	(165)	(110)	55
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		24,430	3.15% 10/30/2020		(197)	(195)	2
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		58,220	2.90%	08/22/2019	(365)	(350)	15
Swap

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
October 31, 2018

Interest Rate Swaptions (continued)

			Pay/Receive				Upfront			Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		$28,480	2.85% 09/19/2019		$(202)$	(167)	$35
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		28,480	2.90%	09/20/2019	(205)	(187)	18
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		28,770	2.95% 08/20/2019		(199)	(192)	7
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		10,870	3.87% 06/08/2021		(213)	(220)	(7)
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	6 Month Euro	Pay	EUR	26,830	1.65% 02/22/2019		(307)	(8)	299
Swap		Interbank Offered Rate
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$12,240	2.90%	04/17/2019	(321)	(431)	(110)
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		22,110	3.50% 08/25/2020		(75)	(109)	(34)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		11,130	3.50% 06/16/2020		(41)	(50)	(9)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020	(93)	(127)	(34)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,590	3.45% 06/09/2020		(73)	(82)	(9)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		16,300	3.30%	09/09/2019	(39)	(61)	(22)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,710	3.35% 06/01/2020		(64)	(96)	(32)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		24,070	2.89% 04/15/2020		(174)	(241)	(67)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020	(165)	(223)	(58)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,700	3.15% 05/06/2020		(70)	(91)	(21)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		229,100	3.40%	02/25/2020	(870)	(1,014)	(144)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88% 04/15/2020		(172)	(241)	(69)
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		24,430	3.15% 10/30/2020		(197)	(204)	(7)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	6,002	0.60%	06/26/2019	(45)	(35)	10
Swap		Interbank Offered Rate
Total								$(5,864)	$ (5,443)	$421

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; March 2020	Short	87	$21,051	$16
90 Day Eurodollar; March 2021	Long	196	47,439	6
90 Day Eurodollar; March 2022	Short	196	47,449	(3)
Euro Bund 10 Year Bund; December 2018	Short	106	19,241	(97)
Euro-BTP; December 2018	Short	12	1,653	26
Euro-Oat; December 2018	Short	156	26,850	58
Japan 10 Year Bond TSE; December 2018	Short	47	62,743	(160)
Short Term Euro-BTP; December 2018	Short	1	124	(2)
UK 10 Year Gilt; December 2018	Short	186	29,102	(24)
US 10 Year Note; December 2018	Long	155	18,358	(175)
US 10 Year Ultra Note; December 2018	Short	350	43,788	227
US 2 Year Note; December 2018	Long	566	119,231	(156)
US 5 Year Note; December 2018	Short	221	24,837	52
US Ultra Bond; December 2018	Long	127	18,951	(282)
Total				$(514)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
October 31, 2018

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept					Currency to Deliver	Asset	Liability
Barclays Bank PLC	11/05/2018			$44,368	JPY	5,020,737	$	— $	(138)
Deutsche Bank AG	11/05/2018			$2,342	EUR		2,018	56	—
Deutsche Bank AG	11/05/2018			$1	JPY		76	—	—
Goldman Sachs & Co	11/05/2018	EUR		9 $			10	—	—
Goldman Sachs & Co	11/05/2018	JPY		2,511,295		$22,288		—	(26)
Goldman Sachs & Co	11/05/2018			$16	JPY		1,776	—	—
Goldman Sachs & Co	11/05/2018			$1,979	NZD		3,000	21	—
Goldman Sachs & Co	12/05/2018			$10	EUR		9	—	—
Goldman Sachs & Co	12/05/2018			$22,336	JPY	2,511,295		20	—
HSBC Securities Inc	11/05/2018	JPY		2,511,295		$22,176		86	—
HSBC Securities Inc	12/05/2018			$22,223	JPY	2,511,295		—	(93)
JPMorgan Chase	11/05/2018	EUR		24,938		$28,230		22	—
JPMorgan Chase	11/05/2018	NZD		44,550		$29,177		—	(106)
JPMorgan Chase	12/05/2018			$28,296	EUR	24,938		—	(22)
JPMorgan Chase	12/05/2018			$29,185	NZD	44,550		116	—
National Australia Bank	11/05/2018			$31,688	NZD	47,906		427	—
Royal Bank of Scotland	11/05/2018			$1,836	NZD		2,775	25	—
UBS AG	11/05/2018			$26,703	EUR	23,002		645	—
Total								$1,418	$(385)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/					Unrealized		Upfront
	Receive		Payment				Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive	3.28%	Quarterly	10/09/2028		$1,100	$(3)$	— $	(3)
3 Month USD LIBOR	Receive	3.32%	Quarterly	10/08/2021		2,255	(4)	—	(4)
3 Month USD LIBOR	Receive	3.29%	Quarterly	10/07/2022		4,145	(7)	—	(7)
3 Month USD LIBOR	Receive	3.27%	Quarterly	10/09/2028		7,250	(13)	—	(13)
3 Month USD LIBOR	Receive	3.30%	Quarterly	10/08/2021		5,040	(6)	—	(6)
3 Month USD LIBOR	Pay	3.25%	Semiannual	10/09/2028		1,600	—	—	—
3 Month USD LIBOR	Receive	3.32%	Quarterly	02/15/2044		2,760	11	—	11
3 Month USD LIBOR	Receive	3.30%	Quarterly	10/07/2022		4,145	(7)	—	(7)
3 Month USD LIBOR	Pay	2.98%	Semiannual	07/19/2026		14,680	(84)	—	(84)
3 Month USD LIBOR	Pay	2.96%	Semiannual	07/19/2022		13,250	(58)	—	(58)
3 Month USD LIBOR	Receive	2.92%	Quarterly	07/19/2024		27,860	143	—	143
3 Month USD LIBOR	Receive	3.05%	Quarterly	07/25/2028		1,140	19	—	19
3 Month USD LIBOR	Receive	3.31%	Quarterly	10/07/2022		4,145	(9)	—	(9)
3 Month USD LIBOR	Receive	3.31%	Quarterly	10/07/2022		4,145	(8)	—	(8)
3 Month USD LIBOR	Pay	3.07%	Semiannual	10/12/2020		42,900	2	(2)	—
3 Month USD LIBOR	Receive	2.91%	Quarterly	05/15/2028		11,890	329	—	329
3 Month USD LIBOR	Receive	3.07%	Quarterly	10/04/2023		3,460	12	—	12
3 Month USD LIBOR	Pay	3.13%	Semiannual	10/04/2024		99,890	(379)	(3)	(382)
3 Month USD LIBOR	Receive	3.12%	Quarterly	10/04/2028		200	2	—	2
3 Month USD LIBOR	Receive	3.19%	Quarterly	02/15/2044		1,315	36	—	36
3 Month USD LIBOR	Receive	3.12%	Quarterly	10/06/2022		43,010	40	19	59
3 Month USD LIBOR	Receive	3.16%	Quarterly	10/04/2021		73,670	55	33	88
3 Month USD LIBOR	Receive	3.22%	Quarterly	02/15/2044		1,315	29	—	29
3 Month USD LIBOR	Receive	3.24%	Quarterly	10/07/2021		5,070	(2)	—	(2)
3 Month USD LIBOR	Receive	3.22%	Quarterly	05/15/2028		5,810	17	—	17
3 Month USD LIBOR	Receive	3.30%	Quarterly	10/08/2021		5,040	(7)	—	(7)
3 Month USD LIBOR	Receive	2.95%	Quarterly	02/15/2044		1,280	90	(1)	89
3 Month USD LIBOR	Receive	3.04%	Quarterly	05/15/2028		5,900	101	—	101
3 Month USD LIBOR	Receive	3.12%	Quarterly	05/15/2028		8,870	97	—	97
3 Month USD LIBOR	Receive	3.07%	Quarterly	05/15/2028		5,870	87	—	87
3 Month USD LIBOR	Receive	3.11%	Quarterly	09/13/2021		2,545	6	—	6
3 Month USD LIBOR	Pay	3.20%	Semiannual	10/28/2021		6,110	(3)	—	(3)
3 Month USD LIBOR	Pay	3.20%	Semiannual	10/28/2021		5,280	(3)	—	(3)
3 Month USD LIBOR	Receive	3.34%	Quarterly	02/15/2044		2,830	2	—	2
3 Month USD LIBOR	Pay	3.23%	Semiannual	10/25/2021		5,280	—	—	—
3 Month USD LIBOR	Pay	3.25%	Semiannual	10/28/2021		15,040	6	—	6
3 Month USD LIBOR	Receive	3.29%	Quarterly	02/15/2044		1,420	14	—	14
3 Month USD LIBOR	Pay	3.19%	Semiannual	11/01/2021		8,440	(6)	—	(6)
3 Month USD LIBOR	Pay	3.17%	Semiannual	10/31/2021		7,120	(7)	—	(7)
3 Month USD LIBOR	Pay	3.23%	Semiannual	10/28/2021		10,270	1	—	1
3 Month USD LIBOR	Pay	3.17%	Semiannual	10/29/2021		5,270	(6)	—	(6)
3 Month USD LIBOR	Pay	3.22%	Semiannual	05/15/2028		6,110	(17)	—	(17)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
October 31, 2018

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/				Unrealized		Upfront
	Receive		Payment		Appreciation/		Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Pay	2.95% Semiannual		02/15/2044	$1,280	$(30)$	(59)$	(89)
3 Month USD LIBOR	Pay	3.29% Semiannual		10/18/2021	3,250	3	1	4
3 Month USD LIBOR	Pay	3.25% Semiannual		10/13/2022	2,620	3	—	3
3 Month USD LIBOR	Pay	3.24% Semiannual		10/13/2022	5,320	4	—	4
3 Month USD LIBOR	Pay	3.21% Semiannual		10/13/2022	5,310	1	—	1
3 Month USD LIBOR	Pay	3.22% Semiannual		05/15/2028	6,110	(15)	—	(15)
3 Month USD LIBOR	Receive	2.79%	Quarterly	07/03/2020	45,470	185	1	186
3 Month USD LIBOR	Receive	3.33%	Quarterly	10/22/2021	2,490	(5)	—	(5)
3 Month USD LIBOR	Pay	3.28% Semiannual		05/15/2028	6,010	12	—	12
6 Month Euro Interbank Offered Rate	Pay	0.90%	Annual	08/15/2027 EUR	9,510	47	—	47
6 Month Euro Interbank Offered Rate	Receive	1.52% Semiannual		01/05/2048	2,745	(6)	(3)	(9)
6 Month Euro Interbank Offered Rate	Receive	1.04% Semiannual		03/23/2028	4,610	(71)	1	(70)
6 Month Euro Interbank Offered Rate	Pay	0.88%	Annual	08/28/2028	990	(7)	—	(7)
6 Month Euro Interbank Offered Rate	Receive	1.49% Semiannual		01/08/2048	2,745	16	(4)	12
6 Month JPY LIBOR	Receive	0.27% Semiannual		11/08/2027 JPY	955,100	13	4	17
6 Month JPY LIBOR	Receive	0.35% Semiannual		01/11/2028	943,840	(41)	4	(37)
6 Month JPY LIBOR	Pay	0.13% Semiannual		04/26/2023	7,785,250	49	(2)	47
6 Month JPY LIBOR	Receive	0.32% Semiannual		04/27/2028	1,895,205	(9)	3	(6)
Canada Bankers Acceptances 3 Month	Pay	2.18% Semiannual		06/29/2020 CAD	59,540	(336)	4	(332)
Consumer Price All Urban Non-Seasonally	Receive	2.31%	Annual	10/12/2020	$40,215	(213)	1	(212)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.25%	Annual	10/30/2028	17,395	28	1	29
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.16%	Annual	10/30/2023	17,395	(17)	1	(16)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.23%	Annual	09/18/2020	77,085	(337)	3	(334)
Adjusted Index
Harmonised Indices of Consumer Prices Excluding	Receive	1.55%	Annual	07/15/2023 EUR	12,735	2	—	2
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	2.00%	Annual	07/15/2048	1,875	34	—	34
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.97%	Annual	01/15/2048	1,940	27	(1)	26
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.98%	Annual	06/15/2048	1,925	24	—	24
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Receive	1.38%	Annual	04/15/2023	12,840	82	(3)	79
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.83%	Annual	05/15/2047	2,120	(64)	2	(62)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.99%	Annual	01/15/2048	1,940	41	(2)	39
Food and Energy
New Zealand Bank Bill 3 Month FRA	Receive	2.89% Quarterly		08/16/2028 NZD	4,403	(18)	—	(18)
New Zealand Bank Bill 3 Month FRA	Receive	2.87% Quarterly		08/15/2028	9,377	(27)	—	(27)
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/24/2028	6,536	(156)	5	(151)
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/18/2028	5,603	(133)	4	(129)
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/24/2028	6,536	(156)	4	(152)
New Zealand Bank Bill 3 Month FRA	Pay	2.91% Semiannual		10/19/2028	5,573	26	—	26
New Zealand Bank Bill 3 Month FRA	Pay	2.92% Semiannual		10/23/2028	5,573	27	—	27
New Zealand Bank Bill 3 Month FRA	Receive	3.07%	Quarterly	09/08/2027	6,467	(106)	(2)	(108)
New Zealand Bank Bill 3 Month FRA	Receive	2.86% Quarterly		08/28/2028	3,738	(8)	—	(8)
New Zealand Bank Bill 3 Month FRA	Receive	3.06%	Quarterly	09/08/2027	13,130	(207)	(4)	(211)
New Zealand Bank Bill 3 Month FRA	Pay	2.93% Semiannual		09/25/2028	4,505	26	—	26
New Zealand Bank Bill 3 Month FRA	Receive	2.89% Quarterly		08/21/2028	10,167	(42)	1	(41)
New Zealand Bank Bill 3 Month FRA	Receive	3.07%	Quarterly	09/08/2027	6,533	(109)	(1)	(110)
Sterling Overnight Index Average	Pay	0.68%	Annual	12/20/2018 GBP	882,290	(51)	7	(44)
United Kingdom Retail Prices Index	Receive	3.41%	Annual	03/15/2048	1,915	225	(6)	219
United Kingdom Retail Prices Index	Receive	3.48%	Annual	09/15/2023	17,850	81	1	82
United Kingdom Retail Prices Index	Receive	3.45%	Annual	10/15/2023	9,490	3	1	4
United Kingdom Retail Prices Index	Pay	3.60%	Annual	11/15/2042	9,045	(24)	(30)	(54)
United Kingdom Retail Prices Index	Receive	3.55%	Annual	11/15/2047	9,045	138	32	170
United Kingdom Retail Prices Index	Pay	3.51%	Annual	10/15/2028	9,490	(17)	—	(17)
United Kingdom Retail Prices Index	Pay	3.41%	Annual	01/15/2028	16,640	(328)	(8)	(336)
United Kingdom Retail Prices Index	Pay	3.55%	Annual	11/15/2032	15,015	(69)	(30)	(99)
United Kingdom Retail Prices Index	Receive	3.46%	Annual	11/15/2027	15,015	146	16	162
United Kingdom Retail Prices Index	Pay	3.39%	Annual	08/15/2028	9,910	(285)	3	(282)
United Kingdom Retail Prices Index	Pay	3.50%	Annual	09/15/2028	17,850	(164)	1	(163)
United Kingdom Retail Prices Index	Receive	3.36%	Annual	08/15/2023	21,835	315	(3)	312

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
October 31, 2018

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/						Unrealized		Upfront
		Receive		Payment					Appreciation/	Payments/
Floating Rate Index		Floating Rate	Fixed Rate	Frequency	Maturity Date			Notional Amount	(Depreciation)	(Receipts)	Fair Value
United Kingdom Retail Prices Index		Receive	3.47%	Annual	09/15/2048		GBP	4,000	$298	$16	$314
United Kingdom Retail Prices Index		Receive	3.43%	Annual	08/15/2048			300	32	(1)	31
United Kingdom Retail Prices Index		Pay	3.36%	Annual	08/15/2023			63,615	(933)	16	(917)
United Kingdom Retail Prices Index		Receive	3.26%	Annual	05/15/2023			21,485	422	(8)	414
United Kingdom Retail Prices Index		Pay	3.45%	Annual	10/15/2023			10,750	(7)	—	(7)
United Kingdom Retail Prices Index		Receive	3.35%	Annual	08/15/2023			21,840	326	(4)	322
United Kingdom Retail Prices Index		Pay	3.44%	Annual	08/15/2048			2,185	(222)	4	(218)
United Kingdom Retail Prices Index		Pay	3.40%	Annual	08/15/2028			19,680	(517)	3	(514)
United Kingdom Retail Prices Index		Pay	3.34%	Annual	06/15/2028			2,865	(106)	2	(104)
US Federal Funds Effective Rate (continuous		Pay	2.83%	Annual	02/28/2023			$12,610	5	1	6
series)
US Federal Funds Effective Rate (continuous		Receive	2.77%	Annual	02/28/2023			9,495	19	—	19
series)
US Federal Funds Effective Rate (continuous		Pay	2.57%	Annual	02/28/2023			31,890	(308)	1	(307)
series)
US Federal Funds Effective Rate (continuous		Pay	2.63%	Annual	02/28/2023			12,330	(91)	—	(91)
series)
Total									$(2,105)$	19	$(2,086)
Amounts in thousands.

Purchased Capped Options

				Pay/
				Receive					Upfront		Unrealized
				Floating	Notional	Exercise		Expiration	Payments/	Appreciation/
Description	Counterparty		Range	Rate	Amount	Rate		Date	(Premiums)	Fair Value	(Depreciation)
Call - 5Y-10Y CMS Index Cap	Deutsche Bank	Max(0, 5Y CMS-0.12%)		Receive	$ 120,300	0.12%		01/28/2019	$24	$19	$(5)
	AG
Total									$24	$19	$(5)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
October 31, 2018

COMMON STOCKS - 93.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Manufacturers - 1.31%			Insurance - 5.02%
Geely Automobile Holdings Ltd	1,527,000 $	2,943	AIA Group Ltd	771,600	$5,870
Kia Motors Corp	27,401	685	Cathay Financial Holding Co Ltd	5,969,000	9,477
Mahindra & Mahindra Ltd	598,738	6,207	IRB Brasil Resseguros S/A	315,500	6,078
		$9,835	Powszechny Zaklad Ubezpieczen SA	737,897	7,520
Automobile Parts & Equipment - 0.87%			Shin Kong Financial Holding Co Ltd	26,632,016	8,781
Weichai Power Co Ltd	6,639,000	6,563			$37,726
Banks - 17.02%			Internet - 9.92%
Banco do Brasil SA	956,000	10,956	Alibaba Group Holding Ltd ADR(b)	192,621	27,406
Banco Santander Brasil SA	865,400	9,820	Baidu Inc ADR(b)	55,423	10,534
China Construction Bank Corp	24,429,722	19,386	Naspers Ltd	61,173	10,730
Credicorp Ltd	62,565	14,121	Tencent Holdings Ltd	756,100	25,903
Grupo Financiero Banorte SAB de CV	2,271,900	12,525			$74,573
HDFC Bank Ltd	287,101	7,455	Iron & Steel - 4.22%
Industrial & Commercial Bank of China Ltd	13,039,000	8,847	POSCO	48,108	11,012
Kiatnakin Bank PCL	2,940,700	6,328	Vale SA	1,367,389	20,686
Malayan Banking Bhd	5,082,100	11,535			$31,698
OTP Bank Nyrt	205,095	7,368	Machinery - Construction & Mining - 1.34%
Postal Savings Bank of China Co Ltd (a)	8,080,000	4,834	Doosan Infracore Co Ltd (b)	503,841	3,425
Sberbank of Russia PJSC ADR	1,259,479	14,820	United Tractors Tbk PT	3,011,500	6,649
		$127,995			$10,074
Building Materials - 1.55%			Mining - 0.67%
Anhui Conch Cement Co Ltd	800,086	3,779	Anglo American PLC	237,497	5,069
China National Building Material Co Ltd	4,984,000	3,583	Oil & Gas - 12.10%
Xinyi Glass Holdings Ltd	4,320,000	4,289	China Petroleum & Chemical Corp	14,838,000	12,087
		$11,651	CNOOC Ltd	6,554,000	11,161
Coal - 0.61%			LUKOIL PJSC ADR	324,175	24,170
China Shenhua Energy Co Ltd	2,018,500	4,567	Polski Koncern Naftowy ORLEN SA	298,961	7,189
Computers - 3.68%			PTT Exploration & Production PCL	2,306,900	9,662
Infosys Ltd	1,561,591	14,431	PTT PCL	6,720,300	10,142
StoneCo Ltd (b)	1,757	50	Reliance Industries Ltd	705,907	10,134
Tata Consultancy Services Ltd	502,853	13,183	SK Innovation Co Ltd	34,279	6,433
		$27,664			$90,978
Distribution & Wholesale - 0.36%			Pharmaceuticals - 1.38%
Sime Darby Bhd	5,221,800	2,747	CSPC Pharmaceutical Group Ltd	3,500,000	7,458
Diversified Financial Services - 4.53%			Hypera SA	367,800	2,922
CTBC Financial Holding Co Ltd	14,911,000	9,985			$10,380
Hana Financial Group Inc	301,114	10,143	Real Estate - 1.05%
Indiabulls Housing Finance Ltd	376,548	4,247	China Resources Land Ltd	2,330,000	7,925
KB Financial Group Inc	232,112	9,666	Retail - 2.13%
		$34,041	Jubilant Foodworks Ltd	182,816	2,684
Electric - 1.26%			Wal-Mart de Mexico SAB de CV	5,216,000	13,337
China Longyuan Power Group Corp Ltd	2,312,000	1,759			$16,021
Tenaga Nasional BHD	2,196,700	7,722	Semiconductors - 12.16%
		$9,481	Chipbond Technology Corp	2,038,000	3,754
Electronics - 0.21%			Samsung Electronics Co Ltd	1,087,816	40,723
Yageo Corp	153,000	1,569	SK Hynix Inc	62,107	3,740
Engineering & Construction - 1.43%			Taiwan Semiconductor Manufacturing Co Ltd	5,752,685	43,188
China Railway Construction Corp Ltd	3,071,500	3,901			$91,405
Larsen & Toubro Ltd	388,492	6,827	Telecommunications - 5.05%
		$10,728	Advanced Info Service PCL	1,082,000	6,334
Food - 2.31%			China Mobile Ltd	1,781,500	16,689
Uni-President Enterprises Corp	5,420,000	13,137	China Telecom Corp Ltd	19,122,000	9,047
X5 Retail Group NV	179,023	4,203	TIM Participacoes SA	966,500	2,994
		$17,340	Yangtze Optical Fibre and Cable Joint Stock Ltd	1,173,500	2,875
Forest Products & Paper - 1.77%			Co (a)
Mondi PLC	371,528	8,749			$37,939
Suzano Papel e Celulose SA	449,900	4,546	TOTAL COMMON STOCKS		$706,516
		$13,295	INVESTMENT COMPANIES - 4.84%	Shares Held Value (000's)
Gas - 0.89%			Money Market Funds - 4.84%
GAIL India Ltd	1,314,350	6,659	Principal Government Money Market Fund	36,391,616	36,392
Healthcare - Services - 0.76%			2.05%(c),(d)
Bangkok Dusit Medical Services PCL	7,699,100	5,710	TOTAL INVESTMENT COMPANIES		$36,392
Home Furnishings - 0.38%
Haier Electronics Group Co Ltd	1,373,000	2,883

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund October 31, 2018

PREFERRED STOCKS - 1.25%	Shares Held Value (000's)
Holding Companies - Diversified - 1.25%
Itausa - Investimentos Itau SA 0.06%	3,119,613	$9,388
TOTAL PREFERRED STOCKS		$9,388
Total Investments		$752,296
Other Assets and Liabilities - (0.07)%		(514)
TOTAL NET ASSETS - 100.00%		$751,782

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,709 or 1.03% of net assets.
(b)	Non-income producing security
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	22.16%
Taiwan, Province Of China	11.96%
Korea, Republic Of	11.44%
India	9.56%
Brazil	8.99%
Russian Federation	5.74%
Thailand	5.07%
Hong Kong	5.00%
United States	4.84%
Mexico	3.43%
Malaysia	2.92%
Poland	1.96%
Peru	1.88%
United Kingdom	1.83%
South Africa	1.43%
Hungary	0.98%
Indonesia	0.88%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$420,281	$383,889		$36,392
	$—		$420,281	$383,889		$36,392

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$244	$—		$—		$—
	$244	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Fund I
October 31, 2018

COMMON STOCKS - 99.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.78%			Diversified Financial Services (continued)
Hakuhodo DY Holdings Inc	179,000	$2,985	Mitsubishi UFJ Lease & Finance Co Ltd	455,000	$2,338
Aerospace & Defense - 0.79%			Partners Group Holding AG	8,170	5,817
MTU Aero Engines AG	14,157	3,006			$13,936
Apparel - 2.22%			Electronics - 1.58%
Kering SA	6,011	2,672	Micro-Star International Co Ltd	1,180,000	2,628
LVMH Moet Hennessy Louis Vuitton SE	9,878	2,997	Murata Manufacturing Co Ltd	14,000	2,179
Moncler SpA	80,900	2,809	Yageo Corp	121,000	1,241
		$8,478			$6,048
Automobile Manufacturers - 2.33%			Engineering & Construction - 2.42%
Geely Automobile Holdings Ltd	1,799,200	3,467	COMSYS Holdings Corp	81,508	2,268
Suzuki Motor Corp	109,100	5,441	Grupo Aeroportuario del Centro Norte SAB de	311,000	1,629
		$8,908	CV
Automobile Parts & Equipment - 2.42%			HomeServe PLC	196,000	2,379
Cie Plastic Omnium SA	46,500	1,293	Kyowa Exeo Corp	109,500	2,952
Faurecia SA	38,857	1,884			$9,228
Georg Fischer AG	1,842	1,713	Entertainment - 3.32%
Koito Manufacturing Co Ltd	91,400	4,351	Aristocrat Leisure Ltd	365,341	6,884
		$9,241	Cineworld Group PLC	511,000	1,921
Banks - 6.91%			GVC Holdings PLC	195,000	2,336
China Construction Bank Corp	2,931,800	2,327	Kindred Group PLC	143,100	1,526
China Merchants Bank Co Ltd	958,500	3,701			$12,667
DBS Group Holdings Ltd	183,900	3,120	Food - 0.66%
Fukuoka Financial Group Inc	84,220	2,069	a2 Milk Co Ltd (b)	365,300	2,507
Hang Seng Bank Ltd	125,000	2,931	Forest Products & Paper - 2.30%
HSBC Holdings PLC	292,800	2,406	Fibria Celulose SA	120,000	2,307
Macquarie Group Ltd	27,346	2,281	Mondi PLC	96,000	2,261
Sberbank of Russia PJSC ADR	239,243	2,815	UPM-Kymmene OYJ	68,800	2,212
United Overseas Bank Ltd	268,600	4,749	West Fraser Timber Co Ltd	40,000	2,010
		$26,399			$8,790
Building Materials - 4.01%			Gas - 1.42%
Anhui Conch Cement Co Ltd	1,217,400	6,310	China Resources Gas Group Ltd	458,000	1,755
China National Building Material Co Ltd	2,002,000	1,439	ENN Energy Holdings Ltd	429,400	3,664
China Resources Cement Holdings Ltd	2,967,000	2,634			$5,419
Sika AG	38,460	4,931	Home Builders - 3.78%
		$15,314	Barratt Developments PLC	310,397	2,036
Chemicals - 4.18%			Bellway PLC	67,652	2,481
Asahi Kasei Corp	359,000	4,308	Berkeley Group Holdings PLC	45,783	2,046
BASF SE	34,354	2,636	Haseko Corp	331,800	4,205
Covestro AG (a)	27,019	1,742	Persimmon PLC	125,500	3,673
Indorama Ventures PCL	1,267,000	2,079			$14,441
Methanex Corp	38,000	2,461	Home Furnishings - 1.49%
Nissan Chemical Corp	58,500	2,758	Howden Joinery Group PLC	358,000	2,143
		$15,984	Sony Corp	65,500	3,545
Coal - 1.68%					$5,688
China Shenhua Energy Co Ltd	1,464,500	3,313	Insurance - 9.43%
Whitehaven Coal Ltd	893,000	3,085	Allianz SE	12,623	2,630
		$6,398	ASR Nederland NV	65,000	2,951
Commercial Services - 4.53%			AXA SA	97,600	2,443
Ashtead Group PLC	279,137	6,891	CNP Assurances	86,400	1,926
Estacio Participacoes SA	255,000	1,586	Legal & General Group PLC	1,699,230	5,453
Hays PLC	805,900	1,688	Ping An Insurance Group Co of China Ltd	322,100	3,045
Intertek Group PLC	32,818	1,966	Porto Seguro SA	137,000	2,001
Localiza Rent a Car SA	303,000	2,329	Prudential PLC	137,838	2,760
Pagegroup PLC	443,962	2,846	Sompo Holdings Inc	124,000	5,114
		$17,306	Swiss Life Holding AG (b)	8,664	3,268
Computers - 4.17%			Tokio Marine Holdings Inc	94,000	4,428
Bechtle AG	21,500	1,909			$36,019
Capgemini SE	19,900	2,430	Internet - 1.98%
Infosys Ltd ADR	300,000	2,841	Alibaba Group Holding Ltd ADR(b)	23,100	3,287
Nomura Research Institute Ltd	73,300	3,250	Tencent Holdings Ltd	124,500	4,265
Teleperformance	33,322	5,488			$7,552
		$15,918	Iron & Steel - 4.33%
Distribution & Wholesale - 0.54%			BlueScope Steel Ltd	219,000	2,245
Toyota Tsusho Corp	57,600	2,079	Evraz PLC	374,000	2,592
Diversified Financial Services - 3.65%			Ferrexpo PLC	542,000	1,443
Chailease Holding Co Ltd	757,860	2,173	Kumba Iron Ore Ltd	102,518	2,010
E.Sun Financial Holding Co Ltd	3,015,000	2,002	Severstal PJSC	179,300	2,783
IG Group Holdings PLC	208,000	1,606

See accompanying notes.

Schedule of Investments
International Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Iron & Steel (continued)			Toys, Games & Hobbies - 0.65%
Vale SA	360,000	$5,446	Bandai Namco Holdings Inc	70,000	$2,489
		$16,519	TOTAL COMMON STOCKS		$379,662
Leisure Products & Services - 0.61%			INVESTMENT COMPANIES - 0.24%	Shares Held Value (000's)
BRP Inc	58,000	2,333	Money Market Funds - 0.24%
Lodging - 0.55%			Principal Government Money Market Fund	900,989	901
Galaxy Entertainment Group Ltd	389,000	2,112	2.05%(c),(d)
Machinery - Construction & Mining - 0.83%			TOTAL INVESTMENT COMPANIES		$901
Komatsu Ltd	122,000	3,177	Total Investments		$380,563
			Other Assets and Liabilities - 0.36%		1,385
Machinery - Diversified - 0.49%			TOTAL NET ASSETS - 100.00%		$381,948
Keyence Corp	3,800	1,856
Media - 1.09%
Informa PLC	226,000	2,063	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Quebecor Inc	108,000	2,118	1933. These securities may be resold in transactions exempt from registration,
		$4,181	normally to qualified institutional buyers. At the end of the period, the value of
Metal Fabrication & Hardware - 0.48%			these securities totaled $1,742 or 0.46% of net assets.
Catcher Technology Co Ltd	183,100	1,851	(b) Non-income producing security
Mining - 2.92%			(c)	Affiliated Security. Security is either an affiliate (and registered under the
Anglo American PLC	200,000	4,269	Investment Company Act of 1940) or an affiliate as defined by the Investment
Northern Star Resources Ltd	435,000	2,718	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Rio Tinto PLC	86,000	4,175	voting shares of the security). Please see affiliated sub-schedule for
		$11,162	transactional information.
Miscellaneous Manufacturers - 1.18%			(d) Current yield shown is as of period end.
Alfa Laval AB	110,000	2,806
Vesuvius PLC	245,000	1,700	Portfolio Summary (unaudited)
		$4,506	Country		Percent
Oil & Gas - 5.99%			Japan		20.39%
Beach Energy Ltd	2,160,000	2,691	United Kingdom		15.97%
CNOOC Ltd	1,650,000	2,810	China		10.37%
LUKOIL PJSC ADR	33,000	2,460	Switzerland		6.43%
Novatek PJSC	15,000	2,530	France		5.53%
Parex Resources Inc (b)	145,000	2,112	Australia		5.22%
PTT PCL	2,514,000	3,794	Russian Federation		4.26%
SK Innovation Co Ltd	18,027	3,383	Brazil		3.57%
Tatneft PJSC ADR	44,000	3,088	Taiwan, Province Of China		3.53%
		$22,868	Canada		3.48%
Pharmaceuticals - 3.12%			Hong Kong		3.18%
Astellas Pharma Inc	175,000	2,704	Germany		3.13%
Roche Holding AG	17,000	4,137	Korea, Republic Of		2.96%
Shionogi & Co Ltd	37,000	2,366	Singapore		2.05%
Sino Biopharmaceutical Ltd	2,982,600	2,692	Thailand		1.53%
		$11,899	Spain		0.84%
Real Estate - 0.91%			Israel		0.77%
Open House Co Ltd	88,300	3,490	Netherlands		0.77%
			Italy		0.74%
Retail - 1.61%			India		0.74%
ANTA Sports Products Ltd	467,600	1,930	Sweden		0.73%
JD Sports Fashion PLC	379,300	1,977	New Zealand		0.66%
Next PLC	34,000	2,259	Isle of Man		0.61%
		$6,166	Finland		0.58%
Semiconductors - 3.01%			South Africa		0.53%
Samsung Electronics Co Ltd	98,864	3,701	Mexico		0.43%
SK Hynix Inc	70,000	4,216	Malta		0.40%
Taiwan Semiconductor Manufacturing Co Ltd	93,700	3,570	United States		0.24%
ADR			Other Assets and Liabilities		0.36%
		$11,487	TOTAL NET ASSETS		100.00%
Software - 3.64%
Amadeus IT Group SA	40,000	3,221
Constellation Software Inc/Canada	3,300	2,271
Nexon Co Ltd (b)	215,400	2,457
Temenos AG (b)	23,494	3,229
TIS Inc	61,000	2,725
		$13,903
Telecommunications - 1.40%
KDDI Corp	99,000	2,396
Nice Ltd ADR(b)	27,900	2,956
		$5,352

See accompanying notes.

Schedule of Investments
International Fund I
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$259,807	$258,906		$901
	$—		$259,807	$258,906		$901

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$208	$—		$—		$—
	$208	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
October 31, 2018

COMMON STOCKS - 96.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.04%			Semiconductors - 4.45%
NIKE Inc	153,600	$11,526	Intel Corp	155,100	$7,271
Banks - 3.42%			NVIDIA Corp	31,200	6,578
Capital One Financial Corp	96,700	8,635	QUALCOMM Inc	135,500	8,521
SVB Financial Group (a)	45,199	10,723	Xilinx Inc	32,700	2,792
		$19,358			$25,162
Biotechnology - 1.89%			Software - 8.85%
Vertex Pharmaceuticals Inc (a)	63,158	10,703	Activision Blizzard Inc	116,529	8,046
Chemicals - 2.50%			Microsoft Corp	286,597	30,612
Celanese Corp	61,000	5,913	ServiceNow Inc (a)	62,712	11,353
CF Industries Holdings Inc	171,100	8,218			$50,011
		$14,131	Telecommunications - 2.16%
Commercial Services - 3.72%			Cisco Systems Inc	266,600	12,197
FleetCor Technologies Inc (a)	54,726	10,947	Transportation - 4.66%
Worldpay Inc (a)	110,100	10,111	CSX Corp	130,500	8,986
		$21,058	FedEx Corp	37,023	8,158
Computers - 4.34%			XPO Logistics Inc (a)	102,822	9,190
Apple Inc	112,200	24,556			$26,334
Cosmetics & Personal Care - 2.20%			TOTAL COMMON STOCKS		$546,860
Estee Lauder Cos Inc/The	90,340	12,416	INVESTMENT COMPANIES - 2.31%	Shares Held Value (000's)
Diversified Financial Services - 7.51%			Money Market Funds - 2.31%
Mastercard Inc	79,108	15,638	Principal Government Money Market Fund	13,063,404	13,063
T Rowe Price Group Inc	67,700	6,566	2.05%(b),(c)
			TOTAL INVESTMENT COMPANIES		$13,063
Visa Inc	146,733	20,227	Total Investments		$559,923
		$42,431	Other Assets and Liabilities - 0.94%		5,315
Engineering & Construction - 1.11%			TOTAL NET ASSETS - 100.00%		$565,238
Jacobs Engineering Group Inc	83,500	6,270
Healthcare - Products - 9.01%
ABIOMED Inc (a)	18,300	6,244	(a) Non-income producing security
Align Technology Inc (a)	17,300	3,827	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Boston Scientific Corp (a)	313,700	11,337	Investment Company Act of 1940) or an affiliate as defined by the Investment
Intuitive Surgical Inc (a)	33,441	17,429	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Thermo Fisher Scientific Inc	51,758	12,093	voting shares of the security). Please see affiliated sub-schedule for
		$50,930	transactional information.
Healthcare - Services - 1.37%			(c) Current yield shown is as of period end.
WellCare Health Plans Inc (a)	28,100	7,755
Internet - 17.82%			Portfolio Summary (unaudited)
Alphabet Inc - A Shares (a)	25,222	27,507	Sector		Percent
Amazon.com Inc (a)	16,371	26,161	Consumer, Non-cyclical		21.74%
GrubHub Inc (a)	105,300	9,765	Communications		19.98%
Netflix Inc (a)	47,738	14,406	Technology		19.95%
RingCentral Inc (a)	93,000	7,229	Financial		10.93%
Spotify Technology SA (a)	49,100	7,350	Consumer, Cyclical		10.48%
Twitter Inc (a)	238,900	8,302	Industrial		9.18%
		$100,720	Basic Materials		2.50%
Machinery - Construction & Mining - 2.32%			Investment Companies		2.31%
Caterpillar Inc	107,984	13,101	Energy		1.99%
Machinery - Diversified - 1.09%			Other Assets and Liabilities		0.94%
Deere & Co	45,370	6,145	TOTAL NET ASSETS		100.00%
Office & Business Equipment - 2.31%
Zebra Technologies Corp (a)	78,500	13,055
Oil & Gas - 1.99%
Diamondback Energy Inc	55,504	6,236
Pioneer Natural Resources Co	33,900	4,993
		$11,229
Pharmaceuticals - 3.55%
DexCom Inc (a)	59,500	7,900
Eli Lilly & Co	72,600	7,873
Sarepta Therapeutics Inc (a)	32,200	4,307
		$20,080
Retail - 8.44%
Chipotle Mexican Grill Inc (a)	10,600	4,880
Five Below Inc (a)	65,200	7,421
Lululemon Athletica Inc (a)	79,900	11,244
Target Corp	86,300	7,217
Tiffany & Co	64,800	7,212
Ulta Beauty Inc (a)	35,400	9,718
		$47,692

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$297,071	$284,008		$13,063
	$—		$297,071	$284,008		$13,063

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$125	$—		$—		$—
	$125	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

COMMON STOCKS - 98.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Biotechnology - 1.45%
Interpublic Group of Cos Inc/The	6,266	$145	Alexion Pharmaceuticals Inc (a)	215,421	$24,142
Omnicom Group Inc	12,303	915	Alnylam Pharmaceuticals Inc (a)	5,877	473
		$1,060	Amgen Inc	46,419	8,949
Aerospace & Defense - 3.56%			Biogen Inc (a)	14,887	4,530
Boeing Co/The	571,226	202,705	BioMarin Pharmaceutical Inc (a)	13,138	1,211
Curtiss-Wright Corp	878	96	Bluebird Bio Inc (a)	2,730	313
General Dynamics Corp	13,802	2,382	Celgene Corp (a)	53,873	3,857
Harris Corp	9,308	1,384	Exact Sciences Corp (a)	8,905	633
HEICO Corp	3,703	310	Exelixis Inc (a)	21,816	303
HEICO Corp - Class A	6,712	447	Gilead Sciences Inc	71,848	4,899
Lockheed Martin Corp	12,473	3,665	Illumina Inc (a)	8,087	2,516
Northrop Grumman Corp	210,908	55,248	Incyte Corp (a)	13,059	846
Raytheon Co	26,585	4,654	Ionis Pharmaceuticals Inc (a)	9,283	460
Spirit AeroSystems Holdings Inc	257,227	21,610	Regeneron Pharmaceuticals Inc (a)	5,935	2,013
TransDigm Group Inc (a)	3,774	1,246	Sage Therapeutics Inc (a)	3,377	435
		$293,747	Seattle Genetics Inc (a)	7,970	447
Agriculture - 0.66%			Vertex Pharmaceuticals Inc (a)	376,459	63,795
Altria Group Inc	161,341	10,494			$119,822
Philip Morris International Inc	498,368	43,891	Building Materials - 0.04%
		$54,385	Armstrong World Industries Inc	4,531	280
Airlines - 0.02%			Eagle Materials Inc	3,335	246
Delta Air Lines Inc	8,923	488	Lennox International Inc	2,814	593
Southwest Airlines Co	20,847	1,024	Martin Marietta Materials Inc	4,290	735
		$1,512	Masco Corp	17,282	519
Apparel - 0.56%			Vulcan Materials Co	9,217	932
Carter's Inc	4,254	408			$3,305
Columbia Sportswear Co	1,231	111	Chemicals - 1.51%
Hanesbrands Inc	29,077	499	Axalta Coating Systems Ltd (a)	6,840	169
Michael Kors Holdings Ltd (a)	6,900	382	Celanese Corp	6,620	642
NIKE Inc	502,182	37,684	Chemours Co/The	13,873	458
Skechers U.S.A. Inc (a)	6,182	177	FMC Corp	4,184	327
VF Corp	84,163	6,976	International Flavors & Fragrances Inc	2,608	377
		$46,237	Linde PLC	14,141	2,340
Automobile Manufacturers - 0.67%			LyondellBasell Industries NV	13,711	1,224
Tesla Inc (a)	163,303	55,085	NewMarket Corp	626	242
			PPG Industries Inc	2,802	294
Automobile Parts & Equipment - 0.57%			RPM International Inc	2,209	135
Allison Transmission Holdings Inc	10,671	470	Sherwin-Williams Co/The	298,856	117,591
Aptiv PLC	601,197	46,172	Versum Materials Inc	9,269	292
Garrett Motion Inc (a)	4,141	63	Westlake Chemical Corp	2,782	198
Lear Corp	1,081	144	WR Grace & Co	3,744	243
Visteon Corp (a)	1,936	153			$124,532
WABCO Holdings Inc (a)	4,481	481
		$47,483	Commercial Services - 4.92%
			Automatic Data Processing Inc	24,278	3,498
Banks - 0.38%			Booz Allen Hamilton Holding Corp	12,713	630
Capital One Financial Corp	7,551	674	Bright Horizons Family Solutions Inc (a)	3,866	444
Comerica Inc	1,351	110	Cintas Corp	570,065	103,678
East West Bancorp Inc	1,661	87	CoreLogic Inc/United States (a)	6,452	262
Morgan Stanley	619,310	28,278	CoStar Group Inc (a)	2,844	1,028
Northern Trust Corp	4,846	456	Ecolab Inc	9,688	1,484
Pinnacle Financial Partners Inc	2,670	140	Euronet Worldwide Inc (a)	2,944	327
Signature Bank/New York NY	2,852	314	FleetCor Technologies Inc (a)	270,220	54,052
State Street Corp	5,146	354	Gartner Inc (a)	7,128	1,052
SVB Financial Group (a)	3,142	745	Global Payments Inc	353,766	40,411
Synovus Financial Corp	1,858	70	Grand Canyon Education Inc (a)	3,846	480
Texas Capital Bancshares Inc (a)	2,704	176	H&R Block Inc	6,226	165
Western Alliance Bancorp (a)	4,980	240	Moody's Corp	9,177	1,335
		$31,644	Morningstar Inc	1,685	210
Beverages - 0.29%			PayPal Holdings Inc (a)	2,192,570	184,593
Brown-Forman Corp - A Shares	4,694	218	Robert Half International Inc	10,037	608
Coca-Cola Co/The	163,683	7,837	Rollins Inc	8,441	500
Constellation Brands Inc	8,647	1,723	S&P Global Inc	13,849	2,525
Keurig Dr Pepper Inc	17,238	448	Sabre Corp	20,871	514
Monster Beverage Corp (a)	30,973	1,637	Service Corp International/US	7,622	316
PepsiCo Inc	104,271	11,718	ServiceMaster Global Holdings Inc (a)	10,774	462
		$23,581	Square Inc (a)	21,856	1,605
			Total System Services Inc	14,805	1,350
			TransUnion	14,775	971
			United Rentals Inc (a)	6,525	783

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electrical Components & Equipment - 0.05%
Verisk Analytics Inc (a)	12,719	$1,524	AMETEK Inc	4,367	$293
Western Union Co/The	16,297	294	Emerson Electric Co	47,386	3,216
WEX Inc (a)	3,677	647	Energizer Holdings Inc	3,783	222
Worldpay Inc (a)	1,431	131	Littelfuse Inc	1,698	308
		$405,879			$4,039
Computers - 3.25%			Electronics - 3.33%
Accenture PLC - Class A	70,750	11,152	Allegion PLC	6,696	574
Apple Inc	721,710	157,953	Amphenol Corp	1,207,292	108,052
Cognizant Technology Solutions Corp	90,835	6,270	FLIR Systems Inc	2,117	98
Dell Technologies Inc Class V (a)	2,361	214	Fortive Corp	1,866,496	138,588
EPAM Systems Inc (a)	4,590	548	Gentex Corp	17,048	359
Fortinet Inc (a)	11,921	980	Honeywell International Inc	168,654	24,425
Genpact Ltd	2,930,528	80,326	Mettler-Toledo International Inc (a)	1,955	1,069
International Business Machines Corp	74,053	8,548	Resideo Technologies Inc (a)	6,903	145
NetApp Inc	20,884	1,639	Sensata Technologies Holding PLC (a)	8,280	388
Pure Storage Inc (a)	14,200	287	Waters Corp (a)	5,608	1,064
Teradata Corp (a)	8,960	326			$274,762
		$268,243	Engineering & Construction - 0.00%
Consumer Products - 0.08%			frontdoor Inc (a)	5,387	183
Avery Dennison Corp	6,743	612	Entertainment - 0.02%
Church & Dwight Co Inc	16,389	973	International Game Technology PLC	2,648	49
Clorox Co/The	8,735	1,297	Lions Gate Entertainment Corp - A shares	3,373	65
Kimberly-Clark Corp	33,571	3,501	Lions Gate Entertainment Corp - B shares	3,953	70
		$6,383	Madison Square Garden Co/The (a)	223	62
Cosmetics & Personal Care - 1.29%			Six Flags Entertainment Corp	5,790	312
Colgate-Palmolive Co	8,727	520	Vail Resorts Inc	3,161	794
Estee Lauder Cos Inc/The	772,223	106,134			$1,352
		$106,654	Environmental Control - 0.39%
Distribution & Wholesale - 0.06%			Republic Services Inc	2,112	154
Copart Inc (a)	16,300	797	Waste Connections Inc	371,704	28,413
Fastenal Co	22,245	1,144	Waste Management Inc	39,784	3,559
HD Supply Holdings Inc (a)	6,180	232			$32,126
KAR Auction Services Inc	10,868	619	Food - 0.09%
LKQ Corp (a)	5,171	141	Campbell Soup Co	11,079	414
Pool Corp	3,107	453	General Mills Inc	28,597	1,252
Watsco Inc	2,189	324	Hershey Co/The	10,322	1,106
WW Grainger Inc	3,623	1,029	Kellogg Co	10,260	672
		$4,739	McCormick & Co Inc/MD	876	126
Diversified Financial Services - 6.23%			Post Holdings Inc (a)	3,343	296
Alliance Data Systems Corp	4,082	842	Sprouts Farmers Market Inc (a)	10,741	289
American Express Co	39,498	4,058	Sysco Corp	50,436	3,598
Ameriprise Financial Inc	2,171	276	US Foods Holding Corp (a)	3,761	110
Charles Schwab Corp/The	1,533,171	70,894			$7,863
CME Group Inc	1,688	309	Forest Products & Paper - 0.00%
Credit Acceptance Corp (a)	911	387	International Paper Co	3,866	175
Discover Financial Services	17,607	1,227	Hand & Machine Tools - 0.00%
E*TRADE Financial Corp	5,350	264	Lincoln Electric Holdings Inc	5,461	442
Eaton Vance Corp	8,996	405	Healthcare - Products - 8.91%
Evercore Inc - Class A	3,522	288	ABIOMED Inc (a)	3,220	1,099
Interactive Brokers Group Inc - A Shares	5,652	279	Align Technology Inc (a)	4,370	967
Intercontinental Exchange Inc	451,024	34,746	Baxter International Inc	16,616	1,039
Lazard Ltd	8,910	354	Becton Dickinson and Co	328,372	75,689
LPL Financial Holdings Inc	7,372	454	Boston Scientific Corp (a)	58,409	2,111
Mastercard Inc	50,622	10,006	Bruker Corp	4,895	153
OneMain Holdings Inc (a)	2,141	61	Cantel Medical Corp	3,171	251
Raymond James Financial Inc	3,522	270	Cooper Cos Inc/The	713	184
Santander Consumer USA Holdings Inc	4,382	82	Danaher Corp	1,057,072	105,073
SEI Investments Co	10,252	548	Edwards Lifesciences Corp (a)	603,747	89,113
Synchrony Financial	21,809	630	Henry Schein Inc (a)	2,563	213
T Rowe Price Group Inc	19,554	1,897	Hill-Rom Holdings Inc	3,961	333
TD Ameritrade Holding Corp	539,452	27,901	ICU Medical Inc (a)	1,410	359
Virtu Financial Inc	4,582	109	IDEXX Laboratories Inc (a)	6,598	1,399
Visa Inc	2,597,749	358,100	Integra LifeSciences Holdings Corp (a)	4,795	257
		$514,387	Intuitive Surgical Inc (a)	460,358	239,930
Electric - 0.28%			Masimo Corp (a)	3,856	446
Sempra Energy	210,645	23,196	Penumbra Inc (a)	2,483	338
			ResMed Inc	11,141	1,180
			Stryker Corp	499,678	81,057

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet (continued)
Thermo Fisher Scientific Inc	569,957	$133,170	Palo Alto Networks Inc (a)	6,876	$1,259
Varian Medical Systems Inc (a)	7,335	876	Proofpoint Inc (a)	4,223	384
West Pharmaceutical Services Inc	1,633	173	RingCentral Inc (a)	5,688	442
		$735,410	Tencent Holdings Ltd ADR	2,074,857	71,230
Healthcare - Services - 5.21%			Twitter Inc (a)	55,102	1,915
Aetna Inc	13,495	2,677	Uber Technologies Inc – Class A (a),(b),(c),(d)	3,929	192
Anthem Inc	181,558	50,032	VeriSign Inc (a)	8,635	1,231
Catalent Inc (a)	3,582	145	Zillow Group Inc - A Shares (a)	4,431	179
Centene Corp (a)	210,289	27,405			$1,696,240
Charles River Laboratories International Inc (a)	3,096	377	Iron & Steel - 0.00%
Chemed Corp	1,419	432	Steel Dynamics Inc	3,108	123
Cigna Corp	506,188	108,228	Leisure Products & Services - 0.01%
DaVita Inc (a)	6,032	406	Brunswick Corp/DE	1,743	90
Encompass Health Corp	8,339	561	Polaris Industries Inc	4,952	441
HCA Healthcare Inc	481,609	64,309			$531
Humana Inc	82,563	26,454	Lodging - 0.73%
Laboratory Corp of America Holdings (a)	929	149	Choice Hotels International Inc	3,283	241
Molina Healthcare Inc (a)	4,429	562	Extended Stay America Inc	12,746	208
UnitedHealth Group Inc	510,671	133,463	Hilton Grand Vacations Inc (a)	7,938	213
WellCare Health Plans Inc (a)	54,924	15,159	Hilton Worldwide Holdings Inc	512,480	36,473
		$430,359	Las Vegas Sands Corp	404,207	20,626
Holding Companies - Diversified - 0.00%			Marriott International Inc/MD	16,132	1,886
Spectrum Brands Holdings Inc	2,248	146	MGM Resorts International	5,368	143
Home Builders - 0.03%			Wyndham Destinations Inc	9,332	335
DR Horton Inc	17,064	614	Wyndham Hotels & Resorts Inc	7,966	393
Lennar Corp - A Shares	12,802	550			$60,518
Lennar Corp - B Shares	2,594	93	Machinery - Construction & Mining - 0.92%
NVR Inc (a)	264	591	BWX Technologies Inc	1,241,005	72,549
PulteGroup Inc	9,369	230	Caterpillar Inc	29,420	3,569
Thor Industries Inc	3,916	273			$76,118
Toll Brothers Inc	7,472	251	Machinery - Diversified - 1.65%
		$2,602	Cognex Corp	12,869	551
Housewares - 0.01%			Deere & Co	17,838	2,416
Scotts Miracle-Gro Co/The	1,575	105	Gardner Denver Holdings Inc (a)	5,143	139
Toro Co/The	8,963	505	Graco Inc	14,362	584
		$610	IDEX Corp	5,923	751
Insurance - 0.16%			Nordson Corp	4,556	559
Alleghany Corp	210	126	Rockwell Automation Inc	9,740	1,605
American International Group Inc	7,132	295	Roper Technologies Inc	455,856	128,962
Aon PLC	13,447	2,100	Wabtec Corp	2,831	232
Arch Capital Group Ltd (a)	5,954	169	Xylem Inc/NY	8,388	550
Axis Capital Holdings Ltd	1,422	79			$136,349
Berkshire Hathaway Inc - Class B (a)	20,159	4,138	Media - 0.15%
Brown & Brown Inc	2,642	74	AMC Networks Inc (a)	4,112	241
Erie Indemnity Co	1,533	199	Cable One Inc	390	349
Markel Corp (a)	110	120	CBS Corp	25,825	1,481
Marsh & McLennan Cos Inc	13,060	1,107	Charter Communications Inc (a)	6,958	2,229
Progressive Corp/The	49,424	3,445	FactSet Research Systems Inc	2,957	662
RenaissanceRe Holdings Ltd	640	78	Sirius XM Holdings Inc	100,004	602
Travelers Cos Inc/The	6,344	794	Walt Disney Co/The	58,817	6,754
Voya Financial Inc	2,342	103			$12,318
		$12,827	Mining - 0.00%
Internet - 20.55%			Royal Gold Inc	2,087	160
Alibaba Group Holding Ltd ADR(a)	999,469	142,204	Southern Copper Corp	6,598	253
Alphabet Inc - A Shares (a)	172,580	188,212			$413
Alphabet Inc - C Shares (a)	217,789	234,508	Miscellaneous Manufacturers - 0.12%
Amazon.com Inc (a)	326,307	521,442	3M Co	26,559	5,053
Booking Holdings Inc (a)	117,206	219,712	AO Smith Corp	11,834	539
CDW Corp/DE	11,868	1,068	Hexcel Corp	2,688	157
eBay Inc (a)	11,181	325	Illinois Tool Works Inc	18,608	2,374
Expedia Group Inc	9,351	1,173	Ingersoll-Rand PLC	10,850	1,041
F5 Networks Inc (a)	4,952	868	Parker-Hannifin Corp	2,153	327
Facebook Inc (a)	1,617,814	245,568	Textron Inc	4,143	222
GoDaddy Inc (a)	13,545	991			$9,713
GrubHub Inc (a)	7,264	674	Office & Business Equipment - 0.01%
IAC/InterActiveCorp (a)	84,111	16,535	Zebra Technologies Corp (a)	4,357	725
Match Group Inc (a)	6,414	332
Netflix Inc (a)	151,754	45,796

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas - 0.06%			REITs (continued)
Anadarko Petroleum Corp	15,942	$848	Public Storage	13,321	$2,737
Antero Resources Corp (a)	9,381	149	SBA Communications Corp (a)	765,505	124,142
Apache Corp	2,028	77	Simon Property Group Inc	24,128	4,428
Cabot Oil & Gas Corp	24,415	591	Taubman Centers Inc	4,418	243
Cimarex Energy Co	903	72			$142,825
Concho Resources Inc (a)	1,388	193	Retail - 5.41%
Continental Resources Inc/OK (a)	3,088	163	Advance Auto Parts Inc	2,100	335
Diamondback Energy Inc	1,906	214	AutoZone Inc (a)	1,840	1,350
EOG Resources Inc	6,398	674	Best Buy Co Inc	5,691	399
Kosmos Energy Ltd (a)	3,503	23	Burlington Stores Inc (a)	5,304	910
Newfield Exploration Co (a)	5,544	112	CarMax Inc (a)	8,295	563
Parsley Energy Inc (a)	13,350	312	Costco Wholesale Corp	546,837	125,024
Pioneer Natural Resources Co	7,957	1,172	Darden Restaurants Inc	5,159	550
		$4,600	Dollar General Corp	585,004	65,158
Oil & Gas Services - 0.02%			Dollar Tree Inc (a)	3,865	326
Halliburton Co	48,121	1,669	Domino's Pizza Inc	3,249	873
RPC Inc	1,604	24	Dunkin' Brands Group Inc	6,548	475
		$1,693	Gap Inc/The	3,932	107
Packaging & Containers - 0.02%			Home Depot Inc/The	113,830	20,020
Berry Global Group Inc (a)	5,360	234	L Brands Inc	5,399	175
Crown Holdings Inc (a)	9,780	414	Lowe's Cos Inc	45,505	4,333
Graphic Packaging Holding Co	4,859	53	Lululemon Athletica Inc (a)	7,438	1,047
Packaging Corp of America	7,162	657	McDonald's Corp	133,461	23,610
Silgan Holdings Inc	2,781	67	Michaels Cos Inc/The (a)	5,256	83
		$1,425	MSC Industrial Direct Co Inc	2,480	201
Pharmaceuticals - 4.29%			Nordstrom Inc	10,006	658
AbbVie Inc	118,334	9,212	Nu Skin Enterprises Inc	2,248	158
Agios Pharmaceuticals Inc (a)	3,522	222	O'Reilly Automotive Inc (a)	4,421	1,418
Alkermes PLC (a)	11,444	467	Restaurant Brands International Inc	426,935	23,383
AmerisourceBergen Corp	12,921	1,137	Ross Stores Inc	522,700	51,747
Bristol-Myers Squibb Co	47,975	2,425	Starbucks Corp	74,075	4,316
DexCom Inc (a)	885,189	117,527	Tapestry Inc	5,458	231
Eli Lilly & Co	353,693	38,354	Tiffany & Co	2,139	238
Express Scripts Holding Co (a)	14,302	1,387	TJX Cos Inc/The	1,051,044	115,489
Herbalife Nutrition Ltd (a)	2,852	152	Tractor Supply Co	9,906	910
Jazz Pharmaceuticals PLC (a)	4,396	698	Ulta Beauty Inc (a)	4,434	1,217
Johnson & Johnson	42,709	5,979	Urban Outfitters Inc (a)	7,123	281
McKesson Corp	1,400	175	Wendy's Co/The	17,238	297
Merck & Co Inc	9,945	732	Williams-Sonoma Inc	2,546	151
Nektar Therapeutics (a)	12,890	499	Yum China Holdings Inc	4,119	149
Neurocrine Biosciences Inc (a)	6,626	710	Yum! Brands Inc	5,208	471
PRA Health Sciences Inc (a)	4,991	484			$446,653
Premier Inc (a)	3,090	139	Semiconductors - 1.89%
Sarepta Therapeutics Inc (a)	4,601	615	Advanced Micro Devices Inc (a)	49,996	910
TESARO Inc (a)	2,951	85	Analog Devices Inc	20,749	1,737
Zoetis Inc	1,922,464	173,310	Applied Materials Inc	57,883	1,903
		$354,309	ASML Holding NV - NY Reg Shares	78,787	13,580
Pipelines - 0.02%			Broadcom Inc	14,238	3,182
Cheniere Energy Inc (a)	10,812	653	Cypress Semiconductor Corp	21,958	284
ONEOK Inc	15,338	1,006	KLA-Tencor Corp	12,339	1,130
		$1,659	Lam Research Corp	12,604	1,786
Real Estate - 0.01%			Marvell Technology Group Ltd	14,426	237
CBRE Group Inc (a)	11,404	459	Maxim Integrated Products Inc	366,471	18,330
Howard Hughes Corp/The (a)	1,199	134	Microchip Technology Inc	17,445	1,148
		$593	Micron Technology Inc (a)	103,092	3,889
			MKS Instruments Inc	4,603	339
REITs - 1.73%			Monolithic Power Systems Inc	3,425	405
Alexandria Real Estate Equities Inc	620	76	NVIDIA Corp	158,451	33,406
American Tower Corp	34,709	5,408	NXP Semiconductors NV	828,497	62,129
CoreSite Realty Corp	2,708	254	ON Semiconductor Corp (a)	34,790	591
Crown Castle International Corp	17,207	1,871	Skyworks Solutions Inc	10,303	894
Equinix Inc	4,368	1,654	Teradyne Inc	4,029	139
Equity LifeStyle Properties Inc	6,305	597	Texas Instruments Inc	87,868	8,157
Extra Space Storage Inc	7,881	710	Xilinx Inc	19,902	1,699
Gaming and Leisure Properties Inc	5,438	183			$155,875
Hudson Pacific Properties Inc	1,568	47
Lamar Advertising Co	5,643	414	Shipbuilding - 0.01%
Life Storage Inc	210	20	Huntington Ingalls Industries Inc	3,068	670
Omega Healthcare Investors Inc	1,223	41

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)		Shares Held Value (000’s)
Software - 15.65%			Water - 0.20%
Activision Blizzard Inc	331,620	$22,899	American Water Works Co Inc		183,073	$16,208
Adobe Inc (a)	504,325	123,943	TOTAL COMMON STOCKS			$8,090,126
Akamai Technologies Inc (a)	13,203	954	INVESTMENT COMPANIES - 1.87%		Shares Held Value (000's)
ANSYS Inc (a)	6,660	996	Money Market Funds - 1.87%
Aspen Technology Inc (a)	6,267	532	Principal Government Money Market Fund		154,115,309	154,115
athenahealth Inc (a)	3,456	441	2.05%(e),(f)
Atlassian Corp PLC (a)	7,743	588	TOTAL INVESTMENT COMPANIES			$154,115
Autodesk Inc (a)	729,003	94,224	CONVERTIBLE PREFERRED STOCKS
Black Knight Inc (a)	12,536	611	- 0.40%		Shares Held Value (000's)
Broadridge Financial Solutions Inc	9,875	1,155	Internet - 0.40%
Cadence Design Systems Inc (a)	23,369	1,041	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		121,527	$14,269
CDK Global Inc	11,695	669	Airbnb Inc - Series E 0.00% (a),(b),(c),(d)		29,361	3,447
Cerner Corp (a)	11,520	660	Uber Technologies Inc – Series Seed 0.00%		1,434	70
Citrix Systems Inc	11,356	1,164	(a),(b),(c),(d)
Dun & Bradstreet Corp/The	1,718	244	Uber Technologies Inc – Series G	0.00%	98,844	4,821
Electronic Arts Inc (a)	1,102,067	100,266	(a),(b),(c),(d)
Fair Isaac Corp (a)	2,711	522	Uber Technologies Inc – Series C-2	0.00%	322	16
Fidelity National Information Services Inc	154,514	16,085	(a),(b),(c),(d)
First Data Corp (a)	46,003	862	Uber Technologies Inc – Series B	0.00%	1,502	73
Fiserv Inc (a)	75,844	6,014	(a),(b),(c),(d)
Intuit Inc	1,054,850	222,574	Uber Technologies Inc – Series C-3 0.00%		4	—
Jack Henry & Associates Inc	6,517	976	(a),(b),(c),(d)
Manhattan Associates Inc (a)	6,830	326	Uber Technologies Inc – Series A	0.00%	560	27
Microsoft Corp	2,803,505	299,442	(a),(b),(c),(d)
MSCI Inc	6,674	1,004	Uber Technologies Inc – Series G-1	0.00%	862	42
Oracle Corp	15,365	750	(a),(b),(c),(d)
Paychex Inc	25,499	1,670	Uber Technologies Inc – Series C-1	0.00%	397	19
Paycom Software Inc (a)	4,174	523	(a),(b),(c),(d)
Pegasystems Inc	3,569	191	Uber Technologies Inc – Series E	0.00%	209,464	10,216
PTC Inc (a)	9,444	778	(a),(b),(c),(d)
RealPage Inc (a)	6,250	331	Uber Technologies Inc – Series D	0.00%	357	18
Red Hat Inc (a)	444,287	76,258	(a),(b),(c),(d)
salesforce.com Inc (a)	1,314,377	180,385				$33,018
ServiceNow Inc (a)	141,297	25,581	TOTAL CONVERTIBLE PREFERRED STOCKS			$33,018
Splunk Inc (a)	199,220	19,890	PREFERRED STOCKS - 0.07%		Shares Held Value (000's)
SS&C Technologies Holdings Inc	15,869	812	Software - 0.07%
Synopsys Inc (a)	2,044	183	Magic Leap Inc – Series C 0.00% (a),(b),(c),(d)		168,788	4,557
Take-Two Interactive Software Inc (a)	5,479	706	Magic Leap Inc – Series D 0.00% (a),(c),(d)		48,744	1,316
Tyler Technologies Inc (a)	3,132	663				$5,873
Ultimate Software Group Inc/The (a)	2,505	668	TOTAL PREFERRED STOCKS			$5,873
Veeva Systems Inc (a)	9,612	878	Total Investments			$8,283,132
VMware Inc (a)	404,083	57,133	Other Assets and Liabilities - (0.35)%			(28,611)
Workday Inc (a)	198,375	26,388	TOTAL NET ASSETS - 100.00%			$8,254,521
		$1,291,980
Telecommunications - 0.04%
Arista Networks Inc (a)	4,502	1,037	(a)	Non-income producing security
LogMeIn Inc	3,542	305	(b)	The value of these investments was determined using significant unobservable
Motorola Solutions Inc	1,892	232	inputs.
T-Mobile US Inc (a)	14,937	1,024	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Ubiquiti Networks Inc	2,239	208	information.
Zayo Group Holdings Inc (a)	14,792	442	(d)	Fair value of these investments is determined in good faith by the Manager
		$3,248	under procedures established and periodically reviewed by the Board of
Toys, Games & Hobbies - 0.01%			Directors. Certain inputs used in the valuation may be unobservable; however,
Hasbro Inc	7,056	647	each security is evaluated individually for purposes of ASC 820 which results
Transportation - 0.48%			in not all securities being identified as Level 3 of the fair value hierarchy.
CH Robinson Worldwide Inc	10,883	969	At the end of the period, the fair value of these securities totaled $39,083 or
CSX Corp	44,993	3,098	0.47% of net assets.
Expeditors International of Washington Inc	13,956	938	(e)	Affiliated Security. Security is either an affiliate (and registered under the
FedEx Corp	13,636	3,004	Investment Company Act of 1940) or an affiliate as defined by the Investment
Genesee & Wyoming Inc (a)	1,946	154	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
JB Hunt Transport Services Inc	6,988	773	voting shares of the security). Please see affiliated sub-schedule for
Kansas City Southern	166,636	16,990	transactional information.
Landstar System Inc	3,775	378	(f)	Current yield shown is as of period end.
Old Dominion Freight Line Inc	5,361	699
Schneider National Inc	2,637	58
Union Pacific Corp	60,219	8,805
United Parcel Service Inc	38,079	4,057
		$39,923

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2018

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.19%
Communications		21.15%
Technology		20.87%
Industrial		10.57%
Financial		8.51%
Consumer, Cyclical		8.10%
Investment Companies		1.87%
Basic Materials		1.51%
Utilities		0.48%
Energy		0.10%
Diversified		0.00%
Other Assets and Liabilities		(0.35)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017	Purchases	Sales	October 31, 2018
		Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%		$—	$1,872,689	$1,718,574		$154,115
		$—	$1,872,689	$1,718,574		$154,115

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.05%		$2,579 $	— $	—		$—
		$2,579 $	— $	—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value Percent of Net Assets
Airbnb Inc - Series D		04/16/2014	$	4,948	$14,269	0.17%
Airbnb Inc - Series E		07/14/2015		2,733	3,447	0.04%
Magic Leap Inc – Series D		10/12/2017		1,316	1,316	0.02%
Magic Leap Inc – Series C		01/20/2016		3,888	4,557	0.06%
Uber Technologies Inc – Class A		01/16/2018		129	192	0.00%
Uber Technologies Inc - Series A		01/16/2018		18	27	0.00%
Uber Technologies Inc - Series B		01/16/2018		50	73	0.00%
Uber Technologies Inc - Series C-1		01/16/2018		13	19	0.00%
Uber Technologies Inc - Series C-2		01/16/2018		11	16	0.00%
Uber Technologies Inc - Series C-3		01/16/2018		—	—	0.00%
Uber Technologies Inc - Series D		01/16/2018		12	18	0.00%
Uber Technologies Inc - Series E	12/05/2014-1/16/2018			6,979	10,216	0.12%
Uber Technologies Inc - Series G		12/03/2015		4,821	4,821	0.06%
Uber Technologies Inc - Series G-1		01/16/2018		42	42	0.00%
Uber Technologies Inc - Series Seed		01/16/2018		47	70	0.00%
Total					$39,083	0.47%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018	Long		183	$24,807		$(697)
Total				$		(697)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2018

COMMON STOCKS - 97.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	90,503	$2,096	SVB Financial Group (a)	12,551	$2,977
Omnicom Group Inc	52,932	3,934	US Bancorp	361,237	18,882
		$6,030	Wells Fargo & Co	1,022,517	54,429
Aerospace & Defense - 2.47%			Zions Bancorp NA	45,862	2,158
Arconic Inc	101,398	2,062			$388,275
Boeing Co/The	126,040	44,727	Beverages - 1.78%
General Dynamics Corp	65,698	11,338	Brown-Forman Corp - B Shares	39,760	1,842
Harris Corp	27,721	4,122	Coca-Cola Co/The	902,940	43,233
L3 Technologies Inc	18,476	3,501	Constellation Brands Inc	39,598	7,889
Lockheed Martin Corp	58,445	17,174	Molson Coors Brewing Co	44,155	2,826
Northrop Grumman Corp	41,074	10,759	Monster Beverage Corp (a)	93,847	4,960
Raytheon Co	67,294	11,779	PepsiCo Inc	333,638	37,494
Rockwell Collins Inc	38,774	4,964			$98,244
TransDigm Group Inc (a)	11,422	3,772	Biotechnology - 2.03%
United Technologies Corp	177,417	22,037	Alexion Pharmaceuticals Inc (a)	52,572	5,892
		$136,235	Amgen Inc	152,693	29,438
Agriculture - 1.22%			Biogen Inc (a)	47,521	14,459
Altria Group Inc	444,713	28,924	Celgene Corp (a)	165,934	11,881
Archer-Daniels-Midland Co	132,042	6,239	Gilead Sciences Inc	305,807	20,850
Philip Morris International Inc	366,709	32,296	Illumina Inc (a)	34,676	10,789
		$67,459	Incyte Corp (a)	41,622	2,698
Airlines - 0.43%			Regeneron Pharmaceuticals Inc (a)	18,278	6,200
Alaska Air Group Inc	29,050	1,784	Vertex Pharmaceuticals Inc (a)	60,285	10,216
American Airlines Group Inc	96,687	3,392			$112,423
Delta Air Lines Inc	148,409	8,122	Building Materials - 0.30%
Southwest Airlines Co	121,661	5,974	Fortune Brands Home & Security Inc	33,599	1,506
United Continental Holdings Inc (a)	54,020	4,619	Johnson Controls International plc	218,190	6,975
		$23,891	Martin Marietta Materials Inc	14,863	2,546
Apparel - 0.69%			Masco Corp	72,537	2,176
Hanesbrands Inc	85,044	1,459	Vulcan Materials Co	31,202	3,156
Michael Kors Holdings Ltd (a)	35,225	1,952			$16,359
NIKE Inc	302,067	22,667	Chemicals - 1.73%
PVH Corp	18,098	2,186	Air Products & Chemicals Inc	51,725	7,984
Ralph Lauren Corp	13,035	1,690	Albemarle Corp	25,584	2,539
Under Armour Inc - Class A (a)	43,893	971	CF Industries Holdings Inc	55,076	2,645
Under Armour Inc - Class C (a)	45,002	892	DowDuPont Inc	544,313	29,349
VF Corp	76,692	6,356	Eastman Chemical Co	33,329	2,611
		$38,173	FMC Corp	31,758	2,480
Automobile Manufacturers - 0.45%			International Flavors & Fragrances Inc	23,859	3,452
Ford Motor Co	923,522	8,819	Linde PLC	129,607	21,446
General Motors Co	309,531	11,326	LyondellBasell Industries NV	75,312	6,723
PACCAR Inc	82,693	4,731	Mosaic Co/The	83,656	2,588
		$24,876	PPG Industries Inc	57,094	6,000
Automobile Parts & Equipment - 0.14%			Sherwin-Williams Co/The	19,384	7,627
Aptiv PLC	62,452	4,796			$95,444
BorgWarner Inc	49,272	1,942	Commercial Services - 1.94%
Goodyear Tire & Rubber Co/The	55,915	1,178	Automatic Data Processing Inc	103,344	14,890
		$7,916	Cintas Corp	20,306	3,693
Banks - 7.03%			Ecolab Inc	59,975	9,185
Bank of America Corp	2,191,297	60,261	Equifax Inc	28,404	2,881
Bank of New York Mellon Corp/The	217,019	10,271	FleetCor Technologies Inc (a)	20,852	4,171
BB&T Corp	182,695	8,981	Gartner Inc (a)	21,418	3,160
Capital One Financial Corp	112,862	10,079	Global Payments Inc	37,317	4,263
Citigroup Inc	593,669	38,862	H&R Block Inc	48,485	1,287
Citizens Financial Group Inc	112,279	4,194	IHS Markit Ltd (a)	84,154	4,421
Comerica Inc	40,433	3,298	Moody's Corp	39,383	5,729
Fifth Third Bancorp	157,194	4,243	Nielsen Holdings PLC	84,034	2,183
Goldman Sachs Group Inc/The	82,829	18,667	PayPal Holdings Inc (a)	279,229	23,508
Huntington Bancshares Inc/OH	260,487	3,733	Quanta Services Inc (a)	35,124	1,096
JPMorgan Chase & Co	792,835	86,435	Robert Half International Inc	28,887	1,748
KeyCorp	248,178	4,507	Rollins Inc	23,142	1,370
M&T Bank Corp	33,921	5,611	S&P Global Inc	59,328	10,817
Morgan Stanley	312,816	14,283	Total System Services Inc	39,590	3,609
Northern Trust Corp	52,672	4,955	United Rentals Inc (a)	19,522	2,344
PNC Financial Services Group Inc/The	109,530	14,073	Verisk Analytics Inc (a)	38,854	4,656
Regions Financial Corp	260,075	4,413	Western Union Co/The	105,509	1,903
State Street Corp	89,503	6,153			$106,914
SunTrust Banks Inc	108,688	6,810

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.92%			Electric (continued)
Accenture PLC - Class A	151,152	$23,824	NextEra Energy Inc	111,251	$19,191
Apple Inc	1,082,412	236,897	NRG Energy Inc	71,579	2,590
Cognizant Technology Solutions Corp	136,878	9,449	PG&E Corp (a)	121,997	5,711
DXC Technology Co	66,328	4,831	Pinnacle West Capital Corp	26,415	2,173
Fortinet Inc (a)	33,884	2,785	PPL Corp	165,030	5,017
Hewlett Packard Enterprise Co	347,164	5,294	Public Service Enterprise Group Inc	119,206	6,369
HP Inc	373,294	9,011	SCANA Corp	33,646	1,348
International Business Machines Corp	215,322	24,855	Sempra Energy	64,509	7,104
NetApp Inc	61,164	4,801	Southern Co/The	239,236	10,773
Seagate Technology PLC	61,652	2,480	WEC Energy Group Inc	74,433	5,091
Western Digital Corp	68,734	2,960	Xcel Energy Inc	120,094	5,886
		$327,187			$161,375
Consumer Products - 0.33%			Electrical Components & Equipment - 0.25%
Avery Dennison Corp	20,623	1,871	AMETEK Inc	54,704	3,670
Church & Dwight Co Inc	57,893	3,437	Emerson Electric Co	148,254	10,063
Clorox Co/The	30,215	4,486			$13,733
Kimberly-Clark Corp	82,006	8,553	Electronics - 1.25%
		$18,347	Agilent Technologies Inc	75,197	4,872
Cosmetics & Personal Care - 1.32%			Allegion PLC	22,411	1,921
Colgate-Palmolive Co	204,701	12,190	Amphenol Corp	70,853	6,341
Coty Inc	106,271	1,121	Corning Inc	191,085	6,105
Estee Lauder Cos Inc/The	52,876	7,267	FLIR Systems Inc	32,560	1,508
Procter & Gamble Co/The	587,195	52,073	Fortive Corp	72,556	5,387
		$72,651	Garmin Ltd	28,503	1,886
Distribution & Wholesale - 0.20%			Honeywell International Inc	175,182	25,370
Copart Inc (a)	48,220	2,359	Mettler-Toledo International Inc (a)	5,948	3,253
Fastenal Co	67,692	3,480	PerkinElmer Inc	26,122	2,259
LKQ Corp (a)	75,036	2,046	Resideo Technologies Inc (a)	29,196	615
WW Grainger Inc	10,726	3,046	TE Connectivity Ltd	82,196	6,199
		$10,931	Waters Corp (a)	18,181	3,449
Diversified Financial Services - 3.76%					$69,165
Affiliated Managers Group Inc	12,605	1,433	Engineering & Construction - 0.06%
Alliance Data Systems Corp	11,147	2,298	Fluor Corp	33,172	1,455
American Express Co	166,563	17,111	Jacobs Engineering Group Inc	28,121	2,111
Ameriprise Financial Inc	33,467	4,258			$3,566
BlackRock Inc	28,987	11,926	Environmental Control - 0.26%
Cboe Global Markets Inc	26,380	2,977	Pentair PLC	38,070	1,528
Charles Schwab Corp/The	283,659	13,116	Republic Services Inc	51,425	3,738
CME Group Inc	80,344	14,722	Stericycle Inc (a)	20,261	1,012
Discover Financial Services	80,835	5,632	Waste Management Inc	93,046	8,325
E*TRADE Financial Corp	61,260	3,027			$14,603
Franklin Resources Inc	72,116	2,200	Food - 1.26%
Intercontinental Exchange Inc	135,275	10,422	Campbell Soup Co	45,391	1,698
Invesco Ltd	96,920	2,104	Conagra Brands Inc	110,565	3,936
Jefferies Financial Group Inc	68,413	1,469	General Mills Inc	140,590	6,158
Mastercard Inc	215,212	42,541	Hershey Co/The	32,972	3,533
Nasdaq Inc	27,166	2,356	Hormel Foods Corp	64,139	2,799
Raymond James Financial Inc	30,973	2,375	JM Smucker Co/The	26,830	2,906
Synchrony Financial	160,752	4,643	Kellogg Co	59,699	3,909
T Rowe Price Group Inc	57,368	5,564	Kraft Heinz Co/The	146,687	8,063
Visa Inc	419,115	57,775	Kroger Co/The	187,938	5,593
		$207,949	McCormick & Co Inc/MD	28,609	4,120
Electric - 2.92%			Mondelez International Inc	345,965	14,524
AES Corp/VA	156,092	2,276	Sysco Corp	112,806	8,046
Alliant Energy Corp	55,148	2,370	Tyson Foods Inc	69,810	4,183
Ameren Corp	57,569	3,718			$69,468
American Electric Power Co Inc	116,282	8,530	Forest Products & Paper - 0.08%
CenterPoint Energy Inc	116,007	3,133	International Paper Co	96,457	4,375
CMS Energy Corp	66,823	3,309	Gas - 0.04%
Consolidated Edison Inc	73,388	5,577	NiSource Inc	85,641	2,172
Dominion Energy Inc	154,223	11,015	Hand & Machine Tools - 0.11%
DTE Energy Co	42,879	4,820	Snap-on Inc	13,304	2,048
Duke Energy Corp	168,044	13,885	Stanley Black & Decker Inc	36,097	4,206
Edison International	76,858	5,333			$6,254
Entergy Corp	42,663	3,582
Evergy Inc	64,092	3,589	Healthcare - Products - 3.52%
Eversource Energy	74,754	4,729	Abbott Laboratories	413,843	28,530
Exelon Corp	227,859	9,982	ABIOMED Inc (a)	10,585	3,612
FirstEnergy Corp	114,653	4,274	Align Technology Inc (a)	17,240	3,814

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 8.57%
Baxter International Inc	117,211	$7,327	Alphabet Inc - A Shares (a)	70,513	$76,900
Becton Dickinson and Co	63,117	14,548	Alphabet Inc - C Shares (a)	72,631	78,207
Boston Scientific Corp (a)	326,233	11,790	Amazon.com Inc (a)	96,648	154,445
Cooper Cos Inc/The	11,591	2,994	Booking Holdings Inc (a)	11,199	20,993
Danaher Corp	145,263	14,439	eBay Inc (a)	219,430	6,370
DENTSPLY SIRONA Inc	52,453	1,816	Expedia Group Inc	28,047	3,518
Edwards Lifesciences Corp (a)	49,394	7,291	F5 Networks Inc (a)	14,347	2,515
Henry Schein Inc (a)	36,120	2,998	Facebook Inc (a)	568,915	86,356
Hologic Inc (a)	64,194	2,503	Netflix Inc (a)	102,724	31,000
IDEXX Laboratories Inc (a)	20,425	4,333	Symantec Corp	146,622	2,661
Intuitive Surgical Inc (a)	26,832	13,984	TripAdvisor Inc (a)	24,134	1,258
Medtronic PLC	318,586	28,615	Twitter Inc (a)	169,839	5,902
ResMed Inc	33,672	3,567	VeriSign Inc (a)	25,307	3,607
Stryker Corp	73,227	11,879			$473,732
Thermo Fisher Scientific Inc	95,018	22,201	Iron & Steel - 0.08%
Varian Medical Systems Inc (a)	21,595	2,578	Nucor Corp	74,627	4,412
Zimmer Biomet Holdings Inc	48,001	5,452	Leisure Products & Services - 0.24%
		$194,271	Carnival Corp	95,131	5,331
Healthcare - Services - 2.69%			Harley-Davidson Inc	39,291	1,502
Aetna Inc	77,161	15,309	Norwegian Cruise Line Holdings Ltd (a)	48,068	2,118
Anthem Inc	61,322	16,899	Royal Caribbean Cruises Ltd	40,423	4,234
Centene Corp (a)	48,420	6,310			$13,185
Cigna Corp	57,408	12,274	Lodging - 0.33%
DaVita Inc (a)	29,924	2,015	Hilton Worldwide Holdings Inc	70,341	5,006
HCA Healthcare Inc	63,674	8,502	Marriott International Inc/MD	67,941	7,942
Humana Inc	32,497	10,412	MGM Resorts International	120,547	3,216
IQVIA Holdings Inc (a)	38,231	4,700	Wynn Resorts Ltd	23,066	2,320
Laboratory Corp of America Holdings (a)	24,037	3,859			$18,484
Quest Diagnostics Inc	32,240	3,034	Machinery - Construction & Mining - 0.31%
UnitedHealth Group Inc	227,046	59,339	Caterpillar Inc	140,203	17,009
Universal Health Services Inc	20,310	2,469
WellCare Health Plans Inc (a)	11,787	3,253	Machinery - Diversified - 0.61%
		$148,375	Cummins Inc	35,445	4,845
			Deere & Co	75,884	10,278
Home Builders - 0.13%			Dover Corp	34,844	2,886
DR Horton Inc	80,946	2,911	Flowserve Corp	30,869	1,417
Lennar Corp - A Shares	68,818	2,958	Rockwell Automation Inc	29,056	4,786
PulteGroup Inc	61,666	1,515	Roper Technologies Inc	24,378	6,897
		$7,384	Xylem Inc/NY	42,372	2,779
Home Furnishings - 0.05%					$33,888
Leggett & Platt Inc	30,708	1,115	Media - 2.27%
Whirlpool Corp	15,230	1,672	CBS Corp	79,860	4,580
		$2,787	Charter Communications Inc (a)	42,118	13,493
Housewares - 0.03%			Comcast Corp - Class A	1,078,652	41,140
Newell Brands Inc	102,548	1,628	Discovery Inc - A Shares (a)	36,859	1,194
Insurance - 3.92%			Discovery Inc - C Shares (a)	84,847	2,487
Aflac Inc	181,127	7,801	DISH Network Corp (a)	54,040	1,661
Allstate Corp/The	81,678	7,818	News Corp - A Shares	90,442	1,193
American International Group Inc	209,587	8,654	News Corp - B Shares	29,199	390
Aon PLC	57,242	8,940	Twenty-First Century Fox Inc - A Shares	248,652	11,319
Arthur J Gallagher & Co	43,077	3,188	Twenty-First Century Fox Inc - B Shares	114,907	5,191
Assurant Inc	12,451	1,210	Viacom Inc - B Shares	83,376	2,666
Berkshire Hathaway Inc - Class B (a)	459,869	94,402	Walt Disney Co/The	350,841	40,287
Brighthouse Financial Inc (a)	28,257	1,120			$125,601
Chubb Ltd	109,284	13,651	Mining - 0.14%
Cincinnati Financial Corp	35,684	2,806	Freeport-McMoRan Inc	341,820	3,982
Everest Re Group Ltd	9,637	2,099	Newmont Mining Corp	125,830	3,891
Hartford Financial Services Group Inc/The	84,551	3,840			$7,873
Lincoln National Corp	51,116	3,077	Miscellaneous Manufacturers - 1.42%
Loews Corp	65,596	3,054	3M Co	138,383	26,329
Marsh & McLennan Cos Inc	119,126	10,096	AO Smith Corp	34,099	1,552
MetLife Inc	234,685	9,667	Eaton Corp PLC	102,217	7,326
Progressive Corp/The	137,552	9,587	General Electric Co	2,050,229	20,707
Prudential Financial Inc	98,372	9,225	Illinois Tool Works Inc	72,780	9,285
Torchmark Corp	24,460	2,071	Ingersoll-Rand PLC	57,871	5,552
Travelers Cos Inc/The	63,148	7,902	Parker-Hannifin Corp	31,223	4,734
Unum Group	51,596	1,871	Textron Inc	58,602	3,143
Willis Towers Watson PLC	30,851	4,417			$78,628
		$216,496

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.03%			REITs (continued)
Xerox Corp	52,355	$1,459	Boston Properties Inc	36,427	$4,399
Oil & Gas - 4.60%			Crown Castle International Corp	97,860	10,641
Anadarko Petroleum Corp	120,801	6,427	Digital Realty Trust Inc	48,618	5,020
Apache Corp	90,229	3,413	Duke Realty Corp	84,281	2,324
Cabot Oil & Gas Corp	104,077	2,522	Equinix Inc	18,754	7,103
Chevron Corp	452,019	50,468	Equity Residential	86,877	5,644
Cimarex Energy Co	22,494	1,788	Essex Property Trust Inc	15,579	3,907
Concho Resources Inc (a)	47,241	6,571	Extra Space Storage Inc	29,841	2,688
ConocoPhillips	274,141	19,162	Federal Realty Investment Trust	17,335	2,150
Devon Energy Corp	120,028	3,889	HCP Inc	110,834	3,053
EOG Resources Inc	136,634	14,393	Host Hotels & Resorts Inc	174,962	3,344
EQT Corp	62,278	2,115	Iron Mountain Inc	67,503	2,066
Exxon Mobil Corp	998,756	79,581	Kimco Realty Corp	99,407	1,599
Helmerich & Payne Inc	25,700	1,601	Macerich Co/The	24,958	1,288
Hess Corp	59,387	3,409	Mid-America Apartment Communities Inc	26,847	2,623
HollyFrontier Corp	38,236	2,579	Prologis Inc	148,503	9,574
Marathon Oil Corp	201,494	3,826	Public Storage	35,348	7,263
Marathon Petroleum Corp	158,039	11,134	Realty Income Corp	68,422	4,124
Newfield Exploration Co (a)	47,147	952	Regency Centers Corp	39,970	2,533
Noble Energy Inc	113,968	2,832	SBA Communications Corp (a)	27,090	4,393
Occidental Petroleum Corp	180,397	12,099	Simon Property Group Inc	72,941	13,386
Phillips 66	100,757	10,360	SL Green Realty Corp	20,422	1,864
Pioneer Natural Resources Co	40,196	5,920	UDR Inc	63,143	2,475
Valero Energy Corp	100,824	9,184	Ventas Inc	84,085	4,880
		$254,225	Vornado Realty Trust	40,838	2,780
Oil & Gas Services - 0.59%			Welltower Inc	87,760	5,798
Baker Hughes a GE Co	98,233	2,622	Weyerhaeuser Co	178,737	4,760
Halliburton Co	207,569	7,198			$148,247
National Oilwell Varco Inc	90,261	3,322	Retail - 5.38%
Schlumberger Ltd	326,514	16,753	Advance Auto Parts Inc	17,474	2,792
TechnipFMC PLC	100,785	2,651	AutoZone Inc (a)	6,237	4,575
		$32,546	Best Buy Co Inc	57,341	4,023
Packaging & Containers - 0.17%			CarMax Inc (a)	41,654	2,829
Ball Corp	81,131	3,635	Chipotle Mexican Grill Inc (a)	5,771	2,657
Packaging Corp of America	22,292	2,047	Costco Wholesale Corp	103,450	23,652
Sealed Air Corp	37,466	1,212	Darden Restaurants Inc	29,268	3,118
WestRock Co	60,184	2,586	Dollar General Corp	62,639	6,977
		$9,480	Dollar Tree Inc (a)	56,118	4,731
Pharmaceuticals - 6.13%			Foot Locker Inc	27,581	1,300
AbbVie Inc	357,217	27,809	Gap Inc/The	51,187	1,397
Allergan PLC	75,272	11,894	Genuine Parts Co	34,618	3,390
AmerisourceBergen Corp	37,770	3,324	Home Depot Inc/The	269,902	47,470
Bristol-Myers Squibb Co	384,960	19,456	Kohl's Corp	39,329	2,978
Cardinal Health Inc	72,856	3,686	L Brands Inc	53,859	1,746
CVS Health Corp	240,162	17,385	Lowe's Cos Inc	191,317	18,217
Eli Lilly & Co	225,485	24,451	Macy's Inc	72,416	2,483
Express Scripts Holding Co (a)	132,629	12,861	McDonald's Corp	183,013	32,375
Johnson & Johnson	632,863	88,594	Nordstrom Inc	27,042	1,779
McKesson Corp	47,128	5,880	O'Reilly Automotive Inc (a)	19,005	6,096
Merck & Co Inc	627,383	46,182	Ross Stores Inc	88,828	8,794
Mylan NV (a)	121,622	3,801	Starbucks Corp	318,256	18,545
Nektar Therapeutics (a)	40,686	1,574	Tapestry Inc	67,949	2,875
Perrigo Co PLC	29,698	2,088	Target Corp	124,167	10,384
Pfizer Inc	1,382,873	59,546	Tiffany & Co	25,701	2,860
Zoetis Inc	113,662	10,247	TJX Cos Inc/The	147,926	16,254
		$338,778	Tractor Supply Co	28,733	2,640
			Ulta Beauty Inc (a)	13,396	3,677
Pipelines - 0.38%			Walgreens Boots Alliance Inc	198,995	15,874
Kinder Morgan Inc/DE	447,709	7,620	Walmart Inc	338,538	33,949
ONEOK Inc	97,013	6,364	Yum! Brands Inc	74,866	6,769
Williams Cos Inc/The	285,291	6,941			$297,206
		$20,925	Savings & Loans - 0.02%
Real Estate - 0.05%			People's United Financial Inc	82,292	1,289
CBRE Group Inc (a)	74,548	3,003	Semiconductors - 3.61%
REITs - 2.68%			Advanced Micro Devices Inc (a)	202,377	3,685
Alexandria Real Estate Equities Inc	24,947	3,049	Analog Devices Inc	87,677	7,340
American Tower Corp	103,992	16,203	Applied Materials Inc	231,890	7,625
Apartment Investment & Management Co	37,120	1,598	Broadcom Inc	101,832	22,759
AvalonBay Communities Inc	32,605	5,718	Intel Corp	1,087,739	50,993

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.38%	Shares Held Value (000's)
Semiconductors (continued)			Exchange Traded Funds - 0.42%
IPG Photonics Corp (a)	8,499	$1,135	iShares Core S&P 500 ETF	84,000	$22,911
KLA-Tencor Corp	36,830	3,371	Money Market Funds - 1.96%
Lam Research Corp	37,174	5,269	Principal Government Money Market Fund	108,296,260	108,296
Microchip Technology Inc	55,568	3,655	2.05%(b),(c)
Micron Technology Inc (a)	273,600	10,320	TOTAL INVESTMENT COMPANIES		$131,207
NVIDIA Corp	143,426	30,239	Total Investments	$5,537,073
Qorvo Inc (a)	29,640	2,179	Other Assets and Liabilities - (0.20)%		(10,791)
QUALCOMM Inc	331,774	20,865	TOTAL NET ASSETS - 100.00%		$5,526,282
Skyworks Solutions Inc	42,224	3,663
Texas Instruments Inc	229,342	21,290
Xilinx Inc	59,662	5,093	(a) Non-income producing security
		$199,481	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Shipbuilding - 0.04%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Huntington Ingalls Industries Inc	10,219	2,233	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
			voting shares of the security). Please see affiliated sub-schedule for
Software - 6.83%			transactional information.
Activision Blizzard Inc	179,852	12,419	(c) Current yield shown is as of period end.
Adobe Inc (a)	115,512	28,388
Akamai Technologies Inc (a)	39,987	2,889
ANSYS Inc (a)	19,885	2,974	Portfolio Summary (unaudited)
Autodesk Inc (a)	51,571	6,666	Sector		Percent
Broadridge Financial Solutions Inc	27,443	3,209	Consumer, Non-cyclical		22.22%
CA Inc	73,986	3,282	Financial		17.46%
Cadence Design Systems Inc (a)	66,714	2,973	Technology		16.39%
Cerner Corp (a)	77,613	4,446	Communications		14.06%
Citrix Systems Inc	30,401	3,115	Industrial		8.89%
Electronic Arts Inc (a)	71,907	6,542	Consumer, Cyclical		8.17%
Fidelity National Information Services Inc	77,570	8,075	Energy		5.57%
Fiserv Inc (a)	95,524	7,575	Utilities		3.03%
Intuit Inc	61,020	12,875	Investment Companies		2.38%
Microsoft Corp	1,808,934	193,212	Basic Materials		2.03%
MSCI Inc	20,955	3,151	Other Assets and Liabilities		(0.20)%
Oracle Corp	666,803	32,567	TOTAL NET ASSETS		100.00%
Paychex Inc	75,517	4,946
Red Hat Inc (a)	41,842	7,182
salesforce.com Inc (a)	178,505	24,498
Synopsys Inc (a)	35,051	3,138
Take-Two Interactive Software Inc (a)	26,850	3,460
		$377,582
Telecommunications - 3.11%
Arista Networks Inc (a)	12,178	2,805
AT&T Inc	1,713,109	52,558
CenturyLink Inc	224,228	4,628
Cisco Systems Inc	1,078,381	49,336
Juniper Networks Inc	81,340	2,381
Motorola Solutions Inc	38,279	4,692
Verizon Communications Inc	974,725	55,647
		$172,047
Textiles - 0.03%
Mohawk Industries Inc (a)	14,958	1,866
Toys, Games & Hobbies - 0.07%
Hasbro Inc	27,549	2,526
Mattel Inc (a)	81,187	1,103
		$3,629
Transportation - 1.64%
CH Robinson Worldwide Inc	32,687	2,910
CSX Corp	192,466	13,253
Expeditors International of Washington Inc	41,125	2,763
FedEx Corp	57,391	12,646
JB Hunt Transport Services Inc	20,634	2,282
Kansas City Southern	24,101	2,457
Norfolk Southern Corp	66,060	11,087
Union Pacific Corp	174,447	25,508
United Parcel Service Inc	163,571	17,427
		$90,333
Water - 0.07%
American Water Works Co Inc	42,578	3,769
TOTAL COMMON STOCKS		$5,405,866

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$889,681	$781,385		$108,296
	$—		$889,681	$781,385		$108,296

		Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$1,205	$—		$—		$—
	$1,205	$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018	Long	747	$101,260			$(3,953)
Total						$(3,953)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

October 31, 2018

COMMON STOCKS - 96.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.04%			Banks (continued)
Interpublic Group of Cos Inc/The	8,751	$202	First Hawaiian Inc	2,908	$72
Omnicom Group Inc	8,030	597	First Horizon National Corp	8,169	132
		$799	FNB Corp/PA	8,977	106
Aerospace & Defense - 4.05%			Goldman Sachs Group Inc/The	9,228	2,080
Arconic Inc	10,179	207	Huntington Bancshares Inc/OH	41,014	588
Boeing Co/The	50,430	17,895	JPMorgan Chase & Co	592,537	64,599
Curtiss-Wright Corp	1,104	121	KeyCorp	36,263	659
General Dynamics Corp	146,918	25,355	M&T Bank Corp	2,564	424
L3 Technologies Inc	1,384	262	Morgan Stanley	318,421	14,540
Lockheed Martin Corp	760	223	Northern Trust Corp	5,578	525
Northrop Grumman Corp	56,912	14,908	PacWest Bancorp	3,257	132
Rockwell Collins Inc	2,498	320	PNC Financial Services Group Inc/The	12,573	1,616
Teledyne Technologies Inc (a)	917	203	Popular Inc	2,795	145
United Technologies Corp	200,762	24,937	Prosperity Bancshares Inc	1,695	110
		$84,431	Regions Financial Corp	38,270	649
Agriculture - 2.00%			State Street Corp	124,386	8,551
Altria Group Inc	291,289	18,946	SunTrust Banks Inc	14,496	908
Archer-Daniels-Midland Co	17,656	834	SVB Financial Group (a)	342	81
Bunge Ltd	3,334	206	Synovus Financial Corp	2,959	111
Philip Morris International Inc	246,779	21,734	TCF Financial Corp	4,833	101
		$41,720	Texas Capital Bancshares Inc (a)	545	36
Airlines - 0.07%			Umpqua Holdings Corp	6,165	118
Alaska Air Group Inc	2,902	178	US Bancorp	726,393	37,968
Copa Holdings SA	876	64	Webster Financial Corp	2,360	139
Delta Air Lines Inc	8,477	464	Wells Fargo & Co	965,999	51,420
JetBlue Airways Corp (a)	7,553	126	Western Alliance Bancorp (a)	306,189	14,770
Southwest Airlines Co	5,124	252	Wintrust Financial Corp	1,555	118
United Continental Holdings Inc (a)	4,330	370	Zions Bancorp NA	4,860	229
		$1,454			$256,451
Apparel - 0.04%			Beverages - 0.94%
Columbia Sportswear Co	810	73	Coca-Cola Co/The	15,177	727
Michael Kors Holdings Ltd (a)	1,784	99	Molson Coors Brewing Co	4,213	270
PVH Corp	1,906	230	PepsiCo Inc	164,776	18,517
Ralph Lauren Corp	1,428	185			$19,514
Skechers U.S.A. Inc (a)	2,015	58	Biotechnology - 0.06%
VF Corp	2,936	243	Alexion Pharmaceuticals Inc (a)	847	95
		$888	Alnylam Pharmaceuticals Inc (a)	265	21
Automobile Manufacturers - 0.12%			Amgen Inc	890	172
Ford Motor Co	103,974	993	Biogen Inc (a)	246	75
General Motors Co	33,297	1,218	Bio-Rad Laboratories Inc (a)	559	152
PACCAR Inc	6,074	348	Bluebird Bio Inc (a)	393	45
		$2,559	Gilead Sciences Inc	7,691	524
			United Therapeutics Corp (a)	999	111
Automobile Parts & Equipment - 0.03%					$1,195
Adient PLC	2,615	80
Aptiv PLC	618	47	Building Materials - 1.11%
BorgWarner Inc	5,366	211	Eagle Materials Inc	279	21
Goodyear Tire & Rubber Co/The	6,327	133	Fortune Brands Home & Security Inc	2,140	96
Lear Corp	1,495	199	Johnson Controls International plc	715,501	22,875
Visteon Corp (a)	399	32	Lennox International Inc	129	27
		$702	Martin Marietta Materials Inc	157	27
			Masco Corp	2,684	80
Banks - 12.30%			USG Corp	2,051	86
Associated Banc-Corp	4,527	105	Vulcan Materials Co	217	22
Bank of America Corp	1,190,160	32,730			$23,234
Bank of New York Mellon Corp/The	315,468	14,931
Bank OZK	3,348	92	Chemicals - 3.58%
BankUnited Inc	3,090	102	Air Products & Chemicals Inc	185,954	28,702
BB&T Corp	22,423	1,102	Albemarle Corp	2,536	252
BOK Financial Corp	738	63	Axalta Coating Systems Ltd (a)	3,278	81
Capital One Financial Corp	12,761	1,140	Cabot Corp	1,609	78
CIT Group Inc	3,092	146	Celanese Corp	1,287	125
Citigroup Inc	44,590	2,919	CF Industries Holdings Inc	5,535	266
Citizens Financial Group Inc	17,410	650	DowDuPont Inc	448,702	24,194
Comerica Inc	4,015	327	Eastman Chemical Co	3,437	269
Commerce Bancshares Inc/MO	2,512	160	Huntsman Corp	5,625	123
Cullen/Frost Bankers Inc	1,510	148	International Flavors & Fragrances Inc	1,262	183
East West Bancorp Inc	3,423	180	Linde PLC	1,145	189
Fifth Third Bancorp	23,312	629	LyondellBasell Industries NV	5,003	447
First Citizens BancShares Inc/NC	234	100	Mosaic Co/The	8,304	257
			NewMarket Corp	40	15

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Diversified Financial Services (continued)
Olin Corp	4,397	$89	E*TRADE Financial Corp	5,057	$250
PPG Industries Inc	6,226	654	Franklin Resources Inc	7,587	231
RPM International Inc	2,634	161	Interactive Brokers Group Inc - A Shares	463	23
Sherwin-Williams Co/The	46,465	18,283	Intercontinental Exchange Inc	245,003	18,875
Univar Inc (a)	2,518	62	Invesco Ltd	10,112	220
Valvoline Inc	4,922	98	Jefferies Financial Group Inc	7,808	168
Westlake Chemical Corp	231	16	Lazard Ltd	642	26
		$74,544	Legg Mason Inc	2,425	68
Commercial Services - 0.61%			Nasdaq Inc	2,789	242
AMERCO	190	62	Navient Corp	7,890	91
Aramark	5,944	214	OneMain Holdings Inc (a)	2,382	68
Booz Allen Hamilton Holding Corp	196,477	9,733	Raymond James Financial Inc	2,341	180
CoreLogic Inc/United States (a)	937	38	Santander Consumer USA Holdings Inc	3,558	67
Ecolab Inc	3,726	571	SLM Corp (a)	11,346	115
Equifax Inc	2,161	219	Synchrony Financial	18,796	543
Euronet Worldwide Inc (a)	661	73	T Rowe Price Group Inc	2,333	226
Graham Holdings Co	128	74			$47,345
H&R Block Inc	4,633	123	Electric - 4.86%
IHS Markit Ltd (a)	10,732	564	AES Corp/VA	17,239	251
Macquarie Infrastructure Corp	2,088	77	Ameren Corp	7,877	509
ManpowerGroup Inc	1,586	121	American Electric Power Co Inc	13,288	975
Quanta Services Inc (a)	2,757	86	Avangrid Inc	1,509	71
Sabre Corp	1,615	40	CenterPoint Energy Inc	12,358	334
Service Corp International/US	2,459	102	CMS Energy Corp	385,598	19,095
Western Union Co/The	8,138	147	Consolidated Edison Inc	5,510	419
Worldpay Inc (a)	4,824	443	Dominion Energy Inc	233,611	16,685
		$12,687	DTE Energy Co	5,535	622
Computers - 1.14%			Duke Energy Corp	12,625	1,043
Amdocs Ltd	3,503	222	Edison International	9,301	645
Apple Inc	89,410	19,568	Entergy Corp	4,528	380
Cognizant Technology Solutions Corp	1,015	70	Evergy Inc	6,689	375
Conduent Inc (a)	4,994	95	Eversource Energy	8,986	568
Dell Technologies Inc Class V (a)	4,657	421	Exelon Corp	323,961	14,193
DXC Technology Co	6,924	504	FirstEnergy Corp	15,422	575
Genpact Ltd	2,510	69	Hawaiian Electric Industries Inc	3,016	112
Hewlett Packard Enterprise Co	26,788	409	MDU Resources Group Inc	5,467	136
HP Inc	52,807	1,275	NextEra Energy Inc	115,314	19,891
International Business Machines Corp	6,243	721	NRG Energy Inc	7,787	282
Leidos Holdings Inc	3,474	225	OGE Energy Corp	5,273	191
Teradata Corp (a)	1,052	38	PG&E Corp (a)	14,866	696
Western Digital Corp	5,301	228	Pinnacle West Capital Corp	2,786	229
		$23,845	PPL Corp	12,393	377
Consumer Products - 0.01%			Public Service Enterprise Group Inc	14,054	751
Church & Dwight Co Inc	995	59	SCANA Corp	3,655	146
Clorox Co/The	297	44	Sempra Energy	4,843	533
Kimberly-Clark Corp	794	83	Southern Co/The	26,016	1,172
		$186	Vistra Energy Corp (a)	10,609	240
Cosmetics & Personal Care - 1.07%			WEC Energy Group Inc	280,979	19,219
Colgate-Palmolive Co	283,503	16,883	Xcel Energy Inc	14,304	701
Procter & Gamble Co/The	61,009	5,410			$101,416
		$22,293	Electrical Components & Equipment - 0.05%
Distribution & Wholesale - 0.01%			Acuity Brands Inc	997	125
HD Supply Holdings Inc (a)	3,404	128	AMETEK Inc	5,701	382
KAR Auction Services Inc	543	31	Emerson Electric Co	5,645	383
Watsco Inc	209	31	Energizer Holdings Inc	724	43
WESCO International Inc (a)	1,261	63	Hubbell Inc	526	54
		$253	Littelfuse Inc	139	25
					$1,012
Diversified Financial Services - 2.27%			Electronics - 1.39%
Affiliated Managers Group Inc	1,359	154
Air Lease Corp	2,418	92	ADT Inc	3,880	30
Ally Financial Inc	10,659	271	Agilent Technologies Inc	5,704	370
American Express Co	217,543	22,348	Allegion PLC	590	51
Ameriprise Financial Inc	4,393	559	Arrow Electronics Inc (a)	2,203	149
BGC Partners Inc	8,211	87	Avnet Inc	3,208	129
BlackRock Inc	2,179	896	Corning Inc	14,117	451
CME Group Inc	5,472	1,003	FLIR Systems Inc	3,272	151
Credit Acceptance Corp (a)	76	32	Fortive Corp	1,769	131
Discover Financial Services	7,320	510	Garmin Ltd	2,925	193
			Gentex Corp	2,792	59

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electronics (continued)			Hand & Machine Tools - 0.03%
Honeywell International Inc	179,602	$26,010	Regal Beloit Corp	1,192	$86
Jabil Inc	4,534	112	Snap-on Inc	1,419	218
Keysight Technologies Inc (a)	4,761	272	Stanley Black & Decker Inc	2,732	318
National Instruments Corp	744	36			$622
nVent Electric PLC	4,491	110	Healthcare - Products - 4.88%
PerkinElmer Inc	2,736	237	Abbott Laboratories	295,204	20,351
Resideo Technologies Inc (a)	1,197	25	Baxter International Inc	14,638	915
Sensata Technologies Holding PLC (a)	2,053	96	Becton Dickinson and Co	93,984	21,664
Trimble Inc (a)	6,250	234	Boston Scientific Corp (a)	5,608	203
Waters Corp (a)	196	37	Bruker Corp	1,943	61
		$28,883	Cooper Cos Inc/The	989	256
Engineering & Construction - 0.02%			Danaher Corp	17,423	1,732
AECOM (a)	3,876	113	Henry Schein Inc (a)	3,302	274
Fluor Corp	3,379	148	Hill-Rom Holdings Inc	783	66
Jacobs Engineering Group Inc	3,214	241	Hologic Inc (a)	6,640	259
		$502	Medtronic PLC	592,241	53,194
Entertainment - 0.02%			QIAGEN NV (a)	5,575	202
Cinemark Holdings Inc	2,816	117	STERIS PLC	2,124	232
Dolby Laboratories Inc	1,785	123	Teleflex Inc	902	217
International Game Technology PLC	2,830	52	Thermo Fisher Scientific Inc	6,680	1,561
Lions Gate Entertainment Corp - A shares	1,697	33	West Pharmaceutical Services Inc	1,452	154
Lions Gate Entertainment Corp - B shares	2,872	51	Zimmer Biomet Holdings Inc	3,603	409
Madison Square Garden Co/The (a)	399	110			$101,750
		$486	Healthcare - Services - 2.32%
Environmental Control - 0.05%			Aetna Inc	6,383	1,266
Clean Harbors Inc (a)	1,425	97	Anthem Inc	86,143	23,739
Pentair PLC	4,139	166	Centene Corp (a)	2,836	370
Republic Services Inc	6,177	449	Charles River Laboratories International Inc (a)	457	56
Stericycle Inc (a)	2,042	102	Cigna Corp	4,879	1,043
Waste Management Inc	2,722	244	DaVita Inc (a)	1,640	110
		$1,058	HCA Healthcare Inc	4,228	565
Food - 2.14%			Humana Inc	1,183	379
Campbell Soup Co	1,454	54	IQVIA Holdings Inc (a)	2,883	354
Conagra Brands Inc	11,212	399	Laboratory Corp of America Holdings (a)	1,699	273
Flowers Foods Inc	4,577	88	MEDNAX Inc (a)	2,603	107
General Mills Inc	447,278	19,591	Molina Healthcare Inc (a)	387	49
Hershey Co/The	391	42	Quest Diagnostics Inc	3,390	319
Hormel Foods Corp	454,651	19,841	UnitedHealth Group Inc	73,995	19,339
Ingredion Inc	1,753	177	Universal Health Services Inc	2,130	259
JM Smucker Co/The	2,641	286	WellCare Health Plans Inc (a)	157	43
Kellogg Co	2,193	144			$48,271
Kraft Heinz Co/The	10,669	586	Holding Companies - Diversified - 0.00%
Kroger Co/The	27,215	810	Spectrum Brands Holdings Inc	620	40
Lamb Weston Holdings Inc	3,502	274	Home Builders - 0.03%
McCormick & Co Inc/MD	2,025	292	DR Horton Inc	3,807	137
Mondelez International Inc	25,648	1,077	Lennar Corp - A Shares	3,496	150
Pilgrim's Pride Corp (a)	1,806	32	Lennar Corp - B Shares	673	24
Post Holdings Inc (a)	698	62	PulteGroup Inc	4,961	122
Seaboard Corp	9	35	Thor Industries Inc	410	28
TreeHouse Foods Inc (a)	1,400	64	Toll Brothers Inc	2,280	77
Tyson Foods Inc	10,768	645			$538
US Foods Holding Corp (a)	5,085	148	Home Furnishings - 0.01%
		$44,647	Leggett & Platt Inc	3,375	123
Forest Products & Paper - 0.03%			Whirlpool Corp	1,632	179
Domtar Corp	1,727	80			$302
International Paper Co	10,488	476	Housewares - 0.01%
		$556	Newell Brands Inc	10,821	172
Gas - 0.05%			Scotts Miracle-Gro Co/The	560	37
Atmos Energy Corp	2,778	258			$209
National Fuel Gas Co	2,340	127	Insurance - 3.57%
NiSource Inc	8,798	223	Aflac Inc	22,819	983
UGI Corp	4,522	240	Alleghany Corp	312	187
Vectren Corp	2,206	158	Allstate Corp/The	10,459	1,001
		$1,006	American Financial Group Inc/OH	1,870	187
			American International Group Inc	500,322	20,659
			American National Insurance Co	355	44
			Arch Capital Group Ltd (a)	8,248	234
			Arthur J Gallagher & Co	254,196	18,813

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Machinery - Diversified (continued)
Assurant Inc	1,383	$134	Middleby Corp/The (a)	590	$66
Assured Guaranty Ltd	2,919	117	Nordson Corp	248	30
Athene Holding Ltd (a)	4,149	190	Roper Technologies Inc	2,293	649
AXA Equitable Holdings Inc	4,081	83	Wabtec Corp	1,389	114
Axis Capital Holdings Ltd	1,863	104	Xylem Inc/NY	2,017	132
Berkshire Hathaway Inc - Class B (a)	40,469	8,308			$1,826
Brown & Brown Inc	5,644	159	Media - 2.96%
Chubb Ltd	131,905	16,476	Charter Communications Inc (a)	909	291
Cincinnati Financial Corp	3,801	299	Comcast Corp - Class A	1,006,979	38,406
CNA Financial Corp	1,067	46	Discovery Inc - A Shares (a)	3,866	125
Erie Indemnity Co	254	33	Discovery Inc - C Shares (a)	8,490	249
First American Financial Corp	2,846	126	DISH Network Corp (a)	5,666	174
Hartford Financial Services Group Inc/The	12,606	573	John Wiley & Sons Inc	1,336	72
Lincoln National Corp	5,404	325	Liberty Broadband Corp - A Shares (a)	641	53
Loews Corp	6,916	322	Liberty Media Corp-Liberty Formula One - A	774	25
Markel Corp (a)	302	330	Shares (a)
Marsh & McLennan Cos Inc	4,784	405	Liberty Media Corp-Liberty Formula One - C	4,676	155
Mercury General Corp	1,029	61	Shares (a)
MetLife Inc	24,747	1,019	Liberty Media Corp-Liberty SiriusXM - A Shares	2,342	97
Old Republic International Corp	7,458	164	(a)
Prudential Financial Inc	12,097	1,135	Liberty Media Corp-Liberty SiriusXM - C Shares	4,227	174
Reinsurance Group of America Inc	1,630	232	(a)
RenaissanceRe Holdings Ltd	971	119	News Corp - A Shares	9,809	129
Torchmark Corp	2,684	227	News Corp - B Shares	3,946	53
Travelers Cos Inc/The	3,845	481	Tribune Media Co	2,489	95
Unum Group	5,401	196	Twenty-First Century Fox Inc - A Shares	18,477	841
Voya Financial Inc	3,909	171	Twenty-First Century Fox Inc - B Shares	20,841	942
Willis Towers Watson PLC	2,333	334	Viacom Inc - A Shares	749	26
WR Berkley Corp	2,466	187	Viacom Inc - B Shares	8,789	281
		$74,464	Walt Disney Co/The	169,964	19,517
Internet - 0.86%					$61,705
Alphabet Inc - A Shares (a)	15,771	17,200	Metal Fabrication & Hardware - 0.01%
eBay Inc (a)	12,961	376	Timken Co/The	1,748	69
Symantec Corp	14,759	268	Valmont Industries Inc	533	66
Zillow Group Inc - A Shares (a)	532	22			$135
Zillow Group Inc - C Shares (a)	880	35	Mining - 0.06%
		$17,901	Alcoa Corp (a)	4,630	162
Iron & Steel - 0.05%			Freeport-McMoRan Inc	41,310	481
Nucor Corp	9,126	540	Newmont Mining Corp	14,392	445
Reliance Steel & Aluminum Co	1,793	141	Royal Gold Inc	945	73
Steel Dynamics Inc	4,784	189			$1,161
United States Steel Corp	4,505	120	Miscellaneous Manufacturers - 0.96%
		$990	3M Co	1,665	317
Leisure Products & Services - 0.07%			AptarGroup Inc	1,514	154
Brunswick Corp/DE	2,112	110	Carlisle Cos Inc	1,493	144
Carnival Corp	11,196	628	Crane Co	1,368	119
Harley-Davidson Inc	4,328	165	Donaldson Co Inc	529	27
Norwegian Cruise Line Holdings Ltd (a)	4,956	218	Eaton Corp PLC	11,426	819
Royal Caribbean Cruises Ltd	2,947	309	General Electric Co	1,696,820	17,138
		$1,430	Hexcel Corp	1,877	110
Lodging - 0.02%			Ingersoll-Rand PLC	3,676	353
Extended Stay America Inc	2,720	44	ITT Inc	2,255	114
Hyatt Hotels Corp	1,223	85	Parker-Hannifin Corp	3,054	463
Las Vegas Sands Corp	5,102	260	Textron Inc	3,664	197
		$389	Trinity Industries Inc	3,862	110
Machinery - Construction & Mining - 0.01%					$20,065
Caterpillar Inc	827	100	Oil & Gas - 9.31%
Oshkosh Corp	1,827	103	Anadarko Petroleum Corp	6,052	322
Terex Corp	1,706	57	Antero Resources Corp (a)	3,810	61
		$260	Apache Corp	6,332	240
Machinery - Diversified - 0.09%			BP PLC ADR	541,546	23,487
Cummins Inc	1,724	236	Chesapeake Energy Corp (a)	25,258	89
Dover Corp	3,619	300	Chevron Corp	366,799	40,953
Flowserve Corp	3,160	145	Cimarex Energy Co	2,059	164
Gardner Denver Holdings Inc (a)	2,028	55	CNX Resources Corp (a)	6,312	99
Gates Industrial Corp PLC (a)	1,878	28	Concho Resources Inc (a)	2,993	416
GrafTech International Ltd	2,146	38	ConocoPhillips	442,328	30,918
IDEX Corp	257	33	Continental Resources Inc/OK (a)	1,360	72
			Devon Energy Corp	8,988	291

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			Pipelines - 0.09%
Diamondback Energy Inc	141,360	$15,883	Cheniere Energy Inc (a)	1,909	$115
Energen Corp (a)	2,288	165	Kinder Morgan Inc/DE	33,588	572
EOG Resources Inc	204,395	21,530	ONEOK Inc	4,246	279
EQT Corp	6,324	215	Targa Resources Corp	5,533	286
Extraction Oil & Gas Inc (a)	3,865	31	Williams Cos Inc/The	21,516	523
Exxon Mobil Corp	103,527	8,249			$1,775
Helmerich & Payne Inc	2,715	169	Real Estate - 0.02%
Hess Corp	4,685	269	CBRE Group Inc (a)	4,300	173
HollyFrontier Corp	4,143	279	Howard Hughes Corp/The (a)	588	66
Kosmos Energy Ltd (a)	5,853	38	Jones Lang LaSalle Inc	1,187	157
Marathon Oil Corp	15,058	286	Realogy Holdings Corp	3,676	70
Marathon Petroleum Corp	20,830	1,467			$466
Murphy Oil Corp	4,454	142	REITs - 3.03%
Newfield Exploration Co (a)	3,838	77	AGNC Investment Corp	11,950	213
Noble Energy Inc	11,464	285	Alexandria Real Estate Equities Inc	2,276	278
Occidental Petroleum Corp	249,159	16,711	American Campus Communities Inc	3,405	135
Parsley Energy Inc (a)	2,164	51	American Homes 4 Rent	6,657	140
Patterson-UTI Energy Inc	5,965	99	Annaly Capital Management Inc	31,875	315
PBF Energy Inc	3,272	137	Apartment Investment & Management Co	3,879	167
Phillips 66	280,852	28,878	Apple Hospitality REIT Inc	6,119	99
Pioneer Natural Resources Co	1,344	198	AvalonBay Communities Inc	3,825	671
QEP Resources Inc (a)	7,090	63	Boston Properties Inc	4,425	534
Range Resources Corp	5,912	94	Brandywine Realty Trust	5,322	75
SM Energy Co	3,341	81	Brixmor Property Group Inc	8,033	130
Transocean Ltd (a)	11,019	121	Brookfield Property REIT Inc	4,298	83
Valero Energy Corp	13,951	1,271	Camden Property Trust	2,187	197
Whiting Petroleum Corp (a)	2,563	96	Chimera Investment Corp	5,494	102
WPX Energy Inc (a)	10,071	161	Columbia Property Trust Inc	2,998	67
		$194,158	Corporate Office Properties Trust	2,805	72
Oil & Gas Services - 1.16%			Crown Castle International Corp	166,671	18,124
Apergy Corp (a)	2,135	83	CubeSmart	4,825	140
Baker Hughes a GE Co	10,020	267	CyrusOne Inc	2,534	135
Halliburton Co	227,845	7,902	Digital Realty Trust Inc	3,633	375
National Oilwell Varco Inc	6,757	249	Douglas Emmett Inc	4,127	149
RPC Inc	1,643	24	Duke Realty Corp	8,852	244
Schlumberger Ltd	306,940	15,750	Empire State Realty Trust Inc	4,218	67
		$24,275	EPR Properties	1,975	136
Packaging & Containers - 0.06%			Equity Commonwealth	3,352	100
Ardagh Group SA	985	13	Equity Residential	6,352	413
Ball Corp	8,008	359	Essex Property Trust Inc	1,163	292
Bemis Co Inc	2,314	106	Extra Space Storage Inc	563	51
Berry Global Group Inc (a)	1,787	78	Federal Realty Investment Trust	1,833	227
Graphic Packaging Holding Co	6,694	74	Forest City Realty Trust Inc	5,529	139
Owens-Illinois Inc (a)	4,082	64	Gaming and Leisure Properties Inc	3,470	117
Sealed Air Corp	1,767	57	HCP Inc	11,184	308
Silgan Holdings Inc	1,636	39	Healthcare Trust of America Inc	5,045	132
Sonoco Products Co	2,526	138	Highwoods Properties Inc	2,753	117
WestRock Co	6,253	268	Hospitality Properties Trust	4,475	115
		$1,196	Host Hotels & Resorts Inc	17,985	344
Pharmaceuticals - 10.31%			Hudson Pacific Properties Inc	3,413	103
Agios Pharmaceuticals Inc (a)	95	6	Iron Mountain Inc	7,053	216
Allergan PLC	5,999	948	Kilroy Realty Corp	2,359	162
Bristol-Myers Squibb Co	13,557	685	Kimco Realty Corp	10,349	167
Cardinal Health Inc	235,885	11,936	Lamar Advertising Co	430	32
CVS Health Corp	821,817	59,491	Liberty Property Trust	3,740	157
Eli Lilly & Co	11,326	1,228	Life Storage Inc	1,196	113
Express Scripts Holding Co (a)	205,683	19,946	Medical Properties Trust Inc	9,645	143
Herbalife Nutrition Ltd (a)	2,238	119	MFA Financial Inc	12,395	86
Jazz Pharmaceuticals PLC (a)	214	34	Mid-America Apartment Communities Inc	2,785	272
Johnson & Johnson	379,700	53,154	National Retail Properties Inc	4,004	187
McKesson Corp	3,095	386	New Residential Investment Corp	9,144	163
Merck & Co Inc	194,361	14,307	Omega Healthcare Investors Inc	4,393	147
Mylan NV (a)	9,081	284	Outfront Media Inc	3,847	68
Perrigo Co PLC	3,132	220	Paramount Group Inc	5,383	77
Pfizer Inc	783,738	33,748	Park Hotels & Resorts Inc	5,280	153
Premier Inc (a)	1,319	59	Prologis Inc	15,878	1,024
Sanofi ADR	413,930	18,511	Public Storage	43,559	8,950
		$215,062	Rayonier Inc	3,522	106
			Realty Income Corp	5,130	309

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Semiconductors (continued)
Regency Centers Corp	3,752	$238	Skyworks Solutions Inc	924	$80
Retail Properties of America Inc	6,237	77	Teradyne Inc	4,100	141
Senior Housing Properties Trust	6,558	105	Texas Instruments Inc	188,443	17,493
Simon Property Group Inc	117,749	21,609			$65,895
SL Green Realty Corp	2,069	189	Shipbuilding - 0.00%
Spirit Realty Capital Inc	11,967	94	Huntington Ingalls Industries Inc	215	47
Starwood Property Trust Inc	6,998	152	Software - 4.56%
STORE Capital Corp	4,911	143	Akamai Technologies Inc (a)	361	26
Sun Communities Inc	2,003	201	Aspen Technology Inc (a)	180	15
Two Harbors Investment Corp	7,331	108	Autodesk Inc (a)	618	80
UDR Inc	6,480	254	CA Inc	7,528	334
Uniti Group Inc	4,417	85	Cerner Corp (a)	3,097	177
Ventas Inc	10,324	599	Dun & Bradstreet Corp/The	624	89
VEREIT Inc	23,621	173	Fidelity National Information Services Inc	7,342	764
VICI Properties Inc (b)	9,428	204	Microsoft Corp	415,662	44,397
Weingarten Realty Investors	3,358	94	Oracle Corp	996,640	48,676
Welltower Inc	6,585	435	Synopsys Inc (a)	3,223	289
Weyerhaeuser Co	21,446	571	Take-Two Interactive Software Inc (a)	1,135	146
WP Carey Inc	2,698	178	Zynga Inc (a)	19,837	72
		$63,147			$95,065
Retail - 5.25%			Telecommunications - 3.11%
Advance Auto Parts Inc	72,274	11,547	ARRIS International PLC (a)	4,236	105
AutoNation Inc (a)	1,712	69	AT&T Inc	1,081,599	33,184
AutoZone Inc (a)	214	157	CenturyLink Inc	16,923	349
Best Buy Co Inc	5,795	407	Cisco Systems Inc	117,866	5,392
CarMax Inc (a)	1,770	120	CommScope Holding Co Inc (a)	4,749	114
Casey's General Stores Inc	916	116	EchoStar Corp (a)	1,362	55
Darden Restaurants Inc	1,595	170	Juniper Networks Inc	8,602	252
Dick's Sporting Goods Inc	2,341	83	LogMeIn Inc	500	43
Dollar General Corp	326,060	36,317	Motorola Solutions Inc	151,634	18,585
Dollar Tree Inc (a)	5,533	466	Sprint Corp (a)	17,190	105
Foot Locker Inc	3,117	147	Telephone & Data Systems Inc	2,721	84
Gap Inc/The	5,397	147	T-Mobile US Inc (a)	8,341	572
Genuine Parts Co	3,505	343	United States Cellular Corp (a)	608	29
Home Depot Inc/The	98,600	17,342	Verizon Communications Inc	104,149	5,946
Kohl's Corp	4,145	314			$64,815
L Brands Inc	4,855	157	Textiles - 0.01%
Lowe's Cos Inc	337,348	32,122	Mohawk Industries Inc (a)	1,504	188
Macy's Inc	7,713	264
McDonald's Corp	11,086	1,961	Transportation - 1.82%
Michaels Cos Inc/The (a)	2,944	47	CSX Corp	11,594	798
MSC Industrial Direct Co Inc	808	66	FedEx Corp	72,550	15,986
Nu Skin Enterprises Inc	1,026	72	Genesee & Wyoming Inc (a)	1,322	105
Penske Automotive Group Inc	1,268	56	Kansas City Southern	2,557	261
Qurate Retail Inc (a)	10,629	233	Kirby Corp (a)	1,413	102
Tapestry Inc	5,670	240	Knight-Swift Transportation Holdings Inc	3,139	100
Target Corp	13,887	1,161	Norfolk Southern Corp	7,192	1,207
Tiffany & Co	2,485	277	Ryder System Inc	1,371	76
Walgreens Boots Alliance Inc	22,973	1,833	Schneider National Inc	1,493	33
Walmart Inc	25,271	2,534	Union Pacific Corp	132,093	19,314
Williams-Sonoma Inc	1,823	108			$37,982
Yum China Holdings Inc	8,159	294	Water - 0.01%
Yum! Brands Inc	3,982	360	American Water Works Co Inc	3,196	283
		$109,530	TOTAL COMMON STOCKS		$2,008,292
Savings & Loans - 0.42%			INVESTMENT COMPANIES - 4.00%	Shares Held Value (000's)
New York Community Bancorp Inc	890,441	8,530	Money Market Funds - 4.00%
People's United Financial Inc	9,798	154	Principal Government Money Market Fund	83,491,741	83,492
		$8,684	2.05%(c),(d)
Semiconductors - 3.16%			TOTAL INVESTMENT COMPANIES		$83,492
Analog Devices Inc	11,544	967	Total Investments		$2,091,784
Broadcom Inc	37,451	8,370	Other Assets and Liabilities - (0.32)%		(6,612)
Cypress Semiconductor Corp	3,696	48	TOTAL NET ASSETS - 100.00%		$2,085,172
Intel Corp	115,620	5,420
Lam Research Corp	44,245	6,271
Marvell Technology Group Ltd	9,778	161
Micron Technology Inc (a)	4,448	168
NXP Semiconductors NV	5,763	432
Qorvo Inc (a)	3,141	231
QUALCOMM Inc	415,224	26,113

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

October 31, 2018

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	24.34%
Financial	21.61%
Energy	10.56%
Industrial	9.65%
Technology	8.86%
Communications	6.97%
Consumer, Cyclical	5.69%
Utilities	4.92%
Investment Companies	4.00%
Basic Materials	3.72%
Diversified	0.00%
Other Assets and Liabilities	(0.32)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund 2.05%	$—			$779,697	$696,205		$83,492
	$—			$779,697	$696,205		$83,492

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$1,099		$—		$—		$—
	$1,099		$—		$—		$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
VICI Properties Inc	04/09/2018-10/16/2018			$ 182	$ 204		0.01%
Total					$ 204		0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018	Long	85		$11,522			$(549)
Total					$		(549)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Fund October 31, 2018

COMMON STOCKS - 100.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.20%			Lodging - 2.59%
HEICO Corp - Class A	349,849	$23,321	Hilton Worldwide Holdings Inc	3,674,447	$261,511
TransDigm Group Inc (a)	1,805,284	596,195	Hyatt Hotels Corp	1,740,653	120,453
		$619,516			$381,964
Banks - 2.57%			Machinery - Diversified - 2.00%
First Republic Bank/CA	3,073,737	279,679	Cognex Corp	138,739	5,944
M&T Bank Corp	605,131	100,095	Roper Technologies Inc	1,020,511	288,702
		$379,774			$294,646
Beverages - 0.43%			Media - 5.06%
Brown-Forman Corp - B Shares	1,360,428	63,042	Liberty Broadband Corp - A Shares (a)	710,783	58,846
Building Materials - 3.35%			Liberty Broadband Corp - C Shares (a)	1,371,823	113,765
Martin Marietta Materials Inc	1,511,852	258,950	Liberty Global PLC - A Shares (a)	514,420	13,185
Summit Materials Inc (a)	3,176,236	42,879	Liberty Global PLC - C Shares (a)	6,548,418	163,972
Vulcan Materials Co	1,909,424	193,119	Liberty Media Corp-Liberty Braves - A Shares (a)	148,589	3,834
		$494,948	Liberty Media Corp-Liberty Braves - C Shares (a)	634,533	16,434
Chemicals - 1.41%			Liberty Media Corp-Liberty Formula One - A	583,630	18,495
Air Products & Chemicals Inc	1,347,686	208,015	Shares (a)
Commercial Services - 13.01%			Liberty Media Corp-Liberty Formula One - C	5,136,057	169,901
AMERCO	320,072	104,497	Shares (a)
Brookfield Business Partners LP	469,135	18,512	Liberty Media Corp-Liberty SiriusXM - A Shares	1,106,755	45,643
			(a)
Gartner Inc (a)	3,357,218	495,257
IHS Markit Ltd (a)	5,501,409	288,989	Liberty Media Corp-Liberty SiriusXM - C Shares	3,465,336	143,014
			(a)
Moody's Corp	1,327,767	193,163
S&P Global Inc	1,213,179	221,187			$747,089
TransUnion	4,220,256	277,482	Miscellaneous Manufacturers - 1.14%
Verisk Analytics Inc (a)	2,670,241	320,002	Colfax Corp (a),(b)	5,975,952	167,506
		$1,919,089	Pharmaceuticals - 0.04%
Distribution & Wholesale - 3.46%			Elanco Animal Health Inc (a)	190,808	5,816
Copart Inc (a)	5,338,198	261,091	Private Equity - 7.60%
Fastenal Co	1,606,503	82,590	Brookfield Asset Management Inc	15,807,623	644,160
HD Supply Holdings Inc (a)	1,799,190	67,596	Kennedy-Wilson Holdings Inc	6,108,790	115,945
KAR Auction Services Inc	1,753,652	99,853	KKR & Co Inc	7,482,152	176,953
		$511,130	Onex Corp	2,813,000	185,090
Electric - 2.13%					$1,122,148
Brookfield Infrastructure Partners LP	6,834,511	255,064	Real Estate - 3.25%
Brookfield Renewable Partners LP	2,154,178	58,701	Brookfield Property Partners LP	2,757,867	53,255
		$313,765	CBRE Group Inc (a)	6,880,911	277,232
Electronics - 1.25%			Howard Hughes Corp/The (a)	1,338,919	149,316
Mettler-Toledo International Inc (a)	336,437	183,971			$479,803
Entertainment - 2.38%			REITs - 5.14%
Live Nation Entertainment Inc (a)	3,275,474	171,308	Equinix Inc	367,875	139,329
Vail Resorts Inc	718,587	180,595	SBA Communications Corp (a)	3,813,750	618,476
		$351,903			$757,805
Healthcare - Products - 0.32%			Retail - 11.72%
IDEXX Laboratories Inc (a)	224,693	47,662	CarMax Inc (a)	6,678,639	453,546
Home Builders - 1.26%			Dollar General Corp	1,670,951	186,111
Lennar Corp - A Shares	2,732,718	117,452	O'Reilly Automotive Inc (a)	1,735,558	556,680
Lennar Corp - B Shares	38,541	1,379	Restaurant Brands International Inc	7,466,404	408,935
NVR Inc (a)	29,969	67,101	Ross Stores Inc	1,248,664	123,618
		$185,932			$1,728,890
Insurance - 11.08%			Semiconductors - 1.25%
Aon PLC	1,456,450	227,468	Microchip Technology Inc	2,806,171	184,590
Arch Capital Group Ltd (a)	7,788,324	220,955	Software - 7.75%
Brown & Brown Inc	7,066,934	199,146	ANSYS Inc (a)	1,365,415	204,198
Fidelity National Financial Inc	8,923,020	298,475	Autodesk Inc (a)	1,952,407	252,349
Markel Corp (a)	463,318	506,518	Black Knight Inc (a)	6,256,959	305,152
Progressive Corp/The	2,593,162	180,743	CDK Global Inc	1,686,108	96,513
Trisura Group Ltd (a)	102,584	2,025	Guidewire Software Inc (a)	1,022,383	90,961
		$1,635,330	MSCI Inc	614,699	92,438
Internet - 3.37%			RealPage Inc (a)	1,936,025	102,609
Liberty Expedia Holdings Inc (a)	1,045,758	45,407			$1,144,220
Shopify Inc (a)	214,681	29,658	Telecommunications - 1.64%
VeriSign Inc (a)	2,240,193	319,317	EchoStar Corp (a)	618,792	25,092
Wix.com Ltd (a)	1,063,036	103,487	GCI Liberty Inc (a)	2,476,870	117,230
		$497,869	Motorola Solutions Inc	807,671	98,988
					$241,310
			Textiles - 0.64%
			Mohawk Industries Inc (a)	751,824	93,775
			TOTAL COMMON STOCKS	$14,761,508

See accompanying notes.

Schedule of Investments MidCap Fund October 31, 2018

INVESTMENT COMPANIES - 0.00%	Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund	3,280	$3
2.05%(b),(c)
TOTAL INVESTMENT COMPANIES		$3
Total Investments	$14,761,511
Other Assets and Liabilities - (0.04)%		(6,519)
TOTAL NET ASSETS - 100.00%	$14,754,992

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	29.64%
Consumer, Cyclical	22.05%
Consumer, Non-cyclical	13.80%
Industrial	11.94%
Communications	10.07%
Technology	9.00%
Utilities	2.13%
Basic Materials	1.41%
Investment Companies	0.00%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		October 31, 2017	Purchases		Sales	October 31, 2018
		Value	Cost		Proceeds	Value
Colfax Corp		$265,848	$521		$12,248		$167,506
Principal Government Money Market Fund 2.05%		—	587,381		587,378		3
		$265,848	$587,902		$599,626		$167,509

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Colfax Corp	$	— $	(16,463	) $	—		$(70,152)
Principal Government Money Market Fund 2.05%		123	—		—		—
		$123	$(16,463	) $	—		$(70,152)
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Growth Fund October 31, 2018

COMMON STOCKS - 96.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 3.09%			Oil & Gas - 2.07%
PVH Corp	23,220	$2,805	Diamondback Energy Inc	33,123	$3,722
VF Corp	33,064	2,740	Pharmaceuticals - 5.68%
		$5,545	Aerie Pharmaceuticals Inc (a)	59,467	3,163
Automobile Parts & Equipment - 1.48%			DexCom Inc (a)	29,693	3,942
Aptiv PLC	34,623	2,659	Neurocrine Biosciences Inc (a)	28,829	3,089
Banks - 1.26%					$10,194
SVB Financial Group (a)	9,559	2,268	Retail - 11.21%
Biotechnology - 4.78%			Advance Auto Parts Inc	25,078	4,006
Bio-Rad Laboratories Inc (a)	9,394	2,563	Best Buy Co Inc	40,046	2,810
Exact Sciences Corp (a)	34,191	2,429	Burlington Stores Inc (a)	22,380	3,838
Illumina Inc (a)	11,535	3,589	Chipotle Mexican Grill Inc (a)	5,722	2,634
		$8,581	Ulta Beauty Inc (a)	14,521	3,986
Chemicals - 0.89%			Urban Outfitters Inc (a)	72,348	2,855
Celanese Corp	16,500	1,599			$20,129
Commercial Services - 10.39%			Software - 6.57%
CoStar Group Inc (a)	9,752	3,524	First Data Corp (a)	155,219	2,909
Green Dot Corp (a)	29,707	2,250	ServiceNow Inc (a)	36,990	6,697
Robert Half International Inc	49,276	2,983	Ultimate Software Group Inc/The (a)	8,192	2,184
Square Inc (a)	31,077	2,283			$11,790
TransUnion	65,645	4,316	Telecommunications - 2.05%
WEX Inc (a)	18,755	3,300	Motorola Solutions Inc	30,077	3,685
		$18,656	TOTAL COMMON STOCKS		$174,122
Computers - 3.90%			INVESTMENT COMPANIES - 2.21%	Shares Held Value (000's)
Logitech International SA	58,387	2,156	Money Market Funds - 2.21%
Pure Storage Inc (a)	124,143	2,505	Principal Government Money Market Fund	3,975,450	3,975
Rapid7 Inc (a)	64,375	2,333	2.05%(b),(c)
		$6,994	TOTAL INVESTMENT COMPANIES		$3,975
Distribution & Wholesale - 2.35%			Total Investments		$178,097
G-III Apparel Group Ltd (a)	105,685	4,213	Other Assets and Liabilities - 0.80%		1,429
Electronics - 3.65%			TOTAL NET ASSETS - 100.00%		$179,526
FLIR Systems Inc	52,268	2,421
Keysight Technologies Inc (a)	72,322	4,128	(a) Non-income producing security
		$6,549	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Entertainment - 2.17%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Dolby Laboratories Inc	56,694	3,901	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Healthcare - Products - 6.78%			voting shares of the security). Please see affiliated sub-schedule for
ABIOMED Inc (a)	8,384	2,860	transactional information.
Align Technology Inc (a)	12,042	2,664	(c) Current yield shown is as of period end.
IDEXX Laboratories Inc (a)	16,958	3,597
Insulet Corp (a)	34,645	3,056	Portfolio Summary (unaudited)
		$12,177	Sector		Percent
Healthcare - Services - 6.71%			Consumer, Non-cyclical		34.34%
Centene Corp (a)	43,390	5,655	Consumer, Cyclical		21.48%
WellCare Health Plans Inc (a)	23,153	6,390	Communications		13.99%
		$12,045	Technology		13.06%
Home Furnishings - 1.18%			Industrial		8.13%
iRobot Corp (a)	24,100	2,125	Financial		3.03%
Insurance - 1.77%			Investment Companies		2.21%
Progressive Corp/The	45,553	3,175	Energy		2.07%
Internet - 11.94%			Basic Materials		0.89%
Etsy Inc (a)	91,068	3,872	Other Assets and Liabilities		0.80%
GrubHub Inc (a)	33,024	3,063	TOTAL NET ASSETS		100.00%
IAC/InterActiveCorp (a)	15,759	3,098
MercadoLibre Inc	8,270	2,684
RingCentral Inc (a)	28,544	2,219
Twitter Inc (a)	68,157	2,368
Zendesk Inc (a)	75,137	4,130
		$21,434
Machinery - Diversified - 2.72%
Chart Industries Inc (a)	46,545	3,168
Wabtec Corp	20,780	1,704
		$4,872
Miscellaneous Manufacturers - 1.76%
Textron Inc	58,802	3,154
Office & Business Equipment - 2.59%
Zebra Technologies Corp (a)	27,991	4,655

See accompanying notes.

Schedule of Investments
MidCap Growth Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$95,590	$91,615		$3,975
	$—		$95,590	$91,615		$3,975

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$43	$—		$—		$—
	$43	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
October 31, 2018

COMMON STOCKS - 97.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.07%			Building Materials (continued)
Interpublic Group of Cos Inc/The	1,391	$32	Masco Corp	7,475	$224
Omnicom Group Inc	8,640	642	Vulcan Materials Co	4,409	446
		$674			$12,758
Aerospace & Defense - 0.65%			Chemicals - 1.07%
Curtiss-Wright Corp	313	34	Axalta Coating Systems Ltd (a)	4,057	100
Harris Corp	34,531	5,135	Celanese Corp	4,428	429
HEICO Corp	1,994	167	Chemours Co/The	8,322	275
HEICO Corp - Class A	3,764	251	FMC Corp	1,928	151
Rockwell Collins Inc	795	102	Huntsman Corp	140,000	3,063
Spirit AeroSystems Holdings Inc	4,036	339	International Flavors & Fragrances Inc	1,784	258
TransDigm Group Inc (a)	1,722	569	NewMarket Corp	354	137
		$6,597	RPM International Inc	976	60
Apparel - 0.48%			Univar Inc (a)	239,945	5,907
Canada Goose Holdings Inc (a)	48,429	2,643	Versum Materials Inc	5,243	166
Carter's Inc	2,312	222	Westlake Chemical Corp	1,628	116
Columbia Sportswear Co	379	34	WR Grace & Co	2,260	146
Hanesbrands Inc	17,047	292			$10,808
Michael Kors Holdings Ltd (a)	5,284	293	Commercial Services - 11.63%
Skechers U.S.A. Inc (a)	3,123	89	Booz Allen Hamilton Holding Corp	6,712	333
Under Armour Inc - Class A (a)	6,564	145	Bright Horizons Family Solutions Inc (a)	36,780	4,227
Under Armour Inc - Class C (a)	6,889	137	Cintas Corp	50,088	9,109
VF Corp	12,776	1,059	CoreLogic Inc/United States (a)	2,923	119
		$4,914	CoStar Group Inc (a)	1,874	677
Automobile Parts & Equipment - 1.90%			Equifax Inc	1,145	116
Allison Transmission Holdings Inc	5,932	261	Euronet Worldwide Inc (a)	100,679	11,194
Aptiv PLC	59,264	4,552	FleetCor Technologies Inc (a)	4,551	910
Lear Corp	1,167	155	Gartner Inc (a)	54,246	8,002
Veoneer Inc (a)	78,062	2,621	Global Payments Inc	117,441	13,415
Visteon Corp (a)	35,499	2,806	Grand Canyon Education Inc (a)	2,270	283
WABCO Holdings Inc (a)	83,053	8,924	H&R Block Inc	2,477	66
		$19,319	IHS Markit Ltd (a)	135,936	7,141
Banks - 0.83%			MarketAxess Holdings Inc	56,657	11,879
Comerica Inc	1,151	94	Moody's Corp	39,025	5,677
East West Bancorp Inc	134,778	7,067	Morningstar Inc	18,998	2,371
Northern Trust Corp	3,303	311	Ritchie Bros Auctioneers Inc	70,694	2,376
Pinnacle Financial Partners Inc	1,477	77	Robert Half International Inc	7,022	425
Signature Bank/New York NY	1,548	170	Rollins Inc	4,757	282
SVB Financial Group (a)	1,984	471	Sabre Corp	10,490	259
Synovus Financial Corp	428	16	Service Corp International/US	2,950	122
Texas Capital Bancshares Inc (a)	1,438	94	ServiceMaster Global Holdings Inc (a)	78,962	3,386
Western Alliance Bancorp (a)	2,708	131	Square Inc (a)	53,646	3,941
		$8,431	Total System Services Inc	9,597	875
Beverages - 0.91%			TransUnion	138,484	9,105
Brown-Forman Corp - A Shares	2,380	111	United Rentals Inc (a)	29,948	3,596
Brown-Forman Corp - B Shares	10,084	467	Verisk Analytics Inc (a)	103,943	12,456
Constellation Brands Inc	11,865	2,364	Western Union Co/The	12,915	233
Keurig Dr Pepper Inc	8,197	213	WEX Inc (a)	2,405	423
Monster Beverage Corp (a)	115,441	6,101	Worldpay Inc (a)	54,624	5,016
		$9,256			$118,014
Biotechnology - 2.41%			Computers - 2.08%
Alexion Pharmaceuticals Inc (a)	51,816	5,807	Dell Technologies Inc Class V (a)	1,983	179
Alnylam Pharmaceuticals Inc (a)	3,581	288	EPAM Systems Inc (a)	79,610	9,511
BioMarin Pharmaceutical Inc (a)	8,041	741	Fortinet Inc (a)	7,778	639
Bluebird Bio Inc (a)	20,515	2,353	Genpact Ltd	3,231	89
Exact Sciences Corp (a)	39,020	2,772	Mercury Systems Inc (a)	89,427	4,191
Exelixis Inc (a)	13,294	185	NetApp Inc	13,751	1,079
Illumina Inc (a)	17,261	5,371	Nutanix Inc (a)	4,935	205
Incyte Corp (a)	8,025	520	Perspecta Inc	198,881	4,871
Ionis Pharmaceuticals Inc (a)	5,658	280	Pure Storage Inc (a)	7,885	159
Sage Therapeutics Inc (a)	23,423	3,014	Teradata Corp (a)	4,403	160
Seattle Genetics Inc (a)	54,951	3,085			$21,083
		$24,416	Consumer Products - 0.16%
Building Materials - 1.26%			Avery Dennison Corp	4,501	408
Armstrong World Industries Inc	2,383	147	Church & Dwight Co Inc	10,913	648
Eagle Materials Inc	1,980	146	Clorox Co/The	4,013	596
Fortune Brands Home & Security Inc	109,065	4,890			$1,652
Lennox International Inc	1,223	258
Martin Marietta Materials Inc	38,808	6,647

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Distribution & Wholesale - 2.98%			Food - 0.97%
Copart Inc (a)	10,856	$531	Campbell Soup Co	5,569	$208
Fastenal Co	99,933	5,138	Hershey Co/The	6,978	748
HD Supply Holdings Inc (a)	5,014	188	Kellogg Co	7,152	468
KAR Auction Services Inc	7,450	424	Lamb Weston Holdings Inc	102,638	8,022
LKQ Corp (a)	1,914	52	McCormick & Co Inc/MD	263	38
Pool Corp	106,751	15,559	Post Holdings Inc (a)	1,713	152
Watsco Inc	29,776	4,412	Sprouts Farmers Market Inc (a)	5,884	158
WW Grainger Inc	13,874	3,940	US Foods Holding Corp (a)	577	17
		$30,244			$9,811
Diversified Financial Services - 1.55%			Forest Products & Paper - 0.01%
Affiliated Managers Group Inc	34,732	3,948	International Paper Co	3,049	138
Air Lease Corp	731	28	Hand & Machine Tools - 0.02%
Alliance Data Systems Corp	2,674	551	Lincoln Electric Holdings Inc	3,058	247
Ameriprise Financial Inc	54,634	6,952	Healthcare - Products - 6.72%
Cboe Global Markets Inc	3,697	417	ABIOMED Inc (a)	23,178	7,909
Credit Acceptance Corp (a)	472	200	Align Technology Inc (a)	24,564	5,433
Discover Financial Services	8,168	569	Bio-Techne Corp	1,745	293
E*TRADE Financial Corp	3,833	189	Bruker Corp	2,312	72
Eaton Vance Corp	5,288	238	Cantel Medical Corp	1,812	143
Evercore Inc - Class A	1,836	150	Cooper Cos Inc/The	16,691	4,311
Interactive Brokers Group Inc - A Shares	2,924	145	Edwards Lifesciences Corp (a)	114,314	16,873
Lazard Ltd	4,851	193	Henry Schein Inc (a)	120,030	9,962
LPL Financial Holdings Inc	4,038	249	Hill-Rom Holdings Inc	2,208	186
OneMain Holdings Inc (a)	254	7	ICU Medical Inc (a)	800	204
Raymond James Financial Inc	2,384	183	IDEXX Laboratories Inc (a)	71,621	15,192
Santander Consumer USA Holdings Inc	698	13	Integra LifeSciences Holdings Corp (a)	2,716	146
SEI Investments Co	4,714	252	Intuitive Surgical Inc (a)	11,013	5,740
Synchrony Financial	14,172	409	Masimo Corp (a)	2,220	257
T Rowe Price Group Inc	10,538	1,022	Penumbra Inc (a)	1,457	198
Virtu Financial Inc	1,831	44	ResMed Inc	7,359	779
		$15,759	Teleflex Inc	320	77
Electrical Components & Equipment - 0.64%			Varian Medical Systems Inc (a)	3,250	388
AMETEK Inc	3,392	228	West Pharmaceutical Services Inc	628	67
Energizer Holdings Inc	1,572	92			$68,230
Hubbell Inc	1,760	179	Healthcare - Services - 2.69%
Littelfuse Inc	31,876	5,775	Catalent Inc (a)	1,865	75
Universal Display Corp	1,971	242	Centene Corp (a)	65,593	8,548
		$6,516	Charles River Laboratories International Inc (a)	1,735	211
Electronics - 3.35%			Chemed Corp	794	242
Allegion PLC	31,204	2,675	DaVita Inc (a)	2,490	168
Amphenol Corp	65,913	5,899	Encompass Health Corp	6,089	410
Coherent Inc (a)	32,270	3,973	ICON PLC (a)	59,630	8,234
FLIR Systems Inc	111,330	5,156	IQVIA Holdings Inc (a)	41,420	5,092
Fortive Corp	13,960	1,037	Laboratory Corp of America Holdings (a)	992	159
Gentex Corp	9,146	193	Molina Healthcare Inc (a)	3,231	409
Keysight Technologies Inc (a)	108,113	6,171	WellCare Health Plans Inc (a)	13,775	3,802
Mettler-Toledo International Inc (a)	887	485			$27,350
National Instruments Corp	4,242	208	Holding Companies - Diversified - 0.01%
Sensata Technologies Holding PLC (a)	3,261	153	Spectrum Brands Holdings Inc	885	57
Trimble Inc (a)	200,894	7,509	Home Builders - 0.55%
Waters Corp (a)	2,576	489	DR Horton Inc	125,611	4,517
		$33,948	Lennar Corp - A Shares	9,186	395
Engineering & Construction - 0.31%			Lennar Corp - B Shares	897	32
Fluor Corp	70,443	3,089	NVR Inc (a)	113	253
frontdoor Inc (a)	2,399	82	PulteGroup Inc	4,515	111
		$3,171	Thor Industries Inc	2,065	144
Entertainment - 1.73%			Toll Brothers Inc	3,763	126
International Game Technology PLC	623	12			$5,578
Lions Gate Entertainment Corp - A shares	104,637	2,005	Housewares - 0.03%
Lions Gate Entertainment Corp - B shares	980	17	Scotts Miracle-Gro Co/The	947	63
Madison Square Garden Co/The (a)	105	29	Toro Co/The	5,123	289
Six Flags Entertainment Corp	3,411	184			$352
Vail Resorts Inc	61,082	15,351	Insurance - 1.59%
		$17,598	Alleghany Corp	152	91
Environmental Control - 1.14%			Arch Capital Group Ltd (a)	4,630	131
Republic Services Inc	1,994	145	Arthur J Gallagher & Co	133,915	9,911
Waste Connections Inc	149,007	11,390	Axis Capital Holdings Ltd	415	23
		$11,535	Brown & Brown Inc	614	17

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Media (continued)
Erie Indemnity Co	858	$111	Sirius XM Holdings Inc	1,414,728 $	8,517
Everest Re Group Ltd	576	126			$19,555
Markel Corp (a)	45	49	Mining - 0.01%
Progressive Corp/The	79,453	5,538	Royal Gold Inc	1,293	99
RenaissanceRe Holdings Ltd	162	20	Miscellaneous Manufacturers - 1.58%
Voya Financial Inc	1,846	81	AO Smith Corp	233,084	10,612
		$16,098	Donaldson Co Inc	4,304	221
Internet - 5.03%			Hexcel Corp	74,269	4,346
CDW Corp/DE	118,148	10,634	Ingersoll-Rand PLC	7,174	688
Etsy Inc (a)	130,865	5,564	Parker-Hannifin Corp	844	128
Expedia Group Inc	4,282	537	Textron Inc	1,519	82
F5 Networks Inc (a)	3,448	604			$16,077
GoDaddy Inc (a)	8,905	652	Office & Business Equipment - 0.05%
GrubHub Inc (a)	94,809	8,793	Zebra Technologies Corp (a)	3,119	519
IAC/InterActiveCorp (a)	28,687	5,640	Oil & Gas - 1.78%
Match Group Inc (a)	2,870	148	Antero Resources Corp (a)	5,856	93
Okta Inc (a)	3,979	232	Apache Corp	2,185	83
Palo Alto Networks Inc (a)	4,536	830	Cabot Oil & Gas Corp	11,604	281
Proofpoint Inc (a)	2,387	217	Cimarex Energy Co	438	35
RingCentral Inc (a)	3,158	246	Concho Resources Inc (a)	903	126
Shopify Inc (a)	21,701	2,998	Continental Resources Inc/OK (a)	1,918	101
Spotify Technology SA (a)	23,075	3,454	Diamondback Energy Inc	119,680	13,447
TripAdvisor Inc (a)	4,815	251	Kosmos Energy Ltd (a)	2,082	13
Twilio Inc (a)	3,330	251	Newfield Exploration Co (a)	3,300	67
Twitter Inc (a)	244,796	8,507	Parsley Energy Inc (a)	163,452	3,828
VeriSign Inc (a)	5,528	788			$18,074
Wayfair Inc (a)	1,988	219
Zendesk Inc (a)	4,802	264	Oil & Gas Services - 0.00%
Zillow Group Inc - A Shares (a)	2,164	87	RPC Inc	949	14
Zillow Group Inc - C Shares (a)	3,990	161	Packaging & Containers - 0.10%
		$51,077	Berry Global Group Inc (a)	3,153	138
Iron & Steel - 0.01%			Crown Holdings Inc (a)	5,920	250
Steel Dynamics Inc	2,843	113	Graphic Packaging Holding Co	2,687	30
			Packaging Corp of America	4,749	436
Leisure Products & Services - 0.91%			Sealed Air Corp	4,031	130
Brunswick Corp/DE	92,017	4,784	Silgan Holdings Inc	1,455	35
Polaris Industries Inc	2,795	248			$1,019
Royal Caribbean Cruises Ltd	40,131	4,203
		$9,235	Pharmaceuticals - 2.54%
			Agios Pharmaceuticals Inc (a)	2,141	135
Lodging - 0.18%			Alkermes PLC (a)	6,973	285
Choice Hotels International Inc	1,731	127	AmerisourceBergen Corp	8,705	766
Extended Stay America Inc	6,139	100	DexCom Inc (a)	24,170	3,209
Hilton Grand Vacations Inc (a)	4,540	122	Herbalife Nutrition Ltd (a)	969	52
Hilton Worldwide Holdings Inc	9,922	706	Jazz Pharmaceuticals PLC (a)	49,096	7,797
MGM Resorts International	1,717	46	Nektar Therapeutics (a)	8,891	344
Wyndham Destinations Inc	4,919	177	Neurocrine Biosciences Inc (a)	4,073	436
Wyndham Hotels & Resorts Inc	4,651	229	PRA Health Sciences Inc (a)	26,651	2,582
Wynn Resorts Ltd	3,669	369	Premier Inc (a)	1,296	58
		$1,876	Sarepta Therapeutics Inc (a)	33,440	4,473
Machinery - Construction & Mining - 0.76%			TESARO Inc (a)	1,834	53
BWX Technologies Inc	131,236	7,672	Zoetis Inc	61,462	5,541
Machinery - Diversified - 2.92%					$25,731
Cognex Corp	204,509	8,761	Pipelines - 0.10%
Cummins Inc	1,949	266	Cheniere Energy Inc (a)	7,209	436
Gardner Denver Holdings Inc (a)	2,268	61	ONEOK Inc	8,630	566
Graco Inc	180,035	7,315			$1,002
IDEX Corp	4,012	509	Real Estate - 0.03%
Nordson Corp	3,208	393	CBRE Group Inc (a)	8,432	340
Rockwell Automation Inc	48,483	7,987
Roper Technologies Inc	1,222	346	REITs - 1.14%
Wabtec Corp	1,117	92	Alexandria Real Estate Equities Inc	299	37
Xylem Inc/NY	60,045	3,938	CoreSite Realty Corp	1,775	167
		$29,668	Equity LifeStyle Properties Inc	4,493	425
			Extra Space Storage Inc	5,508	496
Media - 1.93%			Gaming and Leisure Properties Inc	3,792	128
AMC Networks Inc (a)	2,258	132	Hudson Pacific Properties Inc	1,254	38
Cable One Inc	10,748	9,627	Lamar Advertising Co	3,673	269
CBS Corp	17,067	979	Life Storage Inc	303	28
FactSet Research Systems Inc	1,341	300	Omega Healthcare Investors Inc	1,031	34
			SBA Communications Corp (a)	60,198	9,763

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Taubman Centers Inc	2,833	$156	Electronic Arts Inc (a)	34,606	$3,148
		$11,541	Fair Isaac Corp (a)	1,458	281
Retail - 9.77%			Fidelity National Information Services Inc	2,464	257
Advance Auto Parts Inc	1,765	282	First Data Corp (a)	29,845	559
AutoZone Inc (a)	7,892	5,788	Fiserv Inc (a)	167,415	13,276
Best Buy Co Inc	4,547	319	Guidewire Software Inc (a)	2,826	251
Burlington Stores Inc (a)	151,036	25,901	Jack Henry & Associates Inc	4,252	637
CarMax Inc (a)	3,799	258	Manhattan Associates Inc (a)	3,435	164
Chipotle Mexican Grill Inc (a)	10,347	4,763	MSCI Inc	31,215	4,695
Darden Restaurants Inc	2,218	236	Paychex Inc	16,056	1,052
Dollar General Corp	111,117	12,376	Paycom Software Inc (a)	1,762	221
Dollar Tree Inc (a)	62,707	5,286	Pegasystems Inc	1,866	100
Domino's Pizza Inc	18,058	4,854	PTC Inc (a)	61,869	5,099
Dunkin' Brands Group Inc	3,934	286	RealPage Inc (a)	3,468	184
Floor & Decor Holdings Inc (a)	1,831	47	Red Hat Inc (a)	40,621	6,972
Gap Inc/The	1,478	40	ServiceNow Inc (a)	91,115	16,495
L Brands Inc	2,353	76	Splunk Inc (a)	68,442	6,833
Lululemon Athletica Inc (a)	44,471	6,259	SS&C Technologies Holdings Inc	6,820	349
Michaels Cos Inc/The (a)	1,635	26	Synopsys Inc (a)	145,974	13,069
MSC Industrial Direct Co Inc	1,166	95	Tableau Software Inc (a)	57,226	6,105
Nordstrom Inc	7,148	470	Take-Two Interactive Software Inc (a)	20,585	2,653
Nu Skin Enterprises Inc	805	57	Tyler Technologies Inc (a)	68,169	14,429
Ollie's Bargain Outlet Holdings Inc (a)	96,100	8,928	Ultimate Software Group Inc/The (a)	50,996	13,597
O'Reilly Automotive Inc (a)	37,732	12,102	Veeva Systems Inc (a)	96,913	8,853
Qurate Retail Inc (a)	324,900	7,128	Workday Inc (a)	5,160	686
Ross Stores Inc	18,197	1,802			$146,627
Tapestry Inc	2,016	85	Telecommunications - 0.51%
Tiffany & Co	769	86	Arista Networks Inc (a)	3,045	701
Tractor Supply Co	6,836	628	LogMeIn Inc	1,798	155
Ulta Beauty Inc (a)	2,034	558	Motorola Solutions Inc	680	83
Urban Outfitters Inc (a)	3,862	152	Switch Inc	1,987	18
Wendy's Co/The	9,479	164	Ubiquiti Networks Inc	1,063	99
Williams-Sonoma Inc	1,133	67	Zayo Group Holdings Inc (a)	136,477	4,078
Yum China Holdings Inc	1,157	42			$5,134
		$99,161	Toys, Games & Hobbies - 0.03%
Semiconductors - 4.37%			Hasbro Inc	3,166	289
Advanced Micro Devices Inc (a)	376,379	6,854	Transportation - 1.57%
Analog Devices Inc	4,008	336	CH Robinson Worldwide Inc	51,402	4,576
Cypress Semiconductor Corp	12,107	157	Expeditors International of Washington Inc	6,185	416
IPG Photonics Corp (a)	26,591	3,551	Genesee & Wyoming Inc (a)	812	64
KLA-Tencor Corp	8,323	762	JB Hunt Transport Services Inc	60,058	6,643
Lam Research Corp	5,828	826	Landstar System Inc	2,106	211
Marvell Technology Group Ltd	5,257	86	Old Dominion Freight Line Inc	27,722	3,616
Maxim Integrated Products Inc	102,850	5,144	Schneider National Inc	960	21
Microchip Technology Inc	181,534	11,942	XPO Logistics Inc (a)	4,244	379
MKS Instruments Inc	2,635	194			$15,926
Monolithic Power Systems Inc	66,252	7,826	TOTAL COMMON STOCKS		$990,101
NVIDIA Corp	22,876	4,823	INVESTMENT COMPANIES - 2.83%	Shares Held Value (000's)
ON Semiconductor Corp (a)	15,045	256	Money Market Funds - 2.83%
Skyworks Solutions Inc	4,589	398	Principal Government Money Market Fund	28,751,092	28,751
Teradyne Inc	1,809	62	2.05%(b),(c)
Xilinx Inc	13,183	1,125	TOTAL INVESTMENT COMPANIES		$28,751
		$44,342	Total Investments		$1,018,852
Shipbuilding - 0.05%			Other Assets and Liabilities - (0.39)%		(3,919)
Huntington Ingalls Industries Inc	2,087	456	TOTAL NET ASSETS - 100.00%		$1,014,933
Software - 14.45%
Akamai Technologies Inc (a)	8,568	619
ANSYS Inc (a)	2,960	443	(a) Non-income producing security
Aspen Technology Inc (a)	4,245	360	(b)	Affiliated Security. Security is either an affiliate (and registered under the
athenahealth Inc (a)	1,983	253	Investment Company Act of 1940) or an affiliate as defined by the Investment
Atlassian Corp PLC (a)	3,276	249	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Autodesk Inc (a)	42,451	5,486	voting shares of the security). Please see affiliated sub-schedule for
Black Knight Inc (a)	145,268	7,084	transactional information.
Broadridge Financial Solutions Inc	84,298	9,857	(c) Current yield shown is as of period end.
Cadence Design Systems Inc (a)	15,388	686
CDK Global Inc	7,791	446
Cerner Corp (a)	5,034	288
Citrix Systems Inc	7,437	762
Dun & Bradstreet Corp/The	903	129

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
October 31, 2018

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	28.03%
Technology	20.95%
Consumer, Cyclical	18.56%
Industrial	14.35%
Communications	7.54%
Financial	5.14%
Investment Companies	2.83%
Energy	1.88%
Basic Materials	1.10%
Diversified	0.01%
Other Assets and Liabilities	(0.39)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—			$428,493	$399,742		$28,751
	$—			$428,493	$399,742		$28,751

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$421 $		—		$—		$—
	$421 $		—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2018	Long	37		$6,752			$(467)
Total							$(467)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2018

COMMON STOCKS - 97.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.16%			Chemicals (continued)
Curtiss-Wright Corp	34,531	$3,780	Olin Corp	131,115	$2,648
Esterline Technologies Corp (a)	20,804	2,441	PolyOne Corp	62,764	2,028
MSA Safety Inc	27,460	2,868	RPM International Inc	104,768	6,409
Teledyne Technologies Inc (a)	28,195	6,239	Sensient Technologies Corp	33,192	2,153
		$15,328	Valvoline Inc	149,760	2,983
Airlines - 0.31%			Versum Materials Inc	85,538	2,699
JetBlue Airways Corp (a)	245,623	4,109			$33,707
Apparel - 0.72%			Commercial Services - 4.12%
Carter's Inc	36,485	3,502	Aaron's Inc	54,311	2,560
Deckers Outdoor Corp (a)	23,612	3,003	Adtalem Global Education Inc (a)	47,053	2,382
Skechers U.S.A. Inc (a)	106,068	3,030	ASGN Inc (a)	41,294	2,770
		$9,535	Avis Budget Group Inc (a)	52,229	1,469
Automobile Parts & Equipment - 0.54%			Brink's Co/The	40,004	2,653
Adient PLC	68,177	2,074	CoreLogic Inc/United States (a)	63,551	2,582
Dana Inc	113,485	1,767	Deluxe Corp	37,389	1,765
Delphi Technologies PLC	69,708	1,495	Graham Holdings Co	3,442	2,000
Visteon Corp (a)	23,056	1,822	Healthcare Services Group Inc	57,895	2,350
		$7,158	HealthEquity Inc (a)	42,527	3,904
Banks - 7.13%			ManpowerGroup Inc	50,951	3,887
Associated Banc-Corp	135,114	3,132	MarketAxess Holdings Inc	29,498	6,185
BancorpSouth Bank	70,510	2,024	Sabre Corp	196,566	4,845
Bank of Hawaii Corp	33,000	2,589	Service Corp International/US	141,604	5,872
Bank OZK	94,910	2,597	Sotheby's (a)	28,771	1,209
Cathay General Bancorp	60,605	2,283	Weight Watchers International Inc (a)	30,338	2,005
Chemical Financial Corp	56,058	2,627	WEX Inc (a)	33,832	5,953
Commerce Bancshares Inc/MO	74,499	4,738			$54,391
Cullen/Frost Bankers Inc	50,175	4,913	Computers - 1.97%
East West Bancorp Inc	113,774	5,966	Leidos Holdings Inc	118,148	7,654
First Horizon National Corp	255,166	4,118	Lumentum Holdings Inc (a)	49,298	2,694
FNB Corp/PA	254,582	3,012	MAXIMUS Inc	50,435	3,277
Fulton Financial Corp	138,117	2,211	NCR Corp (a)	92,566	2,485
Hancock Whitney Corp	67,003	2,811	NetScout Systems Inc (a)	56,907	1,437
Home BancShares Inc/AR	126,160	2,402	Perspecta Inc	111,902	2,741
International Bancshares Corp	43,098	1,668	Science Applications International Corp	33,324	2,316
MB Financial Inc	66,108	2,935	Teradata Corp (a)	93,508	3,404
PacWest Bancorp	96,122	3,904			$26,008
Pinnacle Financial Partners Inc	57,475	3,006	Consumer Products - 0.19%
Prosperity Bancshares Inc	52,090	3,387	Helen of Troy Ltd (a)	20,683	2,567
Signature Bank/New York NY	43,459	4,776	Cosmetics & Personal Care - 0.15%
Synovus Financial Corp	92,133	3,461	Edgewell Personal Care Co (a)	42,428	2,036
TCF Financial Corp	131,659	2,749	Distribution & Wholesale - 0.63%
Texas Capital Bancshares Inc (a)	39,380	2,569	Pool Corp	31,700	4,620
Trustmark Corp	53,091	1,635	Watsco Inc	25,166	3,729
UMB Financial Corp	35,398	2,260			$8,349
Umpqua Holdings Corp	172,888	3,319	Diversified Financial Services - 2.39%
United Bankshares Inc/WV	81,512	2,704	Eaton Vance Corp	92,678	4,175
Valley National Bancorp	260,243	2,597	Evercore Inc - Class A	32,155	2,627
Webster Financial Corp	72,410	4,261	Federated Investors Inc	75,155	1,854
Wintrust Financial Corp	44,254	3,370	Interactive Brokers Group Inc - A Shares	58,950	2,913
		$94,024	Janus Henderson Group PLC	132,168	3,248
Beverages - 0.16%			Legg Mason Inc	67,090	1,893
Boston Beer Co Inc/The (a)	6,780	2,083	LendingTree Inc (a)	5,837	1,177
Biotechnology - 0.86%			Navient Corp	184,910	2,141
Bio-Rad Laboratories Inc (a)	15,731	4,292	SEI Investments Co	103,426	5,528
Exelixis Inc (a)	233,992	3,245	SLM Corp (a)	341,826	3,466
United Therapeutics Corp (a)	34,203	3,792	Stifel Financial Corp	55,903	2,556
		$11,329			$31,578
Building Materials - 0.85%			Electric - 2.02%
Eagle Materials Inc	37,518	2,770	ALLETE Inc	40,325	2,984
Lennox International Inc	28,445	5,999	Black Hills Corp	42,079	2,504
Louisiana-Pacific Corp	112,050	2,439	Hawaiian Electric Industries Inc	85,483	3,189
		$11,208	IDACORP Inc	39,565	3,690
Chemicals - 2.55%			MDU Resources Group Inc	153,897	3,841
Ashland Global Holdings Inc	49,012	3,626	NorthWestern Corp	39,504	2,321
Cabot Corp	48,332	2,353	OGE Energy Corp	156,813	5,669
Chemours Co/The	138,845	4,583	PNM Resources Inc	62,538	2,402
Minerals Technologies Inc	27,719	1,518			$26,600
NewMarket Corp	7,014	2,707

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electrical Components & Equipment - 1.44%			Gas (continued)
Acuity Brands Inc	31,547	$3,964	Vectren Corp	65,229	$4,666
Belden Inc	31,906	1,725			$33,059
Energizer Holdings Inc	46,927	2,758	Hand & Machine Tools - 0.67%
EnerSys	33,071	2,631	Kennametal Inc	64,104	2,273
Hubbell Inc	43,004	4,373	Lincoln Electric Holdings Inc	51,167	4,140
Littelfuse Inc	19,691	3,567	Regal Beloit Corp	34,117	2,446
		$19,018			$8,859
Electronics - 4.02%			Healthcare - Products - 4.87%
Arrow Electronics Inc (a)	68,611	4,646	Avanos Medical Inc (a)	37,121	2,101
Avnet Inc	90,887	3,642	Bio-Techne Corp	29,623	4,968
Coherent Inc (a)	19,078	2,349	Cantel Medical Corp	28,489	2,255
Gentex Corp	211,131	4,444	Globus Medical Inc (a)	57,540	3,041
Jabil Inc	120,347	2,976	Haemonetics Corp (a)	40,585	4,240
Keysight Technologies Inc (a)	147,153	8,399	Hill-Rom Holdings Inc	52,135	4,384
National Instruments Corp	88,229	4,321	ICU Medical Inc (a)	13,016	3,316
nVent Electric PLC	127,915	3,124	Inogen Inc (a)	13,756	2,608
Resideo Technologies Inc (a)	97,022	2,042	Integra LifeSciences Holdings Corp (a)	55,477	2,972
SYNNEX Corp	32,684	2,537	LivaNova PLC (a)	38,150	4,272
Tech Data Corp (a)	30,109	2,127	Masimo Corp (a)	37,682	4,356
Trimble Inc (a)	196,245	7,336	NuVasive Inc (a)	40,372	2,268
Vishay Intertechnology Inc	103,729	1,898	Patterson Cos Inc	64,788	1,463
Woodward Inc	43,591	3,210	STERIS PLC	66,384	7,256
		$53,051	Teleflex Inc	35,955	8,656
Energy - Alternate Sources - 0.19%			West Pharmaceutical Services Inc	57,737	6,115
First Solar Inc (a)	59,244	2,476			$64,271
Engineering & Construction - 0.94%			Healthcare - Services - 2.74%
AECOM (a)	126,231	3,679	Acadia Healthcare Co Inc (a)	69,305	2,876
Dycom Industries Inc (a)	24,524	1,665	Catalent Inc (a)	113,743	4,588
EMCOR Group Inc	45,679	3,242	Charles River Laboratories International Inc (a)	37,710	4,594
Granite Construction Inc	35,875	1,640	Chemed Corp	12,631	3,844
KBR Inc	110,466	2,185	Encompass Health Corp	77,620	5,224
		$12,411	LifePoint Health Inc (a)	30,356	1,969
Entertainment - 1.74%			MEDNAX Inc (a)	73,383	3,030
Churchill Downs Inc	9,370	2,339	Molina Healthcare Inc (a)	48,490	6,147
Cinemark Holdings Inc	83,470	3,470	Syneos Health Inc (a)	47,674	2,175
Eldorado Resorts Inc (a)	51,004	1,861	Tenet Healthcare Corp (a)	65,118	1,676
International Speedway Corp	19,189	720			$36,123
Live Nation Entertainment Inc (a)	108,330	5,666	Home Builders - 1.14%
Marriott Vacations Worldwide Corp	32,157	2,845	KB Home	67,184	1,342
Penn National Gaming Inc (a)	83,643	2,031	NVR Inc (a)	2,676	5,992
Scientific Games Corp (a)	43,067	959	Thor Industries Inc	39,303	2,737
Six Flags Entertainment Corp	56,093	3,021	Toll Brothers Inc	106,443	3,583
		$22,912	TRI Pointe Group Inc (a)	119,368	1,420
Environmental Control - 0.21%					$15,074
Clean Harbors Inc (a)	40,074	2,727	Home Furnishings - 0.13%
Food - 2.57%			Tempur Sealy International Inc (a)	35,904	1,659
Flowers Foods Inc	144,045	2,782	Housewares - 0.61%
Hain Celestial Group Inc/The (a)	70,189	1,746	Scotts Miracle-Gro Co/The	30,900	2,062
Ingredion Inc	55,765	5,642	Toro Co/The	82,590	4,652
Lamb Weston Holdings Inc	114,960	8,985	Tupperware Brands Corp	39,274	1,379
Lancaster Colony Corp	15,324	2,626			$8,093
Post Holdings Inc (a)	52,306	4,625	Insurance - 4.67%
Sanderson Farms Inc	15,779	1,553	Alleghany Corp	11,728	7,045
Sprouts Farmers Market Inc (a)	99,778	2,683	American Financial Group Inc/OH	55,256	5,527
Tootsie Roll Industries Inc	14,564	460	Aspen Insurance Holdings Ltd	46,867	1,963
TreeHouse Foods Inc (a)	44,160	2,012	Brown & Brown Inc	181,988	5,128
United Natural Foods Inc (a)	39,617	861	CNO Financial Group Inc	129,204	2,442
		$33,975	First American Financial Corp	87,666	3,886
Forest Products & Paper - 0.17%			Genworth Financial Inc (a)	393,093	1,682
Domtar Corp	49,381	2,287	Hanover Insurance Group Inc/The	33,396	3,720
Gas - 2.51%			Kemper Corp	47,782	3,593
Atmos Energy Corp	87,306	8,126	Mercury General Corp	21,287	1,263
National Fuel Gas Co	67,482	3,663	Old Republic International Corp	223,218	4,922
New Jersey Resources Corp	69,307	3,126	Primerica Inc	33,860	3,716
ONE Gas Inc	41,233	3,254	Reinsurance Group of America Inc	49,978	7,115
Southwest Gas Holdings Inc	38,576	2,981	RenaissanceRe Holdings Ltd	31,612	3,862
UGI Corp	136,502	7,243	WR Berkley Corp	75,552	5,734
					$61,598

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet - 0.10%			Oil & Gas - 4.04%
Cars.com Inc (a)	50,369	$1,315	Callon Petroleum Co (a)	178,667	$1,781
Iron & Steel - 1.62%			Chesapeake Energy Corp (a)	716,244	2,514
Allegheny Technologies Inc (a)	98,677	2,555	CNX Resources Corp (a)	167,276	2,618
Carpenter Technology Corp	37,104	1,618	Diamond Offshore Drilling Inc (a)	50,714	719
Commercial Metals Co	91,870	1,751	Energen Corp (a)	64,341	4,631
Reliance Steel & Aluminum Co	56,804	4,483	Ensco PLC	343,182	2,450
Steel Dynamics Inc	184,335	7,300	Gulfport Energy Corp (a)	123,817	1,128
United States Steel Corp	139,141	3,691	Matador Resources Co (a)	81,311	2,345
		$21,398	Murphy Oil Corp	127,711	4,069
Leisure Products & Services - 0.58%			Murphy USA Inc (a)	23,494	1,894
Brunswick Corp/DE	68,088	3,540	Nabors Industries Ltd	255,542	1,270
Polaris Industries Inc	45,938	4,087	Oasis Petroleum Inc (a)	209,718	2,110
		$7,627	Patterson-UTI Energy Inc	172,747	2,875
Lodging - 0.63%			PBF Energy Inc	94,094	3,938
Boyd Gaming Corp	63,467	1,686	QEP Resources Inc (a)	186,055	1,658
Wyndham Destinations Inc	78,056	2,800	Range Resources Corp	162,557	2,577
Wyndham Hotels & Resorts Inc	78,474	3,868	Rowan Cos PLC (a)	99,752	1,587
		$8,354	SM Energy Co	80,998	1,971
			Southwestern Energy Co (a)	460,316	2,458
Machinery - Construction & Mining - 0.37%			Transocean Ltd (a)	337,253	3,713
Oshkosh Corp	57,395	3,222	WPX Energy Inc (a)	309,976	4,972
Terex Corp	50,920	1,700			$53,278
		$4,922	Oil & Gas Services - 0.85%
Machinery - Diversified - 2.44%			Apergy Corp (a)	60,722	2,367
AGCO Corp	52,178	2,924	Core Laboratories NV	34,712	2,959
Cognex Corp	135,066	5,786	Dril-Quip Inc (a)	29,479	1,255
Graco Inc	131,233	5,332	McDermott International Inc (a)	141,742	1,096
IDEX Corp	60,203	7,635	NOW Inc (a)	85,099	1,093
Nordson Corp	41,088	5,041	Oceaneering International Inc (a)	77,361	1,465
Wabtec Corp	67,351	5,524	Superior Energy Services Inc (a)	121,325	950
		$32,242			$11,185
Media - 1.76%			Packaging & Containers - 0.90%
AMC Networks Inc (a)	35,679	2,090	Bemis Co Inc	71,458	3,271
Cable One Inc	3,895	3,489	Greif Inc - Class A	20,367	963
FactSet Research Systems Inc	30,116	6,739	Owens-Illinois Inc (a)	125,028	1,959
John Wiley & Sons Inc	35,720	1,937	Silgan Holdings Inc	60,793	1,461
Meredith Corp	31,239	1,611	Sonoco Products Co	78,200	4,268
New York Times Co/The	110,791	2,925			$11,922
TEGNA Inc	169,011	1,950
World Wrestling Entertainment Inc	34,050	2,472	Pharmaceuticals - 0.57%
		$23,213	Mallinckrodt PLC (a)	65,329	1,637
			PRA Health Sciences Inc (a)	45,484	4,406
Metal Fabrication & Hardware - 0.43%			Prestige Consumer Healthcare Inc (a)	40,618	1,469
Timken Co/The	54,484	2,155			$7,512
Valmont Industries Inc	17,593	2,187
Worthington Industries Inc	31,718	1,328	Real Estate - 0.50%
		$5,670	Jones Lang LaSalle Inc	35,752	4,728
			Realogy Holdings Corp	97,372	1,857
Mining - 0.40%					$6,585
Compass Minerals International Inc	26,578	1,289
Royal Gold Inc	51,430	3,941	REITs - 8.55%
		$5,230	Alexander & Baldwin Inc	53,154	1,039
			American Campus Communities Inc	107,584	4,251
Miscellaneous Manufacturers - 1.89%			Camden Property Trust	72,863	6,577
AptarGroup Inc	48,822	4,978	CoreCivic Inc	93,090	2,091
Carlisle Cos Inc	46,901	4,530	CoreSite Realty Corp	28,817	2,705
Crane Co	39,773	3,462	Corporate Office Properties Trust	81,073	2,095
Donaldson Co Inc	101,264	5,193	Cousins Properties Inc	330,053	2,743
ITT Inc	68,776	3,473	CyrusOne Inc	82,119	4,371
Trinity Industries Inc	115,974	3,311	Douglas Emmett Inc	126,735	4,587
		$24,947	EPR Properties	58,372	4,012
Office & Business Equipment - 0.61%			First Industrial Realty Trust Inc	98,912	3,037
Pitney Bowes Inc	147,619	977	GEO Group Inc/The	95,613	2,114
Zebra Technologies Corp (a)	42,154	7,010	Healthcare Realty Trust Inc	98,322	2,739
		$7,987	Highwoods Properties Inc	81,229	3,464
Office Furnishings - 0.21%			Hospitality Properties Trust	129,046	3,306
Herman Miller Inc	46,713	1,539	JBG SMITH Properties	85,025	3,187
HNI Corp	34,337	1,301	Kilroy Realty Corp	79,023	5,443
		$2,840	Lamar Advertising Co	66,434	4,871
			LaSalle Hotel Properties	86,676	2,861
			Liberty Property Trust	116,051	4,859
			Life Storage Inc	36,590	3,445

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software (continued)
Mack-Cali Realty Corp	70,902	$1,439	Manhattan Associates Inc (a)	51,630	$2,465
Medical Properties Trust Inc	286,457	4,257	Medidata Solutions Inc (a)	46,852	3,294
National Retail Properties Inc	123,255	5,762	PTC Inc (a)	83,260	6,862
Omega Healthcare Investors Inc	157,287	5,246	Tyler Technologies Inc (a)	30,345	6,423
PotlatchDeltic Corp	49,270	1,786	Ultimate Software Group Inc/The (a)	24,495	6,531
Rayonier Inc	101,642	3,070			$62,886
Sabra Health Care REIT Inc	139,975	3,030	Telecommunications - 1.43%
Senior Housing Properties Trust	186,579	2,998	ARRIS International PLC (a)	133,087	3,310
Tanger Factory Outlet Centers Inc	73,729	1,641	Ciena Corp (a)	111,959	3,500
Taubman Centers Inc	47,887	2,634	InterDigital Inc	27,331	1,939
Uniti Group Inc	137,935	2,640	LogMeIn Inc	40,724	3,507
Urban Edge Properties	89,522	1,834	Plantronics Inc	25,886	1,526
Weingarten Realty Investors	93,516	2,630	Telephone & Data Systems Inc	72,294	2,229
		$112,764	ViaSat Inc (a)	43,947	2,802
Retail - 5.32%					$18,813
American Eagle Outfitters Inc	132,290	3,051	Transportation - 1.77%
AutoNation Inc (a)	45,156	1,828	Genesee & Wyoming Inc (a)	46,662	3,697
Bed Bath & Beyond Inc	110,020	1,512	Kirby Corp (a)	42,306	3,043
Big Lots Inc	31,673	1,315	Knight-Swift Transportation Holdings Inc	100,682	3,222
Brinker International Inc	32,051	1,389	Landstar System Inc	32,263	3,229
Casey's General Stores Inc	28,732	3,623	Old Dominion Freight Line Inc	51,502	6,717
Cheesecake Factory Inc/The	33,104	1,600	Ryder System Inc	41,686	2,306
Cracker Barrel Old Country Store Inc	18,846	2,990	Werner Enterprises Inc	34,871	1,123
Dick's Sporting Goods Inc	60,084	2,125			$23,337
Dillard's Inc	15,105	1,064	Trucking & Leasing - 0.17%
Domino's Pizza Inc	32,876	8,837	GATX Corp	29,599	2,218
Dunkin' Brands Group Inc	65,774	4,773	Water - 0.34%
Five Below Inc (a)	43,752	4,980	Aqua America Inc	139,684	4,544
Jack in the Box Inc	21,400	1,689	TOTAL COMMON STOCKS		$1,286,247
Michaels Cos Inc/The (a)	76,691	1,216	INVESTMENT COMPANIES - 2.44%	Shares Held Value (000's)
MSC Industrial Direct Co Inc	36,165	2,932
Nu Skin Enterprises Inc	43,598	3,061	Exchange Traded Funds - 0.51%
Ollie's Bargain Outlet Holdings Inc (a)	40,364	3,750	iShares Core S&P Mid-Cap ETF	36,900	6,717
Papa John's International Inc	17,627	961	Money Market Funds - 1.93%
Sally Beauty Holdings Inc (a)	94,325	1,680	Principal Government Money Market Fund	25,457,512	25,458
Signet Jewelers Ltd	40,757	2,284	2.05%(b),(c)
Texas Roadhouse Inc	52,188	3,155	TOTAL INVESTMENT COMPANIES		$32,175
Urban Outfitters Inc (a)	59,878	2,363	Total Investments		$1,318,422
Wendy's Co/The	146,992	2,534	Other Assets and Liabilities - 0.09%		1,169
Williams-Sonoma Inc	63,245	3,756	TOTAL NET ASSETS - 100.00%		$1,319,591
World Fuel Services Corp	53,344	1,707
		$70,175	(a) Non-income producing security
Savings & Loans - 0.66%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
New York Community Bancorp Inc	384,992	3,688	Investment Company Act of 1940) or an affiliate as defined by the Investment
Sterling Bancorp/DE	177,027	3,183	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Washington Federal Inc	65,588	1,847	voting shares of the security). Please see affiliated sub-schedule for
		$8,718	transactional information.
Semiconductors - 2.19%			(c) Current yield shown is as of period end.
Cirrus Logic Inc (a)	47,909	1,794
Cree Inc (a)	79,918	3,102
Cypress Semiconductor Corp	283,851	3,673	Portfolio Summary (unaudited)
Integrated Device Technology Inc (a)	101,554	4,754	Sector		Percent
MKS Instruments Inc	43,017	3,170	Financial		23.90%
Monolithic Power Systems Inc	30,553	3,609	Industrial		17.26%
Silicon Laboratories Inc (a)	34,035	2,775	Consumer, Non-cyclical		16.23%
Synaptics Inc (a)	27,763	1,042	Consumer, Cyclical		12.56%
Teradyne Inc	146,376	5,043	Technology		9.54%
		$28,962	Energy		5.08%
			Utilities		4.87%
Software - 4.77%			Basic Materials		4.74%
ACI Worldwide Inc (a)	90,886	2,280	Communications		3.29%
Allscripts Healthcare Solutions Inc (a)	137,090	1,633	Investment Companies		2.44%
Blackbaud Inc	38,145	2,736	Other Assets and Liabilities		0.09%
CDK Global Inc	101,626	5,817	TOTAL NET ASSETS		100.00%
CommVault Systems Inc (a)	30,163	1,756
Dun & Bradstreet Corp/The	29,149	4,147
Fair Isaac Corp (a)	22,882	4,410
j2 Global Inc	36,729	2,675
Jack Henry & Associates Inc	60,595	9,079
LiveRamp Holdings Inc (a)	60,824	2,778

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2018

Affiliated Securities	October 31, 2017		Purchases		Sales	October 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—			$205,532	$180,074		$25,458
	$—			$205,532	$180,074		$25,458

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$176		$—		$—		$—
	$176		$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2018	Long	145		$26,460			$(185)
Total							$(185)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS - 98.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.77%			Banks (continued)
Interpublic Group of Cos Inc/The	305,839	$7,083	Popular Inc	2,553	$133
Omnicom Group Inc	2,313	172	Prosperity Bancshares Inc	108,287	7,042
		$7,255	Regions Financial Corp	29,477	500
Aerospace & Defense - 0.59%			Signature Bank/New York NY	364	40
Arconic Inc	8,968	182	SunTrust Banks Inc	259,398	16,253
Curtiss-Wright Corp	29,826	3,265	SVB Financial Group (a)	221	52
Harris Corp	100	15	Synovus Financial Corp	68,239	2,563
L3 Technologies Inc	6,903	1,308	TCF Financial Corp	4,300	90
Rockwell Collins Inc	2,556	327	Texas Capital Bancshares Inc (a)	484	32
Spirit AeroSystems Holdings Inc	1,250	105	Umpqua Holdings Corp	7,167	137
Teledyne Technologies Inc (a)	1,716	380	Webster Financial Corp	9,489	558
		$5,582	Western Alliance Bancorp (a)	32,361	1,561
Agriculture - 1.83%			Wintrust Financial Corp	1,419	108
Archer-Daniels-Midland Co	360,419	17,030	Zions Bancorp NA	3,454	162
Bunge Ltd	2,534	156			$45,242
		$17,186	Beverages - 0.04%
Airlines - 0.16%			Brown-Forman Corp - B Shares	740	35
Alaska Air Group Inc	2,163	133	Molson Coors Brewing Co	4,926	315
American Airlines Group Inc	20,196	708			$350
Copa Holdings SA	811	59	Biotechnology - 0.17%
JetBlue Airways Corp (a)	7,333	123	Alnylam Pharmaceuticals Inc (a)	3,772	304
United Continental Holdings Inc (a)	5,805	496	Bio-Rad Laboratories Inc (a)	2,376	648
		$1,519	Bluebird Bio Inc (a)	760	87
Apparel - 1.45%			United Therapeutics Corp (a)	5,419	601
Carter's Inc	112,700	10,817			$1,640
Columbia Sportswear Co	6,821	615	Building Materials - 0.75%
Michael Kors Holdings Ltd (a)	2,047	113	Eagle Materials Inc	255	19
PVH Corp	2,835	343	Fortune Brands Home & Security Inc	2,685	120
Ralph Lauren Corp	3,336	433	Lennox International Inc	689	146
Skechers U.S.A. Inc (a)	1,734	49	Martin Marietta Materials Inc	94	16
Under Armour Inc - Class A (a)	1,483	33	Masco Corp	1,766	53
Under Armour Inc - Class C (a)	1,144	23	Owens Corning	140,175	6,626
VF Corp	14,266	1,182	USG Corp	1,987	84
		$13,608	Vulcan Materials Co	142	14
Automobile Manufacturers - 0.27%					$7,078
PACCAR Inc	44,432	2,542	Chemicals - 2.12%
Automobile Parts & Equipment - 1.02%			Albemarle Corp	1,943	193
Adient PLC	2,297	70	Axalta Coating Systems Ltd (a)	3,185	79
Aptiv PLC	625	48	Cabot Corp	24,778	1,206
BorgWarner Inc	232,042	9,145	Celanese Corp	51,584	5,000
Goodyear Tire & Rubber Co/The	5,715	120	CF Industries Holdings Inc	17,588	845
Lear Corp	1,653	220	Eastman Chemical Co	143,066	11,209
Visteon Corp (a)	297	23	FMC Corp	1,431	112
		$9,626	GCP Applied Technologies Inc (a)	1,149	30
Banks - 4.81%			Huntsman Corp	5,474	120
Associated Banc-Corp	4,208	98	Ingevity Corp (a)	2,305	210
Bank of Hawaii Corp	14,073	1,104	International Flavors & Fragrances Inc	939	136
Bank OZK	3,051	83	Mosaic Co/The	6,321	196
BankUnited Inc	4,190	139	NewMarket Corp	32	12
BOK Financial Corp	672	58	Olin Corp	4,258	86
CIT Group Inc	2,849	135	RPM International Inc	3,159	193
Citizens Financial Group Inc	154,858	5,784	Univar Inc (a)	2,459	60
Comerica Inc	4,522	369	Valvoline Inc	4,763	95
Commerce Bancshares Inc/MO	25,057	1,594	Westlake Chemical Corp	202	14
Cullen/Frost Bankers Inc	1,412	138	WR Grace & Co	2,330	151
East West Bancorp Inc	2,403	126			$19,947
Fifth Third Bancorp	54,402	1,469	Coal - 0.02%
First Citizens BancShares Inc/NC	208	89	CONSOL Energy Inc (a)	5,073	202
First Hawaiian Inc	27,415	680	Commercial Services - 1.87%
First Horizon National Corp	7,810	126	AMERCO	180	59
First Republic Bank/CA	2,889	263	Aramark	4,398	158
FNB Corp/PA	8,296	98	Booz Allen Hamilton Holding Corp	8,179	405
Huntington Bancshares Inc/OH	33,561	481	Bright Horizons Family Solutions Inc (a)	160	18
KeyCorp	38,607	701	CoreLogic Inc/United States (a)	807	33
M&T Bank Corp	11,530	1,907	Equifax Inc	5,211	528
Northern Trust Corp	4,142	390	Euronet Worldwide Inc (a)	8,497	945
PacWest Bancorp	3,065	124	Graham Holdings Co	106	62
Pinnacle Financial Partners Inc	1,052	55	H&R Block Inc	29,875	793

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electric (continued)
IHS Markit Ltd (a)	22,957	$1,206	CMS Energy Corp	5,072	$251
Macquarie Infrastructure Corp	1,997	74	Consolidated Edison Inc	19,619	1,491
ManpowerGroup Inc	1,553	118	DTE Energy Co	96,577	10,855
Nielsen Holdings PLC	6,419	167	Edison International	13,159	913
Quanta Services Inc (a)	317,911	9,918	Entergy Corp	6,714	564
Sabre Corp	8,091	200	Evergy Inc	7,349	411
Service Corp International/US	1,660	69	Eversource Energy	7,522	476
Western Union Co/The	10,177	184	FirstEnergy Corp	31,835	1,187
Worldpay Inc (a)	29,020	2,665	Hawaiian Electric Industries Inc	2,817	105
		$17,602	MDU Resources Group Inc	64,275	1,604
Computers - 3.83%			NRG Energy Inc	45,462	1,645
Amdocs Ltd	3,302	209	OGE Energy Corp	6,494	235
Conduent Inc (a)	4,650	89	PG&E Corp (a)	14,675	687
Dell Technologies Inc Class V (a)	12,201	1,103	Pinnacle West Capital Corp	2,010	165
DXC Technology Co	120,870	8,803	PPL Corp	39,682	1,207
Genpact Ltd	2,340	64	Public Service Enterprise Group Inc	37,281	1,992
Hewlett Packard Enterprise Co	485,990	7,411	SCANA Corp	4,551	182
Leidos Holdings Inc	117,240	7,595	Sempra Energy	4,929	543
MAXIMUS Inc	142,700	9,271	Vistra Energy Corp (a)	74,066	1,676
NetApp Inc	1,970	155	WEC Energy Group Inc	24,264	1,660
Teradata Corp (a)	15,530	565	Xcel Energy Inc	217,480	10,659
Western Digital Corp	16,648	717			$49,543
		$35,982	Electrical Components & Equipment - 0.79%
Consumer Products - 0.12%			Acuity Brands Inc	1,818	228
Avery Dennison Corp	2,670	242	AMETEK Inc	19,419	1,303
Church & Dwight Co Inc	668	40	Energizer Holdings Inc	681	40
Clorox Co/The	5,824	864	Hubbell Inc	57,385	5,836
		$1,146	Littelfuse Inc	299	54
Cosmetics & Personal Care - 0.01%					$7,461
Coty Inc	11,420	121	Electronics - 2.44%
Distribution & Wholesale - 0.16%			ADT Inc	3,239	25
HD Supply Holdings Inc (a)	8,960	337	Agilent Technologies Inc	18,657	1,209
KAR Auction Services Inc	3,308	188	Allegion PLC	891	76
LKQ Corp (a)	5,543	152	Arrow Electronics Inc (a)	1,565	106
Watsco Inc	189	28	Avnet Inc	2,748	110
WESCO International Inc (a)	3,633	182	Coherent Inc (a)	38,235	4,709
WW Grainger Inc	2,150	610	Corning Inc	14,366	459
		$1,497	Flex Ltd (a)	769,375	6,047
Diversified Financial Services - 1.90%			FLIR Systems Inc	16,991	787
Affiliated Managers Group Inc	5,889	669	Fortive Corp	16,609	1,233
Air Lease Corp	2,297	87	Garmin Ltd	3,170	210
Ally Financial Inc	70,318	1,787	Gentex Corp	2,241	47
Ameriprise Financial Inc	5,406	688	Jabil Inc	3,841	95
BGC Partners Inc	29,537	312	Keysight Technologies Inc (a)	117,838	6,726
Cboe Global Markets Inc	3,227	365	National Instruments Corp	8,209	402
Credit Acceptance Corp (a)	49	21	nVent Electric PLC	4,208	103
Discover Financial Services	6,197	431	PerkinElmer Inc	1,980	171
E*TRADE Financial Corp	176,375	8,716	Sensata Technologies Holding PLC (a)	1,372	64
Franklin Resources Inc	7,982	244	Trimble Inc (a)	9,081	340
Interactive Brokers Group Inc - A Shares	294	15	Waters Corp (a)	100	19
Invesco Ltd	7,592	165			$22,938
Jefferies Financial Group Inc	70,111	1,505	Energy - Alternate Sources - 0.01%
Lazard Ltd	441	18	First Solar Inc (a)	1,893	79
Legg Mason Inc	9,708	274	Engineering & Construction - 0.06%
Nasdaq Inc	2,080	180	AECOM (a)	7,203	210
Navient Corp	13,714	159	Fluor Corp	2,510	110
OneMain Holdings Inc (a)	1,993	57	Jacobs Engineering Group Inc	3,503	263
Raymond James Financial Inc	1,666	128			$583
Santander Consumer USA Holdings Inc	2,943	55	Entertainment - 1.43%
SLM Corp (a)	10,661	108	Cinemark Holdings Inc	297,269	12,358
Synchrony Financial	39,002	1,127	Dolby Laboratories Inc	1,468	101
T Rowe Price Group Inc	7,448	722	International Game Technology PLC	2,348	43
		$17,833	Lions Gate Entertainment Corp - A shares	1,352	26
Electric - 5.27%			Lions Gate Entertainment Corp - B shares	2,479	44
AES Corp/VA	20,301	296	Madison Square Garden Co/The (a)	3,209	888
Alliant Energy Corp	213,168	9,162			$13,460
Ameren Corp	6,691	432
CenterPoint Energy Inc	42,385	1,145

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Environmental Control - 1.08%			Healthcare - Services (continued)
Clean Harbors Inc (a)	1,344	$92	Quest Diagnostics Inc	138,858	$13,068
Pentair PLC	5,675	228	Universal Health Services Inc	3,138	381
Republic Services Inc	130,702	9,499	WellCare Health Plans Inc (a)	2,227	615
Stericycle Inc (a)	7,287	364			$18,567
		$10,183	Holding Companies - Diversified - 0.00%
Food - 4.55%			Spectrum Brands Holdings Inc	593	39
Campbell Soup Co	981	37	Home Builders - 0.06%
Conagra Brands Inc	11,121	396	DR Horton Inc	4,304	155
Flowers Foods Inc	4,498	87	Lennar Corp - A Shares	3,897	167
Hain Celestial Group Inc/The (a)	4,710	117	Lennar Corp - B Shares	333	12
Hershey Co/The	4,797	514	PulteGroup Inc	5,817	143
Hormel Foods Corp	216,366	9,442	Thor Industries Inc	272	19
Ingredion Inc	100,685	10,187	Toll Brothers Inc	1,787	60
JM Smucker Co/The	4,008	434			$556
Kellogg Co	10,086	660	Home Furnishings - 0.03%
Kroger Co/The	318,214	9,471	Leggett & Platt Inc	3,141	114
Lamb Weston Holdings Inc	20,016	1,564	Whirlpool Corp	1,785	196
McCormick & Co Inc/MD	2,061	297			$310
Pilgrim's Pride Corp (a)	1,641	29	Housewares - 0.02%
Post Holdings Inc (a)	498	44	Newell Brands Inc	7,903	125
Seaboard Corp	7	27	Scotts Miracle-Gro Co/The	539	36
Sysco Corp	122,739	8,755			$161
TreeHouse Foods Inc (a)	1,328	61
Tyson Foods Inc	7,647	458	Insurance - 12.10%
US Foods Holding Corp (a)	8,502	248	Aflac Inc	227,084	9,781
		$42,828	Alleghany Corp	25,969	15,599
			Allstate Corp/The	108,950	10,429
Forest Products & Paper - 0.06%			American Financial Group Inc/OH	80,166	8,020
Domtar Corp	1,658	77	American National Insurance Co	6,431	792
International Paper Co	9,943	451	Arch Capital Group Ltd (a)	5,862	166
		$528	Arthur J Gallagher & Co	162,902	12,056
Gas - 0.50%			Assurant Inc	1,295	126
Atmos Energy Corp	3,304	307	Assured Guaranty Ltd	10,693	427
National Fuel Gas Co	44,606	2,422	Athene Holding Ltd (a)	5,139	235
NiSource Inc	6,526	166	AXA Equitable Holdings Inc	3,650	74
UGI Corp	5,415	287	Axis Capital Holdings Ltd	10,010	559
Vectren Corp	21,196	1,516	Brighthouse Financial Inc (a)	2,851	113
		$4,698	Brown & Brown Inc	5,120	144
Hand & Machine Tools - 0.12%			Cincinnati Financial Corp	13,165	1,035
Kennametal Inc	13,539	480	CNA Financial Corp	863	37
Lincoln Electric Holdings Inc	300	24	Erie Indemnity Co	190	25
Regal Beloit Corp	1,316	94	Everest Re Group Ltd	439	96
Snap-on Inc	1,556	240	Fidelity National Financial Inc	280,413	9,380
Stanley Black & Decker Inc	2,782	324	First American Financial Corp	2,671	118
		$1,162	Genworth Financial Inc (a)	72,290	309
Healthcare - Products - 2.46%			Hanover Insurance Group Inc/The	28,444	3,168
Bruker Corp	23,835	746	Hartford Financial Services Group Inc/The	21,309	968
Cooper Cos Inc/The	9,895	2,556	Lincoln National Corp	12,874	775
DENTSPLY SIRONA Inc	17,957	622	Loews Corp	15,734	733
Henry Schein Inc (a)	3,527	293	Markel Corp (a)	11,279	12,331
Hill-Rom Holdings Inc	6,395	538	Mercury General Corp	14,040	832
Hologic Inc (a)	191,295	7,458	Old Republic International Corp	7,019	155
Integra LifeSciences Holdings Corp (a)	2,960	159	ProAssurance Corp	16,131	709
QIAGEN NV (a)	11,492	417	Reinsurance Group of America Inc	1,146	163
STERIS PLC	75,791	8,285	RenaissanceRe Holdings Ltd	902	110
Teleflex Inc	5,576	1,343	Torchmark Corp	12,352	1,046
West Pharmaceutical Services Inc	1,012	107	Travelers Cos Inc/The	74,775	9,357
Zimmer Biomet Holdings Inc	5,564	632	Unum Group	6,563	238
		$23,156	Voya Financial Inc	9,229	404
Healthcare - Services - 1.97%			Willis Towers Watson PLC	2,830	405
Acadia Healthcare Co Inc (a)	2,065	86	WR Berkley Corp	169,916	12,896
Catalent Inc (a)	7,763	313			$113,811
Centene Corp (a)	13,821	1,801	Internet - 0.09%
Charles River Laboratories International Inc (a)	831	101	Symantec Corp	15,527	281
DaVita Inc (a)	6,771	457	TripAdvisor Inc (a)	740	39
IQVIA Holdings Inc (a)	9,677	1,189	Zillow Group Inc - A Shares (a)	8,149	329
Laboratory Corp of America Holdings (a)	2,467	396	Zillow Group Inc - C Shares (a)	4,362	176
MEDNAX Inc (a)	2,229	92			$825
Molina Healthcare Inc (a)	536	68

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Iron & Steel - 1.72%			Mining (continued)
Nucor Corp	18,937	$1,119	Royal Gold Inc	925	$71
Reliance Steel & Aluminum Co	185,869	14,669			$1,139
Steel Dynamics Inc	5,798	230	Miscellaneous Manufacturers - 4.98%
United States Steel Corp	4,383	116	AptarGroup Inc	81,485	8,308
		$16,134	Carlisle Cos Inc	3,967	384
Leisure Products & Services - 0.23%			Colfax Corp (a)	217,560	6,098
Brunswick Corp/DE	24,539	1,276	Crane Co	3,191	278
Harley-Davidson Inc	4,790	183	Donaldson Co Inc	1,303	67
Norwegian Cruise Line Holdings Ltd (a)	3,641	160	Hexcel Corp	35,793	2,095
Royal Caribbean Cruises Ltd	5,539	580	Ingersoll-Rand PLC	76,835	7,371
		$2,199	ITT Inc	14,236	719
Lodging - 0.13%			Parker-Hannifin Corp	63,637	9,649
Choice Hotels International Inc	8,915	654	Textron Inc	220,305	11,815
Extended Stay America Inc	2,048	33	Trinity Industries Inc	3,686	105
Hilton Worldwide Holdings Inc	3,280	233			$46,889
Hyatt Hotels Corp	1,715	119	Office & Business Equipment - 0.02%
MGM Resorts International	8,231	220	Xerox Corp	5,164	144
		$1,259	Oil & Gas - 4.80%
Machinery - Construction & Mining - 0.06%			Antero Resources Corp (a)	3,014	48
Oshkosh Corp	8,401	471	Apache Corp	9,644	365
Terex Corp	1,638	55	Cabot Oil & Gas Corp	111,795	2,709
		$526	Centennial Resource Development Inc/DE (a)	21,147	405
Machinery - Diversified - 2.02%			Chesapeake Energy Corp (a)	22,341	78
AGCO Corp	168,425	9,439	Cimarex Energy Co	121,736	9,675
Cummins Inc	7,221	987	CNX Resources Corp (a)	5,342	84
Dover Corp	3,900	323	Concho Resources Inc (a)	12,135	1,688
Flowserve Corp	2,354	108	Continental Resources Inc/OK (a)	3,129	165
Gardner Denver Holdings Inc (a)	1,954	53	Devon Energy Corp	348,102	11,279
Gates Industrial Corp PLC (a)	1,588	24	Diamondback Energy Inc	4,142	465
GrafTech International Ltd	1,860	33	Energen Corp (a)	4,710	339
IDEX Corp	4,376	555	EQT Corp	5,309	180
Middleby Corp/The (a)	408	46	Extraction Oil & Gas Inc (a)	2,959	24
Nordson Corp	442	54	Gulfport Energy Corp (a)	31,255	285
Roper Technologies Inc	9,642	2,728	Helmerich & Payne Inc	11,049	688
Wabtec Corp	989	81	Hess Corp	10,252	588
Xylem Inc/NY	69,146	4,534	HollyFrontier Corp	4,854	327
		$18,965	Kosmos Energy Ltd (a)	5,048	32
Media - 1.64%			Marathon Oil Corp	44,972	854
CBS Corp	159,475	9,146	Marathon Petroleum Corp	1,869	132
Discovery Inc - A Shares (a)	3,665	119	Murphy Oil Corp	4,012	128
Discovery Inc - C Shares (a)	6,212	182	Newfield Exploration Co (a)	3,235	65
DISH Network Corp (a)	19,912	612	Noble Energy Inc	12,322	306
John Wiley & Sons Inc	1,176	64	Parsley Energy Inc (a)	309,435	7,247
Liberty Broadband Corp - A Shares (a)	9,681	801	Patterson-UTI Energy Inc	9,972	166
Liberty Broadband Corp - C Shares (a)	16,023	1,328	PBF Energy Inc	2,912	122
Liberty Media Corp-Liberty Formula One - A	670	21	PDC Energy Inc (a)	143,746	6,102
Shares (a)			QEP Resources Inc (a)	6,008	53
Liberty Media Corp-Liberty Formula One - C	10,541	349	Range Resources Corp	5,199	82
Shares (a)			SM Energy Co	2,824	69
Liberty Media Corp-Liberty SiriusXM - A Shares	25,684	1,060	Transocean Ltd (a)	10,271	113
(a)			Whiting Petroleum Corp (a)	2,250	84
Liberty Media Corp-Liberty SiriusXM - C Shares	27,325	1,127	WPX Energy Inc (a)	11,695	188
(a)					$45,135
News Corp - A Shares	9,278	122	Oil & Gas Services - 0.05%
News Corp - B Shares	3,364	45	Apergy Corp (a)	1,929	75
Tribune Media Co	2,250	86	National Oilwell Varco Inc	9,873	363
Viacom Inc - A Shares	488	17	RPC Inc	1,112	17
Viacom Inc - B Shares	9,492	304			$455
		$15,383	Packaging & Containers - 1.09%
Metal Fabrication & Hardware - 0.04%			Ardagh Group SA	872	12
Timken Co/The	7,047	279	Ball Corp	6,097	273
Valmont Industries Inc	663	82	Bemis Co Inc	25,372	1,161
		$361	Berry Global Group Inc (a)	1,719	75
Mining - 0.12%			Graphic Packaging Holding Co	6,379	70
Alcoa Corp (a)	5,464	191	Owens-Illinois Inc (a)	3,966	62
Freeport-McMoRan Inc	37,467	436	Packaging Corp of America	85,300	7,831
Newmont Mining Corp	14,245	441	Sealed Air Corp	7,800	253
			Silgan Holdings Inc	1,531	37
			Sonoco Products Co	2,454	134

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Packaging & Containers (continued)			REITs (continued)
WestRock Co	7,119	$306	Life Storage Inc	8,977	$845
		$10,214	Macerich Co/The	13,187	680
Pharmaceuticals - 2.03%			Medical Properties Trust Inc	9,308	138
Agios Pharmaceuticals Inc (a)	81	5	MFA Financial Inc	38,267	266
Akorn Inc (a)	2,540	17	Mid-America Apartment Communities Inc	4,715	461
AmerisourceBergen Corp	75,100	6,609	National Retail Properties Inc	389,715	18,219
Cardinal Health Inc	36,355	1,839	New Residential Investment Corp	58,379	1,044
Herbalife Nutrition Ltd (a)	2,175	116	Omega Healthcare Investors Inc	3,234	108
Jazz Pharmaceuticals PLC (a)	86	14	Outfront Media Inc	4,750	84
Mylan NV (a)	10,666	333	Paramount Group Inc	43,397	621
Perrigo Co PLC	144,480	10,157	Park Hotels & Resorts Inc	6,339	184
Premier Inc (a)	932	42	Piedmont Office Realty Trust Inc	17,110	308
		$19,132	Prologis Inc	13,674	882
Pipelines - 0.79%			Rayonier Inc	3,356	101
Cheniere Energy Inc (a)	7,667	463	Realty Income Corp	5,223	315
ONEOK Inc	29,543	1,938	Regency Centers Corp	4,118	261
Targa Resources Corp	23,460	1,212	Retail Properties of America Inc	63,242	776
Williams Cos Inc/The	156,239	3,802	Retail Value Inc (a)	3,906	109
		$7,415	Senior Housing Properties Trust	22,901	368
Real Estate - 0.14%			SL Green Realty Corp	1,506	137
CBRE Group Inc (a)	18,550	747	Spirit Realty Capital Inc	11,371	89
Howard Hughes Corp/The (a)	3,201	357	Starwood Property Trust Inc	10,051	218
Jones Lang LaSalle Inc	1,419	188	STORE Capital Corp	4,753	138
Realogy Holdings Corp	3,463	66	Sun Communities Inc	5,926	595
		$1,358	Taubman Centers Inc	470	26
			Two Harbors Investment Corp	26,138	385
REITs - 8.91%			UDR Inc	16,432	644
AGNC Investment Corp	16,221	289	Uniti Group Inc	4,189	80
Alexandria Real Estate Equities Inc	1,733	212	Ventas Inc	30,600	1,776
American Campus Communities Inc	3,326	131	VEREIT Inc	17,375	127
American Homes 4 Rent	28,384	598	VICI Properties Inc (b)	10,838	234
Annaly Capital Management Inc	58,575	578	Vornado Realty Trust	17,053	1,161
Apartment Investment & Management Co	3,050	131	Weingarten Realty Investors	45,741	1,286
Apple Hospitality REIT Inc	76,327	1,235	Welltower Inc	9,152	605
AvalonBay Communities Inc	15,218	2,669	Weyerhaeuser Co	40,325	1,074
Boston Properties Inc	9,576	1,156	WP Carey Inc	13,036	860
Brandywine Realty Trust	75,623	1,064			$83,829
Brixmor Property Group Inc	80,183	1,299
Brookfield Property REIT Inc	4,125	80	Retail - 4.25%
Camden Property Trust	20,137	1,818	Advance Auto Parts Inc	6,168	985
Chimera Investment Corp	4,964	92	AutoNation Inc (a)	241,615	9,780
Columbia Property Trust Inc	1,810	41	AutoZone Inc (a)	1,405	1,031
CoreCivic Inc	12,510	281	Best Buy Co Inc	16,395	1,150
Corporate Office Properties Trust	2,721	70	Burlington Stores Inc (a)	4,650	797
CubeSmart	27,257	790	CarMax Inc (a)	2,032	138
CyrusOne Inc	1,862	99	Casey's General Stores Inc	879	111
Digital Realty Trust Inc	3,702	382	Darden Restaurants Inc	81,055	8,636
Douglas Emmett Inc	4,011	145	Dick's Sporting Goods Inc	1,922	68
Duke Realty Corp	45,042	1,241	Dollar General Corp	7,214	804
Empire State Realty Trust Inc	3,960	63	Dollar Tree Inc (a)	7,417	626
EPR Properties	3,033	209	Foot Locker Inc	5,910	279
Equity Commonwealth	67,340	2,005	Gap Inc/The	16,323	446
Equity Residential	29,627	1,925	Genuine Parts Co	6,408	627
Essex Property Trust Inc	3,523	884	Kohl's Corp	4,417	335
Extra Space Storage Inc	1,577	142	L Brands Inc	20,262	657
Federal Realty Investment Trust	3,438	426	Macy's Inc	12,086	414
Forest City Realty Trust Inc	5,388	136	Michaels Cos Inc/The (a)	2,379	38
Gaming and Leisure Properties Inc	5,006	169	MSC Industrial Direct Co Inc	6,165	499
HCP Inc	13,278	366	Nu Skin Enterprises Inc	28,642	2,011
Healthcare Trust of America Inc	416,575	10,939	Penske Automotive Group Inc	955	42
Highwoods Properties Inc	41,177	1,756	Qurate Retail Inc (a)	25,589	562
Hospitality Properties Trust	69,101	1,770	Tapestry Inc	11,517	487
Host Hotels & Resorts Inc	26,176	500	Tiffany & Co	7,297	812
Hudson Pacific Properties Inc	3,327	101	Williams-Sonoma Inc	1,578	94
Invitation Homes Inc	5,348	117	Yum China Holdings Inc	25,445	918
Iron Mountain Inc	7,704	236	Yum! Brands Inc	84,425	7,633
Kilroy Realty Corp	3,924	270			$39,980
Kimco Realty Corp	12,244	197
Lamar Advertising Co	160,274	11,751
Liberty Property Trust	6,232	261

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.09%	Shares Held Value (000's)
Savings & Loans - 0.02%			Money Market Funds - 2.09%
New York Community Bancorp Inc	11,806	$113	Principal Government Money Market Fund	19,620,202 $	19,620
People's United Financial Inc	6,665	105	2.05%(c),(d)
		$218	TOTAL INVESTMENT COMPANIES		$19,620
Semiconductors - 0.24%			Total Investments		$942,134
Analog Devices Inc	8,158	683	Other Assets and Liabilities - (0.15)%		(1,431)
Cypress Semiconductor Corp	27,105	350	TOTAL NET ASSETS - 100.00%		$940,703
Marvell Technology Group Ltd	23,331	383
Qorvo Inc (a)	2,705	199	(a) Non-income producing security
Skyworks Solutions Inc	1,734	151	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Teradyne Inc	2,817	97	information.
Xilinx Inc	4,450	380	(c)	Affiliated Security. Security is either an affiliate (and registered under the
		$2,243	Investment Company Act of 1940) or an affiliate as defined by the Investment
Shipbuilding - 0.01%			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Huntington Ingalls Industries Inc	300	66	voting shares of the security). Please see affiliated sub-schedule for
Software - 4.87%			transactional information.
Akamai Technologies Inc (a)	8,639	624	(d) Current yield shown is as of period end.
ANSYS Inc (a)	2,150	322
Aspen Technology Inc (a)	1,736	147
Autodesk Inc (a)	4,467	577	Portfolio Summary (unaudited)
Black Knight Inc (a)	168,365	8,211	Sector		Percent
CA Inc	5,651	251	Financial		27.88%
Cerner Corp (a)	31,666	1,814	Industrial		15.06%
Dun & Bradstreet Corp/The	4,158	592	Consumer, Non-cyclical		15.05%
Fidelity National Information Services Inc	145,422	15,138	Consumer, Cyclical		10.65%
Nuance Communications Inc (a)	648,742	11,281	Technology		8.96%
SS&C Technologies Holdings Inc	257	13	Utilities		5.93%
Synopsys Inc (a)	74,106	6,635	Energy		5.67%
Take-Two Interactive Software Inc (a)	827	107	Communications		4.84%
Zynga Inc (a)	18,905	69	Basic Materials		4.02%
		$45,781	Investment Companies		2.09%
Telecommunications - 2.34%			Diversified		0.00%
ARRIS International PLC (a)	268,652	6,681	Other Assets and Liabilities		(0.15)%
CenturyLink Inc	88,324	1,822	TOTAL NET ASSETS		100.00%
CommScope Holding Co Inc (a)	4,410	106
EchoStar Corp (a)	1,126	46
Juniper Networks Inc	42,937	1,257
LogMeIn Inc	443	38
Motorola Solutions Inc	95,088	11,655
Sprint Corp (a)	16,087	98
Telephone & Data Systems Inc	10,646	328
United States Cellular Corp (a)	453	22
		$22,053
Textiles - 0.02%
Mohawk Industries Inc (a)	1,120	140
Toys, Games & Hobbies - 1.42%
Hasbro Inc	144,951	13,294
Mattel Inc (a)	6,206	84
		$13,378
Transportation - 1.03%
Expeditors International of Washington Inc	3,820	257
Genesee & Wyoming Inc (a)	1,237	98
Kansas City Southern	5,474	558
Kirby Corp (a)	1,394	100
Knight-Swift Transportation Holdings Inc	3,063	98
Landstar System Inc	83,200	8,328
Old Dominion Freight Line Inc	1,480	193
Ryder System Inc	1,310	72
Schneider National Inc	1,300	28
		$9,732
Water - 0.16%
American Water Works Co Inc	3,252	288
Aqua America Inc	38,493	1,252
		$1,540
TOTAL COMMON STOCKS		$922,514

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
October 31, 2018

Affiliated Securities	October 31, 2017		Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund 2.05%	$—			$427,504	$407,884	$19,620
	$—			$427,504	$407,884	$19,620

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$320		$—		$—	$—
	$320		$—		$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
VICI Properties Inc	04/12/2018-10/17/2018			$ 221	$ 234	0.02%
Total					$ 234	0.02%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2018	Long	28		$5,109		$(333)
Total					$	(333)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS - 98.08%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.05%			Banks (continued)
Interpublic Group of Cos Inc/The	14,130	$327	Regions Financial Corp	433,201	$7,351
Omnicom Group Inc	3,439	256	Signature Bank/New York NY	543	60
		$583	SunTrust Banks Inc	17,685	1,108
Aerospace & Defense - 2.09%			SVB Financial Group (a)	326	77
Arconic Inc	11,533	234	Synovus Financial Corp	4,041	152
Curtiss-Wright Corp	1,562	171	TCF Financial Corp	6,425	134
L3 Technologies Inc	37,733	7,150	Texas Capital Bancshares Inc (a)	715	47
Rockwell Collins Inc	3,800	486	Umpqua Holdings Corp	8,328	160
Spirit AeroSystems Holdings Inc	166,232	13,965	Valley National Bancorp	429,486	4,286
Teledyne Technologies Inc (a)	1,526	338	Webster Financial Corp	3,314	195
		$22,344	Western Alliance Bancorp (a)	1,460	70
Agriculture - 0.42%			Wintrust Financial Corp	2,110	161
Archer-Daniels-Midland Co	91,297	4,314	Zions Bancorp NA	129,534	6,095
Bunge Ltd	3,755	232			$77,045
		$4,546	Beverages - 1.36%
Airlines - 0.13%			Coca-Cola European Partners PLC	309,613	14,084
Alaska Air Group Inc	3,203	197	Molson Coors Brewing Co	7,323	469
American Airlines Group Inc	11,067	388			$14,553
Copa Holdings SA	1,207	88	Biotechnology - 0.05%
JetBlue Airways Corp (a)	10,900	182	Alnylam Pharmaceuticals Inc (a)	317	25
United Continental Holdings Inc (a)	6,549	560	Bio-Rad Laboratories Inc (a)	917	250
		$1,415	Bluebird Bio Inc (a)	580	67
Apparel - 1.52%			United Therapeutics Corp (a)	1,469	163
Columbia Sportswear Co	67,714	6,113			$505
Hanesbrands Inc	186,770	3,205	Building Materials - 1.86%
Michael Kors Holdings Ltd (a)	105,158	5,826	Eagle Materials Inc	330	24
PVH Corp	3,012	364	Fortune Brands Home & Security Inc	2,223	100
Ralph Lauren Corp	2,350	305	Johnson Controls International plc	330,042	10,552
Skechers U.S.A. Inc (a)	2,579	74	Lennox International Inc	357	75
Under Armour Inc - Class A (a)	1,655	37	Martin Marietta Materials Inc	131	22
Under Armour Inc - Class C (a)	1,532	30	Masco Corp	2,626	79
VF Corp	3,162	262	Owens Corning	188,404	8,906
		$16,216	USG Corp	2,953	125
Automobile Manufacturers - 0.05%			Vulcan Materials Co	190	19
PACCAR Inc	9,189	526			$19,902
Automobile Parts & Equipment - 0.89%			Chemicals - 3.54%
Adient PLC	131,054	3,987	Albemarle Corp	2,889	287
Aptiv PLC	930	71	Axalta Coating Systems Ltd (a)	450,858	11,127
BorgWarner Inc	8,727	344	Cabot Corp	93,889	4,570
Goodyear Tire & Rubber Co/The	8,494	179	Celanese Corp	49,404	4,789
Lear Corp	36,758	4,885	CF Industries Holdings Inc	6,240	300
Visteon Corp (a)	442	35	Eastman Chemical Co	5,784	453
		$9,501	FMC Corp	2,120	166
Banks - 7.20%			Huntsman Corp	8,136	178
Associated Banc-Corp	6,255	145	International Flavors & Fragrances Inc	1,398	202
Bank OZK	4,536	124	Mosaic Co/The	95,063	2,942
BankUnited Inc	4,089	135	NewMarket Corp	41	16
BOK Financial Corp	1,000	86	Olin Corp	6,329	128
CIT Group Inc	4,235	201	RPM International Inc	4,696	287
Citizens Financial Group Inc	189,217	7,068	Univar Inc (a)	217,957	5,366
Comerica Inc	75,622	6,167	Valvoline Inc	7,080	141
Commerce Bancshares Inc/MO	3,486	222	Versum Materials Inc	219,437	6,925
Cullen/Frost Bankers Inc	2,100	206	Westlake Chemical Corp	261	19
East West Bancorp Inc	3,574	187			$37,896
Fifth Third Bancorp	207,454	5,599	Commercial Services - 3.07%
First Citizens BancShares Inc/NC	310	132	Aaron's Inc	92,900	4,378
First Hawaiian Inc	3,992	99	AMERCO	269	88
First Horizon National Corp	11,609	187	Aramark	6,513	234
First Republic Bank/CA	4,296	391	Booz Allen Hamilton Holding Corp	1,798	89
FNB Corp/PA	955,725	11,306	Bright Horizons Family Solutions Inc (a)	16,220	1,864
Huntington Bancshares Inc/OH	44,901	643	CoreLogic Inc/United States (a)	1,200	49
KeyCorp	1,101,650	20,006	Equifax Inc	3,437	349
M&T Bank Corp	3,881	642	Euronet Worldwide Inc (a)	904	101
Northern Trust Corp	6,158	579	Graham Holdings Co	158	92
PacWest Bancorp	4,557	185	H&R Block Inc	6,103	162
Pinnacle Financial Partners Inc	1,565	82	IHS Markit Ltd (a)	14,350	754
Popular Inc	50,002	2,601	Korn/Ferry International	131,400	5,931
Prosperity Bancshares Inc	2,397	156	Macquarie Infrastructure Corp	2,969	110
			ManpowerGroup Inc	2,310	176
See accompanying notes.			403

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electric (continued)
Nielsen Holdings PLC	289,614	$7,524	Evergy Inc	10,923	$612
Quanta Services Inc (a)	3,882	121	Eversource Energy	8,475	536
Sabre Corp	4,878	120	FirstEnergy Corp	379,065	14,131
Service Corp International/US	2,468	102	Hawaiian Electric Industries Inc	4,193	156
Total System Services Inc	105,741	9,638	MDU Resources Group Inc	7,564	189
Western Union Co/The	15,127	273	NRG Energy Inc	13,425	486
Worldpay Inc (a)	7,300	670	OGE Energy Corp	9,653	349
		$32,825	PG&E Corp (a)	19,791	926
Computers - 1.31%			Pinnacle West Capital Corp	173,993	14,311
Amdocs Ltd	3,809	241	PPL Corp	18,751	570
Conduent Inc (a)	6,913	132	Public Service Enterprise Group Inc	18,999	1,015
Dell Technologies Inc Class V (a)	7,151	647	SCANA Corp	5,191	208
DXC Technology Co	56,108	4,086	Sempra Energy	7,328	807
Genpact Ltd	3,479	95	Vistra Energy Corp (a)	18,588	421
Leidos Holdings Inc	6,006	389	WEC Energy Group Inc	8,449	578
Perspecta Inc	329,211	8,062	Xcel Energy Inc	306,104	15,002
Teradata Corp (a)	1,363	50			$85,061
Western Digital Corp	8,023	346	Electrical Components & Equipment - 0.70%
		$14,048	Acuity Brands Inc	1,440	181
Consumer Products - 0.37%			AMETEK Inc	106,284	7,129
Central Garden & Pet Co - A Shares (a)	130,700	3,875	Energizer Holdings Inc	1,014	59
Church & Dwight Co Inc	991	59	Hubbell Inc	470	48
Clorox Co/The	450	67	Littelfuse Inc	136	25
		$4,001			$7,442
Cosmetics & Personal Care - 0.02%			Electronics - 1.85%
Coty Inc	16,275	172	ADT Inc	4,816	37
Distribution & Wholesale - 0.05%			Agilent Technologies Inc	86,544	5,607
HD Supply Holdings Inc (a)	3,479	131	Allegion PLC	1,327	114
KAR Auction Services Inc	1,470	84	Arrow Electronics Inc (a)	2,321	157
LKQ Corp (a)	7,066	192	Avnet Inc	4,085	164
Watsco Inc	282	42	Coherent Inc (a)	239	29
WESCO International Inc (a)	1,784	89	Corning Inc	21,351	682
		$538	FLIR Systems Inc	5,695	264
Diversified Financial Services - 4.64%			Fortive Corp	1,649	122
Affiliated Managers Group Inc	1,426	162	Garmin Ltd	4,712	312
Air Lease Corp	3,415	130	Gentex Corp	3,332	70
Ally Financial Inc	18,307	465	Jabil Inc	5,723	142
Ameriprise Financial Inc	4,841	616	Keysight Technologies Inc (a)	7,846	448
BGC Partners Inc	10,715	114	National Instruments Corp	749	37
Cboe Global Markets Inc	197	22	nVent Electric PLC	6,255	153
Credit Acceptance Corp (a)	66	28	PerkinElmer Inc	2,943	255
Discover Financial Services	159,955	11,144	Sensata Technologies Holding PLC (a)	2,040	96
E*TRADE Financial Corp	5,389	266	SYNNEX Corp	67,400	5,231
Franklin Resources Inc	8,268	252	Trimble Inc (a)	10,096	377
Interactive Brokers Group Inc - A Shares	394	19	Vishay Intertechnology Inc	300,300	5,495
Invesco Ltd	10,812	235	Waters Corp (a)	134	25
Jefferies Financial Group Inc	384,919	8,265			$19,817
Lazard Ltd	120,290	4,780	Energy - Alternate Sources - 0.01%
Legg Mason Inc	3,224	91	First Solar Inc (a)	2,801	117
Nasdaq Inc	3,093	268	Engineering & Construction - 0.07%
Navient Corp	719,289	8,329	AECOM (a)	5,639	164
OneMain Holdings Inc (a)	3,001	86	Fluor Corp	3,740	164
Raymond James Financial Inc	2,466	189	Jacobs Engineering Group Inc	5,208	391
Santander Consumer USA Holdings Inc	4,392	82			$719
SLM Corp (a)	1,013,889	10,281	Entertainment - 0.51%
Synchrony Financial	131,212	3,790	Cinemark Holdings Inc	3,894	162
T Rowe Price Group Inc	445	43	Dolby Laboratories Inc	2,184	150
		$49,657	Eldorado Resorts Inc (a)	132,200	4,825
Electric - 7.95%			International Game Technology PLC	3,492	65
AES Corp/VA	30,173	440	Lions Gate Entertainment Corp - A shares	2,035	39
Alliant Energy Corp	6,175	265	Lions Gate Entertainment Corp - B shares	3,686	66
Ameren Corp	183,446	11,847	Madison Square Garden Co/The (a)	576	159
CenterPoint Energy Inc	175,290	4,735			$5,466
CMS Energy Corp	7,539	373	Environmental Control - 0.66%
Consolidated Edison Inc	8,338	634	Advanced Disposal Services Inc (a)	219,600	5,949
DTE Energy Co	7,160	805	Clean Harbors Inc (a)	1,999	136
Edison International	12,291	853	Pentair PLC	6,968	280
Entergy Corp	176,442	14,812	Republic Services Inc	7,993	581

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Environmental Control (continued)			Home Builders - 0.69%
Stericycle Inc (a)	2,960	$148	DR Horton Inc	6,398	$230
		$7,094	Lennar Corp - A Shares	99,607	4,281
Food - 0.93%			Lennar Corp - B Shares	446	16
Campbell Soup Co	1,467	55	PulteGroup Inc	8,647	213
Conagra Brands Inc	12,512	445	Thor Industries Inc	405	28
Flowers Foods Inc	6,686	129	Toll Brothers Inc	2,657	89
Hershey Co/The	1,193	128	William Lyon Homes (a)	187,800	2,547
Hormel Foods Corp	7,270	317			$7,404
Ingredion Inc	3,249	329	Home Furnishings - 0.72%
JM Smucker Co/The	4,531	491	Leggett & Platt Inc	4,669	170
Kellogg Co	3,324	218	Whirlpool Corp	68,292	7,495
Kroger Co/The	30,340	903			$7,665
Lamb Weston Holdings Inc	3,920	306	Housewares - 0.02%
McCormick & Co Inc/MD	37,865	5,452	Newell Brands Inc	11,747	187
Pilgrim's Pride Corp (a)	2,441	43	Scotts Miracle-Gro Co/The	802	53
Post Holdings Inc (a)	741	66			$240
Seaboard Corp	10	39	Insurance - 7.26%
TreeHouse Foods Inc (a)	1,976	90	Alleghany Corp	341	205
Tyson Foods Inc	11,366	681	American Financial Group Inc/OH	85,222	8,525
US Foods Holding Corp (a)	9,784	285	American National Insurance Co	390	48
		$9,977	Arch Capital Group Ltd (a)	8,685	246
Forest Products & Paper - 0.07%			Arthur J Gallagher & Co	4,828	357
Domtar Corp	2,446	113	Assurant Inc	1,928	187
International Paper Co	14,021	636	Assured Guaranty Ltd	3,988	160
		$749	Athene Holding Ltd (a)	150,839	6,896
Gas - 1.38%			AXA Equitable Holdings Inc	370,825	7,524
Atmos Energy Corp	146,864	13,670	Axis Capital Holdings Ltd	171,612	9,574
National Fuel Gas Co	3,158	171	Brighthouse Financial Inc (a)	4,238	168
NiSource Inc	9,662	245	Brown & Brown Inc	5,858	165
UGI Corp	8,049	427	Cincinnati Financial Corp	4,111	323
Vectren Corp	3,101	222	CNA Financial Corp	1,297	56
		$14,735	Erie Indemnity Co	297	39
Hand & Machine Tools - 1.26%			Everest Re Group Ltd	652	142
Regal Beloit Corp	1,659	119	Fidelity National Financial Inc	212,459	7,106
Snap-on Inc	2,314	356	First American Financial Corp	154,371	6,843
Stanley Black & Decker Inc	111,533	12,996	Hanover Insurance Group Inc/The	71,500	7,964
		$13,471	Hartford Financial Services Group Inc/The	9,571	435
Healthcare - Products - 0.30%			Lincoln National Corp	46,873	2,821
Bruker Corp	2,253	71	Loews Corp	11,586	540
Cooper Cos Inc/The	1,089	281	Markel Corp (a)	331	362
DENTSPLY SIRONA Inc	5,852	203	Mercury General Corp	1,238	74
Henry Schein Inc (a)	5,244	435	Old Republic International Corp	10,434	230
Hill-Rom Holdings Inc	887	75	Reinsurance Group of America Inc	1,704	243
Hologic Inc (a)	7,261	283	RenaissanceRe Holdings Ltd	1,343	164
QIAGEN NV (a)	5,909	214	Torchmark Corp	4,761	403
STERIS PLC	3,376	369	Unum Group	9,755	354
Teleflex Inc	987	238	Voya Financial Inc	7,134	312
West Pharmaceutical Services Inc	1,497	158	Willis Towers Watson PLC	105,032	15,037
Zimmer Biomet Holdings Inc	7,379	838	WR Berkley Corp	2,535	192
		$3,165			$77,695
Healthcare - Services - 4.16%			Internet - 0.03%
Acadia Healthcare Co Inc (a)	3,071	127	Symantec Corp	16,569	301
Catalent Inc (a)	2,962	120	Zillow Group Inc - A Shares (a)	591	24
Centene Corp (a)	78,080	10,176	Zillow Group Inc - C Shares (a)	1,223	49
Charles River Laboratories International Inc (a)	866	106			$374
Cigna Corp	67,298	14,389	Iron & Steel - 0.49%
DaVita Inc (a)	1,667	112	Nucor Corp	76,857	4,544
IQVIA Holdings Inc (a)	6,061	745	Reliance Steel & Aluminum Co	2,594	205
Laboratory Corp of America Holdings (a)	64,168	10,302	Steel Dynamics Inc	8,618	341
MEDNAX Inc (a)	3,314	137	United States Steel Corp	6,513	173
Molina Healthcare Inc (a)	797	101			$5,263
Quest Diagnostics Inc	5,324	501	Leisure Products & Services - 2.81%
Syneos Health Inc (a)	158,200	7,219	Brunswick Corp/DE	2,824	147
Universal Health Services Inc	3,401	413	Harley-Davidson Inc	7,120	272
WellCare Health Plans Inc (a)	338	93	Norwegian Cruise Line Holdings Ltd (a)	261,563	11,528
		$44,541	Royal Caribbean Cruises Ltd	173,425	18,162
Holding Companies - Diversified - 0.01%					$30,109
Spectrum Brands Holdings Inc	884	57

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 0.05%			Office & Business Equipment - 0.34%
Extended Stay America Inc	3,045	$50	Xerox Corp	132,375	$3,689
Hyatt Hotels Corp	1,570	109	Oil & Gas - 6.53%
MGM Resorts International	12,234	326	Antero Resources Corp (a)	4,480	71
		$485	Apache Corp	14,335	542
Machinery - Construction & Mining - 0.02%			Cabot Oil & Gas Corp	3,079	75
Oshkosh Corp	2,634	148	Centennial Resource Development Inc/DE (a)	6,358	122
Terex Corp	2,435	81	Chesapeake Energy Corp (a)	1,069,623	3,755
		$229	Cimarex Energy Co	2,202	175
Machinery - Diversified - 1.35%			CNX Resources Corp (a)	7,940	124
Cummins Inc	2,612	357	Concho Resources Inc (a)	4,531	630
Dover Corp	5,798	480	Continental Resources Inc/OK (a)	1,735	91
Flowserve Corp	3,500	161	Devon Energy Corp	593,177	19,219
Gardner Denver Holdings Inc (a)	2,906	79	Diamondback Energy Inc	1,938	218
Gates Industrial Corp PLC (a)	2,362	36	Energen Corp (a)	4,147	298
GrafTech International Ltd	2,766	49	EQT Corp	7,089	241
IDEX Corp	680	86	Extraction Oil & Gas Inc (a)	4,477	36
Middleby Corp/The (a)	607	68	Helmerich & Payne Inc	4,774	297
Nordson Corp	658	81	Hess Corp	7,094	407
Roper Technologies Inc	3,082	872	HollyFrontier Corp	7,215	487
Wabtec Corp	146,203	11,991	Kosmos Energy Ltd (a)	7,177	47
Xylem Inc/NY	2,117	139	Mammoth Energy Services Inc	110,100	2,748
		$14,399	Marathon Oil Corp	33,682	640
Media - 1.83%			Marathon Petroleum Corp	78,600	5,537
Discovery Inc - A Shares (a)	5,462	177	Murphy Oil Corp	5,963	190
Discovery Inc - C Shares (a)	9,234	271	Newfield Exploration Co (a)	4,779	97
DISH Network Corp (a)	9,412	289	Noble Energy Inc	12,844	319
John Wiley & Sons Inc	1,757	95	Parsley Energy Inc (a)	475,583	11,138
Liberty Broadband Corp - A Shares (a)	919	76	Patterson-UTI Energy Inc	7,956	132
Liberty Broadband Corp - C Shares (a)	2,777	230	PBF Energy Inc	4,328	181
Liberty Media Corp-Liberty Formula One - A	998	32	QEP Resources Inc (a)	8,931	80
Shares (a)			Range Resources Corp	7,728	123
Liberty Media Corp-Liberty Formula One - C	5,260	174	SM Energy Co	4,197	102
Shares (a)			Transocean Ltd (a)	15,267	168
Liberty Media Corp-Liberty SiriusXM - A Shares	3,160	130	Vermilion Energy Inc	449,144	11,929
(a)			Whiting Petroleum Corp (a)	119,245	4,448
Liberty Media Corp-Liberty SiriusXM - C Shares	4,483	185	WildHorse Resource Development Corp (a)	233,300	4,948
(a)			WPX Energy Inc (a)	17,382	279
Meredith Corp	197,680	10,193			$69,894
News Corp - A Shares	13,791	182	Oil & Gas Services - 0.06%
News Corp - B Shares	5,001	67	Apergy Corp (a)	2,869	112
Tribune Media Co	3,354	128	National Oilwell Varco Inc	14,675	540
Viacom Inc - A Shares	653	23	RPC Inc	1,494	22
Viacom Inc - B Shares	230,907	7,384			$674
		$19,636	Packaging & Containers - 0.63%
Metal Fabrication & Hardware - 0.54%			Ardagh Group SA	1,168	15
Rexnord Corp (a)	207,800	5,571	Ball Corp	67,763	3,036
Timken Co/The	2,476	98	Bemis Co Inc	3,331	153
Valmont Industries Inc	778	97	Berry Global Group Inc (a)	2,565	112
		$5,766	Graphic Packaging Holding Co	9,483	105
Mining - 0.61%			Owens-Illinois Inc (a)	5,895	92
Alcoa Corp (a)	97,021	3,395	Sealed Air Corp	2,574	83
Freeport-McMoRan Inc	223,085	2,599	Silgan Holdings Inc	2,304	55
Newmont Mining Corp	14,269	441	Sonoco Products Co	3,649	199
Royal Gold Inc	1,376	105	WestRock Co	68,282	2,934
		$6,540			$6,784
Miscellaneous Manufacturers - 1.42%			Pharmaceuticals - 1.54%
AptarGroup Inc	1,665	170	Agios Pharmaceuticals Inc (a)	113	7
Carlisle Cos Inc	2,503	242	Cardinal Health Inc	196,133	9,925
Crane Co	1,925	167	Herbalife Nutrition Ltd (a)	68,934	3,671
Donaldson Co Inc	1,403	72	Horizon Pharma Plc (a)	116,300	2,118
Hexcel Corp	2,681	157	Jazz Pharmaceuticals PLC (a)	119	19
Ingersoll-Rand PLC	75,776	7,270	Mylan NV (a)	13,741	429
ITT Inc	120,121	6,066	Perrigo Co PLC	3,418	240
Parker-Hannifin Corp	4,089	620	Premier Inc (a)	1,388	63
Textron Inc	5,545	297			$16,472
Trinity Industries Inc	5,484	157	Pipelines - 1.03%
		$15,218	Cheniere Energy Inc (a)	3,654	221
			ONEOK Inc	144,666	9,490
			Targa Resources Corp	9,245	477

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)			COMMON STOCKS (continued)	Shares Held Value (000’s)
Pipelines (continued)				REITs (continued)
Williams Cos Inc/The	32,547	$792		SL Green Realty Corp	2,240	$204
		$10,980		Spirit Realty Capital Inc	16,902	132
Real Estate - 0.81%				Starwood Property Trust Inc	9,648	210
CBRE Group Inc (a)	205,483	8,279		STORE Capital Corp	146,466	4,252
Jones Lang LaSalle Inc	2,110	279		Sun Communities Inc	2,226	224
Realogy Holdings Corp	5,148	98		Two Harbors Investment Corp	9,659	142
		$8,656		UDR Inc	7,077	277
REITs - 10.46%				Uniti Group Inc	6,227	119
AGNC Investment Corp	12,769	228		Ventas Inc	13,526	785
Alexandria Real Estate Equities Inc	2,578	315		VEREIT Inc	25,845	189
American Campus Communities Inc	4,944	195		VICI Properties Inc (b)	16,109	348
American Homes 4 Rent	9,594	202		Vornado Realty Trust	4,614	314
Annaly Capital Management Inc	54,048	533		Weingarten Realty Investors	4,774	134
Apartment Investment & Management Co	4,177	180		Welltower Inc	13,603	899
Apple Hospitality REIT Inc	8,692	141		Weyerhaeuser Co	28,440	757
AvalonBay Communities Inc	5,133	900		WP Carey Inc	4,620	305
Boston Properties Inc	5,838	705				$111,959
Brandywine Realty Trust	7,377	104		Retail - 4.31%
Brixmor Property Group Inc	11,405	185		Advance Auto Parts Inc	86,437	13,809
Brookfield Property REIT Inc	6,133	118		AutoNation Inc (a)	2,103	85
Camden Property Trust	2,375	214		AutoZone Inc (a)	187	137
Chimera Investment Corp	7,374	137		Best Buy Co Inc	119,891	8,412
Corporate Office Properties Trust	4,045	105		CarMax Inc (a)	1,870	127
CubeSmart	6,953	202		Casey's General Stores Inc	1,309	165
CyrusOne Inc	2,769	147		Darden Restaurants Inc	2,610	278
Digital Realty Trust Inc	5,504	568		Dick's Sporting Goods Inc	2,858	101
Douglas Emmett Inc	5,962	216		Dollar General Corp	133,036	14,818
Duke Realty Corp	283,623	7,819		Dollar Tree Inc (a)	5,214	440
Empire State Realty Trust Inc	5,886	93		Foot Locker Inc	4,162	196
EPR Properties	2,830	195		Gap Inc/The	7,357	201
Equity Commonwealth	4,743	141		Genuine Parts Co	5,512	540
Equity LifeStyle Properties Inc	105,700	10,009		GMS Inc (a)	182,600	3,002
Equity Residential	9,608	624		Kohl's Corp	6,567	497
Essex Property Trust Inc	1,760	441		L Brands Inc	5,024	163
Extra Space Storage Inc	1,335	120		Macy's Inc	12,331	423
Federal Realty Investment Trust	3,043	378		Michaels Cos Inc/The (a)	3,537	56
Forest City Realty Trust Inc	7,980	201		MSC Industrial Direct Co Inc	1,088	88
Gaming and Leisure Properties Inc	6,386	215		Nu Skin Enterprises Inc	1,461	103
GEO Group Inc/The	342,118	7,564		Penske Automotive Group Inc	1,421	63
HCP Inc	259,588	7,152		Qurate Retail Inc (a)	16,839	369
Healthcare Trust of America Inc	7,359	193		Tapestry Inc	6,195	262
Highwoods Properties Inc	172,037	7,336		Texas Roadhouse Inc	16,500	998
Hospitality Properties Trust	6,382	164		Tiffany & Co	2,733	304
Host Hotels & Resorts Inc	29,080	556		Williams-Sonoma Inc	2,346	139
Hudson Pacific Properties Inc	4,945	150		Yum China Holdings Inc	9,076	327
Invitation Homes Inc	7,962	174				$46,103
Iron Mountain Inc	11,448	350		Savings & Loans - 0.84%
Kilroy Realty Corp	2,594	179		New York Community Bancorp Inc	926,574	8,877
Kimco Realty Corp	18,199	293		People's United Financial Inc	9,907	155
Lamar Advertising Co	1,301	95				$9,032
Liberty Property Trust	317,508	13,294		Semiconductors - 1.62%
Life Storage Inc	1,706	161		Analog Devices Inc	11,696	979
Macerich Co/The	3,627	187		Cypress Semiconductor Corp	3,948	51
Medical Properties Trust Inc	13,835	206		Entegris Inc	120,600	3,201
MFA Financial Inc	16,851	117		Marvell Technology Group Ltd	10,657	175
MGM Growth Properties LLC	501,870	14,198		Microchip Technology Inc	187,191	12,313
Mid-America Apartment Communities Inc	4,557	445		Qorvo Inc (a)	3,382	249
National Retail Properties Inc	6,898	323		Skyworks Solutions Inc	2,579	224
New Residential Investment Corp	17,507	313		Teradyne Inc	4,187	144
Omega Healthcare Investors Inc	4,808	160				$17,336
Outfront Media Inc	5,351	95		Shipbuilding - 0.01%
Paramount Group Inc	7,762	111		Huntington Ingalls Industries Inc	446	97
Park Hotels & Resorts Inc	324,122	9,422		Software - 1.54%
Prologis Inc	194,400	12,533		Akamai Technologies Inc (a)	259	19
Rayonier Inc	4,991	151		Aspen Technology Inc (a)	857	73
Realty Income Corp	7,765	468		Autodesk Inc (a)	936	121
Regency Centers Corp	6,122	388		CA Inc	8,400	373
Retail Properties of America Inc	8,919	109		Cerner Corp (a)	4,675	268
Senior Housing Properties Trust	9,317	150		Dun & Bradstreet Corp/The	875	124
See accompanying notes.			407

Schedule of Investments
MidCap Value Fund III
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Non-income producing security
Software (continued)			(b)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Fidelity National Information Services Inc	11,069	$1,152	information.
Nuance Communications Inc (a)	10,021	174	(c)			Affiliated Security. Security is either an affiliate (and registered under the
SS&C Technologies Holdings Inc	352	18	Investment Company Act of 1940) or an affiliate as defined by the Investment
Synopsys Inc (a)	114,488	10,250	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Take-Two Interactive Software Inc (a)	29,223	3,766	voting shares of the security). Please see affiliated sub-schedule for
Zynga Inc (a)	28,100	102	transactional information.
		$16,440	(d)	Current yield shown is as of period end.
Telecommunications - 0.24%
ARRIS International PLC (a)	5,874	146		Portfolio Summary (unaudited)
CenturyLink Inc	35,394	731	Sector			Percent
CommScope Holding Co Inc (a)	6,557	158	Financial			31.21%
EchoStar Corp (a)	1,675	68	Industrial			14.17%
Juniper Networks Inc	14,021	410	Consumer, Non-cyclical			12.22%
LogMeIn Inc	663	57	Consumer, Cyclical			11.79%
Motorola Solutions Inc	5,563	682	Utilities			9.38%
Sprint Corp (a)	23,910	146	Energy			7.63%
Telephone & Data Systems Inc	3,685	114	Technology			4.81%
United States Cellular Corp (a)	675	32	Basic Materials			4.71%
		$2,544	Communications			2.15%
Textiles - 0.02%			Investment Companies			2.13%
Mohawk Industries Inc (a)	1,666	209	Diversified			0.01%
Toys, Games & Hobbies - 0.02%			Other Assets and Liabilities			(0.21)%
Hasbro Inc	672	62	TOTAL NET ASSETS			100.00%
Mattel Inc (a)	9,226	125
		$187
Transportation - 1.71%
Genesee & Wyoming Inc (a)	1,840	146
Golar LNG Ltd	445,373	11,927
Kansas City Southern	4,110	419
Kirby Corp (a)	2,071	149
Knight-Swift Transportation Holdings Inc	4,554	146
Ryder System Inc	99,840	5,522
Schneider National Inc	1,966	43
		$18,352
Water - 0.05%
American Water Works Co Inc	4,835	428
Aqua America Inc	4,762	155
		$583
TOTAL COMMON STOCKS		$1,049,698
INVESTMENT COMPANIES - 2.13%	Shares Held Value (000's)
Money Market Funds - 2.13%
Principal Government Money Market Fund	22,789,076	22,789
2.05%(c),(d)
TOTAL INVESTMENT COMPANIES		$22,789
Total Investments		$1,072,487
Other Assets and Liabilities - (0.21)%		(2,288)
TOTAL NET ASSETS - 100.00%		$1,070,199

Affiliated Securities	October 31, 2017		Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund 2.05%		$—	$426,916		$404,127	$22,789
		$—	$426,916		$404,127	$22,789

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$388		$—		$—	$—
	$388		$—		$—	$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value	Percent of Net Assets
VICI Properties Inc		04/12/2018-10/18/2018		$323	$ 348	0.03%
Total					$ 348	0.03%
Amounts in thousands.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
October 31, 2018

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2018	Long	36	$6,569	$(499)
Total				$(499)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments

Money Market Fund

October 31, 2018

INVESTMENT COMPANIES - 3.76%	Shares Held Value (000's)			Principal
Money Market Funds - 3.76%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
DWS Government Money Market Series 2.11%(a)	5,170,000	$5,170	Minnesota - 0.78%
Goldman Sachs Financial Square Funds -	4,080,000	4,080	City of St Paul MN (credit support from Wells
Government Fund 2.1%(a)			Fargo)
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580	2.28%, 11/07/2018(c),(d)	$3,800	$3,800
Government Portfolio 2.06%(a)			TOTAL MUNICIPAL BONDS		$37,363
STIT - Government & Agency Portfolio 2.06%(a)	4,570,000	4,570		Principal
		$18,400	COMMERCIAL PAPER - 75.89%	Amount (000's) Value (000's)
TOTAL INVESTMENT COMPANIES		$18,400	Aerospace & Defense - 1.43%
	Principal		General Dynamics Corp
BONDS - 6.14%	Amount (000's) Value (000's)		2.22%, 11/06/2018(b)	$4,000	$3,999
Automobile Asset Backed Securities - 2.19%			2.27%, 11/20/2018(b)	3,000	2,996
Americredit Automobile Receivables Trust 2018-1					$6,995
2.45%, 05/20/2019	$10	$10	Agriculture - 4.28%
Americredit Automobile Receivables Trust 2018-2			Archer-Daniels-Midland Co
2.43%, 08/19/2019	1,162	1,162	2.26%, 11/21/2018(b)	4,000	3,995
Capital Auto Receivables Asset Trust 2018-2			2.27%, 11/14/2018(b)	5,000	4,996
2.70%, 11/20/2019(b)	2,000	2,000	Philip Morris International Inc
Drive Auto Receivables Trust			2.22%, 11/16/2018(b)	4,000	3,996
2.43%, 08/15/2019	569	569	2.22%, 11/27/2018(b)	3,000	2,995
Ford Credit Auto Lease Trust			2.23%, 11/09/2018(b)	2,500	2,499
2.45%, 10/15/2019	2,023	2,023	2.23%, 11/28/2018(b)	2,500	2,496
Santander Drive Auto Receivables Trust 2018-4					$20,977
2.41%, 08/15/2019	1,136	1,136	Automobile Manufacturers - 5.14%
Santander Drive Auto Receivables Trust 2018-5			American Honda Finance Corp (credit support
2.63%, 11/15/2019	2,450	2,450	from Honda Motor Company)
Volkswagen Auto Loan Enhanced Trust 2018-1			2.22%, 12/05/2018(d)	3,500	3,493
2.42%, 07/22/2019	1,371	1,371	2.24%, 12/07/2018(d)	4,000	3,991
		$10,721	Nissan Motor Acceptance Corp
Diversified Financial Services - 3.71%			2.30%, 12/03/2018(b)	3,700	3,692
Corporate Finance Managers Inc			2.30%, 12/11/2018(b)	3,000	2,992
2.29%, 11/07/2018(c)	1,170	1,170	PACCAR Financial Corp (credit support from
MetLife Inc			Paccar Inc)
2.56%, 08/16/2019	9,000	9,000	2.28%, 11/28/2018(d)	4,000	3,993
New York Life			Toyota Credit Canada Inc (credit support from
2.35%, 07/22/2019	8,000	8,000	Toyota Financial Services)
		$18,170	2.43%, 01/16/2019(d)	3,000	2,985
Other Asset Backed Securities - 0.24%			Toyota Financial Services de Puerto Rico
Dell Equipment Finance Trust 2018-1			Inc (credit support from Toyota Financial
2.45%, 06/24/2019(b)	1,176	1,175	Services)
TOTAL BONDS		$30,066	2.16%, 11/15/2018(d)	4,000	3,997
	Principal				$25,143
MUNICIPAL BONDS - 7.63%	Amount (000's) Value (000's)		Banks - 24.72%
California - 0.69%			Barclays Bank Plc
Kern Water Bank Authority (credit support from			2.25%, 11/01/2018(e)	900	900
Wells Fargo)			2.28%, 11/20/2018(e)	3,000	2,996
2.25%, 11/07/2018(c),(d)	$3,408	$3,408	2.35%, 12/05/2018(e)	4,000	3,991
Colorado - 3.07%			2.50%, 01/03/2019(e)	3,000	2,987
City of Colorado Springs CO Utilities System			BNP Paribas SA/New York NY
Revenue (credit support from Mizuho Corp Bank			2.17%, 11/01/2018	6,000	6,000
LTD)			CAFCO LLC
2.25%, 11/07/2018(c),(d)	7,000	7,000	2.25%, 11/29/2018(b)	4,000	3,993
Colorado Housing & Finance Authority (credit			Commonwealth Bank of Australia
support from Federal Home Loan Bank)			2.25%, 12/12/2018(b),(e)	4,000	3,990
2.27%, 11/07/2018(c),(d)	7,510	7,510	Credit Suisse AG/New York NY
County of Kit Carson CO (credit support from			2.37%, 12/24/2018	3,500	3,488
Wells Fargo)			2.40%, 12/31/2018	4,000	3,984
2.25%, 11/07/2018(c),(d)	530	530	DBS Bank Ltd
		$15,040	2.23%, 11/02/2018(b),(e)	4,250	4,250
Illinois - 1.47%			2.38%, 01/22/2019(b),(e)	3,000	2,984
Memorial Health System/IL (credit support from			HSBC USA Inc
JPMorgan Chase & Co)			2.30%, 11/05/2018(b)	3,000	2,999
2.25%, 11/07/2018(c),(d)	7,200	7,200	Manhattan Asset Funding Co LLC
Maryland - 1.62%			2.20%, 11/16/2018(b)	4,000	3,996
City of Baltimore MD (credit support from State			2.28%, 11/30/2018(b)	3,000	2,994
Street Bank)			2.31%, 11/06/2018(b)	3,500	3,499
2.20%, 11/07/2018(c),(d)	7,915	7,915	Mitsubishi UFJ Trust & Banking Corp/NY
			2.39%, 01/07/2019(b)	3,000	2,987

See accompanying notes.

Schedule of Investments
Money Market Fund
October 31, 2018

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Diversified Financial Services (continued)
Mizuho Bank Ltd/New York NY			JP Morgan Securities LLC
2.27%, 11/30/2018(b)	$4,000	$3,993	2.25%, 11/15/2018	$3,000	$2,997
2.27%, 12/10/2018(b)	3,500	3,491	2.32%, 12/11/2018	3,500	3,491
2.30%, 12/06/2018(b)	4,000	3,991	Liberty Street Funding LLC
MUFG Bank Ltd/New York NY			2.25%, 11/14/2018(b)	3,500	3,497
2.13%, 11/08/2018	3,200	3,199	2.33%, 11/13/2018(b)	4,000	3,997
2.23%, 11/05/2018	720	720	2.40%, 01/02/2019(b)	4,000	3,983
2.24%, 11/13/2018	4,650	4,647	National Rural Utilities Cooperative Finance Corp
Natixis SA/New York NY			2.25%, 11/13/2018	2,000	1,999
2.30%, 12/13/2018	3,000	2,992	2.27%, 11/27/2018	2,600	2,596
2.30%, 12/18/2018	3,300	3,290	2.27%, 12/04/2018	2,350	2,345
2.32%, 12/20/2018	3,000	2,990	Nationwide Building Society
Nordea Bank Abp			2.25%, 11/01/2018(b)	3,500	3,500
2.29%, 12/18/2018(b),(e)	4,000	3,988	2.52%, 01/14/2019(b)	3,000	2,984
Oversea-Chinese Banking Corp Ltd			Nieuw Amsterdam Receivables Corp
2.20%, 11/09/2018(b),(e)	2,750	2,749	2.22%, 11/26/2018(b)	8,590	8,576
2.25%, 11/28/2018(b),(e)	2,000	1,997	2.34%, 12/03/2018(b)	3,500	3,493
Royal Bank of Canada			Ontario Teachers' Finance Trust (credit support
2.40%, 01/04/2019(e)	3,500	3,485	from Ontario Teachers Pension Plan Board)
Sheffield Receivables Co LLC			2.23%, 11/16/2018(b),(d)	2,100	2,098
2.20%, 11/05/2018(b)	4,265	4,264	2.25%, 11/21/2018(b),(d)	4,000	3,995
2.37%, 12/10/2018(b)	4,000	3,990	2.38%, 01/03/2019(b),(d)	1,500	1,494
Skandinaviska Enskilda Banken AB			Regency Markets No. 1 LLC
2.32%, 12/24/2018(b),(e)	3,500	3,488	2.27%, 11/07/2018(b)	4,000	3,998
Societe Generale SA			2.30%, 11/19/2018(b)	4,000	3,995
2.30%, 11/23/2018(b),(e)	3,500	3,495	Thunder Bay Funding LLC
Standard Chartered Bank/New York			2.25%, 12/04/2018(b)	4,000	3,992
2.30%, 12/07/2018(b)	3,450	3,442	2.44%, 01/08/2019(b)	3,000	2,986
2.35%, 11/07/2018(b)	4,000	3,998			$119,749
United Overseas Bank Ltd			Electrical Components & Equipment - 0.71%
2.28%, 12/03/2018(b),(e)	800	798	Emerson Electric Co
		$121,045	2.25%, 11/28/2018(b)	3,500	3,494
Chemicals - 2.34%			Gas - 0.82%
BASF SE			ONE Gas Inc
2.23%, 11/01/2018(b)	4,000	4,000	2.24%, 11/07/2018(b)	4,000	3,998
2.24%, 11/05/2018(b)	970	970	Insurance - 1.63%
2.35%, 12/27/2018(b)	4,000	3,985	Nationwide Life Insurance Co
2.36%, 12/28/2018(b)	2,500	2,491	2.30%, 11/29/2018(b)	4,000	3,993
		$11,446	Prudential Financial Inc
Computers - 2.11%			2.27%, 11/08/2018(b)	4,000	3,998
International Business Machines Corp					$7,991
2.31%, 12/19/2018(b)	7,350	7,327	Machinery - Construction & Mining - 1.68%
2.32%, 12/28/2018(b)	3,000	2,989	Caterpillar Financial Services Corp (credit
		$10,316	support from Caterpillar Inc)
Diversified Financial Services - 24.46%			2.20%, 11/06/2018(d)	3,000	2,999
Anglesea Funding LLC			2.30%, 11/27/2018(d)	4,000	3,993
2.24%, 11/02/2018(b)	4,000	4,000	2.33%, 12/12/2018(d)	1,240	1,237
CME Group Inc					$8,229
2.25%, 11/08/2018(b)	3,000	2,999	Machinery - Diversified - 0.61%
2.27%, 11/09/2018(b)	3,000	2,998	John Deere Financial Inc (credit support from
CRC Funding LLC			John Deere Capital)
2.22%, 11/09/2018(b)	3,500	3,498	2.43%, 01/09/2019(b),(d)	3,000	2,986
DCAT LLC			Pharmaceuticals - 0.82%
2.24%, 11/08/2018	3,000	2,999	Novartis Finance Corp (credit support from
2.29%, 11/15/2018	5,000	4,996	Novartis AG)
2.30%, 11/21/2018	2,000	1,997	2.26%, 11/26/2018(b),(d)	4,000	3,994
Fairway Finance Co LLC
2.30%, 12/17/2018(b)	3,000	2,991	REITs - 0.61%
2.48%, 01/03/2019(b)	4,000	3,983	Simon Property Group LP
Gotham Funding Corp			2.32%, 12/19/2018(b)	3,000	2,991
2.28%, 12/18/2018(b)	1,130	1,127	Retail - 3.31%
2.29%, 12/20/2018(b)	3,000	2,991	Home Depot Inc/The
2.38%, 12/11/2018(b)	3,200	3,192	2.17%, 11/01/2018(b)	6,000	6,000
2.40%, 01/10/2019(b)	4,000	3,981	Target Corp
Intercontinental Exchange Inc			2.17%, 11/01/2018	4,000	4,000
2.21%, 11/05/2018(b)	4,000	3,999
2.25%, 12/03/2018(b)	4,000	3,992
2.25%, 12/13/2018(b)	4,000	3,990

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		October 31, 2018

	Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
2.26%, 11/20/2018(b)	$3,000	$2,996
2.31%, 11/23/2018(b)	3,200	3,196
		$16,192
Telecommunications - 1.22%
Telstra Corp Ltd
2.30%, 11/20/2018(b)	3,000	2,996
2.40%, 12/14/2018(b)	3,000	2,992
		$5,988
TOTAL COMMERCIAL PAPER		$371,534
	Maturity
REPURCHASE AGREEMENTS - 6.54%	Amount (000's) Value (000's)
Banks - 6.54%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
2.19% dated 10/31/2018 maturing 11/1/2018
(collateralized by US Government
Securities; $16,320,071; 0.00%-3.63%; dated
11/15/2028-08/15/2047)
Merrill Lynch Repurchase Agreement; 2.19%	16,001	16,000
dated 10/31/2018 maturing 11/1/2018
(collateralized by US Government
Securities; $16,320,000; 0.00%, dated
02/15/2038-08/15/2038)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$489,363
Other Assets and Liabilities - 0.04%		219
TOTAL NET ASSETS - 100.00%		$489,582

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $274,932 or 56.16% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	61.06%
Consumer, Cyclical	8.45%
Insured	7.63%
Consumer, Non-cyclical	5.10%
Industrial	4.43%
Investment Companies	3.76%
Asset Backed Securities	2.43%
Basic Materials	2.34%
Technology	2.11%
Communications	1.22%
Utilities	0.82%
Fiancial	0.61%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Overseas Fund
October 31, 2018

COMMON STOCKS - 94.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.04%			Banks (continued)
Dentsu Inc	9,900	$459	Bendigo & Adelaide Bank Ltd	34,532	$251
WPP PLC	60,918	689	BNP Paribas SA	615,293	32,065
		$1,148	BOC Hong Kong Holdings Ltd	176,300	660
Aerospace & Defense - 3.64%			CaixaBank SA	3,908,899	15,818
Airbus SE	393,093	43,442	Canadian Imperial Bank of Commerce	43,574	3,763
BAE Systems PLC	152,595	1,023	CIMB Group Holdings Bhd	14,113,700	19,312
Cobham PLC (a)	23,695,974	32,526	Commonwealth Bank of Australia	84,974	4,178
Kawasaki Heavy Industries Ltd	9,900	235	Credit Agricole SA	57,085	731
Leonardo SpA	10,055	109	Credit Suisse Group AG (a)	1,854,707	24,248
Meggitt PLC	55,120	373	Danske Bank A/S	30,815	590
Rolls-Royce Holdings PLC (a)	2,671,144	28,646	Deutsche Bank AG	84,129	822
		$106,354	DNB ASA	48,892	883
Agriculture - 3.91%			Hang Seng Bank Ltd	36,400	854
British American Tobacco PLC	1,329,874	57,651	HSBC Holdings PLC	1,002,998	8,254
Golden Agri-Resources Ltd	455,600	84	ING Groep NV	943,470	11,162
Imperial Brands PLC	791,539	26,812	Intesa Sanpaolo SpA	415,852	921
Japan Tobacco Inc	1,152,100	29,603	KBC Group NV	10,800	744
		$114,150	Lloyds Banking Group PLC	28,585,211	20,860
Airlines - 0.90%			Mitsubishi UFJ Financial Group Inc	566,200	3,427
Deutsche Lufthansa AG	8,153	164	Mizuho Financial Group Inc	1,156,000	1,985
International Consolidated Airlines Group SA	21,264	164	National Australia Bank Ltd	131,478	2,355
Japan Airlines Co Ltd	730,200	25,915	Natixis SA	66,837	390
Singapore Airlines Ltd	19,500	134	Nordea Bank Abp	130,590	1,135
		$26,377	Oversea-Chinese Banking Corp Ltd	97,600	758
			Resona Holdings Inc	3,475,100	18,279
Apparel - 0.76%			Royal Bank of Scotland Group PLC	205,533	619
Gildan Activewear Inc	734,903	21,967	Seven Bank Ltd	6,795,300	21,237
Yue Yuen Industrial Holdings Ltd	52,000	143	Shizuoka Bank Ltd/The	30,500	267
		$22,110	Skandinaviska Enskilda Banken AB	81,419	843
Automobile Manufacturers - 0.55%			Societe Generale SA	38,395	1,407
Bayerische Motoren Werke AG	14,241	1,226	Sumitomo Mitsui Financial Group Inc	590,600	22,995
Daimler AG	39,052	2,313	Sumitomo Mitsui Trust Holdings Inc	16,007	636
Honda Motor Co Ltd	78,000	2,227	Svenska Handelsbanken AB	65,518	712
Isuzu Motors Ltd	25,400	333	Swedbank AB	45,305	1,019
Mazda Motor Corp	40,300	429	UBS Group AG (a)	165,491	2,313
Mitsubishi Motors Corp	47,500	299	UniCredit SpA	3,931,682	50,267
Nissan Motor Co Ltd	110,800	1,008	United Overseas Bank Ltd	1,508,600	26,673
Peugeot SA	20,877	496	Westpac Banking Corp	165,299	3,140
Renault SA	11,177	835			$393,320
Subaru Corp	19,100	515	Beverages - 1.48%
Toyota Motor Corp	109,210	6,398	Coca-Cola European Partners PLC	566,208	25,757
		$16,079	Diageo PLC	494,564	17,098
Automobile Parts & Equipment - 0.12%			Kirin Holdings Co Ltd	19,700	470
Aisin Seiki Co Ltd	5,700	223			$43,325
Bridgestone Corp	29,200	1,126	Building Materials - 0.47%
Cie Generale des Etablissements Michelin SCA	4,237	434	AGC Inc/Japan	8,400	275
JTEKT Corp	14,300	178	Cie de Saint-Gobain	17,682	666
NGK Insulators Ltd	6,500	91	HeidelbergCement AG	5,280	358
Sumitomo Electric Industries Ltd	36,200	494	LafargeHolcim Ltd (a)	20,806	964
Sumitomo Rubber Industries Ltd	12,100	174	LIXIL Group Corp	18,800	296
Toyoda Gosei Co Ltd	4,600	99	Sumitomo Osaka Cement Co Ltd	294,110	10,927
Toyota Industries Corp	10,400	511	Taiheiyo Cement Corp	8,500	250
Yokohama Rubber Co Ltd/The	4,300	83			$13,736
		$3,413	Chemicals - 7.78%
Banks - 13.46%			Air Liquide SA	181,792	21,976
ABN AMRO Group NV (b)	21,163	519	Akzo Nobel NV	463,437	38,912
Akbank T.A.S.	4,089,274	4,836	BASF SE	622,587	47,776
Aozora Bank Ltd	8,200	283	Covestro AG (b)	4,777	308
Arion Banki HF (b)	13,114,747	8,784	Daicel Corp	18,200	193
Australia & New Zealand Banking Group Ltd	139,754	2,572	Evonik Industries AG	11,578	358
Banco Bilbao Vizcaya Argentaria SA	286,333	1,580	Givaudan SA	7,284	17,656
Banco Santander SA	699,664	3,329	Johnson Matthey PLC	276,947	10,500
Banco Santander SA - Rights (a)	692,926	27	JSR Corp	13,600	203
Bank Hapoalim BM	75,795	513	Kaneka Corp	3,400	142
Bank Leumi Le-Israel BM	53,483	334	Kuraray Co Ltd	22,600	310
Bank of East Asia Ltd/The	89,800	291	Linde PLC (a)	532,783	87,411
Bank of Ireland Group PLC	2,450,427	17,314	Mitsubishi Chemical Holdings Corp	60,900	475
Bank of Queensland Ltd	28,205	193	Mitsubishi Gas Chemical Co Inc	7,600	128
Barclays PLC	20,955,919	46,172	Mitsui Chemicals Inc	13,000	291

See accompanying notes.

Schedule of Investments
Overseas Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Electronics - 0.03%
Sumitomo Chemical Co Ltd	68,700	$344	Kyocera Corp	13,900	$753
Teijin Ltd	8,200	142	Nippon Electric Glass Co Ltd	6,000	151
Tosoh Corp	18,400	242	NOK Corp	5,500	79
		$227,367			$983
Commercial Services - 0.30%			Engineering & Construction - 0.61%
Babcock International Group PLC	17,946	140	ACS Actividades de Construccion y Servicios SA	18,328	686
China Merchants Port Holdings Co Ltd	4,720,151	8,040	Auckland International Airport Ltd	68,298	312
Dai Nippon Printing Co Ltd	17,200	386	Balfour Beatty PLC	3,411,791	11,462
Toppan Printing Co Ltd	17,300	244	Bouygues SA	15,558	567
		$8,810	CK Infrastructure Holdings Ltd	47,000	344
Computers - 0.04%			Ferrovial SA	17,195	344
Fujitsu Ltd	10,100	615	Kajima Corp	31,800	410
NEC Corp	18,400	528	Obayashi Corp	46,000	406
		$1,143	Singapore Technologies Engineering Ltd	38,700	99
Consumer Products - 0.01%			Skanska AB	24,145	380
Societe BIC SA	1,821	174	Taisei Corp	15,100	646
Distribution & Wholesale - 1.77%			Vinci SA	24,223	2,156
ITOCHU Corp	67,400	1,250			$17,812
Li & Fung Ltd	432,000	86	Food - 0.31%
Marubeni Corp	74,900	607	Aeon Co Ltd	14,900	342
Mitsubishi Corp	64,600	1,818	Aryzta AG (a)	285,613	2,664
Mitsui & Co Ltd	79,000	1,320	Carrefour SA	24,979	485
Rexel SA	10,560	135	Casino Guichard Perrachon SA	3,925	173
Sumitomo Corp	1,725,000	26,163	ICA Gruppen AB	5,571	197
Toyota Tsusho Corp	15,000	541	J Sainsbury PLC	124,759	496
Travis Perkins PLC	1,396,227	19,720	METRO AG	12,782	192
		$51,640	Nestle SA	46,777	3,949
Diversified Financial Services - 1.95%			Toyo Suisan Kaisha Ltd	3,000	103
CI Financial Corp	655,600	9,696	Wm Morrison Supermarkets PLC	158,885	503
Credit Saison Co Ltd	11,100	176			$9,104
Daiwa Securities Group Inc	69,500	399	Food Service - 0.80%
Mebuki Financial Group Inc	58,500	178	Elior Group SA (b)	1,634,078	23,505
Mitsubishi UFJ Lease & Finance Co Ltd	27,900	143	Gas - 1.11%
Nomura Holdings Inc	165,200	793	Centrica PLC	272,120	511
ORIX Corp	1,330,500	21,676	Enagas SA	625,958	16,596
Samsung Securities Co Ltd	375,781	8,878	National Grid PLC	162,802	1,720
Standard Life Aberdeen PLC (a)	4,380,045	15,128	Naturgy Energy Group SA	24,864	611
		$57,067	Osaka Gas Co Ltd	26,600	486
Electric - 3.30%			Snam SpA	2,920,957	12,077
AusNet Services	124,238	151	Tokyo Gas Co Ltd	19,300	475
Chubu Electric Power Co Inc	43,100	622			$32,476
CLP Holdings Ltd	78,000	874	Hand & Machine Tools - 0.54%
EDP - Energias de Portugal SA	181,708	638	Fuji Electric Co Ltd	514,400	15,702
Electric Power Development Co Ltd	10,300	280	Healthcare - Products - 0.62%
Electricite de France SA	28,401	471	Koninklijke Philips NV	484,905	18,085
Endesa SA	22,549	472	Holding Companies - Diversified - 0.09%
Enel SpA	394,540	1,934	CK Hutchison Holdings Ltd	128,500	1,294
Engie SA	2,333,232	31,002	Jardine Matheson Holdings Ltd	10,540	609
Fortum OYJ	874,705	18,413	NWS Holdings Ltd	110,000	218
HK Electric Investments & HK Electric	188,000	179	Swire Pacific Ltd	17,500	182
Investments Ltd			Wharf Holdings Ltd/The	86,000	215
Iberdrola SA	289,116	2,046			$2,518
Innogy SE (b)	9,858	435	Home Builders - 0.08%
Kansai Electric Power Co Inc/The	34,800	533	Barratt Developments PLC	71,882	471
Meridian Energy Ltd	90,976	187	Persimmon PLC	22,098	647
Power Assets Holdings Ltd	98,000	654	Sekisui House Ltd	44,100	647
Red Electrica Corp SA	30,729	636	Taylor Wimpey PLC	232,605	479
RWE AG	12,875	250			$2,244
SSE PLC	2,408,573	35,106	Insurance - 6.18%
Terna Rete Elettrica Nazionale SpA	99,884	516	Aegon NV	89,112	546
Tohoku Electric Power Co Inc	30,300	383	Ageas	12,970	649
Tokyo Electric Power Co Holdings Inc (a)	102,600	525	Allianz SE	22,024	4,588
		$96,307	AMP Ltd	6,397,790	11,219
Electrical Components & Equipment - 0.04%			Assicurazioni Generali SpA	58,725	948
Brother Industries Ltd	15,900	291	Aviva PLC	5,467,065	29,877
Schneider Electric SE	13,052	944	AXA SA	97,092	2,430
		$1,235	Baloise Holding AG	3,465	495
			CNP Assurances	12,185	272

See accompanying notes.

Schedule of Investments
Overseas Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Mining (continued)
Dai-ichi Life Holdings Inc	51,500	$966	BHP Billiton PLC	705,958	$14,083
Direct Line Insurance Group PLC	97,615	410	Glencore PLC (a)	562,488	2,289
Hannover Rueck SE	4,278	575	Mitsubishi Materials Corp	7,400	205
Japan Post Holdings Co Ltd	75,100	891	Rio Tinto PLC	57,889	2,811
Legal & General Group PLC	298,096	956	South32 Ltd	246,176	635
Manulife Financial Corp	2,526,180	39,779	Sumitomo Metal Mining Co Ltd	16,500	519
Mapfre SA	76,517	229			$25,489
MS&AD Insurance Group Holdings Inc	22,800	685	Miscellaneous Manufacturers - 0.94%
Muenchener Rueckversicherungs-Gesellschaft	7,482	1,607	FUJIFILM Holdings Corp	16,700	722
AG in Muenchen			Nikon Corp	22,700	396
NN Group NV	15,064	647	Siemens AG	219,119	25,187
Poste Italiane SpA (b)	37,088	266	Smiths Group PLC	9,588	171
Prudential PLC	2,452,852	49,115	Toshiba Corp (a)	31,100	932
QBE Insurance Group Ltd	58,303	468			$27,408
Sampo Oyj	22,179	1,020	Office & Business Equipment - 0.07%
Sompo Holdings Inc	612,700	25,271	Canon Inc	51,600	1,469
Swiss Life Holding AG (a)	1,715	647	Konica Minolta Inc	32,000	317
Swiss Re AG	15,735	1,420	Seiko Epson Corp	19,800	319
T&D Holdings Inc	39,500	631			$2,105
Tokio Marine Holdings Inc	32,300	1,522	Oil & Gas - 7.86%
Tryg A/S	8,580	207	BP PLC	6,404,383	46,264
Zurich Insurance Group AG (a)	7,571	2,351	Ecopetrol SA ADR	1,575,886	36,655
		$180,687	Encana Corp	2,866,154	29,261
Internet - 1.22%			Eni SpA	1,544,545	27,430
Baidu Inc ADR(a)	188,206	35,770	Equinor ASA	50,239	1,299
Investment Companies - 0.00%			Idemitsu Kosan Co Ltd	9,400	426
BGP Holdings PLC (a),(c),(d)	738,711	—	Inpex Corp	1,675,000	19,073
Iron & Steel - 0.07%			JXTG Holdings Inc	160,310	1,083
ArcelorMittal	32,544	812	OMV AG	10,456	581
Hitachi Metals Ltd	5,300	62	Repsol SA	70,451	1,259
JFE Holdings Inc	23,300	438	Royal Dutch Shell PLC - A Shares	237,807	7,576
Kobe Steel Ltd	21,900	176	Royal Dutch Shell PLC - B Shares	1,443,166	47,066
Nippon Steel & Sumitomo Metal Corp	36,200	668	Showa Shell Sekiyu KK	13,300	254
		$2,156	SK Innovation Co Ltd	28,164	5,285
Leisure Products & Services - 0.79%			TOTAL SA	102,871	6,036
Carnival PLC	419,898	22,887			$229,548
TUI AG	15,638	259	Oil & Gas Services - 1.77%
		$23,146	CGG SA (a)	4,080,404	9,870
Lodging - 0.69%			Oceaneering International Inc (a)	1,174,491	22,245
Sands China Ltd	115,600	457	Schlumberger Ltd	380,880	19,543
SJM Holdings Ltd	24,134,083	19,557			$51,658
		$20,014	Packaging & Containers - 0.55%
Machinery - Construction & Mining - 2.33%			RPC Group PLC	1,612,426	15,717
ABB Ltd	2,264,474	45,565	Toyo Seikan Group Holdings Ltd	10,800	220
Hitachi Ltd	703,760	21,514			$15,937
Mitsubishi Electric Corp	87,000	1,101	Pharmaceuticals - 7.36%
		$68,180	Alfresa Holdings Corp	13,400	358
Machinery - Diversified - 2.51%			AstraZeneca PLC	499,280	38,190
Amada Holdings Co Ltd	24,200	228	Bayer AG	40,056	3,070
CNH Industrial NV	2,022,675	21,026	Daiichi Sankyo Co Ltd	12,300	470
FANUC Corp	118,500	20,615	Eisai Co Ltd	6,200	516
GEA Group AG	706,145	21,457	GlaxoSmithKline PLC	2,100,810	40,688
Mitsubishi Heavy Industries Ltd	14,600	515	Medipal Holdings Corp	12,100	259
Nabtesco Corp	430,400	9,447	Mitsubishi Tanabe Pharma Corp	17,900	264
		$73,288	Novartis AG	525,851	46,050
Media - 0.71%			Otsuka Holdings Co Ltd	12,600	603
Informa PLC	60,328	551	Roche Holding AG	126,090	30,686
ITV PLC	9,961,302	18,909	Sanofi	48,329	4,319
Pearson PLC	55,420	637	Sumitomo Dainippon Pharma Co Ltd	5,700	119
ProSiebenSat.1 Media SE	16,541	382	Suzuken Co Ltd/Aichi Japan	2,700	137
RTL Group SA	2,746	176	Taisho Pharmaceutical Holdings Co Ltd	1,700	181
		$20,655	Takeda Pharmaceutical Co Ltd	1,166,300	48,354
Metal Fabrication & Hardware - 0.00%			Teva Pharmaceutical Industries Ltd ADR	41,391	827
NSK Ltd	12,900	127			$215,091
Mining - 0.87%			Pipelines - 0.81%
Alumina Ltd	173,776	315	Koninklijke Vopak NV	524,715	23,729
Anglo American PLC	51,355	1,096	Private Equity - 0.02%
BHP Billiton Ltd	153,243	3,536	3i Group PLC	48,672	545

See accompanying notes.

Schedule of Investments
Overseas Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)		Shares Held Value (000’s)
Real Estate - 0.28%			Telecommunications (continued)
CapitaLand Ltd	182,000	$413	Orange SA		96,221	$1,502
CK Asset Holdings Ltd	80,000	521	PCCW Ltd		301,000	165
Deutsche Wohnen SE	8,812	403	Singapore Telecommunications Ltd		351,300	802
Hang Lung Group Ltd	62,000	153	SK Telecom Co Ltd		158,686	37,285
Hang Lung Properties Ltd	143,000	259	Spark New Zealand Ltd		130,297	337
Henderson Land Development Co Ltd	93,580	437	Swisscom AG		1,250	572
Hongkong Land Holdings Ltd	83,002	492	Telefonaktiebolaget LM Ericsson		67,541	588
Hysan Development Co Ltd	44,000	206	Telefonica Deutschland Holding AG		52,790	205
Kerry Properties Ltd	44,500	140	Telefonica SA		113,280	929
Mitsubishi Estate Co Ltd	29,300	468	Telia Co AB		136,464	614
Mitsui Fudosan Co Ltd	25,100	565	Telstra Corp Ltd		295,512	646
New World Development Co Ltd	434,285	553	TPG Telecom Ltd		13,311	68
Nomura Real Estate Holdings Inc	8,700	164	Vodafone Group PLC		12,269,330	23,073
Sun Hung Kai Properties Ltd	75,883	986				$177,273
Swire Properties Ltd	83,000	284	Transportation - 3.53%
Tokyo Tatemono Co Ltd	13,800	148	AP Moller - Maersk A/S - B		1,515	1,912
UOL Group Ltd	35,800	156	Canadian Pacific Railway Ltd		99,614	20,428
Vonovia SE	24,290	1,110	Central Japan Railway Co		6,900	1,324
Wharf Real Estate Investment Co Ltd	86,000	534	ComfortDelGro Corp Ltd		153,500	250
Wheelock & Co Ltd	58,000	310	Deutsche Post AG		719,134	22,707
		$8,302	East Japan Railway Co		348,400	30,429
REITs - 0.22%			Kamigumi Co Ltd		7,700	159
Ascendas Real Estate Investment Trust	187,400	341	Kyushu Railway Co		11,300	347
Covivio	2,660	267	Mitsui OSK Lines Ltd		2,800	68
Dexus	72,212	522	Nippon Express Co Ltd		5,300	335
Japan Retail Fund Investment Corp	182	336	Nippon Yusen KK		10,800	174
Klepierre SA	14,505	492	Royal Mail PLC		63,892	293
Land Securities Group PLC	52,638	573	Seibu Holdings Inc		1,358,200	24,641
Mirvac Group	263,440	405				$103,067
Nippon Building Fund Inc	95	543	Trucking & Leasing - 0.01%
Nomura Real Estate Master Fund Inc	276	357	AerCap Holdings NV (a)		5,772	289
Scentre Group	229,001	645	Water - 0.02%
Stockland	172,826	442	United Utilities Group PLC		48,406	449
Unibail-Rodamco-Westfield	5,949	1,077	TOTAL COMMON STOCKS			$2,768,954
United Urban Investment Corp	206	313	INVESTMENT COMPANIES - 2.58%		Shares Held Value (000's)
		$6,313	Money Market Funds - 2.58%
Retail - 2.31%			Principal Government Money Market Fund		75,385,387	75,385
Cie Financiere Richemont SA	394,649	28,845	2.05%(e),(f)
Greene King PLC	3,068,589	18,886	TOTAL INVESTMENT COMPANIES			$75,385
Harvey Norman Holdings Ltd	41,127	93	PREFERRED STOCKS - 2.47%		Shares Held Value (000's)
Hennes & Mauritz AB	37,548	663	Automobile Manufacturers - 2.47%
HUGO BOSS AG	255,134	18,233	Bayerische Motoren Werke AG	4.02%	3,913	$295
Lawson Inc	3,500	222	Porsche Automobil Holding SE	1.76%	5,436	346
Marks & Spencer Group PLC	115,345	436	Volkswagen AG 3.96%		424,729	71,355
Swatch Group AG/The	2,574	172				$71,996
		$67,550	Automobile Parts & Equipment - 0.00%
Semiconductors - 1.23%			Schaeffler AG 0.55%		7,751	81
MediaTek Inc	1,805,697	13,338	TOTAL PREFERRED STOCKS			$72,077
Samsung Electronics Co Ltd	603,250	22,583	Total Investments			$2,916,416
		$35,921	Other Assets and Liabilities - 0.17%			5,079
Shipbuilding - 0.01%			TOTAL NET ASSETS - 100.00%			$2,921,495
Yangzijiang Shipbuilding Holdings Ltd	166,600	149
Software - 1.64%
DeNA Co Ltd	7,400	123	(a)	Non-income producing security
Micro Focus International PLC	1,071,163	16,605	(b)	Security exempt from registration under Rule 144A of the Securities Act of
SAP SE	291,349	31,196	1933. These securities may be resold in transactions exempt from registration,
		$47,924	normally to qualified institutional buyers. At the end of the period, the value of
Telecommunications - 6.07%			these securities totaled $33,817 or 1.16% of net assets.
Bezeq The Israeli Telecommunication Corp Ltd	147,246	169	(c)	The value of these investments was determined using significant unobservable
BT Group PLC	406,750	1,245	inputs.
China Mobile Ltd	4,892,841	45,836	(d)	Fair value of these investments is determined in good faith by the Manager
Deutsche Telekom AG	1,125,497	18,460	under procedures established and periodically reviewed by the Board of
Eutelsat Communications SA	12,392	251	Directors. Certain inputs used in the valuation may be unobservable; however,
HKT Trust & HKT Ltd	268,000	370	each security is evaluated individually for purposes of ASC 820 which results
KDDI Corp	1,645,600	39,824	in not all securities being identified as Level 3 of the fair value hierarchy. At
Nippon Telegraph & Telephone Corp	33,500	1,382	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Nokia OYJ	242,118	1,368	net assets.
NTT DOCOMO Inc	63,800	1,582

See accompanying notes.

Schedule of Investments Overseas Fund October 31, 2018

(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	26.68%
Japan	17.13%
Germany	9.43%
Switzerland	7.22%
France	6.46%
Netherlands	5.07%
United States	4.79%
Canada	4.27%
Italy	3.23%
Hong Kong	2.93%
Korea, Republic Of	2.53%
Australia	1.56%
Spain	1.51%
Colombia	1.25%
China	1.23%
Singapore	1.01%
Finland	0.76%
Malaysia	0.66%
Ireland	0.60%
Taiwan, Province Of China	0.46%
Iceland	0.30%
Turkey	0.17%
Sweden	0.16%
Denmark	0.10%
Israel	0.07%
Norway	0.07%
Belgium	0.05%
Luxembourg	0.04%
New Zealand	0.03%
Austria	0.02%
Macao	0.02%
Portugal	0.02%
Other Assets and Liabilities	0.17%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017			Purchases	Sales	October 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—			$1,145,932	$1,070,547		$75,385
	$—			$1,145,932	$1,070,547		$75,385

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.05%	$1,074	$		— $	—		$—
	$1,074	$		— $	—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2018	Long		218		$19,756		$(302)
Total							$(302)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2018

COMMON STOCKS - 97.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.90%			Healthcare - Products - 5.69%
Boeing Co/The	38,358	$13,611	Abbott Laboratories	222,673	$15,351
Northrop Grumman Corp	97,213	25,465	Becton Dickinson and Co	81,531	18,793
Teledyne Technologies Inc (a)	54,613	12,085	Edwards Lifesciences Corp (a)	125,652	18,546
		$51,161	Medtronic PLC	219,494	19,715
Airlines - 1.43%			Thermo Fisher Scientific Inc	101,849	23,797
Alaska Air Group Inc	192,107	11,799	Varian Medical Systems Inc (a)	34,450	4,112
Delta Air Lines Inc	244,700	13,393			$100,314
		$25,192	Healthcare - Services - 1.63%
Apparel - 1.41%			UnitedHealth Group Inc	83,228	21,752
Deckers Outdoor Corp (a)	118,212	15,033	Universal Health Services Inc	57,086	6,939
NIKE Inc	132,060	9,910			$28,691
		$24,943	Home Builders - 0.82%
Automobile Manufacturers - 0.44%			Thor Industries Inc	206,543	14,384
PACCAR Inc	135,494	7,752	Insurance - 1.69%
Automobile Parts & Equipment - 0.46%			Chubb Ltd	112,435	14,044
Autoliv Inc	98,364	8,198	Fidelity National Financial Inc	473,977	15,855
Banks - 7.31%					$29,899
East West Bancorp Inc	277,755	14,566	Internet - 7.53%
Goldman Sachs Group Inc/The	32,274	7,274	Alibaba Group Holding Ltd ADR(a)	77,656	11,049
JPMorgan Chase & Co	607,659	66,247	Alphabet Inc - A Shares (a)	36,826	40,162
PNC Financial Services Group Inc/The	184,390	23,692	Alphabet Inc - C Shares (a)	19,387	20,875
US Bancorp	326,349	17,058	Amazon.com Inc (a)	21,932	35,048
		$128,837	Booking Holdings Inc (a)	4,971	9,318
Beverages - 2.32%			Facebook Inc (a)	106,965	16,236
Keurig Dr Pepper Inc	543,034	14,119			$132,688
PepsiCo Inc	238,804	26,837	Machinery - Diversified - 0.70%
		$40,956	Deere & Co	91,670	12,416
Biotechnology - 1.57%			Media - 2.95%
Biogen Inc (a)	63,842	19,425	Comcast Corp - Class A	473,197	18,048
Gilead Sciences Inc	121,047	8,253	Nexstar Media Group Inc	141,210	10,575
		$27,678	Walt Disney Co/The	203,636	23,383
Chemicals - 2.52%					$52,006
Albemarle Corp	89,636	8,894	Miscellaneous Manufacturers - 0.72%
DowDuPont Inc	146,686	7,909	3M Co	66,494	12,651
FMC Corp	211,654	16,526	Oil & Gas - 5.37%
HB Fuller Co	248,966	11,069	Chevron Corp	200,325	22,366
		$44,398	Cimarex Energy Co	193,224	15,355
Commercial Services - 1.54%			Royal Dutch Shell PLC - B shares ADR	578,688	38,026
Aaron's Inc	376,475	17,743	Valero Energy Corp	207,999	18,947
PayPal Holdings Inc (a)	111,911	9,422			$94,694
		$27,165	Pharmaceuticals - 4.95%
Computers - 4.65%			Bristol-Myers Squibb Co	207,423	10,483
Apple Inc	374,866	82,043	Johnson & Johnson	218,390	30,573
Consumer Products - 1.40%			Merck & Co Inc	287,885	21,191
Church & Dwight Co Inc	416,583	24,733	Pfizer Inc	582,428	25,079
Distribution & Wholesale - 1.09%					$87,326
KAR Auction Services Inc	336,616	19,167	REITs - 3.72%
Diversified Financial Services - 4.55%			Alexandria Real Estate Equities Inc	263,420	32,198
Ameriprise Financial Inc	147,111	18,718	American Tower Corp	81,743	12,736
Charles Schwab Corp/The	219,436	10,147	Simon Property Group Inc	112,884	20,717
Discover Financial Services	482,823	33,638			$65,651
Visa Inc	128,637	17,733	Retail - 3.02%
		$80,236	Chipotle Mexican Grill Inc (a)	14,243	6,556
Electric - 3.00%			Costco Wholesale Corp	72,903	16,668
NextEra Energy Inc	174,566	30,113	Home Depot Inc/The	81,410	14,318
Xcel Energy Inc	463,726	22,727	Lululemon Athletica Inc (a)	74,383	10,468
		$52,840	Starbucks Corp	89,609	5,222
					$53,232
Electronics - 0.26%			Savings & Loans - 0.22%
Waters Corp (a)	23,950	4,543	Washington Federal Inc	135,564	3,818
Environmental Control - 0.72%
Waste Connections Inc	167,143	12,776	Semiconductors - 2.75%
			Broadcom Inc	34,345	7,676
Food - 1.64%			Lam Research Corp	77,365	10,965
McCormick & Co Inc/MD	107,018	15,411	Microchip Technology Inc	362,809	23,865
Tyson Foods Inc	225,553	13,515	NVIDIA Corp	28,098	5,924
		$28,926			$48,430
Hand & Machine Tools - 0.52%
Snap-on Inc	59,146	9,105

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Software - 9.10%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Adobe Inc (a)	87,826	$21,584	Investment Company Act of 1940) or an affiliate as defined by the Investment
Black Knight Inc (a)	256,894	12,529	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Fair Isaac Corp (a)	58,772	11,326	voting shares of the security). Please see affiliated sub-schedule for
Fidelity National Information Services Inc	129,906	13,523	transactional information.
Microsoft Corp	739,729	79,010	(c) Current yield shown is as of period end.
Omnicell Inc (a)	156,769	11,084
Red Hat Inc (a)	66,408	11,398	Portfolio Summary (unaudited)
		$160,454	Sector	Percent
Telecommunications - 4.37%			Consumer, Non-cyclical	20.74%
Arista Networks Inc (a)	53,073	12,225	Financial	17.49%
AT&T Inc	390,033	11,966	Technology	16.50%
Cisco Systems Inc	592,244	27,095	Communications	14.85%
T-Mobile US Inc (a)	126,202	8,651	Consumer, Cyclical	9.89%
Verizon Communications Inc	300,290	17,144	Industrial	6.87%
		$77,081	Energy	5.37%
Toys, Games & Hobbies - 1.22%			Utilities	3.00%
Hasbro Inc	233,763	21,438	Investment Companies	2.58%
Transportation - 1.05%			Basic Materials	2.52%
Expeditors International of Washington Inc	121,540	8,165	Other Assets and Liabilities	0.19%
Union Pacific Corp	70,846	10,359	TOTAL NET ASSETS	100.00%
		$18,524
TOTAL COMMON STOCKS		$1,714,346
INVESTMENT COMPANIES - 2.58%	Shares Held Value (000's)
Money Market Funds - 2.58%
Principal Government Money Market Fund	45,435,220	45,435
2.05%(b),(c)
TOTAL INVESTMENT COMPANIES		$45,435
Total Investments		$1,759,781
Other Assets and Liabilities - 0.19%		3,293
TOTAL NET ASSETS - 100.00%		$1,763,074

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$624,509	$579,074		$45,435
	$—		$624,509	$579,074		$45,435

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$401	$—		$—		$—
	$401	$—		$—		$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.45%
Blue Chip Fund (a)	1,024,992	$23,411
Diversified Real Asset Fund (a)	1,347,077	15,087
Global Multi-Strategy Fund (a)	4,424,198	48,799
International Small Company Fund (a)	939,812	10,432
LargeCap Growth Fund I (a)	1,510,123	23,482
MidCap Fund (a)	728,467	19,545
MidCap Value Fund III (a)	642,794	11,821
SmallCap Growth Fund I (a)	464,204	6,624
SmallCap Value Fund II (a)	503,199	6,099
		$165,300
Principal Funds, Inc. Institutional Class - 79.56%
Bond Market Index Fund (a)	7,168,040	76,340
Core Plus Bond Fund (a)	14,492,110	149,993
Diversified International Fund (a)	2,646,382	32,365
Equity Income Fund (a)	610,244	18,930
High Yield Fund I (a)	7,904,713	74,700
Inflation Protection Fund (a)	5,278,363	43,969
LargeCap S&P 500 Index Fund (a)	2,389,929	43,043
LargeCap Value Fund III (a)	1,161,201	19,798
Overseas Fund (a)	3,253,791	32,928
Short-Term Income Fund (a)	12,594,519	151,134
		$643,200
TOTAL INVESTMENT COMPANIES		$808,500
Total Investments		$808,500
Other Assets and Liabilities - (0.01)%		(114)
TOTAL NET ASSETS - 100.00%		$808,386

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	61.38%
Domestic Equity Funds	21.36%
International Equity Funds	9.36%
Specialty Funds	7.91%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$27,672	$1,313	$7,534		$23,411
Bond Market Index Fund	91,222	18,005	28,974		76,340
Core Plus Bond Fund	183,078	25,681	49,441		149,993
Diversified International Fund	51,475	1,634	15,936		32,365
Diversified Real Asset Fund	28,822	2,683	15,867		15,087
Equity Income Fund	28,205	2,074	11,135		18,930
Global Diversified Income Fund	93,711	5,676	95,574		—
Global Multi-Strategy Fund	53,529	7,703	10,097		48,799
Global Opportunities Fund	34,373	3,773	36,695		—
High Yield Fund I	—	76,810	842		74,700
Inflation Protection Fund	59,818	2,163	16,354		43,969
International Small Company Fund	16,627	1,024	5,414		10,432
LargeCap Growth Fund I	27,958	2,771	8,375		23,482
LargeCap S&P 500 Index Fund	47,533	7,348	11,920		43,043
LargeCap Value Fund III	25,812	2,048	7,989		19,798
MidCap Fund	25,353	1,204	6,681		19,545
MidCap Value Fund III	18,349	2,051	5,812		11,821
Overseas Fund	50,638	2,265	14,986		32,928
Short-Term Income Fund	160,070	32,218	38,677		151,134
SmallCap Growth Fund I	8,641	829	2,965		6,624
SmallCap Value Fund II	8,411	881	2,323		6,099
	$1,041,297	$200,154	$393,591		$808,500

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$38	$1,800		$676	$160
Bond Market Index Fund	2,075	(734)		—	(3,179)
Core Plus Bond Fund	5,437	(260)		—	(9,065)
Diversified International Fund	891	(1,680)		—	(3,128)
Diversified Real Asset Fund	673	930		—	(1,481)
Equity Income Fund	573	3,717		1,120	(3,931)
Global Diversified Income Fund	3,392	11,281		—	(15,094)
Global Multi-Strategy Fund	1,309	163		239	(2,499)
Global Opportunities Fund	2,778	5,141		469	(6,592)
High Yield Fund I	292	(4)		—	(1,264)
Inflation Protection Fund	1,139	601		—	(2,259)
International Small Company Fund	711	322		74	(2,127)
LargeCap Growth Fund I	159	2,939		2,231	(1,811)
LargeCap S&P 500 Index Fund	900	1,804		2,505	(1,722)
LargeCap Value Fund III	541	1,394		1,126	(1,467)
MidCap Fund	33	2,604		799	(2,935)
MidCap Value Fund III	585	345		1,191	(3,112)
Overseas Fund	1,218	2,039		303	(7,028)
Short-Term Income Fund	3,277	(16)		—	(2,461)
SmallCap Growth Fund I	192	1,007		513	(888)
SmallCap Value Fund II	224	607		534	(1,477)
	$26,437	$34,000		$11,780	$(73,360)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2015 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.29%
Blue Chip Fund (a)	760,502	$17,370
Diversified Real Asset Fund (a)	824,307	9,232
Global Multi-Strategy Fund (a)	2,413,297	26,619
International Small Company Fund (a)	760,960	8,447
LargeCap Growth Fund I (a)	1,136,563	17,674
MidCap Fund (a)	551,437	14,795
MidCap Value Fund III (a)	520,776	9,577
SmallCap Growth Fund I (a)	395,930	5,650
SmallCap Value Fund II (a)	423,629	5,134
		$114,498
Principal Funds, Inc. Institutional Class - 76.72%
Bond Market Index Fund (a)	4,017,366	42,785
Core Plus Bond Fund (a)	8,243,383	85,319
Diversified International Fund (a)	2,071,709	25,337
Equity Income Fund (a)	474,797	14,728
High Yield Fund I (a)	4,426,937	41,835
Inflation Protection Fund (a)	2,904,035	24,191
LargeCap S&P 500 Index Fund (a)	1,782,143	32,096
LargeCap Value Fund III (a)	895,659	15,271
Overseas Fund (a)	2,546,854	25,774
Short-Term Income Fund (a)	5,818,448	69,821
		$377,157
TOTAL INVESTMENT COMPANIES		$491,655
Total Investments		$491,655
Other Assets and Liabilities - (0.01)%		(73)
TOTAL NET ASSETS - 100.00%		$491,582

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	53.69%
Domestic Equity Funds	26.92%
International Equity Funds	12.11%
Specialty Funds	7.29%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$21,441	$1,102	$6,744		$17,370
Bond Market Index Fund	55,811	9,220	19,867		42,785
Core Plus Bond Fund	107,279	13,997	30,529		85,319
Diversified International Fund	40,027	1,738	12,699		25,337
Diversified Real Asset Fund	16,248	849	7,504		9,232
Equity Income Fund	21,274	1,865	8,211		14,728
Global Diversified Income Fund	50,160	6,679	54,725		—
Global Multi-Strategy Fund	28,741	5,511	6,381		26,619
Global Opportunities Fund	29,090	3,480	31,245		—
High Yield Fund I	—	43,337	790		41,835
Inflation Protection Fund	27,528	5,609	8,102		24,191
International Small Company Fund	13,470	977	4,552		8,447
LargeCap Growth Fund I	21,665	2,402	7,285		17,674
LargeCap S&P 500 Index Fund	37,020	5,519	10,483		32,096
LargeCap Value Fund III	20,262	1,854	6,776		15,271
MidCap Fund	19,187	1,311	5,409		14,795
MidCap Value Fund III	14,643	1,794	4,646		9,577
Overseas Fund	39,346	2,229	11,918		25,774
Short-Term Income Fund	66,935	23,719	19,753		69,821
SmallCap Growth Fund I	7,130	768	2,319		5,650
SmallCap Value Fund II	6,941	817	1,892		5,134
	$644,198	$134,777	$261,830		$491,655

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$30	$1,687		$532	$(116)
Bond Market Index Fund	1,262	(369)		—	(2,010)
Core Plus Bond Fund	3,163	176		—	(5,604)
Diversified International Fund	697	3,256		—	(6,985)
Diversified Real Asset Fund	361	(164)		—	(197)
Equity Income Fund	447	2,524		879	(2,724)
Global Diversified Income Fund	1,880	106		—	(2,220)
Global Multi-Strategy Fund	704	95		128	(1,347)
Global Opportunities Fund	2,385	4,681		402	(6,006)
High Yield Fund I	164	(4)		—	(708)
Inflation Protection Fund	568	138		—	(982)
International Small Company Fund	573	416		60	(1,864)
LargeCap Growth Fund I	125	3,158		1,737	(2,266)
LargeCap S&P 500 Index Fund	690	2,866		1,918	(2,826)
LargeCap Value Fund III	427	1,142		887	(1,211)
MidCap Fund	25	1,918		609	(2,212)
MidCap Value Fund III	466	254		935	(2,468)
Overseas Fund	952	494		236	(4,377)
Short-Term Income Fund	1,448	1		—	(1,081)
SmallCap Growth Fund I	160	735		422	(664)
SmallCap Value Fund II	187	451		442	(1,183)
	$16,714	$23,561		$9,187	$(49,051)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26.87%
Blue Chip Fund (a)	8,568,688	$195,709
Diversified Real Asset Fund (a)	7,370,419	82,549
Global Multi-Strategy Fund (a)	19,407,821	214,068
International Small Company Fund (a)	8,499,092	94,340
LargeCap Growth Fund I (a)	12,998,530	202,127
MidCap Fund (a)	6,174,855	165,671
MidCap Value Fund III (a)	6,049,228	111,245
SmallCap Growth Fund I (a)	4,333,244	61,836
SmallCap Value Fund II (a)	4,589,508	55,625
		$1,183,170
Principal Funds, Inc. Institutional Class - 73.14%
Bond Market Index Fund (a)	32,808,125	349,407
Core Plus Bond Fund (a)	67,319,820	696,760
Diversified International Fund (a)	24,529,191	299,992
Equity Income Fund (a)	5,373,842	166,697
High Yield Fund I (a)	34,709,980	328,009
Inflation Protection Fund (a)	19,860,904	165,441
LargeCap S&P 500 Index Fund (a)	20,033,230	360,798
LargeCap Value Fund III (a)	9,981,680	170,188
Overseas Fund (a)	29,837,365	301,954
Short-Term Income Fund (a)	31,734,089	380,809
		$3,220,055
TOTAL INVESTMENT COMPANIES		$4,403,225
Total Investments		$4,403,225
Other Assets and Liabilities - (0.01)%		(482)
TOTAL NET ASSETS - 100.00%		$4,402,743

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	43.63%
Domestic Equity Funds	33.83%
International Equity Funds	15.81%
Specialty Funds	6.74%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$222,825	$7,254	$50,801		$195,709
Bond Market Index Fund	402,627	68,722	104,703		349,407
Core Plus Bond Fund	851,087	95,891	206,717		696,760
Diversified International Fund	409,701	9,745	77,140		299,992
Diversified Real Asset Fund	136,689	3,974	54,695		82,549
Equity Income Fund	219,165	15,441	64,940		166,697
Global Diversified Income Fund	365,621	52,901	400,500		—
Global Multi-Strategy Fund	235,555	25,660	36,888		214,068
Global Opportunities Fund	286,384	29,459	297,788		—
High Yield Fund I	—	333,846	2,570		328,009
Inflation Protection Fund	179,701	30,437	39,137		165,441
International Small Company Fund	134,958	7,264	31,778		94,340
LargeCap Growth Fund I	224,900	21,230	52,696		202,127
LargeCap S&P 500 Index Fund	365,213	74,516	77,732		360,798
LargeCap Value Fund III	210,231	15,129	54,055		170,188
MidCap Fund	195,259	10,875	37,203		165,671
MidCap Value Fund III	147,715	18,176	30,555		111,245
Overseas Fund	403,134	18,769	76,877		301,954
Real Estate Securities Fund	39,555	—	40,588		—
Short-Term Income Fund	302,685	159,085	75,656		380,809
SmallCap Growth Fund I	69,614	6,366	14,526		61,836
SmallCap Value Fund II	67,808	8,567	13,148		55,625
	$5,470,427	$1,013,307	$1,840,693		$4,403,225

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$316	$13,013		$5,637	$3,418
Bond Market Index Fund	9,204	(1,932)		—	(15,307)
Core Plus Bond Fund	25,500	(210)		—	(43,291)
Diversified International Fund	7,271	(545)		—	(41,769)
Diversified Real Asset Fund	3,048	(1,648)		—	(1,771)
Equity Income Fund	4,818	19,597		9,322	(22,566)
Global Diversified Income Fund	14,042	(14,795)		—	(3,227)
Global Multi-Strategy Fund	5,802	654		1,057	(10,913)
Global Opportunities Fund	23,739	38,939		4,005	(56,994)
High Yield Fund I	1,283	(4)		—	(3,263)
Inflation Protection Fund	3,732	(215)		—	(5,345)
International Small Company Fund	5,854	1,167		611	(17,271)
LargeCap Growth Fund I	1,322	16,203		18,607	(7,510)
LargeCap S&P 500 Index Fund	6,823	12,488		18,979	(13,687)
LargeCap Value Fund III	4,491	8,823		9,338	(9,940)
MidCap Fund	264	4,473		6,350	(7,733)
MidCap Value Fund III	4,861	1,414		9,896	(25,505)
Overseas Fund	9,949	3,647		2,468	(46,719)
Real Estate Securities Fund	—	3,113		—	(2,080)
Short-Term Income Fund	7,145	(73)		—	(5,232)
SmallCap Growth Fund I	1,617	3,491		4,322	(3,109)
SmallCap Value Fund II	1,887	2,871		4,515	(10,473)
	$142,968	$110,471		$95,107	$(350,287)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2025 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.08%
Blue Chip Fund (a)	3,428,190	$78,300
Diversified Real Asset Fund (a)	2,677,090	29,983
Global Multi-Strategy Fund (a)	6,309,189	69,590
International Small Company Fund (a)	3,491,407	38,755
LargeCap Growth Fund I (a)	5,765,711	89,657
MidCap Fund (a)	2,642,804	70,906
MidCap Value Fund III (a)	2,568,879	47,242
SmallCap Growth Fund I (a)	1,932,539	27,577
SmallCap Value Fund II (a)	2,023,493	24,525
		$476,535
Principal Funds, Inc. Institutional Class - 69.93%
Bond Market Index Fund (a)	10,843,886	115,487
Core Plus Bond Fund (a)	22,416,954	232,015
Diversified International Fund (a)	10,520,834	128,670
Equity Income Fund (a)	2,290,463	71,050
High Yield Fund I (a)	11,046,086	104,386
Inflation Protection Fund (a)	5,122,737	42,672
LargeCap S&P 500 Index Fund (a)	8,362,976	150,617
LargeCap Value Fund III (a)	4,244,844	72,375
Overseas Fund (a)	12,792,284	129,458
Short-Term Income Fund (a)	5,097,217	61,167
		$1,107,897
TOTAL INVESTMENT COMPANIES		$1,584,432
Total Investments		$1,584,432
Other Assets and Liabilities - (0.01)%		(172)
TOTAL NET ASSETS - 100.00%		$1,584,260

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.91%
Fixed Income Funds	35.08%
International Equity Funds	18.74%
Specialty Funds	6.28%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$81,909	$5,948	$15,800		$78,300
Bond Market Index Fund	123,323	29,631	31,796		115,487
Core Plus Bond Fund	242,221	53,267	49,450		232,015
Diversified International Fund	152,656	15,219	21,443		128,670
Diversified Real Asset Fund	41,303	3,198	13,242		29,983
Equity Income Fund	80,691	9,078	17,468		71,050
Global Diversified Income Fund	100,455	21,755	118,100		—
Global Multi-Strategy Fund	66,000	14,463	7,812		69,590
Global Opportunities Fund	102,562	14,949	114,305		—
High Yield Fund I	—	109,936	3,430		104,386
Inflation Protection Fund	39,045	11,611	6,660		42,672
International Small Company Fund	48,442	4,651	7,938		38,755
LargeCap Growth Fund I	82,695	18,737	14,420		89,657
LargeCap S&P 500 Index Fund	136,553	37,470	22,731		150,617
LargeCap Value Fund III	77,317	8,881	13,332		72,375
MidCap Fund	72,475	10,204	10,133		70,906
MidCap Value Fund III	55,397	10,146	8,413		47,242
Overseas Fund	150,172	18,793	21,444		129,458
Real Estate Securities Fund	20,055	—	20,498		—
Short-Term Income Fund	31,081	37,227	6,439		61,167
SmallCap Growth Fund I	26,548	4,665	3,683		27,577
SmallCap Value Fund II	25,867	5,601	3,680		24,525
	$1,756,767	$445,430	$532,217		$1,584,432

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$117	$2,869		$2,093	$3,374
Bond Market Index Fund	2,870	(390)		—	(5,281)
Core Plus Bond Fund	8,072	14		—	(14,037)
Diversified International Fund	2,761	888		—	(18,650)
Diversified Real Asset Fund	936	(324)		—	(952)
Equity Income Fund	1,879	1,355		3,461	(2,606)
Global Diversified Income Fund	4,169	(2,857)		—	(1,253)
Global Multi-Strategy Fund	1,655	(14)		301	(3,047)
Global Opportunities Fund	8,720	15,714		1,470	(18,920)
High Yield Fund I	410	(21)		—	(2,099)
Inflation Protection Fund	832	5		—	(1,329)
International Small Company Fund	2,156	85		225	(6,485)
LargeCap Growth Fund I	491	2,054		7,063	591
LargeCap S&P 500 Index Fund	2,591	6		7,209	(681)
LargeCap Value Fund III	1,670	1,010		3,473	(1,501)
MidCap Fund	99	481		2,391	(2,121)
MidCap Value Fund III	1,850	35		3,907	(9,923)
Overseas Fund	3,777	32		936	(18,095)
Real Estate Securities Fund	—	1,515		—	(1,072)
Short-Term Income Fund	973	(4)		—	(698)
SmallCap Growth Fund I	625	148		1,729	(101)
SmallCap Value Fund II	728	25		1,820	(3,288)
	$47,381	$22,626		$36,078	$(108,174)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.01%
Blue Chip Fund (a)	7,190,000	$164,220
Diversified Real Asset Fund (a)	9,291,652	104,066
Global Multi-Strategy Fund (a)	20,888,953	230,405
International Emerging Markets Fund (a)	2,233,263	53,241
International Small Company Fund (a)	14,223,769	157,884
LargeCap Growth Fund I (a)	31,517,466	490,097
MidCap Fund (a)	10,452,691	280,446
MidCap Value Fund III (a)	10,562,602	194,246
Origin Emerging Markets Fund (a)	5,426,876	53,400
SmallCap Growth Fund I (a)	7,346,807	104,839
SmallCap Value Fund II (a)	7,789,909	94,414
		$1,927,258
Principal Funds, Inc. Institutional Class - 65.00%
Bond Market Index Fund (a)	32,046,228	341,292
Core Plus Bond Fund (a)	67,229,603	695,826
Diversified International Fund (a)	38,112,432	466,115
Equity Income Fund (a)	4,816,543	149,409
High Yield Fund I (a)	31,233,496	295,157
Inflation Protection Fund (a)	13,528,507	112,693
LargeCap S&P 500 Index Fund (a)	34,209,010	616,104
LargeCap Value Fund III (a)	25,322,944	431,756
Overseas Fund (a)	46,348,596	469,048
		$3,577,400
TOTAL INVESTMENT COMPANIES		$5,504,658
Total Investments		$5,504,658
Other Assets and Liabilities - (0.01)%		(582)
TOTAL NET ASSETS - 100.00%		$5,504,076

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.88%
Fixed Income Funds	26.25%
International Equity Funds	21.80%
Specialty Funds	6.08%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$246,095	$7,316	$103,189		$164,220
Bond Market Index Fund	335,376	109,459	88,373		341,292
Core Plus Bond Fund	752,299	161,894	177,707		695,826
Diversified International Fund	607,067	24,939	101,212		466,115
Diversified Real Asset Fund	154,720	5,970	52,187		104,066
Equity Income Fund	189,952	14,994	53,119		149,409
Global Diversified Income Fund	300,984	56,256	344,524		—
Global Multi-Strategy Fund	236,429	39,042	34,600		230,405
Global Opportunities Fund	432,865	48,754	444,958		—
High Yield Fund I	—	305,705	4,210		295,157
Inflation Protection Fund	119,128	21,216	23,947		112,693
International Emerging Markets Fund	42,364	26,028	8,742		53,241
International Small Company Fund	200,872	14,989	32,820		157,884
LargeCap Growth Fund I	453,329	106,900	88,225		490,097
LargeCap S&P 500 Index Fund	573,595	166,663	121,198		616,104
LargeCap Value Fund	137,172	—	140,603		—
LargeCap Value Fund III	348,847	177,596	87,406		431,756
MidCap Fund	302,436	34,965	51,300		280,446
MidCap Value Fund III	235,680	39,659	41,145		194,246
Origin Emerging Markets Fund	43,951	24,880	8,742		53,400
Overseas Fund	598,689	38,099	101,780		469,048
Real Estate Securities Fund	65,546	—	67,190		—
SmallCap Growth Fund I	109,932	13,113	18,479		104,839
SmallCap Value Fund II	107,002	18,317	18,480		94,414
	$6,594,330	$1,456,754	$2,214,136		$5,504,658

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$263	$25,014		$4,687	$(11,016)
Bond Market Index Fund	7,952	(970)		—	(14,200)
Core Plus Bond Fund	23,601	(129)		—	(40,531)
Diversified International Fund	10,896	(439)		—	(64,240)
Diversified Real Asset Fund	3,461	(1,617)		—	(2,820)
Equity Income Fund	3,872	6,320		7,395	(8,738)
Global Diversified Income Fund	11,215	(9,521)		—	(3,195)
Global Multi-Strategy Fund	5,762	471		1,049	(10,937)
Global Opportunities Fund	36,399	44,543		6,140	(81,204)
High Yield Fund I	2,185	(7)		—	(6,331)
Inflation Protection Fund	2,454	(31)		—	(3,673)
International Emerging Markets Fund	502	902		—	(7,311)
International Small Company Fund	8,847	2,077		923	(27,234)
LargeCap Growth Fund I	3,044	1,194		43,097	16,899
LargeCap S&P 500 Index Fund	11,079	4,078		30,820	(7,034)
LargeCap Value Fund	—	58,948		—	(55,517)
LargeCap Value Fund III	10,559	(471)		21,953	(6,810)
MidCap Fund	410	5,639		9,866	(11,294)
MidCap Value Fund III	7,865	1,559		16,156	(41,507)
Origin Emerging Markets Fund	395	999		—	(7,688)
Overseas Fund	14,994	1,222		3,717	(67,182)
Real Estate Securities Fund	—	5,527		—	(3,883)
SmallCap Growth Fund I	2,560	2,696		6,903	(2,423)
SmallCap Value Fund II	2,986	3,653		7,209	(16,078)
	$171,301	$151,657	$159,915		$(483,947)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2035 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28.58%
Blue Chip Fund (a)	1,735,456	$39,638
International Emerging Markets Fund (a)	630,523	15,031
International Small Company Fund (a)	3,408,456	37,834
LargeCap Growth Fund I (a)	7,635,820	118,737
MidCap Value Fund III (a)	2,838,304	52,196
Origin Emerging Markets Fund (a)	1,505,058	14,810
Real Estate Securities Fund (a)	1,054,949	24,496
SmallCap Growth Fund I (a)	1,741,770	24,855
SmallCap Value Fund II (a)	1,925,981	23,343
		$350,940
Principal Funds, Inc. Institutional Class - 71.43%
Bond Market Index Fund (a)	7,281,133	77,544
Core Plus Bond Fund (a)	15,430,420	159,705
Diversified International Fund (a)	9,312,600	113,893
Equity Income Fund (a)	1,179,138	36,577
High Yield Fund I (a)	5,898,309	55,739
LargeCap S&P 500 Index Fund (a)	8,384,027	150,996
LargeCap Value Fund III (a)	6,343,921	108,164
MidCap Growth Fund III (a)	5,101,337	58,666
Overseas Fund (a)	11,437,264	115,745
		$877,029
TOTAL INVESTMENT COMPANIES		$1,227,969
Total Investments		$1,227,969
Other Assets and Liabilities - (0.01)%		(131)
TOTAL NET ASSETS - 100.00%		$1,227,838

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.94%
International Equity Funds	24.21%
Fixed Income Funds	23.86%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$42,102	$3,648	$9,466		$39,638
Bond Market Index Fund	73,522	21,104	13,772		77,544
Core Plus Bond Fund	147,928	44,420	23,827		159,705
Diversified International Fund	142,079	12,689	24,607		113,893
Diversified Real Asset Fund	18,557	—	18,607		—
Equity Income Fund	40,764	5,267	8,841		36,577
High Yield Fund I	43,996	22,220	7,773		55,739
International Emerging Markets Fund	18,234	2,399	2,548		15,031
International Small Company Fund	46,504	6,031	8,491		37,834
LargeCap Growth Fund I	127,990	19,277	34,155		118,737
LargeCap S&P 500 Index Fund	149,946	33,362	32,295		150,996
LargeCap Value Fund	29,568	—	30,275		—
LargeCap Value Fund III	91,507	40,562	22,597		108,164
MidCap Growth Fund III	65,048	11,974	15,432		58,666
MidCap Value Fund III	63,636	10,727	10,906		52,196
Origin Emerging Markets Fund	19,421	1,289	2,593		14,810
Overseas Fund	140,350	14,998	22,981		115,745
Real Estate Securities Fund	24,433	8,811	7,999		24,496
SmallCap Growth Fund I	26,807	4,049	6,238		24,855
SmallCap Value Fund II	26,127	4,256	3,846		23,343
	$1,338,519	$267,083	$307,249		$1,227,969

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$60	$1,158		$1,078	$2,196
Bond Market Index Fund	1,686	(49)		—	(3,261)
Core Plus Bond Fund	5,128	(3)		—	(8,813)
Diversified International Fund	2,598	549		—	(16,817)
Diversified Real Asset Fund	—	(946)		—	996
Equity Income Fund	975	536		1,784	(1,149)
High Yield Fund I	2,883	4		—	(2,708)
International Emerging Markets Fund	228	111		—	(3,165)
International Small Company Fund	2,102	9		219	(6,219)
LargeCap Growth Fund I	764	5,653		10,943	(28)
LargeCap S&P 500 Index Fund	2,913	(129)		8,103	112
LargeCap Value Fund	—	12,862		—	(12,155)
LargeCap Value Fund III	2,557	(106)		5,316	(1,202)
MidCap Growth Fund III	2,675	569		5,210	(3,493)
MidCap Value Fund III	2,129	40		4,508	(11,301)
Origin Emerging Markets Fund	184	171		—	(3,478)
Overseas Fund	3,578	—		886	(16,622)
Real Estate Securities Fund	672	34		575	(783)
SmallCap Growth Fund I	630	574		1,748	(337)
SmallCap Value Fund II	737	24		1,841	(3,218)
	$32,499	$21,061		$42,211	$(91,445)
Amounts in thousands

431	See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.85%
Blue Chip Fund (a)	5,712,232	$130,467
International Emerging Markets Fund (a)	2,161,325	51,526
International Small Company Fund (a)	10,725,368	119,051
LargeCap Growth Fund I (a)	25,131,123	390,789
MidCap Value Fund III (a)	9,691,226	178,222
Origin Emerging Markets Fund (a)	5,175,382	50,926
Real Estate Securities Fund (a)	3,230,402	75,010
SmallCap Growth Fund I (a)	5,702,401	81,373
SmallCap Value Fund II (a)	6,349,493	76,956
		$1,154,320
Principal Funds, Inc. Institutional Class - 69.16%
Bond Market Index Fund (a)	15,727,176	167,494
Core Plus Bond Fund (a)	34,887,723	361,088
Diversified International Fund (a)	30,382,864	371,582
Equity Income Fund (a)	3,914,342	121,423
High Yield Fund I (a)	14,276,455	134,913
LargeCap S&P 500 Index Fund (a)	27,639,953	497,796
LargeCap Value Fund III (a)	20,975,987	357,641
MidCap Growth Fund III (a)	17,181,325	197,585
Overseas Fund (a)	37,317,231	377,650
		$2,587,172
TOTAL INVESTMENT COMPANIES		$3,741,492
Total Investments		$3,741,492
Other Assets and Liabilities - (0.01)%		(427)
TOTAL NET ASSETS - 100.00%		$3,741,065

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.33%
International Equity Funds	25.94%
Fixed Income Funds	17.74%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$150,070	$6,774	$37,915		$130,467
Bond Market Index Fund	186,295	49,412	59,941		167,494
Core Plus Bond Fund	381,178	86,039	85,763		361,088
Diversified International Fund	504,625	22,592	103,072		371,582
Diversified Real Asset Fund	58,961	—	59,125		—
Equity Income Fund	146,832	12,395	35,786		121,423
High Yield Fund I	115,707	53,546	27,864		134,913
International Emerging Markets Fund	65,835	7,642	11,760		51,526
International Small Company Fund	162,684	12,337	36,367		119,051
LargeCap Growth Fund I	458,405	49,174	136,449		390,789
LargeCap S&P 500 Index Fund	525,211	96,242	123,544		497,796
LargeCap Value Fund	106,420	—	108,898		—
LargeCap Value Fund III	325,562	124,971	88,051		357,641
MidCap Growth Fund III	232,463	35,576	59,616		197,585
MidCap Value Fund III	227,605	33,350	44,291		178,222
Origin Emerging Markets Fund	66,365	6,941	11,759		50,926
Overseas Fund	496,420	29,054	93,825		377,650
Real Estate Securities Fund	87,982	18,647	29,345		75,010
SmallCap Growth Fund I	96,036	10,012	25,592		81,373
SmallCap Value Fund II	93,602	11,853	17,800		76,956
	$4,488,258	$666,557	$1,196,763		$3,741,492

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$216	$5,456		$3,854	$6,082
Bond Market Index Fund	4,413	(1,025)		—	(7,247)
Core Plus Bond Fund	11,910	(14)		—	(20,352)
Diversified International Fund	9,139	(693)		—	(51,870)
Diversified Real Asset Fund	—	1,718		—	(1,554)
Equity Income Fund	3,304	3,269		6,386	(5,287)
High Yield Fund I	6,870	28		—	(6,504)
International Emerging Markets Fund	834	(34)		—	(10,157)
International Small Company Fund	7,228	1,073		754	(20,676)
LargeCap Growth Fund I	2,719	41,410		38,342	(21,751)
LargeCap S&P 500 Index Fund	10,202	547		28,373	(660)
LargeCap Value Fund	—	46,023		—	(43,545)
LargeCap Value Fund III	9,018	(575)		18,747	(4,266)
MidCap Growth Fund III	9,647	972		18,791	(11,810)
MidCap Value Fund III	7,689	1,835		15,671	(40,277)
Origin Emerging Markets Fund	636	1,103		—	(11,724)
Overseas Fund	12,503	376		3,099	(54,375)
Real Estate Securities Fund	2,128	52		1,921	(2,326)
SmallCap Growth Fund I	2,237	3,374		5,987	(2,457)
SmallCap Value Fund II	2,613	2,284		6,252	(12,983)
	$103,306	$107,179	$148,177		$(323,739)
Amounts in thousands

433	See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2045 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32.56%
Blue Chip Fund (a)	1,382,937	$31,586
International Emerging Markets Fund (a)	534,104	12,733
International Small Company Fund (a)	2,522,055	27,995
LargeCap Growth Fund I (a)	6,142,668	95,519
MidCap Value Fund III (a)	2,415,721	44,425
Origin Emerging Markets Fund (a)	1,279,078	12,586
Real Estate Securities Fund (a)	751,552	17,451
SmallCap Growth Fund I (a)	1,443,856	20,604
SmallCap Value Fund II (a)	1,580,978	19,161
		$282,060
Principal Funds, Inc. Institutional Class - 67.45%
Bond Market Index Fund (a)	2,566,971	27,338
Core Plus Bond Fund (a)	5,912,941	61,199
Diversified International Fund (a)	7,528,414	92,073
Equity Income Fund (a)	952,158	29,536
High Yield Fund I (a)	2,341,956	22,131
LargeCap S&P 500 Index Fund (a)	6,735,083	121,299
LargeCap Value Fund III (a)	5,159,402	87,968
MidCap Growth Fund III (a)	4,286,725	49,297
Overseas Fund (a)	9,243,557	93,545
		$584,386
TOTAL INVESTMENT COMPANIES		$866,446
Total Investments		$866,446
Other Assets and Liabilities - (0.01)%		(99)
TOTAL NET ASSETS - 100.00%		$866,347

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.66%
International Equity Funds	27.58%
Fixed Income Funds	12.77%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$32,322	$3,433	$6,762		$31,586
Bond Market Index Fund	31,349	8,209	10,747		27,338
Core Plus Bond Fund	57,381	17,730	10,507		61,199
Diversified International Fund	108,949	12,109	16,110		92,073
Diversified Real Asset Fund	12,704	—	12,738		—
Equity Income Fund	30,793	4,678	5,392		29,536
High Yield Fund I	17,608	8,684	3,089		22,131
International Emerging Markets Fund	13,561	3,559	1,968		12,733
International Small Company Fund	34,710	4,814	6,930		27,995
LargeCap Growth Fund I	97,848	16,794	23,406		95,519
LargeCap S&P 500 Index Fund	112,566	27,141	18,513		121,299
LargeCap Value Fund	22,145	—	22,532		—
LargeCap Value Fund III	70,523	33,699	15,240		87,968
MidCap Growth Fund III	50,068	10,986	9,216		49,297
MidCap Value Fund III	49,012	12,116	7,527		44,425
Origin Emerging Markets Fund	13,820	3,276	1,968		12,586
Overseas Fund	107,417	15,229	16,015		93,545
Real Estate Securities Fund	20,474	3,313	5,903		17,451
SmallCap Growth Fund I	20,186	3,790	3,424		20,604
SmallCap Value Fund II	20,142	4,660	3,064		19,161
	$923,578	$194,220	$201,051		$866,446

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$47	$914		$842	$1,679
Bond Market Index Fund	758	(130)		—	(1,343)
Core Plus Bond Fund	1,994	(1)		—	(3,404)
Diversified International Fund	2,011	208		—	(13,083)
Diversified Real Asset Fund	—	(144)		—	178
Equity Income Fund	755	49		1,378	(592)
High Yield Fund I	1,128	1		—	(1,073)
International Emerging Markets Fund	175	38		—	(2,457)
International Small Company Fund	1,565	35		163	(4,634)
LargeCap Growth Fund I	589	2,084		8,530	2,199
LargeCap S&P 500 Index Fund	2,220	(66)		6,163	171
LargeCap Value Fund	—	8,475		—	(8,088)
LargeCap Value Fund III	1,999	(58)		4,151	(956)
MidCap Growth Fund III	2,105	45		4,100	(2,586)
MidCap Value Fund III	1,679	(6)		3,567	(9,170)
Origin Emerging Markets Fund	135	49		—	(2,591)
Overseas Fund	2,755	(11)		681	(13,075)
Real Estate Securities Fund	487	31		408	(464)
SmallCap Growth Fund I	483	36		1,346	16
SmallCap Value Fund II	577	—		1,453	(2,577)
	$21,462	$11,549		$32,782	$(61,850)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.03%
Blue Chip Fund (a)	3,631,001	$82,932
International Emerging Markets Fund (a)	1,428,356	34,052
International Small Company Fund (a)	6,785,446	75,318
LargeCap Growth Fund I (a)	16,120,629	250,676
MidCap Value Fund III (a)	6,269,114	115,289
Origin Emerging Markets Fund (a)	3,421,348	33,666
Real Estate Securities Fund (a)	1,896,088	44,027
SmallCap Growth Fund I (a)	3,788,052	54,056
SmallCap Value Fund II (a)	4,257,773	51,604
		$741,620
Principal Funds, Inc. Institutional Class - 65.98%
Bond Market Index Fund (a)	3,938,533	41,945
Core Plus Bond Fund (a)	10,274,839	106,345
Diversified International Fund (a)	19,596,146	239,661
Equity Income Fund (a)	2,509,362	77,840
High Yield Fund I (a)	5,043,637	47,662
LargeCap S&P 500 Index Fund (a)	17,723,922	319,208
LargeCap Value Fund III (a)	13,601,926	231,913
MidCap Growth Fund III (a)	11,276,846	129,684
Overseas Fund (a)	24,063,407	243,522
		$1,437,780
TOTAL INVESTMENT COMPANIES		$2,179,400
Total Investments		$2,179,400
Other Assets and Liabilities - (0.01)%		(262)
TOTAL NET ASSETS - 100.00%		$2,179,138

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.28%
International Equity Funds	28.74%
Fixed Income Funds	8.99%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$92,825	$6,269	$23,133		$82,932
Bond Market Index Fund	57,551	7,615	20,641		41,945
Core Plus Bond Fund	118,510	22,629	28,438		106,345
Diversified International Fund	310,678	22,693	60,267		239,661
Diversified Real Asset Fund	31,568	—	31,659		—
Equity Income Fund	88,546	9,720	19,017		77,840
High Yield Fund I	47,596	12,634	10,081		47,662
International Emerging Markets Fund	39,619	8,149	7,336		34,052
International Small Company Fund	99,020	9,780	21,240		75,318
LargeCap Growth Fund I	278,851	36,755	76,412		250,676
LargeCap S&P 500 Index Fund	323,141	64,973	68,980		319,208
LargeCap Value Fund	62,815	—	63,908		—
LargeCap Value Fund III	201,669	84,904	51,605		231,913
MidCap Growth Fund III	142,885	25,225	31,122		129,684
MidCap Value Fund III	139,910	27,785	28,194		115,289
Origin Emerging Markets Fund	40,137	7,546	7,336		33,666
Overseas Fund	305,024	32,813	60,133		243,522
Real Estate Securities Fund	56,965	5,093	16,947		44,027
SmallCap Growth Fund I	58,131	8,330	12,616		54,056
SmallCap Value Fund II	56,693	13,204	11,332		51,604
	$2,552,134	$406,117	$650,397		$2,179,400

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$133	$3,500		$2,372	$3,471
Bond Market Index Fund	1,379	(307)		—	(2,273)
Core Plus Bond Fund	3,724	(17)		—	(6,339)
Diversified International Fund	5,662	(130)		—	(33,313)
Diversified Real Asset Fund	—	932		—	(841)
Equity Income Fund	2,036	1,077		3,918	(2,486)
High Yield Fund I	2,650	(62)		—	(2,425)
International Emerging Markets Fund	503	(10)		—	(6,370)
International Small Company Fund	4,405	573		459	(12,815)
LargeCap Growth Fund I	1,673	14,899		23,728	(3,417)
LargeCap S&P 500 Index Fund	6,301	(327)		17,529	401
LargeCap Value Fund	—	26,055		—	(24,962)
LargeCap Value Fund III	5,576	(328)		11,595	(2,727)
MidCap Growth Fund III	5,935	79		11,561	(7,383)
MidCap Value Fund III	4,730	195		9,703	(24,407)
Origin Emerging Markets Fund	385	633		—	(7,314)
Overseas Fund	7,731	43		1,916	(34,225)
Real Estate Securities Fund	1,227	199		1,097	(1,283)
SmallCap Growth Fund I	1,375	164		3,698	47
SmallCap Value Fund II	1,607	144		3,872	(7,105)
	$57,032	$47,312		$91,448	$(175,766)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2055 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.20%
Blue Chip Fund (a)	697,282	$15,926
International Emerging Markets Fund (a)	277,989	6,627
International Small Company Fund (a)	1,268,413	14,079
LargeCap Growth Fund I (a)	3,046,867	47,379
MidCap Value Fund III (a)	1,214,103	22,327
Origin Emerging Markets Fund (a)	666,311	6,556
Real Estate Securities Fund (a)	350,712	8,144
SmallCap Growth Fund I (a)	741,737	10,585
SmallCap Value Fund II (a)	820,203	9,941
		$141,564
Principal Funds, Inc. Institutional Class - 64.81%
Bond Market Index Fund (a)	342,562	3,648
Core Plus Bond Fund (a)	1,169,077	12,100
Diversified International Fund (a)	3,739,219	45,731
Equity Income Fund (a)	484,047	15,015
High Yield Fund I (a)	909,845	8,598
LargeCap S&P 500 Index Fund (a)	3,346,106	60,263
LargeCap Value Fund III (a)	2,576,240	43,925
MidCap Growth Fund III (a)	2,170,663	24,963
Overseas Fund (a)	4,590,392	46,455
		$260,698
TOTAL INVESTMENT COMPANIES		$402,262
Total Investments		$402,262
Other Assets and Liabilities - (0.01)%		(54)
TOTAL NET ASSETS - 100.00%		$402,208

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.25%
International Equity Funds	29.70%
Fixed Income Funds	6.06%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund		$14,811	$2,906	$3,019		$15,926
Bond Market Index Fund		6,570	1,936	4,541		3,648
Core Plus Bond Fund		12,086	3,812	3,047		12,100
Diversified International Fund		48,072	10,724	6,762		45,731
Diversified Real Asset Fund		4,169	—	4,182		—
Equity Income Fund		13,572	3,672	1,929		15,015
High Yield Fund I		6,808	3,519	1,311		8,598
International Emerging Markets Fund		6,091	2,618	865		6,627
International Small Company Fund		15,640	3,821	3,100		14,079
LargeCap Growth Fund I		42,852	11,588	8,848		47,379
LargeCap S&P 500 Index Fund		49,898	18,042	7,613		60,263
LargeCap Value Fund		9,698	—	9,867		—
LargeCap Value Fund III		30,739	19,525	5,757		43,925
MidCap Growth Fund III		22,548	7,220	3,543		24,963
MidCap Value Fund III		22,089	7,908	3,221		22,327
Origin Emerging Markets Fund		6,145	2,548	866		6,556
Overseas Fund		47,280	12,264	6,761		46,455
Real Estate Securities Fund		9,027	2,181	2,889		8,144
SmallCap Growth Fund I		9,171	2,748	1,294		10,585
SmallCap Value Fund II		8,952	3,569	1,295		9,941
		$386,218	$120,601	$80,710		$402,262

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$22		$85		$395	$1,143
Bond Market Index Fund	162		(89)		—	(228)
Core Plus Bond Fund	441		(15)		—	(736)
Diversified International Fund	905		10		—	(6,313)
Diversified Real Asset Fund	—		208		—	(195)
Equity Income Fund	356		(1)		625	(299)
High Yield Fund I	451		—		—	(418)
International Emerging Markets Fund	80		6		—	(1,223)
International Small Company Fund	720		14		75	(2,296)
LargeCap Growth Fund I	264		81		3,897	1,706
LargeCap S&P 500 Index Fund	988		9		2,746	(73)
LargeCap Value Fund	—	2,172			—	(2,003)
LargeCap Value Fund III	869		(1)		1,806	(581)
MidCap Growth Fund III	962		4		1,873	(1,266)
MidCap Value Fund III	767		—		1,685	(4,449)
Origin Emerging Markets Fund	61		4		—	(1,275)
Overseas Fund	1,237		(2)		306	(6,326)
Real Estate Securities Fund	224		14		179	(189)
SmallCap Growth Fund I	223		—		639	(40)
SmallCap Value Fund II	260		—		680	(1,285)
	$8,992	$2,499			$14,906	$(26,346)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.81%
Blue Chip Fund (a)	498,792	$11,392
International Emerging Markets Fund (a)	215,439	5,136
International Small Company Fund (a)	908,357	10,083
LargeCap Growth Fund I (a)	2,205,085	34,289
MidCap Value Fund III (a)	886,414	16,301
Origin Emerging Markets Fund (a)	518,040	5,098
Real Estate Securities Fund (a)	253,365	5,883
SmallCap Growth Fund I (a)	539,756	7,703
SmallCap Value Fund II (a)	598,565	7,255
		$103,140
Principal Funds, Inc. Institutional Class - 64.20%
Bond Market Index Fund (a)	138,208	1,472
Core Plus Bond Fund (a)	561,941	5,816
Diversified International Fund (a)	2,729,449	33,381
Equity Income Fund (a)	346,320	10,743
High Yield Fund I (a)	651,271	6,154
LargeCap S&P 500 Index Fund (a)	2,425,425	43,682
LargeCap Value Fund III (a)	1,861,239	31,734
MidCap Growth Fund III (a)	1,565,585	18,004
Overseas Fund (a)	3,349,865	33,901
		$184,887
TOTAL INVESTMENT COMPANIES		$288,027
Total Investments		$288,027
Other Assets and Liabilities - (0.01)%		(39)
TOTAL NET ASSETS - 100.00%		$287,988

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.93%
International Equity Funds	30.41%
Fixed Income Funds	4.67%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund		$9,369	$3,174	$1,848		$11,392
Bond Market Index Fund		3,686	1,547	3,584		1,472
Core Plus Bond Fund		6,760	2,898	3,436		5,816
Diversified International Fund		32,338	11,591	6,030		33,381
Diversified Real Asset Fund		3,341	—	3,351		—
Equity Income Fund		9,164	3,752	1,935		10,743
High Yield Fund I		4,662	2,797	1,013		6,154
International Emerging Markets Fund		4,130	2,679	785		5,136
International Small Company Fund		10,219	3,941	2,483		10,083
LargeCap Growth Fund I		28,421	11,578	6,737		34,289
LargeCap S&P 500 Index Fund		33,115	17,616	6,860		43,682
LargeCap Value Fund		6,584	—	6,699		—
LargeCap Value Fund III		20,360	16,963	5,114		31,734
MidCap Growth Fund III		14,747	7,052	2,837		18,004
MidCap Value Fund III		14,582	7,707	2,862		16,301
Origin Emerging Markets Fund		3,874	2,898	783		5,098
Overseas Fund		31,548	12,878	6,029		33,901
Real Estate Securities Fund		5,717	2,340	2,054		5,883
SmallCap Growth Fund I		6,156	2,783	1,164		7,703
SmallCap Value Fund II		6,015	3,330	1,163		7,255
		$254,788	$117,524	$66,767		$288,027

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$14		$7		$252	$690
Bond Market Index Fund	91		(82)		—	(95)
Core Plus Bond Fund	240		(42)		—	(364)
Diversified International Fund	624		2		—	(4,520)
Diversified Real Asset Fund	—		118		—	(108)
Equity Income Fund	241		1		419	(239)
High Yield Fund I	309		(1)		—	(291)
International Emerging Markets Fund	55		2		—	(890)
International Small Company Fund	480		2		50	(1,596)
LargeCap Growth Fund I	178		15		2,639	1,012
LargeCap S&P 500 Index Fund	678		(16)		1,880	(173)
LargeCap Value Fund	—		510		—	(395)
LargeCap Value Fund III	603		(14)		1,251	(461)
MidCap Growth Fund III	643		(4)		1,253	(954)
MidCap Value Fund III	519		(4)		1,147	(3,122)
Origin Emerging Markets Fund	39		2		—	(893)
Overseas Fund	845		1		208	(4,497)
Real Estate Securities Fund	147		(2)		116	(118)
SmallCap Growth Fund I	152		2		439	(74)
SmallCap Value Fund II	177		—		469	(927)
	$6,035		$497		$10,123	$(18,015)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2065 Fund
		October 31, 2018

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.62%
Blue Chip Fund (a)	16,475	$377
International Emerging Markets Fund (a)	7,388	176
International Small Company Fund (a)	31,375	348
LargeCap Growth Fund I (a)	73,497	1,143
MidCap Value Fund III (a)	30,083	553
Origin Emerging Markets Fund (a)	17,777	175
Real Estate Securities Fund (a)	9,175	213
SmallCap Growth Fund I (a)	17,861	255
SmallCap Value Fund II (a)	20,064	243
		$3,483
Principal Funds, Inc. Institutional Class - 64.49%
Bond Market Index Fund (a)	6,188	66
Core Plus Bond Fund (a)	19,479	202
Diversified International Fund (a)	94,306	1,153
Equity Income Fund (a)	11,603	360
High Yield Fund I (a)	21,931	207
LargeCap S&P 500 Index Fund (a)	81,519	1,468
LargeCap Value Fund III (a)	63,135	1,076
MidCap Growth Fund III (a)	52,700	606
Overseas Fund (a)	115,382	1,168
		$6,306
TOTAL INVESTMENT COMPANIES		$9,789
Total Investments		$9,789
Other Assets and Liabilities - (0.11)%		(11)
TOTAL NET ASSETS - 100.00%		$9,778

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.36%
International Equity Funds	30.89%
Fixed Income Funds	4.86%
Other Assets and Liabilities	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2018

Affiliated Securities		October 31, 2017	Purchases		Sales	October 31, 2018
		Value	Cost		Proceeds	Value
Blue Chip Fund			$2	$706	$346		$377
Bond Market Index Fund			1	318	251		66
Core Plus Bond Fund			2	581	373		202
Diversified International Fund			6	2,497	1,232		1,153
Diversified Real Asset Fund			1	—	1		—
Equity Income Fund			2	709	346		360
Global Opportunities Fund			3	—	3		—
High Yield Fund I			1	415	203		207
International Emerging Markets Fund			1	359	161		176
International Small Company Fund			2	780	398		348
LargeCap Growth Fund I			7	2,146	1,049		1,143
LargeCap S&P 500 Index Fund			8	2,844	1,405		1,468
LargeCap Value Fund			2	—	2		—
LargeCap Value Fund III			5	2,121	1,050		1,076
MidCap Growth Fund III			4	1,172	580		606
MidCap Value Fund III			4	1,193	585		553
Origin Emerging Markets Fund			1	357	160		175
Overseas Fund			6	2,504	1,230		1,168
Real Estate Securities Fund			1	499	297		213
SmallCap Growth Fund I			2	488	237		255
SmallCap Value Fund II			2	493	238		243
			$63	$20,182	$10,147		$9,789

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $		7 $		— $	8
Bond Market Index Fund		—		(1)		—	(1)
Core Plus Bond Fund		4		(1)		—	(7)
Diversified International Fund		—		11		—	(129)
Diversified Real Asset Fund		—		—		—	—
Equity Income Fund		4		3		—	(8)
Global Opportunities Fund		—		—		—	—
High Yield Fund I		6		—		—	(6)
International Emerging Markets Fund		—		1		—	(24)
International Small Company Fund		—		—		—	(36)
LargeCap Growth Fund I		—		27		19	12
LargeCap S&P 500 Index Fund		—		7		1	14
LargeCap Value Fund		—		—		—	—
LargeCap Value Fund III		—		8		—	(8)
MidCap Growth Fund III		—		12		—	(2)
MidCap Value Fund III		—		5		13	(64)
Origin Emerging Markets Fund		—		2		—	(25)
Overseas Fund		—		9		—	(121)
Real Estate Securities Fund		3		1		—	9
SmallCap Growth Fund I		—		6		5	(4)
SmallCap Value Fund II		—		1		6	(15)
		$17		$98		$44	$(407)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2015 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.72%
Diversified Real Asset Fund (a)	85,979	$963
International Small Company Fund (a)	78,900	876
MidCap S&P 400 Index Fund (a)	120,190	2,493
SmallCap S&P 600 Index Fund (a)	40,317	1,115
		$5,447
Principal Funds, Inc. Institutional Class - 89.31%
Bond Market Index Fund (a)	1,477,444	15,735
Diversified International Fund (a)	428,256	5,238
High Yield Fund I (a)	457,364	4,322
Inflation Protection Fund (a)	300,020	2,499
LargeCap S&P 500 Index Fund (a)	556,192	10,017
Short-Term Income Fund (a)	629,111	7,549
		$45,360
TOTAL INVESTMENT COMPANIES		$50,807
Total Investments		$50,807
Other Assets and Liabilities - (0.03)%		(16)
TOTAL NET ASSETS - 100.00%		$50,791

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	59.28%
Domestic Equity Funds	26.82%
International Equity Funds	12.03%
Specialty Funds	1.90%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds	Value
Bond Market Index Fund		$10,468	$10,458		$4,656		$15,735
Diversified International Fund		4,366	3,646		1,981		5,238
Diversified Real Asset Fund		831	750		575		963
Global Diversified Income Fund		2,680	2,587		5,107		—
High Yield Fund I		—	4,472		64		4,322
Inflation Protection Fund		1,664	1,496		591		2,499
International Small Company Fund		650	567		200		876
LargeCap S&P 500 Index Fund		6,664	5,890		2,550		10,017
MidCap S&P 400 Index Fund		1,824	1,620		798		2,493
Short-Term Income Fund		3,858	5,194		1,424		7,549
SmallCap S&P 600 Index Fund		744	648		258		1,115
		$33,749	$37,328		$18,204		$50,807

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$246		$(2	) $		— $	(533)
Diversified International Fund	88		8			—	(801)
Diversified Real Asset Fund	21		—			—	(43)
Global Diversified Income Fund	147		(78)			—	(82)
High Yield Fund I	16		—			—	(86)
Inflation Protection Fund	38		—			—	(70)
International Small Company Fund	30		—			3	(141)
LargeCap S&P 500 Index Fund	124		14			344	(1)
MidCap S&P 400 Index Fund	30		2			106	(155)
Short-Term Income Fund	124		—			—	(79)
SmallCap S&P 600 Index Fund	15		1			35	(20)
	$879		$(55	) $		488	$(2,011)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2020 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 12.67%
Diversified Real Asset Fund (a)	243,743	$2,730
International Small Company Fund (a)	267,538	2,970
MidCap S&P 400 Index Fund (a)	419,003	8,690
Real Estate Securities Fund (a)	2	—
SmallCap S&P 600 Index Fund (a)	133,594	3,696
		$18,086
Principal Funds, Inc. Institutional Class - 87.35%
Bond Market Index Fund (a)	3,850,058	41,003
Diversified International Fund (a)	1,531,386	18,729
High Yield Fund I (a)	1,146,547	10,835
Inflation Protection Fund (a)	655,696	5,462
LargeCap S&P 500 Index Fund (a)	1,946,154	35,050
Short-Term Income Fund (a)	1,131,642	13,580
		$124,659
TOTAL INVESTMENT COMPANIES		$142,745
Total Investments		$142,745
Other Assets and Liabilities - (0.02)%		(23)
TOTAL NET ASSETS - 100.00%		$142,722

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.67%
Domestic Equity Funds	33.24%
International Equity Funds	15.20%
Specialty Funds	1.91%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds		Value
Bond Market Index Fund		$34,147	$18,787		$10,317		$41,003
Diversified International Fund		19,466	7,995		6,047		18,729
Diversified Real Asset Fund		2,885	1,313		1,361		2,730
Global Diversified Income Fund		8,460	4,316		12,378		—
High Yield Fund I		—	11,196		147		10,835
Inflation Protection Fund		4,386	2,229		997		5,462
International Small Company Fund		2,719	1,269		558		2,970
LargeCap S&P 500 Index Fund		29,378	13,791		8,262		35,050
MidCap S&P 400 Index Fund		7,992	3,775		2,552		8,690
Real Estate Securities Fund		—	—		—		—
Short-Term Income Fund		8,103	7,538		1,914		13,580
SmallCap S&P 600 Index Fund		3,137	1,458		855		3,696
		$120,673	$73,667		$45,388		$142,745

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$811		$(4	) $		— $	(1,610)
Diversified International Fund	366		96			—	(2,781)
Diversified Real Asset Fund	68		6			—	(113)
Global Diversified Income Fund	395		(142)			—	(256)
High Yield Fund I	42		—			—	(214)
Inflation Protection Fund	92		—			—	(156)
International Small Company Fund	125		3			13	(463)
LargeCap S&P 500 Index Fund	552		81			1,538	62
MidCap S&P 400 Index Fund	132		9			466	(534)
Real Estate Securities Fund	—		—			—	—
Short-Term Income Fund	221		—			—	(147)
SmallCap S&P 600 Index Fund	66		1			150	(45)
	$2,870		$50			$2,167	$(6,257)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2025 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.92%
Diversified Real Asset Fund (a)	215,297	$2,411
International Small Company Fund (a)	270,483	3,002
MidCap S&P 400 Index Fund (a)	439,494	9,115
Real Estate Securities Fund (a)	17	—
SmallCap S&P 600 Index Fund (a)	144,696	4,004
		$18,532
Principal Funds, Inc. Institutional Class - 85.09%
Bond Market Index Fund (a)	3,047,028	32,451
Diversified International Fund (a)	1,614,139	19,741
High Yield Fund I (a)	875,235	8,271
Inflation Protection Fund (a)	404,608	3,370
LargeCap S&P 500 Index Fund (a)	2,012,491	36,246
Short-Term Income Fund (a)	467,366	5,608
		$105,687
TOTAL INVESTMENT COMPANIES		$124,219
Total Investments		$124,219
Other Assets and Liabilities - (0.01)%		(17)
TOTAL NET ASSETS - 100.00%		$124,202

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	40.02%
Domestic Equity Funds	39.74%
International Equity Funds	18.31%
Specialty Funds	1.94%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017		Purchases			Sales	October 31, 2018
	Value		Cost			Proceeds		Value
Bond Market Index Fund			$23,225	$15,194		$4,823		$32,451
Diversified International Fund			16,747	9,207		3,459		19,741
Diversified Real Asset Fund			2,174	1,278		941		2,411
Global Diversified Income Fund			5,408	3,335		8,467		—
High Yield Fund I			—	8,462		29		8,271
Inflation Protection Fund			2,328	1,479		345		3,370
International Small Company Fund			2,376	1,407		320		3,002
LargeCap S&P 500 Index Fund			25,354	15,360		4,431		36,246
MidCap S&P 400 Index Fund			6,972	4,243		1,533		9,115
Real Estate Securities Fund			—	—		—		—
Short-Term Income Fund			2,251	3,750		347		5,608
SmallCap S&P 600 Index Fund			2,788	1,682		381		4,004
			$89,623	$65,397		$25,076		$124,219

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$547	$		— $			— $	(1,145)
Diversified International Fund	311			2			—	(2,756)
Diversified Real Asset Fund	50			(1)			—	(99)
Global Diversified Income Fund	266			(158)			—	(118)
High Yield Fund I	32			—			—	(162)
Inflation Protection Fund	48			—			—	(92)
International Small Company Fund	108			1			11	(462)
LargeCap S&P 500 Index Fund	473			8			1,316	(45)
MidCap S&P 400 Index Fund	115			2			405	(569)
Real Estate Securities Fund	—			—			—	—
Short-Term Income Fund	73			—			—	(46)
SmallCap S&P 600 Index Fund	59			—			132	(85)
	$2,082			$(146	) $		1,864	$(5,579)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2030 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17.48%
Diversified Real Asset Fund (a)	274,915	$3,079
International Emerging Markets Fund (a)	26,918	642
International Small Company Fund (a)	400,118	4,441
MidCap S&P 400 Index Fund (a)	643,988	13,356
Origin Emerging Markets Fund (a)	64,387	634
SmallCap S&P 600 Index Fund (a)	203,188	5,622
		$27,774
Principal Funds, Inc. Institutional Class - 82.53%
Bond Market Index Fund (a)	3,574,546	38,069
Diversified International Fund (a)	2,271,251	27,778
High Yield Fund I (a)	925,584	8,747
Inflation Protection Fund (a)	400,040	3,332
LargeCap S&P 500 Index Fund (a)	2,953,521	53,193
		$131,119
TOTAL INVESTMENT COMPANIES		$158,893
Total Investments		$158,893
Other Assets and Liabilities - (0.01)%		(19)
TOTAL NET ASSETS - 100.00%		$158,874

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.43%
Fixed Income Funds	31.57%
International Equity Funds	21.07%
Specialty Funds	1.94%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds		Value
Bond Market Index Fund		$25,953	$19,755		$6,360		$38,069
Diversified International Fund		24,002	13,910		6,193		27,778
Diversified Real Asset Fund		2,773	1,770		1,341		3,079
Global Diversified Income Fund		5,580	4,100		9,388		—
High Yield Fund I		—	8,997		77		8,747
Inflation Protection Fund		2,388	1,547		511		3,332
International Emerging Markets Fund		561	330		108		642
International Small Company Fund		3,490	2,322		683		4,441
LargeCap S&P 500 Index Fund		37,581	24,054		8,352		53,193
MidCap S&P 400 Index Fund		10,318	6,677		2,806		13,356
Origin Emerging Markets Fund		580	312		109		634
SmallCap S&P 600 Index Fund		4,162	2,641		1,089		5,622
		$117,388	$86,415		$37,017		$158,893

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$631		$(3	) $		— $	(1,276)
Diversified International Fund	457		36			—	(3,977)
Diversified Real Asset Fund	66		2			—	(125)
Global Diversified Income Fund	286		(141)			—	(151)
High Yield Fund I	34		—			—	(173)
Inflation Protection Fund	51		—			—	(92)
International Emerging Markets Fund	7		5			—	(146)
International Small Company Fund	163		2			17	(690)
LargeCap S&P 500 Index Fund	721		(24)			2,004	(66)
MidCap S&P 400 Index Fund	174		(3)			616	(830)
Origin Emerging Markets Fund	6		7			—	(156)
SmallCap S&P 600 Index Fund	90		(4)			203	(88)
	$2,686		$(123	) $		2,840	$(7,770)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2035 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.58%
International Emerging Markets Fund (a)	29,566	$705
International Small Company Fund (a)	268,122	2,976
MidCap S&P 400 Index Fund (a)	421,014	8,732
Origin Emerging Markets Fund (a)	70,564	694
Real Estate Securities Fund (a)	83,610	1,941
SmallCap S&P 600 Index Fund (a)	136,812	3,786
		$18,834
Principal Funds, Inc. Institutional Class - 80.44%
Bond Market Index Fund (a)	1,753,425	18,674
Diversified International Fund (a)	1,541,095	18,848
High Yield Fund I (a)	460,725	4,354
LargeCap S&P 500 Index Fund (a)	1,971,367	35,504
		$77,380
TOTAL INVESTMENT COMPANIES		$96,214
Total Investments		$96,214
Other Assets and Liabilities - (0.02)%		(17)
TOTAL NET ASSETS - 100.00%		$96,197

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.95%
International Equity Funds	24.13%
Fixed Income Funds	23.94%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Fund		$12,849	$8,669	$2,193		$18,674
Diversified International Fund		14,651	8,630	1,899		18,848
Diversified Real Asset Fund		5	—	5		—
High Yield Fund I		2,501	2,398	362		4,354
International Emerging Markets Fund		801	417	330		705
International Small Company Fund		2,196	1,509	282		2,976
LargeCap S&P 500 Index Fund		24,272	14,718	3,369		35,504
MidCap S&P 400 Index Fund		6,715	4,122	1,560		8,732
Origin Emerging Markets Fund		826	414	353		694
Real Estate Securities Fund		1,632	1,026	692		1,941
SmallCap S&P 600 Index Fund		2,727	1,642	514		3,786
		$69,175	$43,545	$11,559		$96,214

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$314		$2 $		— $	(653)
Diversified International Fund	281		15		—	(2,549)
Diversified Real Asset Fund	—		1		—	(1)
High Yield Fund I	187		—		—	(183)
International Emerging Markets Fund	11		2		—	(185)
International Small Company Fund	103		—		11	(447)
LargeCap S&P 500 Index Fund	467		8		1,300	(125)
MidCap S&P 400 Index Fund	114		(1)		402	(544)
Origin Emerging Markets Fund	8		5		—	(198)
Real Estate Securities Fund	48		(1)		33	(24)
SmallCap S&P 600 Index Fund	59		(1)		134	(68)
	$1,592		$30		$1,880	$(4,977)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2040 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21.21%
Diversified Real Asset Fund (a)	5	$—
International Emerging Markets Fund (a)	37,728	899
International Small Company Fund (a)	311,226	3,455
MidCap S&P 400 Index Fund (a)	527,086	10,932
Origin Emerging Markets Fund (a)	90,074	886
Real Estate Securities Fund (a)	94,032	2,183
SmallCap S&P 600 Index Fund (a)	166,135	4,597
		$22,952
Principal Funds, Inc. Institutional Class - 78.81%
Bond Market Index Fund (a)	1,441,092	15,348
Diversified International Fund (a)	1,856,878	22,709
High Yield Fund I (a)	412,027	3,894
LargeCap S&P 500 Index Fund (a)	2,405,979	43,332
		$85,283
TOTAL INVESTMENT COMPANIES		$108,235
Total Investments		$108,235
Other Assets and Liabilities - (0.02)%		(17)
TOTAL NET ASSETS - 100.00%		$108,218

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.41%
International Equity Funds	25.83%
Fixed Income Funds	17.78%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Fund		$11,382	$6,912	$2,369		$15,348
Diversified International Fund		18,798	9,915	2,928		22,709
Diversified Real Asset Fund		2	—	2		—
High Yield Fund I		2,431	2,059	422		3,894
International Emerging Markets Fund		1,039	490	398		899
International Small Company Fund		2,799	1,617	431		3,455
LargeCap S&P 500 Index Fund		31,040	17,233	4,893		43,332
MidCap S&P 400 Index Fund		8,497	4,797	1,683		10,932
Origin Emerging Markets Fund		1,071	487	426		886
Real Estate Securities Fund		1,900	1,105	799		2,183
SmallCap S&P 600 Index Fund		3,477	1,922	735		4,597
		$82,436	$46,537	$15,086		$108,235

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$286		$1 $		— $	(578)
Diversified International Fund	370		15		—	(3,091)
Diversified Real Asset Fund	—		—		—	—
High Yield Fund I	183		(1)		—	(173)
International Emerging Markets Fund	14		4		—	(236)
International Small Company Fund	135		—		14	(530)
LargeCap S&P 500 Index Fund	619		(9)		1,716	(39)
MidCap S&P 400 Index Fund	149		—		525	(679)
Origin Emerging Markets Fund	11		10		—	(256)
Real Estate Securities Fund	57		—		40	(23)
SmallCap S&P 600 Index Fund	78		(2)		176	(65)
	$1,902		$18		$2,471	$(5,670)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2045 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22.58%
Diversified Real Asset Fund (a)	10	$—
International Emerging Markets Fund (a)	22,433	535
International Small Company Fund (a)	169,493	1,881
MidCap S&P 400 Index Fund (a)	304,477	6,315
Origin Emerging Markets Fund (a)	53,623	528
Real Estate Securities Fund (a)	50,614	1,175
SmallCap S&P 600 Index Fund (a)	96,692	2,676
		$13,110
Principal Funds, Inc. Institutional Class - 77.45%
Bond Market Index Fund (a)	559,716	5,961
Diversified International Fund (a)	1,062,093	12,989
High Yield Fund I (a)	156,638	1,480
LargeCap S&P 500 Index Fund (a)	1,362,216	24,534
		$44,964
TOTAL INVESTMENT COMPANIES		$58,074
Total Investments		$58,074
Other Assets and Liabilities - (0.03)%		(15)
TOTAL NET ASSETS - 100.00%		$58,059

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.77%
International Equity Funds	27.44%
Fixed Income Funds	12.82%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Fund		$4,615	$2,528	$952		$5,961
Diversified International Fund		10,393	5,626	1,293		12,989
Diversified Real Asset Fund		—	—	—		—
High Yield Fund I		905	761	123		1,480
International Emerging Markets Fund		540	255	136		535
International Small Company Fund		1,548	814	189		1,881
LargeCap S&P 500 Index Fund		17,273	9,458	2,157		24,534
MidCap S&P 400 Index Fund		4,747	2,640	673		6,315
Origin Emerging Markets Fund		556	254	150		528
Real Estate Securities Fund		1,010	573	394		1,175
SmallCap S&P 600 Index Fund		1,893	1,076	237		2,676
		$43,480	$23,985	$6,304		$58,074

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$112		$1 $		— $	(231)
Diversified International Fund	197		10		—	(1,747)
Diversified Real Asset Fund	—		—		—	—
High Yield Fund I	66		—		—	(63)
International Emerging Markets Fund	7		2		—	(126)
International Small Company Fund	72		—		8	(292)
LargeCap S&P 500 Index Fund	332		6		921	(46)
MidCap S&P 400 Index Fund	80		(1)		283	(398)
Origin Emerging Markets Fund	6		3		—	(135)
Real Estate Securities Fund	30		—		21	(14)
SmallCap S&P 600 Index Fund	41		(1)		92	(55)
	$943		$20		$1,325	$(3,107)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2050 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.48%
International Emerging Markets Fund (a)	21,272	$507
International Small Company Fund (a)	173,116	1,922
MidCap S&P 400 Index Fund (a)	301,914	6,262
Origin Emerging Markets Fund (a)	50,850	500
Real Estate Securities Fund (a)	48,598	1,128
SmallCap S&P 600 Index Fund (a)	97,354	2,694
		$13,013
Principal Funds, Inc. Institutional Class - 76.55%
Bond Market Index Fund (a)	357,925	3,812
Diversified International Fund (a)	1,056,697	12,923
High Yield Fund I (a)	128,028	1,210
LargeCap S&P 500 Index Fund (a)	1,358,832	24,473
		$42,418
TOTAL INVESTMENT COMPANIES		$55,431
Total Investments		$55,431
Other Assets and Liabilities - (0.03)%		(14)
TOTAL NET ASSETS - 100.00%		$55,417

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.36%
International Equity Funds	28.60%
Fixed Income Funds	9.07%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds		Value
Bond Market Index Fund		$2,895	$1,971		$904		$3,812
Diversified International Fund		9,642	6,211		1,216		12,923
High Yield Fund I		713	649		99		1,210
International Emerging Markets Fund		475	278		128		507
International Small Company Fund		1,407	979		175		1,922
LargeCap S&P 500 Index Fund		15,846	10,738		2,019		24,473
MidCap S&P 400 Index Fund		4,331	2,921		590		6,262
Origin Emerging Markets Fund		490	276		142		500
Real Estate Securities Fund		873	617		348		1,128
SmallCap S&P 600 Index Fund		1,757	1,225		226		2,694
		$38,429	$25,865		$5,847		$55,431

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$72		$(1	) $		— $	(149)
Diversified International Fund	188		4			—	(1,718)
High Yield Fund I	55		—			—	(53)
International Emerging Markets Fund	6		1			—	(119)
International Small Company Fund	67		—			7	(289)
LargeCap S&P 500 Index Fund	311		1			865	(93)
MidCap S&P 400 Index Fund	75		(1)			264	(399)
Origin Emerging Markets Fund	5		2			—	(126)
Real Estate Securities Fund	28		—			18	(14)
SmallCap S&P 600 Index Fund	39		—			88	(62)
	$846		$6			$1,242	$(3,022)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2055 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24.49%
Diversified Real Asset Fund (a)	19	$—
International Emerging Markets Fund (a)	7,568	180
International Small Company Fund (a)	57,099	634
MidCap S&P 400 Index Fund (a)	102,578	2,128
Origin Emerging Markets Fund (a)	18,132	178
Real Estate Securities Fund (a)	15,933	370
SmallCap S&P 600 Index Fund (a)	33,226	919
		$4,409
Principal Funds, Inc. Institutional Class - 75.59%
Bond Market Index Fund (a)	68,638	731
Diversified International Fund (a)	354,933	4,342
High Yield Fund I (a)	40,599	384
LargeCap S&P 500 Index Fund (a)	452,711	8,153
		$13,610
TOTAL INVESTMENT COMPANIES		$18,019
Total Investments		$18,019
Other Assets and Liabilities - (0.08)%		(14)
TOTAL NET ASSETS - 100.00%		$18,005

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.26%
International Equity Funds	29.63%
Fixed Income Funds	6.19%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds	Value
Bond Market Index Fund		$612	$517		$366		$731
Diversified International Fund		2,929	2,390		423		4,342
Diversified Real Asset Fund		—	—		—		—
High Yield Fund I		214	219		33		384
International Emerging Markets Fund		141	104		28		180
International Small Company Fund		440	350		62		634
LargeCap S&P 500 Index Fund		4,803	4,094		699		8,153
MidCap S&P 400 Index Fund		1,329	1,129		194		2,128
Origin Emerging Markets Fund		145	104		32		178
Real Estate Securities Fund		261	229		115		370
SmallCap S&P 600 Index Fund		540	484		80		919
		$11,414	$9,620		$2,032		$18,019

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Bond Market Index Fund	$15	$(1)		$		— $	(31)
Diversified International Fund	57	2				—	(556)
Diversified Real Asset Fund	—	—				—	—
High Yield Fund I	17	—				—	(16)
International Emerging Markets Fund	2	—				—	(37)
International Small Company Fund	21	—				2	(94)
LargeCap S&P 500 Index Fund	93	—				260	(45)
MidCap S&P 400 Index Fund	23	—				81	(136)
Origin Emerging Markets Fund	1	—				—	(39)
Real Estate Securities Fund	7	—				5	(5)
SmallCap S&P 600 Index Fund	12	—				27	(25)
	$248	$1				$375	$(984)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2060 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.26%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24.96%
Diversified Real Asset Fund (a)	18	$—
International Emerging Markets Fund (a)	2,462	59
International Small Company Fund (a)	17,118	190
MidCap S&P 400 Index Fund (a)	31,273	649
Origin Emerging Markets Fund (a)	5,912	58
Real Estate Securities Fund (a)	4,776	111
SmallCap S&P 600 Index Fund (a)	10,206	282
		$1,349
Principal Funds, Inc. Institutional Class - 75.30%
Bond Market Index Fund (a)	13,164	140
Diversified International Fund (a)	108,895	1,332
High Yield Fund I (a)	12,236	116
LargeCap S&P 500 Index Fund (a)	137,756	2,481
		$4,069
TOTAL INVESTMENT COMPANIES		$5,418
Total Investments		$5,418
Other Assets and Liabilities - (0.26)%		(14)
TOTAL NET ASSETS - 100.00%		$5,404

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.19%
International Equity Funds	30.33%
Fixed Income Funds	4.74%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.26)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	October 31, 2018
	Value		Cost		Proceeds	Value
Bond Market Index Fund			$77	$207	$139		$140
Diversified International Fund			498	1,179	178		1,332
Diversified Real Asset Fund			—	—	—		—
High Yield Fund I			35	98	13		116
International Emerging Markets Fund			24	55	9		59
International Small Company Fund			74	170	27		190
LargeCap S&P 500 Index Fund			814	1,984	293		2,481
MidCap S&P 400 Index Fund			225	548	81		649
Origin Emerging Markets Fund			24	54	8		58
Real Estate Securities Fund			42	113	43		111
SmallCap S&P 600 Index Fund			91	235	32		282
			$1,904	$4,643	$823		$5,418

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$2	$	— $			— $	(5)
Diversified International Fund	11		1			—	(168)
Diversified Real Asset Fund	—		—			—	—
High Yield Fund I	4		—			—	(4)
International Emerging Markets Fund	1		—			—	(11)
International Small Company Fund	4		—			—	(27)
LargeCap S&P 500 Index Fund	17		—			52	(24)
MidCap S&P 400 Index Fund	5		—			16	(43)
Origin Emerging Markets Fund	—		—			—	(12)
Real Estate Securities Fund	2		—			1	(1)
SmallCap S&P 600 Index Fund	2		—			5	(12)
	$48		$1			$74	$(307)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid 2065 Fund

October 31, 2018

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24.89%
International Emerging Markets Fund (a)	2,013	$48
International Small Company Fund (a)	13,991	155
MidCap S&P 400 Index Fund (a)	25,603	531
Origin Emerging Markets Fund (a)	4,810	47
Real Estate Securities Fund (a)	3,893	90
SmallCap S&P 600 Index Fund (a)	8,366	232
		$1,103
Principal Funds, Inc. Institutional Class - 75.13%
Bond Market Index Fund (a)	8,662	92
Diversified International Fund (a)	89,373	1,093
High Yield Fund I (a)	10,014	95
LargeCap S&P 500 Index Fund (a)	113,757	2,049
		$3,329
TOTAL INVESTMENT COMPANIES		$4,432
Total Investments		$4,432
Other Assets and Liabilities - (0.02)%		(1)
TOTAL NET ASSETS - 100.00%		$4,431

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.49%
International Equity Funds	30.31%
Fixed Income Funds	4.22%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities		October 31, 2017	Purchases			Sales	October 31, 2018
		Value	Cost			Proceeds	Value
Bond Market Index Fund			$1	$220		$127		$92
Diversified International Fund			5	1,305		63		1,093
Diversified Real Asset Fund			1	—		1		—
High Yield Fund I			—	102		4		95
International Emerging Markets Fund			—	65		3		48
International Small Company Fund			1	188		10		155
LargeCap S&P 500 Index Fund			9	2,156		103		2,049
MidCap S&P 400 Index Fund			3	584		29		531
Origin Emerging Markets Fund			—	66		4		47
Real Estate Securities Fund			—	124		38		90
SmallCap S&P 600 Index Fund			1	246		11		232
			$21	$5,056		$393		$4,432

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Bond Market Index Fund	$	— $	(1)		$		— $	(1)
Diversified International Fund		—	—				—	(154)
Diversified Real Asset Fund		—	—				—	—
High Yield Fund I		3	—				—	(3)
International Emerging Markets Fund		—	—				—	(14)
International Small Company Fund		—	—				—	(24)
LargeCap S&P 500 Index Fund		—	1				—	(14)
MidCap S&P 400 Index Fund		—	—				1	(27)
Origin Emerging Markets Fund		—	—				—	(15)
Real Estate Securities Fund		2	1				—	3
SmallCap S&P 600 Index Fund		—	—				—	(4)
		$5	$1				$1	$(253)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Principal LifeTime Hybrid Income Fund

October 31, 2018

INVESTMENT COMPANIES - 100.05%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 6.57%
Diversified Real Asset Fund (a)	43,299	$485
International Small Company Fund (a)	20,481	227
MidCap S&P 400 Index Fund (a)	34,145	708
SmallCap S&P 600 Index Fund (a)	10,950	303
		$1,723
Principal Funds, Inc. Institutional Class - 93.48%
Bond Market Index Fund (a)	975,910	10,393
Diversified International Fund (a)	113,919	1,393
High Yield Fund I (a)	266,086	2,515
Inflation Protection Fund (a)	145,621	1,213
LargeCap S&P 500 Index Fund (a)	161,872	2,915
Short-Term Income Fund (a)	505,955	6,072
		$24,501
TOTAL INVESTMENT COMPANIES		$26,224
Total Investments		$26,224
Other Assets and Liabilities - (0.05)%		(14)
TOTAL NET ASSETS - 100.00%		$26,210

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	77.05%
Domestic Equity Funds	14.97%
International Equity Funds	6.18%
Specialty Funds	1.85%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases			Sales	October 31, 2018
	Value	Cost			Proceeds	Value
Bond Market Index Fund		$9,665	$6,402		$5,251		$10,393
Diversified International Fund		1,630	843		861		1,393
Diversified Real Asset Fund		595	349		439		485
Global Diversified Income Fund		2,353	1,369		3,615		—
High Yield Fund I		—	2,651		86		2,515
Inflation Protection Fund		1,290	698		735		1,213
International Small Company Fund		260	141		134		227
LargeCap S&P 500 Index Fund		2,500	1,529		1,122		2,915
MidCap S&P 400 Index Fund		684	399		332		708
Short-Term Income Fund		4,840	3,692		2,380		6,072
SmallCap S&P 600 Index Fund		267	152		112		303
		$24,084	$18,225		$15,067		$26,224

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments			Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$223		$(8	) $		— $	(415)
Diversified International Fund	29		20			—	(239)
Diversified Real Asset Fund	13		1			—	(21)
Global Diversified Income Fund	104		(37)			—	(70)
High Yield Fund I	10		—			—	(50)
Inflation Protection Fund	25		—			—	(40)
International Small Company Fund	11		3			1	(43)
LargeCap S&P 500 Index Fund	46		13			126	(5)
MidCap S&P 400 Index Fund	11		4			39	(47)
Short-Term Income Fund	121		(1)			—	(79)
SmallCap S&P 600 Index Fund	6		1			12	(5)
	$599		$(4	) $		178	$(1,014)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Principal LifeTime Strategic Income Fund October 31, 2018

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17.77%
Blue Chip Fund (a)	780,211	$17,820
Diversified Real Asset Fund (a)	722,847	8,096
Global Multi-Strategy Fund (a)	2,772,215	30,578
International Small Company Fund (a)	348,587	3,869
MidCap Fund (a)	454,068	12,183
SmallCap Growth Fund I (a)	187,884	2,681
SmallCap Value Fund II (a)	205,291	2,488
		$77,715
Principal Funds, Inc. Institutional Class - 82.25%
Bond Market Index Fund (a)	4,587,800	48,860
Core Plus Bond Fund (a)	9,215,869	95,384
Diversified International Fund (a)	981,330	12,002
Equity Income Fund (a)	468,174	14,523
High Yield Fund I (a)	4,442,761	41,984
Inflation Protection Fund (a)	2,447,665	20,389
LargeCap S&P 500 Index Fund (a)	910,491	16,398
Overseas Fund (a)	1,196,143	12,105
Short-Term Income Fund (a)	8,183,626	98,203
		$359,848
TOTAL INVESTMENT COMPANIES		$437,563
Total Investments		$437,563
Other Assets and Liabilities - (0.02)%		(71)
TOTAL NET ASSETS - 100.00%		$437,492

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.67%
Domestic Equity Funds	15.11%
Specialty Funds	8.84%
International Equity Funds	6.40%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$20,641	$1,013	$5,393		$17,820
Bond Market Index Fund	62,240	10,112	20,880		48,860
Core Plus Bond Fund	128,989	14,471	41,749		95,384
Diversified International Fund	18,766	773	5,681		12,002
Diversified Real Asset Fund	5,736	9,447	6,732		8,096
Equity Income Fund	20,255	1,765	7,256		14,523
Global Diversified Income Fund	57,535	3,560	58,537		—
Global Multi-Strategy Fund	37,208	4,134	9,199		30,578
Global Opportunities Fund	12,005	1,467	12,695		—
High Yield Fund I	—	42,624	241		41,984
Inflation Protection Fund	37,433	1,374	17,629		20,389
International Small Company Fund	6,366	453	2,223		3,869
LargeCap S&P 500 Index Fund	17,289	3,722	4,637		16,398
MidCap Fund	15,740	903	4,227		12,183
Overseas Fund	18,465	1,008	5,473		12,105
Short-Term Income Fund	112,719	16,959	29,768		98,203
SmallCap Growth Fund I	3,108	336	787		2,681
SmallCap Value Fund II	3,023	495	693		2,488
	$577,518	$114,616	$233,800		$437,563

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$29	$1,092		$519	$467
Bond Market Index Fund	1,389	(457)		—	(2,155)
Core Plus Bond Fund	3,656	(335)		—	(5,992)
Diversified International Fund	333	(14)		—	(1,842)
Diversified Real Asset Fund	318	(13)		—	(342)
Equity Income Fund	441	2,220		859	(2,461)
Global Diversified Income Fund	2,026	8,902		—	(11,460)
Global Multi-Strategy Fund	891	296		162	(1,861)
Global Opportunities Fund	994	1,455		168	(2,232)
High Yield Fund I	164	—		—	(399)
Inflation Protection Fund	564	431		—	(1,220)
International Small Company Fund	277	84		29	(811)
LargeCap S&P 500 Index Fund	332	492		924	(468)
MidCap Fund	21	1,560		507	(1,793)
Overseas Fund	455	504		113	(2,399)
Short-Term Income Fund	2,244	12		—	(1,719)
SmallCap Growth Fund I	71	211		191	(187)
SmallCap Value Fund II	83	148		199	(485)
	$14,288	$16,588		$3,671	$(37,359)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
October 31, 2018

COMMON STOCKS - 98.51%	Shares Held Value (000's)		(a) Non-income producing security
Lodging - 4.23%			(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Extended Stay America Inc	2,489,480 $	40,529	information.
Hilton Grand Vacations Inc (a)	1,221,472	32,821	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Hilton Worldwide Holdings Inc	1,147,992	81,702	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$155,052	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
REITs - 92.35%			voting shares of the security). Please see affiliated sub-schedule for
Alexandria Real Estate Equities Inc	1,271,909	155,465	transactional information.
American Homes 4 Rent	1,886,793	39,755	(d) Current yield shown is as of period end.
American Tower Corp	308,653	48,091
Apartment Investment & Management Co	2,547,283	109,635	Portfolio Summary (unaudited)
AvalonBay Communities Inc	1,235,819	216,738	Sector	Percent
Boston Properties Inc	546,936	66,048	Financial	92.35%
Corporate Office Properties Trust	719,750	18,598	Consumer, Cyclical	4.23%
Crown Castle International Corp	465,906	50,663	Technology	1.93%
CubeSmart	1,847,016	53,527	Investment Companies	1.36%
Duke Realty Corp	2,018,319	55,645	Other Assets and Liabilities	0.13%
EPR Properties	1,151,447	79,150	TOTAL NET ASSETS	100.00%
Equinix Inc	645,878	244,620
Equity LifeStyle Properties Inc	564,754	53,477
Equity Residential	564,601	36,676
Essex Property Trust Inc	679,908	170,507
Extra Space Storage Inc	1,360,564	122,532
First Industrial Realty Trust Inc	968,379	29,729
HCP Inc	1,220,420	33,623
Healthcare Trust of America Inc	3,857,816	101,306
Hudson Pacific Properties Inc	1,407,251	42,640
Invitation Homes Inc	7,297,032	159,659
Kilroy Realty Corp	1,162,010	80,039
Liberty Property Trust	966,220	40,456
Physicians Realty Trust	1,975,786	32,759
Prologis Inc	4,148,002	267,422
Public Storage	318,279	65,397
Regency Centers Corp	2,000,282	126,738
Saul Centers Inc	311,728	14,888
Simon Property Group Inc	1,256,981	230,681
Spirit Realty Capital Inc	8,770,991	68,589
STORE Capital Corp	3,573,048	103,726
Sun Communities Inc	933,106	93,749
Sunstone Hotel Investors Inc	4,551,274	65,857
Tanger Factory Outlet Centers Inc	1,324,464	29,483
Taubman Centers Inc	152,770	8,404
Terreno Realty Corp	723,639	27,086
VICI Properties Inc (b)	657,642	14,198
Vornado Realty Trust	501,801	34,163
Welltower Inc	2,491,199	164,593
Weyerhaeuser Co	908,300	24,188
		$3,380,500
Software - 1.93%
InterXion Holding NV (a)	1,201,601	70,738
TOTAL COMMON STOCKS		$3,606,290
INVESTMENT COMPANIES - 1.36%	Shares Held Value (000's)
Money Market Funds - 1.36%
Principal Government Money Market Fund	49,808,642	49,809
2.05%(c),(d)
TOTAL INVESTMENT COMPANIES		$49,809
Total Investments		$3,656,099
Other Assets and Liabilities - 0.13%		4,599
TOTAL NET ASSETS - 100.00%		$3,660,698

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$512,006	$462,197		$49,809
	$—		$512,006	$462,197		$49,809

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$687	$—		$—		$—
	$687	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
October 31, 2018

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
VICI Properties Inc	02/01/2018-9/24/2018	$13,254	$14,198	0.39%
Total			$14,198	0.39%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		October 31, 2018

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Money Market Funds - 0.38%
Principal Government Money Market Fund	16,930,225	$16,930
2.05%(a),(b)
Principal Exchange-Traded Funds - 19.66%
Principal Active Global Dividend Income ETF (a)	7,708,100	200,557
Principal EDGE Active Income ETF (a)	1,406,000	55,509
Principal Investment Grade Corporate Active	2,774,000	67,300
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	16,906,700	455,129
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,118,400	98,261
ETF (a)
		$876,756
Principal Funds, Inc. Class R-6 - 41.98%
Blue Chip Fund (a)	15,867,867	362,422
Diversified Real Asset Fund (a)	13,694,835	153,382
EDGE MidCap Fund (a)	12,059,309	163,524
Global Multi-Strategy Fund (a)	16,321,316	180,024
Global Real Estate Securities Fund (a)	14,433,815	133,513
High Yield Fund (a)	10,582,877	74,715
Income Fund (a)	57,301,727	527,176
International Emerging Markets Fund (a)	2,207,227	52,620
International Small Company Fund (a)	4,684,670	52,000
Preferred Securities Fund (a)	12,695,779	123,911
Real Estate Debt Income Fund (a)	5,202,322	48,642
		$1,871,929
Principal Funds, Inc. Institutional Class - 38.04%
Diversified International Fund (a)	39,084,052	477,998
Equity Income Fund (a)	17,466,277	541,804
Government & High Quality Bond Fund (a)	26,432,939	263,272
Inflation Protection Fund (a)	8,932,080	74,404
Short-Term Income Fund (a)	28,204,763	338,457
		$1,695,935
TOTAL INVESTMENT COMPANIES		$4,461,550
Total Investments		$4,461,550
Other Assets and Liabilities - (0.06)%		(2,787)
TOTAL NET ASSETS - 100.00%		$4,458,763

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.36%
Fixed Income Funds	35.28%
International Equity Funds	20.56%
Specialty Funds	7.48%
Investment Companies	0.38%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$246,974	$121,493	$29,596		$362,422
Diversified International Fund	574,399	28,592	57,660		477,998
Diversified Real Asset Fund	201,097	9,302	50,754		153,382
EDGE MidCap Fund	102,805	76,018	18,531		163,524
Equity Income Fund	538,712	70,801	57,989		541,804
Global Multi-Strategy Fund	370,582	6,989	188,434		180,024
Global Real Estate Securities Fund	129,904	19,179	11,962		133,513
Government & High Quality Bond Fund	253,112	50,449	28,163		263,272
High Yield Fund	71,327	15,203	7,303		74,715
Income Fund	574,164	84,375	107,860		527,176
Inflation Protection Fund	74,443	7,812	5,355		74,404
International Emerging Markets Fund	116,958	1,723	51,377		52,620
International Small Company Fund	63,851	3,469	6,872		52,000
LargeCap Growth Fund	142,354	12,219	149,259		—
LargeCap Value Fund	288,488	43,802	302,284		—
Preferred Securities Fund	122,658	21,341	11,265		123,911
Principal Active Global Dividend Income ETF	126,331	82,532	2		200,557
Principal Capital Appreciation Fund	136,085	5,747	142,117		—
Principal EDGE Active Income ETF	53,950	4,735	—		55,509
Principal Government Money Market Fund 2.05%	—	403,495	386,565		16,930
Principal Investment Grade Corporate Active ETF	—	68,380	—		67,300
Principal U.S. Mega-Cap Multi-Factor Index ETF	57,753	434,743	54,773		455,129
Principal U.S. Small-Cap Multi-Factor Index ETF	74,260	27,136	7,623		98,261
Real Estate Debt Income Fund	46,556	8,005	4,618		48,642
Short-Term Income Fund	316,071	64,152	36,163		338,457
Small-MidCap Dividend Income Fund	203,415	5,869	206,648		—
	$4,886,249	$1,677,561	$1,923,173		$4,461,550

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$439	$428		$7,830	$23,123
Diversified International Fund	10,314	3,003		—	(70,336)
Diversified Real Asset Fund	3,882	2,343		—	(8,606)
EDGE MidCap Fund	721	456		1,986	2,776
Equity Income Fund	14,000	743		25,073	(10,463)
Global Multi-Strategy Fund	5,655	8,404		1,032	(17,517)
Global Real Estate Securities Fund	4,251	26		2,100	(3,634)
Government & High Quality Bond Fund	7,643	(1,211)		—	(10,915)
High Yield Fund	4,406	(172)		—	(4,340)
Income Fund	19,784	(3,259)		—	(20,244)
Inflation Protection Fund	1,547	(97)		—	(2,399)
International Emerging Markets Fund	1,395	8,214		—	(22,898)
International Small Company Fund	2,846	478		297	(8,926)
LargeCap Growth Fund	2,599	72,611		9,621	(77,925)
LargeCap Value Fund	19,080	28,893		24,722	(58,899)
Preferred Securities Fund	6,559	(332)		199	(8,491)
Principal Active Global Dividend Income ETF	5,666	—		11	(8,304)
Principal Capital Appreciation Fund	1,029	81,283		4,717	(80,998)
Principal EDGE Active Income ETF	2,949	—		226	(3,176)
Principal Government Money Market Fund 2.05%	390	—		—	—
Principal Investment Grade Corporate Active ETF	1,063	—		—	(1,080)
Principal U.S. Mega-Cap Multi-Factor Index ETF	7,793	269		—	17,137
Principal U.S. Small-Cap Multi-Factor Index ETF	1,007	485		—	4,003
Real Estate Debt Income Fund	1,852	(112)		—	(1,189)
Short-Term Income Fund	7,396	(516)		—	(5,087)
Small-MidCap Dividend Income Fund	2,138	69,569		3,731	(72,205)
	$136,404	$271,506		$81,545	$(450,593)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		October 31, 2018

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Money Market Funds - 0.54%
Principal Government Money Market Fund	9,090,034	$9,090
2.05%(a),(b)
Principal Exchange-Traded Funds - 14.31%
Principal Active Global Dividend Income ETF (a)	1,207,000	31,405
Principal EDGE Active Income ETF (a)	1,047,000	41,335
Principal Investment Grade Corporate Active	1,517,600	36,819
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,014,000	108,057
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	695,200	21,906
ETF (a)
		$239,522
Principal Funds, Inc. Class R-6 - 45.81%
Blue Chip Fund (a)	3,853,521	88,014
Diversified Real Asset Fund (a)	4,443,172	49,763
EDGE MidCap Fund (a)	2,808,304	38,081
Global Diversified Income Fund (a)	3,497,027	45,951
Global Multi-Strategy Fund (a)	6,170,368	68,059
Global Real Estate Securities Fund (a)	4,061,926	37,573
High Yield Fund (a)	6,084,789	42,959
Income Fund (a)	30,958,354	284,817
International Emerging Markets Fund (a)	529,648	12,627
International Small Company Fund (a)	1,205,474	13,381
Preferred Securities Fund (a)	7,146,908	69,754
Real Estate Debt Income Fund (a)	1,675,116	15,662
		$766,641
Principal Funds, Inc. Institutional Class - 39.40%
Diversified International Fund (a)	9,782,067	119,635
Equity Income Fund (a)	4,309,217	133,672
Government & High Quality Bond Fund (a)	16,834,937	167,676
Inflation Protection Fund (a)	5,340,105	44,483
Short-Term Income Fund (a)	16,163,131	193,957
		$659,423
TOTAL INVESTMENT COMPANIES		$1,674,676
Total Investments		$1,674,676
Other Assets and Liabilities - (0.06)%		(980)
TOTAL NET ASSETS - 100.00%		$1,673,696

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	53.64%
Domestic Equity Funds	23.27%
International Equity Funds	12.82%
Specialty Funds	9.79%
Investment Companies	0.54%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund	$41,215	$48,661		$6,742		$88,014
Diversified International Fund	144,496	11,019		19,018		119,635
Diversified Real Asset Fund	53,254	4,445		5,826		49,763
EDGE MidCap Fund	33,096	9,117		5,204		38,081
Equity Income Fund	120,343	31,512		15,712		133,672
Global Diversified Income Fund	48,300	5,589		4,735		45,951
Global Multi-Strategy Fund	86,980	4,705		20,352		68,059
Global Real Estate Securities Fund	27,261	14,904		3,553		37,573
Government & High Quality Bond Fund	174,378	18,827		17,549		167,676
High Yield Fund	46,357	4,486		5,157		42,959
Income Fund	331,272	27,966		61,489		284,817
Inflation Protection Fund	40,709	9,308		4,032		44,483
International Emerging Markets Fund	31,084	845		15,623		12,627
International Small Company Fund	15,973	2,028		2,471		13,381
LargeCap Growth Fund	44,210	3,758		46,318		—
LargeCap Value Fund	93,531	13,815		97,847		—
Preferred Securities Fund	73,546	9,254		7,992		69,754
Principal Active Global Dividend Income ETF	35,391	—		2,996		31,405
Principal Capital Appreciation Fund	36,278	1,441		37,782		—
Principal EDGE Active Income ETF	43,733	—		—		41,335
Principal Government Money Market Fund 2.05%	—	116,370		107,280		9,090
Principal Investment Grade Corporate Active ETF	—	37,418		—		36,819
Principal U.S. Mega-Cap Multi-Factor Index ETF	17,577	99,696		13,078		108,057
Principal U.S. Small-Cap Multi-Factor Index ETF	21,537	1,344		2,123		21,906
Real Estate Debt Income Fund	15,647	1,611		1,161		15,662
Short-Term Income Fund	196,327	22,763		21,839		193,957
Small-MidCap Dividend Income Fund	32,416	901		32,889		—
	$1,804,911	$501,783		$558,768		$1,674,676

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$84	$(53	) $		1,500	$4,933
Diversified International Fund	2,553	837			—	(17,699)
Diversified Real Asset Fund	1,227	66			—	(2,176)
EDGE MidCap Fund	199	177			523	895
Equity Income Fund	3,297	(164)			5,561	(2,307)
Global Diversified Income Fund	2,132	(72)			—	(3,131)
Global Multi-Strategy Fund	1,845	644			337	(3,918)
Global Real Estate Securities Fund	1,033	(70)			479	(969)
Government & High Quality Bond Fund	5,039	(1,141)			—	(6,839)
High Yield Fund	2,703	(111)			—	(2,616)
Income Fund	10,910	(2,127)			—	(10,805)
Inflation Protection Fund	918	(84)			—	(1,418)
International Emerging Markets Fund	366	2,870			—	(6,549)
International Small Company Fund	683	120			71	(2,269)
LargeCap Growth Fund	799	20,813			2,959	(22,463)
LargeCap Value Fund	6,022	8,894			7,794	(18,393)
Preferred Securities Fund	3,757	(208)			115	(4,846)
Principal Active Global Dividend Income ETF	981	260			2	(1,250)
Principal Capital Appreciation Fund	259	20,735			1,182	(20,672)
Principal EDGE Active Income ETF	2,254	—			179	(2,398)
Principal Government Money Market Fund 2.05%	143	—			—	—
Principal Investment Grade Corporate Active ETF	590	—			—	(599)
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,846	68			—	3,794
Principal U.S. Small-Cap Multi-Factor Index ETF	236	350			—	798
Real Estate Debt Income Fund	604	(32)			—	(403)
Short-Term Income Fund	4,344	(291)			—	(3,003)
Small-MidCap Dividend Income Fund	329	12,996			573	(13,424)
	$55,153	$64,477			$21,275	$(137,727)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		October 31, 2018

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Money Market Funds - 0.38%
Principal Government Money Market Fund	11,393,712	$11,394
2.05%(a),(b)
Principal Exchange-Traded Funds - 20.60%
Principal Active Global Dividend Income ETF (a)	3,580,000	93,148
Principal Investment Grade Corporate Active	816,000	19,797
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	15,051,400	405,184
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,996,700	94,426
ETF (a)
		$612,555
Principal Funds, Inc. Class R-6 - 38.56%
Blue Chip Fund (a)	14,737,836	336,612
Diversified Real Asset Fund (a)	10,349,598	115,915
EDGE MidCap Fund (a)	12,316,500	167,012
Global Multi-Strategy Fund (a)	4,420,514	48,758
Global Real Estate Securities Fund (a)	11,104,732	102,719
Income Fund (a)	16,335,310	150,285
International Small Company Fund (a)	4,097,055	45,477
Multi-Manager Equity Long/Short Fund (a)	7,491,387	77,086
Origin Emerging Markets Fund (a)	5,365,807	52,800
Preferred Securities Fund (a)	5,097,668	49,753
		$1,146,417
Principal Funds, Inc. Institutional Class - 40.53%
Diversified International Fund (a)	38,449,276	470,235
Equity Income Fund (a)	16,043,677	497,675
Government & High Quality Bond Fund (a)	9,068,705	90,324
Short-Term Income Fund (a)	12,219,359	146,632
		$1,204,866
TOTAL INVESTMENT COMPANIES		$2,975,232
Total Investments		$2,975,232
Other Assets and Liabilities - (0.07)%		(2,191)
TOTAL NET ASSETS - 100.00%		$2,973,041

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.49%
International Equity Funds	25.72%
Fixed Income Funds	15.35%
Specialty Funds	8.13%
Investment Companies	0.38%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases	Sales	October 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$200,954	$137,420	$21,248		$336,612
Diversified International Fund	563,203	30,407	57,199		470,235
Diversified Real Asset Fund	125,098	8,367	12,730		115,915
EDGE MidCap Fund	163,061	15,949	16,730		167,012
Equity Income Fund	307,053	234,965	33,059		497,675
Global Multi-Strategy Fund	53,550	2,860	5,245		48,758
Global Real Estate Securities Fund	44,012	71,557	9,666		102,719
Government & High Quality Bond Fund	90,192	13,095	8,715		90,324
Income Fund	168,759	17,936	29,691		150,285
International Small Company Fund	57,799	3,063	8,002		45,477
LargeCap Growth Fund	173,073	14,786	181,457		—
LargeCap Value Fund	313,544	45,707	328,251		—
Multi-Manager Equity Long/Short Fund	87,268	5,101	9,347		77,086
Origin Emerging Markets Fund	118,808	1,095	54,293		52,800
Preferred Securities Fund	47,140	10,265	4,233		49,753
Principal Active Global Dividend Income ETF	100,386	—	4,162		93,148
Principal Capital Appreciation Fund	158,192	6,468	165,013		—
Principal Government Money Market Fund 2.05%	—	308,638	297,244		11,394
Principal Investment Grade Corporate Active ETF	—	20,092	—		19,797
Principal U.S. Mega-Cap Multi-Factor Index ETF	55,242	391,291	56,757		405,184
Principal U.S. Small-Cap Multi-Factor Index ETF	77,312	20,126	7,267		94,426
Short-Term Income Fund	146,460	22,085	19,416		146,632
Small-MidCap Dividend Income Fund	168,576	4,576	171,106		—
	$3,219,682	$1,385,849	$1,500,831		$2,975,232

	Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$367	$130		$6,544	$19,356
Diversified International Fund	10,087	1,982		—	(68,158)
Diversified Real Asset Fund	2,875	94		—	(4,914)
EDGE MidCap Fund	884	623		2,298	4,109
Equity Income Fund	11,823	(1,044)		17,879	(10,240)
Global Multi-Strategy Fund	1,314	177		239	(2,584)
Global Real Estate Securities Fund	2,259	(193)		976	(2,991)
Government & High Quality Bond Fund	2,687	(378)		—	(3,870)
Income Fund	5,708	(771)		—	(5,948)
International Small Company Fund	2,524	599		264	(7,982)
LargeCap Growth Fund	3,145	81,511		11,642	(87,913)
LargeCap Value Fund	19,910	27,921		25,797	(58,921)
Multi-Manager Equity Long/Short Fund	2,787	295		1,666	(6,231)
Origin Emerging Markets Fund	1,046	10,767		—	(23,577)
Preferred Securities Fund	2,519	(142)		75	(3,277)
Principal Active Global Dividend Income ETF	2,804	361		6	(3,437)
Principal Capital Appreciation Fund	1,157	90,453		5,311	(90,100)
Principal Government Money Market Fund 2.05%	221	—		—	—
Principal Investment Grade Corporate Active ETF	291	—		—	(295)
Principal U.S. Mega-Cap Multi-Factor Index ETF	6,970	(30)		—	15,438
Principal U.S. Small-Cap Multi-Factor Index ETF	962	438		—	3,817
Short-Term Income Fund	3,268	(233)		—	(2,264)
Small-MidCap Dividend Income Fund	1,665	59,011		2,910	(61,057)
	$87,273	$271,571		$75,607	$(401,039)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Flexible Income Portfolio
		October 31, 2018

INVESTMENT COMPANIES - 100.04%	Shares Held Value (000's)
Money Market Funds - 1.03%
Principal Government Money Market Fund	26,493,884	$26,494
2.05%(a),(b)
Principal Exchange-Traded Funds - 15.82%
Principal Active Global Dividend Income ETF (a)	6,534,100	170,011
Principal EDGE Active Income ETF (a)	1,664,800	65,726
Principal Investment Grade Corporate Active	3,197,000	77,563
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	3,448,200	92,825
ETF (a)
		$406,125
Principal Funds, Inc. Class R-6 - 46.10%
Blue Chip Fund (a)	1,339,839	30,602
EDGE MidCap Fund (a)	2,495,488	33,839
Global Diversified Income Fund (a)	9,813,801	128,953
Global Real Estate Securities Fund (a)	10,181,658	94,180
High Yield Fund (a)	16,251,355	114,735
Income Fund (a)	64,940,619	597,454
Preferred Securities Fund (a)	13,777,291	134,466
Real Estate Debt Income Fund (a)	5,276,709	49,337
		$1,183,566
Principal Funds, Inc. Institutional Class - 37.09%
Equity Income Fund (a)	5,166,707	160,271
Government & High Quality Bond Fund (a)	29,142,902	290,264
Inflation Protection Fund (a)	20,064,654	167,139
Short-Term Income Fund (a)	27,886,018	334,632
		$952,306
TOTAL INVESTMENT COMPANIES		$2,568,491
Total Investments		$2,568,491
Other Assets and Liabilities - (0.04)%		(1,148)
TOTAL NET ASSETS - 100.00%		$2,567,343

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.33%
Domestic Equity Funds	12.37%
International Equity Funds	10.29%
Specialty Funds	5.02%
Investment Companies	1.03%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2018

Affiliated Securities		October 31, 2017	Purchases	Sales	October 31, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund	$	— $	33,140 $	— $		30,602
Diversified International Fund		58,755	402	59,354		—
EDGE MidCap Fund		—	39,459	5,687		33,839
Equity Income Fund		273,840	18,533	130,447		160,271
Global Diversified Income Fund		138,102	13,562	13,696		128,953
Global Real Estate Securities Fund		95,557	11,987	10,843		94,180
Government & High Quality Bond Fund		310,380	25,622	31,723		290,264
High Yield Fund		123,340	10,788	12,158		114,735
Income Fund		710,888	45,885	131,932		597,454
Inflation Protection Fund		176,707	14,323	18,173		167,139
International Emerging Markets Fund		18,109	123	18,992		—
LargeCap Growth Fund		45,466	3,819	47,618		—
LargeCap Value Fund		59,271	9,058	62,138		—
Preferred Securities Fund		143,784	12,522	12,057		134,466
Principal Active Global Dividend Income ETF		43,976	135,633	—		170,011
Principal EDGE Active Income ETF		67,826	1,717	—		65,726
Principal Government Money Market Fund 2.05%		—	253,095	226,601		26,494
Principal Investment Grade Corporate Active ETF		—	78,813	—		77,563
Principal U.S. Mega-Cap Multi-Factor Index ETF		18,707	112,057	43,712		92,825
Real Estate Debt Income Fund		51,449	4,917	5,624		49,337
Short-Term Income Fund		350,877	28,541	39,034		334,632
Small-MidCap Dividend Income Fund		70,243	2,252	71,547		—
		$2,757,277	$856,248	$941,336		$2,568,491

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	— $		— $	(2,538)
Diversified International Fund		319	16,119		—	(15,922)
EDGE MidCap Fund		89	15		296	52
Equity Income Fund		4,598	24,357		10,389	(26,012)
Global Diversified Income Fund		6,041	(340)		—	(8,675)
Global Real Estate Securities Fund		3,038	91		1,507	(2,612)
Government & High Quality Bond Fund		8,869	(2,659)		—	(11,356)
High Yield Fund		7,211	(173)		—	(7,062)
Income Fund		23,186	(5,422)		—	(21,965)
Inflation Protection Fund		3,601	(326)		—	(5,392)
International Emerging Markets Fund		123	6,329		—	(5,569)
LargeCap Growth Fund		812	14,324		3,007	(15,991)
LargeCap Value Fund		3,949	5,742		5,110	(11,933)
Preferred Securities Fund		7,301	(328)		224	(9,455)
Principal Active Global Dividend Income ETF		4,420	—		7	(9,598)
Principal EDGE Active Income ETF		3,553	—		278	(3,817)
Principal Government Money Market Fund 2.05%		501	—		—	—
Principal Investment Grade Corporate Active ETF		1,231	—		—	(1,250)
Principal U.S. Mega-Cap Multi-Factor Index ETF		1,907	1,307		—	4,466
Real Estate Debt Income Fund		1,943	(155)		—	(1,250)
Short-Term Income Fund		7,587	(619)		—	(5,133)
Small-MidCap Dividend Income Fund		731	28,948		1,272	(29,896)
		$91,010	$87,210		$22,090	$(190,908)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
		October 31, 2018

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Money Market Funds - 0.47%
Principal Government Money Market Fund	8,519,783	$8,520
2.05%(a),(b)
Principal Exchange-Traded Funds - 27.67%
Principal Active Global Dividend Income ETF (a)	3,889,000	101,188
Principal EDGE Active Income ETF (a)	2,022,300	79,840
Principal U.S. Mega-Cap Multi-Factor Index	9,084,800	244,563
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,431,200	76,607
ETF (a)
		$502,198
Principal Funds, Inc. Class R-6 - 31.97%
Blue Chip Fund (a)	11,622,318	265,454
EDGE MidCap Fund (a)	8,589,030	116,467
Global Real Estate Securities Fund (a)	11,020,374	101,938
International Small Company Fund (a)	2,916,647	32,375
Origin Emerging Markets Fund (a)	6,489,393	63,856
		$580,090
Principal Funds, Inc. Institutional Class - 39.97%
Diversified International Fund (a)	28,564,554	349,344
Equity Income Fund (a)	11,002,994	341,313
Short-Term Income Fund (a)	2,900,233	34,803
		$725,460
TOTAL INVESTMENT COMPANIES		$1,816,268
Total Investments		$1,816,268
Other Assets and Liabilities - (0.08)%		(1,387)
TOTAL NET ASSETS - 100.00%		$1,814,881

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.54%
International Equity Funds	35.75%
Fixed Income Funds	6.32%
Investment Companies	0.47%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2018

Affiliated Securities		October 31, 2017	Purchases		Sales	October 31, 2018
		Value	Cost		Proceeds		Value
Blue Chip Fund	$	— $	278,341		$15,428		$265,454
Diversified International Fund		420,336	23,616		45,450		349,344
EDGE MidCap Fund		42,661	84,274		10,905		116,467
Equity Income Fund		146,276	228,170		22,781		341,313
Global Multi-Strategy Fund		33,361	1,468		33,805		—
Global Real Estate Securities Fund		86,036	29,342		10,370		101,938
International Small Company Fund		41,134	2,155		5,668		32,375
LargeCap Growth Fund		146,583	12,994		154,118		—
LargeCap Value Fund		171,854	25,619		180,020		—
Multi-Manager Equity Long/Short Fund		45,857	3,012		47,469		—
Origin Emerging Markets Fund		132,534	3,459		56,205		63,856
Principal Active Global Dividend Income ETF		93,818	13,354		1,858		101,188
Principal Capital Appreciation Fund		255,010	10,988		266,431		—
Principal EDGE Active Income ETF		77,684	6,587		—		79,840
Principal Government Money Market Fund 2.05%		—	198,876		190,356		8,520
Principal U.S. Mega-Cap Multi-Factor Index ETF		37,163	233,831		35,885		244,563
Principal U.S. Small-Cap Multi-Factor Index ETF		79,885	4,444		11,565		76,607
Real Estate Debt Income Fund		48,545	3,581		51,082		—
Short-Term Income Fund		34,466	4,577		3,654		34,803
Small-MidCap Dividend Income Fund		81,600	2,162		82,878		—
		$1,974,803	$1,170,850		$1,225,928		$1,816,268

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund		$125	$(8	) $		2,225	$2,549
Diversified International Fund		7,481	1,782			—	(50,940)
EDGE MidCap Fund		397	(30)			1,157	467
Equity Income Fund		7,091	(946)			10,022	(9,406)
Global Multi-Strategy Fund		815	786			149	(1,810)
Global Real Estate Securities Fund		2,770	36			1,358	(3,106)
International Small Company Fund		1,800	697			188	(5,943)
LargeCap Growth Fund		2,764	64,892			10,230	(70,351)
LargeCap Value Fund		11,160	15,980			14,459	(33,433)
Multi-Manager Equity Long/Short Fund		1,460	3,540			873	(4,940)
Origin Emerging Markets Fund		1,192	8,637			—	(24,569)
Principal Active Global Dividend Income ETF		2,698	162			5	(4,288)
Principal Capital Appreciation Fund		1,976	121,654			9,011	(121,221)
Principal EDGE Active Income ETF		4,079	—			318	(4,431)
Principal Government Money Market Fund 2.05%		176	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF		4,214	(10)			—	9,464
Principal U.S. Small-Cap Multi-Factor Index ETF		817	2,067			—	1,776
Real Estate Debt Income Fund		1,463	(846)			—	(198)
Short-Term Income Fund		775	(41)			—	(545)
Small-MidCap Dividend Income Fund		788	32,480			1,376	(33,364)
		$54,041	$250,832			$51,371	$(354,289)
Amounts in thousands

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

INVESTMENT COMPANIES - 1.67%	Shares Held Value (000's)			Principal
Money Market Funds - 1.67%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	80,164,631	$80,165	Automobile Asset Backed Securities (continued)
2.05%(a),(b)			Capital Auto Receivables Asset Trust 2015-2
TOTAL INVESTMENT COMPANIES		$80,165	2.29%, 05/20/2020	$6,951	$6,945
	Principal		Capital Auto Receivables Asset Trust 2017-1
BONDS - 97.51%	Amount (000's) Value (000's)		1.76%, 06/22/2020(c)	3,431	3,424
Aerospace & Defense - 1.40%			Capital Auto Receivables Asset Trust 2018-1
General Dynamics Corp			2.54%, 10/20/2020(c)	15,755	15,733
2.88%, 05/11/2020	$6,800	$6,775	Capital Auto Receivables Asset Trust 2018-2
3.00%, 05/11/2021	9,750	9,681	3.02%, 02/22/2021(c)	12,500	12,496
Lockheed Martin Corp			3.27%, 06/20/2023(c)	9,750	9,748
1.85%, 11/23/2018	6,500	6,497	CPS Auto Receivables Trust 2014-C
Northrop Grumman Corp			3.77%, 08/17/2020(c)	3,719	3,724
2.08%, 10/15/2020	4,850	4,735	CPS Auto Receivables Trust 2015-A
2.55%, 10/15/2022	9,750	9,371	2.79%, 02/16/2021(c)	3,685	3,684
Rockwell Collins Inc			CPS Auto Receivables Trust 2017-B
1.95%, 07/15/2019	5,000	4,962	1.75%, 07/15/2020(c)	2,005	2,002
3.20%, 03/15/2024	6,750	6,464	CPS Auto Receivables Trust 2017-D
United Technologies Corp			1.87%, 03/15/2021(c)	2,563	2,553
1.50%, 11/01/2019	9,600	9,447	CPS Auto Receivables Trust 2018-A
1.90%, 05/04/2020	9,400	9,201	2.16%, 05/17/2021(c)	5,465	5,443
		$67,133	CPS Auto Receivables Trust 2018-B
Agriculture - 0.09%			2.72%, 09/15/2021(c)	9,123	9,101
Cargill Inc			CPS Auto Receivables Trust 2018-D
3.25%, 03/01/2023(c)	4,250	4,181	3.06%, 01/18/2022(c)	22,500	22,480
Airlines - 0.67%			CPS Auto Trust
American Airlines 2013-2 Class A Pass Through			1.50%, 06/15/2020(c)	492	492
Trust			1.68%, 08/17/2020(c)	2,269	2,265
4.95%, 07/15/2024	13,105	13,389	2.87%, 09/15/2021(c)	10,695	10,681
Continental Airlines 2009-2 Class A Pass Through			Ford Credit Auto Owner Trust 2015-REV2
Trust			2.44%, 01/15/2027(c)	12,327	12,159
7.25%, 05/10/2021	6,093	6,314	Ford Credit Auto Owner Trust 2016-REV2
Delta Air Lines 2009-1 Class A Pass Through			2.03%, 12/15/2027(c)	14,000	13,533
Trust			Ford Credit Auto Owner Trust 2017-REV1
7.75%, 06/17/2021	7,922	8,238	2.62%, 08/15/2028(c)	11,500	11,194
Delta Air Lines 2012-1 Class A Pass Through			Ford Credit Auto Owner Trust/Ford Credit
Trust			3.47%, 01/15/2030(c)	14,600	14,469
4.75%, 11/07/2021	3,975	4,032	Ford Credit Auto Owner Trust/Ford Credit
		$31,973	2014-REV1
			2.26%, 11/15/2025(c)	11,327	11,288
Automobile Asset Backed Securities - 9.48%			OneMain Direct Auto Receivables Trust 2017-2
AmeriCredit Automobile Receivables 2015-4			2.31%, 12/14/2021(c)	22,000	21,877
3.72%, 12/08/2021	6,390	6,421	OneMain Direct Auto Receivables Trust 2018-1
AmeriCredit Automobile Receivables Trust			3.43%, 12/16/2024(c)	16,000	15,949
2014-1			Santander Drive Auto Receivables Trust 2014-3
2.54%, 06/08/2020	8,820	8,818	2.65%, 08/17/2020	1,444	1,443
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-5
2014-2			2.46%, 06/15/2020	151	151
2.18%, 06/08/2020	229	229	Santander Drive Auto Receivables Trust 2015-1
2.57%, 07/08/2020	9,400	9,394	2.57%, 04/15/2021	2,597	2,596
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-2
2014-3			2.44%, 04/15/2021	4,120	4,116
2.58%, 09/08/2020	960	960	3.02%, 04/15/2021	6,420	6,414
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-1
2015-2			2.10%, 11/16/2020	3,852	3,847
3.00%, 06/08/2021	3,000	2,995	Santander Drive Auto Receivables Trust 2018-2
AmeriCredit Automobile Receivables Trust			2.58%, 10/15/2020	16,799	16,787
2015-3			Santander Drive Auto Receivables Trust 2018-3
2.73%, 03/08/2021	8,300	8,289	2.78%, 03/15/2021	15,500	15,495
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-4
2017-4			2.73%, 04/15/2021	6,800	6,792
1.83%, 05/18/2021	9,463	9,427	3.01%, 03/15/2022	7,800	7,777
Americredit Automobile Receivables Trust 2018-1			Santander Drive Auto Receivables Trust 2018-5
3.07%, 12/19/2022	9,750	9,723	2.97%, 07/15/2021	17,600	17,592
Americredit Automobile Receivables Trust 2018-2			TCF Auto Receivables Owner Trust 2016-PT1
3.15%, 03/20/2023	6,800	6,779	1.93%, 06/15/2022(c)	9,398	9,288
Bank of The West Auto Trust 2017-1			Westlake Automobile Receivables Trust 2016-3
1.78%, 02/15/2021(c)	3,954	3,938	2.07%, 12/15/2021(c)	5,754	5,749
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021(c),(d)	16,600	16,606

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Banks- 19.60%
Westlake Automobile Receivables Trust 2017-1			Bank of America Corp
1.78%, 04/15/2020(c)	$323	$323	2.50%, 10/21/2022	$12,000	$11,400
2.30%, 10/17/2022(c)	5,000	4,992	2.63%, 10/19/2020	15,750	15,538
Westlake Automobile Receivables Trust 2017-2			3.00%, 12/20/2023(e)	10,347	9,956
1.80%, 07/15/2020(c)	3,287	3,279	3 Month USD LIBOR + 0.79%
Westlake Automobile Receivables Trust 2018-1			3.63%, 01/20/2023	28,400	28,844
2.24%, 12/15/2020(c)	12,791	12,747	3 Month USD LIBOR + 1.16%
Westlake Automobile Receivables Trust 2018-2			4.20%, 08/26/2024	24,500	24,306
2.84%, 09/15/2021(c)	9,300	9,286	Bank of New York Mellon Corp/The
3.20%, 01/16/2024(c)	7,800	7,780	2.20%, 05/15/2019	11,327	11,288
Westlake Automobile Receivables Trust 2018-3			2.50%, 04/15/2021	5,700	5,586
2.98%, 01/18/2022(c)	11,700	11,683	3.57%, 10/30/2023	24,500	24,992
3.32%, 10/16/2023(c)	10,700	10,668	3 Month USD LIBOR + 1.05%
		$453,624	BB&T Corp
Automobile Floor Plan Asset Backed Securities - 3.74%			2.05%, 05/10/2021	9,500	9,198
Ally Master Owner Trust			3.00%, 02/01/2019	5,664	5,669
2.70%, 01/17/2023	14,250	14,046	3 Month USD LIBOR + 0.66%
2.71%, 06/15/2022	4,000	4,007	3.05%, 04/01/2022	4,900	4,922
1.00 x 1 Month USD LIBOR + 0.43%			3 Month USD LIBOR + 0.65%
3.29%, 05/15/2023	19,500	19,456	BNP Paribas SA
BMW Floorplan Master Owner Trust			3.50%, 03/01/2023(c)	19,500	18,917
2.60%, 05/15/2023(c)	9,500	9,515	Branch Banking & Trust Co
1.00 x 1 Month USD LIBOR + 0.32%			2.10%, 01/15/2020	14,400	14,221
Ford Credit Floorplan Master Owner Trust A			2.63%, 01/15/2022	14,400	14,036
2.74%, 11/15/2021	16,300	16,352	Capital One NA
1.00 x 1 Month USD LIBOR + 0.46%			1.85%, 09/13/2019	9,500	9,391
Navistar Financial Dealer Note Master Owner			3.10%, 09/13/2019	9,500	9,541
Trust II			3 Month USD LIBOR + 0.77%
2.91%, 09/25/2023(c)	6,750	6,755	3.67%, 01/30/2023	14,400	14,493
1.00 x 1 Month USD LIBOR + 0.63%			3 Month USD LIBOR + 1.15%
Nissan Master Owner Trust Receivables			Citigroup Inc
2.60%, 10/17/2022	13,600	13,618	2.70%, 03/30/2021	14,100	13,808
1.00 x 1 Month USD LIBOR + 0.32%			3.41%, 05/17/2024	4,750	4,778
PFS Financing Corp			3 Month USD LIBOR + 1.10%
1.87%, 10/15/2021(c)	5,500	5,429	3.45%, 04/25/2022	19,800	20,004
2.40%, 10/17/2022(c)	11,700	11,469	3 Month USD LIBOR + 0.96%
2.75%, 10/15/2021(c)	6,800	6,804	3.50%, 05/15/2023	9,750	9,543
1.00 x 1 Month USD LIBOR + 0.47%			3.75%, 09/01/2023	10,000	10,211
2.86%, 03/15/2021(c)	20,250	20,275	3 Month USD LIBOR + 1.43%
1.00 x 1 Month USD LIBOR + 0.58%			4.00%, 08/05/2024	10,750	10,614
2.88%, 07/15/2022(c)	19,250	19,306	Credit Suisse Group AG
1.00 x 1 Month USD LIBOR + 0.60%			3.57%, 06/12/2024(c)	9,750	9,770
3.19%, 04/17/2023(c)	8,750	8,679	3 Month USD LIBOR + 1.24%
Volvo Financial Equipment Master Owner Trust			4.21%, 06/12/2024(c),(e)	8,150	8,096
2.78%, 11/15/2022(c)	8,750	8,775	3 Month USD LIBOR + 1.24%
1.00 x 1 Month USD LIBOR + 0.50%			Fifth Third Bancorp
2.80%, 07/17/2023(c)	14,600	14,656	2.60%, 06/15/2022	13,400	12,880
1.00 x 1 Month USD LIBOR + 0.52%			4.30%, 01/16/2024	15,700	15,788
		$179,142	Fifth Third Bank/Cincinnati OH
Automobile Manufacturers - 1.43%			1.63%, 09/27/2019	4,750	4,689
Daimler Finance North America LLC			2.25%, 06/14/2021	7,700	7,468
1.75%, 10/30/2019(c)	6,650	6,557	2.30%, 03/15/2019	7,600	7,587
Ford Motor Credit Co LLC			Goldman Sachs Group Inc/The
2.02%, 05/03/2019	9,600	9,533	2.30%, 12/13/2019	9,600	9,501
3.66%, 03/28/2022	5,000	4,939	2.60%, 04/23/2020	9,600	9,502
3 Month USD LIBOR + 1.27%			3.00%, 04/26/2022	19,200	18,689
General Motors Financial Co Inc			3.20%, 02/23/2023	10,000	9,712
3.26%, 04/09/2021	9,700	9,699	3.62%, 04/26/2022	25,000	25,245
3 Month USD LIBOR + 0.85%			3 Month USD LIBOR + 1.11%
4.15%, 06/19/2023	4,850	4,768	3.64%, 04/23/2020	9,600	9,706
PACCAR Financial Corp			3 Month USD LIBOR + 1.16%
2.20%, 09/15/2019	9,327	9,270	4.08%, 02/25/2021	9,600	9,864
3.10%, 05/10/2021	9,750	9,695	3 Month USD LIBOR + 1.77%
Toyota Motor Credit Corp			HSBC Holdings PLC
2.10%, 01/17/2019	4,800	4,796	3.32%, 05/18/2024	9,750	9,723
2.60%, 01/11/2022	9,600	9,371	3 Month USD LIBOR + 1.00%
		$68,628

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Banks (continued)			Beverages - 0.92%
ING Groep NV			Anheuser-Busch InBev Finance Inc
3.15%, 03/29/2022	$6,800	$6,613	3.30%, 02/01/2023		$9,600	$9,360
3.54%, 03/29/2022	9,750	9,896	Anheuser-Busch InBev Worldwide Inc
3 Month USD LIBOR + 1.15%			3.17%, 01/12/2024		5,350	5,347
JPMorgan Chase & Co			3 Month USD LIBOR + 0.74%
2.30%, 08/15/2021	9,500	9,197	Keurig Dr Pepper Inc
3.39%, 04/25/2023	38,500	38,712	3.55%, 05/25/2021(c)		9,750	9,704
3 Month USD LIBOR + 0.90%			4.06%, 05/25/2023(c)		3,900	3,879
3.72%, 10/24/2023	15,000	15,264	PepsiCo Inc
3 Month USD LIBOR + 1.23%			1.35%, 10/04/2019		6,400	6,312
3.88%, 09/10/2024	5,249	5,157	2.15%, 10/14/2020		9,500	9,337
4.25%, 10/15/2020	22,250	22,596				$43,939
KeyBank NA/Cleveland OH			Biotechnology - 1.44%
2.35%, 03/08/2019	16,350	16,323	Amgen Inc
2.40%, 06/09/2022	9,600	9,214	2.20%, 05/22/2019		9,327	9,290
KeyCorp			2.20%, 05/11/2020		4,800	4,724
5.10%, 03/24/2021	20,000	20,701	2.65%, 05/11/2022		9,600	9,262
Morgan Stanley			Biogen Inc
2.89%, 02/10/2021	14,500	14,507	2.90%, 09/15/2020		14,000	13,871
3 Month USD LIBOR + 0.55%			Celgene Corp
3.87%, 04/21/2021	14,400	14,701	2.88%, 02/19/2021		7,750	7,635
3 Month USD LIBOR + 1.40%			3.25%, 08/15/2022		9,750	9,536
3.89%, 10/24/2023	38,600	39,305	Gilead Sciences Inc
3 Month USD LIBOR + 1.40%			1.85%, 09/20/2019		14,700	14,550
4.10%, 05/22/2023	10,200	10,182				$68,868
5.50%, 07/24/2020	9,500	9,817	Building Materials - 0.24%
PNC Bank NA			Martin Marietta Materials Inc
2.00%, 05/19/2020	9,250	9,071	2.84%, 12/20/2019		11,700	11,727
2.68%, 05/19/2020	6,000	6,011	3 Month USD LIBOR + 0.50%
3 Month USD LIBOR + 0.36%			Chemicals - 0.57%
2.70%, 11/01/2022	10,965	10,529	Air Liquide Finance SA
3.01%, 07/27/2022	9,600	9,617	1.75%, 09/27/2021(c)		6,750	6,438
3 Month USD LIBOR + 0.50%			Chevron Phillips Chemical Co LLC / Chevron
PNC Financial Services Group Inc/The			Phillips Chemical Co LP
3.90%, 04/29/2024	9,850	9,770	2.45%, 05/01/2020(c)		4,832	4,773
State Street Corp			3.30%, 05/01/2023(c)		7,300	7,177
3.10%, 05/15/2023	24,100	23,418	International Flavors & Fragrances Inc
SunTrust Bank/Atlanta GA			3.40%, 09/25/2020		4,900	4,898
2.25%, 01/31/2020	9,600	9,487	Westlake Chemical Corp
2.45%, 08/01/2022	14,400	13,792	3.60%, 07/15/2022		4,100	4,033
2.93%, 08/02/2022	9,750	9,731				$27,319
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc			Commercial Mortgage Backed Securities - 0.95%
2.90%, 03/03/2021	12,500	12,309	Ginnie Mae
UBS AG/London			0.49%, 09/16/2055(f),(g)		23,416	738
2.20%, 06/08/2020(c)	4,750	4,661	0.70%, 01/16/2054(f),(g)		41,328	1,423
2.91%, 06/08/2020(c)	6,750	6,773	0.76%, 10/16/2054(f),(g)		49,440	1,664
3 Month USD LIBOR + 0.58%			0.83%, 02/16/2048(f),(g)		30,207	1,290
UBS Group Funding Switzerland AG			0.85%, 02/16/2055(f),(g)		67,666	2,223
3.49%, 05/23/2023(c)	11,450	11,193	0.88%, 01/16/2055(f),(g)		98,683	3,938
3.53%, 05/23/2023(c)	3,000	3,031	1.06%, 06/16/2045(f),(g)		68,773	3,782
3 Month USD LIBOR + 1.22%			1.08%, 08/16/2042(f),(g)		67,134	3,500
US Bancorp			1.15%, 02/16/2046(f),(g)		70,982	3,265
3.13%, 01/24/2022	5,751	5,800	1.25%, 10/16/2051(f),(g)		3,341	232
3 Month USD LIBOR + 0.64%			1.37%, 12/16/2036(f),(g)		54,984	2,944
3.60%, 09/11/2024	24,100	23,692	GS Mortgage Securities Trust 2017-GS6
US Bank NA/Cincinnati OH			1.95%, 05/10/2050		12,110	11,766
2.00%, 01/24/2020	9,600	9,466	JPMDB Commercial Mortgage Securities Trust
2.05%, 10/23/2020	9,700	9,472	2016-	C4
Wells Fargo & Co			1.54%, 12/15/2049		8,897	8,650
2.60%, 07/22/2020	5,000	4,932				$45,415
3.60%, 01/24/2023	19,000	19,216	Computers - 1.24%
3 Month USD LIBOR + 1.11%			Apple Inc
Wells Fargo Bank NA			1.90%, 02/07/2020		4,800	4,738
2.98%, 07/23/2021	14,500	14,510	2.00%, 11/13/2020		9,700	9,491
3 Month USD LIBOR + 0.50%			2.50%, 02/09/2022		9,600	9,346
		$938,142	Dell International LLC / EMC Corp
			3.48%, 06/01/2019(c)		17,385	17,407

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Electronics (continued)
International Business Machines Corp			Honeywell International Inc
1.95%, 02/12/2019	$9,250	$9,229	1.85%, 11/01/2021	$14,400	$13,811
2.25%, 02/19/2021	9,500	9,267			$21,400
		$59,478	Finance - Mortgage Loan/Banker - 9.54%
Consumer Products - 0.20%			Fannie Mae
Reckitt Benckiser Treasury Services PLC			1.38%, 02/26/2021	25,000	24,144
2.93%, 06/24/2022(c)	9,600	9,584	1.38%, 10/07/2021	12,650	12,073
3 Month USD LIBOR + 0.56%			1.50%, 06/22/2020	25,000	24,459
Credit Card Asset Backed Securities - 0.79%			1.50%, 11/30/2020	25,000	24,297
Cabela's Credit Card Master Note Trust			1.63%, 01/21/2020	25,000	24,654
2.73%, 07/15/2022	18,364	18,399	1.88%, 12/28/2020	25,000	24,469
1.00 x 1 Month USD LIBOR + 0.45%			1.88%, 04/05/2022	30,000	28,904
Capital One Multi-Asset Execution Trust			2.00%, 01/05/2022	19,000	18,417
2.79%, 09/16/2024	19,200	19,345	2.38%, 01/19/2023	38,000	36,984
1.00 x 1 Month USD LIBOR + 0.51%			2.75%, 06/22/2021	51,150	50,838
		$37,744	2.88%, 09/12/2023	47,800	47,286
Diversified Financial Services - 0.56%			Federal Home Loan Banks
GE Capital International Funding Co Unlimited			2.63%, 10/01/2020	25,000	24,861
Co			Freddie Mac
2.34%, 11/15/2020	17,650	17,124	2.38%, 02/16/2021	29,500	29,104
GTP Acquisition Partners I LLC			2.38%, 01/13/2022	24,000	23,548
2.35%, 06/15/2045(c)	10,100	9,875	2.50%, 04/23/2020	15,000	14,919
		$26,999	2.75%, 06/19/2023	48,250	47,504
Electric - 4.30%					$456,461
Alabama Power Co			Food- 1.32%
2.45%, 03/30/2022	14,250	13,753	Conagra Brands Inc
Alliant Energy Finance LLC			3.22%, 10/22/2020	9,750	9,755
3.75%, 06/15/2023(c)	5,850	5,814	3 Month USD LIBOR + 0.75%
Black Hills Corp			3.80%, 10/22/2021	4,900	4,904
2.50%, 01/11/2019	15,500	15,491	Kraft Heinz Foods Co
4.25%, 11/30/2023	17,500	17,648	2.91%, 02/10/2021	9,600	9,618
5.88%, 07/15/2020	1,000	1,036	3 Month USD LIBOR + 0.57%
CenterPoint Energy Inc			4.00%, 06/15/2023	4,850	4,824
3.60%, 11/01/2021	14,700	14,697	Mondelez International Holdings Netherlands BV
Dominion Energy Inc			1.63%, 10/28/2019(c)	9,500	9,342
2.58%, 07/01/2020	4,800	4,727	3.12%, 10/28/2019(c)	9,500	9,532
2.96%, 07/01/2019(g)	15,100	15,036	3 Month USD LIBOR + 0.61%
Duke Energy Florida LLC			Tyson Foods Inc
1.85%, 01/15/2020	9,600	9,457	2.25%, 08/23/2021	3,850	3,704
2.10%, 12/15/2019	1,250	1,242	2.76%, 05/30/2019	6,750	6,758
3.10%, 08/15/2021	5,750	5,707	3 Month USD LIBOR + 0.45%
Emera US Finance LP			2.76%, 08/21/2020	4,800	4,809
2.70%, 06/15/2021	6,700	6,496	3 Month USD LIBOR + 0.45%
Exelon Corp					$63,246
3.50%, 06/01/2022	22,500	21,943	Gas- 0.08%
Fortis Inc/Canada			NiSource Inc
2.10%, 10/04/2021	16,365	15,618	2.65%, 11/17/2022	4,000	3,802
Indiantown Cogeneration LP			Hand & Machine Tools - 0.30%
9.77%, 12/15/2020	4,405	4,661	Stanley Black & Decker Inc
San Diego Gas & Electric Co			1.62%, 11/17/2018	14,400	14,391
1.91%, 02/01/2022	2,399	2,335	Healthcare - Products - 0.40%
Sempra Energy			Medtronic Global Holdings SCA
2.40%, 02/01/2020	9,750	9,632	1.70%, 03/28/2019	14,500	14,442
2.94%, 01/15/2021	14,500	14,501	Medtronic Inc
3 Month USD LIBOR + 0.50%			2.50%, 03/15/2020	4,750	4,707
Southern California Edison Co					$19,149
1.85%, 02/01/2022	5,854	5,705	Healthcare - Services - 0.93%
Texas-New Mexico Power Co			Halfmoon Parent Inc
9.50%, 04/01/2019(c)	5,650	5,795	2.98%, 09/17/2021(c)	14,500	14,500
WEC Energy Group Inc			3 Month USD LIBOR + 0.65%
3.38%, 06/15/2021	14,600	14,559	Humana Inc
		$205,853	2.50%, 12/15/2020	4,900	4,804
Electronics - 0.45%			Roche Holdings Inc
Fortive Corp			2.73%, 09/30/2019(c)	9,327	9,347
1.80%, 06/15/2019	1,121	1,110	3 Month USD LIBOR + 0.34%
2.35%, 06/15/2021	6,700	6,479

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Media (continued)
UnitedHealth Group Inc			Time Warner Cable LLC
1.70%, 02/15/2019	$9,500	$9,470	8.25%, 04/01/2019	$9,495	$9,688
1.95%, 10/15/2020	6,750	6,596	Walt Disney Co/The
		$44,717	1.95%, 03/04/2020	9,500	9,378
Home Equity Asset Backed Securities - 0.01%					$38,566
RASC Series 2005-AHL2 Trust			Mining - 0.21%
2.63%, 10/25/2035	400	400	Glencore Finance Canada Ltd
1.00 x 1 Month USD LIBOR + 0.35%			4.25%, 10/25/2022(c)	2,000	2,005
Housewares - 0.22%			Glencore Funding LLC
Newell Brands Inc			4.13%, 05/30/2023(c)	8,300	8,227
2.60%, 03/29/2019	4,800	4,787			$10,232
3.85%, 04/01/2023	5,800	5,621	Miscellaneous Manufacturers - 0.78%
		$10,408	General Electric Co
Insurance - 4.31%			5.50%, 01/08/2020	3,850	3,926
Allstate Corp/The			Ingersoll-Rand Global Holding Co Ltd
3.02%, 03/29/2023	12,500	12,526	2.90%, 02/21/2021	14,500	14,297
3 Month USD LIBOR + 0.63%			Siemens Financieringsmaatschappij NV
Berkshire Hathaway Finance Corp			2.20%, 03/16/2020(c)	9,650	9,524
1.70%, 03/15/2019	6,500	6,478	2.94%, 03/16/2022(c)	9,750	9,853
2.73%, 01/10/2020	14,500	14,537	3 Month USD LIBOR + 0.61%
3 Month USD LIBOR + 0.32%					$37,600
Berkshire Hathaway Inc			Mortgage Backed Securities - 6.48%
2.75%, 03/15/2023	5,500	5,338	Adjustable Rate Mortgage Trust 2005-5
Five Corners Funding Trust			2.57%, 09/25/2035	67	67
4.42%, 11/15/2023(c)	24,250	24,766	1.00 x 1 Month USD LIBOR + 0.29%
MassMutual Global Funding II			Alternative Loan Trust 2004-J8
1.55%, 10/11/2019(c)	9,650	9,519	6.00%, 02/25/2017	47	47
2.00%, 04/15/2021(c)	13,638	13,164	Banc of America Funding 2004-1 Trust
2.35%, 04/09/2019(c)	16,700	16,666	5.25%, 02/25/2019	23	25
Metropolitan Life Global Funding I			Banc of America Funding 2004-3 Trust
1.95%, 09/15/2021(c)	15,000	14,357	4.75%, 09/25/2019	20	20
2.30%, 04/10/2019(c)	16,827	16,784	CHL Mortgage Pass-Through Trust 2003-46
2.73%, 06/12/2020(c)	6,750	6,766	4.28%, 01/19/2034(g)	512	512
3 Month USD LIBOR + 0.40%			CHL Mortgage Pass-Through Trust 2004-J7
2.75%, 09/07/2020(c)	9,750	9,761	5.00%, 09/25/2019	15	16
United States Secured Overnight			Credit Suisse First Boston Mortgage Securities
Financing Rate + 0.57%			Corp
New York Life Global Funding			5.00%, 09/25/2019	15	13
1.95%, 02/11/2020(c)	9,600	9,458	CSFB Mortgage-Backed Pass-Through
2.00%, 04/13/2021(c)	9,600	9,297	Certificates Series 2004-AR4
2.15%, 06/18/2019(c)	12,626	12,564	3.24%, 05/25/2034	170	169
2.85%, 06/10/2022(c)	24,000	24,133	1.00 x 1 Month USD LIBOR + 0.96%
3 Month USD LIBOR + 0.52%			CSFB Mortgage-Backed Trust Series 2004-7
		$206,114	5.00%, 10/25/2019	44	43
Internet - 0.38%			CSMC 2017-HL2 Trust
Amazon.com Inc			3.50%, 10/25/2047(c),(g)	16,321	16,005
2.40%, 02/22/2023	9,250	8,836	JP Morgan Mortgage Trust 2004-A3
2.60%, 12/05/2019	9,327	9,295	4.19%, 07/25/2034(g)	746	746
		$18,131	JP Morgan Mortgage Trust 2004-S1
Machinery - Construction & Mining - 0.29%			5.00%, 09/25/2034	306	308
Caterpillar Financial Services Corp			JP Morgan Mortgage Trust 2016-4
2.55%, 11/29/2022	14,500	13,983	3.50%, 10/25/2046(c),(g)	12,880	12,642
Machinery - Diversified - 0.45%			JP Morgan Mortgage Trust 2017-2
John Deere Capital Corp			3.50%, 05/25/2047(c),(g)	10,941	10,711
2.05%, 03/10/2020	4,650	4,588	JP Morgan Mortgage Trust 2017-4
2.65%, 01/06/2022	7,212	7,048	3.50%, 11/25/2048(c),(g)	16,019	15,693
2.87%, 06/07/2023	9,750	9,780	JP Morgan Mortgage Trust 2017-6
3 Month USD LIBOR + 0.55%			3.50%, 12/25/2048(c),(g)	11,899	11,650
		$21,416	JP Morgan Mortgage Trust 2018-3
			3.50%, 09/25/2048(c),(g)	13,657	13,362
Manufactured Housing Asset Backed Securities - 0.00%			JP Morgan Mortgage Trust 2018-4
Conseco Finance Corp			3.50%, 10/25/2048(c),(g)	11,071	10,832
7.70%, 09/15/2026	7	7	JP Morgan Mortgage Trust 2018-6
Media- 0.81%			3.50%, 12/25/2048(c),(g)	13,108	12,841
Comcast Corp			JP Morgan Mortgage Trust 2018-9
2.85%, 10/01/2021	9,750	9,754	4.00%, 02/25/2049(c),(g)	7,945	7,946
3 Month USD LIBOR + 0.44%			MASTR Asset Securitization Trust 2004-11
3.30%, 10/01/2020	9,750	9,746	5.00%, 12/25/2019	8	8

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Oil & Gas Services - 0.20%
MASTR Asset Securitization Trust 2004-9			Baker Hughes a GE Co LLC / Baker Hughes Co-
5.00%, 09/25/2019	$37	$37	Obligor Inc
PHH Mortgage Trust Series 2008-CIM1			2.77%, 12/15/2022	$9,750	$9,390
5.22%, 06/25/2038	1,310	1,274	Other Asset Backed Securities - 5.16%
1.00 x 1 Month USD LIBOR + 2.25%			CCG Receivables Trust 2018-1
Prime Mortgage Trust 2005-2			2.50%, 06/16/2025(c)	4,900	4,868
5.25%, 07/25/2020	309	310	CCG Receivables Trust 2018-2
Provident Funding Mortgage Loan Trust 2005-1			3.09%, 12/15/2025(c)	19,500	19,426
2.86%, 05/25/2035	1,657	1,649	Drug Royalty II LP 2
1.00 x 1 Month USD LIBOR + 0.58%			3.48%, 07/15/2023(c)	2,685	2,673
PSMC 2018-1 Trust			Drug Royalty III LP 1
3.50%, 02/25/2048(c),(g)	14,323	14,040	3.60%, 04/15/2027(c)	3,035	2,988
PSMC 2018-2 Trust			3.98%, 04/15/2027(c)	2,912	2,910
3.50%, 06/25/2048(c),(g)	18,849	18,547	4.94%, 04/15/2027(c)	3,035	3,047
PSMC 2018-3 Trust			1.00 x 3 Month USD LIBOR + 2.50%
4.00%, 08/25/2048(c),(g)	9,723	9,731	MMAF Equipment Finance LLC 2018-A
PSMC 2018-4 Trust			2.92%, 07/12/2021(c)	11,700	11,677
4.00%, 11/25/2048(c),(g)	21,000	21,017	MVW Owner Trust 2015-1
RALI Series 2003-QS23 Trust			2.52%, 12/20/2032(c)	7,610	7,444
5.00%, 12/26/2018	20	20	MVW Owner Trust 2016-1
RALI Series 2004-QS3 Trust			2.25%, 12/20/2033(c)	4,933	4,768
5.00%, 03/25/2019	27	19	MVW Owner Trust 2018-1
RBSSP Resecuritization Trust 2009-7			3.45%, 01/21/2036(c)	13,884	13,801
2.62%, 06/26/2037(c)	364	362	PFS Financing Corp
1.00 x 1 Month USD LIBOR + 0.40%			3.52%, 10/16/2023(c)	6,750	6,747
Sequoia Mortgage Trust 2013-4			RAAC Series 2006-RP2 Trust
1.55%, 04/25/2043(g)	7,632	7,193	2.53%, 02/25/2037(c)	50	50
Sequoia Mortgage Trust 2013-8			1.00 x 1 Month USD LIBOR + 0.25%
2.25%, 06/25/2043(g)	4,468	4,375	Securitized Asset Backed Receivables LLC Trust
Sequoia Mortgage Trust 2017-1			2005-OP2
3.50%, 02/25/2047(c),(g)	11,747	11,508	2.60%, 10/25/2035	191	191
Sequoia Mortgage Trust 2017-2			1.00 x 1 Month USD LIBOR + 0.32%
3.50%, 02/25/2047(c),(g)	5,530	5,415	Structured Asset Investment Loan Trust 2005-4
Sequoia Mortgage Trust 2017-3			2.94%, 05/25/2035	32	32
3.50%, 04/25/2047(c),(g)	10,297	10,130	1.00 x 1 Month USD LIBOR + 0.66%
Sequoia Mortgage Trust 2018-3			Trafigura Securitisation Finance PLC 2017-1
3.50%, 03/25/2048(c),(g)	10,923	10,711	3.13%, 12/15/2020(c)	17,500	17,543
Sequoia Mortgage Trust 2018-5			1.00 x 1 Month USD LIBOR + 0.85%
3.50%, 05/25/2048(c),(g)	14,539	14,234	Trafigura Securitisation Finance PLC 2018-1
Sequoia Mortgage Trust 2018-6			3.73%, 03/15/2022(c)	22,000	21,971
4.00%, 07/25/2048(c),(g)	8,505	8,517	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2018-7			1.42%, 01/20/2021(c)	5,835	5,808
4.00%, 09/25/2048(c),(g)	9,546	9,545	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2018-8			1.68%, 05/20/2021(c)	28,500	28,315
4.00%, 11/25/2048(c),(g)	21,250	21,248	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2018-CH3			2.06%, 09/20/2021(c)	9,500	9,414
4.00%, 08/25/2048(c),(g)	9,116	9,143	Verizon Owner Trust 2017-2
Wells Fargo Mortgage Backed Securities 2018-1			1.92%, 12/20/2021(c)	15,000	14,808
3.50%, 07/25/2047(c),(g)	17,600	17,318	Verizon Owner Trust 2017-3
		$309,999	2.06%, 04/20/2022(c)	13,200	12,990
Oil & Gas - 1.49%			Verizon Owner Trust 2018-1
BP Capital Markets PLC			2.82%, 09/20/2022(c)	15,500	15,389
4.75%, 03/10/2019	10,327	10,394	Verizon Owner Trust 2018-A
Chevron Corp			3.23%, 04/20/2023	20,400	20,387
2.80%, 03/03/2022	6,750	6,815	Volvo Financial Equipment LLC Series 2018-1
3 Month USD LIBOR + 0.48%			2.26%, 09/15/2020(c)	8,250	8,226
2.90%, 03/03/2024	4,750	4,584	VSE 2018-A Voi Mortgage LLC
Cimarex Energy Co			3.56%, 02/20/2036(c)	11,696	11,637
4.38%, 06/01/2024	12,500	12,445			$247,110
Phillips 66			Packaging & Containers - 0.14%
3.09%, 04/15/2019(c)	4,850	4,851	Packaging Corp of America
3 Month USD LIBOR + 0.65%			2.45%, 12/15/2020	6,800	6,655
3.19%, 04/15/2020(c)	9,700	9,702	Pharmaceuticals - 0.85%
3 Month USD LIBOR + 0.75%			AbbVie Inc
Shell International Finance BV			2.30%, 05/14/2021	4,800	4,651
2.13%, 05/11/2020	11,495	11,318	2.50%, 05/14/2020	6,664	6,577
2.38%, 08/21/2022	11,700	11,280
		$71,389

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
October 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Semiconductors - 0.80%
Bayer US Finance II LLC			Broadcom Corp / Broadcom Cayman Finance Ltd
3.34%, 12/15/2023(c)	$4,750	$4,731	2.38%, 01/15/2020		$14,400	$14,232
3 Month USD LIBOR + 1.01%			3.00%, 01/15/2022		4,800	4,647
3.50%, 06/25/2021(c)	4,750	4,720	Microchip Technology Inc
3.88%, 12/15/2023(c)	5,800	5,712	4.33%, 06/01/2023(c)		9,800	9,581
CVS Health Corp			QUALCOMM Inc
3.13%, 03/09/2020	9,800	9,777	3.25%, 01/30/2023		9,750	9,748
Mead Johnson Nutrition Co			3 Month USD LIBOR + 0.73%
3.00%, 11/15/2020	4,750	4,717				$38,208
		$40,885	Software - 0.71%
Pipelines - 2.58%			Microsoft Corp
Buckeye Partners LP			1.10%, 08/08/2019		4,750	4,691
2.65%, 11/15/2018	11,316	11,314	1.85%, 02/12/2020		14,600	14,411
4.15%, 07/01/2023	11,300	11,012	Oracle Corp
Columbia Pipeline Group Inc			1.90%, 09/15/2021		4,800	4,610
3.30%, 06/01/2020	8,528	8,493	2.25%, 10/08/2019		4,750	4,720
Enterprise Products Operating LLC			VMware Inc
3.50%, 02/01/2022	19,500	19,404	2.95%, 08/21/2022		5,750	5,505
Florida Gas Transmission Co LLC						$33,937
3.88%, 07/15/2022(c)	12,550	12,543	Student Loan Asset Backed Securities - 4.91%
7.90%, 05/15/2019(c)	10,271	10,529	AccessLex Institute
Kinder Morgan Inc/DE			3.37%, 07/01/2038		812	812
3.72%, 01/15/2023	14,500	14,745	1.00 x 3 Month Treasury + 1.20%
3 Month USD LIBOR + 1.28%			Commonbond Student Loan Trust 2018-BGS
ONEOK Partners LP			3.56%, 09/25/2045(c)		14,143	14,060
5.00%, 09/15/2023	13,600	14,003	KeyCorp Student Loan Trust 2000-A
TransCanada PipeLines Ltd			2.63%, 05/25/2029		1,085	1,081
4.52%, 05/15/2067	23,657	21,428	1.00 x 3 Month USD LIBOR + 0.32%
3 Month USD LIBOR + 2.21%			Keycorp Student Loan Trust 2000-b
		$123,471	2.80%, 07/25/2029		15,021	14,911
REITs- 1.75%			1.00 x 3 Month USD LIBOR + 0.31%
Alexandria Real Estate Equities Inc			KeyCorp Student Loan Trust 2003-A
2.75%, 01/15/2020	11,990	11,892	3.02%, 01/25/2037		17,812	17,389
3.90%, 06/15/2023	9,750	9,744	1.00 x 3 Month USD LIBOR + 0.53%
CubeSmart LP			KeyCorp Student Loan Trust 2004-A
4.38%, 12/15/2023	4,000	4,056	3.04%, 01/27/2042		69	69
Digital Realty Trust LP			1.00 x 3 Month USD LIBOR + 0.53%
3.40%, 10/01/2020	6,700	6,687	KeyCorp Student Loan Trust 2006-A
Healthcare Realty Trust Inc			2.69%, 09/27/2035		5,185	5,185
3.75%, 04/15/2023	12,000	11,756	1.00 x 3 Month USD LIBOR + 0.31%
Hospitality Properties Trust			Navient Private Education Loan Trust 2014-CT
4.50%, 06/15/2023	4,800	4,789	2.98%, 09/16/2024(c)		4,540	4,545
Omega Healthcare Investors Inc			1.00 x 1 Month USD LIBOR + 0.70%
4.95%, 04/01/2024	4,750	4,782	Navient Private Education Loan Trust 2017-A
SBA Tower Trust			2.68%, 12/16/2058(c)		4,990	4,994
2.88%, 07/10/2046(c)	9,600	9,375	1.00 x 1 Month USD LIBOR + 0.40%
3.17%, 04/09/2047(c)	9,600	9,384	Navient Private Education Loan Trust 2018-B
Welltower Inc			2.63%, 12/15/2059(c)		7,294	7,297
3.75%, 03/15/2023	2,924	2,891	1.00 x 1 Month USD LIBOR + 0.35%
4.95%, 01/15/2021	8,110	8,294	Navient Private Education Refi Loan Trust
		$83,650	2018	-A
Retail - 1.00%			2.53%, 02/18/2042(c)		10,573	10,479
Home Depot Inc/The			Navient Private Education Refi Loan Trust
1.80%, 06/05/2020	11,500	11,275	2018	-C
McDonald's Corp			3.01%, 06/16/2042(c)		9,101	9,060
2.63%, 01/15/2022	7,250	7,051	Navient Private Education Refi Loan Trust
2.75%, 12/09/2020	8,256	8,170	2018	-D
Walmart Inc			2.63%, 12/15/2059(c)		14,600	14,492
1.75%, 10/09/2019	4,900	4,848	1.00 x 1 Month USD LIBOR + 0.30%
1.90%, 12/15/2020	6,850	6,682	SLM Private Credit Student Loan Trust 2002-A
3.40%, 06/26/2023	9,750	9,717	2.88%, 12/16/2030		7,264	7,249
		$47,743	1.00 x 3 Month USD LIBOR + 0.55%
Savings & Loans - 0.00%			SLM Private Credit Student Loan Trust 2004-A
Washington Mutual Bank / Henderson NV			2.73%, 06/15/2033		1,645	1,629
0.00%, 01/15/2013(h),(i),(j)	1,200	—	1.00 x 3 Month USD LIBOR + 0.40%
			SLM Private Credit Student Loan Trust 2004-B
			2.66%, 03/15/2024		17,814	17,798
			1.00 x 3 Month USD LIBOR + 0.33%

See accompanying notes.

		Schedule of Investments
Short-Term Income Fund
October 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS - 0.70%	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
SLM Private Credit Student Loan Trust 2006-A			4.04%, 09/01/2035	$50	$53
2.62%, 06/15/2039	$30,204	$29,475	1.00 x US Treasury Yield Curve Rate T
1.00 x 3 Month USD LIBOR + 0.29%			Note Constant Maturity 1 Year + 2.25%
SLM Private Credit Student Loan Trust 2006-B			4.24%, 11/01/2021	1	1
2.53%, 12/15/2039	17,390	17,140	1.00 x US Treasury Yield Curve Rate T
1.00 x 3 Month USD LIBOR + 0.20%			Note Constant Maturity 1 Year + 2.12%
SLM Private Education Loan Trust 2013-A			7.00%, 12/01/2022	64	65
1.77%, 05/17/2027(c)	2,057	2,052			$119
SLM Private Education Loan Trust 2013-B			Federal National Mortgage Association (FNMA) - 0.01%
1.85%, 06/17/2030(c)	5,078	5,046	3.52%, 12/01/2032	14	15
SMB Private Education Loan Trust 2016-C			1.00 x 12 Month USD LIBOR + 1.64%
2.83%, 11/15/2023(c)	947	947	3.54%, 11/01/2032	27	28
1.00 x 1 Month USD LIBOR + 0.55%			1.00 x US Treasury Yield Curve Rate T
SMB Private Education Loan Trust 2017-A			Note Constant Maturity 1 Year + 2.29%
2.73%, 06/17/2024(c)	2,799	2,799	3.62%, 01/01/2035	48	51
1.00 x 1 Month USD LIBOR + 0.45%			1.00 x 12 Month USD LIBOR + 1.75%
SMB Private Education Loan Trust 2017-B			3.94%, 02/01/2037	77	82
2.55%, 06/17/2024(c)	12,083	12,083	1.00 x US Treasury Yield Curve Rate T
1.00 x 1 Month USD LIBOR + 0.27%			Note Constant Maturity 1 Year + 2.11%
SMB Private Education Loan Trust 2018-A			4.02%, 07/01/2034	20	21
2.63%, 03/16/2026(c)	15,143	15,145	1.00 x 12 Month USD LIBOR + 1.65%
1.00 x 1 Month USD LIBOR + 0.35%			4.21%, 11/01/2035	3	3
SMB Private Education Loan Trust 2018-B			1.00 x Cost of funds for the 11th District of
2.60%, 12/16/2024(c)	9,473	9,476	San Francisco + 1.27%
1.00 x 1 Month USD LIBOR + 0.32%			4.32%, 10/01/2035	122	127
SMB Private Education Loan Trust 2018-C			1.00 x 12 Month USD LIBOR + 1.57%
2.43%, 09/15/2025(c)	9,750	9,747	4.34%, 08/01/2034	35	37
1.00 x 1 Month USD LIBOR + 0.30%			1.00 x 12 Month USD LIBOR + 1.63%
		$234,960	4.40%, 07/01/2034	85	89
Telecommunications - 2.20%			1.00 x 12 Month USD LIBOR + 1.65%
AT&T Inc			4.43%, 11/01/2022	1	1
2.80%, 02/17/2021	11,000	10,809	1.00 x US Treasury Yield Curve Rate T
3.21%, 02/15/2023(c)	6,750	6,715	Note Constant Maturity 1 Year + 2.05%
3 Month USD LIBOR + 0.89%			4.57%, 02/01/2035	16	16
3.60%, 02/17/2023	4,800	4,730	1.00 x 6 Month USD LIBOR + 2.07%
Cisco Systems Inc			7.50%, 10/01/2029	3	3
2.20%, 02/28/2021	4,750	4,636	8.00%, 05/01/2027	1	1
4.95%, 02/15/2019	9,500	9,560			$474
Crown Castle Towers LLC			Government National Mortgage Association (GNMA) - 0.00%
3.22%, 05/15/2022(c)	2,300	2,265	9.00%, 04/20/2025	1	1
Sprint Spectrum Co LLC / Sprint Spectrum Co II					$1
LLC / Sprint Spectrum Co III LLC			U.S. Treasury - 0.68%
3.36%, 03/20/2023(c)	16,313	16,149	2.75%, 04/30/2023	25,000	24,763
4.74%, 03/20/2025(c)	26,550	26,517	2.75%, 07/31/2023	7,800	7,719
Verizon Communications Inc					$32,482
2.86%, 05/22/2020	4,800	4,822	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3 Month USD LIBOR + 0.55%			OBLIGATIONS		$33,076
Vodafone Group PLC			Total Investments		$4,780,462
3.43%, 01/16/2024	6,000	5,981	Other Assets and Liabilities - 0.12%		5,938
3 Month USD LIBOR + 0.99%			TOTAL NET ASSETS - 100.00%		$4,786,400
3.75%, 01/16/2024	13,450	13,146
		$105,330
Transportation - 1.14%			(a)	Affiliated Security. Security is either an affiliate (and registered under the
Ryder System Inc			Investment Company Act of 1940) or an affiliate as defined by the Investment
2.25%, 09/01/2021	4,800	4,619	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
2.45%, 11/15/2018	8,995	8,993	voting shares of the security). Please see affiliated sub-schedule for
3.75%, 06/09/2023	7,300	7,277	transactional information.
Union Pacific Corp			(b) Current yield shown is as of period end.
3.20%, 06/08/2021	9,750	9,716	(c)	Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 06/08/2023	4,750	4,727	1933. These securities may be resold in transactions exempt from registration,
United Parcel Service Inc			normally to qualified institutional buyers. At the end of the period, the value of
2.85%, 04/01/2023	19,350	19,390	these securities totaled $1,580,131 or 33.01% of net assets.
3 Month USD LIBOR + 0.45%			(d) Security purchased on a when-issued basis.
		$54,722	(e)	Rate shown is as of period end. The rate may be a variable or floating rate or
TOTAL BONDS		$4,667,221	a fixed rate which may convert to a variable or floating rate in the future.
			(f) Security is an Interest Only Strip.

See accompanying notes.

Schedule of Investments Short-Term Income Fund October 31, 2018

(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h)	Non-income producing security
(i)	The value of these investments was determined using significant unobservable inputs.
(j)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.22%
Asset Backed Securities	24.09%
Government	10.22%
Mortgage Securities	7.45%
Consumer, Non-cyclical	6.15%
Industrial	5.19%
Utilities	4.38%
Energy	4.27%
Communications	3.39%
Consumer, Cyclical	3.32%
Technology	2.75%
Investment Companies	1.67%
Basic Materials	0.78%
Other Assets and Liabilities	0.12%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017		Purchases	Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$1,408,893	$1,328,728		$80,165
	$—		$1,408,893	$1,328,728		$80,165

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.05%	$761	$	— $	—		$—
	$761	$	— $	—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Fund October 31, 2018

COMMON STOCKS - 98.28%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.37%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	75,100	$8,814	Piper Jaffray Cos	64,940	$4,506
Automobile Parts & Equipment - 0.96%					$18,004
Modine Manufacturing Co (a)	163,200	2,123	Electric - 2.75%
Visteon Corp (a)	50,700	4,008	PNM Resources Inc	217,680	8,361
		$6,131	Portland General Electric Co	206,200	9,296
Banks - 10.23%					$17,657
Cadence BanCorp	213,200	4,703	Electrical Components & Equipment - 0.20%
Cathay General Bancorp	205,600	7,745	nLight Inc (a)	73,564	1,312
CenterState Bank Corp	297,700	7,317	Electronics - 2.88%
First Commonwealth Financial Corp	190,400	2,570	II-VI Inc (a)	147,390	5,487
First Interstate BancSystem Inc	97,000	4,022	SYNNEX Corp	78,900	6,123
First Merchants Corp	87,870	3,656	Vishay Intertechnology Inc	376,810	6,896
Franklin Financial Network Inc (a)	78,570	2,664			$18,506
Lakeland Bancorp Inc	75,820	1,249	Engineering & Construction - 1.92%
Popular Inc	119,200	6,200	MasTec Inc (a)	186,530	8,116
Sandy Spring Bancorp Inc	124,140	4,413	Tutor Perini Corp (a)	270,600	4,194
TCF Financial Corp	178,400	3,725			$12,310
Umpqua Holdings Corp	392,400	7,534	Entertainment - 3.72%
Union Bankshares Corp	125,750	4,293	Eldorado Resorts Inc (a)	210,000	7,665
United Community Banks Inc/GA	225,560	5,610	Golden Entertainment Inc (a)	165,090	2,999
		$65,701	Live Nation Entertainment Inc (a)	108,197	5,659
Biotechnology - 3.47%			Vail Resorts Inc	30,160	7,580
Acceleron Pharma Inc (a)	62,360	3,166			$23,903
Allogene Therapeutics Inc (a)	47,000	1,128	Environmental Control - 2.30%
Aratana Therapeutics Inc (a)	184,600	1,097	Advanced Disposal Services Inc (a)	233,333	6,321
Bellicum Pharmaceuticals Inc (a)	185,700	756	AquaVenture Holdings Ltd (a)	53,860	902
Bluebird Bio Inc (a)	11,700	1,342	Energy Recovery Inc (a)	154,860	1,161
Denali Therapeutics Inc (a)	99,200	1,435	Tetra Tech Inc	97,000	6,406
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—			$14,790
Exact Sciences Corp (a)	40,600	2,885
FibroGen Inc (a)	58,700	2,516	Food - 1.50%
Insmed Inc (a)	67,380	984	Darling Ingredients Inc (a)	465,097	9,609
MacroGenics Inc (a)	98,900	1,628	Gas - 1.34%
Magenta Therapeutics Inc (a)	136,500	1,197	Southwest Gas Holdings Inc	111,690	8,630
Sage Therapeutics Inc (a)	5,580	718	Healthcare - Products - 2.21%
Seattle Genetics Inc (a)	40,156	2,254	Intersect ENT Inc (a)	84,500	2,371
Spark Therapeutics Inc (a)	26,820	1,207	K2M Group Holdings Inc (a)	127,800	3,499
		$22,313	Nevro Corp (a)	75,470	3,680
Chemicals - 3.20%			RA Medical Systems Inc (a)	75,500	808
Cabot Corp	113,000	5,501	STAAR Surgical Co (a)	95,000	3,810
KMG Chemicals Inc	91,670	6,877			$14,168
Univar Inc (a)	332,500	8,186	Healthcare - Services - 3.99%
		$20,564	Addus HomeCare Corp (a)	64,000	4,192
Commercial Services - 6.98%			Encompass Health Corp	115,400	7,766
AMN Healthcare Services Inc (a)	162,900	8,246	Natera Inc (a)	71,570	1,572
Arlo Technologies Inc (a)	193,771	2,633	Syneos Health Inc (a)	155,430	7,092
ASGN Inc (a)	81,210	5,448	Teladoc Health Inc (a)	72,000	4,993
Brink's Co/The	112,310	7,448			$25,615
ICF International Inc	78,500	5,781	Home Builders - 0.80%
K12 Inc (a)	126,770	2,714	William Lyon Homes (a)	378,760	5,136
Korn/Ferry International	149,050	6,728	Home Furnishings - 0.11%
Medifast Inc	19,770	4,185	Sonos Inc (a)	56,000	712
SP Plus Corp (a)	51,500	1,646	Insurance - 2.82%
		$44,829	First American Financial Corp	7,590	336
Computers - 4.39%			Hanover Insurance Group Inc/The	65,700	7,318
CACI International Inc (a)	53,900	9,619	Kemper Corp	71,900	5,406
ExlService Holdings Inc (a)	84,500	5,417	MGIC Investment Corp (a)	414,900	5,066
Perspecta Inc	372,102	9,113			$18,126
PlayAGS Inc (a)	118,900	2,883	Internet - 0.41%
Tenable Holdings Inc (a)	40,600	1,156	Anaplan Inc (a)	38,945	895
		$28,188	Eventbrite Inc (a)	61,900	1,752
Consumer Products - 0.47%					$2,647
Central Garden & Pet Co - A Shares (a)	102,480	3,039	Iron & Steel - 0.81%
Diversified Financial Services - 2.80%			Reliance Steel & Aluminum Co	27,750	2,190
BGC Partners Inc	355,530	3,765	Steel Dynamics Inc	76,610	3,034
Hamilton Lane Inc	79,290	3,043			$5,224
Houlihan Lokey Inc	13,480	555	Leisure Products & Services - 1.44%
Moelis & Co	152,000	6,135	Planet Fitness Inc (a)	188,910	9,274

See accompanying notes.

Schedule of Investments
SmallCap Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 1.07%			Software (continued)
Extended Stay America Inc	423,450	$6,894	Blackbaud Inc	94,720	$6,793
Machinery - Diversified - 1.30%			Ceridian HCM Holding Inc (a)	25,498	968
Columbus McKinnon Corp/NY	88,353	3,245	Manhattan Associates Inc (a)	71,790	3,427
Gates Industrial Corp PLC (a)	338,160	5,089	Pluralsight Inc (a)	52,107	1,168
		$8,334	Smartsheet Inc (a)	61,431	1,454
Metal Fabrication & Hardware - 1.30%			SolarWinds Corp (a)	365,308	5,330
Rexnord Corp (a)	310,830	8,333	SVMK Inc (a)	31,100	333
Mining - 0.37%					$30,380
Alcoa Corp (a)	68,190	2,386	Telecommunications - 2.07%
Miscellaneous Manufacturers - 1.31%			NETGEAR Inc (a)	94,660	5,252
Hillenbrand Inc	110,740	5,304	Plantronics Inc	125,150	7,380
Trinseo SA	58,110	3,131	Switch Inc	77,950	691
		$8,435			$13,323
			TOTAL COMMON STOCKS		$631,345
Oil & Gas - 3.65%			INVESTMENT COMPANIES - 2.47%	Shares Held Value (000's)
Carrizo Oil & Gas Inc (a)	180,900	3,294	Money Market Funds - 2.47%
Delek US Holdings Inc	155,000	5,692
Mammoth Energy Services Inc	167,790	4,188	Principal Government Money Market Fund	15,876,810	15,877
Oasis Petroleum Inc (a)	227,460	2,288	2.05%(d),(e)
			TOTAL INVESTMENT COMPANIES		$15,877
Resolute Energy Corp (a)	152,970	4,257	Total Investments		$647,222
Ring Energy Inc (a)	128,514	916	Other Assets and Liabilities - (0.75)%		(4,797)
Whiting Petroleum Corp (a)	75,600	2,820	TOTAL NET ASSETS - 100.00%		$642,425
		$23,455
Oil & Gas Services - 0.49%
Pioneer Energy Services Corp (a)	523,700	1,555	(a) Non-income producing security
Select Energy Services Inc (a)	167,320	1,600	(b)	The value of these investments was determined using significant unobservable
		$3,155	inputs.
Packaging & Containers - 0.60%			(c)	Fair value of these investments is determined in good faith by the Manager
Graphic Packaging Holding Co	347,100	3,822	under procedures established and periodically reviewed by the Board of
Pharmaceuticals - 4.13%			Directors. Certain inputs used in the valuation may be unobservable; however,
Array BioPharma Inc (a)	142,470	2,308	each security is evaluated individually for purposes of ASC 820 which results
Clovis Oncology Inc (a)	36,820	428	in not all securities being identified as Level 3 of the fair value hierarchy. At
DexCom Inc (a)	29,670	3,939	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Horizon Pharma Plc (a)	217,320	3,957	net assets.
Neurocrine Biosciences Inc (a)	24,200	2,593	(d)	Affiliated Security. Security is either an affiliate (and registered under the
PRA Health Sciences Inc (a)	56,700	5,493	Investment Company Act of 1940) or an affiliate as defined by the Investment
Prestige Consumer Healthcare Inc (a)	174,100	6,295	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Revance Therapeutics Inc (a)	70,900	1,544	voting shares of the security). Please see affiliated sub-schedule for
		$26,557	transactional information.
Private Equity - 0.21%			(e) Current yield shown is as of period end.
Victory Capital Holdings Inc (a)	168,300	1,313
REITs - 6.38%			Portfolio Summary (unaudited)
Agree Realty Corp	148,120	8,483	Sector		Percent
Brandywine Realty Trust	527,500	7,417	Financial		22.82%
First Industrial Realty Trust Inc	299,340	9,190	Consumer, Non-cyclical		22.75%
LaSalle Hotel Properties	37,200	1,228	Industrial		13.18%
Pebblebrook Hotel Trust	250,500	8,444	Consumer, Cyclical		13.17%
Tier REIT Inc	125,300	2,715	Technology		11.27%
Two Harbors Investment Corp	236,560	3,475	Basic Materials		4.38%
		$40,952	Energy		4.14%
Retail - 5.07%			Utilities		4.09%
BJ's Wholesale Club Holdings Inc (a)	253,351	5,612	Communications		2.48%
Caleres Inc	274,440	9,386	Investment Companies		2.47%
Carvana Co (a)	221,400	8,579	Other Assets and Liabilities		(0.75)%
GMS Inc (a)	313,300	5,150	TOTAL NET ASSETS		100.00%
Ruth's Hospitality Group Inc	141,800	3,833
		$32,560
Savings & Loans - 0.38%
Berkshire Hills Bancorp Inc	73,800	2,464
Semiconductors - 2.15%
Advanced Energy Industries Inc (a)	97,900	4,213
Aquantia Corp (a)	114,700	1,096
Entegris Inc	319,170	8,471
		$13,780
Software - 4.73%
Alteryx Inc (a)	45,670	2,420
Apptio Inc (a)	63,830	1,653
Aspen Technology Inc (a)	80,500	6,834

See accompanying notes.

Schedule of Investments
SmallCap Fund
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$175,485	$159,608		$15,877
	$—		$175,485	$159,608		$15,877

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$149	$—		$—		$—
	$149	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS - 96.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.55%			Banks (continued)
MDC Partners Inc (a)	9,722	$24	Civista Bancshares Inc	800	$19
Quotient Technology Inc (a)	10,173	131	CNB Financial Corp/PA	296	8
Telaria Inc (a)	3,987	11	Coastal Financial Corp/WA (a)	319	5
Trade Desk Inc/The (a)	77,060	9,521	ConnectOne Bancorp Inc	171,207	3,549
		$9,687	Customers Bancorp Inc (a)	1,704	35
Aerospace & Defense - 0.98%			Eagle Bancorp Inc (a)	5,207	256
Aerojet Rocketdyne Holdings Inc (a)	8,718	308	Enterprise Bancorp Inc/MA	343	11
Aerovironment Inc (a)	2,639	237	Enterprise Financial Services Corp	954	41
Astronics Corp (a)	3,609	105	Esquire Financial Holdings Inc (a)	530	13
Astronics Corp - Class B (a)	575	17	Farmers & Merchants Bancorp Inc/Archbold OH	1,347	55
Barnes Group Inc	2,004	113	FB Financial Corp	1,398	51
Cubic Corp	3,875	254	FCB Financial Holdings Inc (a)	4,605	180
HEICO Corp	132,356	11,095	Fidelity D&D Bancorp Inc	111	7
Kaman Corp	3,436	218	First Financial Bankshares Inc	8,105	478
Kratos Defense & Security Solutions Inc (a)	327,802	4,108	First Foundation Inc (a)	104,500	1,694
Moog Inc	372	27	Glacier Bancorp Inc	1,624	69
MSA Safety Inc	6,239	652	Green Bancorp Inc	1,062	20
National Presto Industries Inc	145	18	Guaranty Bancorp	3,570	93
		$17,152	Hanmi Financial Corp	912	19
Agriculture - 0.01%			Heritage Commerce Corp	6,100	89
Limoneira Co	1,070	26	Home BancShares Inc/AR	4,518	86
Turning Point Brands Inc	1,512	62	Independent Bank Corp/MI	1,268	28
Vector Group Ltd	11,978	162	Independent Bank Corp/Rockland MA	356	28
		$250	Independent Bank Group Inc	654	38
Airlines - 0.01%			Investar Holding Corp	606	16
Allegiant Travel Co	1,600	182	Kearny Financial Corp/MD	3,974	51
Mesa Air Group Inc (a)	820	12	Lakeland Financial Corp	2,219	95
		$194	LegacyTexas Financial Group Inc	2,357	91
			Live Oak Bancshares Inc	103,705	1,908
Apparel - 0.39%			Macatawa Bank Corp	972	11
Crocs Inc (a)	8,441	173	MB Financial Inc	2,144	95
Deckers Outdoor Corp (a)	5,753	732	Merchants Bancorp/IN	1,079	25
Oxford Industries Inc	3,760	335	Meta Financial Group Inc	5,163	130
Steven Madden Ltd	157,114	4,913	Midland States Bancorp Inc	1,834	49
Superior Group of Cos Inc	1,609	28	National Bank Holdings Corp	1,187	40
Wolverine World Wide Inc	17,492	615	National Commerce Corp (a)	1,349	50
		$6,796	Northeast Bancorp	430	8
Automobile Manufacturers - 0.00%			Oak Valley Bancorp	200	4
Blue Bird Corp (a)	1,631	30	Old Line Bancshares Inc	373	11
Navistar International Corp (a)	464	16	Opus Bank	102,181	1,940
Wabash National Corp	2,763	42	Origin Bancorp Inc	1,069	40
		$88	Pacific City Financial Corp	582	10
Automobile Parts & Equipment - 0.08%			PCSB Financial Corp	404	8
Altra Industrial Motion Corp	5,378	173	People's Utah Bancorp	2,647	89
Commercial Vehicle Group Inc (a)	5,715	38	Preferred Bank/Los Angeles CA	2,432	125
Dana Inc	16,889	263	Prosperity Bancshares Inc	89,718	5,834
Douglas Dynamics Inc	3,912	170	Provident Bancorp Inc (a)	252	6
Meritor Inc (a)	17,143	291	Seacoast Banking Corp of Florida (a)	1,073	28
Methode Electronics Inc	5,027	149	ServisFirst Bancshares Inc	5,799	209
Miller Industries Inc/TN	422	10	Southern First Bancshares Inc (a)	333	12
Modine Manufacturing Co (a)	1,768	23	Spirit of Texas Bancshares Inc (a)	238	5
Spartan Motors Inc	6,241	42	State Bank Financial Corp	1,614	41
Tenneco Inc	5,160	178	Sterling Bancorp Inc/MI	3,043	31
		$1,337	Stock Yards Bancorp Inc	775	25
Banks - 3.52%			Tompkins Financial Corp	123	9
Ameris Bancorp	5,282	227	TriCo Bancshares	356	13
Atlantic Capital Bancshares Inc (a)	3,107	47	TriState Capital Holdings Inc (a)	1,289	32
BancFirst Corp	1,501	86	Triumph Bancorp Inc (a)	71,743	2,572
Bank of NT Butterfield & Son Ltd/The	6,809	274	Union Bankshares Corp	97,950	3,344
BankUnited Inc	168,809	5,588	United Community Banks Inc/GA	958	24
Bankwell Financial Group Inc	424	13	Unity Bancorp Inc	521	11
Cadence BanCorp	627,777	13,848	Veritex Holdings Inc (a)	1,378	32
Cambridge Bancorp	230	20	Walker & Dunlop Inc	1,665	70
Capstar Financial Holdings Inc	558	8	Washington Trust Bancorp Inc	772	40
Carolina Financial Corp	2,461	81	Webster Financial Corp	167,739	9,870
Cass Information Systems Inc	2,130	141	West Bancorporation Inc	843	19
CenterState Bank Corp	1	—	Western Alliance Bancorp (a)	134,865	6,506
Central Pacific Financial Corp	743	20	Wintrust Financial Corp	12,270	934
City Holding Co	240	18			$61,706

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Beverages - 0.05%			Biotechnology (continued)
Boston Beer Co Inc/The (a)	1,032	$317	Exact Sciences Corp (a)	123,013	$8,740
Coca-Cola Bottling Co Consolidated	782	135	Fate Therapeutics Inc (a)	8,143	101
Craft Brew Alliance Inc (a)	2,661	49	FibroGen Inc (a)	28,802	1,235
MGP Ingredients Inc	2,012	143	Fortress Biotech Inc (a)	7,222	6
National Beverage Corp (a)	1,473	136	Forty Seven Inc (a)	1,181	15
Primo Water Corp (a)	5,831	98	Geron Corp (a)	26,126	40
		$878	GlycoMimetics Inc (a)	5,501	69
Biotechnology - 6.80%			GTx Inc (a)	977	2
Abeona Therapeutics Inc (a)	4,571	39	Guardant Health Inc (a)	25,239	845
ACADIA Pharmaceuticals Inc (a)	16,162	315	Halozyme Therapeutics Inc (a)	20,493	318
Acceleron Pharma Inc (a)	69,980	3,553	Harvard Bioscience Inc (a)	3,040	12
Acorda Therapeutics Inc (a)	1,171	22	Homology Medicines Inc (a)	1,820	34
ADMA Biologics Inc (a)	4,011	22	Idera Pharmaceuticals Inc (a)	3,321	22
Aduro Biotech Inc (a)	10,515	45	ImmunoGen Inc (a)	23,573	128
Adverum Biotechnologies Inc (a)	889	4	Immunomedics Inc (a)	21,166	477
Agenus Inc (a)	15,770	25	Innoviva Inc (a)	8,598	120
Albireo Pharma Inc (a)	441	12	Inovio Pharmaceuticals Inc (a)	13,597	67
Alder Biopharmaceuticals Inc (a)	188,492	2,394	Insmed Inc (a)	129,272	1,888
Aldeyra Therapeutics Inc (a)	3,136	34	Intellia Therapeutics Inc (a)	5,571	95
Allakos Inc (a)	68,879	3,330	Intercept Pharmaceuticals Inc (a)	3,588	344
Allena Pharmaceuticals Inc (a)	2,017	17	Intrexon Corp (a)	12,086	140
Allogene Therapeutics Inc (a)	56,894	1,366	Iovance Biotherapeutics Inc (a)	13,788	125
Amicus Therapeutics Inc (a)	31,093	348	Karyopharm Therapeutics Inc (a)	136,651	1,440
AnaptysBio Inc (a)	22,605	1,689	Kezar Life Sciences Inc (a)	744	18
ANI Pharmaceuticals Inc (a)	1,480	72	Kindred Biosciences Inc (a)	5,082	74
Aptinyx Inc (a)	1,812	47	Kiniksa Pharmaceuticals Ltd (a)	939	18
Aratana Therapeutics Inc (a)	5,360	32	Lexicon Pharmaceuticals Inc (a)	7,076	55
Arbutus Biopharma Corp (a)	2,015	9	Ligand Pharmaceuticals Inc (a)	3,427	565
Arcus Biosciences Inc (a)	1,119	11	Liquidia Technologies Inc (a)	808	13
Arena Pharmaceuticals Inc (a)	90,771	3,237	Loxo Oncology Inc (a)	97,375	14,866
ArQule Inc (a)	16,147	62	MacroGenics Inc (a)	6,418	106
Arrowhead Pharmaceuticals Inc (a)	14,291	182	Magenta Therapeutics Inc (a)	582	5
Arsanis Inc (a)	987	1	Medicines Co/The (a)	7,958	185
Assembly Biosciences Inc (a)	80,906	1,851	MeiraGTx Holdings plc (a)	532	7
Atara Biotherapeutics Inc (a)	6,818	233	Mustang Bio Inc (a)	3,534	14
Audentes Therapeutics Inc (a)	110,632	3,120	Myriad Genetics Inc (a)	9,708	437
AVEO Pharmaceuticals Inc (a)	10,634	26	NeoGenomics Inc (a)	721,021	13,295
Avid Bioservices Inc (a)	8,457	44	Neon Therapeutics Inc (a)	912	5
Avrobio Inc (a)	79,951	2,403	NewLink Genetics Corp (a)	419	1
BeiGene Ltd ADR(a)	22,920	2,887	Novavax Inc (a)	22,236	39
Bellicum Pharmaceuticals Inc (a)	4,745	19	NuCana PLC ADR(a)	96,563	1,711
BioCryst Pharmaceuticals Inc (a)	15,208	111	Nymox Pharmaceutical Corp (a)	2,469	4
Biohaven Pharmaceutical Holding Co Ltd (a)	214,342	7,727	Omeros Corp (a)	7,930	121
BioTime Inc (a)	5,113	10	Organovo Holdings Inc (a)	22,210	22
Blueprint Medicines Corp (a)	72,970	4,434	Ovid therapeutics Inc (a)	2,081	11
Calyxt Inc (a)	1,092	13	Pacific Biosciences of California Inc (a)	21,599	96
Cambrex Corp (a)	3,546	189	Palatin Technologies Inc (a)	34,522	31
Cara Therapeutics Inc (a)	4,623	87	Pfenex Inc (a)	4,215	17
CASI Pharmaceuticals Inc (a)	7,995	26	Pieris Pharmaceuticals Inc (a)	8,667	36
Cellular Biomedicine Group Inc (a)	1,472	19	PolarityTE Inc (a)	1,737	26
ChemoCentryx Inc (a)	3,742	40	PTC Therapeutics Inc (a)	47,867	1,844
ChromaDex Corp (a)	8,077	28	Puma Biotechnology Inc (a)	30,324	1,124
Cohbar Inc (a)	4,734	18	Radius Health Inc (a)	6,788	107
Crinetics Pharmaceuticals Inc (a)	1,008	25	REGENXBIO Inc (a)	5,191	346
Cue Biopharma Inc (a)	3,481	22	Replimune Group Inc (a)	117,780	1,517
Cymabay Therapeutics Inc (a)	7,999	84	Retrophin Inc (a)	6,704	172
CytomX Therapeutics Inc (a)	7,301	104	Rigel Pharmaceuticals Inc (a)	24,501	70
Deciphera Pharmaceuticals Inc (a)	215,516	4,352	RTI Surgical Inc (a)	3,971	18
Denali Therapeutics Inc (a)	7,475	108	Rubius Therapeutics Inc (a)	146,302	2,404
Dicerna Pharmaceuticals Inc (a)	185,655	2,443	Sage Therapeutics Inc (a)	17,686	2,276
Dynavax Technologies Corp (a)	9,093	90	Sangamo Therapeutics Inc (a)	16,652	211
Editas Medicine Inc (a)	7,488	190	Savara Inc (a)	4,695	42
Eidos Therapeutics Inc (a)	1,048	13	Scholar Rock Holding Corp (a)	901	21
Emergent BioSolutions Inc (a)	7,299	447	Selecta Biosciences Inc (a)	3,167	16
Endocyte Inc (a)	7,533	178	Solid Biosciences Inc (a)	1,989	64
Enzo Biochem Inc (a)	10,018	33	Spark Therapeutics Inc (a)	77,347	3,480
Epizyme Inc (a)	6,280	51	Spectrum Pharmaceuticals Inc (a)	15,286	182
Esperion Therapeutics Inc (a)	3,834	174	Stemline Therapeutics Inc (a)	4,518	68
Evelo Biosciences Inc (a)	1,138	10	Surface Oncology Inc (a)	1,542	12

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Biotechnology (continued)			Coal - 0.01%
Syndax Pharmaceuticals Inc (a)	1,257	$6	Advanced Emissions Solutions Inc	3,482	$34
Theravance Biopharma Inc (a)	5,462	133	CONSOL Energy Inc (a)	3,027	121
Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	3	Ramaco Resources Inc (a)	1,635	12
Tocagen Inc (a)	2,772	29			$167
Translate Bio Inc (a)	1,420	8	Commercial Services - 7.71%
Twist Bioscience Corp (a)	19,691	276	2U Inc (a)	142,566	8,969
Tyme Technologies Inc (a)	8,908	20	American Public Education Inc (a)	441	14
Ultragenyx Pharmaceutical Inc (a)	111,087	5,382	AMN Healthcare Services Inc (a)	9,195	465
UNITY Biotechnology Inc (a)	1,071	12	Arlo Technologies Inc (a)	1,167	16
Unum Therapeutics Inc (a)	753	6	ASGN Inc (a)	9,340	627
Veracyte Inc (a)	4,635	69	Avis Budget Group Inc (a)	8,327	234
Verastem Inc (a)	11,276	57	Barrett Business Services Inc	1,258	79
Vericel Corp (a)	7,046	79	BG Staffing Inc	1,741	45
Viking Therapeutics Inc (a)	8,508	116	Bright Horizons Family Solutions Inc (a)	264,590	30,404
WaVe Life Sciences Ltd (a)	3,090	144	BrightView Holdings Inc (a)	2,622	39
XOMA Corp (a)	578	7	Brink's Co/The	6,269	416
Y-mAbs Therapeutics Inc (a)	92,227	2,265	Cambium Learning Group Inc (a)	1,536	22
ZIOPHARM Oncology Inc (a)	21,584	43	Cardtronics PLC (a)	3,975	108
		$119,147	Care.com Inc (a)	3,223	57
Building Materials - 0.65%			Career Education Corp (a)	11,606	167
AAON Inc	5,261	181	Carriage Services Inc	1,342	26
American Woodmark Corp (a)	1,797	109	Chegg Inc (a)	499,136	13,616
Apogee Enterprises Inc	2,922	106	Cimpress NV (a)	60,814	7,601
Armstrong Flooring Inc (a)	773	12	CoreLogic Inc/United States (a)	86,648	3,520
Boise Cascade Co	8,062	248	CorVel Corp (a)	1,713	99
Builders FirstSource Inc (a)	14,105	175	CRA International Inc	556	23
Continental Building Products Inc (a)	8,098	225	Deluxe Corp	8,991	424
Forterra Inc (a)	3,643	16	Everi Holdings Inc (a)	186,858	1,345
Griffon Corp	677	8	EVERTEC Inc	12,198	318
JELD-WEN Holding Inc (a)	8,623	140	Evo Payments Inc (a)	388,575	9,225
Louisiana-Pacific Corp	6,441	140	Forrester Research Inc	1,814	73
Masonite International Corp (a)	5,308	294	Grand Canyon Education Inc (a)	72,463	9,036
NCI Building Systems Inc (a)	7,436	91	Green Dot Corp (a)	6,049	458
Patrick Industries Inc (a)	5,188	226	Hackett Group Inc/The	4,193	86
PGT Innovations Inc (a)	11,385	231	Healthcare Services Group Inc	139,289	5,654
Simpson Manufacturing Co Inc	7,759	443	HealthEquity Inc (a)	82,586	7,581
Summit Materials Inc (a)	13,996	189	Heidrick & Struggles International Inc	3,302	114
Trex Co Inc (a)	131,971	8,090	Herc Holdings Inc (a)	3,056	98
Universal Forest Products Inc	10,653	301	HMS Holdings Corp (a)	14,246	411
US Concrete Inc (a)	2,677	87	I3 Verticals Inc (a)	1,543	33
		$11,312	ICF International Inc	1,293	95
Chemicals - 1.41%			Insperity Inc	6,940	762
A. Schulman Inc. (a),(c)	5,668	11	Kforce Inc	4,051	125
AdvanSix Inc (a)	1,956	54	Korn/Ferry International	10,748	485
Balchem Corp	5,831	546	Medifast Inc	2,006	425
Codexis Inc (a)	9,061	141	MoneyGram International Inc (a)	1,200	5
Ferro Corp (a)	10,520	178	Monro Inc	3,965	295
GCP Applied Technologies Inc (a)	9,124	237	National Research Corp	1,988	76
HB Fuller Co	4,713	210	Nutrisystem Inc	123,071	4,377
Ingevity Corp (a)	101,719	9,264	Paylocity Holding Corp (a)	195,378	12,854
Innophos Holdings Inc	643	19	PFSweb Inc (a)	3,873	27
Innospec Inc	41,588	2,783	PRGX Global Inc (a)	4,656	40
KMG Chemicals Inc	2,978	223	Resources Connection Inc	2,109	34
Koppers Holdings Inc (a)	2,542	68	ServiceSource International Inc (a)	15,404	20
Kraton Corp (a)	3,548	98	Sotheby's (a)	4,644	195
Kronos Worldwide Inc	4,105	58	SP Plus Corp (a)	1,308	42
OMNOVA Solutions Inc (a)	7,745	57	Strategic Education Inc	4,099	516
PolyOne Corp	208,795	6,746	Travelport Worldwide Ltd	8,637	129
PQ Group Holdings Inc (a)	203,180	3,261	TriNet Group Inc (a)	112,577	5,290
Quaker Chemical Corp	1,611	290	TrueBlue Inc (a)	3,067	72
Rogers Corp (a)	1,187	146	Viad Corp	1,475	71
Sensient Technologies Corp	2,800	182	Weight Watchers International Inc (a)	7,199	476
Tronox Ltd	5,380	62	WEX Inc (a)	41,116	7,235
Valhi Inc	3,434	7	Willdan Group Inc (a)	1,382	42
		$24,641			$135,091
			Computers - 5.94%
			3D Systems Corp (a)	882	11
			Agilysys Inc (a)	2,000	32
			Carbonite Inc (a)	3,907	134

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers (continued)			Diversified Financial Services (continued)
ConvergeOne Holdings Inc	4,258	$40	Hamilton Lane Inc	283,456	$10,880
EPAM Systems Inc (a)	64,176	7,667	Houlihan Lokey Inc	163,651	6,739
ExlService Holdings Inc (a)	6,758	433	Investment Technology Group Inc	941	26
ForeScout Technologies Inc (a)	179,832	4,953	Ladenburg Thalmann Financial Services Inc	17,057	47
Genpact Ltd	558,109	15,298	LendingTree Inc (a)	19,514	3,936
Information Services Group Inc (a)	6,782	28	Marlin Business Services Corp	677	18
Insight Enterprises Inc (a)	3,855	199	Moelis & Co	107,078	4,322
Lumentum Holdings Inc (a)	77,383	4,229	On Deck Capital Inc (a)	7,979	55
MAXIMUS Inc	49,604	3,223	Piper Jaffray Cos	792	55
Mercury Systems Inc (a)	323,035	15,137	PJT Partners Inc	3,128	142
Mitek Systems Inc (a)	6,116	56	Pzena Investment Management Inc	3,385	34
OneSpan Inc (a)	5,696	84	Regional Management Corp (a)	946	27
PAR Technology Corp (a)	1,919	34	Siebert Financial Corp (a)	1,484	20
PlayAGS Inc (a)	149,289	3,620	Silvercrest Asset Management Group Inc	1,991	29
Pure Storage Inc (a)	494,510	9,979	Stifel Financial Corp	134,504	6,150
Qualys Inc (a)	6,521	464	Virtus Investment Partners Inc	226	22
Rapid7 Inc (a)	391,475	14,187	WageWorks Inc (a)	4,943	197
Rimini Street Inc (a)	2,351	17	Westwood Holdings Group Inc	1,451	61
Science Applications International Corp	8,138	566	WisdomTree Investments Inc	19,394	151
Tenable Holdings Inc (a)	1,873	53			$40,026
TTEC Holdings Inc	2,545	63	Electric - 0.00%
Unisys Corp (a)	6,512	120	Spark Energy Inc	2,402	18
USA Technologies Inc (a)	263,125	1,526	Electrical Components & Equipment - 1.30%
Varonis Systems Inc (a)	121,252	7,405	EnerSys	3,429	273
Virtusa Corp (a)	6,283	312	Generac Holdings Inc (a)	11,238	570
Vocera Communications Inc (a)	405,118	14,062	Graham Corp	427	10
Wesco Aircraft Holdings Inc (a)	2,980	30	Insteel Industries Inc	2,935	77
		$103,962	Littelfuse Inc	58,663	10,628
Consumer Products - 0.04%			nLight Inc (a)	1,480	26
Central Garden & Pet Co (a)	1,535	50	Novanta Inc (a)	124,377	7,240
Central Garden & Pet Co - A Shares (a)	6,398	190	SPX Corp (a)	8,027	235
Helen of Troy Ltd (a)	1,035	128	Universal Display Corp	29,380	3,614
WD-40 Co	1,686	282	Vicor Corp (a)	2,716	109
		$650			$22,782
Cosmetics & Personal Care - 0.01%			Electronics - 1.03%
elf Beauty Inc (a)	3,994	42	Alarm.com Holdings Inc (a)	126,032	5,605
Inter Parfums Inc	3,440	203	Allied Motion Technologies Inc	1,338	58
		$245	Applied Optoelectronics Inc (a)	2,461	48
Distribution & Wholesale - 2.02%			Atkore International Group Inc (a)	6,907	133
Core-Mark Holding Co Inc	118,897	4,566	Badger Meter Inc	5,964	293
Dorman Products Inc (a)	3,345	264	Control4 Corp (a)	1,957	55
EnviroStar Inc	804	33	FARO Technologies Inc (a)	2,709	137
Fossil Group Inc (a)	2,047	45	Fitbit Inc (a)	5,376	25
G-III Apparel Group Ltd (a)	4,084	163	Fluidigm Corp (a)	5,355	38
H&E Equipment Services Inc	392,550	9,456	GoPro Inc (a)	18,808	124
Pool Corp	55,240	8,051	II-VI Inc (a)	46,922	1,747
SiteOne Landscape Supply Inc (a)	187,237	12,741	IntriCon Corp (a)	1,360	57
Systemax Inc	1,782	58	Itron Inc (a)	4,223	220
		$35,377	Mesa Laboratories Inc	565	103
Diversified Financial Services - 2.29%			Napco Security Technologies Inc (a)	2,678	38
Altisource Portfolio Solutions SA (a)	493	12	NVE Corp	790	67
Ares Management LP	265,655	5,209	OSI Systems Inc (a)	763	53
Artisan Partners Asset Management Inc	9,631	264	Park Electrochemical Corp	2,383	42
Ashford Inc (a)	168	11	ShotSpotter Inc (a)	1,418	55
Blucora Inc (a)	7,018	203	Stoneridge Inc (a)	4,328	110
BrightSphere Investment Group PLC	15,669	179	Turtle Beach Corp (a)	1,891	34
Cohen & Steers Inc	3,851	148	Vishay Precision Group Inc (a)	1,530	50
Cowen Inc (a)	2,315	34	Watts Water Technologies Inc	3,412	239
Curo Group Holdings Corp (a)	2,257	32	Woodward Inc	116,893	8,608
Diamond Hill Investment Group Inc	548	94	ZAGG Inc (a)	4,918	60
Elevate Credit Inc (a)	4,366	19			$17,999
Ellie Mae Inc (a)	4,258	282	Energy - Alternate Sources - 0.01%
Enova International Inc (a)	5,681	134	Amyris Inc (a)	1,081	8
Federal Agricultural Mortgage Corp	499	35	Renewable Energy Group Inc (a)	2,047	64
Federated Investors Inc	13,798	340	TPI Composites Inc (a)	2,648	67
FRP Holdings Inc (a)	317	15			$139
GAMCO Investors Inc	404	8
Granite Point Mortgage Trust Inc	1,668	31
Greenhill & Co Inc	2,937	65

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction - 1.54%			Hand & Machine Tools - 0.53%
Comfort Systems USA Inc	7,349	$393	Franklin Electric Co Inc	5,481	$233
Dycom Industries Inc (a)	124,046	8,420	Kennametal Inc	83,755	2,969
EMCOR Group Inc	8,175	580	Lincoln Electric Holdings Inc	73,875	5,977
Exponent Inc	9,767	493	Milacron Holdings Corp (a)	4,437	62
Granite Construction Inc	4,321	198			$9,241
Iteris Inc (a)	4,898	21	Healthcare - Products - 4.24%
MasTec Inc (a)	8,089	352	Accelerate Diagnostics Inc (a)	4,573	68
Mistras Group Inc (a)	2,534	50	Accuray Inc (a)	16,729	75
MYR Group Inc (a)	2,845	95	AtriCure Inc (a)	97,700	3,108
NV5 Global Inc (a)	74,302	5,801	Atrion Corp	238	162
Orion Group Holdings Inc (a)	3,902	18	AxoGen Inc (a)	4,245	158
Primoris Services Corp	4,945	105	BioTelemetry Inc (a)	6,651	386
Sterling Construction Co Inc (a)	1,903	22	Cardiovascular Systems Inc (a)	7,301	205
TopBuild Corp (a)	182,328	8,318	CareDx Inc (a)	5,147	134
Tutor Perini Corp (a)	133,790	2,074	Celcuity Inc (a)	1,010	28
VSE Corp	386	12	Cerus Corp (a)	20,873	140
		$26,952	CONMED Corp	2,554	172
Entertainment - 0.64%			CryoLife Inc (a)	3,047	94
Churchill Downs Inc	9,826	2,453	Cutera Inc (a)	30,139	612
Eldorado Resorts Inc (a)	63,300	2,310	CytoSorbents Corp (a)	5,604	56
Eros International PLC (a)	3,086	31	Endologix Inc (a)	18,468	23
Golden Entertainment Inc (a)	3,076	56	FONAR Corp (a)	613	15
IMAX Corp (a)	6,687	129	GenMark Diagnostics Inc (a)	9,410	50
Marriott Vacations Worldwide Corp	4,024	356	Genomic Health Inc (a)	3,468	249
Monarch Casino & Resort Inc (a)	1,601	62	Glaukos Corp (a)	4,110	238
Penn National Gaming Inc (a)	7,432	180	Globus Medical Inc (a)	13,469	712
RCI Hospitality Holdings Inc	1,394	37	Haemonetics Corp (a)	9,218	963
Red Rock Resorts Inc	8,672	201	Henry Schein Inc (a)	75,053	6,229
Scientific Games Corp (a)	7,006	156	Inogen Inc (a)	3,233	613
SeaWorld Entertainment Inc (a)	202,727	5,295	Inspire Medical Systems Inc (a)	1,484	59
		$11,266	Integer Holdings Corp (a)	67,625	5,036
Environmental Control - 2.49%			Integra LifeSciences Holdings Corp (a)	117,461	6,292
Advanced Disposal Services Inc (a)	8,516	231	Intersect ENT Inc (a)	190,049	5,333
Casella Waste Systems Inc (a)	978	32	iRadimed Corp (a)	943	24
Charah Solutions Inc (a)	1,697	13	iRhythm Technologies Inc (a)	133,451	10,311
Covanta Holding Corp	14,676	215	K2M Group Holdings Inc (a)	5,131	140
Energy Recovery Inc (a)	6,445	48	Lantheus Holdings Inc (a)	6,436	90
Evoqua Water Technologies Corp (a)	9,606	92	LeMaitre Vascular Inc	2,920	78
Heritage-Crystal Clean Inc (a)	613	14	LivaNova PLC (a)	6,942	777
Pure Cycle Corp (a)	1,865	19	Luminex Corp	5,512	159
Tetra Tech Inc	242,878	16,040	Meridian Bioscience Inc	6,751	109
US Ecology Inc	4,413	308	Merit Medical Systems Inc (a)	76,588	4,375
Waste Connections Inc	348,845	26,666	MiMedx Group Inc (a)	16,986	99
		$43,678	NanoString Technologies Inc (a)	4,073	63
Food - 1.31%			Natus Medical Inc (a)	4,109	123
B&G Foods Inc	3,176	83	Nevro Corp (a)	3,624	177
Calavo Growers Inc	96,407	9,351	Novocure Ltd (a)	9,161	304
Cal-Maine Foods Inc	3,150	153	NuVasive Inc (a)	9,494	533
Chefs' Warehouse Inc/The (a)	235,379	7,916	Nuvectra Corp (a)	2,609	52
J&J Snack Foods Corp	1,868	292	NxStage Medical Inc (a)	13,227	375
John B Sanfilippo & Son Inc	1,541	97	OraSure Technologies Inc (a)	191,636	2,663
Lancaster Colony Corp	2,471	423	Orthofix Medical Inc (a)	2,339	142
Nathan's Famous Inc	530	40	OrthoPediatrics Corp (a)	1,360	47
Performance Food Group Co (a)	18,465	541	Oxford Immunotec Global PLC (a)	4,914	76
Simply Good Foods Co/The (a)	212,273	4,025	Penumbra Inc (a)	43,269	5,885
Tootsie Roll Industries Inc	846	27	Quanterix Corp (a)	2,039	36
		$22,948	Quidel Corp (a)	6,751	435
Forest Products & Paper - 0.01%			Repligen Corp (a)	6,413	348
Neenah Inc	1,717	138	Rockwell Medical Inc (a)	9,283	38
Schweitzer-Mauduit International Inc	750	24	Sientra Inc (a)	4,280	88
Verso Corp (a)	2,642	74	STAAR Surgical Co (a)	8,865	356
		$236	Surmodics Inc (a)	2,266	144
			T2 Biosystems Inc (a)	5,404	28
Gas - 0.01%			Tactile Systems Technology Inc (a)	150,766	9,872
Chesapeake Utilities Corp	358	28	Tandem Diabetes Care Inc (a)	110,630	4,161
New Jersey Resources Corp	1,274	58	TransEnterix Inc (a)	27,436	90
South Jersey Industries Inc	2,297	68	Utah Medical Products Inc	583	51
		$154	Varex Imaging Corp (a)	8,899	231
			ViewRay Inc (a)	10,597	92

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Insurance (continued)
Wright Medical Group NV (a)	15,515	$419	Kinsale Capital Group Inc	2,461	$147
		$74,201	National General Holdings Corp	8,227	229
Healthcare - Services - 4.25%			Navigators Group Inc/The	282	19
AAC Holdings Inc (a)	3,107	17	NMI Holdings Inc (a)	6,564	139
Addus HomeCare Corp (a)	1,691	111	Primerica Inc	7,536	827
Amedisys Inc (a)	5,032	554	RLI Corp	4,108	304
American Renal Associates Holdings Inc (a)	2,430	47	Stewart Information Services Corp	1,433	59
Apollo Medical Holdings Inc (a)	1,069	22	Trupanion Inc (a)	297,752	7,522
Capital Senior Living Corp (a)	5,004	45	United Fire Group Inc	272	15
Catalent Inc (a)	492,786	19,879	United Insurance Holdings Corp	2,721	54
Charles River Laboratories International Inc (a)	130,446	15,891	Universal Insurance Holdings Inc	6,434	270
Civitas Solutions Inc (a)	2,686	39			$10,717
Ensign Group Inc/The	10,077	373	Internet - 6.18%
Evolus Inc (a)	2,005	30	1-800-Flowers.com Inc (a)	1,751	18
Genesis Healthcare Inc (a)	15,991	25	Boingo Wireless Inc (a)	121,338	3,802
ICON PLC (a)	64,523	8,909	Cardlytics Inc (a)	1,032	22
Invitae Corp (a)	10,766	153	Cargurus Inc (a)	8,211	365
LHC Group Inc (a)	98,425	8,999	ChannelAdvisor Corp (a)	4,712	55
Medpace Holdings Inc (a)	4,885	254	Cogent Communications Holdings Inc	308,804	16,051
Miragen Therapeutics Inc (a)	4,532	20	Despegar.com Corp (a)	172,312	2,769
Natera Inc (a)	5,395	118	eGain Corp (a)	3,356	25
Neuronetics Inc (a)	1,306	33	Endurance International Group Holdings Inc (a)	12,381	122
Providence Service Corp/The (a)	1,966	130	ePlus Inc (a)	3,101	263
Quorum Health Corp (a)	6,976	28	Etsy Inc (a)	520,745	22,142
R1 RCM Inc (a)	16,465	139	Groupon Inc (a)	56,108	183
RadNet Inc (a)	7,124	105	GrubHub Inc (a)	68,810	6,381
Select Medical Holdings Corp (a)	22,217	368	HealthStream Inc	4,711	124
Surgery Partners Inc (a)	939	13	Imperva Inc (a)	96,026	5,315
Syneos Health Inc (a)	2,335	107	Internap Corp (a)	141,891	1,216
Teladoc Health Inc (a)	248,083	17,201	Leaf Group Ltd (a)	2,825	25
Tenet Healthcare Corp (a)	10,442	269	Liberty Expedia Holdings Inc (a)	481	21
Tivity Health Inc (a)	8,883	306	Limelight Networks Inc (a)	19,594	79
US Physical Therapy Inc	2,708	291	MakeMyTrip Ltd (a)	280,573	6,955
		$74,476	Mimecast Ltd (a)	370,587	12,919
Home Builders - 0.16%			NIC Inc	11,213	149
Cavco Industries Inc (a)	1,771	355	Pandora Media Inc (a)	42,084	358
Century Communities Inc (a)	666	14	Perficient Inc (a)	2,542	64
Green Brick Partners Inc (a)	1,228	12	Proofpoint Inc (a)	109,877	9,993
Hovnanian Enterprises Inc (a)	7,332	11	Q2 Holdings Inc (a)	67,961	3,618
Installed Building Products Inc (a)	3,651	111	QuinStreet Inc (a)	6,132	97
KB Home	6,269	125	RingCentral Inc (a)	78,549	6,106
LCI Industries	3,041	211	Shutterfly Inc (a)	4,179	209
LGI Homes Inc (a)	3,144	134	Shutterstock Inc	3,196	131
M/I Homes Inc (a)	1,148	28	Stamps.com Inc (a)	3,239	655
Meritage Homes Corp (a)	38,082	1,418	TechTarget Inc (a)	3,329	68
Skyline Champion Corp	4,961	118	TrueCar Inc (a)	15,186	173
Taylor Morrison Home Corp (a)	2,211	37	Tucows Inc (a)	1,654	83
TRI Pointe Group Inc (a)	1,060	13	Wayfair Inc (a)	54,068	5,963
William Lyon Homes (a)	1,208	16	XO Group Inc (a)	3,980	138
Winnebago Industries Inc	5,257	145	Yelp Inc (a)	13,318	570
		$2,748	Zix Corp (a)	10,770	73
Home Furnishings - 0.48%			Zscaler Inc (a)	24,568	891
Hamilton Beach Brands Holding Co	1,315	31			$108,191
Hooker Furniture Corp	1,077	31	Iron & Steel - 0.36%
iRobot Corp (a)	3,323	293	Allegheny Technologies Inc (a)	92,270	2,389
Roku Inc (a)	5,401	300	Carpenter Technology Corp	85,710	3,738
Sleep Number Corp (a)	213,239	7,756	Cleveland-Cliffs Inc	5,965	64
		$8,411	Ryerson Holding Corp (a)	3,233	30
Insurance - 0.61%			Shiloh Industries Inc (a)	1,262	11
AmTrust Financial Services Inc	2,051	29			$6,232
Essent Group Ltd (a)	9,215	363	Leisure Products & Services - 1.65%
FedNat Holding Co	1,212	26	Callaway Golf Co	14,132	302
Global Indemnity Ltd	454	16	Clarus Corp	282,375	2,767
Health Insurance Innovations Inc (a)	2,162	106	Fox Factory Holding Corp (a)	7,261	390
Heritage Insurance Holdings Inc	774	11	Johnson Outdoors Inc	595	45
Investors Title Co	90	16	Liberty TripAdvisor Holdings Inc (a)	11,922	172
James River Group Holdings Ltd	3,205	123	Lindblad Expeditions Holdings Inc (a)	279,177	3,772
Kemper Corp	5,670	426	Malibu Boats Inc (a)	5,093	205
Kingstone Cos Inc	936	16	Marine Products Corp	1,753	36

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services (continued)			Mining (continued)
MCBC Holdings Inc (a)	3,301	$98	Gold Resource Corp	8,866	$38
Nautilus Inc (a)	4,813	59	Hecla Mining Co	4,677	11
Planet Fitness Inc (a)	404,749	19,869	Kaiser Aluminum Corp	1,048	100
Town Sports International Holdings Inc (a)	887	7	Livent Corp (a)	149,160	2,327
YETI Holdings Inc (a)	79,662	1,269	United States Lime & Minerals Inc	74	6
		$28,991	Uranium Energy Corp (a)	26,642	35
Lodging - 0.98%					$2,760
Belmond Ltd (a)	1,528	26	Miscellaneous Manufacturers - 2.19%
Bluegreen Vacations Corp	1,617	21	Actuant Corp	3,710	88
Boyd Gaming Corp	9,349	248	Ambarella Inc (a)	1,625	57
Choice Hotels International Inc	139,178	10,216	Axon Enterprise Inc (a)	7,167	442
Hilton Grand Vacations Inc (a)	249,501	6,704	Carlisle Cos Inc	40,894	3,950
		$17,215	Chase Corp	1,219	131
Machinery - Construction & Mining - 0.65%			EnPro Industries Inc	1,132	70
Astec Industries Inc	1,350	51	ESCO Technologies Inc	156,868	9,603
BWX Technologies Inc	192,800	11,271	Federal Signal Corp	11,953	263
		$11,322	Harsco Corp (a)	15,818	435
Machinery - Diversified - 2.90%			Hexcel Corp	247,068	14,459
Alamo Group Inc	1,477	127	Hillenbrand Inc	11,693	560
Albany International Corp	5,641	395	John Bean Technologies Corp	66,635	6,928
Applied Industrial Technologies Inc	7,181	472	Myers Industries Inc	6,163	98
Cactus Inc (a)	118,094	3,951	Proto Labs Inc (a)	3,375	403
Chart Industries Inc (a)	1,700	116	Raven Industries Inc	7,384	321
Columbus McKinnon Corp/NY	2,457	90	Standex International Corp	1,273	103
CSW Industrials Inc (a)	2,693	124	Sturm Ruger & Co Inc	2,088	124
DXP Enterprises Inc/TX (a)	2,178	69	Trinseo SA	5,783	312
Gardner Denver Holdings Inc (a)	255,658	6,918			$38,347
Gates Industrial Corp PLC (a)	297,022	4,470	Office & Business Equipment - 0.00%
Gorman-Rupp Co/The	831	29	Pitney Bowes Inc	11,748	78
Ichor Holdings Ltd (a)	4,196	74	Office Furnishings - 0.07%
IDEX Corp	104,169	13,211	Herman Miller Inc	10,162	335
Kadant Inc	2,381	235	HNI Corp	8,516	323
Lindsay Corp	1,330	127	Interface Inc	11,661	190
Manitex International Inc (a)	2,834	24	Kimball International Inc	5,714	94
Mueller Water Products Inc - Class A	11,779	121	Knoll Inc	10,608	210
Nordson Corp	54,330	6,665			$1,152
Tennant Co	2,271	139	Oil & Gas - 0.92%
Twin Disc Inc (a)	613	12	Abraxas Petroleum Corp (a)	26,232	48
Welbilt Inc (a)	718,456	13,449	Berry Petroleum Corp	1,214	17
		$50,818	Callon Petroleum Co (a)	204,021	2,034
Media - 0.10%			Carrizo Oil & Gas Inc (a)	10,909	199
Central European Media Enterprises Ltd (a)	14,148	48	CVR Energy Inc	2,587	111
Hemisphere Media Group Inc (a)	1,571	21	Delek US Holdings Inc	25,079	921
Liberty Media Corp-Liberty Braves - A Shares (a)	1,622	42	Denbury Resources Inc (a)	41,704	144
Liberty Media Corp-Liberty Braves - C Shares (a)	5,847	151	Eclipse Resources Corp (a)	13,951	16
New York Times Co/The	13,331	352	Evolution Petroleum Corp	4,948	51
Nexstar Media Group Inc	7,347	550	Extraction Oil & Gas Inc (a)	176,863	1,413
Sinclair Broadcast Group Inc	4,176	120	Goodrich Petroleum Corp (a)	1,484	22
Tribune Publishing Co (a)	2,961	45	Isramco Inc (a)	71	8
Value Line Inc	463	12	Jagged Peak Energy Inc (a)	11,025	136
World Wrestling Entertainment Inc	5,348	388	Laredo Petroleum Inc (a)	13,515	71
		$1,729	Magnolia Oil & Gas Corp (a)	301,440	3,753
Metal Fabrication & Hardware - 0.57%			Mammoth Energy Services Inc	2,302	57
Advanced Drainage Systems Inc	8,372	233	Matador Resources Co (a)	216,554	6,246
AZZ Inc	2,736	121	Murphy USA Inc (a)	1,888	152
Global Brass & Copper Holdings Inc	3,649	115	Northern Oil and Gas Inc (a)	9,972	29
Lawson Products Inc/DE (a)	565	19	Panhandle Oil and Gas Inc	1,896	34
Mueller Industries Inc	7,071	172	Par Pacific Holdings Inc (a)	746	13
Omega Flex Inc	597	36	Penn Virginia Corp (a)	2,458	169
RBC Bearings Inc (a)	59,091	8,726	Resolute Energy Corp (a)	376	10
Rexnord Corp (a)	1,486	40	Ring Energy Inc (a)	9,156	65
Sun Hydraulics Corp	3,558	165	Rosehill Resources Inc (a)	871	5
Worthington Industries Inc	7,823	328	Sanchez Energy Corp (a)	14,992	25
		$9,955	SRC Energy Inc (a)	30,207	214
Mining - 0.16%			WildHorse Resource Development Corp (a)	4,485	95
Coeur Mining Inc (a)	4,311	21			$16,058
Compass Minerals International Inc	3,893	189
Covia Holdings Corp (a)	5,683	33

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas Services - 0.31%			Pharmaceuticals (continued)
DMC Global Inc	2,498	$96	Intra-Cellular Therapies Inc (a)	4,049	$69
Independence Contract Drilling Inc (a)	4,019	16	Ironwood Pharmaceuticals Inc (a)	22,751	298
ION Geophysical Corp (a)	2,205	26	Jounce Therapeutics Inc (a)	3,345	14
Keane Group Inc (a)	8,903	112	Kadmon Holdings Inc (a)	16,370	39
Key Energy Services Inc (a)	2,207	20	Keryx Biopharmaceuticals Inc (a)	15,505	43
Liberty Oilfield Services Inc	7,611	144	Kura Oncology Inc (a)	4,635	50
MRC Global Inc (a)	5,636	89	La Jolla Pharmaceutical Co (a)	3,503	57
Oil States International Inc (a)	197,540	4,399	Madrigal Pharmaceuticals Inc (a)	17,469	3,334
Pioneer Energy Services Corp (a)	2,591	8	MannKind Corp (a)	23,003	42
Profire Energy Inc (a)	6,113	14	MediciNova Inc (a)	6,536	64
ProPetro Holding Corp (a)	13,883	245	Mersana Therapeutics Inc (a)	2,191	14
Select Energy Services Inc (a)	2,324	22	Minerva Neurosciences Inc (a)	4,321	47
Solaris Oilfield Infrastructure Inc (a)	4,597	61	Mirati Therapeutics Inc (a)	3,301	123
TETRA Technologies Inc (a)	18,364	55	Momenta Pharmaceuticals Inc (a)	12,597	158
Thermon Group Holdings Inc (a)	1,845	40	MyoKardia Inc (a)	4,236	224
US Silica Holdings Inc	5,912	83	Natural Health Trends Corp	1,614	37
		$5,430	Neogen Corp (a)	6,269	381
Packaging & Containers - 0.04%			Neurocrine Biosciences Inc (a)	102,308	10,962
Greif Inc - Class A	1,606	76	Ocular Therapeutix Inc (a)	6,636	33
Greif Inc - Class B	163	9	Odonate Therapeutics Inc (a)	1,484	22
KapStone Paper and Packaging Corp	16,467	576	Pacira Pharmaceuticals Inc/DE (a)	4,971	243
		$661	Phibro Animal Health Corp	3,371	145
Pharmaceuticals - 3.99%			Portola Pharmaceuticals Inc (a)	9,928	195
Achaogen Inc (a)	4,831	19	Progenics Pharmaceuticals Inc (a)	13,848	69
Adamas Pharmaceuticals Inc (a)	272,429	4,509	Proteostasis Therapeutics Inc (a)	4,404	27
Aeglea BioTherapeutics Inc (a)	3,210	28	Ra Pharmaceuticals Inc (a)	237	3
Aerie Pharmaceuticals Inc (a)	72,342	3,847	Reata Pharmaceuticals Inc (a)	74,316	4,380
Agios Pharmaceuticals Inc (a)	54,959	3,466	Recro Pharma Inc (a)	3,067	20
Aimmune Therapeutics Inc (a)	224,235	5,960	Revance Therapeutics Inc (a)	106,896	2,327
Akcea Therapeutics Inc (a)	2,384	53	Rhythm Pharmaceuticals Inc (a)	2,487	70
Akebia Therapeutics Inc (a)	7,143	53	Rocket Pharmaceuticals Inc (a)	3,406	54
Akorn Inc (a)	3,500	23	Sarepta Therapeutics Inc (a)	44,761	5,987
Amneal Pharmaceuticals Inc (a)	10,843	200	Senseonics Holdings Inc (a)	130,938	485
Amphastar Pharmaceuticals Inc (a)	2,698	48	Seres Therapeutics Inc (a)	3,847	26
Antares Pharma Inc (a)	25,958	78	SIGA Technologies Inc (a)	9,954	48
Apellis Pharmaceuticals Inc (a)	5,912	83	Sorrento Therapeutics Inc (a)	17,949	57
Aquestive Therapeutics Inc (a)	172,640	2,612	Spero Therapeutics Inc (a)	164	1
Array BioPharma Inc (a)	33,492	543	Spring Bank Pharmaceuticals Inc (a)	2,355	24
Ascendis Pharma A/S ADR(a)	46,756	3,006	Supernus Pharmaceuticals Inc (a)	9,540	454
Assertio Therapeutics Inc (a)	9,931	48	Synergy Pharmaceuticals Inc (a)	43,239	18
Athenex Inc (a)	7,210	87	Syros Pharmaceuticals Inc (a)	4,325	28
Athersys Inc (a)	17,688	33	Teligent Inc/NJ (a)	9,552	31
BioScrip Inc (a)	5,614	15	TG Therapeutics Inc (a)	9,698	44
BioSpecifics Technologies Corp (a)	928	57	TherapeuticsMD Inc (a)	22,803	111
Catalyst Pharmaceuticals Inc (a)	16,121	48	USANA Health Sciences Inc (a)	2,289	268
Clovis Oncology Inc (a)	7,813	91	Vanda Pharmaceuticals Inc (a)	8,427	160
Coherus Biosciences Inc (a)	118,762	1,389	Verrica Pharmaceuticals Inc (a)	1,374	18
Collegium Pharmaceutical Inc (a)	5,177	83	Vital Therapies Inc (a)	5,083	2
Corbus Pharmaceuticals Holdings Inc (a)	8,297	55	Voyager Therapeutics Inc (a)	3,505	48
Corcept Therapeutics Inc (a)	12,457	146	Xencor Inc (a)	7,582	248
Corium International Inc (a)	4,693	59	Zafgen Inc (a)	4,650	45
Corvus Pharmaceuticals Inc (a)	2,185	17	Zogenix Inc (a)	64,461	2,692
CTI BioPharma Corp (a)	10,835	19			$69,920
Cytokinetics Inc (a)	6,876	46	Pipelines - 0.00%
Diplomat Pharmacy Inc (a)	11,170	222	NextDecade Corp (a)	1,718	9
Durect Corp (a)	33,889	34	Private Equity - 0.07%
Eagle Pharmaceuticals Inc/DE (a)	1,739	86	GSV Capital Corp (a)	129,089	911
Enanta Pharmaceuticals Inc (a)	2,742	212	Kennedy-Wilson Holdings Inc	12,667	241
Endo International PLC (a)	1,853	31			$1,152
Fennec Pharmaceuticals Inc (a)	2,405	17	Real Estate - 0.06%
Flexion Therapeutics Inc (a)	5,495	74	Consolidated-Tomoka Land Co	347	20
G1 Therapeutics Inc (a)	84,478	3,380	Cushman & Wakefield PLC (a)	5,959	97
Global Blood Therapeutics Inc (a)	38,972	1,368	HFF Inc	7,413	272
GW Pharmaceuticals PLC ADR(a)	18,824	2,588	Marcus & Millichap Inc (a)	3,389	118
Heron Therapeutics Inc (a)	11,314	314	McGrath RentCorp	5,319	284
Heska Corp (a)	1,191	119	Newmark Group Inc	4,453	43
Horizon Pharma Plc (a)	20,639	376	Redfin Corp (a)	9,876	153
Immune Design Corp (a)	448	1	RMR Group Inc/The	1,253	95
Insys Therapeutics Inc (a)	4,461	38			$1,082

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs - 0.52%			Retail (continued)
Alexander's Inc	352	$111	Papa John's International Inc	1,258	$69
Americold Realty Trust	10,766	266	Party City Holdco Inc (a)	1,085	11
Armada Hoffler Properties Inc	2,868	43	PetIQ Inc (a)	1,904	60
City Office REIT Inc	1,822	20	PetMed Express Inc	3,381	94
Clipper Realty Inc	2,734	37	Potbelly Corp (a)	4,086	48
Easterly Government Properties Inc	1,897	34	PriceSmart Inc	70,573	4,951
EastGroup Properties Inc	4,384	420	RH (a)	3,942	456
First Industrial Realty Trust Inc	5,865	180	Rush Enterprises Inc - Class A	4,087	145
Four Corners Property Trust Inc	9,312	243	Rush Enterprises Inc - Class B	575	21
GEO Group Inc/The	6,137	136	Ruth's Hospitality Group Inc	5,126	139
Industrial Logistics Properties Trust	118,979	2,569	Sally Beauty Holdings Inc (a)	4,031	72
Monmouth Real Estate Investment Corp	203,382	3,043	Shake Shack Inc (a)	3,068	162
National Health Investors Inc	3,528	259	Sonic Corp	4,973	215
National Storage Affiliates Trust	2,632	70	Sportsman's Warehouse Holdings Inc (a)	7,991	40
NexPoint Residential Trust Inc	451	16	Tailored Brands Inc	11,880	250
Pennsylvania Real Estate Investment Trust	6,024	54	Texas Roadhouse Inc	12,276	742
PS Business Parks Inc	2,635	344	Tile Shop Holdings Inc	4,261	28
QTS Realty Trust Inc	2,999	115	Tilly's Inc	140,301	2,488
Ryman Hospitality Properties Inc	7,938	616	Urban Outfitters Inc (a)	56,677	2,236
Saul Centers Inc	1,894	90	Wingstop Inc	109,461	6,854
Tanger Factory Outlet Centers Inc	11,468	255	Winmark Corp	428	66
Universal Health Realty Income Trust	2,007	129	Zumiez Inc (a)	1,345	31
Urban Edge Properties	2,242	46			$128,669
		$9,096	Savings & Loans - 0.75%
Retail - 7.35%			Axos Financial Inc (a)	11,188	340
American Eagle Outfitters Inc	321,846	7,422	BSB Bancorp Inc/MA (a)	610	17
America's Car-Mart Inc/TX (a)	473	35	Entegra Financial Corp (a)	267	6
Asbury Automotive Group Inc (a)	4,616	301	First Financial Northwest Inc	628	9
At Home Group Inc (a)	5,509	151	FS Bancorp Inc	438	20
Beacon Roofing Supply Inc (a)	6,308	176	Greene County Bancorp Inc	552	18
Big Lots Inc	1,222	51	Hingham Institution for Savings	135	27
BJ's Restaurants Inc	4,745	290	Meridian Bancorp Inc	1,680	27
BJ's Wholesale Club Holdings Inc (a)	9,250	205	OceanFirst Financial Corp	113,871	2,883
Bloomin' Brands Inc	10,455	209	Pacific Premier Bancorp Inc (a)	166,285	4,861
BMC Stock Holdings Inc (a)	4,392	74	Southern Missouri Bancorp Inc	302	10
Boot Barn Holdings Inc (a)	4,866	120	Sterling Bancorp/DE	268,948	4,836
Brinker International Inc	7,207	312	Waterstone Financial Inc	711	12
Buckle Inc/The	1,263	26	WSFS Financial Corp	2,309	98
Carrols Restaurant Group Inc (a)	381,053	5,015			$13,164
Carvana Co (a)	4,030	156	Semiconductors - 1.55%
Casey's General Stores Inc	68,505	8,639	ACM Research Inc (a)	1,820	17
Cheesecake Factory Inc/The	5,328	258	Advanced Energy Industries Inc (a)	4,887	210
Children's Place Inc/The	51,837	7,744	Aquantia Corp (a)	3,769	36
Chuy's Holdings Inc (a)	78,380	1,910	Brooks Automation Inc	8,670	269
Conn's Inc (a)	1,720	48	Cabot Microelectronics Corp	4,990	487
Cracker Barrel Old Country Store Inc	2,424	385	CEVA Inc (a)	3,507	86
Dave & Buster's Entertainment Inc	7,715	459	Cirrus Logic Inc (a)	2,579	97
Del Taco Restaurants Inc (a)	186,536	2,033	Cohu Inc	2,776	58
Denny's Corp (a)	8,232	143	Diodes Inc (a)	4,267	129
Dine Brands Global Inc	2,649	215	Entegris Inc	17,721	470
Duluth Holdings Inc (a)	1,675	51	FormFactor Inc (a)	1,449	18
Fiesta Restaurant Group Inc (a)	3,330	86	Impinj Inc (a)	2,756	54
FirstCash Inc	7,761	624	Inphi Corp (a)	5,537	177
Five Below Inc (a)	191,338	21,777	Integrated Device Technology Inc (a)	113,843	5,329
Foundation Building Materials Inc (a)	1,447	14	Lattice Semiconductor Corp (a)	20,583	124
Freshpet Inc (a)	402,114	15,320	Marvell Technology Group Ltd	200,011	3,282
GMS Inc (a)	5,405	89	MaxLinear Inc (a)	7,969	155
Habit Restaurants Inc/The (a)	188,704	2,397	Monolithic Power Systems Inc	45,332	5,355
Hudson Ltd (a)	192,213	4,064	Nanometrics Inc (a)	4,024	129
Jack in the Box Inc	31,462	2,483	Power Integrations Inc	3,567	201
Kirkland's Inc (a)	1,079	11	Rudolph Technologies Inc (a)	5,677	118
La-Z-Boy Inc	2,510	70	Semtech Corp (a)	54,053	2,429
Lithia Motors Inc	1,752	156	Silicon Laboratories Inc (a)	96,545	7,872
MarineMax Inc (a)	2,783	63	SMART Global Holdings Inc (a)	1,870	52
Movado Group Inc	424	16	Synaptics Inc (a)	528	20
National Vision Holdings Inc (a)	183,119	7,587	Xperi Corp	1,932	25
New York & Co Inc (a)	6,487	26			$27,199
Noodles & Co (a)	152,648	1,439
Ollie's Bargain Outlet Holdings Inc (a)	181,276	16,841

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Software - 8.99%			Software (continued)
ACI Worldwide Inc (a)	13,533	$340	Workiva Inc (a)	193,061	$6,582
Allscripts Healthcare Solutions Inc (a)	8,913	106	Yext Inc (a)	10,307	198
Altair Engineering Inc (a)	225,644	8,606	Zuora Inc (a)	107,595	2,197
Alteryx Inc (a)	3,640	193	Zynga Inc (a)	699,658	2,547
Amber Road Inc (a)	4,671	42			$157,359
American Software Inc/GA	3,394	39	Storage & Warehousing - 0.01%
Appfolio Inc (a)	3,749	214	Mobile Mini Inc	4,995	205
Apptio Inc (a)	4,287	111	Telecommunications - 2.81%
Aspen Technology Inc (a)	163,010	13,838	8x8 Inc (a)	11,587	199
Avid Technology Inc (a)	4,269	23	A10 Networks Inc (a)	9,207	54
Benefitfocus Inc (a)	3,853	137	Acacia Communications Inc (a)	503	17
Blackbaud Inc	81,580	5,850	Aerohive Networks Inc (a)	7,131	27
Blackline Inc (a)	291,620	13,525	CalAmp Corp (a)	5,963	119
Bottomline Technologies DE Inc (a)	96,218	6,412	Calix Inc (a)	4,729	35
Box Inc (a)	117,693	2,118	Casa Systems Inc (a)	4,448	64
Brightcove Inc (a)	6,797	55	Ciena Corp (a)	531,242	16,607
Broadridge Financial Solutions Inc	37,609	4,398	Clearfield Inc (a)	1,818	22
Castlight Health Inc (a)	14,648	36	GCI Liberty Inc (a)	222,233	10,518
Cision Ltd (a)	9,492	140	Gogo Inc (a)	9,467	54
Cloudera Inc (a)	170,586	2,347	GTT Communications Inc (a)	61,843	2,220
CommVault Systems Inc (a)	7,725	450	HC2 Holdings Inc (a)	8,134	42
Computer Programs & Systems Inc	1,378	34	InterDigital Inc	3,498	248
Cornerstone OnDemand Inc (a)	6,782	334	Loral Space & Communications Inc (a)	2,098	94
Coupa Software Inc (a)	30,788	1,996	NETGEAR Inc (a)	866	48
CSG Systems International Inc	3,482	122	Ooma Inc (a)	3,030	46
Donnelley Financial Solutions Inc (a)	2,813	44	ORBCOMM Inc (a)	11,995	114
Ebix Inc	3,064	176	Plantronics Inc	6,676	394
Envestnet Inc (a)	41,211	2,144	Quantenna Communications Inc (a)	5,925	106
Everbridge Inc (a)	102,844	5,228	RigNet Inc (a)	464	8
Evolent Health Inc (a)	1,964	44	Shenandoah Telecommunications Co	5,819	221
Exela Technologies Inc (a)	7,103	43	Viavi Solutions Inc (a)	10,141	117
Fair Isaac Corp (a)	34,618	6,671	Vonage Holdings Corp (a)	1,342,890	17,807
Five9 Inc (a)	11,560	455			$49,181
Glu Mobile Inc (a)	336,334	2,371	Textiles - 0.01%
Guidewire Software Inc (a)	141,775	12,614	UniFirst Corp/MA	682	102
Hortonworks Inc (a)	8,751	156
HubSpot Inc (a)	71,758	9,734	Toys, Games & Hobbies - 0.00%
Immersion Corp (a)	5,061	51	Funko Inc (a)	2,139	40
Inovalon Holdings Inc (a)	12,432	117	Transportation - 1.89%
Instructure Inc (a)	107,839	4,027	Air Transport Services Group Inc (a)	144,682	2,836
j2 Global Inc	8,677	632	ArcBest Corp	2,181	81
LivePerson Inc (a)	7,230	163	Atlas Air Worldwide Holdings Inc (a)	60,243	3,110
LiveRamp Holdings Inc (a)	8,080	369	CryoPort Inc (a)	4,804	53
Majesco (a)	3,140	23	Daseke Inc (a)	210,530	1,280
Medidata Solutions Inc (a)	7,201	506	Echo Global Logistics Inc (a)	4,726	121
MINDBODY Inc (a)	5,475	174	Forward Air Corp	5,890	353
MobileIron Inc (a)	14,075	68	Hub Group Inc (a)	4,894	224
Model N Inc (a)	161,815	2,485	Knight-Swift Transportation Holdings Inc	458,364	14,667
Monotype Imaging Holdings Inc	3,775	66	Marten Transport Ltd	3,359	65
NantHealth Inc (a)	4,809	7	Matson Inc	4,949	174
New Relic Inc (a)	112,283	10,022	PAM Transportation Services Inc (a)	372	22
NextGen Healthcare Inc (a)	9,289	137	Saia Inc (a)	127,270	8,001
Omnicell Inc (a)	7,486	529	Universal Logistics Holdings Inc	1,576	43
Park City Group Inc (a)	2,878	25	US Xpress Enterprises Inc (a)	209,437	2,017
Pluralsight Inc (a)	90,532	2,029	USA Truck Inc (a)	1,776	35
Progress Software Corp	9,859	317	Werner Enterprises Inc	2,647	85
PROS Holdings Inc (a)	5,226	172			$33,167
QAD Inc	1,852	79	Trucking & Leasing - 0.00%
SailPoint Technologies Holding Inc (a)	384,518	10,012	General Finance Corp (a)	1,225	16
SecureWorks Corp (a)	822	14	Willis Lease Finance Corp (a)	224	8
SendGrid Inc (a)	5,102	185			$24
Simulations Plus Inc	2,525	51	Water - 0.03%
SPS Commerce Inc (a)	3,724	347	American States Water Co	4,202	257
SVMK Inc (a)	122,010	1,307	California Water Service Group	526	22
Tabula Rasa HealthCare Inc (a)	31,597	2,335	Global Water Resources Inc	2,234	25
Take-Two Interactive Software Inc (a)	10,173	1,311	Middlesex Water Co	2,368	107
Telenav Inc (a)	3,592	15	SJW Group	1,391	84
Ultimate Software Group Inc/The (a)	26,345	7,024
Upland Software Inc (a)	2,852	90

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)
Water (continued)
York Water Co/The	2,023	$63
		$558
TOTAL COMMON STOCKS		$1,684,538
INVESTMENT COMPANIES - 2.36%	Shares Held Value (000's)
Money Market Funds - 2.36%
Principal Government Money Market Fund	41,264,964	41,265
2.05%(d),(e)
TOTAL INVESTMENT COMPANIES		$41,265
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Investment Companies - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026	820	$17
TOTAL PREFERRED STOCKS		$17
Total Investments		$1,725,820
Other Assets and Liabilities - 1.45%		25,383
TOTAL NET ASSETS - 100.00%		$1,751,203

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $14 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.41%
Industrial	16.76%
Technology	16.48%
Consumer, Cyclical	13.85%
Communications	9.64%
Financial	7.82%
Investment Companies	2.36%
Basic Materials	1.94%
Energy	1.25%
Utilities	0.04%
Other Assets and Liabilities	1.45%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$714,921	$673,656		$41,265
	$—		$714,921	$673,656		$41,265

		Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$1,039	$—		$—		$—
	$1,039	$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2018	Long	139	$10,508			$(123)
Total						$(123)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund October 31, 2018

COMMON STOCKS - 96.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.02%			Banks (continued)
AAR Corp	54,283	$2,583	OFG Bancorp	73,898	$1,263
Aerojet Rocketdyne Holdings Inc (a)	116,857	4,127	Old National Bancorp/IN	255,970	4,569
Aerovironment Inc (a)	35,785	3,220	Opus Bank	36,297	689
Barnes Group Inc	79,130	4,479	Preferred Bank/Los Angeles CA	23,432	1,205
Cubic Corp	42,124	2,764	S&T Bancorp Inc	58,821	2,359
Kaman Corp	47,036	2,988	Seacoast Banking Corp of Florida (a)	79,241	2,085
Moog Inc	54,549	3,903	ServisFirst Bancshares Inc	76,798	2,763
National Presto Industries Inc	8,441	1,052	Simmons First National Corp	155,056	4,152
Triumph Group Inc	83,692	1,527	Southside Bancshares Inc	55,417	1,756
		$26,643	Tompkins Financial Corp	20,792	1,521
Agriculture - 0.34%			Triumph Bancorp Inc (a)	40,600	1,456
Andersons Inc/The	44,220	1,592	TrustCo Bank Corp NY	162,202	1,215
Universal Corp/VA	41,931	2,845	United Community Banks Inc/GA	132,967	3,307
		$4,437	Veritex Holdings Inc (a)	40,778	961
Airlines - 0.79%			Walker & Dunlop Inc	48,329	2,028
Allegiant Travel Co	21,453	2,449	Westamerica Bancorporation	44,811	2,608
Hawaiian Holdings Inc	85,247	2,950			$109,946
SkyWest Inc	87,499	5,013	Beverages - 0.22%
		$10,412	Coca-Cola Bottling Co Consolidated	7,799	1,346
Apparel - 1.16%			MGP Ingredients Inc	21,230	1,511
Crocs Inc (a)	114,408	2,350			$2,857
Oxford Industries Inc	28,457	2,532	Biotechnology - 2.40%
Steven Madden Ltd	134,163	4,195	Acorda Therapeutics Inc (a)	66,218	1,265
Unifi Inc (a)	24,339	557	AMAG Pharmaceuticals Inc (a)	57,920	1,245
Wolverine World Wide Inc	159,761	5,619	ANI Pharmaceuticals Inc (a)	13,900	675
		$15,253	Cambrex Corp (a)	55,878	2,978
Automobile Manufacturers - 0.11%			Emergent BioSolutions Inc (a)	73,955	4,525
Wabash National Corp	96,119	1,451	Innoviva Inc (a)	114,267	1,595
Automobile Parts & Equipment - 1.36%			Ligand Pharmaceuticals Inc (a)	35,458	5,844
American Axle & Manufacturing Holdings Inc (a)	187,647	2,847	Medicines Co/The (a)	110,342	2,567
Cooper Tire & Rubber Co	84,109	2,598	Myriad Genetics Inc (a)	125,507	5,652
Cooper-Standard Holdings Inc (a)	27,841	2,580	REGENXBIO Inc (a)	49,360	3,291
Garrett Motion Inc (a)	124,534	1,889	Spectrum Pharmaceuticals Inc (a)	166,084	1,976
Gentherm Inc (a)	61,264	2,674			$31,613
Methode Electronics Inc	62,143	1,839	Building Materials - 2.18%
Motorcar Parts of America Inc (a)	31,782	673	AAON Inc	68,494	2,362
Standard Motor Products Inc	33,915	1,835	American Woodmark Corp (a)	26,308	1,590
Superior Industries International Inc	38,673	380	Apogee Enterprises Inc	47,500	1,715
Titan International Inc	84,410	596	Boise Cascade Co	65,347	2,012
		$17,911	Gibraltar Industries Inc (a)	53,762	1,916
Banks - 8.36%			Griffon Corp	56,714	687
Ameris Bancorp	67,065	2,876	Patrick Industries Inc (a)	39,157	1,704
Banner Corp	54,315	3,141	PGT Innovations Inc (a)	97,645	1,978
Boston Private Financial Holdings Inc	142,082	1,918	Quanex Building Products Corp	59,083	876
Central Pacific Financial Corp	49,435	1,337	Simpson Manufacturing Co Inc	70,049	3,999
City Holding Co	25,968	1,916	Trex Co Inc (a)	98,668	6,048
Columbia Banking System Inc	123,106	4,566	Universal Forest Products Inc	103,551	2,928
Community Bank System Inc	85,868	5,014	US Concrete Inc (a)	26,845	876
Customers Bancorp Inc (a)	48,954	1,003			$28,691
CVB Financial Corp	172,078	3,760	Chemicals - 2.73%
Fidelity Southern Corp	37,037	860	A. Schulman Inc. (a),(b)	48,796	93
First BanCorp/Puerto Rico (a)	364,897	3,368	AdvanSix Inc (a)	50,961	1,414
First Commonwealth Financial Corp	168,627	2,276	American Vanguard Corp	44,834	722
First Financial Bancorp	164,487	4,305	Balchem Corp	54,119	5,068
First Financial Bankshares Inc	113,695	6,707	Hawkins Inc	16,198	545
First Midwest Bancorp Inc/IL	173,321	3,979	HB Fuller Co	85,035	3,781
Franklin Financial Network Inc (a)	20,448	693	Ingevity Corp (a)	70,644	6,434
Glacier Bancorp Inc	141,999	6,021	Innophos Holdings Inc	32,945	965
Great Western Bancorp Inc	98,981	3,628	Innospec Inc	41,022	2,745
Green Bancorp Inc	44,506	823	Koppers Holdings Inc (a)	35,581	952
Hanmi Financial Corp	54,627	1,146	Kraton Corp (a)	53,574	1,476
Heritage Financial Corp/WA	55,750	1,824	Quaker Chemical Corp	22,398	4,030
Hope Bancorp Inc	207,461	3,004	Rayonier Advanced Materials Inc	86,046	1,065
Independent Bank Corp/Rockland MA	46,267	3,630	Rogers Corp (a)	30,890	3,801
LegacyTexas Financial Group Inc	75,557	2,911	Stepan Co	34,057	2,813
Meta Financial Group Inc	46,080	1,163			$35,904
National Bank Holdings Corp	43,377	1,464
NBT Bancorp Inc	73,346	2,676

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Coal - 0.25%			Distribution & Wholesale (continued)
Cloud Peak Energy Inc (a)	127,318	$218	Fossil Group Inc (a)	76,341	$1,657
CONSOL Energy Inc (a)	47,049	1,874	G-III Apparel Group Ltd (a)	70,234	2,800
SunCoke Energy Inc (a)	108,752	1,218	ScanSource Inc (a)	43,002	1,672
		$3,310	Veritiv Corp (a)	21,297	710
Commercial Services - 5.60%					$17,558
ABM Industries Inc	110,641	3,402	Diversified Financial Services - 1.81%
American Public Education Inc (a)	27,596	903	Blucora Inc (a)	80,048	2,315
AMN Healthcare Services Inc (a)	79,795	4,039	Encore Capital Group Inc (a)	43,005	1,093
Cardtronics PLC (a)	62,725	1,704	Enova International Inc (a)	57,384	1,357
Career Education Corp (a)	117,143	1,685	Granite Point Mortgage Trust Inc	73,012	1,359
CorVel Corp (a)	15,545	901	Greenhill & Co Inc	32,228	711
Cross Country Healthcare Inc (a)	60,981	538	HomeStreet Inc (a)	45,341	1,178
EVERTEC Inc	101,406	2,645	INTL. FCStone Inc (a)	26,683	1,208
Forrester Research Inc	17,005	685	Investment Technology Group Inc	55,427	1,523
FTI Consulting Inc (a)	64,193	4,436	Piper Jaffray Cos	25,485	1,768
Green Dot Corp (a)	79,487	6,020	PRA Group Inc (a)	76,111	2,347
Heidrick & Struggles International Inc	31,854	1,099	Virtus Investment Partners Inc	12,040	1,196
HMS Holdings Corp (a)	140,230	4,041	Waddell & Reed Financial Inc	134,006	2,556
Insperity Inc	64,097	7,041	WageWorks Inc (a)	66,597	2,651
Kelly Services Inc	52,285	1,228	WisdomTree Investments Inc	195,467	1,519
Korn/Ferry International	95,669	4,319	World Acceptance Corp (a)	10,445	1,060
LSC Communications Inc	56,068	529			$23,841
Matthews International Corp	53,929	2,245	Electric - 0.73%
Medifast Inc	20,078	4,250	Avista Corp	110,365	5,675
Monro Inc	55,252	4,111	El Paso Electric Co	68,367	3,900
Navigant Consulting Inc	75,615	1,633			$9,575
Nutrisystem Inc	49,470	1,759	Electrical Components & Equipment - 0.45%
Rent-A-Center Inc/TX (a)	74,618	1,063	Encore Wire Corp	35,030	1,548
Resources Connection Inc	50,361	822	Insteel Industries Inc	30,464	796
RR Donnelley & Sons Co	118,282	694	Powell Industries Inc	14,647	427
Strategic Education Inc	36,145	4,548	SPX Corp (a)	72,332	2,121
Team Inc (a)	50,442	1,004	Vicor Corp (a)	26,971	1,081
Travelport Worldwide Ltd	212,045	3,172			$5,973
TrueBlue Inc (a)	68,260	1,593	Electronics - 3.13%
Viad Corp	34,151	1,636	Alarm.com Holdings Inc (a)	58,499	2,602
		$73,745	Applied Optoelectronics Inc (a)	31,442	617
Computers - 2.95%			Badger Meter Inc	48,916	2,402
3D Systems Corp (a)	191,586	2,314	Bel Fuse Inc	16,530	364
Agilysys Inc (a)	29,644	482	Benchmark Electronics Inc	78,272	1,709
CACI International Inc (a)	41,507	7,407	Brady Corp	80,985	3,263
Cray Inc (a)	68,595	1,557	Comtech Telecommunications Corp	39,723	1,109
Diebold Nixdorf Inc	127,849	499	Control4 Corp (a)	43,844	1,224
Electronics For Imaging Inc (a)	74,556	2,270	Electro Scientific Industries Inc (a)	57,357	1,663
Engility Holdings Inc (a)	30,435	944	FARO Technologies Inc (a)	28,527	1,442
ExlService Holdings Inc (a)	57,650	3,695	II-VI Inc (a)	98,779	3,678
Insight Enterprises Inc (a)	59,590	3,080	Itron Inc (a)	56,124	2,926
Mercury Systems Inc (a)	81,339	3,812	KEMET Corp	96,378	2,099
MTS Systems Corp	30,008	1,421	Knowles Corp (a)	151,381	2,449
OneSpan Inc (a)	52,716	774	OSI Systems Inc (a)	28,270	1,955
Qualys Inc (a)	56,348	4,014	Park Electrochemical Corp	32,314	571
Sykes Enterprises Inc (a)	66,909	2,052	Plexus Corp (a)	54,158	3,163
TTEC Holdings Inc	23,273	580	Sanmina Corp (a)	114,184	2,889
Unisys Corp (a)	85,709	1,578	TTM Technologies Inc (a)	155,028	1,814
Virtusa Corp (a)	45,972	2,280	Watts Water Technologies Inc	46,716	3,272
		$38,759			$41,211
Consumer Products - 0.49%			Energy - Alternate Sources - 0.55%
Central Garden & Pet Co (a)	17,345	563	FutureFuel Corp	43,361	711
Central Garden & Pet Co - A Shares (a)	68,630	2,035	Green Plains Inc	65,432	1,115
WD-40 Co	23,307	3,894	Renewable Energy Group Inc (a)	62,600	1,946
		$6,492	REX American Resources Corp (a)	9,605	712
Cosmetics & Personal Care - 0.24%			SolarEdge Technologies Inc (a)	71,856	2,783
Avon Products Inc (a)	743,198	1,457			$7,267
Inter Parfums Inc	28,943	1,707	Engineering & Construction - 0.97%
		$3,164	Aegion Corp (a)	54,288	1,051
Distribution & Wholesale - 1.33%			Comfort Systems USA Inc	62,578	3,347
Anixter International Inc (a)	48,352	3,176	Exponent Inc	87,431	4,412
Core-Mark Holding Co Inc	77,176	2,964	MYR Group Inc (a)	27,834	929
Dorman Products Inc (a)	49,066	3,877	Orion Group Holdings Inc (a)	48,540	229
Essendant Inc	55,122	702

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Home Builders - 1.22%
TopBuild Corp (a)	59,879	$2,732	Cavco Industries Inc (a)	14,322	$2,873
		$12,700	Installed Building Products Inc (a)	37,171	1,132
Entertainment - 0.06%			LCI Industries	42,366	2,938
Monarch Casino & Resort Inc (a)	19,832	769	LGI Homes Inc (a)	31,182	1,334
Environmental Control - 0.66%			M/I Homes Inc (a)	48,004	1,160
Tetra Tech Inc	92,969	6,140	MDC Holdings Inc	75,858	2,132
US Ecology Inc	36,938	2,583	Meritage Homes Corp (a)	64,199	2,391
		$8,723	William Lyon Homes (a)	55,713	756
Food - 1.71%			Winnebago Industries Inc	48,206	1,329
B&G Foods Inc	110,775	2,885			$16,045
Calavo Growers Inc	26,270	2,548	Home Furnishings - 0.62%
Cal-Maine Foods Inc	50,813	2,473	Daktronics Inc	65,927	482
Chefs' Warehouse Inc/The (a)	38,848	1,306	Ethan Allen Interiors Inc	41,453	793
Darling Ingredients Inc (a)	276,643	5,715	iRobot Corp (a)	46,046	4,060
Dean Foods Co	153,521	1,227	Sleep Number Corp (a)	58,625	2,132
J&J Snack Foods Corp	25,157	3,929	Universal Electronics Inc (a)	23,239	727
John B Sanfilippo & Son Inc	14,698	927			$8,194
Seneca Foods Corp - Class A (a)	11,358	359	Insurance - 3.63%
SpartanNash Co	60,373	1,078	Ambac Financial Group Inc (a)	76,164	1,567
		$22,447	American Equity Investment Life Holding Co	151,683	4,736
Forest Products & Paper - 0.45%			AMERISAFE Inc	32,376	2,107
Clearwater Paper Corp (a)	27,657	668	eHealth Inc (a)	27,064	930
Neenah Inc	28,282	2,275	Employers Holdings Inc	55,041	2,530
PH Glatfelter Co	73,556	1,317	HCI Group Inc	12,324	538
Schweitzer-Mauduit International Inc	51,677	1,649	Horace Mann Educators Corp	68,911	2,707
		$5,909	James River Group Holdings Ltd	50,284	1,936
Gas - 1.03%			Maiden Holdings Ltd	115,867	407
Northwest Natural Holding Co	48,388	3,135	Navigators Group Inc/The	39,009	2,697
South Jersey Industries Inc	143,662	4,244	NMI Holdings Inc (a)	110,477	2,335
Spire Inc	85,130	6,179	ProAssurance Corp	90,088	3,957
		$13,558	RLI Corp	65,558	4,847
			Safety Insurance Group Inc	24,400	2,032
Hand & Machine Tools - 0.21%			Selective Insurance Group Inc	98,851	6,410
Franklin Electric Co Inc	65,147	2,764	Stewart Information Services Corp	39,894	1,647
Healthcare - Products - 2.93%			Third Point Reinsurance Ltd (a)	132,236	1,463
AngioDynamics Inc (a)	62,292	1,273	United Fire Group Inc	35,776	1,926
BioTelemetry Inc (a)	54,979	3,194	United Insurance Holdings Corp	35,973	709
CONMED Corp	43,451	2,930	Universal Insurance Holdings Inc	53,904	2,263
CryoLife Inc (a)	56,845	1,761			$47,744
Cutera Inc (a)	23,248	472	Internet - 1.84%
Integer Holdings Corp (a)	49,718	3,702	Cogent Communications Holdings Inc	70,243	3,651
Invacare Corp	55,832	721	ePlus Inc (a)	23,051	1,957
Lantheus Holdings Inc (a)	64,349	899	HealthStream Inc	42,903	1,129
LeMaitre Vascular Inc	26,486	707	Liquidity Services Inc (a)	43,178	257
Luminex Corp	69,702	2,005	New Media Investment Group Inc	91,172	1,281
Meridian Bioscience Inc	71,230	1,155	NIC Inc	111,830	1,488
Merit Medical Systems Inc (a)	91,962	5,253	Perficient Inc (a)	58,487	1,463
MiMedx Group Inc (a)	171,630	999	QuinStreet Inc (a)	61,770	982
Natus Medical Inc (a)	56,184	1,679	Shutterfly Inc (a)	56,186	2,809
OraSure Technologies Inc (a)	102,781	1,429	Shutterstock Inc	31,135	1,273
Orthofix Medical Inc (a)	31,774	1,932	Stamps.com Inc (a)	28,672	5,797
Repligen Corp (a)	65,504	3,552	TechTarget Inc (a)	36,619	744
Surmodics Inc (a)	22,433	1,423	XO Group Inc (a)	41,350	1,431
Tactile Systems Technology Inc (a)	28,026	1,835			$24,262
Varex Imaging Corp (a)	63,866	1,658
		$38,579	Iron & Steel - 0.15%
			AK Steel Holding Corp (a)	530,102	1,961
Healthcare - Services - 1.91%			Leisure Products & Services - 0.64%
Amedisys Inc (a)	48,674	5,354
Community Health Systems Inc (a)	195,322	617	Callaway Golf Co	149,152	3,192
Ensign Group Inc/The	82,263	3,047	Fox Factory Holding Corp (a)	63,546	3,414
LHC Group Inc (a)	48,958	4,476	Nautilus Inc (a)	50,822	622
Magellan Health Inc (a)	41,255	2,684	Vista Outdoor Inc (a)	96,655	1,208
Providence Service Corp/The (a)	18,508	1,223			$8,436
Quorum Health Corp (a)	42,041	168	Lodging - 0.29%
Select Medical Holdings Corp (a)	181,960	3,017	Belmond Ltd (a)	150,497	2,577
Tivity Health Inc (a)	67,217	2,313	Marcus Corp/The	33,068	1,290
US Physical Therapy Inc	21,315	2,292			$3,867
		$25,191	Machinery - Construction & Mining - 0.11%
			Astec Industries Inc	38,801	1,459

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified - 1.62%			Oil & Gas Services (continued)
Alamo Group Inc	16,158	$1,385	CARBO Ceramics Inc (a)	35,889	$173
Albany International Corp	48,723	3,410	Era Group Inc (a)	34,253	388
Applied Industrial Technologies Inc	65,057	4,276	Exterran Corp (a)	52,805	1,103
Briggs & Stratton Corp	71,218	1,035	Flotek Industries Inc (a)	87,087	158
Chart Industries Inc (a)	52,079	3,544	Geospace Technologies Corp (a)	22,846	291
DXP Enterprises Inc/TX (a)	26,584	845	Gulf Island Fabrication Inc	23,001	196
Ichor Holdings Ltd (a)	40,927	726	Helix Energy Solutions Group Inc (a)	233,919	1,993
Lindsay Corp	18,073	1,728	KLX Energy Services Holdings Inc (a)	34,101	985
SPX FLOW Inc (a)	71,484	2,447	Matrix Service Co (a)	45,119	917
Tennant Co	30,367	1,856	Newpark Resources Inc (a)	152,147	1,249
		$21,252	Oil States International Inc (a)	100,783	2,245
Media - 0.42%			Pioneer Energy Services Corp (a)	131,412	390
EW Scripps Co/The	96,479	1,623	ProPetro Holding Corp (a)	123,521	2,180
Gannett Co Inc	189,848	1,841	SEACOR Holdings Inc (a)	28,783	1,381
Scholastic Corp	46,515	2,018	TETRA Technologies Inc (a)	211,158	627
		$5,482	US Silica Holdings Inc	130,172	1,822
Metal Fabrication & Hardware - 0.49%					$20,997
AZZ Inc	43,729	1,939	Packaging & Containers - 0.49%
CIRCOR International Inc	33,329	1,084	KapStone Paper and Packaging Corp	149,591	5,236
Mueller Industries Inc	96,761	2,356	Multi-Color Corp	23,417	1,245
Olympic Steel Inc	15,351	289			$6,481
TimkenSteel Corp (a)	65,921	767	Pharmaceuticals - 2.57%
		$6,435	Akorn Inc (a)	157,975	1,054
Mining - 0.40%			Amphastar Pharmaceuticals Inc (a)	58,288	1,046
Century Aluminum Co (a)	82,423	655	Anika Therapeutics Inc (a)	24,504	876
Kaiser Aluminum Corp	27,944	2,665	Assertio Therapeutics Inc (a)	107,388	522
Materion Corp	34,000	1,932	Corcept Therapeutics Inc (a)	177,433	2,085
		$5,252	Cytokinetics Inc (a)	91,783	614
Miscellaneous Manufacturers - 3.61%			Diplomat Pharmacy Inc (a)	95,010	1,885
Actuant Corp	102,312	2,440	Eagle Pharmaceuticals Inc/DE (a)	18,718	922
Axon Enterprise Inc (a)	97,984	6,048	Enanta Pharmaceuticals Inc (a)	26,370	2,035
EnPro Industries Inc	35,219	2,191	Endo International PLC (a)	334,850	5,673
ESCO Technologies Inc	43,534	2,665	Heska Corp (a)	11,337	1,136
Fabrinet (a)	61,249	2,653	Lannett Co Inc (a)	56,863	208
Federal Signal Corp	101,144	2,224	Momenta Pharmaceuticals Inc (a)	131,581	1,646
Harsco Corp (a)	135,832	3,731	Neogen Corp (a)	87,088	5,288
Haynes International Inc	21,017	609	Owens & Minor Inc	104,704	827
Hillenbrand Inc	104,691	5,015	Phibro Animal Health Corp	33,808	1,451
John Bean Technologies Corp	53,100	5,521	Progenics Pharmaceuticals Inc (a)	140,776	705
LSB Industries Inc (a)	34,135	259	Supernus Pharmaceuticals Inc (a)	87,728	4,172
Lydall Inc (a)	29,201	872	Vanda Pharmaceuticals Inc (a)	88,311	1,675
Myers Industries Inc	59,147	938			$33,820
Proto Labs Inc (a)	45,408	5,424	Real Estate - 0.34%
Raven Industries Inc	60,321	2,623	HFF Inc	65,720	2,415
Standex International Corp	21,549	1,748	RE/MAX Holdings Inc	29,816	1,115
Sturm Ruger & Co Inc	29,332	1,742	Whitestone REIT	66,776	899
Tredegar Corp	42,941	799			$4,429
		$47,502	REITs - 6.62%
Office Furnishings - 0.12%			Acadia Realty Trust	136,937	3,812
Interface Inc	99,958	1,628	Agree Realty Corp	52,139	2,986
Oil & Gas - 1.74%			American Assets Trust Inc	63,473	2,435
Bonanza Creek Energy Inc (a)	31,407	809	Apollo Commercial Real Estate Finance Inc	188,090	3,519
Carrizo Oil & Gas Inc (a)	143,150	2,607	Armada Hoffler Properties Inc	82,146	1,231
Denbury Resources Inc (a)	773,929	2,670	ARMOUR Residential REIT Inc	70,446	1,534
HighPoint Resources Corp (a)	185,576	690	Capstead Mortgage Corp	155,418	1,066
Laredo Petroleum Inc (a)	256,816	1,346	CareTrust REIT Inc	136,060	2,403
Noble Corp PLC (a)	414,628	2,081	CBL & Associates Properties Inc	290,104	957
Par Pacific Holdings Inc (a)	47,022	831	Cedar Realty Trust Inc	148,228	559
PDC Energy Inc (a)	111,012	4,712	Chatham Lodging Trust	77,084	1,503
Penn Virginia Corp (a)	22,516	1,549	Chesapeake Lodging Trust	101,474	2,982
Ring Energy Inc (a)	95,372	680	Community Healthcare Trust Inc	29,050	863
SRC Energy Inc (a)	407,464	2,885	DiamondRock Hospitality Co	349,200	3,649
Unit Corp (a)	90,874	2,102	Easterly Government Properties Inc	101,455	1,843
		$22,962	EastGroup Properties Inc	60,043	5,752
Oil & Gas Services - 1.60%			Four Corners Property Trust Inc	112,299	2,929
Archrock Inc	217,435	2,231	Franklin Street Properties Corp	180,163	1,254
Bristow Group Inc (a)	60,090	662	Getty Realty Corp	56,324	1,511
C&J Energy Services Inc (a)	106,811	2,006	Global Net Lease Inc	119,806	2,426
			Government Properties Income Trust	166,613	1,471

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Retail (continued)
Hersha Hospitality Trust	60,871	$1,069	Vitamin Shoppe Inc (a)	26,269	$204
Independence Realty Trust Inc	147,274	1,460	Wingstop Inc	49,185	3,080
Invesco Mortgage Capital Inc	187,575	2,829	Zumiez Inc (a)	31,728	738
iStar Inc	114,196	1,199			$79,461
Kite Realty Group Trust	140,575	2,227	Savings & Loans - 1.54%
Lexington Realty Trust	358,725	2,787	Axos Financial Inc (a)	92,817	2,818
LTC Properties Inc	66,592	2,848	Banc of California Inc	71,665	1,143
National Storage Affiliates Trust	94,970	2,529	Berkshire Hills Bancorp Inc	67,924	2,267
New York Mortgage Trust Inc	233,640	1,435	Brookline Bancorp Inc	135,110	2,094
Pennsylvania Real Estate Investment Trust	107,718	964	Dime Community Bancshares Inc	53,495	862
PennyMac Mortgage Investment Trust	102,407	1,978	Flagstar Bancorp Inc (a)	49,371	1,520
PS Business Parks Inc	33,524	4,378	Northfield Bancorp Inc	78,998	1,040
Ramco-Gershenson Properties Trust	134,670	1,788	Northwest Bancshares Inc	173,325	2,798
Redwood Trust Inc	139,334	2,288	Oritani Financial Corp	65,953	964
Retail Opportunity Investments Corp	189,477	3,333	Pacific Premier Bancorp Inc (a)	75,470	2,206
Saul Centers Inc	19,281	921	Provident Financial Services Inc	103,290	2,520
Summit Hotel Properties Inc	175,984	2,027			$20,232
Universal Health Realty Income Trust	21,246	1,362	Semiconductors - 2.99%
Urstadt Biddle Properties Inc	50,093	997	Advanced Energy Industries Inc (a)	65,718	2,828
Washington Prime Group Inc	312,589	2,001	Axcelis Technologies Inc (a)	54,364	938
		$87,105	Brooks Automation Inc	118,683	3,683
Retail - 6.04%			Cabot Microelectronics Corp	42,929	4,191
Abercrombie & Fitch Co	112,528	2,217	CEVA Inc (a)	37,016	912
Asbury Automotive Group Inc (a)	34,195	2,226	Cohu Inc	67,868	1,412
Ascena Retail Group Inc (a)	290,173	1,117	CTS Corp	55,592	1,484
Barnes & Noble Education Inc (a)	60,697	347	Diodes Inc (a)	66,482	2,007
Barnes & Noble Inc	95,691	606	DSP Group Inc (a)	32,801	401
BJ's Restaurants Inc	35,314	2,161	FormFactor Inc (a)	124,099	1,519
Buckle Inc/The	47,768	974	Kopin Corp (a)	102,998	230
Caleres Inc	72,561	2,482	Kulicke & Soffa Industries Inc	113,531	2,308
Cato Corp/The	38,491	742	MaxLinear Inc (a)	104,898	2,036
Chico's FAS Inc	211,189	1,620	Nanometrics Inc (a)	40,555	1,300
Children's Place Inc/The	27,554	4,117	Photronics Inc (a)	114,902	1,119
Chuy's Holdings Inc (a)	28,474	694	Power Integrations Inc	49,408	2,783
Dave & Buster's Entertainment Inc	66,150	3,939	Rambus Inc (a)	180,354	1,571
Dine Brands Global Inc	29,735	2,410	Rudolph Technologies Inc (a)	53,598	1,114
DSW Inc	114,598	3,043	Semtech Corp (a)	111,262	5,000
El Pollo Loco Holdings Inc (a)	36,975	463	Ultra Clean Holdings Inc (a)	65,417	688
Express Inc (a)	125,211	1,103	Veeco Instruments Inc (a)	81,976	780
EZCORP Inc (a)	86,518	860	Xperi Corp	82,491	1,072
Fiesta Restaurant Group Inc (a)	39,398	1,017			$39,376
FirstCash Inc	74,475	5,988	Software - 2.58%
Francesca's Holdings Corp (a)	60,597	184	Bottomline Technologies DE Inc (a)	61,493	4,098
GameStop Corp	171,158	2,499	Computer Programs & Systems Inc	20,116	503
Genesco Inc (a)	33,461	1,432	CSG Systems International Inc	56,309	1,976
Group 1 Automotive Inc	31,780	1,835	Digi International Inc (a)	45,773	531
Guess? Inc	95,293	2,024	Donnelley Financial Solutions Inc (a)	57,126	888
Haverty Furniture Cos Inc	32,263	654	Ebix Inc	38,093	2,183
Hibbett Sports Inc (a)	31,833	556	LivePerson Inc (a)	96,465	2,180
JC Penney Co Inc (a)	528,906	777	ManTech International Corp/VA	44,338	2,540
Kirkland's Inc (a)	26,354	266	MicroStrategy Inc (a)	15,847	1,996
La-Z-Boy Inc	78,442	2,181	Monotype Imaging Holdings Inc	70,741	1,240
Lithia Motors Inc	38,989	3,473	NextGen Healthcare Inc (a)	79,842	1,179
Lumber Liquidators Holdings Inc (a)	48,034	574	Omnicell Inc (a)	65,978	4,665
MarineMax Inc (a)	37,791	860	PDF Solutions Inc (a)	46,442	372
Movado Group Inc	27,767	1,069	Progress Software Corp	75,632	2,431
Office Depot Inc	931,553	2,385	SPS Commerce Inc (a)	29,362	2,733
PetMed Express Inc	34,756	971	Tabula Rasa HealthCare Inc (a)	28,228	2,085
Red Robin Gourmet Burgers Inc (a)	21,838	659	TiVo Corp	207,960	2,288
Regis Corp (a)	55,663	937			$33,888
RH (a)	32,873	3,804	Storage & Warehousing - 0.23%
Ruth's Hospitality Group Inc	47,932	1,296	Mobile Mini Inc	75,031	3,085
Shake Shack Inc (a)	43,193	2,284
Shoe Carnival Inc	17,559	715	Telecommunications - 2.54%
Sonic Automotive Inc	39,695	719	8x8 Inc (a)	156,794	2,695
Sonic Corp	57,599	2,493	ADTRAN Inc	80,209	1,078
Tailored Brands Inc	83,669	1,758	ATN International Inc	18,231	1,540
Tile Shop Holdings Inc	65,528	426	CalAmp Corp (a)	59,278	1,182
Vera Bradley Inc (a)	36,523	482	Cincinnati Bell Inc (a)	84,271	1,196
			Consolidated Communications Holdings Inc	119,714	1,499

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Telecommunications (continued)			(b)	Fair value of these investments is determined in good faith by the Manager
Extreme Networks Inc (a)	198,793	$1,103	under procedures established and periodically reviewed by the Board of
Finisar Corp (a)	196,930	3,287	Directors. Certain inputs used in the valuation may be unobservable; however,
Frontier Communications Corp	177,774	855	each security is evaluated individually for purposes of ASC 820 which results
Harmonic Inc (a)	144,544	797	in not all securities being identified as Level 3 of the fair value hierarchy. At
Iridium Communications Inc (a)	161,889	3,207	the end of the period, the fair value of these securities totaled $93 or 0.01% of
NETGEAR Inc (a)	53,442	2,965	net assets.
Oclaro Inc (a)	286,777	2,357	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Spok Holdings Inc	30,405	426	Investment Company Act of 1940) or an affiliate as defined by the Investment
Viavi Solutions Inc (a)	380,905	4,392	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Vonage Holdings Corp (a)	369,518	4,900	voting shares of the security). Please see affiliated sub-schedule for
		$33,479	transactional information.
Textiles - 0.29%			(d) Current yield shown is as of period end.
UniFirst Corp/MA	25,921	3,870
Transportation - 1.42%			Portfolio Summary (unaudited)
ArcBest Corp	43,153	1,602	Sector	Percent
Atlas Air Worldwide Holdings Inc (a)	42,969	2,218	Financial	22.30%
Echo Global Logistics Inc (a)	47,964	1,233	Consumer, Non-cyclical	18.41%
Forward Air Corp	49,310	2,958	Industrial	17.56%
Heartland Express Inc	79,837	1,554	Consumer, Cyclical	14.26%
Hub Group Inc (a)	56,653	2,596	Technology	8.52%
Marten Transport Ltd	65,204	1,256	Communications	4.80%
Matson Inc	71,738	2,517	Energy	4.14%
Saia Inc (a)	43,168	2,713	Investment Companies	3.78%
		$18,647	Basic Materials	3.73%
Trucking & Leasing - 0.20%			Utilities	2.31%
Greenbrier Cos Inc/The	54,085	2,566	Other Assets and Liabilities	0.19%
Water - 0.55%			TOTAL NET ASSETS	100.00%
American States Water Co	61,719	3,779
California Water Service Group	80,764	3,392
		$7,171
TOTAL COMMON STOCKS		$1,263,741
INVESTMENT COMPANIES - 3.78%	Shares Held Value (000's)
Exchange Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF	14,044	1,096
Money Market Funds - 3.69%
Principal Government Money Market Fund	48,612,127	48,612
2.05%(c),(d)
TOTAL INVESTMENT COMPANIES		$49,708
Total Investments		$1,313,449
Other Assets and Liabilities - 0.19%		2,472
TOTAL NET ASSETS - 100.00%		$1,315,921

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$293,948	$245,336		$48,612
	$—		$293,948	$245,336		$48,612

		Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$381	$—		$—		$—
	$381	$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2018	Long	672	$50,800			$(1,281)
Total						$(1,281)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS - 95.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Automobile Parts & Equipment (continued)
Boston Omaha Corp (a)	637	$17	Tower International Inc	56,807	$1,686
Clear Channel Outdoor Holdings Inc	4,986	29			$17,763
MDC Partners Inc (a)	437,930	1,082	Banks - 12.52%
		$1,128	1st Constitution Bancorp	1,069	22
Aerospace & Defense - 1.46%			1st Source Corp	10,462	488
AAR Corp	170,286	8,102	Access National Corp	28,962	752
Aerovironment Inc (a)	3,950	355	ACNB Corp	1,017	41
Astronics Corp (a)	26,051	760	American National Bankshares Inc	11,386	411
Astronics Corp - Class B (a)	2,230	65	Ames National Corp	1,263	35
Barnes Group Inc	28,623	1,621	Arrow Financial Corp	17,475	614
Cubic Corp	645	42	Atlantic Capital Bancshares Inc (a)	1,137	17
Curtiss-Wright Corp	150	16	Auburn National Bancorporation Inc	399	16
Ducommun Inc (a)	1,421	53	BancFirst Corp	2,521	145
Esterline Technologies Corp (a)	9,138	1,072	Bancorp Inc/The (a)	29,962	314
Kratos Defense & Security Solutions Inc (a)	5,420	68	BancorpSouth Bank	21,113	606
Moog Inc	29,557	2,115	Bank of Commerce Holdings	2,445	29
National Presto Industries Inc	11,153	1,390	Bank of Marin Bancorp	16,828	1,430
Triumph Group Inc	5,321	97	Bank of NT Butterfield & Son Ltd/The	38,071	1,534
		$15,756	Bank of Princeton/The	849	24
Agriculture - 0.12%			Bankwell Financial Group Inc	874	27
Andersons Inc/The	4,168	150	Banner Corp	4,811	278
Limoneira Co	4,452	109	Bar Harbor Bankshares	29,243	747
Pyxus International Inc (a)	1,097	26	Baycom Corp (a)	1,504	36
Tejon Ranch Co (a)	1,490	28	BCB Bancorp Inc	2,306	29
Universal Corp/VA	3,646	248	Blue Hills Bancorp Inc	1,230	29
Vector Group Ltd	54,637	739	Boston Private Financial Holdings Inc	37,410	505
		$1,300	Bridge Bancorp Inc	13,798	410
Airlines - 0.48%			Bridgewater Bancshares Inc (a)	1,060	12
Allegiant Travel Co	13,546	1,546	Bryn Mawr Bank Corp	5,567	222
Hawaiian Holdings Inc	50,649	1,753	C&F Financial Corp	560	27
Mesa Air Group Inc (a)	1,059	15	Cadence BanCorp	8,072	178
SkyWest Inc	7,478	429	Cambridge Bancorp	403	34
Spirit Airlines Inc (a)	28,717	1,490	Camden National Corp	11,323	460
		$5,233	Capital City Bank Group Inc	2,198	52
Apparel - 1.14%			Capstar Financial Holdings Inc	1,035	15
Carter's Inc	77,100	7,400	Carolina Financial Corp	12,636	419
Columbia Sportswear Co	2,820	255	Cathay General Bancorp	50,534	1,903
Deckers Outdoor Corp (a)	1,310	167	CB Financial Services Inc	602	17
Rocky Brands Inc	1,061	30	CBTX Inc	2,430	81
Unifi Inc (a)	2,484	57	CenterState Bank Corp	19,255	474
Weyco Group Inc	931	29	Central Pacific Financial Corp	8,162	221
Wolverine World Wide Inc	125,950	4,430	Central Valley Community Bancorp	1,722	35
		$12,368	Century Bancorp Inc/MA	427	32
			Chemical Financial Corp	198,597	9,306
Automobile Manufacturers - 0.58%			Chemung Financial Corp	543	24
Blue Bird Corp (a)	67,225	1,251	Citizens & Northern Corp	3,203	80
Navistar International Corp (a)	39,217	1,313	City Holding Co	6,842	505
REV Group Inc	223,259	2,436	Civista Bancshares Inc	1,507	35
Wabash National Corp	81,974	1,238	CNB Financial Corp/PA	2,323	60
		$6,238	Coastal Financial Corp/WA (a)	747	12
Automobile Parts & Equipment - 1.64%			Codorus Valley Bancorp Inc	1,319	35
Altra Industrial Motion Corp	4,859	156	Columbia Banking System Inc	12,899	478
American Axle & Manufacturing Holdings Inc (a)	16,106	244	Community Bank System Inc	9,473	553
Commercial Vehicle Group Inc (a)	204,545	1,368	Community Financial Corp/The	679	20
Cooper Tire & Rubber Co	65,583	2,026	Community Trust Bancorp Inc	26,596	1,210
Cooper-Standard Holdings Inc (a)	14,111	1,308	ConnectOne Bancorp Inc	3,052	63
Dana Inc	49,339	768	County Bancorp Inc	797	17
Gentherm Inc (a)	28,058	1,224	Customers Bancorp Inc (a)	48,737	998
Horizon Global Corp (a)	247,825	1,390	CVB Financial Corp	79,237	1,732
Meritor Inc (a)	91,384	1,553	Eagle Bancorp Inc (a)	12,874	633
Methode Electronics Inc	41,715	1,235	Enterprise Bancorp Inc/MA	1,283	42
Miller Industries Inc/TN	1,460	35	Enterprise Financial Services Corp	136,391	5,926
Modine Manufacturing Co (a)	28,023	365	Equity Bancshares Inc (a)	1,194	43
Motorcar Parts of America Inc (a)	63,444	1,344	Esquire Financial Holdings Inc (a)	591	14
Standard Motor Products Inc	15,975	864	Evans Bancorp Inc	699	31
Superior Industries International Inc	78,176	769	Farmers National Banc Corp	3,611	47
Tenneco Inc	40,069	1,380	FB Financial Corp	1,209	44
Titan International Inc	6,763	48	FCB Financial Holdings Inc (a)	8,868	347
			Fidelity D&D Bancorp Inc	404	27

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Banks (continued)
Fidelity Southern Corp	68,747	$1,597	MidWestOne Financial Group Inc	14,286	$412
Financial Institutions Inc	58,103	1,658	MVB Financial Corp	1,328	24
First Bancorp Inc/ME	1,414	40	National Bank Holdings Corp	7,351	248
First BanCorp/Puerto Rico (a)	214,649	1,981	National Bankshares Inc	9,076	392
First Bancorp/Southern Pines NC	114,420	4,221	National Commerce Corp (a)	1,332	49
First Bancshares Inc/The	1,757	63	NBT Bancorp Inc	12,828	468
First Bank/Hamilton NJ	2,335	28	Nicolet Bankshares Inc (a)	1,163	62
First Busey Corp	12,377	346	Northeast Bancorp	1,078	20
First Business Financial Services Inc	17,429	365	Northrim BanCorp Inc	24,118	917
First Choice Bancorp	1,280	29	Norwood Financial Corp	799	30
First Commonwealth Financial Corp	9,980	135	Oak Valley Bancorp	899	16
First Community Bankshares Inc	2,259	78	OFG Bancorp	40,341	689
First Community Corp/SC	954	21	Ohio Valley Banc Corp	668	23
First Financial Bancorp	367,634	9,621	Old Line Bancshares Inc	1,833	55
First Financial Corp/IN	17,910	822	Old National Bancorp/IN	46,171	824
First Guaranty Bancshares Inc	883	20	Old Second Bancorp Inc	4,156	59
First Hawaiian Inc	59,107	1,465	OP Bancorp (a)	1,882	20
First Internet Bancorp	45,948	1,184	Opus Bank	2,727	52
First Interstate BancSystem Inc	5,327	221	Origin Bancorp Inc	1,506	56
First Merchants Corp	234,840	9,771	Orrstown Financial Services Inc	17,432	353
First Mid-Illinois Bancshares Inc	12,398	462	Pacific City Financial Corp	1,634	27
First Midwest Bancorp Inc/IL	10,126	232	Pacific Mercantile Bancorp (a)	2,482	21
First Northwest Bancorp	1,329	19	Park National Corp	2,119	194
First of Long Island Corp/The	3,291	67	Parke Bancorp Inc	1,089	21
First United Corp	1,052	19	PCSB Financial Corp	41,980	786
Franklin Financial Network Inc (a)	47,941	1,626	Peapack Gladstone Financial Corp	31,950	862
Fulton Financial Corp	24,660	395	Penns Woods Bancorp Inc	748	30
German American Bancorp Inc	5,312	168	Peoples Bancorp Inc/OH	2,399	82
Glacier Bancorp Inc	13,808	586	Peoples Bancorp of North Carolina Inc	877	24
Great Southern Bancorp Inc	1,504	81	Peoples Financial Services Corp	1,031	44
Great Western Bancorp Inc	30,470	1,117	Preferred Bank/Los Angeles CA	1,430	74
Green Bancorp Inc	2,931	54	Premier Financial Bancorp Inc	1,689	30
Guaranty Bancorp	739	19	Provident Bancorp Inc (a)	586	15
Guaranty Bancshares Inc/TX	1,122	33	QCR Holdings Inc	1,786	65
Hancock Whitney Corp	13,510	567	RBB Bancorp	35,755	771
Hanmi Financial Corp	77,736	1,630	Renasant Corp	37,665	1,314
Heartland Financial USA Inc	2,906	154	Republic Bancorp Inc/KY	10,675	479
Heritage Commerce Corp	681	10	S&T Bancorp Inc	21,418	859
Heritage Financial Corp/WA	3,615	118	Sandy Spring Bancorp Inc	13,382	476
Hilltop Holdings Inc	88,539	1,762	SB One Bancorp	916	22
Home BancShares Inc/AR	52,639	1,002	Seacoast Banking Corp of Florida (a)	3,775	99
Hope Bancorp Inc	125,341	1,815	Select Bancorp Inc (a)	1,583	20
Horizon Bancorp Inc/IN	4,990	84	Shore Bancshares Inc	1,905	31
Howard Bancorp Inc (a)	23,170	369	Sierra Bancorp	5,265	143
IBERIABANK Corp	5,489	409	Simmons First National Corp	12,985	348
Independent Bank Corp/MI	11,949	265	SmartFinancial Inc (a)	1,586	32
Independent Bank Corp/Rockland MA	2,427	190	South State Corp	4,842	327
Independent Bank Group Inc	1,566	91	Southern First Bancshares Inc (a)	894	32
International Bancshares Corp	37,187	1,439	Southern National Bancorp of Virginia Inc	72,789	1,100
Investar Holding Corp	836	22	Southside Bancshares Inc	3,309	105
Kearny Financial Corp/MD	6,564	85	Spirit of Texas Bancshares Inc (a)	369	8
Lakeland Bancorp Inc	8,387	138	State Bank Financial Corp	17,934	458
Lakeland Financial Corp	118,511	5,100	Sterling Bancorp Inc/MI	64,063	663
LCNB Corp	1,408	24	Stock Yards Bancorp Inc	2,976	94
LegacyTexas Financial Group Inc	15,213	586	Summit Financial Group Inc	1,699	36
Level One Bancorp Inc	228	6	Texas Capital Bancshares Inc (a)	250	16
Live Oak Bancshares Inc	43,568	802	Tompkins Financial Corp	2,290	168
Luther Burbank Corp	35,981	348	Towne Bank/Portsmouth VA	14,147	397
Macatawa Bank Corp	3,516	38	TriCo Bancshares	26,693	962
MB Financial Inc	10,670	474	TriState Capital Holdings Inc (a)	8,910	225
MBT Financial Corp	2,744	31	TrustCo Bank Corp NY	190,352	1,426
Mercantile Bank Corp	2,914	93	Trustmark Corp	61,285	1,887
Merchants Bancorp/IN	68,457	1,574	UMB Financial Corp	4,493	287
Meta Financial Group Inc	11,490	290	Umpqua Holdings Corp	5,090	98
Metropolitan Bank Holding Corp (a)	998	37	Union Bankshares Corp	235,400	8,037
Mid Penn Bancorp Inc	713	19	United Bankshares Inc/WV	31,958	1,060
Middlefield Banc Corp	548	25	United Community Banks Inc/GA	337,594	8,397
Midland States Bancorp Inc	55,835	1,506	United Security Bancshares/Fresno CA	2,221	24
MidSouth Bancorp Inc	30,611	407	Unity Bancorp Inc	1,042	22

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Biotechnology (continued)
Univest Corp of Pennsylvania	3,858	$96	Synlogic Inc (a)	1,824	$14
Valley National Bancorp	31,885	318	Tocagen Inc (a)	154	2
Veritex Holdings Inc (a)	2,153	51	XOMA Corp (a)	414	5
Walker & Dunlop Inc	4,078	171			$2,659
Washington Trust Bancorp Inc	7,863	404	Building Materials - 1.68%
WesBanco Inc	12,249	491	American Woodmark Corp (a)	67,825	4,099
West Bancorporation Inc	18,474	406	Apogee Enterprises Inc	32,299	1,166
Westamerica Bancorporation	9,691	564	Armstrong Flooring Inc (a)	101,209	1,574
Wintrust Financial Corp	2,630	200	Boise Cascade Co	2,143	66
		$135,225	Builders FirstSource Inc (a)	30,531	378
Beverages - 0.00%			Caesarstone Ltd	96,082	1,517
MGP Ingredients Inc	139	10	Gibraltar Industries Inc (a)	15,293	545
Biotechnology - 0.25%			Griffon Corp	4,457	54
Abeona Therapeutics Inc (a)	405	4	Louisiana-Pacific Corp	43,256	942
Acceleron Pharma Inc (a)	821	42	Masonite International Corp (a)	109,889	6,086
Achillion Pharmaceuticals Inc (a)	17,335	50	NCI Building Systems Inc (a)	27,333	335
Acorda Therapeutics Inc (a)	4,839	92	Quanex Building Products Corp	4,692	70
Adverum Biotechnologies Inc (a)	6,838	29	Simpson Manufacturing Co Inc	3,715	212
Albireo Pharma Inc (a)	956	26	Universal Forest Products Inc	37,645	1,064
Alder Biopharmaceuticals Inc (a)	1,407	18			$18,108
Allakos Inc (a)	160	8	Chemicals - 1.47%
AMAG Pharmaceuticals Inc (a)	4,393	94	AdvanSix Inc (a)	3,412	95
Aptinyx Inc (a)	260	7	American Vanguard Corp	65,863	1,060
Aratana Therapeutics Inc (a)	3,603	21	GCP Applied Technologies Inc (a)	13,292	345
Arbutus Biopharma Corp (a)	3,281	14	Hawkins Inc	34,447	1,160
Arcus Biosciences Inc (a)	219	2	HB Fuller Co	1,282	57
Ardelyx Inc (a)	4,648	13	Innophos Holdings Inc	8,104	237
Arena Pharmaceuticals Inc (a)	1,251	45	Innospec Inc	24,782	1,658
ArQule Inc (a)	1,123	4	Intrepid Potash Inc (a)	20,916	83
Audentes Therapeutics Inc (a)	347	10	KMG Chemicals Inc	496	37
AVEO Pharmaceuticals Inc (a)	5,823	14	Koppers Holdings Inc (a)	15,462	414
Avrobio Inc (a)	118	4	Kraton Corp (a)	873	24
Bellicum Pharmaceuticals Inc (a)	1,739	7	Landec Corp (a)	3,604	49
BioCryst Pharmaceuticals Inc (a)	2,147	16	Minerals Technologies Inc	18,819	1,030
BioTime Inc (a)	8,334	16	Oil-Dri Corp of America	727	22
Bluebird Bio Inc (a)	237	27	Platform Specialty Products Corp (a)	477,975	5,172
Calithera Biosciences Inc (a)	3,681	17	PolyOne Corp	1,290	42
Cambrex Corp (a)	5,466	291	PQ Group Holdings Inc (a)	4,888	78
Cara Therapeutics Inc (a)	506	10	Rayonier Advanced Materials Inc	56,766	703
CASI Pharmaceuticals Inc (a)	659	2	Rogers Corp (a)	3,229	397
Cellular Biomedicine Group Inc (a)	425	5	Sensient Technologies Corp	4,195	272
Crinetics Pharmaceuticals Inc (a)	135	3	Stepan Co	21,777	1,799
Cymabay Therapeutics Inc (a)	1,790	19	Tronox Ltd	5,034	58
Dynavax Technologies Corp (a)	956	9	Valhi Inc	4,639	10
Emergent BioSolutions Inc (a)	17,014	1,041	Venator Materials PLC (a)	157,325	1,064
Endocyte Inc (a)	546	13			$15,866
Epizyme Inc (a)	1,852	15	Coal - 0.29%
Five Prime Therapeutics Inc (a)	4,248	52	Advanced Emissions Solutions Inc	761	8
Harvard Bioscience Inc (a)	4,440	18	Arch Coal Inc	4,469	428
Immunomedics Inc (a)	1,670	38	Cloud Peak Energy Inc (a)	10,401	18
Karyopharm Therapeutics Inc (a)	3,105	33	CONSOL Energy Inc (a)	8,849	352
MacroGenics Inc (a)	5,020	83	Hallador Energy Co	7,114	47
Marrone Bio Innovations Inc (a)	1,476	2	NACCO Industries Inc	2,742	94
Medicines Co/The (a)	546	13	Peabody Energy Corp	20,628	732
Menlo Therapeutics Inc (a)	1,389	8	Ramaco Resources Inc (a)	524	4
Molecular Templates Inc (a)	1,257	5	SunCoke Energy Inc (a)	8,765	98
Myriad Genetics Inc (a)	1,053	47	SunCoke Energy Partners LP	83,578	1,157
NantKwest Inc (a)	3,342	7	Warrior Met Coal Inc	6,478	181
NewLink Genetics Corp (a)	3,825	7			$3,119
Novavax Inc (a)	30,412	54	Commercial Services - 5.09%
Nymox Pharmaceutical Corp (a)	2,782	5	Aaron's Inc	133,157	6,276
Ovid therapeutics Inc (a)	469	2	ABM Industries Inc	6,500	200
PDL BioPharma Inc (a)	18,155	45	Acacia Research Corp (a)	7,963	26
Prothena Corp PLC (a)	5,146	64	Adtalem Global Education Inc (a)	127,820	6,472
Rigel Pharmaceuticals Inc (a)	2,181	6	American Public Education Inc (a)	10,491	344
RTI Surgical Inc (a)	30,165	138	AMN Healthcare Services Inc (a)	64,488	3,264
Rubius Therapeutics Inc (a)	237	4	Arlo Technologies Inc (a)	825	11
Spectrum Pharmaceuticals Inc (a)	1,103	13	Barrett Business Services Inc	5,072	319
Syndax Pharmaceuticals Inc (a)	1,240	6	Booz Allen Hamilton Holding Corp	180,700	8,952

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Computers (continued)
BrightView Holdings Inc (a)	1,500	$22	Tenable Holdings Inc (a)	273	$8
Brink's Co/The	139,625	9,260	Unisys Corp (a)	3,984	73
CAI International Inc (a)	13,957	347	Virtusa Corp (a)	3,110	154
Cambium Learning Group Inc (a)	1,975	28	Wesco Aircraft Holdings Inc (a)	5,164	53
Cardtronics PLC (a)	8,599	233			$40,800
Carriage Services Inc	1,455	28	Consumer Products - 0.31%
CBIZ Inc (a)	26,845	596	ACCO Brands Corp	109,944	887
CRA International Inc	6,694	282	Central Garden & Pet Co (a)	395	13
Cross Country Healthcare Inc (a)	4,838	43	Central Garden & Pet Co - A Shares (a)	1,922	57
Deluxe Corp	14,536	686	CSS Industries Inc	61,549	809
Emerald Expositions Events Inc	13,435	196	Helen of Troy Ltd (a)	12,574	1,561
Ennis Inc	108,088	2,093	Rosetta Stone Inc (a)	2,185	45
EVERTEC Inc	6,225	163			$3,372
Evo Payments Inc (a)	482	11	Cosmetics & Personal Care - 0.03%
FTI Consulting Inc (a)	25,458	1,760	Edgewell Personal Care Co (a)	7,247	348
Graham Holdings Co	704	409	Inter Parfums Inc	514	30
Hackett Group Inc/The	346	7			$378
Heidrick & Struggles International Inc	3,600	124	Distribution & Wholesale - 1.38%
Hertz Global Holdings Inc (a)	5,553	76	Anixter International Inc (a)	31,473	2,067
HMS Holdings Corp (a)	18,306	527	Core-Mark Holding Co Inc	19,111	734
Huron Consulting Group Inc (a)	2,190	119	Essendant Inc	5,173	66
I3 Verticals Inc (a)	271	6	Fossil Group Inc (a)	6,016	131
ICF International Inc	4,862	358	G-III Apparel Group Ltd (a)	11,208	446
K12 Inc (a)	28,638	613	H&E Equipment Services Inc	646	16
Kelly Services Inc	57,738	1,357	KAR Auction Services Inc	121,575	6,922
Kforce Inc	23,693	730	Nexeo Solutions Inc (a)	4,775	50
Korn/Ferry International	38,435	1,735	ScanSource Inc (a)	35,500	1,380
Laureate Education Inc (a)	8,260	123	Systemax Inc	519	17
LSC Communications Inc	173,562	1,637	Titan Machinery Inc (a)	16,667	238
Matthews International Corp	3,105	129	Triton International Ltd/Bermuda	5,626	181
MoneyGram International Inc (a)	3,536	15	Veritiv Corp (a)	47,111	1,571
National Research Corp	198	8	WESCO International Inc (a)	21,764	1,092
Navigant Consulting Inc	44,134	954			$14,911
Quad/Graphics Inc	25,195	388
Rent-A-Center Inc/TX (a)	6,097	87	Diversified Financial Services - 3.24%
Resources Connection Inc	49,623	810	Aircastle Ltd	5,523	107
SEACOR Marine Holdings Inc (a)	2,242	41	AllianceBernstein Holding LP	57,252	1,655
SP Plus Corp (a)	2,813	90	Altisource Portfolio Solutions SA (a)	1,433	36
Strategic Education Inc	8,107	1,020	Arlington Asset Investment Corp	4,140	35
Textainer Group Holdings Ltd (a)	3,691	43	Blucora Inc (a)	167,734	4,851
Travelport Worldwide Ltd	10,128	151	BrightSphere Investment Group PLC	157,710	1,799
TrueBlue Inc (a)	9,964	232	Cowen Inc (a)	2,031	30
Vectrus Inc (a)	56,705	1,520	Ellington Financial LLC	106,440	1,637
Viad Corp	814	39	Encore Capital Group Inc (a)	4,838	123
Weight Watchers International Inc (a)	750	50	Federal Agricultural Mortgage Corp	835	58
		$55,010	Federated Investors Inc	95,931	2,367
			Focus Financial Partners Inc (a)	769	29
Computers - 3.78%			FRP Holdings Inc (a)	875	42
3D Systems Corp (a)	10,218	123	GAIN Capital Holdings Inc	3,984	30
Agilysys Inc (a)	1,122	18	GAMCO Investors Inc	17,881	366
CACI International Inc (a)	55,300	9,869	Granite Point Mortgage Trust Inc	3,452	64
ConvergeOne Holdings Inc	708	7	Greenhill & Co Inc	68,944	1,521
Cray Inc (a)	10,730	244	Hannon Armstrong Sustainable Infrastructure	5,085	106
CyberArk Software Ltd (a)	92,325	6,302	Capital Inc
Electronics For Imaging Inc (a)	4,446	135	HomeStreet Inc (a)	68,859	1,789
Engility Holdings Inc (a)	2,505	78	INTL. FCStone Inc (a)	2,044	93
ForeScout Technologies Inc (a)	930	26	Investment Technology Group Inc	2,796	77
Information Services Group Inc (a)	2,407	10	Ladenburg Thalmann Financial Services Inc	3,145	9
Insight Enterprises Inc (a)	29,016	1,500	Legg Mason Inc	55,898	1,577
KeyW Holding Corp/The (a)	6,306	49	LendingClub Corp (a)	31,722	102
Luxoft Holding Inc (a)	152,252	6,278	LPL Financial Holdings Inc	139,850	8,615
Mercury Systems Inc (a)	6,854	321	Marlin Business Services Corp	1,024	27
MTS Systems Corp	3,056	145	Mr Cooper Group Inc (a)	4,440	64
NetScout Systems Inc (a)	11,498	290	Navient Corp	131,550	1,523
PAR Technology Corp (a)	312	6	Nelnet Inc	3,073	173
Perspecta Inc	316,309	7,746	New PennyMac Financial Services Inc	2,792	56
Presidio Inc	300,185	4,022	NewStar Financial Inc (a),(b)	52,106	26
Stratasys Ltd (a)	5,061	96	Och-Ziff Capital Management Group LLC	539,758	637
Super Micro Computer Inc (a)	105,716	1,385	On Deck Capital Inc (a)	12,625	87
Sykes Enterprises Inc (a)	60,700	1,862	Oppenheimer Holdings Inc	59,837	1,841

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Diversified Financial Services (continued)			Electronics (continued)
Piper Jaffray Cos	3,872	$268	Watts Water Technologies Inc	5,549	$389
PJT Partners Inc	110	5	ZAGG Inc (a)	57,854	701
PRA Group Inc (a)	4,452	137			$24,052
Pzena Investment Management Inc	9,946	100	Energy - Alternate Sources - 0.53%
Regional Management Corp (a)	2,880	83	Amyris Inc (a)	3,693	28
Siebert Financial Corp (a)	331	5	Clean Energy Fuels Corp (a)	18,918	42
Stifel Financial Corp	15,689	717	Enphase Energy Inc (a)	11,710	53
TPG RE Finance Trust Inc	4,708	93	FutureFuel Corp	103,354	1,694
Virtus Investment Partners Inc	600	60	Green Plains Inc	3,899	66
Waddell & Reed Financial Inc	99,319	1,894	Pattern Energy Group Inc	8,098	145
World Acceptance Corp (a)	824	84	Renewable Energy Group Inc (a)	53,909	1,676
		$34,998	REX American Resources Corp (a)	24,010	1,781
Electric - 1.81%			Sunrun Inc (a)	9,514	117
ALLETE Inc	23,492	1,738	TerraForm Power Inc	5,937	67
Ameresco Inc (a)	2,706	44	Vivint Solar Inc (a)	3,477	18
Atlantic Power Corp (a)	15,303	34			$5,687
Avista Corp	38,353	1,972	Engineering & Construction - 0.69%
Black Hills Corp	37,636	2,239	Aegion Corp (a)	4,206	81
Clearway Energy Inc	4,716	92	Argan Inc	1,978	87
Clearway Energy Inc	13,310	261	Dycom Industries Inc (a)	16,677	1,132
El Paso Electric Co	19,073	1,089	EMCOR Group Inc	4,539	322
IDACORP Inc	10,058	938	Exponent Inc	5,940	300
MGE Energy Inc	10,809	675	Granite Construction Inc	902	41
NorthWestern Corp	35,273	2,073	IES Holdings Inc (a)	1,437	26
Ormat Technologies Inc	6,969	357	Infrastructure and Energy Alternatives Inc (a)	2,509	25
Otter Tail Corp	8,741	394	KBR Inc	96,790	1,914
PNM Resources Inc	56,040	2,152	Mistras Group Inc (a)	785	16
Portland General Electric Co	61,908	2,791	MYR Group Inc (a)	39,707	1,326
Spark Energy Inc	206,926	1,544	Orion Group Holdings Inc (a)	2,661	13
Unitil Corp	23,611	1,121	Primoris Services Corp	16,311	345
		$19,514	Sterling Construction Co Inc (a)	22,413	255
Electrical Components & Equipment - 0.98%			Tutor Perini Corp (a)	99,032	1,535
Belden Inc	9,422	509	VSE Corp	1,250	39
Encore Wire Corp	30,764	1,360			$7,457
EnerSys	10,026	798	Entertainment - 0.41%
Generac Holdings Inc (a)	8,178	415	AMC Entertainment Holdings Inc	5,193	100
Graham Corp	38,188	940	Eldorado Resorts Inc (a)	76,816	2,804
Insteel Industries Inc	33,605	878	Eros International PLC (a)	2,245	22
Littelfuse Inc	31,033	5,622	International Speedway Corp	12,542	471
Powell Industries Inc	1,176	34	Marriott Vacations Worldwide Corp	1,550	137
SPX Corp (a)	2,019	59	Monarch Casino & Resort Inc (a)	1,720	67
Vicor Corp (a)	254	10	National CineMedia Inc	34,258	307
		$10,625	Penn National Gaming Inc (a)	10,651	258
Electronics - 2.23%			RCI Hospitality Holdings Inc	468	12
Applied Optoelectronics Inc (a)	612	12	Reading International Inc (a)	13,218	192
AVX Corp	121,006	2,018	Speedway Motorsports Inc	2,985	46
Bel Fuse Inc	1,460	32			$4,416
Benchmark Electronics Inc	56,045	1,223	Environmental Control - 0.34%
Brady Corp	151,384	6,099	Advanced Disposal Services Inc (a)	457	12
Comtech Telecommunications Corp	23,790	664	AquaVenture Holdings Ltd (a)	1,406	24
Control4 Corp (a)	14,829	414	Casella Waste Systems Inc (a)	98,473	3,206
Electro Scientific Industries Inc (a)	11,977	347	CECO Environmental Corp (a)	4,307	32
FARO Technologies Inc (a)	2,273	115	Charah Solutions Inc (a)	885	7
Fitbit Inc (a)	16,172	77	Heritage-Crystal Clean Inc (a)	12,583	289
KEMET Corp	13,598	297	Pure Cycle Corp (a)	1,340	13
Kimball Electronics Inc (a)	3,522	65	Tetra Tech Inc	936	62
Knowles Corp (a)	17,429	282			$3,645
NVE Corp	2,881	244	Food - 1.26%
OSI Systems Inc (a)	4,843	335	B&G Foods Inc	50,113	1,305
Park Electrochemical Corp	18,374	324	Cal-Maine Foods Inc	13,399	652
Plexus Corp (a)	38,163	2,229	Darling Ingredients Inc (a)	16,302	337
Sanmina Corp (a)	74,103	1,875	Dean Foods Co	126,964	1,015
Sparton Corp (a)	4,104	51	Fresh Del Monte Produce Inc	14,192	469
Stoneridge Inc (a)	14,961	380	Hostess Brands Inc (a)	14,659	153
SYNNEX Corp	8,483	658	Ingles Markets Inc	1,950	64
Tech Data Corp (a)	29,461	2,082	John B Sanfilippo & Son Inc	1,370	86
TTM Technologies Inc (a)	114,502	1,340	Lancaster Colony Corp	516	88
Vishay Intertechnology Inc	93,510	1,711	Performance Food Group Co (a)	176,975	5,189
Vishay Precision Group Inc (a)	2,722	88	Sanderson Farms Inc	14,786	1,455

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Healthcare - Services (continued)
Seneca Foods Corp - Class A (a)	7,040	$223	National HealthCare Corp	24,324	$1,935
Simply Good Foods Co/The (a)	6,030	114	Neuronetics Inc (a)	143	4
Smart & Final Stores Inc (a)	3,297	17	R1 RCM Inc (a)	856	7
SpartanNash Co	11,229	200	Surgery Partners Inc (a)	2,414	33
Tootsie Roll Industries Inc	1,875	59	Syneos Health Inc (a)	7,435	339
United Natural Foods Inc (a)	62,648	1,361	Tivity Health Inc (a)	48,609	1,672
Village Super Market Inc	29,875	736	Triple-S Management Corp (a)	2,943	50
Weis Markets Inc	1,298	60			$8,806
		$13,583	Home Builders - 1.03%
Forest Products & Paper - 0.32%			Beazer Homes USA Inc (a)	4,402	39
Clearwater Paper Corp (a)	58,470	1,411	Century Communities Inc (a)	76,684	1,627
Neenah Inc	6,584	530	Green Brick Partners Inc (a)	37,880	356
PH Glatfelter Co	50,106	897	Hovnanian Enterprises Inc (a)	13,051	19
Schweitzer-Mauduit International Inc	13,631	435	KB Home	6,703	134
Verso Corp (a)	5,026	141	LGI Homes Inc (a)	16,511	706
		$3,414	M/I Homes Inc (a)	53,282	1,288
Gas - 2.33%			MDC Holdings Inc	6,920	194
Chesapeake Utilities Corp	1,398	111	Meritage Homes Corp (a)	42,994	1,602
New Jersey Resources Corp	18,341	827	Taylor Morrison Home Corp (a)	107,196	1,773
Northwest Natural Holding Co	24,503	1,587	TRI Pointe Group Inc (a)	152,289	1,813
ONE Gas Inc	17,025	1,344	William Lyon Homes (a)	116,306	1,577
RGC Resources Inc	1,031	29			$11,128
South Jersey Industries Inc	53,534	1,581	Home Furnishings - 0.43%
Southwest Gas Holdings Inc	128,785	9,951	Daktronics Inc	153,442	1,122
Spire Inc	134,615	9,771	Ethan Allen Interiors Inc	43,205	827
		$25,201	Flexsteel Industries Inc	29,582	752
Hand & Machine Tools - 0.49%			Hooker Furniture Corp	36,791	1,077
Franklin Electric Co Inc	99,664	4,228	iRobot Corp (a)	5,418	478
Kennametal Inc	19,794	702	Sonos Inc (a)	1,082	14
Milacron Holdings Corp (a)	26,168	366	Tempur Sealy International Inc (a)	8,087	373
		$5,296			$4,643
Healthcare - Products - 2.24%			Housewares - 0.16%
AngioDynamics Inc (a)	8,977	183	Lifetime Brands Inc	1,534	16
Avanos Medical Inc (a)	20,078	1,137	Tupperware Brands Corp	47,397	1,663
CareDx Inc (a)	256	7			$1,679
Cerus Corp (a)	11,175	74	Insurance - 5.75%
CONMED Corp	13,441	907	Ambac Financial Group Inc (a)	44,462	915
CryoLife Inc (a)	1,768	55	American Equity Investment Life Holding Co	36,301	1,133
FONAR Corp (a)	1,399	34	AMERISAFE Inc	5,554	362
Haemonetics Corp (a)	4,280	447	AmTrust Financial Services Inc	9,525	137
Integer Holdings Corp (a)	4,762	355	Argo Group International Holdings Ltd	32,479	2,001
Integra LifeSciences Holdings Corp (a)	51,200	2,743	Aspen Insurance Holdings Ltd	39,633	1,660
Invacare Corp	123,428	1,595	Brown & Brown Inc	322,150	9,078
Lantheus Holdings Inc (a)	193,296	2,700	Citizens Inc/TX (a)	6,625	52
LivaNova PLC (a)	56,563	6,335	CNO Financial Group Inc	133,318	2,519
Luminex Corp	14,567	419	Crawford & Co	1,977	18
Meridian Bioscience Inc	198,248	3,213	Donegal Group Inc	3,683	49
Merit Medical Systems Inc (a)	380	22	EMC Insurance Group Inc	17,225	413
NanoString Technologies Inc (a)	2,463	38	Employers Holdings Inc	37,445	1,721
NuVasive Inc (a)	43,900	2,466	Enstar Group Ltd (a)	9,051	1,644
OPKO Health Inc (a)	40,768	138	Essent Group Ltd (a)	35,532	1,401
OraSure Technologies Inc (a)	7,575	105	FBL Financial Group Inc	9,910	683
Orthofix Medical Inc (a)	3,566	217	FedNat Holding Co	10,927	235
Patterson Cos Inc	10,824	244	FGL Holdings (a)	214,566	1,695
SeaSpine Holdings Corp (a)	1,678	29	Genworth Financial Inc (a)	232,417	995
Utah Medical Products Inc	108	9	Global Indemnity Ltd	22,077	790
Varex Imaging Corp (a)	29,563	767	Hallmark Financial Services Inc (a)	11,532	128
		$24,239	HCI Group Inc	2,068	91
Healthcare - Services - 0.81%			Heritage Insurance Holdings Inc	2,511	35
AAC Holdings Inc (a)	1,067	6	Horace Mann Educators Corp	44,240	1,738
Addus HomeCare Corp (a)	3,490	229	Independence Holding Co	722	26
American Renal Associates Holdings Inc (a)	1,338	26	Investors Title Co	178	32
Brookdale Senior Living Inc (a)	18,750	167	James River Group Holdings Ltd	2,893	111
Civitas Solutions Inc (a)	805	12	Kemper Corp	12,237	920
Community Health Systems Inc (a)	48,153	152	Kingstone Cos Inc	1,063	18
LHC Group Inc (a)	4,050	370	Maiden Holdings Ltd	9,862	35
LifePoint Health Inc (a)	30,751	1,995	MBIA Inc (a)	142,667	1,413
Magellan Health Inc (a)	27,760	1,806	MGIC Investment Corp (a)	774,965	9,462
Miragen Therapeutics Inc (a)	595	3	National General Holdings Corp	5,078	142

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Lodging (continued)
National Western Life Group Inc	7,328	$1,974	Century Casinos Inc (a)	6,753	$42
Navigators Group Inc/The	32,863	2,273	Hilton Grand Vacations Inc (a)	28,207	758
NI Holdings Inc (a)	1,674	26	Marcus Corp/The	29,672	1,158
NMI Holdings Inc (a)	23,932	506	Red Lion Hotels Corp (a)	2,291	25
ProAssurance Corp	68,666	3,016			$3,016
Protective Insurance Corp	11,955	275	Machinery - Construction & Mining - 0.13%
Radian Group Inc	106,629	2,046	Astec Industries Inc	1,169	44
RLI Corp	1,347	99	Hyster-Yale Materials Handling Inc	22,611	1,367
Safety Insurance Group Inc	2,366	197			$1,411
Selective Insurance Group Inc	85,627	5,553	Machinery - Diversified - 1.48%
State Auto Financial Corp	2,207	70	Alamo Group Inc	4,928	422
Stewart Information Services Corp	32,730	1,352	Albany International Corp	60,250	4,216
Third Point Reinsurance Ltd (a)	154,085	1,704	Applied Industrial Technologies Inc	5,540	364
Tiptree Inc	4,384	26	Briggs & Stratton Corp	27,728	403
United Fire Group Inc	10,634	572	Chart Industries Inc (a)	1,788	122
United Insurance Holdings Corp	850	17	Columbus McKinnon Corp/NY	4,060	150
White Mountains Insurance Group Ltd	923	818	CSW Industrials Inc (a)	5,200	239
		$62,176	DXP Enterprises Inc/TX (a)	4,012	128
Internet - 0.40%			Gencor Industries Inc (a)	5,670	65
1-800-Flowers.com Inc (a)	2,839	30	Gorman-Rupp Co/The	2,597	89
Cars.com Inc (a)	35,128	918	GrafTech International Ltd	346,450	6,195
ChannelAdvisor Corp (a)	1,423	16	Hurco Cos Inc	32,636	1,330
eGain Corp (a)	406	3	Ichor Holdings Ltd (a)	41,430	735
ePlus Inc (a)	8,862	752	Manitex International Inc (a)	728	6
Lands' End Inc (a)	1,356	22	Manitowoc Co Inc/The (a)	15,652	286
Leaf Group Ltd (a)	3,599	32	Mueller Water Products Inc - Class A	47,423	486
Liberty Expedia Holdings Inc (a)	5,026	218	NN Inc	32,275	374
Liquidity Services Inc (a)	3,840	23	SPX FLOW Inc (a)	8,684	298
Meet Group Inc/The (a)	9,183	40	Twin Disc Inc (a)	1,898	36
New Media Investment Group Inc	34,543	485			$15,944
NIC Inc	80,135	1,067	Media - 2.58%
Perficient Inc (a)	4,102	103	Beasley Broadcast Group Inc	1,141	8
QuinStreet Inc (a)	16,190	257	Entercom Communications Corp	126,946	824
TechTarget Inc (a)	620	13	Entravision Communications Corp	273,691	1,352
XO Group Inc (a)	9,750	337	EW Scripps Co/The	4,510	76
		$4,316	Gannett Co Inc	21,445	207
Investment Companies - 0.45%			Gray Television Inc (a)	47,916	830
B. Riley Financial Inc	2,705	52	Hemisphere Media Group Inc (a)	1,160	16
BlackRock TCP Capital Corp	232,575	3,256	Media General Inc - Rights (a),(b),(c)	15,053	1
Columbia Financial Inc (a)	4,963	75	Meredith Corp	36,975	1,907
Compass Diversified Holdings	95,106	1,504	MSG Networks Inc (a)	92,316	2,358
		$4,887	New York Times Co/The	2,402	63
Iron & Steel - 0.18%			Nexstar Media Group Inc	114,260	8,556
AK Steel Holding Corp (a)	31,611	117	Saga Communications Inc	954	34
Allegheny Technologies Inc (a)	12,407	321	Scholastic Corp	21,530	934
Carpenter Technology Corp	6,313	275	Sinclair Broadcast Group Inc	5,869	168
Cleveland-Cliffs Inc	72,658	782	TEGNA Inc	617,319	7,124
Commercial Metals Co	11,508	219	Value Line Inc	102	2
Schnitzer Steel Industries Inc	5,145	139	WideOpenWest Inc (a)	347,170	3,382
Shiloh Industries Inc (a)	3,667	34			$27,842
Universal Stainless & Alloy Products Inc (a)	1,289	25	Metal Fabrication & Hardware - 0.54%
		$1,912	AZZ Inc	20,200	896
Leisure Products & Services - 0.27%			CIRCOR International Inc	2,541	83
Acushnet Holdings Corp	5,613	137	Eastern Co/The	2,081	59
Callaway Golf Co	16,285	349	Global Brass & Copper Holdings Inc	51,000	1,612
Clarus Corp	3,354	33	Lawson Products Inc/DE (a)	836	28
Drive Shack Inc (a)	1,312	7	LB Foster Co (a)	3,965	72
Escalade Inc	1,755	21	Mueller Industries Inc	27,365	666
Johnson Outdoors Inc	1,269	96	Olympic Steel Inc	6,271	118
Nautilus Inc (a)	120,030	1,468	Park-Ohio Holdings Corp	23,930	792
St Joe Co/The (a)	38,829	590	Rexnord Corp (a)	9,203	247
Town Sports International Holdings Inc (a)	2,263	17	Sun Hydraulics Corp	3,420	159
Vista Outdoor Inc (a)	16,388	204	Timken Co/The	8,647	342
		$2,922	TriMas Corp (a)	12,391	365
Lodging - 0.28%			Valmont Industries Inc	2,755	342
BBX Capital Corp	9,214	54	Worthington Industries Inc	999	42
Belmond Ltd (a)	7,812	134			$5,823
Bluegreen Vacations Corp	60,627	794
Boyd Gaming Corp	1,933	51

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining - 0.24%			Oil & Gas (continued)
Century Aluminum Co (a)	6,303	$50	Kosmos Energy Ltd (a)	824,287	$5,349
Coeur Mining Inc (a)	15,752	75	Laredo Petroleum Inc (a)	55,650	292
Compass Minerals International Inc	24,369	1,183	Matador Resources Co (a)	839	24
Energy Fuels Inc/Canada (a)	11,133	38	Midstates Petroleum Co Inc (a)	28,778	207
Gold Resource Corp	1,868	8	Murphy USA Inc (a)	20,885	1,684
Hecla Mining Co	41,596	100	Noble Corp PLC (a)	24,750	124
Kaiser Aluminum Corp	7,092	676	Northern Oil and Gas Inc (a)	19,547	57
Materion Corp	8,080	459	Oasis Petroleum Inc (a)	52,057	524
Tahoe Resources Inc (a)	16,505	39	Ocean Rig UDW Inc (a)	8,337	252
United States Lime & Minerals Inc	266	20	Panhandle Oil and Gas Inc	6,354	113
		$2,648	Par Pacific Holdings Inc (a)	7,365	131
Miscellaneous Manufacturers - 1.41%			PDC Energy Inc (a)	9,521	404
Actuant Corp	3,095	74	QEP Resources Inc (a)	168,188	1,499
Ambarella Inc (a)	1,917	67	Quintana Energy Services Inc (a)	1,362	9
American Outdoor Brands Corp (a)	31,184	427	Range Resources Corp	95,613	1,515
American Railcar Industries Inc	975	68	Resolute Energy Corp (a)	2,743	76
Core Molding Technologies Inc	46,732	318	Ring Energy Inc (a)	7,969	57
EnPro Industries Inc	26,136	1,626	Rowan Cos PLC (a)	67,739	1,077
ESCO Technologies Inc	3,702	227	SandRidge Energy Inc (a)	21,927	196
Fabrinet (a)	124,967	5,413	SilverBow Resources Inc (a)	1,095	29
Federal Signal Corp	7,765	171	SM Energy Co	60,484	1,472
FreightCar America Inc (a)	13,166	188	Southwestern Energy Co (a)	405,358	2,165
GP Strategies Corp (a)	48,680	711	SRC Energy Inc (a)	8,890	63
Harsco Corp (a)	11,160	307	Star Group LP	43,002	411
Haynes International Inc	1,644	48	Talos Energy Inc (a)	10,889	284
Hillenbrand Inc	92,700	4,440	Trecora Resources (a)	2,818	30
LSB Industries Inc (a)	2,960	22	Ultra Petroleum Corp (a)	1,488,481	1,786
Lydall Inc (a)	27,600	824	Unit Corp (a)	109,505	2,533
NL Industries Inc (a)	1,394	7	W&T Offshore Inc (a)	12,352	83
Standex International Corp	628	51	WildHorse Resource Development Corp (a)	384	8
Synalloy Corp (a)	1,110	20			$35,660
Tredegar Corp	7,606	142	Oil & Gas Services - 2.15%
Trinseo SA	2,134	115	Archrock Inc	68,043	698
		$15,266	C&J Energy Services Inc (a)	88,833	1,668
Office & Business Equipment - 0.01%			Dawson Geophysical Co (a)	3,132	18
Pitney Bowes Inc	9,403	62	Dril-Quip Inc (a)	38,224	1,627
Office Furnishings - 0.50%			Era Group Inc (a)	5,095	57
CompX International Inc	644	8	Exterran Corp (a)	16,019	334
Herman Miller Inc	49,890	1,643	Flotek Industries Inc (a)	14,670	27
Interface Inc	21,003	343	Forum Energy Technologies Inc (a)	9,394	84
Kimball International Inc	3,714	61	Frank's International NV (a)	226,984	1,612
Knoll Inc	82,169	1,632	FTS International Inc (a)	21,744	279
Steelcase Inc	104,757	1,739	Gulfmark Offshore Inc (a)	500	17
		$5,426	Helix Energy Solutions Group Inc (a)	53,615	457
Oil & Gas - 3.30%			Independence Contract Drilling Inc (a)	3,314	13
Abraxas Petroleum Corp (a)	3,051	6	Keane Group Inc (a)	758	10
Adams Resources & Energy Inc	370	15	KLX Energy Services Holdings Inc (a)	2,768	80
Alta Mesa Resources Inc (a)	12,621	40	Matrix Service Co (a)	69,281	1,409
Approach Resources Inc (a)	7,296	12	McDermott International Inc (a)	81,595	630
Berry Petroleum Corp	1,103	15	MRC Global Inc (a)	3,844	61
Bonanza Creek Energy Inc (a)	2,638	68	Natural Gas Services Group Inc (a)	4,202	81
California Resources Corp (a)	28,723	900	NCS Multistage Holdings Inc (a)	1,394	16
Callon Petroleum Co (a)	464,386	4,631	Newpark Resources Inc (a)	456,765	3,750
Contango Oil & Gas Co (a)	179,603	907	Nine Energy Service Inc (a)	2,003	74
CVR Energy Inc	222	10	NOW Inc (a)	15,383	198
CVR Refining LP	18,313	353	Nuverra Environmental Solutions Inc (a)	583	7
Delek US Holdings Inc	3,107	114	Oceaneering International Inc (a)	100,969	1,912
Denbury Resources Inc (a)	239,422	826	Oil States International Inc (a)	84,765	1,888
Diamond Offshore Drilling Inc (a)	59,232	840	PHI Inc (a)	12,720	99
Earthstone Energy Inc (a)	164,657	1,356	Pioneer Energy Services Corp (a)	9,196	27
Eclipse Resources Corp (a)	8,090	9	ProPetro Holding Corp (a)	110,125	1,944
Ensco PLC	64,718	462	SEACOR Holdings Inc (a)	12,192	585
EP Energy Corp (a)	248,588	448	Select Energy Services Inc (a)	4,952	47
EXCO Resources Inc (a)	1	—	Seventy Seven Energy Inc (a),(b),(c)	16,216	—
Goodrich Petroleum Corp (a)	684	10	Smart Sand Inc (a)	416,807	1,154
Gulfport Energy Corp (a)	220,676	2,010	Superior Energy Services Inc (a)	229,031	1,793
Halcon Resources Corp (a)	33,059	110	TETRA Technologies Inc (a)	13,329	39
HighPoint Resources Corp (a)	14,318	53	Thermon Group Holdings Inc (a)	21,708	469
Isramco Inc (a)	105	11

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas Services (continued)			Real Estate (continued)
US Silica Holdings Inc	3,113	$44	Safety Income & Growth Inc	1,048	$19
		$23,208	Stratus Properties Inc (a)	946	27
Packaging & Containers - 1.16%			Transcontinental Realty Investors Inc (a)	354	12
Graphic Packaging Holding Co	535,350	5,894	Whitestone REIT	5,350	72
Greif Inc - Class A	8,171	387			$1,923
Greif Inc - Class B	726	37	REITs - 6.07%
Multi-Color Corp	87,414	4,647	Acadia Realty Trust	7,927	221
Owens-Illinois Inc (a)	23,081	362	AG Mortgage Investment Trust Inc	24,960	431
Silgan Holdings Inc	46,203	1,110	Agree Realty Corp	3,004	172
UFP Technologies Inc (a)	4,159	143	Alexander & Baldwin Inc	31,340	612
		$12,580	American Assets Trust Inc	28,599	1,097
Pharmaceuticals - 0.87%			Anworth Mortgage Asset Corp	13,441	59
Achaogen Inc (a)	506	2	Apollo Commercial Real Estate Finance Inc	17,890	335
Adamas Pharmaceuticals Inc (a)	1,465	24	Arbor Realty Trust Inc	12,594	152
Akebia Therapeutics Inc (a)	947	7	Ares Commercial Real Estate Corp	136,875	1,981
Akorn Inc (a)	23,307	156	Armada Hoffler Properties Inc	4,646	70
Amphastar Pharmaceuticals Inc (a)	2,916	52	ARMOUR Residential REIT Inc	18,753	408
Anika Therapeutics Inc (a)	31,076	1,111	Ashford Hospitality Trust Inc	11,933	61
Aquestive Therapeutics Inc (a)	289	4	Blackstone Mortgage Trust Inc	11,050	373
Assertio Therapeutics Inc (a)	1,397	7	Braemar Hotels & Resorts Inc	13,704	145
Athersys Inc (a)	779	1	Brandywine Realty Trust	135,750	1,909
BioScrip Inc (a)	14,929	40	BRT Apartments Corp	1,749	20
Catalyst Biosciences Inc (a)	1,652	15	Capstead Mortgage Corp	20,481	141
Chimerix Inc (a)	19,988	70	CareTrust REIT Inc	19,505	344
Concert Pharmaceuticals Inc (a)	27,721	413	CatchMark Timber Trust Inc	96,565	854
Corium International Inc (a)	454	6	CBL & Associates Properties Inc	23,170	76
Corvus Pharmaceuticals Inc (a)	183	1	Cedar Realty Trust Inc	12,065	45
Cytokinetics Inc (a)	557	4	Chatham Lodging Trust	34,803	679
Diplomat Pharmacy Inc (a)	1,965	39	Cherry Hill Mortgage Investment Corp	2,358	42
Endo International PLC (a)	20,731	351	Chesapeake Lodging Trust	21,193	623
Immune Design Corp (a)	4,049	6	City Office REIT Inc	48,614	536
Intra-Cellular Therapies Inc (a)	14,115	240	Colony Capital Inc	276,814	1,625
Lannett Co Inc (a)	4,251	16	Colony Credit Real Estate Inc	79,158	1,689
Mallinckrodt PLC (a)	14,625	367	Community Healthcare Trust Inc	2,376	71
Minerva Neurosciences Inc (a)	636	7	CoreCivic Inc	358,682	8,056
Natural Grocers by Vitamin Cottage Inc (a)	4,641	84	CorEnergy Infrastructure Trust Inc	1,743	63
Natural Health Trends Corp	33,463	760	CorePoint Lodging Inc	5,689	93
Nature's Sunshine Products Inc (a)	1,310	12	Cousins Properties Inc	45,225	376
Owens & Minor Inc	51,152	404	DiamondRock Hospitality Co	82,944	867
Phibro Animal Health Corp	3,622	155	Dynex Capital Inc	28,914	168
Portola Pharmaceuticals Inc (a)	641	13	Easterly Government Properties Inc	4,567	83
PRA Health Sciences Inc (a)	47,875	4,638	Exantas Capital Corp	183,104	2,076
Prestige Consumer Healthcare Inc (a)	6,856	248	First Industrial Realty Trust Inc	45,061	1,383
Proteostasis Therapeutics Inc (a)	613	4	Four Corners Property Trust Inc	7,357	192
Ra Pharmaceuticals Inc (a)	1,733	25	Franklin Street Properties Corp	24,345	170
Revance Therapeutics Inc (a)	5,480	119	GEO Group Inc/The	97,209	2,150
Spero Therapeutics Inc (a)	875	7	Getty Realty Corp	18,168	487
Verrica Pharmaceuticals Inc (a)	231	3	Gladstone Commercial Corp	8,437	161
Zogenix Inc (a)	1,009	42	Global Medical REIT Inc	3,115	29
		$9,453	Global Net Lease Inc	7,096	144
Pipelines - 0.21%			Government Properties Income Trust	12,160	107
CNX Midstream Partners LP	43,982	803	Great Ajax Corp	36,926	482
PBF Logistics LP	59,384	1,297	Healthcare Realty Trust Inc	12,254	341
SemGroup Corp	8,532	158	Hersha Hospitality Trust	4,849	85
		$2,258	Independence Realty Trust Inc	8,650	86
Private Equity - 0.14%			Industrial Logistics Properties Trust	2,903	63
Kennedy-Wilson Holdings Inc	14,683	279	InfraREIT Inc	16,898	355
Safeguard Scientifics Inc (a)	7,390	63	Innovative Industrial Properties Inc	885	36
Victory Capital Holdings Inc (a)	146,362	1,141	Invesco Mortgage Capital Inc	17,285	261
		$1,483	Investors Real Estate Trust	65,624	356
			iStar Inc	8,627	91
Real Estate - 0.18%			Jernigan Capital Inc	2,403	47
American Realty Investors Inc (a)	371	6	Kite Realty Group Trust	28,977	459
Consolidated-Tomoka Land Co	504	29	KKR Real Estate Finance Trust Inc	2,382	48
Cushman & Wakefield PLC (a)	1,836	30	Ladder Capital Corp	14,081	237
Forestar Group Inc (a)	1,447	26	LaSalle Hotel Properties	10,952	362
Griffin Industrial Realty Inc	179	6	Lexington Realty Trust	21,285	165
HFF Inc	12,266	451	LTC Properties Inc	21,345	913
Marcus & Millichap Inc (a)	11,016	383	Mack-Cali Realty Corp	21,552	437
RE/MAX Holdings Inc	23,077	862

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Retail (continued)
MedEquities Realty Trust Inc	4,739	$39	Cato Corp/The	7,692	$149
Monmouth Real Estate Investment Corp	53,889	806	Cheesecake Factory Inc/The	15,412	745
National Health Investors Inc	9,553	702	Chico's FAS Inc	38,946	298
National Storage Affiliates Trust	175,839	4,682	Chuy's Holdings Inc (a)	516	13
New Senior Investment Group Inc	10,246	59	Citi Trends Inc	9,406	238
New York Mortgage Trust Inc	13,734	84	Conn's Inc (a)	1,411	39
NexPoint Residential Trust Inc	9,719	346	Container Store Group Inc/The (a)	2,490	15
NorthStar Realty Europe Corp	34,033	456	Del Taco Restaurants Inc (a)	4,320	47
One Liberty Properties Inc	2,229	58	Denny's Corp (a)	10,137	176
Orchid Island Capital Inc	7,004	46	Dillard's Inc	1,928	136
Owens Realty Mortgage Inc	24,669	377	Dine Brands Global Inc	1,254	102
Pebblebrook Hotel Trust	29,089	981	DSW Inc	22,706	603
Pennsylvania Real Estate Investment Trust	5,042	45	Duluth Holdings Inc (a)	26,130	803
PennyMac Mortgage Investment Trust	96,113	1,856	Dunkin' Brands Group Inc	68,075	4,939
Physicians Realty Trust	18,036	299	El Pollo Loco Holdings Inc (a)	145,406	1,819
Piedmont Office Realty Trust Inc	80,210	1,446	Express Inc (a)	13,837	122
PotlatchDeltic Corp	28,708	1,041	EZCORP Inc (a)	32,661	324
Preferred Apartment Communities Inc	5,234	88	Fiesta Restaurant Group Inc (a)	959	25
PS Business Parks Inc	2,429	317	FirstCash Inc	43,651	3,510
QTS Realty Trust Inc	2,726	104	Foundation Building Materials Inc (a)	1,599	15
Ramco-Gershenson Properties Trust	25,735	342	Francesca's Holdings Corp (a)	465,581	1,415
Ready Capital Corp	2,607	40	Gaia Inc (a)	591	9
Redwood Trust Inc	8,121	133	GameStop Corp	104,426	1,525
Retail Opportunity Investments Corp	10,951	193	Genesco Inc (a)	3,243	139
Rexford Industrial Realty Inc	8,971	284	GMS Inc (a)	379	6
RLJ Lodging Trust	24,567	478	GNC Holdings Inc (a)	10,884	40
Sabra Health Care REIT Inc	25,030	542	Group 1 Automotive Inc	28,963	1,672
Saul Centers Inc	265	13	Guess? Inc	15,831	337
Select Income REIT	10,727	203	Habit Restaurants Inc/The (a)	2,848	36
Seritage Growth Properties	41,663	1,584	Haverty Furniture Cos Inc	30,974	628
Spirit MTA REIT	5,743	62	Hibbett Sports Inc (a)	44,686	780
STAG Industrial Inc	18,423	488	J Alexander's Holdings Inc (a)	2,339	25
Summit Hotel Properties Inc	44,566	513	J. Jill Inc (a)	3,027	15
Sunstone Hotel Investors Inc	32,429	469	Jack in the Box Inc	7,952	628
Terreno Realty Corp	38,142	1,427	Kirkland's Inc (a)	1,796	18
Tier REIT Inc	8,137	176	La-Z-Boy Inc	38,773	1,078
Two Harbors Investment Corp	457,950	6,727	Lithia Motors Inc	20,414	1,819
UMH Properties Inc	810	12	Luxfer Holdings PLC	23,298	538
Universal Health Realty Income Trust	129	8	MarineMax Inc (a)	1,624	37
Urban Edge Properties	13,397	275	Movado Group Inc	32,523	1,252
Urstadt Biddle Properties Inc	5,581	111	New York & Co Inc (a)	2,779	11
Washington Prime Group Inc	55,819	357	Office Depot Inc	701,197	1,795
Washington Real Estate Investment Trust	7,753	216	Papa John's International Inc	1,203	66
Western Asset Mortgage Capital Corp	5,810	58	Party City Holdco Inc (a)	7,214	76
Xenia Hotels & Resorts Inc	39,477	812	PC Connection Inc	41,460	1,374
		$65,555	PetIQ Inc (a)	177	6
Retail - 4.60%			Red Robin Gourmet Burgers Inc (a)	1,721	52
Abercrombie & Fitch Co	6,726	132	Regis Corp (a)	4,822	81
American Eagle Outfitters Inc	15,809	364	Rite Aid Corp (a)	105,672	127
America's Car-Mart Inc/TX (a)	580	43	Rush Enterprises Inc - Class A	43,940	1,555
Asbury Automotive Group Inc (a)	18,773	1,222	Rush Enterprises Inc - Class B	424	15
Ascena Retail Group Inc (a)	29,773	115	Ruth's Hospitality Group Inc	19,412	524
At Home Group Inc (a)	1,710	47	Sally Beauty Holdings Inc (a)	8,758	156
Barnes & Noble Education Inc (a)	5,708	33	Shoe Carnival Inc	1,530	62
Barnes & Noble Inc	7,868	50	Signet Jewelers Ltd	15,501	868
Bassett Furniture Industries Inc	6,136	122	Sonic Automotive Inc	87,967	1,594
Beacon Roofing Supply Inc (a)	15,685	438	Sonic Corp	2,718	118
Bed Bath & Beyond Inc	130,113	1,787	Sportsman's Warehouse Holdings Inc (a)	264,610	1,331
Big Lots Inc	42,805	1,777	Suburban Propane Partners LP	35,737	817
Biglari Holdings Inc (a)	114	16	Tile Shop Holdings Inc	28,116	183
Biglari Holdings Inc (a)	21	16	Tilly's Inc	18,626	330
BJ's Wholesale Club Holdings Inc (a)	4,717	104	Vera Bradley Inc (a)	21,676	286
BMC Stock Holdings Inc (a)	9,839	165	Wingstop Inc	2,984	187
Bojangles' Inc (a)	91,797	1,452	World Fuel Services Corp	58,495	1,872
Brinker International Inc	10,571	458	Zumiez Inc (a)	3,530	82
Buckle Inc/The	3,150	64			$49,734
Caleres Inc	14,986	512
Cannae Holdings Inc (a)	14,947	276
Carrols Restaurant Group Inc (a)	65,216	858

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Savings & Loans - 2.52%			Semiconductors (continued)
Banc of California Inc	4,296	$69	Synaptics Inc (a)	43,026	$1,615
BankFinancial Corp	7,519	106	Ultra Clean Holdings Inc (a)	5,148	54
Beneficial Bancorp Inc	25,498	399	Xperi Corp	5,104	66
Berkshire Hills Bancorp Inc	5,278	177			$39,754
Brookline Bancorp Inc	33,464	519	Software - 1.48%
BSB Bancorp Inc/MA (a)	974	28	ACI Worldwide Inc (a)	583	15
Capitol Federal Financial Inc	200,632	2,489	Allscripts Healthcare Solutions Inc (a)	57,654	687
Community Bankers Trust Corp (a)	3,398	29	American Software Inc/GA	1,478	17
Dime Community Bancshares Inc	106,441	1,716	Avalara Inc (a)	185	6
Entegra Financial Corp (a)	858	19	Avaya Holdings Corp (a)	10,406	171
ESSA Bancorp Inc	1,288	21	Avid Technology Inc (a)	1,584	8
First Defiance Financial Corp	3,919	107	Bottomline Technologies DE Inc (a)	780	52
First Financial Northwest Inc	1,319	20	Castlight Health Inc (a)	1,100	3
First Savings Financial Group Inc	294	19	Cision Ltd (a)	281,475	4,163
Flagstar Bancorp Inc (a)	2,942	91	Computer Programs & Systems Inc	760	19
Flushing Financial Corp	77,535	1,759	CSG Systems International Inc	34,347	1,205
FS Bancorp Inc	234	11	Daily Journal Corp (a)	140	33
Greene County Bancorp Inc	176	6	Digi International Inc (a)	85,438	992
Hingham Institution for Savings	103	21	Donnelley Financial Solutions Inc (a)	102,453	1,593
Home Bancorp Inc	1,124	45	Evolent Health Inc (a)	7,016	156
HomeTrust Bancshares Inc	15,278	416	Exela Technologies Inc (a)	1,280	8
Investors Bancorp Inc	165,080	1,845	InnerWorkings Inc (a)	146,666	1,054
Meridian Bancorp Inc	53,851	853	LiveRamp Holdings Inc (a)	5,672	259
MutualFirst Financial Inc	1,436	51	ManTech International Corp/VA	9,367	537
Northfield Bancorp Inc	141,970	1,870	MicroStrategy Inc (a)	13,003	1,638
Northwest Bancshares Inc	14,658	237	Monotype Imaging Holdings Inc	65,640	1,151
OceanFirst Financial Corp	4,743	120	NextGen Healthcare Inc (a)	19,356	286
Oritani Financial Corp	129,502	1,892	PDF Solutions Inc (a)	3,558	28
Pacific Premier Bancorp Inc (a)	239,251	6,993	Progress Software Corp	15,363	494
People's United Financial Inc	1,742	27	SecureWorks Corp (a)	999	16
Provident Financial Services Inc	15,679	383	SendGrid Inc (a)	1,930	70
Prudential Bancorp Inc	1,344	24	Telenav Inc (a)	2,255	10
Riverview Bancorp Inc	3,698	31	TiVo Corp	12,103	133
SI Financial Group Inc	1,537	20	Verint Systems Inc (a)	23,464	1,071
Southern Missouri Bancorp Inc	11,606	391	Workiva Inc (a)	2,660	91
Sterling Bancorp/DE	7,680	138			$15,966
Territorial Bancorp Inc	18,375	501	Storage & Warehousing - 0.00%
Timberland Bancorp Inc/WA	1,082	31	Mobile Mini Inc	461	19
United Community Financial Corp/OH	6,773	62	Supranational Bank - 0.00%
United Financial Bancorp Inc	9,394	145	Banco Latinoamericano de Comercio Exterior SA	1,140	20
Washington Federal Inc	78,771	2,218
Waterstone Financial Inc	59,414	970	Telecommunications - 1.32%
WSFS Financial Corp	7,370	313	Acacia Communications Inc (a)	2,325	80
		$27,182	ADTRAN Inc	20,216	272
			ATN International Inc	4,233	358
Semiconductors - 3.68%			Calix Inc (a)	3,199	23
Advanced Energy Industries Inc (a)	21,009	904	Casa Systems Inc (a)	571	8
Alpha & Omega Semiconductor Ltd (a)	2,920	27	Ciena Corp (a)	21,636	676
Amkor Technology Inc (a)	132,972	951	Cincinnati Bell Inc (a)	5,877	83
Aquantia Corp (a)	71,261	681	Clearfield Inc (a)	830	10
Axcelis Technologies Inc (a)	4,293	74	Consolidated Communications Holdings Inc	7,020	88
AXT Inc (a)	5,112	34	DASAN Zhone Solutions Inc (a)	1,050	14
Cabot Microelectronics Corp	5,275	515	Finisar Corp (a)	11,595	193
CEVA Inc (a)	1,544	38	Frontier Communications Corp	13,339	64
Cirrus Logic Inc (a)	58,414	2,187	Harmonic Inc (a)	11,077	61
Cohu Inc	6,565	137	IDT Corp - Class B (a)	223,406	1,573
Cree Inc (a)	13,154	510	Infinera Corp (a)	21,374	119
CTS Corp	27,888	744	Intelsat SA (a)	6,630	173
Diodes Inc (a)	181,443	5,479	InterDigital Inc	3,291	234
FormFactor Inc (a)	6,677	82	Iridium Communications Inc (a)	13,787	273
Integrated Device Technology Inc (a)	212,375	9,941	KVH Industries Inc (a)	2,400	30
MACOM Technology Solutions Holdings Inc (a)	5,837	82	Liberty Latin America Ltd (a)	4,337	78
MaxLinear Inc (a)	364,445	7,074	Liberty Latin America Ltd (a)	11,208	202
Nanometrics Inc (a)	6,276	201	LogMeIn Inc	53,450	4,603
Photronics Inc (a)	182,797	1,780	Maxar Technologies Ltd	5,559	83
Rambus Inc (a)	10,593	92	NeoPhotonics Corp (a)	4,536	36
Semtech Corp (a)	6,101	275	NETGEAR Inc (a)	15,337	851
Sigma Designs Inc (a)	11,220	2	NII Holdings Inc (a)	11,432	71
Silicon Laboratories Inc (a)	67,325	5,489	Oclaro Inc (a)	16,875	139
SMART Global Holdings Inc (a)	25,720	720	pdvWireless Inc (a)	1,222	49

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES (continued)	Shares Held Value (000’s)
Telecommunications (continued)			Money Market Funds - 3.31%
Preformed Line Products Co	11,417	$721	Principal Government Money Market Fund	35,811,200	$35,811
Quantenna Communications Inc (a)	78,327	1,407	2.05%(d),(e)
Ribbon Communications Inc (a)	154,550	1,051	TOTAL INVESTMENT COMPANIES		$57,188
RigNet Inc (a)	1,814	31	PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Spok Holdings Inc	3,157	44	Investment Companies - 0.00%
ViaSat Inc (a)	5,470	349	Steel Partners Holdings LP 6.00%, 02/07/2026	507	$11
Viavi Solutions Inc (a)	22,382	258	TOTAL PREFERRED STOCKS		$11
		$14,305	Total Investments	$1,085,218
Textiles - 0.07%			Other Assets and Liabilities - (0.44)%		(4,765)
Culp Inc	1,558	36	TOTAL NET ASSETS - 100.00%		$1,080,453
UniFirst Corp/MA	5,021	750

		$786	(a) Non-income producing security
Transportation - 1.15%			(b)	Fair value of these investments is determined in good faith by the Manager
ArcBest Corp	5,201	193	under procedures established and periodically reviewed by the Board of
Ardmore Shipping Corp (a)	4,634	30	Directors. Certain inputs used in the valuation may be unobservable; however,
Atlas Air Worldwide Holdings Inc (a)	2,337	121	each security is evaluated individually for purposes of ASC 820 which results
Costamare Inc	7,110	38	in not all securities being identified as Level 3 of the fair value hierarchy. At
Covenant Transportation Group Inc (a)	1,720	43	the end of the period, the fair value of these securities totaled $27 or 0.00% of
Daseke Inc (a)	9,299	56	net assets.
Dorian LPG Ltd (a)	10,602	85	(c)	The value of these investments was determined using significant unobservable
Eagle Bulk Shipping Inc (a)	6,578	33	inputs.
Echo Global Logistics Inc (a)	4,817	124	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Frontline Ltd/Bermuda (a)	10,173	73	Investment Company Act of 1940) or an affiliate as defined by the Investment
GasLog Ltd	7,324	150	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Genco Shipping & Trading Ltd (a)	1,527	17	voting shares of the security). Please see affiliated sub-schedule for
Golar LNG Ltd	9,317	250	transactional information.
Hub Group Inc (a)	18,632	854	(e) Current yield shown is as of period end.
International Seaways Inc (a)	2,906	62
Landstar System Inc	50,725	5,077
Marten Transport Ltd	3,967	76	Portfolio Summary (unaudited)
Matson Inc	48,112	1,687	Sector		Percent
Nordic American Tankers Ltd	547,008	1,417	Financial		30.87%
Overseas Shipholding Group Inc (a)	104,617	328	Industrial		13.93%
PAM Transportation Services Inc (a)	129	8	Consumer, Cyclical		12.97%
Radiant Logistics Inc	5,953	32	Consumer, Non-cyclical		10.98%
Safe Bulkers Inc (a)	6,882	17	Technology		8.95%
Scorpio Bulkers Inc	7,693	49	Energy		6.48%
Ship Finance International Ltd	8,239	103	Investment Companies		5.29%
Teekay Corp	9,276	61	Communications		4.40%
Teekay Tankers Ltd	26,426	29	Utilities		4.36%
Tidewater Inc (a)	2,370	64	Basic Materials		2.21%
US Xpress Enterprises Inc (a)	127,080	1,223	Government		0.00%
USA Truck Inc (a)	283	6	Other Assets and Liabilities		(0.44)%
Werner Enterprises Inc	2,628	85	TOTAL NET ASSETS		100.00%
YRC Worldwide Inc (a)	3,458	29
		$12,420
Trucking & Leasing - 0.19%
GATX Corp	3,720	279
General Finance Corp (a)	966	12
Greenbrier Cos Inc/The	36,486	1,731
Willis Lease Finance Corp (a)	461	16
		$2,038
Water - 0.22%
American States Water Co	16,307	998
Artesian Resources Corp	10,248	375
California Water Service Group	4,310	181
Connecticut Water Service Inc	2,992	206
Consolidated Water Co Ltd	2,213	27
Middlesex Water Co	336	15
PICO Holdings Inc	2,937	34
SJW Group	6,110	371
York Water Co/The	6,072	190
		$2,397
TOTAL COMMON STOCKS		$1,028,019
INVESTMENT COMPANIES - 5.29%	Shares Held Value (000's)
Exchange Traded Funds - 1.98%
iShares Russell 2000 Value ETF	176,450	21,377

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
October 31, 2018

Affiliated Securities	October 31, 2017	Purchases		Sales	October 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.05%	$—		$519,214	$483,403		$35,811
	$—		$519,214	$483,403		$35,811

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.05%	$566	$—		$—		$—
	$566	$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2018	Long	109		$8,240		$(502)
Total						$(502)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2018

	Principal			Principal
MUNICIPAL BONDS - 102.31%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Alabama - 2.93%			California (continued)
Birmingham Airport Authority (credit support			Riverside Community Properties Development
from AGM)			Inc
5.25%, 07/01/2030(a)	$1,000	$1,044	6.00%, 10/15/2038	$1,150	$1,358
Lower Alabama Gas District/The			Sacramento Area Flood Control Agency (credit
5.00%, 09/01/2034	3,500	3,943	support from BAM)
5.00%, 09/01/2046	4,500	5,040	5.00%, 10/01/2039(a)	1,340	1,459
Selma Industrial Development Board			San Diego Unified School District/CA
6.25%, 11/01/2033	700	728	0.00%, 07/01/2032(e)	5,000	2,989
		$10,755	Southern California Public Power Authority
Alaska - 0.42%			5.25%, 07/01/2028	1,000	1,080
Borough of Matanuska-Susitna AK (credit			University of California
support from AGC)			5.75%, 05/15/2025	1,380	1,410
5.50%, 09/01/2023(a)	1,500	1,543	West Contra Costa Unified School District
Arizona - 2.49%			5.25%, 08/01/2033	1,000	1,119
Chandler Industrial Development Authority					$45,559
2.70%, 12/01/2037(b)	1,300	1,295	Colorado - 3.06%
City of Phoenix Civic Improvement Corp			City & County of Denver CO Airport System
5.00%, 07/01/2034	1,000	1,020	Revenue
Navajo Nation			5.00%, 12/01/2036	3,500	3,972
5.50%, 12/01/2030(c)	1,240	1,362	Denver Convention Center Hotel Authority
Salt Verde Financial Corp			5.00%, 12/01/2036	1,000	1,063
5.00%, 12/01/2032	4,805	5,446	Eagle County Airport Terminal Corp
		$9,123	5.00%, 05/01/2033	2,000	2,165
California - 12.43%			5.00%, 05/01/2041	500	532
Alum Rock Union Elementary School District			North Park Metropolitan District No 1
5.25%, 08/01/2043	1,000	1,094	5.50%, 12/01/2034	1,340	1,337
California Educational Facilities Authority			Platte River Power Authority
5.00%, 01/01/2039(b),(d)	6,255	6,290	5.00%, 06/01/2026	1,135	1,155
California Health Facilities Financing Authority			Regional Transportation District
5.00%, 11/15/2046(d)	1,691	1,836	6.00%, 01/15/2041	450	465
California Municipal Finance Authority			6.50%, 01/15/2030	500	524
4.00%, 12/31/2047	2,000	1,898			$11,213
5.00%, 12/31/2043	2,000	2,137	Connecticut - 1.85%
California Pollution Control Financing Authority			Mohegan Tribal Finance Authority
4.30%, 07/01/2040	2,000	2,048	7.00%, 02/01/2045(c)	5,500	5,569
California Statewide Communities Development			State of Connecticut (credit support from ACA)
Authority			6.60%, 07/01/2024(a)	1,215	1,218
6.25%, 11/15/2019(c)	200	205			$6,787
6.63%, 11/15/2024(c)	500	520	District of Columbia - 0.98%
California Statewide Communities Development			District of Columbia
Authority (credit support from FHA INS)			5.00%, 12/01/2023	1,785	1,840
6.63%, 08/01/2029(a)	890	922	5.00%, 12/01/2024	715	737
California Statewide Communities Development			6.38%, 10/01/2034	1,000	1,039
Authority (credit support from GNMA COLL)					$3,616
4.90%, 07/20/2039(a)	500	515	Florida - 3.40%
City of Los Angeles Department of Airports			City of Lakeland FL Department of Electric
5.00%, 05/15/2028	2,000	2,328	Utilities
5.00%, 05/15/2035	1,500	1,553	5.25%, 10/01/2036	1,000	1,205
5.00%, 05/15/2044(d)	5,150	5,623	Collier County Health Facilities Authority
City of Vernon CA Electric System Revenue			5.00%, 05/01/2043	3,500	3,734
5.13%, 08/01/2021	230	236	Escambia County Health Facilities
5.13%, 08/01/2021	340	347	Authority (credit support from AMBAC)
Golden State Tobacco Securitization Corp			5.95%, 07/01/2020(a)	10	11
5.30%, 06/01/2037	1,000	1,022	Greater Orlando Aviation Authority
Lancaster Redevelopment Agency Successor			5.00%, 10/01/2047(d)	7,001	7,505
Agency					$12,455
6.50%, 08/01/2029	580	600	Georgia - 1.33%
Los Angeles Unified School District/CA			Atlanta Development Authority
5.00%, 07/01/2029	1,000	1,020	6.75%, 01/01/2035	2,000	1,909
Metropolitan Water District of Southern			7.00%, 01/01/2040	2,000	1,942
California			City of Atlanta GA Water & Wastewater Revenue
5.00%, 07/01/2029	1,150	1,175	6.00%, 11/01/2027	1,000	1,040
Oakland Unified School District/Alameda County					$4,891
5.00%, 08/01/2034	2,210	2,482	Idaho - 0.60%
Port of Los Angeles			Idaho Health Facilities Authority
5.00%, 08/01/2031	1,240	1,266	6.65%, 02/15/2021(b)	2,000	2,198
Richmond Joint Powers Financing Authority
6.25%, 07/01/2024	1,000	1,027

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund October 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Illinois - 17.26%			Kentucky (continued)
Chicago O'Hare International Airport			Kentucky State Property & Building
5.00%, 01/01/2033	$2,000	$2,173	Commission (credit support from AGC)
5.00%, 01/01/2052	1,500	1,579	5.25%, 02/01/2025(a)	$885	$892
5.25%, 01/01/2036	2,000	2,215	5.25%, 02/01/2025(a)	115	116
5.25%, 01/01/2037	4,000	4,421	Paducah Electric Plant Board (credit support
City of Chicago IL			from AGC)
5.25%, 01/01/2029	2,000	2,117	5.25%, 10/01/2035(a)	1,500	1,521
6.00%, 01/01/2038	2,965	3,289			$5,679
7.13%, 03/15/2022	300	300	Louisiana - 1.73%
7.46%, 02/15/2026	659	482	Lafayette Public Trust Financing
City of Chicago IL Wastewater Transmission			Authority (credit support from AGM)
Revenue			5.25%, 10/01/2030(a)	1,000	1,058
5.00%, 01/01/2030	1,000	1,077	Louisiana Local Government Environmental
5.00%, 01/01/2032	1,000	1,068	Facilities & Community Development Authority
5.00%, 01/01/2033	2,000	2,130	3.50%, 11/01/2032	3,000	2,825
City of Chicago IL Waterworks Revenue			Louisiana Public Facilities Authority
5.00%, 11/01/2028	1,000	1,083	0.00%, 07/01/2039(e)	417	—
County of Cook IL Sales Tax Revenue			0.00%, 07/01/2039(e)	659	—
5.25%, 11/15/2036	1,520	1,702	Louisiana Public Facilities Authority (credit
Gilberts Special Service Area No 24/IL			support from FNMA)
5.38%, 03/01/2034	280	261	0.00%, 12/01/2019(a),(e)	1,500	1,466
Illinois Finance Authority			New Orleans Aviation Board (credit support from
4.38%, 12/01/2042	1,400	1,354	AGC)
5.38%, 08/15/2024	500	513	6.00%, 01/01/2023(a)	1,000	1,007
5.75%, 08/15/2030	1,050	1,080			$6,356
6.00%, 03/01/2038	1,540	1,560	Maine - 0.49%
6.25%, 11/15/2035	350	364	Finance Authority of Maine
6.25%, 11/15/2035	650	678	4.38%, 08/01/2035(b),(c)	1,800	1,779
6.50%, 11/01/2038	1,000	1,000	Maryland - 0.84%
7.25%, 11/01/2038	1,000	1,000	Maryland Community Development
Illinois State Toll Highway Authority			Administration
5.00%, 12/01/2032	5,200	5,735	4.10%, 09/01/2038(f)	900	894
5.00%, 01/01/2040(d)	2,000	2,156	Maryland Economic Development Corp
5.25%, 01/01/2030	1,000	1,032	5.00%, 03/31/2041	1,000	1,055
Metropolitan Pier & Exposition Authority			5.75%, 06/01/2035	545	576
5.00%, 06/15/2057	700	719	Maryland Health & Higher Educational Facilities
Metropolitan Pier & Exposition Authority (credit			Authority
support from NATL)			6.00%, 07/01/2041	500	547
5.50%, 06/15/2029(a)	2,410	2,637			$3,072
Metropolitan Water Reclamation District of
Greater Chicago			Massachusetts - 1.67%
5.00%, 12/01/2028	5,000	5,640	Massachusetts Bay Transportation Authority
Sales Tax Securitization Corp			5.25%, 07/01/2028	2,000	2,409
5.00%, 01/01/2048	3,000	3,200	Massachusetts Development Finance Agency
State of Illinois			5.75%, 12/01/2042(b)	1,000	1,019
5.00%, 11/01/2026	2,500	2,597	Massachusetts Educational Financing Authority
5.00%, 10/01/2033	4,000	4,069	4.90%, 07/01/2028	1,630	1,667
5.50%, 07/01/2027	3,410	3,627	Massachusetts State College Building
United City of Yorkville IL			Authority (credit support from ST APPROP)
5.75%, 03/01/2028	500	490	5.50%, 05/01/2039(a)	1,000	1,018
		$63,348			$6,113
Indiana - 0.75%			Michigan - 0.72%
Indiana Finance Authority			City of Detroit MI Sewage Disposal System
5.38%, 11/01/2032	1,000	1,000	Revenue (credit support from AGM)
Indiana Municipal Power Agency			7.00%, 07/01/2027(a)	1,500	1,549
6.00%, 01/01/2039	1,000	1,007	Wayne County Airport Authority
Town of Shoals IN			5.00%, 12/01/2045	1,000	1,085
7.25%, 11/01/2043	700	771			$2,634
		$2,778	Minnesota - 0.89%
Kansas - 0.29%			City of Minneapolis MN
Kansas Development Finance Authority			6.75%, 11/15/2032	500	501
5.50%, 11/15/2029	20	21	City of Minneapolis MN (credit support from
5.50%, 11/15/2029	980	1,012	AGC)
		$1,033	6.50%, 11/15/2038(a)	835	836
Kentucky - 1.54%			City of Rochester MN
Kentucky Public Energy Authority			5.00%, 11/15/2034	1,600	1,921
4.00%, 01/01/2049(b)	3,000	3,150			$3,258

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Missouri - 1.50%			New York (continued)
City of St Louis MO Airport Revenue (credit			New York City Industrial Development
support from NATL)			Agency (credit support from AGC)
5.50%, 07/01/2028(a)	$1,500	$1,799	6.13%, 01/01/2029(a)	$1,000	$1,007
Health & Educational Facilities Authority of the			New York City Transitional Finance Authority
State of Missouri			Building Aid Revenue (credit support from ST
4.25%, 12/01/2042(c)	3,000	2,725	AID WITHHLDG)
Maryland Heights Industrial Development			5.25%, 01/15/2039(a)	2,145	2,160
Authority			New York City Transitional Finance Authority
5.00%, 03/15/2049	1,000	976	Future Tax Secured Revenue
		$5,500	5.00%, 05/01/2037	2,500	2,797
Montana - 0.69%			New York Counties Tobacco Trust VI
Montana Facility Finance Authority			5.00%, 06/01/2031	215	233
4.13%, 07/01/2038	2,650	2,534	5.00%, 06/01/2036	740	791
Nebraska - 0.55%			5.00%, 06/01/2041	400	424
Municipal Energy Agency of Nebraska (credit			New York Liberty Development Corp
support from BHAC)			5.00%, 11/15/2031	1,000	1,064
5.13%, 04/01/2029(a)	1,000	1,013	5.00%, 09/15/2040	1,000	1,077
University of Nebraska			New York Liberty Development Corp (credit
5.25%, 07/01/2039	1,000	1,006	support from GO OF AUTH)
		$2,019	5.00%, 12/15/2041(a)	1,000	1,066
Nevada - 3.05%			New York State Dormitory Authority (credit
County of Clark Department of Aviation			support from AGC ST AID WITHHLDG)
5.13%, 07/01/2034	1,000	1,029	5.00%, 10/01/2023(a)	1,860	1,912
Las Vegas Convention & Visitors Authority			5.00%, 10/01/2023(a)	140	143
5.00%, 07/01/2043(d)	5,606	6,075	New York Transportation Development Corp
Las Vegas Redevelopment Agency			5.00%, 08/01/2021	3,500	3,678
5.00%, 06/15/2040	3,850	4,067	5.00%, 01/01/2036	3,000	3,209
		$11,171	5.25%, 01/01/2050	3,125	3,289
			Niagara Area Development Corp
New Hampshire - 1.22%			4.75%, 11/01/2042(c)	1,000	972
City of Manchester NH General Airport			State of New York Mortgage Agency
Revenue (credit support from AGM)			1.61%, 04/01/2047(b)	1,000	1,000
5.13%, 01/01/2030(a)	1,000	1,004	Tompkins County Development Corp
New Hampshire Business Finance Authority			5.00%, 07/01/2027	115	115
4.00%, 11/01/2027(c)	1,000	987	Westchester County Local Development Corp
4.88%, 11/01/2042(c)	1,000	976	5.00%, 11/01/2046	2,400	2,492
New Hampshire Health and Education Facilities					$33,147
Authority Act
1.65%, 07/01/2033(b)	1,500	1,500	North Carolina - 0.57%
		$4,467	City of Raleigh NC Combined Enterprise System
			Revenue
New Jersey - 5.61%			5.00%, 03/01/2031	1,000	1,065
Casino Reinvestment Development Authority			North Carolina Medical Care Commission
5.25%, 11/01/2039	750	791	5.00%, 10/01/2047	1,000	1,032
New Jersey Economic Development Authority					$2,097
4.00%, 07/01/2032	805	778
5.00%, 09/01/2034	1,000	1,024	Ohio - 5.08%
5.75%, 04/01/2031	1,005	1,086	American Municipal Power Inc
5.75%, 06/01/2031	550	581	5.25%, 02/15/2033	2,575	2,777
New Jersey Housing & Mortgage Finance Agency			Buckeye Tobacco Settlement Financing Authority
1.64%, 10/01/2026(b)	800	800	6.00%, 06/01/2042	2,000	1,968
New Jersey Transportation Trust Fund Authority			Buckeye Tobacco Settlement Financing
5.25%, 06/15/2032	2,000	2,134	Authority (credit support from BUCKEYE OHIO
5.25%, 06/15/2034	2,250	2,395	TOB SETTLEMENT)
South Jersey Port Corp			5.75%, 06/01/2034(a)	2,500	2,407
5.00%, 01/01/2042	2,500	2,627	City of Cincinnati OH
5.00%, 01/01/2048	3,000	3,144	5.00%, 12/01/2032	815	893
Tobacco Settlement Financing Corp/NJ			Cleveland-Cuyahoga County Port Authority
5.00%, 06/01/2046	5,000	5,161	5.50%, 12/01/2053	1,600	1,712
		$20,521	County of Hamilton OH
			5.00%, 01/01/2036	1,435	1,489
New York - 9.04%			5.00%, 01/01/2046	2,500	2,540
Brooklyn Arena Local Development Corp			County of Montgomery OH
6.38%, 07/15/2043	1,400	1,473	1.65%, 11/15/2045(b)	1,000	1,000
Hudson Yards Infrastructure Corp			Ohio Air Quality Development Authority
5.75%, 02/15/2047	1,585	1,714	3.75%, 12/01/2023(b)	2,000	1,420
5.75%, 02/15/2047	915	979	4.25%, 01/15/2038(c)	1,000	982
Metropolitan Transportation Authority			4.50%, 01/15/2048(c)	850	850
5.25%, 11/15/2030	1,500	1,552

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Ohio (continued)			Texas (continued)
State of Ohio			Tarrant County Cultural Education Facilities
3.25%, 01/01/2035	$620	$568	Finance Corp
		$18,606	5.00%, 11/15/2037	$2,060	$2,161
Oklahoma - 0.49%			6.00%, 11/15/2027	2,250	2,382
Oklahoma Development Finance Authority			Tarrant County Cultural Education Facilities
5.50%, 08/15/2052	1,000	1,074	Finance Corp (credit support from AGC)
Tulsa Airports Improvement Trust			6.25%, 07/01/2028(a)	1,000	1,007
5.00%, 06/01/2035(b)	700	738	Texas A&M University
		$1,812	5.00%, 05/15/2027	1,000	1,017
Oregon - 0.26%			Texas Municipal Gas Acquisition & Supply Corp
Oregon State Business Development Commission			I
6.50%, 04/01/2031(c)	1,000	965	6.25%, 12/15/2026	1,220	1,391
Pennsylvania - 2.17%			Texas Private Activity Bond Surface
Blythe Township Solid Waste Authority			Transportation Corp
7.75%, 12/01/2037	1,000	1,026	7.00%, 12/31/2038	1,000	1,156
Commonwealth Financing Authority					$26,494
5.00%, 06/01/2032	3,000	3,310	Utah - 1.38%
5.00%, 06/01/2033	2,000	2,196	Utah Infrastructure Agency
Pennsylvania Economic Development Financing			5.00%, 10/15/2028	1,000	1,099
Authority			5.00%, 10/15/2034	1,000	1,072
6.00%, 06/01/2031	500	490	5.00%, 10/15/2037	1,500	1,590
Pennsylvania Turnpike Commission			5.38%, 10/15/2040	1,200	1,314
5.75%, 12/01/2028	245	263			$5,075
5.75%, 12/01/2028	175	188	Virginia - 1.17%
6.00%, 12/01/2034	65	70	County of Botetourt VA
6.00%, 12/01/2034	80	86	6.00%, 07/01/2034	1,000	1,073
6.00%, 12/01/2034	355	383	6.00%, 07/01/2044	1,000	1,066
		$8,012	Roanoke Economic Development Authority
South Carolina - 0.71%			6.63%, 12/01/2044	1,295	1,375
South Carolina Jobs-Economic Development			Washington County Industrial Development
Authority			Authority/VA
5.25%, 11/15/2047	1,500	1,568	7.50%, 07/01/2029	750	757
South Carolina Jobs-Economic Development					$4,271
Authority (credit support from AGC)			Washington - 0.84%
5.38%, 02/01/2029(a)	1,000	1,008	FYI Properties
		$2,576	5.50%, 06/01/2039	1,000	1,017
South Dakota - 0.41%			Washington Health Care Facilities Authority
Oglala Sioux Tribe			7.38%, 03/01/2038	1,000	1,018
5.75%, 10/01/2025(c)	1,500	1,503	Washington Higher Education Facilities Authority
Tennessee - 1.24%			5.63%, 10/01/2040	1,000	1,032
Metropolitan Government Nashville & Davidson					$3,067
County Health & Educational Facs Bd			West Virginia - 0.35%
5.00%, 07/01/2040	4,250	4,537	West Virginia Hospital Finance Authority
Texas - 7.23%			5.50%, 06/01/2034	1,250	1,274
Capital Area Cultural Education Facilities Finance			Wisconsin - 3.08%
Corp			City of Superior WI (credit support from GO OF
6.13%, 04/01/2045(b)	1,000	1,042	CORP)
Central Texas Turnpike System			5.38%, 11/01/2021(a)	750	752
5.00%, 08/15/2031	1,285	1,377	Public Finance Authority
City of Fort Worth TX Water & Sewer System			4.00%, 08/01/2035	1,580	1,475
Revenue			5.00%, 12/01/2025(c)	3,000	3,282
4.00%, 02/15/2042	1,100	1,097	5.00%, 09/30/2037	500	536
City of Houston TX Airport System Revenue			5.00%, 10/01/2048(c)	1,500	1,500
5.00%, 07/01/2029	2,000	2,125	5.25%, 04/01/2030	1,400	1,464
Harris County Industrial Development Corp			State of Wisconsin (credit support from ST
5.00%, 02/01/2023	400	413	APPROP)
Harris County-Houston Sports Authority			5.38%, 05/01/2025(a)	125	127
5.00%, 11/15/2030	3,000	3,294	5.38%, 05/01/2025(a)	875	890
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2033	2,435	2,728
North Texas Tollway Authority
5.00%, 01/01/2045	1,000	1,074
Port Beaumont Navigation District
7.25%, 02/01/2036(b),(c)	4,000	4,129
Sea Breeze Public Facility Corp
6.50%, 01/01/2046	100	101

See accompanying notes.

			Schedule of Investments
			Tax-Exempt Bond Fund
			October 31, 2018

	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority
6.38%, 02/15/2029	$500		$506
6.63%, 02/15/2039	720		730
			$11,262
TOTAL MUNICIPAL BONDS			$375,100
Total Investments			$375,100
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.86)%
Notes with an interest rate of 1.60% - 1.80% at	$(17,827	) $	(17,827)
October 31, 2018 and contractual maturity of
collateral from 2019-2026.(g)
Total Net Investments			$357,273
Other Assets and Liabilities - 2.55%			9,345
TOTAL NET ASSETS - 100.00%			$366,618

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,306 or 7.72% of net assets.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-income producing security
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	69.89%
Prerefunded	12.42%
Insured	9.55%
General Obligation Unlimited	8.22%
Tax Allocation	1.11%
Special Tax	0.61%
Special Assessment	0.30%
Certificate Participation	0.21%
Liability For Floating Rate Notes Issued	(4.86)%
Other Assets and Liabilities	2.55%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments

October 31, 2018

Currency Abbreviations ARS BRL CAD CHF CLP CNH CNY COP CZK EGP EUR GBP HKD HUF IDR JPY KZT MXN NZD PEN PLN RON RUB THB TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Japanese Yen

Kazakhstani Tenge

Mexican Peso

New Zealand Dollar

Peruvian Nuevo Sol

Polish Zloty

Romanian New Leu

Russian Ruble

Thai Baht

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
CALIFORNIA MUNICIPAL FUND
Institutional shares
2018		$10.54	$0.38	($0.46)	($0.08)	($0.36)	($0.36)	$10.10	(0.84)%
2017		10.68	0.39	(0.17)	0.22	(0.36)	(0.36)	10.54	2.15
2016		10.46	0.36	0.23	0.59	(0.37)	(0.37)	10.68	5.68
2015	(d)	10.62	0.29	(0.12)	0.17	(0.33)	(0.33)	10.46	1.67	(e)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

			Ratio of Expenses to Average
	Ratio of Expenses to Average		Net Assets (Excluding Interest		Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Expense Fees)		to Average Net Assets		Portfolio Turnover Rate

$96,073	0.57	%(b)	0.51%(b),(c)		3.71%		49.0%
90,691	0.57	(b)	0.52	(b),(c)	3.68		39.8
5,771	0.65	(b)	0.60	(b),(c)	3.32		27.9
141	0.63	(b),(f)	0.60	(b),(c),(f)	4.09	(f)	26.6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)	Period from February 27, 2015, date operations commenced, through October 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
CORE PLUS BOND FUND
Class J shares
2018	$11.06	$0.31	($0.61)	($0.30)	($0.33)	($0.33)	$10.43	(2.76	)%(c)
2017	11.12	0.28	(0.05)	0.23	(0.29)	(0.29)	11.06	2.07	(c)
2016	10.87	0.25	0.23	0.48	(0.23)	(0.23)	11.12	4.46	(c)
2015	11.03	0.23	(0.15)	0.08	(0.24)	(0.24)	10.87	0.71	(c)
2014	10.86	0.23	0.19	0.42	(0.25)	(0.25)	11.03	3.95	(c)
Institutional shares
2018	10.98	0.34	(0.60)	(0.26)	(0.37)	(0.37)	10.35	(2.42)
2017	11.04	0.32	(0.06)	0.26	(0.32)	(0.32)	10.98	2.45
2016	10.79	0.28	0.23	0.51	(0.26)	(0.26)	11.04	4.80
2015	10.96	0.28	(0.17)	0.11	(0.28)	(0.28)	10.79	1.01
2014	10.79	0.27	0.20	0.47	(0.30)	(0.30)	10.96	4.40
R-1 shares
2018	10.98	0.25	(0.60)	(0.35)	(0.28)	(0.28)	10.35	(3.27)
2017	11.04	0.22	(0.05)	0.17	(0.23)	(0.23)	10.98	1.56
2016	10.79	0.19	0.23	0.42	(0.17)	(0.17)	11.04	3.89
2015	10.96	0.18	(0.16)	0.02	(0.19)	(0.19)	10.79	0.14
2014	10.79	0.18	0.19	0.37	(0.20)	(0.20)	10.96	3.49
R-2 shares
2018	10.87	0.26	(0.59)	(0.33)	(0.29)	(0.29)	10.25	(3.07)
2017	10.93	0.24	(0.06)	0.18	(0.24)	(0.24)	10.87	1.72
2016	10.69	0.20	0.22	0.42	(0.18)	(0.18)	10.93	3.98
2015	10.86	0.19	(0.16)	0.03	(0.20)	(0.20)	10.69	0.28
2014	10.70	0.19	0.19	0.38	(0.22)	(0.22)	10.86	3.57
R-3 shares
2018	10.91	0.28	(0.59)	(0.31)	(0.31)	(0.31)	10.29	(2.89)
2017	10.98	0.26	(0.07)	0.19	(0.26)	(0.26)	10.91	1.80
2016	10.73	0.22	0.23	0.45	(0.20)	(0.20)	10.98	4.24
2015	10.90	0.21	(0.16)	0.05	(0.22)	(0.22)	10.73	0.45
2014	10.74	0.21	0.19	0.40	(0.24)	(0.24)	10.90	3.74
R-4 shares
2018	11.13	0.31	(0.61)	(0.30)	(0.33)	(0.33)	10.50	(2.75)
2017	11.19	0.28	(0.06)	0.22	(0.28)	(0.28)	11.13	2.04
2016	10.93	0.24	0.24	0.48	(0.22)	(0.22)	11.19	4.44
2015	11.10	0.24	(0.17)	0.07	(0.24)	(0.24)	10.93	0.63
2014	10.92	0.24	0.20	0.44	(0.26)	(0.26)	11.10	4.05
R-5 shares
2018	10.93	0.32	(0.61)	(0.29)	(0.34)	(0.34)	10.30	(2.68)
2017	10.99	0.29	(0.05)	0.24	(0.30)	(0.30)	10.93	2.20
2016	10.74	0.25	0.23	0.48	(0.23)	(0.23)	10.99	4.56
2015	10.91	0.25	(0.17)	0.08	(0.25)	(0.25)	10.74	0.76
2014	10.75	0.24	0.19	0.43	(0.27)	(0.27)	10.91	4.06

See accompanying notes.

	Financial Highlights (Continued)
			Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

$131,877	0.82%		0.91%	2.86%	134.0%
148,389	0.85	(d)	0.89	2.59	128.3
157,791	0.79		0.82	2.29	168.4
157,975	0.89		0.92	2.14	208.3
166,719	0.92		0.96	2.11	204.5

2,925,885	0.46	(d)	–	3.22	134.0
3,219,716	0.49	(d)	–	2.94	128.3
3,630,319	0.50		–	2.58	168.4
3,861,879	0.50		–	2.53	208.3
3,556,478	0.52	(d)	–	2.49	204.5

4,308	1.33	(d)	–	2.35	134.0
4,961	1.37	(d)	–	2.06	128.3
5,354	1.38		–	1.70	168.4
6,480	1.38		–	1.67	208.3
4,667	1.40		–	1.64	204.5

3,968	1.20	(d)	–	2.46	134.0
6,446	1.24	(d)	–	2.19	128.3
10,445	1.25		–	1.83	168.4
11,029	1.25		–	1.79	208.3
10,799	1.27		–	1.77	204.5

16,316	1.02	(d)	–	2.65	134.0
20,919	1.06	(d)	–	2.37	128.3
26,396	1.07		–	2.01	168.4
30,643	1.07		–	1.97	208.3
27,332	1.09		–	1.95	204.5

10,643	0.83	(d)	–	2.84	134.0
15,827	0.87	(d)	–	2.56	128.3
21,651	0.88		–	2.20	168.4
23,662	0.88		–	2.16	208.3
27,091	0.90		–	2.14	204.5

43,741	0.71	(d)	–	2.97	134.0
54,833	0.75	(d)	–	2.68	128.3
58,656	0.76		–	2.32	168.4
60,816	0.76		–	2.29	208.3
46,871	0.78		–	2.26	204.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2018	$13.82	$0.21	($1.69)	($1.48)	($0.21)	($0.21)	$12.13	(10.89	)%(c)
2017	11.23	0.13	2.61	2.74	(0.15)	(0.15)	13.82	24.76	(c)
2016	11.43	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.23	(0.66	) (c)
2015	11.83	0.16	(0.43)	(0.27)	(0.13)	(0.13)	11.43	(2.26	) (c)
2014	11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83	2.98	(c)
Institutional shares
2018	13.93	0.26	(1.71)	(1.45)	(0.25)	(0.25)	12.23	(10.60)
2017	11.32	0.17	2.63	2.80	(0.19)	(0.19)	13.93	25.17
2016	11.53	0.19	(0.23)	(0.04)	(0.17)	(0.17)	11.32	(0.34)
2015	11.94	0.21	(0.44)	(0.23)	(0.18)	(0.18)	11.53	(1.90)
2014	11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94	3.45
R-1 shares
2018	13.89	0.14	(1.70)	(1.56)	(0.13)	(0.13)	12.20	(11.34)
2017	11.28	0.07	2.62	2.69	(0.08)	(0.08)	13.89	24.04
2016	11.48	0.09	(0.23)	(0.14)	(0.06)	(0.06)	11.28	(1.20)
2015	11.87	0.11	(0.43)	(0.32)	(0.07)	(0.07)	11.48	(2.80	) (e)
2014	11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87	2.56	(e)
R-2 shares
2018	13.85	0.15	(1.69)	(1.54)	(0.15)	(0.15)	12.16	(11.23)
2017	11.25	0.08	2.61	2.69	(0.09)	(0.09)	13.85	24.18
2016	11.43	0.11	(0.22)	(0.11)	(0.07)	(0.07)	11.25	(0.99)
2015	11.83	0.12	(0.43)	(0.31)	(0.09)	(0.09)	11.43	(2.64)
2014	11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83	2.60
R-3 shares
2018	13.90	0.18	(1.70)	(1.52)	(0.17)	(0.17)	12.21	(11.07)
2017	11.29	0.10	2.63	2.73	(0.12)	(0.12)	13.90	24.41
2016	11.48	0.13	(0.22)	(0.09)	(0.10)	(0.10)	11.29	(0.79)
2015	11.89	0.14	(0.44)	(0.30)	(0.11)	(0.11)	11.48	(2.54)
2014	11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89	2.89
R-4 shares
2018	14.10	0.21	(1.73)	(1.52)	(0.20)	(0.20)	12.38	(10.94)
2017	11.46	0.13	2.65	2.78	(0.14)	(0.14)	14.10	24.64
2016	11.66	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.46	(0.65)
2015	12.07	0.17	(0.45)	(0.28)	(0.13)	(0.13)	11.66	(2.30)
2014	11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07	3.05
R-5 shares
2018	14.07	0.23	(1.72)	(1.49)	(0.21)	(0.21)	12.37	(10.74)
2017	11.44	0.15	2.64	2.79	(0.16)	(0.16)	14.07	24.75
2016	11.64	0.16	(0.22)	(0.06)	(0.14)	(0.14)	11.44	(0.52)
2015	12.05	0.18	(0.44)	(0.26)	(0.15)	(0.15)	11.64	(2.16)
2014	11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05	3.18

See accompanying notes.

	Financial Highlights (Continued)
			Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

$155,540	1.17%		1.20%	1.56%	51.1%
192,872	1.17		1.20	1.09	46.7
164,531	1.17		1.20	1.40	48.2
181,039	1.25		1.28	1.38	51.7
200,044	1.26		1.30	1.16	67.0

10,407,141	0.83	(d)	–	1.91	51.1
11,494,748	0.84	(d)	–	1.41	46.7
7,449,362	0.85		–	1.73	48.2
5,579,231	0.85		–	1.75	51.7
4,849,850	0.85		–	1.58	67.0

3,998	1.71		–	0.99	51.1
4,957	1.71		–	0.55	46.7
4,570	1.72		–	0.83	48.2
5,298	1.73		–	0.89	51.7
6,020	1.73		–	0.72	67.0

4,064	1.58		–	1.06	51.1
7,015	1.58		–	0.69	46.7
5,778	1.59		–	1.04	48.2
6,922	1.60		–	1.01	51.7
9,816	1.60		–	0.79	67.0

15,377	1.40		–	1.30	51.1
26,409	1.40		–	0.83	46.7
27,288	1.41		–	1.16	48.2
37,260	1.42		–	1.18	51.7
50,493	1.42		–	1.00	67.0

27,665	1.21		–	1.50	51.1
41,921	1.21		–	1.06	46.7
36,763	1.22		–	1.32	48.2
36,818	1.23		–	1.39	51.7
41,798	1.23		–	1.17	67.0

47,424	1.09		–	1.63	51.1
60,543	1.09		–	1.19	46.7
61,816	1.10		–	1.45	48.2
70,739	1.11		–	1.51	51.7
79,982	1.11		–	1.33	67.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
EQUITY INCOME FUND
Class J shares
2018	(c)	$32.68	$0.01	($1.68)	($1.67)	$–	$–	$–	$31.01
Institutional shares
2018		31.59	0.76	0.87	1.63	(0.68)	(1.52)	(2.20)	31.02
2017		26.72	0.66	5.29	5.95	(0.56)	(0.52)	(1.08)	31.59
2016		25.83	0.66	0.86	1.52	(0.63)	–	(0.63)	26.72
2015		26.30	0.64	(0.50)	0.14	(0.61)	–	(0.61)	25.83
2014		23.17	0.65	3.04	3.69	(0.56)	–	(0.56)	26.30
R-1 shares
2018		31.42	0.50	0.84	1.34	(0.40)	(1.52)	(1.92)	30.84
2017		26.60	0.40	5.27	5.67	(0.33)	(0.52)	(0.85)	31.42
2016		25.71	0.44	0.84	1.28	(0.39)	–	(0.39)	26.60
2015		26.17	0.41	(0.49)	(0.08)	(0.38)	–	(0.38)	25.71
2014		23.06	0.45	3.00	3.45	(0.34)	–	(0.34)	26.17
R-2 shares
2018		31.54	0.52	0.87	1.39	(0.44)	(1.52)	(1.96)	30.97
2017		26.68	0.45	5.28	5.73	(0.35)	(0.52)	(0.87)	31.54
2016		25.79	0.47	0.85	1.32	(0.43)	–	(0.43)	26.68
2015		26.26	0.45	(0.51)	(0.06)	(0.41)	–	(0.41)	25.79
2014		23.13	0.47	3.04	3.51	(0.38)	–	(0.38)	26.26
R-3 shares
2018		31.45	0.58	0.86	1.44	(0.50)	(1.52)	(2.02)	30.87
2017		26.61	0.50	5.26	5.76	(0.40)	(0.52)	(0.92)	31.45
2016		25.73	0.51	0.85	1.36	(0.48)	–	(0.48)	26.61
2015		26.19	0.50	(0.50)	–	(0.46)	–	(0.46)	25.73
2014		23.07	0.51	3.03	3.54	(0.42)	–	(0.42)	26.19
R-4 shares
2018		31.51	0.65	0.86	1.51	(0.56)	(1.52)	(2.08)	30.94
2017		26.65	0.56	5.27	5.83	(0.45)	(0.52)	(0.97)	31.51
2016		25.77	0.56	0.85	1.41	(0.53)	–	(0.53)	26.65
2015		26.24	0.54	(0.49)	0.05	(0.52)	–	(0.52)	25.77
2014		23.12	0.56	3.03	3.59	(0.47)	–	(0.47)	26.24
R-5 shares
2018		31.55	0.69	0.86	1.55	(0.60)	(1.52)	(2.12)	30.98
2017		26.69	0.58	5.29	5.87	(0.49)	(0.52)	(1.01)	31.55
2016		25.81	0.60	0.84	1.44	(0.56)	–	(0.56)	26.69
2015		26.28	0.58	(0.50)	0.08	(0.55)	–	(0.55)	25.81
2014		23.15	0.59	3.04	3.63	(0.50)	–	(0.50)	26.28

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

(5.11)%(d),(e)	$62,247	0.82	%(f)	1.33%(f)	0.63	%(f)	13.2	%(f)

5.17	5,471,644	0.52	(g)	–	2.40		13.2
22.77	5,181,521	0.52	(g)	–	2.26		23.3
5.96	3,973,961	0.52		–	2.53		16.4
0.55	3,921,558	0.52		–	2.44		15.8
16.08	4,325,786	0.52		–	2.63		14.5

4.25	2,909	1.39		–	1.58		13.2
21.69	2,545	1.39		–	1.37		23.3
5.02	1,987	1.39		–	1.71		16.4
(0.29)	3,194	1.39		–	1.57		15.8
15.06	3,135	1.39		–	1.81		14.5

4.38	5,297	1.26		–	1.65		13.2
21.88	4,435	1.26		–	1.53		23.3
5.17	5,036	1.26		–	1.81		16.4
(0.21)	5,605	1.26		–	1.71		15.8
15.25	7,068	1.26		–	1.90		14.5

4.56	40,698	1.08		–	1.82		13.2
22.08	50,079	1.08		–	1.73		23.3
5.35	58,084	1.08		–	1.99		16.4
0.01	68,044	1.08		–	1.89		15.8
15.47	80,594	1.08		–	2.06		14.5

4.79	33,554	0.89		–	2.04		13.2
22.33	42,346	0.89		–	1.92		23.3
5.54	46,986	0.89		–	2.18		16.4
0.18	56,958	0.89		–	2.07		15.8
15.64	54,861	0.89		–	2.26		14.5

4.91	116,047	0.77		–	2.16		13.2
22.46	126,461	0.77		–	1.99		23.3
5.66	99,310	0.77		–	2.33		16.4
0.30	165,486	0.77		–	2.19		15.8
15.81	168,487	0.77		–	2.37		14.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Period from October 9, 2018, date operations commenced, through October 31, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net Realized			Dividends
		Value,	Net Investment	and Unrealized	Total From	from Net	Distributions	Tax Return		Total	Net Asset
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Investment	from Realized	of Capital	Dividends and		Value, End of
		Period	(a)	Investments	Operations	Income	Gains	Distribution	Distributions		Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2018		$10.47	$0.37	($0.45)	($0.08)	($0.28)	($0.30)		–	($0.58)	$9.81
2017		10.15	0.43	0.46	0.89	(0.46)	(0.11)		–	(0.57)	10.47
2016	(d)	10.00	0.14	0.13	0.27	(0.12)	–		–	(0.12)	10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2018		14.10	0.69	(1.01)	(0.32)	(0.64)	–		–	(0.64)	13.14
2017		13.66	0.73	0.46	1.19	(0.75)	–		–	(0.75)	14.10
2016		13.54	0.74	0.14	0.88	(0.76)	–		–	(0.76)	13.66
2015		14.71	0.70	(0.87)	(0.17)	(0.65)	(0.35)		–	(1.00)	13.54
2014		14.19	0.67	0.51	1.18	(0.66)	–		–	(0.66)	14.71
R-6 shares
2018		14.09	0.71	(1.01)	(0.30)	(0.65)	–		–	(0.65)	13.14
2017	(g)	13.93	0.27	0.15	0.42	(0.26)	–		–	(0.26)	14.09

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Expenses to
				Average Net Assets
				(Excluding Dividends and
				Interest Expense on Short
				Sales, Short Sale Fees		Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		and Reverse Repurchase		Income to Average Net
Total Return	thousands)	Average Net Assets		Agreement Expense)		Assets		Portfolio Turnover Rate

(0.86)%	$28,216	1.12	%(b)	N/A		3.62%		399.2%
9.09	26,517	1.13	%(b)	1.12	(c)	4.19		465.3
2.66 (e)	25,181	1.12	(b),(f)	N/A		4.58	(f)	511.0	(f)

(2.36)	4,978,450	0.76	(b)	0.75	(c)	5.00		106.9
9.00	5,811,464	0.79	(b)	0.76	(c)	5.26		120.1
6.80	3,865,786	0.86		0.76	(c)	5.58		101.1
(1.19)	3,371,424	0.78		0.77	(c)	4.99		76.9
8.47	1,383,778	0.86		0.77	(c)	4.59		83.4

(2.26)	210,815	0.73	(b)	0.72	(c)	5.11		106.9
3.02 (e)	2,334,310	0.75	(b),(f)	0.72	(c),(f)	4.92	(f)	120.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d)	Period from July 11, 2016, date operations commenced, through October 31, 2016.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2018		$9.49	$0.20	$–	$0.20	($0.29)	($0.15)	($0.44)	$9.25
2017		8.92	0.13	0.73	0.86	(0.26)	(0.03)	(0.29)	9.49
2016		9.32	0.15	(0.16)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015		9.26	0.14	0.23	0.37	(0.26)	(0.05)	(0.31)	9.32
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
R-3 shares
2018		9.48	0.15	0.01	0.16	(0.25)	(0.15)	(0.40)	9.24
2017		8.92	0.07	0.74	0.81	(0.22)	(0.03)	(0.25)	9.48
2016	(c)	8.61	0.06	0.32	0.38	(0.07)	–	(0.07)	8.92
R-4 shares
2018		9.48	0.18	–	0.18	(0.27)	(0.15)	(0.42)	9.24
2017		8.92	0.09	0.73	0.82	(0.23)	(0.03)	(0.26)	9.48
2016	(c)	8.61	0.07	0.32	0.39	(0.08)	–	(0.08)	8.92
R-5 shares
2018		9.50	0.19	–	0.19	(0.28)	(0.15)	(0.43)	9.26
2017		8.93	0.11	0.73	0.84	(0.24)	(0.03)	(0.27)	9.50
2016	(c)	8.61	0.08	0.32	0.40	(0.08)	–	(0.08)	8.93
R-6 shares
2018		9.49	0.21	–	0.21	(0.30)	(0.15)	(0.45)	9.25
2017		8.92	0.13	0.73	0.86	(0.26)	(0.03)	(0.29)	9.49
2016		9.32	0.14	(0.15)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015	(f)	9.28	0.12	0.23	0.35	(0.26)	(0.05)	(0.31)	9.32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets		Portfolio Turnover Rate

2.10%		$2,176,030	0.94	%(b)	2.15%		24.3%
9.91		1,682,911	0.94	(b)	1.47		67.3
(0.10)		2,620,500	0.90		1.69		54.7
4.09		2,521,188	0.90	(b)	1.55		47.5
11.46		2,076,053	0.90	(b)	1.57		29.3

1.62		360	1.44		1.60		24.3
9.32		196	1.46		0.81		67.3
4.39	(d)	21	1.44	(e)	0.96	(e)	54.7	(e)

1.80		63	1.25		1.85		24.3
9.47		54	1.27		0.96		67.3
4.48	(d)	21	1.25	(e)	1.15	(e)	54.7	(e)

1.92		12	1.13		1.98		24.3
9.70		11	1.15		1.25		67.3
4.63	(d)	10	1.13	(e)	1.31	(e)	54.7	(e)

2.16		735,742	0.88	(b)	2.22		24.3
9.93		486,620	0.88	(b)	1.34		67.3
(0.13)		1,108	0.94	(b)	1.48		54.7
3.83	(d)	39	0.94	(b),(e)	1.42	(e)	47.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from March 1, 2016, date operations commenced, through October 31, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2018	$10.44	$0.21	($0.41)	($0.20)	($0.27)	($0.27)	$9.97	(1.98	)%(c)
2017	10.86	0.30	(0.36)	(0.06)	(0.36)	(0.36)	10.44	(0.51	) (c)
2016	10.95	0.31	(0.02)	0.29	(0.38)	(0.38)	10.86	2.72	(c)
2015	11.05	0.24	(0.05)	0.19	(0.29)	(0.29)	10.95	1.75	(c)
2014	10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05	3.37	(c)
Institutional shares
2018	10.43	0.24	(0.41)	(0.17)	(0.30)	(0.30)	9.96	(1.67)
2017	10.85	0.33	(0.36)	(0.03)	(0.39)	(0.39)	10.43	(0.24)
2016	10.94	0.34	(0.01)	0.33	(0.42)	(0.42)	10.85	3.03
2015	11.04	0.28	(0.05)	0.23	(0.33)	(0.33)	10.94	2.08
2014	10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04	3.77
R-1 shares
2018	10.44	0.16	(0.42)	(0.26)	(0.22)	(0.22)	9.96	(2.51)
2017	10.86	0.25	(0.36)	(0.11)	(0.31)	(0.31)	10.44	(0.99)
2016	10.94	0.26	(0.01)	0.25	(0.33)	(0.33)	10.86	2.25	(e)
2015	11.04	0.19	(0.05)	0.14	(0.24)	(0.24)	10.94	1.40	(e)
2014	10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04	2.86
R-2 shares
2018	10.44	0.18	(0.43)	(0.25)	(0.23)	(0.23)	9.96	(2.38)
2017	10.86	0.26	(0.36)	(0.10)	(0.32)	(0.32)	10.44	(0.86)
2016	10.94	0.28	(0.01)	0.27	(0.35)	(0.35)	10.86	2.48
2015	11.04	0.21	(0.05)	0.16	(0.26)	(0.26)	10.94	1.44
2014	10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04	3.00
R-3 shares
2018	10.44	0.19	(0.42)	(0.23)	(0.25)	(0.25)	9.96	(2.21)
2017	10.86	0.28	(0.36)	(0.08)	(0.34)	(0.34)	10.44	(0.69)
2016	10.94	0.30	(0.01)	0.29	(0.37)	(0.37)	10.86	2.66
2015	11.04	0.23	(0.05)	0.18	(0.28)	(0.28)	10.94	1.62
2014	10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04	3.18
R-4 shares
2018	10.44	0.21	(0.41)	(0.20)	(0.27)	(0.27)	9.97	(1.92)
2017	10.86	0.30	(0.36)	(0.06)	(0.36)	(0.36)	10.44	(0.50)
2016	10.95	0.32	(0.02)	0.30	(0.39)	(0.39)	10.86	2.76
2015	11.04	0.25	(0.04)	0.21	(0.30)	(0.30)	10.95	1.90
2014	10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04	3.38
R-5 shares
2018	10.45	0.22	(0.42)	(0.20)	(0.28)	(0.28)	9.97	(1.90)
2017	10.86	0.32	(0.35)	(0.03)	(0.38)	(0.38)	10.45	(0.29)
2016	10.95	0.33	(0.02)	0.31	(0.40)	(0.40)	10.86	2.88
2015	11.05	0.26	(0.05)	0.21	(0.31)	(0.31)	10.95	1.93
2014	11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05	3.50

See accompanying notes.

	Financial Highlights (Continued)
			Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

$100,537	0.85%		0.88%	2.03%	19.9%
117,595	0.80		0.83	2.86	22.6
139,808	0.82		0.86	2.88	31.4
133,414	0.85		0.90	2.19	31.0
135,736	0.89		0.93	2.12	32.8

1,058,699	0.53	(d)	–	2.35	19.9
1,038,933	0.53	(d)	–	3.10	22.6
922,143	0.53		–	3.16	31.4
1,001,014	0.52		–	2.51	31.0
1,086,207	0.51		–	2.50	32.8

2,412	1.29	(d)	–	1.59	19.9
2,442	1.29	(d)	–	2.37	22.6
2,866	1.29	(d)	–	2.41	31.4
2,703	1.29	(d)	–	1.75	31.0
2,480	1.29	(d)	–	1.72	32.8

4,400	1.16	(d)	–	1.72	19.9
13,259	1.16	(d)	–	2.49	22.6
14,622	1.16	(d)	–	2.59	31.4
7,499	1.16	(d)	–	1.87	31.0
4,914	1.16	(d)	–	1.85	32.8

10,622	0.98	(d)	–	1.90	19.9
12,666	0.98	(d)	–	2.68	22.6
14,995	0.98	(d)	–	2.71	31.4
17,243	0.98	(d)	–	2.05	31.0
16,350	0.98	(d)	–	2.03	32.8

10,117	0.79	(d)	–	2.09	19.9
16,048	0.79	(d)	–	2.84	22.6
14,676	0.79	(d)	–	2.94	31.4
10,391	0.79	(d)	–	2.25	31.0
10,900	0.79	(d)	–	2.22	32.8

20,523	0.67	(d)	–	2.20	19.9
18,055	0.67	(d)	–	3.02	22.6
24,759	0.67	(d)	–	3.03	31.4
22,979	0.67	(d)	–	2.36	31.0
20,405	0.67	(d)	–	2.34	32.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2018	(b)	$1.00	$0.01	$–	$0.01	($0.01)	$–	($0.01)	$1.00
HIGH YIELD FUND
Institutional shares
2018		7.50	0.41	(0.42)	(0.01)	(0.43)	–	(0.43)	7.06
2017		7.19	0.40	0.31	0.71	(0.40)	–	(0.40)	7.50
2016		7.12	0.42	0.10	0.52	(0.45)	–	(0.45)	7.19
2015		7.67	0.42	(0.46)	(0.04)	(0.43)	(0.08)	(0.51)	7.12
2014		7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
R-6 shares
2018		7.50	0.42	(0.42)	–	(0.44)	–	(0.44)	7.06
2017	(g)	7.14	0.38	0.35	0.73	(0.37)	–	(0.37)	7.50
HIGH YIELD FUND I
Institutional shares
2018		9.98	0.56	(0.53)	0.03	(0.56)	–	(0.56)	9.45
2017		9.81	0.51	0.17	0.68	(0.51)	–	(0.51)	9.98
2016		9.65	0.54	0.17	0.71	(0.55)	–	(0.55)	9.81
2015		10.49	0.55	(0.76)	(0.21)	(0.55)	(0.08)	(0.63)	9.65
2014		10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

1.38	%(c)	$3,285,396	0.14%(d),(e)		–%		1.58	%(d)	0.0	%(d)

(0.15)		1,686,309	0.61		0.62	(f)	5.67		42.0
10.03		1,964,832	0.61		0.63	(f)	5.41		51.2
7.76		1,713,770	0.61		0.64	(f)	6.02		42.7
(0.49)		1,641,089	0.60		0.60	(f)	5.71		45.1
5.58		992,990	0.59		0.59	(f)	5.84		51.7

(0.06)		447,288	0.52	(e)	–		5.76		42.0
10.41	(c)	449,314	0.53	(d),(e)	–		5.37	(d)	51.2	(d)

0.35		3,755,184	0.65		–		5.81		42.5
7.08		1,157,781	0.66		–		5.19		104.8
7.75		958,923	0.66		–		5.76		51.5
(2.11)		872,382	0.65		–		5.40		49.6
4.99		1,789,770	0.64		–		5.44		43.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from December 20, 2017, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
INCOME FUND
Class J shares
2018		$9.59	$0.30	($0.39)	($0.09)	($0.30)	($0.30)	$9.20	(0.91	)%(c)
2017		9.66	0.27	(0.05)	0.22	(0.29)	(0.29)	9.59	2.38	(c)
2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66	5.22	(c)
2015		9.78	0.27	(0.26)	0.01	(0.29)	(0.29)	9.50	0.08	(c)
2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78	4.73	(c)
Institutional shares
2018		9.59	0.31	(0.38)	(0.07)	(0.32)	(0.32)	9.20	(0.75)
2017		9.66	0.29	(0.05)	0.24	(0.31)	(0.31)	9.59	2.59
2016		9.51	0.30	0.20	0.50	(0.35)	(0.35)	9.66	5.40
2015		9.78	0.31	(0.26)	0.05	(0.32)	(0.32)	9.51	0.54
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78	5.13
R-1 shares
2018		9.59	0.24	(0.37)	(0.13)	(0.25)	(0.25)	9.21	(1.41)
2017		9.67	0.21	(0.06)	0.15	(0.23)	(0.23)	9.59	1.63
2016		9.51	0.22	0.21	0.43	(0.27)	(0.27)	9.67	4.60
2015		9.79	0.22	(0.26)	(0.04)	(0.24)	(0.24)	9.51	(0.42)
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79	4.22
R-2 shares
2018		9.61	0.25	(0.38)	(0.13)	(0.26)	(0.26)	9.22	(1.39)
2017		9.68	0.22	(0.04)	0.18	(0.25)	(0.25)	9.61	1.86
2016		9.52	0.23	0.21	0.44	(0.28)	(0.28)	9.68	4.73
2015		9.79	0.24	(0.26)	(0.02)	(0.25)	(0.25)	9.52	(0.19)
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79	4.35
R-3 shares
2018		9.61	0.27	(0.38)	(0.11)	(0.28)	(0.28)	9.22	(1.21)
2017		9.68	0.24	(0.05)	0.19	(0.26)	(0.26)	9.61	2.05
2016		9.52	0.25	0.21	0.46	(0.30)	(0.30)	9.68	4.92
2015		9.80	0.25	(0.26)	(0.01)	(0.27)	(0.27)	9.52	(0.12)
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80	4.54
R-4 shares
2018		9.60	0.28	(0.37)	(0.09)	(0.29)	(0.29)	9.22	(0.92)
2017		9.67	0.26	(0.05)	0.21	(0.28)	(0.28)	9.60	2.24
2016		9.52	0.27	0.20	0.47	(0.32)	(0.32)	9.67	5.01
2015		9.79	0.27	(0.25)	0.02	(0.29)	(0.29)	9.52	0.17
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79	4.74
R-5 shares
2018		9.59	0.29	(0.38)	(0.09)	(0.30)	(0.30)	9.20	(0.91)
2017		9.66	0.27	(0.05)	0.22	(0.29)	(0.29)	9.59	2.37
2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66	5.25
2015		9.78	0.28	(0.26)	0.02	(0.30)	(0.30)	9.50	0.19
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78	4.87
R-6 shares
2018		9.58	0.32	(0.37)	(0.05)	(0.33)	(0.33)	9.20	(0.55)
2017		9.66	0.29	(0.05)	0.24	(0.32)	(0.32)	9.58	2.53
2016		9.50	0.30	0.21	0.51	(0.35)	(0.35)	9.66	5.37	(e)
2015	(f)	9.78	0.27	(0.25)	0.02	(0.30)	(0.30)	9.50	0.27	(e),(g)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets		Portfolio Turnover Rate

$85,102	0.74%		0.77%	3.15%		9.2%
95,945	0.73		0.76	2.81		12.5
100,416	0.78		0.81	2.91		12.9
92,169	0.85		0.88	2.83		11.5
93,304	0.89		0.93	3.23		11.3

413,469	0.58	(d)	–	3.30		9.2
415,952	0.50	(d)	–	3.06		12.5
2,692,447	0.49		–	3.19		12.9
2,576,219	0.49		–	3.19		11.5
2,288,675	0.50		–	3.61		11.3

16,422	1.36		–	2.53		9.2
19,397	1.36		–	2.19		12.5
19,256	1.36		–	2.32		12.9
15,740	1.36		–	2.31		11.5
10,308	1.37		–	2.71		11.3

2,097	1.23		–	2.64		9.2
2,732	1.23		–	2.32		12.5
3,155	1.23		–	2.45		12.9
2,867	1.23		–	2.44		11.5
2,267	1.24		–	2.85		11.3

27,890	1.05		–	2.83		9.2
29,838	1.05		–	2.50		12.5
32,657	1.05		–	2.63		12.9
33,494	1.05		–	2.62		11.5
24,899	1.06		–	3.05		11.3

19,693	0.86		–	3.02		9.2
29,803	0.86		–	2.68		12.5
27,577	0.86		–	2.82		12.9
23,620	0.86		–	2.82		11.5
21,679	0.87		–	3.23		11.3

33,909	0.74		–	3.11		9.2
49,040	0.74		–	2.81		12.5
50,807	0.74		–	2.94		12.9
46,970	0.74		–	2.93		11.5
33,814	0.75		–	3.36		11.3

2,034,970	0.48	(d)	–	3.40		9.2
2,290,265	0.48	(d)	–	3.04		12.5
6,656	0.55	(d)	–	3.13		12.9
6,539	0.55	(d),(h)	–	3.05	(h)	11.5	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
INFLATION PROTECTION FUND
Class J shares
2018	$8.28	$0.15	($0.31)	($0.16)	($0.16)	$–	($0.16)	$7.96
2017	8.42	0.10	(0.18)	(0.08)	(0.06)	–	(0.06)	8.28
2016	8.11	0.01	0.35	0.36	(0.05)	–	(0.05)	8.42
2015	8.46	(0.05)	(0.20)	(0.25)	(0.10)	–	(0.10)	8.11
2014	8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
Institutional shares
2018	8.61	0.21	(0.32)	(0.11)	(0.17)	–	(0.17)	8.33
2017	8.72	0.16	(0.20)	(0.04)	(0.07)	–	(0.07)	8.61
2016	8.35	0.07	0.37	0.44	(0.07)	–	(0.07)	8.72
2015	8.66	0.03	(0.22)	(0.19)	(0.12)	–	(0.12)	8.35
2014	8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
R-1 shares
2018	8.14	0.14	(0.32)	(0.18)	(0.15)	–	(0.15)	7.81
2017	8.29	0.08	(0.18)	(0.10)	(0.05)	–	(0.05)	8.14
2016	8.00	0.01	0.33	0.34	(0.05)	–	(0.05)	8.29
2015	8.35	(0.07)	(0.19)	(0.26)	(0.09)	–	(0.09)	8.00
2014	8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
R-2 shares
2018	8.19	0.15	(0.30)	(0.15)	(0.16)	–	(0.16)	7.88
2017	8.35	0.09	(0.19)	(0.10)	(0.06)	–	(0.06)	8.19
2016	8.04	0.01	0.35	0.36	(0.05)	–	(0.05)	8.35
2015	8.39	(0.06)	(0.19)	(0.25)	(0.10)	–	(0.10)	8.04
2014	8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
R-3 shares
2018	8.29	0.16	(0.31)	(0.15)	(0.16)	–	(0.16)	7.98
2017	8.44	0.11	(0.20)	(0.09)	(0.06)	–	(0.06)	8.29
2016	8.12	0.02	0.36	0.38	(0.06)	–	(0.06)	8.44
2015	8.46	(0.05)	(0.19)	(0.24)	(0.10)	–	(0.10)	8.12
2014	8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
R-4 shares
2018	8.39	0.17	(0.30)	(0.13)	(0.17)	–	(0.17)	8.09
2017	8.52	0.12	(0.18)	(0.06)	(0.07)	–	(0.07)	8.39
2016	8.19	0.04	0.35	0.39	(0.06)	–	(0.06)	8.52
2015	8.52	(0.02)	(0.20)	(0.22)	(0.11)	–	(0.11)	8.19
2014	8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
R-5 shares
2018	8.47	0.19	(0.31)	(0.12)	(0.17)	–	(0.17)	8.18
2017	8.59	0.14	(0.19)	(0.05)	(0.07)	–	(0.07)	8.47
2016	8.25	0.05	0.35	0.40	(0.06)	–	(0.06)	8.59
2015	8.57	–	(0.21)	(0.21)	(0.11)	–	(0.11)	8.25
2014	8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets	Average Net Assets(b)	Assets	Portfolio Turnover Rate

(2.02)%(c)	$6,213	1.07%	1.10%	1.85%	84.0%
(0.95) (c)	7,394	1.04	1.07	1.17	60.9
4.51 (c)	7,758	1.09	1.12	0.17	62.0
(2.96) (c)	7,516	1.10	1.13	(0.63)	54.5
0.85 (c)	8,692	1.11	1.15	0.40	101.6

(1.27)	1,542,325	0.39	–	2.51	84.0
(0.39)	1,527,671	0.39	–	1.83	60.9
5.30	1,770,164	0.38	–	0.88	62.0
(2.26)	1,608,193	0.39	–	0.41	54.5
1.54	1,023,698	0.40	–	1.29	101.6

(2.22)	988	1.27	–	1.69	84.0
(1.15)	1,018	1.26	–	0.97	60.9
4.31	1,017	1.26	–	0.12	62.0
(3.09)	693	1.27	–	(0.80)	54.5
0.62	905	1.28	–	0.28	101.6

(1.91)	492	1.14	–	1.84	84.0
(1.19)	672	1.13	–	1.07	60.9
4.44 (d)	524	1.13	–	0.07	62.0
(2.86) (d)	533	1.14	–	(0.74)	54.5
0.73	577	1.15	–	0.34	101.6

(1.85)	6,781	0.96	–	1.97	84.0
(1.02)	5,839	0.95	–	1.28	60.9
4.69	5,602	0.95	–	0.29	62.0
(2.80)	4,825	0.96	–	(0.54)	54.5
0.97	5,784	0.97	–	0.50	101.6

(1.65)	1,588	0.77	–	2.00	84.0
(0.73)	2,072	0.76	–	1.46	60.9
4.82	2,357	0.76	–	0.45	62.0
(2.62)	1,982	0.77	–	(0.21)	54.5
1.20	2,036	0.78	–	0.83	101.6

(1.48)	3,427	0.65	–	2.24	84.0
(0.59)	3,412	0.64	–	1.61	60.9
4.93	3,833	0.64	–	0.65	62.0
(2.45)	4,259	0.65	–	(0.04)	54.5
1.31	3,790	0.66	–	1.82	101.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2018		$28.11	$0.25	($4.92)	($4.67)	($0.29)	($0.29)	$23.15	(16.80	)%(c)
2017		21.93	0.24	6.17	6.41	(0.23)	(0.23)	28.11	29.62	(c)
2016		20.61	0.13	1.28	1.41	(0.09)	(0.09)	21.93	6.87	(c)
2015		24.14	0.19	(3.41)	(3.22)	(0.31)	(0.31)	20.61	(13.47	) (c)
2014		24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14	(0.09	) (c)
Institutional shares
2018		28.92	0.33	(5.07)	(4.74)	(0.35)	(0.35)	23.83	(16.61)
2017		22.59	0.23	6.40	6.63	(0.30)	(0.30)	28.92	29.91	(f)
2016		21.24	0.20	1.33	1.53	(0.18)	(0.18)	22.59	7.27	(f)
2015		24.88	0.26	(3.49)	(3.23)	(0.41)	(0.41)	21.24	(13.13)
2014		25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88	0.33
R-1 shares
2018		28.74	0.09	(5.03)	(4.94)	(0.14)	(0.14)	23.66	(17.29)
2017		22.42	0.09	6.33	6.42	(0.10)	(0.10)	28.74	28.83
2016		21.08	0.03	1.31	1.34	–	–	22.42	6.36
2015		24.66	0.10	(3.51)	(3.41)	(0.17)	(0.17)	21.08	(13.88)
2014		24.79	0.09	(0.22)	(0.13)	–	–	24.66	(0.52)
R-2 shares
2018		28.58	0.09	(4.97)	(4.88)	(0.17)	(0.17)	23.53	(17.19)
2017		22.31	0.13	6.29	6.42	(0.15)	(0.15)	28.58	29.00
2016		20.95	0.06	1.30	1.36	–	–	22.31	6.49
2015		24.52	0.11	(3.47)	(3.36)	(0.21)	(0.21)	20.95	(13.76)
2014		24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52	(0.41)
R-3 shares
2018		28.78	0.16	(5.02)	(4.86)	(0.22)	(0.22)	23.70	(17.04)
2017		22.46	0.17	6.33	6.50	(0.18)	(0.18)	28.78	29.22
2016		21.10	0.10	1.31	1.41	(0.05)	(0.05)	22.46	6.70
2015		24.68	0.16	(3.49)	(3.33)	(0.25)	(0.25)	21.10	(13.60)
2014		24.74	0.17	(0.23)	(0.06)	–	–	24.68	(0.24)
R-4 shares
2018		28.93	0.23	(5.07)	(4.84)	(0.26)	(0.26)	23.83	(16.89)
2017		22.58	0.22	6.36	6.58	(0.23)	(0.23)	28.93	29.50
2016		21.20	0.13	1.33	1.46	(0.08)	(0.08)	22.58	6.86	(f)
2015		24.82	0.21	(3.52)	(3.31)	(0.31)	(0.31)	21.20	(13.42	) (f)
2014		24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82	(0.01)
R-5 shares
2018		28.98	0.25	(5.06)	(4.81)	(0.30)	(0.30)	23.87	(16.81)
2017		22.61	0.25	6.36	6.61	(0.24)	(0.24)	28.98	29.65
2016		21.26	0.15	1.32	1.47	(0.12)	(0.12)	22.61	6.99
2015		24.89	0.24	(3.53)	(3.29)	(0.34)	(0.34)	21.26	(13.33)
2014		25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89	0.08
R-6 shares
2018		28.93	0.35	(5.08)	(4.73)	(0.36)	(0.36)	23.84	(16.58)
2017	(g)	21.57	0.44	7.23	7.67	(0.31)	(0.31)	28.93	36.08	(h)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets		Portfolio Turnover Rate

$92,909	1.53	%(d)	1.63%	0.88%		118.1%
130,717	1.53	(d)	1.64	0.99		97.4
97,753	1.64		1.67	0.65		120.3
99,723	1.66		1.69	0.86		88.4
129,223	1.65		1.69	0.83		114.7

98,961	1.31	(d),(e)	–	1.14		118.1
97,637	1.30	(d),(e)	–	0.96		97.4
756,257	1.27		–	0.97		120.3
948,114	1.25		–	1.10		88.4
1,752,175	1.23		–	1.30		114.7

2,066	2.13	(d)	–	0.30		118.1
2,985	2.13	(d)	–	0.36		97.4
2,585	2.13		–	0.14		120.3
2,842	2.12		–	0.42		88.4
3,490	2.10		–	0.38		114.7

2,040	2.00	(d)	–	0.32		118.1
4,638	2.00	(d)	–	0.53		97.4
3,346	2.00		–	0.30		120.3
3,777	1.99		–	0.46		88.4
5,878	1.97		–	0.50		114.7

6,718	1.82	(d)	–	0.55		118.1
11,390	1.82	(d)	–	0.69		97.4
10,275	1.82		–	0.48		120.3
10,805	1.81		–	0.71		88.4
14,835	1.79		–	0.68		114.7

7,036	1.63	(d)	–	0.80		118.1
12,547	1.63	(d)	–	0.89		97.4
8,340	1.63		–	0.66		120.3
8,922	1.62		–	0.90		88.4
14,415	1.60		–	0.84		114.7

13,593	1.51	(d)	–	0.88		118.1
18,592	1.51	(d)	–	0.99		97.4
18,989	1.51		–	0.73		120.3
22,656	1.50		–	1.01		88.4
29,903	1.48		–	0.97		114.7

437,789	1.22	(d),(e)	–	1.21		118.1
588,245	1.22	(d),(e),(i)	–	1.67	(i)	97.4	(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e)	Reflects Manager's contractual expense limit.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h)	Total return amounts have not been annualized.
(i)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
INTERNATIONAL FUND I
Institutional shares
2018		$16.73	$0.33	($2.71)	($2.38)	($0.18)	($0.18)	$14.17	(14.42)%
2017		13.11	0.17	3.58	3.75	(0.13)	(0.13)	16.73	28.96
2016		13.53	0.13	(0.45)	(0.32)	(0.10)	(0.10)	13.11	(2.36)
2015		13.65	0.16	0.03	0.19	(0.31)	(0.31)	13.53	1.32	(c)
2014		13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65	6.45	(c)
R-1 shares
2018		16.62	0.15	(2.65)	(2.50)	(0.06)	(0.06)	14.06	(15.12)
2017		12.99	0.05	3.58	3.63	–	–	16.62	27.95
2016		13.42	0.02	(0.45)	(0.43)	–	–	12.99	(3.20)
2015		13.54	0.04	0.03	0.07	(0.19)	(0.19)	13.42	0.48	(c)
2014		12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54	5.53	(c)
R-2 shares
2018		16.67	0.14	(2.63)	(2.49)	(0.07)	(0.07)	14.11	(14.99)
2017		13.06	0.07	3.58	3.65	(0.04)	(0.04)	16.67	28.06
2016		13.48	0.04	(0.46)	(0.42)	–	–	13.06	(3.12)
2015		13.57	0.06	0.04	0.10	(0.19)	(0.19)	13.48	0.71	(c)
2014		12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57	5.66	(c)
R-3 shares
2018		16.66	0.20	(2.65)	(2.45)	(0.10)	(0.10)	14.11	(14.80)
2017		13.05	0.10	3.57	3.67	(0.06)	(0.06)	16.66	28.30
2016		13.47	0.06	(0.45)	(0.39)	(0.03)	(0.03)	13.05	(2.90)
2015		13.57	0.08	0.04	0.12	(0.22)	(0.22)	13.47	0.86	(c)
2014		12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57	5.83	(c)
R-4 shares
2018		16.70	0.25	(2.68)	(2.43)	(0.13)	(0.13)	14.14	(14.69)
2017		13.07	0.13	3.58	3.71	(0.08)	(0.08)	16.70	28.56
2016		13.49	0.09	(0.46)	(0.37)	(0.05)	(0.05)	13.07	(2.75)
2015		13.60	0.10	0.06	0.16	(0.27)	(0.27)	13.49	1.11	(c)
2014		13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60	6.01	(c)
R-5 shares
2018		16.68	0.25	(2.66)	(2.41)	(0.15)	(0.15)	14.12	(14.61)
2017		13.06	0.15	3.57	3.72	(0.10)	(0.10)	16.68	28.78
2016		13.49	0.08	(0.44)	(0.36)	(0.07)	(0.07)	13.06	(2.69)
2015		13.61	0.12	0.05	0.17	(0.29)	(0.29)	13.49	1.12	(c)
2014		13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61	6.18	(c)
R-6 shares
2018		16.72	0.30	(2.66)	(2.36)	(0.19)	(0.19)	14.17	(14.32)
2017	(e)	12.67	0.18	4.00	4.18	(0.13)	(0.13)	16.72	33.40	(f)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to		Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)		to Average Net Assets		Portfolio Turnover Rate

$141,451	1.00%		1.03	%(b)	1.96%		70.2%
109,543	1.00		1.01		1.25		66.6
296,966	1.00		1.01		1.02		69.9
316,421	0.97		0.97		1.14		52.8
344,528	1.01		1.04		1.76		128.4

2,020	1.82		–		0.92		70.2
2,688	1.82		–		0.35		66.6
2,759	1.85		–		0.16		69.9
3,710	1.81		–		0.30		52.8
4,271	1.85	(d)	–		1.22		128.4

1,858	1.69		–		0.85		70.2
4,164	1.69		–		0.50		66.6
2,577	1.72		–		0.30		69.9
3,189	1.68		–		0.44		52.8
3,069	1.72	(d)	–		1.34		128.4

4,019	1.51		–		1.19		70.2
5,663	1.51		–		0.72		66.6
5,326	1.54		–		0.49		69.9
4,721	1.50		–		0.59		52.8
5,340	1.54	(d)	–		1.51		128.4

5,013	1.32		–		1.48		70.2
4,041	1.32		–		0.92		66.6
3,386	1.35		–		0.68		69.9
3,651	1.31		–		0.71		52.8
5,718	1.35	(d)	–		1.67		128.4

3,064	1.20		–		1.49		70.2
5,382	1.20		–		1.04		66.6
3,710	1.23		–		0.61		69.9
9,244	1.19		–		0.89		52.8
8,839	1.23	(d)	–		1.83		128.4

216,786	0.92	(d)	–		1.76		70.2
313,479	0.92	(d),(g)	–		1.21	(g)	66.6	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP GROWTH FUND
Class J shares
2018	$9.83	($0.02)	$0.43	$0.41	$–	($1.76)	($1.76)	$8.48
2017	8.92	–	2.19	2.19	(0.03)	(1.25)	(1.28)	9.83
2016	10.37	0.01	(0.38)	(0.37)	–	(1.08)	(1.08)	8.92
2015	11.00	(0.02)	0.61	0.59	–	(1.22)	(1.22)	10.37
2014	10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
Institutional shares
2018	11.08	0.01	0.49	0.50	(0.01)	(1.76)	(1.77)	9.81
2017	9.89	0.04	2.45	2.49	(0.05)	(1.25)	(1.30)	11.08
2016	11.38	0.05	(0.43)	(0.38)	(0.03)	(1.08)	(1.11)	9.89
2015	11.93	0.03	0.66	0.69	(0.02)	(1.22)	(1.24)	11.38
2014	11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
R-1 shares
2018	9.93	(0.08)	0.43	0.35	–	(1.76)	(1.76)	8.52
2017	9.02	(0.05)	2.21	2.16	–	(1.25)	(1.25)	9.93
2016	10.52	(0.04)	(0.38)	(0.42)	–	(1.08)	(1.08)	9.02
2015	11.19	(0.06)	0.61	0.55	–	(1.22)	(1.22)	10.52
2014	10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
R-2 shares
2018	10.16	(0.07)	0.45	0.38	–	(1.76)	(1.76)	8.78
2017	9.19	(0.03)	2.25	2.22	–	(1.25)	(1.25)	10.16
2016	10.69	(0.02)	(0.40)	(0.42)	–	(1.08)	(1.08)	9.19
2015	11.34	(0.05)	0.62	0.57	–	(1.22)	(1.22)	10.69
2014	11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
R-3 shares
2018	11.34	(0.06)	0.50	0.44	–	(1.76)	(1.76)	10.02
2017	10.09	(0.02)	2.52	2.50	–	(1.25)	(1.25)	11.34
2016	11.61	(0.01)	(0.43)	(0.44)	–	(1.08)	(1.08)	10.09
2015	12.19	(0.03)	0.67	0.64	–	(1.22)	(1.22)	11.61
2014	11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
R-4 shares
2018	11.30	(0.04)	0.51	0.47	–	(1.76)	(1.76)	10.01
2017	10.06	–	2.50	2.50	(0.01)	(1.25)	(1.26)	11.30
2016	11.56	0.01	(0.43)	(0.42)	–	(1.08)	(1.08)	10.06
2015	12.12	(0.01)	0.67	0.66	–	(1.22)	(1.22)	11.56
2014	11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
R-5 shares
2018	11.17	(0.03)	0.50	0.47	–	(1.76)	(1.76)	9.88
2017	9.96	0.01	2.48	2.49	(0.03)	(1.25)	(1.28)	11.17
2016	11.45	0.02	(0.43)	(0.41)	–	(1.08)	(1.08)	9.96
2015	12.00	–	0.67	0.67	–	(1.22)	(1.22)	11.45
2014	11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

4.34%(c),(d)	$81,333	0.95%		0.98%	(0.25)%	77.2%
28.67 (c)	72,333	0.95		0.98	0.05	80.0
(4.01) (c)	57,924	0.95		0.98	0.15	62.5
6.10 (c)	69,824	1.03		1.06	(0.15)	54.1
14.61 (c)	64,841	1.04		1.08	(0.16)	57.7

4.84	34,200	0.66	(e)	–	0.09	77.2
29.02	676,150	0.68	(e)	–	0.40	80.0
(3.75)	1,549,259	0.65		–	0.46	62.5
6.48	2,352,018	0.64		–	0.25	54.1
15.09	2,791,488	0.65		–	0.24	57.7

3.71	3,861	1.56		–	(0.85)	77.2
27.89	4,586	1.53		–	(0.52)	80.0
(4.47)	4,378	1.52		–	(0.42)	62.5
5.58	5,815	1.50		–	(0.62)	54.1
14.10	6,258	1.50		–	(0.60)	57.7

3.94	1,319	1.43		–	(0.72)	77.2
28.03	1,548	1.40		–	(0.35)	80.0
(4.40)	2,093	1.39		–	(0.24)	62.5
5.70	5,386	1.37		–	(0.50)	54.1
14.34	5,846	1.37		–	(0.47)	57.7

4.08	7,356	1.25		–	(0.53)	77.2
28.34	11,507	1.22		–	(0.19)	80.0
(4.21)	14,755	1.21		–	(0.12)	62.5
5.89	19,280	1.19		–	(0.30)	54.1
14.48	20,863	1.19		–	(0.29)	57.7

4.30 (d)	8,000	1.06		–	(0.35)	77.2
28.61 (d)	10,646	1.03		–	0.00	80.0
(4.04)	10,224	1.02		–	0.08	62.5
6.11	14,853	1.00		–	(0.12)	54.1
14.68	13,833	1.00		–	(0.08)	57.7

4.46	41,915	0.94		–	(0.24)	77.2
28.69	45,321	0.91		–	0.12	80.0
(3.98)	50,611	0.90		–	0.20	62.5
6.27	64,417	0.88		–	0.01	54.1
14.85	71,922	0.88		–	0.01	57.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP GROWTH FUND I
Class J shares
2018		$12.62	($0.02)	$1.65	$1.63	$–	($1.39)	($1.39)	$12.86
2017		10.22	(0.01)	2.94	2.93	–	(0.53)	(0.53)	12.62
2016		11.70	(0.01)	0.02	0.01	–	(1.49)	(1.49)	10.22
2015		11.97	(0.02)	1.02	1.00	–	(1.27)	(1.27)	11.70
2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
Institutional shares
2018		15.00	–	1.96	1.96	(0.02)	(1.39)	(1.41)	15.55
2017		12.03	0.03	3.48	3.51	(0.01)	(0.53)	(0.54)	15.00
2016		13.49	0.02	0.02	0.04	(0.01)	(1.49)	(1.50)	12.03
2015		13.59	0.02	1.19	1.21	(0.04)	(1.27)	(1.31)	13.49
2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
R-1 shares
2018		13.14	(0.11)	1.71	1.60	–	(1.39)	(1.39)	13.35
2017		10.68	(0.08)	3.07	2.99	–	(0.53)	(0.53)	13.14
2016		12.23	(0.08)	0.02	(0.06)	–	(1.49)	(1.49)	10.68
2015		12.51	(0.08)	1.07	0.99	–	(1.27)	(1.27)	12.23
2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
R-2 shares
2018		12.84	(0.09)	1.68	1.59	–	(1.39)	(1.39)	13.04
2017		10.44	(0.06)	2.99	2.93	–	(0.53)	(0.53)	12.84
2016		11.97	(0.06)	0.02	(0.04)	–	(1.49)	(1.49)	10.44
2015		12.26	(0.06)	1.04	0.98	–	(1.27)	(1.27)	11.97
2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
R-3 shares
2018		13.81	(0.07)	1.80	1.73	–	(1.39)	(1.39)	14.15
2017		11.17	(0.04)	3.21	3.17	–	(0.53)	(0.53)	13.81
2016		12.68	(0.04)	0.02	(0.02)	–	(1.49)	(1.49)	11.17
2015		12.88	(0.04)	1.11	1.07	–	(1.27)	(1.27)	12.68
2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
R-4 shares
2018		14.02	(0.04)	1.83	1.79	–	(1.39)	(1.39)	14.42
2017		11.31	(0.02)	3.26	3.24	–	(0.53)	(0.53)	14.02
2016		12.80	(0.02)	0.02	–	–	(1.49)	(1.49)	11.31
2015		12.97	(0.02)	1.12	1.10	–	(1.27)	(1.27)	12.80
2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
R-5 shares
2018		14.49	(0.02)	1.90	1.88	–	(1.39)	(1.39)	14.98
2017		11.66	(0.01)	3.37	3.36	–	(0.53)	(0.53)	14.49
2016		13.14	(0.01)	0.02	0.01	–	(1.49)	(1.49)	11.66
2015		13.27	(0.01)	1.16	1.15	(0.01)	(1.27)	(1.28)	13.14
2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
R-6 shares
2018		14.99	0.02	1.96	1.98	(0.03)	(1.39)	(1.42)	15.55
2017		12.02	–	3.51	3.51	(0.01)	(0.53)	(0.54)	14.99
2016		13.49	0.01	0.02	0.03	(0.01)	(1.49)	(1.50)	12.02
2015	(f)	13.87	(0.01)	0.94	0.93	(0.04)	(1.27)	(1.31)	13.49

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

13.50	%(c)	$180,871	0.81%		0.86%	(0.12)%		34.8%
30.05	(c)	142,729	0.83		0.88	(0.05)		38.5
0.13	(c)	110,553	0.89		0.94	(0.13)		32.8
9.48	(c)	123,054	0.97		1.02	(0.18)		39.3
12.90	(c)	106,144	0.99		1.05	(0.19)		38.4

13.60		2,181,951	0.67	(d)	–	0.03		34.8
30.38		2,184,240	0.63	(d)	–	0.24		38.5
0.34		6,436,701	0.62	(d)	–	0.14		32.8
9.93		6,608,588	0.61	(d)	–	0.19		39.3
13.31		7,031,086	0.61	(d)	–	0.20		38.4

12.68		8,097	1.47	(d)	–	(0.78)		34.8
29.29		7,431	1.47	(d)	–	(0.68)		38.5
(0.50)		6,716	1.47	(d)	–	(0.71)		32.8
9.04	(e)	8,078	1.47	(d)	–	(0.67)		39.3
12.39	(e)	8,406	1.47	(d)	–	(0.66)		38.4

12.92		7,951	1.34	(d)	–	(0.65)		34.8
29.39		10,629	1.34	(d)	–	(0.54)		38.5
(0.34)		13,145	1.34	(d)	–	(0.58)		32.8
9.05		16,204	1.34	(d)	–	(0.54)		39.3
12.56		21,048	1.34	(d)	–	(0.54)		38.4

13.03		98,560	1.16	(d)	–	(0.46)		34.8
29.63		116,537	1.16	(d)	–	(0.36)		38.5
(0.14)		116,736	1.16	(d)	–	(0.40)		32.8
9.34		152,222	1.16	(d)	–	(0.36)		39.3
12.67		165,698	1.16	(d)	–	(0.35)		38.4

13.28		77,509	0.97	(d)	–	(0.27)		34.8
29.89		84,785	0.97	(d)	–	(0.18)		38.5
0.03		74,021	0.97	(d)	–	(0.21)		32.8
9.52		94,343	0.97	(d)	–	(0.18)		39.3
12.95		90,002	0.97	(d)	–	(0.16)		38.4

13.48		282,290	0.85	(d)	–	(0.15)		34.8
30.03		313,275	0.85	(d)	–	(0.06)		38.5
0.12		273,161	0.85	(d)	–	(0.09)		32.8
9.70		320,510	0.85	(d)	–	(0.05)		39.3
13.01		329,991	0.85	(d)	–	(0.05)		38.4

13.72		5,378,075	0.59	(d)	–	0.10		34.8
30.41		4,927,534	0.59	(d)	–	0.00		38.5
0.27		3,333	0.65	(d)	–	0.09		32.8
7.72	(g)	1,383	0.65	(d),(h)	–	(0.09	) (h)	39.3	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2018	$17.80	$0.30	$0.92	$1.22	($0.27)	($0.93)	($1.20)	$17.82
2017	14.89	0.27	3.11	3.38	(0.27)	(0.20)	(0.47)	17.80
2016	14.66	0.26	0.32	0.58	(0.23)	(0.12)	(0.35)	14.89
2015	14.21	0.23	0.45	0.68	(0.22)	(0.01)	(0.23)	14.66
2014	12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
Institutional shares
2018	17.98	0.34	0.92	1.26	(0.30)	(0.93)	(1.23)	18.01
2017	15.03	0.31	3.14	3.45	(0.30)	(0.20)	(0.50)	17.98
2016	14.80	0.30	0.32	0.62	(0.27)	(0.12)	(0.39)	15.03
2015	14.35	0.27	0.45	0.72	(0.26)	(0.01)	(0.27)	14.80
2014	12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
R-1 shares
2018	17.85	0.18	0.91	1.09	(0.14)	(0.93)	(1.07)	17.87
2017	14.93	0.16	3.13	3.29	(0.17)	(0.20)	(0.37)	17.85
2016	14.70	0.17	0.32	0.49	(0.14)	(0.12)	(0.26)	14.93
2015	14.26	0.15	0.44	0.59	(0.14)	(0.01)	(0.15)	14.70
2014	12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
R-2 shares
2018	17.99	0.21	0.92	1.13	(0.16)	(0.93)	(1.09)	18.03
2017	15.04	0.19	3.15	3.34	(0.19)	(0.20)	(0.39)	17.99
2016	14.80	0.19	0.32	0.51	(0.15)	(0.12)	(0.27)	15.04
2015	14.35	0.17	0.44	0.61	(0.15)	(0.01)	(0.16)	14.80
2014	12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
R-3 shares
2018	17.95	0.24	0.93	1.17	(0.21)	(0.93)	(1.14)	17.98
2017	15.02	0.22	3.13	3.35	(0.22)	(0.20)	(0.42)	17.95
2016	14.78	0.21	0.33	0.54	(0.18)	(0.12)	(0.30)	15.02
2015	14.33	0.19	0.45	0.64	(0.18)	(0.01)	(0.19)	14.78
2014	12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
R-4 shares
2018	18.02	0.28	0.92	1.20	(0.24)	(0.93)	(1.17)	18.05
2017	15.07	0.25	3.14	3.39	(0.24)	(0.20)	(0.44)	18.02
2016	14.83	0.24	0.33	0.57	(0.21)	(0.12)	(0.33)	15.07
2015	14.39	0.22	0.44	0.66	(0.21)	(0.01)	(0.22)	14.83
2014	12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
R-5 shares
2018	18.18	0.30	0.93	1.23	(0.26)	(0.93)	(1.19)	18.22
2017	15.20	0.27	3.18	3.45	(0.27)	(0.20)	(0.47)	18.18
2016	14.95	0.26	0.34	0.60	(0.23)	(0.12)	(0.35)	15.20
2015	14.50	0.24	0.45	0.69	(0.23)	(0.01)	(0.24)	14.95
2014	12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets	Average Net Assets(b)	Assets	Portfolio Turnover Rate

6.98	%(c)	$653,442	0.37%	0.40%	1.68%	5.8%
23.14	(c)	641,445	0.37	0.40	1.66	3.4
4.05	(c)	530,674	0.40	0.43	1.79	4.2
4.78	(c)	518,099	0.45	0.50	1.59	6.3
16.61	(c)	508,718	0.50	0.54	1.47	5.9

7.17		3,693,260	0.16	–	1.88	5.8
23.45		3,568,996	0.16	–	1.87	3.4
4.31		3,244,789	0.16	–	2.03	4.2
5.06		3,232,141	0.16	–	1.87	6.3
17.00		2,530,539	0.16	–	1.81	5.9

6.20		15,612	1.03	–	1.01	5.8
22.33		19,523	1.03	–	0.99	3.4
3.43		18,393	1.04	–	1.17	4.2
4.16		21,157	1.03	–	1.00	6.3
16.00		18,889	1.03	–	0.95	5.9

6.38		21,221	0.90	–	1.15	5.8
22.52		31,137	0.90	–	1.13	3.4
3.53		30,093	0.91	–	1.29	4.2
4.27		30,689	0.90	–	1.14	6.3
16.20		37,848	0.90	–	1.09	5.9

6.60		192,273	0.72	–	1.32	5.8
22.65		222,619	0.72	–	1.31	3.4
3.74		194,613	0.73	–	1.47	4.2
4.46		217,562	0.72	–	1.32	6.3
16.43		248,852	0.72	–	1.25	5.9

6.76		152,704	0.53	–	1.51	5.8
22.93		195,180	0.53	–	1.50	3.4
3.96		189,284	0.54	–	1.67	4.2
4.62		219,215	0.53	–	1.51	6.3
16.67		214,570	0.53	–	1.44	5.9

6.87		352,267	0.41	–	1.63	5.8
23.10		402,781	0.41	–	1.63	3.4
4.11		411,195	0.42	–	1.77	4.2
4.76		381,876	0.41	–	1.63	6.3
16.73		418,629	0.41	–	1.56	5.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP VALUE FUND III
Class J shares
2018	$16.93	$0.23	$0.74	$0.97	($0.16)	($0.95)	($1.11)	$16.79
2017	14.88	0.21	2.49	2.70	(0.24)	(0.41)	(0.65)	16.93
2016	15.58	0.23	0.18	0.41	(0.21)	(0.90)	(1.11)	14.88
2015	15.55	0.19	0.19	0.38	(0.19)	(0.16)	(0.35)	15.58
2014	13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
Institutional shares
2018	17.17	0.29	0.75	1.04	(0.21)	(0.95)	(1.16)	17.05
2017	15.08	0.26	2.53	2.79	(0.29)	(0.41)	(0.70)	17.17
2016	15.79	0.28	0.18	0.46	(0.27)	(0.90)	(1.17)	15.08
2015	15.75	0.25	0.20	0.45	(0.25)	(0.16)	(0.41)	15.79
2014	13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
R-1 shares
2018	17.05	0.13	0.75	0.88	(0.07)	(0.95)	(1.02)	16.91
2017	14.98	0.12	2.51	2.63	(0.15)	(0.41)	(0.56)	17.05
2016	15.68	0.15	0.18	0.33	(0.13)	(0.90)	(1.03)	14.98
2015	15.68	0.11	0.19	0.30	(0.14)	(0.16)	(0.30)	15.68
2014	13.71	0.08	1.89	1.97	–	–	–	15.68
R-2 shares
2018	17.12	0.15	0.76	0.91	(0.09)	(0.95)	(1.04)	16.99
2017	15.03	0.14	2.52	2.66	(0.16)	(0.41)	(0.57)	17.12
2016	15.67	0.18	0.17	0.35	(0.09)	(0.90)	(0.99)	15.03
2015	15.64	0.13	0.20	0.33	(0.14)	(0.16)	(0.30)	15.67
2014	13.66	0.11	1.87	1.98	–	–	–	15.64
R-3 shares
2018	17.80	0.20	0.77	0.97	(0.10)	(0.95)	(1.05)	17.72
2017	15.61	0.18	2.62	2.80	(0.20)	(0.41)	(0.61)	17.80
2016	16.29	0.20	0.19	0.39	(0.17)	(0.90)	(1.07)	15.61
2015	16.24	0.17	0.20	0.37	(0.16)	(0.16)	(0.32)	16.29
2014	14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
R-4 shares
2018	17.13	0.22	0.76	0.98	(0.15)	(0.95)	(1.10)	17.01
2017	15.05	0.20	2.51	2.71	(0.22)	(0.41)	(0.63)	17.13
2016	15.74	0.23	0.19	0.42	(0.21)	(0.90)	(1.11)	15.05
2015	15.72	0.19	0.19	0.38	(0.20)	(0.16)	(0.36)	15.74
2014	13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
R-5 shares
2018	17.26	0.25	0.76	1.01	(0.17)	(0.95)	(1.12)	17.15
2017	15.16	0.22	2.54	2.76	(0.25)	(0.41)	(0.66)	17.26
2016	15.86	0.25	0.18	0.43	(0.23)	(0.90)	(1.13)	15.16
2015	15.82	0.21	0.20	0.41	(0.21)	(0.16)	(0.37)	15.86
2014	13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

5.76	%(c)	$72,851	1.03%		1.12%	1.35%	44.4%
18.59	(c)	75,559	1.08		1.13	1.31	33.4
3.05	(c)	68,742	1.08		1.12	1.60	35.0
2.40	(c)	72,661	1.14		1.18	1.21	27.6
14.96	(c)	78,435	1.15		1.20	1.14	41.3	(d)

6.11		1,983,831	0.71	(e)	–	1.66	44.4
18.95		1,798,751	0.76	(e)	–	1.62	33.4
3.37		1,634,892	0.77	(e)	–	1.91	35.0
2.82		1,796,638	0.76	(e)	–	1.60	27.6
15.36		2,804,940	0.76	(e)	–	1.51	41.3	(d)

5.15		4,455	1.59	(e)	–	0.78	44.4
17.89		4,449	1.64	(e)	–	0.74	33.4
2.46		4,072	1.65	(e)	–	1.03	35.0
1.91		4,604	1.64	(e)	–	0.71	27.6
14.37		5,160	1.63	(e)	–	0.56	41.3	(d)

5.30		2,203	1.46	(e)	–	0.89	44.4
18.07		2,900	1.51	(e)	–	0.86	33.4
2.56		3,096	1.52	(e)	–	1.20	35.0
2.11		5,018	1.51	(e)	–	0.84	27.6
14.49		5,737	1.50	(e)	–	0.75	41.3	(d)

5.46		6,196	1.28	(e)	–	1.09	44.4
18.30		9,007	1.33	(e)	–	1.06	33.4
2.78		11,209	1.34	(e)	–	1.34	35.0
2.28		11,864	1.33	(e)	–	1.02	27.6
14.64		15,163	1.32	(e)	–	0.94	41.3	(d)

5.71		4,910	1.09	(e)	–	1.28	44.4
18.45		5,964	1.14	(e)	–	1.25	33.4
2.97	(f)	5,659	1.15	(e)	–	1.53	35.0
2.46	(f)	6,276	1.14	(e)	–	1.22	27.6
14.96		9,314	1.13	(e)	–	1.09	41.3	(d)

5.87		10,726	0.97	(e)	–	1.41	44.4
18.63		9,072	1.02	(e)	–	1.35	33.4
3.09		7,123	1.03	(e)	–	1.65	35.0
2.56		11,280	1.02	(e)	–	1.32	27.6
15.11		9,397	1.01	(e)	–	1.26	41.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(e)	Reflects Manager's contractual expense limit.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MIDCAP FUND
Class J shares
2018		$25.94	$–	$0.27	$0.27	$–	($0.91)	($0.91)	$25.30
2017		21.02	0.02	5.43	5.45	(0.06)	(0.47)	(0.53)	25.94
2016		21.47	0.07	0.77	0.84	–	(1.29)	(1.29)	21.02
2015		21.27	0.01	1.30	1.31	(0.03)	(1.08)	(1.11)	21.47
2014		19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
Institutional shares
2018		27.44	0.04	0.28	0.32	(0.01)	(0.91)	(0.92)	26.84
2017		22.21	0.05	5.74	5.79	(0.09)	(0.47)	(0.56)	27.44
2016		22.60	0.11	0.82	0.93	(0.03)	(1.29)	(1.32)	22.21
2015		22.33	0.05	1.38	1.43	(0.08)	(1.08)	(1.16)	22.60
2014		20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
R-1 shares
2018		25.20	(0.16)	0.26	0.10	–	(0.91)	(0.91)	24.39
2017		20.50	(0.13)	5.30	5.17	–	(0.47)	(0.47)	25.20
2016		21.11	(0.06)	0.74	0.68	–	(1.29)	(1.29)	20.50
2015		21.02	(0.12)	1.29	1.17	–	(1.08)	(1.08)	21.11
2014		19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
R-2 shares
2018		25.55	(0.13)	0.27	0.14	–	(0.91)	(0.91)	24.78
2017		20.76	(0.10)	5.36	5.26	–	(0.47)	(0.47)	25.55
2016		21.33	(0.04)	0.76	0.72	–	(1.29)	(1.29)	20.76
2015		21.20	(0.09)	1.30	1.21	–	(1.08)	(1.08)	21.33
2014		19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
R-3 shares
2018		26.40	(0.09)	0.28	0.19	–	(0.91)	(0.91)	25.68
2017		21.40	(0.06)	5.53	5.47	–	(0.47)	(0.47)	26.40
2016		21.90	–	0.79	0.79	–	(1.29)	(1.29)	21.40
2015		21.70	(0.05)	1.33	1.28	–	(1.08)	(1.08)	21.90
2014		19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
R-4 shares
2018		27.33	(0.04)	0.28	0.24	–	(0.91)	(0.91)	26.66
2017		22.11	(0.02)	5.73	5.71	(0.02)	(0.47)	(0.49)	27.33
2016		22.55	0.04	0.81	0.85	–	(1.29)	(1.29)	22.11
2015		22.29	(0.01)	1.36	1.35	(0.01)	(1.08)	(1.09)	22.55
2014		20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
R-5 shares
2018		27.13	(0.01)	0.29	0.28	–	(0.91)	(0.91)	26.50
2017		21.96	0.01	5.68	5.69	(0.05)	(0.47)	(0.52)	27.13
2016		22.38	0.07	0.80	0.87	–	(1.29)	(1.29)	21.96
2015		22.13	0.01	1.36	1.37	(0.04)	(1.08)	(1.12)	22.38
2014		19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
R-6 shares
2018		27.42	0.06	0.30	0.36	(0.04)	(0.91)	(0.95)	26.83
2017	(f)	22.98	0.05	4.97	5.02	(0.11)	(0.47)	(0.58)	27.42

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

0.98	%(c)	$275,443	0.82%		0.85%	0.00%	25.8%
26.44	(c)	302,971	0.82		0.85	0.07	15.4
4.35	(c)	261,105	0.82		0.85	0.35	22.4
6.42	(c)	278,993	0.88		0.91	0.04	22.6
13.18	(c)	290,503	0.92		0.96	0.19	18.3

1.12		10,720,328	0.69	(d)	–	0.13	25.8
26.58		11,396,657	0.68	(d)	–	0.18	15.4
4.49	(e)	5,356,398	0.68		–	0.49	22.4
6.71	(e)	5,328,050	0.67		–	0.23	22.6
13.45		3,836,296	0.68		–	0.43	18.3

0.31		81,543	1.47		–	(0.65)	25.8
25.65		86,677	1.47		–	(0.59)	15.4
3.63		66,856	1.47		–	(0.30)	22.4
5.81		58,620	1.47		–	(0.58)	22.6
12.57		32,574	1.47		–	(0.38)	18.3

0.47		22,931	1.34		–	(0.51)	25.8
25.77		28,455	1.34		–	(0.45)	15.4
3.79		28,422	1.34		–	(0.18)	22.4
5.95		34,310	1.34		–	(0.41)	22.6
12.69		40,695	1.34		–	(0.23)	18.3

0.65		99,735	1.16		–	(0.33)	25.8
25.98		122,849	1.16		–	(0.27)	15.4
4.02		123,971	1.16		–	0.00	22.4
6.15		151,776	1.16		–	(0.24)	22.6
12.89		158,675	1.16		–	(0.05)	18.3

0.81		87,620	0.97		–	(0.14)	25.8
26.27		127,947	0.97		–	(0.07)	15.4
4.18		145,709	0.97		–	0.19	22.4
6.32		154,669	0.97		–	(0.06)	22.6
13.13		168,845	0.97		–	0.14	18.3

0.97		337,245	0.85		–	(0.02)	25.8
26.39		378,762	0.85		–	0.04	15.4
4.31		304,581	0.85		–	0.31	22.4
6.46		325,637	0.85		–	0.06	22.6
13.25		266,198	0.85		–	0.25	18.3

1.24		1,442,924	0.59	(d)	–	0.21	25.8
22.33	(g)	784,496	0.60	(d),(h)	–	0.20 (h)	15.4	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MIDCAP GROWTH FUND
Class J shares
2018	$7.13	($0.03)	$0.26	$0.23	$–	($0.31)	($0.31)	$7.05
2017	5.50	(0.02)	1.66	1.64	(0.01)	–	(0.01)	7.13
2016	5.84	0.01	(0.19)	(0.18)	–	(0.16)	(0.16)	5.50
2015	6.96	(0.04)	0.51	0.47	–	(1.59)	(1.59)	5.84
2014	8.00	(0.04)	0.87	0.83	–	(1.87)	(1.87)	6.96
Institutional shares
2018	8.92	(0.02)	0.33	0.31	–	(0.31)	(0.31)	8.92
2017	6.88	(0.01)	2.07	2.06	(0.02)	–	(0.02)	8.92
2016	7.25	0.02	(0.23)	(0.21)	–	(0.16)	(0.16)	6.88
2015	8.23	(0.01)	0.62	0.61	–	(1.59)	(1.59)	7.25
2014	9.08	(0.01)	1.03	1.02	–	(1.87)	(1.87)	8.23
R-1 shares
2018	7.41	(0.08)	0.27	0.19	–	(0.31)	(0.31)	7.29
2017	5.74	(0.06)	1.73	1.67	–	–	–	7.41
2016	6.12	(0.02)	(0.20)	(0.22)	–	(0.16)	(0.16)	5.74
2015	7.24	(0.06)	0.53	0.47	–	(1.59)	(1.59)	6.12
2014	8.27	(0.07)	0.91	0.84	–	(1.87)	(1.87)	7.24
R-2 shares
2018	7.96	(0.07)	0.28	0.21	–	(0.31)	(0.31)	7.86
2017	6.15	(0.05)	1.86	1.81	–	–	–	7.96
2016	6.54	(0.02)	(0.21)	(0.23)	–	(0.16)	(0.16)	6.15
2015	7.63	(0.06)	0.56	0.50	–	(1.59)	(1.59)	6.54
2014	8.60	(0.06)	0.96	0.90	–	(1.87)	(1.87)	7.63
R-3 shares
2018	8.44	(0.07)	0.31	0.24	–	(0.31)	(0.31)	8.37
2017	6.51	(0.04)	1.97	1.93	–	–	–	8.44
2016	6.91	–	(0.24)	(0.24)	–	(0.16)	(0.16)	6.51
2015	7.95	(0.05)	0.60	0.55	–	(1.59)	(1.59)	6.91
2014	8.87	(0.05)	1.00	0.95	–	(1.87)	(1.87)	7.95
R-4 shares
2018	8.88	(0.05)	0.33	0.28	–	(0.31)	(0.31)	8.85
2017	6.85	(0.03)	2.06	2.03	–	–	–	8.88
2016	7.24	–	(0.23)	(0.23)	–	(0.16)	(0.16)	6.85
2015	8.24	(0.04)	0.63	0.59	–	(1.59)	(1.59)	7.24
2014	9.12	(0.03)	1.02	0.99	–	(1.87)	(1.87)	8.24
R-5 shares
2018	9.20	(0.04)	0.34	0.30	–	(0.31)	(0.31)	9.19
2017	7.09	(0.02)	2.14	2.12	(0.01)	–	(0.01)	9.20
2016	7.48	0.01	(0.24)	(0.23)	–	(0.16)	(0.16)	7.09
2015	8.46	(0.03)	0.64	0.61	–	(1.59)	(1.59)	7.48
2014	9.30	(0.02)	1.05	1.03	–	(1.87)	(1.87)	8.46

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets	Average Net Assets(b)	Assets	Portfolio Turnover Rate

3.26	%(c)	$67,918	0.93%	0.96%	(0.44)%	114.2%
29.84	(c)	64,647	0.97	1.00	(0.30)	128.5
(3.03) (c)		49,592	1.03	1.06	0.18	110.3
8.34	(c)	65,375	1.20	1.23	(0.64)	128.9
12.73	(c)	42,144	1.20	1.24	(0.55)	184.6

3.51		67,785	0.75	0.77	(0.26)	114.2
30.10		57,772	0.75	0.78	(0.08)	128.5
(2.85)		41,967	0.75	0.81	0.33	110.3
8.84		37,603	0.75	0.75	(0.17)	128.9
13.41		33,471	0.75	0.78	(0.14)	184.6

2.58		1,391	1.55	–	(1.05)	114.2
29.09		1,321	1.55	–	(0.87)	128.5
(3.56)		1,275	1.55	–	(0.37)	110.3
7.95		1,607	1.56	–	(0.99)	128.9
12.34		1,269	1.56	–	(0.92)	184.6

2.66		2,548	1.42	–	(0.90)	114.2
29.43		3,764	1.42	–	(0.74)	128.5
(3.63) (d)		3,717	1.42	–	(0.28)	110.3
8.11	(d)	3,642	1.43	–	(0.86)	128.9
12.62		2,751	1.43	–	(0.78)	184.6

2.86		12,807	1.24	–	(0.75)	114.2
29.65		11,542	1.24	–	(0.57)	128.5
(3.44)		9,967	1.24	–	(0.05)	110.3
8.31		11,746	1.25	–	(0.74)	128.9
12.83		4,118	1.25	–	(0.58)	184.6

3.18		4,997	1.05	–	(0.54)	114.2
29.71		6,854	1.05	–	(0.37)	128.5
(3.14)		6,594	1.05	–	0.03	110.3
8.53		5,296	1.06	–	(0.53)	128.9
12.96		2,193	1.06	–	(0.42)	184.6

3.29		22,080	0.93	–	(0.44)	114.2
29.94		19,952	0.93	–	(0.26)	128.5
(3.04)		16,619	0.93	–	0.21	110.3
8.56		17,729	0.94	–	(0.37)	128.9
13.16		14,192	0.94	–	(0.29)	184.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Gains	Distributions	End of Period	Total Return
MIDCAP GROWTH FUND III
Class J shares
2018	$10.21	($0.06)	$0.69	$0.63	($1.49)	($1.49)	$9.35	6.61	%(c)
2017	8.24	(0.05)	2.05	2.00	(0.03)	(0.03)	10.21	24.31	(c)
2016	8.88	(0.03)	(0.11)	(0.14)	(0.50)	(0.50)	8.24	(1.47	) (c)
2015	11.26	(0.07)	0.30	0.23	(2.61)	(2.61)	8.88	2.53	(c)
2014	12.69	(0.06)	1.10	1.04	(2.47)	(2.47)	11.26	9.50	(c)
Institutional shares
2018	12.19	(0.03)	0.83	0.80	(1.49)	(1.49)	11.50	6.97
2017	9.79	(0.01)	2.44	2.43	(0.03)	(0.03)	12.19	24.85
2016	10.42	–	(0.13)	(0.13)	(0.50)	(0.50)	9.79	(1.15)
2015	12.72	(0.04)	0.35	0.31	(2.61)	(2.61)	10.42	2.93
2014	13.97	(0.01)	1.23	1.22	(2.47)	(2.47)	12.72	9.99
R-1 shares
2018	10.30	(0.11)	0.69	0.58	(1.49)	(1.49)	9.39	6.00
2017	8.35	(0.09)	2.07	1.98	(0.03)	(0.03)	10.30	23.75
2016	9.04	(0.08)	(0.11)	(0.19)	(0.50)	(0.50)	8.35	(2.03)
2015	11.46	(0.12)	0.31	0.19	(2.61)	(2.61)	9.04	2.05
2014	12.91	(0.11)	1.13	1.02	(2.47)	(2.47)	11.46	9.12
R-2 shares
2018	10.70	(0.10)	0.72	0.62	(1.49)	(1.49)	9.83	6.17
2017	8.66	(0.08)	2.15	2.07	(0.03)	(0.03)	10.70	23.93
2016	9.34	(0.07)	(0.11)	(0.18)	(0.50)	(0.50)	8.66	(1.95	) (e)
2015	11.75	(0.11)	0.31	0.20	(2.61)	(2.61)	9.34	2.21	(e)
2014	13.16	(0.09)	1.15	1.06	(2.47)	(2.47)	11.75	9.27
R-3 shares
2018	11.52	(0.09)	0.78	0.69	(1.49)	(1.49)	10.72	6.35
2017	9.31	(0.07)	2.31	2.24	(0.03)	(0.03)	11.52	24.09
2016	9.99	(0.06)	(0.12)	(0.18)	(0.50)	(0.50)	9.31	(1.72)
2015	12.36	(0.09)	0.33	0.24	(2.61)	(2.61)	9.99	2.36
2014	13.71	(0.08)	1.20	1.12	(2.47)	(2.47)	12.36	9.36
R-4 shares
2018	11.82	(0.07)	0.80	0.73	(1.49)	(1.49)	11.06	6.55
2017	9.53	(0.05)	2.37	2.32	(0.03)	(0.03)	11.82	24.37
2016	10.20	(0.04)	(0.13)	(0.17)	(0.50)	(0.50)	9.53	(1.58)
2015	12.54	(0.07)	0.34	0.27	(2.61)	(2.61)	10.20	2.60
2014	13.85	(0.05)	1.21	1.16	(2.47)	(2.47)	12.54	9.58
R-5 shares
2018	12.28	(0.06)	0.83	0.77	(1.49)	(1.49)	11.56	6.64
2017	9.89	(0.04)	2.46	2.42	(0.03)	(0.03)	12.28	24.50
2016	10.55	(0.03)	(0.13)	(0.16)	(0.50)	(0.50)	9.89	(1.42)
2015	12.87	(0.07)	0.36	0.29	(2.61)	(2.61)	10.55	2.72
2014	14.13	(0.04)	1.25	1.21	(2.47)	(2.47)	12.87	9.76

See accompanying notes.

	Financial Highlights (Continued)
			Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

$36,912	1.24%		1.35%	(0.56)%	44.3%
35,778	1.29		1.37	(0.49)	81.6
31,465	1.30		1.36	(0.39)	64.6
35,147	1.37		1.43	(0.77)	64.6
37,273	1.41		1.47	(0.53)	131.4

961,018	0.91	(d)	–	(0.22)	44.3
1,037,760	0.94	(d)	–	(0.13)	81.6
1,302,544	0.95	(d)	–	(0.04)	64.6
1,319,604	0.95	(d)	–	(0.34)	64.6
1,378,931	0.95	(d)	–	(0.07)	131.4

1,665	1.78	(d)	–	(1.10)	44.3
2,266	1.81	(d)	–	(1.01)	81.6
2,023	1.82	(d)	–	(0.90)	64.6
2,914	1.83	(d)	–	(1.22)	64.6
3,400	1.83	(d)	–	(0.95)	131.4

1,848	1.65	(d)	–	(0.97)	44.3
2,177	1.68	(d)	–	(0.88)	81.6
3,057	1.69	(d)	–	(0.79)	64.6
4,233	1.70	(d)	–	(1.09)	64.6
4,970	1.70	(d)	–	(0.81)	131.4

3,424	1.47	(d)	–	(0.78)	44.3
4,920	1.50	(d)	–	(0.69)	81.6
6,088	1.51	(d)	–	(0.60)	64.6
8,561	1.52	(d)	–	(0.87)	64.6
18,078	1.52	(d)	–	(0.63)	131.4

3,658	1.28	(d)	–	(0.60)	44.3
5,191	1.31	(d)	–	(0.51)	81.6
5,682	1.32	(d)	–	(0.41)	64.6
8,250	1.33	(d)	–	(0.68)	64.6
22,511	1.33	(d)	–	(0.44)	131.4

6,408	1.16	(d)	–	(0.49)	44.3
7,385	1.19	(d)	–	(0.39)	81.6
7,628	1.20	(d)	–	(0.28)	64.6
10,947	1.21	(d)	–	(0.61)	64.6
11,399	1.21	(d)	–	(0.30)	131.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2018		$21.53	$0.25	($0.08)	$0.17	($0.21)	($1.32)	($1.53)	$20.17
2017		18.62	0.19	3.95	4.14	(0.23)	(1.00)	(1.23)	21.53
2016		19.04	0.23	0.72	0.95	(0.18)	(1.19)	(1.37)	18.62
2015		19.58	0.18	0.35	0.53	(0.16)	(0.91)	(1.07)	19.04
2014		18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
Institutional shares
2018		22.11	0.30	(0.08)	0.22	(0.25)	(1.32)	(1.57)	20.76
2017		19.10	0.24	4.05	4.29	(0.28)	(1.00)	(1.28)	22.11
2016		19.50	0.29	0.74	1.03	(0.24)	(1.19)	(1.43)	19.10
2015		20.03	0.25	0.36	0.61	(0.23)	(0.91)	(1.14)	19.50
2014		18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
R-1 shares
2018		21.81	0.11	(0.07)	0.04	(0.08)	(1.32)	(1.40)	20.45
2017		18.84	0.05	4.01	4.06	(0.09)	(1.00)	(1.09)	21.81
2016		19.23	0.14	0.73	0.87	(0.07)	(1.19)	(1.26)	18.84
2015		19.78	0.08	0.35	0.43	(0.07)	(0.91)	(0.98)	19.23
2014		18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
R-2 shares
2018		22.46	0.14	(0.07)	0.07	(0.10)	(1.32)	(1.42)	21.11
2017		19.40	0.09	4.12	4.21	(0.15)	(1.00)	(1.15)	22.46
2016		19.75	0.16	0.77	0.93	(0.09)	(1.19)	(1.28)	19.40
2015		20.28	0.11	0.36	0.47	(0.09)	(0.91)	(1.00)	19.75
2014		18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
R-3 shares
2018		22.40	0.19	(0.08)	0.11	(0.14)	(1.32)	(1.46)	21.05
2017		19.34	0.13	4.11	4.24	(0.18)	(1.00)	(1.18)	22.40
2016		19.71	0.20	0.75	0.95	(0.13)	(1.19)	(1.32)	19.34
2015		20.24	0.15	0.36	0.51	(0.13)	(0.91)	(1.04)	19.71
2014		18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
R-4 shares
2018		22.49	0.23	(0.08)	0.15	(0.18)	(1.32)	(1.50)	21.14
2017		19.40	0.16	4.13	4.29	(0.20)	(1.00)	(1.20)	22.49
2016		19.77	0.23	0.76	0.99	(0.17)	(1.19)	(1.36)	19.40
2015		20.29	0.19	0.36	0.55	(0.16)	(0.91)	(1.07)	19.77
2014		19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
R-5 shares
2018		22.67	0.26	(0.08)	0.18	(0.21)	(1.32)	(1.53)	21.32
2017		19.56	0.20	4.15	4.35	(0.24)	(1.00)	(1.24)	22.67
2016		19.93	0.26	0.75	1.01	(0.19)	(1.19)	(1.38)	19.56
2015		20.44	0.21	0.38	0.59	(0.19)	(0.91)	(1.10)	19.93
2014		19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
R-6 shares
2018		22.09	0.31	(0.08)	0.23	(0.26)	(1.32)	(1.58)	20.74
2017	(e)	20.62	0.22	2.54	2.76	(0.29)	(1.00)	(1.29)	22.09

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

0.59	%(c)	$120,967	0.39%		0.42%	1.15%		14.3%
22.90	(c)	131,713	0.42		0.45	0.93		23.2
5.63	(c)	105,731	0.50		0.53	1.27		17.6
2.84	(c)	93,241	0.54		0.59	0.93		19.8
10.96	(c)	88,285	0.60		0.64	0.79		13.9

0.81		422,159	0.20	(d)	–	1.35		14.3
23.14		510,771	0.21	(d)	–	1.14		23.2
5.96		666,562	0.20		0.20	1.57		17.6
3.20		621,745	0.19		0.19	1.26		19.8
11.44		534,362	0.20		0.20	1.19		13.9

(0.03)		10,070	1.04		–	0.51		14.3
22.10		12,117	1.04		–	0.27		23.2
5.11		12,290	1.04		–	0.74		17.6
2.30		19,225	1.04		–	0.42		19.8
10.48		20,397	1.04		–	0.35		13.9

0.11		17,354	0.91		–	0.64		14.3
22.25		23,332	0.91		–	0.43		23.2
5.25		15,930	0.91		–	0.86		17.6
2.43		17,423	0.91		–	0.56		19.8
10.61		21,010	0.91		–	0.49		13.9

0.29		93,374	0.73		–	0.83		14.3
22.50		119,455	0.73		–	0.61		23.2
5.41		104,741	0.73		–	1.05		17.6
2.64		114,367	0.73		–	0.74		19.8
10.82		124,106	0.73		–	0.67		13.9

0.47		66,297	0.54		–	1.01		14.3
22.69		93,581	0.54		–	0.78		23.2
5.63		104,499	0.54		–	1.23		17.6
2.86		119,042	0.54		–	0.92		19.8
11.02		110,658	0.54		–	0.85		13.9

0.58		183,944	0.42		–	1.13		14.3
22.86		215,661	0.42		–	0.93		23.2
5.71		196,677	0.42		–	1.35		17.6
3.02		199,225	0.42		–	1.05		19.8
11.11		215,084	0.42		–	0.98		13.9

0.85		405,426	0.16	(d)	–	1.38		14.3
13.99	(f)	341,001	0.17	(d),(g)	–	1.11	(g)	23.2	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MIDCAP VALUE FUND I
Class J shares
2018	$15.31	$0.10	$0.03	$0.13	($0.07)	($0.93)	($1.00)	$14.44
2017	13.02	0.08	2.39	2.47	(0.18)	–	(0.18)	15.31
2016	14.10	0.14	0.12	0.26	(0.05)	(1.29)	(1.34)	13.02
2015	16.34	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.10
2014	18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
Institutional shares
2018	15.48	0.15	0.03	0.18	(0.11)	(0.93)	(1.04)	14.62
2017	13.16	0.12	2.42	2.54	(0.22)	–	(0.22)	15.48
2016	14.26	0.18	0.11	0.29	(0.10)	(1.29)	(1.39)	13.16
2015	16.49	0.10	(0.17)	(0.07)	(0.08)	(2.08)	(2.16)	14.26
2014	18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
R-1 shares
2018	14.84	0.01	0.04	0.05	–	(0.93)	(0.93)	13.96
2017	12.61	–	2.32	2.32	(0.09)	–	(0.09)	14.84
2016	13.72	0.06	0.12	0.18	–	(1.29)	(1.29)	12.61
2015	16.00	(0.03)	(0.17)	(0.20)	–	(2.08)	(2.08)	13.72
2014	18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
R-2 shares
2018	14.97	0.03	0.03	0.06	–	(0.93)	(0.93)	14.10
2017	12.73	0.02	2.34	2.36	(0.12)	–	(0.12)	14.97
2016	13.82	0.08	0.12	0.20	–	(1.29)	(1.29)	12.73
2015	16.08	(0.01)	(0.17)	(0.18)	–	(2.08)	(2.08)	13.82
2014	18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
R-3 shares
2018	15.22	0.06	0.04	0.10	(0.02)	(0.93)	(0.95)	14.37
2017	12.94	0.05	2.37	2.42	(0.14)	–	(0.14)	15.22
2016	14.03	0.11	0.11	0.22	(0.02)	(1.29)	(1.31)	12.94
2015	16.26	0.01	(0.16)	(0.15)	–	(2.08)	(2.08)	14.03
2014	18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
R-4 shares
2018	15.27	0.09	0.03	0.12	(0.04)	(0.93)	(0.97)	14.42
2017	12.99	0.07	2.38	2.45	(0.17)	–	(0.17)	15.27
2016	14.07	0.13	0.13	0.26	(0.05)	(1.29)	(1.34)	12.99
2015	16.31	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.07
2014	18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
R-5 shares
2018	15.36	0.11	0.03	0.14	(0.07)	(0.93)	(1.00)	14.50
2017	13.06	0.09	2.40	2.49	(0.19)	–	(0.19)	15.36
2016	14.15	0.15	0.11	0.26	(0.06)	(1.29)	(1.35)	13.06
2015	16.39	0.06	(0.17)	(0.11)	(0.05)	(2.08)	(2.13)	14.15
2014	18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

0.67	%(c)	$65,310	1.20%		1.35%	0.65%	61.1%
19.12	(c)	72,785	1.20		1.35	0.54	58.5
2.37	(c),(d)	65,870	1.23		1.35	1.07	131.3
(0.96) (c),(d)		70,488	1.31		1.40	0.27	106.6
14.64	(c)	77,754	1.36		1.46	0.17	85.3

0.99		824,306	0.90	(e)	–	0.95	61.1
19.47		917,891	0.91	(e)	–	0.84	58.5
2.69		944,079	0.94	(e)	–	1.43	131.3
(0.59)		1,518,632	0.94	(e)	–	0.64	106.6
15.07		1,377,675	0.94	(e)	–	0.59	85.3

0.14		3,190	1.76	(e)	–	0.08	61.1
18.48		4,191	1.75	(e)	–	0.00	58.5
1.78	(d)	4,475	1.79	(e)	–	0.52	131.3
(1.45) (d)		5,378	1.80	(e)	–	(0.21)	106.6
14.13		6,852	1.80	(e)	–	(0.27)	85.3

0.21		2,579	1.63	(e)	–	0.23	61.1
18.58		5,282	1.62	(e)	–	0.12	58.5
2.00		5,592	1.66	(e)	–	0.65	131.3
(1.37)		9,423	1.67	(e)	–	(0.08)	106.6
14.30		12,046	1.67	(e)	–	(0.13)	85.3

0.45		9,098	1.45	(e)	–	0.41	61.1
18.79		15,901	1.44	(e)	–	0.32	58.5
2.13		20,452	1.48	(e)	–	0.87	131.3
(1.15)		29,970	1.49	(e)	–	0.10	106.6
14.49		37,981	1.49	(e)	–	0.05	85.3

0.64		8,590	1.26	(e)	–	0.60	61.1
18.99		14,907	1.25	(e)	–	0.52	58.5
2.35	(d)	20,414	1.29	(e)	–	1.03	131.3
(0.92) (d)		27,448	1.30	(e)	–	0.30	106.6
14.66		36,994	1.30	(e)	–	0.24	85.3

0.73		27,630	1.14	(e)	–	0.70	61.1
19.18		35,516	1.13	(e)	–	0.66	58.5
2.49		50,945	1.17	(e)	–	1.15	131.3
(0.89)		66,454	1.18	(e)	–	0.41	106.6
14.86		83,762	1.18	(e)	–	0.35	85.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MIDCAP VALUE FUND III
Class J shares
2018		$20.88	$0.22	($1.74)	($1.52)	($0.22)	($2.05)	($2.27)	$17.09
2017		17.47	0.20	3.52	3.72	(0.23)	(0.08)	(0.31)	20.88
2016		18.07	0.25	(0.22)	0.03	(0.17)	(0.46)	(0.63)	17.47
2015		19.52	0.18	0.03	0.21	(0.17)	(1.49)	(1.66)	18.07
2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
Institutional shares
2018		22.18	0.28	(1.86)	(1.58)	(0.27)	(2.05)	(2.32)	18.28
2017		18.54	0.28	3.72	4.00	(0.28)	(0.08)	(0.36)	22.18
2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
2015		20.60	0.25	0.04	0.29	(0.24)	(1.49)	(1.73)	19.16
2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
R-1 shares
2018		20.94	0.10	(1.74)	(1.64)	(0.10)	(2.05)	(2.15)	17.15
2017		17.50	0.08	3.53	3.61	(0.09)	(0.08)	(0.17)	20.94
2016		18.14	0.15	(0.23)	(0.08)	(0.10)	(0.46)	(0.56)	17.50
2015		19.65	0.07	0.05	0.12	(0.14)	(1.49)	(1.63)	18.14
2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
R-2 shares
2018		21.10	0.14	(1.77)	(1.63)	(0.12)	(2.05)	(2.17)	17.30
2017		17.65	0.11	3.56	3.67	(0.14)	(0.08)	(0.22)	21.10
2016		18.27	0.17	(0.22)	(0.05)	(0.11)	(0.46)	(0.57)	17.65
2015		19.76	0.10	0.03	0.13	(0.13)	(1.49)	(1.62)	18.27
2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
R-3 shares
2018		20.95	0.17	(1.75)	(1.58)	(0.16)	(2.05)	(2.21)	17.16
2017		17.53	0.15	3.53	3.68	(0.18)	(0.08)	(0.26)	20.95
2016		18.16	0.20	(0.22)	(0.02)	(0.15)	(0.46)	(0.61)	17.53
2015		19.64	0.13	0.05	0.18	(0.17)	(1.49)	(1.66)	18.16
2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
R-4 shares
2018		20.76	0.21	(1.73)	(1.52)	(0.20)	(2.05)	(2.25)	16.99
2017		17.38	0.19	3.49	3.68	(0.22)	(0.08)	(0.30)	20.76
2016		18.01	0.23	(0.23)	–	(0.17)	(0.46)	(0.63)	17.38
2015		19.48	0.17	0.04	0.21	(0.19)	(1.49)	(1.68)	18.01
2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
R-5 shares
2018		20.98	0.23	(1.75)	(1.52)	(0.22)	(2.05)	(2.27)	17.19
2017		17.56	0.21	3.52	3.73	(0.23)	(0.08)	(0.31)	20.98
2016		18.18	0.26	(0.23)	0.03	(0.19)	(0.46)	(0.65)	17.56
2015		19.65	0.19	0.04	0.23	(0.21)	(1.49)	(1.70)	18.18
2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
R-6 shares
2018		22.29	0.30	(1.87)	(1.57)	(0.28)	(2.05)	(2.33)	18.39
2017		18.54	0.28	3.82	4.10	(0.27)	(0.08)	(0.35)	22.29
2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
2015	(e)	21.10	0.19	(0.40)	(0.21)	(0.24)	(1.49)	(1.73)	19.16

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

(8.44)%(c)		$88,250	0.92%		0.96%	1.13%		70.3%
21.46	(c)	107,070	0.91		0.95	1.04		80.8
0.29	(c)	95,056	0.91		0.95	1.47		73.7
1.13	(c)	104,787	0.98		1.02	0.96		70.9
12.97	(c)	112,480	1.02		1.07	0.93		70.2

(8.23)		97,145	0.72		0.73	1.34		70.3
21.75		148,346	0.65		0.67	1.37		80.8
0.50		1,025,943	0.65		0.66	1.72		73.7
1.46		866,866	0.65		0.66	1.28		70.9
13.44		822,011	0.64		0.65	1.29		70.2

(8.95)		332	1.51	(d)	–	0.52		70.3
20.72		722	1.51	(d)	–	0.40		80.8
(0.35)		994	1.51	(d)	–	0.88		73.7
0.60		1,496	1.51	(d)	–	0.39		70.9
12.45		1,046	1.51	(d)	–	0.41		70.2

(8.82)		1,179	1.38	(d)	–	0.69		70.3
20.87		2,255	1.38	(d)	–	0.56		80.8
(0.18)		1,977	1.38	(d)	–	1.00		73.7
0.68		2,204	1.38	(d)	–	0.55		70.9
12.58		1,663	1.38	(d)	–	0.53		70.2

(8.67)		7,864	1.20	(d)	–	0.85		70.3
21.10		12,863	1.20	(d)	–	0.77		80.8
(0.02)		17,205	1.20	(d)	–	1.17		73.7
0.93		15,024	1.20	(d)	–	0.69		70.9
12.75		9,010	1.20	(d)	–	0.69		70.2

(8.48)		8,151	1.01	(d)	–	1.07		70.3
21.33		22,430	1.01	(d)	–	0.96		80.8
0.12		20,460	1.01	(d)	–	1.37		73.7
1.13		18,262	1.01	(d)	–	0.89		70.9
12.99		14,160	1.01	(d)	–	0.83		70.2

(8.38)		18,113	0.89	(d)	–	1.17		70.3
21.44		24,874	0.89	(d)	–	1.08		80.8
0.27		28,552	0.89	(d)	–	1.49		73.7
1.23		27,790	0.89	(d)	–	1.03		70.9
13.19		17,886	0.89	(d)	–	1.03		70.2

(8.16)		823,982	0.63	(d)	–	1.43		70.3
22.30		1,005,847	0.64	(d)	–	1.28		80.8
0.49		3,504	0.69	(d)	–	1.69		73.7
(0.94	) (f)	3,846	0.69	(d),(g)	–	1.06	(g)	70.9	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset
	Value,	Net Investment	Total From	Dividends from			Total	Net Asset
	Beginning of	Income (Loss)	Investment	Net Investment			Dividends and	Value, End of			Net Assets, End of
	Period	(a)	Operations		Income	Distributions		Period	Total Return		Period (in thousands)
MONEY MARKET FUND
Class J shares
2018	$1.00	$0.01		$0.01	($0.01)		($0.01)	$1.00	1.29%(c)		$257,738
2017	1.00	–		–		–	–	1.00	0.48	(c)	243,195
2016	1.00	–		–		–	–	1.00	0.00	(c)	268,364
2015	1.00	–		–		–	–	1.00	0.00	(c)	254,240
2014	1.00	–		–		–	–	1.00	0.00	(c)	249,914

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets

0.59%	0.74%	1.28%
0.58	0.73	0.43
0.50	0.76	0.00
0.20	0.83	0.00
0.17	0.82	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
OVERSEAS FUND
Institutional shares
2018	$11.53	$0.25	($1.30)	($1.05)	($0.21)	($0.15)	($0.36)	$10.12
2017	9.40	0.20	2.12	2.32	(0.19)	–	(0.19)	11.53
2016	10.17	0.19	(0.59)	(0.40)	(0.18)	(0.19)	(0.37)	9.40
2015	11.51	0.20	(0.73)	(0.53)	(0.28)	(0.53)	(0.81)	10.17
2014	12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
R-1 shares
2018	11.38	0.15	(1.29)	(1.14)	(0.08)	(0.15)	(0.23)	10.01
2017	9.30	0.12	2.10	2.22	(0.14)	–	(0.14)	11.38
2016	10.07	0.10	(0.59)	(0.49)	(0.09)	(0.19)	(0.28)	9.30
2015	11.40	0.10	(0.72)	(0.62)	(0.18)	(0.53)	(0.71)	10.07
2014	12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
R-2 shares
2018	11.44	0.17	(1.30)	(1.13)	(0.13)	(0.15)	(0.28)	10.03
2017	9.32	0.13	2.10	2.23	(0.11)	–	(0.11)	11.44
2016	10.09	0.12	(0.59)	(0.47)	(0.11)	(0.19)	(0.30)	9.32
2015	11.42	0.11	(0.71)	(0.60)	(0.20)	(0.53)	(0.73)	10.09
2014	12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
R-3 shares
2018	11.41	0.19	(1.29)	(1.10)	(0.16)	(0.15)	(0.31)	10.00
2017	9.31	0.16	2.08	2.24	(0.14)	–	(0.14)	11.41
2016	10.08	0.14	(0.59)	(0.45)	(0.13)	(0.19)	(0.32)	9.31
2015	11.41	0.13	(0.71)	(0.58)	(0.22)	(0.53)	(0.75)	10.08
2014	12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
R-4 shares
2018	11.46	0.21	(1.30)	(1.09)	(0.16)	(0.15)	(0.31)	10.06
2017	9.35	0.17	2.10	2.27	(0.16)	–	(0.16)	11.46
2016	10.12	0.16	(0.59)	(0.43)	(0.15)	(0.19)	(0.34)	9.35
2015	11.45	0.16	(0.72)	(0.56)	(0.24)	(0.53)	(0.77)	10.12
2014	12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
R-5 shares
2018	11.47	0.22	(1.29)	(1.07)	(0.18)	(0.15)	(0.33)	10.07
2017	9.36	0.18	2.10	2.28	(0.17)	–	(0.17)	11.47
2016	10.12	0.17	(0.58)	(0.41)	(0.16)	(0.19)	(0.35)	9.36
2015	11.46	0.17	(0.73)	(0.56)	(0.25)	(0.53)	(0.78)	10.12
2014	12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets	Portfolio Turnover Rate

(9.44)%	$2,919,837	1.02	%(b)	2.21%	45.9%
25.17	3,634,802	1.04	(b)	1.94	50.5
(3.88)	3,080,741	1.07	(b)	2.05	31.8
(4.66)	2,654,066	1.06	(b)	1.85	35.8
1.49	2,559,657	1.06	(b)	2.14	34.9

(10.22)	16	1.89	(b)	1.38	45.9
24.16	19	1.91	(b)	1.15	50.5
(4.82)	21	1.94	(b)	1.05	31.8
(5.49)	12	1.93	(b)	0.95	35.8
0.63	12	1.93	(b)	1.24	34.9

(10.14)	13	1.76	(b)	1.49	45.9
24.25	14	1.78	(b)	1.22	50.5
(4.63)	14	1.81	(b)	1.29	31.8
(5.36)	12	1.80	(b)	1.07	35.8
0.82	12	1.80	(b)	1.37	34.9

(9.95)	521	1.58	(b)	1.67	45.9
24.35	650	1.60	(b)	1.50	50.5
(4.43)	321	1.63	(b)	1.49	31.8
(5.12)	281	1.62	(b)	1.25	35.8
0.94	249	1.62	(b)	1.58	34.9

(9.79)	477	1.39	(b)	1.88	45.9
24.64	569	1.41	(b)	1.63	50.5
(4.28)	546	1.44	(b)	1.71	31.8
(4.98)	461	1.43	(b)	1.46	35.8
1.15	484	1.43	(b)	1.81	34.9

(9.62)	631	1.27	(b)	2.01	45.9
24.75	657	1.29	(b)	1.73	50.5
(4.15) (c)	501	1.32	(b)	1.81	31.8
(4.85) (c)	512	1.31	(b)	1.57	35.8
1.26	554	1.31	(b)	1.87	34.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2018	$64.86	$1.00	$3.63	$4.63	($0.82)	($4.13)	($4.95)	$64.54
2017	58.24	0.78	11.72	12.50	(0.79)	(5.09)	(5.88)	64.86
2016	60.21	0.86	0.39	1.25	(0.87)	(2.35)	(3.22)	58.24
2015	59.67	0.86	2.64	3.50	(0.73)	(2.23)	(2.96)	60.21
2014	53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
R-1 shares
2018	63.50	0.49	3.49	3.98	(0.27)	(4.13)	(4.40)	63.08
2017	57.05	0.24	11.52	11.76	(0.22)	(5.09)	(5.31)	63.50
2016	59.14	0.37	0.38	0.75	(0.49)	(2.35)	(2.84)	57.05
2015	58.68	0.33	2.60	2.93	(0.24)	(2.23)	(2.47)	59.14
2014	52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
R-2 shares
2018	63.62	0.60	3.48	4.08	(0.39)	(4.13)	(4.52)	63.18
2017	57.24	0.34	11.51	11.85	(0.38)	(5.09)	(5.47)	63.62
2016	59.28	0.43	0.40	0.83	(0.52)	(2.35)	(2.87)	57.24
2015	58.79	0.41	2.59	3.00	(0.28)	(2.23)	(2.51)	59.28
2014	52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
R-3 shares
2018	63.61	0.67	3.51	4.18	(0.43)	(4.13)	(4.56)	63.23
2017	57.22	0.45	11.51	11.96	(0.48)	(5.09)	(5.57)	63.61
2016	59.22	0.53	0.40	0.93	(0.58)	(2.35)	(2.93)	57.22
2015	58.78	0.52	2.59	3.11	(0.44)	(2.23)	(2.67)	59.22
2014	52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
R-4 shares
2018	64.18	0.83	3.51	4.34	(0.60)	(4.13)	(4.73)	63.79
2017	57.69	0.56	11.60	12.16	(0.58)	(5.09)	(5.67)	64.18
2016	59.66	0.65	0.40	1.05	(0.67)	(2.35)	(3.02)	57.69
2015	59.17	0.63	2.62	3.25	(0.53)	(2.23)	(2.76)	59.66
2014	52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
R-5 shares
2018	64.40	0.90	3.53	4.43	(0.65)	(4.13)	(4.78)	64.05
2017	57.87	0.63	11.64	12.27	(0.65)	(5.09)	(5.74)	64.40
2016	59.86	0.72	0.39	1.11	(0.75)	(2.35)	(3.10)	57.87
2015	59.34	0.70	2.63	3.33	(0.58)	(2.23)	(2.81)	59.86
2014	53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets	Portfolio Turnover Rate

7.35%		$683,933	0.47	%(b)	1.53%	36.3%
22.97		1,385,593	0.47	(b)	1.30	20.1
2.27		1,399,596	0.47		1.49	34.5
6.12		1,501,149	0.46		1.45	14.0
15.62		1,507,343	0.46		1.27	8.3

6.40		2,381	1.35		0.76	36.3
21.93		2,547	1.33		0.41	20.1
1.38	(c)	2,904	1.33		0.65	34.5
5.21	(c)	4,282	1.33		0.56	14.0
14.60		1,635	1.34		0.39	8.3

6.55		3,249	1.22		0.94	36.3
22.06		3,807	1.20		0.57	20.1
1.54		3,393	1.20		0.76	34.5
5.33		3,797	1.20		0.70	14.0
14.77		2,155	1.21		0.52	8.3

6.74		17,054	1.04		1.04	36.3
22.30		24,316	1.02		0.76	20.1
1.70	(c)	29,886	1.02		0.94	34.5
5.53	(c)	35,202	1.02		0.88	14.0
14.97		24,394	1.03		0.70	8.3

6.94		17,986	0.85		1.29	36.3
22.53	(c)	22,400	0.83		0.93	20.1
1.90	(c)	20,833	0.83		1.13	34.5
5.73		23,003	0.83		1.07	14.0
15.17		15,267	0.84		0.90	8.3

7.07		35,915	0.73		1.39	36.3
22.67		42,983	0.71		1.06	20.1
2.03		49,392	0.71		1.25	34.5
5.86		54,410	0.71		1.19	14.0
15.32		36,551	0.72		1.00	8.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2018	$13.95	$0.36	($0.45)	($0.09)	($0.36)	($0.30)	($0.66)	$13.20
2017	13.20	0.26	1.01	1.27	(0.24)	(0.28)	(0.52)	13.95
2016	13.44	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.20
2015	13.65	0.27	(0.22)	0.05	(0.26)	–	(0.26)	13.44
2014	13.07	0.23	0.58	0.81	(0.23)	–	(0.23)	13.65
Institutional shares
2018	14.01	0.40	(0.47)	(0.07)	(0.38)	(0.30)	(0.68)	13.26
2017	13.26	0.29	1.01	1.30	(0.27)	(0.28)	(0.55)	14.01
2016	13.50	0.25	0.16	0.41	(0.25)	(0.40)	(0.65)	13.26
2015	13.71	0.32	(0.23)	0.09	(0.30)	–	(0.30)	13.50
2014	13.13	0.27	0.58	0.85	(0.27)	–	(0.27)	13.71
R-1 shares
2018	13.92	0.26	(0.45)	(0.19)	(0.25)	(0.30)	(0.55)	13.18
2017	13.15	0.17	1.01	1.18	(0.13)	(0.28)	(0.41)	13.92
2016	13.38	0.15	0.14	0.29	(0.12)	(0.40)	(0.52)	13.15
2015	13.58	0.20	(0.23)	(0.03)	(0.17)	–	(0.17)	13.38
2014	13.00	0.17	0.55	0.72	(0.14)	–	(0.14)	13.58
R-2 shares
2018	13.92	0.27	(0.44)	(0.17)	(0.26)	(0.30)	(0.56)	13.19
2017	13.15	0.19	1.01	1.20	(0.15)	(0.28)	(0.43)	13.92
2016	13.39	0.15	0.15	0.30	(0.14)	(0.40)	(0.54)	13.15
2015	13.58	0.22	(0.24)	(0.02)	(0.17)	–	(0.17)	13.39
2014	13.00	0.18	0.56	0.74	(0.16)	–	(0.16)	13.58
R-3 shares
2018	13.87	0.32	(0.47)	(0.15)	(0.30)	(0.30)	(0.60)	13.12
2017	13.12	0.21	1.01	1.22	(0.19)	(0.28)	(0.47)	13.87
2016	13.36	0.18	0.14	0.32	(0.16)	(0.40)	(0.56)	13.12
2015	13.56	0.24	(0.22)	0.02	(0.22)	–	(0.22)	13.36
2014	12.99	0.19	0.57	0.76	(0.19)	–	(0.19)	13.56
R-4 shares
2018	13.91	0.34	(0.46)	(0.12)	(0.32)	(0.30)	(0.62)	13.17
2017	13.16	0.24	1.00	1.24	(0.21)	(0.28)	(0.49)	13.91
2016	13.40	0.21	0.14	0.35	(0.19)	(0.40)	(0.59)	13.16
2015	13.60	0.28	(0.25)	0.03	(0.23)	–	(0.23)	13.40
2014	13.03	0.23	0.56	0.79	(0.22)	–	(0.22)	13.60
R-5 shares
2018	13.94	0.35	(0.46)	(0.11)	(0.34)	(0.30)	(0.64)	13.19
2017	13.19	0.26	1.00	1.26	(0.23)	(0.28)	(0.51)	13.94
2016	13.43	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.19
2015	13.64	0.28	(0.23)	0.05	(0.26)	–	(0.26)	13.43
2014	13.06	0.24	0.57	0.81	(0.23)	–	(0.23)	13.64

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.72)%(d)	$215,753	0.18%	0.21%	2.62%	21.7%
9.99 (d)	248,655	0.17	0.20	1.91	13.0
2.98 (d)	245,736	0.22	0.25	1.71	15.1
0.36 (d)	249,105	0.31	0.34	1.99	32.7
6.25 (d)	255,331	0.33	0.37	1.71	24.1

(0.55)	464,671	0.01	–	2.91	21.7
10.15	628,211	0.00	–	2.16	13.0
3.25	768,118	0.03	–	1.94	15.1
0.65	871,781	0.04	–	2.31	32.7
6.54	1,096,931	0.04	–	2.04	24.1

(1.41)	4,818	0.89	–	1.93	21.7
9.22	6,335	0.88	–	1.27	13.0
2.33	7,515	0.91	–	1.19	15.1
(0.23)	12,141	0.92	–	1.48	32.7
5.61	14,995	0.91	–	1.27	24.1

(1.26)	5,658	0.76	–	1.96	21.7
9.39	6,997	0.75	–	1.40	13.0
2.37	8,387	0.78	–	1.19	15.1
(0.11)	12,072	0.79	–	1.63	32.7
5.74	15,736	0.78	–	1.39	24.1

(1.16)	29,905	0.58	–	2.34	21.7
9.56	42,175	0.57	–	1.57	13.0
2.60	50,539	0.60	–	1.37	15.1
0.12	64,152	0.61	–	1.76	32.7
5.93	74,667	0.60	–	1.47	24.1

(0.90)	16,391	0.39	–	2.51	21.7
9.77	22,920	0.38	–	1.78	13.0
2.80	29,697	0.41	–	1.61	15.1
0.26	38,245	0.42	–	2.10	32.7
6.10	59,247	0.41	–	1.71	24.1

(0.83)	44,323	0.27	–	2.58	21.7
9.87	52,651	0.26	–	1.98	13.0
2.95	73,347	0.29	–	1.70	15.1
0.39	90,554	0.30	–	2.06	32.7
6.29	108,094	0.29	–	1.77	24.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2018	$11.02	$0.31	($0.36)	($0.05)	($0.29)	($0.50)	($0.79)	$10.18
2017	10.17	0.21	1.00	1.21	(0.20)	(0.16)	(0.36)	11.02
2016	10.76	0.19	0.08	0.27	(0.18)	(0.68)	(0.86)	10.17
2015	11.31	0.26	(0.18)	0.08	(0.27)	(0.36)	(0.63)	10.76
2014	11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
R-1 shares
2018	10.72	0.22	(0.35)	(0.13)	(0.19)	(0.50)	(0.69)	9.90
2017	9.90	0.12	0.97	1.09	(0.11)	(0.16)	(0.27)	10.72
2016	10.47	0.10	0.08	0.18	(0.07)	(0.68)	(0.75)	9.90
2015	11.02	0.19	(0.22)	(0.03)	(0.16)	(0.36)	(0.52)	10.47
2014	10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
R-2 shares
2018	10.79	0.21	(0.33)	(0.12)	(0.20)	(0.50)	(0.70)	9.97
2017	9.94	0.14	0.97	1.11	(0.10)	(0.16)	(0.26)	10.79
2016	10.52	0.12	0.07	0.19	(0.09)	(0.68)	(0.77)	9.94
2015	11.07	0.19	(0.20)	(0.01)	(0.18)	(0.36)	(0.54)	10.52
2014	10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
R-3 shares
2018	10.76	0.25	(0.35)	(0.10)	(0.23)	(0.50)	(0.73)	9.93
2017	9.94	0.15	0.97	1.12	(0.14)	(0.16)	(0.30)	10.76
2016	10.53	0.13	0.08	0.21	(0.12)	(0.68)	(0.80)	9.94
2015	11.09	0.21	(0.20)	0.01	(0.21)	(0.36)	(0.57)	10.53
2014	10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
R-4 shares
2018	10.84	0.25	(0.33)	(0.08)	(0.24)	(0.50)	(0.74)	10.02
2017	10.02	0.17	0.97	1.14	(0.16)	(0.16)	(0.32)	10.84
2016	10.60	0.15	0.09	0.24	(0.14)	(0.68)	(0.82)	10.02
2015	11.15	0.23	(0.20)	0.03	(0.22)	(0.36)	(0.58)	10.60
2014	10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
R-5 shares
2018	10.87	0.26	(0.33)	(0.07)	(0.26)	(0.50)	(0.76)	10.04
2017	10.04	0.18	0.98	1.16	(0.17)	(0.16)	(0.33)	10.87
2016	10.62	0.16	0.09	0.25	(0.15)	(0.68)	(0.83)	10.04
2015	11.18	0.25	(0.21)	0.04	(0.24)	(0.36)	(0.60)	10.62
2014	11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average	Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

(0.56)%	$362,525	0.02%	2.94%	23.6%
12.29	477,915	0.01	2.03	19.8
2.91	556,606	0.02	1.87	13.9
0.72	594,985	0.04	2.41	39.3
7.12	844,414	0.04	1.96	24.6

(1.35)	4,325	0.89	2.17	23.6
11.31	7,182	0.89	1.20	19.8
2.07	8,405	0.90	1.03	13.9
(0.23)	10,613	0.92	1.74	39.3
6.20	13,884	0.91	1.28	24.6

(1.23)	3,812	0.76	2.06	23.6
11.47	5,612	0.76	1.33	19.8
2.19	8,043	0.77	1.19	13.9
(0.08)	11,945	0.79	1.78	39.3
6.35	14,408	0.78	1.13	24.6

(1.06)	48,512	0.58	2.41	23.6
11.59	65,145	0.58	1.47	19.8
2.38	73,860	0.59	1.36	13.9
0.07	88,009	0.61	1.93	39.3
6.60	91,962	0.60	1.38	24.6

(0.85)	23,837	0.39	2.43	23.6
11.73	32,472	0.39	1.70	19.8
2.62	44,908	0.40	1.52	13.9
0.32	53,197	0.42	2.17	39.3
6.76	66,135	0.41	1.61	24.6

(0.76)	48,571	0.27	2.54	23.6
11.96	55,793	0.27	1.75	19.8
2.75	68,496	0.28	1.65	13.9
0.38	73,077	0.30	2.34	39.3
6.85	90,729	0.29	1.74	24.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2018	$14.66	$0.37	($0.46)	($0.09)	($0.37)	($0.42)	($0.79)	$13.78
2017	13.32	0.24	1.56	1.80	(0.23)	(0.23)	(0.46)	14.66
2016	14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015	14.86	0.35	(0.27)	0.08	(0.32)	(0.52)	(0.84)	14.10
2014	14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
Institutional shares
2018	14.74	0.42	(0.49)	(0.07)	(0.39)	(0.42)	(0.81)	13.86
2017	13.40	0.27	1.56	1.83	(0.26)	(0.23)	(0.49)	14.74
2016	14.19	0.24	0.10	0.34	(0.23)	(0.90)	(1.13)	13.40
2015	14.94	0.39	(0.26)	0.13	(0.36)	(0.52)	(0.88)	14.19
2014	14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
R-1 shares
2018	14.59	0.28	(0.48)	(0.20)	(0.26)	(0.42)	(0.68)	13.71
2017	13.26	0.16	1.54	1.70	(0.14)	(0.23)	(0.37)	14.59
2016	14.04	0.13	0.09	0.22	(0.10)	(0.90)	(1.00)	13.26
2015	14.79	0.28	(0.27)	0.01	(0.24)	(0.52)	(0.76)	14.04
2014	14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
R-2 shares
2018	14.57	0.31	(0.48)	(0.17)	(0.28)	(0.42)	(0.70)	13.70
2017	13.24	0.17	1.54	1.71	(0.15)	(0.23)	(0.38)	14.57
2016	14.02	0.15	0.08	0.23	(0.11)	(0.90)	(1.01)	13.24
2015	14.76	0.30	(0.27)	0.03	(0.25)	(0.52)	(0.77)	14.02
2014	14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
R-3 shares
2018	14.57	0.34	(0.49)	(0.15)	(0.31)	(0.42)	(0.73)	13.69
2017	13.24	0.19	1.55	1.74	(0.18)	(0.23)	(0.41)	14.57
2016	14.02	0.17	0.10	0.27	(0.15)	(0.90)	(1.05)	13.24
2015	14.78	0.32	(0.28)	0.04	(0.28)	(0.52)	(0.80)	14.02
2014	14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
R-4 shares
2018	14.60	0.34	(0.46)	(0.12)	(0.33)	(0.42)	(0.75)	13.73
2017	13.28	0.23	1.53	1.76	(0.21)	(0.23)	(0.44)	14.60
2016	14.06	0.19	0.10	0.29	(0.17)	(0.90)	(1.07)	13.28
2015	14.81	0.37	(0.30)	0.07	(0.30)	(0.52)	(0.82)	14.06
2014	14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
R-5 shares
2018	14.66	0.37	(0.49)	(0.12)	(0.35)	(0.42)	(0.77)	13.77
2017	13.32	0.25	1.54	1.79	(0.22)	(0.23)	(0.45)	14.66
2016	14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015	14.86	0.36	(0.27)	0.09	(0.33)	(0.52)	(0.85)	14.10
2014	14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.72)%(d)	$878,626	0.17%	0.20%	2.59%	20.4%
13.99 (d)	966,158	0.17	0.20	1.75	14.2
2.53 (d)	900,189	0.20	0.23	1.64	12.0
0.59 (d)	900,725	0.31	0.34	2.42	33.5
7.57 (d)	879,358	0.33	0.37	1.65	18.6

(0.56)	2,869,014	0.01	–	2.91	20.4
14.10	3,661,569	0.01	–	1.97	14.2
2.71	3,948,810	0.02	–	1.83	12.0
0.95	4,195,249	0.04	–	2.70	33.5
7.84	4,743,088	0.04	–	1.96	18.6

(1.50)	26,253	0.88	–	1.96	20.4
13.16	34,952	0.88	–	1.15	14.2
1.82	40,455	0.90	–	0.99	12.0
0.05	46,993	0.91	–	1.93	33.5
6.91	53,222	0.91	–	1.21	18.6

(1.31)	26,429	0.75	–	2.15	20.4
13.27	44,802	0.75	–	1.23	14.2
1.92	48,551	0.77	–	1.13	12.0
0.21	57,059	0.78	–	2.11	33.5
7.06	76,267	0.78	–	1.27	18.6

(1.16)	151,279	0.57	–	2.38	20.4
13.51	214,250	0.57	–	1.41	14.2
2.19	235,954	0.59	–	1.31	12.0
0.30	277,010	0.60	–	2.21	33.5
7.27	316,368	0.60	–	1.40	18.6

(0.93)	113,348	0.38	–	2.41	20.4
13.66	149,079	0.38	–	1.65	14.2
2.37	182,490	0.40	–	1.48	12.0
0.53	197,589	0.41	–	2.57	33.5
7.46	249,613	0.41	–	1.69	18.6

(0.91)	237,085	0.26	–	2.61	20.4
13.86	275,166	0.26	–	1.83	14.2
2.50	375,444	0.28	–	1.62	12.0
0.63	433,423	0.29	–	2.48	33.5
7.55	472,434	0.29	–	1.68	18.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2018	$11.77	$0.32	($0.36)	($0.04)	($0.31)	($0.24)	($0.55)	$11.18
2017	10.51	0.20	1.44	1.64	(0.19)	(0.19)	(0.38)	11.77
2016	11.17	0.17	0.07	0.24	(0.17)	(0.73)	(0.90)	10.51
2015	11.76	0.29	(0.18)	0.11	(0.31)	(0.39)	(0.70)	11.17
2014	11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
R-1 shares
2018	11.47	0.24	(0.37)	(0.13)	(0.21)	(0.24)	(0.45)	10.89
2017	10.26	0.11	1.39	1.50	(0.10)	(0.19)	(0.29)	11.47
2016	10.92	0.09	0.05	0.14	(0.07)	(0.73)	(0.80)	10.26
2015	11.51	0.22	(0.20)	0.02	(0.22)	(0.39)	(0.61)	10.92
2014	11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
R-2 shares
2018	11.51	0.22	(0.34)	(0.12)	(0.22)	(0.24)	(0.46)	10.93
2017	10.28	0.12	1.41	1.53	(0.11)	(0.19)	(0.30)	11.51
2016	10.95	0.11	0.04	0.15	(0.09)	(0.73)	(0.82)	10.28
2015	11.53	0.23	(0.20)	0.03	(0.22)	(0.39)	(0.61)	10.95
2014	11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
R-3 shares
2018	11.52	0.26	(0.36)	(0.10)	(0.24)	(0.24)	(0.48)	10.94
2017	10.30	0.14	1.40	1.54	(0.13)	(0.19)	(0.32)	11.52
2016	10.97	0.12	0.05	0.17	(0.11)	(0.73)	(0.84)	10.30
2015	11.56	0.24	(0.19)	0.05	(0.25)	(0.39)	(0.64)	10.97
2014	11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
R-4 shares
2018	11.63	0.27	(0.35)	(0.08)	(0.26)	(0.24)	(0.50)	11.05
2017	10.39	0.16	1.42	1.58	(0.15)	(0.19)	(0.34)	11.63
2016	11.06	0.13	0.06	0.19	(0.13)	(0.73)	(0.86)	10.39
2015	11.65	0.27	(0.20)	0.07	(0.27)	(0.39)	(0.66)	11.06
2014	11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
R-5 shares
2018	11.68	0.29	(0.35)	(0.06)	(0.28)	(0.24)	(0.52)	11.10
2017	10.44	0.18	1.42	1.60	(0.17)	(0.19)	(0.36)	11.68
2016	11.10	0.15	0.06	0.21	(0.14)	(0.73)	(0.87)	10.44
2015	11.69	0.29	(0.21)	0.08	(0.28)	(0.39)	(0.67)	11.10
2014	11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average	Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

(0.49)%	$1,203,265	0.01%	2.75%	26.0%
16.08	1,316,450	0.01	1.84	22.0
2.50	1,247,487	0.02	1.69	13.7
1.01	1,139,392	0.04	2.60	49.9
8.30	1,366,540	0.04	1.90	15.8

(1.24)	11,721	0.88	2.08	26.0
14.99	15,858	0.88	1.02	22.0
1.55	14,810	0.89	0.89	13.7
0.19	16,680	0.91	2.00	49.9
7.31	18,238	0.91	1.25	15.8

(1.21)	13,705	0.75	1.96	26.0
15.20	15,766	0.75	1.11	22.0
1.68	18,268	0.76	1.06	13.7
0.32	21,044	0.78	2.07	49.9
7.52	21,201	0.78	1.14	15.8

(0.96)	142,783	0.57	2.29	26.0
15.37	175,880	0.57	1.33	22.0
1.88	172,896	0.58	1.18	13.7
0.49	173,313	0.60	2.18	49.9
7.72	162,213	0.60	1.30	15.8

(0.83)	77,410	0.38	2.31	26.0
15.67	91,191	0.38	1.49	22.0
2.01	96,203	0.39	1.28	13.7
0.65	80,896	0.41	2.42	49.9
7.94	89,551	0.41	1.56	15.8

(0.66)	135,376	0.26	2.50	26.0
15.72	141,431	0.26	1.62	22.0
2.23	143,138	0.27	1.44	13.7
0.76	125,570	0.29	2.60	49.9
8.11	143,610	0.29	1.73	15.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2018	$15.18	$0.37	($0.47)	($0.10)	($0.37)	($0.47)	($0.84)	$14.24
2017	13.38	0.21	2.09	2.30	(0.21)	(0.29)	(0.50)	15.18
2016	14.37	0.19	0.01	0.20	(0.18)	(1.01)	(1.19)	13.38
2015	15.17	0.36	(0.23)	0.13	(0.35)	(0.58)	(0.93)	14.37
2014	14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
Institutional shares
2018	15.23	0.43	(0.50)	(0.07)	(0.40)	(0.47)	(0.87)	14.29
2017	13.43	0.25	2.08	2.33	(0.24)	(0.29)	(0.53)	15.23
2016	14.43	0.22	–	0.22	(0.21)	(1.01)	(1.22)	13.43
2015	15.22	0.40	(0.22)	0.18	(0.39)	(0.58)	(0.97)	14.43
2014	14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
R-1 shares
2018	15.05	0.28	(0.48)	(0.20)	(0.26)	(0.47)	(0.73)	14.12
2017	13.28	0.13	2.05	2.18	(0.12)	(0.29)	(0.41)	15.05
2016	14.26	0.11	–	0.11	(0.08)	(1.01)	(1.09)	13.28
2015	15.07	0.28	(0.25)	0.03	(0.26)	(0.58)	(0.84)	14.26
2014	14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
R-2 shares
2018	15.10	0.30	(0.48)	(0.18)	(0.27)	(0.47)	(0.74)	14.18
2017	13.31	0.14	2.07	2.21	(0.13)	(0.29)	(0.42)	15.10
2016	14.29	0.13	–	0.13	(0.10)	(1.01)	(1.11)	13.31
2015	15.08	0.32	(0.26)	0.06	(0.27)	(0.58)	(0.85)	14.29
2014	14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
R-3 shares
2018	15.12	0.34	(0.49)	(0.15)	(0.31)	(0.47)	(0.78)	14.19
2017	13.34	0.17	2.06	2.23	(0.16)	(0.29)	(0.45)	15.12
2016	14.33	0.15	–	0.15	(0.13)	(1.01)	(1.14)	13.34
2015	15.13	0.34	(0.25)	0.09	(0.31)	(0.58)	(0.89)	14.33
2014	14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
R-4 shares
2018	15.62	0.36	(0.49)	(0.13)	(0.33)	(0.47)	(0.80)	14.69
2017	13.76	0.21	2.13	2.34	(0.19)	(0.29)	(0.48)	15.62
2016	14.75	0.18	–	0.18	(0.16)	(1.01)	(1.17)	13.76
2015	15.54	0.41	(0.29)	0.12	(0.33)	(0.58)	(0.91)	14.75
2014	14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
R-5 shares
2018	15.19	0.37	(0.47)	(0.10)	(0.36)	(0.47)	(0.83)	14.26
2017	13.40	0.23	2.05	2.28	(0.20)	(0.29)	(0.49)	15.19
2016	14.39	0.20	(0.01)	0.19	(0.17)	(1.01)	(1.18)	13.40
2015	15.19	0.37	(0.24)	0.13	(0.35)	(0.58)	(0.93)	14.39
2014	14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.80)%(d)	$1,146,825	0.17%	0.20%	2.48%	23.8%
17.74 (d)	1,217,752	0.18	0.21	1.53	20.9
1.68 (d)	1,066,715	0.22	0.25	1.47	15.2
0.96 (d)	1,046,222	0.32	0.35	2.44	36.0
8.45 (d)	1,001,423	0.34	0.38	1.59	15.3

(0.65)	3,625,771	0.01	–	2.86	23.8
17.89	4,468,390	0.01	–	1.76	20.9
1.88	4,517,455	0.02	–	1.66	15.2
1.32	4,549,028	0.04	–	2.73	36.0
8.74	4,734,382	0.04	–	1.91	15.3

(1.49)	24,982	0.88	–	1.90	23.8
16.83	33,711	0.88	–	0.91	20.9
1.03	34,738	0.90	–	0.87	15.2
0.32	41,478	0.91	–	1.94	36.0
7.82	46,220	0.91	–	1.17	15.3

(1.34)	28,262	0.75	–	2.00	23.8
17.04	46,339	0.75	–	1.02	20.9
1.14	47,988	0.77	–	0.97	15.2
0.52	59,122	0.78	–	2.17	36.0
7.94	72,768	0.78	–	1.28	15.3

(1.17)	163,571	0.57	–	2.27	23.8
17.18	218,611	0.57	–	1.21	20.9
1.35	233,975	0.59	–	1.13	15.2
0.67	250,480	0.60	–	2.30	36.0
8.14	276,196	0.60	–	1.38	15.3

(0.97)	129,933	0.38	–	2.34	23.8
17.47	171,835	0.38	–	1.43	20.9
1.50	184,624	0.40	–	1.34	15.2
0.88	200,722	0.41	–	2.72	36.0
8.32	243,720	0.41	–	1.67	15.3

(0.85)	268,734	0.26	–	2.49	23.8
17.53	297,179	0.26	–	1.64	20.9
1.66	374,343	0.28	–	1.48	15.2
1.00	422,505	0.29	–	2.50	36.0
8.50	441,746	0.29	–	1.65	15.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2018	$12.62	$0.31	($0.29)	$0.02	($0.28)	($0.39)	($0.67)	$11.97
2017	11.03	0.20	1.85	2.05	(0.17)	(0.29)	(0.46)	12.62
2016	11.52	0.16	(0.05)	0.11	(0.16)	(0.44)	(0.60)	11.03
2015	12.14	0.28	(0.12)	0.16	(0.31)	(0.47)	(0.78)	11.52
2014	11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
R-1 shares
2018	12.35	0.20	(0.28)	(0.08)	(0.18)	(0.39)	(0.57)	11.70
2017	10.80	0.10	1.82	1.92	(0.08)	(0.29)	(0.37)	12.35
2016	11.29	0.07	(0.06)	0.01	(0.06)	(0.44)	(0.50)	10.80
2015	11.92	0.23	(0.18)	0.05	(0.21)	(0.47)	(0.68)	11.29
2014	11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
R-2 shares
2018	12.34	0.20	(0.26)	(0.06)	(0.19)	(0.39)	(0.58)	11.70
2017	10.79	0.10	1.83	1.93	(0.09)	(0.29)	(0.38)	12.34
2016	11.28	0.09	(0.06)	0.03	(0.08)	(0.44)	(0.52)	10.79
2015	11.91	0.22	(0.15)	0.07	(0.23)	(0.47)	(0.70)	11.28
2014	11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
R-3 shares
2018	12.40	0.24	(0.27)	(0.03)	(0.22)	(0.39)	(0.61)	11.76
2017	10.85	0.13	1.82	1.95	(0.11)	(0.29)	(0.40)	12.40
2016	11.34	0.11	(0.06)	0.05	(0.10)	(0.44)	(0.54)	10.85
2015	11.97	0.24	(0.15)	0.09	(0.25)	(0.47)	(0.72)	11.34
2014	11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
R-4 shares
2018	12.49	0.25	(0.27)	(0.02)	(0.23)	(0.39)	(0.62)	11.85
2017	10.92	0.15	1.84	1.99	(0.13)	(0.29)	(0.42)	12.49
2016	11.41	0.12	(0.05)	0.07	(0.12)	(0.44)	(0.56)	10.92
2015	12.04	0.28	(0.16)	0.12	(0.28)	(0.47)	(0.75)	11.41
2014	11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
R-5 shares
2018	12.54	0.26	(0.26)	–	(0.25)	(0.39)	(0.64)	11.90
2017	10.97	0.16	1.84	2.00	(0.14)	(0.29)	(0.43)	12.54
2016	11.45	0.13	(0.04)	0.09	(0.13)	(0.44)	(0.57)	10.97
2015	12.08	0.29	(0.16)	0.13	(0.29)	(0.47)	(0.76)	11.45
2014	11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average	Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

0.04%	$942,246	0.01%	2.44%	20.2%
19.29	1,014,681	0.01	1.68	30.6
1.11	973,792	0.02	1.48	15.2
1.52	888,781	0.04	2.43	38.8
9.10	961,514	0.04	1.78	13.4

(0.80)	10,567	0.88	1.62	20.2
18.35	12,731	0.88	0.89	30.6
0.21	12,700	0.89	0.65	15.2
0.57	12,831	0.92	1.99	38.8
8.22	14,516	0.91	1.15	13.4

(0.62)	12,201	0.75	1.61	20.2
18.44	14,244	0.75	0.90	30.6
0.37	13,427	0.76	0.84	15.2
0.70	15,383	0.79	1.92	38.8
8.35	15,138	0.78	0.99	13.4

(0.42)	93,396	0.57	1.98	20.2
18.58	115,904	0.57	1.16	30.6
0.56	111,881	0.58	1.00	15.2
0.91	117,689	0.61	2.06	38.8
8.51	108,395	0.60	1.23	13.4

(0.30)	57,637	0.38	2.04	20.2
18.88	72,336	0.38	1.28	30.6
0.71	70,656	0.39	1.08	15.2
1.10	65,678	0.42	2.42	38.8
8.74	70,482	0.41	1.48	13.4

(0.12)	111,791	0.26	2.12	20.2
18.91	108,479	0.26	1.40	30.6
0.92	107,447	0.27	1.24	15.2
1.21	98,245	0.30	2.47	38.8
8.92	107,166	0.29	1.61	13.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2018	$16.06	$0.34	($0.33)	$0.01	($0.33)	($0.59)	($0.92)	$15.15
2017	13.99	0.21	2.51	2.72	(0.19)	(0.46)	(0.65)	16.06
2016	14.78	0.18	(0.09)	0.09	(0.16)	(0.72)	(0.88)	13.99
2015	15.61	0.35	(0.19)	0.16	(0.36)	(0.63)	(0.99)	14.78
2014	14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
Institutional shares
2018	16.20	0.41	(0.37)	0.04	(0.36)	(0.59)	(0.95)	15.29
2017	14.10	0.24	2.53	2.77	(0.21)	(0.46)	(0.67)	16.20
2016	14.91	0.21	(0.09)	0.12	(0.21)	(0.72)	(0.93)	14.10
2015	15.74	0.41	(0.20)	0.21	(0.41)	(0.63)	(1.04)	14.91
2014	15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
R-1 shares
2018	15.98	0.24	(0.33)	(0.09)	(0.22)	(0.59)	(0.81)	15.08
2017	13.92	0.12	2.49	2.61	(0.09)	(0.46)	(0.55)	15.98
2016	14.71	0.09	(0.09)	–	(0.07)	(0.72)	(0.79)	13.92
2015	15.54	0.30	(0.22)	0.08	(0.28)	(0.63)	(0.91)	14.71
2014	14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
R-2 shares
2018	15.99	0.27	(0.34)	(0.07)	(0.24)	(0.59)	(0.83)	15.09
2017	13.93	0.13	2.50	2.63	(0.11)	(0.46)	(0.57)	15.99
2016	14.72	0.11	(0.10)	0.01	(0.08)	(0.72)	(0.80)	13.93
2015	15.54	0.34	(0.24)	0.10	(0.29)	(0.63)	(0.92)	14.72
2014	14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
R-3 shares
2018	15.96	0.31	(0.35)	(0.04)	(0.27)	(0.59)	(0.86)	15.06
2017	13.90	0.16	2.50	2.66	(0.14)	(0.46)	(0.60)	15.96
2016	14.71	0.13	(0.10)	0.03	(0.12)	(0.72)	(0.84)	13.90
2015	15.54	0.33	(0.20)	0.13	(0.33)	(0.63)	(0.96)	14.71
2014	14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
R-4 shares
2018	15.99	0.32	(0.33)	(0.01)	(0.29)	(0.59)	(0.88)	15.10
2017	13.94	0.19	2.48	2.67	(0.16)	(0.46)	(0.62)	15.99
2016	14.74	0.16	(0.09)	0.07	(0.15)	(0.72)	(0.87)	13.94
2015	15.57	0.40	(0.25)	0.15	(0.35)	(0.63)	(0.98)	14.74
2014	14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
R-5 shares
2018	16.10	0.34	(0.33)	0.01	(0.32)	(0.59)	(0.91)	15.20
2017	14.02	0.23	2.48	2.71	(0.17)	(0.46)	(0.63)	16.10
2016	14.83	0.18	(0.10)	0.08	(0.17)	(0.72)	(0.89)	14.02
2015	15.66	0.36	(0.18)	0.18	(0.38)	(0.63)	(1.01)	14.83
2014	14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.03)%(d)	$700,995	0.19%	0.22%	2.14%	16.0%
20.15 (d)	732,742	0.19	0.22	1.39	26.6
0.78 (d)	625,617	0.24	0.27	1.28	17.9
1.15 (d)	609,315	0.35	0.38	2.34	25.2
9.04 (d)	569,314	0.38	0.42	1.45	11.5

0.13	2,529,716	0.01	–	2.53	16.0
20.45	3,129,453	0.01	–	1.64	26.6
0.94	3,052,072	0.02	–	1.50	17.9
1.47	3,056,094	0.04	–	2.68	25.2
9.38	3,109,551	0.04	–	1.81	11.5

(0.71)	19,314	0.88	–	1.50	16.0
19.37	22,891	0.88	–	0.82	26.6
0.08	24,595	0.90	–	0.69	17.9
0.60	28,622	0.91	–	2.00	25.2
8.43	33,659	0.91	–	1.07	11.5

(0.54)	22,726	0.75	–	1.67	16.0
19.50	36,466	0.75	–	0.87	26.6
0.19	32,821	0.77	–	0.79	17.9
0.73	37,545	0.78	–	2.29	25.2
8.58	51,404	0.78	–	1.20	11.5

(0.37)	106,971	0.57	–	1.95	16.0
19.78	144,641	0.57	–	1.10	26.6
0.36	146,325	0.59	–	0.98	17.9
0.92	158,468	0.60	–	2.24	25.2
8.78	169,617	0.60	–	1.26	11.5

(0.15)	90,529	0.38	–	2.01	16.0
19.89	119,680	0.38	–	1.32	26.6
0.62	127,949	0.40	–	1.17	17.9
1.07	134,693	0.41	–	2.64	25.2
8.97	153,985	0.41	–	1.56	11.5

(0.07)	183,317	0.26	–	2.16	16.0
20.08	202,032	0.26	–	1.54	26.6
0.66	261,210	0.28	–	1.32	17.9
1.23	295,602	0.29	–	2.39	25.2
9.11	292,483	0.29	–	1.52	11.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2018	$13.06	$0.30	($0.27)	$0.03	($0.28)	($0.30)	($0.58)	$12.51
2017	11.25	0.19	2.12	2.31	(0.17)	(0.33)	(0.50)	13.06
2016	11.76	0.16	(0.07)	0.09	(0.16)	(0.44)	(0.60)	11.25
2015	12.39	0.29	(0.12)	0.17	(0.33)	(0.47)	(0.80)	11.76
2014	11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
R-1 shares
2018	12.65	0.18	(0.26)	(0.08)	(0.18)	(0.30)	(0.48)	12.09
2017	10.91	0.08	2.07	2.15	(0.08)	(0.33)	(0.41)	12.65
2016	11.42	0.07	(0.09)	(0.02)	(0.05)	(0.44)	(0.49)	10.91
2015	12.06	0.26	(0.19)	0.07	(0.24)	(0.47)	(0.71)	11.42
2014	11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
R-2 shares
2018	12.64	0.18	(0.23)	(0.05)	(0.19)	(0.30)	(0.49)	12.10
2017	10.90	0.09	2.06	2.15	(0.08)	(0.33)	(0.41)	12.64
2016	11.42	0.09	(0.09)	–	(0.08)	(0.44)	(0.52)	10.90
2015	12.06	0.22	(0.14)	0.08	(0.25)	(0.47)	(0.72)	11.42
2014	11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
R-3 shares
2018	12.73	0.24	(0.27)	(0.03)	(0.22)	(0.30)	(0.52)	12.18
2017	10.99	0.12	2.06	2.18	(0.11)	(0.33)	(0.44)	12.73
2016	11.51	0.10	(0.08)	0.02	(0.10)	(0.44)	(0.54)	10.99
2015	12.14	0.24	(0.13)	0.11	(0.27)	(0.47)	(0.74)	11.51
2014	11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
R-4 shares
2018	12.84	0.25	(0.27)	(0.02)	(0.23)	(0.30)	(0.53)	12.29
2017	11.07	0.13	2.10	2.23	(0.13)	(0.33)	(0.46)	12.84
2016	11.59	0.11	(0.07)	0.04	(0.12)	(0.44)	(0.56)	11.07
2015	12.22	0.30	(0.17)	0.13	(0.29)	(0.47)	(0.76)	11.59
2014	11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
R-5 shares
2018	12.88	0.25	(0.25)	–	(0.25)	(0.30)	(0.55)	12.33
2017	11.09	0.15	2.10	2.25	(0.13)	(0.33)	(0.46)	12.88
2016	11.61	0.13	(0.08)	0.05	(0.13)	(0.44)	(0.57)	11.09
2015	12.24	0.30	(0.16)	0.14	(0.30)	(0.47)	(0.77)	11.61
2014	11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average	Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets(b)	to Average Net Assets	Portfolio Turnover Rate

0.17%	$668,913	0.01%	2.30%	20.9%
21.24	704,027	0.02	1.55	33.7
0.86	634,436	0.03	1.41	14.7
1.55	546,736	0.05	2.44	33.3
9.62	536,107	0.04	1.71	8.7

(0.74)	6,365	0.89	1.44	20.9
20.24	7,279	0.89	0.72	33.7
(0.11)	6,930	0.90	0.63	14.7
0.67	7,540	0.92	2.22	33.3
8.75	9,350	0.92	1.11	8.7

(0.52)	10,384	0.76	1.44	20.9
20.35	11,164	0.76	0.74	33.7
0.04	10,083	0.77	0.81	14.7
0.77	11,626	0.79	1.90	33.3
8.83	11,165	0.79	1.01	8.7

(0.33)	68,394	0.58	1.87	20.9
20.47	81,183	0.58	0.99	33.7
0.26	70,524	0.59	0.91	14.7
1.04	67,285	0.61	2.02	33.3
9.02	56,544	0.61	1.19	8.7

(0.22)	35,889	0.39	1.97	20.9
20.79	48,122	0.39	1.07	33.7
0.40	40,967	0.40	1.00	14.7
1.23	35,086	0.42	2.56	33.3
9.21	37,009	0.42	1.43	8.7

(0.06)	76,402	0.27	1.96	20.9
20.99	71,697	0.27	1.24	33.7
0.50	87,897	0.28	1.17	14.7
1.34	77,534	0.30	2.57	33.3
9.37	87,269	0.30	1.51	8.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2018	$15.56	$0.31	($0.28)	$0.03	($0.32)	($0.46)	($0.78)	$14.81
2017	13.38	0.17	2.62	2.79	(0.16)	(0.45)	(0.61)	15.56
2016	14.10	0.15	(0.11)	0.04	(0.14)	(0.62)	(0.76)	13.38
2015	14.91	0.31	(0.16)	0.15	(0.35)	(0.61)	(0.96)	14.10
2014	14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
Institutional shares
2018	15.99	0.39	(0.33)	0.06	(0.35)	(0.46)	(0.81)	15.24
2017	13.74	0.22	2.68	2.90	(0.20)	(0.45)	(0.65)	15.99
2016	14.47	0.19	(0.11)	0.08	(0.19)	(0.62)	(0.81)	13.74
2015	15.27	0.39	(0.17)	0.22	(0.41)	(0.61)	(1.02)	14.47
2014	14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
R-1 shares
2018	15.75	0.22	(0.30)	(0.08)	(0.20)	(0.46)	(0.66)	15.01
2017	13.55	0.09	2.65	2.74	(0.09)	(0.45)	(0.54)	15.75
2016	14.27	0.08	(0.11)	(0.03)	(0.07)	(0.62)	(0.69)	13.55
2015	15.08	0.28	(0.19)	0.09	(0.29)	(0.61)	(0.90)	14.27
2014	14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
R-2 shares
2018	15.76	0.24	(0.29)	(0.05)	(0.24)	(0.46)	(0.70)	15.01
2017	13.55	0.10	2.66	2.76	(0.10)	(0.45)	(0.55)	15.76
2016	14.27	0.10	(0.12)	(0.02)	(0.08)	(0.62)	(0.70)	13.55
2015	15.07	0.36	(0.25)	0.11	(0.30)	(0.61)	(0.91)	14.27
2014	14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
R-3 shares
2018	15.77	0.29	(0.32)	(0.03)	(0.26)	(0.46)	(0.72)	15.02
2017	13.56	0.14	2.65	2.79	(0.13)	(0.45)	(0.58)	15.77
2016	14.30	0.12	(0.12)	–	(0.12)	(0.62)	(0.74)	13.56
2015	15.10	0.33	(0.19)	0.14	(0.33)	(0.61)	(0.94)	14.30
2014	14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
R-4 shares
2018	15.86	0.30	(0.30)	–	(0.28)	(0.46)	(0.74)	15.12
2017	13.64	0.17	2.65	2.82	(0.15)	(0.45)	(0.60)	15.86
2016	14.37	0.15	(0.12)	0.03	(0.14)	(0.62)	(0.76)	13.64
2015	15.16	0.40	(0.23)	0.17	(0.35)	(0.61)	(0.96)	14.37
2014	14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
R-5 shares
2018	15.92	0.31	(0.29)	0.02	(0.31)	(0.46)	(0.77)	15.17
2017	13.67	0.20	2.65	2.85	(0.15)	(0.45)	(0.60)	15.92
2016	14.40	0.17	(0.13)	0.04	(0.15)	(0.62)	(0.77)	13.67
2015	15.20	0.35	(0.16)	0.19	(0.38)	(0.61)	(0.99)	14.40
2014	14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

0.01	%(d)	$220,530	0.23%	0.26%	2.00%	16.9%
21.65	(d)	230,498	0.24	0.27	1.23	29.6
0.41	(d)	194,644	0.36	0.39	1.11	17.0
1.12	(d)	183,490	0.47	0.50	2.19	21.6
9.30	(d)	159,787	0.49	0.53	1.27	9.9

0.20		1,623,713	0.01	–	2.42	16.9
21.96		1,943,020	0.01	–	1.50	29.6
0.72		1,769,456	0.03	–	1.42	17.0
1.57		1,671,172	0.04	–	2.67	21.6
9.80		1,603,984	0.04	–	1.78	9.9

(0.65)		13,369	0.88	–	1.41	16.9
20.87		15,806	0.88	–	0.66	29.6
(0.12)		16,051	0.90	–	0.62	17.0
0.68		17,417	0.92	–	1.91	21.6
8.87		18,098	0.91	–	1.00	9.9

(0.50)		16,119	0.75	–	1.52	16.9
21.08		24,926	0.75	–	0.71	29.6
(0.07)		21,050	0.77	–	0.73	17.0
0.82		23,189	0.79	–	2.51	21.6
8.98		31,670	0.78	–	1.09	9.9

(0.33)		69,167	0.57	–	1.83	16.9
21.30		84,500	0.57	–	0.96	29.6
0.09		77,168	0.59	–	0.90	17.0
1.03		76,536	0.61	–	2.26	21.6
9.20		78,959	0.60	–	1.19	9.9

(0.12)		48,573	0.38	–	1.88	16.9
21.46		64,566	0.38	–	1.20	29.6
0.35		64,127	0.40	–	1.11	17.0
1.22		66,438	0.42	–	2.74	21.6
9.33		73,607	0.41	–	1.53	9.9

(0.04)		114,158	0.26	–	1.91	16.9
21.67		105,711	0.26	–	1.40	29.6
0.45		155,397	0.28	–	1.25	17.0
1.35		170,071	0.30	–	2.38	21.6
9.54		163,844	0.29	–	1.47	9.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2018	$13.66	$0.30	($0.26)	$0.04	($0.29)	($0.19)	($0.48)	$13.22
2017	11.59	0.18	2.35	2.53	(0.17)	(0.29)	(0.46)	13.66
2016	12.04	0.15	(0.09)	0.06	(0.16)	(0.35)	(0.51)	11.59
2015	12.56	0.28	(0.09)	0.19	(0.33)	(0.38)	(0.71)	12.04
2014	11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
R-1 shares
2018	13.17	0.18	(0.25)	(0.07)	(0.18)	(0.19)	(0.37)	12.73
2017	11.21	0.06	2.27	2.33	(0.08)	(0.29)	(0.37)	13.17
2016	11.66	0.05	(0.09)	(0.04)	(0.06)	(0.35)	(0.41)	11.21
2015	12.20	0.21	(0.12)	0.09	(0.25)	(0.38)	(0.63)	11.66
2014	11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
R-2 shares
2018	13.22	0.17	(0.22)	(0.05)	(0.20)	(0.19)	(0.39)	12.78
2017	11.24	0.07	2.29	2.36	(0.09)	(0.29)	(0.38)	13.22
2016	11.70	0.07	(0.10)	(0.03)	(0.08)	(0.35)	(0.43)	11.24
2015	12.23	0.19	(0.08)	0.11	(0.26)	(0.38)	(0.64)	11.70
2014	11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
R-3 shares
2018	13.31	0.23	(0.26)	(0.03)	(0.23)	(0.19)	(0.42)	12.86
2017	11.32	0.10	2.29	2.39	(0.11)	(0.29)	(0.40)	13.31
2016	11.77	0.09	(0.09)	–	(0.10)	(0.35)	(0.45)	11.32
2015	12.31	0.22	(0.10)	0.12	(0.28)	(0.38)	(0.66)	11.77
2014	11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
R-4 shares
2018	13.42	0.25	(0.25)	–	(0.25)	(0.19)	(0.44)	12.98
2017	11.40	0.12	2.32	2.44	(0.13)	(0.29)	(0.42)	13.42
2016	11.85	0.10	(0.08)	0.02	(0.12)	(0.35)	(0.47)	11.40
2015	12.39	0.29	(0.15)	0.14	(0.30)	(0.38)	(0.68)	11.85
2014	11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
R-5 shares
2018	13.49	0.24	(0.23)	0.01	(0.26)	(0.19)	(0.45)	13.05
2017	11.45	0.14	2.32	2.46	(0.13)	(0.29)	(0.42)	13.49
2016	11.89	0.11	(0.07)	0.04	(0.13)	(0.35)	(0.48)	11.45
2015	12.42	0.28	(0.12)	0.16	(0.31)	(0.38)	(0.69)	11.89
2014	11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42

See accompanying notes.

		Financial Highlights (Continued)
		Principal Funds, Inc.

		Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return	Net Assets, End of Period (in thousands)	Net Assets(b)		to Average Net Assets	Portfolio Turnover Rate

0.18%	$314,540	0.02%		2.17%	19.6%
22.54	301,677	0.03		1.41	39.4
0.61	234,603	0.04		1.29	11.5
1.63	169,883	0.07	(c)	2.32	22.4
9.78	127,374	0.07	(c)	1.60	8.6

(0.65)	3,289	0.89		1.32	19.6
21.41	3,387	0.89	(c)	0.50	39.4
(0.20)	2,723	0.90	(c)	0.43	11.5
0.75	2,254	0.93	(c)	1.74	22.4
8.87	1,861	0.93	(c)	0.94	8.6

(0.49)	4,413	0.76		1.28	19.6
21.57	4,097	0.76	(c)	0.55	39.4
(0.10)	2,743	0.77	(c)	0.62	11.5
0.95	2,398	0.80	(c)	1.64	22.4
8.92	1,751	0.80	(c)	0.75	8.6

(0.36)	29,942	0.58		1.71	19.6
21.81	31,997	0.58	(c)	0.81	39.4
0.16	21,628	0.59	(c)	0.79	11.5
1.01	16,439	0.62	(c)	1.81	22.4
9.18	11,168	0.62	(c)	1.04	8.6

(0.16)	16,262	0.39		1.86	19.6
22.07	20,884	0.39	(c)	0.98	39.4
0.28	15,452	0.40	(c)	0.89	11.5
1.18	11,748	0.43	(c)	2.38	22.4
9.44	10,401	0.43	(c)	1.27	8.6

(0.02)	33,762	0.27		1.71	19.6
22.20	24,125	0.27	(c)	1.13	39.4
0.44	28,139	0.28	(c)	1.02	11.5
1.37	19,662	0.31	(c)	2.31	22.4
9.54	18,911	0.31	(c)	1.29	8.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2018	$14.05	$0.25	($0.27)	($0.02)	($0.26)	($0.09)	($0.35)	$13.68
2017	11.86	0.11	2.46	2.57	(0.13)	(0.25)	(0.38)	14.05
2016	12.19	0.12	(0.09)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015	12.36	0.20	(0.06)	0.14	(0.30)	(0.01)	(0.31)	12.19
2014	11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
Institutional shares
2018	14.14	0.31	(0.27)	0.04	(0.30)	(0.09)	(0.39)	13.79
2017	11.93	0.16	2.47	2.63	(0.17)	(0.25)	(0.42)	14.14
2016	12.26	0.15	(0.09)	0.06	(0.16)	(0.23)	(0.39)	11.93
2015	12.41	0.23	(0.05)	0.18	(0.32)	(0.01)	(0.33)	12.26
2014	11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
R-1 shares
2018	13.79	0.18	(0.26)	(0.08)	(0.19)	(0.09)	(0.28)	13.43
2017	11.67	0.05	2.41	2.46	(0.09)	(0.25)	(0.34)	13.79
2016	12.03	0.02	(0.06)	(0.04)	(0.09)	(0.23)	(0.32)	11.67
2015	12.23	0.10	(0.02)	0.08	(0.27)	(0.01)	(0.28)	12.03
2014	11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
R-2 shares
2018	13.85	0.18	(0.24)	(0.06)	(0.22)	(0.09)	(0.31)	13.48
2017	11.72	0.07	2.41	2.48	(0.10)	(0.25)	(0.35)	13.85
2016	12.06	0.06	(0.08)	(0.02)	(0.09)	(0.23)	(0.32)	11.72
2015	12.26	0.14	(0.05)	0.09	(0.28)	(0.01)	(0.29)	12.06
2014	11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
R-3 shares
2018	13.98	0.24	(0.28)	(0.04)	(0.24)	(0.09)	(0.33)	13.61
2017	11.82	0.09	2.44	2.53	(0.12)	(0.25)	(0.37)	13.98
2016	12.15	0.09	(0.08)	0.01	(0.11)	(0.23)	(0.34)	11.82
2015	12.33	0.18	(0.06)	0.12	(0.29)	(0.01)	(0.30)	12.15
2014	11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
R-4 shares
2018	14.01	0.25	(0.27)	(0.02)	(0.26)	(0.09)	(0.35)	13.64
2017	11.83	0.12	2.45	2.57	(0.14)	(0.25)	(0.39)	14.01
2016	12.16	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.83
2015	12.33	0.22	(0.08)	0.14	(0.30)	(0.01)	(0.31)	12.16
2014	11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
R-5 shares
2018	14.05	0.24	(0.24)	–	(0.27)	(0.09)	(0.36)	13.69
2017	11.86	0.15	2.43	2.58	(0.14)	(0.25)	(0.39)	14.05
2016	12.19	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015	12.36	0.21	(0.06)	0.15	(0.31)	(0.01)	(0.32)	12.19
2014	11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.24)%(d)	$8,891	0.38%		0.57%	1.76%	24.0%
22.22 (d)	8,481	0.38	(e)	–	0.87	34.2
0.26 (d)	5,164	0.39	(e)	–	1.06	15.2
1.16 (d)	4,487	0.41	(e)	–	1.59	24.5
9.38 (d)	2,226	0.41	(e)	–	0.84	16.2

0.19	244,280	0.03	(e)	–	2.16	24.0
22.63	215,561	0.04	(e)	–	1.25	34.2
0.51	131,082	0.05	(e)	–	1.25	15.2
1.49	87,981	0.09	(e)	–	1.87	24.5
9.75	39,465	0.13	(e)	–	0.22	16.2

(0.67)	1,651	0.89	(e)	–	1.27	24.0
21.59	1,705	0.89	(e)	–	0.41	34.2
(0.32)	1,099	0.91	(e)	–	0.20	15.2
0.67	533	0.94	(e)	–	0.85	24.5
8.83	193	0.96	(e)	–	(0.43)	16.2

(0.55)	1,884	0.76	(e)	–	1.26	24.0
21.66	1,703	0.76	(e)	–	0.52	34.2
(0.14)	947	0.78	(e)	–	0.53	15.2
0.77	699	0.81	(e)	–	1.19	24.5
9.00	254	0.83	(e)	–	(0.33)	16.2

(0.38)	10,034	0.58	(e)	–	1.65	24.0
21.88	9,160	0.58	(e)	–	0.69	34.2
0.07	5,126	0.60	(e)	–	0.78	15.2
0.95	3,746	0.63	(e)	–	1.45	24.5
9.14	2,073	0.65	(e)	–	(0.17)	16.2

(0.25)	6,285	0.39	(e)	–	1.77	24.0
22.23	7,153	0.39	(e)	–	0.95	34.2
0.25	4,573	0.41	(e)	–	1.08	15.2
1.15	3,335	0.44	(e)	–	1.79	24.5
9.33	1,670	0.46	(e)	–	(0.07)	16.2

(0.07)	14,963	0.27	(e)	–	1.66	24.0
22.33	10,987	0.27	(e)	–	1.14	34.2
0.31	7,534	0.29	(e)	–	1.11	15.2
1.25	6,627	0.32	(e)	–	1.69	24.5
9.50	2,756	0.34	(e)	–	0.03	16.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2018		$10.45	$0.02	($0.02)	$–	($0.20)	$–	($0.20)	$10.25
2017	(c)	10.00	–	0.45	0.45	–	–	–	10.45
R-1 shares
2018		10.43	(0.04)	(0.03)	(0.07)	(0.20)	–	(0.20)	10.16
2017	(c)	10.00	(0.01)	0.44	0.43	–	–	–	10.43
R-2 shares
2018		10.44	(0.02)	(0.05)	(0.07)	(0.20)	–	(0.20)	10.17
2017	(c)	10.00	(0.01)	0.45	0.44	–	–	–	10.44
R-3 shares
2018		10.44	(0.02)	(0.02)	(0.04)	(0.20)	–	(0.20)	10.20
2017	(c)	10.00	–	0.44	0.44	–	–	–	10.44
R-4 shares
2018		10.44	0.01	(0.03)	(0.02)	(0.20)	–	(0.20)	10.22
2017	(c)	10.00	–	0.44	0.44	–	–	–	10.44
R-5 shares
2018		10.44	0.01	(0.01)	–	(0.20)	–	(0.20)	10.24
2017	(c)	10.00	–	0.44	0.44	–	–	–	10.44
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2018	(f)	10.79	0.03	(0.19)	(0.16)	–	–	–	10.63
Institutional shares
2018		10.96	0.26	(0.31)	(0.05)	(0.22)	(0.04)	(0.26)	10.65
2017		10.06	0.16	0.94	1.10	(0.17)	(0.03)	(0.20)	10.96
2016		9.86	0.16	0.19	0.35	(0.15)	–	(0.15)	10.06
2015		10.14	0.05	0.13	0.18	(0.46)	–	(0.46)	9.86
2014	(h)	10.00	–	0.14	0.14	–	–	–	10.14
R-6 shares
2018		10.98	0.11	(0.17)	(0.06)	(0.22)	(0.04)	(0.26)	10.66
2017		10.06	0.06	1.06	1.12	(0.17)	(0.03)	(0.20)	10.98
2016		9.86	0.19	0.16	0.35	(0.15)	–	(0.15)	10.06
2015	(i)	9.51	0.01	0.34	0.35	–	–	–	9.86

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(0.08)%		$7,146	0.10	%(b)	–%		0.23%		195.7%
4.50	(d)	10	0.10	(b),(e)	–		0.24	(e)	0.0	(e)

(0.76)		109	0.93	(b)	–		(0.36)		195.7
4.30	(d)	10	0.93	(b),(e)	–		(0.59) (e)		0.0	(e)

(0.76)		150	0.80	(b)	–		(0.15)		195.7
4.40	(d)	10	0.80	(b),(e)	–		(0.46	) (e)	0.0	(e)

(0.46)		1,565	0.62	(b)	–		(0.23)		195.7
4.40	(d)	10	0.62	(b),(e)	–		(0.28) (e)		0.0	(e)

(0.27)		339	0.43	(b)	–		0.14		195.7
4.40	(d)	10	0.43	(b),(e)	–		(0.09	) (e)	0.0	(e)

(0.08)		469	0.31	(b)	–		0.07		195.7
4.40	(d)	10	0.31	(b),(e)	–		0.03	(e)	0.0	(e)

(1.48) (d),(g)		7,117	0.30	(e)	1.32	(e)	0.42	(e)	40.9	(e)

(0.56)		29,429	0.05	(b)	–		2.34		40.9
11.12		31,809	0.05	(b)	–		1.50		49.3
3.67		12,207	0.05	(b)	–		1.62		27.7
1.79		7,686	0.06	(b)	–		0.53		20.9
1.40	(d)	10	0.06	(b),(e)	–		0.36	(e)	0.0	(e)

(0.65)		14,245	0.02	(b)	–		1.04		40.9
11.32		1,925	0.02	(b)	–		0.60		49.3
3.67		11	0.02	(b)	–		1.92		27.7
3.68	(d)	10	0.03	(b),(e)	–		0.56	(e)	20.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g)	Total return is calculated without the contingent deferred sales charge.
(h)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(i)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2018	(b)	$11.04	$0.02	($0.21)	($0.19)	$–	$–	$–	$10.85
Institutional shares
2018		11.21	0.28	(0.33)	(0.05)	(0.23)	(0.05)	(0.28)	10.88
2017		10.11	0.16	1.15	1.31	(0.18)	(0.03)	(0.21)	11.21
2016		9.93	0.15	0.19	0.34	(0.16)	–	(0.16)	10.11
2015		10.18	0.04	0.18	0.22	(0.47)	–	(0.47)	9.93
2014	(g)	10.00	–	0.18	0.18	–	–	–	10.18
R-6 shares
2018		11.22	0.10	(0.15)	(0.05)	(0.24)	(0.05)	(0.29)	10.88
2017		10.11	0.05	1.27	1.32	(0.18)	(0.03)	(0.21)	11.22
2016		9.92	0.19	0.16	0.35	(0.16)	–	(0.16)	10.11
2015	(h)	9.48	0.01	0.43	0.44	–	–	–	9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2018	(b)	11.33	0.01	(0.24)	(0.23)	–	–	–	11.10
Institutional shares
2018		11.44	0.26	(0.31)	(0.05)	(0.24)	(0.03)	(0.27)	11.12
2017		10.12	0.12	1.40	1.52	(0.18)	(0.02)	(0.20)	11.44
2016		9.97	0.10	0.23	0.33	(0.17)	(0.01)	(0.18)	10.12
2015		10.20	0.03	0.22	0.25	(0.48)	–	(0.48)	9.97
2014	(g)	10.00	–	0.20	0.20	–	–	–	10.20
R-6 shares
2018		11.45	0.13	(0.18)	(0.05)	(0.24)	(0.03)	(0.27)	11.13
2017		10.13	0.04	1.48	1.52	(0.18)	(0.02)	(0.20)	11.45
2016		9.97	0.18	0.16	0.34	(0.17)	(0.01)	(0.18)	10.13
2015	(h)	9.46	0.01	0.50	0.51	–	–	–	9.97

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(1.72)%(c),(d)		$12,536	0.30	%(e)	1.07	%(e)	0.27	%(e)	33.7	%(e)

(0.50)		94,427	0.05	(f)	–		2.45		33.7
13.24		113,534	0.05	(f)	–		1.49		20.6
3.48		43,541	0.05	(f)	–		1.51		14.7
2.18		23,438	0.06	(f)	–		0.40		40.7
1.80	(c)	10	0.06	(e),(f)	–		0.31	(e)	0.0	(e)

(0.57)		35,759	0.02	(f)	–		0.94		33.7
13.34		7,123	0.02	(f)	–		0.46		20.6
3.58		11	0.02	(f)	–		1.90		14.7
4.64	(c)	10	0.03	(e),(f)	–		0.45	(e)	40.7	(e)

(2.03) (c),(d)		13,840	0.30	(e)	0.84	(e)	0.09	(e)	23.3	(e)

(0.53)		75,318	0.05	(f)	–		2.25		23.3
15.19		77,660	0.05	(f)	–		1.10		18.3
3.32		12,863	0.05	(f)	–		0.98		25.5
2.51		2,706	0.06	(f)	–		0.33		89.0
2.00	(c)	10	0.06	(e),(f)	–		0.24	(e)	0.0	(e)

(0.53)		35,044	0.02	(f)	–		1.13		23.3
15.17		11,946	0.02	(f)	–		0.33		18.3
3.42		11	0.02	(f)	–		1.86		25.5
5.39	(c)	11	0.03	(e),(f)	–		0.32	(e)	89.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(h)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2018	(b)	$11.53	$–	($0.28)	($0.28)	$–	$–	$–	$11.25
Institutional shares
2018		11.62	0.27	(0.33)	(0.06)	(0.24)	(0.05)	(0.29)	11.27
2017		10.16	0.15	1.54	1.69	(0.19)	(0.04)	(0.23)	11.62
2016		9.99	0.14	0.19	0.33	(0.16)	–	(0.16)	10.16
2015		10.21	0.02	0.24	0.26	(0.48)	–	(0.48)	9.99
2014	(g)	10.00	–	0.21	0.21	–	–	–	10.21
R-6 shares
2018		11.62	0.09	(0.15)	(0.06)	(0.24)	(0.05)	(0.29)	11.27
2017		10.16	0.03	1.66	1.69	(0.19)	(0.04)	(0.23)	11.62
2016		9.99	0.18	0.15	0.33	(0.16)	–	(0.16)	10.16
2015	(h)	9.43	–	0.56	0.56	–	–	–	9.99
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2018	(b)	11.78	–	(0.29)	(0.29)	–	–	–	11.49
Institutional shares
2018		11.83	0.27	(0.32)	(0.05)	(0.23)	(0.04)	(0.27)	11.51
2017		10.18	0.12	1.74	1.86	(0.18)	(0.03)	(0.21)	11.83
2016		10.02	0.10	0.22	0.32	(0.16)	–	(0.16)	10.18
2015		10.22	0.01	0.26	0.27	(0.47)	–	(0.47)	10.02
2014	(g)	10.00	–	0.22	0.22	–	–	–	10.22
R-6 shares
2018		11.84	0.14	(0.18)	(0.04)	(0.23)	(0.04)	(0.27)	11.53
2017		10.18	0.02	1.85	1.87	(0.18)	(0.03)	(0.21)	11.84
2016		10.02	0.17	0.15	0.32	(0.16)	–	(0.16)	10.18
2015	(h)	9.41	–	0.61	0.61	–	–	–	10.02

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(2.43)%(c),(d)		$11,583	0.30	%(e)	1.09	%(e)	(0.04	)%(e)	25.9	%(e)

(0.56)		93,545	0.05	(f)	–		2.31		25.9
16.98		105,598	0.05	(f)	–		1.38		20.5
3.41		45,779	0.05	(f)	–		1.42		12.1
2.57		25,108	0.06	(f)	–		0.21		27.3
2.10	(c)	10	0.06	(e),(f)	–		0.21	(e)	0.0	(e)

(0.55)		53,746	0.02	(f)	–		0.79		25.9
16.98		11,772	0.02	(f)	–		0.24		20.5
3.41		11	0.02	(f)	–		1.79		12.1
5.94	(c)	11	0.03	(e),(f)	–		0.23	(e)	27.3	(e)

(2.46) (c),(d)		8,266	0.30	(e)	1.65	(e)	0.00	(e)	13.7	(e)

(0.45)		54,606	0.05	(f)	–		2.22		13.7
18.52		56,993	0.05	(f)	–		1.05		21.7
3.29		9,871	0.05	(f)	–		1.04		24.6
2.74		3,215	0.06	(f)	–		0.14		18.9
2.20	(c)	10	0.06	(e),(f)	–		0.20	(e)	0.0	(e)

(0.36)		33,325	0.02	(f)	–		1.12		13.7
18.62		12,166	0.02	(f)	–		0.17		21.7
3.29		11	0.02	(f)	–		1.71		24.6
6.48	(c)	11	0.03	(e),(f)	–		0.11	(e)	18.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(h)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2018	(b)	$11.91	$–	($0.32)	($0.32)	$–	$–	$–	$11.59
Institutional shares
2018		11.94	0.27	(0.31)	(0.04)	(0.23)	(0.05)	(0.28)	11.62
2017		10.20	0.14	1.84	1.98	(0.18)	(0.06)	(0.24)	11.94
2016		10.04	0.13	0.19	0.32	(0.16)	–	(0.16)	10.20
2015		10.23	0.02	0.26	0.28	(0.47)	–	(0.47)	10.04
2014	(g)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2018		11.96	0.15	(0.20)	(0.05)	(0.23)	(0.05)	(0.28)	11.63
2017		10.20	0.02	1.98	2.00	(0.18)	(0.06)	(0.24)	11.96
2016		10.04	0.17	0.15	0.32	(0.16)	–	(0.16)	10.20
2015	(h)	9.39	–	0.65	0.65	–	–	–	10.04
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2018	(b)	12.05	(0.01)	(0.32)	(0.33)	–	–	–	11.72
Institutional shares
2018		12.05	0.25	(0.29)	(0.04)	(0.23)	(0.04)	(0.27)	11.74
2017		10.18	0.10	1.98	2.08	(0.18)	(0.03)	(0.21)	12.05
2016		10.03	0.11	0.20	0.31	(0.16)	–	(0.16)	10.18
2015		10.23	0.02	0.25	0.27	(0.47)	–	(0.47)	10.03
2014	(g)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2018		12.06	0.12	(0.16)	(0.04)	(0.23)	(0.04)	(0.27)	11.75
2017		10.18	0.01	2.08	2.09	(0.18)	(0.03)	(0.21)	12.06
2016		10.03	0.17	0.14	0.31	(0.16)	–	(0.16)	10.18
2015	(h)	9.34	–	0.69	0.69	–	–	–	10.03

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(2.69)%(c),(d)		$6,882	0.30	%(e)	1.71	%(e)	(0.03	)%(e)	15.1	%(e)

(0.38)		65,042	0.05	(f)	–		2.18		15.1
19.80		66,565	0.05	(f)	–		1.22		21.0
3.27		23,771	0.05	(f)	–		1.36		13.0
2.83		13,492	0.06	(f)	–		0.17		36.5
2.30	(c)	10	0.06	(e),(f)	–		0.16	(e)	0.0	(e)

(0.46)		36,294	0.02	(f)	–		1.19		15.1
19.99		15,856	0.02	(f)	–		0.15		21.0
3.27		11	0.02	(f)	–		1.70		13.0
6.92	(c)	11	0.03	(e),(f)	–		0.11	(e)	36.5	(e)

(2.74) (c),(d)		3,288	0.30	(e)	3.08	(e)	(0.10	) (e)	12.0	(e)

(0.39)		37,700	0.05	(f)	–		2.07		12.0
20.74		37,570	0.05	(f)	–		0.89		19.8
3.18		6,226	0.05	(f)	–		1.10		11.4
2.70		1,895	0.06	(f)	–		0.19		19.3
2.30	(c)	10	0.06	(e),(f)	–		0.10	(e)	0.0	(e)

(0.39)		17,071	0.02	(f)	–		0.99		12.0
20.84		5,895	0.02	(f)	–		0.11		19.8
3.18		11	0.02	(f)	–		1.73		11.4
7.39	(c)	10	0.03	(e),(f)	–		0.12	(e)	19.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(h)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2018	(b)	$12.12	($0.01)	($0.32)	($0.33)	$–	$–	$–	$11.79
Institutional shares
2018		12.12	0.24	(0.28)	(0.04)	(0.23)	(0.06)	(0.29)	11.79
2017		10.21	0.13	2.04	2.17	(0.19)	(0.07)	(0.26)	12.12
2016		10.06	0.14	0.17	0.31	(0.16)	–	(0.16)	10.21
2015		10.24	0.02	0.27	0.29	(0.47)	–	(0.47)	10.06
2014	(g)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018		12.12	0.10	(0.13)	(0.03)	(0.23)	(0.06)	(0.29)	11.80
2017		10.21	0.01	2.16	2.17	(0.19)	(0.07)	(0.26)	12.12
2016		10.06	0.17	0.14	0.31	(0.16)	–	(0.16)	10.21
2015	(h)	9.34	–	0.72	0.72	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2018	(b)	12.27	(0.01)	(0.35)	(0.36)	–	–	–	11.91
Institutional shares
2018		12.23	0.24	(0.27)	(0.03)	(0.23)	(0.04)	(0.27)	11.93
2017		10.22	0.09	2.12	2.21	(0.18)	(0.02)	(0.20)	12.23
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.06	0.23	0.29	(0.47)	–	(0.47)	10.06
2014	(g)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018		12.24	0.09	(0.12)	(0.03)	(0.23)	(0.04)	(0.27)	11.94
2017		10.23	0.02	2.19	2.21	(0.18)	(0.02)	(0.20)	12.24
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(h)	9.33	–	0.73	0.73	–	–	–	10.06

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(2.72)%(c),(d)		$3,239	0.30	%(e)	3.46	%(e)	(0.12	)%(e)	12.1	%(e)

(0.38)		38,809	0.05	(f)	–		1.95		12.1
21.60		35,207	0.05	(f)	–		1.17		18.3
3.16		12,592	0.05	(f)	–		1.40		12.2
2.90		7,536	0.06	(f)	–		0.23		9.6
2.40	(c)	10	0.06	(e),(f)	–		0.08	(e)	0.0	(e)

(0.30)		13,369	0.02	(f)	–		0.81		12.1
21.60		3,207	0.02	(f)	–		0.12		18.3
3.16		11	0.02	(f)	–		1.71		12.2
7.71	(c)	11	0.03	(e),(f)	–		0.12	(e)	9.6	(e)

(2.93) (c),(d)		1,178	0.30	(e)	10.17	(e)	(0.12	) (e)	13.8	(e)

(0.30)		13,086	0.05	(f)	–		1.89		13.8
22.04		10,715	0.05	(f)	–		0.83		19.3
3.25		1,903	0.05	(f)	–		0.81		20.1
2.88		352	0.06	(f)	–		0.64		49.9
2.40	(c)	10	0.06	(e),(f)	–		0.06	(e)	0.0	(e)

(0.30)		3,741	0.02	(f)	–		0.68		13.8
22.02		686	0.02	(f)	–		0.18		19.3
3.35		11	0.02	(f)	–		1.73		20.1
7.82	(c)	11	0.03	(e),(f)	–		0.12	(e)	49.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(h)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2018	(b)	$12.28	($0.01)	($0.36)	($0.37)	$–	$–	$–	$11.91
Institutional shares
2018		12.26	0.21	(0.24)	(0.03)	(0.23)	(0.06)	(0.29)	11.94
2017		10.22	0.10	2.16	2.26	(0.18)	(0.04)	(0.22)	12.26
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.41	(0.12)	0.29	(0.47)	–	(0.47)	10.06
2014	(g)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018		12.28	0.04	(0.08)	(0.04)	(0.23)	(0.06)	(0.29)	11.95
2017		10.23	0.08	2.19	2.27	(0.18)	(0.04)	(0.22)	12.28
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(h)	9.33	–	0.73	0.73	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2018	(b)	10.52	(0.01)	(0.31)	(0.32)	–	–	–	10.20
Institutional shares
2018		10.44	0.06	(0.08)	(0.02)	(0.20)	–	(0.20)	10.22
2017	(i)	10.00	–	0.44	0.44	–	–	–	10.44
R-6 shares
2018		10.44	0.02	(0.04)	(0.02)	(0.20)	–	(0.20)	10.22
2017	(i)	10.00	–	0.44	0.44	–	–	–	10.44
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2018	(b)	10.26	0.05	(0.15)	(0.10)	–	–	–	10.16
Institutional shares
2018		10.51	0.28	(0.37)	(0.09)	(0.24)	(0.01)	(0.25)	10.17
2017		10.04	0.17	0.44	0.61	(0.13)	(0.01)	(0.14)	10.51
2016		9.82	0.16	0.20	0.36	(0.14)	–	(0.14)	10.04
2015		10.10	0.12	0.03	0.15	(0.43)	–	(0.43)	9.82
2014	(g)	10.00	–	0.10	0.10	–	–	–	10.10
R-6 shares
2018		10.52	0.15	(0.24)	(0.09)	(0.24)	(0.01)	(0.25)	10.18
2017		10.05	0.09	0.52	0.61	(0.13)	(0.01)	(0.14)	10.52
2016		9.82	0.20	0.17	0.37	(0.14)	–	(0.14)	10.05
2015	(h)	9.66	0.02	0.14	0.16	–	–	–	9.82

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(3.01)%(c),(d)		$442	0.30	%(e)	19.65	%(e)	(0.13	)%(e)	22.7	%(e)

(0.31)		3,282	0.05	(f)	–		1.71		22.7
22.59		1,834	0.05	(f)	–		0.86		50.3
3.27		440	0.05	(f)	–		0.84		21.8
2.88		129	0.06	(f)	–		4.06		70.5
2.40	(c)	10	0.06	(e),(f)	–		0.06	(e)	0.0	(e)

(0.39)		1,680	0.02	(f)	–		0.30		22.7
22.67		56	0.02	(f)	–		0.69		50.3
3.37		11	0.02	(f)	–		1.73		21.8
7.82	(c)	11	0.03	(e),(f)	–		0.12	(e)	70.5	(e)

(3.04) (c),(d)		397	0.30	(e)	16.07	(e)	(0.12	) (e)	14.2	(e)

(0.28)		86	0.05	(f)	–		0.56		14.2
4.40	(c)	10	0.05	(e),(f)	–		0.09	(e)	0.0	(e)

(0.28)		3,948	0.02	(f)	–		0.17		14.2
4.40	(c)	10	0.02	(e),(f)	–		0.13	(e)	0.0	(e)

(0.97) (c),(d)		3,029	0.30	(e)	2.97	(e)	0.72	(e)	58.8	(e)

(0.88)		14,431	0.05	(f)	–		2.73		58.8
6.15		21,814	0.05	(f)	–		1.70		40.7
3.79		8,773	0.05	(f)	–		1.58		25.5
1.54		2,804	0.06	(f)	–		1.18		116.2
1.00	(c)	10	0.06	(e),(f)	–		0.50	(e)	0.0	(e)

(0.88)		8,750	0.02	(f)	–		1.40		58.8
6.15		2,255	0.02	(f)	–		0.86		40.7
3.90		11	0.02	(f)	–		2.03		25.5
1.66	(c)	10	0.03	(e),(f)	–		0.85	(e)	116.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through October 31, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(h)	Period fromAugust 24, 2015, date operations commenced, through October 31, 2015.
(i)	Period from September 6, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2018	$12.73	$0.32	($0.46)	($0.14)	($0.33)	($0.23)	($0.56)	$12.03
2017	12.15	0.24	0.61	0.85	(0.22)	(0.05)	(0.27)	12.73
2016	11.96	0.21	0.19	0.40	(0.21)	–	(0.21)	12.15
2015	12.17	0.22	(0.21)	0.01	(0.22)	–	(0.22)	11.96
2014	11.81	0.23	0.35	0.58	(0.22)	–	(0.22)	12.17
Institutional shares
2018	12.80	0.35	(0.46)	(0.11)	(0.35)	(0.23)	(0.58)	12.11
2017	12.22	0.27	0.61	0.88	(0.25)	(0.05)	(0.30)	12.80
2016	12.04	0.24	0.19	0.43	(0.25)	–	(0.25)	12.22
2015	12.25	0.27	(0.22)	0.05	(0.26)	–	(0.26)	12.04
2014	11.89	0.27	0.35	0.62	(0.26)	–	(0.26)	12.25
R-1 shares
2018	12.77	0.23	(0.45)	(0.22)	(0.24)	(0.23)	(0.47)	12.08
2017	12.18	0.17	0.60	0.77	(0.13)	(0.05)	(0.18)	12.77
2016	11.97	0.14	0.19	0.33	(0.12)	–	(0.12)	12.18
2015	12.17	0.17	(0.23)	(0.06)	(0.14)	–	(0.14)	11.97
2014	11.81	0.17	0.34	0.51	(0.15)	–	(0.15)	12.17
R-2 shares
2018	12.77	0.25	(0.45)	(0.20)	(0.25)	(0.23)	(0.48)	12.09
2017	12.18	0.18	0.61	0.79	(0.15)	(0.05)	(0.20)	12.77
2016	11.98	0.16	0.18	0.34	(0.14)	–	(0.14)	12.18
2015	12.18	0.18	(0.23)	(0.05)	(0.15)	–	(0.15)	11.98
2014	11.82	0.17	0.36	0.53	(0.17)	–	(0.17)	12.18
R-3 shares
2018	12.66	0.28	(0.46)	(0.18)	(0.28)	(0.23)	(0.51)	11.97
2017	12.09	0.20	0.60	0.80	(0.18)	(0.05)	(0.23)	12.66
2016	11.90	0.18	0.18	0.36	(0.17)	–	(0.17)	12.09
2015	12.10	0.21	(0.23)	(0.02)	(0.18)	–	(0.18)	11.90
2014	11.75	0.20	0.34	0.54	(0.19)	–	(0.19)	12.10
R-4 shares
2018	12.69	0.31	(0.47)	(0.16)	(0.30)	(0.23)	(0.53)	12.00
2017	12.12	0.23	0.60	0.83	(0.21)	(0.05)	(0.26)	12.69
2016	11.94	0.20	0.18	0.38	(0.20)	–	(0.20)	12.12
2015	12.14	0.24	(0.23)	0.01	(0.21)	–	(0.21)	11.94
2014	11.79	0.23	0.34	0.57	(0.22)	–	(0.22)	12.14
R-5 shares
2018	12.77	0.32	(0.45)	(0.13)	(0.32)	(0.23)	(0.55)	12.09
2017	12.20	0.25	0.59	0.84	(0.22)	(0.05)	(0.27)	12.77
2016	12.01	0.22	0.18	0.40	(0.21)	–	(0.21)	12.20
2015	12.22	0.23	(0.21)	0.02	(0.23)	–	(0.23)	12.01
2014	11.86	0.23	0.36	0.59	(0.23)	–	(0.23)	12.22

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)	Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(1.17)%(d)	$67,011	0.22%	0.25%	2.56%	22.7%
7.17 (d)	78,254	0.20	0.23	1.97	18.6
3.42 (d)	80,677	0.26	0.29	1.80	18.2
0.08 (d)	81,357	0.36	0.39	1.84	36.8
5.02 (d)	77,956	0.37	0.41	1.88	26.8

(0.88)	300,145	0.02	–	2.85	22.7
7.37	409,643	0.00	–	2.21	18.6
3.63	491,823	0.04	–	2.02	18.2
0.40	505,216	0.05	–	2.23	36.8
5.33	573,524	0.04	–	2.21	26.8

(1.77)	3,303	0.89	–	1.86	22.7
6.38	3,589	0.87	–	1.35	18.6
2.83	4,187	0.91	–	1.20	18.2
(0.51)	5,467	0.92	–	1.43	36.8
4.40	7,563	0.92	–	1.46	26.8

(1.66)	4,093	0.76	–	1.99	22.7
6.59	4,452	0.74	–	1.49	18.6
2.90	6,161	0.78	–	1.30	18.2
(0.40)	7,320	0.79	–	1.46	36.8
4.54	9,709	0.79	–	1.46	26.8

(1.49)	18,843	0.58	–	2.24	22.7
6.74	23,715	0.56	–	1.63	18.6
3.11	26,646	0.60	–	1.48	18.2
(0.14)	29,146	0.61	–	1.71	36.8
4.68	35,215	0.61	–	1.68	26.8

(1.31)	7,847	0.39	–	2.49	22.7
6.95	11,087	0.37	–	1.87	18.6
3.23	15,566	0.41	–	1.69	18.2
0.07	16,252	0.42	–	1.98	36.8
4.89	21,059	0.42	–	1.93	26.8

(1.10)	19,665	0.27	–	2.57	22.7
7.00	25,675	0.25	–	2.02	18.6
3.43	40,472	0.29	–	1.82	18.2
0.15	45,434	0.30	–	1.92	36.8
5.08	48,096	0.30	–	1.93	26.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2018		$22.99	$0.37	$0.11	$0.48	($0.49)	($0.46)	($0.95)	$22.52
2017		22.19	0.26	1.42	1.68	(0.28)	(0.60)	(0.88)	22.99
2016		22.65	0.28	0.84	1.12	(0.32)	(1.26)	(1.58)	22.19
2015		21.70	0.28	1.15	1.43	(0.26)	(0.22)	(0.48)	22.65
2014		21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
Institutional shares
2018		23.67	0.43	0.12	0.55	(0.54)	(0.46)	(1.00)	23.22
2017		22.83	0.32	1.45	1.77	(0.33)	(0.60)	(0.93)	23.67
2016		23.24	0.34	0.88	1.22	(0.37)	(1.26)	(1.63)	22.83
2015		22.26	0.35	1.19	1.54	(0.34)	(0.22)	(0.56)	23.24
2014		21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
R-1 shares
2018		23.36	0.23	0.12	0.35	(0.34)	(0.46)	(0.80)	22.91
2017		22.53	0.14	1.43	1.57	(0.14)	(0.60)	(0.74)	23.36
2016		22.98	0.14	0.86	1.00	(0.19)	(1.26)	(1.45)	22.53
2015		22.01	0.17	1.17	1.34	(0.15)	(0.22)	(0.37)	22.98
2014		21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
R-2 shares
2018		22.53	0.26	0.12	0.38	(0.39)	(0.46)	(0.85)	22.06
2017		21.78	0.16	1.38	1.54	(0.19)	(0.60)	(0.79)	22.53
2016		22.26	0.17	0.83	1.00	(0.22)	(1.26)	(1.48)	21.78
2015		21.34	0.19	1.14	1.33	(0.19)	(0.22)	(0.41)	22.26
2014		20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
R-3 shares
2018		23.08	0.31	0.11	0.42	(0.42)	(0.46)	(0.88)	22.62
2017		22.28	0.20	1.42	1.62	(0.22)	(0.60)	(0.82)	23.08
2016		22.73	0.22	0.85	1.07	(0.26)	(1.26)	(1.52)	22.28
2015		21.79	0.23	1.16	1.39	(0.23)	(0.22)	(0.45)	22.73
2014		21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
R-4 shares
2018		22.84	0.34	0.12	0.46	(0.47)	(0.46)	(0.93)	22.37
2017		22.06	0.24	1.40	1.64	(0.26)	(0.60)	(0.86)	22.84
2016		22.51	0.27	0.83	1.10	(0.29)	(1.26)	(1.55)	22.06
2015		21.58	0.27	1.15	1.42	(0.27)	(0.22)	(0.49)	22.51
2014		21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
R-5 shares
2018		22.89	0.38	0.11	0.49	(0.50)	(0.46)	(0.96)	22.42
2017		22.10	0.27	1.41	1.68	(0.29)	(0.60)	(0.89)	22.89
2016		22.56	0.28	0.85	1.13	(0.33)	(1.26)	(1.59)	22.10
2015		21.62	0.30	1.15	1.45	(0.29)	(0.22)	(0.51)	22.56
2014		21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
R-6 shares
2018		23.67	0.47	0.09	0.56	(0.55)	(0.46)	(1.01)	23.22
2017	(f)	22.20	0.31	2.09	2.40	(0.33)	(0.60)	(0.93)	23.67

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

2.12	%(c)	$150,427	1.12%		1.15%	1.63%		22.7%
7.76	(c)	171,525	1.10		1.13	1.17		24.3
5.14	(c)	190,646	1.13		1.16	1.22		24.8
6.66	(c)	179,043	1.20		1.23	1.24		26.2
21.39	(c)	182,382	1.27		1.31	0.95		11.1

2.35		1,540,537	0.91	(d)	–	1.83		22.7
7.96		1,686,314	0.87	(d)	–	1.38		24.3
5.42	(e)	1,829,410	0.88		–	1.45		24.8
7.01	(e)	1,458,518	0.89		–	1.53		26.2
21.84		1,247,104	0.90		–	1.30		11.1

1.53		3,823	1.69		–	1.01		22.7
7.13		5,656	1.69		–	0.61		24.3
4.56		8,724	1.70		–	0.62		24.8
6.11		6,976	1.70		–	0.74		26.2
20.87		7,138	1.71		–	0.52		11.1

1.69		14,942	1.56		–	1.16		22.7
7.23		20,056	1.56		–	0.71		24.3
4.70		19,671	1.57		–	0.78		24.8
6.26		16,941	1.57		–	0.87		26.2
21.04		17,507	1.58		–	0.64		11.1

1.86		36,751	1.38		–	1.36		22.7
7.44		50,371	1.38		–	0.91		24.3
4.85	(e)	64,094	1.39		–	0.98		24.8
6.45	(e)	64,026	1.39		–	1.04		26.2
21.26		56,032	1.40		–	0.83		11.1

2.04		39,574	1.19		–	1.53		22.7
7.63		58,157	1.19		–	1.09		24.3
5.12		72,515	1.20		–	1.22		24.8
6.62		93,806	1.20		–	1.20		26.2
21.48		67,466	1.21		–	1.01		11.1

2.17		154,730	1.07		–	1.69		22.7
7.79		163,194	1.07		–	1.20		24.3
5.21		175,640	1.08		–	1.23		24.8
6.78		146,496	1.08		–	1.36		26.2
21.63		167,195	1.09		–	1.11		11.1

2.43		1,395,164	0.83	(d)	–	2.01		22.7
11.01	(g)	1,215,600	0.82	(d),(h)	–	1.42	(h)	24.3	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM BALANCED PORTFOLIO
Class J shares
2018	$16.12	$0.37	($0.33)	$0.04	($0.36)	($0.82)	($1.18)	$14.98
2017	14.62	0.25	1.80	2.05	(0.25)	(0.30)	(0.55)	16.12
2016	15.44	0.24	0.16	0.40	(0.24)	(0.98)	(1.22)	14.62
2015	15.96	0.31	(0.13)	0.18	(0.32)	(0.38)	(0.70)	15.44
2014	15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
Institutional shares
2018	16.39	0.41	(0.34)	0.07	(0.39)	(0.82)	(1.21)	15.25
2017	14.86	0.28	1.82	2.10	(0.27)	(0.30)	(0.57)	16.39
2016	15.66	0.27	0.17	0.44	(0.26)	(0.98)	(1.24)	14.86
2015	16.19	0.36	(0.14)	0.22	(0.37)	(0.38)	(0.75)	15.66
2014	15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
R-1 shares
2018	16.34	0.27	(0.33)	(0.06)	(0.25)	(0.82)	(1.07)	15.21
2017	14.82	0.13	1.83	1.96	(0.14)	(0.30)	(0.44)	16.34
2016	15.63	0.15	0.15	0.30	(0.13)	(0.98)	(1.11)	14.82
2015	16.15	0.23	(0.15)	0.08	(0.22)	(0.38)	(0.60)	15.63
2014	15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
R-2 shares
2018	16.30	0.28	(0.33)	(0.05)	(0.27)	(0.82)	(1.09)	15.16
2017	14.78	0.18	1.80	1.98	(0.16)	(0.30)	(0.46)	16.30
2016	15.59	0.15	0.17	0.32	(0.15)	(0.98)	(1.13)	14.78
2015	16.11	0.26	(0.16)	0.10	(0.24)	(0.38)	(0.62)	15.59
2014	15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
R-3 shares
2018	16.34	0.32	(0.34)	(0.02)	(0.30)	(0.82)	(1.12)	15.20
2017	14.80	0.19	1.83	2.02	(0.18)	(0.30)	(0.48)	16.34
2016	15.61	0.18	0.17	0.35	(0.18)	(0.98)	(1.16)	14.80
2015	16.14	0.26	(0.13)	0.13	(0.28)	(0.38)	(0.66)	15.61
2014	15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
R-4 shares
2018	16.36	0.35	(0.33)	0.02	(0.33)	(0.82)	(1.15)	15.23
2017	14.84	0.22	1.82	2.04	(0.22)	(0.30)	(0.52)	16.36
2016	15.64	0.22	0.17	0.39	(0.21)	(0.98)	(1.19)	14.84
2015	16.17	0.33	(0.18)	0.15	(0.30)	(0.38)	(0.68)	15.64
2014	15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
R-5 shares
2018	16.36	0.39	(0.36)	0.03	(0.34)	(0.82)	(1.16)	15.23
2017	14.84	0.26	1.80	2.06	(0.24)	(0.30)	(0.54)	16.36
2016	15.65	0.23	0.17	0.40	(0.23)	(0.98)	(1.21)	14.84
2015	16.17	0.33	(0.14)	0.19	(0.33)	(0.38)	(0.71)	15.65
2014	15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

0.12	%(d)	$1,032,835	0.43%		0.46%	2.40%	26.7%
14.41	(d)	1,104,582	0.44		0.47	1.63	17.6
2.92	(d)	1,008,439	0.50		0.53	1.64	17.1
1.20	(d)	994,998	0.57		0.60	1.98	27.6
8.50	(d)	981,860	0.61		0.65	1.66	3.3

0.26		725,915	0.29	(e)	–	2.58	26.7
14.56		791,221	0.28	(e)	–	1.81	17.6
3.19		763,306	0.31		–	1.84	17.1
1.39		782,696	0.31		–	2.25	27.6
8.83		787,845	0.31		–	1.91	3.3

(0.54)		3,126	1.16	(e)	–	1.69	26.7
13.57		3,643	1.16		–	0.87	17.6
2.23		2,795	1.19		–	1.01	17.1
0.54		3,689	1.19		–	1.45	27.6
7.86		4,602	1.19		–	1.15	3.3

(0.48)		3,362	1.03	(e)	–	1.80	26.7
13.73		3,691	1.03		–	1.17	17.6
2.37		4,805	1.06		–	1.06	17.1
0.64		5,570	1.06		–	1.65	27.6
8.07		9,335	1.06		–	1.28	3.3

(0.30)		28,330	0.85	(e)	–	2.05	26.7
13.95		33,162	0.85		–	1.24	17.6
2.57		72,364	0.88		–	1.25	17.1
0.83		68,091	0.88		–	1.66	27.6
8.25		61,467	0.88		–	1.42	3.3

(0.05)		23,180	0.66	(e)	–	2.24	26.7
14.08		32,954	0.66		–	1.43	17.6
2.80		31,676	0.69		–	1.53	17.1
0.99		40,322	0.69		–	2.08	27.6
8.44		56,036	0.69		–	1.63	3.3

0.07		35,425	0.54	(e)	–	2.49	26.7
14.24		58,131	0.54		–	1.71	17.6
2.87		68,810	0.57		–	1.57	17.1
1.20		76,846	0.57		–	2.05	27.6
8.57		115,255	0.57		–	1.61	3.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2018	$12.37	$0.32	($0.35)	($0.03)	($0.31)	($0.32)	($0.63)	$11.71
2017	11.56	0.25	0.94	1.19	(0.26)	(0.12)	(0.38)	12.37
2016	11.91	0.25	0.11	0.36	(0.24)	(0.47)	(0.71)	11.56
2015	12.27	0.27	(0.15)	0.12	(0.28)	(0.20)	(0.48)	11.91
2014	11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
Institutional shares
2018	12.41	0.35	(0.37)	(0.02)	(0.33)	(0.32)	(0.65)	11.74
2017	11.59	0.28	0.94	1.22	(0.28)	(0.12)	(0.40)	12.41
2016	11.94	0.27	0.11	0.38	(0.26)	(0.47)	(0.73)	11.59
2015	12.31	0.30	(0.16)	0.14	(0.31)	(0.20)	(0.51)	11.94
2014	11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
R-1 shares
2018	12.36	0.24	(0.36)	(0.12)	(0.22)	(0.32)	(0.54)	11.70
2017	11.55	0.16	0.95	1.11	(0.18)	(0.12)	(0.30)	12.36
2016	11.90	0.18	0.10	0.28	(0.16)	(0.47)	(0.63)	11.55
2015	12.27	0.19	(0.15)	0.04	(0.21)	(0.20)	(0.41)	11.90
2014	11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
R-2 shares
2018	12.45	0.26	(0.35)	(0.09)	(0.24)	(0.32)	(0.56)	11.80
2017	11.63	0.20	0.92	1.12	(0.18)	(0.12)	(0.30)	12.45
2016	11.97	0.19	0.12	0.31	(0.18)	(0.47)	(0.65)	11.63
2015	12.33	0.22	(0.17)	0.05	(0.21)	(0.20)	(0.41)	11.97
2014	11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
R-3 shares
2018	12.38	0.28	(0.36)	(0.08)	(0.26)	(0.32)	(0.58)	11.72
2017	11.57	0.21	0.93	1.14	(0.21)	(0.12)	(0.33)	12.38
2016	11.92	0.21	0.11	0.32	(0.20)	(0.47)	(0.67)	11.57
2015	12.29	0.24	(0.17)	0.07	(0.24)	(0.20)	(0.44)	11.92
2014	11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
R-4 shares
2018	12.40	0.29	(0.35)	(0.06)	(0.29)	(0.32)	(0.61)	11.73
2017	11.58	0.23	0.94	1.17	(0.23)	(0.12)	(0.35)	12.40
2016	11.93	0.23	0.11	0.34	(0.22)	(0.47)	(0.69)	11.58
2015	12.30	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	11.93
2014	11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
R-5 shares
2018	12.40	0.33	(0.38)	(0.05)	(0.30)	(0.32)	(0.62)	11.73
2017	11.58	0.25	0.94	1.19	(0.25)	(0.12)	(0.37)	12.40
2016	11.93	0.24	0.12	0.36	(0.24)	(0.47)	(0.71)	11.58
2015	12.30	0.27	(0.16)	0.11	(0.28)	(0.20)	(0.48)	11.93
2014	11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.33)%(d)	$614,770	0.43%		0.46%	2.67%	21.9%
10.50 (d)	629,439	0.44		0.47	2.12	21.8
3.34 (d)	565,441	0.50		0.53	2.16	17.3
0.98 (d)	538,078	0.58		0.61	2.23	22.7
7.12 (d)	530,582	0.61		0.65	2.07	3.2

(0.26)	292,828	0.28	(e)	–	2.86	21.9
10.73	328,354	0.28	(e)	–	2.32	21.8
3.52	318,123	0.32		–	2.32	17.3
1.16	290,780	0.32		–	2.49	22.7
7.40	288,691	0.32		–	2.38	3.2

(1.07)	2,331	1.15	(e)	–	1.97	21.9
9.76	3,152	1.16		–	1.36	21.8
2.62	2,408	1.19		–	1.56	17.3
0.28	2,927	1.19		–	1.61	22.7
6.54	2,823	1.19		–	1.75	3.2

(0.87)	477	1.02	(e)	–	2.17	21.9
9.84	626	1.03		–	1.70	21.8
2.80	1,194	1.06		–	1.62	17.3
0.42	1,532	1.06		–	1.79	22.7
6.68	2,756	1.06		–	1.67	3.2

(0.74)	11,837	0.84	(e)	–	2.30	21.9
10.04	12,691	0.85		–	1.78	21.8
2.95	16,869	0.88		–	1.82	17.3
0.59	18,301	0.88		–	2.02	22.7
6.91	21,180	0.88		–	1.82	3.2

(0.63)	20,282	0.65	(e)	–	2.41	21.9
10.35	21,100	0.66		–	1.91	21.8
3.13	15,336	0.69		–	2.02	17.3
0.77	18,067	0.69		–	2.17	22.7
7.02	20,811	0.69		–	2.06	3.2

(0.51)	17,177	0.53	(e)	–	2.72	21.9
10.47	26,650	0.54		–	2.11	21.8
3.26	32,100	0.57		–	2.06	17.3
0.90	28,673	0.57		–	2.21	22.7
7.14	36,356	0.57		–	2.08	3.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2018	$18.64	$0.40	($0.31)	$0.09	($0.34)	($1.23)	($1.57)	$17.16
2017	16.17	0.23	2.81	3.04	(0.22)	(0.35)	(0.57)	18.64
2016	17.66	0.18	0.13	0.31	(0.16)	(1.64)	(1.80)	16.17
2015	18.36	0.30	(0.11)	0.19	(0.31)	(0.58)	(0.89)	17.66
2014	17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
Institutional shares
2018	18.88	0.45	(0.34)	0.11	(0.36)	(1.23)	(1.59)	17.40
2017	16.38	0.27	2.83	3.10	(0.25)	(0.35)	(0.60)	18.88
2016	17.87	0.22	0.13	0.35	(0.20)	(1.64)	(1.84)	16.38
2015	18.57	0.36	(0.11)	0.25	(0.37)	(0.58)	(0.95)	17.87
2014	17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
R-1 shares
2018	18.54	0.31	(0.34)	(0.03)	(0.18)	(1.23)	(1.41)	17.10
2017	16.09	0.10	2.80	2.90	(0.10)	(0.35)	(0.45)	18.54
2016	17.56	0.08	0.12	0.20	(0.03)	(1.64)	(1.67)	16.09
2015	18.26	0.22	(0.13)	0.09	(0.21)	(0.58)	(0.79)	17.56
2014	16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
R-2 shares
2018	18.57	0.31	(0.32)	(0.01)	(0.19)	(1.23)	(1.42)	17.14
2017	16.11	0.19	2.74	2.93	(0.12)	(0.35)	(0.47)	18.57
2016	17.57	0.09	0.13	0.22	(0.04)	(1.64)	(1.68)	16.11
2015	18.28	0.27	(0.16)	0.11	(0.24)	(0.58)	(0.82)	17.57
2014	17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
R-3 shares
2018	18.59	0.32	(0.31)	0.01	(0.26)	(1.23)	(1.49)	17.11
2017	16.12	0.17	2.79	2.96	(0.14)	(0.35)	(0.49)	18.59
2016	17.62	0.12	0.13	0.25	(0.11)	(1.64)	(1.75)	16.12
2015	18.32	0.24	(0.10)	0.14	(0.26)	(0.58)	(0.84)	17.62
2014	17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
R-4 shares
2018	18.77	0.41	(0.35)	0.06	(0.29)	(1.23)	(1.52)	17.31
2017	16.29	0.20	2.82	3.02	(0.19)	(0.35)	(0.54)	18.77
2016	17.77	0.16	0.13	0.29	(0.13)	(1.64)	(1.77)	16.29
2015	18.48	0.31	(0.14)	0.17	(0.30)	(0.58)	(0.88)	17.77
2014	17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
R-5 shares
2018	18.74	0.45	(0.37)	0.08	(0.31)	(1.23)	(1.54)	17.28
2017	16.27	0.23	2.81	3.04	(0.22)	(0.35)	(0.57)	18.74
2016	17.74	0.16	0.14	0.30	(0.13)	(1.64)	(1.77)	16.27
2015	18.44	0.33	(0.13)	0.20	(0.32)	(0.58)	(0.90)	17.74
2014	17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

0.30	%(d)	$543,902	0.44%		0.47%	2.26%	33.8%
19.42	(d)	568,263	0.45		0.48	1.32	20.9
2.15	(d)	490,030	0.51		0.54	1.11	22.4
1.14	(d)	496,991	0.59		0.62	1.68	35.6
9.93	(d)	496,391	0.62		0.66	1.19	4.0

0.44		456,425	0.29	(e)	–	2.45	33.8
19.57		501,264	0.28	(e)	–	1.52	20.9
2.39		471,935	0.32		–	1.35	22.4
1.42		523,817	0.31		–	1.97	35.6
10.23		526,264	0.32		–	1.52	4.0

(0.38)		1,140	1.16	(e)	–	1.74	33.8
18.51		3,124	1.16		–	0.59	20.9
1.48		2,542	1.19		–	0.49	22.4
0.56		3,158	1.19		–	1.25	35.6
9.28		4,246	1.19		–	0.68	4.0

(0.25)		1,427	1.03	(e)	–	1.74	33.8
18.68		2,173	1.03		–	1.10	20.9
1.58		4,172	1.06		–	0.58	22.4
0.66		5,383	1.06		–	1.49	35.6
9.45		8,556	1.06		–	0.77	4.0

(0.11)		20,976	0.85	(e)	–	1.79	33.8
18.90		19,487	0.85		–	0.98	20.9
1.79		27,286	0.88		–	0.78	22.4
0.84		29,621	0.88		–	1.33	35.6
9.68		26,537	0.88		–	1.02	4.0

0.16		10,768	0.66	(e)	–	2.24	33.8
19.09		15,686	0.66		–	1.13	20.9
2.01		15,639	0.69		–	0.99	22.4
1.01		20,164	0.69		–	1.70	35.6
9.83		24,177	0.69		–	1.21	4.0

0.25		25,539	0.54	(e)	–	2.49	33.8
19.26		40,367	0.54		–	1.35	20.9
2.10		47,063	0.57		–	1.02	22.4
1.18		47,254	0.57		–	1.81	35.6
9.95		84,381	0.57		–	1.17	4.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2018	$12.44	$0.36	($0.38)	($0.02)	($0.36)	($0.08)	($0.44)	$11.98
2017	11.97	0.32	0.52	0.84	(0.32)	(0.05)	(0.37)	12.44
2016	12.12	0.33	0.15	0.48	(0.33)	(0.30)	(0.63)	11.97
2015	12.55	0.33	(0.30)	0.03	(0.33)	(0.13)	(0.46)	12.12
2014	12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
Institutional shares
2018	12.50	0.38	(0.38)	–	(0.38)	(0.08)	(0.46)	12.04
2017	12.03	0.34	0.52	0.86	(0.34)	(0.05)	(0.39)	12.50
2016	12.17	0.35	0.17	0.52	(0.36)	(0.30)	(0.66)	12.03
2015	12.60	0.37	(0.31)	0.06	(0.36)	(0.13)	(0.49)	12.17
2014	12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
R-1 shares
2018	12.45	0.27	(0.38)	(0.11)	(0.28)	(0.08)	(0.36)	11.98
2017	11.98	0.23	0.52	0.75	(0.23)	(0.05)	(0.28)	12.45
2016	12.13	0.25	0.16	0.41	(0.26)	(0.30)	(0.56)	11.98
2015	12.56	0.26	(0.31)	(0.05)	(0.25)	(0.13)	(0.38)	12.13
2014	12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
R-2 shares
2018	12.48	0.29	(0.38)	(0.09)	(0.29)	(0.08)	(0.37)	12.02
2017	12.01	0.25	0.52	0.77	(0.25)	(0.05)	(0.30)	12.48
2016	12.16	0.27	0.15	0.42	(0.27)	(0.30)	(0.57)	12.01
2015	12.59	0.27	(0.30)	(0.03)	(0.27)	(0.13)	(0.40)	12.16
2014	12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
R-3 shares
2018	12.48	0.31	(0.38)	(0.07)	(0.31)	(0.08)	(0.39)	12.02
2017	12.00	0.28	0.52	0.80	(0.27)	(0.05)	(0.32)	12.48
2016	12.15	0.29	0.15	0.44	(0.29)	(0.30)	(0.59)	12.00
2015	12.58	0.30	(0.31)	(0.01)	(0.29)	(0.13)	(0.42)	12.15
2014	12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
R-4 shares
2018	12.48	0.33	(0.36)	(0.03)	(0.34)	(0.08)	(0.42)	12.03
2017	12.01	0.30	0.52	0.82	(0.30)	(0.05)	(0.35)	12.48
2016	12.16	0.31	0.15	0.46	(0.31)	(0.30)	(0.61)	12.01
2015	12.59	0.33	(0.32)	0.01	(0.31)	(0.13)	(0.44)	12.16
2014	12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
R-5 shares
2018	12.48	0.35	(0.38)	(0.03)	(0.35)	(0.08)	(0.43)	12.02
2017	12.01	0.31	0.52	0.83	(0.31)	(0.05)	(0.36)	12.48
2016	12.15	0.32	0.17	0.49	(0.33)	(0.30)	(0.63)	12.01
2015	12.58	0.34	(0.31)	0.03	(0.33)	(0.13)	(0.46)	12.15
2014	12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.15)%(d)	$1,085,370	0.43%		0.46%	2.95%	22.6%
7.14 (d)	1,169,968	0.44		0.47	2.62	19.1
4.26 (d)	1,024,333	0.51		0.54	2.79	10.4
0.25 (d)	849,016	0.58		0.61	2.66	17.7
6.43 (d)	723,517	0.61		0.65	2.57	2.2

(0.03)	214,476	0.30	(e)	–	3.06	22.6
7.26	213,452	0.29	(e)	–	2.75	19.1
4.51	174,007	0.32		–	2.99	10.4
0.51	177,423	0.32		–	2.95	17.7
6.70	180,049	0.32		–	2.89	2.2

(0.95)	1,746	1.16	(e)	–	2.20	22.6
6.37	1,603	1.16		–	1.86	19.1
3.57	1,100	1.19		–	2.11	10.4
(0.36)	676	1.19		–	2.10	17.7
5.80	741	1.19		–	2.05	2.2

(0.74)	815	1.03	(e)	–	2.33	22.6
6.48	661	1.03		–	2.06	19.1
3.66	717	1.06		–	2.25	10.4
(0.23)	839	1.06		–	2.21	17.7
6.00	1,139	1.06		–	2.16	2.2

(0.57)	5,380	0.85	(e)	–	2.52	22.6
6.76	6,057	0.85		–	2.26	19.1
3.86	8,034	0.88		–	2.49	10.4
(0.05)	10,070	0.88		–	2.43	17.7
6.12	10,483	0.88		–	2.36	2.2

(0.30)	5,359	0.66	(e)	–	2.71	22.6
6.88	5,733	0.66		–	2.44	19.1
4.05	6,091	0.69		–	2.66	10.4
0.13	7,849	0.69		–	2.70	17.7
6.40	12,062	0.69		–	2.55	2.2

(0.26)	11,471	0.54	(e)	–	2.88	22.6
7.01	16,290	0.54		–	2.58	19.1
4.27	20,211	0.57		–	2.71	10.4
0.26	16,871	0.57		–	2.74	17.7
6.45	20,815	0.57		–	2.61	2.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2018	$20.70	$0.46	($0.55)	($0.09)	($0.38)	($1.06)	($1.44)	$19.17
2017	17.71	0.25	3.44	3.69	(0.22)	(0.48)	(0.70)	20.70
2016	20.06	0.22	(0.06)	0.16	(0.19)	(2.32)	(2.51)	17.71
2015	21.26	0.38	(0.19)	0.19	(0.39)	(1.00)	(1.39)	20.06
2014	19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
Institutional shares
2018	20.93	0.50	(0.57)	(0.07)	(0.41)	(1.06)	(1.47)	19.39
2017	17.90	0.29	3.48	3.77	(0.26)	(0.48)	(0.74)	20.93
2016	20.26	0.26	(0.06)	0.20	(0.24)	(2.32)	(2.56)	17.90
2015	21.46	0.45	(0.20)	0.25	(0.45)	(1.00)	(1.45)	20.26
2014	19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
R-1 shares
2018	20.54	0.32	(0.57)	(0.25)	(0.12)	(1.06)	(1.18)	19.11
2017	17.55	0.12	3.43	3.55	(0.08)	(0.48)	(0.56)	20.54
2016	19.91	0.12	(0.08)	0.04	(0.08)	(2.32)	(2.40)	17.55
2015	21.10	0.48	(0.41)	0.07	(0.26)	(1.00)	(1.26)	19.91
2014	19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
R-2 shares
2018	20.64	0.36	(0.58)	(0.22)	(0.27)	(1.06)	(1.33)	19.09
2017	17.63	0.14	3.45	3.59	(0.10)	(0.48)	(0.58)	20.64
2016	19.96	0.12	(0.06)	0.06	(0.07)	(2.32)	(2.39)	17.63
2015	21.15	0.36	(0.26)	0.10	(0.29)	(1.00)	(1.29)	19.96
2014	19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
R-3 shares
2018	20.62	0.39	(0.57)	(0.18)	(0.29)	(1.06)	(1.35)	19.09
2017	17.63	0.19	3.42	3.61	(0.14)	(0.48)	(0.62)	20.62
2016	20.00	0.16	(0.07)	0.09	(0.14)	(2.32)	(2.46)	17.63
2015	21.19	0.33	(0.19)	0.14	(0.33)	(1.00)	(1.33)	20.00
2014	19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
R-4 shares
2018	20.78	0.43	(0.58)	(0.15)	(0.34)	(1.06)	(1.40)	19.23
2017	17.77	0.20	3.48	3.68	(0.19)	(0.48)	(0.67)	20.78
2016	20.12	0.20	(0.07)	0.13	(0.16)	(2.32)	(2.48)	17.77
2015	21.32	0.42	(0.25)	0.17	(0.37)	(1.00)	(1.37)	20.12
2014	19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
R-5 shares
2018	20.73	0.47	(0.59)	(0.12)	(0.35)	(1.06)	(1.41)	19.20
2017	17.74	0.26	3.43	3.69	(0.22)	(0.48)	(0.70)	20.73
2016	20.09	0.22	(0.07)	0.15	(0.18)	(2.32)	(2.50)	17.74
2015	21.28	0.39	(0.18)	0.21	(0.40)	(1.00)	(1.40)	20.09
2014	19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return	thousands)	Average Net Assets(b)		Average Net Assets(b),(c)	Assets	Portfolio Turnover Rate

(0.67)%(d)	$286,265	0.45%		0.48%	2.27%	49.4%
21.52 (d)	310,009	0.47		0.50	1.30	19.5
1.22 (d)	265,807	0.53		0.56	1.23	22.9
0.96 (d)	278,150	0.60		0.63	1.87	51.2
11.43 (d)	283,507	0.63		0.67	1.01	5.9

(0.55)	258,545	0.29	(e)	–	2.44	49.4
21.76	273,691	0.29	(e)	–	1.51	19.5
1.44	243,768	0.32		–	1.49	22.9
1.25	267,751	0.31		–	2.19	51.2
11.80	280,593	0.32		–	1.34	5.9

(1.43)	593	1.16	(e)	–	1.60	49.4
20.71	2,060	1.16		–	0.64	19.5
0.54	2,133	1.19		–	0.69	22.9
0.37	3,151	1.19		–	2.34	51.2
10.85	4,253	1.19		–	0.47	5.9

(1.30)	2,214	1.03	(e)	–	1.77	49.4
20.91	2,451	1.03		–	0.73	19.5
0.62	2,168	1.06		–	0.70	22.9
0.55	2,830	1.06		–	1.74	51.2
10.95	4,779	1.06		–	0.55	5.9

(1.10)	10,910	0.85	(e)	–	1.94	49.4
21.05	12,339	0.85		–	1.01	19.5
0.83	17,423	0.88		–	0.89	22.9
0.72	17,993	0.88		–	1.61	51.2
11.15	17,809	0.88		–	0.90	5.9

(0.92)	13,132	0.66	(e)	–	2.12	49.4
21.34	15,237	0.66		–	1.07	19.5
1.03	11,621	0.69		–	1.12	22.9
0.89	14,237	0.69		–	2.05	51.2
11.36	20,035	0.69		–	0.90	5.9

(0.79)	14,622	0.54	(e)	–	2.31	49.4
21.44	18,177	0.54		–	1.38	19.5
1.14	20,857	0.57		–	1.26	22.9
1.07	24,189	0.57		–	1.93	51.2
11.51	34,618	0.57		–	1.00	5.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Realized
	Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
	Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
	Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SHORT-TERM INCOME FUND
Class J shares
2018	$12.20	$0.24	($0.20)	$0.04	($0.24)	$–	($0.24)	$12.00
2017	12.22	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.20
2016	12.17	0.20	0.06	0.26	(0.21)	–	(0.21)	12.22
2015	12.23	0.16	(0.06)	0.10	(0.16)	–	(0.16)	12.17
2014	12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
Institutional shares
2018	12.20	0.27	(0.20)	0.07	(0.27)	–	(0.27)	12.00
2017	12.22	0.24	(0.02)	0.22	(0.24)	–	(0.24)	12.20
2016	12.17	0.23	0.06	0.29	(0.24)	–	(0.24)	12.22
2015	12.23	0.20	(0.06)	0.14	(0.20)	–	(0.20)	12.17
2014	12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
R-1 shares
2018	12.20	0.17	(0.20)	(0.03)	(0.16)	–	(0.16)	12.01
2017	12.22	0.13	(0.02)	0.11	(0.13)	–	(0.13)	12.20
2016	12.17	0.13	0.06	0.19	(0.14)	–	(0.14)	12.22
2015	12.23	0.10	(0.07)	0.03	(0.09)	–	(0.09)	12.17
2014	12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
R-2 shares
2018	12.20	0.18	(0.20)	(0.02)	(0.18)	–	(0.18)	12.00
2017	12.22	0.15	(0.02)	0.13	(0.15)	–	(0.15)	12.20
2016	12.17	0.14	0.06	0.20	(0.15)	–	(0.15)	12.22
2015	12.23	0.11	(0.06)	0.05	(0.11)	–	(0.11)	12.17
2014	12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
R-3 shares
2018	12.21	0.20	(0.20)	–	(0.20)	–	(0.20)	12.01
2017	12.23	0.17	(0.02)	0.15	(0.17)	–	(0.17)	12.21
2016	12.17	0.16	0.08	0.24	(0.18)	–	(0.18)	12.23
2015	12.23	0.13	(0.06)	0.07	(0.13)	–	(0.13)	12.17
2014	12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
R-4 shares
2018	12.20	0.22	(0.20)	0.02	(0.22)	–	(0.22)	12.00
2017	12.23	0.20	(0.04)	0.16	(0.19)	–	(0.19)	12.20
2016	12.17	0.19	0.07	0.26	(0.20)	–	(0.20)	12.23
2015	12.23	0.16	(0.07)	0.09	(0.15)	–	(0.15)	12.17
2014	12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
R-5 shares
2018	12.21	0.24	(0.20)	0.04	(0.24)	–	(0.24)	12.01
2017	12.23	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.21
2016	12.18	0.20	0.06	0.26	(0.21)	–	(0.21)	12.23
2015	12.24	0.17	(0.06)	0.11	(0.17)	–	(0.17)	12.18
2014	12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

0.33	%(c)	$123,856	0.66%		0.69%	1.99%	57.3%
1.58	(c)	139,726	0.65		0.68	1.74	59.5
2.16	(c)	144,158	0.70		0.73	1.62	53.6
0.83	(c)	124,221	0.75		0.80	1.32	56.4
1.16	(c)	120,296	0.80		0.84	1.34	49.1

0.56		4,271,619	0.43	(d)	–	2.23	57.3
1.81		3,636,356	0.43	(d)	–	1.97	59.5
2.44		2,346,871	0.43		–	1.89	53.6
1.14		2,180,068	0.43		–	1.63	56.4
1.52		1,936,142	0.44		–	1.69	49.1

(0.23)		841	1.29	(d)	–	1.38	57.3
0.93		500	1.29	(d)	–	1.10	59.5
1.56		1,338	1.30	(d)	–	1.03	53.6
0.27		1,237	1.30	(d)	–	0.78	56.4
0.65		1,468	1.30	(d)	–	0.84	49.1

(0.18)		1,898	1.16	(d)	–	1.48	57.3
1.07		2,428	1.16	(d)	–	1.23	59.5
1.70		2,358	1.17	(d)	–	1.16	53.6
0.40		1,975	1.17	(d)	–	0.90	56.4
0.78		1,957	1.17	(d)	–	0.97	49.1

0.00		14,259	0.98	(d)	–	1.67	57.3
1.25		13,662	0.98	(d)	–	1.41	59.5
1.88	(e)	21,159	0.99	(d)	–	1.34	53.6
0.67	(e)	11,415	0.99	(d)	–	1.09	56.4
0.88		14,472	0.99	(d)	–	1.15	49.1

0.19		8,394	0.79	(d)	–	1.86	57.3
1.36		9,181	0.79	(d)	–	1.61	59.5
2.16		13,199	0.79	(d)	–	1.53	53.6
0.78		14,049	0.79	(d)	–	1.28	56.4
1.09		14,272	0.79	(d)	–	1.35	49.1

0.31		9,938	0.67	(d)	–	1.98	57.3
1.56		9,955	0.67	(d)	–	1.72	59.5
2.19		12,039	0.68	(d)	–	1.65	53.6
0.90		12,383	0.68	(d)	–	1.39	56.4
1.28		9,287	0.68	(d)	–	1.46	49.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SMALLCAP FUND
Class J shares
2018		$23.18	$0.05	$0.42	$0.47	($0.01)	($1.97)	($1.98)	$21.67
2017		19.26	0.01	4.48	4.49	(0.14)	(0.43)	(0.57)	23.18
2016		19.82	0.14	0.04	0.18	–	(0.74)	(0.74)	19.26
2015		20.98	(0.01)	1.32	1.31	–	(2.47)	(2.47)	19.82
2014		20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
Institutional shares
2018		25.74	0.11	0.44	0.55	(0.06)	(1.97)	(2.03)	24.26
2017		21.31	0.08	4.96	5.04	(0.18)	(0.43)	(0.61)	25.74
2016		21.81	0.23	0.01	0.24	–	(0.74)	(0.74)	21.31
2015		22.77	0.06	1.45	1.51	–	(2.47)	(2.47)	21.81
2014		22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
R-1 shares
2018		23.11	(0.09)	0.41	0.32	–	(1.97)	(1.97)	21.46
2017		19.20	(0.12)	4.48	4.36	(0.02)	(0.43)	(0.45)	23.11
2016		19.88	0.03	0.03	0.06	–	(0.74)	(0.74)	19.20
2015		21.13	(0.12)	1.34	1.22	–	(2.47)	(2.47)	19.88
2014		21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
R-2 shares
2018		23.32	(0.05)	0.40	0.35	–	(1.97)	(1.97)	21.70
2017		19.40	(0.09)	4.52	4.43	(0.08)	(0.43)	(0.51)	23.32
2016		20.06	0.01	0.07	0.08	–	(0.74)	(0.74)	19.40
2015		21.27	(0.10)	1.36	1.26	–	(2.47)	(2.47)	20.06
2014		21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
R-3 shares
2018		24.12	(0.02)	0.42	0.40	–	(1.97)	(1.97)	22.55
2017		20.01	(0.05)	4.67	4.62	(0.08)	(0.43)	(0.51)	24.12
2016		20.63	0.09	0.03	0.12	–	(0.74)	(0.74)	20.01
2015		21.77	(0.06)	1.39	1.33	–	(2.47)	(2.47)	20.63
2014		21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
R-4 shares
2018		24.96	0.03	0.44	0.47	–	(1.97)	(1.97)	23.46
2017		20.70	(0.01)	4.82	4.81	(0.12)	(0.43)	(0.55)	24.96
2016		21.27	0.11	0.06	0.17	–	(0.74)	(0.74)	20.70
2015		22.34	(0.02)	1.42	1.40	–	(2.47)	(2.47)	21.27
2014		22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
R-5 shares
2018		25.47	0.06	0.45	0.51	(0.01)	(1.97)	(1.98)	24.00
2017		21.10	0.02	4.92	4.94	(0.14)	(0.43)	(0.57)	25.47
2016		21.65	0.15	0.04	0.19	–	(0.74)	(0.74)	21.10
2015		22.66	–	1.46	1.46	–	(2.47)	(2.47)	21.65
2014		22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
R-6 shares
2018		25.72	0.11	0.46	0.57	(0.07)	(1.97)	(2.04)	24.25
2017	(f)	23.47	0.02	2.85	2.87	(0.19)	(0.43)	(0.62)	25.72

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

1.93	%(c)	$191,225	1.02%		1.05%	0.22%	51.6%
23.56	(c)	203,083	1.05		1.08	0.07	67.5
1.01	(c)	182,800	1.02		1.05	0.75	59.1
6.97	(c)	200,263	1.10		1.13	(0.06)	69.2
8.17	(c)	200,333	1.13		1.17	(0.09)	67.6

2.12	(d)	91,484	0.81		0.86	0.42	51.6
23.89		73,867	0.80		0.88	0.32	67.5
1.20		61,357	0.80		0.82	1.12	59.1
7.34		98,042	0.79		0.79	0.26	69.2
8.54		72,583	0.79		0.79	0.25	67.6

1.25		2,403	1.63		–	(0.38)	51.6
22.86		2,917	1.65		–	(0.54)	67.5
0.38		2,535	1.64		–	0.16	59.1
6.44		2,889	1.64		–	(0.59)	69.2
7.62		2,079	1.64		–	(0.60)	67.6

1.38		3,747	1.50		–	(0.21)	51.6
23.03		12,324	1.52		–	(0.40)	67.5
0.48		11,107	1.51		–	0.05	59.1
6.60		4,161	1.51		–	(0.47)	69.2
7.78		2,956	1.51		–	(0.47)	67.6

1.55		11,352	1.32		–	(0.07)	51.6
23.27		14,310	1.34		–	(0.22)	67.5
0.67		12,944	1.33		–	0.45	59.1
6.79		9,368	1.33		–	(0.28)	69.2
7.96		6,628	1.33		–	(0.28)	67.6

1.80		18,401	1.13		–	0.10	51.6
23.44		16,508	1.15		–	(0.04)	67.5
0.89		13,799	1.14		–	0.57	59.1
6.95		9,089	1.14		–	(0.08)	69.2
8.16		4,052	1.14		–	(0.10)	67.6

1.92		22,556	1.01		–	0.22	51.6
23.62		20,270	1.03		–	0.10	67.5
0.97		18,947	1.02		–	0.75	59.1
7.13		18,855	1.02		–	0.02	69.2
8.27		12,020	1.02		–	0.02	67.6

2.20	(d)	48,252	0.77	(e)	–	0.42	51.6
12.44	(g)	23,391	0.77	(e),(h)	–	0.10 (h)	67.5	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Gains	Distributions	End of Period	Total Return
SMALLCAP GROWTH FUND I
Class J shares
2018		$10.88	($0.09)	$1.04	$0.95	($1.27)	($1.27)	$10.56	8.82	%(c)
2017		8.59	(0.09)	2.74	2.65	(0.36)	(0.36)	10.88	31.61	(c)
2016		9.52	(0.06)	0.14	0.08	(1.01)	(1.01)	8.59	0.95	(c)
2015		11.70	(0.10)	0.38	0.28	(2.46)	(2.46)	9.52	3.12	(c)
2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70	5.00	(c)
Institutional shares
2018		14.27	(0.08)	1.37	1.29	(1.27)	(1.27)	14.29	9.12
2017		11.13	(0.06)	3.56	3.50	(0.36)	(0.36)	14.27	32.04
2016		11.99	(0.04)	0.19	0.15	(1.01)	(1.01)	11.13	1.36
2015		14.05	(0.07)	0.47	0.40	(2.46)	(2.46)	11.99	3.50
2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05	5.52
R-1 shares
2018		11.91	(0.17)	1.15	0.98	(1.27)	(1.27)	11.62	8.27
2017		9.42	(0.15)	3.00	2.85	(0.36)	(0.36)	11.91	30.92
2016		10.39	(0.11)	0.15	0.04	(1.01)	(1.01)	9.42	0.43
2015		12.59	(0.15)	0.41	0.26	(2.46)	(2.46)	10.39	2.64
2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59	4.63
R-2 shares
2018		11.60	(0.15)	1.11	0.96	(1.27)	(1.27)	11.29	8.32
2017		9.17	(0.13)	2.92	2.79	(0.36)	(0.36)	11.60	31.12
2016		10.13	(0.10)	0.15	0.05	(1.01)	(1.01)	9.17	0.55
2015		12.32	(0.13)	0.40	0.27	(2.46)	(2.46)	10.13	2.82
2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32	4.74
R-3 shares
2018		12.25	(0.14)	1.18	1.04	(1.27)	(1.27)	12.02	8.54
2017		9.65	(0.12)	3.08	2.96	(0.36)	(0.36)	12.25	31.34
2016		10.59	(0.09)	0.16	0.07	(1.01)	(1.01)	9.65	0.73
2015		12.75	(0.12)	0.42	0.30	(2.46)	(2.46)	10.59	2.99
2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75	4.92
R-4 shares
2018		12.94	(0.12)	1.24	1.12	(1.27)	(1.27)	12.79	8.72
2017		10.15	(0.11)	3.26	3.15	(0.36)	(0.36)	12.94	31.67
2016		11.07	(0.08)	0.17	0.09	(1.01)	(1.01)	10.15	0.90
2015		13.19	(0.10)	0.44	0.34	(2.46)	(2.46)	11.07	3.22
2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19	5.07
R-5 shares
2018		13.47	(0.11)	1.30	1.19	(1.27)	(1.27)	13.39	8.91
2017		10.55	(0.10)	3.38	3.28	(0.36)	(0.36)	13.47	31.71
2016		11.45	(0.07)	0.18	0.11	(1.01)	(1.01)	10.55	1.05
2015		13.55	(0.09)	0.45	0.36	(2.46)	(2.46)	11.45	3.31
2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55	5.25
R-6 shares
2018		14.25	(0.08)	1.37	1.29	(1.27)	(1.27)	14.27	9.13
2017		11.11	(0.08)	3.58	3.50	(0.36)	(0.36)	14.25	32.10
2016		11.98	(0.06)	0.20	0.14	(1.01)	(1.01)	11.11	1.27
2015	(e)	14.24	(0.07)	0.27	0.20	(2.46)	(2.46)	11.98	2.05	(f)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

	Ratio of Expenses to Average		Ratio of Gross Expenses to	Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)	to Average Net Assets		Portfolio Turnover Rate

$66,138	1.29%		1.41%	(0.81)%		68.8%
58,650	1.36		1.47	(0.91)		52.3
47,535	1.35		1.45	(0.73)		57.1
52,609	1.46		1.56	(0.96)		70.0
53,357	1.50		1.67	(1.09)		66.1

152,106	1.02		1.15	(0.54)		68.8
163,287	1.02		1.11	(0.53)		52.3
1,292,151	1.02		1.10	(0.39)		57.1
1,489,140	1.02		1.09	(0.52)		70.0
1,707,451	1.02		1.09	(0.61)		66.1

2,255	1.87	(d)	–	(1.39)		68.8
2,363	1.88	(d)	–	(1.42)		52.3
2,148	1.88	(d)	–	(1.24)		57.1
2,974	1.88	(d)	–	(1.38)		70.0
3,123	1.88	(d)	–	(1.47)		66.1

3,327	1.74	(d)	–	(1.26)		68.8
4,942	1.75	(d)	–	(1.28)		52.3
4,491	1.75	(d)	–	(1.12)		57.1
6,055	1.75	(d)	–	(1.25)		70.0
6,581	1.75	(d)	–	(1.34)		66.1

14,357	1.56	(d)	–	(1.08)		68.8
17,282	1.57	(d)	–	(1.11)		52.3
16,020	1.57	(d)	–	(0.94)		57.1
20,155	1.57	(d)	–	(1.07)		70.0
21,440	1.57	(d)	–	(1.16)		66.1

12,526	1.37	(d)	–	(0.89)		68.8
12,382	1.38	(d)	–	(0.91)		52.3
12,216	1.38	(d)	–	(0.75)		57.1
15,758	1.38	(d)	–	(0.89)		70.0
16,819	1.38	(d)	–	(0.97)		66.1

43,250	1.25	(d)	–	(0.77)		68.8
40,715	1.26	(d)	–	(0.80)		52.3
34,740	1.26	(d)	–	(0.64)		57.1
36,955	1.26	(d)	–	(0.76)		70.0
37,684	1.26	(d)	–	(0.85)		66.1

1,457,244	0.99	(d)	–	(0.52)		68.8
1,299,913	1.01	(d)	–	(0.63)		52.3
605	1.06	(d)	–	(0.57)		57.1
10	1.06	(d),(g)	–	(0.59	) (g)	70.0	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2018		$26.68	$0.24	$1.10	$1.34	($0.25)	($1.54)	($1.79)	$26.23
2017		22.37	0.23	5.75	5.98	(0.22)	(1.45)	(1.67)	26.68
2016		23.02	0.21	0.98	1.19	(0.21)	(1.63)	(1.84)	22.37
2015		24.36	0.22	0.28	0.50	(0.18)	(1.66)	(1.84)	23.02
2014		23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
Institutional shares
2018		28.06	0.31	1.15	1.46	(0.30)	(1.54)	(1.84)	27.68
2017		23.44	0.30	6.04	6.34	(0.27)	(1.45)	(1.72)	28.06
2016		24.05	0.28	1.01	1.29	(0.27)	(1.63)	(1.90)	23.44
2015		25.37	0.29	0.31	0.60	(0.26)	(1.66)	(1.92)	24.05
2014		24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
R-1 shares
2018		27.53	0.07	1.14	1.21	(0.09)	(1.54)	(1.63)	27.11
2017		23.06	0.09	5.92	6.01	(0.09)	(1.45)	(1.54)	27.53
2016		23.67	0.09	1.01	1.10	(0.08)	(1.63)	(1.71)	23.06
2015		24.99	0.09	0.31	0.40	(0.06)	(1.66)	(1.72)	23.67
2014		23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
R-2 shares
2018		28.26	0.11	1.16	1.27	(0.12)	(1.54)	(1.66)	27.87
2017		23.62	0.12	6.09	6.21	(0.12)	(1.45)	(1.57)	28.26
2016		24.19	0.12	1.03	1.15	(0.09)	(1.63)	(1.72)	23.62
2015		25.51	0.13	0.29	0.42	(0.08)	(1.66)	(1.74)	24.19
2014		24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
R-3 shares
2018		28.49	0.17	1.17	1.34	(0.17)	(1.54)	(1.71)	28.12
2017		23.79	0.17	6.13	6.30	(0.15)	(1.45)	(1.60)	28.49
2016		24.36	0.17	1.03	1.20	(0.14)	(1.63)	(1.77)	23.79
2015		25.68	0.17	0.31	0.48	(0.14)	(1.66)	(1.80)	24.36
2014		24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
R-4 shares
2018		28.77	0.23	1.19	1.42	(0.22)	(1.54)	(1.76)	28.43
2017		24.01	0.22	6.18	6.40	(0.19)	(1.45)	(1.64)	28.77
2016		24.57	0.21	1.05	1.26	(0.19)	(1.63)	(1.82)	24.01
2015		25.89	0.22	0.30	0.52	(0.18)	(1.66)	(1.84)	24.57
2014		24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
R-5 shares
2018		28.93	0.26	1.19	1.45	(0.25)	(1.54)	(1.79)	28.59
2017		24.13	0.26	6.21	6.47	(0.22)	(1.45)	(1.67)	28.93
2016		24.69	0.24	1.05	1.29	(0.22)	(1.63)	(1.85)	24.13
2015		25.99	0.25	0.31	0.56	(0.20)	(1.66)	(1.86)	24.69
2014		24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
R-6 shares
2018		28.05	0.32	1.15	1.47	(0.31)	(1.54)	(1.85)	27.67
2017	(e)	26.52	0.27	2.99	3.26	(0.28)	(1.45)	(1.73)	28.05

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets		Portfolio Turnover Rate

5.14	%(c)	$182,777	0.41%		0.44%	0.89%		17.4%
27.32	(c)	182,503	0.43		0.46	0.94		14.0
5.85	(c)	149,939	0.47		0.50	0.97		20.7
2.28	(c)	139,090	0.49		0.54	0.92		19.9
8.66	(c)	145,647	0.56		0.60	0.71		19.0

5.32		359,661	0.22	(d)	–	1.08		17.4
27.64		395,731	0.22	(d)	–	1.17		14.0
6.07		558,869	0.21		–	1.24		20.7
2.61		573,165	0.20		0.20	1.20		19.9
9.05		471,425	0.20		0.20	1.06		19.0

4.46		12,877	1.04		–	0.26		17.4
26.56		13,654	1.04		–	0.34		14.0
5.22		12,570	1.04		–	0.40		20.7
1.75		11,924	1.04		–	0.37		19.9
8.10		14,480	1.04		–	0.23		19.0

4.56		13,500	0.91		–	0.39		17.4
26.77		17,487	0.91		–	0.46		14.0
5.35		16,157	0.91		–	0.54		20.7
1.84		15,006	0.91		–	0.51		19.9
8.31		19,359	0.91		–	0.36		19.0

4.77		109,187	0.73		–	0.57		17.4
26.99		122,349	0.73		–	0.65		14.0
5.54		119,969	0.73		–	0.72		20.7
2.05		127,893	0.73		–	0.68		19.9
8.46		135,744	0.73		–	0.53		19.0

5.01		74,989	0.54		–	0.76		17.4
27.20		90,479	0.54		–	0.83		14.0
5.75		76,916	0.54		–	0.92		20.7
2.22		84,632	0.54		–	0.87		19.9
8.71		87,241	0.54		–	0.73		19.0

5.10		179,867	0.42		–	0.88		17.4
27.38		195,569	0.42		–	0.96		14.0
5.86		184,384	0.42		–	1.02		20.7
2.38		178,942	0.42		–	0.99		19.9
8.79		191,185	0.42		–	0.85		19.0

5.37		383,063	0.16	(d)	–	1.12		17.4
12.82	(f)	315,680	0.17	(d),(g)	–	1.08	(g)	14.0	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SMALLCAP VALUE FUND II
Class J shares
2018		$13.42	$0.02	($0.35)	($0.33)	($0.01)	($1.30)	($1.31)	$11.78
2017		11.66	(0.01)	2.51	2.50	(0.02)	(0.72)	(0.74)	13.42
2016		12.49	0.02	0.43	0.45	(0.03)	(1.25)	(1.28)	11.66
2015		13.85	0.02	0.12	0.14	–	(1.50)	(1.50)	12.49
2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
Institutional shares
2018		13.77	0.07	(0.36)	(0.29)	(0.06)	(1.30)	(1.36)	12.12
2017		11.94	0.06	2.55	2.61	(0.06)	(0.72)	(0.78)	13.77
2016		12.76	0.07	0.44	0.51	(0.08)	(1.25)	(1.33)	11.94
2015		14.10	0.08	0.13	0.21	(0.05)	(1.50)	(1.55)	12.76
2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
R-1 shares
2018		12.59	(0.04)	(0.32)	(0.36)	–	(1.30)	(1.30)	10.93
2017		11.01	(0.06)	2.36	2.30	–	(0.72)	(0.72)	12.59
2016		11.88	(0.03)	0.41	0.38	–	(1.25)	(1.25)	11.01
2015		13.30	(0.04)	0.12	0.08	–	(1.50)	(1.50)	11.88
2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
R-2 shares
2018		12.78	(0.03)	(0.32)	(0.35)	–	(1.30)	(1.30)	11.13
2017		11.15	(0.04)	2.39	2.35	–	(0.72)	(0.72)	12.78
2016		12.00	(0.02)	0.42	0.40	–	(1.25)	(1.25)	11.15
2015		13.40	(0.01)	0.11	0.10	–	(1.50)	(1.50)	12.00
2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
R-3 shares
2018		13.23	–	(0.34)	(0.34)	–	(1.30)	(1.30)	11.59
2017		11.51	(0.02)	2.46	2.44	–	(0.72)	(0.72)	13.23
2016		12.35	–	0.43	0.43	(0.02)	(1.25)	(1.27)	11.51
2015		13.72	–	0.13	0.13	–	(1.50)	(1.50)	12.35
2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
R-4 shares
2018		13.41	0.02	(0.35)	(0.33)	(0.01)	(1.30)	(1.31)	11.77
2017		11.65	–	2.50	2.50	(0.02)	(0.72)	(0.74)	13.41
2016		12.48	0.03	0.43	0.46	(0.04)	(1.25)	(1.29)	11.65
2015		13.83	0.03	0.12	0.15	–	(1.50)	(1.50)	12.48
2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
R-5 shares
2018		13.55	0.04	(0.35)	(0.31)	(0.03)	(1.30)	(1.33)	11.91
2017		11.77	0.02	2.52	2.54	(0.04)	(0.72)	(0.76)	13.55
2016		12.59	0.04	0.44	0.48	(0.05)	(1.25)	(1.30)	11.77
2015		13.93	0.04	0.13	0.17	(0.01)	(1.50)	(1.51)	12.59
2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
R-6 shares
2018		13.76	0.07	(0.35)	(0.28)	(0.06)	(1.30)	(1.36)	12.12
2017		11.93	0.03	2.58	2.61	(0.06)	(0.72)	(0.78)	13.76
2016		12.75	0.03	0.48	0.51	(0.08)	(1.25)	(1.33)	11.93
2015	(f)	14.36	0.07	(0.13)	(0.06)	(0.05)	(1.50)	(1.55)	12.75

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to	Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets(b)	Assets	Portfolio Turnover Rate

(3.18)%(c)		$17,180	1.36%		1.43%	0.13%	84.1%
21.66	(c)	19,406	1.40		1.45	(0.04)	58.6
4.33	(c)	18,069	1.41		1.46	0.18	52.5
1.16	(c)	18,937	1.45		1.50	0.12	47.8
8.97	(c)	19,885	1.48		1.54	(0.27)	42.1

(2.80)		129,984	1.00		1.07	0.49	84.1
22.11		186,765	0.99		1.02	0.43	58.6
4.82		1,144,250	0.99		1.01	0.60	52.5
1.64		1,251,443	0.98		1.00	0.60	47.8
9.47		1,489,023	0.97		0.99	0.25	42.1

(3.61)		983	1.84	(d)	–	(0.35)	84.1
21.05		1,200	1.85	(d)	–	(0.47)	58.6
3.93		1,434	1.85	(d)	–	(0.26)	52.5
0.70		1,761	1.85	(d)	–	(0.29)	47.8
8.57		1,870	1.84	(d)	–	(0.62)	42.1

(3.47)		2,030	1.71	(d)	–	(0.22)	84.1
21.24		3,975	1.72	(d)	–	(0.36)	58.6
3.98	(e)	3,735	1.72	(d)	–	(0.14)	52.5
0.95	(e)	3,666	1.72	(d)	–	(0.12)	47.8
8.68		4,588	1.71	(d)	–	(0.48)	42.1

(3.27)		9,087	1.53	(d)	–	(0.04)	84.1
21.41		12,261	1.54	(d)	–	(0.17)	58.6
4.23		13,501	1.54	(d)	–	0.03	52.5
1.08		11,887	1.54	(d)	–	0.01	47.8
8.84		11,532	1.53	(d)	–	(0.31)	42.1

(3.14)		4,824	1.34	(d)	–	0.15	84.1
21.64		6,883	1.35	(d)	–	0.02	58.6
4.43		7,570	1.35	(d)	–	0.25	52.5
1.24		12,024	1.35	(d)	–	0.23	47.8
9.13		13,254	1.34	(d)	–	(0.13)	42.1

(2.99)		23,256	1.22	(d)	–	0.28	84.1
21.78		31,863	1.23	(d)	–	0.13	58.6
4.60		23,856	1.23	(d)	–	0.35	52.5
1.41		22,508	1.23	(d)	–	0.34	47.8
9.16		22,406	1.22	(d)	–	(0.01)	42.1

(2.70)		885,580	0.96	(d)	–	0.54	84.1
22.13		967,766	0.97	(d)	–	0.25	58.6
4.82		3,511	1.01	(d)	–	0.28	52.5
(0.27	) (g)	10	1.01	(d),(h)	–	0.55 (h)	47.8	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Distributions	End of Period	Total Return
TAX-EXEMPT BOND FUND
Institutional shares
2018		$7.25	$0.29	($0.31)	($0.02)	($0.28)	($0.28)	$6.95	(0.31)%
2017		7.43	0.31	(0.20)	0.11	(0.29)	(0.29)	7.25	1.54
2016		7.34	0.28	0.09	0.37	(0.28)	(0.28)	7.43	5.04
2015	(d)	7.31	0.14	0.01	0.15	(0.12)	(0.12)	7.34	2.07	(e)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

			Ratio of Expenses to Average
	Ratio of Expenses to Average		Net Assets (Excluding Interest		Ratio of Net Investment Income
Net Assets, End of Period (in thousands)	Net Assets		Expense Fees)		to Average Net Assets		Portfolio Turnover Rate

$70,842	0.59	%(b)	0.52%(b),(c)		4.11%		65.8%
40,449	0.52	(b)	0.48	(b),(c)	4.22		30.9
4,346	0.63	(b)	0.60	(b),(c)	3.76		33.7
345	0.62	(b),(f)	0.60	(b),(c),(f)	4.15	(f)	21.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)	Period from May 18, 2015, date operations commenced, through October 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares of California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Funds Inc. (the “Fund”) (comprising California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (65 of the portfolios constituting the Fund)), including the schedules of investments, as of October 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at October 31, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Funds	Statement of	Statements of changes	Financial highlights
	operations	in net assets
Core Plus Bond Fund	For the year ended	For each of the two	For each of the five years in the
Diversified International Fund	October 31, 2018	years in the period	period ended October 31, 2018
Equity Income Fund		ended October 31,
Global Diversified Income Fund		2018
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Yield Fund
High Yield Fund I
Income Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
MidCap Value Fund III
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund

Report of Independent Registered Public Accounting Firm

Individual portfolio constituting the Funds	Statement of	Statements of changes	Financial highlights
	operations	in net assets
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II

Principal LifeTime Hybrid 2015 Fund	For the year ended	For each of the two	For each of the four years in the
Principal LifeTime Hybrid 2020 Fund	October 31, 2018	years in the period	period ended October 31, 2018 and
Principal LifeTime Hybrid 2025 Fund		ended October 31,	the period from September 30, 2014
Principal LifeTime Hybrid 2030 Fund		2018	(commencement of operations)
Principal LifeTime Hybrid 2035 Fund			through October 31, 2014
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid Income Fund

California Municipal Fund	For the year ended	For each of the two	For each of the three years in the
	October 31, 2018	years in the period	period ended October 31, 2018 and
		ended October 31,	the period from February 27, 2015
		2018	(commencement of operations)
through October 31, 2015

Tax-Exempt Bond Fund	For the year ended	For each of the two	For each of the three years in the
	October 31, 2018	years in the period	period ended October 31, 2018
		ended October 31,	and the period from May 18, 2015
		2018	(commencement of operations)
through October 31, 2015

Finisterre Unconstrained Emerging	For the year ended	For each of the two	For each of the two years in the
Markets Bond Fund	October 31, 2018	years in the period	period ended October 31, 2018
		ended October 31,	and the period from July 11, 2016
		2018	(commencement of operations)
through October 31, 2016

Principal LifeTime 2065 Fund	For the year ended	For the year ended October 31, 2018 and the period from
Principal LifeTime Hybrid 2065 Fund	October 31, 2018	September 6, 2017 (commencement of operations) through
October 31, 2017

Government Money Market Fund	For the period from December 20, 2017 (commencement of operations) through
October 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian, agent banks, brokers and transfer agents or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, Minnesota

December 18, 2018

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
California Municipal Fund
Institutional	$1,000.00	$998.50	$2.87		$1,000.00		$1,022.33	$2.91		0.57%
California Municipal Fund (Excluding Interest Expense and Fees)
Institutional	1,000.00	998.50	$2.57		1,000.00		1,022.60	2.60		0.51
Core Plus Bond Fund
Class J	1,000.00	992.68	4.32		1,000.00		1,020.87	4.38		0.86
Institutional	1,000.00	994.60	2.31		1,000.00		1,022.89	2.35		0.46
R-1	1,000.00	990.27	6.67		1,000.00		1,018.50	6.77		1.33
R-2	1,000.00	991.82	6.02		1,000.00		1,019.16	6.11		1.20
R-3	1,000.00	991.79	5.12		1,000.00		1,020.06	5.19		1.02
R-4	1,000.00	992.84	4.17		1,000.00		1,021.02	4.23		0.83
R-5	1,000.00	993.34	3.57		1,000.00		1,021.63	3.62		0.71
Diversified International Fund
Class J	1,000.00	874.55	5.67		1,000.00		1,019.16	6.11		1.20
Institutional	1,000.00	876.07	3.97		1,000.00		1,020.97	4.28		0.84
R-1	1,000.00	872.05	8.12		1,000.00		1,016.53	8.74		1.72
R-2	1,000.00	872.94	7.51		1,000.00		1,017.19	8.08		1.59
R-3	1,000.00	873.39	6.66		1,000.00		1,018.10	7.17		1.41
R-4	1,000.00	874.29	5.76		1,000.00		1,019.06	6.21		1.22
R-5	1,000.00	875.44	5.20		1,000.00		1,019.66	5.60		1.10

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
Value May 1,		Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
Equity Income Fund
Class J	$1,000.00	$948.90	$0.48	(b)	$1,000.00	$1,021.07		$4.18		0.82%
Institutional	1,000.00	1,020.71	2.65			1,000.00	1,022.58	2.65		0.52
R-1	1,000.00	1,016.20	7.06			1,000.00	1,018.20	7.07		1.39
R-2	1,000.00	1,017.16	6.41			1,000.00	1,018.85	6.41		1.26
R-3	1,000.00	1,017.84	5.49			1,000.00	1,019.76	5.50		1.08
R-4	1,000.00	1,019.18	4.53			1,000.00	1,020.72	4.53		0.89
R-5	1,000.00	1,019.44	3.92			1,000.00	1,021.32	3.92		0.77
Finisterre Unconstrained Emerging Markets Bond Fund
Institutional	1,000.00	986.96	5.61			1,000.00	1,019.56	5.70		1.12
Global Diversified Income Fund
Institutional	1,000.00	972.91	3.78			1,000.00	1,021.37	3.87		0.76
R-6	1,000.00	973.73	3.63			1,000.00	1,021.53	3.72		0.73
Global Diversified Income Fund (Excluding Dividends and Interest
Expense on Shorts and Short Sale Fees)
Institutional	1,000.00	972.90	3.73		1,000.00	1,021.38		3.83		0.75
R-6	1,000.00	973.70	3.58		1,000.00	1,021.53		3.68		0.72
Global Real Estate Securities Fund
Institutional	1,000.00	980.88	4.69			1,000.00	1,020.47	4.79		0.94
R-3	1,000.00	978.54	7.18			1,000.00	1,017.95	7.32		1.44
R-4	1,000.00	979.31	6.24			1,000.00	1,018.90	6.36		1.25
R-5	1,000.00	980.01	5.64			1,000.00	1,019.51	5.75		1.13
R-6	1,000.00	981.13	4.44			1,000.00	1,020.72	4.53		0.89
Government & High Quality Bond Fund
Class J	1,000.00	997.01	4.38			1,000.00	1,020.82	4.43		0.87
Institutional	1,000.00	998.74	2.67			1,000.00	1,022.53	2.70		0.53
R-1	1,000.00	993.94	6.48			1,000.00	1,018.70	6.56		1.29
R-2	1,000.00	995.58	5.83			1,000.00	1,019.36	5.90		1.16
R-3	1,000.00	996.48	4.93			1,000.00	1,020.27	4.99		0.98
R-4	1,000.00	997.44	3.98			1,000.00	1,021.22	4.02		0.79
R-5	1,000.00	998.04	3.37			1,000.00	1,021.83	3.41		0.67
Government Money Market Fund
Institutional	1,000.00	1,009.03	0.71			1,000.00	1,024.50	0.71		0.14
High Yield Fund
Institutional	1,000.00	1,004.58	3.08			1,000.00	1,022.13	3.11		0.61
R-6	1,000.00	1,005.04	2.63			1,000.00	1,022.58	2.65		0.52
High Yield Fund I
Institutional	1,000.00	1,005.52	3.24			1,000.00	1,021.98	3.26		0.64
Income Fund
Class J	1,000.00	1,001.61	3.78			1,000.00	1,021.42	3.82		0.75
Institutional	1,000.00	1,002.42	2.98			1,000.00	1,022.23	3.01		0.59
R-1	1,000.00	998.53	6.90			1,000.00	1,018.30	6.97		1.37
R-2	1,000.00	999.18	6.25			1,000.00	1,018.95	6.31		1.24
R-3	1,000.00	1,000.08	5.34			1,000.00	1,019.86	5.40		1.06
R-4	1,000.00	1,001.05	4.39			1,000.00	1,020.82	4.43		0.87
R-5	1,000.00	1,001.65	3.78			1,000.00	1,021.42	3.82		0.75
R-6	1,000.00	1,002.96	2.47			1,000.00	1,022.74	2.50		0.49
Inflation Protection Fund
Class J	1,000.00	977.89	5.33			1,000.00	1,019.81	5.45		1.07
Institutional	1,000.00	982.31	1.95			1,000.00	1,023.24	1.99		0.39
R-1	1,000.00	977.47	6.33			1,000.00	1,018.80	6.46		1.27
R-2	1,000.00	978.88	5.69			1,000.00	1,019.46	5.80		1.14
R-3	1,000.00	979.14	4.79			1,000.00	1,020.37	4.89		0.96
R-4	1,000.00	980.61	3.84			1,000.00	1,021.32	3.92		0.77
R-5	1,000.00	981.99	3.25			1,000.00	1,021.93	3.31		0.65

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
International Emerging Markets
Fund
Class J	$1,000.00	$801.59	$6.90		$1,000.00	$1,017.54		$7.73		1.52%
Institutional	1,000.00	802.63	5.86			1,000.00	1,018.70	6.56		1.29
R-1	1,000.00	799.32	9.66			1,000.00	1,014.47	10.82		2.13
R-2	1,000.00	799.52	9.07			1,000.00	1,015.12	10.16		2.00
R-3	1,000.00	800.41	8.26			1,000.00	1,016.03	9.25		1.82
R-4	1,000.00	801.01	7.40			1,000.00	1,016.99	8.29		1.63
R-5	1,000.00	801.28	6.86			1,000.00	1,017.59	7.68		1.51
R-6	1,000.00	802.69	5.50			1,000.00	1,019.11	6.16		1.21
International Fund I
Institutional	1,000.00	832.06	4.62			1,000.00	1,020.16	5.09		1.00
R-1	1,000.00	828.03	8.43			1,000.00	1,015.98	9.30		1.83
R-2	1,000.00	828.54	7.84			1,000.00	1,016.64	8.64		1.70
R-3	1,000.00	830.00	7.01			1,000.00	1,017.54	7.73		1.52
R-4	1,000.00	830.30	6.14			1,000.00	1,018.50	6.77		1.33
R-5	1,000.00	830.59	5.58			1,000.00	1,019.11	6.16		1.21
R-6	1,000.00	832.55	4.25			1,000.00	1,020.57	4.69		0.92
LargeCap Growth Fund
Class J	1,000.00	966.89	4.76			1,000.00	1,020.37	4.89		0.96
Institutional	1,000.00	969.37	2.63			1,000.00	1,022.53	2.70		0.53
R-1	1,000.00	963.80	7.72			1,000.00	1,017.34	7.93		1.56
R-2	1,000.00	964.84	7.08			1,000.00	1,018.00	7.27		1.43
R-3	1,000.00	965.32	6.19			1,000.00	1,018.90	6.36		1.25
R-4	1,000.00	967.15	5.26			1,000.00	1,019.86	5.40		1.06
R-5	1,000.00	966.73	4.66			1,000.00	1,020.47	4.79		0.94
LargeCap Growth Fund I
Class J	1,000.00	1,036.23	4.21			1,000.00	1,021.07	4.18		0.82
Institutional	1,000.00	1,036.64	3.49			1,000.00	1,021.78	3.47		0.68
R-1	1,000.00	1,032.50	7.53			1,000.00	1,017.80	7.48		1.47
R-2	1,000.00	1,033.31	6.87			1,000.00	1,018.45	6.82		1.34
R-3	1,000.00	1,033.61	5.95			1,000.00	1,019.36	5.90		1.16
R-4	1,000.00	1,034.44	4.97			1,000.00	1,020.32	4.94		0.97
R-5	1,000.00	1,035.95	4.36			1,000.00	1,020.92	4.33		0.85
R-6	1,000.00	1,037.33	3.03			1,000.00	1,022.23	3.01		0.59
LargeCap S&P 500 Index Fund
Class J	1,000.00	1,032.44	1.90			1,000.00	1,023.34	1.89		0.37
Institutional	1,000.00	1,033.28	0.82			1,000.00	1,024.40	0.82		0.16
R-1	1,000.00	1,028.79	5.27			1,000.00	1,020.01	5.24		1.03
R-2	1,000.00	1,029.70	4.60			1,000.00	1,020.67	4.58		0.90
R-3	1,000.00	1,030.37	3.68			1,000.00	1,021.58	3.67		0.72
R-4	1,000.00	1,031.43	2.71			1,000.00	1,022.53	2.70		0.53
R-5	1,000.00	1,031.71	2.10			1,000.00	1,023.14	2.09		0.41
LargeCap Value Fund III
Class J	1,000.00	1,021.29	5.30			1,000.00	1,019.96	5.30		1.04
Institutional	1,000.00	1,022.80	3.67			1,000.00	1,021.58	3.67		0.72
R-1	1,000.00	1,018.06	8.09			1,000.00	1,017.19	8.08		1.59
R-2	1,000.00	1,019.20	7.43			1,000.00	1,017.85	7.43		1.46
R-3	1,000.00	1,019.56	6.52			1,000.00	1,018.75	6.51		1.28
R-4	1,000.00	1,021.01	5.55			1,000.00	1,019.71	5.55		1.09
R-5	1,000.00	1,021.44	4.94			1,000.00	1,020.32	4.94		0.97

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
MidCap Fund
Class J	$1,000.00	$998.69	$4.18		$1,000.00		$1,021.02	$4.23		0.83%
Institutional	1,000.00	999.50	3.58			1,000.00	1,021.63	3.62		0.71
R-1	1,000.00	995.38	7.39			1,000.00	1,017.80	7.48		1.47
R-2	1,000.00	996.25	6.74			1,000.00	1,018.45	6.82		1.34
R-3	1,000.00	997.15	5.84			1,000.00	1,019.36	5.90		1.16
R-4	1,000.00	998.00	4.88			1,000.00	1,020.32	4.94		0.97
R-5	1,000.00	998.74	4.28			1,000.00	1,020.92	4.33		0.85
R-6	1,000.00	1,000.25	3.03			1,000.00	1,022.18	3.06		0.60
MidCap Growth Fund
Class J	1,000.00	1,001.42	4.74			1,000.00	1,020.47	4.79		0.94
Institutional	1,000.00	1,003.37	3.79			1,000.00	1,021.42	3.82		0.75
R-1	1,000.00	998.63	7.81			1,000.00	1,017.39	7.88		1.55
R-2	1,000.00	998.73	7.15			1,000.00	1,018.05	7.22		1.42
R-3	1,000.00	1,000.00	6.25			1,000.00	1,018.95	6.31		1.24
R-4	1,000.00	1,001.13	5.30			1,000.00	1,019.91	5.35		1.05
R-5	1,000.00	1,002.18	4.69			1,000.00	1,020.52	4.74		0.93
MidCap Growth Fund III
Class J	1,000.00	1,010.81	6.28			1,000.00	1,018.95	6.31		1.24
Institutional	1,000.00	1,012.32	4.62			1,000.00	1,020.62	4.63		0.91
R-1	1,000.00	1,008.59	9.01			1,000.00	1,016.23	9.05		1.78
R-2	1,000.00	1,008.21	8.35			1,000.00	1,016.89	8.39		1.65
R-3	1,000.00	1,009.42	7.45			1,000.00	1,017.80	7.48		1.47
R-4	1,000.00	1,010.97	6.49			1,000.00	1,018.75	6.51		1.28
R-5	1,000.00	1,010.49	5.88			1,000.00	1,019.36	5.90		1.16
MidCap S&P 400 Index Fund
Class J	1,000.00	980.22	2.00			1,000.00	1,023.19	2.04		0.40
Institutional	1,000.00	981.70	0.85			1,000.00	1,024.35	0.87		0.17
R-1	1,000.00	977.21	5.18			1,000.00	1,019.96	5.30		1.04
R-2	1,000.00	977.91	4.54			1,000.00	1,020.62	4.63		0.91
R-3	1,000.00	978.75	3.64			1,000.00	1,021.53	3.72		0.73
R-4	1,000.00	979.75	2.69			1,000.00	1,022.48	2.75		0.54
R-5	1,000.00	980.37	2.10			1,000.00	1,023.09	2.14		0.42
R-6	1,000.00	981.22	0.80			1,000.00	1,024.40	0.82		0.16
MidCap Value Fund I
Class J	1,000.00	983.65	6.05			1,000.00	1,019.11	6.16		1.21
Institutional	1,000.00	985.18	4.45			1,000.00	1,020.72	4.53		0.89
R-1	1,000.00	981.03	8.79			1,000.00	1,016.33	8.94		1.76
R-2	1,000.00	981.21	8.14			1,000.00	1,016.99	8.29		1.63
R-3	1,000.00	982.23	7.24			1,000.00	1,017.90	7.38		1.45
R-4	1,000.00	983.63	6.30			1,000.00	1,018.85	6.41		1.26
R-5	1,000.00	983.72	5.70			1,000.00	1,019.46	5.80		1.14
MidCap Value Fund III
Class J	1,000.00	928.90	4.57			1,000.00	1,020.47	4.79		0.94
Institutional	1,000.00	929.88	3.31			1,000.00	1,021.78	3.47		0.68
R-1	1,000.00	926.17	7.33			1,000.00	1,017.59	7.68		1.51
R-2	1,000.00	926.76	6.70			1,000.00	1,018.25	7.02		1.38
R-3	1,000.00	927.70	5.83			1,000.00	1,019.16	6.11		1.20
R-4	1,000.00	928.52	4.91			1,000.00	1,020.11	5.14		1.01
R-5	1,000.00	928.78	4.33			1,000.00	1,020.72	4.53		0.89
R-6	1,000.00	930.26	3.07			1,000.00	1,022.03	3.21		0.63
Money Market Fund
Class J	1,000.00	1,007.75	3.09			1,000.00	1,022.13	3.11		0.61

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
Overseas Fund
Institutional	$1,000.00	$883.07	$4.84		$1,000.00	$1,020.06		$5.19		1.02%
R-1	1,000.00	879.61	9.00			1,000.00	1,015.63	9.65		1.90
R-2	1,000.00	879.82	8.39			1,000.00	1,016.28	9.00		1.77
R-3	1,000.00	880.28	7.54			1,000.00	1,017.19	8.08		1.59
R-4	1,000.00	881.68	6.64			1,000.00	1,018.15	7.12		1.40
R-5	1,000.00	882.56	6.07			1,000.00	1,018.75	6.51		1.28
Principal Capital Appreciation Fund
Institutional	1,000.00	1,036.62	2.41			1,000.00	1,022.84	2.40		0.47
R-1	1,000.00	1,031.90	6.97			1,000.00	1,018.35	6.92		1.36
R-2	1,000.00	1,032.69	6.30			1,000.00	1,019.00	6.26		1.23
R-3	1,000.00	1,033.68	5.38			1,000.00	1,019.91	5.35		1.05
R-4	1,000.00	1,034.54	4.41			1,000.00	1,020.87	4.38		0.86
R-5	1,000.00	1,035.24	3.80			1,000.00	1,021.48	3.77		0.74
Principal LifeTime 2010 Fund
Class J	1,000.00	985.81	0.90			1,000.00	1,024.30	0.92		0.18
Institutional	1,000.00	986.61	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	982.85	4.45			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	983.59	3.80			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	983.51	2.90			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	985.04	1.95			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	985.06	1.35			1,000.00	1,023.84	1.38		0.27
Principal LifeTime 2015 Fund
Institutional	1,000.00	983.57	0.10			1,000.00	1,025.10	0.10		0.02
R-1	1,000.00	980.20	4.44			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	980.33	3.79			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	981.23	2.90			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	982.35	1.95			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	982.39	1.35			1,000.00	1,023.84	1.38		0.27
Principal LifeTime 2020 Fund
Class J	1,000.00	978.69	0.85			1,000.00	1,024.35	0.87		0.17
Institutional	1,000.00	978.81	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	974.41	4.38			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	975.09	3.73			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	976.46	2.84			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	977.22	1.89			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	977.29	1.30			1,000.00	1,023.89	1.33		0.26
Principal LifeTime 2025 Fund
Institutional	1,000.00	977.27	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	973.19	4.38			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	973.29	3.73			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	975.04	2.84			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	975.29	1.89			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	976.25	1.30			1,000.00	1,023.89	1.33		0.26
Principal LifeTime 2030 Fund
Class J	1,000.00	970.69	0.89			1,000.00	1,024.30	0.92		0.18
Institutional	1,000.00	971.45	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	967.12	4.36			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	967.92	3.72			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	968.60	2.83			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	969.64	1.89			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	970.07	1.29			1,000.00	1,023.89	1.33		0.26
Principal LifeTime 2035 Fund
Institutional	1,000.00	973.96	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	970.15	4.37			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	970.95	3.73			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	971.90	2.83			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	972.11	1.89			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	973.02	1.29			1,000.00	1,023.89	1.33		0.26

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
Value May 1,		Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
Principal LifeTime 2040 Fund
Class J	$1,000.00	$971.15	$0.99		$1,000.00	$1,024.20		$1.02		0.20%
Institutional	1,000.00	972.03	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	967.91	4.36			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	969.17	3.72			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	969.74	2.83			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	971.06	1.89			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	971.25	1.29			1,000.00	1,023.89	1.33		0.26
Principal LifeTime 2045 Fund
Institutional	1,000.00	970.52	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	965.65	4.41			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	967.23	3.77			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	968.20	2.88			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	968.48	1.94			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	969.34	1.34			1,000.00	1,023.84	1.38		0.27
Principal LifeTime 2050 Fund
Class J	1,000.00	967.97	1.19			1,000.00	1,024.00	1.22		0.24
Institutional	1,000.00	968.85	0.05			1,000.00	1,025.16	0.05		0.01
R-1	1,000.00	964.65	4.36			1,000.00	1,020.77	4.48		0.88
R-2	1,000.00	965.89	3.72			1,000.00	1,021.42	3.82		0.75
R-3	1,000.00	966.54	2.83			1,000.00	1,022.33	2.91		0.57
R-4	1,000.00	967.37	1.88			1,000.00	1,023.29	1.94		0.38
R-5	1,000.00	968.09	1.29			1,000.00	1,023.89	1.33		0.26
Principal LifeTime 2055 Fund
Institutional	1,000.00	967.79	0.10			1,000.00	1,025.10	0.10		0.02
R-1	1,000.00	963.66	4.41			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	964.53	3.76			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	965.47	2.87			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	965.77	1.93			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	966.67	1.34			1,000.00	1,023.84	1.38		0.27
Principal LifeTime 2060 Fund
Class J	1,000.00	965.42	1.88			1,000.00	1,023.29	1.94		0.38
Institutional	1,000.00	967.04	0.15			1,000.00	1,025.05	0.15		0.03
R-1	1,000.00	963.41	4.40			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	963.55	3.76			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	964.56	2.87			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	965.32	1.93			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	966.13	1.34			1,000.00	1,023.84	1.38		0.27
Principal LifeTime 2065 Fund
Institutional	1,000.00	966.07	0.50			1,000.00	1,024.70	0.51		0.10
R-1	1,000.00	962.12	4.60			1,000.00	1,020.52	4.74		0.93
R-2	1,000.00	963.98	3.96			1,000.00	1,021.17	4.08		0.80
R-3	1,000.00	964.08	3.07			1,000.00	1,022.08	3.16		0.62
R-4	1,000.00	965.06	2.13			1,000.00	1,023.04	2.19		0.43
R-5	1,000.00	966.04	1.54			1,000.00	1,023.64	1.58		0.31
Principal LifeTime Hybrid 2015 Fund
Class J	1,000.00	984.26	1.50			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	986.11	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	985.21	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2020 Fund
Class J	1,000.00	981.90	1.50			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	983.73	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	982.84	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2025 Fund
Class J	1,000.00	977.97	1.50			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	979.74	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	979.75	0.10			1,000.00	1,025.10	0.10		0.02

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
Value May 1,		Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
Principal LifeTime Hybrid 2030 Fund
Class J	$1,000.00	$974.87	$1.49		$1,000.00	$1,023.69		$1.53		0.30%
Institutional	1,000.00	975.76	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	976.60	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2035 Fund
Class J	1,000.00	974.55	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	975.42	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	976.29	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2040 Fund
Class J	1,000.00	972.32	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	974.02	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	973.22	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2045 Fund
Class J	1,000.00	971.00	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	971.85	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	971.88	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2050 Fund
Class J	1,000.00	969.57	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	970.37	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	971.19	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2055 Fund
Class J	1,000.00	968.29	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	969.92	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	969.94	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2060 Fund
Class J	1,000.00	967.51	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	969.16	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	968.40	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid 2065 Fund
Class J	1,000.00	966.82	1.49			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	967.80	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	967.80	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Hybrid Income Fund
Class J	1,000.00	990.25	1.50			1,000.00	1,023.69	1.53		0.30
Institutional	1,000.00	991.23	0.25			1,000.00	1,024.95	0.26		0.05
R-6	1,000.00	991.24	0.10			1,000.00	1,025.10	0.10		0.02
Principal LifeTime Strategic Income Fund
Class J	1,000.00	987.68	1.10			1,000.00	1,024.10	1.12		0.22
Institutional	1,000.00	989.38	0.10			1,000.00	1,025.10	0.10		0.02
R-1	1,000.00	984.52	4.45			1,000.00	1,020.72	4.53		0.89
R-2	1,000.00	985.33	3.80			1,000.00	1,021.37	3.87		0.76
R-3	1,000.00	986.00	2.90			1,000.00	1,022.28	2.96		0.58
R-4	1,000.00	986.84	1.95			1,000.00	1,023.24	1.99		0.39
R-5	1,000.00	987.75	1.35			1,000.00	1,023.84	1.38		0.27
Real Estate Securities Fund
Class J	1,000.00	1,038.39	5.75			1,000.00	1,019.56	5.70		1.12
Institutional	1,000.00	1,039.47	4.78			1,000.00	1,020.52	4.74		0.93
R-1	1,000.00	1,035.81	8.67			1,000.00	1,016.69	8.59		1.69
R-2	1,000.00	1,036.23	8.01			1,000.00	1,017.34	7.93		1.56
R-3	1,000.00	1,037.13	7.09			1,000.00	1,018.25	7.02		1.38
R-4	1,000.00	1,038.11	6.11			1,000.00	1,019.21	6.06		1.19
R-5	1,000.00	1,038.73	5.50			1,000.00	1,019.81	5.45		1.07
R-6	1,000.00	1,039.93	4.27			1,000.00	1,021.02	4.23		0.83

			Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
SAM Balanced Portfolio
Class J	$1,000.00	$985.07	$2.20		$1,000.00		$1,022.99	$2.24		0.44%
Institutional	1,000.00	986.05	1.45			1,000.00	1,023.74	1.48		0.29
R-1	1,000.00	981.82	5.79			1,000.00	1,019.36	5.90		1.16
R-2	1,000.00	982.16	5.15			1,000.00	1,020.01	5.24		1.03
R-3	1,000.00	983.22	4.25			1,000.00	1,020.92	4.33		0.85
R-4	1,000.00	984.18	3.30			1,000.00	1,021.88	3.36		0.66
R-5	1,000.00	984.75	2.70			1,000.00	1,022.48	2.75		0.54
SAM Conservative Balanced
Portfolio
Class J	1,000.00	988.82	2.21			1,000.00	1,022.99	2.24		0.44
Institutional	1,000.00	988.78	1.45			1,000.00	1,023.74	1.48		0.29
R-1	1,000.00	985.09	5.80			1,000.00	1,019.36	5.90		1.16
R-2	1,000.00	986.45	5.16			1,000.00	1,020.01	5.24		1.03
R-3	1,000.00	986.79	4.26			1,000.00	1,020.92	4.33		0.85
R-4	1,000.00	987.75	3.31			1,000.00	1,021.88	3.36		0.66
R-5	1,000.00	988.31	2.71			1,000.00	1,022.48	2.75		0.54
SAM Conservative Growth Portfolio
Class J	1,000.00	978.89	2.24			1,000.00	1,022.94	2.29		0.45
Institutional	1,000.00	979.73	1.45			1,000.00	1,023.74	1.48		0.29
R-1	1,000.00	975.47	5.78			1,000.00	1,019.36	5.90		1.16
R-2	1,000.00	976.08	5.13			1,000.00	1,020.01	5.24		1.03
R-3	1,000.00	977.16	4.24			1,000.00	1,020.92	4.33		0.85
R-4	1,000.00	978.52	3.29			1,000.00	1,021.88	3.36		0.66
R-5	1,000.00	978.48	2.69			1,000.00	1,022.48	2.75		0.54
SAM Flexible Income Portfolio
Class J	1,000.00	997.40	2.16			1,000.00	1,023.04	2.19		0.43
Institutional	1,000.00	998.01	1.51			1,000.00	1,023.69	1.53		0.30
R-1	1,000.00	993.76	5.83			1,000.00	1,019.36	5.90		1.16
R-2	1,000.00	994.39	5.18			1,000.00	1,020.01	5.24		1.03
R-3	1,000.00	996.08	4.28			1,000.00	1,020.92	4.33		0.85
R-4	1,000.00	997.06	3.32			1,000.00	1,021.88	3.36		0.66
R-5	1,000.00	996.83	2.72			1,000.00	1,022.48	2.75		0.54
SAM Strategic Growth Portfolio
Class J	1,000.00	966.23	2.28			1,000.00	1,022.89	2.35		0.46
Institutional	1,000.00	967.08	1.49			1,000.00	1,023.69	1.53		0.30
R-1	1,000.00	962.24	5.79			1,000.00	1,019.31	5.96		1.17
R-2	1,000.00	963.17	5.15			1,000.00	1,019.96	5.30		1.04
R-3	1,000.00	964.14	4.26			1,000.00	1,020.87	4.38		0.86
R-4	1,000.00	964.88	3.32			1,000.00	1,021.83	3.41		0.67
R-5	1,000.00	965.31	2.72			1,000.00	1,022.43	2.80		0.55
Short-Term Income Fund
Class J	1,000.00	1,007.44	3.34			1,000.00	1,021.88	3.36		0.66
Institutional	1,000.00	1,008.61	2.18			1,000.00	1,023.04	2.19		0.43
R-1	1,000.00	1,005.06	6.52			1,000.00	1,018.70	6.56		1.29
R-2	1,000.00	1,004.89	5.86			1,000.00	1,019.36	5.90		1.16
R-3	1,000.00	1,005.79	4.95			1,000.00	1,020.27	4.99		0.98
R-4	1,000.00	1,006.77	4.00			1,000.00	1,021.22	4.02		0.79
R-5	1,000.00	1,007.36	3.39			1,000.00	1,021.83	3.41		0.67
SmallCap Fund
Class J	1,000.00	965.69	5.00			1,000.00	1,020.11	5.14		1.01
Institutional	1,000.00	966.55	4.06			1,000.00	1,021.07	4.18		0.82
R-1	1,000.00	962.33	8.06			1,000.00	1,016.99	8.29		1.63
R-2	1,000.00	962.73	7.42			1,000.00	1,017.64	7.63		1.50
R-3	1,000.00	964.09	6.53			1,000.00	1,018.55	6.72		1.32
R-4	1,000.00	965.03	5.60			1,000.00	1,019.51	5.75		1.13
R-5	1,000.00	965.41	5.00			1,000.00	1,020.11	5.14		1.01
R-6	1,000.00	966.92	3.77			1,000.00	1,021.37	3.87		0.76

		Shareholder Expense Example
				Principal Funds, Inc.
			October 31, 2018 (unaudited)

		Actual					Hypothetical
			Expenses Paid			Ending
	Beginning	Ending	During Period		Beginning	Account		Expenses Paid
	Account	Account	May 1, 2018 to		Account	Value		During Period May		Annualized
	Value May 1,	Value October	October 31,		Value May	October 31,		1, 2018 to October		Expense
	2018	31, 2018	2018	(a)	1, 2018	2018		31, 2018	(a)	Ratio
SmallCap Growth Fund I
Class J	$1,000.00	$1,027.25	$6.59		$1,000.00		$1,018.70	$6.56		1.29%
Institutional	1,000.00	1,028.80	5.22			1,000.00	1,020.06	5.19		1.02
R-1	1,000.00	1,024.78	9.54			1,000.00	1,015.78	9.50		1.87
R-2	1,000.00	1,025.50	8.88			1,000.00	1,016.43	8.84		1.74
R-3	1,000.00	1,026.52	7.97			1,000.00	1,017.34	7.93		1.56
R-4	1,000.00	1,027.32	7.00			1,000.00	1,018.30	6.97		1.37
R-5	1,000.00	1,028.41	6.39			1,000.00	1,018.90	6.36		1.25
R-6	1,000.00	1,028.84	5.06			1,000.00	1,020.21	5.04		0.99
SmallCap S&P 600 Index Fund
Class J	1,000.00	1,007.07	2.12			1,000.00	1,023.09	2.14		0.42
Institutional	1,000.00	1,008.16	0.96			1,000.00	1,024.25	0.97		0.19
R-1	1,000.00	1,003.85	5.25			1,000.00	1,019.96	5.30		1.04
R-2	1,000.00	1,004.47	4.60			1,000.00	1,020.62	4.63		0.91
R-3	1,000.00	1,005.51	3.69			1,000.00	1,021.53	3.72		0.73
R-4	1,000.00	1,006.52	2.73			1,000.00	1,022.48	2.75		0.54
R-5	1,000.00	1,006.83	2.12			1,000.00	1,023.09	2.14		0.42
R-6	1,000.00	1,008.16	0.81			1,000.00	1,024.40	0.82		0.16
SmallCap Value Fund II
Class J	1,000.00	965.71	6.74			1,000.00	1,018.35	6.92		1.36
Institutional	1,000.00	967.37	4.91			1,000.00	1,020.21	5.04		0.99
R-1	1,000.00	963.19	9.10			1,000.00	1,015.93	9.35		1.84
R-2	1,000.00	963.84	8.46			1,000.00	1,016.59	8.69		1.71
R-3	1,000.00	965.18	7.58			1,000.00	1,017.49	7.78		1.53
R-4	1,000.00	965.68	6.64			1,000.00	1,018.45	6.82		1.34
R-5	1,000.00	966.83	6.05			1,000.00	1,019.06	6.21		1.22
R-6	1,000.00	968.14	4.76			1,000.00	1,020.37	4.89		0.96
Tax-Exempt Bond Fund
Institutional	1,000.00	996.73	3.02			1,000.00	1,022.18	3.06		0.60
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Institutional	1,000.00	996.70	2.62		1,000.00		1,022.55	2.65		0.52

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (October 9, 2018 to October 31, 2018), multiplied by 22/365 (to reflect the period since inception).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2018, July 2018, August 2018, September 2018, October 2018 and November 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	June 2018
Fund		Net Income	Realized Gain	Capital Sources
Global Real Estate Securities Fund		90.84%	9.16%	0.00%
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		65.17	0.00	34.83
Income Fund		0.00	0.00	100.00
SAM Flexible Income Portfolio		92.20	7.80	0.00

	July 2018
Fund		Net Income	Realized Gain	Capital Sources
Government & High Quality Bond Fund		0.00%	0.00%	100.00%
High Yield Fund		61.36	0.00	38.64
Income Fund		0.00	0.00	100.00

	August 2018
Fund		Net Income	Realized Gain	Capital Sources
Government & High Quality Bond Fund		0.00%	0.00%	100.00%
High Yield Fund		53.78	0.00	46.22
Income Fund		0.00	0.00	100.00
SAM Flexible Income Portfolio		95.56	4.44	0.00

	September 2018
Fund		Net Income	Realized Gain	Capital Sources
Global Diversified Income Fund		81.74%	0.00%	18.26%
Global Real Estate Securities Fund		97.31	2.69	0.00
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		46.97	0.00	53.03
Income Fund		0.00	0.00	100.00
SAM Flexible Income Portfolio		98.61	1.39	0.00

	October 2018
Fund		Net Income	Realized Gain	Capital Sources
Global Diversified Income Fund		0.00%	0.00%	100.00%
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		40.21	0.00	59.79
Income Fund		0.00	0.00	100.00

	November 2018
Fund		Net Income	Realized Gain	Capital Sources
Global Diversified Income Fund		0.00%	0.00%	100.00%
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		33.87	0.00	66.13
Income Fund		0.00	0.00	100.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Principal Funds, Inc.
(unaudited)

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	133	Durango Herald, Inc;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	133	McClatchy Newspapers,
Director since 2012			Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee			Communications, Inc.
1951

Craig Damos	President, The Damos Company	133	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c)Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	133	None
Director since 2004	Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	133	Focus Products Group; MAM
Director since 2005			USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	133	Armstrong World Industries,
Director since March 2012			Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	133	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	133	Charlotte Russe; Follet
Director since 2015	Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee	Healthcare		SpartanNash; Spectrum
1962			Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	133	Brown Advisory; B/E
Director since 2018			Aerospace; WP Carey; Nalco
Member, Operations Committee			(and its successor Ecolab)
1959

The following directors are considered to be "interested persons" as defined in the 1940 Ac, because of an affilation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	133	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011 Director,	133	None
Director since 2008	Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015) Chairman,
PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015) Chairman,
PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	133	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PFD (2009-2013)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Layne A. Rasmussen	Vice President/Controller, PMC prior to 2018
Vice President	Director – Accounting, PLIC since 2015
Des Moines, IA 50392	Financial Controller, PLIC prior to 2015
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Director – Treasury, PFA (2011-2013)
1966	Assistant Vice President/Treasury, PFD since 2013
Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2018, and the Statement ofAdditional Information dated March 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Subadvisory Agreement between Hotchkis and Wiley Capital Management, LLC and Principal Global Investors, LLC (the “Manager” or “PGI”) related to the SmallCap Value Fund II; and (2) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.

Hotchkis and Wiley Capital Management, LLC Subadvisory Agreement

On June 12, 2018, the Board considered for the SmallCap Value Fund II (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Hotchkis and Wiley Capital Management, LLC (the “Subadvisor”) with respect to the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one-year, three-year, five-year and since inception (July 1, 2005) performance returns as of March 31, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the Fund, as compared to the historical performance returns (gross of fees) of a current subadvisor to the Fund and a relevant benchmark index. In addition, the Board reviewed the percentile rankings of the historical performance of the Subadvisor’s composite, net of proposed fees, in a relevant Morningstar category for each of the periods referenced above. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also received information from the Manager, based upon data supplied by Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s overall weighted average subadvisory fee to subadvisory fees of funds in a broad-based, industry category defined by Broadridge. The Board considered that the Subadvisor has another subadvisory client with a lower fee for the specific mandate that it will manage for the Fund and noted the reasons cited by the Subadvisor for the differing fee. The Board also considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board also noted the Manager’s statement that, with the exception of such soft dollar benefits, there would be no known fall-out benefits to the Subadvisor in connection with its management of an investment sleeve of the Fund. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 12, 2018 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the “Manager”) and PFI, on behalf of each of the sixty-five 65 series of PFI (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each ofAllianceBernstein L.P.;Analytic Investors, LLC; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management, Inc.; BlackRock International Limited; BNY Mellon Asset Management North America Corporation; Brown Advisory, LLC; Causeway Capital Management LLC.; Columbus Circle Investors; DDJ Capital Management, LLC; Eagle Asset

Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis and Wiley Capital Management, LLC; Logan Circle Partners, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Neuberger Berman Investment Advisers LLC; Origin Asset Management LLP; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; Stone Harbor Investment Partners LP; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management Corp.; (collectively, the “Subadvisors”).  The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the ManagementAgreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2018 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2018, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar, with certain exceptions. For the Money Market Fund, comparative performance information was provided by I-Money Net.

For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2018, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2018, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

With regard to the investment sleeve of the MidCap Value Fund III in which investments are actively managed by the Manager, the Board received a presentation from representatives of the Manager’s portfolio management team at its September 12, 2018 meeting, and the Board noted the Manager’s discussion of the performance of such investment sleeve and efforts being made to improve performance.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual management fee (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).

For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

In addition, with regard to the High Yield Fund I, which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment CompanyAct of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.

Profitability

The Board reviewed detailed information regarding revenues PMC, the previous investment adviser to the Funds, and its affiliate PGI received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable ManagementAgreement for the year ended December 31, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Columbus Circle Investors, Finisterre Capital LLP, OriginAsset Management LLP, PostAdvisory Group, LLC, Principal Real Estate Investors LLC and SpectrumAsset Management, Inc.) and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2017. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. Taking into account management’s proposal to amend the Management Agreement for the MidCap Fund to add a new breakpoint to the management fee schedule for the Fund, the Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

The Board also noted that the management fees for the Government Money Market Fund, LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

Special Circumstances

For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.

With regard to the LargeCap Value Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the Equity Income Fund, subject to shareholder approval. The Board noted that the contractual management fee, the actual management fee and the total net expense ratio on the basis of ClassAshares were in the first or second quartiles (1st, 44th and 33rd percentiles, respectively) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until completion of the reorganization and would provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization. Subadvisory Fees, Economies of Scale and Profitability For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund whose Subadvisor does not receive a subadvisory fee, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee at current asset levels and at theoretical asset levels to subadvisory fees of subadvised funds in the Expense Group and, if available, the Expense Universe.

With regard to the International Fund I, the Board accepted management’s proposal to amend the Subadvisory Agreement to reduce the subadvisory fee schedule for Origin Asset Management, LLP and considered both the reduced subadvisory fee schedule and the pro forma ranking of the reduced subadvisory fee in concluding that the Subadvisory Agreement, as amended, should be renewed.

With regard to the Finisterre Unconstrained Emerging Markets Bond Fund, the Board accepted management’s proposal to amend the Subadvisory Agreement to reduce the subadvisory fee schedule for Finisterre Capital, LLP and considered both the reduced subadvisory fee schedule and the pro forma ranking of the reduced subadvisory fee in concluding that the Subadvisory Agreement, as amended, should be renewed.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Special Circumstances

As part of its annual review of the Funds’Subadvisory Agreements, the Board concluded that the Subadvisory Agreement pursuant to which Emerald Advisers, LLC (“Emerald”) serves as the Subadvisor to an actively managed investment sleeve of the SmallCap Growth Fund I should be renewed. The Board further noted that a change in control transaction with respect to Emerald was expected to become effective in September 2018, and that this change in control would result in the “assignment” (as defined in the Investment Company Act of 1940, as amended) of the Subadvisory Agreement then in effect, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management team that currently manages the Fund’s investment sleeve or to the investment philosophy and process the team employs; that the change in control transaction was not expected to impact the nature, quality or extent of the services that the Subadvisor provides to the Fund; and that the subadvisory fee schedule would not change in connection with the change in control transaction. Accordingly, the Board concluded that a new Subadvisory Agreement with Emerald should be approved to take effect upon the termination of the Subadvisory Agreement upon the effectiveness of the change in control transaction.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement (with the exceptions noted above), with the actions proposed by the Manager, is in the best interests of each Fund.

Special Meeting of Shareholders

Principal Funds, Inc.

Held October 9, 2018

1. Shareholders of LargeCap Value Fund voted to approve a Plan of Acquisition providing the reorganization of LargeCap Value Fund into Equity Income Fund:

In Favor	Opposed	Abstained
14,606,475.895	812,185.435	1,391,955.133

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2018 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31, 2018. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2018, that qualifies for the DRD are as follows:

	DRD		DRD
Core Plus Bond Fund	2.74%	Principal LifeTime 2055 Fund	31.65%
Equity Income Fund	67.84	Principal LifeTime 2060 Fund	31.32
Global Diversified Income Fund	10.11	Principal LifeTime 2065 Fund	2.43
Global Real Estate Securities Fund	0.35	Principal LifeTime Hybrid 2015 Fund	20.42
High Yield Fund	1.28	Principal LifeTime Hybrid 2020 Fund	25.72
High Yield Fund I	0.03	Principal LifeTime Hybrid 2025 Fund	30.48
Income Fund	7.80	Principal LifeTime Hybrid 2030 Fund	35.46
LargeCap Growth Fund	38.83	Principal LifeTime Hybrid 2035 Fund	36.18
LargeCap Growth Fund I	100.00	Principal LifeTime Hybrid 2040 Fund	40.08
LargeCap S&P 500 Index Fund	100.00	Principal LifeTime Hybrid 2045 Fund	42.95
LargeCap Value Fund III	73.05	Principal LifeTime Hybrid 2050 Fund	45.61
MidCap Fund	100.00	Principal LifeTime Hybrid 2055 Fund	46.51
MidCap Growth Fund III	15.87	Principal LifeTime Hybrid 2060 Fund	43.58
MidCap S&P 400 Index Fund	76.97	Principal LifeTime Hybrid 2065 Fund	3.64
MidCap Value Fund I	36.03	Principal LifeTime Hybrid Income Fund	11.72
MidCap Value Fund III	40.70	Principal LifeTime Strategic Income Fund	10.48
Overseas Fund	0.33	Real Estate Securities Fund	0.73
Principal Capital Appreciation Fund	100.00	SAM Balanced Portfolio	31.17
Principal LifeTime 2010 Fund	14.88	SAM Conservative Balanced Portfolio	23.34
Principal LifeTime 2015 Fund	17.52	SAM Conservative Growth Portfolio	43.38
Principal LifeTime 2020 Fund	19.76	SAM Flexible Income Portfolio	17.74
Principal LifeTime 2025 Fund	21.76	SAM Strategic Growth Portfolio	47.02
Principal LifeTime 2030 Fund	24.71	SmallCap Fund	22.67
Principal LifeTime 2035 Fund	25.81	SmallCap Growth Fund I	10.14
Principal LifeTime 2040 Fund	28.40	SmallCap S&P 600 Index Fund	57.27
Principal LifeTime 2045 Fund	29.84	SmallCap Value Fund II	39.22
Principal LifeTime 2050 Fund	31.60

Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:

	QDI		QDI
Core Plus Bond Fund	5.39%	Principal LifeTime 2045 Fund	55.84%
Diversified International Fund	78.89	Principal LifeTime 2050 Fund	59.28
Equity Income Fund	90.72	Principal LifeTime 2055 Fund	59.71
Finisterre Unconstrained Emerging Markets Bond
Fund	2.28	Principal LifeTime 2060 Fund	59.21
Global Diversified Income Fund	23.79	Principal LifeTime 2065 Fund	3.58
Global Real Estate Securities Fund	20.36	Principal LifeTime Hybrid 2015 Fund	32.53
High Yield Fund	1.56	Principal LifeTime Hybrid 2020 Fund	39.68
High Yield Fund I	0.06	Principal LifeTime Hybrid 2025 Fund	47.00
Income Fund	7.80	Principal LifeTime Hybrid 2030 Fund	54.06
International Emerging Markets Fund	91.46	Principal LifeTime Hybrid 2035 Fund	53.56
International Fund I	100.00	Principal LifeTime Hybrid 2040 Fund	59.39
LargeCap Growth Fund	41.99	Principal LifeTime Hybrid 2045 Fund	63.59
LargeCap Growth Fund I	100.00	Principal LifeTime Hybrid 2050 Fund	67.62
LargeCap S&P 500 Index Fund	100.00	Principal LifeTime Hybrid 2055 Fund	69.06
LargeCap Value Fund III	87.98	Principal LifeTime Hybrid 2060 Fund	64.36
MidCap Fund	100.00	Principal LifeTime Hybrid 2065 Fund	6.39
MidCap Growth Fund III	16.77	Principal LifeTime Hybrid Income Fund	19.22
MidCap S&P 400 Index Fund	80.36	Principal LifeTime Strategic Income Fund	20.50
MidCap Value Fund I	38.56	Real Estate Securities Fund	4.17
MidCap Value Fund III	52.99	SAM Balanced Portfolio	50.70
Overseas Fund	85.71	SAM Conservative Balanced Portfolio	37.29
Principal Capital Appreciation Fund	100.00	SAM Conservative Growth Portfolio	68.16
Principal LifeTime 2010 Fund	28.73	SAM Flexible Income Portfolio	27.79
Principal LifeTime 2015 Fund	33.90	SAM Strategic Growth Portfolio	75.70

		Federal Income Tax Information
		Principal Funds, Inc.
		October 31, 2018 (unaudited)

	QDI		QDI
Principal LifeTime 2020 Fund	38.72%	SmallCap Fund	25.55%
Principal LifeTime 2025 Fund	42.94	SmallCap Growth Fund I	10.76
Principal LifeTime 2030 Fund	47.92	SmallCap S&P 600 Index Fund	57.73
Principal LifeTime 2035 Fund	47.79	SmallCap Value Fund II	41.82
Principal LifeTime 2040 Fund	53.03

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2018, are as follows:

	Foreign Taxes		Foreign Taxes
	Per Share		Per Share
Diversified International Fund	$0.0389	Principal LifeTime Hybrid 2020 Fund	$0.0038
Finisterre Unconstrained Emerging Markets Bond
Fund	0.0005	Principal LifeTime Hybrid 2025 Fund	0.0038
International Emerging Markets Fund	0.1120	Principal LifeTime Hybrid 2030 Fund	0.0047
International Fund I	0.0426	Principal LifeTime Hybrid 2035 Fund	0.0051
Overseas Fund	0.0306	Principal LifeTime Hybrid 2040 Fund	0.0061
Principal LifeTime 2010 Fund	0.0041	Principal LifeTime Hybrid 2045 Fund	0.0061
Principal LifeTime 2015 Fund	0.0040	Principal LifeTime Hybrid 2050 Fund	0.0061
Principal LifeTime 2020 Fund	0.0064	Principal LifeTime Hybrid 2055 Fund	0.0057
Principal LifeTime 2025 Fund	0.0054	Principal LifeTime Hybrid 2060 Fund	0.0037
Principal LifeTime 2030 Fund	0.0084	Principal LifeTime Hybrid Income Fund	0.0016
Principal LifeTime 2035 Fund	0.0078	Principal LifeTime Strategic Income Fund	0.0026
Principal LifeTime 2040 Fund	0.0115	SAM Balanced Portfolio	0.0053
Principal LifeTime 2045 Fund	0.0089	SAM Conservative Balanced Portfolio	0.0027
Principal LifeTime 2050 Fund	0.0121	SAM Conservative Growth Portfolio	0.0098
Principal LifeTime 2055 Fund	0.0091	SAM Flexible Income Portfolio	0.0003
Principal LifeTime 2060 Fund	0.0091	SAM Strategic Growth Portfolio	0.0146
Principal LifeTime Hybrid 2015 Fund	0.0026

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.

The latest tax reporting supplement is available on Principal's Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center Please consult your tax advisor if you have any questions.

Principal Funds Distributor, Inc.
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Des Moines, IA 50392-6370

Do not use this address for business correspondence

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Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

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FV401-12| © 2018 Principal Financial Services, Inc. | 10/2018 | t17100408h1

Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.